UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05186

Advanced Series Trust

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

,

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2012

Date of reporting period: 3/31/2012

Item 1.  Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.9%
AFFILIATED MUTUAL FUNDS — 58.8%
AST BlackRock Value Portfolio	9,364,238	$89,147,547
AST Cohen & Steers Realty Portfolio	39,152,188	277,980,533
AST Federated Aggressive Growth Portfolio	300,850	2,993,459
AST Global Real Estate Portfolio	48,758,801	414,449,805
AST Goldman Sachs Concentrated Growth Portfolio	1,051,653	32,348,854
AST Goldman Sachs Large-Cap Value Portfolio	1,739,491	29,519,160
AST Goldman Sachs Mid-Cap Growth Portfolio	13,268,419	77,752,933
AST Goldman Sachs Small-Cap Value Portfolio	4,633,099	54,346,255
AST High Yield Portfolio	51,703,140	391,392,770
AST International Growth Portfolio	30,920,761	354,351,920
AST International Value Portfolio	30,430,768	457,374,445
AST Jennison Large-Cap Growth Portfolio*	5,276,512	76,351,136
AST Jennison Large-Cap Value Portfolio	3,370,953	42,204,334
AST Large-Cap Value Portfolio	4,323,662	60,574,511
AST Lord Abbett Core Fixed-Income Portfolio	5,396,106	61,785,408
AST Marsico Capital Growth Portfolio	3,473,181	76,722,562
AST MFS Growth Portfolio	4,246,264	46,666,444
AST Mid-Cap Value Portfolio	19,585,794	253,048,459
AST Money Market Portfolio	246,702	246,702
AST Neuberger Berman Core Bond Portfolio	4,011,299	41,075,707
AST Neuberger Berman Mid-Cap Growth Portfolio*	4,461,526	111,002,777
AST Parametric Emerging Markets Equity Portfolio	63,321,137	567,357,384
AST PIMCO Limited Maturity Bond Portfolio	66,306	707,489
AST PIMCO Total Return Bond Portfolio	11,894,886	145,593,400
AST Prudential Core Bond Portfolio	8,019,212	82,437,501
AST QMA US Equity Alpha Portfolio*	13,777,524	182,827,739
AST Small-Cap Growth Portfolio*	177,751	4,100,725
AST Small-Cap Value Portfolio	9,841,988	141,626,201
AST T. Rowe Price Equity Income Portfolio	8,182,424	74,132,762
AST T. Rowe Price Large-Cap Growth Portfolio*	5,304,846	77,238,554
AST T. Rowe Price Natural Resources Portfolio	1,276,557	25,811,976
AST Western Asset Core Plus Bond Portfolio	7,582,193	82,797,542
Prudential Jennison Market Neutral Fund (Class Z Shares)*	165,249	1,619,441

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,031,450,507)(w)		4,337,586,435

COMMON STOCKS — 8.5%
Advertising
China Century Dragon Media, Inc.*(g)	15,222	24

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.	5,500	275,660
Cubic Corp.	3,500	165,480
Exelis, Inc.	6,900	86,388
General Dynamics Corp.	4,300	315,534
Goodrich Corp.	20,314	2,548,188
HEICO Corp.	4,500	232,155
Kratos Defense & Security Solutions, Inc.*	6,807	36,349
L-3 Communications Holdings, Inc.	6,700	474,159

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
LMI Aerospace, Inc.*	1,400	$25,480
Northrop Grumman Corp.	1,400	85,512
TransDigm Group, Inc.*	5,100	590,376
United Technologies Corp.	28,770	2,386,184

		7,221,465

Air Freight & Logistics
Forward Air Corp.	2,100	77,007

Airlines
Alaska Air Group, Inc.*	7,200	257,904
Hawaiian Holdings, Inc.*	3,700	19,351
JetBlue Airways Corp.*	46,800	228,852

		506,107

Auto Components
Cooper Tire & Rubber Co.	4,900	74,578
Federal-Mogul Corp.*	13,500	232,335
Lear Corp.	5,800	269,642
Modine Manufacturing Co.*	2,900	25,607
Superior Industries International, Inc.	1,100	21,494
TRW Automotive Holdings Corp.*	3,690	171,401

		795,057

Auto Parts & Equipment
Johnson Controls, Inc.	37,780	1,227,094

Automobiles
General Motors Co.*	38,250	981,113
Thor Industries, Inc.	12,100	381,876

		1,362,989

Beverages — 0.1%
Coca-Cola Co. (The)	8,260	611,323
Coca-Cola Enterprises, Inc.	27,320	781,352
Dr. Pepper Snapple Group, Inc.	25,300	1,017,313
Molson Coors Brewing Co. (Class B Stock)	11,800	533,950
National Beverage Corp.*	1,500	24,060
PepsiCo, Inc.	7,250	481,038

		3,449,036

Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc.*	6,080	564,589
Alnylam Pharmaceuticals, Inc.*	8,073	89,368
Amylin Pharmaceuticals, Inc.*	6,300	157,248
Biogen Idec, Inc.*	11,260	1,418,422
Celgene Corp.*	23,420	1,815,518
Dendreon Corp.*	8,810	93,871
Discovery Laboratories, Inc.*	24,000	64,320
Myriad Genetics, Inc.*	27,300	645,918
Oncothyreon, Inc.*	18,000	78,480
Rosetta Genomics Ltd. (Israel)*	27,276	10,670
SciClone Pharmaceuticals, Inc.*	6,200	39,122
United Therapeutics Corp.*	12,400	584,412
Vertex Pharmaceuticals, Inc.*	9,590	393,286

		5,955,224

Building Products
Armstrong World Industries, Inc.	8,700	424,299
Broadwind Energy, Inc.*	45,000	21,155
China Gengsheng Minerals, Inc.*	4,692	4,410
Gibraltar Industries, Inc.*	11,900	180,285
Masco Corp.	23,510	314,329

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
NCI Building Systems, Inc.*	3,100	$35,681

		980,159

Capital Markets
Ameriprise Financial, Inc.	3,230	184,530
Bank of New York Mellon Corp. (The)	15,300	369,189
E*Trade Financial Corp.*	12,300	134,685
Goldman Sachs Group, Inc. (The)	4,080	507,430
MCG Capital Corp.	8,700	36,975
Morgan Stanley	53,700	1,054,668
Raymond James Financial, Inc.	12,000	438,360
Walter Investment Management Corp.	900	20,295

		2,746,132

Chemicals — 0.2%
Air Products & Chemicals, Inc.	27,770	2,549,286
Albemarle Corp.	1,700	108,664
Celanese Corp. (Class A Stock)	6,500	300,170
CF Industries Holdings, Inc.	3,800	694,070
Chemtura Corp.*	12,200	207,156
E.I. du Pont de Nemours & Co.	43,910	2,322,839
Eastman Chemical Co.	14,400	744,336
Georgia Gulf Corp.*	33,395	1,164,817
Koppers Holdings, Inc.	5,100	196,656
Kronos Worldwide, Inc.	5,100	127,194
LSB Industries, Inc.*	8,400	326,928
Mosaic Co. (The)	8,300	458,907
PPG Industries, Inc.	4,300	411,940
Quaker Chemical Corp.	450	17,752
Rockwood Holdings, Inc.*	7,300	380,695
Schulman, (A.), Inc.	5,400	145,908
Solutia, Inc.	92,526	2,585,176
Stepan Co.	400	35,120
Tredegar Corp.	1,200	23,508
Valspar Corp. (The)	8,200	395,978

		13,197,100

Commercial Banks — 0.1%
Associated Banc-Corp.*	2,176	4,548
Banner Corp.	1,600	35,248
Chemical Financial Corp.	1,100	25,784
CIT Group, Inc.*	10,700	441,268
Citizens & Northern Corp.	1,600	32,000
Eagle Bancorp, Inc.*	5,200	87,048
East West Bancorp, Inc.	21,000	484,890
Enterprise Financial Services Corp.	2,300	27,002
Fifth Third Bancorp	38,400	539,520
Financial Institutions, Inc.	3,900	63,063
First Bancorp	1,900	20,767
First Citizens BancShares, Inc. (Class A Stock)	900	164,421
First Commonwealth Financial Corp.	11,500	70,380
First Community Bancshares, Inc.	1,400	18,704
First Horizon National Corp.	3,200	33,216
First Interstate Bancsystem, Inc.	9,100	133,042
First Republic Bank*	2,800	92,232
Huntington Bancshares, Inc.	115,580	745,491
International Bancshares Corp.	1,500	31,725
KeyCorp	80,000	680,000
MainSource Financial Group, Inc.	2,400	28,920
Old National Bancorp	2,300	30,222

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Pacific Capital Bancorp NA*	63	$2,873
PNC Financial Services Group, Inc.	2,500	161,225
Popular, Inc. (Puerto Rico)*	4,700	9,635
Regions Financial Corp.	50,600	333,454
Republic Bancorp, Inc. (Class A Stock)	1,800	43,056
State Bank Financial Corp.*	5,500	96,305
Sterling Financial Corp.*	1,000	20,880
SunTrust Banks, Inc.	17,240	416,691
SVB Financial Group*	5,050	324,917
Tompkins Financial Corp.	200	8,012
Wells Fargo & Co.	52,950	1,807,713
Zions Bancorporation	7,080	151,937

		7,166,189

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	2,300	54,901
Consolidated Graphics, Inc.*	3,800	171,950
Copart, Inc.*	18,800	490,116
Corrections Corp. of America*	18,100	494,311
Courier Corp.	1,800	20,880
Dollar Thrifty Automotive Group, Inc.*	15,662	1,267,212
Encore Capital Group, Inc.*	3,200	72,160
Ennis, Inc.	1,400	22,148
Genpact Ltd. (Bermuda)*	26,970	439,611
GEO Group, Inc. (The)*	173,140	3,291,391
RSC Holdings, Inc.*	107,162	2,420,790
Standard Parking Corp.*	1,000	20,500
Steelcase, Inc. (Class A Stock)	9,400	90,240
SYKES Enterprises, Inc.*	13,000	205,400
Tetra Tech, Inc.*	5,900	155,524
Unifirst Corp.	300	18,465
United Stationers, Inc.	3,200	99,296

		9,334,895

Communications Equipment — 0.1%
Black Box Corp.	6,600	168,366
F5 Networks, Inc.*	6,100	823,256
Ixia*	3,700	46,213
Juniper Networks, Inc.*	13,490	308,651
Loral Space & Communications, Inc.*	1,100	87,560
Netgear, Inc.*	8,900	339,980
Plantronics, Inc.	1,700	68,442
Polycom, Inc.*	18,900	360,423
QUALCOMM, Inc.	13,500	918,270

		3,121,161

Computer Services & Software
Cognizant Technology Solutions Corp. (Class A Stock)*	10,390	799,511

Computers & Peripherals — 0.1%
Apple, Inc.*	3,400	2,038,198
NCR Corp.*	5,200	112,892
NetApp, Inc.*	5,690	254,741
SanDisk Corp.*	10,020	496,892
Uni-Pixel, Inc.*	4,167	22,418
Western Digital Corp.*	5,900	244,201
Xyratex Ltd. (Bermuda)	2,600	41,366

		3,210,708

Conglomerates
Blue Wolf Mongolia Holdings Corp.*	65,000	667,225

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Conglomerates (cont’d.)
Nautilus Marine Acquisition Corp. (Marshall Islands)*	96,000	$939,840
Trio Merger Corp.*	57,000	552,900

		2,159,965

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV (Netherlands)	115,748	4,999,156
Ferrovial SA (Spain)	421,845	4,848,638
Fluor Corp.	28,010	1,681,720
Layne Christensen Co.*	1,300	28,925
Leighton Holdings Ltd. (Australia)	140,264	3,097,638
Primoris Services Corp.	5,800	93,148
Pulte Group, Inc.*	10,020	88,677
Vinci SA (France)	70,382	3,670,276

		18,508,178

Construction Materials
Eagle Materials, Inc.	2,600	90,350

Consumer Finance
Advance America Cash Advance Centers, Inc.	66,106	693,452
Nelnet, Inc. (Class A Stock)	15,500	401,605
SLM Corp.	40,900	644,584

		1,739,641

Consumer Products & Services
Central Garden & Pet Co.*	88,305	830,950
Colgate-Palmolive Co.	1,200	117,336
JAKKS Pacific, Inc.	59,061	1,030,614

		1,978,900

Containers & Packaging
Crown Holdings, Inc.*	11,580	426,491
CryoPort, Inc.*(g)	41,640	26,650
Owens-Illinois, Inc.*	15,600	364,104
Sealed Air Corp.	15,940	307,801

		1,125,046

Distributors
Core-Mark Holding Co., Inc.	400	16,376
Genuine Parts Co.	9,300	583,575
LKQ Corp.*	5,100	158,967

		758,918

Diversified Consumer Services
American Public Education, Inc.*	3,600	136,800
Capella Education Co.*	3,600	129,420
Career Education Corp.*	7,200	58,032
DeVry, Inc.	10,700	362,409
Hillenbrand, Inc.	900	20,655
Steiner Leisure Ltd. (Bahamas)*	300	14,649
Weight Watchers International, Inc.	4,400	339,636

		1,061,601

Diversified Financial Services — 0.1%
Bank of America Corp.	30,150	288,536
BGS Acquisition Corp. (Argentina)*	71,910	709,752
Boston Private Financial Holdings, Inc.*	10,019	43,583
Capital One Financial Corp.	6,820	380,147
CME Group, Inc.	570	164,918
Interactive Brokers Group, Inc. (Class A Stock)	17,100	290,700

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
IntercontinentalExchange, Inc.*	4,130	$567,545
Invesco Ltd. (Bermuda)	14,650	390,716
NYSE Euronext	6,300	189,063
Penson Worldwide, Inc.*	243	165
State Street Corp.	11,440	520,520
TD Ameritrade Holding Corp.	15,990	315,643
TMX Group, Inc. (Canada)	26,363	1,184,082

		5,045,370

Diversified Telecommunication Services
City Telecom HK Ltd. (Hong Kong), ADR(a)	146,983	1,960,753
Verizon Communications, Inc.	12,900	493,167

		2,453,920

Electric Utilities — 0.8%
Central Vermont Public Service Corp.	27,471	966,979
CH Energy Group, Inc.	7,400	493,802
Cia Energetica de Minas Gerais (Brazil), ADR(a)	262,051	6,231,573
DTE Energy Co.	9,670	532,140
E.ON AG (Germany)	78,970	1,891,598
Edison International	155,261	6,600,145
El Paso Electric Co.	6,300	204,687
Entergy Corp.	4,100	275,520
Exelon Corp.	101,370	3,974,718
FirstEnergy Corp.	153,598	7,002,533
Genie Energy Ltd. (Class B Stock)	14,629	141,462
Great Plains Energy, Inc.	156,429	3,170,816
ITC Holdings Corp.	54,092	4,161,838
NextEra Energy, Inc.	9,570	584,536
Northeast Utilities	23,580	875,290
NSTAR	17,150	834,004
NV Energy, Inc.	82,470	1,329,416
Pinnacle West Capital Corp.	300	14,370
Portland General Electric Co.	8,700	217,326
PPL Corp.	244,269	6,903,042
Progress Energy, Inc.	71,575	3,801,348
SSE PLC (United Kingdom)	242,238	5,149,301
Terna Rete Elettrica Nazionale SpA (Italy)	791,536	3,181,810

		58,538,254

Electrical Equipment — 0.1%
Acuity Brands, Inc.	6,800	427,244
AMETEK, Inc.	8,100	392,931
Babcock & Wilcox Co. (The)*	4,600	118,450
Brady Corp. (Class A Stock)	1,400	45,290
Emerson Electric Co.	27,920	1,456,866
EnerSys*	12,700	440,055
Generac Holdings, Inc.*	2,600	63,830
Hubbell, Inc. (Class B Stock)	2,600	204,308
Rockwell Automation, Inc.	800	63,760
Roper Industries, Inc.	2,500	247,900
Thomas & Betts Corp.*	1,011	72,701
Vicor Corp.	2,900	23,200

		3,556,535

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*	7,100	297,987
Avnet, Inc.*	12,600	458,514
DDi Corp.	2,000	24,400
Dolby Laboratories, Inc. (Class A Stock)*	17,000	647,020
Identive Group, Inc.*	22,000	45,980

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Ingram Micro, Inc. (Class A Stock)*	29,500	$547,520
Insight Enterprises, Inc.*	7,100	155,703
Itron, Inc.*	3,000	136,230
Jabil Circuit, Inc.	20,000	502,400
Molex, Inc. (Class A Stock)	38,993	914,386
TE Connectivity Ltd. (Switzerland)	13,560	498,330
Tech Data Corp.*	5,500	298,430

		4,526,900

Energy – Alternate Sources
FuelCell Energy, Inc.*	24,625	38,661
Mission Newenergy Ltd. (Australia)*	2,482	1,191

		39,852

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	15,080	632,455
Halliburton Co.	19,180	636,584
Helix Energy Solutions Group, Inc.*	12,000	213,600
Helmerich & Payne, Inc.	8,900	480,155
Matrix Service Co.*	5,000	70,050
National Oilwell Varco, Inc.	57,521	4,571,194
Oceaneering International, Inc.	6,400	344,896
Oil States International, Inc.*	3,700	288,822
Parker Drilling Co.*	30,800	183,876
Patterson-UTI Energy, Inc.	24,300	420,147
RPC, Inc.	2,425	25,729
Schlumberger Ltd. (Netherlands)	5,150	360,140
SEACOR Holdings, Inc.*	3,300	316,074
Superior Energy Services, Inc.*	22,400	590,464
TETRA Technologies, Inc.*	7,900	74,418
Unit Corp.*	8,100	346,356

		9,554,960

Entertainment & Leisure
Carnival PLC (United Kingdom), ADR	47,482	1,520,848

Environmental Control
Heckmann Corp.*	54,000	232,740

Farming & Agriculture
Philip Morris International, Inc.	9,400	832,934

Financial – Bank & Trust
Ally Financial, Inc.	175	145,802
Citigroup, Inc.	16,710	610,751

		756,553

Food & Staples Retailing
CVS Caremark Corp.	900	40,320
Village Super Market, Inc. (Class A Stock)	700	22,113

		62,433

Food Products — 0.1%
Archer-Daniels-Midland Co.	29,100	921,306
Bunge Ltd. (Bermuda)	4,900	335,356
Campbell Soup Co.	22,250	753,163
Corn Products International, Inc.	8,900	513,085
General Mills, Inc.	17,840	703,788
Hormel Foods Corp.	6,400	188,928
Kraft Foods, Inc. (Class A Stock)	58,310	2,216,363
Pilgrim’s Pride Corp.*	9,600	71,616
Smithfield Foods, Inc.*	6,500	143,195
Tyson Foods, Inc. (Class A Stock)	28,900	553,435

		6,400,235

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities — 0.2%
AGL Resources, Inc.	3,740	$146,683
APA Group (Australia)(a)	737,819	3,897,779
Atmos Energy Corp.	4,900	154,154
Chesapeake Utilities Corp.	1,400	57,568
China Resources Gas Group Ltd. (Bermuda)	2,082,287	3,984,622
ONEOK, Inc.	80,826	6,600,251
Questar Corp.	13,300	256,158
UGI Corp.	13,200	359,700

		15,456,915

Healthcare Equipment & Supplies — 0.1%
Analogic Corp.	500	33,770
Atrion Corp.	300	63,063
Becton, Dickinson and Co.	6,910	536,562
Cantel Medical Corp.	3,150	79,034
CareFusion Corp.*	17,600	456,368
Cooper Cos., Inc. (The)	700	57,197
Covidien PLC (Ireland)	25,690	1,404,729
Cyberonics, Inc.*	4,900	186,837
Hill-Rom Holdings, Inc.	11,200	374,192
IDEXX Laboratories, Inc.*	3,700	323,565
InspireMD, Inc.*(g)	11,776	21,197
Invacare Corp.	5,400	89,478
Kips Bay Medical, Inc.*	7,721	11,504
Masimo Corp.*	13,200	308,616
SeraCare Life Sciences, Inc.*	35,399	140,888
Sirona Dental Systems, Inc.*	7,800	402,012
Young Innovations, Inc.	1,200	37,104

		4,526,116

Healthcare Products — 0.1%
Delcath Systems, Inc.*	10,000	31,400
Zoll Medical Corp.*	31,815	2,947,023

		2,978,423

Healthcare Providers & Services — 0.1%
Aetna, Inc.	5,100	255,816
Bio-Reference Labs, Inc.*	2,100	49,371
Community Health Systems, Inc.*	6,500	144,560
Coventry Health Care, Inc.	16,700	594,019
Gentiva Health Services, Inc.*	3,000	26,220
Health Net, Inc.*	12,800	508,416
Humana, Inc.	8,200	758,336
National Healthcare Corp.	1,100	50,116
Neostem, Inc.*	40,000	15,100
Providence Service Corp. (The)*	4,300	66,693
Select Medical Holdings Corp.*	6,600	50,754
UnitedHealth Group, Inc.	16,710	984,887
Universal American Corp.	1,700	18,326
Universal Health Services, Inc. (Class B Stock)	9,100	381,381
WellCare Health Plans, Inc.*	2,500	179,700
WellPoint, Inc.	4,800	354,240

		4,437,935

Healthcare Technology
Allscripts Healthcare Solutions, Inc.*	3,400	56,440
Computer Programs & Systems, Inc.	9,900	559,548
MedAssets, Inc.*	11,500	151,340
SXC Health Solutions Corp. (Canada)*	8,100	607,176

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Technology (cont’d.)
Transcend Services, Inc.*	32,103	$942,223

		2,316,727

Holding Companies – Diversified — 0.2%
Andina Acquisition Corp. (Colombia)*	44,550	445,500
Australia Acquisition Corp. (Cayman Islands)*	70,000	724,150
Azteca Acquisition Corp., UTS*	100,000	1,009,500
Cazador Acquisition Corp. Ltd. (Cayman Islands)*	27,596	272,373
China Growth Equity Investment Ltd. (Cayman Islands), UTS*	55,000	550,000
China VantagePoint Acquisition Co. (Cayman Islands), UTS*	19,454	116,432
Empeiria Acquisition Corp.*	85,000	857,225
FlatWorld Acquisition Corp. (British Virgin Islands)*	24,225	242,856
Global Cornerstone Holdings Ltd.*	80,000	1,000,000
Global Eagle Acquisition Corp., UTS*	175,000	1,767,500
Hicks Acquisition Co. II, Inc.*(g)	75,000	736,500
Italy1 Investment SA (Luxembourg)*	60,858	803,551
JWC Acquisition Corp.*	118,125	1,168,256
L&L Acquisition Corp.*	35,000	350,000
Lone Oak Acquisition Corp. (Hong Kong)*	28,070	223,437
Prime Acquisition Corp. (Cayman Islands)*	51,855	503,771
RLJ Acquisition, Inc.*	96,063	939,016
ROI Acquisition Corp.	81,000	810,000
SCG Financial Acquistion Corp., UTS*	79,900	793,008
Selway Capital Acquisition Corp.	44,978	433,363
Universal Business Payment Solutions Acquisition Corp.*	119,880	704,894

		14,451,332

Hotels, Restaurants & Leisure — 0.1%
AFC Enterprises, Inc.*	2,800	47,488
Biglari Holdings, Inc.*	900	362,565
Bob Evans Farms, Inc.	3,700	139,564
Carnival Corp. (Panama)	14,740	472,859
CEC Entertainment, Inc.	800	30,328
Cheesecake Factory, Inc. (The)*	2,100	61,719
Choice Hotels International, Inc.	2,400	89,616
Cracker Barrel Old Country Store, Inc.	3,300	184,140
International Game Technology	29,200	490,268
Interval Leisure Group, Inc.	4,300	74,820
Panera Bread Co. (Class A Stock)*	3,700	595,404
Papa John’s International, Inc.*	10,700	402,962
Pinnacle Entertainment, Inc.*	15,200	174,952
Wendy’s Co. (The)	103,100	516,531
Wyndham Worldwide Corp.	13,700	637,187

		4,280,403

Household Durables — 0.1%
Blyth, Inc.	4,800	359,184
D.R. Horton, Inc.	26,580	403,219
Direcional Engenharia SA (Brazil), 144A(g)	885,924	4,993,924
Harman International Industries, Inc.	14,000	655,340
Helen of Troy Ltd. (Bermuda)*	800	27,208
iRobot Corp.*	10,600	288,956
Jarden Corp.	10,500	422,415
La-Z-Boy, Inc.*	6,700	100,232
Lennar Corp. (Class A Stock)	8,500	231,030

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Lennar Corp. (Class B Stock)	3,820	$85,377
Ryland Group, Inc. (The)	4,560	87,917
Tempur-Pedic International, Inc.*	500	42,215
Tupperware Brands Corp.	10,000	635,000
Whirlpool Corp.	9,500	730,170

		9,062,187

Household Products
Prestige Brands Holdings, Inc.*	14,137	247,115
Procter & Gamble Co. (The)	12,600	846,846

		1,093,961

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)*	514,797	6,728,397
Calpine Corp.*	384,334	6,614,388
China Hydroelectric Corp. (Cayman Islands), ADS*	232,755	470,165
GenOn Energy, Inc.*	1,075,431	2,236,896
International Power PLC (United Kingdom)	652,605	4,227,528
NRG Energy, Inc.*	31,700	496,739
Tractebel Energia SA (Brazil)	175,043	3,116,436

		23,890,549

Industrial Conglomerates — 0.1%
SPX Corp.	6,430	498,518
Standex International Corp.	400	16,476
Tyco International Ltd. (Switzerland)	45,842	2,575,404

		3,090,398

Insurance — 0.2%
ACE Ltd. (Switzerland)	26,990	1,975,668
Aflac, Inc.	6,580	302,614
Allstate Corp. (The)	9,230	303,852
American Financial Group, Inc.	11,700	451,386
American National Insurance Co.	700	50,764
Assurant, Inc.	13,600	550,800
AXIS Capital Holdings Ltd. (Bermuda)	14,120	468,360
CNA Financial Corp.	2,900	85,057
Delphi Financial Group, Inc. (Class A Stock)	29,556	1,323,222
Endurance Specialty Holdings Ltd. (Bermuda)	1,600	65,056
Erie Indemnity Co. (Class A Stock)	1,500	116,910
Everest Re Group Ltd. (Bermuda)	16,260	1,504,375
First American Financial Corp.	13,980	232,487
Hallmark Financial Services, Inc.*	2,500	19,725
Harleysville Group, Inc.	23,314	1,345,218
HCC Insurance Holdings, Inc.	18,900	589,113
Kemper Corp.	5,200	157,456
Maiden Holdings Ltd. (Bermuda)	23,000	207,000
MetLife, Inc.	51,680	1,930,248
National Financial Partners Corp.*	3,400	51,476
PartnerRe Ltd. (Bermuda)	2,720	184,661
Presidential Life Corp.	4,300	49,149
Primerica, Inc.	8,900	224,369
ProAssurance Corp.	1,900	167,409
Reinsurance Group of America, Inc.	500	29,735
Symetra Financial Corp.	25,600	295,168
Unum Group	12,700	310,896
Validus Holdings Ltd. (Bermuda)	3,400	105,230
XL Group PLC (Ireland)	39,020	846,344

		13,943,748

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail
Amazon.com, Inc.*	5,020	$1,016,600
HSN, Inc.	13,400	509,602
Towerstream Corp.*	10,000	47,500

		1,573,702

Internet Software & Services — 0.1%
AboveNet, Inc.*	9,907	820,300
Akamai Technologies, Inc.*	13,800	506,460
Ancestry.com, Inc.*	5,300	120,522
Archipelago Learning, Inc.*	1,210	13,455
Dice Holdings, Inc.*	17,600	164,208
eBay, Inc.*	9,270	341,970
Expedia, Inc.	6,810	227,726
IAC/InterActiveCorp	10,900	535,081
Infospace, Inc.*	10,600	135,786
IntraLinks Holdings, Inc.*	3,200	16,928
LoopNet, Inc.*	134,667	2,529,046
NIC, Inc.	5,100	61,863
Premier Alliance Group, Inc.*	4,997	4,048
QuinStreet, Inc.*	6,800	71,332
RADVision Ltd. (Israel)*	55,002	644,073
WebMD Health Corp.*	7,951	203,387
Zynga, Inc.*	19,200	252,480

		6,648,665

Investment Companies
European CleanTech SE (Luxembourg) (Class A Stock)*	57,500	751,544
TICC Capital Corp.	1,631	15,886

		767,430

IT Services
DST Systems, Inc.	7,200	390,456
Fidelity National Information Services, Inc.	5,840	193,421
Fiserv, Inc.*	6,600	457,974
FleetCor Technologies, Inc.*	2,350	91,110
Heartland Payment Systems, Inc.	600	17,304
MasterCard, Inc. (Class A Stock)	700	294,378
NeuStar, Inc. (Class A Stock)*	2,100	78,225
SAIC, Inc.*	18,000	237,600
Unisys Corp.*	6,800	134,096
Visa, Inc. (Class A Stock)	5,600	660,800

		2,555,364

Leisure Equipment & Products
Arctic Cat, Inc.*	4,400	188,452
Leapfrog Enterprises, Inc.*	2,300	19,228
Polaris Industries, Inc.	4,900	353,535
Sturm Ruger & Co., Inc.	10,100	495,910

		1,057,125

Life Sciences Tools & Services
Cambrex Corp.*	5,600	39,144
Charles River Laboratories International, Inc.*	10,600	382,554
Life Technologies Corp.*	4,600	224,572
Mettler-Toledo International, Inc.*	1,000	184,750

		831,020

Machinery — 0.1%
AGCO Corp.*	12,300	580,683
American Railcar Industries, Inc.*	700	16,457

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Astec Industries, Inc.*	700	$25,536
Atlas Copco AB (Sweden)	6,672	143,811
CLARCOR, Inc.	1,200	58,908
Commercial Vehicle Group, Inc.*	1,100	13,431
Crane Co.	1,400	67,900
Cummins, Inc.	4,800	576,192
Deere & Co.	500	40,450
John Bean Technologies Corp.	1,600	25,920
Kennametal, Inc.	2,700	120,231
LB Foster Co. (Class A Stock)	1,100	31,361
Lincoln Electric Holdings, Inc.	14,600	661,672
Lindsay Corp.	1,600	106,032
Meritor, Inc.*	10,900	87,963
Mueller Industries, Inc.	1,200	54,540
NACCO Industries, Inc. (Class A Stock)	2,300	267,651
Oshkosh Corp.*	14,200	329,014
PACCAR, Inc.	44,790	2,097,516
Parker Hannifin Corp.	700	59,185
Regal-Beloit Corp.	3,600	235,980
Robbins & Myers, Inc.	6,200	322,710
Sauer-Danfoss, Inc.	2,200	103,400
Sun Hydraulics Corp.	9,150	239,364
Tennant Co.	500	22,000
Timken Co.	1,400	71,036
Toro Co. (The)	6,000	426,660
Valmont Industries, Inc.	1,400	164,374
Wabtec Corp.	3,000	226,110

		7,176,087

Manufacturing
Barnes Group, Inc.	44	1,158
Cereplast, Inc.*	26,556	16,465
Flanders Corp.*	89,609	393,384
Gerber Scientific Escrow Shares*	101,412	—

		411,007

Media — 0.2%
AMC Networks, Inc. (Class A Stock)*	14,794	660,256
Arbitron, Inc.	1,000	36,980
Astral Media, Inc. (Canada) (Class A Stock)	18,085	879,909
CBS Corp. (Class B Stock)	83,810	2,841,997
Cinemark Holdings, Inc.	10,400	228,280
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	1,000	7,980
Comcast Corp. (Class A Stock)	10,940	328,309
DIRECTV (Class A Stock)*	3,200	157,888
Discovery Communications, Inc. (Class A Stock)*	9,350	473,110
DISH Network Corp. (Class A Stock)	6,050	199,227
Emmis Communications Corp. (Class A Stock)*	4,106	3,367
Global Sources Ltd. (Bermuda)*	15,700	96,712
Interpublic Group of Cos., Inc. (The)	4,300	49,063
Journal Communications, Inc. (Class A Stock)*	3,800	21,394
Liberty Media Corp. - Liberty Capital (Class A Stock)*	7,267	640,586
Madison Square Garden Co. (The) (Class A Stock)*	1,700	58,140
McGraw-Hill Cos., Inc. (The)	4,400	213,268
Morningstar, Inc.	1,000	63,050

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Nielsen Holdings NV*	7,800	$235,092
Time Warner, Inc.	74,740	2,821,435
Viacom, Inc. (Class B Stock)	7,500	355,950
Washington Post Co. (The) (Class B Stock)	400	149,428

		10,521,421

Metals & Mining — 0.1%
Alcoa, Inc.	160,510	1,608,310
Aurcana Corp. (Canada)*(g)	135,460	119,510
Calvista Gold Corp. (Canada)*	22,500	8,121
Cliffs Natural Resources, Inc.	24,523	1,698,463
Coeur d’Alene Mines Corp.*	24,700	586,378
Commercial Metals Co.	22,700	336,414
Energy Fuels, Inc. (Canada)*	80,000	20,853
Freeport-McMoRan Copper & Gold, Inc.	11,770	447,731
Lion One Metals Ltd. (Canada)*(g)	83,340	77,704
Materion Corp.*	2,000	57,460
Minefinders Corp. (Canada)*	205,778	2,860,314
Mines Management, Inc.*	1,481	2,518
Noranda Aluminum Holding Corp.	10,600	105,682
Reliance Steel & Aluminum Co.	10,700	604,336
Schnitzer Steel Industries, Inc. (Class A Stock)	2,900	115,696
Solitario Exploration & Royalty Corp.*	7,150	9,867
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	10,933
Southern Copper Corp.	8,500	269,535
Steel Dynamics, Inc.	48,300	702,282
United States Steel Corp.	22,940	673,748

		10,315,855

Multiline Retail
Big Lots, Inc.*	6,600	283,932
Dollar Tree, Inc.*	6,550	618,910

		902,842

Multi-Utilities — 0.3%
Ameren Corp.	6,100	198,738
Avista Corp.	6,500	166,270
CenterPoint Energy, Inc.	207,877	4,099,334
Dominion Resources, Inc.	65,855	3,372,435
Hera SpA (Italy)(a)	984,426	1,404,841
National Grid PLC (United Kingdom), ADR	95,663	4,829,068
PG&E Corp.	25,200	1,093,932
Public Service Enterprise Group, Inc.	5,600	171,416
RWE AG (Germany)	88,747	4,237,968
Suez Environnement Co. (France)	214,891	3,295,918

		22,869,920

Office Electronics
Xerox Corp.	22,800	184,224

Oil, Gas & Consumable Fuels — 1.4%
Alon USA Energy, Inc.	10,200	92,310
AltaGas Ltd. (Canada)	217,352	6,744,242
Anadarko Petroleum Corp.	3,300	258,522
Apache Corp.	1,300	130,572
Cameco Corp. (Canada)	141,338	3,037,354
Cheniere Energy, Inc.*	778,163	11,656,882
Chevron Corp.	9,440	1,012,346
Cloud Peak Energy, Inc.*	5,800	92,394
Compton Petroleum Corp. (Canada)*	6,338	25,156
ConocoPhillips	4,300	326,843

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
CONSOL Energy, Inc.	112,614	$3,840,137
Crescent Point Energy Corp. (Canada)	34,907	1,502,739
CVR Energy, Inc.*	14,800	395,900
Devon Energy Corp.	5,350	380,492
Enbridge, Inc. (Canada)	233,118	9,056,634
Energy Partners Ltd.*	900	14,949
Energy Transfer Equity LP(a)	99,273	4,000,702
Energy XXI Bermuda Ltd. (Bermuda)*	13,000	469,430
EOG Resources, Inc.	4,340	482,174
EQT Corp.	14,940	720,257
Flint Energy Services Ltd. (Canada)*	23,316	582,520
Forest Oil Corp.*	17,800	215,736
Golar LNG Ltd. (Bermuda)(a)	92,077	3,503,530
Green Plains Renewable Energy, Inc.*	1,210	13,056
Gulf United Energy, Inc.*(g)	196,239	23,549
Hercules Offshore, Inc.*	46,980	222,215
Hess Corp.	4,800	282,960
Hollyfrontier Corp.	19,400	623,710
Kunlun Energy Co. Ltd. (Bermuda)	1,744,000	3,144,143
Marathon Oil Corp.	8,000	253,600
Marathon Petroleum Corp.	52,884	2,293,050
MarkWest Energy Partners LP	111,535	6,519,221
Midway Energy Ltd. (Canada)*	99,188	436,549
NAL Energy Corp. (Canada)	524	4,176
Newfield Exploration Co.*	4,600	159,528
Occidental Petroleum Corp.	7,530	717,082
Pioneer Natural Resources Co.	5,390	601,470
Plains Exploration & Production Co.*	400	17,060
Provident Energy Ltd. (Canada)	143,747	1,735,138
QEP Resources, Inc.	18,100	552,050
Range Resources Corp.	8,080	469,771
Rose Rock Midstream LP	100,000	2,384,000
Royal Dutch Shell PLC (United Kingdom), ADR	17,410	1,220,963
SandRidge Energy, Inc.*	23,900	187,137
Southwestern Energy Co.*	11,020	337,212
Stone Energy Corp.*	17,400	497,466
Sunoco, Inc.	85,226	3,251,372
Targa Resources Corp.	227,595	10,344,193
TransCanada Corp. (Canada)	120,310	5,166,051
VAALCO Energy, Inc.*	12,600	119,070
Valero Energy Corp.	10,760	277,285
Venoco, Inc.*	156,798	1,699,690
Western Refining, Inc.	17,700	333,114
Williams Cos., Inc. (The)	335,371	10,332,781
Williams Partners LP	16,794	950,372

		103,710,855

Paper & Forest Products
Buckeye Technologies, Inc.	2,500	84,925
Domtar Corp.	400	38,152
KapStone Paper and Packaging Corp.*	2,000	39,400
Schweitzer-Mauduit International, Inc.	2,300	158,838

		321,315

Personal Products
Avon Products, Inc.	17,500	338,800
Medifast, Inc.*	6,900	120,474
USANA Health Sciences, Inc.*	1,200	44,796

		504,070

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 0.1%
Abbott Laboratories	4,330	$265,386
Access Pharmaceuticals, Inc.*	24,512	27,699
Allergan, Inc.	4,140	395,080
Amicus Therapeutics, Inc.*	5,627	29,711
Antares Pharma, Inc.*	45,000	145,350
AVI Biopharma, Inc.*	43,750	67,375
Hi-Tech Pharmacal Co., Inc.*	900	32,337
Impax Laboratories, Inc.*	5,400	132,732
ISTA Pharmaceuticals, Inc.*	18,052	162,649
Jazz Pharmaceuticals, Inc. (Ireland)*	12,200	591,334
Medco Health Solutions, Inc.*	38,126	2,680,258
Merck & Co., Inc.	41,250	1,584,000
Mylan, Inc.*	22,280	522,466
Obagi Medical Products, Inc.*	5,100	68,340
Par Pharmaceutical Cos., Inc.*	8,500	329,205
PharMerica Corp.*	50,316	625,428
Provectus Pharmaceuticals, Inc.*	79,879	69,495
Teva Pharmaceutical Industries Ltd. (Israel), ADR	5,160	232,510
Warner Chilcott PLC (Ireland) (Class A Stock)*	20,100	337,881
Watson Pharmaceuticals, Inc.*	5,000	335,300
YM Biosciences, Inc. (Canada)*	25,784	47,958

		8,682,494

Pipelines
El Paso Corp.	8,147	240,744

Professional Services
Equifax, Inc.	2,100	92,946
Exponent, Inc.*	600	29,112
ICF International, Inc.*	4,500	114,165
Insperity, Inc.	2,800	85,792
Kelly Services, Inc. (Class A Stock)	7,100	113,529
Kforce, Inc.*	1,200	17,880
Korn/Ferry International*	2,100	35,175
Manpower, Inc.	1,300	61,581
Navigant Consulting, Inc.*	6,600	91,806

		641,986

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc.	9,010	658,901
American Campus Communities, Inc.	3,500	156,520
American Capital Agency Corp.	16,500	487,410
American Capital Mortgage Investment Corp.	11,727	255,297
Annaly Capital Management, Inc.	3,800	60,116
Ashford Hospitality Trust, Inc.	24,300	218,943
BRE Properties, Inc.	11,890	601,040
Camden Property Trust	3,500	230,125
Cedar Realty Trust, Inc.	7,900	40,448
Chatham Lodging Trust	9,900	125,631
Chimera Investment Corp.	47,900	135,557
Cogdell Spencer, Inc.	19,318	81,908
Colonial Properties Trust	4,590	99,741
Colony Financial, Inc.	900	14,742
CommonWealth REIT	26,525	493,896
Corporate Office Properties Trust	23,200	538,472
CreXus Investment Corp.	4,400	45,496
Cubesmart	59,220	704,718
DDR Corp.	58,040	847,384
DuPont Fabros Technology, Inc.	22,270	544,502

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Dynex Capital, Inc.	10,000	$95,500
Education Realty Trust, Inc.	41,090	445,416
Equity LifeStyle Properties, Inc.	8,180	570,473
Equity Residential	8,400	526,008
First Industrial Realty Trust, Inc.*	8,400	103,740
Franklin Street Properties Corp.	7,300	77,380
General Growth Properties, Inc.	36,339	617,400
Getty Realty Corp.	3,300	51,414
Glimcher Realty Trust	68,690	702,012
Government Properties Income Trust	1,700	40,987
Hatteras Financial Corp.	8,700	242,730
HCP, Inc.	10,550	416,303
Highwoods Properties, Inc.	5,160	171,931
Hospitality Properties Trust.	25,100	664,397
Inland Real Estate Corp.	34,100	302,467
Invesco Mortgage Capital, Inc.	22,600	398,890
Investors Real Estate Trust	7,900	60,751
Kimco Realty Corp.	4,670	89,944
Liberty Property Trust	24,460	873,711
Macerich Co. (The)	9,700	560,175
Mack-Cali Realty Corp.	15,380	443,252
Newcastle Investment Corp.	12,000	75,360
Pebblebrook Hotel Trust	30,890	697,496
Pennymac Mortgage Investment Trust	15,800	294,986
Post Properties, Inc.	12,660	593,248
RAIT Financial Trust	79	393
Regency Centers Corp.	520	23,130
Resource Capital Corp.	26,000	140,140
RLJ Lodging Trust	1,600	29,808
Rouse Properties, Inc.*	1,363	18,455
Sabra Healthcare REIT, Inc.	18,300	300,852
Saul Centers, Inc.	1,900	76,684
Senior Housing Properties Trust	48,080	1,060,164
Simon Property Group, Inc.	6,650	968,772
Summit Hotel Properties, Inc.	5,600	42,448
Sunstone Hotel Investors, Inc.*	23,900	232,786
Urstadt Biddle Properties, Inc. (Class A Stock)	3,600	71,064
Ventas, Inc.	12,510	714,321
Vornado Realty Trust	5,610	472,362
Winthrop Realty Trust	23,900	277,001

		19,885,198

Real Estate Management & Development
Forestar Group, Inc.*	1,700	26,163
Jones Lang LaSalle, Inc.	7,000	583,170

		609,333

Retail & Merchandising
AutoZone, Inc.*	2,090	777,062
Dollar General Corp.*	5,400	249,480
Dunkin’ Brands Group, Inc.	6,000	180,480
Home Depot, Inc. (The)	4,550	228,911
Lowe’s Cos., Inc.	7,410	232,526
Lululemon Athletica, Inc.*	1,200	89,676
Michael Kors Holdings Ltd. (British Virgin Islands)*	5,100	237,609
O’Charleys, Inc.*	2,305	22,681
Talbots, Inc.*	154,477	468,065

		2,486,490

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.5%
Amerco, Inc.	3,600	$379,836
Avis Budget Group, Inc.*	33,100	468,365
Celadon Group, Inc.	1,100	17,105
CSX Corp.	270,815	5,827,938
East Japan Railway Co. (Japan)	53,900	3,392,763
J.B. Hunt Transport Services, Inc.	103,707	5,638,550
Kansas City Southern*	2,200	157,718
Localiza Rent A Car SA (Brazil)	239,572	4,409,663
Norfolk Southern Corp.	19,360	1,274,469
QR National Ltd. (Australia)	1,590,056	6,143,537
Union Pacific Corp.	59,509	6,396,028

		34,105,972

Semiconductors & Semiconductor Equipment — 0.2%
Altera Corp.	53,140	2,116,035
Amtech Systems, Inc.*	22,700	189,091
Analog Devices, Inc.	16,260	656,904
Applied Materials, Inc.	10,920	135,845
Avago Technologies Ltd. (Singapore)	14,610	569,352
Broadcom Corp. (Class A Stock)*	7,910	310,863
Cabot Microelectronics Corp.	900	34,992
Cirrus Logic, Inc.*	25,100	597,380
Entegris, Inc.*	45,100	421,234
Fairchild Semiconductor International, Inc.*	6,300	92,610
Freescale Semiconductor Holdings I Ltd. (Bermuda)*	20,630	317,496
Intel Corp.	16,300	458,193
IXYS Corp.*	2,800	36,960
KLA-Tencor Corp.	6,400	348,288
Lam Research Corp.*	33,740	1,505,479
LSI Corp.*	67,800	588,504
Marvell Technology Group Ltd. (Bermuda)*	46,080	724,838
Micrel, Inc.	5,500	56,430
MKS Instruments, Inc.	900	26,577
Monolithic Power Systems, Inc.*	5,900	116,053
Novellus Systems, Inc.*	79,737	3,979,674
ON Semiconductor Corp.*	15,220	137,132
PMC - Sierra, Inc.*	61,400	443,922
Silicon Laboratories, Inc.*	5,500	236,500
Standard Microsystems Corp.*	1,700	43,979
Tessera Technologies, Inc.*	26,800	462,300
Texas Instruments, Inc.	15,690	527,341
Volterra Semiconductor Corp.*	2,000	68,830
Xilinx, Inc.	30,000	1,092,900

		16,295,702

Software — 0.1%
Activision Blizzard, Inc.	23,200	297,424
Adobe Systems, Inc.*	10,010	343,443
ATS Corp.*	1,503	4,825
Autodesk, Inc.*	7,200	304,704
BMC Software, Inc.*	5,300	212,848
CA, Inc.	7,600	209,456
Citrix Systems, Inc.*	5,310	419,012
CommVault Systems, Inc.*	3,400	168,776
Convio, Inc.*	94,646	1,464,174
FactSet Research Systems, Inc.	5,800	574,432
Fair Isaac Corp.	2,600	114,140
Fortinet, Inc.*	23,700	655,305
Intuit, Inc.	5,600	336,728
Magic Software Enterprises Ltd. (Israel)*	14,095	90,490

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Mentor Graphics Corp.*	13,982	$207,773
MICROS Systems, Inc.*	10,200	563,958
Microsoft Corp.	8,690	280,253
Monotype Imaging Holdings, Inc.*	4,000	59,600
NetScout Systems, Inc.*	6,000	122,040
Oracle Corp.	22,610	659,308
Parametric Technology Corp.*	5,900	164,846
Seachange International, Inc.*	7,600	59,128
SinoHub, Inc.*	34,988	19,243
SolarWinds, Inc.*	6,100	235,765
SS&C Technologies Holdings, Inc.*	4,400	102,652
Symantec Corp.*	3,600	67,320
Synopsys, Inc.*	3,100	95,046
Taleo Corp. (Class A Stock)*	34,175	1,569,658
Tangoe, Inc.*	12,060	226,849
Telenav, Inc.*	2,900	20,358
VMware, Inc. (Class A Stock)*	930	104,504

		9,754,058

Specialty Retail — 0.1%
Ascena Retail Group, Inc.*	7,400	327,968
Bebe Stores, Inc.	5,400	49,842
Body Central Corp.*	800	23,216
Express, Inc.*	26,700	666,966
Finish Line, Inc. (The) (Class A Stock)	11,400	241,908
Genesco, Inc.*	2,000	143,300
Pep Boys - Manny, Moe & Jack	15,684	234,005
PetSmart, Inc.	6,200	354,764
Ross Stores, Inc.	9,800	569,380
Shoe Carnival, Inc.*	1,700	54,774
TJX Cos., Inc. (The)	8,800	349,448
Ulta Salon Cosmetics & Fragrance, Inc.	5,800	538,762
Vitamin Shoppe, Inc.*	1,600	70,736
Williams-Sonoma, Inc.	6,800	254,864

		3,879,933

Telecommunications — 0.1%
Cisco Systems, Inc.	51,500	1,089,225
Comverse Technology, Inc.*	49,590	340,683
Corning, Inc.	15,910	224,013
Motorola Mobility Holdings, Inc.*	53,274	2,090,472
Neonode, Inc.*	16,875	61,256
Opnext, Inc.*	38,960	60,388
Orckit Communications Ltd. (Israel)*	1,659	763
Procera Networks, Inc.*	7,000	156,520
Sprint Nextel Corp.*	321,470	916,190
SureWest Communications	31,558	711,633
Telestone Technologies Corp.*	12,647	40,723
TELUS Corp. (Canada)	20,206	1,149,622
Trunkbow International Holdings Ltd.*	13,317	22,772

		6,864,260

Textiles, Apparel & Luxury Goods
Coach, Inc.	10,520	812,986
Crocs, Inc.*	20,200	422,584
Maidenform Brands, Inc.*	2,300	51,773
Movado Group, Inc.	3,500	85,925
NIKE, Inc. (Class B Stock)	2,510	272,184
Oxford Industries, Inc.	5,600	284,592
True Religion Apparel, Inc.*	13,800	378,120

		2,308,164

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance
Apollo Residential Mortgage, Inc.	1,200	$22,056
First Defiance Financial Corp.	2,000	33,720
OceanFirst Financial Corp.	1,300	18,512
Washington Federal, Inc.	6,700	112,694

		186,982

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	8,000	329,040
Beacon Roofing Supply, Inc.*	3,300	85,008
DXP Enterprises, Inc.*	12,500	543,625
H&E Equipment Services, Inc.*	1,600	30,272
Interline Brands, Inc.*	7,600	164,236
Kaman Corp.	9,200	312,340
Lawson Products, Inc.	2,600	39,286
Mills Estruturas e Servicos de Engenharia SA (Brazil)	320,183	4,069,268
MSC Industrial Direct Co., Inc. (Class A Stock)	3,700	308,136

		5,881,211

Transportation
Aircastle Ltd. (Bermuda)	5,179	63,391
Costamare, Inc. (Marshall Islands)*	2,478	34,122
Quality Distribution, Inc.*	11,229	154,736
Safe Bulkers, Inc. (Greece), ADR	1,332	8,898
TNT Express NV (Netherlands)	80,487	994,024
XPO Logistics, Inc.*	21,978	369,230

		1,624,401

Transportation Infrastructure — 0.7%
Abertis Infraestructuras SA (Spain)	270,185	4,599,837
Atlantia SpA (Italy)	188,993	3,138,162
CCR SA (Brazil)	671,012	5,429,263
China Merchants Holdings International Co. Ltd. (Hong Kong)	704,000	2,357,077
COSCO Pacific Ltd. (Bermuda)	1,965,708	2,966,705
EcoRodovias Infrastructura e Logistica SA (Brazil)	242,455	2,129,093
EcoRodovias Infrastructura e Logistica SA (Brazil), 144A	91,839	806,475
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77,613	4,859,935
Groupe Eurotunnel SA (France)	650,596	5,650,490
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	54,884	3,760,652
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	3,287,355	3,179,174
Santos Brasil Participacoes SA (Brazil), UTS	171,104	2,991,942
Societa Iniziative Autostradali e Servizi SpA (Italy)	350,366	2,682,219
Transurban Group (Australia)	1,481,746	8,595,260
Viterra, Inc. (Canada)	69,295	1,105,302

		54,251,586

Water Utilities
American States Water Co.	2,300	83,122
American Water Works Co., Inc.	17,100	581,913

		665,035

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	76,089	4,058,587

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
MetroPCS Communications, Inc.*	59,700	$538,494
SBA Communications Corp. (Class A Stock)*(a)	81,263	4,128,973
United States Cellular Corp.*	4,400	180,092

		8,906,146

TOTAL COMMON STOCKS (cost $574,261,283)		629,243,282

EXCHANGE TRADED FUNDS — 2.9%
iShares Barclays Intermediate Credit Bond Fund	69,800	7,597,730
iShares Dow Jones US Real Estate Index Fund(a)	285,000	17,752,650
iShares iBoxx $ High Yield Corporate Bond Fund	247,400	22,473,816
iShares iBoxx Investment Grade Corporate Bond Fund(a)	180,000	20,826,000
iShares JPMorgan USD Emerging Markets Bond Fund(a)	107,100	12,071,241
iShares MSCI Canada Index Fund(a)	515,700	14,614,938
iShares S&P Global 100 Index Fund(a)	228,921	14,557,086
SPDR Barclays Capital High Yield Bond(a)	524,500	20,649,565
SPDR Dow Jones REIT(a)	308,000	21,815,640
Vanguard MSCI Emerging Markets	1,466,000	63,727,020

TOTAL EXCHANGE TRADED FUNDS (cost $199,786,107)		216,085,686

PREFERRED STOCKS — 0.1%
Commercial Banks
UBS AG (Switzerland), CVT, 9.375%	2,600	42,819
Wintrust Financial Corp., CVT, 7.500%	2,400	132,300

		175,119

Commercial Services & Supplies
China Dredging Group Co. Ltd.*(g)	100,000	500,000

Consumer Finance
SLM Corp., 5.629%(c)	900	20,925

Diversified Financial Services
Jack Cooper Holdings Corp., Series B, 5.000%(g)	225	22,613

Electric Utilities — 0.1%
Cia Paranaense de Energia (Brazil), (PRFC B),	153,836	3,606,881
PPL Corp., 9.500%	9,300	503,967
PPL Corp., CVT, 8.750%	5,300	284,875

		4,395,723

Farming & Agriculture
Universal Corp., CVT, 6.750%.	325	346,125

Insurance
MetLife, Inc., 5.000%	11,100	784,992

Media
Nielsen Holdings NV (Netherlands), CVT, 6.250%	700	40,819

Oil, Gas & Consumable Fuels
Energy XXI Bermuda Ltd. (Bermuda), CVT, 5.625%	1,750	661,719
Sevan Marine Unsec’d. Ltd. Ordinary Shares (Norway)	45	126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Superior Well Services, Inc., Series A, CVT, 4.000%	154	$135,366
Whiting Petroleum Corp., CVT, 6.250%	75	20,208

		817,419

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(g)	20,500	91,178

Savings & Loan
Sovereign Capital Trust IV, CVT, 4.375%	42,491	2,055,502

Software
Authentidate Holding Corp., CVT, 15.000%(g)	21,700	47,523

TOTAL PREFERRED STOCKS (cost $9,313,171)		9,297,938

	Units
RIGHTS*
Biotechnology
Clinical Data, Inc.	33,609	—

Healthcare Equipment & Supplies
AMA Contingent	27,759	3

TOTAL RIGHTS (cost $0)		3

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.8%
Adams Express Co. (Retail Shares)	4,894	53,736
Advent Claymore Convertible Securities and Income Fund	2,569	41,900
Advent Claymore Enhanced Growth & Income Fund	2,567	25,696
Advent Claymore Global Convertible Securities & Income Fund	32,192	221,481
Apollo Senior Floating Rate Fund, Inc.	16,795	300,798
ASA Gold and Precious Metals Ltd. (Retail Shares)	26,614	686,109
ASG Diversifying Strategies Fund (Class Y Shares)*	540,136	5,109,688
Avenue Income Credit Strategies Fund	3,346	55,477
BlackRock Core Bond Trust	22,436	308,944
BlackRock Credit Allocation Income Trust II, Inc.	19,269	202,517
BlackRock Credit Allocation Income Trust III, Inc.	29,475	331,004
BlackRock Defined Opportunity Credit Trust	2,027	27,162
BlackRock Diversified Income Strategies Fund, Inc.	11,820	121,510
BlackRock Energy and Resources Trust	265	6,943
BlackRock Enhanced Capital and Income Fund, Inc.	15,436	208,232
BlackRock Enhanced Equity Dividend Trust	90,103	675,773
BlackRock Floating Rate Income Strategies Fund, Inc.	15,940	236,231
BlackRock Floating Rate Income Strategies Fund II, Inc.	8,278	115,478
BlackRock Global Opportunities Equity Trust	4,397	67,494
BlackRock Income Opportunity Trust, Inc.	48,910	512,577
Blackrock International Growth and Income Trust	41,747	327,714

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
BlackRock Resources & Commodities Strategy Trust	28,914	$437,758
Calamos Market Neutral Income Fund (Institutional Class Shares)	331,567	4,118,062
CBRE Clarion Global Real Estate Income Fund	78,800	633,552
Central Securities Corp. (Retail Shares)	428	9,467
Clough Global Equity Fund	13,916	182,439
Cohen & Steers Global Income Builder, Inc.	21,266	227,546
Columbia Seligman Premium Technology Growth Fund	113	2,136
Eaton Vance Enhanced Equity Income Fund	93,635	1,035,603
Eaton Vance Enhanced Equity Income Fund II	92,733	1,008,935
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	2,154,644	21,460,253
Eaton Vance Limited Duration Income Fund	53,476	858,290
Eaton Vance Risk-Managed Diversified Equity Income Fund	119,312	1,263,514
Eaton Vance Senior Income Trust Fund (Retail Shares)	32,601	235,053
Eaton Vance Tax Managed Global Buy Write-Opportunities Fund	115,575	1,275,948
Eaton Vance Tax-Advantaged Dividend Income Fund	45,509	761,366
Eaton Vance Tax-Advantaged Global Dividend Income Fund	5,618	81,292
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	22,563	441,784
Eaton Vance Tax-Managed Buy-Write Income Fund	48,468	664,012
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	73,284	948,295
Eaton Vance Tax-Managed Diversified Equity Income Fund	135,168	1,288,151
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	145,084	1,292,698
First Opportunity Fund, Inc. (Retail Shares)*	11,878	83,740
First Trust Aberdeen Emerging Opportunity Fund	4,202	87,318
First Trust Enhanced Equity Income Fund	14,907	180,077
First Trust High Income Long/Short Fund	11,260	204,144
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)*	1,147,050	12,697,846
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)*	595,818	5,076,367
Gabelli ABC Fund (Advisor Class Shares)	657,671	6,570,130
Gabelli Multimedia Trust, Inc. (Retail Shares)	7,923	57,442
General American Investors Co., Inc. (Retail Shares)	4,482	130,068
Guggenheim Enhanced Equity Income Fund	1,400	13,160
Highbridge Statistical Market Neutral Fund (Institutional Class Shares)*	1,014,533	15,319,451
Highland Long/Short Equity Fund (Class Z Shares)	381,647	4,457,635
Hussman Strategic Growth Fund*	1,209,613	14,031,507
ING Emerging Markets High Dividend Equity Fund	2,885	46,218
ING Global Advantage and Premium Opportunity Fund	191	2,303

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
ING Infrastructure Industrials and Materials Fund	2,960	$54,701
ING Prime Rate Trust	44,783	255,263
ING Risk Managed Natural Resources Fund	434	5,325
Invesco Van Kampen Bond Fund	11,895	240,398
Invesco Van Kampen Dynamic Credit Opportunities Fund	70,935	828,521
John Hancock Hedged Equity & Income Fund	10,816	178,248
Kayne Anderson Midsteam Energy Fund, Inc.	7,661	210,218
Lazard Global Total Return and Income Fund, Inc.	5,256	78,525
LMP Corporate Loan Fund, Inc. (Retail Shares)	2,195	26,121
LMP Real Estate Income Fund, Inc.	7,447	76,406
Madison/Claymore Covered Call & Equity Strategy Fund	33,423	276,408
Merger Fund (The)*	801,245	12,627,627
MLP & Strategic Equity Fund, Inc.	1,711	30,456
Montgomery Street Income Securities, Inc.	7,500	118,500
Morgan Stanley Emerging Markets Fund, Inc. (Retail Shares)*	6,371	93,208
Morgan Stanley Income Securities, Inc.	22,191	394,778
Nuveen Core Equity Alpha Fund	92	1,274
Nuveen Equity Premium Advantage Fund	35,931	435,484
Nuveen Equity Premium and Growth Fund	21,937	292,420
Nuveen Equity Premium Income Fund	41,681	498,922
Nuveen Equity Premium Opportunity Fund	45,260	551,267
Nuveen Quality Preferred Income Fund III	18,031	150,018
Nuveen Short Duration Credit Opportunities Fund	4,378	85,021
Nuveen Tax-Advantaged Dividend Growth Fund	2,408	33,110
Nuveen Tax-Advantaged Total Return Strategy Fund	5,690	63,216
Petroleum & Resources Corp. (Retail Shares)	22,623	588,198
RMR Real Estate Income Fund	1,585	25,518
Royce Focus Trust, Inc.	36,873	256,636
Source Capital, Inc. (Retail Shares)	1,750	92,750
Turner Spectrum Fund*	286,282	3,197,770
Wells Fargo Advantage Multi-Sector Income Fund	15,720	238,001
Western Asset Income Fund	17,543	255,251

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $129,460,600)		129,079,583

	Units
WARRANTS*
Automobile Manufacturers
Kandi Technologies Corp. (China), expiring 12/23/13(g)	18,044	2,346

Biotechnology
CytRx Corp., expiring 07/27/16	280,000	—
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	291
Rosetta Genomics Ltd. (Israel), expiring 11/30/15(g)	21,875	219

	Units	Value
WARRANTS* (Continued)
Biotechnology (cont’d.)
Rosetta Genomics Ltd. (Israel), expiring 02/23/16(g)	49,012	$490
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	10,804
RXi Pharmaceuticals Corp., Series B, expiring 03/04/16(g)	14,600	6,716

		18,520

Commercial Banks
Wintrust Financial Corp., expiring 12/19/18	41,843	734,345

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	—

Conglomerates
Nautilus Marine Acquisition Corp. (Australia), expiring 07/15/16	96,000	19,200
Trio Merger Corp., expiring 06/19/16	57,000	42,750

		61,950

Containers & Packaging
CryoPort, Inc., expiring 08/10/15(g)	71,428	7,143
CryoPort, Inc., expiring 02/15/16(g)	113,002	12,430

		19,573

Diversified Financial Services
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	15,000
Jack Cooper Holdings Corp., expiring 05/06/18	50	3,750

		18,750

Energy – Alternate Sources
Greenhouse Holdings, Inc., expiring 02/25/16(g)	25,287	—
Plug Power, Inc., expiring 05/03/16(g)	12,375	2,351
Syntroleum Corp., expiring 07/05/16(g)	31,646	5,063

		7,414

Food Products
HQ Sustainable Maritime Industries, Inc., expiring 08/10/15(g)	20,761	—

Healthcare Equipment & Supplies
Adventrx Pharmaceuticals, Inc., expiring 11/11/16	11,250	2,700
InspireMD, Inc., expiring 03/31/16(g)	5,888	1,060

		3,760

Healthcare Providers & Services
Neostem, Inc., expiring 07/22/16	30,000	—

Holding Companies – Diversified
Australia Acquisition Corp., expiring 10/18/15	70,000	24,150
Cazador Acquisition Corp. Ltd. (Cayman Islands), expiring 10/07/20	28,804	8,497
FlatWorld Acquisition Corp. (British Virgin Islands), expiring 09/12/12	24,225	7,389
Hicks Acquisition Co. II, Inc., expiring 07/14/17(g)	75,000	38,250
Italy1 Investment SA (Luxembourg), expiring 01/27/16	60,858	50,323
JWC Acquisition Corp., expiring 11/17/15	118,125	79,734
L&L Acquisition Corp., expiring 11/23/15	35,000	85,416

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Holding Companies – Diversified (cont’d.)
Lone Oak Acquisition Corp. (Cayman Islands), expiring 03/24/16	28,070	$10,386
Prime Acquisition Corp., expiring 03/30/16	51,855	18,149
RLJ Acquisition, Inc., expiring 02/22/16	96,063	41,307
Selway Capital Acquisition Corp., expiring 11/07/16	44,978	11,694
Universal Business Payment Solutions Acquisition Corp., expiring 05/09/17	119,880	44,955

		420,250

Insurance
Lincoln National Corp., expiring 07/10/19	7,597	138,569

Investment Companies
European CleanTech SE (Luxembourg), expiring 10/01/15	57,500	8,436

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	—

Metals & Mining
Aurcana Corp. (Canada), expiring 12/08/13(g)	67,730	11,544
Calvista Gold Corp. (Canada), expiring 05/19/13	11,250	790
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	1,332
Energy Fuels, Inc. (Canada), expiring 03/31/15(g)	40,000	802
Kinross Gold Corp. (Canada), expiring 09/17/14	3,045	1,954
Pretium Resources, Inc. (Canada), expiring 04/08/13	2,000	3,449

		19,871

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	883
Green Field Energy Services, Inc., expiring 11/15/21	200	13,200

		14,083

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	7,790

Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)	7,353	—
Bionovo, Inc., expiring 02/02/16(g)	4,050	—
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)	20,625	11,963
IntelliPharmaCeutics International, Inc., Series B, expiring 01/26/13(g)	20,625	2,888
Pluristem Therapeutics, Inc. (Israel), expiring 07/26/16(g)	17,820	6,059
Provectus Pharmaceuticals, Inc., Series A, expiring 01/19/16(g)	93,424	2,803
Provectus Pharmaceuticals, Inc., Series C, expiring 01/19/16(g)	65,397	1,962
Repros Therapeutics, Inc., expiring 02/07/16(g)	9,485	46,476
Synergy Pharmaceuticals, expiring 10/19/16	9,000	9,630

		81,781

	Units	Value
WARRANTS* (Continued)
Software
Authentidate Holding Corp., expiring 04/12/15(g)	108,500	$13,020
Magic Software Enterprises Ltd., expiring 12/23/13(g)	14,136	6,078
SinoHub, Inc., expiring 09/21/13(g)	22,826	—

		19,098

Telecommunications
Orckit Communications Ltd. (Israel), expiring 11/30/15(g)	9,176	—

TOTAL WARRANTS (cost $1,174,197)		1,576,536

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
American Money Management Corp. CDO (Cayman Islands), Series 2005-5A, Class A1A, 144A
0.709%(c)	08/08/17	Aaa		$290	283,971
Aquilae CLO PLC (Ireland), Series 2006-1X, Class A
1.754%(c)	01/17/23	Aa1	EUR	189	234,040
ARES CLO Ltd. (Cayman Islands), Series 2006-6RA, Class A1B, 144A
0.701%(c)	03/12/18	Aaa		410	400,800
Babson CLO Ltd. (Cayman Islands), Series 2004-2A, Class A2A, 144A
0.823%(c)	11/15/16	Aaa		739	729,062
Canada Capital Auto Receivables Asset Trust (Canada), Series 2011-1A, Class A2, 144A
2.632%	08/17/14	Aaa	CAD	1,400	1,430,387
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A
2.342%(c)	05/16/16	Aaa		2,800	2,806,976
Series 2009-A14A, Class A14, 144A
2.992%(c)	08/15/18	Aaa		3,000	3,159,782
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A2
0.422%(c)	07/25/36	B2		393	330,697
Eurocredit BV CDO (Netherlands), Series IV-X, Class A1
1.658%(c)	02/22/20	Aaa	EUR	238	304,146
First CLO Ltd., Series 2004-2X1, Class A2
0.784%(c)	12/14/16	Aa2		69	68,213
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A
0.800%(c)	04/25/19	Aa1		789	744,211
Globaldrive (Netherlands), Series 2011-AA, Class A
1.208%(c)	04/20/19	AAA(d)	EUR	881	1,170,405
Gulf Stream Compass CLO Ltd. (Cayman Islands), Series 2003-1A, Class A, 144A
1.021%(c)	08/27/15	Aaa		178	177,009
Harvest CLO SA (Luxembourg), Series IX, Class A1
1.587%(c)	03/29/17	Aa1	EUR	147	189,066

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A
0.743%(c)	05/21/21	Aaa	$800	$756,100
Illinois Student Assistance Commission, Series 2010-1, Class A1
1.040%(c)	04/25/17	AA+(d)	120	120,151
Jubilee CDO BV (Netherlands), Series IV-X, Class A
2.165%(c)	10/15/19	Aa1	EUR 800	1,037,513
Katonah Ltd. (Cayman Islands), Series 6A, Class A1A, 144A
0.794%(c)	09/20/16	Aaa	430	425,121
Landmark CDO Ltd. (Cayman Islands), Series 2005-1A, Class A1L, 144A
0.788%(c)	06/01/17	Aaa	1,197	1,172,062
LCM LP (Cayman Islands), Series 5A, Class A1, 144A
0.704%(c)	03/21/19	Aaa	500	478,719
MAGI Funding PLC (Ireland), Series I-A, Class A
2.015%(c)	04/11/21	Aaa	EUR 929	1,169,630
Magnolia Funding Ltd. (United Kingdom), Series 2010-1A, Class A1, 144A
3.000%	04/20/17	NR	EUR 201	268,450
Nelnet Student Loan Trust, Series 2008-4, Class A2
1.260%(c)	07/25/18	Aaa	68	68,640
North Carolina State Education Assistance Authority, Series 2011-2, Class A1
1.010%(c)	10/26/20	AA+(d)	427	413,572
Pacifica CDO Ltd. (Cayman Islands), Series 2004-3A, Class A1, 144A
0.864%(c)	05/13/16	Aaa	357	350,435
Series 2004-4X, Class A1L
0.853%(c)	02/15/17	Aaa	297	292,165
Penta CLO SA (Luxembourg), Series 2007-1X, Class A1
1.917%(c)	06/04/24	Aaa	EUR 581	695,990
Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A
1.998%(c)	02/16/19	AAA(d)	375	373,979
Sagamore CLO Ltd. (Cayman Islands), Series 2003-1A, Class A2, 144A
1.107%(c)	10/15/15	Aaa	294	290,941
SLM Student Loan Trust, Series 2004-5X, Class A5
1.418%(c)	10/25/23	Aaa	EUR 200	241,756
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa	293	295,670
Series 2010-C, Class A1, 144A
1.892%(c)	12/15/17	Aaa	104	104,530
South Carolina Student Loan Corp., Series 2010-1, Class A1
1.010%(c)	01/25/21	AA+(d)	933	927,120
Symphony CLO Ltd. (Cayman Islands), Series 2007-3A, Class A1A, 144A
0.743%(c)	05/15/19	Aaa	500	479,190

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Wood Street CLO BV (Netherlands), Series II-A, Class A1
1.347%(c)	03/29/21	Aa1	EUR 189	$238,850

TOTAL ASSET-BACKED SECURITIES (cost $22,510,693)				22,229,349

BANK LOANS(c)
Financial Services
Springleaf Financial Corp., Initial Loan
5.500%	05/28/17	B2	$1,000	920,625

Oil, Gas & Consumable Fuels
Petroleum Export III Ltd., Term Loan
3.974%	04/08/13	NR	684	675,710
Petroleum Export V Ltd., Facility Loan B
3.474%	12/07/12	NR	225	222,148

				897,858

Sovereign Issues
Republic of Indonesia, Term Loan
1.313%	12/14/19	BB+(d)	229	215,040

TOTAL BANK LOANS (cost $2,099,918)				2,033,523

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, 144A
5.616%(c)	06/24/50	NR	250	277,944
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A4
5.633%(c)	06/10/49	Aa3	100	111,049
Series 2007-4, Class A4
5.724%(c)	02/10/51	A+(d)	100	113,337
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa	1,166	1,213,242
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class SVA1, 144A
0.472%(c)	10/15/21	Aaa	497	467,696
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa	100	109,977
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa	1,000	1,102,772
Series 2010-UD1, Class A, 144A
5.786%(c)	12/18/49	Aaa	1,100	1,217,981
Fannie Mae-Aces, Series 2010-M7, Class FA
0.842%(c)	11/25/20	Aaa	1,191	1,184,855
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aaa	800	871,743
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa	250	245,900
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa	1,200	1,321,279

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)	$1,200	$1,274,641
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 144A
0.542%(c)	06/15/22	Aaa	402	390,693
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
0.780%(c)	07/09/21	Aaa	400	384,316
Morgan Stanley Capital I, Series 2007-XLFA, Class A1, 144A
0.302%(c)	10/15/20	Aaa	11	10,567
RBSCF Trust, Series 2010-RR4, Class CMLA, 144A
6.003%(c)	12/16/49	Aaa	100	113,591
Vornado DP LLC, Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)	600	640,694
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa	1,100	1,181,629
Series 2006-WL7A, Class A1, 144A
0.332%(c)	09/15/21	Aaa	377	363,092
Series 2007-C32, Class A2
5.735%(c)	06/15/49	Aaa	938	958,156

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,095,182)				13,555,154

CONVERTIBLE BONDS — 2.2%
Aerospace & Defense
Textron, Inc., Sr. Unsec’d. Notes
4.500%	05/01/13	Baa3	875	1,873,594

Agriculture
Alliance One International, Inc., Sr. Sub. Notes
5.500%	07/15/14	Caa1	850	838,313
Vector Group Ltd., Sr. Unsec’d. Notes
3.750%(c)	11/15/14	NR	1,000	1,305,000

				2,143,313

Airlines
Lufthansa Malta Blues LP (Malta), Notes, 144A
0.750%	04/05/17	Ba1	450	618,923

Auto Parts & Equipment — 0.1%
Titan International, Inc., Gtd. Notes, 144A
5.625%	01/15/17	B+(d)	2,400	6,144,000
TRW Automotive, Inc., Gtd. Notes
3.500%	12/01/15	Ba2	700	1,220,135

				7,364,135

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Automobile Manufacturers
Navistar International Corp., Sr. Sub. Notes
3.000%	10/15/14	B(d)	$1,125	$1,240,312

Beverages
Central European Distribution Corp., Sr. Unsec’d. Notes
3.000%	03/15/13	CCC(d)	395	349,081

Biotechnology — 0.1%
Amylin Pharmaceuticals, Inc., Sr. Unsec’d. Notes
3.000%	06/15/14	NR	400	396,500
Enzon Pharmaceuticals, Inc., Sr. Unsec’d. Notes
4.000%	06/01/13	NR	450	459,563
Illumina, Inc., Sr. Unsec’d. Notes, 144A
0.250%	03/15/16	NR	837	802,474
PDL BioPharma, Inc., Sr. Unsec’d. Notes
2.875%	02/15/15	NR	475	528,760
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 144A
1.875%	10/01/16	NR	900	1,381,500

				3,568,797

Building Products
Cemex SAB de CV (Mexico), Sub. Notes
3.250%	03/15/16	NR	100	94,250

Capital Markets
Ares Capital Corp., Sr. Unsec’d. Notes, 144A
5.125%	06/01/16	BBB(d)	300	306,375
5.750%	02/01/16	BBB(d)	825	861,094

				1,167,469

Chemicals
ShengdaTech, Inc., Sr. Notes, 144A
6.500%	12/15/15(g)	NR	100	7,000

Commercial Services & Supplies — 0.1%
CBIZ, Inc., Sr. Sub. Notes, 144A
4.875%	10/01/15	NR	250	274,500
Cenveo Corp., Sr. Unsec’d. Notes, 144A
7.000%	05/15/17(g)	NR	275	290,469
Coinstar, Inc., Sr. Unsec’d. Notes
4.000%	09/01/14	BB-(d)	1,000	1,686,250
PHH Corp., Sr. Unsec’d. Notes
4.000%	04/15/12	Ba2	750	750,000
6.000%	06/15/17	Ba2	150	220,500

				3,221,719

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Communications Equipment
Ciena Corp., Sr. Unsec’d. Notes, 144A
4.000%	03/15/15	NR	$2,025	$2,285,719

Computer Services & Software
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes
4.375%	06/01/14	NR	850	1,313,250
Sr. Unsec’d. Notes, 144A
1.750%	12/01/16	NR	200	211,250

				1,524,500

Computers & Peripherals
3D Systems Corp., Sr. Unsec’d. Notes, 144A
5.500%	12/15/16	NR	1,200	1,587,000

Construction & Engineering
Trex Co., Inc., Sr. Sub. Notes
6.000%	07/01/12	NR	800	1,174,000

Diversified Consumer Services
Regis Corp., Sr. Unsec’d. Notes
5.000%	07/15/14	NR	1,000	1,335,000
Sotheby’s, Gtd. Notes
3.125%	06/15/13	Ba3	525	666,094

				2,001,094

Diversified Financial Services
BGC Partners, Inc., Sr. Unsec’d. Notes, 144A
4.500%	07/15/16	BBB-(d)	600	602,250
MF Global Holdings Ltd., Sr. Unsec’d. Notes(i)
3.375%	08/01/18	D(d)	375	129,375
Penson Worldwide, Inc., Sr. Unsec’d. Notes, 144A
8.000%	06/01/14	NR	1,140	228,000

				959,625

Electrical Equipment
General Cable Corp., Sub. Notes
4.500%	11/15/29	B2	2,075	2,186,531

Electronic Equipment, Instruments & Components
TTM Technologies, Inc., Sr. Unsec’d. Notes
3.250%	05/15/15	BB-(d)	1,000	1,071,250
Vishay Intertechnology, Inc., Sr. Unsec’d. Notes, 144A
2.250%	11/15/40	BB+(d)	875	902,344

				1,973,594

Energy – Alternate Sources
LDK Solar Co. Ltd. (Cayman Islands), Sr. Unsec’d. Notes
4.750%	04/15/13	NR	175	129,719

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Energy Equipment & Services
Exterran Holdings, Inc., Sr. Unsec’d. Notes
4.250%	06/15/14	BB(d)	$500	$498,750

Entertainment & Leisure
SouthPeak Interactive Corp.,
24.000%	12/31/12(g)	NR	500	315,000

Food Products
Chiquita Brands International, Inc., Sr. Unsec’d. Notes
4.250%	08/15/16	B-(d)	500	466,250
Nash Finch Co., Sr. Sub. Notes
1.631%	03/15/35	B3	875	407,969
Smithfield Foods, Inc., Unsec’d. Notes
4.000%	06/30/13	B+(d)	1,200	1,362,000

				2,236,219

Healthcare Equipment & Supplies
China Medical Technologies, Inc. (Cayman Islands), Sr. Unsec’d. Notes, 144A
6.250%	12/15/16	NR	450	184,500

Healthcare Providers & Services
Omnicare, Inc., Gtd. Notes
3.750%	12/15/25	Ba3	250	363,125

Hotels, Restaurants & Leisure — 0.1%
Gaylord Entertainment Co., Gtd. Notes, 144A
3.750%	10/01/14	NR	1,550	1,987,875
MGM Resorts International, Gtd. Notes
4.250%	04/15/15	B3	1,000	1,058,750

				3,046,625

Household Durables — 0.1%
D.R. Horton, Inc., Gtd. Notes
2.000%	05/15/14	Ba3	3,225	4,168,313
Lennar Corp., Gtd. Notes, 144A
2.750%	12/15/20	B3	3,250	4,541,875
3.250%	11/15/21	B3	975	1,336,969

				10,047,157

Insurance — 0.1%
American Equity Investment Life Holding Co., Sr. Unsec’d. Notes, 144A
3.500%	09/15/15	NR	550	652,438
5.250%	12/06/29	NR	340	489,175
CNO Financial Group, Inc., Sr. Unsec’d. Notes
7.000%	12/30/16	B2	364	574,756
7.000%	12/30/16	NR	381	595,313
7.000%	12/30/16	NR	465	726,563
MGIC Investment Corp., Sr. Unsec’d. Notes
5.000%	05/01/17	CCC(d)	1,000	772,500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Insurance (cont’d.)
National Financial Partners Corp., Sr. Unsec’d. Notes
4.000%	06/15/17	NR	$775	$1,049,156
Radian Group, Inc., Sr. Unsec’d. Notes
3.000%	11/15/17	CCC(d)	400	271,500
Stewart Information Services Corp., Gtd. Notes
6.000%	10/15/14	NR	625	790,750

				5,922,151

Internet & Catalog Retail — 0.1%
priceline.com, Inc., Sr. Unsec’d. Notes, 144A
1.000%	03/15/18	BBB(d)	175	185,682
1.250%	03/15/15	BBB(d)	1,625	3,877,656

				4,063,338

Internet Software & Services — 0.1%
Digital River, Inc., Sr. Unsec’d. Notes
2.000%	11/01/30	NR	300	290,625
Equinix, Inc., Sub. Notes
4.750%	06/15/16	B(d)	1,300	2,600,000
VeriSign, Inc., Jr. Sub. Notes
3.250%	08/15/37	NR	1,875	2,395,312

				5,285,937

Investment Companies
Kohlberg Capital Corp., Sr. Unsec’d. Notes
8.750%	03/15/16	NR	375	373,125

IT Services — 0.1%
Alliance Data Systems Corp., Sr. Unsec’d. Notes
1.750%	08/01/13	NR	500	809,375
4.750%	05/15/14	NR	1,500	4,046,250
Convergys Corp., Debs.
5.750%	09/15/29	BB-(d)	950	1,335,938

				6,191,563

Machinery — 0.1%
Chart Industries, Inc., Sr. Sub. Notes
2.000%	08/01/18	B+(d)	1,950	2,496,000
Meritor, Inc., Gtd. Notes
4.625%	03/01/26	B-(d)	500	456,250
Terex Corp., Sr. Sub. Notes
4.000%	06/01/15	Caa1	1,200	1,894,500

				4,846,750

Marine
Genco Shipping & Trading Ltd. (Marshall Islands), Sr. Unsec’d. Notes
5.000%	08/15/15	NR	300	193,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Media — 0.1%
Virgin Media, Inc., Sr. Unsec’d. Notes
6.500%	11/15/16	B+(d)	$1,000	$1,527,500
XM Satellite Radio, Inc., Gtd. Notes, 144A
7.000%	12/01/14	BB(d)	2,850	4,207,312

				5,734,812

Metals & Mining — 0.1%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes
4.250%	06/01/14	BBB-(d)	2,825	3,520,656
AM Castle & Co., Sr. Unsec’d. Notes, 144A
7.000%	12/15/17(g)	NR	100	144,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes
5.000%	05/15/14	Baa3	1,000	1,073,750
Jaguar Mining, Inc. (Canada), Sr. Unsec’d. Notes
5.500%	03/31/16	NR	500	461,500
Northgate Minerals Corp. (Canada), Sr. Unsec’d. Notes
3.500%	10/01/16	NR	625	688,281
RTI International Metals, Inc., Gtd. Notes
3.000%	12/01/15	NR	1,175	1,195,562
Sterlite Industries India Ltd. (India), Sr. Unsec’d. Notes
4.000%	10/30/14	NR	1,000	938,750
United States Steel Corp., Sr. Unsec’d. Notes
4.000%	05/15/14	B1	1,875	2,217,188

				10,240,187

Multiline Retail
Saks, Inc., Sr. Unsec’d. Notes, 144A
7.500%	12/01/13	NR	200	441,000

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc., Sr. Unsec’d. Notes
2.250%	08/01/12	NR	500	498,125
Green Plains Renewable Energy, Inc., Sr. Unsec’d. Notes
5.750%	11/01/15	NR	525	556,500
PetroBakken Energy Ltd. (Canada), Sr. Unsec’d. Notes
3.125%	02/08/16	NR	300	296,250
Petrominerales Ltd. (Canada), Sr. Unsec’d. Notes
2.625%	08/25/16	NR	300	288,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes
2.875%	01/15/38	BBB-(d)	1,000	1,918,750
Polarcus Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN
2.875%	04/27/16	NR	100	90,900

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Western Refining, Inc., Sr. Unsec’d. Notes
5.750%	06/15/14	CCC+(d)	$2,775	$5,241,281

				8,889,806

Paper & Forest Products
Sino-Forest Corp. (Canada), Gtd. Notes, 144A
4.250%	12/15/16(g)	NR	150	36,750

Pharmaceuticals
MannKind Corp., Sr. Unsec’d. Notes
5.750%	08/15/15	NR	380	226,100
Viropharma, Inc., Sr. Unsec’d. Notes
2.000%	03/15/17	NR	450	771,188

				997,288

Professional Services
FTI Consulting, Inc., Gtd. Notes
3.750%	07/15/12	B1	136	164,220

Real Estate
AV Homes, Inc., Sr. Unsec’d. Notes
7.500%	02/15/16	NR	600	589,500
Prologis LP, Gtd. Notes
3.250%	03/15/15	BBB-(d)	125	141,406

				730,906

Real Estate Investment Trusts — 0.2%
BioMed Realty LP, Gtd. Notes, 144A
3.750%	01/15/30	NR	1,689	1,993,020
Boston Properties LP, Sr. Unsec’d. Notes
3.750%	05/15/36	A-(d)	807	916,954
DDR Corp., Sr. Unsec’d. Notes
1.750%	11/15/40	NR	3,675	3,973,594
Host Hotels & Resorts LP, Gtd. Notes, 144A
2.500%	10/15/29	BB+(d)	3,956	5,310,930
Kilroy Realty LP, Gtd. Notes, 144A
4.250%	11/15/14	NR	1,075	1,448,563
Lexington Realty Trust, Gtd. Notes, 144A
6.000%	01/15/30	NR	500	688,125
NorthStar Realty Finance LP, Gtd. Notes, 144A
7.500%	03/15/31	NR	300	300,120
SL Green Operating Partnership LP, Gtd. Notes, 144A
3.000%	10/15/17	NR	1,875	2,100,075

				16,731,381

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Retail & Merchandising — 0.1%
Group 1 Automotive, Inc., Sr. Notes, 144A
3.000%	03/15/20	B(d)	$250	$404,688
Liz Claiborne, Inc., Sr. Notes, 144A
6.000%	06/15/14	CCC(d)	775	2,961,469

				3,366,157

Road & Rail — 0.2%
Avis Budget Group, Inc., Sr. Notes
3.500%	10/01/14	NR	1,525	1,788,063
Hertz Global Holdings, Inc., Sr. Unsec’d. Notes
5.250%	06/01/14	B-(d)	4,700	9,053,375

				10,841,438

Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., Jr. Sub. Notes
2.125%	12/15/37	NR	2,925	4,036,500
Rambus, Inc., Sr. Unsec’d. Notes
5.000%	06/15/14	NR	750	750,000
Xilinx, Inc., Jr. Sub. Notes
3.125%	03/15/37	BBB-(d)	1,650	2,095,500

				6,882,000

Software — 0.1%
Salesforce.com, Inc., Sr. Unsec’d. Notes
0.750%	01/15/15	NR	3,975	7,433,250

Specialty Retail — 0.1%
Sonic Automotive, Inc., Sr. Unsec’d. Notes
5.000%	10/01/29	B+(d)	3,330	5,061,600

Telecommunications
Level 3 Communications, Inc., Sr. Unsec’d. Notes
6.500%	10/01/16	CCC(d)	675	1,080,000
15.000%	01/15/13	CCC(d)	625	751,563

				1,831,563

Thrifts & Mortgage Finance
China Linen, Notes
10.000%	11/02/12(g)	NR	200	264,344

Trading Companies & Distributors — 0.1%
Kaman Corp., Sr. Unsec’d. Notes, 144A
3.250%	11/15/17	NR	750	911,415
United Rentals, Inc., Sr. Unsec’d. Notes
4.000%	11/15/15	B(d)	700	2,726,500

				3,637,915

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Transportation
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Unsec’d. Notes, 144A
7.250%	01/15/17	NR	$100	$68,500

Wireless Telecommunication Services
NII Holdings, Inc., Sr. Unsec’d. Notes
3.125%	06/15/12	B-(d)	250	250,313
Powerwave Technologies, Inc., Sr. Sub. Notes, 144A
2.750%	07/15/41(g)	NR	500	265,262

				515,575

TOTAL CONVERTIBLE BONDS (cost $148,201,595)				162,906,807

CORPORATE BONDS — 4.0%
Agriculture
Vector Group Ltd., Gtd. Notes
11.000%	08/15/15	B1	175	183,531

Airlines
Continental Airlines UAL, Notes
6.860%	04/22/14	NR	382	383,724

Auto Parts & Equipment
IDQ Holdings, Inc., Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3	450	461,250

Automobile Manufacturers
Hyundai Motor Manufacturing Czech SRO (Czech Republic), Gtd. Notes
4.500%	04/15/15	Baa2	400	421,572

Building & Construction — 0.1%
Corp. GEO SAB de CV (Mexico), Gtd. Notes
8.875%	09/25/14(g)	Ba3	500	527,500
Gtd. Notes, 144A
8.875%	09/25/14	Ba3	200	211,000
9.250%	06/30/20	Ba3	200	211,500
Desarrolladora Homex SAB de CV (Mexico), Gtd. Notes, 144A
9.500%	12/11/19	Ba3	775	817,847
Hanson Australia Funding Ltd. (Australia), Gtd. Notes
5.250%	03/15/13	Ba2	600	612,000
Urbi Desarrollos Urbanos SAB de CV (Mexico), Gtd. Notes
8.500%	04/19/16	Ba3	200	202,500

				2,582,347

Chemicals
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes
7.000%	05/07/20(g)	Baa3	200	224,800
Gtd. Notes, 144A
5.750%	04/15/21	Baa3	650	680,420
7.000%	05/07/20	Baa3	300	337,200

				1,242,420

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks — 0.6%
Achmea Hypotheekbank NV (Netherlands), Gov’t. Liquid Gtd. Notes
3.200%	11/03/14	Aaa		$851	$889,899
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		244	255,055
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A
4.500%	01/22/15	Baa1		1,250	1,311,250
4.500%	01/20/16	Baa2	EUR	800	1,103,989
6.000%	01/22/20	Baa1		400	447,255
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A
4.250%	01/14/16	Baa1		600	600,000
4.500%	04/06/15	Baa1		300	305,250
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A
2.574%(c)	03/18/14	Baa1		800	785,426
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A
3.750%	09/22/15	Aa3		500	510,138
Banco Votorantim SA (Brazil), Sr. Unsec’d. Notes, 144A
5.250%	02/11/16	Baa1		400	411,787
Bank of Montreal (Canada), Covered Bonds, 144A
2.850%	06/09/15	Aaa		1,000	1,053,911
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec’d. Notes
3.280%	08/09/27	BBB-(d)	JPY	100,000	967,154
7.375%	04/25/12	Baa2		1,250	1,255,275
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A
4.500%	03/10/16	A1		550	566,500
Sub. Notes, 144A
6.500%	03/10/21	A2		725	755,813
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	Ba1	CHF	200	197,452
Eurofima (Switzerland), Sr. Unsec’d. Notes, MTN
6.250%	12/28/18	Aaa	AUD	800	866,260
ICICI Bank Ltd. (India), Bonds, 144A
2.242%(c)	02/24/14	Baa2		200	196,019
Sr. Unsec’d. Notes, 144A
4.750%	11/25/16	Baa2		800	795,942
Intesa Sanpaolo SpA (Italy), Certificate of Deposit
2.375%	12/21/12	A2		500	491,942
Notes, 144A
2.892%(c)	02/24/14	A2		1,100	1,072,929
Korea Exchange Bank (South Korea), Sr. Unsec’d. Notes
4.875%	01/14/16	A2		300	314,623
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN
2.000%	11/30/15	Aaa	EUR	1,900	2,599,900
2.750%	09/07/15	Aaa	GBP	1,100	1,842,236
6.000%	08/20/20	Aaa	AUD	2,400	2,632,147

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
6.250%	05/19/21	Aaa	AUD	900	$1,004,124
Landwirtschaftliche Rentenbank (Germany), Gov’t. Gtd. Notes, MTN
5.500%	03/09/20	Aaa	AUD	1,000	1,048,903
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg), Sr. Sec’d. Notes
7.175%	05/16/13	Baa1		$2,000	2,094,000
Sr. Unsec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,650,000
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Notes, 144A
6.125%	02/07/22(g)	A3		600	618,142
Sr. Unsec’d. Notes
5.400%	03/24/17	A3		800	825,200
5.499%	07/07/15	A3		2,800	2,964,500
5.717%	06/16/21	A3		2,500	2,506,875
Shinhan Bank (South Korea), Sr. Unsec’d. Notes
4.375%	09/15/15	A1		300	314,939
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A
3.061%(c)	04/20/16	Ba1		1,300	1,205,750
UBS AG (Switzerland), Sr. Unsec’d. Notes
2.250%	08/12/13	Aa3		1,100	1,106,912
Vnesheconombank Via VEB Finance PLC (Ireland), Sr. Unsec’d. Notes
6.902%	07/09/20	BBB(d)		200	216,250
Sr. Unsec’d. Notes, 144A
5.375%	02/13/17(g)	Baa1		400	412,000
6.800%	11/22/25	Baa1		500	525,000
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes
6.609%	10/31/12	Baa1		2,000	2,055,000

					41,775,747

Commercial Services & Supplies
NCO Group, Inc., Gtd. Notes
5.378%(c)	11/15/13	Caa2		500	497,500
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A
10.750%	05/15/18	B3		1,125	1,164,375

					1,661,875

Computer Services & Software
Computer Sciences Corp., Sr. Unsec’d. Notes
5.000%	02/15/13	Baa1		525	544,688

Distribution/Wholesale
Baker & Taylor, Inc., Sec’d. Notes, 144A
11.500%	07/01/13	B3		375	211,875

Diversified Financial Services — 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Gtd. Notes
8.700%	08/07/18	Baa1		2,200	2,706,000
Sec’d. Notes
6.103%	06/27/12	Baa1		1,600	1,620,624

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
AngloGold Ashanti Holdings PLC (United Kingdom), Gtd. Notes
6.500%	04/15/40	Baa3		$100	$94,912
Axiata SPV1 Labuan Ltd. (Malaysia), Gtd. Notes
5.375%	04/28/20	Baa2		700	738,209
BA Covered Bond Issuer, Covered Bonds, MTN
4.125%	04/05/12	Aa2	EUR	1,200	1,600,448
Bank of America Corp., Sr. Unsec’d. Notes
6.500%	08/01/16	Baa1		600	659,690
BM&FBovespa SA (Brazil), Sr. Unsec’d. Notes, 144A
5.500%	07/16/20	Baa1		50	53,125
BPA Laboratories, Inc., Sr. Sec’d. Notes, 144A
12.250%	04/01/17(g)	NR		625	598,438
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A
12.250%	02/15/15	B3		750	811,875
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A
1.311%(c)	07/21/14	Aaa		1,400	1,361,596
Fibria Overseas Finance Ltd. (Cayman Islands), Gtd. Notes, 144A
7.500%	05/04/20	Ba1		400	422,520
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes
10.500%	03/08/14	Baa1		2,000	2,274,000
German Postal Pensions Securitisation PLC (Ireland), Sec’d. Notes
3.375%	01/18/16	Aaa	EUR	1,500	2,114,192
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes
6.000%	05/05/15	Baa2		300	328,481
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa2		1,250	1,307,564
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Unsec’d. Notes, 144A
8.000%	01/15/18	Ba3		275	286,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		300	316,875
6.750%	09/01/16	Ba3		300	321,375
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	506,250
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A
3.125%	11/15/15	Aa3		250	252,500
5.000%	11/15/20	Aa3		900	920,250
Jack Cooper Holdings Corp., Sr. Sec’d. Notes, 144A
13.250%	12/15/15	NR		825	835,313
Jasper Explorer Ltd. (Cyprus), Sr. Sec’d. Notes
13.500%	05/27/16	NR		700	609,148

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
JPMorgan Chase & Co., Jr. Sub. Notes
7.900%(c)	04/29/49	Baa1		$800	$876,416
Kazakhstan Temir Zholy Finance BV (Netherlands), Gtd. Notes, 144A
6.375%	10/06/20	Baa3		600	664,500
Landry’s Holdings, Inc., Sr. Sec’d. Notes, 144A
11.500%	06/01/14	Caa1		205	205,513
LeasePlan Corp. NV (Netherlands), Gov’t. Liquid Gtd. Notes, 144A
3.000%	05/07/12	Aaa		300	300,731
Macquarie Bank Ltd. (Australia), Gov’t. Liquid Gtd. Notes
4.100%	12/17/13(g)	Aaa		2,300	2,430,836
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
1.306%(c)	05/30/14	A2	EUR	100	126,480
1.398%(c)	01/31/14	A2	EUR	1,700	2,167,889
1.558%(c)	09/27/12	A2	EUR	600	794,350
6.050%	08/15/12	Baa1		1,600	1,627,790
Morgan Stanley, Sr. Unsec’d. Notes
1.533%(c)	04/29/13	A2		100	99,133
Sr. Unsec’d. Notes, MTN
1.306%(c)	11/29/13	A2	EUR	1,500	1,925,599
1.321%(c)	03/01/13	A2	EUR	600	791,130
1.651%(c)	01/16/17	A2	EUR	100	114,956
3.006%(c)	05/14/13	A2		400	403,021
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
6.350%	06/30/21	Baa3		1,568	1,669,920
QNB Finance Ltd. (Cayman Islands), Bank Gtd. Notes
3.125%	11/16/15	Aa3		300	301,140
RZD Capital Ltd. (Ireland), Sr. Unsec’d. Notes, MTN
5.739%	04/03/17	Baa1		4,100	4,340,875
TMX Finance LLC/TitleMax Finance Corp., Sr. Sec’d. Notes
13.250%	07/15/15	B2		850	939,250
Waha Aerospace BV (Netherlands), Gov’t. Gtd. Notes
3.925%	07/28/20	Aa2		1,105	1,144,559
Gov’t. Gtd. Notes, 144A
3.925%	07/28/20	Aa2		595	616,301

					42,279,774

Diversified Operations
Noble Group Ltd. (Bermuda), Sr. Unsec’d. Notes
6.750%	01/29/20	Baa3		550	541,750

Electric Utilities — 0.2%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
9.500%	11/12/20	B(d)		1,050	1,102,500
Centrais Eletricas Brasileiras SA (Brazil), Sr. Unsec’d. Notes
6.875%	07/30/19	BBB(d)		400	471,520

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Sr. Unsec’d. Notes, 144A
6.875%	07/30/19	BBB(d)		$1,200	$1,414,560
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	Baa1		1,000	1,060,000
5.750%	02/14/42(g)	Baa1		200	199,800
E.Cl SA (Chile), Sr. Unsec’d. Notes, 144A
5.625%	01/15/21	BBB-(d)		400	429,294
Enersis SA (Cayman Islands), Sr. Unsec’d. Notes
7.375%	01/15/14	Baa2		550	596,602
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A
7.250%	01/15/19	Baa3		500	510,344
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A
3.000%	10/05/15	A1		400	405,880
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes
6.250%	06/17/14	A1		600	649,544
Majapahit Holding BV (Netherlands), Gtd. Notes
7.250%	06/28/17	Ba1		100	115,000
7.750%	10/17/16	Ba1		100	115,750
8.000%	08/07/19	Baa3		2,000	2,420,000
Gtd. Notes, 144A
7.250%	06/28/17	Ba1		1,000	1,150,000
7.750%	10/17/16	Ba1		100	115,750
7.750%	01/20/20	Ba1		200	241,000
Puget Energy, Inc., Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		600	657,918

					11,655,462

Electronic Equipment, Instruments & Components
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes
3.995%(c)	10/15/13	B3	EUR	261	343,050

Entertainment & Leisure
Pegasus Solutions, Inc., Sr. Sec’d. Notes, PIK, 144A
13.000%	04/15/14	NR		393	363,611
Wallace Theater Holdings, Inc., Sr. Sec’d. Notes, 144A
12.500%(c)	06/15/13	CCC(d)		400	352,000

					715,611

Financial – Bank & Trust — 0.8%
Abbey National Treasury Services PLC (United Kingdom), Covered Bonds
3.125%	06/30/15	Aaa	EUR	3,100	4,280,852
Covered Bonds, MTN
3.625%	10/05/18	Aaa	EUR	800	1,117,593
Ally Credit Canada Ltd. (Canada), Gtd. Notes, MTN
6.000%	05/23/12	B1	EUR	900	1,203,613

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Ally Financial, Inc., Gtd. Notes
3.874%(c)	06/20/14	B1		$1,100	$1,072,676
6.875%	08/28/12	B1		1,300	1,322,750
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A
3.875%	02/08/22(g)	Aa3		500	493,243
4.125%	10/07/20	Aa3		300	308,484
Bank of Scotland PLC (United Kingdom), Covered Bonds, MTN
4.375%	07/13/16	Aaa	EUR	100	144,369
BNP Paribas Home Loan SA (France), Covered Bonds, 144A
2.200%	11/02/15	Aaa		2,000	2,012,380
BPCE SA (France), Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	Aa3		1,500	1,495,098
Cie de Financement Foncier (France), Covered Bonds, 144A
1.625%	07/23/12	Aaa		1,600	1,602,085
2.125%	04/22/13	Aaa		1,600	1,608,784
2.500%	09/16/15	Aaa		900	906,869
Citigroup, Inc., Sr. Unsec’d. Notes
5.500%	10/15/14	A3		400	429,164
Sr. Unsec’d. Notes, MTN
1.286%(c)	02/09/16	A3	EUR	200	246,375
6.400%	03/27/13	A3	EUR	100	138,949
7.375%	06/16/14	A3	EUR	600	879,240
Sub. Notes
0.745%(c)	06/09/16	Baa1		700	614,337
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	A2		400	508,000
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A
0.880%(c)	03/05/13	Aa1		300	287,476
1.033%(c)	04/29/14	Aa1		2,900	2,703,280
2.000%	03/05/13	Aa1		1,000	989,306
2.750%	01/10/14	Aa1		4,700	4,566,182
2.750%	04/29/14	Aa1		3,400	3,317,801
DnB Boligkreditt A/S (Norway), Covered Bonds, 144A
2.100%	10/14/16	Aaa		1,200	1,215,120
Covered Bonds, MTN
2.375%	07/20/16	Aaa	EUR	100	135,782
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes
5.125%	06/29/20	A1		500	535,918
Sr. Unsec’d. Notes, 144A
2.274%(c)	03/21/15(g)	A1		1,000	995,680
HBOS Capital Funding LP (United Kingdom), Ltd. Gtd. Notes
6.461%(c)	11/29/49	BB(d)	GBP	100	109,565
HSBC Finance Corp., Sr. Unsec’d. Notes
0.912%(c)	07/19/12	A3		500	500,007

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
ING Bank Australia Ltd. (Australia), Gov’t. Liquid Gtd. Notes
5.073%(c)	06/24/14	AAA(d)	AUD	1,200	$1,253,158
ING Bank NV (Netherlands), Covered Bonds, 144A
2.500%	01/14/16	Aaa		$1,100	1,108,744
Investec Bank Australia Ltd. (Australia), Gov’t. Liquid Gtd. Notes
5.000%	02/27/14	Aaa	AUD	700	732,845
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		200	209,106
National Australia Bank Ltd. (Australia), Gov’t. Liquid Gtd. Notes, 144A
1.083%(c)	07/08/14	Aaa		2,000	2,006,674
NIBC Bank NV (Netherlands), Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14	Aaa		1,500	1,557,386
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes, 144A
6.990%	10/29/49	Ba3		400	326,000
Royal Bank of Scotland PLC (The) (United Kingdom), Covered Bonds, MTN
2.750%	08/18/14	Aaa	EUR	900	1,223,342
Gtd. Notes
2.913%(c)	08/23/13	A2		2,600	2,599,506
Sub. Notes
5.230%(c)	10/27/14	Baa3	AUD	1,000	903,510
Stadshypotek AB (Sweden), Covered Bonds, 144A
1.020%(c)	09/30/13	Aaa		600	595,796
State Bank of India (India), Sr. Unsec’d. Notes, 144A
4.500%	07/27/15	Baa2		1,500	1,549,609
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd. Notes
4.900%(c)	09/11/13	Aaa	AUD	1,000	1,037,625
Gov’t. Liquid Gtd. Notes, MTN
4.000%	01/16/14	Aaa	GBP	700	1,176,743
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A
0.664%(c)	12/14/12	Aaa		3,100	3,102,356
3.585%	08/14/14	Aaa		400	422,831
Westpac Securities NZ Ltd. (New Zealand), Gov’t. Liquid Gtd. Notes, 144A
2.500%	05/25/12	Aaa		200	200,492
WM Covered Bond Program, Covered Bonds, MTN
4.375%	09/16/14	A+(d)	EUR	1,800	2,524,763

					58,271,464

Financial Services — 0.2%
CEDC Finance Corp. International, Inc., Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B2		200	149,000
Countrywide Financial Corp., Gtd. Notes, MTN
0.967%(c)	05/07/12	Baa1		1,300	1,300,508

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
7.500%	08/01/12	Ba1		$1,100	$1,116,410
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
0.474%(c)	09/20/13	Aa2		1,300	1,279,175
Interoceanica IV Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
6.090%(s)	11/30/18	Baa3		238	185,101
Interoceanica V Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
8.991%(s)	05/15/30	NR		400	129,253
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes
11.040%	03/19/20	Ba3	GBP	800	1,297,633
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		300	243,000
LBG Capital No. 2 PLC (United Kingdom), Bank Gtd. Notes
7.625%	12/09/19	Ba2	GBP	600	786,948
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, 144A
6.129%(s)	05/31/18	Baa3		350	286,682
Temasek Financial I Ltd. (Singapore), Gtd. Notes
5.375%	11/23/39	Aaa		400	482,122
Gtd. Notes, 144A
4.300%	10/25/19	Aaa		250	270,638
5.375%	11/23/39	Aaa		250	301,326
TNK-BP Finance SA (Luxembourg), Gtd. Notes
6.625%	03/20/17	Baa2		1,100	1,212,750
7.250%	02/02/20	Baa2		700	810,250
7.500%	07/18/16	Baa2		400	451,000
7.875%	03/13/18	Baa2		2,800	3,262,000

					13,563,796

Healthcare Products
Boston Scientific Corp., Sr. Unsec’d. Notes
5.450%	06/15/14	Ba1		500	540,618
Merge Healthcare, Inc., Sr. Sec’d. Notes
11.750%	05/01/15	B2		255	275,400

					816,018

Healthcare Providers & Services
Adcare Health Systems, Notes
10.000%	10/26/13(g)	NR		200	200,494
Oncology, Inc., Escrow, Notes*
Zero	08/15/17	NR		621	—

					200,494

Hotels, Restaurants & Leisure
Mandalay Resort Group, Gtd. Notes
7.625%	07/15/13	Caa1		900	913,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Independent Power Producers & Energy Traders
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes
5.500%	11/22/21	Baa3		$200	$209,000

Insurance — 0.1%
American International Group, Inc., Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2		100	105,850
Jr. Sub. Notes
8.625%(c)	05/22/68	Baa2	GBP	550	866,962
Jr. Sub. Notes, 144A
8.625%(c)	05/22/68	Baa2	GBP	476	750,317
Sr. Unsec’d. Notes
6.250%	05/01/36	Baa1		800	863,470
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1		100	108,751
ING Capital Funding Trust III, Gtd. Notes
4.610%(c)	12/29/49	B1		475	408,891
Liberty Mutual Group, Inc., Gtd. Notes, 144A
10.750%(c)	06/15/88	Baa3		425	568,438

					3,672,679

Investment Companies
Offshore Group Investments Ltd. (Cayman Islands), Sr. Sec’d. Notes
11.500%	08/01/15	B3		1,105	1,215,500

Machinery
Chloe Marine Corp. Ltd. (Bermuda), Sec’d. Notes
12.000%	12/28/16	NR		200	211,000
Tempel Steel Co., Sr. Sec’d. Notes, 144A
12.000%	08/15/16	B3		700	682,500

					893,500

Marine
Songa Offshore SE (Cyprus), Sr. Unsec’d. Notes
13.130%	11/17/16	NR	NOK	1,500	268,669

Media
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A
11.500%	11/20/14	B2		350	388,325
MediMedia USA, Inc., Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2		300	282,000

					670,325

Metals & Mining — 0.2%
Adaro Indonesia PT (Indonesia), Gtd. Notes
7.625%	10/22/19	Ba1		450	488,250
ALROSA Finance SA (Luxembourg), Gtd. Notes, 144A
7.750%	11/03/20	Ba3		900	960,750
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes
5.625%	09/21/35	A1		600	679,018

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
CSN Islands IX Corp. (Cayman Islands), Gtd. Notes
10.000%	01/15/15	Ba1	$350	$412,755
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes
6.875%	09/21/19(g)	Ba1	1,800	2,046,240
Gtd. Notes, 144A
6.875%	09/21/19	Ba1	1,000	1,136,800
CSN Resources SA (Luxembourg), Gtd. Notes, 144A
6.500%	07/21/20	Ba1	300	336,000
Gerdau Holdings, Inc., Gtd. Notes, 144A
7.000%	01/20/20	BBB-(d)	300	345,660
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A
4.875%	10/07/20	Baa3	900	862,642
GTL Trade Finance, Inc. (British Virgin Islands), Gtd. Notes, 144A
7.250%	10/20/17	BBB-(d)	1,050	1,204,350
Indo Energy Finance BV (Netherlands), Gtd. Notes, 144A
7.000%	05/07/18	B1	500	511,500
Mongolian Mining Corp. (Cayman Islands), Gtd. Notes, 144A
8.875%	03/29/17(g)	B1	1,600	1,594,415
Severstal OAO Via Steel Capital SA (Luxembourg), Notes
6.700%	10/25/17	Ba3	300	303,375
Sr. Unsec’d. Notes, 144A
6.700%	10/25/17	Ba2	600	606,750
Standard Steel LLC/Standard Steel Finance Corp., Sr. Sec’d. Notes, 144A
12.000%	05/01/15	B3	709	808,260
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes
4.625%	09/15/20	Baa2	500	525,939
6.875%	11/10/39	Baa2	650	759,278
8.250%	01/17/34	Baa2	1,200	1,569,292

				15,151,274

Multiline Retail
JC Penney Corp., Inc., Sr. Unsec’d. Notes
7.950%	04/01/17	Ba1	1,000	1,115,000

Oil, Gas & Consumable Fuels — 1.0%
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Sec’d. Notes
13.750%	12/01/15	Caa2	600	613,500
BP Capital Markets PLC (United Kingdom), Gtd. Notes
3.125%	10/01/15	A2	1,000	1,056,968
Gtd. Notes, MTN
3.830%	10/06/17	A2	EUR 100	143,807
CCS, Inc. (Canada), Sr. Notes, 144A
11.000%	11/15/15	Caa2	575	589,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes
7.625%	07/23/19	Baa2	$5,525	$6,809,563
EOAL Cyprus Holdings Ltd. (Cyprus), Sr. Sec’d. Notes
15.000%	07/15/14	NR	513	256,250
Floatel Superior Ltd. (Bermuda), Sec’d. Notes
13.000%	09/02/15	NR	200	221,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes
6.510%	03/07/22	Baa1	1,500	1,635,000
8.125%	07/31/14	Baa1	500	552,770
8.146%	04/11/18	Baa1	2,000	2,344,660
9.250%	04/23/19	Baa1	750	926,250
Sr. Unsec’d. Notes, 144A
5.092%	11/29/15	Baa1	1,500	1,578,750
Global Rig Co. (Norway), Sr. Sec’d. Notes
13.000%	06/15/15	NR	500	505,000
Golden Close Maritime Corp. Ltd. (Bermuda), Sr. Sec’d. Notes, MTN
11.000%	12/09/15	NR	300	322,500
Green Field Energy Services, Inc., Sr. Sec’d. Notes, 144A
13.000%	11/15/16	Caa2	200	196,000
Indian Oil Corp. Ltd. (India), Unsec’d. Notes
4.750%	01/22/15	Baa3	900	917,610
Interoil Exploration and Production ASA (Norway), Sr. Sec’d. Notes
15.000%	03/14/14	NR	NOK 1,000	174,722
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes
7.000%	05/05/20	Baa3	3,200	3,637,984
11.750%	01/23/15	Baa3	100	122,027
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3	3,700	4,051,500
7.000%	05/05/20	Baa3	900	1,023,183
Nakilat, Inc. (Marshall Islands), Sr. Sec’d. Notes
6.067%	12/31/33	Aa3	100	107,000
Novatek Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A
6.604%	02/03/21	Baa3	600	663,150
OGX Austria GmbH (Austria), Gtd. Notes, 144A
8.375%	04/01/22(g)	B1	1,000	1,010,000
Panoro Energy ASA (Norway), Sr. Sec’d. Notes, 144A
12.000%	11/15/18	NR	300	307,500
Pemex Project Funding Master Trust, Gtd. Notes
5.500%	02/24/25	Baa1	EUR 300	411,315
6.625%	06/15/35	Baa1	2,400	2,736,000
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes
5.375%	01/27/21	A3	2,600	2,799,521
5.750%	01/20/20	A3	700	775,460

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.875%	01/20/40	A3	$400	$469,948
7.875%	03/15/19	A3	3,425	4,225,782
Petroleos de Venezuela SA (Venezuela), Gtd. Notes
5.250%	04/12/17	B+(d)	3,400	2,575,500
5.375%	04/12/27	B+(d)	1,480	910,200
5.500%	04/12/37	B+(d)	200	119,000
8.500%	11/02/17	B+(d)	3,400	3,022,600
Sr. Unsec’d. Notes
4.900%	10/28/14	NR	4,800	4,296,000
5.000%	10/28/15	NR	1,100	913,000
Petroleos Mexicanos (Mexico), Gtd. Notes
5.500%	01/21/21	Baa1	700	771,750
6.500%	06/02/41	Baa1	5,800	6,525,000
Gtd. Notes, 144A
4.875%	01/24/22(g)	Baa1	2,600	2,730,000
6.500%	06/02/41	Baa1	100	112,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes
9.750%	08/14/19	Baa3	2,000	2,466,000
Petronas Capital Ltd. (Malaysia), Gtd. Notes
5.250%	08/12/19	A1	400	445,910
Polarcus Alima A/S (Norway), Sr. Sec’d. Notes
12.500%	10/29/15	NR	400	410,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes
5.298%	09/30/20	Aa3	1,134	1,213,091
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), Sr. Sec’d. Notes
6.750%	09/30/19	Aa3	1,250	1,471,875
Tengizchevroil Finance Co. SARL (Luxembourg), Sr. Sec’d. Notes
6.124%	11/15/14(g)	Baa3	601	630,854
Transocean, Inc. (Cayman Islands), Gtd. Notes
4.950%	11/15/15	Baa3	300	320,777

				70,118,152

Paper & Forest Products
Appleton Papers, Inc., Sec’d. Notes
11.250%	12/15/15	B3	255	236,513
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes
7.250%	07/29/19	Baa2	200	237,138

				473,651

Pharmaceuticals
KV Pharmaceutical Co., Sr. Sec’d. Notes
12.000%	03/15/15	NR	700	462,000

Real Estate
Qatari Diar Finance QSC (Qatar), Gov’t. Gtd. Notes
5.000%	07/21/20	Aa2	1,500	1,606,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Sigma Capital Pte Ltd. (Singapore), Gtd. Notes
9.000%	04/30/15	B1	$200	$209,503

				1,816,378

Real Estate Investment Trusts
Rouse Co. LP (The), Sr. Unsec’d. Notes
6.750%	11/09/15	BB+(d)	255	268,069

Retail & Merchandising
HOA Restaurant Group LLC/HOA Finance Corp., Sec’d. Notes, 144A
11.250%	04/01/17	B3	950	938,125

Savings & Loan
Nationwide Building Society (United Kingdom), Covered Bonds
2.875%	09/14/15	Aaa	EUR 400	554,048
Covered Bonds, MTN
4.625%	09/13/12	Aaa	EUR 1,000	1,355,446

				1,909,494

Telecommunications — 0.1%
Embarq Corp., Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3	1,100	1,238,843
Interactive Network, Inc./FriendFinder Networks, Inc., Sec’d. Notes, PIK, 144A
11.500%	04/30/14	CCC(d)	252	118,261
Sr. Sec’d. Notes
14.000%	09/30/13	B-(d)	83	72,968
KT Corp. (South Korea), Sr. Unsec’d. Notes
4.875%	07/15/15	A3	140	147,787
5.875%	06/24/14	A3	460	487,916
Nextel Communications, Inc., Gtd. Notes
6.875%	10/31/13	B1	350	350,000
Primus Telecommunications Holding, Inc./Primus
Telecommunications Canada, Inc., Sr. Sec’d. Notes, 144A
13.000%	12/15/16	NR	125	142,500
Qtel International Finance Ltd. (Bermuda), Gtd. Notes
4.750%	02/16/21	A2	1,300	1,343,940
7.875%	06/10/19	A2	1,625	1,994,688
Gtd. Notes, 144A
4.750%	02/16/21	A2	750	775,350
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes
7.748%	02/02/21	Ba3	400	395,000
Sec’d. Notes, 144A
7.748%	02/02/21	Ba3	300	296,250
Sr. Sec’d. Notes, 144A
6.493%	02/02/16	Ba3	300	308,625
Sr. Unsec’d. Notes
9.125%	04/30/18	Ba3	400	437,000
VimpelCom Holdings BV (Netherlands), Gtd. Notes, 144A
4.471%(c)	06/29/14	Ba3	300	291,928

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC, Sr. Sec’d. Notes, 144A
6.829%	11/15/15	NR	$375	$390,271

				8,791,327

Textiles, Apparel & Luxury Goods
Broder Brothers Co., Sr. Unsec’d. Notes, PIK, 144A
12.000%	10/15/13	NR	725	723,188
Empire Today LLC/Empire Today Finance Corp., Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3	375	370,313
Unifi, Inc., Sr. Sec’d. Notes
11.500%	05/15/14	B3	302	303,510

				1,397,011

Tobacco
North Atlantic Trading Co., Sec’d. Notes, 144A
11.500%	07/15/16	B2	700	712,250
Sec’d. Notes, PIK, 144A
19.000%	01/15/17(g)	Caa2	250	232,812

				945,062

Transportation — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BBB-(d)	900	903,672
Boa Deep C A/S (Norway), Sr. Sec’d. Notes
8.180%(c)	04/27/16	NR	NOK 2,383	418,423
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes
6.850%	07/02/37	Baa3	300	289,500
Ship Finance International Ltd. (Bermuda), Gtd. Notes
8.500%	12/15/13	B3	375	375,000
Western Express, Inc., Sr. Sec’d. Notes, 144A
12.500%	04/15/15	Caa2	225	93,375

				2,079,970

TOTAL CORPORATE BONDS (cost $281,172,281)				291,165,134

FOREIGN GOVERNMENT BONDS — 3.5%
Australia Government (Australia), Sr. Unsec’d. Notes
2.500%	09/20/30	Aaa	AUD 300	376,713
3.000%	09/20/25	Aaa	AUD 700	935,881
4.000%	08/20/20	Aaa	AUD 1,400	2,686,174
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Bonds
4.125%	09/15/17	Baa2	EUR 300	417,277
Sr. Unsec’d. Notes
6.369%	06/16/18	Baa2	1,500	1,743,750
6.500%	06/10/19	Baa1	200	235,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesobligation (Germany), Bonds
2.500%	02/27/15	Aaa	EUR 8,700	$12,324,971
Bundesrepublik Deutschland (Germany), Bonds
2.000%	01/04/22	Aaa	EUR 2,100	2,849,826
4.750%	07/04/28	Aaa	EUR 3,100	5,380,213
5.500%	01/04/31	Aaa	EUR 3,400	6,526,201
5.625%	01/04/28	Aaa	EUR 1,700	3,200,069
6.500%	07/04/27	Aaa	EUR 600	1,217,301
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes
2.450%	12/15/15	Aaa	CAD 900	927,407
Canadian Government (Canada), Bonds
2.750%	09/01/16	Aaa	CAD 1,700	1,792,921
Bonds, TIPS
2.000%	12/01/41	Aaa	CAD 4	6,259
3.000%	12/01/36	Aaa	CAD 58	110,300
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes
5.750%	01/26/21	Baa2	$ 400	420,000
European Union (Supranational Bank), Notes, MTN
2.750%	06/03/16	Aaa	EUR 1,500	2,105,630
Sr. Unsec’d. Notes, MTN
2.500%	12/04/15	Aaa	EUR 800	1,116,195
3.250%	04/04/18	Aaa	EUR 1,900	2,717,954
FMS Wertmanagement AoR (Germany), Gov’t. Gtd. Notes, MTN
1.266%(c)	06/16/14	Aaa	GBP 900	1,437,436
2.375%	12/15/14	Aaa	EUR 700	970,079
3.375%	06/17/21	Aaa	EUR 1,300	1,865,273
Fund for Ordered Bank Restructuring (Spain), Gov’t. Gtd. Notes
4.400%	10/21/13	A3	EUR 300	408,877
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes
2.567%(c)	03/25/14	Aa2	EUR 2,200	2,852,568
Gov’t. Gtd. Notes, MTN
3.250%	05/14/13	A3	1,500	1,495,704
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	Aaa	AUD 500	557,335
Korea Housing Finance Corp. (South Korea), Covered Bonds
4.125%	12/15/15	Aa3	1,500	1,578,576
Mexican Bonos (Mexico), Bonds
7.500%	06/03/27	Baa1	MXN 5,000	413,730
10.000%	12/05/24	Baa1	MXN 18,000	1,838,921
Mexican Udibonos, TIPS (Mexico), Bonds
2.500%	12/10/20	Baa1	MXN 1,010	375,277
New South Wales Treasury Corp. (Australia), Gov’t. Gtd. Notes
2.750%	11/20/25	Aaa	AUD 700	870,637
New Zealand Government (New Zealand), Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD 4,700	4,110,085

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.500%	04/15/23	Aaa	NZD	800	$724,153
6.000%	12/15/17	Aaa	NZD	700	641,956
6.000%	05/15/21	Aaa	NZD	3,800	3,554,912
Panama Government International Bond (Panama), Sr. Unsec’d. Notes
7.125%	01/29/26	Baa3		$1,100	1,468,500
8.875%	09/30/27	Baa3		675	1,032,750
Penerbangan Malaysia Berhad (Malaysia), Gov’t. Gtd. Notes
5.625%	03/15/16	A3		500	556,941
Province of Ontario (Canada), Debs.
6.200%	06/02/31	Aa2	CAD	100	137,381
Province of Quebec (Canada), Bonds
5.000%	12/01/41	Aa2	CAD	200	248,622
Debs.
6.000%	10/01/29	Aa2	CAD	300	396,685
Notes
4.250%	12/01/21	Aa2	CAD	600	657,609
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes
5.250%	01/20/20	Aa2		150	165,375
Republic of Brazil (Brazil), Sr. Unsec’d. Notes
7.125%	01/20/37	Baa3		2,900	3,980,250
Unsec’d. Notes
8.250%	01/20/34	Baa2		1,900	2,869,000
Republic of Colombia (Colombia), Sr. Unsec’d. Notes
7.375%	01/27/17	Baa3		825	1,020,938
8.125%	05/21/24	Baa3		100	141,750
11.750%	02/25/20	Baa3		700	1,114,750
Republic of Gabonese (Gabon), Bonds
8.200%	12/12/17	BB-(d)		2,700	3,283,875
Republic of Guatemala (Guatemala), Sr. Unsec’d. Notes
9.250%	08/01/13	Ba1		500	537,500
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes
6.625%	02/17/37	Ba1		100	123,250
6.875%	03/09/17	Ba1		4,000	4,715,000
6.875%	01/17/18	Ba1		2,300	2,742,750
7.500%	01/15/16	Baa3		225	263,250
7.750%	01/17/38	Ba1		4,200	5,817,000
8.500%	10/12/35	Ba1		300	445,500
10.375%	05/04/14	Ba1		570	664,050
11.625%	03/04/19	Ba1		1,000	1,490,000
Republic of Panama (Panama), Sr. Unsec’d. Notes
8.125%	04/28/34	Baa3		2,000	2,760,000
9.375%	04/01/29	Baa3		650	1,031,726
Republic of Peru (Colombia), Sr. Unsec’d. Notes
6.125%	01/18/41	Baa3		4,050	4,961,250
6.550%	03/14/37	Baa3		800	1,019,200
7.125%	03/30/19	Baa3		2,000	2,550,000
7.350%	07/21/25	Baa3		2,150	2,936,900
8.750%	11/21/33	Baa3		2,089	3,240,039

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Philippines (Philippines), Sr. Unsec’d. Notes
6.375%	01/15/32	Ba3		$3,900	$4,738,500
6.375%	10/23/34	Ba2		3,850	4,740,313
7.500%	09/25/24	Ba2		200	259,000
9.875%	01/15/19	Ba2		100	140,000
Republic of Poland (Poland), Sr. Unsec’d. Notes
6.375%	07/15/19	A2		2,150	2,499,375
Republic of Senegal (Senegal), Sr. Unsec’d. Notes
8.750%	05/13/21(g)	B1		600	651,000
Republic of South Africa (South Africa), Bonds
8.250%	09/15/17	A3	ZAR	1,000	135,779
Sr. Unsec’d. Notes
5.500%	03/09/20	A3		1,500	1,672,500
6.500%	06/02/14	A3		1,350	1,495,125
6.875%	05/27/19	A3		400	481,500
7.250%	01/15/20	A3	ZAR	2,600	328,398
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes
6.250%	07/27/21	B1		500	497,636
Republic of Turkey (Turkey), Sr. Unsec’d. Notes
6.750%	05/30/40	Ba2		3,400	3,706,000
7.000%	09/26/16	Ba2		500	562,500
7.000%	03/11/19	Ba2		3,550	4,055,875
7.250%	03/15/15	Ba2		800	888,000
7.500%	07/14/17	Ba2		2,900	3,342,250
7.500%	11/07/19	Ba2		3,700	4,338,250
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes
6.875%	09/28/25	Ba1		600	774,000
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	Ba1		500	697,500
Unsec’d. Notes
8.000%	11/18/22	Ba1		2,700	3,719,250
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes
5.750%	02/26/16	B2		590	523,625
6.000%	12/09/20	B2		1,420	1,054,350
7.000%	03/31/38	B2		1,480	1,050,800
Russian Federation (Russia), Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		18,495	22,124,943
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes
3.625%	04/29/15	Baa1		8,000	8,320,000
7.500%	03/31/30	Baa1		2,438	2,916,697
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes
5.000%	04/29/20	Baa1		2,000	2,131,700
12.750%	06/24/28	Baa1		2,250	4,052,813
Unsec’d. Notes
4.500%	04/04/22	Baa1		1,400	1,395,800
Unsec’d. Notes, 144A
3.250%	04/04/17(g)	Baa1		200	200,100
5.625%	04/04/42(g)	Baa1		1,200	1,190,400

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	2,596,700	2,596,700		2,596,700	2,596,700
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes
6.250%	07/27/21	B1		$617	$614,083
State of Qatar (Qatar), Sr. Unsec’d. Notes
4.000%	01/20/15	Aa2		100	105,250
5.250%	01/20/20	Aa2		1,200	1,323,000
6.400%	01/20/40	Aa2		100	116,750
6.550%	04/09/19	Aa2		100	119,000
United Kingdom Gilt (United Kingdom), Bonds
3.750%	09/07/19	Aaa	GBP	500	916,523
3.750%	09/07/20	Aaa	GBP	500	914,747
3.750%	09/07/21	Aaa	GBP	2,200	4,012,572
4.000%	03/07/22	Aaa	GBP	500	927,471
4.250%	12/07/27	Aaa	GBP	1,200	2,260,787
4.250%	03/07/36	Aaa	GBP	3,200	5,934,741
4.250%	12/07/40	Aaa	GBP	300	557,486
4.500%	09/07/34	Aaa	GBP	500	958,973
4.500%	12/07/42	Aaa	GBP	900	1,751,631
4.750%	12/07/30	Aaa	GBP	2,400	4,751,747
6.000%	12/07/28	Aaa	GBP	800	1,816,430
Bonds, TIPS
1.875%	11/22/22	Aaa	GBP	300	706,230
United Mexican States (Mexico), Sr. Unsec’d. Notes
5.500%	02/17/20	Baa1	EUR	100	149,375
5.625%	01/15/17	Baa1		800	925,200
5.750%	10/12/2110	Baa1		500	513,750
6.050%	01/11/40	Baa1		4,400	5,302,000
6.625%	03/03/15	Baa1		1,275	1,457,963
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	Baa1		2,000	2,596,700
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes
7.650%	04/21/25	B2		2,150	1,623,250
7.750%	10/13/19	B2		6,000	5,040,000
8.250%	10/13/24	B2		5,650	4,505,875
8.500%	10/08/14	B2		200	200,500
9.000%	05/07/23	B2		1,400	1,193,500
9.250%	05/07/28	B2		600	498,000
9.375%	01/13/34	B2		100	83,250
12.750%	08/23/22	B2		100	105,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $246,238,772)					259,823,415

MUNICIPAL BONDS — 0.1%
California — 0.1%
City of Riverside CA Electric Revenue, Revenue Bonds
7.455%	10/01/30	AA-(d)		600	769,632
Los Angeles County Public Works Financing Authority, Revenue Bonds
7.618%	08/01/40	A1		600	758,748
Orange County Local Transportation Authority, Revenue Bonds
6.908%	02/15/41	Aa2		600	792,978
State of California, General Obligation Unlimited
7.600%	11/01/40	A1		600	776,280
	2,596,700	2,596,700		2,596,700	2,596,700
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
University of California, Revenue Bonds
6.398%	05/15/31	Aa2		$100	$116,672
6.548%	05/15/48	Aa2		200	245,632
6.583%	05/15/49	AA-(d)		300	369,579

					3,829,521

Georgia
Municipal Electric Authority of Georgia, Revenue Bonds
6.655%	04/01/57	A2		700	781,998

New Jersey
New Jersey State Turnpike Authority, Revenue Bonds
7.102%	01/01/41	A3		600	824,748

Texas
State of Texas, General Obligation Unlimited
5.517%	04/01/39	Aaa		700	865,025

TOTAL MUNICIPAL BONDS (cost $5,000,344)					6,301,292

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		542	556,721
American Home Mortgage Assets LLC, Series 2006-1, Class 2A1
0.432%(c)	05/25/46	Ca		194	107,400
Series 2006-4, Class 1A12
0.452%(c)	10/25/46	Ca		266	134,799
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
2.240%(c)	09/25/45	Ba3		30	23,196
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B
2.251%(c)	05/16/47	Aaa	EUR	210	279,923
Banc of America Funding Corp., Series 2005-7, Class 4A3
5.750%	11/25/35	B1		510	511,006
Series 2006-I, Class 4A1
5.933%(c)	10/20/46	D(d)		275	159,708
Banc of America Mortgage Securities, Inc., Series 2005-D, Class 2A7
2.871%(c)	05/25/35	Caa2		500	363,672
BCAP LLC Trust, Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		600	588,000
Series 2011-RR5, Class 12A1, 144A
5.756%(c)	03/26/37	NR		200	150,600
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 6A
2.656%(c)	10/25/33	A2		111	111,729
Series 2004-10, Class 13A1
2.715%(c)	01/25/35	Ba3		27	21,836
Series 2005-1, Class 2A1
2.882%(c)	03/25/35	Caa2		58	48,254
Series 2005-8, Class A3, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.142%(c)	08/25/35	B3		$478	$ 469,185
Series 2005-10, Class A2
2.689%(c)	10/25/35	CCC(d)		500	486,922
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
2.783%(c)	11/25/36	Caa3		209	114,853
Citicorp Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.000%	04/25/37	B3		290	281,480
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1
2.530%(c)	10/25/35	CC(d)		465	385,102
Series 2007-10, Class 22AA
5.509%(c)	09/25/37	D(d)		287	179,246
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.452%(c)	07/20/46	Ca		271	110,850
Series 2006-OA17, Class 1A1A
0.437%(c)	12/20/46	Ca		313	168,183
Series 2007-OA4, Class A1
0.412%(c)	05/25/47	Ca		595	376,465
Series 2007-OA6, Class A1B
0.442%(c)	06/25/37	Caa3		419	277,008
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-46, Class 7A1
4.326%(c)	01/19/34	Baa2		118	113,422
Series 2004-12, Class 12A1
2.754%(c)	08/25/34	Caa1		198	156,080
Crusade Global Trust (Australia), Series 2005-1, Class A3
4.580%(c)	06/17/37	Aaa	AUD	314	316,741
Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A1, 144A
1.491%(c)	06/28/47	AAA(d)		41	40,730
Eurosail PLC (United Kingdom), Series 2006-4X, Class A3A
1.062%(c)	12/10/44	Aa2	EUR	444	481,039
Fannie Mae REMICS, Series 2010-115, Class FN
0.742%(c)	10/25/40	Aaa		877	875,288
Series 2010-123, Class FK
0.692%(c)	11/25/40	Aaa		1,023	1,020,154
Series 2010-123, Class FL
0.672%(c)	11/25/40	Aaa		974	972,394
Series 2011-3, Class FA
0.922%(c)	02/25/41	Aaa		585	585,030
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 1A, 144A
0.741%(c)	11/29/37	NR		1,185	1,178,650
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A
0.592%(c)	11/15/31	Aa3		260	243,924
Fosse Master Issuer PLC (United Kingdom), Series 2011-1A, Class A2, 144A
1.965%(c)	10/18/54	Aaa		500	502,143
Freddie Mac REMICS, Series 3172, Class FK
0.692%(c)	08/15/33	Aaa		666	665,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3397, Class FC
0.842%(c)	12/15/37	Aaa		$586	$ 586,842
Series 3738, Class FH
1.144%(c)	10/15/40	Aaa		769	767,836
Gosforth Funding PLC (United Kingdom), Series 2011-1, Class A2
2.540%(c)	04/24/47	Aaa	GBP	1,000	1,587,177
Government National Mortgage Assoc., Series 2007-8, Class FA
0.542%(c)	03/20/37	Aaa		877	873,155
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A
1.470%(c)	01/20/44	Aaa	GBP	920	1,422,336
Series 2004-3, Class 3A2
1.416%(c)	09/20/44	Aaa	GBP	1,065	1,642,834
GSR Mortgage Loan Trust, Series 2003-1, Class A2
1.870%(c)	03/25/33	A2		137	137,814
Series 2005-AR1, Class 1A1
2.856%(c)	01/25/35	BBB-(d)		39	34,341
Series 2005-AR3, Class 6A1
2.896%(c)	05/25/35	Caa2		359	293,509
Series 2005-AR6, Class 4A5
2.677%(c)	09/25/35	BB(d)		500	398,357
Series 2006-AR1, Class 2A1
2.701%(c)	01/25/36	CC(d)		11	9,071
Harborview Mortgage Loan Trust, Series 2005-13, Class 2A11
0.522%(c)	02/19/36	Caa3		303	176,026
Series 2006-12, Class 2A2A
0.432%(c)	01/19/38	Caa3		216	139,850
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A3, 144A
2.631%(c)	10/15/54	Aaa	EUR	1,100	1,473,211
Series 2011-1X, Class A3
2.955%(c)	10/15/54	Aaa	EUR	1,000	1,338,607
Impac CMB Trust, Series 2004-11, Class 2A1
0.902%(c)	03/25/35	Caa2		340	273,559
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.069%(c)	11/25/35	Caa1		119	91,991
Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1
0.432%(c)	09/25/46	Caa2		227	135,755
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A1
2.766%(c)	08/25/35	B(d)		93	83,141
Series 2007-A1, Class 1A1
2.807%(c)	07/25/35	Ba3		114	107,912
Mansard Mortgages PLC (United Kingdom), Series 2007-2X, Class A1
1.689%(c)	12/15/49	AA-(d)	GBP	593	824,998
Maxis Loans Securitisation (Australia), Series 2009-1, Class A1
6.090%(c)	09/12/39	AAA(d)	AUD	188	194,748

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Medallion Trust (Australia), Series 2005-1G, Class A2
4.505%(c)	05/10/36	Aaa	AUD	300	$303,584
Mellon Residential Funding Corp., Series 1999-TBC3, Class A2
2.610%(c)	10/20/29	AAA(d)		$40	39,260
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
2.325%(c)	02/25/33	AAA(d)		120	113,438
Series 2005-A10, Class A
0.445%(c)	02/25/36	B2		128	92,199
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1
5.242%(c)	04/25/37	CCC(d)		13	8,957
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 5A3
5.500%	08/25/35	B2		233	234,113
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.693%(c)	10/07/20	Aaa		309	310,084
Series 2010-R2, Class 2A
0.713%(c)	11/05/20	Aaa		2,634	2,640,760
Series 2010-R3, Class 1A
0.803%(c)	12/08/20	Aaa		181	181,689
Series 2010-R3, Class 2A
0.803%(c)	12/08/20	Aaa		1,613	1,620,609
Series 2011-R1, Class 1A
0.693%(c)	01/08/20	Aaa		608	610,041
Newgate Funding PLC (United Kingdom), Series 2007-3X, Class A3
2.039%(c)	12/15/50	Aa2	GBP	1,100	1,251,672
Series 2007-3X, Class BA
2.289%(c)	12/15/49	Baa2	GBP	300	258,877
Residential Accredit Loans, Inc., Series 2007-QH7, Class 1A1
0.492%(c)	08/25/37	Caa3		689	429,350
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.500%	03/25/32	BB(d)		22	23,243
RMAC Securities PLC (United Kingdom), Series 2006-NS2X, Class A2C
1.052%(c)	06/12/44	Aa1	EUR	1,005	1,136,475
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
0.592%(c)	07/20/33	Aaa		303	279,660
Series 2007-3, Class 1A1
0.442%(c)	07/20/36	B1		159	117,169
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		281	271,404
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2
0.492%(c)	07/19/35	A1		641	562,516
Series 2006-AR6, Class 2A1
0.432%(c)	07/25/46	Caa3		298	170,073
Superannuation Members Home Loan Programme (The) (Australia), Series 2009-3, Class A1
5.800%(c)	11/07/40	AAA(d)	AUD	285	294,309

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Thornburg Mortgage Securities Trust, Series 2003-5, Class 1A
3.002%(c)	10/25/43	AAA(d)	$140	$125,140
Torrens Trust (Australia), Series 2005-3E, Class A1
1.411%(c)	10/15/36	Aaa	EUR 506	666,054
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7
2.580%(c)	06/25/33	A1	102	102,389
Series 2005-AR10, Class 3A1
5.522%(c)	08/25/35	CC(d)	29	26,429
Series 2005-AR12, Class 1A6
2.466%(c)	10/25/35	CCC(d)	600	477,950
Series 2005-AR14, Class 2A1
5.113%(c)	12/25/35	B-(d)	335	298,772
Series 2006-AR7, Class 3A
2.724%(c)	07/25/46	B2	946	743,142
Series 2006-AR9, Class 1A
1.159%(c)	08/25/46	Caa3	317	208,080
Series 2006-AR10, Class 1A1
2.514%(c)	09/25/36	CC(d)	11	7,376
Series 2006-AR14, Class 1A4
2.283%(c)	11/25/36	CCC(d)	580	408,458
Series 2007-HY1, Class 4A1
2.691%(c)	02/25/37	CCC(d)	290	206,691
Series 2007-HY2, Class 1A1
2.557%(c)	12/25/36	CCC(d)	15	10,373
Series 2007-OA1, Class A1A
0.859%(c)	02/25/47	Caa3	279	162,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
2.731%(c)	03/25/36	CCC(d)	694	599,414
Series 2006-AR6, Class 3A1
2.668%(c)	03/25/36	B3	413	351,513
Series 2006-AR10, Class 5A6
2.721%(c)	07/25/36	CC(d)	13	9,593

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $40,597,058)				41,003,139

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp.
0.202%(c)	03/21/13	2,600		2,600,001
Federal National Mortgage Assoc.
0.750%	12/18/13	1,800		1,812,422
1.250%	03/14/14	600		609,746
2.804%(c)	09/01/19	—(r	)	406
3.500%	03/01/41	4,876		5,012,268
3.500%	TBA	9,000		9,215,156
4.000%	11/01/40-12/01/40	7,047		7,393,181
4.000%	TBA	12,000		12,581,250
4.000%	TBA	8,000		8,370,000
4.500%	07/01/41	2,719		2,900,825
4.500%	TBA	11,000		11,699,532
4.500%	TBA	3,000		3,186,094
5.375%	04/11/22	100		100,119
5.500%	12/01/36	1,991		2,174,128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Small Business Administration Participation Certificates
5.600%	09/01/28		$494	$570,097

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $67,797,173)				68,225,225

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/22		13,550	14,048,530
0.500%	04/15/15		300	332,559
0.625%	04/15/13-07/15/21		3,800	4,144,656
0.750%	02/15/42		800	764,720
1.125%	01/15/21		450	524,706
1.250%	04/15/14	(h)(k)	5,600	6,359,601
1.250%	07/15/20		9,400	11,153,535
1.375%	01/15/20		13,000	15,645,590
1.625%	01/15/15-01/15/18		1,700	2,138,199
1.750%	01/15/28		6,100	7,868,707
1.875%	07/15/13-07/15/19		4,900	6,335,382
2.000%	01/15/14-01/15/26		7,900	10,323,267
2.125%	02/15/41		1,800	2,456,093
2.375%	01/15/25-01/15/27		13,100	19,804,944
2.500%	07/15/16	(k)	3,200	4,192,296
2.500%	01/15/29		5,900	8,218,717
2.625%	07/15/17	(k)	5,700	7,492,567
3.625%	04/15/28		6,100	12,610,352
3.875%	04/15/29		5,100	10,829,329
U.S. Treasury Notes
0.625%	06/30/12	(k)	105	105,131

TOTAL U.S. TREASURY OBLIGATIONS
(cost $145,856,605)				145,348,881

TOTAL LONG-TERM INVESTMENTS
(cost $5,918,015,486)				6,335,461,382

Shares

SHORT-TERM INVESTMENTS — 18.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,088,809,540; includes $66,271,973 of cash collateral received for securities on loan)(b)(w)	1,088,809,540	1,088,809,540

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 2.6%
U.S. Treasury Bills
0.005%	04/05/12	(k)	$26,000	25,999,886
0.025%	06/28/12	(h)(k)	10,000	9,998,310
0.040%	04/12/12	(h)	202	201,997
0.040%	05/17/12	(h)(k)	4,320	4,319,608
0.045%	05/17/12-06/14/12	(k)	1,850	1,849,806
0.050%	06/21/12		2,000	1,999,726
0.057%	04/26/12	(k)	2,208	2,207,903

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.058%	06/28/12(k	)	$300	$299,949
0.065%	04/19/12		3,927	3,926,818
0.070%	06/07/12-06/28/12(k	)	82,350	82,340,939
0.076%	06/28/12(k	)	100	99,983
0.078%	05/10/12		2,000	1,999,862
0.080%	09/20/12		100	99,936
0.080%	06/28/12(k	)	900	899,848
0.090%	06/21/12-08/23/12(k	)	2,500	2,499,320
0.106%	05/17/12		6,900	6,899,373
0.113%	10/18/12(k	)	270	269,806
0.124%	09/13/12(k	)	2,400	2,398,608
0.125%	08/09/12-09/06/12		1,700	1,699,209
0.130%	09/06/12-09/27/12		14,400	14,390,481
0.132%	09/06/12		500	499,728
0.133%	08/23/12		300	299,857
0.134%	09/06/12		100	99,946
0.140%	08/16/12		1,300	1,299,461
0.141%	09/27/12		5,400	5,396,398
0.143%	05/03/12(k	)	4,957	4,956,745
0.145%	08/30/12		1,123	1,122,439
0.150%	09/27/12		10,100	10,093,263
0.183%	06/28/12		5,154	5,153,129

TOTAL U.S. TREASURY OBLIGATIONS (cost $193,320,952)				193,322,334

REPURCHASE AGREEMENTS(m) — 0.6%
Citigroup Global Markets, Inc., 0.080%, dated 03/30/12, due 04/02/12 in the amount of $900,006	900	900,000
Citigroup Global Markets, Inc., 0.080%, dated 03/30/12, due 04/02/12 in the amount of $11,700,078	11,700	11,700,000
Citigroup Global Markets, Inc., 0.150%, dated 03/30/12, due 04/02/12 in the amount of $5,500,069	5,500	5,500,000
Goldman Sachs & Co., Inc., 0.170%, dated 03/30/12, due 04/02/12 in the amount of $10,700,152	10,700	10,700,000
Morgan Stanley & Co. LLC, 0.120%, dated 03/30/12, due 04/02/12 in the amount of $17,200,172	17,200	17,200,000

TOTAL REPURCHASE AGREEMENTS
(cost $46,000,000)		46,000,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Mexican Cetes
4.300%	04/12/12	MXN	100,000	$780,456
4.300%	09/20/12	MXN	200,000	1,530,429
4.500%	06/14/12	MXN	300,000	2,323,313
4.530%	07/12/12	MXN	48,000	370,529
4.540%	07/26/12	MXN	1,630,000	12,560,905
4.550%	08/23/12	MXN	300,000	2,303,850

TOTAL FOREIGN TREASURY OBLIGATIONS
(cost $19,569,236)				19,869,482

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
S&P 500 Index, expiring 05/19/12, Strike Price $1,530.00			$79	33,490
expiring 06/16/12, Strike Price $1,400.00			4	148,000

				181,490

Put Options
5 Year Euro-Bobl, expiring 05/25/12, Strike Price $117.00		EUR	9,200	614
10 Year Euro-Bund, expiring 05/25/12, Strike Price $122.00		EUR	12,400	1,654
Interest Rate Swap Options,
Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America		100	3,843
Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup, Inc.		100	3,843
Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12 PLC	Royal Bank of Scotland Group		100	3,843
S&P 500 Index, expiring 04/21/12, Strike Price $900.00			119	5,940
expiring 04/21/12, Strike Price $950.00			36	1,795
expiring 04/21/12, Strike Price $1,000.00			108	5,400
expiring 04/21/12, Strike Price $1,325.00			8	20,800
expiring 05/19/12, Strike Price $1,325.00			14	132,050
expiring 06/16/12, Strike Price $1,385.00			1	42,280
expiring 06/16/12, Strike Price $1,405.00			1	27,300

	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Weight Watchers International, Inc.,
expiring 04/21/12, Strike Price $85.00	$4	$35,640

		285,002

TOTAL OPTIONS PURCHASED
(cost $640,108)		466,492

TOTAL SHORT-TERM INVESTMENTS
(cost $1,348,339,836)		1,348,467,848

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.2%
(cost $7,266,355,322)		7,683,929,230

	Shares
SECURITIES SOLD SHORT — (5.0)%
COMMON STOCKS — (4.9)%
Advertising
Omnicom Group, Inc.	28,758	(1,456,593)

Aerospace & Defense — (0.1)%
AAR Corp.	6,800	(124,100)
Boeing Co. (The)	26,508	(1,971,400)
Lockheed Martin Corp.	25,255	(2,269,414)
Northrop Grumman Corp.	5,075	(309,981)
Orbital Sciences Corp.*	7,200	(94,680)
Precision Castparts Corp.	3,400	(587,860)
Raytheon Co.	13,496	(712,319)
Textron, Inc.	64,667	(1,799,683)

		(7,869,437)

Agriculture
Alliance One International, Inc.*	96,987	(365,641)
Vector Group Ltd.	39,519	(700,277)

		(1,065,918)

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.*	8,200	(403,522)
C.H. Robinson Worldwide, Inc.	1,900	(124,431)
HUB Group, Inc. (Class A Stock)*	2,000	(72,060)
United Parcel Service, Inc. (Class B Stock)	6,714	(541,954)
UTi Worldwide, Inc. (British Virgin Islands)	6,200	(106,826)

		(1,248,793)

Auto Components
Amerigon, Inc.*	2,300	(37,214)
Fuel Systems Solutions, Inc.*	4,500	(117,720)
Gentex Corp.	10,200	(249,900)
Goodyear Tire & Rubber Co. (The)*	108	(1,212)
TRW Automotive Holdings Corp.*	19,897	(924,216)

		(1,330,262)

Auto Parts & Equipment — (0.1)%
Autoliv, Inc.	2,530	(169,635)
Titan International, Inc.	229,900	(5,437,135)

		(5,606,770)

Automobile Manufacturers
Ford Motor Co.	86,753	(1,083,545)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Automobile Manufacturers (cont’d.)
Navistar International Corp.*	12,867	$(520,470)

		(1,604,015)

Beverages
Brown-Forman Corp. (Class B Stock)	300	(25,017)

Biotechnology — (0.1)%
Affymax, Inc.*	12,800	(150,272)
Alkermes PLC (Ireland)*	20,800	(385,840)
Amgen, Inc.	7,927	(538,957)
BioMarin Pharmaceutical, Inc.*	20,400	(698,700)
Enzon Pharmaceuticals, Inc.*	14,363	(98,243)
Genomic Health, Inc.*	2,400	(73,464)
Gilead Sciences, Inc.*	2,200	(107,470)
Human Genome Sciences, Inc.*	46,600	(383,984)
Momenta Pharmaceuticals, Inc.*	7,300	(111,836)
PDL BioPharma, Inc.	58,940	(374,269)
Regeneron Pharmaceuticals, Inc.*	13,370	(1,559,210)

		(4,482,245)

Building Products
Cemex SAB de CV (Mexico), ADR*	7,281	(56,502)
Griffon Corp.	2,300	(24,610)
Masco Corp.	44,300	(592,291)
Owens Corning*	16,200	(583,686)
Quanex Building Products Corp.	4,900	(86,387)

		(1,343,476)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	2,700	(154,251)
Ares Capital Corp.	17,623	(288,136)
Eaton Vance Corp.	12,000	(342,960)
Financial Engines, Inc.*	9,100	(203,476)
Greenhill & Co., Inc.	11,500	(501,860)
KBW, Inc.	4,200	(77,700)
Northern Trust Corp.	10,989	(521,428)
Piper Jaffray Cos.*	2,600	(69,212)
Stifel Financial Corp.*	10,500	(397,320)
T. Rowe Price Group, Inc.	10,885	(710,789)
Waddell & Reed Financial, Inc. (Class A Stock)	7,200	(233,352)

		(3,500,484)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	2,100	(192,780)
American Vanguard Corp.	5,400	(117,126)
Ashland, Inc.	3,100	(189,286)
Calgon Carbon Corp.*	13,800	(215,418)
Dow Chemical Co. (The)	35,370	(1,225,217)
Eastman Chemical Co.	11,136	(575,620)
Ecolab, Inc.	15,460	(954,191)
Ferro Corp.*	7,300	(43,362)
Georgia Gulf Corp.*	11,500	(401,120)
Intrepid Potash, Inc.*	15,400	(374,682)
Kraton Performance Polymers, Inc.*	2,700	(71,739)
Olin Corp.	16,400	(356,700)
OM Group, Inc.*	20,062	(551,906)
Praxair, Inc.	21,389	(2,452,035)
RPM International, Inc.	6,000	(157,140)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Scotts Miracle-Gro Co. (The) (Class A Stock)	7,400	$(400,784)
Sherwin-Williams Co. (The)	1,936	(210,385)
Sigma-Aldrich Corp.	8,000	(584,480)
TPC Group, Inc.*	1,700	(75,157)
Valspar Corp. (The)	14,839	(716,575)

		(9,865,703)

Commercial Banks — (0.2)%
Associated Banc-Corp.	989	(13,806)
BancorpSouth, Inc.	14,100	(189,927)
Bank of Hawaii Corp.	13,701	(662,443)
City National Corp.	4,800	(251,856)
Columbia Banking System, Inc.	2,000	(45,560)
Commerce Bancshares, Inc.	9,849	(399,081)
Community Bank System, Inc.	7,800	(224,484)
Cullen/Frost Bankers, Inc.	23,024	(1,339,767)
First Midwest Bancorp, Inc.	3,900	(46,722)
FNB Corp.	9,500	(114,760)
Glacier Bancorp, Inc.	5,700	(85,158)
Pinnacle Financial Partners, Inc.*	2,700	(49,545)
PNC Financial Services Group, Inc.	3,560	(229,584)
Prosperity Bancshares, Inc.	8,400	(384,720)
Signature Bank*	9,200	(579,968)
SVB Financial Group*	11,900	(765,646)
TCF Financial Corp.	13,400	(159,326)
Trustmark Corp.	25,200	(629,496)
UMB Financial Corp.	20,781	(929,638)
Umpqua Holdings Corp.	11,500	(155,940)
US Bancorp	7,330	(232,214)
Valley National Bancorp	82,665	(1,070,512)
Westamerica Bancorporation	1,800	(86,400)
Wintrust Financial Corp.	45,003	(1,610,657)
Zions Bancorporation	18,300	(392,718)

		(10,649,928)

Commercial Services & Supplies — (0.1)%
Automatic Data Processing, Inc.	3,080	(169,985)
Avery Dennison Corp.	5,800	(174,754)
CBIZ, Inc.*	23,275	(147,098)
Coinstar, Inc.*	21,840	(1,387,932)
CoStar Group, Inc.*	4,300	(296,915)
Covanta Holding Corp.	7,000	(113,610)
Healthcare Services Group, Inc.	2,000	(42,540)
Interface, Inc. (Class A Stock)	9,900	(138,105)
Iron Mountain, Inc.	10,700	(308,160)
Mobile Mini, Inc.*	4,300	(90,816)
Paychex, Inc.	5,330	(165,177)
PHH Corp.*	10,323	(159,697)
Stericycle, Inc.*	5,400	(451,656)
Waste Connections, Inc.	15,900	(517,227)

		(4,163,672)

Communications Equipment — (0.1)%
Acme Packet, Inc.*	3,400	(93,568)
Ciena Corp.*	115,341	(1,867,370)
Finisar Corp.*	31,200	(628,680)
Infinera Corp.*	20,700	(168,084)
JDS Uniphase Corp.*	27,565	(399,417)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Viasat, Inc.*	10,300	$(496,563)

		(3,653,682)

Computers & Peripherals — (0.1)%
3D Systems Corp.*	52,356	(1,232,460)
Avid Technology, Inc.*	2,100	(23,100)
Dell, Inc.*	38,367	(636,892)
Hewlett-Packard Co.	21,541	(513,322)
International Business Machines Corp.	12,354	(2,577,662)
Intevac, Inc.*	4,900	(41,650)
NetApp, Inc.*	1,500	(67,155)
QLogic Corp.*	1,500	(26,640)
Silicon Graphics International Corp.*	3,900	(37,752)
Stratasys, Inc.*	900	(32,868)

		(5,189,501)

Construction & Engineering
Aecom Technology Corp.*	3,800	(85,006)
Aegion Corp.*	3,300	(58,839)
AV Homes, Inc.*	6,756	(82,288)
Dycom Industries, Inc.*	11,000	(256,960)
Granite Construction, Inc.	5,200	(149,448)
MasTec, Inc.*	10,500	(189,945)
Trex Co., Inc.*	35,627	(1,142,914)

		(1,965,400)

Consumer Finance
American Express Co.	2,700	(156,222)
Capital One Financial Corp.	6,500	(362,310)

		(518,532)

Consumer Products & Services
Central Garden & Pet Co. (Class A Stock)*	88,305	(850,377)

Containers & Packaging
Aptargroup, Inc.	2,300	(125,971)
Rock-Tenn Co. (Class A Stock)	8,700	(587,772)

		(713,743)

Diversified Consumer Services
K12, Inc.*	7,700	(181,951)
Matthews International Corp. (Class A Stock)	11,500	(363,860)
Regis Corp.	70,109	(1,292,109)
Sotheby’s	26,363	(1,037,120)

		(2,875,040)

Diversified Financial Services
BGC Partners, Inc. (Class A Stock)	25,000	(184,750)
Boston Private Financial Holdings, Inc.	7,873	(78,021)
Federated Investors, Inc. (Class B Stock)	7,134	(159,873)
Franklin Resources, Inc.	5,267	(653,266)
Leucadia National Corp.	1,200	(31,320)
MSCI, Inc. (Class A Stock)*	15,400	(566,874)
Penson Worldwide, Inc.*	32,656	(22,206)

		(1,696,310)

Diversified Telecommunication Services
AT&T, Inc.	46,565	(1,454,225)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
CenturyLink, Inc.	14,300	$(552,695)
Windstream Corp.	18,000	(210,780)

		(2,217,700)

Electric Utilities — (0.1)%
Allete, Inc.	1,000	(41,490)
Duke Energy Corp.	189,573	(3,982,929)
Edison International	28,170	(1,197,507)
Entergy Corp.	7,753	(521,002)
Exelon Corp.	1,470	(57,639)
FirstEnergy Corp.	2,554	(116,437)
Hawaiian Electric Industries, Inc.	21,600	(547,560)
Northeast Utilities	23,968	(889,692)
Pepco Holdings, Inc.	4,800	(90,672)
PPL Corp.	17,731	(501,078)
Southern Co.	5,700	(256,101)
UIL Holdings Corp.	4,500	(156,420)

		(8,358,527)

Electrical Equipment
General Cable Corp.*	60,263	(1,752,448)
GrafTech International Ltd.*	32,700	(390,438)
II-VI, Inc.*	7,400	(175,010)
Regal-Beloit Corp.	8,300	(544,065)

		(2,861,961)

Electronic Equipment, Instruments & Components — (0.1)%
Agilent Technologies, Inc.	5,434	(241,867)
Checkpoint Systems, Inc.*	4,500	(50,760)
Cognex Corp.	6,900	(292,284)
FEI Co.*	4,900	(240,639)
FLIR Systems, Inc.	8,600	(217,666)
IPG Photonics Corp.*	11,000	(572,550)
Littelfuse, Inc.	800	(50,160)
Maxwell Technologies, Inc.*	3,100	(56,823)
Measurement Specialties, Inc.*	2,300	(77,510)
Molex, Inc.	40,693	(1,144,287)
National Instruments Corp.	14,700	(419,244)
Newport Corp.*	5,100	(90,372)
Trimble Navigation Ltd.*	2,900	(157,818)
TTM Technologies, Inc.*	37,587	(431,875)
Vishay Intertechnology, Inc.*	69,135	(840,682)

		(4,884,537)

Energy Equipment & Services — (0.1)%
Cameron International Corp.*	11,500	(607,545)
Diamond Offshore Drilling, Inc.	15,969	(1,065,931)
Dresser-Rand Group, Inc.*	11,900	(552,041)
Dril-Quip, Inc.*	9,300	(604,686)
Exterran Holdings, Inc.*	10,907	(143,863)
FMC Technologies, Inc.*	7,300	(368,066)
ION Geophysical Corp.*	42,600	(274,770)
Key Energy Services, Inc.*	3,400	(52,530)
Lufkin Industries, Inc.	7,800	(629,070)
Newpark Resources, Inc.*	12,300	(100,737)
Noble Corp. (Switzerland)	11,800	(442,146)

		(4,841,385)

Farming & Agriculture
Lorillard, Inc.	2,498	(323,441)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Farming & Agriculture (cont’d.)
Universal Corp.	4,592	$(213,987)

		(537,428)

Food & Staples Retailing
Pricesmart, Inc.	3,500	(254,835)
Safeway, Inc.	5,100	(103,071)
United Natural Foods, Inc.*	9,100	(424,606)

		(782,512)

Food Products — (0.1)%
B&G Foods, Inc.	3,800	(85,538)
Chiquita Brands International, Inc.*	9,356	(82,239)
Flowers Foods, Inc.	12,150	(247,496)
Green Mountain Coffee Roasters, Inc.*	11,300	(529,292)
Hain Celestial Group, Inc. (The)*	3,000	(131,430)
Hershey Co. (The)	38,613	(2,368,135)
Lancaster Colony Corp.	2,600	(172,796)
Mead Johnson Nutrition Co.	6,312	(520,614)
Nash-Finch Co.	875	(24,868)
Sanderson Farms, Inc.	1,800	(95,454)
Sara Lee Corp.	12,186	(262,365)
Smithfield Foods, Inc.*	30,417	(670,087)
Snyders-Lance, Inc.	7,000	(180,950)
Tootsie Roll Industries, Inc.	15,633	(358,152)
TreeHouse Foods, Inc.*	1,500	(89,250)
Whole Foods Market, Inc.	1,980	(164,736)

		(5,983,402)

Gas Utilities
AGL Resources, Inc.	3,000	(117,660)
National Fuel Gas Co.	10,810	(520,177)
Northwest Natural Gas Co.	5,700	(258,780)
Piedmont Natural Gas Co., Inc.	8,600	(267,202)
WGL Holdings, Inc.	4,300	(175,010)

		(1,338,829)

Healthcare Equipment & Supplies — (0.1)%
Accuray, Inc.*	3,700	(26,122)
China Medical Technologies, Inc. (Cayman Islands), ADR*	21,046	(66,926)
DENTSPLY International, Inc.	15,700	(630,041)
DexCom, Inc.*	8,500	(88,655)
Edwards Lifesciences Corp.*	8,681	(631,369)
Endologix, Inc.*	11,600	(169,940)
Express Scripts, Inc.*	42,703	(2,313,649)
Gen-Probe, Inc.*	3,200	(212,512)
HeartWare International, Inc.*	1,600	(105,104)
Insulet Corp.*	2,200	(42,108)
Johnson & Johnson	18,894	(1,246,248)
Medtronic, Inc.	14,176	(555,557)
Meridian Bioscience, Inc.	6,400	(124,032)
Natus Medical, Inc.*	6,400	(76,352)
Neogen Corp.*	4,000	(156,280)
NuVasive, Inc.*	9,200	(154,928)
Palomar Medical Technologies, Inc.*	4,000	(37,360)
Stryker Corp.	12,633	(700,879)
Varian Medical Systems, Inc.*	11,610	(800,626)
Volcano Corp.*	3,400	(96,390)
Wright Medical Group, Inc.*	8,700	(168,084)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Healthcare Equipment & Supplies (cont’d.)
Zimmer Holdings, Inc.	16,798	$(1,079,775)

		(9,482,937)

Healthcare Providers & Services — (0.1)%
Air Methods Corp.*	2,400	(209,400)
Brookdale Senior Living, Inc.*	17,300	(323,856)
Catalyst Health Solutions, Inc.*	4,800	(305,904)
Coventry Health Care, Inc.	9,700	(345,029)
Hanger Orthopedic Group, Inc.*	3,700	(80,882)
HCA Holdings, Inc.	1,400	(34,636)
HealthSouth Corp.*	4,800	(98,304)
HMS Holdings Corp.*	17,000	(530,570)
IPC The Hospitalist Co., Inc.*	4,300	(158,713)
Mednax, Inc.*	7,100	(528,027)
Molina Healthcare, Inc.*	8,200	(275,766)
Omnicare, Inc.	7,926	(281,928)
Owens & Minor, Inc.	8,800	(267,608)
Patterson Cos., Inc.	7,900	(263,860)
PSS World Medical, Inc.*	6,300	(159,642)

		(3,864,125)

Healthcare Technology
Cerner Corp.*	5,500	(418,880)
Medidata Solutions, Inc.*	1,600	(42,624)
Merge Healthcare, Inc.*	7,400	(43,290)
Omnicell, Inc.*	3,000	(45,630)

		(550,424)

Hotels, Restaurants & Leisure — (0.1)%
Carnival Corp. (Panama)	56,182	(1,802,319)
Choice Hotels International, Inc.	28,487	(1,063,705)
Gaylord Entertainment Co.*	44,367	(1,366,504)
Hyatt Hotels Corp. (Class A Stock)*	30,402	(1,298,773)
Jack in the Box, Inc.*	6,300	(151,011)
Las Vegas Sands Corp.	10,900	(627,513)
Marriott International, Inc. (Class A Stock)	5,900	(223,315)
MGM Resorts International*	62,975	(857,720)
Peet’s Coffee & Tea, Inc.*	3,900	(287,430)
Red Robin Gourmet Burgers, Inc.*	1,500	(55,785)
Scientific Games Corp. (Class A Stock)*	3,700	(43,142)
Starwood Hotels & Resorts Worldwide, Inc.	13,900	(784,099)
Vail Resorts, Inc.	7,900	(341,675)
WMS Industries, Inc.*	8,800	(208,824)
Wynn Resorts Ltd.	3,900	(487,032)

		(9,598,847)

Household Durables — (0.1)%
D.R. Horton, Inc.	202,334	(3,069,407)
KB Home	19,500	(173,550)
Lennar Corp. (Class A Stock)	179,865	(4,888,731)
MDC Holdings, Inc.	18,200	(469,378)
Meritage Homes Corp.*	3,900	(105,534)
Ryland Group, Inc.	18,100	(348,968)
Toll Brothers, Inc.*	40,670	(975,673)

		(10,031,241)

Household Products
Church & Dwight Co., Inc.	33,836	(1,664,393)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	4,130	$(305,166)
WD-40 Co.	700	(31,745)

		(2,001,304)

Independent Power Producers & Energy Traders
Atlantic Power Corp. (Canada)	9,500	(131,480)
Calpine Corp.*	14,100	(242,661)

		(374,141)

Industrial Conglomerates
Danaher Corp.	10,700	(599,200)

Insurance — (0.2)%
American Equity Investment Life Holding Co.	60,888	(777,540)
American International Group, Inc.*	21,572	(665,065)
Aon Corp.	32,729	(1,605,685)
Arch Capital Group Ltd. (Bermuda)*	11,573	(430,979)
Arthur J. Gallagher & Co.	6,600	(235,884)
Assurant, Inc.	6,820	(276,210)
Assured Guaranty Ltd. (Bermuda)	1,800	(29,736)
Berkshire Hathaway, Inc. (Class B Stock)*	4,100	(332,715)
Chubb Corp. (The)	16,663	(1,151,580)
CNO Financial Group, Inc.*	212,733	(1,655,063)
Fidelity National Financial, Inc. (Class A Stock)	37,101	(668,931)
Hartford Financial Services Group, Inc. (The)	28,800	(607,104)
Lincoln National Corp.	41,133	(1,084,266)
Markel Corp.*	900	(404,046)
Marsh & McLennan Cos., Inc.	700	(22,953)
MetLife, Inc.	16,924	(632,111)
MGIC Investment Corp.*	52,837	(262,072)
National Financial Partners Corp.*	51,768	(783,768)
Old Republic International Corp.	49,700	(524,335)
Principal Financial Group, Inc.	1,281	(37,802)
Progressive Corp. (The)	55,264	(1,281,020)
Protective Life Corp.	6,300	(186,606)
Radian Group, Inc.	26,013	(113,157)
RenaissanceRe Holdings Ltd. (Bermuda)	3,732	(282,624)
Selective Insurance Group, Inc.	5,900	(103,899)
Stewart Information Services Corp.	33,894	(481,634)
Torchmark Corp.	18,684	(931,397)
Tower Group, Inc.	1,600	(35,888)
Travelers Cos., Inc. (The)	11,740	(695,008)
W.R. Berkley Corp.	23,269	(840,476)

		(17,139,554)

Internet & Catalog Retail — (0.1)%
Amazon.com, Inc.*	2,800	(567,028)
NetFlix, Inc.*	2,500	(287,600)
priceline.com, Inc.*	5,305	(3,806,338)
Shutterfly, Inc.*	11,200	(350,896)
TripAdvisor, Inc.*	3,500	(124,845)

		(5,136,707)

Internet Software & Services — (0.1)%
Active Network, Inc. (The)*	1,800	(30,294)
AOL, Inc.*	37,900	(718,963)
comScore, Inc.*	5,100	(109,089)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Constant Contact, Inc.*	2,200	$(65,538)
Cornerstone OnDemand, Inc.*	2,800	(61,152)
Digital River, Inc.*	1,801	(33,697)
Equinix, Inc.*	19,639	(3,092,161)
Google, Inc. (Class A Stock)*	1,002	(642,522)
LogMeIn, Inc.*	2,200	(77,506)
Rackspace Hosting, Inc.*	1,700	(98,243)
Responsys, Inc.*	3,900	(46,683)
Stamps.com, Inc.*	4,100	(114,308)
VeriSign, Inc.	47,737	(1,830,237)

		(6,920,393)

IT Services — (0.1)%
ACXiom Corp.*	6,600	(96,888)
Alliance Data Systems Corp.*	40,850	(5,145,466)
Convergys Corp.*	71,600	(955,860)
FleetCor Technologies, Inc.*	2,300	(89,171)
Forrester Research, Inc.	1,200	(38,880)
Jack Henry & Associates, Inc.	3,460	(118,055)
SAIC, Inc.*	21,016	(277,411)
ServiceSource International, Inc.*	13,900	(215,172)
Teradata Corp.*	8,700	(592,905)
VeriFone Systems, Inc.*	14,200	(736,554)
Wright Express Corp.*	2,900	(187,717)

		(8,454,079)

Leisure Equipment & Products
Brunswick Corp.	1,400	(36,050)
Callaway Golf Co.	23,100	(156,156)
Mattel, Inc.	14,640	(492,782)

		(684,988)

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,100	(114,059)
Furiex Pharmaceuticals, Inc.*	1,383	(32,680)
Waters Corp.*	1,300	(120,458)

		(267,197)

Machinery — (0.2)%
Actuant Corp. (Class A Stock)	4,700	(136,253)
Albany International Corp. (Class A Stock)	3,300	(75,735)
Atlas Copco AB (Sweden) (Class A Stock)	6,672	(161,460)
Briggs & Stratton Corp.	10,400	(186,472)
Caterpillar, Inc.	8,155	(868,671)
Chart Industries, Inc.*	27,929	(2,048,034)
CIRCOR International, Inc.	2,500	(83,175)
Deere & Co.	8,545	(691,289)
EnPro Industries, Inc.*	5,500	(226,050)
Ingersoll-Rand PLC (Ireland)	11,900	(492,065)
Joy Global, Inc.	8,100	(595,350)
Kaydon Corp.	8,300	(211,733)
Manitowoc Co., Inc. (The)	42,300	(586,278)
Meritor, Inc.*	11,678	(94,241)
Parker Hannifin Corp.	7,350	(621,441)
Pentair, Inc.	4,026	(191,678)
Rockwell Automation, Inc.	9,765	(778,269)
SPX Corp.	7,100	(550,463)
Stanley Black & Decker, Inc.	7,800	(600,288)
Terex Corp.*	91,731	(2,063,948)

		(11,262,893)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Manufacturing — (0.1)%
Dover Corp.	27,561	$(1,734,689)
Eaton Corp.	13,591	(677,240)
General Electric Co.	42,020	(843,341)

		(3,255,270)

Marine
Kirby Corp.*	3,900	(256,581)

Media — (0.2)%
Charter Communications, Inc. (Class A Stock)*	1,000	(63,450)
Discovery Communications, Inc. (Class A Stock)*	8,200	(414,920)
DreamWorks Animation SKG, Inc. (Class A Stock)*	29,300	(540,585)
Gannett Co., Inc.	28,024	(429,608)
Lamar Advertising Co. (Class A Stock)*	13,500	(437,535)
Liberty Global, Inc. (Class A Stock)*	13,400	(671,072)
New York Times Co. (The) (Class A Stock)* .	21,377	(145,150)
News Corp. (Class B Stock)	35,785	(714,984)
Nielsen Holdings NV (Netherlands)*	938	(28,271)
Scripps Networks Interactive, Inc. (Class A Stock)	21,433	(1,043,573)
Sirius XM Radio, Inc.*	1,167,485	(2,696,890)
Thomson Reuters Corp. (Canada)	7,200	(208,080)
Time Warner Cable, Inc.	5,073	(413,450)
Viacom, Inc. (Class B Stock)	7,579	(359,699)
Virgin Media, Inc.	64,483	(1,610,785)
Walt Disney Co/The	20,819	(911,456)
Washington Post Co. (The) (Class B Stock)	3,473	(1,297,409)

		(11,986,917)

Metals & Mining — (0.2)%
AK Steel Holding Corp.	13,593	(102,763)
Allegheny Technologies, Inc.	54,031	(2,224,456)
Allied Nevada Gold Corp.*	18,900	(614,817)
AM Castle & Co.*	9,189	(116,241)
AMCOL International Corp.	2,900	(85,521)
ArcelorMittal (Luxembourg)	13,270	(253,855)
AuRico Gold, Inc. (Canada)*	43,123	(382,501)
Carpenter Technology Corp.	12,500	(652,875)
Cliffs Natural Resources, Inc.	18,664	(1,292,669)
Horsehead Holding Corp.*	11,500	(130,985)
Jaguar Mining, Inc. (Canada)*	51,675	(241,322)
Kinross Gold Corp. (Canada)	690	(6,755)
Nucor Corp.	29,697	(1,275,486)
Pan American Silver Corp. (Canada)	108,671	(2,397,282)
RTI International Metals, Inc.*	29,587	(682,276)
Sterlite Industries India Ltd. (India), ADR	7,502	(64,067)
Stillwater Mining Co.*	18,623	(235,395)
Tenaris SA (Luxembourg), ADR	22,194	(848,477)
Thompson Creek Metals Co., Inc. (Canada)*	13,600	(91,936)
United States Steel Corp.	37,353	(1,097,058)
Vale SA (Brazil), ADR	23,478	(547,742)

		(13,344,479)

Multiline Retail
Fred’s, Inc. (Class A Stock)	5,800	(84,738)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
J.C. Penney Co., Inc.	25,300	$(896,379)
Saks, Inc.*	88,312	(1,025,302)

		(2,006,419)

Multi-Utilities — (0.1)%
CenterPoint Energy, Inc.	5,000	(98,600)
Consolidated Edison, Inc.	37,299	(2,179,008)
Integrys Energy Group, Inc.	11,000	(582,890)
MDU Resources Group, Inc.	5,430	(121,578)
Nisource, Inc.	24,000	(584,400)
SCANA Corp.	4,500	(205,245)
Sempra Energy	700	(41,972)
Wisconsin Energy Corp.	43,674	(1,536,451)

		(5,350,144)

Office Electronics
Xerox Corp.	35,650	(288,052)

Oil, Gas & Consumable Fuels — (0.3)%
Alpha Natural Resources, Inc.*	38,800	(590,148)
Arch Coal, Inc.	53,500	(572,985)
Bill Barrett Corp.*	16,000	(416,160)
Carrizo Oil & Gas, Inc.*	6,400	(180,864)
Chesapeake Energy Corp.	32,370	(750,013)
Cimarex Energy Co.	5,200	(392,444)
Comstock Resources, Inc.*	18,800	(297,604)
Concho Resources, Inc.*	2,700	(275,616)
Denbury Resources, Inc.*	3,081	(56,167)
Encana Corp. (Canada)	17,660	(347,019)
Energy XXI Bermuda Ltd. (Bermuda)*	15,404	(556,238)
Exxon Mobil Corp.	23,855	(2,068,944)
Green Plains Renewable Energy, Inc.*	23,446	(252,982)
Kodiak Oil & Gas Corp. (Canada)*	59,000	(587,640)
Kosmos Energy Ltd.*	11,200	(148,288)
Newfield Exploration Co.*	4,853	(168,302)
Northern Oil and Gas, Inc.*	20,900	(433,466)
Peabody Energy Corp.	6,800	(196,928)
Pengrowth Energy Corp. (Canada)	522	(4,893)
PetroBakken Energy Ltd. (Canada) (Class A Stock)	1,426	(23,746)
Petroleum Development Corp.*	1,800	(66,762)
Petrominerales Ltd. (Canada)	3,555	(66,114)
Petroquest Energy, Inc.*	21,900	(134,466)
Pioneer Natural Resources Co.	21,617	(2,412,241)
Polarcus Ltd. (Cayman Islands)*	31,011	(30,767)
Quicksilver Resources, Inc.*	51,300	(258,552)
Resolute Energy Corp.*	10,100	(114,938)
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	17,410	(1,229,668)
Solazyme, Inc.*	2,700	(39,501)
Teekay Corp. (Marshall Islands)	10,300	(357,925)
Tesoro Corp.*	19,694	(528,587)
TransCanada Corp. (Canada)	7,475	(321,425)
Triangle Petroleum Corp.*	12,000	(82,800)
Western Refining, Inc.	229,197	(4,313,488)
Whitecap Resources, Inc. (Canada)*	35,152	(311,891)
Whiting Petroleum Corp.*	340	(18,462)

		(18,608,034)

Paper & Forest Products
International Paper Co.	12,383	(434,643)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Louisiana-Pacific Corp.*	50,300	$(470,305)
Meadwestvaco Corp.	6,400	(202,176)
Sino-Forest Corp. (Canada)*	4,608	(5)
Wausau Paper Corp.	4,800	(45,024)

		(1,152,153)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,728	(788,372)

Pharmaceuticals — (0.1)%
Akorn, Inc.*	22,200	(259,740)
Auxilium Pharmaceuticals, Inc.*	2,900	(53,853)
Bristol-Myers Squibb Co.	17,078	(576,381)
Eli Lilly & Co.	58,109	(2,340,049)
Forest Laboratories, Inc.*	7,699	(267,078)
Hospira, Inc.*	13,275	(496,352)
Isis Pharmaceuticals, Inc.*	26,653	(233,747)
Nektar Therapeutics*	4,900	(38,808)
Perrigo Co.	4,900	(506,219)
Salix Pharmaceuticals Ltd.*	10,300	(540,750)
Viropharma, Inc.*	21,465	(645,453)
Warner Chilcott PLC (Ireland) (Class A Stock)*	11,078	(186,221)

		(6,144,651)

Pipelines
Pembina Pipeline Corp. (Canada)	61,098	(1,726,143)

Professional Services
Advisory Board Co. (The)*	2,300	(203,826)
FTI Consulting, Inc.*	19,673	(738,131)
IHS, Inc. (Class A Stock)*	7,300	(683,645)

		(1,625,602)

Real Estate Investment Trusts — (0.4)%
Acadia Realty Trust	1,300	(29,302)
Alexandria Real Estate Equities, Inc.	2,200	(160,886)
American Campus Communities, Inc.	10,438	(466,787)
Apartment Investment & Management Co. (Class A Stock)	1,700	(44,897)
AvalonBay Communities, Inc.	3,860	(545,611)
BioMed Realty Trust, Inc.	69,153	(1,312,524)
Boston Properties, Inc.	10,103	(1,060,714)
BRE Properties, Inc.	1,000	(50,550)
DDR Corp.	144,584	(2,110,926)
Digital Realty Trust, Inc.	9,718	(718,840)
Douglas Emmett, Inc.	20,700	(472,167)
Duke Realty Corp.	19,870	(284,936)
DuPont Fabros Technology, Inc.	16,800	(410,760)
EastGroup Properties, Inc.	5,457	(274,051)
Entertainment Properties Trust	4,100	(190,158)
Equity One, Inc.	51,207	(1,035,406)
Equity Residential	7,700	(482,174)
Essex Property Trust, Inc.	2,900	(439,379)
Extra Space Storage, Inc.	29,205	(840,812)
Federal Realty Investment Trust	16,060	(1,554,447)
General Growth Properties, Inc.	60,270	(1,023,987)
Health Care REIT, Inc.	22,696	(1,247,372)
Highwoods Properties, Inc.	13,900	(463,148)
Host Hotels & Resorts, Inc.	220,000	(3,612,400)
Kilroy Realty Corp.	34,341	(1,600,634)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Lexington Realty Trust	52,796	$(474,636)
Macerich Co. (The)	1,100	(63,525)
National Retail Properties, Inc.	18,914	(514,272)
NorthStar Realty Finance Corp.	24,912	(134,774)
Plum Creek Timber Co., Inc.	16,100	(669,116)
Prologis, Inc.	1,619	(58,316)
Rayonier, Inc.	5,100	(224,859)
Realty Income Corp.	16,882	(653,840)
Regency Centers Corp.	4,500	(200,160)
Retail Opportunity Investments Corp.	2,100	(25,284)
SL Green Realty Corp.	14,749	(1,143,785)
Strategic Hotels & Resorts, Inc.*	33,184	(218,351)
Taubman Centers, Inc.	17,483	(1,275,385)
Washington Real Estate Investment Trust	32,938	(978,259)
Weingarten Realty Investors	36,250	(958,087)

		(28,025,517)

Real Estate Management & Development
Howard Hughes Corp. (The)*	3,200	(204,384)

Retail & Merchandising
Group 1 Automotive, Inc.	5,564	(312,530)
McDonald’s Corp.	2,280	(223,668)
Wal-Mart Stores, Inc.	18,619	(1,139,483)

		(1,675,681)

Road & Rail — (0.2)%
Avis Budget Group, Inc.*	61,000	(863,150)
Con-Way, Inc.	2,800	(91,308)
Hertz Global Holdings, Inc.*	581,323	(8,743,098)
Knight Transportation, Inc.	50,609	(893,755)

		(10,591,311)

Semiconductors & Semiconductor Equipment — (0.3)%
Advanced Energy Industries, Inc.*	6,700	(87,904)
Advanced Micro Devices, Inc.*	31,503	(252,654)
Applied Micro Circuits Corp.*	4,400	(30,536)
Atmel Corp.*	27,300	(269,178)
Cavium, Inc.*	9,700	(300,118)
Cree, Inc.*	12,100	(382,723)
Cymer, Inc.*	5,100	(255,000)
Cypress Semiconductor Corp.	27,710	(433,107)
Diodes, Inc.*	9,800	(227,164)
Freescale Semiconductor Holdings I Ltd.*	13,500	(207,765)
Integrated Device Technology, Inc.*	55,300	(395,395)
Intel Corp.	87,708	(2,465,472)
International Rectifier Corp.*	13,700	(316,059)
KLA-Tencor Corp.	17,077	(929,330)
Lam Research Corp.*	102,679	(4,581,537)
Linear Technology Corp.	13,925	(469,271)
Microchip Technology, Inc.	169,483	(6,304,768)
Micron Technology, Inc.*	70,700	(572,670)
Microsemi Corp.*	8,200	(175,808)
Nanometrics, Inc.*	6,500	(120,315)
NVIDIA Corp.*	15,138	(232,974)
Omnivision Technologies, Inc.*	1,500	(30,000)
ON Semiconductor Corp.*	65,500	(590,155)
Rambus, Inc.*	7,964	(51,368)
RF Micro Devices, Inc.*	67,800	(337,644)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Semtech Corp.*	1,300	$(36,998)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	95,728	(1,462,724)
Teradyne, Inc.*	15,500	(261,795)
TriQuint Semiconductor, Inc.*	38,900	(268,216)
Xilinx, Inc.	45,942	(1,673,667)

		(23,722,315)

Software — (0.2)%
ACI Worldwide, Inc.*	4,000	(161,080)
Advent Software, Inc.*	2,500	(64,000)
Ariba, Inc.*	18,200	(595,322)
Bottomline Technologies, Inc.*	3,100	(86,614)
Concur Technologies, Inc.*	13,600	(780,368)
Electronic Arts, Inc.*	51,459	(848,044)
Interactive Intelligence Group, Inc.*	2,300	(70,173)
Intuit, Inc.	3,100	(186,403)
Rovi Corp.*	9,500	(309,225)
Salesforce.com, Inc.*	46,777	(7,227,514)
Sourcefire, Inc.*	9,900	(476,487)
Synchronoss Technologies, Inc.*	6,900	(220,248)
Take-Two Interactive Software, Inc.*	83,636	(1,286,740)
Tangoe, Inc.*	2,400	(45,144)
TiVo, Inc.*	24,900	(298,551)
Verint Systems, Inc.*	6,035	(195,474)

		(12,851,387)

Specialty Retail — (0.1)%
Aaron’s, Inc.	6,200	(160,580)
Abercrombie & Fitch Co. (Class A Stock)	1,000	(49,610)
Brown Shoe Co., Inc.	14,900	(137,527)
Cabela’s, Inc.*	12,200	(465,430)
CarMax, Inc.*	10,400	(360,360)
Collective Brands, Inc.*	24,200	(475,772)
GNC Holdings, Inc. (Class A Stock)	2,100	(73,269)
Lumber Liquidators Holdings, Inc.*	5,600	(140,616)
Rue21, Inc.*	3,700	(108,558)
Sonic Automotive, Inc. (Class A Stock)	209,380	(3,749,996)
Stage Stores, Inc.	6,500	(105,560)
Tiffany & Co.	8,300	(573,779)
Urban Outfitters, Inc.*	2,200	(64,042)

		(6,465,099)

Telecommunications
Consolidated Communications Holdings, Inc.	10,167	(199,578)
Level 3 Communications, Inc.*	42,969	(1,105,593)
Motorola Solutions, Inc.	9,862	(501,285)
Oclaro, Inc.*	16,394	(64,592)
TELUS Corp. (Canada)	20,206	(1,172,513)

		(3,043,561)

Textiles, Apparel & Luxury Goods — (0.1)%
Hanesbrands, Inc.*	7,000	(206,780)
K-Swiss, Inc. (Class A Stock)*	12,100	(49,610)
Liz Claiborne, Inc.*	232,278	(3,103,234)
Perry Ellis International, Inc.*	5,100	(95,217)
Skechers U.S.A., Inc. (Class A Stock)*	11,200	(142,464)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Under Armour, Inc. (Class A Stock)*	7,100	$(667,400)
VF Corp.	200	(29,196)

		(4,293,901)

Thrifts & Mortgage Finance
Astoria Financial Corp.	3,900	(38,454)

Tobacco
Altria Group, Inc.	75,228	(2,322,288)
Philip Morris International, Inc.	2,900	(256,969)

		(2,579,257)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.*	4,700	(113,129)
GATX Corp.	1,800	(72,540)
Kaman Corp.	15,461	(524,901)
TAL International Group, Inc.	4,000	(146,840)
Titan Machinery, Inc.*	1,700	(47,940)
United Rentals, Inc.*	91,494	(3,924,178)
Watsco, Inc.	8,400	(621,936)

		(5,451,464)

Transportation
FedEx Corp.	8,915	(819,823)
Heartland Express, Inc.	59,485	(860,153)
Ultrapetrol Bahamas Ltd. (Bahamas)*	10,250	(20,500)
Werner Enterprises, Inc.	34,721	(863,164)

		(2,563,640)

Water Utilities
Aqua America, Inc.	3,900	(86,931)

Wireless Telecommunication Services
Leap Wireless International, Inc.*	15,500	(135,315)
SBA Communications Corp. (Class A Stock)*	12,900	(655,449)

		(790,764)

TOTAL COMMON STOCKS
(proceeds received $323,116,678)		(358,765,692)

EXCHANGE TRADED FUNDS — (0.1)%
Energy Select Sector SPDR Fund	3,026	(217,055)
SPDR Barclays Capital High Yield Bond	173,946	(6,848,254)
SPDR Gold Trust*	316	(51,236)
SPDR S&P 500 ETF Trust	6,784	(954,644)

TOTAL EXCHANGE TRADED FUNDS
(proceeds received $7,889,673)		(8,071,189)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $3,255,000)
5.500%	TBA	$3,000	$(3,263,437)

TOTAL SECURITIES SOLD SHORT
(proceeds received $334,261,351)			(370,100,318)

	Counterparty	Notional Amount (000) #
OPTIONS WRITTEN*
Call Options
10 Year Euro-Bund,
expiring 04/20/12, Strike Price $137.00		EUR	1,600	(38,624)
expiring 04/20/12, Strike Price $137.50		EUR	3,400	(64,845)
expiring 04/20/12, Strike Price $138.00		EUR	1,200	(17,445)
expiring 04/20/12, Strike Price $138.50		EUR	2,800	(29,502)
expiring 04/20/12, Strike Price $139.00		EUR	2,700	(19,805)
10 Year U.S. Treasury Note Futures,
expiring 04/20/12, Strike Price $129.50			4,800	(33,000)
Amylin Pharmaceuticals, Inc.,
expiring 04/21/12, Strike Price $18.00			6	(44,982)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Deutsche Bank		2,600	(25,564)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.		1,100	(3,122)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.		900	(2,554)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase & Co.		1,000	(2,838)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase & Co.		700	(1,987)

	Counterparty	Notional Amount (000) #	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.06% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley	$2,100	$(16,094)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	3,500	(17,687)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	2,400	(12,128)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank AG	8,000	(52,374)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	1,200	(7,856)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	1,300	(17,631)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	4,100	(55,606)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank AG	13,600	(184,449)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	1,500	(20,344)
Pep Boys - Manny, Moe & Jack,
expiring 04/21/12, Strike Price $15.00		10	(500)
S&P 500 Index,
expiring 04/21/12, Strike Price $1,500.00		24	(3,555)
expiring 05/19/12, Strike Price $1,510.00		39	(34,475)
expiring 05/19/12, Strike Price $1,525.00		28	(16,500)
expiring 06/16/12, Strike Price $1,385.00		1	(67,900)
expiring 06/16/12, Strike Price $1,405.00		1	(26,600)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000) #	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Weight Watchers International, Inc.,
expiring 04/21/12, Strike Price $85.00		$4	$(1,320)

			(819,287)

Put Options
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	1,000	(1,570)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	2,700	(4,470)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(893)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(893)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	300	(536)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	500	(1,421)
Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	900	(1)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	900	(1)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	1,600	—
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	600	—
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	1,900	—
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	900	—
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	1,000	—

	Counterparty	Notional Amount (000) #	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	$1,200	$—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	600	—
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Deutsche Bank	2,600	(25,734)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	500	(1,815)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Deutsche Bank	200	(726)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	700	(2,540)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS AG	100	(363)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,100	(578)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	900	(473)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000) #	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase & Co.	$1,000	$(526)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase & Co.	700	(368)
Receive a fixed rate of 1.06% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley	2,100	(2,124)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	3,500	(6,220)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	2,400	(4,265)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	1,200	(27,571)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank AG	8,000	(183,806)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	1,300	(20,268)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	4,100	(63,923)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank AG	13,600	(212,038)

	Counterparty	Notional Amount (000) #	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	$1,500	$(23,385)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	700	(7,359)
S&P 500 Index,
expiring 04/21/12, Strike Price $1,150.00		75	(18,725)
expiring 04/21/12, Strike Price $1,200.00		63	(31,550)
expiring 05/19/12, Strike Price $1,150.00		28	(19,250)
expiring 05/19/12, Strike Price $1,200.00		24	(47,400)
expiring 06/16/12, Strike Price $1,400.00		4	(136,160)

			(846,952)

TOTAL OPTIONS WRITTEN (premiums received $1,848,332)			(1,666,239)

TOTAL INVESTMENTS, NET OF SECUTITES SOLD SHORT AND OPTIONS WRITTEN — 99.2% (cost $6,930,245,639)			7,312,162,673
Other assets in excess of liabilities(x) — 0.8%			61,640,243

NET ASSETS — 100.0%			$7,373,802,916

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to
that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVT	Convertible Security
ETF	Exchange Traded Fund
FDIC	Federal Deposit Insurance Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Assoc.
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
PIK	Payment-in-Kind

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,167,615; cash collateral of $66,271,973 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non- income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 0.20%, maturity date 04/30/13), FNMA (coupon rate 6.00%, maturity date 06/01/40) and U.S. Treasury Notes (coupon rates 0.375%-2.00%, maturity dates 07/31/13-11/15/21), with the aggregate value, including accrued interest, of $47,013,534.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
929	90 Day Euro Dollar	Sep. 2012	$231,058,300	$231,111,975	$53,675
49	90 Day Euro Dollar	Dec. 2013	12,080,038	12,154,450	74,412
22	90 Day Euro Dollar	Mar. 2015	5,416,475	5,416,950	475
12	90 Day Euro Dollar	Jun. 2015	2,947,050	2,949,000	1,950
125	5 Year Euro-Bobl	Jun. 2012	20,668,240	20,690,793	22,553
29	10 Year Canadian Bonds	Jun. 2012	3,804,501	3,815,399	10,898
591	10 Year Euro-Bund	Jun. 2012	108,902,797	109,160,683	257,886
13	10 Year Japanese Bonds	Jun. 2012	22,343,240	22,304,337	(38,903)
197	10 Year U.K. Gilt	Jun. 2012	36,090,275	36,082,006	(8,269)
115	10 Year U.S. Treasury Notes	Jun. 2012	15,097,875	14,890,703	(207,172)
126	Amsterdam Index	Apr. 2012	10,917,976	10,820,550	(97,426)
13	CAC40 10 Euro	Apr. 2012	617,341	593,748	(23,593)
89	DAX Index	Jun. 2012	20,503,908	20,656,750	152,842
84	FTSE 100 Index	Jun. 2012	7,959,997	7,697,985	(262,012)
26	IBEX 35 Index	Apr. 2012	2,871,252	2,747,237	(124,015)
387	S&P 500	Jun. 2012	132,247,575	135,759,600	3,512,025
57	S&P 500 E-Mini	Jun. 2012	3,932,797	3,999,120	66,323
31	S&P/TSX 60 Index	Jun. 2012	4,400,722	4,380,310	(20,412)
5	TOPIX Index	Jun. 2012	514,377	517,700	3,323

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Financial futures contracts open at March 31, 2012 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
127	U.S. Dollar Index	Jun. 2012	$10,227,818	$10,050,526	$ (177,292)
					3,197,268
Short Positions:
125	2 Year U.S. Treasury Notes	Jun. 2012	27,527,454	27,517,578	9,876
51	5 Year U.S. Treasury Notes	Jun. 2012	6,276,781	6,249,492	27,289
497	10 Year Australian Bonds	Jun. 2012	442,832,633	442,687,336	145,297
23	10 Year Canadian Bonds	Jun. 2012	2,986,185	3,026,005	(39,820)
139	10 Year Mini Japanese Government Bonds	Jun. 2012	23,775,123	23,840,085	(64,962)
23	10 Year U.K. Gilt	Jun. 2012	4,191,060	4,212,618	(21,558)
291	10 Year U.S. Treasury Notes.	Jun. 2012	38,005,781	37,679,954	325,827
5	FTSE/MIB Index	Jun. 2012	526,847	524,980	1,867
11	Hang Seng Index	Apr. 2012	1,484,293	1,451,925	32,368
349	S&P 500 E-Mini	Jun. 2012	23,810,822	24,485,840	(675,018)
53	SPI 200 Index	Jun. 2012	5,844,115	5,963,523	(119,408)
					(378,242)
					$2,819,026

Commodity futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
29	Brent Crude	May 2012	$3,520,890	$ 3,563,520	$ 42,630
75	Brent Crude	Jul. 2012	9,288,530	9,102,000	(186,530)
127	Brent Crude	Sep. 2012	14,898,240	15,220,950	322,710
74	Coffee ‘C’	May 2012	5,912,889	5,062,993	(849,896)
24	Coffee ‘C’	Sep. 2012	2,076,132	1,690,654	(385,478)
131	Copper	May 2012	12,765,725	12,526,875	(238,850)
139	Copper	Dec. 2012	13,267,575	13,385,700	118,125
329	Corn	May 2012	10,587,950	10,593,800	5,850
333	Corn	Jul. 2012	10,956,889	10,710,098	(246,791)
66	Cotton No. 2	May 2012	2,960,265	3,086,160	125,895
122	Cotton No. 2	Dec. 2012	5,511,220	5,551,000	39,780
12	Gas Oil	May 2012	1,239,000	1,216,500	(22,500)
64	Gasoline	Jul. 2012	8,755,138	8,587,335	(167,803)
47	Gasoline RBOB	May 2012	6,546,108	6,530,187	(15,921)
22	Gasoline RBOB	Sep. 2012	2,917,227	2,848,141	(69,086)
263	Gold 100 OZ	Jun. 2012	44,159,460	43,970,970	(188,490)
57	Heating Oil	May 2012	7,699,221	7,589,214	(110,007)
48	Heating Oil	Dec. 2012	6,671,591	6,486,673	(184,918)
100	Lean Hogs	Jun. 2012	3,803,850	3,616,000	(187,850)
110	Lean Hogs	Oct. 2012	3,824,800	3,647,600	(177,200)
120	Live Cattle	Jun. 2012	5,966,380	5,575,200	(391,180)
113	Live Cattle	Dec. 2012	6,003,430	5,744,920	(258,510)
9	LME Copper	Jun. 2012	1,926,232	1,900,910	(25,322)
36	LME Nickel	May 2012	4,570,548	3,842,856	(727,692)
30	LME Nickel	Jun. 2012	3,374,424	3,207,060	(167,364)
6	LME Nickel	Jul. 2012	679,362	642,384	(36,978)
10	LME Nickel	Sep. 2012	1,103,598	1,073,160	(30,438)
73	LME Nickel	Oct. 2012	9,042,696	7,843,266	(1,199,430)
7	LME Nickel	Dec. 2012	813,510	753,858	(59,652)
211	LME PRI Aluminum	May 2012	11,778,612	11,117,063	(661,549)
157	LME PRI Aluminum	Jun. 2012	8,757,561	8,328,850	(428,711)
334	LME PRI Aluminum	Aug. 2012	19,240,950	17,902,400	(1,338,550)
221	LME PRI Aluminum	Oct. 2012	12,406,174	11,954,719	(451,455)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Commodity futures contracts open at March 31, 2012 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
176	LME PRI Aluminum	Dec. 2012	$10,102,481	$9,600,800	$ (501,681)
107	LME Zinc	May 2012	5,640,619	5,337,292	(303,327)
9	LME Zinc	Jun. 2012	454,781	449,719	(5,062)
18	LME Zinc	Jul. 2012	894,662	901,800	7,138
16	LME Zinc	Aug. 2012	821,569	803,200	(18,369)
266	LME Zinc	Oct. 2012	14,207,574	13,409,724	(797,850)
114	LME Zinc	Dec. 2012	5,998,262	5,774,100	(224,162)
551	Natural Gas	May 2012	14,801,020	11,714,260	(3,086,760)
78	Natural Gas	Dec. 2012	2,596,850	2,481,180	(115,670)
62	Silver	May 2012	10,492,270	10,070,040	(422,230)
188	Soybean	May 2012	11,868,050	13,188,200	1,320,150
278	Soybean	Nov. 2012	17,889,300	18,876,200	986,900
274	Soybean Oil	May 2012	8,758,908	9,058,440	299,532
98	Soybean Oil	Dec. 2012	3,224,448	3,303,384	78,936
229	Sugar #11 (World)	May 2012	6,155,915	6,337,622	181,707
120	Sugar #11 (World)	Jul. 2012	3,269,278	3,201,400	(67,878)
119	Sugar #11 (World)	Jul. 2012	3,279,626	3,174,722	(104,904)
252	Wheat	May 2012	8,267,138	8,325,453	58,315
236	Wheat	Dec. 2012	8,152,698	8,401,600	248,902
174	WTI Crude	May 2012	17,651,670	17,925,480	273,810
150	WTI Crude	Dec. 2012	15,432,160	15,784,500	352,340
					(9,993,324)
Short Positions:
1	Cotton No. 2	Jul. 2012	47,000	46,960	40
6	LME Nickel	Jul. 2012	675,090	642,384	32,706
10	LME Nickel	Sep. 2012	1,109,784	1,073,160	36,624
73	LME Nickel	Oct. 2012	8,525,742	7,843,266	682,476
30	LME PRI Aluminum	May 2012	1,560,762	1,580,626	(19,864)
334	LME PRI Aluminum	Aug. 2012	18,772,192	17,902,400	869,792
221	LME PRI Aluminum	Oct. 2012	12,803,562	11,954,719	848,843
141	LME PRI Aluminum	Dec. 2012	7,860,750	7,691,550	169,200
18	LME Zinc	Jul. 2012	888,081	901,800	(13,719)
16	LME Zinc	Aug. 2012	760,587	803,200	(42,613)
266	LME Zinc	Oct. 2012	13,694,412	13,409,724	284,688
8	LME Zinc	Dec. 2012	407,900	405,200	2,700
22	Natural Gas	May 2012	522,960	467,720	55,240
					2,906,113
					$(7,087,211)

(1)

Cash of $2,611,994 and U.S. Treasury Securities with a market value of $52,447,203 has been segregated to cover requirement for open futures contracts as of March 31, 2012. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/12	JPMorgan Chase	AUD	119	$ 123,468	$ 123,225	$ (243)
Expiring 04/23/12	Barclays Capital Group	AUD	210	220,075	216,940	(3,135)
Expiring 04/23/12	Citigroup Global Markets	AUD	124	130,649	128,098	(2,551)
Expiring 04/23/12	Deutsche Bank	AUD	410	422,728	423,547	819
Expiring 04/23/12	Hong Kong & Shanghai Bank	AUD	3	3,139	3,099	(40)
Expiring 04/23/12	Hong Kong & Shanghai Bank	AUD	3	3,139	3,099	(40)
Expiring 04/23/12	JPMorgan Chase	AUD	138	145,697	142,560	(3,137)
Expiring 04/23/12	Nova Scoti	AUD	793	832,694	819,204	(13,490)
Expiring 04/23/12	UBS Securities	AUD	195	201,817	201,443	(374)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 04/23/12	UBS Securities	AUD	183	$ 189,399	$ 189,047	$ (352)
Expiring 06/20/12	UBS AG	AUD	4,100	4,259,261	4,208,208	(51,053)
Brazilian Real,
Expiring 04/03/12	JPMorgan Chase	BRL	101	57,872	55,074	(2,798)
Expiring 04/03/12	Morgan Stanley	BRL	996	577,181	544,921	(32,260)
Expiring 04/03/12	Morgan Stanley	BRL	257	149,165	140,828	(8,337)
Expiring 04/03/12	Morgan Stanley	BRL	35	19,983	18,866	(1,117)
British Pound,
Expiring 04/12/12	Barclays Capital Group	GBP	1,239	1,975,744	1,981,616	5,872
Expiring 04/12/12	Barclays Capital Group	GBP	960	1,510,334	1,535,392	25,058
Expiring 04/12/12	JPMorgan Chase	GBP	1,047	1,656,045	1,674,537	18,492
Expiring 04/12/12	JPMorgan Chase	GBP	945	1,500,720	1,511,401	10,681
Expiring 04/12/12	Nova Scoti	GBP	67	105,337	107,157	1,820
Expiring 04/12/12	UBS Securities	GBP	101	159,694	161,536	1,842
Expiring 06/12/12	Barclays Capital Group	GBP	349	552,010	557,939	5,929
Expiring 06/20/12	Morgan Stanley	GBP	27,449	43,244,524	43,880,035	635,511
Expiring 06/20/12	Morgan Stanley	GBP	18,024	28,395,925	28,813,225	417,300
Expiring 06/20/12	UBS AG	GBP	2,625	4,113,488	4,196,332	82,844
Canadian Dollar,
Expiring 04/30/12	Royal Bank of Scotland	CAD	7	6,799	6,740	(59)
Expiring 06/20/12	Morgan Stanley	CAD	3,760	3,760,984	3,762,832	1,848
Expiring 06/20/12	Morgan Stanley	CAD	2,632	2,657,024	2,633,600	(23,424)
Expiring 06/20/12	Morgan Stanley	CAD	2,208	2,208,810	2,209,895	1,085
Expiring 06/20/12	Morgan Stanley	CAD	1,722	1,738,221	1,722,897	(15,324)
Expiring 06/20/12	UBS AG	CAD	6,400	6,443,351	6,405,067	(38,284)
Chinese Yuan,
Expiring 06/01/12	Citigroup Global Markets	CNY	5,617	882,279	890,857	8,578
Expiring 06/01/12	Citigroup Global Markets	CNY	839	133,000	133,038	38
Expiring 06/01/12	Citigroup Global Markets	CNY	681	108,000	107,997	(3)
Expiring 06/01/12	JPMorgan Chase	CNY	4,392	696,000	696,640	640
Expiring 06/01/12	JPMorgan Chase	CNY	4,386	695,000	695,639	639
Expiring 06/01/12	JPMorgan Chase	CNY	1,386	220,000	219,906	(94)
Expiring 06/01/12	JPMorgan Chase	CNY	1,021	162,000	162,008	8
Expiring 02/01/13	Barclays Capital Group	CNY	8,048	1,276,421	1,275,743	(678)
Expiring 02/01/13	Barclays Capital Group	CNY	797	126,376	126,309	(67)
Expiring 02/01/13	Citigroup Global Markets	CNY	13,990	2,228,688	2,217,611	(11,077)
Expiring 02/01/13	Deutsche Bank	CNY	16,667	2,633,353	2,641,972	8,619
Expiring 08/05/13	Deutsche Bank	CNY	8,000	1,277,139	1,263,912	(13,227)
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	315,978	(3,307)
Expiring 08/05/13	UBS Securities	CNY	25,466	4,032,607	4,023,335	(9,272)
Expiring 08/05/13	UBS Securities	CNY	5,232	828,472	826,567	(1,905)
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	309,952	(14,048)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	736,511	(31,489)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	252,138	(11,862)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	442,331	(19,669)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	205,678	(9,322)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	441,968	(20,032)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	281,946	(12,054)
Expiring 04/25/14	Royal Bank of Scotland	CNY	4,687	768,000	736,813	(31,187)
Expiring 04/25/14	UBS Securities	CNY	1,318	216,000	207,144	(8,856)
Expiring 04/25/14	UBS Securities	CNY	1,311	216,000	206,125	(9,875)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	246,529	(13,471)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	532,424	(39,004)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	236,276	(16,617)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	168,376	(8,624)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	113,968	(6,032)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	85,546	(4,454)
Euro,
Expiring 04/03/12	Hong Kong & Shanghai Bank	EUR	10,137	13,429,903	13,520,009	90,106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/16/12	Barclays Capital Group	EUR	5,020	$ 6,646,425	$6,695,688	$ 49,263
Expiring 04/16/12	Barclays Capital Group	EUR	400	530,545	533,521	2,976
Expiring 04/16/12	BNP Paribas	EUR	634	840,328	845,630	5,302
Expiring 04/16/12	Citigroup Global Markets	EUR	633	818,827	844,297	25,470
Expiring 04/16/12	Deutsche Bank	EUR	103	130,378	137,381	7,003
Expiring 04/16/12	Goldman Sachs & Co.	EUR	93	118,471	124,043	5,572
Expiring 04/16/12	Morgan Stanley	EUR	209	274,147	278,764	4,617
Expiring 04/16/12	Morgan Stanley	EUR	161	211,550	214,742	3,192
Expiring 04/16/12	Nova Scoti	EUR	809	1,053,116	1,079,046	25,930
Expiring 04/16/12	Royal Bank of Canada	EUR	2,667	3,401,937	3,557,251	155,314
Expiring 04/16/12	Royal Bank of Canada	EUR	160	209,238	213,409	4,171
Expiring 04/16/12	Royal Bank of Canada	EUR	136	174,345	181,397	7,052
Expiring 04/16/12	UBS Securities	EUR	1,818	2,318,981	2,424,853	105,872
Expiring 04/16/12	UBS Securities	EUR	105	138,447	140,050	1,603
Expiring 04/16/12	UBS Securities	EUR	91	115,603	121,376	5,773
Expiring 05/02/12	Citigroup Global Markets	EUR	10,137	13,418,479	13,521,732	103,253
Expiring 06/20/12	Morgan Stanley	EUR	3,902	5,111,847	5,206,174	94,327
Expiring 06/20/12	Morgan Stanley	EUR	2,796	3,676,776	3,730,442	53,666
Expiring 06/20/12	Morgan Stanley	EUR	2,479	3,247,464	3,307,388	59,924
Expiring 06/20/12	Morgan Stanley	EUR	2,363	3,114,827	3,152,620	37,793
Expiring 06/20/12	Morgan Stanley	EUR	1,815	2,386,680	2,421,516	34,836
Expiring 06/20/12	Morgan Stanley	EUR	1,583	2,114,240	2,111,526	(2,714)
Expiring 06/20/12	Morgan Stanley	EUR	1,440	1,898,231	1,921,262	23,031
Expiring 06/20/12	UBS AG	EUR	2,000	2,616,829	2,668,590	51,761
Hong Kong Dollar,
Expiring 05/18/12	Hong Kong & Shanghai Bank	HKD	18,291	2,359,484	2,355,938	(3,546)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	235,050	4,601,607	4,516,257	(85,350)
Expiring 07/12/12	JPMorgan Chase	INR	86,103	1,852,464	1,654,376	(198,088)
Expiring 07/12/12	JPMorgan Chase	INR	20,312	437,008	390,278	(46,730)
Indonesia Rupiah,
Expiring 07/02/12	JPMorgan Chase	IDR	23	2	2	—
Expiring 07/02/12	UBS Securities	IDR	101,030	10,725	10,939	214
Japanese Yen,
Expiring 04/04/12	Deutsche Bank	JPY	33,781	407,536	408,146	610
Expiring 04/04/12	Hong Kong & Shanghai Bank	JPY	67,275	811,622	812,837	1,215
Expiring 06/07/12	Barclays Capital Group	JPY	76,293	921,913	922,328	415
Expiring 06/07/12	Barclays Capital Group	JPY	59,995	719,815	725,296	5,481
Expiring 06/07/12	Citigroup Global Markets	JPY	101,487	1,227,276	1,226,905	(371)
Expiring 06/07/12	Citigroup Global Markets	JPY	19,183	229,707	231,909	2,202
Expiring 06/07/12	Deutsche Bank	JPY	424,042	5,144,655	5,126,364	(18,291)
Expiring 06/07/12	Deutsche Bank	JPY	135,860	1,650,990	1,642,450	(8,540)
Expiring 06/07/12	Deutsche Bank	JPY	73,412	890,665	887,498	(3,167)
Expiring 06/07/12	JPMorgan Chase	JPY	83,790	1,012,808	1,012,961	153
Expiring 06/07/12	Morgan Stanley	JPY	88,464	1,058,942	1,069,466	10,524
Expiring 06/07/12	UBS Securities	JPY	140,193	1,701,534	1,694,833	(6,701)
Expiring 06/07/12	UBS Securities	JPY	39,337	477,436	475,556	(1,880)
Expiring 06/07/12	UBS Securities	JPY	34,607	416,361	418,373	2,012
Expiring 06/20/12	Morgan Stanley	JPY	476,817	5,868,158	5,765,113	(103,045)
Expiring 06/20/12	Morgan Stanley	JPY	450,563	5,453,833	5,447,678	(6,155)
Expiring 06/20/12	Morgan Stanley	JPY	309,966	3,814,736	3,747,749	(66,987)
Expiring 06/20/12	Morgan Stanley	JPY	270,344	3,272,376	3,268,683	(3,693)
Expiring 06/20/12	UBS AG	JPY	562,500	6,823,226	6,801,089	(22,137)
Expiring 06/20/12	UBS AG	JPY	37,500	453,835	453,406	(429)
Malaysian Ringgit,
Expiring 04/23/12	Citigroup Global Markets	MYR	219	70,587	71,189	602
Expiring 04/23/12	JPMorgan Chase	MYR	1,677	552,892	546,438	(6,454)
Expiring 04/23/12	JPMorgan Chase	MYR	1,662	547,966	541,570	(6,396)
Expiring 04/23/12	UBS Securities	MYR	4,181	1,375,991	1,362,396	(13,595)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	1,706	$ 132,105	$ 132,386	$ 281
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	63	4,878	4,888	10
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	55	4,286	4,272	(14)
Expiring 06/15/12	JPMorgan Chase	MXN	93	7,319	7,242	(77)
Expiring 06/15/12	UBS Securities	MXN	661	51,367	51,298	(69)
New Zealand Dollar,
Expiring 05/17/12	Nova Scoti	NZD	112	91,529	91,394	(135)
Expiring 06/20/12	Morgan Stanley	NZD	33,611	27,125,461	27,362,780	237,319
Expiring 06/20/12	Morgan Stanley	NZD	22,216	17,929,573	18,086,437	156,864
Expiring 06/20/12	Morgan Stanley	NZD	1,420	1,158,450	1,156,165	(2,285)
Expiring 06/20/12	Morgan Stanley	NZD	924	753,738	752,251	(1,487)
Expiring 06/20/12	Morgan Stanley	NZD	403	326,821	327,671	850
Norwegian Krone,
Expiring 04/12/12	Barclays Capital Group	NOK	776	138,081	136,198	(1,883)
Expiring 04/12/12	Citigroup Global Markets	NOK	780	138,790	136,900	(1,890)
Expiring 04/12/12	UBS Securities	NOK	780	138,963	136,900	(2,063)
Expiring 06/22/12	Royal Bank of Scotland	NOK	105	18,562	18,378	(184)
Expiring 12/21/12	Royal Bank of Scotland	NOK	1,605	280,344	278,879	(1,465)
Philippine Peso,
Expiring 06/08/12	Citigroup Global Markets	PHP	27	617	616	(1)
Singapore Dollar,
Expiring 05/15/12	UBS Securities	SGD	80	63,533	63,969	436
Expiring 05/15/12	UBS Securities	SGD	12	9,611	9,677	66
Expiring 05/15/12	UBS Securities	SGD	1	998	1,004	6
South Korean Won,
Expiring 07/12/12	Citigroup Global Markets	KRW	60	53	52	(1)
Expiring 07/12/12	Deutsche Bank	KRW	1,279,217	1,114,203	1,120,862	6,659
Expiring 07/12/12	UBS Securities	KRW	258,971	229,706	226,913	(2,793)
Swedish Krona,
Expiring 06/20/12	Morgan Stanley	SEK	212,656	31,212,418	32,039,543	827,125
Expiring 06/20/12	Morgan Stanley	SEK	140,245	20,584,235	21,129,715	545,480
Expiring 06/20/12	Morgan Stanley	SEK	34,132	5,135,049	5,147,713	12,664
Expiring 06/20/12	Morgan Stanley	SEK	24,571	3,673,695	3,701,972	28,277
Expiring 06/20/12	Morgan Stanley	SEK	22,656	3,408,602	3,413,475	4,873
Expiring 06/20/12	Morgan Stanley	SEK	15,893	2,376,243	2,394,533	18,290
Expiring 06/20/12	UBS AG	SEK	2,000	294,618	301,327	6,709
Expiring 06/20/12	UBS AG	SEK	2,000	294,165	301,327	7,162
Swiss Franc,
Expiring 06/20/12	Morgan Stanley	CHF	2,379	2,609,980	2,638,437	28,457
Expiring 06/20/12	Morgan Stanley	CHF	662	729,102	734,011	4,909
Expiring 06/20/12	Morgan Stanley	CHF	637	701,940	706,814	4,874
Expiring 06/20/12	Morgan Stanley	CHF	479	527,895	531,450	3,555
Expiring 06/20/12	Morgan Stanley	CHF	404	441,762	447,500	5,738
Expiring 06/20/12	Morgan Stanley	CHF	351	386,472	389,156	2,684
Expiring 06/20/12	Morgan Stanley	CHF	270	296,786	299,660	2,874
Expiring 06/20/12	Morgan Stanley	CHF	192	210,079	212,807	2,728
Expiring 06/20/12	Morgan Stanley	CHF	56	61,334	61,928	594
Expiring 06/20/12	UBS AG	CHF	1,875	2,031,544	2,079,249	47,705
Expiring 06/20/12	UBS AG	CHF	125	137,309	138,617	1,308
Expiring 06/20/12	UBS AG	CHF	125	136,741	138,617	1,876
Expiring 06/20/12	UBS AG	CHF	125	137,930	138,616	686
				$375,714,869	$378,773,926	$3,059,057

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/12	JPMorgan Chase	AUD	119	$ 125,165	$ 123,224	$ 1,941

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 04/23/12	Citigroup Global Markets	AUD	847	$ 876,599	$ 874,988	$ 1,611
Expiring 04/23/12	Citigroup Global Markets	AUD	73	75,926	75,412	514
Expiring 04/23/12	Credit Suisse First Boston Corp.	AUD	19,996	21,349,829	20,656,743	693,086
Expiring 04/23/12	Credit Suisse First Boston Corp.	AUD	6,914	7,382,112	7,142,464	239,648
Expiring 04/23/12	Deutsche Bank	AUD	543	565,600	560,943	4,657
Expiring 04/23/12	JPMorgan Chase	AUD	119	123,172	122,932	240
Expiring 06/20/12	Morgan Stanley	AUD	22,887	23,895,631	23,490,585	405,046
Expiring 06/20/12	Morgan Stanley	AUD	14,530	15,170,439	14,913,291	257,148
Expiring 06/20/12	Morgan Stanley	AUD	4,578	4,767,246	4,698,724	68,522
Expiring 06/20/12	Morgan Stanley	AUD	4,291	4,420,555	4,400,381	20,174
Expiring 06/20/12	Morgan Stanley	AUD	3,563	3,717,623	3,656,849	60,774
Expiring 06/20/12	Morgan Stanley	AUD	2,920	3,040,385	2,996,684	43,701
Expiring 06/20/12	Morgan Stanley	AUD	2,288	2,387,371	2,348,343	39,028
Expiring 06/20/12	Morgan Stanley	AUD	2,039	2,096,124	2,092,540	3,584
Expiring 06/20/12	Morgan Stanley	AUD	1,163	1,198,009	1,193,465	4,544
Brazilian Real,
Expiring 04/03/12	Barclays Capital Group	BRL	135	72,098	73,940	(1,842)
Expiring 04/03/12	JPMorgan Chase	BRL	996	572,600	544,920	27,680
Expiring 04/03/12	JPMorgan Chase	BRL	257	147,981	140,828	7,153
Expiring 06/04/12	Morgan Stanley	BRL	996	569,815	537,813	32,002
Expiring 06/04/12	Morgan Stanley	BRL	257	147,261	138,991	8,270
Expiring 06/04/12	Morgan Stanley	BRL	35	19,728	18,620	1,108
British Pound,
Expiring 04/12/12	Hong Kong & Shanghai Bank	GBP	20,345	32,002,685	32,539,120	(536,435)
Expiring 04/12/12	Morgan Stanley	GBP	10,390	16,369,549	16,617,422	(247,873)
Expiring 06/12/12	Barclays Capital Group	GBP	98	155,006	156,671	(1,665)
Expiring 06/12/12	Morgan Stanley	GBP	1,994	3,131,617	3,187,764	(56,147)
Expiring 06/20/12	Morgan Stanley	GBP	2,752	4,389,676	4,398,929	(9,253)
Expiring 06/20/12	Morgan Stanley	GBP	1,599	2,534,861	2,556,567	(21,706)
Expiring 06/20/12	Morgan Stanley	GBP	1,075	1,714,652	1,719,064	(4,412)
Expiring 06/20/12	Morgan Stanley	GBP	952	1,517,208	1,521,112	(3,904)
Canadian Dollar,
Expiring 04/16/12	Royal Bank of Scotland	CAD	443	443,592	444,355	(763)
Expiring 04/30/12	Royal Bank of Scotland	CAD	435	435,612	435,794	(182)
Expiring 04/30/12	Royal Bank of Scotland	CAD	149	149,037	149,295	(258)
Expiring 04/30/12	Royal Bank of Scotland	CAD	118	117,734	117,853	(119)
Expiring 04/30/12	Royal Bank of Scotland	CAD	32	32,495	32,313	182
Expiring 04/30/12	Royal Bank of Scotland	CAD	30	30,281	30,384	(103)
Expiring 04/30/12	Royal Bank of Scotland	CAD	18	18,123	18,213	(90)
Expiring 04/30/12	Royal Bank of Scotland	CAD	18	18,153	18,023	130
Expiring 04/30/12	Royal Bank of Scotland	CAD	16	16,038	16,005	33
Expiring 04/30/12	Royal Bank of Scotland	CAD	15	15,260	15,080	180
Expiring 04/30/12	Royal Bank of Scotland	CAD	14	14,120	14,137	(17)
Expiring 04/30/12	Royal Bank of Scotland	CAD	12	11,994	11,898	96
Expiring 04/30/12	Royal Bank of Scotland	CAD	9	8,825	8,794	31
Expiring 04/30/12	Royal Bank of Scotland	CAD	4	4,130	4,106	24
Expiring 04/30/12	Royal Bank of Scotland	CAD	3	2,798	2,788	10
Expiring 05/31/12	Royal Bank of Scotland	CAD	1,318	1,317,478	1,319,775	(2,297)
Expiring 06/20/12	Morgan Stanley	CAD	11,078	11,035,027	11,086,502	(51,475)
Expiring 06/20/12	Morgan Stanley	CAD	6,848	6,821,985	6,853,807	(31,822)
Expiring 06/20/12	Morgan Stanley	CAD	3,683	3,704,353	3,685,783	18,570
Expiring 06/20/12	Morgan Stanley	CAD	3,507	3,520,898	3,509,767	11,131
Expiring 06/20/12	Morgan Stanley	CAD	2,876	2,881,673	2,878,705	2,968
Expiring 06/20/12	Morgan Stanley	CAD	2,020	2,032,200	2,022,013	10,187
Expiring 06/20/12	Morgan Stanley	CAD	1,858	1,861,228	1,859,311	1,917
Expiring 06/21/12	Barclays Capital Group	CAD	3,876	3,912,997	3,878,983	34,014
Expiring 06/21/12	Barclays Capital Group	CAD	2,933	2,960,996	2,935,257	25,739
Expiring 06/21/12	Barclays Capital Group	CAD	134	134,708	134,104	604
Expiring 06/21/12	Citigroup Global Markets	CAD	25	25,119	25,020	99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 06/21/12	Deutsche Bank	CAD	34	$ 33,956	$34,026	$(70)
Expiring 07/16/12	Royal Bank of Scotland	CAD	474	476,724	474,254	2,470
Expiring 07/16/12	Royal Bank of Scotland	CAD	324	326,257	324,413	1,844
Expiring 07/16/12	Royal Bank of Scotland	CAD	90	90,631	90,141	490
Expiring 07/16/12	Royal Bank of Scotland	CAD	71	70,839	70,734	105
Expiring 07/16/12	Royal Bank of Scotland	CAD	67	66,517	66,569	(52)
Expiring 07/16/12	Royal Bank of Scotland	CAD	37	37,109	37,079	30
Expiring 07/16/12	Royal Bank of Scotland	CAD	28	28,218	28,215	3
Expiring 07/16/12	Royal Bank of Scotland	CAD	18	18,234	18,269	(35)
Expiring 07/16/12	Royal Bank of Scotland	CAD	14	13,943	13,926	17
Expiring 11/30/12	Royal Bank of Scotland	CAD	178	178,754	177,862	892
Expiring 11/30/12	Royal Bank of Scotland	CAD	95	94,104	94,276	(172)
Expiring 11/30/12	Royal Bank of Scotland	CAD	74	73,602	73,508	94
Expiring 11/30/12	Royal Bank of Scotland	CAD	74	73,533	73,395	138
Expiring 11/30/12	Royal Bank of Scotland	CAD	67	67,511	67,138	373
Expiring 11/30/12	Royal Bank of Scotland	CAD	62	61,833	61,880	(47)
Expiring 11/30/12	Royal Bank of Scotland	CAD	61	61,089	61,082	7
Expiring 11/30/12	Royal Bank of Scotland	CAD	56	55,518	55,438	80
Chinese Yuan,
Expiring 06/01/12	Barclays Capital Group	CNY	7,315	1,143,000	1,160,277	(17,277)
Expiring 06/01/12	Barclays Capital Group	CNY	3,223	510,000	511,157	(1,157)
Expiring 06/01/12	Barclays Capital Group	CNY	1,702	270,000	269,949	51
Expiring 06/01/12	Citigroup Global Markets	CNY	14,223	2,230,000	2,255,926	(25,926)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	14,946	2,339,000	2,370,646	(31,646)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	2,941	461,000	466,506	(5,506)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	1,050	166,000	166,548	(548)
Expiring 06/01/12	Deutsche Bank	CNY	3,653	568,000	579,469	(11,469)
Expiring 06/01/12	Goldman Sachs & Co.	CNY	6,661	1,044,000	1,056,469	(12,469)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	2,021	320,000	320,523	(523)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	1,717	269,000	272,298	(3,298)
Expiring 06/01/12	Morgan Stanley	CNY	15,631	2,450,000	2,479,261	(29,261)
Expiring 06/01/12	UBS Securities	CNY	3,828	600,000	607,166	(7,166)
Expiring 06/01/12	UBS Securities	CNY	3,246	507,000	514,905	(7,905)
Expiring 06/01/12	UBS Securities	CNY	2,200	345,000	348,902	(3,902)
Expiring 10/15/12	JPMorgan Chase	CNY	3,846	600,000	609,697	(9,697)
Expiring 02/01/13	Deutsche Bank	CNY	15,354	2,395,000	2,433,970	(38,970)
Expiring 02/01/13	Morgan Stanley	CNY	5,256	812,000	833,129	(21,129)
Euro,
Expiring 04/03/12	Citigroup Global Markets	EUR	10,137	13,416,320	13,520,010	(103,690)
Expiring 04/04/12	Deutsche Bank	EUR	306	407,536	407,456	80
Expiring 04/04/12	Hong Kong & Shanghai Bank	EUR	611	811,622	814,911	(3,289)
Expiring 04/16/12	Barclays Capital Group	EUR	9,015	11,955,026	12,024,228	(69,202)
Expiring 04/16/12	Barclays Capital Group	EUR	1,079	1,383,116	1,439,173	(56,057)
Expiring 04/16/12	Barclays Capital Group	EUR	574	765,190	765,602	(412)
Expiring 04/16/12	Barclays Capital Group	EUR	5	6,547	6,669	(122)
Expiring 04/16/12	Citigroup Global Markets	EUR	16,926	22,413,578	22,575,937	(162,359)
Expiring 04/16/12	Citigroup Global Markets	EUR	1,493	1,991,928	1,991,367	561
Expiring 04/16/12	Citigroup Global Markets	EUR	860	1,100,508	1,147,070	(46,562)
Expiring 04/16/12	Citigroup Global Markets	EUR	854	1,139,388	1,139,067	321
Expiring 04/16/12	Citigroup Global Markets	EUR	797	1,019,889	1,063,040	(43,151)
Expiring 04/16/12	Deutsche Bank	EUR	7,274	9,559,745	9,702,078	(142,333)
Expiring 04/16/12	Deutsche Bank	EUR	2,979	3,952,254	3,973,397	(21,143)
Expiring 04/16/12	Deutsche Bank	EUR	2,599	3,415,697	3,466,552	(50,855)
Expiring 04/16/12	Deutsche Bank	EUR	2,547	3,267,928	3,397,194	(129,266)
Expiring 04/16/12	Deutsche Bank	EUR	1,040	1,380,257	1,387,155	(6,898)
Expiring 04/16/12	Deutsche Bank	EUR	736	976,455	981,679	(5,224)
Expiring 04/16/12	JPMorgan Chase	EUR	457	608,616	609,548	(932)
Expiring 04/16/12	Morgan Stanley	EUR	1,189	1,573,832	1,585,891	(12,059)
Expiring 04/16/12	Nova Scoti	EUR	712	932,702	949,667	(16,965)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/16/12	Royal Bank of Canada	EUR	7,274	$ 9,538,113	$9,702,078	$(163,965)
Expiring 04/16/12	Royal Bank of Canada	EUR	5,958	7,812,493	7,946,794	(134,301)
Expiring 04/16/12	Royal Bank of Canada	EUR	9	11,768	12,004	(236)
Expiring 04/16/12	UBS Securities	EUR	8,200	10,768,683	10,937,179	(168,496)
Expiring 04/16/12	UBS Securities	EUR	1,107	1,407,634	1,476,520	(68,886)
Expiring 04/16/12	UBS Securities	EUR	844	1,076,870	1,125,729	(48,859)
Expiring 04/16/12	UBS Securities	EUR	494	658,847	658,898	(51)
Expiring 05/23/12	Barclays Capital Group	EUR	13,744	18,623,120	18,335,313	287,807
Expiring 05/23/12	UBS Securities	EUR	15,827	21,446,218	21,114,158	332,060
Expiring 06/20/12	Morgan Stanley	EUR	2,111	2,817,816	2,815,991	1,825
Expiring 06/20/12	Morgan Stanley	EUR	1,919	2,544,493	2,560,160	(15,667)
Expiring 06/20/12	Morgan Stanley	EUR	1,373	1,820,783	1,831,676	(10,893)
Expiring 06/20/12	Morgan Stanley	EUR	1,369	1,815,323	1,826,500	(11,177)
Expiring 06/20/12	Morgan Stanley	EUR	892	1,183,108	1,190,186	(7,078)
Expiring 06/20/12	Morgan Stanley	EUR	769	1,010,117	1,026,445	(16,328)
Expiring 06/20/12	Morgan Stanley	EUR	242	317,167	322,294	(5,127)
Expiring 08/30/12	Royal Bank of Scotland	EUR	380	503,414	507,678	(4,264)
Expiring 08/30/12	Royal Bank of Scotland	EUR	170	227,081	227,512	(431)
Expiring 08/30/12	Royal Bank of Scotland	EUR	84	112,266	112,614	(348)
Expiring 08/30/12	Royal Bank of Scotland	EUR	72	95,952	96,066	(114)
Expiring 08/30/12	Royal Bank of Scotland	EUR	58	76,934	76,852	82
Expiring 10/22/12	Royal Bank of Scotland	EUR	575	767,499	767,865	(366)
Expiring 01/28/13	Royal Bank of Scotland	EUR	604	805,109	806,759	(1,650)
Hungarian Forint,
Expiring 05/14/12	Hong Kong & Shanghai Bank	HUF	207,469	830,542	933,840	(103,298)
Indian Rupee,
Expiring 07/12/12	Barclays Capital Group	INR	10,200	200,000	195,983	4,017
Expiring 07/12/12	Barclays Capital Group	INR	10,038	200,000	192,870	7,130
Expiring 07/12/12	Barclays Capital Group	INR	5,318	100,000	102,180	(2,180)
Expiring 07/12/12	Barclays Capital Group	INR	5,267	100,000	101,200	(1,200)
Expiring 07/12/12	Barclays Capital Group	INR	4,768	87,000	91,605	(4,605)
Expiring 07/12/12	Deutsche Bank	INR	19,517	403,000	375,006	27,994
Expiring 07/12/12	Deutsche Bank	INR	4,398	79,410	84,498	(5,088)
Expiring 07/12/12	Goldman Sachs & Co.	INR	3,625	65,000	69,652	(4,652)
Expiring 07/12/12	Hong Kong & Shanghai Bank	INR	3,628	65,000	69,702	(4,702)
Expiring 07/12/12	Hong Kong & Shanghai Bank	INR	2,341	43,000	44,970	(1,970)
Expiring 07/12/12	JPMorgan Chase	INR	21,301	417,016	409,281	7,735
Expiring 07/12/12	JPMorgan Chase	INR	5,113	100,000	98,241	1,759
Expiring 07/12/12	JPMorgan Chase	INR	5,107	100,000	98,126	1,874
Expiring 07/12/12	JPMorgan Chase	INR	5,000	90,000	96,060	(6,060)
Japanese Yen,
Expiring 06/07/12	Barclays Capital Group	JPY	148,665	1,809,219	1,797,253	11,966
Expiring 06/07/12	Barclays Capital Group	JPY	79,143	963,152	956,782	6,370
Expiring 06/07/12	Barclays Capital Group	JPY	48,368	588,628	584,735	3,893
Expiring 06/20/12	Morgan Stanley	JPY	3,485,220	43,107,770	42,139,186	968,584
Expiring 06/20/12	Morgan Stanley	JPY	2,233,394	27,624,262	27,003,575	620,687
Malaysian Ringgit,
Expiring 04/23/12	Barclays Capital Group	MYR	265	82,750	86,355	(3,605)
Expiring 04/23/12	Barclays Capital Group	MYR	128	40,000	41,638	(1,638)
Expiring 04/23/12	Citigroup Global Markets	MYR	1,668	543,000	543,386	(386)
Expiring 04/23/12	Deutsche Bank	MYR	2,199	690,000	716,684	(26,684)
Expiring 04/23/12	Deutsche Bank	MYR	298	93,000	97,021	(4,021)
Expiring 04/23/12	Deutsche Bank	MYR	128	40,000	41,638	(1,638)
Expiring 04/23/12	Hong Kong & Shanghai Bank	MYR	150	47,000	49,024	(2,024)
Expiring 04/23/12	JPMorgan Chase	MYR	1,987	620,000	647,513	(27,513)
Expiring 04/23/12	JPMorgan Chase	MYR	638	200,000	207,897	(7,897)
Expiring 04/23/12	JPMorgan Chase	MYR	144	45,000	47,056	(2,056)
Expiring 04/23/12	JPMorgan Chase	MYR	144	45,000	46,997	(1,997)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 04/12/12	UBS Securities	MXN	10,000	$ 728,279	$780,644	$(52,365)
Expiring 06/14/12	UBS Securities	MXN	30,000	2,302,892	2,327,927	(25,035)
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	4,804	375,920	372,708	3,212
Expiring 06/15/12	Morgan Stanley	MXN	28,073	2,188,806	2,178,220	10,586
Expiring 06/15/12	Morgan Stanley	MXN	5,122	399,385	397,453	1,932
Expiring 07/12/12	UBS Securities	MXN	4,800	365,915	371,529	(5,614)
Expiring 07/26/12	Morgan Stanley	MXN	163,000	12,332,602	12,600,168	(267,566)
Expiring 08/23/12	UBS Securities	MXN	30,000	2,313,387	2,313,053	334
Expiring 09/20/12	Citigroup Global Markets	MXN	20,000	1,552,653	1,538,037	14,616
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	165	5,463	5,592	(129)
New Zealand Dollar,
Expiring 05/17/12	Deutsche Bank	NZD	437	356,181	356,602	(421)
Expiring 05/17/12	JPMorgan Chase	NZD	897	736,798	731,973	4,825
Expiring 05/17/12	Westpac Banking Corp.	NZD	9,915	8,108,487	8,090,868	17,619
Expiring 06/20/12	Morgan Stanley	NZD	4,447	3,650,274	3,620,195	30,079
Expiring 06/20/12	Morgan Stanley	NZD	4,390	3,576,196	3,573,917	2,279
Expiring 06/20/12	Morgan Stanley	NZD	3,542	2,876,392	2,883,869	(7,477)
Expiring 06/20/12	Morgan Stanley	NZD	3,113	2,555,120	2,534,065	21,055
Expiring 06/20/12	Morgan Stanley	NZD	2,877	2,350,296	2,342,357	7,939
Expiring 06/20/12	Morgan Stanley	NZD	2,853	2,323,855	2,322,374	1,481
Expiring 06/20/12	Morgan Stanley	NZD	2,560	2,079,542	2,083,921	(4,379)
Expiring 06/20/12	Morgan Stanley	NZD	1,701	1,382,155	1,385,066	(2,911)
Norwegian Krone,
Expiring 05/18/12	Royal Bank of Scotland	NOK	98	17,033	17,154	(121)
Expiring 06/14/12	Royal Bank of Scotland	NOK	38	6,273	6,619	(346)
Expiring 06/22/12	Royal Bank of Scotland	NOK	105	17,481	18,378	(897)
Expiring 09/14/12	Royal Bank of Scotland	NOK	1,000	165,697	174,449	(8,752)
Expiring 09/14/12	Royal Bank of Scotland	NOK	38	6,258	6,596	(338)
Expiring 11/19/12	Royal Bank of Scotland	NOK	98	16,932	17,029	(97)
Expiring 12/21/12	Royal Bank of Scotland	NOK	1,605	262,469	278,879	(16,410)
Expiring 05/21/13	Royal Bank of Scotland	NOK	98	16,804	16,904	(100)
Expiring 11/18/13	Royal Bank of Scotland	NOK	98	16,657	16,784	(127)
Expiring 05/19/14	Royal Bank of Scotland	NOK	98	16,576	16,699	(123)
Expiring 11/18/14	Royal Bank of Scotland	NOK	1,718	286,168	288,509	(2,341)
Expiring 04/27/16	Royal Bank of Scotland	NOK	2,551	429,859	422,676	7,183
Philippine Peso,
Expiring 06/08/12	Citigroup Global Markets	PHP	1,108	25,699	25,669	30
Expiring 06/08/12	Citigroup Global Markets	PHP	391	9,066	9,055	11
South African Rand,
Expiring 04/26/12	Citigroup Global Markets	ZAR	3,529	426,622	458,210	(31,588)
South Korean Won,
Expiring 07/12/12	Deutsche Bank	KRW	1,279,217	1,116,927	1,120,862	(3,935)
Expiring 07/12/12	UBS Securities	KRW	4,550	4,036	3,987	49
Swedish Krona,
Expiring 06/20/12	Morgan Stanley	SEK	26,395	3,894,490	3,976,688	(82,198)
Expiring 06/20/12	Morgan Stanley	SEK	22,286	3,270,282	3,357,732	(87,450)
Expiring 06/20/12	Morgan Stanley	SEK	19,815	2,923,725	2,985,434	(61,709)
Expiring 06/20/12	Morgan Stanley	SEK	14,447	2,119,914	2,176,603	(56,689)
Swiss Franc,
Expiring 05/24/12	Nova Scoti	CHF	178	193,293	197,324	(4,031)
Expiring 06/20/12	Morgan Stanley	CHF	64,931	70,768,122	72,003,901	(1,235,779)
Expiring 06/20/12	Morgan Stanley	CHF	44,610	48,620,674	49,469,706	(849,032)
Expiring 06/20/12	Morgan Stanley	CHF	1,095	1,193,974	1,213,771	(19,797)
Expiring 06/20/12	Morgan Stanley	CHF	962	1,045,194	1,066,430	(21,236)
Expiring 06/20/12	Morgan Stanley	CHF	648	706,882	718,603	(11,721)
Expiring 06/20/12	Morgan Stanley	CHF	602	654,719	668,021	(13,302)
Expiring 06/20/12	Morgan Stanley	CHF	122	133,742	135,436	(1,694)
Expiring 06/20/12	Morgan Stanley	CHF	45	49,647	50,276	(629)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira,
Expiring 04/27/12	JPMorgan Chase	TRY	14	$ 6,999	$ 7,515	$ (516)
				$652,841,252	$654,217,750	$(1,376,498)

Interest rate swap agreements outstanding at March 31, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
	$1,700	06/20/16	1.250%	3 month LIBOR(2)	$(10,131)	$(17,577)	$7,446	Goldman Sachs & Co.
	5,700	06/20/17	1.500%	3 month LIBOR(2)	(35,150)	(64,948)	29,798	Deutsche Bank AG
	1,000	03/20/22	2.250%	3 month LIBOR(2)	10,405	(3,580)	13,985	Barclays Bank PLC
	23,100	06/20/22	2.250%	3 month LIBOR(2)	240,362	(190,993)	431,355	Goldman Sachs & Co.
	4,700	06/20/22	2.250%	3 month LIBOR(2)	48,905	(21,204)	70,109	Deutsche Bank AG
	1,100	06/20/22	2.250%	3 month LIBOR(2)	11,446	(2,024)	13,470	Citigroup, Inc.
AUD	2,100	06/15/22	5.000%	6 month Australian Bank Bill rate(1)	31,511	(8,555)	40,066	Deutsche Bank AG
AUD	900	06/15/22	5.000%	6 month Australian Bank Bill rate(1)	13,505	(3,697)	17,202	Citigroup, Inc.
BRL	52,400	01/02/13	12.470%	Brazilian interbank lending rate(1)	873,773	(850)	874,623	HSBC Bank USA
BRL	29,800	01/02/13	11.830%	Brazilian interbank lending rate(1)	370,074	50,504	319,570	UBS AG
BRL	57,800	01/02/14	11.940%	Brazilian interbank lending rate(1)	1,361,068	(47,514)	1,408,582	HSBC Bank USA
BRL	9,500	01/02/14	10.530%	Brazilian interbank lending rate(1)	68,185	35,821	32,364	HSBC Bank USA
BRL	6,900	01/02/14	10.580%	Brazilian interbank lending rate(1)	53,158	24,088	29,070	Morgan Stanley
BRL	6,000	01/02/14	10.530%	Brazilian interbank lending rate(1)	43,064	20,881	22,183	HSBC Bank USA
BRL	3,600	01/02/14	10.380%	Brazilian interbank lending rate(1)	23,981	9,412	14,569	UBS AG
BRL	2,700	01/02/14	9.980%	Brazilian interbank lending rate(1)	9,405	3,757	5,648	Goldman Sachs & Co.
BRL	1,400	01/02/14	9.970%	Brazilian interbank lending rate(1)	4,439	—	4,439	Barclays Bank PLC
BRL	1,000	01/02/14	10.180%	Brazilian interbank lending rate(1)	5,361	4,303	1,058	HSBC Bank USA
EUR	300	10/15/16	1.850%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(6,155)	(2,903)	(3,252)	Barclays Bank PLC
JPY	1,700,000	12/21/21	1.500%	6 month LIBOR(1)	1,025,139	251,273	773,866	Royal Bank of Scotland PLC

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
JPY	180,000	06/16/35	2.150%	6 month LIBOR(1)	$147,552	$(6,367)	$ 153,919	Bank of America
JPY	130,000	06/16/35	2.150%	6 month LIBOR(1)	106,566	(4,797)	111,363	UBS AG
MXN	8,300	01/28/15	7.340%	28 day Mexican interbank rate(1)	38,424	(2)	38,426	Barclays Bank PLC
MXN	3,700	01/28/15	7.330%	28 day Mexican interbank rate(1)	17,051	(144)	17,195	HSBC Bank USA
MXN	19,800	12/08/15	6.590%	28 day Mexican interbank rate(1)	68,023	(17,153)	85,176	Morgan Stanley
MXN	12,900	12/08/15	6.590%	28 day Mexican interbank rate(1)	44,318	3,391	40,927	HSBC Bank USA
MXN	87,200	06/08/16	6.750%	28 day Mexican interbank rate(1)	335,222	57,578	277,644	Morgan Stanley
MXN	19,200	06/08/16	5.800%	28 day Mexican interbank rate(1)	18,928	1,679	17,249	HSBC Bank USA
MXN	6,800	06/08/16	6.750%	28 day Mexican interbank rate(1)	26,141	2,522	23,619	Barclays Bank PLC
MXN	6,100	06/08/16	6.750%	28 day Mexican interbank rate(1)	23,450	2,885	20,565	HSBC Bank USA
MXN	43,100	09/06/16	5.600%	28 day Mexican interbank rate(1)	7,961	41,918	(33,957)	Barclays Bank PLC
MXN	27,218	09/13/16	5.600%	28 day Mexican interbank rate(1)	5,027	2,415	2,612	HSBC Bank USA
MXN	6,600	07/27/20	6.960%	28 day Mexican interbank rate(1)	20,000	(26,347)	46,347	HSBC Bank USA
MXN	4,700	07/27/20	6.960%	28 day Mexican interbank rate(1)	14,243	(8,774)	23,017	Barclays Bank PLC
MXN	20,200	06/02/21	7.500%	28 day Mexican interbank rate(1)	114,521	6,960	107,561	HSBC Bank USA
MXN	8,200	06/02/21	6.650%	28 day Mexican interbank rate(1)	7,435	3,853	3,582	Morgan Stanley
MXN	7,600	06/02/21	7.500%	28 day Mexican interbank rate(1)	43,087	4,399	38,688	Morgan Stanley
Exchange-traded swap agreements:
GBP	10,700	09/21/13	2.500%	6 month LIBOR(1)	(318,654)	(337,377)	18,723	—

					$4,861,640	$(237,167)	$5,098,807

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX EM14 Index	12/20/15	5.000%	$ 1,600	$ 163,429	$ 158,895	$ 4,534	Citigroup, Inc.
Dow Jones CDX EM16 Index	12/20/16	5.000%	4,000	465,558	390,653	74,905	Citigroup, Inc.
Dow Jones CDX MCDX 15 10Y	12/20/20	1.000%	600	(27,088)	(29,375)	2,287	Citigroup, Inc.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	1,300	(10,559)	(41,748)	31,189	Bank of America
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	800	(6,498)	(16,892)	10,394	Citigroup, Inc.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	700	(5,685)	(14,626)	8,941	Goldman Sachs & Co.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1) (cont’d.)
Dow Jones CDX MCDX 16 5Y	06/20/16	1.000%	$1,500	$ (19,664)	$ (26,287)	$ 6,623	Goldman Sachs & Co.
				$ 559,493	$ 420,620	$138,873

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Abu Dhabi Government	03/20/16	1.000%	$400	0.963%	$ 94	$ (299)	$ 393	UBS AG
Abu Dhabi Government	03/20/16	1.000%	100	0.963%	21	(602)	623	Deutsche Bank AG
Abu Dhabi Government	03/20/16	1.000%	100	0.963%	21	(637)	658	Morgan Stanley
Ally Financial, Inc.	12/20/12	5.000%	300	2.347%	5,948	1,303	4,645	Bank of America
Arab Republic of Egypt	06/20/16	1.000%	100	5.450%	(16,517)	(7,713)	(8,804)	Deutsche Bank AG
Australian Government	06/20/15	1.000%	100	0.439%	1,834	1,211	623	UBS AG
Australian Government	03/20/16	1.000%	1,700	0.550%	31,826	27,853	3,973	Deutsche Bank AG
Australian Government	03/20/16	1.000%	800	0.550%	14,971	13,415	1,556	Royal Bank of Scotland PLC
Australian Government	03/20/16	1.000%	600	0.550%	11,233	10,170	1,063	Royal Bank of Scotland PLC
Australian Government	03/20/16	1.000%	500	0.550%	9,361	8,631	730	Royal Bank of Scotland PLC
Australian Government	06/20/16	1.000%	200	0.579%	3,570	3,945	(375)	Morgan Stanley
Australian Government	06/20/16	1.000%	100	0.579%	1,785	1,993	(208)	Goldman Sachs & Co.
Australian Government	09/20/16	1.000%	1,800	0.623%	31,410	23,830	7,580	Deutsche Bank AG
Australian Government	09/20/16	1.000%	900	0.623%	15,705	11,507	4,198	UBS AG
Australian Government	09/20/16	1.000%	200	0.623%	3,490	2,518	972	Royal Bank of Scotland PLC
Australian Government	09/20/16	1.000%	200	0.623%	3,376	3,152	224	UBS AG
Australian Government	12/20/16	1.000%	200	0.662%	3,258	(813)	4,071	Goldman Sachs & Co.
Australian Government	12/20/16	1.000%	200	0.662%	3,258	(990)	4,248	UBS AG
BP Capital Markets America	12/20/15	1.000%	1,200	0.714%	11,910	(19,946)	31,856	Morgan Stanley
BP Capital Markets America	12/20/15	1.000%	200	0.714%	1,985	(2,540)	4,525	Barclays Bank PLC
Commonwealth of Pennsylvania	03/20/21	1.400%	700	1.301%	4,638	—	4,638	Morgan Stanley
Federal Republic of Brazil	12/20/12	1.000%	400	0.487%	1,648	264	1,384	BNP Paribas
Federal Republic of Brazil	12/20/12	1.000%	200	0.487%	824	161	663	Citigroup, Inc.
Federal Republic of Brazil	12/20/12	1.000%	200	0.487%	824	161	663	Goldman Sachs & Co.
Federal Republic of Brazil	09/20/13	1.000%	2,850	0.574%	19,038	12,366	6,672	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	500	0.807%	2,143	(2,725)	4,868	Barclays Bank PLC

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Federal Republic of Brazil	06/20/15	1.000%	$500	0.807%	$2,143	$ (6,026)	$ 8,169	Barclays Bank PLC
Federal Republic of Germany	12/20/16	0.250%	2,000	0.630%	(36,835)	(75,054)	38,219	Morgan Stanley
Federal Republic of Germany	12/20/16	0.250%	1,200	0.630%	(22,101)	(47,577)	25,476	Goldman Sachs & Co.
Federal Republic of Germany	12/20/16	0.250%	300	0.630%	(5,525)	(12,910)	7,385	Barclays Bank PLC
Federal Republic of Germany	12/20/16	0.250%	300	0.630%	(5,525)	(11,387)	5,862	Goldman Sachs & Co.
GAZPROM International	12/20/12	1.000%	500	0.630%	1,535	(5,953)	7,488	Deutsche Bank AG
GAZPROM International	12/20/12	1.000%	200	0.630%	614	(2,413)	3,027	UBS AG
General Electric Capital Corp.	12/20/12	1.000%	1,200	0.402%	5,913	(1,911)	7,824	Bank of America
Japan Gov’t. Series 55	12/20/15	1.000%	800	0.713%	7,993	12,695	(4,702)	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%	1,300	0.760%	11,584	(4,791)	16,375	UBS AG
Japan Gov’t. Series 55	03/20/16	1.000%	100	0.760%	891	(555)	1,446	Morgan Stanley
Merrill Lynch Co.	09/20/12	1.000%	300	1.243%	(659)	(4,423)	3,764	Barclays Bank PLC
Penerbangan Malaysia	09/20/12	1.000%	400	0.215%	1,595	1,030	565	Morgan Stanley
People’s Republic of China	09/20/12	1.000%	300	0.309%	1,152	773	379	Barclays Bank PLC
People’s Republic of China	12/20/12	1.000%	100	0.309%	543	(187)	730	Barclays Bank PLC
People’s Republic of China	12/20/15	1.000%	1,300	0.833%	9,087	20,470	(11,383)	UBS AG
People’s Republic of China	03/20/16	1.000%	1,900	0.863%	10,444	15,602	(5,158)	Citigroup, Inc.
People’s Republic of China	06/20/16	1.000%	1,400	0.890%	6,846	13,425	(6,579)	BNP Paribas
People’s Republic of China	06/20/16	1.000%	600	0.890%	2,917	5,373	(2,456)	Royal Bank of Scotland PLC
People’s Republic of China	09/20/16	1.000%	200	0.958%	270	—	270	Deutsche Bank AG
People’s Republic of China	12/20/16	1.000%	1,600	1.018%	(1,979)	(68,107)	66,128	Morgan Stanley
People’s Republic of China	12/20/16	1.000%	600	1.018%	(275)	(25,663)	25,388	Deutsche Bank AG
People’s Republic of China	12/20/16	1.000%	200	1.018%	(92)	(8,755)	8,663	Citigroup, Inc.
Petrobras Intl. Finance Corp.	09/20/15	1.000%	600	1.248%	(3,684)	(13,956)	10,272	Morgan Stanley
Republic of Indonesia	03/20/16	1.000%	2,600	1.362%	(27,718)	(47,078)	19,360	Bank of America
Republic of Indonesia	03/20/16	1.000%	500	1.362%	(5,330)	(9,584)	4,254	BNP Paribas
Republic of Indonesia	03/20/16	1.000%	200	1.362%	(2,132)	(3,616)	1,484	Citigroup, Inc.
Republic of Indonesia	03/20/16	1.000%	200	1.362%	(2,132)	(3,612)	1,480	Morgan Stanley
Republic of Indonesia	06/20/21	1.000%	100	2.071%	(8,185)	(6,083)	(2,102)	UBS AG
Republic of Korea	12/20/12	1.000%	600	0.428%	2,729	(1,808)	4,537	Deutsche Bank AG
Republic of Korea	12/20/12	1.000%	500	0.428%	2,274	(1,656)	3,930	Deutsche Bank AG

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Republic of Peru	06/20/16	1.000%		$700	1.001%	$(839)	$(15,372)	$14,533	HSBC Bank USA Deutsche Bank
Republic of Philippines	09/20/15	1.000%		2,700	1.024%	4,218	(44,888)	49,106	AG
Republic of Philippines	09/20/15	1.000%		2,500	1.024%	3,905	(55,762)	59,667	HSBC Bank USA
Republic of Philippines	09/20/15	1.000%		1,300	1.024%	2,031	(17,224)	19,255	HSBC Bank USA
Republic of Philippines	09/20/15	1.000%		800	1.024%	1,250	(13,300)	14,550	Deutsche Bank AG
Republic of Philippines	12/20/15	1.000%		530	1.100%	(462)	(7,369)	6,907	HSBC Bank USA
Republic of Turkey	06/20/21	1.000%		100	2.670%	(12,750)	(8,733)	(4,017)	Deutsche Bank AG
RSHB Capital	09/20/12	1.000%		3,000	1.210%	7,278	(12,216)	19,494	Goldman Sachs & Co.
Russian Federation	12/20/12	1.000%		600	0.530%	2,283	(4,428)	6,711	Citigroup, Inc.
Russian Federation	12/20/12	1.000%		500	0.530%	1,903	(3,299)	5,202	HSBC Bank USA
Russian Federation	12/20/12	1.000%		300	0.530%	1,142	(1,859)	3,001	Morgan Stanley
State of California	06/20/16	2.150%		700	1.493%	(2,960)	—	(2,960)	Morgan Stanley
State of California	12/20/20	2.930%		1,200	1.975%	68,669	—	68,669	Bank of America
State of California	12/20/20	2.950%		500	1.975%	29,349	—	29,349	Citigroup, Inc.
State of California	03/20/21	2.150%		500	1.990%	4,466	—	4,466	Morgan Stanley
State of California	06/20/21	2.150%		500	2.003%	3,996	—	3,996	Morgan Stanley
State of Connecticut	03/20/21	1.630%		400	1.489%	3,901	—	3,901	Morgan Stanley
State of Illinois	03/20/21	2.870%		500	2.339%	16,681	—	16,681	Morgan Stanley
State of Illinois	03/20/21	2.780%		500	2.339%	14,160	—	14,160	Morgan Stanley
State of New York	03/20/21	1.850%		700	1.306%	26,178	—	26,178	Bank of America
State of Qatar	03/20/16	1.000%		500	0.965%	300	—	300	Bank of America
State of Qatar	03/20/16	1.000%		100	0.965%	57	(674)	731	Deutsche Bank AG
U.S. Treasury Note	06/20/16	0.250%	EUR	1,500	0.271%	2,540	(21,354)	23,894	Royal Bank of Scotland PLC
U.S. Treasury Note	06/20/16	0.250%	EUR	800	0.271%	1,354	(10,697)	12,051	Royal Bank of Scotland PLC
U.S. Treasury Note	06/20/16	0.250%	EUR	700	0.271%	1,185	(9,745)	10,930	UBS AG
United Kingdom Treasury	06/20/15	1.000%		1,600	0.286%	37,130	4,675	32,455	Morgan Stanley
United Kingdom Treasury	06/20/15	1.000%		700	0.286%	16,244	2,045	14,199	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		400	0.286%	9,268	2,146	7,122	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		300	0.286%	6,962	1,696	5,266	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		100	0.286%	2,321	477	1,844	Citigroup, Inc.
United Kingdom Treasury	06/20/15	1.000%		100	0.286%	2,321	501	1,820	Citigroup, Inc.
United Kingdom Treasury	12/20/15	1.000%		1,400	0.395%	32,076	21,879	10,197	Deutsche Bank AG
United Kingdom Treasury	06/20/16	1.000%		300	0.477%	6,786	3,205	3,581	Citigroup, Inc.
United Kingdom Treasury	06/20/16	1.000%		100	0.477%	2,262	1,068	1,194	Citigroup, Inc.
United Kingdom Treasury	09/20/16	1.000%		3,300	0.533%	71,816	22,455	49,361	Morgan Stanley
United Mexican States	12/20/12	1.000%		600	0.299%	3,300	746	2,554	Citigroup, Inc.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
United Mexican States	12/20/12	1.000%	$ 200	0.299%	$1,100	$ 292	$ 808	Goldman Sachs & Co.
United Mexican States	12/20/15	1.000%	6,000	0.870%	30,716	(46,599)	77,315	Bank of America
United Mexican States	03/20/16	1.000%	200	0.907%	428	(1,044)	1,472	HSBC Bank USA
United Mexican States	03/20/21	1.000%	800	1.473%	(29,903)	(32,688)	2,785	HSBC Bank USA
URBI Desarrollos Urbanos	03/20/16	5.000%	300	N/A	(25,943)	(9,568)	(16,375)	Deutsche Bank AG
					$460,731	$(463,156)	$923,887

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
Bank of America	06/20/18	$700	1.000%	$53,487	$ 99,116	$ (45,629)	Deutsche Bank AG
Dow Jones CDX HY 18 5Y Index	06/20/17	11,475	5.000%	217,118	286,124	(69,006)	Royal Bank of Scotland PLC
Dow Jones CDX HY 18 5Y Index	06/20/17	2,700	5.000%	51,087	67,323	(16,236)	Royal Bank of Scotland PLC
Dow Jones CDX HY 18 5Y Index	06/20/17	2,000	5.000%	37,842	49,869	(12,027)	Royal Bank of Scotland PLC
Embarq Corp.	06/20/16	1,200	1.000%	4,651	(13,659)	18,310	Deutsche Bank AG
Hanson Ltd.	03/20/13	600	1.000%	(1,822)	(260)	(1,562)	Goldman Sachs & Co.
Host Hotels & Resorts	12/20/15	675	1.000%	21,766	28,558	(6,792)	Bank of America
J.C. Penney Corp.	06/20/17	1,100	1.000%	134,049	48,773	85,276	Deutsche Bank AG
				$518,178	$565,844	$ (47,666)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at March 31, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas	06/15/12	$4,153	Pay 3 month LIBOR -18 bps and receive return on TSY INFL IX N/B.	$2,490	$ —	$ 2,490
Credit Suisse First Boston	06/29/12	14,954	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 1 Month LIBOR.	—	—	—
Credit Suisse First Boston	06/29/12	31,676	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	—	—	—
Credit Suisse First Boston	06/29/12	18,000	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	538,208	9,000	529,208

				$540,698	$9,000	$531,698

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,426,395,975	$—	$—
Common Stocks	628,893,258	350,000	24
Exchange Traded Funds	216,085,686	—	—
Preferred Stocks	8,636,498	126	661,314
Rights	—	3	—
Unaffiliated Mutual Funds	129,079,583	—	—
Warrants	1,374,507	—	202,029
Asset-Backed Securities	—	21,656,753	572,596
Bank Loans	—	2,033,523	—
Commercial Mortgage-Backed Securities	—	13,555,154	—
Convertible Bonds	—	162,099,463	807,344
Corporate Bonds	—	288,949,377	2,215,757
Foreign Government Bonds	—	259,823,415	—
Municipal Bonds	—	6,301,292	—
Residential Mortgage-Backed Securities	—	41,003,139	—
U.S. Government Agency Obligations	—	68,225,225	—
U.S. Treasury Obligations	—	338,671,215	—
Repurchase Agreements	—	46,000,000	—
Foreign Treasury Obligations	—	19,869,482	—
Options Purchased	203,448	263,044	—
Options Written	(652,138)	(1,004,318)	(9,783)
Short Sales – Common Stocks	(358,765,687)	—	(5)
Short Sales – Exchange Traded Funds	(8,071,189)	—	—
Short Sales – U.S. Government Agency Obligation	—	(3,263,437)	—
Other Financial Instruments*
Futures	(4,268,185)	—	—
Foreign Forward Currency Contracts	—	1,682,559	—
Interest Rate Swaps	18,723	5,080,084	—
Credit Default Swaps	—	1,031,469	(16,375)
Total Return Swaps	—	531,698	—

Total	$6,038,930,479	$1,272,859,266	$4,432,901

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Derivative Fair Value at 3/31/12
Credit contracts	$ 1,015,094
Equity contracts	4,381,587
Foreign exchange contracts	1,682,559
Interest rate contracts	4,444,735
Commodity contracts	(7,087,211)
Total	$ 4,436,764

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
AFFILIATED MUTUAL FUNDS — 2.9%
AST Federated Aggressive Growth Portfolio	3,086,356	$30,709,243
AST Goldman Sachs Small-Cap Value Portfolio	1,874,729	21,990,575
AST Small-Cap Growth Portfolio*	1,841,351	42,479,976
AST Small-Cap Value Portfolio	3,560,248	51,231,964

TOTAL AFFILIATED MUTUAL FUNDS (cost $128,568,018)(w)		146,411,758

COMMON STOCKS — 48.0%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom)	822,800	3,946,861
Boeing Co. (The)	73,200	5,443,884
Elbit Systems Ltd. (Israel)	32,000	1,241,454
Finmeccanica SpA (Italy)	160,800	870,708
Honeywell International, Inc.	131,400	8,021,970
Lockheed Martin Corp.(a)	48,100	4,322,266
Raytheon Co.	143,200	7,558,096
Rolls-Royce Holdings PLC (United Kingdom)*	836,469	10,863,929
Thales SA (France)	61,400	2,297,822
United Technologies Corp.	40,100	3,325,894

		47,892,884

Agriculture — 0.1%
Golden Agri-Resources Ltd. (Singapore)	3,868,000	2,415,481
Hokuto Corp. (Japan)	35,500	747,572

		3,163,053

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	362,700	252,432
Cathay Pacific Airways Ltd. (Hong Kong)	769,000	1,424,010
Qantas Airways Ltd. (Australia)*	451,400	834,636
Southwest Airlines Co.	1,431,500	11,795,560

		14,306,638

Apparel — 0.5%
Burberry Group PLC (United Kingdom)	261,124	6,252,441
Coach, Inc.	202,862	15,677,175
Deckers Outdoor Corp.*(a)	60,036	3,785,270
Yue Yuen Industrial Holdings Ltd. (Bermuda)	451,500	1,584,353

		27,299,239

Auto/Trucks Parts & Equipment — 0.2%
Calsonic Kansei Corp. (Japan)	162,000	988,402
Cie Generale des Etablissements Michelin (France) (Class B Stock)	33,500	2,494,438
Keihin Corp. (Japan)	52,500	971,729
Valeo SA (France)	54,400	2,852,809
Yokohama Rubber Co. Ltd. (The) (Japan)	238,000	1,713,761

		9,021,139

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	114,931	10,335,957
Daimler AG (Germany)	74,300	4,480,058
General Motors Co.*(a)	419,500	10,760,175
Nissan Motor Co. Ltd. (Japan)	185,900	1,978,711
Nissan Shatai Co. Ltd. (Japan)	85,000	889,332
Renault SA (France)	47,600	2,509,223
Volkswagen AG (Germany)	27,200	4,385,868

		35,339,324

	Shares	Value
COMMON STOCKS (Continued)
Automotive Parts — 0.1%
AutoZone, Inc.*	14,195	$5,277,701

Banks — 0.4%
Banco Espanol de Credito SA (Spain)	136,800	655,729
Bank of America Corp.	1,483,500	14,197,095
Barclays PLC (United Kingdom)	639,800	2,407,437
Bendigo and Adelaide Bank Ltd. (Australia)	135,100	1,084,562
Dexia SA (Belgium)*	15,923	6,159
Fukuoka Financial Group, Inc. (Japan)	217,000	962,172
Nishi-Nippon City Bank Ltd. (The) (Japan)	371,000	1,048,858
Societe Generale SA (France)	28,100	823,186

		21,185,198

Beverages — 0.2%
Beam, Inc.	63,400	3,713,338
PepsiCo, Inc.	129,400	8,585,690

		12,299,028

Biotechnology — 0.6%
Amgen, Inc.	136,900	9,307,831
Biogen Idec, Inc.*	160,898	20,268,321

		29,576,152

Building Materials — 0.1%
Cie de Saint-Gobain (France)	112,764	5,035,947
Ciments Francais SA (France)	7,500	536,650
Hong Leong Asia Ltd. (Singapore)	377,000	583,322

		6,155,919

Capital Markets — 0.2%
Credit Suisse Group AG (Switzerland)	48,200	1,373,863
Deutsche Bank AG (Germany)	48,800	2,427,992
Partners Group Holding AG (Switzerland)	32,220	6,285,523

		10,087,378

Chemicals — 2.3%
Arkema SA (France)	100,675	9,381,510
Asahi Kasei Corp. (Japan)	341,000	2,105,243
BASF SE (Germany)	166,990	14,607,922
Bayer AG (Germany)	27,500	1,934,342
Clariant AG (Switzerland)*	92,700	1,279,541
Dow Chemical Co. (The)	294,132	10,188,732
Johnson Matthey PLC (United Kingdom)	236,278	8,915,224
Koninklijke DSM NV (Netherlands)	45,900	2,655,906
Lanxess AG (Germany)	19,100	1,578,866
Monsanto Co.	364,433	29,067,176
Nippon Shokubai Co. Ltd. (Japan)	117,000	1,355,600
NOF Corp. (Japan)	329,000	1,601,873
Praxair, Inc.	173,508	19,890,957
Sumitomo Bakelite Co. Ltd. (Japan)	2,070	10,904
Syngenta AG (Switzerland)*	28,051	9,698,368
Tessenderlo Chemie NV (Belgium)	8,700	290,429
Toagosei Co. Ltd. (Japan)	275,000	1,265,857

		115,828,450

Commercial Banks — 1.4%
Aozora Bank Ltd. (Japan)	892,000	2,575,668
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	923,950
Banco Santander SA (Spain)	393,900	3,031,253
Bank Hapoalim BM (Israel)	247,900	910,277
Bank of Queensland Ltd. (Australia)	230,700	1,739,707
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	7,101,000	5,397,195

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
BNP Paribas SA (France)	322,331	$15,293,516
Credicorp Ltd. (Bermuda)	58,355	7,692,356
Credit Agricole SA (France)	108,700	675,578
Danske Bank A/S (Denmark)*	17,600	298,091
DnB ASA (Norway)	88,600	1,138,859
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	14,731,000	9,503,810
KBC GROEP NV (Belgium)	36,300	910,659
Standard Chartered PLC (United Kingdom)	378,593	9,446,658
Swedbank AB (Sweden) (Class A Stock)	140,200	2,178,506
Toronto-Dominion Bank (The) (Canada)	103,839	8,813,484

		70,529,567

Commercial Services — 0.6%
Emeco Holdings Ltd. (Australia)	1,251,400	1,399,965
Nichii Gakkan Co. (Japan)	165,200	2,211,449
Toppan Forms Co. Ltd. (Japan)	77,600	711,591
Visa, Inc. (Class A Stock)	228,672	26,983,296

		31,306,301

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	444,275	5,660,029

Communication Equipment — 0.4%
QUALCOMM, Inc.	322,894	21,963,250

Computer Services & Software — 2.4%
Accenture PLC (Ireland) (Class A Stock)	310,611	20,034,410
Apple, Inc.*	89,568	53,693,329
Dell, Inc.*	481,500	7,992,900
Hewlett-Packard Co.	137,000	3,264,710
International Business Machines Corp.	51,750	10,797,638
Logica PLC (United Kingdom)	1,019,000	1,623,359
Microsoft Corp.	722,500	23,300,625
NEC Fielding Ltd. (Japan)	20,600	268,544
Tieto Oyj (Finland)	95,600	1,796,508
Wincor Nixdorf AG (Germany)	24,200	1,190,651

		123,962,674

Computers & Peripherals — 0.1%
Lenovo Group Ltd. (Hong Kong)	8,208,000	7,388,262

Consumer Products & Services — 0.6%
Avon Products, Inc.	312,500	6,050,000
Estee Lauder Cos., Inc. (The) (Class A Stock)	151,292	9,371,026
Kimberly-Clark Corp.	72,000	5,320,080
Pacific Brands Ltd. (Australia)	2,607,900	1,647,851
Procter & Gamble Co. (The)	145,900	9,805,939

		32,194,896

Containers & Packaging
Rengo Co. Ltd. (Japan)	146,000	1,010,729
Rexam PLC (United Kingdom)	150,900	1,033,274

		2,044,003

Distribution/Wholesale — 0.2%
Marubeni Corp. (Japan)	489,000	3,527,039
Sumitomo Corp. (Japan)	251,500	3,634,094
Toyota Tsusho Corp. (Japan)	64,500	1,313,066

		8,474,199

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.1%
Jardine Cycle & Carriage Ltd. (Singapore)	165,000	$6,338,531

Diversified Financial Services — 1.3%
Challenger Ltd. (Australia)	269,200	1,059,634
Charles Schwab Corp. (The)(a)	449,500	6,459,315
Fuyo General Lease Co. Ltd. (Japan)	25,800	915,172
Hitachi Capital Corp. (Japan)	42,400	631,108
Intermediate Capital Group PLC (United Kingdom)	421,400	1,951,300
ORIX Corp. (Japan)	112,850	10,770,992
Paragon Group of Cos. PLC (United
Kingdom)	504,700	1,532,990
SLM Corp.	457,500	7,210,200
Tullett Prebon PLC (United Kingdom)	161,500	904,111
U.S. Bancorp	1,162,283	36,821,125

		68,255,947

Diversified Machinery — 0.5%
Cummins, Inc.	120,188	14,427,368
OC Oerlikon Corp. AG (Switzerland)*	163,300	1,447,214
Rheinmetall AG (Germany)	35,200	2,084,189
Rockwell Automation, Inc.	101,085	8,056,475

		26,015,246

Diversified Manufacturing — 0.8%
3M Co.	172,400	15,379,804
Cookson Group PLC (United Kingdom)	188,600	2,084,495
Danaher Corp.	229,645	12,860,120
Ingersoll-Rand PLC (Ireland)	131,000	5,416,850
Mitsubishi Corp. (Japan)	60,900	1,412,686
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	1,881,927
Trelleborg AB (Sweden) (Class B Stock)	184,100	1,922,868

		40,958,750

Diversified Operations
Mitsui & Co. Ltd. (Japan)	119,000	1,950,985

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	620,000	19,362,600

Electric — 0.7%
Entergy Corp.	152,100	10,221,120
Exelon Corp.	352,500	13,821,525
NRG Energy, Inc.*	446,500	6,996,655
RWE AG (Germany)	49,500	2,363,792

		33,403,092

Electric Utilities
SSE PLC (United Kingdom)	7,964	169,292

Electronic Components — 0.4%
Eizo Nanao Corp. (Japan)	13,400	286,553
Emerson Electric Co.	52,700	2,749,886
Enel SpA (Italy)	876,300	3,169,588
Nikon Corp. (Japan)	207,300	6,291,381
TE Connectivity Ltd. (Switzerland)	177,000	6,504,750

		19,002,158

Electronic Equipment & Instruments — 0.2%
Kingboard Chemical Holdings Ltd. (Cayman Islands)	589,500	2,061,016
Thermo Fisher Scientific, Inc.	153,200	8,637,416

		10,698,432

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronics
Nippon Electric Glass Co. Ltd. (Japan)	92,000	$799,178

Energy – Energy Resources
BKW SA (Switzerland)	9,501	341,013

Energy Equipment & Services — 0.2%
Petrofac Ltd. (United Kingdom)	341,121	9,493,771

Engineering/Construction — 0.1%
Bouygues SA (France)	58,100	1,776,808
COMSYS Holdings Corp. (Japan)	93,900	1,016,484
Kyowa Exeo Corp. (Japan)	153,500	1,381,630
NCC AB (Sweden) (Class B Stock)	67,900	1,431,732

		5,606,654

Entertainment & Leisure — 0.1%
Heiwa Corp. (Japan)	79,000	1,586,299
Madison Square Garden Co. (The) (Class A Stock)*	66,000	2,257,200
Namco Bandai Holdings, Inc. (Japan)	86,400	1,246,365
Thomas Cook Group PLC (United Kingdom)	432,300	155,578

		5,245,442

Equipment Services
Downer EDI Ltd. (Australia)*	253,800	1,056,854

Financial – Bank & Trust — 1.7%
Banco Popolare Scarl (Italy)	19,500	36,982
Bank of Ireland (Ireland)*	14,600	2,415
DBS Group Holdings Ltd. (Singapore)	291,000	3,282,590
Fifth Third Bancorp	495,000	6,954,750
KeyCorp	810,000	6,885,000
Mitsubishi UFJ Financial Group, Inc. (Japan)	708,900	3,528,655
Mizuho Financial Group, Inc. (Japan)	1,319,900	2,152,791
Morgan Stanley	766,500	15,054,060
National Australia Bank Ltd. (Australia)	146,900	3,743,295
State Street Corp.	75,400	3,430,700
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	400,000	1,275,825
Wells Fargo & Co.	1,132,667	38,669,251
Westpac Banking Corp. (Australia)	84,800	1,922,821

		86,939,135

Financial Services — 1.4%
Alpha Bank A.E. (Greece)*	8,400	10,957
American Express Co.	206,800	11,965,448
Ameriprise Financial, Inc.	94,900	5,421,637
Goldman Sachs Group, Inc. (The)	34,600	4,303,202
H&R Block, Inc.	242,000	3,985,740
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	2,846
JPMorgan Chase & Co.	591,600	27,201,768
Keiyo Bank Ltd. (The) (Japan)	165,000	791,410
Sumitomo Mitsui Financial Group, Inc. (Japan)	116,700	3,839,242
UBS AG (Switzerland)*	122,000	1,709,649
Western Union Co. (The)	524,000	9,222,400

		68,454,299

Foods — 0.9%
Dairy Crest Group PLC (United Kingdom)	112,800	600,987
Delhaize Group SA (Belgium)	52,900	2,783,319
East Asiatic Co. Ltd. A/S (Denmark)	10,000	292,141
Goodman Fielder Ltd. (Australia)	1,944,117	1,389,532

	Shares	Value
COMMON STOCKS (Continued)
Foods (cont’d.)
J. Sainsbury PLC (United Kingdom)	707,100	$3,520,797
Kellogg Co.	139,300	7,470,659
Koninklijke Ahold NV (Netherlands)	322,800	4,473,108
Marston’s PLC (United Kingdom)	466,800	732,455
Megmilk Snow Brand Co. Ltd. (Japan)	111,500	2,079,932
Metro AG (Germany)	33,000	1,275,917
Morinaga Milk Industry Co. Ltd. (Japan)	546,000	2,143,893
Premier Foods PLC (United Kingdom)*	2,869,410	745,808
Toyo Suisan Kaisha Ltd. (Japan)	49,000	1,272,212
Unilever NV (Netherlands), CVA	314,787	10,712,053
WM Morrison Supermarkets PLC (United Kingdom)	891,600	4,249,789

		43,742,602

Healthcare Products — 0.2%
Cie Generale d’Optique Essilor International SA (France)	90,051	8,026,392

Holding Companies – Diversified
First Pacific Co. Ltd. (Bermuda)	1,120,000	1,241,792

Home Furnishings
Electrolux AB (Sweden) (Class B Stock)	54,900	1,160,934
Pace PLC (United Kingdom)	354,800	424,205

		1,585,139

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC (United Kingdom)	962,107	10,087,350
McDonald’s Corp.	214,202	21,013,216
Plenus Co. Ltd. (Japan)	29,700	537,162
Wynn Resorts Ltd.	168,213	21,006,439

		52,644,167

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)*	213,127	4,499,802

Industrial Conglomerates — 0.3%
General Electric Co.	872,000	17,501,040

Insurance — 1.5%
Aegon NV (Netherlands)*	218,400	1,212,896
AIA Group Ltd. (Hong Kong)	3,051,400	11,179,161
Allianz SE (Germany)	27,000	3,221,822
Allstate Corp. (The)	274,500	9,036,540
Aviva PLC (United Kingdom)	329,700	1,748,169
AXA SA (France)	95,300	1,579,881
Baloise Holding AG (Switzerland)	27,000	2,174,477
Beazley PLC (United Kingdom)	434,825	970,219
Fondiaria-SAI SpA (Italy)*	14,900	21,224
Hannover Rueckversicherung AG (Germany)	21,500	1,277,171
Helvetia Holding AG (Switzerland)	3,200	1,186,662
ING Groep NV (Netherlands), CVA*	325,100	2,708,625
Legal & General Group PLC (United Kingdom)	717,700	1,500,374
Marsh & McLennan Cos., Inc.	450,000	14,755,500
MetLife, Inc.	152,000	5,677,200
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	11,400	1,718,841
Old Mutual PLC (United Kingdom)	912,900	2,315,834
RSA Insurance Group PLC (United Kingdom)	425,600	712,056
SCOR SE (France)	68,500	1,850,932

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)*	19,100	$2,272,449
Swiss Re Ltd. (Switzerland)*	51,900	3,314,540
XL Group PLC (Ireland)	90,500	1,962,945
Zurich Financial Services AG (Switzerland)*	13,800	3,708,740

		76,106,258

Internet — 2.0%
Amazon.com, Inc.*	34,153	6,916,324
Baidu, Inc. (Cayman Islands), ADR*	236,341	34,451,427
Google, Inc. (Class A Stock)*	29,503	18,918,504
LinkedIn Corp. (Class A Stock)*(a)	44,792	4,568,336
priceline.com, Inc.*(a)	48,678	34,926,465
Youku.com, Inc. (Cayman Islands), ADR*(a)	156,333	3,437,763

		103,218,819

Internet Software & Services — 0.2%
Gree, Inc. (Japan)	124,300	3,137,160
NetEase.com (Cayman Islands), ADR*	93,708	5,444,435

		8,581,595

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg)	60,600	1,158,188
Nucor Corp.	95,200	4,088,840
OneSteel Ltd. (Australia)	1,311,300	1,684,306

		6,931,334

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.(a)	494,500	10,839,440

Machinery — 0.5%
Atlas Copco AB (Sweden) (Class A Stock)	313,557	7,587,968
FANUC Corp. (Japan)	55,400	9,825,686
Weir Group PLC (The) (United Kingdom)	211,815	5,976,354

		23,390,008

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	5,100	2,333,333

Marine — 0.1%
Kuehne & Nagel International AG (Switzerland)	48,365	6,541,893

Media — 1.2%
British Sky Broadcasting Group PLC (United Kingdom)	422,351	4,566,687
Cablevision Systems Corp. (Class A Stock)(a)	204,500	3,002,060
Comcast Corp. (Class A Stock)	250,500	7,517,505
Liberty Media Corp.—Liberty Capital (Class A Stock)*	23,400	2,062,710
Pearson PLC (United Kingdom)	437,110	8,145,124
Time Warner Cable, Inc.	188,900	15,395,350
Time Warner, Inc.(a)	471,500	17,799,125
Trinity Mirror PLC (United Kingdom)*	126,600	75,936

		58,564,497

Medical Supplies & Equipment — 0.5%
Covidien PLC (Ireland)	198,000	10,826,640
Johnson & Johnson	235,500	15,533,580

		26,360,220

Metals & Mining — 1.0%
Ausdrill Ltd. (Australia)	267,300	1,165,677
BlueScope Steel Ltd. (Australia)*	247,500	101,267
Boliden AB (Sweden)	161,300	2,533,189

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
CONSOL Energy, Inc.	162,500	$5,541,250
Glencore International PLC (United Kingdom)(a)	1,100,131	6,852,064
Mitsui Mining & Smelting Co. Ltd. (Japan)	281,000	791,023
Mount Gibson Iron Ltd. (Australia)	1,000,000	1,160,153
Precision Castparts Corp.(a)	98,179	16,975,149
Rio Tinto Ltd. (Australia)	39,100	2,648,816
Shougang Fushan Resources Group Ltd. (Hong Kong)	2,782,000	942,195
Sims Metal Management Ltd. (Australia)	28,400	432,153
St Barbara Ltd. (Australia)*	581,700	1,241,262
ThyssenKrupp AG (Germany)	17,600	438,128
United States Steel Corp.(a)	82,000	2,408,340
Vulcan Materials Co.	192,400	8,221,252

		51,451,918

Multimedia — 0.1%
Vivendi SA (France)	198,900	3,650,174

Multi-Utilities — 0.1%
Centrica PLC (United Kingdom)	1,424,675	7,209,968

Oil & Gas — 2.9%
Baker Hughes, Inc.	213,300	8,945,802
Caltex Australia Ltd. (Australia)	155,500	2,237,329
ENI SpA (Italy)	211,100	4,952,385
EQT Corp.	62,700	3,022,767
Exxon Mobil Corp.	281,100	24,379,803
Fred Olsen Energy ASA (Norway)	54,244	2,126,992
Halliburton Co.	641,679	21,297,326
JX Holdings, Inc. (Japan)	222,900	1,381,511
Murphy Oil Corp.	208,200	11,715,414
National Oilwell Varco, Inc.(a)	261,435	20,776,239
NiSource, Inc.	42,000	1,022,700
Occidental Petroleum Corp.	231,860	22,080,028
OMV AG (Austria)	90,800	3,227,330
Total SA (France)	123,100	6,278,217
Total SA (France), ADR	228,500	11,680,920

		145,124,763

Oil, Gas & Consumable Fuels — 0.5%
Petroleo Brasileiro SA (Brazil)	472,115	6,256,245
Statoil ASA (Norway)	420,649	11,419,699
Tullow Oil PLC (United Kingdom)	229,014	5,593,480

		23,269,424

Oil, Gas and Consumable Fuels — 1.6%
BG Group PLC (United Kingdom)	304,889	7,061,409
BP PLC (United Kingdom)	1,030,800	7,626,304
Chevron Corp.	259,450	27,823,418
Newfield Exploration Co.*	187,500	6,502,500
Repsol YPF SA (Spain)	125,500	3,148,422
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	351,100	12,351,959
Royal Dutch Shell PLC (United Kingdom), ADR	179,900	12,616,387
Schlumberger Ltd. (Netherlands)	49,500	3,461,535

		80,591,934

Paper & Forest Products — 0.4%
DS Smith PLC (United Kingdom)	212,600	609,032
International Paper Co.	361,500	12,688,650

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Shares
	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Lee & Man Paper Manufacturing Ltd. (Cayman Islands)	3,477,000	$ 1,620,843
Mondi PLC (United Kingdom)	285,400	2,691,032

		17,609,557

Pharmaceuticals — 2.6%
Allergan, Inc.	135,658	12,945,843
AstraZeneca PLC (United Kingdom)	182,600	8,116,529
Bristol-Myers Squibb Co.	321,395	10,847,081
GlaxoSmithKline PLC (United Kingdom)	138,200	3,086,953
H. Lundbeck A/S (Denmark)	40,200	805,513
KYORIN Holdings, Inc. (Japan)	52,000	984,463
Mead Johnson Nutrition Co.	224,839	18,544,721
Merck & Co., Inc.	501,500	19,257,600
Merck KGaA (Germany)	10,600	1,173,112
Novartis AG (Switzerland)	99,300	5,495,766
Novo Nordisk A/S (Denmark) (Class B Stock)	74,528	10,318,645
Otsuka Holdings Co. Ltd. (Japan)	14,200	420,321
Pfizer, Inc.	1,004,000	22,750,640
Roche Holding AG (Switzerland)	24,000	4,176,803
Sanofi (France)	93,200	7,238,075
Teva Pharmaceutical Industries Ltd. (Israel)	71,900	3,179,014

		129,341,079

Pipelines — 0.3%
Spectra Energy Corp.	479,000	15,112,450

Real Estate — 0.1%
St. Joe Co. (The)*(a)	238,500	4,533,885

Real Estate Operation & Development — 0.2%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	258,716	8,167,664
Daito Trust Construction Co. Ltd. (Japan)	37,300	3,348,303

		11,515,967

Retail — 2.8%
Cie Financiere Richemont SA (Switzerland), ADR	2,398,980	14,921,656
Cocokara Fine, Inc. (Japan)	34,900	1,099,242
Debenhams PLC (United Kingdom)	1,925,200	2,488,102
Dollar Tree, Inc.*	38,474	3,635,408
Harvey Norman Holdings Ltd. (Australia)	708,000	1,474,099
Home Retail Group PLC (United Kingdom)	523,700	954,923
Kesa Electricals PLC (United Kingdom)	587,300	657,566
K’s Holdings Corp. (Japan)	31,200	1,005,698
Lowe’s Cos., Inc.	404,500	12,693,210
Lululemon Athletica, Inc.*(a)	45,749	3,416,535
Marks & Spencer Group PLC (United Kingdom)	579,100	3,510,539
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	43,100	934,693
O’Reilly Automotive, Inc.*	117,305	10,715,812
Starbucks Corp.(a)	472,822	26,426,022
TJX Cos., Inc. (The)	990,026	39,313,932
Tsuruha Holdings, Inc. (Japan)	22,300	1,313,429
WH Smith PLC (United Kingdom)	255,400	2,226,376
Yum! Brands, Inc.	199,001	14,164,891

		140,952,133

Retail & Merchandising — 1.1%
Aoyama Trading Co. Ltd. (Japan)	39,600	839,652
Circle K Sunkus Co. Ltd. (Japan)	38,400	821,631

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Kohl’s Corp.(a)	239,600	$ 11,987,188
Limited Brands, Inc.(a)	175,717	8,434,416
Myer Holdings Ltd. (Australia)	779,800	1,890,150
NIKE, Inc. (Class B Stock)	222,931	24,174,638
Shimachu Co. Ltd. (Japan)	78,200	1,842,334
Wal-Mart Stores, Inc.	124,000	7,588,800

		57,578,809

Semiconductors & Semiconductor Equipment — 0.5%
ASM Pacific Technology Ltd. (Cayman Islands)	566,200	8,260,904
Samsung Electronics Co. Ltd. (South Korea)	14,658	16,494,374

		24,755,278

Software — 1.0%
Check Point Software Technologies Ltd. (Israel)*(a)	269,000	17,172,960
Dassault Systemes SA (France)	73,888	6,798,614
Micro Focus International PLC (United Kingdom)	238,040	1,800,910
SAP AG (Germany)	199,173	13,908,826
VMware, Inc. (Class A Stock)*(a)	80,627	9,060,056

		48,741,366

Specialty Retail — 0.5%
Fast Retailing Co. Ltd. (Japan)	42,200	9,615,706
Home Depot, Inc. (The)(a)	298,972	15,041,281
Valora Holding AG (Switzerland)	5,513	1,262,976

		25,919,963

Steel Producers/Products — 0.1%
Voestalpine AG (Austria)	74,100	2,491,940

Telecommunications — 0.9%
BT Group PLC (United Kingdom)	1,333,200	4,827,839
Cable & Wireless Communications PLC (United Kingdom)	3,264,600	1,686,083
Cisco Systems, Inc.	513,000	10,849,950
France Telecom SA (France)	112,100	1,660,292
KDDI Corp. (Japan)	800	5,180,621
Koninklijke KPN NV (Netherlands)	316,200	3,478,331
Nippon Telegraph & Telephone Corp. (Japan)	96,100	4,359,738
NTT DoCoMo, Inc. (Japan)	2,300	3,818,050
Telecom Italia SpA (Italy)	2,784,000	3,310,175
Telefonica SA (Spain)	48,000	786,460
Telstra Corp. Ltd. (Australia)	264,900	902,766
Vodafone Group PLC (United Kingdom)	1,870,700	5,152,504

		46,012,809

Textiles, Apparel & Luxury Goods — 0.1%
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	106,854	6,699,830

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	214,908	10,829,617

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	39,149	4,794,224

Transportation — 1.2%
Canadian Pacific Railway Ltd. (Canada)	131,900	10,017,805
Deutsche Post AG (Germany)	122,100	2,350,676

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
Go-Ahead Group PLC (United Kingdom)	107,200	$2,136,456
Hutchison Port Holdings Trust (Singapore)	9,986,000	7,639,290
Sankyu, Inc. (Japan)	239,000	935,556
Seino Holdings Co. Ltd. (Japan)	150,000	1,083,726
Union Pacific Corp	330,534	35,525,794

		59,689,303

Utilities — 0.3%
E.ON AG (Germany)	78,500	1,880,340
Illinois Tool Works, Inc.	199,000	11,366,880

		13,247,220

Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA (Luxembourg)	10,700	1,213,005
Softbank Corp. (Japan)	148,400	4,387,276
Sprint Nextel Corp.*	1,414,000	4,029,900

		9,630,181

TOTAL COMMON STOCKS (cost $2,214,979,756)		2,437,908,786

EXCHANGE TRADED FUNDS — 9.2%
Energy Select Sector SPDR Fund(a)	93,474	6,704,890
iShares Barclays Aggregate Bond Fund	1,042,974	114,570,694
iShares Barclays Intermediate Credit Bond Fund	18,974	2,065,320
iShares Barclays TIPS Bond Fund	125,223	14,732,486
iShares Dow Jones Select Dividend Index Fund	43,692	2,445,004
iShares Dow Jones U.S. Technology Sector Index Fund(a)	12,725	989,751
iShares iBoxx Investment Grade Corporate Bond Fund(a)	70,952	8,209,146
iShares MSCI EAFE Index Fund(a)	1,608,041	88,281,451
iShares MSCI Emerging Markets Index Fund	107,840	4,630,650
iShares Russell 1000 Growth Index Fund	305,947	20,216,978
iShares Russell 1000 Value Index Fund	448,900	31,454,423
iShares Russell 2000 Index Fund(a)	65,593	5,434,380
iShares S&P 500 Growth Index Fund	302,501	22,799,500
iShares S&P Global 100 Index Fund(a)	44,488	2,828,992
iShares S&P MidCap 400 Index Fund	28,733	2,850,888
iShares S&P SmallCap 600 Barra Growth Index Fund(a)	17,419	1,439,680
iShares S&P SmallCap 600 Index Fund(a)	122,588	9,354,690
SPDR S&P 500 ETF Trust	820,196	115,417,981
Vanguard REIT ETF	237,068	15,079,895

TOTAL EXCHANGE TRADED FUNDS (cost $445,702,716)		469,506,799

PREFERRED STOCKS — 0.1%
Diversified Financial Services
SLM Corp., 5.164%	1,800	41,850

Financial – Bank & Trust — 0.1%
Wells Fargo & Co., Series J, 8.000%	247,320	7,187,119

TOTAL PREFERRED STOCKS (cost $6,559,188)		7,228,969

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.8%
Aegis Asset Backed Securities Trust, Series 2005-4, Class 1A4
0.612%(c)	10/25/35	Baa1	$ 1,600	$1,267,442
Aquilae CLO PLC (Ireland), Series 2006-1X, Class A
1.754%	01/17/23	Aa1	EUR 379	468,080
ARES CLO Ltd. (Cayman Islands), Series 2006-6RA, Class A1B, 144A
0.701%(c)	03/12/18	Aaa	410	400,800
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
0.592%(c)	06/25/34	Aaa	117	83,083
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1
0.517%(c)	09/25/34	Aaa	17	14,936
Avoca CLO I BV (Ireland), Series III-X, Class A
1.433%(c)	09/15/21	Aaa	EUR 1,888	2,347,646
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1
0.322%(c)	10/25/36	B3	15	13,526
Series 2006-HE9, Class 1A1
0.292%(c)	11/25/36	Baa2	8	7,697
Series 2006-SD3, Class 1A1A
5.500%	08/25/36	CC(d)	197	139,469
Series 2007-AQ1, Class A1
0.352%(c)	11/25/36	Caa2	551	325,471
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A
0.462%(c)	12/25/36	B3	283	277,164
Bumper 2 SA (United Kingdom), Series 2009-3, Class A
2.353%(c)	06/20/22	NR	EUR 9	11,379
Canada Capital Auto Receivables Asset Trust (Canada), Series 2011-1A, Class A1, 144A
1.845%	04/17/13	Aaa	CAD 504	508,251
Chester Asset Receivables Dealings (United Kingdom), Series 2004-1, Class A
1.266%(c)	04/15/16	Aaa	GBP 3,000	4,691,248
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A
2.342%(c)	05/16/16	Aaa	2,100	2,105,232
Series 2009-A14A, Class A14, 144A
2.992%(c)	08/15/18	Aaa	900	947,935
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A2
0.422%(c)	07/25/36	B2	786	661,395
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1
0.302%(c)	11/25/36	Caa1	33	12,420
Series 2007-CB6, Class A1, 144A
0.362%(c)	07/25/37	Caa1	97	78,235
CSAB Mortgage Backed Trust, Series 2006-4, Class A6A
5.684%	12/25/36	Ca	77	44,446
Cumberland CLO Ltd. (Cayman Islands), Series 2005-2A, Class A, 144A
0.763%(c)	11/10/19	Aaa	508	496,253

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Driver GmbH (Germany), Series 8, Class A
1.152%(c)	02/21/17	Aaa	EUR	913	$1,220,768
Eurocredit BV CDO (Netherlands), Series IV-X, Class A1
1.658%(c)	02/22/20	Aaa	EUR	477	608,292
First CLO Ltd., Series 2004-2X1, Class A2
0.784%	12/14/16	Aa2		$92	90,951
First NLC Trust, Series 2007-1, Class A1, 144A
0.312%(c)	08/25/37	Caa2		245	75,776
Grosvenor Place CLO BV (Netherlands), Series I-X, Class A1
1.454%(c)	07/20/21	Aaa	EUR	494	624,770
Series I-X, Class A2
1.350%(c)	07/20/21	Aaa	GBP	791	1,203,699
Gulf Stream Compass CLO Ltd. (Cayman Islands), Series 2004-1A, Class A, 144A
0.927%(c)	07/15/16	Aaa		67	66,835
Harvest CLO SA (Luxembourg), Series IX, Class A1
1.587%(c)	03/29/17	Aa1	EUR	383	491,571
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A
0.743%(c)	05/21/21	Aaa		1,700	1,606,712
HSI Asset Securitization Corp. Trust, Series 2007-OPT1, Class 2A1
0.292%(c)	12/25/36	Ba3		26	25,816
Illinois Student Assistance Commission, Series 2010-1, Class A1
1.040%(c)	04/25/17	AA+(d)		120	120,151
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A2
0.402%(c)	07/25/37	Caa3		1,784	954,635
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A3
0.352%(c)	08/25/36	Ca		148	49,827
Series 2007-HE1, Class AV1
0.302%(c)	03/25/47	Caa1		210	175,056
Katonah Ltd. (Cayman Islands), Series 6A, Class A1A, 144A
0.794%(c)	09/20/16	Aaa		430	425,121
Landmark CDO Ltd. (Cayman Islands), Series 2005-1A, Class A1L, 144A
0.788%(c)	06/01/17	Aaa		493	482,614
LCM LP (Cayman Islands), Series 5A, Class A1, 144A
0.704%(c)	03/21/19	Aaa		600	574,462
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
0.802%(c)	10/25/34	Aaa		12	9,948
MAGI Funding PLC (Ireland), Series I-A, Class A, 144A
2.015%	04/11/21	Aaa	EUR	1,115	1,403,556
Magnolia Funding Ltd. (United Kingdom), Series 2010-1A, Class A1, 144A
3.000%	04/20/17	NR	EUR	1,448	1,932,842

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM4, Class A2A
0.322%(c)	09/25/37	C		$5	$ 971
Series 2006-RM5, Class A2A
0.302%(c)	10/25/37	C		53	11,113
Series 2007-HE2, Class A2A
0.362%(c)	02/25/37	Ca		17	7,615
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2FP
0.292%(c)	07/25/36	Ca		93	27,795
Series 2007-HE6, Class A1
0.302%(c)	05/25/37	Caa3		68	58,364
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1
0.292%(c)	11/25/36	Caa2		1	440
Nelnet Student Loan Trust, Series 2008-4, Class A2
1.260%(c)	07/25/18	Aaa		137	137,280
North Carolina State Education Assistance Authority, Series 2011-2, Class A1
1.010%(c)	10/26/20	AA+(d)		768	744,429
Penarth Master Issuer PLC (United Kingdom), Series 2011-1A, Class A1, 144A
0.892%(c)	05/18/15	Aaa		3,000	3,005,967
Penta CLO SA (Luxembourg), Series 2007-1X, Class A1
1.917%	06/04/24	Aaa	EUR	968	1,159,984
Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A
1.998%(c)	02/16/19	AAA(d)		1,374	1,371,256
Premium Loan Trust Ltd. (Cayman Islands), Series 2004-1A, Class A, 144A
0.940%(c)	10/25/14	Aaa		24	24,191
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB
0.742%(c)	07/25/32	Ca		23	12,906
Securitized Asset-Backed Receivables LLC, Series 2007-NC1, Class A2A
0.292%(c)	12/25/36	Caa2		3	1,604
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
0.372%(c)	05/25/37	B3		421	216,695
Series 2007-HE1, Class A2A
0.302%(c)	12/25/36	Ca		83	18,855
SLM Student Loan Trust, Series 2004-5X, Class A5
1.418%(c)	10/25/23	Aaa	EUR	400	483,512
Series 2007-3, Class A3
0.600%(c)	04/25/19	Aaa		600	577,625
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa		545	549,102
Series 2010-C, Class A1, 144A
1.892%(c)	12/15/17	Aaa		156	156,795
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A
0.302%(c)	11/25/36	Caa3		67	18,990
Series 2007-NS1, Class A3
0.442%(c)	01/25/37	Ca		6,400	2,776,525

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Symphony CLO Ltd. (Cayman Islands), Series 2007-3A, Class A1A, 144A
0.743%(c)	05/15/19	Aaa	$500	$479,190
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 2A1
0.302%(c)	10/25/36	Caa2	174	109,792
Wood Street CLO BV, Series II-A, Class A1, 144A
1.347%	03/29/21	Aa1	EUR 189	238,850

TOTAL ASSET-BACKED SECURITIES (cost $40,201,654)				39,235,356

BANK LOANS(c) — 0.1%
Diversified Financial Services — 0.1%
Springleaf Financial Corp., Initial Term Loan
5.500%	05/10/17	B2	5,400	4,971,374

Electric
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non- Extending)
3.776%	10/10/14	B2	2,704	1,650,676

TOTAL BANK LOANS (cost $7,730,501)				6,622,050

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Large Loan, Inc., Series 2007-BMB1, Class A1, 144A
0.752%(c)	08/15/29	Aaa	243	232,083
Series 2009-UB1, Class A4A, 144A
5.698%(c)	06/24/50	NR	250	277,944
Series 2010-HLTN, Class HLTN, 144A
1.992%(c)	11/15/15	NR	1,607	1,502,898
Series 2010-UB5, Class A4A, 144A
5.639%(c)	02/17/51	NR	1,900	2,100,530
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	100	112,792
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa	100	114,773
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class XP, IO
0.465%(c)	12/10/46	Aaa	43,081	356,065
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa	1,943	2,022,070
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	1,700	1,873,247
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa	100	109,977
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa	1,000	1,102,772
Series 2010-UD1, Class A, 144A
5.786%(c)	12/18/49	Aaa	800	885,804
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44	Aaa	2,700	2,842,125
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20	Aaa	135	134,238

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa	$250	$245,900
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa	1,900	2,092,025
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	110	120,481
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)	1,300	1,380,862
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
0.780%(c)	07/09/21	Aaa	600	576,473
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	900	992,493
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
5.882%(c)	06/11/49	BBB+(d)	40	45,115
RBSCF Trust, Series 2010-RR4, Class CMLA, 144A
6.003%(c)	12/16/49	Aaa	200	227,181
Unite USAF PLC (United Kingdom), Series 2006-1, Class A
1.227%(c)	03/31/17	Aaa	GBP 700	1,052,676
Vornado DP LLC, Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)	700	747,476
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa	100	107,421
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa	100	111,128
Series 2006-WL7A, Class A1, 144A
0.332%(c)	09/15/21	Aaa	377	363,092

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,477,630)				21,729,641

CORPORATE BONDS — 8.3%
Aerospace & Defense
Goodrich Corp., Sr. Unsec’d. Notes
6.290%	07/01/16	Baa2	100	117,931

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes
9.250%	08/06/19	Baa1	1,000	1,344,730
9.700%	11/10/18	Baa1	1,000	1,358,826

				2,703,556

Airlines
Delta Air Lines 2010-1 Class A, Pass-Through Trust, Pass-Through Certificates
6.200%	01/02/20	Baa2	899	973,475
UAL 2009-1 Pass-Through Trust, Pass-Through Certificates
10.400%	05/01/18	Baa2	461	525,214

				1,498,689

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Apparel
Jones Group, Inc. (The), Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		$1,200	$1,218,000

Auto Components — 0.1%
BMW US Capital LLC, Gtd. Notes, MTN
0.924%(c)	12/21/12	A2		5,600	5,592,082

Automobile Manufacturers — 0.2%
Daimler Finance North America LLC, Gtd. Notes, 144A
1.083%(c)	03/28/14	A3		5,800	5,764,997
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A
1.074%(c)	09/22/13(g)	A3		1,100	1,100,000
1.227%(c)	03/21/14(g)	A3		2,700	2,698,988
1.078%(c)	04/01/14	A3		200	199,375
1.625%	08/12/13	A3		1,000	1,008,417

					10,771,777

Automotive Parts — 0.1%
Autozone, Inc., Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,100	1,129,028
6.950%	06/15/16	Baa2		2,400	2,825,856

					3,954,884

Banks — 3.3%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes
4.000%	04/27/16	A1		1,900	1,885,055
Bank Gtd. Notes, 144A
3.875%	11/10/14	Aa3		2,300	2,315,047
Covered Bonds
3.625%	10/14/17	Aaa	EUR	3,500	4,898,123
ABN Amro Bank NV (Netherlands), Covered Bonds, MTN
3.250%	01/18/13	Aaa	EUR	400	544,111
Ally Financial, Inc., Gtd. Notes
3.710%(c)	02/11/14	B1		2,100	2,068,584
3.874%(c)	06/20/14	B1		900	877,644
6.875%	08/28/12	B1		1,800	1,831,500
8.000%	03/15/20	B1		600	667,500
Australia & New Zealand Banking Group Ltd. (Australia), Gov’t. Liquid Gtd. Notes, 144A
0.754%(c)	06/18/12	Aaa		1,000	1,000,211
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A
2.598%(c)	05/16/14	Baa1		1,800	1,827,538
Bank Nederlandse Gemeenten (Netherlands), Unsec’d. Notes, 144A
1.375%	03/23/15(g)	Aaa		3,100	3,114,353
Bank of America Corp., Sr. Unsec’d. Notes
0.832%(c)	10/14/16	Baa1		500	435,475
4.500%	04/01/15	Baa1		2,300	2,382,257
6.500%	08/01/16	Baa1		1,300	1,429,329
7.375%	05/15/14	Baa1		200	217,106
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.650%	05/01/18	Baa1		$5,200	$5,551,010
Sub. Notes, MTN
4.750%(c)	05/23/17	A3	EUR	600	673,228
Bank of Montreal (Canada), Covered Bonds, 144A
2.850%	06/09/15	Aaa		2,000	2,107,822
Bank of Scotland PLC (United Kingdom), Gov’t. Liquid Gtd. Notes, MTN
5.057%(c)	07/24/12	Aaa	AUD	900	933,507
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes
1.617%(c)	01/13/14	Aa3		4,200	4,185,901
Sub. Notes
10.179%	06/12/21	Baa1		240	282,254
Sub. Notes, 144A
6.050%	12/04/17	Baa1		200	205,647
10.179%	06/12/21	Baa1		3,360	3,951,561
Sub. Notes, MTN
4.750%	02/23/15	Baa1		1,000	963,900
6.000%	01/14/21	Baa1	EUR	1,700	2,103,625
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A
4.500%	03/10/16	A1		800	824,000
BNP Paribas Home Loan SA (France), Covered Bonds, 144A
2.200%	11/02/15	Aaa		5,500	5,534,045
BPCE SA (France), Sr. Unsec’d. Notes, 144A
2.277%(c)	02/07/14	Aa3		900	879,880
2.375%	10/04/13	Aa3		900	897,059
Commonwealth Bank of Australia (Australia), Gov’t. Liquid Gtd. Notes, 144A
0.754%(c)	09/17/14	Aaa		100	100,526
0.974%(c)	06/25/14	Aaa		500	504,766
1.000%(c)	07/12/13	Aaa		2,100	2,109,866
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes
4.500%	01/11/21	Aaa		1,500	1,544,733
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	A2		150	190,500
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A
0.880%(c)	03/05/13	Aa1		400	383,301
1.033%(c)	04/29/14	Aa1		4,500	4,194,743
2.750%	01/10/14	Aa1		8,700	8,452,294
2.750%	04/29/14	Aa1		6,600	6,440,438
Dexia Municipal Agency SA (France), Covered Bonds
2.750%	01/25/16	Aa1	EUR	2,400	3,186,262
Covered Bonds, MTN
3.125%	09/15/15	Aa2	EUR	1,200	1,619,618
DNB Bank ASA (Norway), Sr. Notes, 144A
3.200%	04/03/17(g)	Aa3		3,000	3,013,350
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes
3.000%	11/17/14	Ba1		6,400	6,063,699
Eurofima (Supranational Bank), Notes, MTN

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.250%	04/07/16	Aaa		$2,500	$2,828,062
Sr. Unsec’d. Notes, MTN
6.250%	12/28/18	Aaa	AUD	4,300	4,656,146
ICICI Bank Ltd. (India), Bonds, 144A
2.242%(c)	02/24/14	Baa2		500	490,048
ING Bank Australia Ltd. (Australia), Gov’t. Liquid Gtd. Notes
5.073%(c)	06/24/14	AAA(d)	AUD	2,000	2,088,596
ING Bank NV (Netherlands), Covered Bonds, 144A
2.500%	01/14/16	Aaa		1,700	1,713,513
Sr. Notes, 144A
1.885%(c)	10/18/13	Aa3		600	598,138
Intesa Sanpaolo SpA (Italy), Certificate of Deposit
2.375%	12/21/12	A2		600	590,330
Notes, 144A
2.892%(c)	02/24/14	A2		5,100	4,974,489
KFW (Germany), Gov’t. Gtd. Notes, MTN
1.375%	02/21/17	Aaa	EUR	3,700	4,932,810
5.500%	06/05/14	Aaa	AUD	1,700	1,804,053
5.500%	02/09/22	Aaa	AUD	1,800	1,898,169
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN
2.000%	11/30/15	Aaa	EUR	4,100	5,610,311
Landesbank Hessen-Thueringen Girozentrale (Germany), Jumbo Pfandbrief, MTN
3.250%	04/20/16	Aaa	EUR	1,400	2,002,040
Landwirtschaftliche Rentenbank (Germany), Gov’t. Gtd. Notes
5.500%	03/29/22	NR	AUD	2,900	3,007,872
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20	Aaa	AUD	3,400	3,566,269
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes
2.911%(c)	01/24/14	A1		600	598,020
4.875%	01/21/16	A1		1,000	1,036,837
Bank Gtd. Notes, MTN, 144A
4.375%	01/12/15	A1		2,600	2,665,299
Covered Bonds, MTN
4.125%	04/06/17	Aaa	EUR	3,500	5,008,736
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		3,600	3,763,908
NIBC Bank NV (Netherlands), Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14	Aaa		6,800	7,060,147
Nile Finance Ltd. (Cayman Islands), Bank Gtd. Notes
5.250%	08/05/15	B2		1,000	965,000
Norddeutsche Landesbank Girozentrale (Germany), Jumbo Pfandbrief, MTN
4.625%	06/10/13	Aaa	EUR	1,000	1,393,472
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A
1.467%(c)	01/14/14	Aa2		3,300	3,291,182
4.875%	01/14/21	Aa2		600	639,055
Santander US Debt SA Unipersonal (Spain),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank Gtd. Notes, 144A
3.724%	01/20/15	Aa3		$2,500	$2,440,725
Stadshypotek AB (Sweden), Covered Bonds, 144A
1.450%	09/30/13	Aaa		3,400	3,430,498
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A
3.061%(c)	04/20/16	Ba1		200	185,500
Westpac Securities NZ Ltd. (New Zealand), Gov’t. Liquid Gtd. Notes, 144A
2.500%	05/25/12	Aaa		400	400,984

					166,031,577

Beverages — 0.1%
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A
5.750%	04/07/21	Baa3		3,000	3,322,518

Building Materials
Hanson Australia Funding Ltd. (Australia), Gtd. Notes
5.250%	03/15/13	Ba2		1,300	1,326,000

Chemicals
Cytec Industries, Inc., Sr. Unsec’d. Notes
8.950%	07/01/17	Baa2		900	1,119,677

Commercial Banks — 0.1%
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A
2.574%(c)	03/18/14	Baa1		300	294,535
4.250%	01/14/16	Baa1		600	600,000
4.500%	04/06/15	Baa1		2,800	2,849,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A
2.162%(c)	01/19/16	Aa3		2,000	1,880,188
Dexia Municipal Agency (France), Covered Bonds, MTN
5.250%	02/16/17	Aa2		700	721,350
HBOS Capital Funding LP (United Kingdom), Ltd. Gtd. Notes
9.540%(c)	03/29/49	B3	GBP	200	267,115
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A
6.750%	05/21/18	Baa3		1,000	938,577

					7,550,765

Computer Services & Software
Computer Sciences Corp., Sr. Unsec’d. Notes
5.500%	03/15/13	Baa1		1,000	1,037,500

Containers & Packaging — 0.1%
Owens-Brockway Glass Container, Inc., Gtd. Notes
7.375%	05/15/16	Ba3		1,700	1,912,500
Rexam PLC (United Kingdom), Sr. Unsec’d. Notes, 144A
6.750%	06/01/13	Baa3		500	522,688

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Sealed Air Corp., Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	B1		$100	$103,194

					2,538,382

Diversified Financial Services — 0.5%
Countrywide Financial Corp., Gtd. Notes, MTN
5.800%	06/07/12	Baa1		100	100,790
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A
1.311%(c)	07/21/14	Aaa		2,000	1,945,138
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
5.625%	09/15/15	Ba1		1,000	1,063,450
7.000%	10/01/13	Ba1		500	533,138
7.500%	08/01/12	Ba1		1,100	1,116,410
7.800%	06/01/12	Ba1		150	151,313
FUEL Trust, Sec’d. Notes, 144A
3.984%	12/15/22	Baa2		1,300	1,318,954
German Postal Pensions Securitisation PLC (Ireland), Sec’d. Notes
3.375%	01/18/16	Aaa	EUR	3,600	5,074,061
International Lease Finance Corp., Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		900	950,625
6.750%	09/01/16	Ba3		800	857,000
7.125%	09/01/18	Ba3		3,200	3,488,000
Sr. Unsec’d. Notes
6.375%	03/25/13	B1		1,000	1,027,500
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	506,250
RZD Capital Ltd. (Ireland), Sr. Unsec’d. Notes, MTN
5.739%	04/03/17	Baa1		300	317,625
SLM Corp., Sr. Unsec’d. Notes
0.860%(c)	01/27/14	Ba1		200	191,027
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN
6.900%	12/15/17	B3		500	390,000
Stone Street Trust, Sr. Unsec’d. Notes, 144A
5.902%	12/15/15	Baa1		2,300	2,310,511
TNK-BP Finance SA (Luxembourg), Gtd. Notes
6.625%	03/20/17	Baa2		700	771,750
7.875%	03/13/18	Baa2		1,600	1,864,000

					23,977,542

Electric — 0.1%
CMS Energy Corp., Sr. Unsec’d. Notes
4.250%	09/30/15	Ba1		1,000	1,037,547
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Ba1		1,000	1,068,361
Entergy Gulf States Louisiana LLC,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
First Mortgage
3.950%	10/01/20		A3		$1,700	$1,753,502
Ipalco Enterprises, Inc., Sr. Sec’d. Notes
5.000%	05/01/18		Ba1		1,000	995,000
NV Energy, Inc., Sr. Unsec’d. Notes
6.250%	11/15/20		Ba2		250	271,311
Puget Energy, Inc., Sr. Sec’d. Notes
6.500%	12/15/20		Ba1		1,000	1,096,530

						6,222,251

Financial – Bank & Trust — 1.1%
Achmea Hypotheekbank NV (Netherlands), Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14		Aaa		304	317,774
Cie de Financement Foncier (France), Covered Bonds, 144A
1.625%	07/23/12		Aaa		2,100	2,102,736
2.250%	03/07/14	(g)	Aaa		3,000	3,031,800
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes
8.125%	01/21/14		A1		1,300	1,435,469
Sr. Unsec’d. Notes, MTN
5.750%	05/22/13		A1	EUR	300	412,800
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN
6.000%	02/26/21		Aaa	AUD	2,800	3,120,736
Investec Bank Australia Ltd. (Australia), Gov’t. Liquid Gtd. Notes
5.000%	02/27/14		Aaa	AUD	1,100	1,151,614
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes
2.000%	09/07/16		Aaa	EUR	2,400	3,300,102
3.875%	07/04/13		Aaa	EUR	1,600	2,225,472
Gov’t. Gtd. Notes, MTN
0.917%(c)	03/04/13		Aaa	EUR	1,700	2,275,999
4.000%	03/04/16		Aaa	NOK	21,000	3,843,117
6.000%	08/20/20		Aaa	AUD	1,400	1,535,419
6.250%	05/19/21		Aaa	AUD	2,200	2,454,525
Morgan Stanley, Sr. Unsec’d. Notes
1.047%(c)	10/15/15		A2		200	179,951
1.533%(c)	04/29/13		A2		7,300	7,236,673
2.875%	07/28/14		A2		100	99,547
7.300%	05/13/19		A2		100	107,616
Sr. Unsec’d. Notes, MTN
1.321%	03/01/13		A2	EUR	100	131,855
1.651%(c)	01/16/17		A2	EUR	100	114,956
6.625%	04/01/18		A2		1,800	1,895,425
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes
4.375%	03/16/16		Aa3		2,900	2,961,431
Covered Bonds
4.000%	03/15/17		Aaa	EUR	3,500	4,997,159
Gtd. Notes
2.913%(c)	08/23/13		A2		4,100	4,099,221
Sr. Unsec’d. Notes, MTN

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
6.875%	05/17/25	A2	GBP 1,500	$2,538,455
Sub. Notes
5.230%(c)	10/27/14	Baa3	AUD 2,100	1,897,372
Sub. Notes, MTN
1.211%(c)	09/29/15	Baa3	$1,600	1,344,000
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14	Aaa	700	739,955

				55,551,179

Financial Services — 1.1%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A
5.250%	04/01/14	B2	6,600	6,740,250
Citigroup Finance Canada, Inc. (Canada), Gtd. Notes, MTN, 144A
5.500%	05/21/13	A3	CAD 400	411,269
Citigroup, Inc., Sr. Unsec’d. Notes
2.510%(c)	08/13/13	A3	2,900	2,908,630
5.500%	04/11/13	A3	2,700	2,801,922
5.500%	10/15/14	A3	600	643,746
6.000%	08/15/17	A3	2,000	2,223,688
6.125%	11/21/17	A3	600	669,697
Sr. Unsec’d. Notes, MTN
1.286%(c)	02/09/16	A3	EUR 700	862,311
7.375%	06/16/14	A3	EUR 1,700	2,491,179
Sub. Notes, MTN
3.625%(c)	11/30/17	Baa1	EUR 700	811,761
4.750%(c)	05/31/17	Baa1	EUR 800	925,166
6.393%	03/06/23	Baa1	EUR 1,000	1,241,132
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN
1.492%(c)	01/30/17	A1	EUR 1,400	1,659,304
Sub. Notes
6.750%	10/01/37	A2	500	488,536
HSBC Finance Corp., Sr. Unsec’d. Notes
0.918%(c)	06/01/16	A3	1,700	1,540,242
Sr. Unsec’d. Notes, MTN
1.021%(c)	04/05/13	A3	EUR 700	926,630
HSBC Financial Corp. Ltd. (Canada), Gtd. Notes, MTN
1.493%(c)	05/03/12	A3	CAD 200	200,487
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.450%	03/01/16	Aa3	4,200	4,379,168
JPMorgan Chase Bank NA, Sub. Notes
6.000%	10/01/17	Aa2	900	1,029,790
JPMorgan Chase Capital XXII, Ltd. Gtd. Notes
6.450%	01/15/87	A2	50	50,000
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR 100	108,617
11.040%	03/19/20	Ba3	GBP 1,200	1,946,449
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)	700	567,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
LeasePlan Corp. NV (Netherlands), Gov’t. Liquid Gtd. Notes, 144A
3.000%	05/07/12	Aaa	$500	$501,218
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)
2.097%	11/16/24	NR	400	117,000
2.850%	12/15/24	NR	200	58,500
5.600%	01/24/13	NR	4,800	1,416,000
6.900%	05/02/18	NR	900	270,000
Merrill Lynch & Co., Inc., Notes, MTN
0.710%(c)	06/05/12	Baa1	600	599,846
Sr. Unsec’d. Notes, MTN
1.306%(c)	05/30/14	A2	EUR 400	505,920
1.398%(c)	01/31/14	A2	EUR 200	255,046
1.558%(c)	09/27/12	A2	EUR 2,700	3,574,577
1.645%(c)	07/22/14	Baa1	EUR 900	1,137,906
5.571%	10/04/12	Baa1	500	506,001
6.050%	08/15/12	Baa1	1,900	1,933,001
6.750%	05/21/13	A2	EUR 800	1,114,255
6.875%	04/25/18	Baa1	3,800	4,224,456
Pearson Dollar Finance Two PLC (United Kingdom), Gtd. Notes, 144A
6.250%	05/06/18	Baa1	1,000	1,163,166
UBS AG (Switzerland), Sr. Unsec’d. Notes
2.250%	08/12/13	Aa3	1,200	1,207,541
5.875%	12/20/17	Aa3	100	110,870

				54,322,277

Holding Companies – Diversified
Noble Group Ltd. (Bermuda), Bonds
6.625%	08/05/20	Baa3	2,300	2,251,125

Insurance — 0.2%
American International Group, Inc., Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2	600	635,100
Jr. Sub. Notes, 144A
8.000%(c)	05/22/68	Baa2	EUR 1,300	1,684,405
Sr. Unsec’d. Notes
3.650%	01/15/14	Baa1	1,000	1,018,511
4.250%	09/15/14	Baa1	1,500	1,547,558
8.250%	08/15/18	Baa1	2,000	2,400,822
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1	800	870,005
Sr. Unsec’d. Notes, 144A
3.750%	11/30/13	Baa1	1,000	1,011,543
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A
5.750%	03/15/14	Baa2	1,000	1,053,990
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes
5.750%	09/15/15	Baa2	184	206,375

				10,428,309

Media — 0.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
3.125%	02/15/16		Baa2	$2,700	$2,800,929
NBCUniversal Media LLC, Sr. Unsec’d. Notes
5.150%	04/30/20		Baa2	2,300	2,603,152
New York Times Co. (The), Sr. Unsec’d. Notes
5.000%	03/15/15		B1	800	810,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes
8.125%	12/01/17		B1	EUR 2,000	2,827,458

					9,041,539

Metals & Mining — 0.2%
ALROSA Finance SA (Luxembourg), Gtd. Notes
7.750%	11/03/20		Ba3	1,200	1,281,000
Gtd. Notes, 144A
7.750%	11/03/20		Ba3	600	640,500
Barrick North America Finance LLC, Gtd. Notes
4.400%	05/30/21		Baa1	700	737,842
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A
5.750%	01/30/21		BBB-(d)	3,400	3,601,620
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A
4.875%	10/07/20		Baa3	3,100	2,971,322
Xstrata Canada Corp. (Canada), Gtd. Notes
7.350%	06/05/12		Baa2	100	101,044

					9,333,328

Multimedia
Vivendi SA (France), Sr. Unsec’d. Notes, 144A
5.750%	04/04/13		Baa2	1,000	1,037,289

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes
3.125%	10/01/15		A2	900	951,271
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes
10.500%	03/25/14		Baa1	1,000	1,143,450
Phillips 66, Gtd. Notes, 144A
4.300%	04/01/22	(g)	Baa1	8,700	8,849,631

					10,944,352

Pharmaceuticals
Cardinal Health, Inc., Sr. Unsec’d. Notes
6.000%	06/15/17		Baa3	250	286,194
Valeant Pharmaceuticals International, Gtd. Notes, 144A
6.750%	08/15/21		B1	2,200	2,139,500

					2,425,694

Pipelines — 0.2%
Kinder Morgan Energy Partners LP,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
9.000%	02/01/19	Baa2	$1,800	$2,305,692
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Ba2	400	385,995
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba1	2,500	2,125,000
Spectra Energy Capital LLC, Gtd. Notes
6.200%	04/15/18	Baa2	2,400	2,803,178

				7,619,865

Real Estate Investment Trusts — 0.2%
American Tower Corp., Sr. Unsec’d. Notes
7.000%	10/15/17	Baa3	2,200	2,563,416
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A
6.375%	11/12/20	Baa3	3,900	4,050,489
Health Care REIT, Inc., Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	326,137
Kilroy Realty LP, Gtd. Notes
5.000%	11/03/15	Baa3	900	958,892
Simon Property Group LP, Sr. Unsec’d. Notes
5.750%	12/01/15	A3	100	112,763

				8,011,697

Retail — 0.1%
JC Penney Corp., Inc., Sr. Unsec’d. Notes
7.950%	04/01/17	Ba1	270	301,050
Limited Brands, Inc., Sr. Unsec’d. Notes
6.900%	07/15/17	Ba2	1,700	1,891,250
Macy’s Retail Holdings, Inc., Gtd. Notes
5.750%	07/15/14	Ba1	1,400	1,534,596
Wesfarmers Ltd. (Australia), Gtd. Notes, 144A
2.983%	05/18/16	Baa1	2,000	2,046,104

				5,773,000

Telecommunications
Embarq Corp., Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	107,133

Tobacco
UST LLC, Sr. Unsec’d. Notes
6.625%	07/15/12	BBB(d)	200	203,361

Utilities — 0.1%
Tennessee Valley Authority, Notes

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Utilities (cont’d.)
8.250%	04/15/42	NR		$3,800	$4,022,893

TOTAL CORPORATE BONDS
(cost $417,769,170)					420,056,172

FOREIGN GOVERNMENT BONDS — 5.2%
African Development Bank (Supranational Bank) (Switzerland), Sr. Unsec’d. Notes
5.250%	03/23/22	Aaa	AUD	4,300	4,503,243
Australia Government (Australia), Sr. Unsec’d. Notes
2.500%	09/20/30	Aaa	AUD	600	753,426
3.000%	09/20/25	Aaa	AUD	700	935,881
4.000%	08/20/20	Aaa	AUD	4,900	9,401,611
5.500%	01/21/18	Aaa	AUD	7,900	8,945,407
5.750%	07/15/22	Aaa	AUD	15,300	18,039,733
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN
2.750%	03/05/15	NR		700	709,380
Bundesrepublik Deutschland (Germany), Bonds
4.750%	07/04/28	Aaa	EUR	400	694,221
6.500%	07/04/27	Aaa	EUR	600	1,217,301
Canadian Government (Canada), Bonds
2.250%	08/01/14(k)	Aaa	CAD	19,900	20,408,747
2.750%	09/01/16	Aaa	CAD	6,600	6,960,752
Bonds, TIPS
3.000%	12/01/36	Aaa	CAD	450	849,874
4.250%	12/01/21	Aaa	CAD	5,300	10,912,849
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes
3.625%	10/15/13	Aaa	EUR	2,000	2,787,252
European Union (Supranational Bank), Notes, MTN
2.375%	10/04/18	Aaa	EUR	1,000	1,360,514
2.750%	06/03/16	Aaa	EUR	3,200	4,492,010
Sr. Unsec’d. Notes, MTN
2.500%	12/04/15	Aaa	EUR	7,100	9,906,232
3.125%	01/27/15	Aaa	EUR	700	988,858
3.250%	11/07/14	Aaa	EUR	2,000	2,825,004
3.250%	04/04/18	Aaa	EUR	1,800	2,574,903
3.500%	06/04/21	Aaa	EUR	1,600	2,286,012
FMS Wertmanagement AoR (Germany), Gov’t. Gtd. Notes
1.166%(c)	02/18/15	Aaa	EUR	14,700	19,608,953
Gov’t. Gtd. Notes, MTN
2.375%	12/15/14	Aaa	EUR	100	138,583
3.375%	06/17/21	Aaa	EUR	2,000	2,869,652
Fund for Ordered Bank Restructuring (Spain), Gov’t. Gtd. Notes
4.400%	10/21/13	A3	EUR	600	817,754
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes
2.567%(c)	03/25/14	Aa2	EUR	600	777,973
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN, 144A
2.375%	01/19/16	Aaa		200	207,686

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes
3.250%	09/20/16	A1		$1,000	$1,007,100
Korea Housing Finance Corp. (South Korea), Covered Bonds, 144A
4.125%	12/15/15	Aa3		1,000	1,052,384
Mexican Bonos (Mexico), Bonds
6.250%	06/16/16	Baa1	MXN	55,800	4,523,556
10.000%	12/05/24	Baa1	MXN	40,300	4,117,141
Mexican Udibonos, TIPS (Mexico), Bonds
2.500%	12/10/20	Baa1	MXN	470	174,634
New South Wales Treasury Corp. (Australia), Local Gov’t. Gtd. Notes
2.750%	11/20/25	Aaa	AUD	1,300	1,616,897
New Zealand Government (New Zealand), Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD	8,500	7,433,133
5.500%	04/15/23	Aaa	NZD	5,700	5,159,590
6.000%	12/15/17	Aaa	NZD	1,500	1,375,620
6.000%	05/15/21	Aaa	NZD	6,200	5,800,120
Overseas Private Investment Corp., Gov’t. Gtd. Notes
4.140%	05/15/30	NR		1,000	1,084,722
Province of British Columbia (Canada), Bonds
4.300%	06/18/42	Aaa	CAD	300	344,354
Province of Ontario (Canada), Bonds
4.000%	06/02/21	Aa2	CAD	2,900	3,131,692
Debs.
6.200%	06/02/31	Aa1	CAD	100	137,381
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19	Aa2		600	665,256
Province of Quebec (Canada), Bonds
3.500%	12/01/22	Aa2	CAD	7,500	7,719,259
5.000%	12/01/41	Aa2	CAD	200	248,622
Notes
4.250%	12/01/21	Aa2	CAD	1,100	1,205,616
Notes, MTN
7.295%	07/22/26	Aa2		2,400	3,312,821
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2		2,200	2,208,492
Republic of Brazil (Brazil), Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2		6,000	6,792,000
12.500%	01/05/22	Baa3	BRL	1,500	1,091,238
Republic of Colombia (Colombia), Sr. Unsec’d. Notes
7.375%	03/18/19	Ba1		1,000	1,283,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes
6.625%	02/17/37	Ba1		1,000	1,232,500
6.875%	01/17/18	Ba1		1,800	2,146,500
Republic of Philippines (Philippines), Sr. Unsec’d. Notes
8.375%	06/17/19	Ba2		1,000	1,325,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
State of North Rhine-Westphalia (Germany), Sr. Unsec’d. Notes, MTN
3.250%	05/28/14	Aa1	NOK	25,400	$4,522,692
United Kingdom Gilt (United Kingdom), Bonds
3.750%	09/07/20	Aaa	GBP	1,000	1,829,495
4.000%	03/07/22	Aaa	GBP	19,700	36,542,366
4.250%	12/07/27	Aaa	GBP	1,200	2,260,787
4.250%	06/07/32	Aaa	GBP	100	186,032
4.250%	03/07/36	Aaa	GBP	3,000	5,563,820
4.500%	09/07/34	Aaa	GBP	1,700	3,260,509
4.750%	12/07/30	Aaa	GBP	2,700	5,345,715
6.000%	12/07/28	Aaa	GBP	400	908,215
Bonds, TIPS
1.875%	11/22/22	Aaa	GBP	600	1,412,461

TOTAL FOREIGN GOVERNMENT BONDS (cost $259,034,969)					263,994,531

MUNICIPAL BONDS — 0.4%
California — 0.2%
California State, General Obligation Unlimited
7.300%	10/01/39	A1		$500	626,000
Golden State Tobacco Securitization Corp., Revenue Bonds
5.125%	06/01/47	B3		900	620,037
San Diego County Regional Airport Authority, Revenue Bonds
6.628%	07/01/40	A2		1,600	1,711,696
San Francisco City & County Public Utilities Commission, Revenue Bonds
6.000%	11/01/40	Aa3		800	948,416
State of California, General Obligation Unlimited
5.000%	06/01/37	A1		600	620,088
5.000%	11/01/37	A1		1,150	1,191,285
5.000%	04/01/38	A1		1,200	1,245,312
7.550%	04/01/39	A1		700	899,437
7.600%	11/01/40	A1		700	905,660
University of California, Revenue Bonds
6.583%	05/15/49	AA-(d)		600	739,158

					9,507,089

Illinois
Chicago Transit Authority, Revenue Bonds
6.899%	12/01/40	Aa3		600	720,798
Illinois Finance Authority, Revenue Bonds
5.750%	07/01/33	Aa1		700	819,931

					1,540,729

Kentucky
Kentucky State Property & Building Commission, Revenue Bonds
5.373%	11/01/25	Aa3		600	663,744

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New Jersey
New Jersey State Turnpike Authority, Revenue Bonds
7.414%	01/01/40	A3	$200	$285,262
Tobacco Settlement Financing Corp., Revenue Bonds
5.000%	06/01/41	B2	100	75,858

				361,120

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds
5.750%	06/15/40	Aa2	500	581,535
New York City Transitional Finance Authority, Revenue Bonds
4.725%	11/01/23	Aa1	200	229,956
4.905%	11/01/24	Aa1	200	232,838
5.075%	11/01/25	Aa1	200	228,922
Port Authority of New York & New Jersey, Revenue Bonds
5.750%	11/01/30	Aa2	1,200	1,363,008

				2,636,259

Ohio
American Municipal Power, Inc., Revenue Bonds
5.939%	02/15/47	A1	700	732,711
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
5.875%	06/01/30	B3	400	308,512
5.875%	06/01/47	B3	300	225,048

				1,266,271

Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
6.000%(s)	08/01/54	Aa2	100	7,811

Tennessee
Tennessee State School Bond Authority, General Obligation Unlimited
4.848%	09/15/27	Aa2	900	1,024,443

Texas — 0.1%
State of Texas, General Obligation Unlimited
4.631%	04/01/33	Aaa	700	771,421
4.681%	04/01/40	Aaa	700	770,084

				1,541,505

West Virginia
Tobacco Settlement Finance Authority, Revenue Bonds
7.467%	06/01/47	B2	95	70,103

TOTAL MUNICIPAL BONDS (cost $16,703,672)				18,619,074

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
2.876%(c)	09/25/35	Caa2	314	252,903

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		$2,545	$2,616,590
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
2.240%(c)	09/25/45	Ba3		266	208,763
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B, 144A
2.251%	05/16/47	Aaa	EUR	378	503,861
Banc of America Funding Corp., Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3		68	45,627
Series 2006-J, Class 4A1
5.741%(c)	01/20/47	CCC(d)		155	95,823
Banc of America Mortgage Securities, Inc., Series 2005-D, Class 2A7
2.871%(c)	05/25/35	Caa2		1,000	727,344
Series 2005-E, Class 2A1
2.838%(c)	06/25/35	Caa1		160	137,016
Series 2005-H, Class 2A1
2.759%(c)	09/25/35	CCC(d)		81	68,496
Series 2005-H, Class 2A5
2.759%(c)	09/25/35	CCC(d)		900	670,651
BCAP LLC Trust, Series 2011-RR4, Class 7A2, 144A
11.247%(c)	04/26/37	NR		564	152,270
Series 2011-RR4, Class 8A2, 144A
12.077%(c)	02/26/36	NR		2,700	853,816
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		1,200	1,176,000
Series 2011-RR5, Class 12A1, 144A
5.564%(c)	03/26/37	NR		300	225,900
Series 2011-RR5, Class 12A2, 144A
5.564%(c)	03/26/37	NR		2,600	200,200
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 1A2
2.584%(c)	08/25/33	A2		21	20,800
Series 2003-7, Class 6A
2.656%(c)	10/25/33	A2		14	13,966
Series 2003-9, Class 2A1
2.926%(c)	02/25/34	A2		214	197,021
Series 2004-2, Class 22A
3.046%(c)	05/25/34	B1		39	37,375
Series 2004-10, Class 13A1
2.715%(c)	01/25/35	Ba3		219	175,695
Series 2004-10, Class 21A1
2.917%(c)	01/25/35	Ba3		376	354,516
Series 2004-10, Class 22A1
2.814%(c)	01/25/35	Ba3		144	126,895
Series 2005-1, Class 2A1
2.882%(c)	03/25/35	Caa2		87	72,381
Series 2005-2, Class A1
2.570%(c)	03/25/35	Ba2		308	298,362
Series 2005-2, Class A2
3.078%(c)	03/25/35	Baa3		90	88,533
Series 2005-4, Class 3A1
5.102%(c)	08/25/35	Caa2		1,186	965,817
Series 2005-5, Class A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.220%(c)	08/25/35	Ba2	$27	$25,663
Series 2005-5, Class A2
2.250%(c)	08/25/35	Ba3	677	623,258
Series 2005-8, Class A3, 144A
5.142%(c)	08/25/35	B3	956	938,369
Series 2005-9, Class A1
2.400%(c)	10/25/35	Caa1	86	74,540
Series 2007-5, Class 3A1
5.404%(c)	08/25/47	CCC(d)	748	565,995
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
2.826%(c)	09/25/35	Caa3	396	262,563
Series 2005-9, Class 24A1
2.755%(c)	11/25/35	Ca	209	130,117
Series 2005-10, Class 24A1
2.555%(c)	01/25/36	Ca	380	194,008
Series 2006-1, Class 21A2
2.762%(c)	02/25/36	Ca	2,473	1,112,780
Series 2006-2, Class 23A1
2.940%(c)	03/25/36	Ca	369	204,585
Series 2006-4, Class 21A1
2.755%(c)	08/25/36	Ca	294	147,475
Series 2006-5, Class 2A2
5.655%(c)	08/25/36	Caa3	515	304,658
Series 2006-6, Class 31A1
2.783%(c)	11/25/36	Caa3	704	387,628
Series 2006-6, Class 32A1
2.873%(c)	11/25/36	Caa3	573	312,573
Series 2006-8, Class 3A1
0.402%(c)	02/25/34	A2	151	121,969
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
2.749%(c)	01/26/36	Caa3	2,064	1,208,952
Series 2007-R6, Class 2A1
2.845%(c)	12/26/46	Caa3	1,198	678,720
Chase Mortgage Finance Corp., Series 2007-A1, Class 1A1
2.794%(c)	02/25/37	Aa1	266	268,303
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 144A
0.372%(c)	05/25/48	Caa3	589	259,268
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 2A
2.896%(c)	03/25/34	Ba1	112	100,924
Series 2005-6, Class A1
2.230%(c)	09/25/35	B1	44	40,871
Series 2005-6, Class A2
2.450%(c)	09/25/35	B3	73	64,057
Series 2005-10, Class 1A2A
2.666%(c)	12/25/35	Caa3	89	43,140
Series 2006-AR1, Class 1A1
2.530%(c)	10/25/35	CC(d)	605	500,632
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A3
5.250%	06/25/35	Caa1	26	21,555
Series 2005-56, Class 2A2
2.199%(c)	11/25/35	Caa3	32	20,222
Series 2005-56, Class 2A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.659%(c)	11/25/35	Caa3		$32	$19,559
Series 2005-59, Class 1A1
0.572%(c)	11/20/35	Caa3		643	367,911
Series 2005-62, Class 2A1
1.159%(c)	12/25/35	Caa3		619	364,203
Series 2005-76, Class 2A1
1.159%(c)	02/25/36	Caa3		31	21,350
Series 2006-15CB, Class A1
6.500%	06/25/36	Ca		189	113,578
Series 2006-2CB, Class A14
5.500%	03/25/36	Caa3		77	49,350
Series 2006-OA11, Class A1B
0.432%(c)	09/25/46	Ca		194	108,591
Series 2006-OA14, Class 2A1
0.432%(c)	11/25/46	Caa3		326	197,295
Series 2006-OA17, Class 1A1A
0.437%(c)	12/20/46	Ca		1,943	1,042,735
Series 2006-OA19, Class A1
0.422%(c)	02/20/47	Caa3		1,004	495,707
Series 2006-OA22, Class A1
0.402%(c)	02/25/47	Caa3		261	161,506
Series 2007-16CB, Class 5A1
6.250%	08/25/37	Caa3		68	41,840
Series 2007-7T2, Class A9
6.000%	04/25/37	D(d)		108	65,999
Series 2007-OA4, Class A1
0.412%(c)	05/25/47	Ca		1,190	752,930
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-12, Class 11A1
2.798%(c)	08/25/34	Caa1		203	151,284
Series 2004-12, Class 12A1
2.754%(c)	08/25/34	Caa1		695	546,280
Series 2004-22, Class A3
2.746%(c)	11/25/34	B3		44	36,223
Series 2004-HYB5, Class 2A1
2.737%(c)	04/20/35	Baa3		187	178,691
Series 2005-2, Class 1A1
0.562%(c)	03/25/35	Caa3		1,241	671,312
Series 2005-HYB6, Class 5A1
5.094%(c)	10/20/35	Caa2		382	286,862
Series 2005-HYB9, Class 5A1
2.610%(c)	02/20/36	Ca		536	340,826
Series 2005-R2, Class 1AF1, 144A
0.582%(c)	06/25/35	Ba1		60	50,761
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
2.575%(c)	08/25/33	Aaa		43	42,672
Series 2004-AR6, Class 9A2
0.982%(c)	10/25/34	Aaa		97	91,234
Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 1A6A
5.579%(c)	04/25/37	Caa3		304	163,857
Crusade Global Trust (Australia), Series 2004-2, Class A2
1.176%(c)	11/19/37	Aaa	EUR	128	167,669
Series 2005-2, Class A2
4.530%	08/14/37	Aaa	AUD	874	876,377

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A6A2
5.886%	10/25/36	Caa3		$159	$90,226
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2003-3, Class 3A1
5.000%	10/25/18	A2		328	336,398
Series 2006-AB4, Class A1B1
0.342%(c)	10/25/36	Ca		21	8,213
Fannie Mae REMICS, Series 2005-54, Class ZM
4.500%	06/25/35	Aaa		136	146,995
Series 2006-16, Class FC
0.542%(c)	03/25/36	Aaa		136	135,162
Series 2006-118, Class A2
0.294%(c)	12/25/36	Aaa		173	164,805
Series 2011-3, Class FA
0.922%(c)	02/25/41	Aaa		1,024	1,023,802
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
1.562%(c)	07/25/44	Aaa		499	506,123
First Horizon Asset Securities, Inc., Series 2003-AR4, Class 2A1
2.541%(c)	12/25/33	Baa3		20	18,101
Series 2007-AR1, Class 1A1
3.084%(c)	05/25/37	D(d)		938	570,019
Fosse Master Issuer PLC (United Kingdom), Series 2011-1A, Class A2, 144A
1.965%(c)	10/18/54	Aaa		1,000	1,004,285
Freddie Mac Reference REMIC, Series R006, Class ZA
6.000%	04/15/36	Aaa		427	497,784
Freddie Mac REMICS, Series 2906, Class GZ
5.000%	09/15/34	Aaa		574	663,666
Series 3172, Class FK
0.692%(c)	08/15/33	Aaa		1,271	1,270,022
Series 3174, Class FM
0.482%(c)	05/15/36	Aaa		76	75,873
Gosforth Funding PLC (United Kingdom), Series 2011-1, Class A2
2.540%(c)	04/24/47	Aaa	GBP	800	1,269,742
Government National Mortgage Assoc., Series 2007-8, Class FA
0.542%(c)	03/20/37	Aaa		901	897,409
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4
0.442%(c)	12/20/54	Aaa		1,038	994,817
Granite Mortgages PLC (United Kingdom), Series 2003-2, Class 1A3
1.061%(c)	07/20/43	Aaa		1,083	1,049,794
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
3.103%(c)	10/25/33	B(d)		1,028	899,602
GSR Mortgage Loan Trust, Series 2003-1, Class A2
1.870%(c)	03/25/33	A2		18	18,375
Series 2005-AR1, Class 1A1
2.856%(c)	01/25/35	BBB-(d)		68	60,096

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-AR2, Class 2A1
2.866%(c)	04/25/35	B2		$726	$629,789
Series 2005-AR3, Class 6A1
2.896%(c)	05/25/35	Caa2		719	587,019
Series 2005-AR6, Class 4A5
2.677%(c)	09/25/35	BB(d)		1,000	796,714
Series 2006-AR1, Class 2A1
2.701%(c)	01/25/36	CC(d)		367	290,266
Harborview Mortgage Loan Trust, Series 2003-1, Class A
2.984%(c)	05/19/33	AAA(d)		46	44,829
Series 2004-1, Class 2A
2.763%(c)	04/19/34	Aa3		250	229,154
Series 2005-2, Class 2A1A
0.462%(c)	05/19/35	Caa3		57	36,472
Series 2005-4, Class 3A1
2.799%(c)	07/19/35	Caa3		73	52,469
Series 2005-10, Class 2A1A
0.552%(c)	11/19/35	Caa3		1,078	701,698
Series 2006-1, Class 2A1A
0.482%(c)	03/19/36	Caa3		699	385,555
Series 2006-5, Class 2A1A
0.422%(c)	07/19/46	Caa3		173	100,744
Series 2006-12, Class 2A2A
0.432%(c)	01/19/38	Caa3		486	314,662
Series 2006-SB1, Class A1A
1.009%(c)	12/19/36	Caa3		614	335,248
Series 2007-1, Class 2A1A
0.372%(c)	04/19/38	Caa3		969	633,910
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3, 144A
2.581%(c)	10/15/54	Aaa	EUR	1,800	2,409,493
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.069%(c)	11/25/35	Caa1		198	153,318
Indymac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.482%(c)	07/25/35	Caa2		97	66,058
Series 2006-AR12, Class A1
0.432%(c)	09/25/46	Caa2		455	271,509
JPMorgan Alternative Loan Trust, Series 2006-A5, Class 2A1
5.550%(c)	10/25/36	Caa1		260	250,658
JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1
2.083%(c)	11/25/33	Aaa		24	24,473
Series 2005-A2, Class 7CB1
4.865%(c)	04/25/35	Ba2		226	220,202
Series 2005-A6, Class 2A1
2.766%(c)	08/25/35	B(d)		93	83,141
Series 2005-ALT1, Class 3A1
5.053%(c)	10/25/35	CCC(d)		195	163,725
Series 2006-A1, Class 3A2
5.241%(c)	02/25/36	CC(d)		108	89,648
Series 2007-A1, Class 1A1
2.807%(c)	07/25/35	Ba3		114	107,912
Series 2007-S3, Class 1A90
7.000%	08/25/37	CCC(d)		543	467,505

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Ludgate Funding PLC (United Kingdom), Series 2007-1, Class A2B
1.516%(c)	01/01/61	Aaa	EUR	2,400	$2,337,166
Mansard Mortgages PLC (United Kingdom), Series 2007-2X, Class A1
1.689%(c)	12/15/49	AA-(d)	GBP	2,815	3,918,739
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 2A1
2.422%(c)	12/25/33	Baa1		$280	263,685
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
2.325%(c)	02/25/33	AAA(d)		117	110,102
Series 2005-A8, Class A3A2
0.492%(c)	08/25/36	B2		42	36,111
Series 2005-A10, Class A
0.452%(c)	02/25/36	B2		281	202,837
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A
1.996%(c)	10/25/35	Baa1		130	119,217
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 5A4
2.336%(c)	06/25/36	B3		286	235,419
NCUA Guaranteed Notes, Series 2010-R1, Class 1A
0.693%(c)	10/07/20	Aaa		541	542,647
Series 2010-R2, Class 1A
0.611%(c)	11/06/17	Aaa		563	563,431
Series 2010-R3, Class 1A
0.803%(c)	12/08/20	Aaa		362	363,378
Series 2010-R3, Class 2A
0.803%(c)	12/08/20	Aaa		2,598	2,610,982
Newgate Funding PLC (United Kingdom), Series 2007-3X, Class A2B
1.476%(c)	12/15/50	Aaa	EUR	3,100	3,370,995
Series 2007-3X, Class A3
2.039%(c)	12/15/50	Aa2	GBP	1,600	1,820,614
Series 2007-3X, Class BA
2.289%(c)	12/15/50	A3	GBP	400	343,267
Permanent Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A1, 144A
1.967%(c)	07/15/42	Aaa		1,700	1,706,399
Series 2011-1A, Class 1A3, 144A
2.531%(c)	07/15/42	Aaa	EUR	3,800	5,075,820
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.585%(c)	08/25/33	Aa3		141	139,888
Puma Finance Ltd. (Australia), Series G5, Class A1, 144A
0.563%(c)	02/21/38	Aaa		211	202,921
Series P10, Class BA
4.885%	07/12/36(g)	Aaa	AUD	74	73,754
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
0.422%(c)	06/25/46	Caa2		947	379,129
Series 2007-QH7, Class 1A1
0.492%(c)	08/25/37	Caa3		673	419,697
Series 2007-QO2, Class A1
0.392%(c)	02/25/47	Ca		474	231,179

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Asset Securitization Trust, Series 2005-A4, Class A1
0.692%(c)	04/25/35	CCC(d)	$656	$441,010
Series 2005-A15, Class 5A1
5.750%	02/25/36	Caa3	566	383,707
Series 2006-R1, Class A2
0.642%(c)	01/25/46	Caa3	150	62,724
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
3.110%(c)	09/25/35	Caa3	560	391,834
Series 2006-SA1, Class 2A1
5.651%(c)	02/25/36	Caa2	127	90,814
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
0.442%(c)	07/20/36	B1	318	234,339
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
2.722%(c)	02/25/34	Baa1	341	331,670
Series 2004-4, Class 3A2
2.628%(c)	04/25/34	Baa3	56	49,262
Series 2004-12, Class 7A1
2.742%(c)	09/25/34	Baa3	60	57,807
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3	168	162,842
Series 2005-18, Class 6A1
2.724%(c)	09/25/35	Caa2	992	789,484
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.902%(c)	10/19/34	Aa3	18	16,662
Series 2005-AR5, Class A2
0.492%(c)	07/19/35	A1	442	387,942
Series 2006-AR3, Class 12A1
0.462%(c)	05/25/36	Caa3	284	143,274
Series 2007-AR4, Class A3
0.462%(c)	09/25/47	C	700	285,804
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A
2.772%(c)	10/25/35	CC(d)	72	57,108
Superannuation Members Home Loan Programme (The) (Australia), Series 2009-3, Class A1
5.800%(c)	11/07/40	AAA(d)	AUD 476	490,514
Swan (Australia), Series 2006-1E, Class A2
4.515%	05/12/37	Aaa	AUD 318	321,697
TBW Mortgage Backed Pass-Through Certificates, Series 2006-4, Class A6
5.970%	09/25/36	C	284	52,838
Torrens Trust (Australia), Series 2005-3E, Class A1
1.411%(c)	10/15/36	Aaa	EUR 690	908,256
Series 2007-1, Class A
4.787%(c)	10/19/38	Aaa	AUD 309	312,994
Wachovia Mortgage Loan Trust LLC, Series 2007-A, Class 3A1
5.775%(c)	03/20/37	CCC(d)	367	308,754
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A
1.098%(c)	07/25/46	Ca	95	38,572

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
1.359%(c)	11/25/42	B3	$3	$2,366
Series 2003-AR5, Class A7
2.577%(c)	06/25/33	A1	16	15,752
Series 2005-AR10, Class 3A1
5.522%(c)	08/25/35	CC(d)	58	52,857
Series 2005-AR12, Class 1A6
2.466%(c)	10/25/35	CCC(d)	2,615	2,083,067
Series 2005-AR16, Class 1A3
2.457%(c)	12/25/35	CCC(d)	1,200	965,695
Series 2006-AR2, Class 2A1
5.307%(c)	03/25/36	CC(d)	472	420,655
Series 2006-AR5, Class A12A
1.139%(c)	06/25/46	Caa1	124	92,991
Series 2006-AR7, Class 3A
2.724%(c)	07/25/46	B2	473	371,571
Series 2006-AR9, Class 1A
1.159%(c)	08/25/46	Caa3	1,086	713,416
Series 2006-AR10, Class 1A2
2.520%(c)	09/25/36	CC(d)	143	102,623
Series 2006-AR13, Class 2A
2.724%(c)	10/25/46	Caa2	251	191,094
Series 2006-AR15, Class 2A
2.724%(c)	11/25/46	Caa1	167	125,263
Series 2006-AR19, Class 1A1A
0.889%(c)	01/25/47	Caa2	273	175,256
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A
2.150%(c)	02/25/33	Aa1	12	10,653
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.700%(c)	09/25/34	A1	123	124,223
Series 2005-AR11, Class 1A1
2.684%(c)	06/25/35	Ba3	391	395,013
Series 2006-AR2, Class 2A1
2.631%(c)	03/25/36	CCC(d)	2,066	1,785,505
Series 2006-AR2, Class 2A3
2.631%(c)	03/25/36	CCC(d)	650	568,347
Series 2006-AR6, Class 3A1
2.668%(c)	03/25/36	B3	413	351,513
Series 2006-AR8, Class 3A1
2.665%(c)	04/25/36	CC(d)	258	212,064
Series 2006-AR10, Class 5A6
2.721%(c)	07/25/36	CC(d)	512	383,717

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $89,569,787)				87,984,454

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Federal Home Loan Mortgage Corp.
0.202%(c)	03/21/13		4,000	4,000,001
2.625%(c)	03/01/35		38	40,678
4.500%	01/01/39-09/01/41		12,789	13,569,434
5.500%	10/01/36		91	99,629
Federal National Mortgage Assoc.
0.750%	12/18/13		3,100	3,121,393

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
1.250%	03/14/14		$1,000	$1,016,243
1.382%(c)	11/01/42-07/01/44		297	301,292
2.260%(c)	06/01/35		192	203,117
2.804%(c)	09/01/19		2	2,030
3.000%	TBA		3,000	3,097,500
3.500%	11/01/25-02/01/42		43,932	45,444,459
3.500%	TBA		61,000	63,973,750
3.500%	TBA		86,000	88,055,937
4.000%	04/01/24-08/01/41		16,766	17,737,065
4.000%	TBA		7,000	7,416,718
4.000%	TBA		3,000	3,145,312
4.500%	11/01/25-07/01/41		12,660	13,491,665
4.500%	TBA		2,000	2,127,188
4.500%	TBA		1,000	1,062,031
5.000%	04/01/30		737	796,821
5.375%	04/11/22		200	200,238
5.500%	11/01/36-03/01/37		3,968	4,334,992
6.000%	06/01/38		632	696,845
Government National Mortgage Assoc.
3.500%	TBA		5,000	5,210,156
4.500%	06/15/40-03/15/41		7,932	8,659,795

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $285,004,800)				287,804,289

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds
3.125%	11/15/41-02/15/42		19,000	18,223,661
3.750%	08/15/41		2,600	2,810,844
3.875%	08/15/40		8,000	8,848,752
4.250%	11/15/40		1,800	2,119,781
4.375%	05/15/40-05/15/41		4,300	5,169,080
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16	(h)	5,200	5,638,600
0.125%	01/15/22		83,900	85,993,979
0.500%	04/15/15		3,400	3,769,005
0.625%	04/15/13-07/15/21		34,400	37,422,618
0.750%	02/15/42		3,200	3,058,882
1.125%	01/15/21		27,700	32,298,544
1.250%	04/15/14-07/15/20		19,900	23,530,826
1.375%	01/15/20		20,400	24,551,542
1.625%	01/15/15		1,700	2,198,222
1.750%	01/15/28	(k)	4,400	5,675,789
1.875%	07/15/13-07/15/19		11,650	14,956,949
2.000%	01/15/14-01/15/26		8,900	12,222,425
2.010%	01/15/16	(h)	6,100	7,865,385
2.125%	01/15/19	(k)	6,300	7,957,235
2.125%	02/15/40-02/15/41		6,800	9,333,438
2.375%	01/15/25-01/15/27		19,200	28,267,746
2.500%	07/15/16-01/15/29		6,100	8,480,737
3.000%	07/15/12		20,500	26,417,254
3.375%	04/15/32		800	1,554,935
3.625%	04/15/28		8,300	17,158,348
3.875%	04/15/29	(k)	9,300	19,747,600
U.S. Treasury Notes
0.375%	06/30/13	(h)(k)	24,986	25,019,181

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.250%	01/31/19		$4,200	$4,112,060
1.375%	12/31/18-02/28/19		11,800	11,653,513
2.000%	11/15/21-02/15/22		35,300	34,744,581
2.125%	08/15/21		22,100	22,084,464
2.375%	06/30/18	(h)	92,000	97,318,704
3.125%	05/15/21		700	761,907
3.625%	02/15/21		100	113,203

TOTAL U.S. TREASURY OBLIGATIONS (cost $613,058,386)				611,079,790

TOTAL LONG-TERM INVESTMENTS (cost $4,545,360,247)				4,818,181,669

			Shares
SHORT-TERM INVESTMENTS — 17.1% AFFILIATED MONEY MARKET MUTUAL FUND — 11.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $605,153,216; includes $197,579,540 of cash collateral for securities on loan)(b)(w)			605,153,216	605,153,216

			Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 2.7%
Barclays Capital, Inc., 0.150%, dated 03/30/12, due 04/02/12 due in the amount of $38,500,481			$38,500	38,500,000
Deutsche Bank Securities, Inc., 0.050%, dated 03/30/12, due 04/02/12 due in the amount of $4,700,020			4,700	4,700,000
Goldman Sachs & Co., Inc., 0.170%, dated 03/30/12, due 04/02/12 due in the amount of $11,600,164			11,600	11,600,000
JPMorgan Securities LLC, 0.150%, dated 03/30/12, due 04/02/12 due in the amount of $38,500,481			38,500	38,500,000
Morgan Stanley & Co. LLC, 0.120%, dated 03/30/12, due 04/02/12 due in the amount of $2,400,024			2,400	2,400,000
Morgan Stanley & Co. LLC, 0.120%, dated 03/30/12, due 04/02/12 due in the amount of $2,800,028			2,800	2,800,000
Morgan Stanley & Co. LLC, 0.120%, dated 03/30/12, due 04/02/12 due in the amount of $37,400,374			37,400	37,400,000

TOTAL REPURCHASE AGREEMENTS (cost $135,900,000)				135,900,000

U.S. TREASURY OBLIGATIONS(n) — 1.7%
U.S. Treasury Bills
0.005%	04/05/12	(h)(k)	500	499,998
0.007%	06/28/12		2,300	2,299,611
0.010%	06/28/12		200	199,966

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.025%	06/28/12(h)(k)		$300	$299,949
0.030%	06/28/12		900	899,848
0.040%	06/28/12		1,700	1,699,712
0.044%	06/28/12		200	199,966
0.050%	06/28/12		8,050	8,048,640
0.057%	04/26/12		82	81,996
0.057%	04/26/12(k)		200	199,989
0.060%	04/26/12		500	499,980
0.065%	06/28/12		250	249,958
0.070%	06/07/12(k)		500	499,945
0.078%	05/10/12		1,900	1,899,900
0.080%	09/20/12		200	199,872
0.081%	06/28/12		800	799,864
0.086%	06/28/12		350	349,941
0.090%	08/23/12		6,800	6,796,763
0.101%	06/28/12		250	249,958
0.124%	09/13/12		22,500	22,486,950
0.130%	09/06/12		24,600	24,586,594
0.131%	09/06/12		600	599,673
0.136%	09/06/12		400	399,782
0.138%	08/02/12(k)		250	249,920
0.143%	05/03/12(h)		141	140,993
0.143%	05/03/12(k)		300	299,985
0.145%	08/30/12		12,500	12,493,750
0.150%	09/27/12		400	399,733

TOTAL U.S. TREASURY OBLIGATIONS (cost $87,630,119)				87,633,236

FOREIGN TREASURY OBLIGATIONS — 0.8%
Mexican Cetes (Mexico)
4.300%	04/12/12	MXN	1,100,000	8,585,018
4.500%	06/14/12	MXN	600,000	4,646,626
4.530%	07/12/12	MXN	1,000,000	7,719,364
4.540%	07/26/12	MXN	2,000,000	15,412,153
4.550%	08/23/12	MXN	300,000	2,303,850

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $37,309,396)				38,667,011

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Brent Crude Future, expiring 06/11/12, Strike Price $140.00		Goldman Sachs & Co.	2	2,000
Gold 100 OZ Future, expiring 11/15/13, Strike Price $130.00		JPMorgan Chase	16	58,240
WTI Crude Future, expiring 11/17/15, Strike Price $150.00		Morgan Stanley	25	74,000

				134,240

Put Options
5 Year Euro-Bobl, expiring 05/25/12, Strike Price $117.00			EUR 43,500	2,901

		Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
10 Year Euro-Bund, expiring 05/25/12, Strike Price $122.00			EUR 13,200		$1,760
Interest Rate Swap Options, Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12 .		Goldman Sachs & Co.	$6,000		814
London Gold Market Fixing Ltd. PM Fix Price/USD, expiring 08/06/12, Strike Price $1,565.00		Goldman Sachs & Co.	—	(r)	5,149
expiring 08/08/12, Strike Price $1,650.00		Goldman Sachs & Co.	—	(r)	5,471

					16,095

TOTAL OPTIONS PURCHASED (cost $322,391)					150,335

TOTAL SHORT-TERM INVESTMENTS (cost $866,315,122)					867,503,798

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 111.9% (cost $5,411,675,369)					5,685,685,467

Interest Rate	Maturity Date		Principal Amount (000)#
SECURITIES SOLD SHORT — (0.6)% U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.
4.500%	TBA		9,000		(9,632,812)
5.000%	TBA		1,000		(1,078,437)
5.500%	TBA		10,000		(10,878,125)
Government National Mortgage Assoc.
4.500%	TBA		9,000		(9,774,844)

TOTAL SECURITIES SOLD SHORT (proceeds received $31,336,875)					(31,364,218)

			Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
10 Year Euro-Bund, expiring 04/20/12,
Strike Price $137.00			EUR 3,700		(89,318)
expiring 04/20/12,
Strike Price $137.50			EUR 7,800		(148,762)
expiring 04/20/12,
Strike Price $138.00			EUR 2,800		(40,705)
expiring 04/20/12,
Strike Price $138.50			EUR 6,500		(68,486)
expiring 04/20/12,
Strike Price $139.00			EUR 2,700		(19,805)
Brent Crude Future, expiring 11/10/15,
Strike Price $160.00		Morgan Stanley	25		(89,000)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued) )
Call Options (cont’d.)
Gasoline Future, expiring 05/25/12, Strike Price $350.00	Goldman Sachs & Co.	$84	$(4,284)
Gold 100 OZ Future, expiring 11/11/13, Strike Price $140.00	JPMorgan Chase	16	(69,120)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	700	(1,250)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	800	(2,273)
Interest Rate Swap Options, Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Deutsche Bank	5,800	(57,028)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800	(5,108)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800	(5,108)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,700	(4,824)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,100	(3,122)
Pay a fixed rate of 1.06% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley	3,600	(27,589)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	5,400	(27,288)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	4,100	(20,719)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	2,800	(18,331)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	2,100	(13,748)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	27,700	(181,344)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	$3,300	$(21,604)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	12,200	(79,870)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	2,900	(39,331)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	35,300	(478,753)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	9,000	(122,062)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	3,600	(48,825)

			(1,687,657)

Put Options — (0.1)%
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	1,500	(2,355)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	4,200	(6,954)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	400	(714)
Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	2,700	(3)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,600	(3)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	4,500	(1)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	2,000	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	$5,200	$(1)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	2,500	—
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,800	(1)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	2,300	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	600	—
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Deutsche Bank	5,800	(57,406)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800	(946)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800	(946)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,700	(894)
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,100	(578)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.06% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley	$3,600	$(3,641)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	5,400	(9,596)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	4,100	(7,286)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	6,000	(2,840)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	2,800	(64,332)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	2,100	(48,249)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	27,700	(636,430)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	3,300	(75,820)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	12,200	(280,305)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	2,900	(45,214)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	35,300	(550,362)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	$9,000	$(140,319)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	3,600	(56,128)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	1,300	(13,667)
London Platinum & Palladium Market Platinum PM Fix USD,
expiring 08/06/12, Strike Price $1,565.00	Goldman Sachs & Co.	— (r)	(9,196)
expiring 08/08/12, Strike Price $1,650.00	Goldman Sachs & Co.	— (r)	(8,971)

			(2,023,158)

TOTAL OPTIONS WRITTEN (premiums received $4,042,850)			(3,710,815)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 111.2% (cost $5,376,295,644)			5,650,610,434
Liabilities in excess of other assets(x) — (11.2)%.			(570,080,865)

NET ASSETS — 100.0%			$5,080,529,569

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
iBoxx	Bond Market Indices
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SFH	Single Family Housing
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,306,326; cash collateral of $197,579,540 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non- income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FNMA (coupon rates 0.950%-6.000%, maturity dates 10/27/14-06/ 01/40), GNMA (coupon rate 4.500%, maturity date 05/20/ 41), U.S. Treasury Notes (coupon rate 2.000%, maturity date 11/15/21), and U.S. Treasury Bonds (coupon rates 3.875%, maturity date 08/15/40), with the aggregate value, including accrued interest, of $139,140,213.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
50	90 Day Euro Dollar	Mar. 2015	$ 12,311,250	$ 12,311,250	$ —
23	90 Day Euro Dollar	Jun. 2015	5,648,512	5,652,250	3,738
646	10 Year Euro-Bund.	Jun. 2012	118,959,401	119,319,462	360,061
13	10 Year Japanese Bonds	Jun. 2012	22,358,584	22,304,337	(54,247)
485	10 Year U.S. Treasury Notes	Jun. 2012	63,681,000	62,799,922	(881,078)
629	Mini MSCI EAFE	Jun. 2012	47,877,600	48,483,320	605,720
150	Russell 2000 Mini	Jun. 2012	12,406,210	12,415,500	9,290
358	S&P 500	Jun. 2012	122,394,875	125,586,400	3,191,525
222	S&P 500 E-Mini	Jun. 2012	15,436,807	15,575,520	138,713
					3,373,722

Short Positions:
182	5 Year U.S. Treasury Notes	Jun. 2012	22,414,438	22,302,109	112,329
70	10 Year Canadian Bonds	Jun. 2012	9,099,123	9,209,585	(110,462)
50	10 Year U.K. Gilt	Jun. 2012	9,108,862	9,157,870	(49,008)
					(47,141)
					$3,326,581

Commodity futures contracts open at March 31, 2012:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
13	Brent Crude	Dec. 2013	$ 1,431,440	$ 1,430,910	$ (530)
6	Gold 100 OZ	Jun. 2012	1,002,480	1,003,140	660
29	Soybean	Jul. 2013	1,859,901	1,914,000	54,099
30	Wheat	Jul. 2012	1,054,575	1,060,500	5,925
3	WTI Crude	Jan. 2013	324,540	315,990	(8,550)
					51,604

Short Positions:
29	Soybean	Nov. 2012	1,862,430	1,969,100	(106,670)
30	Wheat	Jul. 2012	997,163	1,011,000	(13,837)
3	WTI Crude	Sep. 2012	324,000	313,980	10,020
					(110,487)
					$ (58,883)
Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/12	JPMorgan Chase	AUD	512	$ 531,223	$530,176	$ (1,047)
Expiring 04/23/12	Citigroup Global Markets	AUD	106	109,704	109,502	(202)
Expiring 04/23/12	Deutsche Bank	AUD	469	483,560	484,497	937
Expiring 04/23/12	JPMorgan Chase	AUD	657	693,645	678,709	(14,936)
Expiring 04/23/12	Royal Bank of Canada	AUD	1,770	1,858,597	1,828,487	(30,110)
Expiring 04/23/12	UBS Securities	AUD	1,684	1,742,873	1,739,646	(3,227)
Brazilian Real,
Expiring 04/03/12	JPMorgan Chase	BRL	2,843	1,634,884	1,555,854	(79,030)
Expiring 04/03/12	Morgan Stanley	BRL	3,384	1,961,693	1,852,048	(109,645)
Expiring 04/03/12	Morgan Stanley	BRL	279	161,594	152,562	(9,032)
Expiring 04/03/12	Morgan Stanley	BRL	202	116,788	110,260	(6,528)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

British Pound,
Expiring 06/12/12	Bank of Nova Scotia	GBP	104	$ 163,439	$ 166,263	$ 2,824
Expiring 06/12/12	Barclays Capital Group	GBP	1,133	1,805,956	1,811,303	5,347
Expiring 06/12/12	Deutsche Bank	GBP	72	114,209	115,105	896
Expiring 06/12/12	JPMorgan Chase	GBP	2,131	3,382,818	3,406,783	23,965
Canadian Dollar,
Expiring 06/21/12	JPMorgan Chase	CAD	684	683,542	684,526	984
Chinese Yuan,
Expiring 06/01/12	Barclays Capital Group	CNY	16,295	2,584,000	2,584,533	533
Expiring 06/01/12	Barclays Capital Group	CNY	3,198	500,000	507,241	7,241
Expiring 06/01/12	Citigroup Global Markets	CNY	2,741	430,559	434,745	4,186
Expiring 06/01/12	Citigroup Global Markets	CNY	2,384	374,477	378,118	3,641
Expiring 06/01/12	Citigroup Global Markets	CNY	1,495	237,000	237,068	68
Expiring 06/01/12	Citigroup Global Markets	CNY	1,381	216,949	219,058	2,109
Expiring 06/01/12	Citigroup Global Markets	CNY	1,217	193,000	192,994	(6)
Expiring 06/01/12	JPMorgan Chase	CNY	27,038	4,223,000	4,288,508	65,508
Expiring 06/01/12	JPMorgan Chase	CNY	20,507	3,198,000	3,252,680	54,680
Expiring 06/01/12	JPMorgan Chase	CNY	13,513	2,111,000	2,143,244	32,244
Expiring 06/01/12	JPMorgan Chase	CNY	6,979	1,106,000	1,107,017	1,017
Expiring 06/01/12	JPMorgan Chase	CNY	6,979	1,106,000	1,107,017	1,017
Expiring 06/01/12	JPMorgan Chase	CNY	2,477	393,000	392,832	(168)
Expiring 06/01/12	JPMorgan Chase	CNY	1,822	289,000	289,014	14
Expiring 02/01/13	Barclays Capital Group	CNY	28,521	4,523,565	4,521,160	(2,405)
Expiring 02/01/13	Barclays Capital Group	CNY	5,355	849,264	848,813	(451)
Expiring 02/01/13	Deutsche Bank	CNY	5,642	896,585	894,403	(2,182)
Expiring 02/01/13	Deutsche Bank	CNY	3,634	574,235	576,114	1,879
Expiring 02/01/13	JPMorgan Chase	CNY	6,813	1,085,396	1,080,001	(5,395)
Expiring 02/01/13	JPMorgan Chase	CNY	1,682	267,929	266,682	(1,247)
Expiring 08/05/13	Deutsche Bank	CNY	5,000	798,212	789,945	(8,267)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	157,989	(1,653)
Expiring 08/05/13	UBS Securities	CNY	15,564	2,464,598	2,458,931	(5,667)
Expiring 08/05/13	UBS Securities	CNY	2,582	408,857	407,917	(940)
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	612,250	(27,750)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,049,616	(130,384)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	498,546	(23,454)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,830,600	(81,400)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	408,486	(18,514)
Expiring 04/25/14	JPMorgan Chase	CNY	11,635	1,912,000	1,829,097	(82,903)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,163,266	(49,734)
Expiring 04/25/14	Royal Bank of Scotland	CNY	19,406	3,180,000	3,050,866	(129,134)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	409,493	(17,507)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	407,479	(19,521)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	341,348	(18,652)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	117,660	(8,306)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,221,746	(89,502)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	543,587	(38,231)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	227,355	(11,645)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	161,455	(8,545)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	114,061	(5,939)
Euro,
Expiring 04/02/12	UBS Securities	EUR	76	101,731	101,877	146
Expiring 04/03/12	Hong Kong & Shanghai Bank	EUR	22,188	29,395,550	29,592,775	197,225
Expiring 04/04/12	Citigroup Global Markets	EUR	1,725	2,301,331	2,300,692	(639)
Expiring 04/04/12	Citigroup Global Markets	EUR	373	497,621	497,483	(138)
Expiring 04/16/12	Barclays Capital Group	EUR	11,458	15,170,266	15,282,707	112,441
Expiring 04/16/12	Barclays Capital Group	EUR	498	651,657	664,234	12,577
Expiring 04/16/12	Barclays Capital Group	EUR	370	486,170	493,506	7,336
Expiring 04/16/12	Barclays Capital Group	EUR	339	447,787	452,159	4,372
Expiring 04/16/12	Citigroup Global Markets	EUR	247	322,567	329,449	6,882
Expiring 04/16/12	Citigroup Global Markets	EUR	105	138,543	140,049	1,506

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Euro (cont’d.),
Expiring 04/16/12	Deutsche Bank	EUR	5,266	$ 6,665,755	$ 7,023,802	$ 358,047
Expiring 04/16/12	Deutsche Bank	EUR	245	322,391	326,782	4,391
Expiring 04/16/12	Royal Bank of Canada	EUR	2,847	3,755,321	3,797,335	42,014
Expiring 04/16/12	Royal Bank of Canada	EUR	1,053	1,388,840	1,404,494	15,654
Expiring 04/16/12	Royal Bank of Canada	EUR	438	557,966	584,206	26,240
Expiring 04/16/12	Royal Bank of Scotland	EUR	448	585,865	597,543	11,678
Expiring 04/16/12	Royal Bank of Scotland	EUR	314	411,877	418,814	6,937
Expiring 04/16/12	Royal Bank of Scotland	EUR	256	339,521	341,453	1,932
Expiring 04/16/12	UBS Securities	EUR	534	704,100	712,251	8,151
Expiring 05/02/12	Citigroup Global Markets	EUR	22,188	29,370,544	29,596,545	226,001
Expiring 05/17/12	Citigroup Global Markets	EUR	237	313,493	316,161	2,668
Expiring 05/17/12	Citigroup Global Markets	EUR	246	328,258	328,167	(91)
Expiring 05/17/12	JPMorgan Chase	EUR	1,019	1,357,253	1,359,360	2,107
Expiring 05/23/12	Deutsche Bank	EUR	7,843	10,495,503	10,463,028	(32,475)
Expiring 06/14/12	Barclays Capital Group	EUR	256	336,498	341,566	5,068
Expiring 06/14/12	Deutsche Bank	EUR	113	149,963	150,769	806
Hong Kong Dollar,
Expiring 05/18/12	Hong Kong & Shanghai Bank	HKD	43,716	5,639,105	5,630,631	(8,474)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	167,647	3,606,861	3,221,171	(385,690)
Expiring 07/12/12	JPMorgan Chase	INR	136,021	2,926,446	2,613,514	(312,932)
Expiring 07/12/12	JPMorgan Chase	INR	33,407	718,729	641,874	(76,855)
Indonesia Rupiah,
Expiring 07/02/12	UBS Securities	IDR	14	2	2	—
Japanese Yen,
Expiring 04/02/12	UBS Securities	JPY	11,264	136,120	136,087	(33)
Expiring 06/07/12	Barclays Capital Group	JPY	176,064	2,127,531	2,128,488	957
Expiring 06/07/12	Barclays Capital Group	JPY	130,895	1,570,467	1,582,426	11,959
Expiring 06/07/12	Barclays Capital Group	JPY	74,703	909,119	903,106	(6,013)
Expiring 06/07/12	Barclays Capital Group	JPY	14,586	175,000	176,333	1,333
Expiring 06/07/12	Citigroup Global Markets	JPY	43,036	515,335	520,275	4,940
Expiring 06/07/12	Citigroup Global Markets	JPY	238,304	2,881,795	2,880,924	(871)
Expiring 06/07/12	Deutsche Bank	JPY	994,902	12,070,567	12,027,651	(42,916)
Expiring 06/07/12	Deutsche Bank	JPY	317,499	3,858,294	3,838,335	(19,959)
Expiring 06/07/12	Deutsche Bank	JPY	146,741	1,780,323	1,773,993	(6,330)
Expiring 06/07/12	JPMorgan Chase	JPY	205,280	2,481,313	2,481,688	375
Expiring 06/07/12	Morgan Stanley	JPY	175,050	2,095,403	2,116,229	20,826
Expiring 06/07/12	UBS Securities	JPY	346,203	4,201,895	4,185,346	(16,549)
Expiring 06/07/12	UBS Securities	JPY	106,043	1,287,053	1,281,984	(5,069)
Expiring 06/07/12	UBS Securities	JPY	77,630	933,977	938,491	4,514
Malaysian Ringgit,
Expiring 04/23/12	Citigroup Global Markets	MYR	437	141,174	142,378	1,204
Expiring 04/23/12	UBS Securities	MYR	3,117	1,025,848	1,015,713	(10,135)
Expiring 04/23/12	UBS Securities	MYR	2,268	746,495	739,120	(7,375)
Mexican Peso,
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	2,970	229,972	230,460	488
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	244	18,984	18,923	(61)
Expiring 06/15/12	JPMorgan Chase	MXN	158	12,350	12,220	(130)
Expiring 06/15/12	UBS Securities	MXN	1,116	86,680	86,563	(117)
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	77,556	2,567,138	2,627,837	60,699
New Zealand Dollar,
Expiring 04/23/12	Royal Bank of Scotland	NZD	203	166,168	165,949	(219)
Norwegian Krone,
Expiring 04/12/12	Citigroup Global Markets	NOK	7,571	1,347,153	1,328,808	(18,345)
Philippine Peso,
Expiring 06/08/12	Citigroup Global Markets	PHP	556	12,888	12,873	(15)
Expiring 06/08/12	Citigroup Global Markets	PHP	29	674	673	(1)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Singapore Dollar,
Expiring 05/15/12	UBS Securities	SGD	30	$ 23,318	$ 23,478	$ 160
Expiring 05/15/12	UBS Securities	SGD	1	907	913	6
South Korean Won,
Expiring 07/12/12	UBS Securities	KRW	17,358	15,396	15,209	(187)
Expiring 07/12/12	UBS Securities	KRW	15,412	13,671	13,505	(166)
Expiring 07/12/12	UBS Securities	KRW	536	476	470	(6)
				$224,103,823	$223,479,503	$(624,320)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Australian Dollar,
Expiring 04/02/12	JPMorgan Chase	AUD	512	$ 538,526	$ 530,176	$ 8,350
Expiring 04/23/12	Barclays Capital Group	AUD	3,217	3,383,451	3,323,302	60,149
Expiring 04/23/12	Barclays Capital Group	AUD	1,811	1,915,071	1,870,842	44,229
Expiring 04/23/12	Citigroup Global Markets	AUD	4,443	4,621,075	4,589,813	31,262
Expiring 04/23/12	Citigroup Global Markets	AUD	2,987	3,091,384	3,085,702	5,682
Expiring 04/23/12	Credit Suisse First Boston Corp.	AUD	39,039	41,682,136	40,328,996	1,353,140
Expiring 04/23/12	Credit Suisse First Boston Corp.	AUD	33,944	36,242,179	35,065,638	1,176,541
Expiring 04/23/12	Credit Suisse First Boston Corp.	AUD	16,340	17,446,300	16,879,935	566,365
Expiring 04/23/12	JPMorgan Chase	AUD	512	529,952	528,918	1,034
Expiring 04/23/12	Morgan Stanley	AUD	4,474	4,675,106	4,621,838	53,268
Expiring 04/23/12	UBS Securities	AUD	2,859	2,990,200	2,953,473	36,727
Brazilian Real,
Expiring 04/03/12	Barclays Capital Group	BRL	3,044	1,624,611	1,666,114	(41,503)
Expiring 04/03/12	JPMorgan Chase	BRL	3,384	1,946,124	1,852,048	94,076
Expiring 04/03/12	JPMorgan Chase	BRL	279	160,311	152,562	7,749
Expiring 06/04/12	Morgan Stanley	BRL	3,384	1,936,657	1,827,891	108,766
Expiring 06/04/12	Morgan Stanley	BRL	279	159,531	150,571	8,960
Expiring 06/04/12	Morgan Stanley	BRL	202	115,298	108,823	6,475
British Pound,
Expiring 06/12/12	Barclays Capital Group	GBP	1,436	2,271,307	2,295,702	(24,395)
Expiring 06/12/12	Deutsche Bank	GBP	1,677	2,660,108	2,680,983	(20,875)
Expiring 06/12/12	JPMorgan Chase	GBP	20,066	31,724,346	32,079,074	(354,728)
Expiring 06/12/12	JPMorgan Chase	GBP	23	36,363	36,770	(407)
Expiring 06/12/12	UBS Securities	GBP	30,027	47,323,092	48,003,506	(680,414)
Expiring 06/12/12	UBS Securities	GBP	3,060	4,822,615	4,891,955	(69,340)
Expiring 06/12/12	UBS Securities	GBP	858	1,352,223	1,371,665	(19,442)
Canadian Dollar,
Expiring 06/21/12	Barclays Capital Group	CAD	28,150	28,418,699	28,171,664	247,035
Expiring 06/21/12	Barclays Capital Group	CAD	19,660	19,847,660	19,675,131	172,529
Expiring 06/21/12	Barclays Capital Group	CAD	8,489	8,570,030	8,495,533	74,497
Expiring 06/21/12	UBS Securities	CAD	98	97,881	98,076	(195)
Chinese Yuan,
Expiring 06/01/12	Barclays Capital Group	CNY	3,404	540,000	539,897	103
Expiring 06/01/12	Barclays Capital Group	CNY	1,011	160,000	160,363	(363)
Expiring 06/01/12	Citigroup Global Markets	CNY	5,294	830,000	839,650	(9,650)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	35,618	5,574,000	5,649,414	(75,414)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	4,122	646,000	653,715	(7,715)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	2,486	393,000	394,297	(1,297)
Expiring 06/01/12	Deutsche Bank	CNY	7,499	1,177,000	1,189,377	(12,377)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	4,357	690,000	691,127	(1,127)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	2,400	376,000	380,610	(4,610)
Expiring 06/01/12	Morgan Stanley	CNY	34,771	5,450,000	5,515,092	(65,092)
Expiring 06/01/12	UBS Securities	CNY	19,835	3,109,000	3,146,132	(37,132)
Expiring 06/01/12	UBS Securities	CNY	6,988	1,097,000	1,108,362	(11,362)
Expiring 06/01/12	UBS Securities	CNY	6,461	1,009,000	1,024,732	(15,732)
Expiring 06/01/12	UBS Securities	CNY	5,088	798,000	807,025	(9,025)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Chinese Yuan (cont’d.),
Expiring 10/15/12	JPMorgan Chase	CNY	8,333	$ 1,300,000	$ 1,321,010	$ (21,010)
Expiring 04/25/14	Deutsche Bank	CNY	33,623	5,227,000	5,285,920	(58,920)
Euro,
Expiring 04/03/12	Citigroup Global Markets	EUR	22,188	29,365,818	29,592,775	(226,957)
Expiring 04/16/12	Barclays Capital Group	EUR	3,561	4,551,272	4,749,670	(198,398)
Expiring 04/16/12	Barclays Capital Group	EUR	3,203	4,197,106	4,272,169	(75,063)
Expiring 04/16/12	Barclays Capital Group	EUR	2,272	3,056,367	3,030,399	25,968
Expiring 04/16/12	Barclays Capital Group	EUR	2,267	2,908,876	3,023,730	(114,854)
Expiring 04/16/12	Barclays Capital Group	EUR	1,835	2,446,209	2,447,527	(1,318)
Expiring 04/16/12	Barclays Capital Group	EUR	1,359	1,811,661	1,812,637	(976)
Expiring 04/16/12	Barclays Capital Group	EUR	583	745,125	777,606	(32,481)
Expiring 04/16/12	BNP Paribas	EUR	1,900	2,495,745	2,534,224	(38,479)
Expiring 04/16/12	Citigroup Global Markets	EUR	15,325	19,823,884	20,440,521	(616,637)
Expiring 04/16/12	Citigroup Global Markets	EUR	11,105	14,365,039	14,811,874	(446,835)
Expiring 04/16/12	Citigroup Global Markets	EUR	4,731	6,220,590	6,310,218	(89,628)
Expiring 04/16/12	Citigroup Global Markets	EUR	1,567	2,057,724	2,090,068	(32,344)
Expiring 04/16/12	Citigroup Global Markets	EUR	624	819,413	832,293	(12,880)
Expiring 04/16/12	Citigroup Global Markets	EUR	1,725	2,301,457	2,300,809	648
Expiring 04/16/12	Deutsche Bank	EUR	6,738	8,939,338	8,987,160	(47,822)
Expiring 04/16/12	Deutsche Bank	EUR	4,529	6,053,280	6,040,790	12,490
Expiring 04/16/12	Deutsche Bank	EUR	2,502	3,320,579	3,337,173	(16,594)
Expiring 04/16/12	Deutsche Bank	EUR	2,408	3,194,706	3,211,796	(17,090)
Expiring 04/16/12	Deutsche Bank	EUR	1,238	1,602,870	1,651,248	(48,378)
Expiring 04/16/12	JPMorgan Chase	EUR	3,892	5,183,015	5,191,158	(8,143)
Expiring 04/16/12	JPMorgan Chase	EUR	1,107	1,474,262	1,476,519	(2,257)
Expiring 04/16/12	Morgan Stanley	EUR	2,802	3,708,896	3,737,314	(28,418)
Expiring 04/16/12	Morgan Stanley	EUR	2,742	3,645,050	3,657,286	(12,236)
Expiring 04/16/12	Morgan Stanley	EUR	1,350	1,794,609	1,800,633	(6,024)
Expiring 04/16/12	Royal Bank of Canada	EUR	1,458	1,909,944	1,944,684	(34,740)
Expiring 04/16/12	Royal Bank of Scotland	EUR	1,243	1,629,058	1,657,916	(28,858)
Expiring 04/16/12	Royal Bank of Scotland	EUR	1,071	1,394,242	1,428,503	(34,261)
Expiring 04/16/12	UBS Securities	EUR	49,534	65,050,724	66,068,563	(1,017,839)
Expiring 04/16/12	UBS Securities	EUR	1,081	1,441,728	1,441,840	(112)
Expiring 05/17/12	Barclays Capital Group	EUR	12,307	16,297,237	16,417,704	(120,467)
Expiring 05/17/12	Morgan Stanley	EUR	18	23,683	24,013	(330)
Expiring 05/17/12	Royal Bank of Canada	EUR	9	11,792	12,006	(214)
Expiring 05/17/12	Royal Bank of Scotland	EUR	2	2,616	2,668	(52)
Expiring 05/23/12	Barclays Capital Group	EUR	29,174	39,530,770	38,919,849	610,921
Expiring 05/23/12	UBS Securities	EUR	33,595	45,522,569	44,817,726	704,843
Expiring 06/14/12	Barclays Capital Group	EUR	80	105,954	106,739	(785)
Expiring 06/19/12	Bank of New York Mellon	EUR	15,160	20,306,821	20,227,785	79,036
Indian Rupee,
Expiring 07/12/12	Barclays Capital Group	INR	20,400	400,000	391,966	8,034
Expiring 07/12/12	Barclays Capital Group	INR	15,954	300,000	306,540	(6,540)
Expiring 07/12/12	Barclays Capital Group	INR	15,801	300,000	303,601	(3,601)
Expiring 07/12/12	Barclays Capital Group	INR	10,038	200,000	192,870	7,130
Expiring 07/12/12	Barclays Capital Group	INR	9,864	180,000	189,527	(9,527)
Expiring 07/12/12	Deutsche Bank	INR	32,012	661,000	615,084	45,916
Expiring 07/12/12	Deutsche Bank	INR	7,698	139,010	147,917	(8,907)
Expiring 07/12/12	Goldman Sachs & Co.	INR	3,904	70,000	75,010	(5,010)
Expiring 07/12/12	Hong Kong & Shanghai Bank	INR	4,899	90,000	94,124	(4,124)
Expiring 07/12/12	Hong Kong & Shanghai Bank	INR	3,907	70,000	75,063	(5,063)
Expiring 07/12/12	JPMorgan Chase	INR	52,429	1,026,400	1,007,362	19,038
Expiring 07/12/12	JPMorgan Chase	INR	44,188	865,064	849,019	16,045
Expiring 07/12/12	JPMorgan Chase	INR	10,555	190,000	202,794	(12,794)
Expiring 07/12/12	JPMorgan Chase	INR	10,226	200,000	196,483	3,517
Expiring 07/12/12	JPMorgan Chase	INR	10,214	200,000	196,252	3,748
Indonesia Rupiah,
Expiring 07/02/12	UBS Securities	IDR	106,960	11,355	11,582	(227)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 04/04/12	Citigroup Global Markets	JPY	238,304	$ 2,880,162	$ 2,879,245	$ 917
Expiring 06/07/12	Barclays Capital Group	JPY	88,591	1,078,132	1,071,001	7,131
Expiring 06/07/12	Barclays Capital Group	JPY	58,738	714,828	710,100	4,728
Expiring 06/07/12	JPMorgan Chase	JPY	18,181	218,255	219,795	(1,540)
Malaysian Ringgit,
Expiring 04/23/12	Barclays Capital Group	MYR	548	171,200	178,658	(7,458)
Expiring 04/23/12	Barclays Capital Group	MYR	272	85,000	88,481	(3,481)
Expiring 04/23/12	Citigroup Global Markets	MYR	2,208	719,000	719,511	(511)
Expiring 04/23/12	Deutsche Bank	MYR	618	193,000	201,344	(8,344)
Expiring 04/23/12	Deutsche Bank	MYR	272	85,000	88,481	(3,481)
Expiring 04/23/12	Hong Kong & Shanghai Bank	MYR	310	97,000	101,178	(4,178)
Expiring 04/23/12	JPMorgan Chase	MYR	957	300,000	311,846	(11,846)
Expiring 04/23/12	JPMorgan Chase	MYR	289	90,000	94,111	(4,111)
Expiring 04/23/12	JPMorgan Chase	MYR	288	90,000	93,994	(3,994)
Mexican Peso,
Expiring 04/12/12	UBS Securities	MXN	110,000	8,011,070	8,587,081	(576,011)
Expiring 06/14/12	UBS Securities	MXN	60,000	4,605,783	4,655,853	(50,070)
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	115,315	8,976,400	8,947,405	28,995
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	2,235	174,937	173,442	1,495
Expiring 07/12/12	Hong Kong & Shanghai Bank	MXN	100,000	7,223,868	7,740,197	(516,329)
Expiring 07/26/12	Morgan Stanley	MXN	200,000	15,132,027	15,460,329	(328,302)
Expiring 08/23/12	UBS Securities	MXN	30,000	2,313,387	2,313,053	334
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	889	29,438	30,134	(696)
New Zealand Dollar,
Expiring 04/23/12	Credit Suisse First Boston Corp.	NZD	21,434	17,895,247	17,521,917	373,330
Expiring 04/23/12	Deutsche Bank	NZD	987	805,787	806,855	(1,068)
Expiring 04/23/12	JPMorgan Chase	NZD	2,242	1,844,639	1,832,795	11,844
Norwegian Krone,
Expiring 05/24/12	UBS Securities	NOK	42,381	7,537,080	7,425,997	111,083
Singapore Dollar,
Expiring 05/15/12	Deutsche Bank	SGD	33	26,803	26,603	200
				$714,069,137	$714,365,617	$(296,480)

Cross currency exchange contracts outstanding at March 31, 2012:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
04/04/12	Buy	JPY	79,503	EUR	719	$1,624	Deutsche Bank
04/04/12	Buy	JPY	158,334	EUR	1,438	(4,883)	Hong Kong & Shanghai Bank
						$(3,259)

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$46,800	06/20/14	0.750%	3 month LIBOR(1)	$(113,237)	$(140,725)	$ 27,488	Royal Bank of Scotland PLC
4,900	06/20/16	1.250%	3 month LIBOR(1)	(29,202)	(50,662)	21,460	Goldman Sachs & Co.
100,500	06/20/17	1.500%	3 month LIBOR(1)	(619,743)	(1,145,633)	525,890	JPMorgan Chase & Co.
23,800	06/20/22	2.250%	3 month LIBOR(1)	247,646	(43,788)	291,434	Citigroup, Inc.
1,700	06/20/22	2.250%	3 month LIBOR(1)	17,689	(6,087)	23,776	Barclays Bank PLC
600	06/20/42	2.750%	3 month LIBOR(1)	39,808	21,705	18,103	Morgan Stanley

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	1,800	12/15/17	5.500%	6 month Australian Bank Bill rate(2)	$100,272	$(7,033)	$107,305	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(2)	66,848	(4,189)	71,037	Deutsche Bank AG
BRL	134,700	01/02/14	10.530%	Brazilian interbank lending rate(2)	966,792	508,813	457,979	HSBC Bank USA
BRL	38,900	01/02/14	10.380%	Brazilian interbank lending rate(2)	259,126	120,825	138,301	UBS AG
BRL	11,400	01/02/14	10.580%	Brazilian interbank lending rate(2)	87,826	39,727	48,099	Morgan Stanley
BRL	9,600	01/02/14	11.960%	Brazilian interbank lending rate(2)	264,979	(4,100)	269,079	Goldman Sachs & Co.
BRL	7,600	01/02/14	10.530%	Brazilian interbank lending rate(2)	54,548	5,520	49,028	HSBC Bank USA
BRL	7,400	01/02/14	10.580%	Brazilian interbank lending rate(2)	57,010	13,483	43,527	Morgan Stanley
BRL	6,400	01/02/14	10.380%	Brazilian interbank lending rate(2)	42,633	21,296	21,337	UBS AG
BRL	6,300	01/02/14	12.120%	Brazilian interbank lending rate(2)	192,088	6,220	185,868	HSBC Bank USA
BRL	4,600	01/02/14	9.980%	Brazilian interbank lending rate(2)	16,023	6,393	9,630	Goldman Sachs & Co.
BRL	3,800	01/02/14	10.180%	Brazilian interbank lending rate(2)	20,372	2,117	18,255	HSBC Bank USA
BRL	3,100	01/02/14	12.510%	Brazilian interbank lending rate(2)	81,493	2,327	79,166	Barclays Bank PLC
BRL	3,000	01/02/14	12.560%	Brazilian interbank lending rate(2)	80,275	3,518	76,757	HSBC Bank USA
BRL	2,300	01/02/14	10.770%	Brazilian interbank lending rate(2)	22,086	5,955	16,131	UBS AG
BRL	2,100	01/02/14	10.220%	Brazilian interbank lending rate(2)	12,491	9,743	2,748	Morgan Stanley
BRL	1,300	01/02/14	11.990%	Brazilian interbank lending rate(2)	36,398	192	36,206	Barclays Bank PLC
BRL	1,100	01/02/14	10.870%	Brazilian interbank lending rate(2)	11,663	4,459	7,204	JPMorgan Chase & Co.
BRL	1,000	01/02/14	11.940%	Brazilian interbank lending rate(2)	23,548	1,468	22,080	HSBC Bank USA

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter swap agreements:
BRL	1,000	01/02/14	10.530%	Brazilian interbank lending rate(2)	$7,177	$3,574	$3,603	HSBC Bank USA
BRL	1,000	01/02/14	10.380%	Brazilian interbank lending rate(2)	6,661	2,406	4,255	UBS AG
BRL	200	01/02/14	9.970%	Brazilian interbank lending rate(2)	634	—	634	Barclays Bank PLC
BRL	4,700	01/02/15	9.940%	Brazilian interbank lending rate(2)	713	—	713	Goldman Sachs & Co.
BRL	2,400	01/02/15	9.930%	Brazilian interbank lending rate(2)	(618)	562	(1,180)	Goldman Sachs & Co.
BRL	1,800	01/02/15	9.930%	Brazilian interbank lending rate(2)	613	512	101	UBS AG
BRL	1,700	01/02/15	10.610%	Brazilian interbank lending rate(2)	11,664	—	11,664	Morgan Stanley
BRL	900	01/02/15	9.930%	Brazilian interbank lending rate(2)	—	—	—	UBS AG
EUR	600	10/15/16	1.850%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(2)	(12,310)	(5,991)	(6,319)	Barclays Bank PLC
JPY	420,000	12/21/21	1.500%	6 month LIBOR(2)	261,636	105,644	155,992	Credit Suisse International
MXN	33,100	12/08/15	6.590%	28 day Mexican interbank rate(2)	99,812	(30,196)	130,008	Morgan Stanley
MXN	21,500	12/08/15	6.590%	28 day Mexican interbank rate(2)	64,833	5,651	59,182	HSBC Bank USA
MXN	130,700	06/08/16	6.750%	28 day Mexican interbank rate(2)	478,662	87,731	390,931	Morgan Stanley
MXN	30,700	06/08/16	5.800%	28 day Mexican interbank rate(2)	29,670	(53)	29,723	HSBC Bank USA
MXN	11,300	06/08/16	6.750%	28 day Mexican interbank rate(2)	41,270	4,191	37,079	Barclays Bank PLC
MXN	10,200	06/08/16	6.750%	28 day Mexican interbank rate(2)	37,355	4,850	32,505	HSBC Bank USA
MXN	371,000	09/06/16	5.600%	28 day Mexican interbank rate(2)	39,924	59,486	(19,562)	HSBC Bank USA
MXN	11,000	07/27/20	6.960%	28 day Mexican interbank rate(2)	31,102	(44,345)	75,447	HSBC Bank USA
MXN	8,900	07/27/20	6.960%	28 day Mexican interbank rate(2)	25,530	(16,614)	42,144	Barclays Bank PLC
MXN	34,200	06/02/21	7.500%	28 day Mexican interbank rate(2)	186,872	11,814	175,058	HSBC Bank USA
MXN	13,200	06/02/21	7.500%	28 day Mexican interbank rate(2)	72,126	7,679	64,447	Morgan Stanley
MXN	11,800	06/02/21	6.650%	28 day Mexican interbank rate(2)	10,419	3,097	7,322	Morgan Stanley
Exchange-traded swap agreements:
EUR	7,900	03/21/17	2.000%	6 month Euribor(2)	221,615	(47,435)	269,050	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Exchange-traded swap agreements:
GBP	15,600	09/21/13	2.500%	6 month LIBOR	(2)	$(464,581)	$(491,877)	$27,296	—

						$3,090,211	$(967,770)	$4,057,981

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX EM14 Index	12/20/15	5.000%	$1,700	$173,643	$171,055	$ 2,588	Morgan Stanley
Dow Jones CDX EM14 Index	12/20/15	5.000%	900	91,929	89,638	2,291	Citigroup, Inc.
Dow Jones CDX EM14 Index	12/20/15	5.000%	400	40,857	42,618	(1,761)	Deutsche Bank AG
Dow Jones CDX EM15 Index	06/20/16	5.000%	400	44,261	43,336	925	Barclays Bank PLC
Dow Jones CDX MCDX 15 10Y	12/20/20	1.000%	1,000	(45,147)	(48,959)	3,812	Citigroup, Inc.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	2,200	(17,869)	(70,650)	52,781	Bank of America
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	1,200	(9,747)	(25,338)	15,591	Citigroup, Inc.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	1,100	(8,934)	(22,984)	14,050	Goldman Sachs & Co.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	800	(6,498)	(14,791)	8,293	Deutsche Bank AG
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	500	(4,061)	(8,010)	3,949	Morgan Stanley
Dow Jones CDX MCDX 16 5Y	06/20/16	1.000%	2,000	(26,219)	(35,049)	8,830	Goldman Sachs & Co.
Dow Jones CDX NA IG 5 10Y	12/20/15	0.460%	330	(21,047)	—	(21,047)	Morgan Stanley
				$ 211,168	$ 120,866	$ 90,302

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Ally Financial, Inc.	12/20/12	5.000%	$500	2.347%	$9,914	$2,945	$6,969	Bank of America
American International Group	12/20/20	1.000%	100	2.208%	(8,541)	(20,589)	12,048	UBS AG
Australian Government	06/20/15	1.000%	400	0.439%	7,334	4,843	2,491	UBS AG
Australian Government	09/20/15	1.000%	8,200	0.482%	154,858	122,560	32,298	Goldman Sachs & Co.
Australian Government	06/20/16	1.000%	600	0.579%	10,709	11,836	(1,127)	Morgan Stanley
Australian Government	06/20/16	1.000%	200	0.579%	3,570	3,987	(417)	Goldman Sachs & Co.
Australian Government	09/20/16	1.000%	700	0.623%	11,816	9,267	2,549	UBS AG
Australian Government	09/20/16	1.000%	700	0.623%	11,816	11,033	783	UBS AG
Australian Government	09/20/16	1.000%	400	0.623%	6,980	5,122	1,858	UBS AG
Australian Government	09/20/16	1.000%	100	0.623%	1,745	1,324	421	Deutsche Bank AG
Australian Government	09/20/16	1.000%	100	0.623%	1,745	1,259	486	Royal Bank of Scotland PLC
Australian Government	12/20/16	1.000%	1,400	0.662%	22,806	(5,690)	28,496	Credit Suisse First Boston

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Australian Government	12/20/16	1.000%	$1,100	0.662%	$17,919	$2,333	$15,586	Deutsche Bank AG
Australian Government	12/20/16	1.000%	400	0.662%	6,516	(1,626)	8,142	Goldman Sachs & Co.
Australian Government	12/20/16	1.000%	300	0.662%	4,887	771	4,116	Morgan Stanley
Australian Government	12/20/16	1.000%	300	0.662%	4,887	(1,153)	6,040	UBS AG
Australian Government	12/20/16	1.000%	300	0.662%	4,887	(1,486)	6,373	UBS AG
BP Capital Markets America	12/20/15	1.000%	600	0.714%	5,955	(9,973)	15,928	Morgan Stanley
Commonwealth of Pennsylvania	03/20/21	1.400%	1,100	1.301%	7,845	—	7,845	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	500	0.807%	2,143	(2,725)	4,868	Barclays Bank PLC
Federal Republic of Brazil	06/20/15	1.000%	500	0.807%	2,143	(6,110)	8,253	Royal Bank of Scotland PLC
Federal Republic of Brazil	06/20/20	1.000%	600	1.447%	(20,261)	(16,128)	(4,133)	Deutsche Bank AG
Federal Republic of Germany	12/20/16	0.250%	4,700	0.630%	(86,562)	(186,343)	99,781	Goldman Sachs & Co.
Federal Republic of Germany	12/20/16	0.250%	2,200	0.630%	(40,518)	(94,673)	54,155	Barclays Bank PLC
International Lease
Financing Corp.	06/20/16	5.000%	1,100	4.306%	28,841	(58,056)	86,897	Bank of America
Japan Gov’t. Series 55	12/20/15	1.000%	1,400	0.713%	13,987	22,215	(8,228)	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%	2,200	0.760%	19,603	(7,988)	27,591	UBS AG
Japan Gov’t. Series 55	03/20/16	1.000%	200	0.760%	1,782	(1,103)	2,885	Morgan Stanley
Japan Gov’t. Series 55	06/20/16	1.000%	100	0.801%	783	(4)	787	HSBC Bank USA
Morgan Stanley	09/20/12	0.870%	1,400	2.170%	(8,586)	—	(8,586)	BNP Paribas
People’s Republic of China	12/20/15	1.000%	3,500	0.833%	24,465	55,111	(30,646)	UBS AG
People’s Republic of China	03/20/16	1.000%	1,700	0.863%	9,345	13,924	(4,579)	Citigroup, Inc.
People’s Republic of China	06/20/16	1.000%	2,200	0.890%	8,808	21,096	(12,288)	Deutsche Bank AG
People’s Republic of China	12/20/16	1.000%	700	1.018%	(866)	(24,319)	23,453	Morgan Stanley
Petrobras Intl. Finance Corp.	09/20/12	1.000%	2,500	0.496%	6,331	(6,756)	13,087	Deutsche Bank AG
Petrobras Intl. Finance Corp.	09/20/12	1.000%	2,000	0.496%	5,065	(2,839)	7,904	Morgan Stanley
Petrobras Intl. Finance Corp.	09/20/12	1.000%	100	0.496%	253	(270)	523	Deutsche Bank AG
Russian Federation	04/20/14	3.430%	2,000	1.059%	128,035	—	128,035	Barclays Bank PLC
Russian Federation	05/20/14	3.560%	6,000	1.085%	393,611	—	393,611	Deutsche Bank AG
Russian Federation	06/20/14	2.980%	3,300	1.110%	164,238	—	164,238	Deutsche Bank AG
State of California	06/20/16	1.350%	1,300	1.493%	(5,497)	—	(5,497)	Morgan Stanley
State of California	12/20/20	1.000%	800	1.975%	47,024	—	47,024	Citigroup, Inc.
State of California	03/20/21	2.150%	1,200	1.990%	10,718	—	10,718	Morgan Stanley
State of California	03/20/21	2.760%	1,000	1.990%	46,696	—	46,696	Citigroup, Inc.
State of California	06/20/21	2.150%	1,700	2.003%	13,586	(184)	13,770	Morgan Stanley

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
State of Illinois	03/20/21	2.820%		$1,200	2.339%	$ 37,184	$ —	$ 37,184	Deutsche Bank AG
State of Illinois	03/20/21	2.870%		900	2.339%	30,959	—	30,959	Morgan Stanley
U.S. Treasury Note	06/20/16	0.250%	EUR	2,600	0.271%	4,402	(37,013)	41,415	Royal Bank of Scotland PLC
U.S. Treasury Note	06/20/16	0.250%	EUR	1,300	0.271%	2,201	(18,407)	20,608	UBS AG
U.S. Treasury Note	06/20/16	0.250%	EUR	1,200	0.271%	2,032	(16,320)	18,352	Royal Bank of Scotland PLC
United Kingdom Treasury	06/20/15	1.000%		4,500	0.286%	104,428	13,148	91,280	Morgan Stanley
United Kingdom Treasury	06/20/15	1.000%		1,300	0.286%	30,168	7,351	22,817	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		1,000	0.286%	23,206	2,922	20,284	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		500	0.286%	11,603	2,364	9,239	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		500	0.286%	11,603	2,674	8,929	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		300	0.286%	6,962	1,431	5,531	Citigroup, Inc.
United Kingdom Treasury	06/20/15	1.000%		100	0.286%	2,321	501	1,820	Citigroup, Inc.
United Kingdom Treasury	12/20/15	1.000%		2,200	0.395%	50,405	34,381	16,024	Deutsche Bank AG
United Kingdom Treasury	12/20/15	1.000%		1,800	0.395%	41,240	30,322	10,918	Credit Suisse International
United Kingdom Treasury	06/20/16	1.000%		400	0.477%	9,048	4,273	4,775	Citigroup, Inc.
United Kingdom Treasury	06/20/16	1.000%		300	0.477%	6,786	3,205	3,581	Citigroup, Inc.
United Kingdom Treasury	09/20/16	1.000%		2,100	0.533%	45,701	14,290	31,411	Morgan Stanley
United Mexican States	04/20/14	2.790%		13,000	0.578%	755,155	—	755,155	Barclays Bank PLC
United Mexican States	04/20/14	2.830%		2,000	0.578%	118,192	—	118,192	Deutsche Bank AG
						$2,346,411	$(113,267)	$2,459,678

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
Abbey Inc.	06/20/16	$1,900	1.000%	$139,547	$135,448	$4,099	BNP Paribas
American General Finance Corp.	12/20/17	2,000	1.300%	656,702	—	656,702	Royal Bank of Scotland PLC
American General Finance Corp.	12/20/17	1,900	1.370%	619,511	—	619,511	Bank of America
Autozone, Inc.	12/20/12	1,100	0.620%	(4,361)	—	(4,361)	Bank of America
Autozone, Inc.	06/20/16	1,400	0.870%	(28,842)	—	(28,842)	Bank of America
Autozone, Inc.	06/20/16	1,000	0.720%	(14,295)	—	(14,295)	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
Bank of America	06/20/18	$1,500	1.000%	$ 114,615	$ 212,392	$ (97,777)	Deutsche Bank AG
Cardinal Health, Inc.	06/20/17	250	0.580%	(2,608)	—	(2,608)	Goldman Sachs & Co.
Computer Sciences Corp.	03/20/13	1,000	0.620%	4,979	—	4,979	Morgan Stanley
Cytec Industries, Inc.	09/20/17	900	1.000%	12,756	54,984	(42,228)	Citigroup, Inc.
Dow Jones CDX NA IG 5 7Y	12/20/12	500	0.140%	(153)	—	(153)	Morgan Stanley
Embarq Corp.	06/20/13	100	1.000%	(826)	(587)	(239)	Barclays Bank PLC
Goodrich (BF) Co.	09/20/16	100	0.510%	(1,730)	—	(1,730)	Deutsche Bank AG
Hanson Ltd.	03/20/13	1,300	1.000%	(3,949)	(574)	(3,375)	Goldman Sachs & Co.
Health Care REIT	06/20/15	300	2.930%	(19,858)	—	(19,858)	Barclays Bank PLC
Intesa San Paulo	12/20/16	800	5.000%	(53,647)	45,950	(99,597)	Barclays Bank PLC
J.C. Penney Corp.	06/20/17	300	1.000%	36,559	13,143	23,416	Deutsche Bank AG
Jones Apparel Group	12/20/14	660	1.000%	31,668	11,373	20,295	Deutsche Bank AG
Liberty Mutual Group	03/20/14	1,000	1.390%	1,362	—	1,362	Bank of America
Limited Brands, Inc.	09/20/17	1,200	4.800%	(179,214)	(152,578)	(26,636)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	500	3.550%	(42,651)	—	(42,651)	Goldman Sachs & Co.
Macy’s Retail Holdings, Inc.	09/20/14	1,400	5.000%	(155,202)	(71,576)	(83,626)	Morgan Stanley
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(4,384)	—	(4,384)	Bank of America
New York Times Co.	03/20/15	800	5.000%	(73,328)	(39,971)	(33,357)	Deutsche Bank AG
Pearson	06/20/18	1,000	0.690%	(9,648)	—	(9,648)	Citigroup, Inc.
Race Point CLO	04/15/20	300	1.950%	68,652	647	68,005	Bank of America
Race Point CLO	04/15/20	300	4.030%	84,475	1,387	83,088	Bank of America
Rexam PLC	06/20/13	500	1.450%	(7,461)	—	(7,461)	Barclays Bank PLC
Santander International	03/20/15	2,500	3.000%	7,048	17,644	(10,596)	BNP Paribas
Saratoga CLO, Ltd.	12/15/19	300	1.880%	82,410	1,365	81,045	Bank of America
Sealed Air Corp.	09/20/13	100	0.590%	711	—	711	Citigroup, Inc.
Spectra Energy Capital	06/20/18	2,400	0.840%	38,566	—	38,566	Deutsche Bank AG
UST, Inc.	09/20/12	200	0.340%	(231)	—	(231)	Bank of America
Vivendi	06/20/13	1,000	1.170%	(9,127)	—	(9,127)	Citigroup, Inc.
XStrata Canada Corp.	06/20/12	100	0.910%	(208)	—	(208)	Bank of America
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX NA IG 10 5Y	06/20/13	2,226	1.550%	(23,830)	(7,904)	(15,926)	—
Dow Jones CDX NA IG 9 10Y	12/20/17	1,839	0.800%	30,794	81,925	(51,131)	—
				$1,294,802	$303,068	$991,734

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at March 31, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	05/31/12	$2,165	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +8.5bps.	$ 113,347	$ —	$ 113,347
Bank of America	04/30/12	22,832	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -2bps.	1,195,562	—	1,195,562
Bank of America	04/30/12	2,404	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -4bps.	125,875	—	125,875
Barclays Bank PLC	12/31/12	540	Pay $15.65 strike price and receive variance based on ICI Gasoline vs. Brent Crude.	75,671	—	75,671
Barclays Bank PLC	12/31/12	180	Pay $19.90 strike price and receive variance based on Euro Jet CIF NWE vs. Brent Crude.	8,397	—	8,397
Barclays Bank PLC	12/31/12	450	Pay $4.15 strike price and receive variance based on EUROBOB Gasoline vs. Brent Crude.	(15,839)	—	(15,839)
Barclays Bank PLC	12/31/12	900	Pay $5.10 strike price and receive variance based on margin spread of European oil contracts.	(7,894)	—	(7,894)
Barclays Bank PLC	12/31/12	900	Pay $5.10 strike price and receive variance based on margin spread of European oil contracts.	(7,894)	—	(7,894)
Barclays Bank PLC	12/31/12	630	Pay $7.635 strike price and receive variance based on NWE 1% Fuel Oil vs. Brent Crude.	(19,157)	—	(19,157)
Barclays Bank PLC	04/26/12	71,000	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(120,634)	—	(120,634)
Barclays Bank PLC	04/26/12	43,780	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(140,220)	(24,982)	(115,238)
Barclays Bank PLC	12/31/12	1,800	Receive variance based on Dated Brent Crude vs. ICE Crude.	(9,475)	—	(9,475)
BNP Paribas	06/15/12	649	Pay 3 month LIBOR - 18 bps and receive return on TSY INFL IX N/B.	389	—	389
Credit Suisse First Boston	04/30/12	13,478	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +15bps.	706,595	802	705,793

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Total return swap agreements outstanding at March 31, 2012 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	08/31/12	$17,292	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -2bps.	$905,731	$323,764	$ 581,967
Deutsche Bank AG	04/10/12	160	Pay $.03150625 strike and receive variance based on GOLDLNPM.	(1,078)	—	(1,078)
Deutsche Bank AG	04/04/12	590	Pay $.032761 strike and receive variance based on GOLDLNPM.	(5,272)	—	(5,272)
Deutsche Bank AG	05/29/12	220	Pay $.036864 strike and receive variance based on GOLDLNPM.	1,282	—	1,282
Deutsche Bank AG	04/27/12	120	Pay $.0441 strike and receive variance based on GOLDLNPM.	2,086	—	2,086
Deutsche Bank AG	04/20/12	10	Pay $.07784 strike and receive variance on May 2012 Corn future.	644	—	644
Deutsche Bank AG	06/22/12	290	Pay $.08410 strike and receive variance on Jul 2012 Corn future.	18,654	—	18,654
Deutsche Bank AG	04/17/12	130	Pay $.09610 strike and receive variance on May 2012 WTI Crude future.	3,926	—	3,926
Deutsche Bank AG	04/17/12	60	Pay $.106276 strike and receive variance on May 2012 WTI Crude future.	1,812	—	1,812
Deutsche Bank AG	06/29/12	30	Pay $1645.55 strike price and receive variance based on margin spread of Jul 1012 Platinum futures.	(435)	—	(435)
Deutsche Bank AG	05/30/12	30	Pay $1661.15 strike price and receive variance based on margin spread of Jun 1012 Gold 100 Oz futures.	(3,223)	—	(3,223)
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec 2019 Natural Gas future.	(317)	—	(317)
Goldman Sachs & Co.	05/09/12	110	Pay $.0441 strike and receive variance based on GOLDLNPM.	1,671	—	1,671
Goldman Sachs & Co.	05/01/12	240	Pay $.046225 strike and receive variance based on GOLDLNPM.	(4,500)	—	(4,500)
JPMorgan Chase & Co.	04/25/12	40	Pay $.20930625 strike and receive variance on May 2012 Natural Gas future.	850	—	850
JPMorgan Chase & Co.	04/25/12	40	Pay $.215296 strike and receive variance on May 2012 Natural Gas future.	850	—	850
JPMorgan Chase & Co.	04/25/12	90	Pay $.246016 strike and receive variance on May 2012 Natural Gas future.	1,913	—	1,913
JPMorgan Chase & Co.	04/26/12	4,980	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(8,994)	—	(8,994)
Morgan Stanley	04/18/12	230	Pay $.0441 strike and receive variance based on GOLDLNPM.	2,599	—	2,599
Morgan Stanley	04/26/12	32,830	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(75,457)	—	(75,457)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Total return swap agreements outstanding at March 31, 2012 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland PLC	01/31/13	$53,043	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -2bps.	$ 2,777,510	$ —	$ 2,777,510
Royal Bank of Scotland PLC	07/31/12	17,000	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -5bps.	890,160	—	890,160
Royal Bank of Scotland PLC	04/30/12	17,000	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -7bps.	890,160	—	890,160
				$ 7,305,295	$299,584	$ 7,005,711

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$146,411,758	$—	$—
Common Stocks	2,437,908,786	—	—
Exchange Traded Funds	469,506,799	—	—
Preferred Stocks	7,228,969	—	—
Asset-Backed Securities	—	36,694,222	2,541,134
Bank Loans	—	6,622,050	—
Commercial Mortgage-Backed Securities	—	21,729,641	—
Corporate Bonds	—	420,056,172	—
Foreign Government Bonds	—	262,909,809	1,084,722
Municipal Bonds	—	18,619,074	—
Residential Mortgage-Backed Securities	—	87,984,454	—
U.S. Government Agency Obligations	—	287,804,289	—
U.S. Treasury Obligations	—	698,713,026	—
Affiliated Money Market Mutual Fund	605,153,216	—	—
Repurchase Agreements	—	135,900,000	—
Foreign Treasury Obligations	—	38,667,011	—
Options Purchased	138,901	11,434	—
Options Written	(550,002)	(3,149,622)	(11,191)
Short Sales – U.S. Government Agency Obligations	—	(31,364,218)	—
Other Financial Instruments*
Futures	3,267,698	—	—
Foreign Forward Currency Contracts	—	(924,059)	—
Interest Rate Swaps	296,346	3,762,001	(366)
Credit Default Swaps	(67,057)	3,457,678	151,093
Total Return Swaps	—	6,981,902	23,809

Total	$3,669,295,414	$1,994,474,864	$3,789,201

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 3/31/12
Credit contracts	$ 3,541,714
Equity contracts	10,950,959
Foreign exchange contracts	(924,059)
Interest rate contracts	(85,455)
Commodity contracts	(94,594)
Total	$13,388,565

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace — 3.3%
General Dynamics Corp.	46,582	$3,418,187
Lockheed Martin Corp.	1,225	110,078
Northrop Grumman Corp.	59,953	3,661,929
Raytheon Co.	4,381	231,229
United Technologies Corp.	61,344	5,087,871

		12,509,294

Agriculture — 1.2%
Archer-Daniels-Midland Co.	78,705	2,491,800
Bunge Ltd. (Bermuda)	29,611	2,026,577

		4,518,377

Automobile Manufacturers — 1.4%
Ford Motor Co.(a)	169,100	2,112,059
General Motors Co.*(a)	119,023	3,052,940

		5,164,999

Beverages — 2.2%
Coca-Cola Co. (The)	22,609	1,673,292
Constellation Brands, Inc. (Class A Stock)*	143,573	3,386,887
Dr. Pepper Snapple Group, Inc.	76,874	3,091,104
PepsiCo, Inc.	2,224	147,562

		8,298,845

Biotechnology — 1.4%
Amgen, Inc.	60,789	4,133,044
Biogen Idec, Inc.*	8,225	1,036,103

		5,169,147

Cable Television — 1.0%
Comcast Corp. (Class A Stock)	131,683	3,951,807

Chemicals — 2.7%
CF Industries Holdings, Inc.	18,413	3,363,134
Monsanto Co.	52,243	4,166,902
PPG Industries, Inc.	29,747	2,849,763

		10,379,799

Commercial Services — 0.4%
Towers Watson & Co. (Class A Stock)	6,612	436,855
Visa, Inc. (Class A Stock)	8,666	1,022,588

		1,459,443

Computer Hardware — 7.7%
Apple, Inc.*	22,121	13,260,876
Dell, Inc.*(a)	113,387	1,882,224
International Business Machines Corp.	45,231	9,437,448
Seagate Technology PLC (Ireland)	30,222	814,483
Western Digital Corp.*	89,640	3,710,200

		29,105,231

Computer Services & Software — 4.2%
Accenture PLC (Ireland) (Class A Stock)	49,856	3,215,712
Computer Sciences Corp.	81,279	2,433,493
Microsoft Corp.	306,924	9,898,299
Synopsys, Inc.*	4,385	134,444

		15,681,948

Conglomerates — 2.0%
Philip Morris International, Inc.	84,052	7,447,848

Consumer Products & Services — 3.0%
Johnson & Johnson	109,666	7,233,569

	Shares	Value
COMMON STOCKS (Continued)
Consumer Products & Services (cont’d.)
Kimberly-Clark Corp.	23,599	$1,743,730
Procter & Gamble Co. (The)	34,960	2,349,662

		11,326,961

Diversified Financial Services — 1.3%
American Express Co.	28,200	1,631,652
Bank of America Corp.	88,027	842,418
BlackRock, Inc.(a)	2,982	611,012
Janus Capital Group, Inc.	129,631	1,155,012
NASDAQ OMX Group, Inc. (The)*(a)	22,839	591,530

		4,831,624

Educational Services — 0.7%
ITT Educational Services, Inc.*(a)	42,747	2,827,287

Electric — 1.8%
American Electric Power Co., Inc.	45,339	1,749,179
Consolidated Edison, Inc.	14,555	850,303
FirstEnergy Corp.	57,823	2,636,151
Public Service Enterprise Group, Inc.	56,882	1,741,158

		6,976,791

Electronic Components & Equipment — 3.3%
Garmin Ltd. (Switzerland)	26,873	1,261,687
General Electric Co.	312,992	6,281,749
Molex, Inc.	28,792	809,631
Parker Hannifin Corp.	38,656	3,268,365
TE Connectivity Ltd. (Switzerland)	22,206	816,070

		12,437,502

Electronic Equipment & Instruments — 0.3%
Jabil Circuit, Inc.	24,223	608,482
Tech Data Corp.*(a)	7,450	404,237

		1,012,719

Energy Services — 0.2%
Integrys Energy Group, Inc.	17,275	915,402

Engineering & Construction — 0.5%
URS Corp	47,882	2,035,943

Entertainment & Leisure — 0.6%
Polaris Industries, Inc.(a)	30,685	2,213,923

Financial – Bank & Trust — 3.0%
U.S. Bancorp	127,300	4,032,864
Wells Fargo & Co.	209,494	7,152,125

		11,184,989

Financial Services — 3.4%
Assured Guaranty Ltd.	13,987	231,065
Bank of New York Mellon Corp. (The)	159,578	3,850,617
JPMorgan Chase & Co.	193,767	8,909,407

		12,991,089

Food — 1.9%
Campbell Soup Co.(a)	24,047	813,991
ConAgra Foods, Inc.	117,872	3,095,319
Smithfield Foods, Inc.*(a)	7,272	160,202
Tyson Foods, Inc. (Class A Stock)	154,997	2,968,193

		7,037,705

Food & Staples Retailing — 0.3%
SUPERVALU, Inc.(a)	208,226	1,188,970

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 0.4%
Covidien PLC (Ireland)	3,460	$189,193
Medtronic, Inc.	7,028	275,427
St. Jude Medical, Inc.	1,485	65,800
Zimmer Holdings, Inc.	13,223	849,974

		1,380,394

Healthcare Services — 2.8%
Humana, Inc.	39,720	3,673,306
UnitedHealth Group, Inc.	83,773	4,937,581
WellPoint, Inc.	24,838	1,833,044

		10,443,931

Insurance — 4.3%
ACE Ltd. (Switzerland)	56,251	4,117,573
Allied World Assurance Co. Holdings AG (Switzerland)	42,351	2,908,243
American Financial Group, Inc.	81,609	3,148,475
Berkshire Hathaway, Inc. (Class B Stock)*	13,765	1,117,030
CNA Financial Corp.	7,932	232,646
Loews Corp.	8,478	338,018
Marsh & McLennan Cos., Inc.	7,693	252,253
Principal Financial Group, Inc.	139,071	4,103,985

		16,218,223

Internet Services — 2.8%
AOL, Inc.*(a)	84,505	1,603,060
Cisco Systems, Inc.	76,345	1,614,697
Google, Inc. (Class A Stock)*	6,982	4,477,138
Symantec Corp.*	146,208	2,734,090

		10,428,985

Machinery & Equipment — 0.7%
Cummins, Inc.	19,045	2,286,162
Sauer-Danfoss, Inc.	11,178	525,366

		2,811,528

Media — 2.2%
CBS Corp. (Class B Stock)	125,748	4,264,115
Time Warner, Inc.	107,128	4,044,082

		8,308,197

Medical Supplies & Equipment — 0.4%
Becton, Dickinson and Co.	19,238	1,493,831

Metals & Mining — 1.8%
Caterpillar, Inc.	19,144	2,039,219
Freeport-McMoRan Copper & Gold, Inc.	82,554	3,140,354
Teck Resources Ltd. (Canada) (Class B Stock)	45,258	1,613,900

		6,793,473

Oil & Gas — 12.0%
Apache Corp.	4,127	414,516
Chevron Corp.	85,368	9,154,864
ConocoPhillips	77,317	5,876,865
Energy XXI Bermuda Ltd. (Bermuda)*(a)	61,613	2,224,845
Exxon Mobil Corp.	156,939	13,611,319
Helix Energy Solutions Group, Inc.*	171,837	3,058,699
Marathon Oil Corp.	110,658	3,507,859
Marathon Petroleum Corp.	6,084	263,802
National Oilwell Varco, Inc.	22,206	1,764,711
Occidental Petroleum Corp.	9,760	929,445
Suncor Energy, Inc. (Canada)	7,169	234,426

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Tesoro Corp.*	25,413	$682,085
Valero Energy Corp.	129,641	3,340,849
W&T Offshore, Inc.(a)	17,069	359,815

		45,424,100

Paper & Forest Products — 0.7%
Domtar Corp.	27,884	2,659,576

Pharmaceuticals — 5.4%
Abbott Laboratories(a)	96,674	5,925,149
Eli Lilly & Co.	102,478	4,126,789
Merck & Co., Inc.	71,379	2,740,954
Pfizer, Inc.	327,317	7,417,003

		20,209,895

Railroads — 0.2%
CSX Corp.	33,274	716,056

Real Estate Investment Trusts — 0.8%
Entertainment Properties Trust	10,832	502,388
Public Storage	4,451	614,995
Simon Property Group, Inc.	11,071	1,612,823
Taubman Centers, Inc.	5,304	386,927

		3,117,133

Restaurants — 0.3%
McDonald’s Corp.	12,181	1,194,956

Retail — 2.9%
Best Buy Co., Inc.(a)	122,300	2,896,064
Brinker International, Inc.(a)	7,992	220,180
CVS Caremark Corp.	8,905	398,944
Dillard’s, Inc. (Class A Stock)	34,035	2,144,886
Foot Locker, Inc.	72,547	2,252,584
GameStop Corp. (Class A Stock)(a)	103,004	2,249,607
PetSmart, Inc.	4,167	238,436
Yum! Brands, Inc.	5,653	402,381

		10,803,082

Retail & Merchandising — 3.5%
Cash America International, Inc.(a)	63,776	3,056,784
Home Depot, Inc. (The)(a)	110,756	5,572,134
Macy’s, Inc.	96,789	3,845,427
Walgreen Co.	6,658	222,976
Wal-Mart Stores, Inc.	6,713	410,836

		13,108,157

Semiconductors — 3.0%
Applied Materials, Inc.	102,471	1,274,739
Intel Corp.	270,431	7,601,815
KLA-Tencor Corp.	11,665	634,809
Lam Research Corp.*(a)	21,927	978,383
QUALCOMM, Inc.	13,241	900,653

		11,390,399

Software — 1.2%
Activision Blizzard, Inc.(a)	207,362	2,658,381
Oracle Corp.	67,356	1,964,101

		4,622,482

Telecommunications — 3.5%
AT&T, Inc.	217,506	6,792,712
Motorola Solutions, Inc.	7,435	377,921
Telephone & Data Systems, Inc.	1	13

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.(a)	162,320	$6,205,494

		13,376,140

Transportation — 0.9%
United Parcel Service, Inc. (Class B Stock)	39,882	3,219,275

Utilities — 0.2%
Ameren Corp.	24,358	793,584

TOTAL LONG-TERM INVESTMENTS (cost $325,222,233)		369,181,040

SHORT-TERM INVESTMENTS — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $48,081,237; includes $40,255,903 of cash collateral for securities on loan)(b)(w)	48,081,237	48,081,237

TOTAL INVESTMENTS — 110.5% (cost $373,303,470)		417,262,277
Liabilities in excess of other assets(x) — (10.5)%.		(39,781,512)

NET ASSETS — 100.0%		$377,480,765

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,038,266; cash collateral of $40,255,903 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)(2)
Long Position:
44	S&P 500 E-Mini	Jun. 2012	$ 2,988,920	$ 3,087,040	$ 98,120

(1) Cash of $176,000 has been segregated with the broker to cover requirements for open contracts at March 31, 2012.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	0000000000000	0000000000000	0000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$369,181,040	$—	$—
Affiliated Money Market Mutual Fund	48,081,237	—	—
Other Financial Instruments*
Futures	98,120	—	—

Total	$417,360,397	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	52,409,684	$498,940,188
AST Federated Aggressive Growth Portfolio	4,755,349	47,315,725
AST Goldman Sachs Concentrated Growth Portfolio	6,192,454	190,479,873
AST Goldman Sachs Large-Cap Value Portfolio	9,832,564	166,858,606
AST Goldman Sachs Mid-Cap Growth Portfolio	4,036,726	23,655,215
AST Goldman Sachs Small-Cap Value Portfolio	3,002,006	35,213,536
AST High Yield Portfolio	25,518,045	193,171,603
AST International Growth Portfolio	35,590,088	407,862,403
AST International Value Portfolio	26,990,339	405,664,796
AST Jennison Large-Cap Growth Portfolio*	32,946,528	476,736,254
AST Jennison Large-Cap Value Portfolio	19,863,340	248,689,013
AST Large-Cap Value Portfolio	23,814,127	333,635,925
AST Lord Abbett Core Fixed-Income Portfolio	32,248,157	369,241,398
AST Marsico Capital Growth Portfolio	21,533,160	475,667,513
AST MFS Growth Portfolio	26,065,598	286,460,920
AST Mid-Cap Value Portfolio	3,962,179	51,191,349
AST Money Market Portfolio	71,581,112	71,581,112
AST Neuberger Berman Core Bond Portfolio	23,999,248	245,752,296
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,419,864	35,326,205
AST Parametric Emerging Markets Equity Portfolio	14,802,160	132,627,352
AST PIMCO Limited Maturity Bond Portfolio	7,125,809	76,032,387
AST PIMCO Total Return Bond Portfolio	70,436,329	862,140,670
AST Prudential Core Bond Portfolio	47,812,169	491,509,095
AST Small-Cap Growth Portfolio*	3,059,950	70,593,039
AST Small-Cap Value Portfolio	5,719,686	82,306,276
AST T. Rowe Price Equity Income Portfolio	45,905,848	415,906,986
AST T. Rowe Price Global Bond Portfolio	22,146	248,925
AST T. Rowe Price Large-Cap Growth Portfolio*	32,857,660	478,407,535
AST T. Rowe Price Natural Resources Portfolio	1,894,280	38,302,341
AST Western Asset Core Plus Bond Portfolio	44,965,887	491,027,483

TOTAL LONG-TERM INVESTMENTS (cost $7,147,444,352)(w)		7,702,546,019

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $407,956,961)(w)	407,956,961	407,956,961

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.025%	06/28/12	$400	$399,932
0.050%	06/28/12	9,450	9,448,403
0.060%	06/28/12	6,300	6,298,935

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,147,863)			16,147,270

TOTAL SHORT-TERM INVESTMENTS (cost $424,104,824)			424,104,231

TOTAL INVESTMENTS — 100.0% (cost $7,571,549,176)			8,126,650,250
Liabilities in excess of other assets(x)			(3,841,177)

NET ASSETS — 100.0%			$8,122,809,073

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
1,083	10 Year U.S. Treasury Notes	Jun. 2012	$142,133,156	$140,231,578	$(1,901,578)
206	CAC40 10 Euro	Apr. 2012	9,538,558	9,408,594	(129,964)
40	DAX Index	Jun. 2012	9,187,867	9,283,933	96,066
153	FTSE 100 Index	Jun. 2012	14,221,156	14,021,329	(199,827)
255	Russell 2000 Mini	Jun. 2012	21,091,021	21,106,350	15,329
496	S&P 500	Jun. 2012	169,559,030	173,996,800	4,437,770
128	TOPIX Index	Jun. 2012	12,753,606	13,253,111	499,505

					$2,817,301

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,110,502,980	$—	$—
U.S. Treasury Obligations	—	16,147,270	—
Other Financial Instruments*
Futures	2,817,301	—	—

Total	$8,113,320,281	$16,147,270	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 3/31/12
Equity contracts	$ 4,718,879
Interest rate contracts	(1,901,578)
Total	$ 2,817,301

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 71.6%
COMMON STOCKS — 25.9%
Aerospace & Defense — 1.1%
General Dynamics Corp.	23,000	$1,687,740
Lockheed Martin Corp.	20,000	1,797,200
Northrop Grumman Corp.	26,000	1,588,080
Raytheon Co.	32,000	1,688,960
United Technologies Corp.	96,079	7,968,792

		14,730,772

Agriculture — 0.1%
Lorillard, Inc.	13,000	1,683,240

Airlines — 0.1%
Southwest Airlines Co.	111,000	914,640

Auto Parts & Equipment — 0.2%
Delphi Automotive PLC Corp. ACT Transf (180-Day Lock) (United Kingdom)*	66,315	1,990,776
Delphi Automotive PLC Corp. ACT Transf (90-Day Lock) (United Kingdom)*	13,311	410,112

		2,400,888

Automobile Manufacturers — 0.4%
Daimler AG (Germany)	50,188	3,026,180
Nissan Motor Co. Ltd. (Japan)	271,300	2,887,704

		5,913,884

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	79,155	5,783,100
Coca-Cola Enterprises, Inc.	16,000	457,600
Constellation Brands, Inc. (Class A Stock)*	29,000	684,110
Dr. Pepper Snapple Group, Inc.	29,000	1,166,090

		8,090,900

Biotechnology — 0.3%
Myriad Genetics, Inc.*	21,000	496,860
Vertex Pharmaceuticals, Inc.*	72,098	2,956,739

		3,453,599

Chemicals — 0.6%
CF Industries Holdings, Inc.	10,000	1,826,500
Linde AG (Germany)	26,087	4,681,319
LyondellBasell Industries NV (Netherlands) (Class A Stock)	36,000	1,571,400

		8,079,219

Commercial Banks — 1.4%
Ally Financial, Inc.	2,568	2,139,545
China Construction Bank Corp. (China) (Class H Stock)	4,864,000	3,758,137
CIT Group, Inc.*	15,700	647,468
Goldman Sachs Group, Inc. (The)	24,035	2,989,233
ICICI Bank Ltd. (India), ADR	86,500	3,016,255
UBS AG (Switzerland)*	279,129	3,911,578
Wells Fargo & Co.	93,274	3,184,374

		19,646,590

Commercial Services & Supplies — 0.5%
Apollo Group, Inc. (Class A Stock)*	35,000	1,352,400
Career Education Corp.*	28,000	225,680
Dollar Thrifty Automotive Group, Inc.*	4,200	339,822
ITT Educational Services, Inc.*	13,000	859,820
Moody’s Corp.	29,000	1,220,900
Total System Services, Inc.	66,000	1,522,620

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Western Union Co. (The)	82,000	$1,443,200

		6,964,442

Computer Services & Software — 1.0%
Activision Blizzard, Inc.	436,250	5,592,725
Check Point Software Technologies Ltd. (Israel)*	33,429	2,134,107
Microsoft Corp.	124,000	3,999,000
Symantec Corp.*	89,000	1,664,300

		13,390,132

Computers & Peripherals — 2.1%
Apple, Inc.*	16,497	9,889,457
Cognizant Technology Solutions Corp. (Class A Stock)*	32,577	2,506,800
Dell, Inc.*	107,000	1,776,200
EMC Corp.*	118,098	3,528,768
Hewlett-Packard Co.	83,000	1,977,890
International Business Machines Corp.	20,000	4,173,000
Lexmark International, Inc. (Class A Stock)	29,000	963,960
Seagate Technology PLC (Ireland)	52,000	1,401,400
Spansion, Inc. (Class A Stock)*	23,323	284,074
Western Digital Corp.*	37,000	1,531,430

		28,032,979

Construction & Engineering — 0.4%
Chicago Bridge & Iron Co. NV (Netherlands)	11,000	475,090
Fluor Corp.	25,000	1,501,000
Foster Wheeler AG (Switzerland)*	133,300	3,033,908

		5,009,998

Consumer Products & Services — 0.7%
Procter & Gamble Co. (The)	7,000	470,470
Reckitt Benckiser Group PLC (United Kingdom)	157,196	8,883,133

		9,353,603

Diversified Financial Services — 0.3%
Discover Financial Services	49,000	1,633,660
JPMorgan Chase & Co.	33,000	1,517,340
NASDAQ OMX Group, Inc. (The)*	50,000	1,295,000

		4,446,000

Electric — 0.2%
AES Corp. (The)*	100,000	1,307,000
Ameren Corp.	12,000	390,960
NRG Energy, Inc.*	51,000	799,170

		2,497,130

Electrical Equipment — 0.3%
Schneider Electric SA (France)	61,567	4,022,683

Electronic Components & Equipment — 0.2%
Nidec Corp. (Japan)	36,200	3,297,668

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.	35,000	1,557,850
Vishay Intertechnology, Inc.*	71,000	863,360

		2,421,210

Entertainment & Leisure — 0.2%
Polaris Industries, Inc.	8,000	577,200
Tyco International Ltd. (Switzerland)	33,000	1,853,940

		2,431,140

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Foods — 0.4%
ConAgra Foods, Inc.	54,000	$1,418,040
Kroger Co. (The)	60,000	1,453,800
Safeway, Inc.	74,000	1,495,540
Smithfield Foods, Inc.*	34,000	749,020

		5,116,400

Healthcare Products — 0.5%
Johnson & Johnson	107,183	7,069,791

Healthcare Providers & Services — 0.8%
Aetna, Inc.	37,000	1,855,920
Coventry Health Care, Inc.	29,000	1,031,530
Health Management Associates, Inc. (Class A Stock)*	110,000	739,200
Humana, Inc.	17,000	1,572,160
McKesson Corp.	21,000	1,843,170
UnitedHealth Group, Inc.	39,000	2,298,660
WellPoint, Inc.	21,000	1,549,800

		10,890,440

Hotels, Restaurants & Leisure — 0.1%
Wyndham Worldwide Corp.	34,000	1,581,340

Insurance — 0.3%
Assurant, Inc.	25,000	1,012,500
ING Groep NV (Netherlands), CVA*	209,379	1,744,476
Reinsurance Group of America, Inc.	17,000	1,010,990
Unum Group	13,000	318,240

		4,086,206

Internet Software & Services — 0.1%
Expedia, Inc.	25,500	852,720
Google, Inc. (Class A Stock)*	1,000	641,240

		1,493,960

Machinery & Equipment — 0.1%
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (China) (Class H Stock)	1,419,600	1,890,228

Manufacturing — 0.5%
General Electric Co.	37,000	742,590
Parker Hannifin Corp.	18,000	1,521,900
SPX Corp.	55,305	4,287,797

		6,552,287

Media — 1.3%
CBS Corp. (Class B Stock)	53,000	1,797,230
Charter Communications, Inc. (Class A Stock)*	35,000	2,220,750
Comcast Corp. (Class A Stock)	168,803	5,065,778
DIRECTV (Class A Stock)*	92,772	4,577,370
Discovery Communications, Inc. (Class A Stock)*	22,186	1,122,612
DISH Network Corp. (Class A Stock)	38,000	1,251,340
Time Warner Cable, Inc.	22,000	1,793,000

		17,828,080

Metals & Mining — 0.2%
Vallourec SA (France)	40,136	2,542,659

Office Equipment & Supplies
Xerox Corp.	80,000	646,400

Oil, Gas & Consumable Fuels — 2.7%
Apache Corp.	64,639	6,492,341

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	35,000	$3,753,400
ConocoPhillips	34,000	2,584,340
Devon Energy Corp.	25,000	1,778,000
Exxon Mobil Corp.	35,000	3,035,550
Halliburton Co.	122,499	4,065,742
Hollyfrontier Corp.	43,000	1,382,450
Marathon Oil Corp.	50,000	1,585,000
Murphy Oil Corp.	17,000	956,590
Nabors Industries Ltd. (Bermuda)*	80,000	1,399,200
OGX Petroleo e Gas Participacoes SA (Brazil)*	392,600	3,251,862
Tesoro Corp.*	55,000	1,476,200
Transocean Ltd. (Switzerland)	6,100	333,670
Tullow Oil PLC (United Kingdom)	108,172	2,642,013
Valero Energy Corp.	61,000	1,571,970

		36,308,328

Paper & Forest Products — 0.1%
Domtar Corp.	3,000	286,140
International Paper Co.	45,000	1,579,500

		1,865,640

Pharmaceuticals — 3.1%
Abbott Laboratories	41,000	2,512,890
AmerisourceBergen Corp.	34,000	1,349,120
Bristol-Myers Squibb Co.	53,000	1,788,750
Cardinal Health, Inc.	28,000	1,207,080
Eli Lilly & Co.	48,000	1,932,960
Forest Laboratories, Inc.*	34,000	1,179,460
Herbalife Ltd. (Cayman Islands)	22,000	1,514,040
Ironwood Pharmaceuticals, Inc.*	4,170	55,503
Novartis AG (Switzerland)	110,636	6,123,158
Pfizer, Inc.	562,004	12,735,011
Roche Holding AG (Switzerland)	16,875	2,936,815
Sanofi (France)	110,261	8,563,062

		41,897,849

Retail & Merchandising — 1.4%
AutoZone, Inc.*	7,144	2,656,139
Best Buy Co., Inc.	57,000	1,349,760
Foot Locker, Inc.	49,000	1,521,450
Gap, Inc. (The)	27,000	705,780
Limited Brands, Inc.	30,000	1,440,000
Macy’s, Inc.	42,000	1,668,660
Nordstrom, Inc.	28,000	1,560,160
PetSmart, Inc.	26,000	1,487,720
Staples, Inc.	187,895	3,040,141
Swatch Group AG (The) (Switzerland)	7,235	3,330,168

		18,759,978

Semiconductors & Semiconductor Equipment — 1.2%
Atmel Corp.*	200,277	1,974,731
Infineon Technologies AG (Germany)	350,150	3,580,002
Intel Corp.	35,000	983,850
Lam Research Corp.*	95,332	4,253,714
Maxim Integrated Products, Inc.	20,000	571,800
Veeco Instruments, Inc.*	67,144	1,920,318
Xilinx, Inc.	92,360	3,364,675

		16,649,090

Telecommunications — 1.3%
AT&T, Inc.	17,000	530,910

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Cisco Systems, Inc.	131,000	$2,770,650
Level 3 Communications, Inc.*	10,840	278,913
MetroPCS Communications, Inc.*	73,000	658,460
Motorola Solutions, Inc.	31,000	1,575,730
Rogers Communications, Inc. (Canada) (Class B Stock)	136,925	5,436,092
Verizon Communications, Inc.	68,000	2,599,640
Vodafone Group PLC (United Kingdom)	1,475,594	4,064,256

		17,914,651

Tobacco — 0.9%
Imperial Tobacco Group PLC (United Kingdom)	167,260	6,781,895
Philip Morris International, Inc.	63,209	5,600,949

		12,382,844

TOTAL COMMON STOCKS (cost $330,573,072)		352,256,888

EXCHANGE TRADED FUNDS — 9.2%
Energy Select Sector SPDR Fund(a)	523,500	37,550,655
iShares iBoxx $ High Yield Corporate Bond Fund	285,000	25,889,400
Technology Select Sector SPDR Fund(a)	2,036,000	61,385,400

TOTAL EXCHANGE TRADED FUNDS (cost $119,680,076)		124,825,455

PREFERRED STOCKS — 0.2%
Auto Parts & Equipment — 0.1%
Dana Holding Corp., Series B, CVT, 4.000%.	7,500	989,062

Commercial Banks — 0.1%
GMAC Capital Trust I, Series 2, 8.125%	40,220	929,484

TOTAL PREFERRED STOCKS (cost $1,991,465)		1,918,546

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
Access Group, Inc., Series 2002-1, Class A2
0.654%(c)	09/25/25	Aa3	$506	504,008
Series 2004-A, Class A2
0.820%(c)	04/25/29	Baa1	543	513,413
Series 2005-1, Class A1
0.554%(c)	06/22/18	Aa3	19	19,294
AH Mortgage Advance Trust (Cayman Islands), Series SART-1, Class A1,144A
2.630%	05/10/42	AAA(d)	500	498,438
Series SART-3, Class 1A1,144A
2.980%	03/13/43	AAA(d)	910	910,000
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class D
4.720%	03/08/18	Baa2	600	628,533
Bear Stearns Asset Backed Securities Trust, Series 2005-HE10, Class A3
0.622%(c)	11/25/35	Aa2	246	243,107
Chesapeake Funding LLC, Series 2009-1, Class A,144A
2.242%(c)	12/15/20	Aaa	354	354,884

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1
0.642%(c)	02/20/15	Baa2	$1,000	$997,428
Series 2008-C6, Class C6
6.300%	06/20/14	Baa2	700	708,750
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5
0.632%(c)	11/25/34	Aa3	468	413,565
Series 2005-BC5, Class 3A3
0.612%(c)	01/25/36	Baa2	288	272,107
FBR Securitization Trust, Series 2005-5, Class AV23
0.492%(c)	11/25/35	Aa2	333	329,021
GSAMP Trust, Series 2004-SEA2, Class A2B
0.792%(c)	03/25/34	Aaa	268	261,540
Home Equity Asset Trust, Series 2007-2, Class 2A1
0.352%(c)	07/25/37	A3	240	235,481
HSBC Home Equity Loan Trust, Series 2007-2, Class AS
0.432%(c)	07/20/36	Aa1	607	547,293
Keycorp Student Loan Trust, Series 2005-A, Class 2A3
0.703%(c)	09/28/26	Aaa	800	767,962
MBNA Credit Card Master Note Trust, Series 2002-C3, Class C3
1.592%(c)	10/15/14	A3	600	600,651
Series 2002-C7, Class C7
6.700%	03/16/15	A3	600	617,462
National Collegiate Student Loan Trust, Series 2005-3, Class A2
0.442%(c)	09/25/25	Aa1	150	149,723
Option One Mortgage Loan Trust, Series 2005-2, Class A5
0.572%(c)	05/25/35	Aaa	36	35,630
Park Place Securities, Inc., Series 2005-WCW3, Class A2C
0.622%(c)	08/25/35	A2	272	259,615
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class A2
0.512%(c)	10/25/35	A1	391	375,237
Series 2005-RZ3, Class A2
0.512%(c)	09/25/35	Aaa	387	370,887
Santander Drive Auto Receivables Trust, Series 2010-B, Class B,144A
2.100%	09/15/14	AA(d)	1,015	1,020,225
Series 2011-3, Class D
4.230%	05/15/17	Baa2	400	408,454
Series 2011-S1A, Class D,144A
3.100%	05/15/17	BBB(d)	481	479,877
Series 2012-1, Class A2
1.250%	04/15/15	Aaa	325	326,474
Series 2012-2, Class A2
0.910%	05/15/15	Aaa	300	300,025
SLC Student Loan Trust, Series 2009-AA, Class A, 144A
4.750%(c)	06/15/33	Aaa	463	449,606

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust, Series 2009-CT, Class 2A, 144A
2.092%(c)	04/15/39	Aaa	$706	$708,329
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2
0.352%(c)	10/25/36	Baa2	162	160,177
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class M2
0.742%(c)	12/25/35	Aa2	185	179,847
Structured Asset Securities Corp., Series 2007-BC1, Class A2
0.292%(c)	02/25/37	Aa1	138	134,374
Wheels SPV LLC, Series 2009-1, Class A, 144A
1.792%(c)	03/15/18	Aaa	195	195,193

TOTAL ASSET-BACKED SECURITIES (cost $14,949,066)				14,976,610

BANK LOANS(c) — 1.0%
Advertising
Affinion Group, Inc., Tranche Term Loan B
5.000%	10/09/16	Ba3	90	84,918

Commercial Services & Supplies
Interactive Data Corp., Term Loan
4.500%	02/11/18	Ba3	290	289,645

Computer Services & Software — 0.1%
First Data Corp., 2018 Dollar Term Loan
4.242%	03/24/18	B1	340	309,559
Infor Lawson (Bl) Bank Loan, Loan BI
6.250%	03/22/18	Ba3	880	871,200

				1,180,759

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., First Lien Term Loan
7.250%	05/13/17	B2	225	226,688
Springleaf Financial Services, Term Loan B
5.500%	05/10/17	B2	715	658,247
Vodafone Americas Finance 2, Inc., Term Loan A
6.250%	07/11/16(g)	NR	1,444	1,407,656

				2,292,591

Electric
Texas Competitive Electric Holdings Co. LLC, Term Loan (Extending)
4.743%	10/10/17	B2	325	180,172

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., Term B-4 Loan
9.500%	01/28/15	B3	199	188,947
Term Loan B-4
9.500%	10/31/16	B3	315	323,020

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
OSI Restaurant Partners LLC, Loan
1.682%	06/14/13	B3	$7	$6,602
Pre-Funded RC
Loan 2.572%	06/14/14	B3	68	66,969

				585,538

Manufacturing — 0.1%
Eastman Kodak Co., Term Loan (DIP)
9.000%	07/20/13	NR	415	419,150
Rexnord LLC, Term Loan
5.000%	04/30/18	Ba3	420	419,475

				838,625

Media — 0.1%
Cengage Learning Acquisitions, Inc., Term Loan
3.335%	07/03/14	B2	70	64,463
Clear Channel Communications, Inc., Tranche Term Loan B
3.891%	01/29/16	Caa1	1,656	1,339,928
Tranche Term Loan C
3.891%	01/29/16	Caa1	225	174,473

				1,578,864

Metals & Mining
Schaeffler AG, Term Loan C2
6.000%	02/08/17	B1	345	346,208

Oil, Gas & Consumable Fuels — 0.2%
Dynegy Gas Co., Term Loan
9.250%	08/01/16	B2	1,544	1,610,642
Term Loan B
9.250%	08/01/16	NR	844	861,163

				2,471,805

Paper & Forest Products
NewPage Corp., Term Loan (DIP)
8.000%	03/08/13	NR	250	252,500

Publishing
EMI Music Publishing Ltd., Term Loan B
4.242%	02/07/18	Ba3	390	391,950

Real Estate
Realogy Corp., Extended FL Term Loan
4.770%	10/10/16	B1	457	424,242
Term Loan B
2.246%	10/10/16	B1	36	33,280

				457,522

Real Estate Investment Trusts
iStar Financial, Inc., Tranche Loan A-1
5.000%	06/28/13	B1	457	456,484

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Retail & Merchandising
Claire’s Stores, Inc., Term B Loan
3.146%	05/29/14	B3	$253	$240,651

Telecommunications — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B
5.250%	04/02/18	BB-(d)	1,489	1,494,599
Level 3 Financing, Inc., Term Loan B III
5.750%	09/01/18	Ba3	575	580,319

				2,074,918

TOTAL BANK LOANS (cost $13,710,571)				13,723,150

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.7%
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	967	986,382
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class A4
6.186%	06/11/35	Aaa	10	10,087
Series 2004-6, Class A3
4.512%	12/10/42	AAA(d)	247	251,764
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2
6.460%	10/15/36	Aaa	103	102,909
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	561	565,928
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM
5.225%(c)	07/15/44	Aaa	400	429,538
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.133%	04/15/37	Aaa	22	22,431
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	500	550,955
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aaa	700	763,048
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1A, Class A4
5.326%(c)	08/12/40	AAA(d)	600	627,978
Series 2005-CB13, Class A4
5.282%(c)	01/12/43	Aaa	575	627,726
LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A4
5.594%	06/15/31	Aaa	31	30,918
Series 2007-C2, Class A3
5.430%	02/15/40	Aaa	500	552,860
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	500	565,487
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4
5.619%	07/12/34	Aaa	240	239,758
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	500	569,629

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Morgan Stanley Capital I, Series 2003-IQ4, Class A2
4.070%	05/15/40	Aaa	$903	$922,676
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4
5.080%	09/15/37	Aaa	357	361,885
Series 2002-TOP7, Class A2
5.980%	01/15/39	Aaa	67	66,953
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A
5.787%(c)	08/12/45	Aaa	800	902,381
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3
4.957%(c)	08/15/35	Aaa	1	1,081
Series 2006-C28, Class A4
5.572%	10/15/48	Aaa	500	554,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,644,561)				9,707,072

CONVERTIBLE BONDS — 0.1%
Computers & Peripherals
SanDisk Corp., Sr. Unsec’d. Notes
1.500%	08/15/17	BB(d)	240	284,100

Hotels, Restaurants & Leisure
MGM Resorts International, Gtd. Notes
4.250%	04/15/15	B3	315	333,506

Metals & Mining — 0.1%
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes
2.000%	08/01/14	BBB+(d)	300	361,875
Newmont Mining Corp., Gtd. Notes
1.250%	07/15/14	BBB+(d)	500	630,000

				991,875

TOTAL CONVERTIBLE BONDS (cost $1,643,320)				1,609,481

CORPORATE BONDS — 16.9%
Advertising — 0.1%
Affinion Group, Inc., Gtd. Notes
7.875%	12/15/18	B3	810	737,100
Checkout Holding Corp., Sr. Notes, 144A
24.000%(s)	11/15/15	B3	250	103,750
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes
10.000%	07/15/17	Baa3	185	211,825
inVentiv Health, Inc., Gtd. Notes, 144A
10.000%	08/15/18	Caa2	20	18,000
Sr. Notes, 144A
10.000%	08/15/18	Caa2	60	54,300
Lamar Media Corp., Gtd. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
5.875%	02/01/22	B1	$385	$391,738
Omnicom Group, Inc., Sr. Unsec’d. Notes
4.450%	08/15/20	Baa1	300	322,799

				1,839,512

Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes
10.000%	06/01/17	B3	445	481,712
L-3 Communications Corp., Gtd. Notes
3.950%	11/15/16	Baa3	100	105,289
4.950%	02/15/21	Baa3	400	418,434
Lockheed Martin Corp., Sr. Unsec’d. Notes
5.500%	11/15/39	Baa1	200	220,533
6.150%	09/01/36	Baa1	200	239,769
Sequa Corp., Gtd. Notes, 144A
11.750%	12/01/15	Caa2	1,181	1,254,812
United Technologies Corp., Sr. Unsec’d. Notes
4.875%	05/01/15	A2	300	335,056
6.050%	06/01/36	A2	200	249,020
6.125%	02/01/19	A2	300	368,510

				3,673,135

Airlines — 0.1%
American Airlines 2011-2 Class A Pass-Through Trust, Pass-Through Certificates
8.625%	04/15/23	Baa3	565	596,075
US Airways 2011-1 Class C Pass-Through Trust, Pass-Through Certificates
10.875%	10/22/14	B3	300	308,250

				904,325

Apparel
Levi Strauss & Co., Sr. Unsec’d. Notes
7.750%	05/15/18	B2	EUR 50	68,102
VF Corp., Sr. Unsec’d. Notes
3.500%	09/01/21	A3	100	102,622

				170,724

Auto Parts & Equipment — 0.1%
Delphi Corp., Gtd. Notes, 144A
6.125%	05/15/21	Ba3	350	372,750
IDQ Holdings, Inc., Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3	265	271,625
International Automotive Components Group SL (Spain), Sr. Sec’d. Notes, 144A
9.125%	06/01/18	Caa1	20	17,400
Jaguar Land Rover PLC (United Kingdom), Sr. Notes
8.250%	03/15/20	B1	GBP 344	551,820
Titan International, Inc.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes
7.875%	10/01/17	B1	$275	$292,875

				1,506,470

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes
2.300%	06/15/16	Baa1	100	102,085
Biogen Idec, Inc., Sr. Unsec’d. Notes
6.875%	03/01/18	Baa3	800	975,290
Bio-Rad Laboratories, Inc., Sr. Unsec’d. Notes
4.875%	12/15/20	Ba1	200	204,642
Celgene Corp., Sr. Unsec’d. Notes
3.950%	10/15/20	Baa2	400	407,313
Gilead Sciences, Inc., Sr. Unsec’d. Notes
4.400%	12/01/21	Baa1	200	209,935

				1,899,265

Building Materials — 0.1%
Building Materials Corp. of America, Sr. Notes, 144A
6.750%	05/01/21	Ba3	805	854,306
Sr. Sec’d. Notes, 144A
7.000%	02/15/20	Ba1	140	148,750
Spie BondCo 3 SCA (Luxembourg), Notes
11.000%	08/15/19	Caa1	EUR 215	290,331

				1,293,387

Chemicals — 0.8%
Ashland, Inc., Sr. Sec’d. Notes
9.125%	06/01/17	Baa3	50	55,438
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A
8.100%	03/15/27	NR	350	406,000
Celanese US Holdings LLC, Gtd. Notes
5.875%	06/15/21(a)	Ba3	1,530	1,614,150
CF Industries, Inc., Gtd. Notes
7.125%	05/01/20	Ba1	275	327,594
Ecolab, Inc., Sr. Unsec’d. Notes
4.350%	12/08/21	Baa1	400	424,046
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes
8.875%	02/01/18	B3	105	108,675
Huntsman International LLC, Gtd. Notes
8.625%	03/15/20	B3	60	67,050
8.625%	03/15/21(a)	B3	630	707,175
Ineos Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A
8.375%	02/15/19	Ba3	730	771,975

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2	$400	$416,000
Lyondell Chemical Co., Gtd. Notes
11.000%	05/01/18	Ba2	1,139	1,258,128
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A
5.750%	04/15/24	Ba2	1,955	1,950,112
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes
8.625%	11/01/19	Ba2	180	205,200
RPM International, Inc., Sr. Unsec’d. Notes
6.125%	10/15/19	Baa3	300	328,476
Solutia, Inc., Gtd. Notes
7.875%	03/15/20(a)	B1	700	820,750
TPC Group LLC, Sr. Sec’d. Notes
8.250%	10/01/17	B1	300	314,250
Valspar Corp., Sr. Unsec’d. Notes
4.200%	01/15/22	Baa2	400	409,533

				10,184,552

Commercial Banks — 0.8%
Ally Financial, Inc., Gtd. Notes
8.000%	11/01/31	B1	1,165	1,284,412
Bank of America Corp., Sr. Unsec’d. Notes
4.500%	04/01/15	Baa1	300	310,729
5.700%	01/24/22	Baa1	200	211,717
5.875%	01/05/21	Baa1	300	317,352
5.875%	02/07/42	Baa1	100	99,461
CIT Group, Inc., Gtd. Notes, 144A
7.000%	05/02/16	B2	400	401,000
7.000%	05/02/17	B2	2,930	2,937,325
Sr. Unsec’d. Notes
5.250%	03/15/18	B1	490	499,800
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	B1	430	438,600
Citigroup, Inc., Sr. Unsec’d. Notes
4.450%	01/10/17	A3	300	314,252
4.750%	05/19/15	A3	200	210,568
5.875%	01/30/42	A3	50	51,807
6.500%	08/19/13	A3	200	211,584
8.125%	07/15/39	A3	100	129,599
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes
0.668%(c)	04/05/13	Ba1	53	51,056
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes
4.000%	01/29/21	A1	100	98,404
FCE Bank PLC (United Kingdom), Sr. Unsec’d. Notes, MTN
	10,825,895	10,825,895		10,825,895	10,825,895
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
4.750%	01/19/15	Ba1	EUR	641	$877,347
Goldman Sachs Group, Inc. (The), Sr. Notes
6.250%	02/01/41	A1		$100	98,765
Sr. Unsec’d. Notes
3.700%	08/01/15	A1		500	508,823
5.750%	01/24/22	A1		400	411,496
Sub. Notes
6.750%	10/01/37	A2		200	195,415
HSBC Holdings PLC (United Kingdom), Sub. Notes
6.500%	09/15/37	A1		150	168,343
Morgan Stanley, Sr. Unsec’d. Notes
2.875%	07/28/14	A2		200	199,094
3.800%	04/29/16	A2		200	194,682
US Bancorp, Sr. Unsec’d. Notes, MTN
2.200%	11/15/16	Aa3		300	305,825
Wachovia Bank NA, Sub. Notes
6.600%	01/15/38	A1		250	298,439

					10,825,895

Commercial Services & Supplies — 0.7%
Alliance Data Systems Corp., Sr. Notes, 144A
6.375%	04/01/20	NR		260	264,550
ARAMARK Corp., Gtd. Notes
4.047%(c)	02/01/15	B3		30	29,775
8.500%	02/01/15	B3		249	255,228
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK
8.625%	05/01/16	B3		165	169,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes
8.250%	01/15/19	B2		110	114,675
BakerCorp International, Inc., Sr. Notes, 144A
8.250%	06/01/19	Caa1		150	154,500
Brickman Group Holdings, Inc., Sr. Notes, 144A
9.125%	11/01/18	B3		9	8,685
FTI Consulting, Inc., Gtd. Notes
6.750%	10/01/20	Ba2		705	755,231
7.750%	10/01/16	Ba2		65	66,869
Hertz Corp. (The), Gtd. Notes
7.375%	01/15/21	B2		1,190	1,267,350
Gtd. Notes, 144A
6.750%	04/15/19	B2		205	212,175
Interactive Data Corp., Gtd. Notes
10.250%	08/01/18	Caa1		890	1,012,375
Iron Mountain, Inc., Gtd. Notes
7.750%	10/01/19	B1		240	262,200

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Sr. Unsec’d. Notes, 144A
9.500%	12/01/19(a)	B3		$420	$ 455,700
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A
8.125%	05/15/18	B3		250	266,250
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Sec’d. Notes, 144A
10.000%	07/15/17	B1		160	185,600
Sr. Unsec’d. Notes
8.250%	02/01/21	Caa1		870	926,550
9.500%	12/01/14	Caa1		35	35,962
ServiceMaster Co., Gtd. Notes, 144A
8.000%	02/15/20	B3		465	495,225
UR Financing Escrow Corp., Sec’d. Notes, 144A
5.750%	07/15/18	Ba3		182	186,322
Sr. Unsec’d. Notes, 144A
7.375%	05/15/20	B3		325	332,312
7.625%	04/15/22	B3		996	1,023,390
Verisure Holding AB (Sweden), Sr. Sec’d. Notes
8.750%	09/01/18	B2	EUR	128	175,443
Unsec’d. Notes, MTN
8.750%	12/01/18	Caa1	EUR	100	120,034
Western Union Co. (The), Sr. Unsec’d. Notes
3.650%	08/22/18	A3		200	213,830

					8,989,356

Computer Services & Software — 0.5%
BMC Software, Inc., Sr. Unsec’d. Notes
4.250%	02/15/22	Baa2		50	50,126
Epicor Software Corp., Gtd. Notes
8.625%	05/01/19	Caa1		290	296,525
Equinix, Inc., Sr. Unsec’d. Notes
7.000%	07/15/21	Ba2		180	197,550
Fidelity National Information Services, Inc., Gtd. Notes, 144A
5.000%	03/15/22	Ba2		270	265,950
First Data Corp., Gtd. Notes
12.625%	01/15/21(a)	Caa1		770	771,925
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1		1,320	1,290,300
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B1		735	748,781
Lawson Software, Inc., Sr. Notes, 144A
9.375%	04/01/19	Caa1		1,280	1,324,800
Oracle Corp., Sr. Unsec’d. Notes
3.875%	07/15/20	A1		400	440,330
5.375%	07/15/40	A1		200	231,254
Sophia LP/Sophia Finance, Inc.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computer Services & Software (cont’d.) Gtd. Notes, 144A
9.750%	01/15/19(a)	Caa1		$355	$ 378,962
Spansion LLC, Gtd. Notes
7.875%	11/15/17	B3		360	347,400

					6,343,903

Computers & Peripherals — 0.1%
International Business Machines Corp., Sr. Unsec’d. Notes
2.000%	01/05/16	Aa3		400	410,635
5.600%	11/30/39	Aa3		200	244,671
SunGard Data Systems, Inc., Gtd. Notes
7.375%	11/15/18	Caa1		250	265,625
7.625%	11/15/20	Caa1		530	565,775

					1,486,706

Construction & Engineering
URS Corp., Sr. Unsec’d. Notes, 144A
5.000%	04/01/22	Baa3		250	247,123

Consumer Products & Services — 0.3%
Jarden Corp., Gtd. Notes
7.500%	05/01/17	B2		105	115,500
Kimberly-Clark Corp., Sr. Unsec’d. Notes
2.400%	03/01/22	A2		150	144,987
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A
8.250%	02/15/21	Caa1		140	131,600
Sr. Sec’d. Notes, 144A
6.875%	02/15/21	Ba3		200	207,000
7.125%	04/15/19	Ba3		150	156,375
7.875%	08/15/19	Ba3		1,765	1,897,375
Sr. Unsec’d. Notes, 144A
9.875%	08/15/19	Caa1		1,015	1,037,838
Tupperware Brands Corp., Gtd. Notes
4.750%	06/01/21	Baa3		350	356,015

					4,046,690

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes
7.375%	10/15/17	Ba3	EUR	150	212,059
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3		620	664,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes, 144A
9.125%	10/15/20	B3		475	497,562
Ball Corp., Gtd. Notes
6.750%	09/15/20	Ba1		110	120,450
7.375%	09/01/19	Ba1		333	367,965
Berry Plastics Corp., Sec’d. Notes
4.349%(c)	09/15/14	Caa1		175	169,750

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
9.750%	01/15/21	Caa1		$305	$333,213
Sr. Sec’d. Notes
8.250%	11/15/15	B1		835	891,363
Crown Americas LLC/Crown Americas Capital Corp. III, Gtd. Notes
6.250%	02/01/21	Ba3		325	349,375
Crown European Holdings SA (France), Sr. Notes
7.125%	08/15/18	Ba1	EUR	262	371,271
Sealed Air Corp., Gtd. Notes, 144A
8.125%	09/15/19	B1		260	286,975
8.375%	09/15/21	B1		355	398,931

					4,663,864

Diversified Financial Services — 1.2%
Aircastle Ltd. (Bermuda), Sr. Notes, 144A
6.750%	04/15/17	Ba3		330	330,000
Sr. Unsec’d. Notes, 144A
7.625%	04/15/20	Ba3		270	270,000
American Capital Ltd., Sr. Sec’d. Notes
7.960%	12/31/13	B(d)		225	228,478
American Express Co., Sr. Unsec’d. Notes
8.125%	05/20/19	A3		1,400	1,830,210
Credit Acceptance Corp., Sr. Sec’d. Notes
9.125%	02/01/17	B1		500	540,000
Credit Suisse USA, Inc., Bank Gtd. Notes
4.875%	01/15/15	Aa1		200	215,719
Dolphin Subsidiary II, Inc., Sr. Unsec’d. Notes, 144A
7.250%	10/15/21	Ba1		735	815,850
E*Trade Financial Corp., Sr. Unsec’d. Notes, PIK
12.500%	11/30/17	B-(d)		995	1,157,931
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
5.875%	08/02/21	Ba1		600	647,154
7.000%	04/15/15	Ba1		1,380	1,507,455
12.000%	05/15/15	Ba1		100	123,500
General Electric Capital Corp., Sr. Unsec’d. Notes
2.250%	11/09/15	Aa2		400	411,089
2.900%	01/09/17	Aa2		300	311,207
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	Aa2		200	238,949
6.875%	01/10/39	Aa2		100	123,494
Sub. Notes
6.375%(c)	11/15/67	Aa3		100	102,000
General Motors Financial Co., Inc., Gtd. Notes
6.750%	06/01/18	Ba3		150	160,209
Hexion US Finance Corp., Sr. Sec’d. Notes, 144A
6.625%	04/15/20	Ba3		655	669,738

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
House of Fraser Funding PLC (United Kingdom), Sr. Sec’d. Notes
8.875%	08/15/18	B3	GBP	280	$412,028
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes
8.000%	01/15/18	Ba3		$1,895	1,970,800
International Lease Finance Corp., Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		200	211,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes
3.150%	07/05/16	Aa3		100	103,086
4.350%	08/15/21	Aa3		400	408,694
5.600%	07/15/41	Aa3		500	546,399
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes
7.000%	11/01/39	A2		600	608,100
KKR Group Finance Co. LLC, Gtd. Notes, 144A
6.375%	09/29/20	A-(d)		430	450,252
Lehman Bros Escrow, Bonds
Zero	01/01/40	NR		435	127,238
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)
Zero	02/05/14	NR	EUR	900	358,300
4.750%	01/16/14	NR	EUR	415	166,323
5.375%	10/17/12	NR	EUR	50	20,039
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3		210	214,200
Punch Taverns Finance PLC (United Kingdom), Sr. Sec’d. Notes
7.274%	04/15/22	Baa1	GBP	30	44,026
Residential Capital LLC, Sec’d. Notes
9.625%	05/15/15	Caa3		200	170,000
SLM Corp., Sr. Unsec’d. Notes, MTN
7.250%	01/25/22	Ba1		300	313,447
Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1		200	206,000
UPCB Finance II Ltd. (Cayman Islands), Sr. Sec’d. Notes
6.375%	07/01/20	Ba3	EUR	360	476,533

					16,489,698

Electric — 0.9%
AES Corp. (The), Sr. Unsec’d. Notes
7.750%	10/15/15	Ba3		600	669,000
9.750%	04/15/16(a)	Ba3		170	198,900
Sr. Unsec’d. Notes, 144A
7.375%	07/01/21	Ba3		145	160,225
Calpine Corp., Sr. Sec’d. Notes, 144A
7.250%	10/15/17	B1		110	116,600
7.875%	01/15/23	B1		165	178,200
Consolidated Edison Co. of New York, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	12,724,162	12,724,162		12,724,162	12,724,162
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
4.200%	03/15/42	A3		$200	$ 197,209
Dominion Resources, Inc., Sr. Unsec’d. Notes
4.450%	03/15/21	Baa2		500	551,643
Duke Energy Corp., Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2		500	569,090
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A
11.750%	03/01/22(a)	Caa3		1,015	1,037,838
Sr. Sec’d. Notes
10.000%	12/01/20	Caa3		4,510	4,915,900
Exelon Generation Co. LLC, Sr. Unsec’d. Notes
5.750%	10/01/41	A3		300	334,860
FirstEnergy Solutions Corp., Gtd. Notes
6.050%	08/15/21	Baa3		200	224,471
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
6.500%	09/15/37	Baa1		250	312,352
NRG Energy, Inc., Gtd. Notes
7.625%	01/15/18(a)	B1		245	245,612
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
7.000%	05/01/32	Baa1		100	120,246
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
3.250%	09/15/21	A3		400	404,942
Progress Energy, Inc., Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2		100	97,744
4.400%	01/15/21	Baa2		500	545,673
PSEG Power LLC, Gtd. Notes
4.150%	09/15/21	Baa1		250	257,528
SCANA Corp., Sr. Unsec’d. Notes
4.125%	02/01/22	Baa3		50	50,025
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	Baa3		100	105,146
Southern Power Co., Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1		100	104,787
Tokyo Electric Power Co., Inc. (The) (Japan), Sr. Sec’d. Notes
4.500%	03/24/14	Baa2	EUR	1,050	1,326,171

					12,724,162

Electronic Components & Equipment
Jabil Circuit, Inc., Sr. Unsec’d. Notes
8.250%	03/15/18	Ba1		195	226,688

Entertainment & Leisure — 0.2%
Cinemark USA, Inc., Gtd. Notes
8.625%	06/15/19	B2		140	155,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Diamond Resorts Corp., Sr. Sec’d. Notes
12.000%	08/15/18	B3	$800	$ 856,000
Mattel, Inc., Sr. Unsec’d. Notes
2.500%	11/01/16	Baa1	50	51,068
4.350%	10/01/20	Baa1	200	206,920
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A
8.250%	12/15/17	B1	330	362,175
WMG Acquisition Corp., Gtd. Notes, 144A
11.500%	10/01/18	B3	970	1,037,900
Sr. Sec’d. Notes, 144A
9.500%	06/15/16	Ba2	65	70,850

				2,740,313

Environmental Control — 0.1%
Casella Waste Systems, Inc., Gtd. Notes
7.750%	02/15/19	Caa1	423	418,770
Clean Harbors, Inc., Sr. Sec’d. Notes
7.625%	08/15/16	Ba3	200	210,500
Covanta Holding Corp., Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3	240	243,837

				873,107

Foods — 0.1%
ConAgra Foods, Inc., Sr. Unsec’d. Notes
7.000%	10/01/28	Baa2	200	239,216
Del Monte Corp., Gtd. Notes
7.625%	02/15/19	B3	150	149,250
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes
11.625%	05/01/14	B1	50	58,250
Kraft Foods, Inc., Sr. Unsec’d. Notes
4.125%	02/09/16	Baa2	200	217,346
6.500%	02/09/40	Baa2	200	246,107
Post Holdings, Inc., Gtd. Notes, 144A
7.375%	02/15/22	B1	225	235,688

				1,145,857

Healthcare Medical Products
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A
5.875%	01/31/22	Ba2	120	123,300

Healthcare Products — 0.2%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1	90	94,725
Biomet, Inc., Gtd. Notes
10.000%	10/15/17	B3	115	123,769

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Products (cont’d.)
Gtd. Notes, PIK
10.375%	10/15/17	B3		$480	$517,200
Covidien International Finance SA (Luxembourg), Gtd. Notes
6.550%	10/15/37	Baa1		150	194,401
DJO Finance LLC/DJO Finance Corp., Gtd. Notes
7.750%	04/15/18	B3		530	434,600
Sec’d. Notes, 144A
8.750%	03/15/18	B2		255	257,550
Fresenius US Finance II, Inc., Gtd. Notes, 144A
9.000%	07/15/15	Ba1		270	311,175
PSS World Medical, Inc., Gtd. Notes, 144A
6.375%	03/01/22	Ba3		205	210,638
Teleflex, Inc., Gtd. Notes
6.875%	06/01/19	B1		350	377,125

					2,521,183

Healthcare Providers & Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes
4.125%	06/01/21	Baa1		600	642,850
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes, 144A
7.750%	02/15/19	B1		105	106,838
CHS/Community Health Systems, Inc., Gtd. Notes
8.875%	07/15/15	B3		38	39,378
Gtd. Notes, 144A
8.000%	11/15/19(a)	B3		110	113,850
Fresenius Medical Care US Finance, Inc., Gtd. Notes
6.875%	07/15/17	Ba2		669	740,918
Gtd. Notes, 144A
6.500%	09/15/18	Ba2		58	63,220
HCA, Inc., Sr. Sec’d. Notes
6.500%	02/15/20	Ba3		2,175	2,283,750
7.250%	09/15/20	Ba3		1,560	1,698,450
7.875%	02/15/20	Ba3		55	60,431
Humana, Inc., Sr. Unsec’d. Notes
6.450%	06/01/16	Baa3		200	227,430
8.150%	06/15/38	Baa3		150	194,882
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes
8.375%	05/15/19	Caa1		590	573,775
INC Research LLC, Sr. Unsec’d. Notes, 144A
11.500%	07/15/19	Caa1		250	243,750
McKesson Corp., Sr. Unsec’d. Notes
5.700%	03/01/17	Baa2		500	581,443
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes
7.000%	02/15/18	B2	GBP	257	393,598

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Providers & Services (cont’d.)
Symbion, Inc., Sr. Sec’d. Notes
8.000%	06/15/16	B2		$180	$178,200
Tenet Healthcare Corp., Sr. Sec’d. Notes
10.000%	05/01/18	B1		1,260	1,442,700
Sr. Sec’d. Notes, 144A
6.250%	11/01/18	B1		190	196,175
UnitedHealth Group, Inc., Sr. Unsec’d. Notes
4.700%	02/15/21	A3		300	336,498
6.875%	02/15/38	A3		100	131,209
USPI Finance Corp., Sr. Unsec’d. Notes, 144A
9.000%	04/01/20	Caa1		185	190,550
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes, 144A
7.750%	02/01/19	B3		250	248,750

					10,688,645

Holding Companies – Diversified
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec’d. Notes
9.000%	08/01/18	B3	GBP	130	205,854

Home Builders — 0.2%
Beazer Homes USA, Inc., Sec’d. Notes
12.000%	10/15/17	B2		370	402,838
Meritage Homes Corp., Sr. Notes, 144A
7.000%	04/01/22	B1		100	100,250
Ryland Group, Inc., Gtd. Notes
6.625%	05/01/20	B1		190	191,900
Shea Homes LP/Shea Homes Funding Corp., Sr. Sec’d. Notes, 144A
8.625%	05/15/19	B2		720	748,800
Standard Pacific Corp., Gtd. Notes
8.375%	01/15/21(a)	B3		955	1,002,750
Toll Brothers Finance Corp., Gtd. Notes
5.875%	02/15/22	Ba1		170	174,729

					2,621,267

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc., Sec’d. Notes
10.000%	12/15/18	CCC(d)		1,917	1,480,882
Sr. Sec’d. Notes
11.250%	06/01/17	B3		815	888,350
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec’d. Notes, 144A
8.500%	02/15/20	B2		490	498,575
Eldorado Resorts LLC/Eldorado Capital Corp., Sr. Sec’d. Notes, 144A
8.625%	06/15/19	B2		70	66,500
Hospitality Properties Trust, Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
6.700%	01/15/18	Baa2	$400	$ 445,626
MGM Resorts International, Sr. Sec’d. Notes
10.375%	05/15/14	Ba2	300	340,125
11.125%	11/15/17	Ba2	461	521,506
13.000%	11/15/13	Ba2	245	283,894
Wyndham Worldwide Corp., Sr. Unsec’d. Notes
4.250%	03/01/22	Baa3	250	245,081
5.750%	02/01/18	Baa3	400	445,429
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 144A
5.375%	03/15/22(a)	Ba2	435	424,125

				5,640,093

Household Products/Wares — 0.1%
ACCO Brands Corp., Sr. Sec’d. Notes
10.625%	03/15/15	B1	140	152,776
Spectrum Brands Holdings, Inc., Sr. Notes, 144A
6.750%	03/15/20	B3	250	252,500
Sr. Sec’d. Notes, 144A
9.500%	06/15/18(a)	B1	635	715,962

				1,121,238

Insurance — 0.3%
Allstate Corp. (The), Sr. Unsec’d. Notes
5.200%	01/15/42	A3	300	313,852
American International Group, Inc., Sr. Unsec’d. Notes
6.400%	12/15/20	Baa1	200	226,346
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes
1.900%	01/31/17	Aa2	200	202,288
2.200%	08/15/16	Aa2	200	207,162
Chubb Corp. (The), Sr. Unsec’d. Notes
5.750%	05/15/18	A2	700	847,114
CNO Financial Group, Inc., Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B1	250	270,000
Genworth Financial, Inc., Jr. Sub. Notes
6.150%(c)	11/15/66	Ba1	400	270,000
Sr. Unsec’d. Notes
7.625%	09/24/21	Baa3	190	196,549
Markel Corp., Sr. Unsec’d. Notes
5.350%	06/01/21	Baa2	100	104,272
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes
9.250%	04/15/19	Baa2	100	131,767
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes
3.900%	11/01/20	A2	700	751,804
Willis Group Holdings PLC (Ireland), G td. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
4.125%	03/15/16	Baa3	$100	$101,649
XLIT Ltd. (Cayman Islands), Gtd. Notes
5.750%	10/01/21	Baa2	300	327,063

				3,949,866

Machinery & Equipment — 0.1%
Roper Industries, Inc., Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2	600	703,928

Manufacturing — 0.1%
Danaher Corp., Sr. Unsec’d. Notes
2.300%	06/23/16	A2	50	51,791
SPX Corp., Gtd. Notes
6.875%	09/01/17	Ba2	100	109,500
Tyco Electronics Group SA (Luxembourg), Gtd. Notes
6.550%	10/01/17	Baa2	200	236,791
Tyco International Finance SA (Luxembourg), Gtd. Notes
8.500%	01/15/19	A3	400	518,411

				916,493

Media — 1.0%
AMC Networks, Inc., Gtd. Notes, 144A
7.750%	07/15/21(a)	B2	265	295,475
CBS Corp., Gtd. Notes
5.900%	10/15/40	Baa2	200	221,557
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes
6.500%	04/30/21(a)	B1	717	742,095
7.375%	06/01/20	B1	360	390,600
Clear Channel Communications, Inc., Sr. Sec’d. Notes
9.000%	03/01/21	Caa1	510	459,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes
9.250%	12/15/17	B2	3,730	4,089,012
Gtd. Notes, 144A
7.625%	03/15/20	B3	1,115	1,092,700
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
3.500%	03/01/16	Baa2	300	315,077
Gtd. Notes, 144A
5.150%	03/15/42	Baa2	100	97,418
DISH DBS Corp., Gtd. Notes
6.750%	06/01/21	Ba2	375	404,062
Gray Television, Inc., Sec’d. Notes
10.500%	06/29/15	Caa2	390	405,600
Harron Communications LP/Harron Finance Corp., Sr. Notes, 144A
9.125%	04/01/20	Caa1	230	237,475
Kabel BW GmbH (Germany),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes
7.500%	03/15/19	B1	EUR 245	$347,997
MPL 2 Acquisition Canco, Inc. (Canada), Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3	$140	116,375
Musketeer GmbH (Germany), Gtd. Notes
9.500%	03/15/21	Caa1	EUR 140	202,123
NBCuniversal Media LLC, Sr. Unsec’d. Notes
2.100%	04/01/14	Baa2	500	510,605
News America, Inc., Gtd. Notes
4.500%	02/15/21	Baa1	200	213,267
5.300%	12/15/14	Baa1	300	331,884
6.150%	02/15/41	Baa1	200	229,108
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes
7.750%	10/15/18	B2	980	1,080,450
ProQuest LLC/ProQuest Notes Co., Gtd. Notes, 144A
9.000%	10/15/18	Caa1	125	108,125
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes
2.700%	12/15/16	Baa1	200	206,953
Time Warner Cable, Inc., Gtd. Notes
6.750%	06/15/39	Baa2	100	119,233
Time Warner, Inc., Gtd. Notes
4.000%	01/15/22	Baa2	50	51,936
4.750%	03/29/21	Baa2	200	219,650
Unitymedia GmbH (Germany), Sr. Notes
9.625%	12/01/19	B3	EUR 90	131,437
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes
8.125%	12/01/17	B1	EUR 415	586,698
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	B1	500	540,000
Viacom, Inc., Sr. Unsec’d. Notes
4.375%	09/15/14	Baa1	200	215,630
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes
8.000%	05/15/18	B2	EUR 145	208,375

				14,169,917

Metals & Mining — 0.6%
CONSOL Energy, Inc., Gtd. Notes
8.250%	04/01/20	B1	990	1,034,550
Eco-Bat Finance PLC (United Kingdom), Gtd. Notes
7.750%	02/15/17	B1	EUR 280	376,220
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3	300	288,125
Kinross Gold Corp. (Canada),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Gtd. Notes, 144A
3.625%	09/01/16	Baa3	$300	$301,854
New World Resources NV (Netherlands), Sr. Sec’d. Notes
7.875%	05/01/18	Ba3	EUR 200	270,742
Newmont Mining Corp., Gtd. Notes
5.125%	10/01/19	Baa1	500	560,904
6.250%	10/01/39	Baa1	100	111,132
Novelis, Inc. (Canada), Gtd. Notes
8.750%	12/15/20	B2	2,405	2,633,475
Peabody Energy Corp., Gtd. Notes
7.875%	11/01/26	Ba1	395	408,825
Gtd. Notes, 144A
6.250%	11/15/21	Ba1	1,140	1,117,200
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes
2.250%	09/20/16	A3	250	257,056
Taseko Mines Ltd. (Canada), Gtd. Notes
7.750%	04/15/19	B3	85	80,962
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A
8.250%	06/07/21	Ba2	400	371,000
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A
6.000%	11/15/41	Baa2	150	155,883

				7,967,928

Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
6.450%	09/15/36	Ba1	50	57,880
Antero Resources Finance Corp., Gtd. Notes, 144A
7.250%	08/01/19	B3	90	92,700
Atwood Oceanics, Inc., Sr. Unsec’d. Notes
6.500%	02/01/20	Ba3	130	136,500
Aurora USA Oil & Gas, Inc., Sr. Unsec’d. Notes, 144A
9.875%	02/15/17	Caa1	275	286,000
Berry Petroleum Co., Sr. Unsec’d. Notes
6.375%	09/15/22(a)	B2	340	349,350
BP Capital Markets PLC (United Kingdom), Gtd. Notes
3.200%	03/11/16	A2	200	211,907
3.561%	11/01/21	A2	150	154,458
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Gtd. Notes, 144A
7.875%	04/15/22	B3	150	153,000
Calfrac Holdings LP, Sr. Unsec’d. Notes, 144A
7.500%	12/01/20	B2	570	572,850
Chesapeake Energy Corp., Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
9.500%	02/15/15	Ba3	$45	$51,525
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes, 144A
6.625%	11/15/19	Ba3	60	59,550
Cie Generale de Geophysique - Veritas (France), Gtd. Notes
6.500%	06/01/21	Ba3	365	372,300
Cimarex Energy Co., Gtd. Notes
5.875%	05/01/22	Ba1	250	255,000
Coffeyville Resources LLC/Coffeyville Finance, Inc., Sr. Sec’d. Notes, 144A
9.000%	04/01/15	Ba2	335	358,450
Concho Resources, Inc., Gtd. Notes
5.500%	10/01/22	B1	335	329,975
6.500%	01/15/22	B3	250	263,750
7.000%	01/15/21	B3	305	327,112
ConocoPhillips, Gtd. Notes
6.500%	02/01/39	A1	400	531,246
ConocoPhillips Holding Co., Sr. Unsec’d. Notes
6.950%	04/15/29	A1	100	134,346
Continental Resources, Inc., Gtd. Notes
8.250%	10/01/19	B1	335	374,362
Denbury Resources, Inc., Gtd. Notes
8.250%	02/15/20	B1	25	27,938
Energy XXI Gulf Coast, Inc., Gtd. Notes
7.750%	06/15/19	Caa1	575	592,250
9.250%	12/15/17	Caa1	325	351,812
Forbes Energy Services Ltd., Gtd. Notes
9.000%	06/15/19	Caa1	185	180,375
Forest Oil Corp., Gtd. Notes
8.500%	02/15/14	B1	100	107,000
Frac Tech Services LLC/Frac Tech Finance, Inc., Gtd. Notes, 144A
7.625%	11/15/18	Ba3	1,120	1,170,400
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A
7.625%	04/15/21	B1	745	804,600
Hornbeck Offshore Services, Inc., Gtd. Notes, 144A
5.875%	04/01/20	Ba3	225	225,562
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes
3.950%	04/15/22	Baa2	800	805,380
6.800%	09/15/37	Baa2	100	122,710
Key Energy Services, Inc., Gtd. Notes
6.750%	03/01/21	B1	540	554,850
Gtd. Notes, 144A
6.750%	03/01/21	B1	215	219,838
Kodiak Oil & Gas Corp. (Canada),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes, 144A
8.125%	12/01/19	Caa1	$200	$211,500
Laredo Petroleum, Inc., Gtd. Notes
9.500%	02/15/19	Caa2	760	845,500
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes
7.750%	02/01/21	B2	290	300,875
8.625%	04/15/20	B2	160	172,400
Gtd. Notes, 144A
6.250%	11/01/19	B2	1,460	1,416,200
6.500%	05/15/19	B2	50	49,000
Marathon Oil Corp., Sr. Unsec’d. Notes
6.600%	10/01/37	Baa2	100	119,760
Marathon Petroleum Corp., Sr. Unsec’d. Notes
5.125%	03/01/21	Baa2	100	108,764
6.500%	03/01/41	Baa2	300	324,072
MEG Energy Corp. (Canada), Gtd. Notes, 144A
6.500%	03/15/21	B3	1,330	1,393,175
Newfield Exploration Co., Sr. Sub. Notes
6.875%	02/01/20(a)	Ba2	910	953,225
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	335	350,912
Noble Energy, Inc., Sr. Unsec’d. Notes
8.250%	03/01/19	Baa2	300	376,734
Oasis Petroleum, Inc., Gtd. Notes
6.500%	11/01/21	Caa1	165	165,825
7.250%	02/01/19	Caa1	275	289,438
OGX Austria GmbH (Austria), Gtd. Notes, 144A
8.375%	04/01/22	B1	495	499,950
OGX Petroleo e Gas Participacoes SA (Austria), Gtd. Notes, 144A
8.500%	06/01/18(a)	B1	2,330	2,420,870
Oil States International, Inc., Gtd. Notes
6.500%	06/01/19(a)	Ba3	540	567,000
PetroBakken Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A
8.625%	02/01/20	Caa1	845	880,912
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes
5.375%	01/27/21	A3	100	107,674
Petrobras International Finance Co. - Pifco (Cayman Islands), Gtd. Notes
6.750%	01/27/41	A3	100	115,976
Petrohawk Energy Corp., Gtd. Notes
6.250%	06/01/19	Baa3	870	985,275
Petroleos Mexicanos (Mexico), Gtd. Notes
5.500%	01/21/21	Baa1	100	110,250
Gtd. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
4.875%	01/24/22	Baa1	$300	$ 315,000
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A
7.375%	12/15/18	Ba2	330	343,200
Petronas Capital Ltd. (Malaysia), Gtd. Notes
5.250%	08/12/19	A1	200	222,955
Phillips 66, Gtd. Notes, 144A
4.300%	04/01/22	Baa1	400	406,880
Pioneer Natural Resources Co., Gtd. Notes
7.200%	01/15/28	Ba1	295	356,422
Sr. Unsec’d. Notes
6.650%	03/15/17	Ba1	210	240,092
6.875%	05/01/18	Ba1	470	552,798
7.500%	01/15/20	Ba1	110	134,542
Plains Exploration & Production Co., Gtd. Notes
6.625%	05/01/21	B1	480	508,800
6.750%	02/01/22	B1	230	240,350
7.625%	06/01/18	B1	270	286,875
7.625%	04/01/20	B1	40	43,600
10.000%	03/01/16	B1	95	104,975
Precision Drilling Corp. (Canada), Gtd. Notes, 144A
6.500%	12/15/21	Ba1	675	705,375
QEP Resources, Inc., Sr. Unsec’d. Notes
5.375%	10/01/22	Ba1	233	230,961
Range Resources Corp., Gtd. Notes
5.000%	08/15/22	Ba3	312	308,100
5.750%	06/01/21	Ba3	1,135	1,191,750
Samson Investment Co., Sr. Unsec’d. Notes, 144A
9.750%	02/15/20	B1	390	394,875
SandRidge Energy, Inc., Gtd. Notes
7.500%	03/15/21	B3	165	162,525
SM Energy Co., Sr. Unsec’d. Notes
6.500%	11/15/21	B1	330	351,450
6.625%	02/15/19(a)	B1	160	169,600
Transocean, Inc. (Cayman Islands), Gtd. Notes
6.375%	12/15/21	Baa3	140	157,524
Vanguard Natural Resources LLC/VNR Finance Corp., Sr. Unsec’d. Notes
7.875%	04/01/20	Caa1	190	188,621

				30,617,533

Paper & Forest Products — 0.3%
Boise Paper Holdings LLC/Boise Co-Issuer Co., Gtd. Notes
8.000%	04/01/20(a)	Ba3	440	484,000
Boise Paper Holdings LLC/Boise Finance Co., Gtd. Notes
9.000%	11/01/17	Ba3	690	760,725

	1,564,746	1,564,746		1,564,746	1,564,746
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Domtar Corp., Gtd. Notes
4.400%	04/01/22	Baa3		$800	$ 790,542
10.750%	06/01/17	Baa3		100	129,250
Georgia-Pacific LLC, Gtd. Notes, 144A
8.250%	05/01/16	Baa3		700	772,064
International Paper Co., Sr. Unsec’d. Notes
7.500%	08/15/21	Baa3		400	504,203
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A
8.000%	06/01/16	B2		180	183,375
NewPage Corp., Sr. Sec’d. Notes(i)
11.375%	12/31/14(a)	NR		875	586,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes
7.750%	11/15/19	Ba2	EUR	250	360,107

					4,570,516

Pharmaceuticals — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes
4.125%	05/27/20	A1		1,400	1,564,746
Allergan, Inc., Sr. Unsec’d. Notes
3.375%	09/15/20	A3		200	207,862
AmerisourceBergen Corp., Gtd. Notes
3.500%	11/15/21	Baa2		200	204,041
4.875%	11/15/19	Baa2		500	560,918
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes
6.450%	09/15/37	A1		200	260,808
Capsugel Financeco SCA (Luxembourg), Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR	100	144,374
Cardinal Health, Inc., Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		300	330,590
5.800%	10/15/16	Baa3		300	346,718
Eli Lilly & Co., Sr. Unsec’d. Notes
5.950%	11/15/37	A2		300	374,597
GlaxoSmithKline Capital, Inc., Gtd. Notes
6.375%	05/15/38	A1		200	264,230
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes
4.900%	11/01/19	Baa1		500	559,691
Omnicare, Inc., Gtd. Notes
7.750%	06/01/20	Ba3		780	865,800
Pfizer, Inc., Sr. Unsec’d. Notes
6.200%	03/15/19	A1		500	625,701
Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
3.650%	11/10/21	A3	$300	$ 303,684
Valeant Pharmaceuticals International, Gtd. Notes, 144A
6.500%	07/15/16	B1	650	661,375
7.250%	07/15/22	B1	90	89,100

				7,364,235

Pipelines — 0.4%
Chesapeake Midstream Partners LP/CHKM Finance Corp., Gtd. Notes, 144A
5.875%	04/15/21	Ba3	605	601,975
6.125%	07/15/22	Ba3	320	322,400
Copano Energy LLC/Copano Energy Finance Corp., Gtd. Notes
7.125%	04/01/21	B1	125	131,562
El Paso Corp., Sr. Unsec’d. Notes
7.000%	06/15/17	Ba3	255	283,954
Energy Transfer Partners LP, Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	100	100,909
9.000%	04/15/19	Baa3	71	88,050
Enterprise Products Operating LLC, Gtd. Notes
5.950%	02/01/41	Baa3	300	334,212
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A
6.500%	03/01/20	B1	110	111,650
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	400	396,025
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes
6.250%	06/15/22	Ba3	280	294,000
ONEOK Partners LP, Gtd. Notes
6.850%	10/15/37	Baa2	100	119,285
8.625%	03/01/19	Baa2	200	257,886
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes
5.000%	02/01/21	Baa3	400	439,206
Sr. Unsec’d. Notes
5.150%	06/01/42	Baa2	50	48,845
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes
6.875%	12/01/18	B1	290	306,675
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A
6.000%	04/01/22	Baa3	275	282,972
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A
6.375%	08/01/22	Ba3	175	177,625
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes
3.800%	10/01/20	A3	400	428,855
Williams Partners LP, Sr. Unsec’d. Notes
4.000%	11/15/21	Baa3	100	101,048

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
				$ 4,827,134

Real Estate — 0.2%
Realogy Corp., Gtd. Notes
11.500%	04/15/17	Caa3	$135	127,238
Sr. Sec’d. Notes, 144A
7.625%	01/15/20(a)	B1	1,025	1,071,125
7.875%	02/15/19(a)	Caa1	1,565	1,565,000
9.000%	01/15/20	Caa1	260	267,800

				3,031,163

Real Estate Investment Trusts — 0.2%
American Tower Corp., Sr. Unsec’d. Notes
4.700%	03/15/22	Baa3	400	403,215
5.050%	09/01/20	Baa3	200	206,660
American Tower REIT, Inc., Sr. Unsec’d. Notes
4.625%	04/01/15	Baa3	300	319,552
5.900%	11/01/21	Baa3	200	220,464
Digital Realty Trust LP, Gtd. Notes
5.250%	03/15/21	Baa2	200	206,214
Felcor Lodging LP, Sr. Sec’d. Notes
6.750%	06/01/19	B2	725	732,250
Health Care REIT, Inc., Sr. Unsec’d. Notes
5.250%	01/15/22	Baa2	200	209,202
Rouse Co. LP/TRC Co-Issuer, Inc., Sr. Unsec’d. Notes, 144A
6.750%	05/01/13	BB+(d)	350	359,625
Simon Property Group LP, Sr. Unsec’d. Notes
4.750%	03/15/42	A3	300	286,037
5.650%	02/01/20	A3	100	114,468

				3,057,687

Retail & Merchandising — 0.6%
Advance Auto Parts, Inc., Gtd. Notes
4.500%	01/15/22	Baa3	500	514,129
Asbury Automotive Group, Inc., Gtd. Notes
8.375%	11/15/20	Caa1	185	199,338
AutoZone, Inc., Sr. Unsec’d. Notes
4.000%	11/15/20	Baa2	500	518,514
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B(d)	205	211,919
Dollar General Corp., Gtd. Notes, PIK
11.875%(c)	07/15/17	B1	245	265,827
Home Depot, Inc. (The), Sr. Unsec’d. Notes
5.875%	12/16/36	A3	500	599,064
Ltd. Brands, Inc., Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
5.625%	02/15/22	Ba1	$530	$534,638
Macy’s Retail Holdings, Inc., Gtd. Notes
3.875%	01/15/22	Baa3	200	200,583
7.450%	07/15/17	Ba1	133	161,464
McDonald’s Corp., Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	A2	800	790,238
3.700%	02/15/42	A2	400	369,778
Nordstrom, Inc., Sr. Unsec’d. Notes
4.000%	10/15/21	Baa1	300	319,195
O’Reilly Automotive, Inc., Gtd. Notes
4.625%	09/15/21	Baa3	200	210,835
4.875%	01/14/21	Baa3	400	427,518
Penske Automotive Group, Inc., Gtd. Notes
7.750%	12/15/16	B3	150	156,189
QVC, Inc., Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2	125	133,125
7.375%	10/15/20	Ba2	180	198,000
7.500%	10/01/19	Ba2	345	378,638
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes, 144A
6.875%	11/15/19	B1	645	686,925
Toys R Us, Inc., Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	50	51,250
Walgreen Co., Sr. Unsec’d. Notes
5.250%	01/15/19	A2	400	460,977
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
2.800%	04/15/16	Aa2	300	319,050
Yum! Brands, Inc., Sr. Unsec’d. Notes
5.300%	09/15/19	Baa3	500	563,151
6.250%	03/15/18	Baa3	200	238,256
6.875%	11/15/37	Baa3	150	191,573

				8,700,174

Semiconductors & Semiconductor Equipment
Intel Corp., Sr. Unsec’d. Notes
3.300%	10/01/21	A1	200	206,630

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., Gtd. Notes
6.875%	03/15/18	Ba3	370	392,200
7.125%	03/15/21	Ba3	430	460,638

				852,838

Storage
Mobile Mini, Inc., Gtd. Notes
7.875%	12/01/20	B2	340	362,100
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Storage (cont’d.)
Gtd. Notes
8.875%	03/15/18	B2		$35	$32,900

					395,000

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes
2.400%	08/15/16	A2		100	103,350
4.450%	05/15/21	A2		500	552,051
4.950%	01/15/13	A2		300	310,178
5.350%	09/01/40	A2		850	903,814
Avaya, Inc., Gtd. Notes
9.750%	11/01/15(a)	Caa2		190	187,150
Cricket Communications, Inc., Sr. Sec’d. Notes
7.750%	05/15/16	Ba2		473	499,015
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A
9.125%	01/15/15	Caa1		740	752,950
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A
8.250%	09/01/17(a)	B1		714	755,055
Embarq Corp., Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3		150	151,615
GCI, Inc., Sr. Unsec’d. Notes
6.750%	06/01/21	B2		364	366,275
Hughes Satellite Systems Corp., Sr. Sec’d. Notes
6.500%	06/15/19	Ba3		190	198,550
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes
11.250%	06/15/16	Caa2		400	421,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes
11.250%	02/04/17	Caa3		330	343,200
Gtd. Notes, PIK
11.500%	02/04/17	Caa3		1,260	1,310,400
Level 3 Escrow, Inc., Gtd. Notes, 144A
8.125%	07/01/19	B3		1,907	1,968,978
Level 3 Financing, Inc., Gtd. Notes, 144A
8.625%	07/15/20	B3		1,150	1,207,500
Matterhorn Mobile Holdings SA (Luxembourg), Gtd. Notes
8.250%	02/15/20	B3	EUR	202	281,640
MetroPCS Wireless, Inc., Gtd. Notes
6.625%	11/15/20(a)	B2		931	925,181
NII Capital Corp., Gtd. Notes
7.625%	04/01/21	B2		370	361,675
PAETEC Holding Corp., Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)		220	238,700
Phones4u Finance PLC (United Kingdom),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
9.500%	04/01/18	B3	GBP	175	$251,919
Qwest Corp., Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3		$400	446,500
8.375%	05/01/16	Baa3		200	238,984
SBA Telecommunications, Inc., Gtd. Notes
8.000%	08/15/16	B1		460	494,500
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	B3		1,420	1,086,300
Sprint Nextel Corp., Gtd. Notes, 144A
7.000%	03/01/20(a)	Ba3		1,400	1,421,000
9.000%	11/15/18	Ba3		1,590	1,745,025
Sunrise Communications International SA (Luxembourg), Sr. Sec’d. Notes
7.000%	12/31/17	Ba3	EUR	155	220,162
tw Telecom Holdings, Inc., Gtd. Notes
8.000%	03/01/18	B2		70	76,475
Verizon Communications, Inc., Sr. Unsec’d. Notes
4.600%	04/01/21	A3		400	443,852
4.750%	11/01/41	A3		400	404,896
6.900%	04/15/38	A3		200	255,223
Virgin Media Sec’d. Finance PLC (United Kingdom), Sr. Sec’d. Notes
7.000%	01/15/18	Baa3	GBP	119	203,663
Windstream Corp., Gtd. Notes
7.875%	11/01/17	Ba3		252	277,830
Ziggo Finance BV (Netherlands), Sr. Sec’d. Notes
6.125%	11/15/17	Ba2	EUR	255	358,800

					19,763,406

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes
4.750%	05/05/21	Baa1		550	591,213
Lorillard Tobacco Co., Gtd. Notes
8.125%	05/01/40	Baa2		100	120,797
Philip Morris International, Inc., Sr. Unsec’d. Notes
2.900%	11/15/21	A2		400	394,434
4.500%	03/20/42	A2		300	295,959
5.650%	05/16/18	A2		800	953,491

					2,355,894

Transportation
Fedex Corp., Gtd. Notes
8.000%	01/15/19	Baa2		300	387,806
Gategroup Finance Luxembourg SA (Luxembourg), Gtd. Notes
6.750%	03/01/19	B1	EUR	115	153,415

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Gulfmark Offshore, Inc., Sr. Notes, 144A
6.375%	03/15/22	B1		$110	$110,550

					651,771

TOTAL CORPORATE BONDS (cost $225,007,348)					229,298,425

FOREIGN GOVERNMENT BONDS — 0.2%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		300	326,250
Deutsche Bundesrepublik Inflation Linked Bond (Germany), Bonds, TIPS
1.750%	04/15/20	Aaa	EUR	570	938,634
Federative Republic of Brazil (Brazil), Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2		300	345,750
Panama Government International (Panama), Sr. Unsec’d. Notes
6.700%	01/26/36	Baa3		100	131,500
Republic of Colombia (Colombia), Sr. Unsec’d. Notes
7.375%	09/18/37	Baa3		100	140,250
Republic of Peru (Colombia), Sr. Unsec’d. Notes
6.125%	01/18/41	Baa3		100	122,500
7.125%	03/30/19	Baa3		320	408,000
Republic of South Africa (South Africa), Sr. Unsec’d. Notes
4.665%	01/17/24	A3		100	102,250
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		600	588,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,065,122)					3,103,134

MUNICIPAL BONDS — 0.1%
California — 0.1%
City of San Francisco CA Public Utilities Commission Water Revenue, Revenue Bonds
6.000%	11/01/40	Aa3		100	119,257
State of California, General Obligation Unlimited
7.550%	04/01/39	A1		250	321,228

					440,485

Illinois
Chicago Transit Authority, Revenue Bonds
6.899%	12/01/40	Aa3		100	120,133
State of Illinois, General Obligation Unlimited
5.100%	06/01/33	A1		100	94,684

					214,817

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New Jersey
New Jersey State Turnpike Authority, Revenue Bonds
7.414%	01/01/40	A3	$100	$142,631

TOTAL MUNICIPAL BONDS (cost $778,597)				797,933

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Alternative Loan Trust, Series 2003-11, Class 4A1
4.750%	01/25/19	A2	497	505,388
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A
5.000%	05/25/34	Baa2	563	563,633
Countrywide Alternative Loan Trust, Series 2003-J1, Class 3A2
5.000%	10/25/18	B2	132	132,144
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 1A2
4.750%	11/25/19	BBB+(d)	301	308,564
Holmes Master Issuer PLC (United Kingdom), Series 2007-2A, Class 4A
0.667%(c)	07/15/20	Aaa	500	499,246
Permanent Master Issuer PLC (United Kingdom), Series 2010-1A, Class 1A, 144A
1.717%(c)	07/15/42	Aaa	780	781,871

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,775,092)				2,790,846

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
Federal Home Loan Mortgage Corp.
3.000%	TBA	1,000	1,033,906
3.261%(c)	08/01/41	725	759,148
3.500%	TBA	500	522,812
4.000%	12/01/40	1,826	1,912,111
4.000%	TBA	1,000	1,055,938
4.500%	07/01/39	2,451	2,600,697
4.500%	TBA	3,000	3,180,938
4.500%	TBA	2,000	2,133,125
5.000%	01/01/37-03/01/38	2,362	2,547,687
5.000%	TBA	3,000	3,229,570
5.500%	06/01/35-08/01/38	2,512	2,739,048
6.000%	09/01/36	1,569	1,735,304
Federal National Mortgage Assoc.
2.751%(c)	08/01/41	1,038	1,077,929
3.000%	01/01/27	492	510,171
3.000%	TBA	500	517,578
3.500%	10/01/26-03/01/42	2,815	2,935,677
4.000%	02/01/31-12/01/41	7,030	7,387,923
4.000%	TBA	2,500	2,648,828
4.500%	TBA	1,000	1,070,312
4.500%	TBA	7,100	7,551,516
5.000%	05/01/41	3,826	4,143,492
5.000%	TBA	1,000	1,081,094
5.500%	04/01/36-08/01/37	2,927	3,210,367
5.500%	TBA	1,000	1,089,062
5.500%	TBA	500	544,766

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	TBA			$4,800	$5,288,250
6.500%	TBA			2,000	2,240,000
Government National Mortgage Assoc.
3.500%	TBA			1,000	1,042,031
4.000%	12/15/40-12/20/41			2,480	2,665,794
4.000%	TBA			1,000	1,073,125
4.500%	01/20/41-04/20/41			2,826	3,083,804
4.500%	TBA			3,000	3,263,906
5.000%	10/20/39			1,759	1,939,853
5.000%	TBA			2,000	2,208,750
5.500%	TBA			2,000	2,235,000
6.000%	09/20/38			982	1,105,877

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $82,884,326)					83,365,389

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds
3.125%	11/15/41-02/15/42			590	565,858
4.750%	02/15/41	(k)		4,508	5,745,586
6.250%	05/15/30			3,380	4,948,530
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/22			10,833	11,447,434
0.500%	04/15/15			1,360	1,507,602
0.625%	04/15/13-07/15/21			1,447	1,575,383
0.750%	02/15/42			1,010	965,460
1.125%	01/15/21			245	285,673
1.250%	04/15/14			1,355	1,538,796
1.375%	01/15/20			1,805	2,172,330
1.625%	01/15/15-01/15/18			1,470	1,875,556
1.750%	01/15/28			1,080	1,393,148
1.875%	07/15/13-07/15/19			5,175	6,704,521
2.000%	04/15/12-07/15/14			2,669	3,432,274
2.000%	01/15/26	(k)		615	860,512
2.125%	01/15/19-02/15/41			2,738	3,733,607
2.375%	01/15/17-01/15/27			2,795	4,207,430
2.500%	07/15/16-01/15/29			1,379	1,820,581
2.625%	07/15/17			435	571,801
3.000%	07/15/12			1,600	2,061,834
3.375%	04/15/32			255	495,636
3.625%	04/15/28			1,180	2,439,380
3.875%	04/15/29			1,220	2,590,545
U.S. Treasury Notes
0.625%	04/30/13			30,204	30,330,253
1.250%	04/15/14			1	1,018
1.750%	03/31/14			1	1,028
2.000%	04/30/16			33,824	35,433,278
2.625%	12/31/14			4,900	5,182,897

TOTAL U.S. TREASURY OBLIGATIONS (cost $131,967,315)					133,887,951

TOTAL LONG-TERM INVESTMENTS (cost $938,669,931)					972,260,880

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 35.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $486,555,512; includes $52,593,325 of cash collateral received for securities on loan)(b)(w)	486,555,512	$486,555,512

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 107.4%
(cost $1,425,225,443)		1,458,816,392

	Principal Amount (000)#
SECURITIES SOLD SHORT — (4.5)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.
3.500% TBA	$9,400	(9,652,625)
3.500% TBA	14,000	(14,334,688)
4.000% TBA	30,300	(31,767,656)
5.000% TBA	5,700	(6,156,890)

TOTAL SECURITIES SOLD SHORT (proceeds received $61,963,488)		(61,911,859)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.9% (cost $1,363,261,955)		1,396,904,533
Liabilities in excess of other assets(x) — (2.9)%		(38,842,399)

NET ASSETS — 100.0%		$1,358,062,134

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CDX	Credit Derivative Index

CPI	Consumer Price Index

CVA	Certificate Van Anadelen (Bearer)
CVT	Convertible Security

iBoxx	Bond Market Indices

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NASDAQ	National Association of Securities Dealers Automated Quotations

NR	Non Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

EUR	Euro

GBP	British Pound

*	Non-income producing security.

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,681,466; cash collateral of $52,593,325 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
28	90 Day Euro Dollar	Jun. 2014	$6,924,750	$ 6,929,300	$ 4,550
303	2 Year U.S. Treasury Notes	Jun. 2012	66,713,078	66,702,611	(10,467)
141	5 Year U.S. Treasury Notes	Jun. 2012	17,268,666	17,278,007	9,341
260	10 Year U.S. Treasury Notes	Jun. 2012	33,776,747	33,665,938	(110,809)
30	30 Year U.S. Ultra Bonds	Jun. 2012	4,537,994	4,529,063	(8,931)
302	DAX Index	Jun. 2012	71,428,100	70,093,693	(1,334,407)
546	Euro STOXX 50	Jun. 2012	17,345,817	17,542,432	196,615
341	S&P 500 E-Mini	Jun. 2012	23,910,314	23,925,412	15,098
1,362	Yen Denom Nikkei	Jun. 2012	80,512,534	83,633,744	3,121,210

					1,882,200

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Short Positions:
8	2 Year U.S. Treasury Notes	Jun. 2012	$ 1,762,375	$ 1,761,125	$ 1,250
9	10 Year Euro-Bund	Jun. 2012	1,659,438	1,662,345	(2,907)
3	10 Year U.K. Gilt	Jun. 2012	546,279	549,472	(3,193)
38	20 Year U.S. Treasury Bonds	Jun. 2012	5,290,850	5,234,500	56,350
19	30 Year U.S. Ultra Bonds	Jun. 2012	2,978,939	2,868,407	110,532
123	Euro FX Currency	Jun. 2012	20,227,089	20,508,712	(281,623)
42	S&P 500 E-Mini	Jun. 2012	2,805,810	2,946,720	(140,910)
					(260,501)
					$ 1,621,699
(1)	Cash of $12,538,000 and U.S. Treasury Securities with a market value of $907,188 has been segregated to cover requirement for open futures contracts as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/11/12	Citigroup Global Markets	GBP	217	$ 343,150	$ 347,065	$ (3,915)
Expiring 04/11/12	Citigroup Global Markets	GBP	123	196,078	196,723	(645)
Expiring 04/11/12	Deutsche Bank	GBP	456	697,403	729,315	(31,912)
Expiring 04/11/12	Deutsche Bank	GBP	132	202,128	211,118	(8,990)
Expiring 04/11/12	UBS Securities	GBP	300	459,110	479,013	(19,903)
Euro,
Expiring 04/18/12	Citigroup Global Markets	EUR	3,918	5,032,671	5,225,882	(193,211)
Expiring 04/18/12	Citigroup Global Markets	EUR	210	277,584	280,101	(2,517)
Expiring 04/18/12	Citigroup Global Markets	EUR	128	168,233	170,728	(2,495)
Expiring 04/18/12	Citigroup Global Markets	EUR	89	113,678	118,042	(4,364)
Expiring 04/18/12	Citigroup Global Markets	EUR	49	64,842	65,356	(514)
Expiring 04/18/12	Credit Suisse First Boston Corp.	EUR	210	280,340	280,101	239
Expiring 04/18/12	Deutsche Bank	EUR	235	308,792	313,447	(4,655)
Expiring 04/18/12	Deutsche Bank	EUR	233	304,734	310,778	(6,044)
Expiring 04/18/12	Deutsche Bank	EUR	91	119,795	121,377	(1,582)
Expiring 04/18/12	Morgan Stanley	EUR	143	190,567	190,736	(169)
Expiring 04/18/12	Royal Bank of Scotland	EUR	290	381,295	386,806	(5,511)
Expiring 04/18/12	Royal Bank of Scotland	EUR	107	141,205	142,718	(1,513)
Expiring 04/18/12	Royal Bank of Scotland	EUR	101	133,969	134,715	(746)
Expiring 04/18/12	Royal Bank of Scotland	EUR	92	120,243	122,711	(2,468)
Expiring 04/18/12	UBS Securities	EUR	313	413,479	417,484	(4,005)
Expiring 04/18/12	UBS Securities	EUR	240	313,605	320,115	(6,510)
Expiring 04/18/12	UBS Securities	EUR	148	194,760	197,404	(2,644)
				$10,457,661	$10,761,735	$(304,074)
Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
$ 5,100	01/12/19	1.67%	3 month LIBOR	$32,597	$—	$32,597	Credit Suisse First
430	06/23/21	2.67%	CPI Urban Consumers NAS	(2,617)	—	(2,617)	Boston(1) Deutsche Bank AG(1)
				$29,980	$—	$29,980

(1) Portfolio pays the fixed rate and receives the floating rate.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
MGM Mirage	06/20/15	5.000%	$ 100	5.346%	$ 819	$ 6,847	$ (6,028)	Deutsche Bank AG
MGM Mirage	06/20/15	5.000%	60	5.346%	492	3,083	(2,591)	Deutsche Bank AG
MGM Mirage	06/20/15	5.000%	55	5.346%	451	2,599	(2,148)	Deutsche Bank AG
MGM Mirage	06/20/15	5.000%	50	5.346%	410	2,733	(2,323)	Deutsche Bank AG
MGM Mirage	06/20/15	5.000%	50	5.346%	410	3,009	(2,599)	Deutsche Bank AG
					$2,582	$18,271	$(15,689)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
Bausch & Lomb Inc.	03/20/17	$ 65	5.000%	$ 6,253	$ 2,690	$ 3,563	Credit Suisse First Boston
CCO Holdings LLC	09/20/17	300	8.000%	11,172	—	11,172	Deutsche Bank AG
CDX.NA.HY.18.V1	06/20/17	3,000	5.000%	(85,801)	(75,298)	(10,503)	Credit Suisse First Boston
CDX.NA.IG.16.V1	12/20/16	7,000	1.000%	47,231	14,284	32,947	Credit Suisse First Boston
CDX.NA.IG.16.V1	12/20/16	4,600	1.000%	31,037	(36,100)	67,137	Deutsche Bank AG
CDX.NA.IG.16.V1	12/20/16	500	1.000%	3,374	1,020	2,354	Deutsche Bank AG
CIT Group, Inc.	09/20/15	1,500	5.000%	10,234	(103,081)	113,315	Deutsche Bank AG
				$ 23,500	$(196,485)	$219,985

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Total return swap agreements outstanding at March 31, 2012:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International	05/15/12	$ 52,206	Receive fixed rate payments on DJUBSTR Index and pay variable payments on the one month LIBOR + 12 bps.	$ (1,316,549)	$ —	$ (1,316,549)
Credit Suisse International	05/15/12	87,520	Receive fixed rate payments on MSCI US REIT Index and pay variable payments on the one month LIBOR.	1,840,145	—	1,840,145
				$ 523,596	$ —	$ 523,596

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$349,856,000	$—	$2,400,888
Exchange Traded Funds	124,825,455	—	—
Preferred Stocks	1,918,546	—	—
Asset-Backed Securities	—	14,976,610	—
Bank Loans	—	13,723,150	—
Commercial Mortgage-Backed Securities	—	9,707,072	—
Convertible Bonds	—	1,609,481	—
Corporate Bonds	—	229,171,187	127,238
Foreign Government Bonds	—	3,103,134	—
Municipal Bonds	—	797,933	—
Residential Mortgage-Backed Securities	—	2,790,846	—
U.S. Government Agency Obligations	—	83,365,389	—
U.S. Treasury Obligations	—	133,887,951	—
Affiliated Money Market Mutual Fund	486,555,512	—	—
Short Sales – U.S. Government Agency Obligations	—	(61,911,859)	—
Other Financial Instruments*
Futures	1,621,699	—	—
Foreign Forward Currency Contracts	—	(304,074)	—
Interest Rate Swaps	—	29,980	—
Credit Default Swaps	—	204,296	—
Total Return Swaps	—	523,596	—

Total	$964,777,212	$431,674,692	$2,528,126

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 3/31/12
Credit contracts	$ 204,296
Equity contracts	2,381,202
Foreign exchange contracts	(585,697)
Interest rate contracts	75,696
Total	$2,075,497

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	425,000	$4,849,250

Aerospace & Defense — 3.4%
General Dynamics Corp.	250,000	18,345,000
Honeywell International, Inc.	221,762	13,538,570
Lockheed Martin Corp.(a)	160,000	14,377,600
Northrop Grumman Corp.	230,000	14,048,400
Raytheon Co.	330,000	17,417,400

		77,726,970

Agriculture — 1.4%
Lorillard, Inc.	112,000	14,501,760
Philip Morris International, Inc.	190,000	16,835,900

		31,337,660

Airlines — 0.8%
Delta Air Lines, Inc.*	1,452,338	14,392,670
Southwest Airlines Co.	352,000	2,900,480

		17,293,150

Automobile Manufacturers — 0.3%
Ford Motor Co.(a)	149,630	1,868,879
Oshkosh Corp.*(a)	191,000	4,425,470

		6,294,349

Automobiles — 0.1%
General Motors Co.*(a)	82,359	2,112,508

Beverages — 1.4%
Coca-Cola Enterprises, Inc.	250,000	7,150,000
Constellation Brands, Inc. (Class A Stock)*	320,000	7,548,800
Dr. Pepper Snapple Group, Inc.	188,000	7,559,480
PepsiCo, Inc.	144,226	9,569,395

		31,827,675

Biotechnology — 0.4%
Amgen, Inc.	133,104	9,049,741

Chemicals — 2.2%
CF Industries Holdings, Inc.	80,000	14,612,000
E.I. du Pont de Nemours & Co.	306,511	16,214,432
Huntsman Corp.	390,000	5,463,900
LyondellBasell Industries NV (Netherlands) (Class A Stock)	340,000	14,841,000

		51,131,332

Commercial Banks — 4.2%
Capital One Financial Corp.	260,000	14,492,400
Citigroup, Inc.(a)	652,624	23,853,407
East West Bancorp, Inc.	340,000	7,850,600
State Street Corp.	100,000	4,550,000
U.S. Bancorp	440,461	13,953,804
Wells Fargo & Co.	885,989	30,247,664

		94,947,875

Commercial Services — 0.9%
Service Corp. International	110,000	1,238,600
Total System Services, Inc.	159,000	3,668,130
Western Union Co. (The)	944,477	16,622,795

		21,529,525

Components — 1.2%
Corning, Inc.	1,469,774	20,694,418

	Shares	Value
COMMON STOCKS (Continued)
Components (cont’d.)
Vishay Intertechnology, Inc.*(a)	634,000	$7,709,440

		28,403,858

Computer Services & Software — 0.3%
Computer Sciences Corp.	220,000	6,586,800

Computers — 1.6%
Lexmark International, Inc. (Class A Stock)(a)	233,000	7,744,920
Seagate Technology PLC (Ireland)	470,000	12,666,500
Western Digital Corp.*	400,000	16,556,000

		36,967,420

Computers & Peripherals — 1.7%
Dell, Inc.*	920,000	15,272,000
Hewlett-Packard Co.	970,000	23,115,100

		38,387,100

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV (Netherlands)	251,000	10,840,690
Jacobs Engineering Group, Inc.*(a)	339,601	15,068,096

		25,908,786

Consumer Finance — 0.8%
Discover Financial Services	540,000	18,003,600

Containers & Packaging — 0.1%
Sealed Air Corp.	163,240	3,152,164

Diversified Financial Services — 4.2%
JPMorgan Chase & Co.	1,898,745	87,304,295
NASDAQ OMX Group, Inc. (The)*(a)	361,000	9,349,900

		96,654,195

Diversified Manufacturing — 1.8%
Tyco International Ltd. (Switzerland)	722,100	40,567,578

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	587,336	18,342,503
Verizon Communications, Inc.(a)	1,044,438	39,928,865

		58,271,368

Electric Utilities — 1.9%
AES Corp. (The)*	956,000	12,494,920
Ameren Corp.	338,000	11,012,040
Pinnacle West Capital Corp.	60,000	2,874,000
Southern Co.	376,355	16,909,630

		43,290,590

Energy Equipment & Services — 1.1%
Halliburton Co.	396,209	13,150,177
Nabors Industries Ltd. (Bermuda)*	720,000	12,592,800

		25,742,977

Food & Staples Retailing — 1.8%
Kroger Co. (The)	934,496	22,642,838
Safeway, Inc.	720,000	14,551,200
SUPERVALU, Inc.(a)	622,000	3,551,620

		40,745,658

Food Products — 2.1%
Archer-Daniels-Midland Co.	477,446	15,115,940
ConAgra Foods, Inc.	430,000	11,291,800
General Mills, Inc.	81,159	3,201,723
Smithfield Foods, Inc.*	140,000	3,084,200

AST BLACKROCK VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Unilever NV (Netherlands)(a)	479,891	$16,330,691

		49,024,354

Healthcare Equipment & Supplies — 0.5%
Baxter International, Inc.	198,786	11,883,427

Healthcare Products — 1.4%
Medtronic, Inc.	476,540	18,675,603
Zimmer Holdings, Inc.	217,000	13,948,760

		32,624,363

Healthcare Providers & Services — 0.5%
Cardinal Health, Inc.	255,000	10,993,050

Healthcare Services — 5.3%
Aetna, Inc.	598,629	30,027,231
Coventry Health Care, Inc.	344,000	12,236,080
Humana, Inc.	190,000	17,571,200
LifePoint Hospitals, Inc.*	40,000	1,577,600
Torchmark Corp.	250,000	12,462,500
UnitedHealth Group, Inc.	470,000	27,701,800
WellPoint, Inc.	270,000	19,926,000

		121,502,411

Hotels, Restaurants & Leisure — 0.2%
Wyndham Worldwide Corp.	113,000	5,255,630

Household Products — 1.1%
Clorox Co. (The)	50,000	3,437,500
Kimberly-Clark Corp.	124,102	9,169,897
Procter & Gamble Co. (The)	181,030	12,167,026

		24,774,423

Insurance — 8.5%
ACE Ltd. (Switzerland)	171,660	12,565,512
Aflac, Inc.	189,043	8,694,088
American Financial Group, Inc.	239,000	9,220,620
Arch Capital Group Ltd. (Bermuda)*	50,000	1,862,000
Assurant, Inc.	188,000	7,614,000
Chubb Corp. (The)	260,000	17,968,600
Cincinnati Financial Corp.	90,000	3,105,900
Fidelity National Financial, Inc. (Class A Stock)	190,000	3,425,700
Hartford Financial Services Group, Inc. (The)	560,049	11,805,833
HCC Insurance Holdings, Inc.	81,000	2,524,770
Lincoln National Corp.(a)	323,032	8,515,124
MetLife, Inc.	507,331	18,948,813
PartnerRe Ltd. (Bermuda)	53,900	3,659,271
Principal Financial Group, Inc.	460,000	13,574,600
Protective Life Corp.	295,000	8,737,900
Reinsurance Group of America, Inc.	180,000	10,704,600
RenaissanceRe Holdings Ltd. (Bermuda)	40,000	3,029,200
Travelers Cos., Inc. (The)	616,307	36,485,374
Unum Group	530,000	12,974,400

		195,416,305

Internet Services — 0.3%
Expedia, Inc.(a)	170,000	5,684,800

IT Services — 0.2%
International Business Machines Corp.	22,121	4,615,547

Machinery & Equipment — 0.4%
AGCO Corp.*(a)	180,000	8,497,800

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing — 0.1%
Parker Hannifin Corp.	20,000	$1,691,000

Media — 3.6%
CBS Corp. (Class B Stock)	463,000	15,700,330
Comcast Corp. (Special Class A Stock)	406,901	12,007,649
DISH Network Corp. (Class A Stock)	332,000	10,932,760
Time Warner Cable, Inc.	126,000	10,269,000
Time Warner, Inc.(a)	354,304	13,374,976
Viacom, Inc. (Class B Stock)	235,740	11,188,220
Walt Disney Co. (The)	185,730	8,131,259

		81,604,194

Metals & Mining — 1.0%
Alcoa, Inc.(a)	857,672	8,593,873
Freeport-McMoRan Copper & Gold, Inc.	115,556	4,395,750
Nucor Corp.	231,906	9,960,363

		22,949,986

Miscellaneous Manufacturing — 1.9%
General Electric Co.	1,917,421	38,482,640
Textron, Inc.	211,530	5,886,880

		44,369,520

Multi-Utilities — 0.9%
Dominion Resources, Inc.(a)	320,268	16,400,924
NRG Energy, Inc.*	318,000	4,983,060

		21,383,984

Office Equipment — 0.4%
Pitney Bowes, Inc.(a)	490,000	8,614,200

Office Equipment & Supplies — 0.4%
Xerox Corp.	1,060,000	8,564,800

Oil & Gas — 14.6%
Apache Corp.	190,000	19,083,600
Chevron Corp.	567,026	60,807,868
ConocoPhillips	440,000	33,444,400
Denbury Resources, Inc.*(a)	470,000	8,568,100
Devon Energy Corp.	530,700	37,743,384
Ensco PLC (United Kingdom), ADR	154,588	8,182,343
Exxon Mobil Corp.	668,794	58,004,504
Hess Corp.	45,123	2,660,001
Hollyfrontier Corp.	220,000	7,073,000
Marathon Oil Corp.	878,293	27,841,888
Murphy Oil Corp.	180,000	10,128,600
Noble Corp. (Switzerland)*	467,656	17,523,070
Peabody Energy Corp.	331,199	9,591,523
Tesoro Corp.*	410,000	11,004,400
Valero Energy Corp.	620,000	15,977,400
Weatherford International Ltd. (Switzerland)*	423,127	6,384,986

		334,019,067

Paper & Forest Products — 1.1%
Domtar Corp.	124,000	11,827,120
International Paper Co.	410,000	14,391,000

		26,218,120

Pharmaceuticals — 8.1%
Abbott Laboratories(a)	250,000	15,322,500
Eli Lilly & Co.	711,100	28,635,997
Forest Laboratories, Inc.*	322,000	11,170,180
Johnson & Johnson	313,238	20,661,178
Merck & Co., Inc.	771,647	29,631,245

AST BLACKROCK VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	3,518,326	$79,725,267

		185,146,367

Retail — 2.3%
Best Buy Co., Inc.(a)	590,000	13,971,200
CVS Caremark Corp.	63,830	2,859,584
Gap, Inc. (The)	470,000	12,285,800
J.C. Penney Co., Inc.(a)	98,400	3,486,312
Macy’s, Inc.	420,000	16,686,600
Walgreen Co.	65,400	2,190,246

		51,479,742

Semiconductors — 2.4%
Intel Corp.	643,000	18,074,730
LSI Corp.*	2,326,219	20,191,581
Marvell Technology Group Ltd. (Bermuda)*	403,208	6,342,462
Micron Technology, Inc.*	1,358,887	11,006,985

		55,615,758

Software — 2.0%
Microsoft Corp.	1,080,608	34,849,608
Symantec Corp.*	523,000	9,780,100

		44,629,708

Specialty Retail — 0.9%
Foot Locker, Inc.	420,000	13,041,000
GameStop Corp. (Class A Stock)(a)	370,000	8,080,800

		21,121,800

Telecommunications — 3.0%
Cisco Systems, Inc.	2,458,051	51,987,779
Motorola Solutions, Inc.	261,000	13,266,630
Telephone & Data Systems, Inc.	190,225	4,403,709

		69,658,118

TOTAL LONG-TERM INVESTMENTS (cost $2,019,293,991)		2,258,120,603

	Shares	Value
SHORT-TERM INVESTMENT — 7.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $175,866,801; includes $146,925,403 of cash collateral for securities on loan)(b)(w)	175,866,801	$175,866,801

TOTAL INVESTMENTS — 106.3% (cost $2,195,160,792)		2,433,987,404
Liabilities in excess of other assets — (6.3)%		(144,360,617)

NET ASSETS — 100.0%		$2,289,626,787

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
NASDAQ	National Association of Securities Dealers Automated Quotations
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,336,906; cash collateral of $146,925,403 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BLACKROCK VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,258,120,603	$—	$—
Affiliated Money Market Mutual Fund	175,866,801	—	—

Total	$2,433,987,404	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 71.2%

ASSET-BACKED SECURITIES — 8.5%
Ally Auto Receivables Trust, Series 2	Aaa	0.560%	10/15/14	$400	$399,961
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492%(c)	11/15/15	1,050	1,052,210
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	500	501,083
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%	09/15/16	500	499,451
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.312%(c)	12/15/14	1,000	1,000,387
Chase Issuance Trust, Series 2007-A16, Class A16	Aaa	0.774%(c)	06/15/14	700	700,472
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.534%(c)	12/15/18	1,000	993,540
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542%(c)	02/17/15	1,200	1,205,977
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%	10/15/13	210	210,556
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	200	200,106
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%	01/15/16	500	499,927
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302%(c)	11/16/15	1,000	1,000,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	300	300,082

TOTAL ASSET-BACKED SECURITIES (cost $8,048,848)					8,563,752

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.6%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	413	416,713
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa	5.712%(c)	09/11/38	764	783,549
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	600	629,938
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	71	70,728
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%	09/11/42	966	976,542
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	250	259,654
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%(c)	01/15/46	520	575,223
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%	06/10/46	85	85,455
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	151	150,786
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	517	516,886
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	866	876,538
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	04/10/38	300	332,429
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,300	1,464,600

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%(c)	08/10/45	$542	$550,762
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%(c)	12/12/44	385	386,843
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2	Aaa	5.857%(c)	04/15/45	53	53,397
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%(c)	06/15/49	675	678,300
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	376	381,339
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%	08/15/46	200	214,933
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%	03/15/32	9	8,841
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	48	48,230
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	600	681,875
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	422	422,519
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%(c)	01/15/45	1,000	1,111,280
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%(c)	05/15/43	104	103,442
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%	11/15/48	38	38,425
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	5.854%(c)	02/15/51	900	904,155

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,515,692)					12,723,382

CORPORATE BONDS — 17.1%

Aerospace & Defense — 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes(h)	A2	3.500%	02/15/15	400	431,746

Banking — 3.0%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%	09/15/15	180	186,755
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	425	440,200
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	475	491,924
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A1	3.625%	02/07/16	260	259,926
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	3.700%	01/20/15	500	527,225
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	516,499
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(h)	Aaa	4.200%	05/13/14	525	550,632

					2,973,161

Capital Goods — 0.7%
United Technologies Corp., Sr. Unsec’d. Notes(h)	A2	5.375%	12/15/17	455	544,817
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.550%	09/20/16	190	196,161

					740,978

Consumer — 0.4%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%	10/15/12	400	409,658

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric — 0.6%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	$165	$194,004
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	383,797

					577,801

Energy - Integrated — 2.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	84,557
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	539,949
ConocoPhillips, Gtd. Notes(h)	A1	4.750%	02/01/14	965	1,036,143
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	778,418

					2,439,067

Foods — 1.4%
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	A+(d)	4.250%	03/01/15	565	616,548
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	397,795
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	433,924

					1,448,267

Healthcare & Pharmaceutical — 1.5%
Novartis Capital Corp., Gtd. Notes(h)	Aa2	4.125%	02/10/14	500	532,585
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	565,255
Roche Holdings, Inc., Gtd. Notes, 144A(h)	A1	5.000%	03/01/14	383	412,809

					1,510,649

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	110	119,626

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	190	194,030

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	218,754

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes(h)	Aa2	5.900%	05/13/14	475	522,088

Pipelines & Other — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	4.600%	08/01/12	700	709,285

Retailers — 2.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	548,918
TJX Cos., Inc., Sr. Unsec’d. Notes(h)	A3	4.200%	08/15/15	725	791,316
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	3.000%	02/01/14	800	836,156

					2,176,390

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	318,639

Telecommunications — 2.5%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	5.100%	09/15/14	1,000	1,100,711
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	589,400

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%		02/16/16	$280	$278,700
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%		01/15/15	500	515,582

						2,484,393

TOTAL CORPORATE BONDS (cost $16,360,448)						17,274,532

MUNICIPAL BOND — 0.3%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	A1	5.450%		04/01/15	250	278,265

NON-CORPORATE FOREIGN AGENCIES — 1.7%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,465	1,431,917
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%		04/15/14	300	319,371

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,759,939)						1,751,288

SOVEREIGN — 0.3%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $264,833)	Aaa	0.875%		02/14/17	265	261,787

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.0%
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	5	5,008
Federal Home Loan Mortgage Corp.		1.250%		05/12/17	290	289,608
Federal National Mortgage Association		2.375%		04/11/16	1,555	1,642,268
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%	(s)	02/15/16	630	601,777
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.190%	(s)	02/15/16	585	558,793
PNC Funding Corp., FDIC Gtd. Notes		0.780%	(c)	04/01/12	14,000	14,000,040

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,070,244)						17,097,494

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 6.4%
Government National Mortgage Association (cost $6,188,434)		4.000%		08/20/40-04/20/41	5,991	6,443,783

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds(h)		4.375%		05/15/41	430	516,941
U.S. Treasury Bonds		6.250%		08/15/23	1,665	2,306,025
U.S. Treasury Notes		1.500%		03/31/19	755	749,279
U.S. Treasury Notes(k)		1.750%		04/15/13	250	253,906
U.S. Treasury Notes		2.000%		02/15/22	350	343,273
U.S. Treasury Notes(h)		2.375%		02/28/15	2,350	2,474,844
U.S. Treasury Notes		3.125%		10/31/16	505	553,961
U.S. Treasury Notes		3.125%		11/15/41	15	14,388
U.S. Treasury Strips Coupon		2.940%	(n)	02/15/25	230	157,650

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,307,832)						7,370,267

TOTAL LONG-TERM INVESTMENTS (cost $68,767,815)						71,764,550

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 19.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $19,270,262)(w)	19,270,262	$19,270,262

TOTAL INVESTMENTS — 90.3% (cost $88,038,077)		91,034,812
Other assets in excess of liabilities(x) — 9.7%		9,728,016

NET ASSETS — 100.0%		$100,762,828

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FDIC	Federal Deposit Insurance Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)

Long Positions:
10	5 Year U.S. Treasury Notes	Jun. 2012	$ 1,220,210	$ 1,225,391	$ 5,181
52	10 Year U.S. Treasury Notes	Jun. 2012	6,722,883	6,733,188	10,305
45	90 Day Eurodollar	Jun. 2012	11,198,945	11,197,125	(1,820)
					13,666
Short Position:
4	2 Year U.S. Treasury Notes	Jun. 2012	880,428	880,562	(134)
					$13,532

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements:
$ 15,000	09/06/13	0.510%	3 month LIBOR(2)	$4,824	$—	$ 4,824	UBS AG
7,600	09/06/14	0.632%	3 month LIBOR(2)	3,196	—	3,196	UBS AG
800	09/12/14	0.656%	3 month LIBOR(2)	(155)	—	(155)	Barclays Bank PLC
1,000	09/19/14	0.669%	3 month LIBOR(2)	(452)	—	(452)	JPMorgan Chase Bank
3,000	10/03/14	0.720%	3 month LIBOR(1)	11,132	—	11,132	UBS AG
1,285	10/05/14	0.730%	3 month LIBOR(1)	5,063	—	5,063	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$1,050	10/06/14	0.739%	3 month LIBOR(1)	$4,371	$ —	$ 4,371	JPMorgan Chase Bank
1,195	10/26/14	0.835%	3 month LIBOR(2)	(7,906)	—	(7,906)	Barclays Bank PLC
785	10/28/14	0.816%	3 month LIBOR(2)	(4,735)	—	(4,735)	Barclays Bank PLC
1,400	11/01/14	0.784%	3 month LIBOR(2)	(6,976)	—	(6,976)	Morgan Stanley Capital Services
1,600	12/05/14	0.798%	3 month LIBOR(2)	(7,723)	—	(7,723)	Barclays Bank PLC
2,820	03/19/15	0.844%	3 month LIBOR(2)	(7,905)	—	(7,905)	Barclays Bank PLC
10,250	04/02/15	0.743%	3 month LIBOR(2)	4,804	—	4,804	Citibank N.A.
520	09/28/15	0.918%	3 month LIBOR(2)	(791)	—	(791)	Barclays Bank PLC
116,500	12/31/15	2.053%	3 month LIBOR(1)	8,474,675	—	8,474,675	Morgan Stanley Capital Services
24,615	12/31/15	1.707%	3 month LIBOR(2)	(986,055)	—	(986,055)	Morgan Stanley Capital Services
11,400	12/31/15	4.609%	3 month LIBOR(1)	3,697,919	—	3,697,919	JPMorgan Chase Bank
8,965	12/31/15	3.957%	3 month LIBOR(1)	2,299,485	—	2,299,485	JPMorgan Chase Bank
8,001	12/31/15	4.212%	3 month LIBOR(1)	2,215,517	—	2,215,517	JPMorgan Chase Bank
7,000	12/31/15	3.585%	3 month LIBOR(2)	(1,462,736)	—	(1,462,736)	Morgan Stanley Capital Services
6,936	12/31/15	4.493%	3 month LIBOR(1)	2,168,273	—	2,168,273	JPMorgan Chase Bank
6,000	12/31/15	2.821%	3 month LIBOR(2)	(923,912)	—	(923,912)	Morgan Stanley Capital Services
5,000	12/31/15	3.024%	3 month LIBOR(2)	(787,307)	—	(787,307)	Morgan Stanley Capital Services
4,500	12/31/15	2.990%	3 month LIBOR(2)	(740,812)	—	(740,812)	Morgan Stanley Capital Services
3,650	12/31/15	3.304%	3 month LIBOR(2)	(658,870)	—	(658,870)	Morgan Stanley Capital Services
2,300	12/31/15	1.922%	3 month LIBOR(2)	(148,682)	—	(148,682)	Citibank N.A.
2,250	12/31/15	1.288%	3 month LIBOR(1)	42,270	—	42,270	JPMorgan Chase Bank
2,000	12/31/15	3.442%	3 month LIBOR(2)	(384,243)	—	(384,243)	Morgan Stanley Capital Services
2,000	12/31/15	3.414%	3 month LIBOR(2)	(376,003)	—	(376,003)	Morgan Stanley Capital Services
2,000	12/31/15	3.401%	3 month LIBOR(2)	(378,395)	—	(378,395)	Morgan Stanley Capital Services
2,000	12/31/15	3.245%	3 month LIBOR(2)	(351,724)	—	(351,724)	Morgan Stanley Capital Services
2,000	12/31/15	3.055%	3 month LIBOR(2)	(338,891)	—	(338,891)	Morgan Stanley Capital Services
2,000	12/31/15	3.017%	3 month LIBOR(2)	(333,099)	—	(333,099)	Morgan Stanley Capital Services
1,500	12/31/15	3.326%	3 month LIBOR(2)	(279,146)	—	(279,146)	Morgan Stanley Capital Services
1,000	12/31/15	3.555%	3 month LIBOR(2)	(204,965)	—	(204,965)	Morgan Stanley Capital Services
670	08/04/16	1.528%	3 month LIBOR(2)	(13,283)	—	(13,283)	Citibank N.A.
2,600	08/09/16	1.460%	3 month LIBOR(2)	(43,359)	—	(43,359)	Barclays Bank PLC
1,950	08/09/16	1.425%	3 month LIBOR(1)	29,283	—	29,283	Bank of America N.A.
4,400	08/10/16	1.413%	3 month LIBOR(1)	63,519	—	63,519	Barclays Bank PLC
7,800	08/11/16	1.465%	3 month LIBOR(1)	131,242	—	131,242	UBS AG
710	08/18/16	1.230%	3 month LIBOR(2)	(4,280)	—	(4,280)	Citibank N.A.
750	08/22/16	1.168%	3 month LIBOR(2)	(2,289)	—	(2,289)	Morgan Stanley Capital Services
1,250	08/23/16	1.185%	3 month LIBOR(1)	4,711	—	4,711	Barclays Bank PLC
1,260	08/26/16	1.299%	3 month LIBOR(1)	10,928	—	10,928	Morgan Stanley Capital Services
1,840	08/31/16	1.251%	3 month LIBOR(2)	(11,847)	—	(11,847)	Barclays Bank PLC
360	08/31/16	1.303%	3 month LIBOR(2)	(3,134)	—	(3,134)	Barclays Bank PLC
1,750	09/02/16	1.263%	3 month LIBOR(2)	(11,865)	—	(11,865)	Barclays Bank PLC
1,250	09/06/16	1.243%	3 month LIBOR(2)	(7,139)	—	(7,139)	Barclays Bank PLC
3,170	09/27/16	1.111%	3 month LIBOR(1)	(3,074)	—	(3,074)	Morgan Stanley Capital Services
1,465	09/28/16	1.238%	3 month LIBOR(2)	(6,735)	—	(6,735)	Barclays Bank PLC
1,300	09/28/16	1.183%	3 month LIBOR(2)	(2,774)	—	(2,774)	Barclays Bank PLC
1,025	09/29/16	1.255%	3 month LIBOR(2)	(5,428)	—	(5,428)	Barclays Bank PLC
3,130	10/03/16	1.273%	3 month LIBOR(1)	33,652	—	33,652	UBS AG
1,310	10/05/16	1.239%	3 month LIBOR(1)	11,774	—	11,774	Morgan Stanley Capital Services
1,100	10/06/16	1.194%	3 month LIBOR(1)	7,377	—	7,377	JPMorgan Chase Bank
1,600	10/11/16	1.430%	3 month LIBOR(2)	(28,859)	—	(28,859)	Citibank N.A.
500	10/17/16	1.443%	3 month LIBOR(2)	(9,340)	—	(9,340)	Barclays Bank PLC
1,235	10/21/16	1.396%	3 month LIBOR(2)	(19,924)	—	(19,924)	Barclays Bank PLC
1,455	10/27/16	1.439%	3 month LIBOR(2)	(25,623)	—	(25,623)	Barclays Bank PLC
1,090	11/01/16	1.431%	3 month LIBOR(2)	(18,484)	—	(18,484)	Barclays Bank PLC
1,275	11/02/16	1.336%	3 month LIBOR(2)	(15,622)	—	(15,622)	Barclays Bank PLC
750	11/08/16	1.230%	3 month LIBOR(2)	(5,167)	—	(5,167)	Citibank N.A.
2,760	11/22/16	1.334%	3 month LIBOR(1)	30,824	—	30,824	Morgan Stanley Capital Services
1,280	11/25/16	1.350%	3 month LIBOR(1)	15,121	—	15,121	Barclays Bank PLC
790	11/30/16	1.398%	3 month LIBOR(1)	10,959	—	10,959	Barclays Bank PLC

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$1,210	12/05/16	1.338%	3 month LIBOR(2)	$ (12,958)	$ —	$ (12,958)	Barclays Bank PLC
2,160	12/06/16	1.388%	3 month LIBOR(2)	(28,317)	—	(28,317)	Barclays Bank PLC
2,220	12/08/16	1.345%	3 month LIBOR(2)	(24,282)	—	(24,282)	Barclays Bank PLC
775	01/03/17	1.311%	3 month LIBOR(2)	(5,094)	—	(5,094)	Citibank N.A.
590	01/09/17	1.237%	3 month LIBOR(2)	(1,519)	—	(1,519)	Barclays Bank PLC
865	01/12/17	1.201%	3 month LIBOR(2)	(570)	—	(570)	JPMorgan Chase Bank
1,450	01/24/17	1.176%	3 month LIBOR(2)	1,826	—	1,826	Bank of Nova Scotia
1,210	01/26/17	1.215%	3 month LIBOR(1)	646	—	646	Bank of Nova Scotia
865	01/26/17	1.227%	3 month LIBOR(1)	989	—	989	JPMorgan Chase Bank
2,185	01/27/17	1.138%	3 month LIBOR(2)	7,226	—	7,226	Bank of Nova Scotia
3,085	01/31/17	1.055%	3 month LIBOR(1)	(23,370)	—	(23,370)	Bank of Nova Scotia
1,450	02/02/17	1.020%	3 month LIBOR(1)	(13,663)	—	(13,663)	Bank of Nova Scotia
1,080	02/06/17	0.965%	3 month LIBOR(2)	13,285	—	13,285	Bank of Nova Scotia
1,600	02/08/17	1.037%	3 month LIBOR(2)	14,215	—	14,215	Bank of Nova Scotia
1,180	02/13/17	1.128%	3 month LIBOR(2)	5,524	—	5,524	Bank of Nova Scotia
730	03/02/17	1.085%	3 month LIBOR(2)	5,546	—	5,546	Barclays Bank PLC
950	03/06/17	1.123%	3 month LIBOR(2)	5,677	—	5,677	Barclays Bank PLC
700	03/29/17	1.293%	3 month LIBOR(2)	(858)	—	(858)	Barclays Bank PLC
800	05/15/18	2.318%	3 month LIBOR(1)	42,019	—	42,019	JPMorgan Chase Bank
8,100	08/17/18	1.838%	3 month LIBOR(1)	114,972	—	114,972	Barclays Bank PLC
920	08/30/18	1.850%	3 month LIBOR(1)	12,988	—	12,988	Morgan Stanley Capital Services
7,300	09/06/18	1.704%	3 month LIBOR(2)	(32,509)	—	(32,509)	UBS AG
720	09/15/18	1.671%	3 month LIBOR(1)	1,262	—	1,262	Barclays Bank PLC
950	10/11/18	1.770%	3 month LIBOR(1)	12,839	—	12,839	JPMorgan Chase Bank
1,210	10/19/18	1.915%	3 month LIBOR(2)	(27,453)	—	(27,453)	Barclays Bank PLC
1,820	11/15/18	1.531%	3 month LIBOR(2)	18,165	—	18,165	Citibank N.A.
1,800	11/15/18	1.712%	3 month LIBOR(2)	(2,722)	—	(2,722)	Citibank N.A.
1,800	11/15/18	1.700%	3 month LIBOR(2)	(1,377)	—	(1,377)	Morgan Stanley Capital Services
400	12/14/18	1.709%	3 month LIBOR(2)	(1,911)	—	(1,911)	Barclays Bank PLC
500	12/19/18	1.668%	3 month LIBOR(1)	840	—	840	Barclays Bank PLC
1,440	12/22/18	1.693%	3 month LIBOR(1)	4,430	—	4,430	Barclays Bank PLC
360	01/17/19	1.603%	3 month LIBOR(2)	2,267	—	2,267	Barclays Bank PLC
510	02/21/19	1.573%	3 month LIBOR(2)	5,542	—	5,542	Citibank N.A.
255	02/23/19	1.633%	3 month LIBOR(2)	1,808	—	1,808	Barclays Bank PLC
350	03/13/19	1.616%	3 month LIBOR(2)	3,231	—	3,231	Barclays Bank PLC
3,875	09/10/20	2.620%	3 month LIBOR(2)	(181,064)	—	(181,064)	Barclays Bank PLC
2,735	09/17/20	2.708%	3 month LIBOR(2)	(145,693)	—	(145,693)	Morgan Stanley Capital Services
1,465	10/01/20	2.523%	3 month LIBOR(2)	(71,009)	—	(71,009)	UBS AG
2,200	10/18/20	2.596%	3 month LIBOR(2)	(165,577)	—	(165,577)	Citibank N.A.
1,300	06/08/21	4.640%	3 month LIBOR(1)	82,862	—	82,862	Morgan Stanley Capital Services
1,150	07/20/21	3.035%	3 month LIBOR(1)	90,299	—	90,299	Citibank N.A.
600	07/27/21	3.094%	3 month LIBOR(2)	(49,991)	—	(49,991)	Bank of America N.A.
630	07/28/21	3.088%	3 month LIBOR(2)	(52,072)	—	(52,072)	Bank of America N.A.
250	08/04/21	2.803%	3 month LIBOR(2)	(14,157)	—	(14,157)	Barclays Bank PLC
675	08/15/21	2.380%	3 month LIBOR(2)	(12,525)	—	(12,525)	Barclays Bank PLC
400	08/19/21	2.350%	3 month LIBOR(2)	(6,269)	—	(6,269)	Barclays Bank PLC
400	08/22/21	2.204%	3 month LIBOR(1)	991	—	991	UBS AG
660	08/24/21	2.255%	3 month LIBOR(1)	4,516	—	4,516	Citibank N.A.
660	08/24/21	2.250%	3 month LIBOR(1)	4,226	—	4,226	Citibank N.A.
1,465	08/25/21	2.222%	3 month LIBOR(2)	(5,630)	—	(5,630)	Bank of America N.A.
685	09/06/21	2.431%	3 month LIBOR(1)	14,664	—	14,664	Morgan Stanley Capital Services
575	09/06/21	2.223%	3 month LIBOR(1)	1,755	—	1,755	UBS AG
400	09/06/21	2.248%	3 month LIBOR(1)	2,100	—	2,100	Barclays Bank PLC
800	09/09/21	2.205%	3 month LIBOR(2)	(1,048)	—	(1,048)	Barclays Bank PLC
7,200	09/12/21	2.205%	3 month LIBOR(1)	7,220	—	7,220	Barclays Bank PLC
390	09/13/21	2.171%	3 month LIBOR(2)	768	—	768	Bank of America N.A.
545	09/14/21	2.160%	3 month LIBOR(1)	(1,651)	—	(1,651)	Barclays Bank PLC
405	09/16/21	2.213%	3 month LIBOR(1)	590	—	590	Barclays Bank PLC
1,035	09/21/21	2.170%	3 month LIBOR(2)	2,755	—	2,755	Barclays Bank PLC

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 915	09/22/21	2.158%	3 month LIBOR(1)	$ (3,507)	$ —	$ (3,507)	Barclays Bank PLC
405	10/03/21	2.160%	3 month LIBOR(1)	1,942	—	1,942	Morgan Stanley Capital Services
680	10/06/21	2.038%	3 month LIBOR(2)	4,635	—	4,635	Citibank N.A.
690	10/11/21	2.285%	3 month LIBOR(2)	(10,853)	—	(10,853)	Barclays Bank PLC
690	10/11/21	2.265%	3 month LIBOR(2)	(9,574)	—	(9,574)	Citibank N.A.
690	10/11/21	2.118%	3 month LIBOR(1)	137	—	137	Citibank N.A.
630	11/23/21	2.148%	3 month LIBOR(2)	305	—	305	Citibank N.A.
670	12/06/21	2.238%	3 month LIBOR(2)	(4,554)	—	(4,554)	Barclays Bank PLC
670	12/23/21	2.090%	3 month LIBOR(2)	5,404	—	5,404	Barclays Bank PLC
525	12/28/21	2.118%	3 month LIBOR(2)	3,106	—	3,106	Barclays Bank PLC
655	01/13/22	2.050%	3 month LIBOR(2)	9,791	—	9,791	Bank of Nova Scotia
525	01/13/22	2.068%	3 month LIBOR(1)	(7,001)	—	(7,001)	Citibank N.A.
660	01/20/22	1.999%	3 month LIBOR(2)	13,379	—	13,379	Bank of Nova Scotia
645	01/24/22	2.148%	3 month LIBOR(1)	(4,440)	—	(4,440)	Bank of Nova Scotia
510	01/24/22	2.113%	3 month LIBOR(2)	5,155	—	5,155	Bank of Nova Scotia
385	01/24/22	2.118%	3 month LIBOR(2)	3,714	—	3,714	Bank of Nova Scotia
660	01/25/22	2.171%	3 month LIBOR(1)	(3,170)	—	(3,170)	Bank of Nova Scotia
335	01/27/22	2.071%	3 month LIBOR(2)	4,738	—	4,738	Citibank N.A.
305	01/30/22	2.082%	3 month LIBOR(2)	4,128	—	4,128	Citibank N.A.
630	02/07/22	2.056%	3 month LIBOR(2)	10,364	—	10,364	Citibank N.A.
700	02/10/22	2.097%	3 month LIBOR(2)	9,039	—	9,039	Morgan Stanley Capital Services
625	02/13/22	2.120%	3 month LIBOR(1)	(6,932)	—	(6,932)	Bank of Nova Scotia
490	02/17/22	2.018%	3 month LIBOR(2)	10,180	—	10,180	Bank of Nova Scotia
365	02/21/22	2.105%	3 month LIBOR(2)	4,763	—	4,763	JPMorgan Chase Bank
245	02/21/22	2.100%	3 month LIBOR(2)	3,310	—	3,310	JPMorgan Chase Bank
370	02/23/22	2.117%	3 month LIBOR(2)	4,486	—	4,486	JPMorgan Chase Bank
765	08/17/26	2.965%	3 month LIBOR(2)	(28,518)	—	(28,518)	Citibank N.A.
300	08/24/41	3.074%	3 month LIBOR(2)	(3,364)	—	(3,364)	Citibank N.A.
300	08/24/41	3.065%	3 month LIBOR(2)	(2,836)	—	(2,836)	Citibank N.A.
300	09/06/41	3.110%	3 month LIBOR(2)	(5,333)	—	(5,333)	UBS AG
300	09/06/41	3.028%	3 month LIBOR(2)	(357)	—	(357)	UBS AG
290	09/08/41	2.954%	3 month LIBOR(1)	(3,991)	—	(3,991)	Barclays Bank PLC
230	09/09/41	3.019%	3 month LIBOR(1)	(149)	—	(149)	Barclays Bank PLC
700	09/12/41	3.053%	3 month LIBOR(2)	(4,061)	—	(4,061)	Citibank N.A.
300	10/11/41	2.719%	3 month LIBOR(2)	15,287	—	15,287	JPMorgan Chase Bank
300	10/17/41	2.905%	3 month LIBOR(1)	(3,950)	—	(3,950)	Barclays Bank PLC
290	12/12/41	2.685%	3 month LIBOR(1)	(17,958)	—	(17,958)	Citibank N.A.
285	12/20/41	2.614%	3 month LIBOR(2)	21,929	—	21,929	Citibank N.A.
170	12/20/41	2.615%	3 month LIBOR(1)	(13,037)	—	(13,037)	Barclays Bank PLC
175	01/10/42	2.718%	3 month LIBOR(1)	(10,254)	—	(10,254)	Barclays Bank PLC
275	02/09/42	2.840%	3 month LIBOR(1)	(9,832)	—	(9,832)	Barclays Bank PLC
				$10,238,085	$ —	$10,238,085

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

AST BOND PORTFOLIO 2015 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$8,563,752	$—
Commercial Mortgage-Backed Securities	—	12,723,382	—
Corporate Bonds	—	17,274,532	—
Municipal Bond	—	278,265	—
Non-Corporate Foreign Agencies	—	1,751,288	—
Sovereign	—	261,787	—
U.S. Government Agency Obligations	—	17,097,494	—
U.S. Government Mortgage-Backed Securities	—	6,443,783	—
U.S. Treasury Obligations	—	7,370,267	—
Affiliated Money Market Mutual Fund	19,270,262	—	—
Other Financial Instruments*
Futures Contracts	13,532	—	—
Interest Rate Swaps	—	10,238,085	—

Total	$19,283,794	$82,002,635	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 75.4%

ASSET-BACKED SECURITIES — 8.5%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$300	$300,439
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492%	(c)	11/15/15	700	701,473
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	500	501,083
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.302%	(c)	04/15/16	90	90,027
Bank of America Auto Trust, Series 2009-3A, Class A3, 144A	Aaa	1.670%		12/15/13	15	14,897
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.492%	(c)	01/15/16	700	702,116
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	400	400,181
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.442%	(c)	05/15/15	60	60,817
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	370	442,351
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	200	202,500
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	500	498,762
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	400	400,460
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	28	28,074
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	200	200,106
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3	Aaa	2.620%		03/15/14	8	8,140
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	500	500,430
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302%	(c)	11/16/15	650	650,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	200	200,055

TOTAL ASSET-BACKED SECURITIES (cost $5,864,055)						5,901,911

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	250	259,654
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%	(c)	01/15/46	450	497,790
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	388	387,665
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	300	332,429
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,000	1,126,615
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%		10/15/42	300	327,185
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%	(c)	06/15/49	506	508,725
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	200	214,933
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3	Aaa	4.647%		07/15/30	121	121,413

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.220%	(c)	11/12/37	$200	$223,137
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	400	454,583
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%		07/12/44	500	566,650
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%		10/12/52	500	553,287

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,363,357)						5,574,066

CORPORATE BONDS — 10.7%

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	100	130,729
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%		04/01/15	140	145,007
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	100	105,222
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.500%		01/14/22	95	95,372
Citigroup, Inc., Sub. Notes	Baa1	5.000%		09/15/14	175	181,235
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	100	98,992
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%		03/15/20	125	127,072
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21	100	102,173
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20	125	129,677
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%		10/15/15	175	180,775
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%		05/15/14	215	230,065
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%		12/11/17	150	173,817

						1,700,136

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	6.500%		01/15/15	100	114,106

Capital Goods — 0.6%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(f)	Baa1	2.750%		07/01/13(g)	90	91,090
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%		10/15/21	35	35,613
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%		07/12/21	100	107,924
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.550%		09/20/16	150	154,864

						389,491

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%		05/15/14	175	198,155
EI du Pont de Nemours & Co, Sr. Unsec’d. Notes	A2	4.250%		04/01/21	100	112,573

						310,728

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%		06/01/21	60	63,707
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%		03/15/16	100	106,293

						170,000

Energy - Integrated — 0.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%		10/01/15	85	89,842

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	$65	$68,870
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	200	215,980
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,266
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	155,723

					639,681

Energy - Other — 0.2%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	115,474

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	90	97,522
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	125	132,203

					229,725

Healthcare & Pharmaceutical — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	210,596
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	105,926
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.250%	08/15/16	235	243,203

					559,725

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	50	53,571
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	60	67,300

					120,871

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	90	97,876
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	58,186
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	142,595

					298,657

Media & Entertainment — 0.5%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	100	107,494
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	130	132,757
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	100	107,114

					347,365

Metals — 0.3%
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	150	152,770
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,488

					179,258

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	192,348
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.625%	01/07/21	25	26,680
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.650%	10/17/21	75	79,824
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	100	108,303

					407,155

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines & Other — 0.5%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.200%		09/01/20	$125	$139,606
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%		09/01/22	125	123,758
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%		11/15/20	75	77,063

						340,427

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%		06/15/19	75	89,689

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%		05/18/15	200	211,981
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%		12/15/17	150	178,619

						390,600

Telecommunications — 1.2%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%		09/08/16	200	202,465
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	2.500%		08/15/15	305	317,457
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%		08/15/21	100	105,770
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%		09/30/14	100	103,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	100	110,963

						839,655

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%		11/10/13	200	223,480

TOTAL CORPORATE BONDS (cost $7,297,624)						7,466,223

NON-CORPORATE FOREIGN AGENCY — 1.6%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes (cost $1,156,926)	Aaa	2.375%		08/25/21	1,160	1,133,805

SOVEREIGN — 0.3%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $199,874)	Aaa	0.875%		02/14/17	200	197,575

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.6%
Federal Home Loan Banks		1.375%		05/28/14	3,300	3,370,326
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	6,500	6,510,634
Federal Home Loan Mortgage Corp.		1.250%		05/12/17	600	599,189
Federal National Mortgage Association		2.375%		04/11/16	1,230	1,299,029
Federal National Mortgage Association		5.375%		06/12/17	515	620,114
Financing Corp. FICO Strips Coupon, Series D-P		2.390%	(n)	09/26/19	1,850	1,550,244
Financing Corp. FICO Strips Principal, Series 15P		2.360%	(s)	03/07/19	2,250	1,929,776
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%	(s)	02/15/16	513	490,018
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.190%	(s)	02/15/16	477	455,631
Israel Government AID Bond (Israel), Series 11-Z, Gtd. Notes		2.200%	(s)	05/15/19	1,565	1,339,962
Resolution Funding Corp. Interest Strip, Bonds		1.280%	(s)	07/15/16	1,150	1,090,240

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Resolution Funding Corp. Interest Strip, Bonds	1.790	%(s)	04/15/18	$2,365	$2,130,778

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,938,248)					21,385,941

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 7.4%
Government National Mortgage Association (cost $5,037,261)	4.000%		06/20/39-08/20/40	4,817	5,175,517

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bonds(h)	6.250%		08/15/23	920	1,274,200
U.S. Treasury Bonds	8.500%		02/15/20	710	1,064,002
U.S. Treasury Notes	0.250%		02/28/14	485	484,280
U.S. Treasury Notes	0.875%		02/28/17	390	387,258
U.S. Treasury Notes	1.500%		03/31/19	535	530,946
U.S. Treasury Notes(k)	1.750%		04/15/13	250	253,906
U.S. Treasury Notes	2.000%		02/15/22	250	245,195
U.S. Treasury Notes	2.375%		02/28/15	495	521,297
U.S. Treasury Notes	3.125%		04/30/17	840	925,050
U.S. Treasury Strips Coupon	2.940	%(n)	02/15/25	165	113,097

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,815,691)					5,799,231

TOTAL LONG-TERM INVESTMENTS (cost $50,673,036)					52,634,269

				Shares
SHORT-TERM INVESTMENT — 21.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,717,200)(w)				14,717,200	14,717,200

TOTAL INVESTMENTS — 96.5% (cost $65,390,236)					67,351,469
Other assets in excess of liabilities(x) — 3.5%					2,470,110

NET ASSETS — 100.0%					$69,821,579

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $91,090 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
29	90 Day Eurodollar	Jun. 2012	$ 7,217,098	$ 7,215,925	$ (1,173)
23	5 Year U.S. Treasury Notes	Jun. 2012	2,803,075	2,818,398	15,323
43	10 Year U.S. Treasury Notes	Jun. 2012	5,564,612	5,567,828	3,216
1	U.S. Ultra Bond	Jun. 2012	155,815	150,969	(4,846)
					12,520
Short Positions:
20	2 Year U.S. Treasury Notes	Jun. 2012	4,401,674	4,402,813	(1,139)
5	U.S. Long Bond	Jun. 2012	712,528	688,750	23,778
					22,639
					$ 35,159

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$830	09/01/13	0.502%	3 month LIBOR(2)	$ 364	$ —	$ 364	Barclays Bank PLC
6,200	08/17/14	0.605%	3 month LIBOR(2)	4,918	—	4,918	Barclays Bank PLC
3,790	08/27/14	0.630%	3 month LIBOR(2)	1,135	—	1,135	Barclays Bank PLC
3,790	08/28/14	0.630%	3 month LIBOR(2)	1,187	—	1,187	Barclays Bank PLC
3,100	09/01/14	0.659%	3 month LIBOR(2)	(1,029)	—	(1,029)	Citibank N.A.
600	09/12/14	0.656%	3 month LIBOR(2)	(116)	—	(116)	Barclays Bank PLC
800	09/19/14	0.669%	3 month LIBOR(2)	(362)	—	(362)	JPMorgan Chase Bank
930	09/27/14	0.650%	3 month LIBOR(2)	109	—	109	Citibank N.A.
3,440	10/17/14	0.865%	3 month LIBOR(2)	(26,565)	—	(26,565)	Barclays Bank PLC
1,510	10/18/14	0.880%	3 month LIBOR(2)	(12,254)	—	(12,254)	Barclays Bank PLC
2,910	10/26/14	0.835%	3 month LIBOR(2)	(19,252)	—	(19,252)	Barclays Bank PLC
1,000	10/28/14	0.816%	3 month LIBOR(2)	(6,032)	—	(6,032)	Barclays Bank PLC
705	10/28/14	0.809%	3 month LIBOR(2)	(4,108)	—	(4,108)	Barclays Bank PLC
1,200	11/01/14	0.784%	3 month LIBOR(2)	(5,979)	—	(5,979)	Morgan Stanley Capital Services
2,450	03/19/15	0.844%	3 month LIBOR(2)	(6,868)	—	(6,868)	Barclays Bank PLC
450	09/28/15	0.918%	3 month LIBOR(2)	(684)	—	(684)	Barclays Bank PLC
220	08/02/16	1.735%	3 month LIBOR(1)	6,381	—	6,381	Barclays Bank PLC
460	08/03/16	1.618%	3 month LIBOR(1)	10,939	—	10,939	Barclays Bank PLC
730	08/04/16	1.525%	3 month LIBOR(1)	14,354	—	14,354	Barclays Bank PLC
240	08/04/16	1.528%	3 month LIBOR(2)	(4,758)	—	(4,758)	Citibank N.A.
14,350	08/09/16	1.425%	3 month LIBOR(1)	215,496	—	215,496	Bank of America N.A.
1,000	08/10/16	1.412%	3 month LIBOR(1)	14,436	—	14,436	Barclays Bank PLC
1,900	08/11/16	1.460%	3 month LIBOR(2)	(31,396)	—	(31,396)	HSBC Bank USA N.A.
4,750	08/17/16	1.252%	3 month LIBOR(2)	(33,544)	—	(33,544)	Barclays Bank PLC
2,900	08/17/16	1.250%	3 month LIBOR(2)	(20,159)	—	(20,159)	Barclays Bank PLC
1,500	08/18/16	1.230%	3 month LIBOR(2)	(9,043)	—	(9,043)	Citibank N.A.
590	08/22/16	1.168%	3 month LIBOR(2)	(1,801)	—	(1,801)	Morgan Stanley Capital Services
1,040	08/26/16	1.299%	3 month LIBOR(1)	9,020	—	9,020	Morgan Stanley Capital Services
2,160	08/31/16	1.251%	3 month LIBOR(2)	(13,907)	—	(13,907)	Barclays Bank PLC
460	08/31/16	1.303%	3 month LIBOR(2)	(4,005)	—	(4,005)	Barclays Bank PLC
2,850	09/02/16	1.262%	3 month LIBOR(2)	(19,323)	—	(19,323)	Barclays Bank PLC
1,000	09/06/16	1.242%	3 month LIBOR(2)	(5,711)	—	(5,711)	Barclays Bank PLC
13,930	09/27/16	1.111%	3 month LIBOR(1)	(13,508)	—	(13,508)	Morgan Stanley Capital Services
1,160	09/28/16	1.238%	3 month LIBOR(2)	(5,333)	—	(5,333)	Barclays Bank PLC
225	09/29/16	1.255%	3 month LIBOR(2)	(1,191)	—	(1,191)	Barclays Bank PLC
2,145	10/03/16	1.273%	3 month LIBOR(1)	23,062	—	23,062	UBS AG

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$5,755	10/05/16	1.239%	3 month LIBOR(1)	$ 51,725	$ —	$ 51,725	Morgan Stanley Capital Services
7,520	10/06/16	1.194%	3 month LIBOR(1)	50,430	—	50,430	JPMorgan Chase Bank
1,550	10/11/16	1.430%	3 month LIBOR(2)	(27,957)	—	(27,957)	Citibank N.A.
1,985	10/27/16	1.439%	3 month LIBOR(2)	(34,962)	—	(34,962)	Barclays Bank PLC
5,700	11/01/16	1.431%	3 month LIBOR(2)	(96,661)	—	(96,661)	Barclays Bank PLC
3,160	11/02/16	1.336%	3 month LIBOR(2)	(38,718)	—	(38,718)	Barclays Bank PLC
5,700	11/22/16	1.334%	3 month LIBOR(1)	63,659	—	63,659	Morgan Stanley Capital Services
4,410	11/29/16	1.351%	3 month LIBOR(1)	51,487	—	51,487	Citibank N.A.
700	12/29/16	1.351%	3 month LIBOR(1)	7,227	—	7,227	Barclays Bank PLC
460	12/30/16	1.328%	3 month LIBOR(1)	4,192	—	4,192	Citibank N.A.
22,900	12/31/16	1.257%	3 month LIBOR(1)	94,791	—	94,791	Barclays Bank PLC
18,120	12/31/16	2.736%	3 month LIBOR(1)	2,220,979	—	2,220,979	Bank of America N.A.
8,100	12/31/16	1.652%	3 month LIBOR(1)	236,211	—	236,211	JPMorgan Chase Bank
4,500	12/31/16	0.000%	3 month LIBOR(1)	470,127	—	470,127	JPMorgan Chase Bank
1,400	12/31/16	2.686%	3 month LIBOR(2)	(207,459)	—	(207,459)	Morgan Stanley Capital Services
550	12/31/16	3.228%	3 month LIBOR(1)	99,526	—	99,526	Morgan Stanley Capital Services
745	01/03/17	1.311%	3 month LIBOR(2)	(4,897)	—	(4,897)	Citibank N.A.
535	01/09/17	1.237%	3 month LIBOR(2)	(1,377)	—	(1,377)	Barclays Bank PLC
775	01/12/17	1.201%	3 month LIBOR(2)	(510)	—	(510)	JPMorgan Chase Bank
2,240	01/20/17	1.120%	3 month LIBOR(2)	8,413	—	8,413	Bank of Nova Scotia
2,200	01/24/17	1.176%	3 month LIBOR(2)	2,770	—	2,770	Bank of Nova Scotia
1,010	01/26/17	1.215%	3 month LIBOR(1)	540	—	540	Bank of Nova Scotia
775	01/26/17	1.227%	3 month LIBOR(1)	886	—	886	JPMorgan Chase Bank
1,680	01/27/17	1.138%	3 month LIBOR(2)	5,556	—	5,556	Bank of Nova Scotia
2,265	01/31/17	1.055%	3 month LIBOR(1)	(17,158)	—	(17,158)	Bank of Nova Scotia
2,310	02/06/17	0.965%	3 month LIBOR(2)	28,416	—	28,416	Bank of Nova Scotia
645	02/08/17	1.037%	3 month LIBOR(2)	5,730	—	5,730	Bank of Nova Scotia
890	02/13/17	1.128%	3 month LIBOR(2)	4,167	—	4,167	Bank of Nova Scotia
1,150	02/21/17	1.179%	3 month LIBOR(2)	2,995	—	2,995	JPMorgan Chase Bank
2,650	03/02/17	1.085%	3 month LIBOR(2)	20,134	—	20,134	Barclays Bank PLC
660	03/06/17	1.123%	3 month LIBOR(2)	3,944	—	3,944	Barclays Bank PLC
1,250	03/29/17	1.293%	3 month LIBOR(2)	(1,533)	—	(1,533)	Barclays Bank PLC
560	05/15/18	2.318%	3 month LIBOR(1)	29,413	—	29,413	JPMorgan Chase Bank
2,900	07/22/18	2.455%	3 month LIBOR(2)	(158,708)	—	(158,708)	Citibank N.A.
390	08/09/18	2.136%	3 month LIBOR(1)	13,041	—	13,041	Bank of America N.A.
6,300	08/17/18	1.838%	3 month LIBOR(1)	89,423	—	89,423	Barclays Bank PLC
700	08/19/18	1.770%	3 month LIBOR(2)	(6,875)	—	(6,875)	Barclays Bank PLC
750	08/30/18	1.850%	3 month LIBOR(1)	10,588	—	10,588	Morgan Stanley Capital Services
1,350	09/01/18	1.820%	3 month LIBOR(2)	(16,160)	—	(16,160)	Citibank N.A.
1,930	09/21/18	1.673%	3 month LIBOR(2)	(2,999)	—	(2,999)	Barclays Bank PLC
1,770	09/27/18	1.525%	3 month LIBOR(1)	(14,347)	—	(14,347)	Morgan Stanley Capital Services
255	10/03/18	1.745%	3 month LIBOR(1)	3,177	—	3,177	UBS AG
625	10/05/18	1.665%	3 month LIBOR(1)	4,320	—	4,320	Morgan Stanley Capital Services
825	10/06/18	1.599%	3 month LIBOR(1)	1,867	—	1,867	JPMorgan Chase Bank
920	10/11/18	1.770%	3 month LIBOR(1)	12,433	—	12,433	JPMorgan Chase Bank
1,720	10/19/18	1.915%	3 month LIBOR(2)	(39,024)	—	(39,024)	Barclays Bank PLC
2,510	10/21/18	1.908%	3 month LIBOR(2)	(55,142)	—	(55,142)	Barclays Bank PLC
470	11/01/18	1.984%	3 month LIBOR(2)	(12,359)	—	(12,359)	Barclays Bank PLC
230	11/02/18	1.880%	3 month LIBOR(2)	(4,426)	—	(4,426)	Barclays Bank PLC
385	11/08/18	1.738%	3 month LIBOR(2)	(3,555)	—	(3,555)	Citibank N.A.
1,505	11/15/18	1.700%	3 month LIBOR(2)	(1,152)	—	(1,152)	Morgan Stanley Capital Services
1,505	11/15/18	1.712%	3 month LIBOR(2)	(2,276)	—	(2,276)	Citibank N.A.
1,480	11/15/18	1.531%	3 month LIBOR(2)	14,772	—	14,772	Citibank N.A.
330	11/22/18	1.766%	3 month LIBOR(1)	3,358	—	3,358	Morgan Stanley Capital Services
360	11/29/18	1.758%	3 month LIBOR(1)	3,268	—	3,268	Citibank N.A.
340	12/05/18	1.813%	3 month LIBOR(2)	(4,200)	—	(4,200)	Barclays Bank PLC
1,430	12/08/18	1.803%	3 month LIBOR(2)	(16,307)	—	(16,307)	Barclays Bank PLC
960	12/14/18	1.709%	3 month LIBOR(2)	(4,587)	—	(4,587)	Barclays Bank PLC

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,070	01/12/19	1.699%	3 month LIBOR(2)	$(967)	$ —	$(967)	Citibank N.A.
800	01/17/19	1.603%	3 month LIBOR(2)	5,039	—	5,039	Barclays Bank PLC
800	01/19/19	1.573%	3 month LIBOR(2)	6,829	—	6,829	Bank of Nova Scotia
650	02/16/19	1.580%	3 month LIBOR(1)	(6,557)	—	(6,557)	Citibank N.A.
380	02/21/19	1.573%	3 month LIBOR(2)	4,129	—	4,129	Citibank N.A.
765	02/23/19	1.633%	3 month LIBOR(2)	5,425	—	5,425	Barclays Bank PLC
240	03/05/19	1.643%	3 month LIBOR(2)	1,668	—	1,668	Bank of Nova Scotia
300	03/13/19	1.616%	3 month LIBOR(2)	2,770	—	2,770	Barclays Bank PLC
2,485	09/10/20	2.620%	3 month LIBOR(2)	(116,114)	—	(116,114)	Barclays Bank PLC
4,665	10/01/20	2.523%	3 month LIBOR(2)	(226,114)	—	(226,114)	UBS AG
300	06/08/21	4.640%	3 month LIBOR(1)	19,122	—	19,122	Morgan Stanley Capital Services
400	07/20/21	3.035%	3 month LIBOR(1)	31,408	—	31,408	Citibank N.A.
160	08/09/21	2.625%	3 month LIBOR(2)	(6,501)	—	(6,501)	Citibank N.A.
560	08/15/21	2.380%	3 month LIBOR(2)	(10,391)	—	(10,391)	Barclays Bank PLC
310	08/22/21	2.204%	3 month LIBOR(1)	768	—	768	UBS AG
530	08/24/21	2.250%	3 month LIBOR(1)	3,394	—	3,394	Citibank N.A.
530	08/24/21	2.255%	3 month LIBOR(1)	3,627	—	3,627	Citibank N.A.
1,160	08/25/21	2.222%	3 month LIBOR(2)	(4,458)	—	(4,458)	Bank of America N.A.
555	09/06/21	2.431%	3 month LIBOR(1)	11,881	—	11,881	Morgan Stanley Capital Services
470	09/06/21	2.223%	3 month LIBOR(1)	1,435	—	1,435	UBS AG
325	09/06/21	2.248%	3 month LIBOR(1)	1,707	—	1,707	Barclays Bank PLC
755	09/09/21	2.205%	3 month LIBOR(2)	(989)	—	(989)	Barclays Bank PLC
310	09/13/21	2.171%	3 month LIBOR(2)	610	—	610	Bank of America N.A.
85	09/19/21	2.259%	3 month LIBOR(2)	(448)	—	(448)	Barclays Bank PLC
300	09/22/21	2.158%	3 month LIBOR(1)	(1,150)	—	(1,150)	Barclays Bank PLC
300	09/23/21	2.099%	3 month LIBOR(2)	2,718	—	2,718	Citibank N.A.
355	10/03/21	2.160%	3 month LIBOR(1)	1,702	—	1,702	Morgan Stanley Capital Services
240	10/04/21	2.108%	3 month LIBOR(1)	(28)	—	(28)	Citibank N.A.
620	10/06/21	2.038%	3 month LIBOR(2)	4,226	—	4,226	Citibank N.A.
115	10/06/21	2.060%	3 month LIBOR(2)	544	—	544	UBS AG
405	10/07/21	2.135%	3 month LIBOR(1)	869	—	869	Citibank N.A.
670	10/11/21	2.265%	3 month LIBOR(2)	(9,296)	—	(9,296)	Citibank N.A.
220	10/11/21	2.118%	3 month LIBOR(1)	44	—	44	Citibank N.A.
550	11/23/21	2.148%	3 month LIBOR(2)	267	—	267	Citibank N.A.
770	12/19/21	2.053%	3 month LIBOR(1)	(8,686)	—	(8,686)	Barclays Bank PLC
1,090	12/22/21	2.085%	3 month LIBOR(1)	(9,224)	—	(9,224)	Barclays Bank PLC
390	12/23/21	2.090%	3 month LIBOR(2)	3,146	—	3,146	Barclays Bank PLC
515	12/28/21	2.118%	3 month LIBOR(2)	3,047	—	3,047	Barclays Bank PLC
600	01/03/22	2.058%	3 month LIBOR(1)	(8,043)	—	(8,043)	Citibank N.A.
585	01/13/22	2.050%	3 month LIBOR(2)	8,745	—	8,745	Bank of Nova Scotia
160	01/13/22	2.068%	3 month LIBOR(1)	(2,134)	—	(2,134)	Citibank N.A.
570	01/20/22	1.999%	3 month LIBOR(2)	11,554	—	11,554	Bank of Nova Scotia
540	01/24/22	2.148%	3 month LIBOR(1)	(3,717)	—	(3,717)	Bank of Nova Scotia
425	01/24/22	2.113%	3 month LIBOR(2)	4,296	—	4,296	Bank of Nova Scotia
325	01/24/22	2.118%	3 month LIBOR(2)	3,135	—	3,135	Bank of Nova Scotia
570	01/25/22	2.171%	3 month LIBOR(1)	(2,738)	—	(2,738)	Bank of Nova Scotia
255	01/27/22	2.071%	3 month LIBOR(2)	3,606	—	3,606	Citibank N.A.
255	01/30/22	2.082%	3 month LIBOR(2)	3,451	—	3,451	Citibank N.A.
500	02/02/22	1.914%	3 month LIBOR(2)	14,607	—	14,607	Citibank N.A.
485	02/07/22	2.056%	3 month LIBOR(2)	7,978	—	7,978	Citibank N.A.
525	02/10/22	2.097%	3 month LIBOR(2)	6,779	—	6,779	Morgan Stanley Capital Services
470	02/13/22	2.120%	3 month LIBOR(1)	(5,213)	—	(5,213)	Bank of Nova Scotia
365	02/17/22	2.018%	3 month LIBOR(2)	7,583	—	7,583	Bank of Nova Scotia
270	02/21/22	2.105%	3 month LIBOR(2)	3,524	—	3,524	JPMorgan Chase Bank
180	02/21/22	2.100%	3 month LIBOR(2)	2,432	—	2,432	JPMorgan Chase Bank
270	02/23/22	2.117%	3 month LIBOR(2)	3,273	—	3,273	JPMorgan Chase Bank
600	03/28/22	2.350%	3 month LIBOR(1)	4,139	—	4,139	Barclays Bank PLC
240	08/24/41	3.065%	3 month LIBOR(2)	(2,268)	—	(2,268)	Citibank N.A.

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 240	08/24/41	3.074%	3 month LIBOR(2)	$(2,691)	$ —	$(2,691)	Citibank N.A.
245	09/06/41	3.028%	3 month LIBOR(2)	(291)	—	(291)	UBS AG
245	09/06/41	3.110%	3 month LIBOR(2)	(4,355)	—	(4,355)	UBS AG
230	09/08/41	2.954%	3 month LIBOR(1)	(3,166)	—	(3,166)	Barclays Bank PLC
180	09/09/41	3.019%	3 month LIBOR(1)	(116)	—	(116)	Barclays Bank PLC
290	10/11/41	2.719%	3 month LIBOR(2)	14,777	—	14,777	JPMorgan Chase Bank
290	10/17/41	2.905%	3 month LIBOR(1)	(3,818)	—	(3,818)	Barclays Bank PLC
260	12/12/41	2.685%	3 month LIBOR(1)	(16,101)	—	(16,101)	Citibank N.A.
260	12/20/41	2.614%	3 month LIBOR(2)	20,006	—	20,006	Citibank N.A.
155	12/20/41	2.615%	3 month LIBOR(1)	(11,887)	—	(11,887)	Barclays Bank PLC
160	01/10/42	2.718%	3 month LIBOR(1)	(9,375)	—	(9,375)	Barclays Bank PLC
170	01/11/42	2.710%	3 month LIBOR(1)	(10,234)	—	(10,234)	Citibank N.A.
330	01/12/42	2.773%	3 month LIBOR(2)	15,682	—	15,682	Citibank N.A.
210	02/09/42	2.840%	3 month LIBOR(1)	(7,508)	—	(7,508)	Barclays Bank PLC

				$2,658,053	$ —	$2,658,053

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2016 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$ —	$ 5,901,911	$ —
Commercial Mortgage-Backed Securities	—	5,574,066	—
Corporate Bonds	—	7,466,223	—
Non-Corporate Foreign Agency	—	1,133,805	—
Sovereign	—	197,575	—
U.S. Government Agency Obligations	—	21,385,941	—
U.S. Government Mortgage-Backed Securities	—	5,175,517	—
U.S. Treasury Obligations	—	5,799,231	—
Affiliated Money Market Mutual Fund	14,717,200	—	—
Other Financial Instruments*
Futures Contracts	35,159	—	—
Interest Rate Swaps	—	2,658,053	—

Total	$ 14,752,359	$ 55,292,322	$ —

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate Swaps
Balance as of 12/31/11	$ 3,008,026
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)***	(245,096)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(2,762,930)

Balance as of 03/31/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $255,170.
***	Of which, $(151,245) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 6 Interest Rate Swaps transferred out of Level 3 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the securities.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 61.3%
ASSET-BACKED SECURITIES — 6.5%
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%	03/17/14	$ 480	$480,002
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/16/16	1,300	1,301,901
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492%(c)	11/15/15	800	801,684
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.412%(c)	04/15/17	1,600	1,603,581
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	500	501,083
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.282%(c)	12/15/16	800	799,120
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.492%(c)	01/15/16	800	802,417
BMW Vehicle Lease Trust, Series 2011-1, Class A2	Aaa	0.640%	04/22/13	606	606,362
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	2,300	2,301,039
Chase Issuance Trust, Series 2004-A8, Class A8	Aaa	0.362%(c)	09/15/15	800	800,775
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	830	992,302
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%	06/20/14	2,100	2,126,250
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542%(c)	02/17/15	1,500	1,507,471
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	1,000	997,524
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%	09/15/13	744	743,968
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	1,700	1,701,957
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	600	600,318
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	2,500	2,502,149
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.242%(c)	03/15/15	700	704,047
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302%(c)	11/16/15	850	850,000
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%	12/16/13	605	606,444
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	1,000	1,000,273
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	1,000	1,000,112

TOTAL ASSET-BACKED SECURITIES (cost $25,304,985)					25,330,779

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334%(c)	09/10/45	125	126,127
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	600	629,938
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,080	1,121,706

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%(c)	01/15/46	$2,000	$2,212,398
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.750%(c)	06/10/46	175	197,424
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	532,622
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	517	516,886
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,724	1,745,487
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	04/10/38	1,100	1,218,907
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	4,300	4,844,444
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%	10/15/42	400	436,247
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%(c)	06/15/49	675	678,300
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%	08/15/46	900	967,200
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3	Aaa	4.559%(c)	09/15/27	498	501,161
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%	11/15/38	272	272,332
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.220%(c)	11/12/37	100	111,568
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	1,900	2,159,270
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%	07/12/44	500	566,650
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%	10/12/52	750	829,930
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%(c)	01/15/45	1,000	1,111,280
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	2,000	2,291,968

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,263,859)					23,071,845

CORPORATE BONDS — 6.3%
Banking — 1.5%
American Express Co., Sr. Unsec’d. Notes(a)	A3	8.125%	05/20/19	350	457,553
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	605	658,942
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	350	368,278
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.500%	01/14/22	325	326,272
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	450	554,795
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	353,116
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.250%	07/27/21	350	346,471
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	A1	5.375%	03/15/20	425	432,045
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%	08/15/21	350	357,607
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.400%	07/22/20	75	77,807
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	400	462,206

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	$100	$104,668
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%	01/26/20	400	390,112
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(a)	A2	6.125%	01/11/21	135	144,496
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	465	463,866
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	240	256,817
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	150	173,817

					5,928,868

Capital Goods — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	105	106,272
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	35	35,743
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	140	142,451
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	350	377,733
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	120	122,961
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.550%	09/20/16	630	650,430

					1,435,590

Chemicals — 0.1%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	450	506,578

Consumer
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	120	123,146

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	280	297,299

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	195	206,109
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	225	238,396
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	109,266
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.100%	06/01/18	200	240,320
Total Capital SA (France), Gtd. Notes(a)	Aa1	3.000%	06/24/15	175	181,677

					975,768

Energy - Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750%	02/15/17	545	551,057
Weatherford International Ltd. (Switzerland), Gtd. Notes(a)	Baa2	9.625%	03/01/19	50	66,265

					617,322

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	A3	4.125%	01/15/15	425	460,520

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	$250	$326,143
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	150	158,644
JM Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	250	253,281
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%	02/10/20	400	462,417
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	82,874

					1,743,879

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	231,656
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	370	377,713
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	A3	2.250%	08/15/16	965	998,685

					1,608,054

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.125%	06/01/21	275	294,639
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	280	314,065

					608,704

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	380	413,252
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	68,765
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	855	937,838
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	350	441,588

					1,861,443

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes(a)	Baa2	4.375%	06/15/21	350	376,228
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	170	173,606
NBCUniversal Media LLC, Sr. Unsec’d. Notes(a)	Baa2	4.375%	04/01/21	470	503,438
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.875%	03/15/20	425	470,261

					1,523,533

Metals — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	100	105,071
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	175	178,232
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,488

					309,791

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	4.625%	01/07/21	75	80,042
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.650%	10/17/21	260	276,723
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	175	204,358
General Electric Capital Corp., Sub. Notes(a)(h)	Aa3	5.300%	02/11/21	625	676,896

					1,238,019

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.200%	09/01/20	125	139,606

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	$475	$470,279
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	350	359,626

					969,511

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	350	418,551

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	211,981
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	350	431,740
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	175	208,389
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	425	474,660

					1,326,770

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	570	577,025
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	355	369,499
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A2	3.875%	08/15/21	600	634,621
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	102,977
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	345	343,398
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	350	388,371

					2,415,891

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	405	550,325

TOTAL CORPORATE BONDS (cost $23,840,761)					24,459,042

NON-CORPORATE FOREIGN AGENCY — 1.2%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes (cost $4,892,002)	Aaa	2.375%	08/25/21	4,905	4,794,235

SOVEREIGN — 0.3%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a) (cost $1,034,348)	Aaa	0.875%	02/14/17	1,035	1,022,451

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.2%
Federal Home Loan Banks(a)		1.375%	05/28/14	13,500	13,787,698
Federal Home Loan Mortgage Corp.		0.375%	11/27/13	18,915	18,918,840
Federal Home Loan Mortgage Corp.		0.625%	12/29/14	45	45,074
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	12,620	12,602,950
Federal Home Loan Mortgage Corp.		1.375%	02/25/14	9,430	9,629,369
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	1,500	1,800,030
Federal National Mortgage Association		2.375%	04/11/16	11,440	12,082,024
Federal National Mortgage Association		3.370%(s)	11/15/21	820	617,107
Federal National Mortgage Association		5.375%	06/12/17	6,090	7,332,993
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	2,139	2,043,175
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	1,986	1,897,029

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding - Strip Principal	2.250	%(s)	10/15/19	$7,000	$5,972,421
Tennessee Valley Authority(a)	5.500%		07/18/17	5,950	7,195,383

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $92,389,587)					93,924,093

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 6.1%
Government National Mortgage Association (cost $23,126,745)	4.000%		06/20/39-10/15/41	22,181	23,844,806

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds	4.375%		05/15/41	250	300,547
U.S. Treasury Bonds	6.250%		08/15/23	10,030	13,891,550
U.S. Treasury Notes(a)	0.250%		02/28/14	2,665	2,661,045
U.S. Treasury Notes(a)	0.875%		02/28/17	200	198,594
U.S. Treasury Notes	1.000%		03/31/17	595	593,745
U.S. Treasury Notes	1.500%		03/31/19	2,915	2,892,910
U.S. Treasury Notes(k)	1.750%		04/15/13	330	335,156
U.S. Treasury Notes(a)	2.000%		02/15/22	1,355	1,328,958
U.S. Treasury Notes	2.375%		02/28/15	13,270	13,974,969
U.S. Treasury Notes	3.125%		04/30/17	2,580	2,841,225
U.S. Treasury Strips Coupon	2.940	%(n)	02/15/25	890	610,038
U.S. Treasury Strips Principal(a)	3.100	%(n)	02/15/27	3,580	2,265,510

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,014,099)					41,894,247

TOTAL LONG-TERM INVESTMENTS (cost $234,866,386)					238,341,498

				Shares
SHORT-TERM INVESTMENT — 44.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $171,289,553; includes $38,512,965 of cash collateral received for securities on loan)(b)(w)				171,289,553	171,289,553

TOTAL INVESTMENTS — 105.3% (cost $406,155,939)					409,631,051
Liabilities in excess of other assets(x) — (5.3)%					(20,777,666)

NET ASSETS — 100.0%					$388,853,385

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,659,979; cash collateral of $38,512,965 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $104,838. The aggregate value of $106,272 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at March 31, 2012.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
112	90 Day Eurodollar	Jun. 2012	$27,872,930	$27,868,400	$ (4,530)
223	10 Year U.S. Treasury Notes	Jun. 2012	28,856,705	28,875,016	18,311
					13,781
Short Positions:
108	2 Year U.S. Treasury Notes	Jun. 2012	23,769,038	23,775,188	(6,150)
8	5 Year U.S. Treasury Notes	Jun. 2012	980,357	980,312	45
24	U.S. Long Bond	Jun. 2012	3,415,563	3,306,000	109,563
15	U.S. Ultra Bond	Jun. 2012	2,279,216	2,264,531	14,685
					118,143
					$131,924

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$4,575	09/01/13	0.502%	3 month LIBOR(2)	$2,009	$—	$2,009	Barclays Bank PLC
19,585	10/30/13	0.563%	3 month LIBOR(2)	(33,648)	—	(33,648)	Morgan Stanley Capital Services
14,755	05/28/14	0.580%	3 month LIBOR(2)	(13,977)	—	(13,977)	Barclays Bank PLC
7,000	08/22/14	0.583%	3 month LIBOR(1)	9,916	—	9,916	JPMorgan Chase Bank
10,100	09/01/14	0.659%	3 month LIBOR(2)	(3,352)	—	(3,352)	Citibank N.A.
3,000	09/12/14	0.656%	3 month LIBOR(2)	(580)	—	(580)	Barclays Bank PLC
3,600	09/19/14	0.669%	3 month LIBOR(2)	(1,629)	—	(1,629)	JPMorgan Chase Bank
5,150	10/18/14	0.880%	3 month LIBOR(2)	(41,792)	—	(41,792)	Barclays Bank PLC
10,110	10/26/14	0.835%	3 month LIBOR(2)	(66,885)	—	(66,885)	Barclays Bank PLC
4,495	10/28/14	0.816%	3 month LIBOR(2)	(27,113)	—	(27,113)	Barclays Bank PLC
3,300	10/28/14	0.809%	3 month LIBOR(2)	(19,227)	—	(19,227)	Barclays Bank PLC
5,800	11/01/14	0.784%	3 month LIBOR(2)	(28,901)	—	(28,901)	Morgan Stanley Capital Services
10,700	03/19/15	0.844%	3 month LIBOR(2)	(29,995)	—	(29,995)	Barclays Bank PLC
2,000	09/28/15	0.918%	3 month LIBOR(2)	(3,042)	—	(3,042)	Barclays Bank PLC
1,700	07/29/16	1.753%	3 month LIBOR(2)	(51,101)	—	(51,101)	Barclays Bank PLC
1,050	08/04/16	1.528%	3 month LIBOR(2)	(20,816)	—	(20,816)	Citibank N.A.
23,500	08/10/16	1.438%	3 month LIBOR(1)	365,193	—	365,193	Barclays Bank PLC
2,500	08/22/16	1.168%	3 month LIBOR(2)	(7,631)	—	(7,631)	Morgan Stanley Capital Services
4,300	08/26/16	1.299%	3 month LIBOR(1)	37,295	—	37,295	Morgan Stanley Capital Services
5,880	09/15/16	1.174%	3 month LIBOR(1)	13,551	—	13,551	Barclays Bank PLC
30,900	09/27/16	1.111%	3 month LIBOR(1)	(29,964)	—	(29,964)	Morgan Stanley Capital Services
4,910	09/28/16	1.238%	3 month LIBOR(2)	(22,572)	—	(22,572)	Barclays Bank PLC
8,925	10/03/16	1.273%	3 month LIBOR(1)	95,956	—	95,956	UBS AG
8,685	10/05/16	1.239%	3 month LIBOR(1)	78,059	—	78,059	Morgan Stanley Capital Services
13,450	10/06/16	1.194%	3 month LIBOR(1)	90,198	—	90,198	JPMorgan Chase Bank
9,260	10/27/16	1.439%	3 month LIBOR(2)	(163,098)	—	(163,098)	Barclays Bank PLC
10,210	11/01/16	1.431%	3 month LIBOR(2)	(173,142)	—	(173,142)	Barclays Bank PLC
12,165	11/02/16	1.336%	3 month LIBOR(2)	(149,050)	—	(149,050)	Barclays Bank PLC
16,790	11/22/16	1.334%	3 month LIBOR(1)	187,513	—	187,513	Morgan Stanley Capital Services
7,370	11/29/16	1.351%	3 month LIBOR(1)	86,074	—	86,074	Citibank N.A.

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 8,165	11/30/16	1.398%	3 month LIBOR(1)	$ 113,267	$ —	$ 113,267	Barclays Bank PLC
14,140	12/05/16	1.338%	3 month LIBOR(2)	(151,431)	—	(151,431)	Barclays Bank PLC
3,300	12/29/16	1.351%	3 month LIBOR(1)	34,070	—	34,070	Barclays Bank PLC
2,210	12/30/16	1.328%	3 month LIBOR(1)	20,140	—	20,140	Citibank N.A.
2,520	01/03/17	1.311%	3 month LIBOR(2)	(16,556)	—	(16,556)	Citibank N.A.
2,600	01/09/17	1.237%	3 month LIBOR(2)	(6,694)	—	(6,694)	Barclays Bank PLC
3,770	01/12/17	1.201%	3 month LIBOR(2)	(2,482)	—	(2,482)	JPMorgan Chase Bank
5,610	01/20/17	1.120%	3 month LIBOR(2)	21,070	—	21,070	Bank of Nova Scotia
4,000	01/24/17	1.176%	3 month LIBOR(2)	5,037	—	5,037	Bank of Nova Scotia
5,185	01/26/17	1.215%	3 month LIBOR(1)	2,770	—	2,770	Bank of Nova Scotia
3,770	01/26/17	1.227%	3 month LIBOR(1)	4,310	—	4,310	JPMorgan Chase Bank
10,545	01/27/17	1.138%	3 month LIBOR(2)	34,874	—	34,874	Bank of Nova Scotia
10,900	01/31/17	1.055%	3 month LIBOR(1)	(82,571)	—	(82,571)	Bank of Nova Scotia
3,900	02/02/17	1.020%	3 month LIBOR(1)	(36,749)	—	(36,749)	Bank of Nova Scotia
10,030	02/06/17	0.965%	3 month LIBOR(2)	123,382	—	123,382	Bank of Nova Scotia
4,460	02/08/17	1.037%	3 month LIBOR(2)	39,625	—	39,625	Bank of Nova Scotia
4,585	02/13/17	1.128%	3 month LIBOR(2)	21,466	—	21,466	Bank of Nova Scotia
1,475	02/21/17	1.179%	3 month LIBOR(2)	3,842	—	3,842	JPMorgan Chase Bank
4,180	03/06/17	1.123%	3 month LIBOR(2)	24,980	—	24,980	Barclays Bank PLC
3,000	03/30/17	1.233%	3 month LIBOR(2)	5,259	—	5,259	Bank of Nova Scotia
49,600	12/31/17	3.054%	3 month LIBOR(1)	6,542,565	—	6,542,565	JPMorgan Chase Bank
38,885	12/31/17	2.994%	3 month LIBOR(1)	5,601,040	—	5,601,040	Citibank N.A.
33,200	12/31/17	1.975%	3 month LIBOR(1)	1,285,623	—	1,285,623	Citibank N.A.
22,800	12/31/17	0.000%	3 month LIBOR(2)	(2,991,107)	—	(2,991,107)	JPMorgan Chase Bank
19,500	12/31/17	2.424%	3 month LIBOR(1)	1,403,092	—	1,403,092	Morgan Stanley Capital Services
19,000	12/31/17	2.724%	3 month LIBOR(1)	2,248,533	—	2,248,533	Citibank N.A.
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,240,351	—	1,240,351	Bank of America N.A.
10,380	12/31/17	2.252%	3 month LIBOR(1)	801,269	—	801,269	Citibank N.A.
5,000	12/31/17	3.795%	3 month LIBOR(1)	1,159,748	—	1,159,748	Barclays Bank PLC
2,280	12/31/17	3.016%	3 month LIBOR(1)	329,823	—	329,823	Citibank N.A.
610	12/31/17	3.567%	3 month LIBOR(1)	121,955	—	121,955	Morgan Stanley Capital Services
2,480	05/15/18	2.318%	3 month LIBOR(1)	130,257	—	130,257	JPMorgan Chase Bank
5,250	07/27/18	2.464%	3 month LIBOR(2)	(288,438)	—	(288,438)	Bank of America N.A.
101,000	08/09/18	2.008%	3 month LIBOR(1)	2,563,333	—	2,563,333	Barclays Bank PLC
7,150	08/09/18	2.058%	3 month LIBOR(2)	(203,842)	—	(203,842)	Barclays Bank PLC
2,390	08/09/18	2.136%	3 month LIBOR(1)	79,919	—	79,919	Bank of America N.A.
18,200	08/10/18	2.059%	3 month LIBOR(1)	519,158	—	519,158	Citibank N.A.
63,740	08/11/18	2.047%	3 month LIBOR(1)	1,764,617	—	1,764,617	Morgan Stanley Capital Services
6,500	08/11/18	2.033%	3 month LIBOR(2)	(174,046)	—	(174,046)	HSBC Bank USA N.A.
5,500	08/12/18	1.764%	3 month LIBOR(1)	54,415	—	54,415	UBS AG
6,600	08/17/18	1.845%	3 month LIBOR(2)	(96,779)	—	(96,779)	Morgan Stanley Capital Services
24,200	08/18/18	1.783%	3 month LIBOR(2)	(257,298)	—	(257,298)	Citibank N.A.
4,675	08/18/18	1.818%	3 month LIBOR(2)	(60,016)	—	(60,016)	Citibank N.A.
5,650	08/25/18	1.773%	3 month LIBOR(1)	53,508	—	53,508	Morgan Stanley Capital Services
3,120	08/30/18	1.850%	3 month LIBOR(1)	44,047	—	44,047	Morgan Stanley Capital Services
3,190	08/31/18	1.798%	3 month LIBOR(2)	(34,919)	—	(34,919)	Barclays Bank PLC
5,545	09/02/18	1.825%	3 month LIBOR(2)	(68,072)	—	(68,072)	Barclays Bank PLC
2,480	09/06/18	1.820%	3 month LIBOR(2)	(29,076)	—	(29,076)	Barclays Bank PLC
3,025	09/21/18	1.673%	3 month LIBOR(2)	(4,700)	—	(4,700)	Barclays Bank PLC
40,860	09/27/18	1.525%	3 month LIBOR(1)	(331,199)	—	(331,199)	Morgan Stanley Capital Services
2,910	09/28/18	1.598%	3 month LIBOR(1)	(10,576)	—	(10,576)	Barclays Bank PLC
1,455	09/29/18	1.735%	3 month LIBOR(2)	(7,191)	—	(7,191)	Barclays Bank PLC
5,005	10/03/18	1.745%	3 month LIBOR(1)	62,376	—	62,376	UBS AG
10,650	10/05/18	1.665%	3 month LIBOR(1)	73,614	—	73,614	Morgan Stanley Capital Services
16,695	10/06/18	1.599%	3 month LIBOR(1)	37,771	—	37,771	JPMorgan Chase Bank
4,070	10/11/18	1.770%	3 month LIBOR(1)	55,003	—	55,003	JPMorgan Chase Bank
4,115	10/19/18	1.915%	3 month LIBOR(2)	(93,363)	—	(93,363)	Barclays Bank PLC
10,065	10/21/18	1.908%	3 month LIBOR(2)	(221,115)	—	(221,115)	Barclays Bank PLC

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 11,150	11/01/18	1.984%	3 month LIBOR(2)	$(293,191)	$ —	$(293,191)	Barclays Bank PLC
12,755	11/02/18	1.880%	3 month LIBOR(2)	(245,452)	—	(245,452)	Barclays Bank PLC
5,135	11/08/18	1.738%	3 month LIBOR(2)	(47,414)	—	(47,414)	Citibank N.A.
7,735	11/15/18	1.531%	3 month LIBOR(2)	77,203	—	77,203	Citibank N.A.
7,710	11/15/18	1.700%	3 month LIBOR(2)	(5,900)	—	(5,900)	Morgan Stanley Capital Services
7,710	11/15/18	1.712%	3 month LIBOR(2)	(11,661)	—	(11,661)	Citibank N.A.
16,495	11/22/18	1.766%	3 month LIBOR(1)	167,873	—	167,873	Morgan Stanley Capital Services
21,035	11/25/18	1.746%	3 month LIBOR(1)	179,866	—	179,866	Morgan Stanley Capital Services
16,125	11/29/18	1.758%	3 month LIBOR(1)	146,358	—	146,358	Citibank N.A.
7,235	11/30/18	1.830%	3 month LIBOR(1)	100,385	—	100,385	Barclays Bank PLC
12,845	12/05/18	1.813%	3 month LIBOR(2)	(158,690)	—	(158,690)	Barclays Bank PLC
7,000	12/08/18	1.803%	3 month LIBOR(2)	(79,827)	—	(79,827)	Barclays Bank PLC
7,680	12/12/18	1.750%	3 month LIBOR(2)	(59,033)	—	(59,033)	Barclays Bank PLC
3,700	12/14/18	1.709%	3 month LIBOR(2)	(17,677)	—	(17,677)	Barclays Bank PLC
6,490	01/12/19	1.699%	3 month LIBOR(2)	(3,032)	—	(3,032)	Citibank N.A.
6,220	01/17/19	1.603%	3 month LIBOR(2)	39,177	—	39,177	Barclays Bank PLC
3,080	01/19/19	1.573%	3 month LIBOR(2)	26,293	—	26,293	Bank of Nova Scotia
10,890	01/31/19	1.555%	3 month LIBOR(2)	114,841	—	114,841	Morgan Stanley Capital Services
5,375	02/04/19	1.448%	3 month LIBOR(2)	96,863	—	96,863	Bank of Nova Scotia
7,285	02/06/19	1.438%	3 month LIBOR(2)	137,591	—	137,591	Bank of Nova Scotia
6,600	02/07/19	1.438%	3 month LIBOR(2)	125,078	—	125,078	Barclays Bank PLC
1,980	02/21/19	1.573%	3 month LIBOR(2)	21,516	—	21,516	Citibank N.A.
3,770	02/23/19	1.633%	3 month LIBOR(2)	26,734	—	26,734	Barclays Bank PLC
4,150	03/02/19	1.543%	3 month LIBOR(2)	56,138	—	56,138	Barclays Bank PLC
1,650	03/05/19	1.643%	3 month LIBOR(2)	11,466	—	11,466	Bank of Nova Scotia
2,780	03/13/19	1.616%	3 month LIBOR(2)	25,666	—	25,666	Barclays Bank PLC
775	09/10/20	2.620%	3 month LIBOR(2)	(36,213)	—	(36,213)	Barclays Bank PLC
11,185	09/17/20	2.708%	3 month LIBOR(2)	(595,823)	—	(595,823)	Morgan Stanley Capital Services
8,140	09/23/20	2.685%	3 month LIBOR(2)	(414,653)	—	(414,653)	Citibank N.A.
6,810	09/30/20	2.485%	3 month LIBOR(2)	(234,724)	—	(234,724)	Morgan Stanley Capital Services
6,680	10/01/20	2.523%	3 month LIBOR(2)	(323,781)	—	(323,781)	UBS AG
11,515	11/12/20	2.888%	3 month LIBOR(2)	(874,205)	—	(874,205)	Citibank N.A.
1,600	06/08/21	4.640%	3 month LIBOR(1)	101,983	—	101,983	Morgan Stanley Capital Services
1,825	07/20/21	3.035%	3 month LIBOR(1)	143,300	—	143,300	Citibank N.A.
1,300	08/01/21	3.068%	3 month LIBOR(1)	104,264	—	104,264	Citibank N.A.
1,340	08/04/21	2.803%	3 month LIBOR(1)	75,955	—	75,955	Barclays Bank PLC
700	08/09/21	2.625%	3 month LIBOR(2)	(28,441)	—	(28,441)	Citibank N.A.
2,310	08/15/21	2.380%	3 month LIBOR(2)	(42,865)	—	(42,865)	Barclays Bank PLC
1,340	08/19/21	2.350%	3 month LIBOR(2)	(21,002)	—	(21,002)	Barclays Bank PLC
1,330	08/22/21	2.204%	3 month LIBOR(1)	3,296	—	3,296	UBS AG
2,200	08/24/21	2.250%	3 month LIBOR(1)	14,087	—	14,087	Citibank N.A.
2,200	08/24/21	2.255%	3 month LIBOR(1)	15,055	—	15,055	Citibank N.A.
4,905	08/25/21	2.222%	3 month LIBOR(2)	(18,849)	—	(18,849)	Bank of America N.A.
1,850	09/01/21	2.370%	3 month LIBOR(2)	(30,319)	—	(30,319)	Citibank N.A.
2,320	09/06/21	2.431%	3 month LIBOR(1)	49,665	—	49,665	Morgan Stanley Capital Services
1,945	09/06/21	2.223%	3 month LIBOR(1)	5,938	—	5,938	UBS AG
1,350	09/06/21	2.248%	3 month LIBOR(1)	7,089	—	7,089	Barclays Bank PLC
850	09/09/21	2.205%	3 month LIBOR(2)	(1,113)	—	(1,113)	Barclays Bank PLC
1,320	09/13/21	2.171%	3 month LIBOR(2)	2,598	—	2,598	Bank of America N.A.
1,385	09/14/21	2.160%	3 month LIBOR(1)	(4,196)	—	(4,196)	Barclays Bank PLC
1,355	09/16/21	2.213%	3 month LIBOR(1)	1,975	—	1,975	Barclays Bank PLC
890	09/19/21	2.259%	3 month LIBOR(2)	(4,693)	—	(4,693)	Barclays Bank PLC
3,110	09/22/21	2.158%	3 month LIBOR(1)	(11,920)	—	(11,920)	Barclays Bank PLC
1,330	09/23/21	2.099%	3 month LIBOR(2)	12,048	—	12,048	Citibank N.A.
1,625	10/03/21	2.160%	3 month LIBOR(1)	7,793	—	7,793	Morgan Stanley Capital Services
1,080	10/04/21	2.108%	3 month LIBOR(1)	(125)	—	(125)	Citibank N.A.
2,790	10/06/21	2.038%	3 month LIBOR(2)	19,016	—	19,016	Citibank N.A.
2,395	10/07/21	2.135%	3 month LIBOR(1)	5,138	—	5,138	Citibank N.A.

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,960	10/11/21	2.265%	3 month LIBOR(2)	$(41,070)	$ —	$(41,070)	Citibank N.A.
2,960	10/11/21	2.285%	3 month LIBOR(2)	(46,559)	—	(46,559)	Barclays Bank PLC
1,850	10/11/21	2.118%	3 month LIBOR(1)	368	—	368	Citibank N.A.
2,570	11/23/21	2.148%	3 month LIBOR(2)	1,246	—	1,246	Citibank N.A.
3,020	12/06/21	2.238%	3 month LIBOR(2)	(20,526)	—	(20,526)	Barclays Bank PLC
2,870	12/06/21	2.295%	3 month LIBOR(2)	(34,756)	—	(34,756)	Barclays Bank PLC
1,070	12/19/21	2.053%	3 month LIBOR(1)	(12,070)	—	(12,070)	Barclays Bank PLC
5,260	12/22/21	2.085%	3 month LIBOR(1)	(44,513)	—	(44,513)	Barclays Bank PLC
600	12/23/21	2.090%	3 month LIBOR(2)	4,839	—	4,839	Barclays Bank PLC
2,945	12/28/21	2.118%	3 month LIBOR(2)	17,422	—	17,422	Barclays Bank PLC
2,850	01/13/22	2.050%	3 month LIBOR(2)	42,604	—	42,604	Bank of Nova Scotia
920	01/13/22	2.068%	3 month LIBOR(1)	(12,268)	—	(12,268)	Citibank N.A.
2,850	01/20/22	1.999%	3 month LIBOR(2)	57,772	—	57,772	Bank of Nova Scotia
2,755	01/24/22	2.148%	3 month LIBOR(1)	(18,964)	—	(18,964)	Bank of Nova Scotia
2,190	01/24/22	2.113%	3 month LIBOR(2)	22,137	—	22,137	Bank of Nova Scotia
1,650	01/24/22	2.118%	3 month LIBOR(2)	15,919	—	15,919	Bank of Nova Scotia
2,850	01/25/22	2.171%	3 month LIBOR(1)	(13,690)	—	(13,690)	Bank of Nova Scotia
1,440	01/27/22	2.071%	3 month LIBOR(2)	20,365	—	20,365	Citibank N.A.
1,305	01/30/22	2.082%	3 month LIBOR(2)	17,660	—	17,660	Citibank N.A.
2,595	02/02/22	1.914%	3 month LIBOR(2)	75,812	—	75,812	Citibank N.A.
2,500	02/07/22	2.056%	3 month LIBOR(2)	41,126	—	41,126	Citibank N.A.
2,720	02/10/22	2.097%	3 month LIBOR(2)	35,122	—	35,122	Morgan Stanley Capital Services
2,440	02/13/22	2.120%	3 month LIBOR(1)	(27,061)	—	(27,061)	Bank of Nova Scotia
1,900	02/17/22	2.018%	3 month LIBOR(2)	39,474	—	39,474	Bank of Nova Scotia
1,415	02/21/22	2.105%	3 month LIBOR(2)	18,466	—	18,466	JPMorgan Chase Bank
945	02/21/22	2.100%	3 month LIBOR(2)	12,767	—	12,767	JPMorgan Chase Bank
1,430	02/23/22	2.117%	3 month LIBOR(2)	17,336	—	17,336	JPMorgan Chase Bank
1,800	03/28/22	2.350%	3 month LIBOR(1)	12,418	—	12,418	Barclays Bank PLC
1,650	09/01/26	2.848%	3 month LIBOR(2)	(35,437)	—	(35,437)	Citibank N.A.
2,480	02/14/27	2.503%	3 month LIBOR(1)	(61,357)	—	(61,357)	Barclays Bank PLC
990	08/24/41	3.065%	3 month LIBOR(2)	(9,357)	—	(9,357)	Citibank N.A.
990	08/24/41	3.074%	3 month LIBOR(2)	(11,100)	—	(11,100)	Citibank N.A.
1,020	09/06/41	3.028%	3 month LIBOR(2)	(1,213)	—	(1,213)	UBS AG
1,020	09/06/41	3.110%	3 month LIBOR(2)	(18,131)	—	(18,131)	UBS AG
985	09/08/41	2.954%	3 month LIBOR(1)	(13,557)	—	(13,557)	Barclays Bank PLC
605	09/09/41	3.019%	3 month LIBOR(1)	(391)	—	(391)	Barclays Bank PLC
1,270	10/11/41	2.719%	3 month LIBOR(2)	64,714	—	64,714	JPMorgan Chase Bank
1,310	10/17/41	2.905%	3 month LIBOR(1)	(17,248)	—	(17,248)	Barclays Bank PLC
1,350	12/12/41	2.685%	3 month LIBOR(1)	(83,559)	—	(83,559)	Citibank N.A.
1,235	12/20/41	2.614%	3 month LIBOR(2)	95,027	—	95,027	Citibank N.A.
750	12/20/41	2.615%	3 month LIBOR(1)	(57,517)	—	(57,517)	Barclays Bank PLC
775	01/10/42	2.718%	3 month LIBOR(1)	(45,411)	—	(45,411)	Barclays Bank PLC
820	01/11/42	2.710%	3 month LIBOR(1)	(49,366)	—	(49,366)	Citibank N.A.
1,595	01/12/42	2.773%	3 month LIBOR(2)	75,797	—	75,797	Citibank N.A.
1,070	02/09/42	2.840%	3 month LIBOR(1)	(38,257)	—	(38,257)	Barclays Bank PLC
				$19,868,600	$ —	$19,868,600

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

#   Notional mount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2017 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$25,330,779	$—
Commercial Mortgage-Backed Securities	—	23,071,845	—
Corporate Bonds	—	24,459,042	—
Non-Corporate Foreign Agency	—	4,794,235	—
Sovereign	—	1,022,451	—
U.S. Government Agency Obligations	—	93,924,093	—
U.S. Government Mortgage-Backed Securities	—	23,844,806	—
U.S. Treasury Obligations	—	41,894,247	—
Affiliated Money Market Mutual Fund	171,289,553	—	—
Other Financial Instruments*
Futures Contracts	131,924	—	—
Interest Rate Swaps	—	19,868,600	—

Total	$171,421,477	$258,210,098	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate Swaps
Balance as of 12/31/11	$17,509,735
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(17,509,735)

Balance as of 03/31/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 11 Interest Rate Swaps transferred out of Level 3 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the securities.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 58.4%

ASSET-BACKED SECURITIES — 6.6%
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%	10/15/13	$176	$175,765
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%	03/17/14	480	480,002
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/16/16	1,800	1,802,633
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492%(c)	11/15/15	800	801,684
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.412%(c)	04/15/17	2,600	2,605,820
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	500	501,083
BMW Vehicle Lease Trust, Series 2011-1, Class A2	Aaa	0.640%	04/22/13	682	682,157
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	3,200	3,201,446
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.312%(c)	12/15/14	1,000	1,000,387
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.534%(c)	12/15/18	1,000	993,540
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%	06/20/14	4,400	4,455,000
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542%(c)	02/17/15	1,100	1,105,479
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	2,000	1,995,048
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%	09/15/13	930	929,960
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	2,100	2,102,417
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%	10/15/13	163	163,766
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	700	700,371
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.442%(c)	10/15/14	1,800	1,800,000
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	3,400	3,402,923
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.242%(c)	03/15/15	2,000	2,011,564
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302%(c)	11/16/15	1,000	1,000,000
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.422%(c)	01/15/14	651	651,209
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%	12/16/13	681	682,249
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	1,100	1,100,301
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	2,000	2,000,224
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%	10/15/13	497	498,030

TOTAL ASSET-BACKED SECURITIES (cost $36,533,535)					36,843,058

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3	Aaa	4.668%	07/10/43	750	815,408

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	$316	$318,217
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa	5.712%(c)	09/11/38	766	785,513
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	55	54,520
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%	09/11/42	773	781,234
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,410	1,464,450
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%(c)	01/15/46	3,340	3,694,705
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%	06/10/46	63	63,009
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	126	125,655
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	369	369,204
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,323	2,352,613
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	04/10/38	1,600	1,772,955
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	6,200	6,985,013
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%(c)	08/10/45	524	532,995
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%(c)	12/12/44	313	314,872
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2	Aaa	5.857%(c)	04/15/45	43	42,718
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%(c)	06/15/49	482	484,500
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	299	303,115
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%	08/15/46	1,200	1,289,600
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%	03/15/32	7	6,801
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	41	40,995
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	2,700	3,068,437
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.428%(c)	02/12/39	300	336,530
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%	07/12/44	1,500	1,699,950
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	1,000	1,125,140
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	281	281,679
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%(c)	01/15/45	700	777,896
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%(c)	05/15/43	74	73,887
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	3,000	3,437,952

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%	11/15/48	$34	$34,582
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	5.854%(c)	02/15/51	720	723,324

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,165,048)					34,157,469

CORPORATE BONDS — 5.7%

Banking — 1.6%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	300	392,188
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	325	336,623
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa1	6.000%	09/01/17	900	980,244
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	255	293,216
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	300	315,667
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.500%	01/14/22	280	281,096
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	825	1,017,124
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	300	296,975
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	625	635,361
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%	08/15/21	300	306,520
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	6.300%	04/23/19	850	982,187
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	392,506
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%	01/26/20	650	633,932
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	425	445,750
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	6.125%	01/11/21	70	74,924
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	660	658,390
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	800	930,107

					8,972,810

Capital Goods — 0.4%
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	50	51,061
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	185	188,238
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	300	323,771
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	425,077
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	170	174,195
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.550%	09/20/16	920	949,834

					2,112,176

Chemicals — 0.1%
EI du Pont de Nemours & Co, Sr. Unsec’d. Notes	A2	4.250%	04/01/21	650	731,724

Consumer
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	170	174,457

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	146,973

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	$385	$408,786

					555,759

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	105	110,982
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	195	206,610
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	54,925

					372,517

Energy - Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750%	02/15/17	770	778,558
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A2	4.100%	02/01/21	65	71,096
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	31,916

					881,570

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	800	1,043,658
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	125	146,039
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	A+(d)	4.250%	03/01/15	450	491,056
JM Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	330	334,331
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	400	462,417
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	303,871

					2,781,372

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	655	668,655
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	292,822
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	275	335,362
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21	355	374,704

					1,671,543

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	150	160,712
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	357,079
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	385	431,839

					949,630

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	550	598,128
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	850	932,353
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	996,727

					2,527,208

Media & Entertainment — 0.3%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	300	322,481

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	$360	$385,612
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	525	580,910
Viacom, Inc., Class A2, Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	167,165

					1,456,168

Metals
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	125	131,338

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.625%	01/07/21	65	69,369
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	Aa2	4.650%	10/17/21	225	239,472
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	550	642,268
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	575	622,744

					1,573,853

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	222,406
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	650	643,540
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	450	462,376

					1,328,322

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	450	538,137

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	815	1,005,337
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes.	Aa2	4.125%	02/01/19	415	461,521
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes.	Aa2	4.250%	04/15/21	400	446,738

					1,913,596

Technology
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	277,776

Telecommunications — 0.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	820	830,106
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	1,070	1,131,741
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	300	332,889

					2,294,736

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	672,619

TOTAL CORPORATE BONDS (cost $30,511,357)					31,917,311

MUNICIPAL BOND
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	278,265

NON-CORPORATE FOREIGN AGENCIES — 1.3%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,050	6,890,797

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	$160	$187,553

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $7,191,012)					7,078,350

SOVEREIGN — 0.3%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $1,429,099)	Aaa	0.875%	02/14/17	1,430	1,412,661

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.0%
Federal Home Loan Banks		1.375%	05/28/14	19,200	19,609,171
Federal Home Loan Mortgage Corp.		0.375%	11/27/13	19,320	19,323,922
Federal Home Loan Mortgage Corp.		0.625%	12/29/14	35,620	35,678,274
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	3,090	3,085,825
Federal National Mortgage Association		2.375%	04/11/16	7,485	7,905,066
Federal National Mortgage Association		5.375%	06/12/17	2,275	2,739,337
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	7,567	7,228,006
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	7,023	6,708,377
PNC Funding Corp., FDIC Gtd. Notes		0.781%(c)	04/01/12	10,800	10,800,031
Tennessee Valley Authority, Notes, MTN		4.500%	04/01/18	8,000	9,319,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $121,418,544)					122,397,489

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 6.1%
Government National Mortgage Association		4.000%	02/15/39-04/20/41	30,666	32,975,844
Government National Mortgage Association		4.000%	TBA	1,000	1,070,156

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $33,127,083)					34,046,000

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds		6.250%	08/15/23	8,390	11,620,150
U.S. Treasury Notes		0.250%	02/28/14	3,945	3,939,146
U.S. Treasury Notes		0.250%	03/31/14	1,650	1,647,164
U.S. Treasury Notes		0.875%	02/28/17	810	804,305
U.S. Treasury Notes		1.000%	03/31/17	850	848,207
U.S. Treasury Notes		1.125%	06/15/13	3,345	3,379,627
U.S. Treasury Notes		1.500%	03/31/19	4,090	4,059,006
U.S. Treasury Notes(k)		2.000%	02/15/22	2,285	2,241,085
U.S. Treasury Notes		2.375%	02/28/15	18,615	19,603,922
U.S. Treasury Notes		3.125%	04/30/17	2,120	2,334,650
U.S. Treasury Strips Coupon		0.620%(n)	05/15/15	6,120	6,003,604
U.S. Treasury Strips Coupon		2.940%(n)	02/15/25	1,240	849,941

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,283,300)					57,330,807

TOTAL LONG-TERM INVESTMENTS (cost $319,910,523)					325,461,410

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 35.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $199,670,632)(w)	199,670,632	$199,670,632

TOTAL INVESTMENTS — 94.3% (cost $519,581,155)		525,132,042
Other assets in excess of liabilities(x) — 5.7%		31,469,365

NET ASSETS — 100.0%		$556,601,407

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FDIC	Federal Deposit Insurance Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
160	90 Day Eurodollar	Jun. 2012	$ 39,818,472	$ 39,812,000	$(6,472)
46	5 Year U.S. Treasury Notes.	Jun. 2012	5,597,010	5,636,797	39,787
265	10 Year U.S. Treasury Notes.	Jun. 2012	34,214,737	34,313,359	98,622
9	U.S. Ultra Bond	Jun. 2012	1,402,552	1,358,719	(43,833)

					88,104

Short Positions:
151	2 Year U.S. Treasury Notes.	Jun. 2012	33,232,832	33,241,234	(8,402)
1	U.S. Long Bond	Jun. 2012	142,537	137,750	4,787

					(3,615)

					$84,489

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 6,490	09/01/13	0.502%	3 month LIBOR(2)	$2,850	$—	$2,850	Barclays Bank PLC
20,000	10/30/13	0.563%	3 month LIBOR(2)	(34,361)	—	(34,361)	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$20,990	05/28/14	0.580%	3 month LIBOR(2)	$(19,884)	$—	$(19,884)	Barclays Bank PLC
26,200	08/17/14	0.605%	3 month LIBOR(2)	20,781	—	20,781	Barclays Bank PLC
20,855	08/27/14	0.630%	3 month LIBOR(2)	6,247	—	6,247	Barclays Bank PLC
20,855	08/28/14	0.630%	3 month LIBOR(2)	6,534	—	6,534	Barclays Bank PLC
4,200	09/12/14	0.656%	3 month LIBOR(2)	(812)	—	(812)	Barclays Bank PLC
5,200	09/19/14	0.669%	3 month LIBOR(2)	(2,353)	—	(2,353)	JPMorgan Chase Bank
4,950	09/27/14	0.650%	3 month LIBOR(2)	578	—	578	Citibank N.A.
2,285	10/26/14	0.835%	3 month LIBOR(2)	(15,117)	—	(15,117)	Barclays Bank PLC
6,235	10/28/14	0.816%	3 month LIBOR(2)	(37,609)	—	(37,609)	Barclays Bank PLC
2,265	10/28/14	0.809%	3 month LIBOR(2)	(13,197)	—	(13,197)	Barclays Bank PLC
8,200	11/01/14	0.784%	3 month LIBOR(2)	(40,860)	—	(40,860)	Morgan Stanley Capital Services
2,640	09/28/15	0.918%	3 month LIBOR(2)	(4,015)	—	(4,015)	Barclays Bank PLC
2,250	08/04/16	1.528%	3 month LIBOR(2)	(44,606)	—	(44,606)	Citibank N.A.
65,000	08/17/16	1.253%	3 month LIBOR(2)	(459,019)	—	(459,019)	Barclays Bank PLC
3,520	08/22/16	1.168%	3 month LIBOR(2)	(10,744)	—	(10,744)	Morgan Stanley Capital Services
6,100	08/26/16	1.299%	3 month LIBOR(1)	52,908	—	52,908	Morgan Stanley Capital Services
6,080	08/31/16	1.303%	3 month LIBOR(2)	(52,935)	—	(52,935)	Barclays Bank PLC
4,850	09/01/16	1.261%	3 month LIBOR(2)	(29,374)	—	(29,374)	Citibank N.A.
9,150	09/06/16	1.170%	3 month LIBOR(1)	16,282	—	16,282	UBS AG
7,045	09/28/16	1.238%	3 month LIBOR(2)	(32,387)	—	(32,387)	Barclays Bank PLC
12,765	10/21/16	1.396%	3 month LIBOR(2)	(205,933)	—	(205,933)	Barclays Bank PLC
12,350	11/08/16	1.230%	3 month LIBOR(2)	(85,088)	—	(85,088)	Citibank N.A.
28,250	11/23/16	1.346%	3 month LIBOR(2)	(331,114)	—	(331,114)	Barclays Bank PLC
5,820	12/06/16	1.388%	3 month LIBOR(2)	(76,298)	—	(76,298)	Barclays Bank PLC
10,820	12/08/16	1.345%	3 month LIBOR(2)	(118,348)	—	(118,348)	Barclays Bank PLC
17,200	12/12/16	1.274%	3 month LIBOR(2)	(124,396)	—	(124,396)	Barclays Bank PLC
4,400	12/29/16	1.351%	3 month LIBOR(1)	45,426	—	45,426	Barclays Bank PLC
2,970	12/30/16	1.328%	3 month LIBOR(1)	27,066	—	27,066	Citibank N.A.
3,395	01/03/17	1.311%	3 month LIBOR(2)	(22,304)	—	(22,304)	Citibank N.A.
3,495	01/09/17	1.237%	3 month LIBOR(2)	(8,999)	—	(8,999)	Barclays Bank PLC
6,250	01/12/17	1.235%	3 month LIBOR(2)	(14,450)	—	(14,450)	Citibank N.A.
5,075	01/12/17	1.201%	3 month LIBOR(2)	(3,341)	—	(3,341)	JPMorgan Chase Bank
11,600	01/17/17	1.149%	3 month LIBOR(2)	11,612	—	11,612	Barclays Bank PLC
7,800	01/20/17	1.120%	3 month LIBOR(2)	29,295	—	29,295	Bank of Nova Scotia
5,300	01/24/17	1.176%	3 month LIBOR(2)	6,674	—	6,674	Bank of Nova Scotia
6,960	01/26/17	1.215%	3 month LIBOR(1)	3,719	—	3,719	Bank of Nova Scotia
5,075	01/26/17	1.227%	3 month LIBOR(1)	5,802	—	5,802	JPMorgan Chase Bank
18,470	01/27/17	1.138%	3 month LIBOR(2)	61,083	—	61,083	Bank of Nova Scotia
14,000	01/31/17	1.055%	3 month LIBOR(1)	(106,055)	—	(106,055)	Bank of Nova Scotia
4,700	02/02/17	1.020%	3 month LIBOR(1)	(44,287)	—	(44,287)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	139,374	—	139,374	Bank of Nova Scotia
2,500	02/08/17	1.037%	3 month LIBOR(2)	22,211	—	22,211	Bank of Nova Scotia
6,330	02/13/17	1.128%	3 month LIBOR(2)	29,636	—	29,636	Bank of Nova Scotia
6,470	02/15/17	3.366%	3 month LIBOR(1)	676,880	—	676,880	Citibank N.A.
1,170	02/15/17	3.363%	3 month LIBOR(1)	122,248	—	122,248	Citibank N.A.
3,380	03/06/17	1.123%	3 month LIBOR(2)	20,199	—	20,199	Barclays Bank PLC
6,150	03/30/17	1.233%	3 month LIBOR(2)	10,781	—	10,781	Bank of Nova Scotia
5,290	05/15/18	2.318%	3 month LIBOR(1)	277,848	—	277,848	JPMorgan Chase Bank
2,990	07/28/18	2.455%	3 month LIBOR(1)	161,913	—	161,913	Bank of America N.A.
4,600	08/01/18	2.440%	3 month LIBOR(1)	243,022	—	243,022	Citibank N.A.
1,960	08/02/18	2.400%	3 month LIBOR(1)	98,476	—	98,476	Barclays Bank PLC
5,640	08/04/18	2.179%	3 month LIBOR(1)	203,769	—	203,769	Barclays Bank PLC
108,200	08/09/18	2.008%	3 month LIBOR(1)	2,746,065	—	2,746,065	Barclays Bank PLC
5,430	08/09/18	2.136%	3 month LIBOR(1)	181,572	—	181,572	Bank of America N.A.
4,950	08/09/18	2.058%	3 month LIBOR(2)	(141,121)	—	(141,121)	Barclays Bank PLC
25,100	08/10/18	2.059%	3 month LIBOR(1)	715,982	—	715,982	Citibank N.A.
36,260	08/11/18	2.047%	3 month LIBOR(1)	1,003,844	—	1,003,844	Morgan Stanley Capital Services
3,500	08/12/18	1.764%	3 month LIBOR(1)	34,628	—	34,628	UBS AG

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 49,750	08/17/18	1.838%	3 month LIBOR(1)	$ 706,157	$ —	$ 706,157	Barclays Bank PLC
5,900	08/17/18	1.845%	3 month LIBOR(2)	(86,514)	—	(86,514)	Morgan Stanley Capital Services
3,350	08/18/18	1.818%	3 month LIBOR(2)	(43,006)	—	(43,006)	Citibank N.A.
5,600	08/24/18	1.743%	3 month LIBOR(1)	39,870	—	39,870	Bank of America N.A.
6,250	08/25/18	1.773%	3 month LIBOR(1)	59,190	—	59,190	Morgan Stanley Capital Services
4,420	08/30/18	1.850%	3 month LIBOR(1)	62,400	—	62,400	Morgan Stanley Capital Services
2,760	08/31/18	1.798%	3 month LIBOR(2)	(30,212)	—	(30,212)	Barclays Bank PLC
7,855	09/02/18	1.825%	3 month LIBOR(2)	(96,430)	—	(96,430)	Barclays Bank PLC
3,530	09/06/18	1.820%	3 month LIBOR(2)	(41,386)	—	(41,386)	Barclays Bank PLC
1,760	09/08/18	1.688%	3 month LIBOR(2)	(5,679)	—	(5,679)	Barclays Bank PLC
5,250	09/13/18	1.695%	3 month LIBOR(2)	(13,996)	—	(13,996)	Barclays Bank PLC
3,830	09/15/18	1.671%	3 month LIBOR(1)	6,716	—	6,716	Barclays Bank PLC
33,580	09/27/18	1.525%	3 month LIBOR(1)	(272,189)	—	(272,189)	Morgan Stanley Capital Services
11,590	09/28/18	1.598%	3 month LIBOR(1)	(42,122)	—	(42,122)	Barclays Bank PLC
1,950	09/29/18	1.710%	3 month LIBOR(1)	4,809	—	4,809	Barclays Bank PLC
31,800	10/03/18	1.745%	3 month LIBOR(1)	396,270	—	396,270	UBS AG
15,225	10/05/18	1.665%	3 month LIBOR(1)	105,236	—	105,236	Morgan Stanley Capital Services
20,705	10/06/18	1.599%	3 month LIBOR(1)	46,844	—	46,844	JPMorgan Chase Bank
5,370	10/11/18	1.770%	3 month LIBOR(1)	72,572	—	72,572	JPMorgan Chase Bank
9,260	10/27/18	1.960%	3 month LIBOR(2)	(231,732)	—	(231,732)	Barclays Bank PLC
10,275	11/01/18	1.984%	3 month LIBOR(2)	(270,183)	—	(270,183)	Barclays Bank PLC
30,925	11/02/18	1.880%	3 month LIBOR(2)	(595,109)	—	(595,109)	Barclays Bank PLC
10,535	11/15/18	1.531%	3 month LIBOR(2)	105,150	—	105,150	Citibank N.A.
10,385	11/15/18	1.700%	3 month LIBOR(2)	(7,947)	—	(7,947)	Morgan Stanley Capital Services
10,385	11/15/18	1.712%	3 month LIBOR(2)	(15,706)	—	(15,706)	Citibank N.A.
19,335	11/22/18	1.766%	3 month LIBOR(1)	196,777	—	196,777	Morgan Stanley Capital Services
41,000	11/23/18	1.760%	3 month LIBOR(1)	396,657	—	396,657	Barclays Bank PLC
13,200	11/23/18	1.741%	3 month LIBOR(1)	110,823	—	110,823	Deutsche Bank AG
37,730	11/25/18	1.746%	3 month LIBOR(1)	322,621	—	322,621	Morgan Stanley Capital Services
27,765	11/29/18	1.758%	3 month LIBOR(1)	252,008	—	252,008	Citibank N.A.
19,970	11/30/18	1.830%	3 month LIBOR(1)	277,081	—	277,081	Barclays Bank PLC
25,755	12/05/18	1.813%	3 month LIBOR(2)	(318,184)	—	(318,184)	Barclays Bank PLC
2,270	12/19/18	1.668%	3 month LIBOR(1)	3,812	—	3,812	Barclays Bank PLC
8,710	12/22/18	1.693%	3 month LIBOR(1)	26,795	—	26,795	Barclays Bank PLC
132,800	12/31/18	2.807%	3 month LIBOR(1)	15,768,632	—	15,768,632	Merrill Lynch Capital Services, Inc.
49,000	12/31/18	2.808%	3 month LIBOR(1)	4,603,730	—	4,603,730	JPMorgan Chase Bank
45,000	12/31/18	3.376%	3 month LIBOR(1)	6,779,639	—	6,779,639	Citibank N.A.
31,200	12/31/18	2.259%	3 month LIBOR(1)	1,467,113	—	1,467,113	Citibank N.A.
14,500	12/31/18	1.797%	3 month LIBOR(2)	(119,916)	—	(119,916)	Morgan Stanley Capital Services
12,780	12/31/18	3.275%	3 month LIBOR(1)	1,765,928	—	1,765,928	JPMorgan Chase Bank
11,890	12/31/18	2.463%	3 month LIBOR(2)	(1,015,499)	—	(1,015,499)	Citibank N.A.
10,000	12/31/18	3.079%	3 month LIBOR(1)	1,235,481	—	1,235,481	Morgan Stanley Capital Services
16,455	01/31/19	1.555%	3 month LIBOR(2)	173,528	—	173,528	Morgan Stanley Capital Services
10,360	02/04/19	1.448%	3 month LIBOR(2)	186,698	—	186,698	Bank of Nova Scotia
8,225	02/06/19	1.438%	3 month LIBOR(2)	155,345	—	155,345	Bank of Nova Scotia
8,800	02/07/19	1.438%	3 month LIBOR(2)	166,771	—	166,771	Barclays Bank PLC
1,600	02/16/19	1.580%	3 month LIBOR(1)	(16,141)	—	(16,141)	Citibank N.A.
5,200	02/21/19	1.643%	3 month LIBOR(2)	32,122	—	32,122	JPMorgan Chase Bank
2,735	02/21/19	1.573%	3 month LIBOR(2)	29,721	—	29,721	Citibank N.A.
2,710	02/23/19	1.633%	3 month LIBOR(2)	19,217	—	19,217	Barclays Bank PLC
4,000	02/28/19	1.578%	3 month LIBOR(2)	44,373	—	44,373	Barclays Bank PLC
6,750	03/02/19	1.543%	3 month LIBOR(2)	91,309	—	91,309	Barclays Bank PLC
1,800	03/05/19	1.643%	3 month LIBOR(2)	12,508	—	12,508	Bank of Nova Scotia
2,350	03/09/19	1.570%	3 month LIBOR(2)	28,528	—	28,528	Bank of Nova Scotia
2,800	03/13/19	1.616%	3 month LIBOR(2)	25,851	—	25,851	Barclays Bank PLC
6,200	03/22/19	1.980%	3 month LIBOR(1)	90,055	—	90,055	Bank of Nova Scotia
1,660	11/15/19	4.546%	3 month LIBOR(2)	(656,722)	—	(656,722)	Deutsche Bank AG
2,500	03/15/20	3.769%	3 month LIBOR(1)	343,129	—	343,129	Citibank N.A.

AST BOND PORTFOLIO 2018 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 1,548	05/15/21	4.419%	3 month LIBOR(2)	$ (608,462)	$ —	$ (608,462)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 month LIBOR(2)	(613,645)	—	(613,645)	Deutsche Bank AG
2,700	06/08/21	4.640%	3 month LIBOR(1)	172,097	—	172,097	Morgan Stanley Capital Services
3,585	07/20/21	3.035%	3 month LIBOR(1)	281,496	—	281,496	Citibank N.A.
1,370	08/09/21	2.625%	3 month LIBOR(2)	(55,664)	—	(55,664)	Citibank N.A.
3,250	08/15/21	2.380%	3 month LIBOR(2)	(60,308)	—	(60,308)	Barclays Bank PLC
1,920	08/19/21	2.350%	3 month LIBOR(2)	(30,093)	—	(30,093)	Barclays Bank PLC
1,910	08/22/21	2.204%	3 month LIBOR(1)	4,734	—	4,734	UBS AG
3,140	08/24/21	2.250%	3 month LIBOR(1)	20,106	—	20,106	Citibank N.A.
3,140	08/24/21	2.255%	3 month LIBOR(1)	21,487	—	21,487	Citibank N.A.
7,050	08/25/21	2.222%	3 month LIBOR(2)	(27,092)	—	(27,092)	Bank of America N.A.
8,400	09/06/21	2.226%	3 month LIBOR(1)	28,093	—	28,093	UBS AG
3,305	09/06/21	2.431%	3 month LIBOR(1)	70,752	—	70,752	Morgan Stanley Capital Services
2,750	09/06/21	2.223%	3 month LIBOR(1)	8,395	—	8,395	UBS AG
1,915	09/06/21	2.248%	3 month LIBOR(1)	10,055	—	10,055	Barclays Bank PLC
3,050	09/09/21	2.205%	3 month LIBOR(2)	(3,995)	—	(3,995)	Barclays Bank PLC
1,940	09/13/21	2.171%	3 month LIBOR(2)	3,819	—	3,819	Bank of America N.A.
8,030	09/14/21	2.160%	3 month LIBOR(1)	(24,329)	—	(24,329)	Barclays Bank PLC
1,310	09/16/21	2.213%	3 month LIBOR(1)	1,909	—	1,909	Barclays Bank PLC
545	09/19/21	2.259%	3 month LIBOR(2)	(2,874)	—	(2,874)	Barclays Bank PLC
3,185	09/21/21	2.170%	3 month LIBOR(2)	8,479	—	8,479	Barclays Bank PLC
2,580	09/22/21	2.158%	3 month LIBOR(1)	(9,889)	—	(9,889)	Barclays Bank PLC
1,940	09/23/21	2.099%	3 month LIBOR(2)	17,573	—	17,573	Citibank N.A.
2,640	09/27/21	1.933%	3 month LIBOR(1)	(63,306)	—	(63,306)	Citibank N.A.
3,365	10/03/21	2.188%	3 month LIBOR(1)	24,723	—	24,723	Barclays Bank PLC
2,215	10/03/21	2.160%	3 month LIBOR(1)	10,622	—	10,622	Morgan Stanley Capital Services
1,490	10/04/21	2.108%	3 month LIBOR(1)	(172)	—	(172)	Citibank N.A.
3,780	10/06/21	2.038%	3 month LIBOR(2)	25,764	—	25,764	Citibank N.A.
1,575	10/06/21	2.060%	3 month LIBOR(2)	7,448	—	7,448	UBS AG
1,430	10/06/21	1.965%	3 month LIBOR(1)	(19,363)	—	(19,363)	JPMorgan Chase Bank
3,900	10/11/21	2.265%	3 month LIBOR(2)	(54,113)	—	(54,113)	Citibank N.A.
3,900	10/11/21	2.285%	3 month LIBOR(2)	(61,345)	—	(61,345)	Barclays Bank PLC
1,690	10/11/21	2.118%	3 month LIBOR(1)	338	—	338	Citibank N.A.
6,395	10/14/21	2.405%	3 month LIBOR(1)	170,336	—	170,336	UBS AG
2,200	10/19/21	2.358%	3 month LIBOR(2)	(47,920)	—	(47,920)	Barclays Bank PLC
540	11/01/21	2.483%	3 month LIBOR(2)	(17,403)	—	(17,403)	Barclays Bank PLC
15,000	11/23/21	2.150%	3 month LIBOR(2)	4,063	—	4,063	Barclays Bank PLC
3,440	11/23/21	2.148%	3 month LIBOR(2)	1,668	—	1,668	Citibank N.A.
860	11/29/21	2.129%	3 month LIBOR(1)	(2,304)	—	(2,304)	JPMorgan Chase Bank
555	11/30/21	2.229%	3 month LIBOR(1)	3,596	—	3,596	JPMorgan Chase Bank
690	12/05/21	2.251%	3 month LIBOR(2)	(5,595)	—	(5,595)	Barclays Bank PLC
4,010	12/06/21	2.238%	3 month LIBOR(2)	(27,254)	—	(27,254)	Barclays Bank PLC
3,350	12/14/21	2.150%	3 month LIBOR(2)	6,405	—	6,405	Barclays Bank PLC
1,850	12/23/21	2.090%	3 month LIBOR(2)	14,921	—	14,921	Barclays Bank PLC
3,400	12/28/21	2.118%	3 month LIBOR(2)	20,114	—	20,114	Barclays Bank PLC
3,850	01/13/22	2.050%	3 month LIBOR(2)	57,553	—	57,553	Bank of Nova Scotia
630	01/13/22	2.068%	3 month LIBOR(1)	(8,401)	—	(8,401)	Citibank N.A.
5,300	01/19/22	2.015%	3 month LIBOR(2)	98,940	—	98,940	Bank of Nova Scotia
3,830	01/20/22	1.999%	3 month LIBOR(2)	77,638	—	77,638	Bank of Nova Scotia
3,715	01/24/22	2.148%	3 month LIBOR(1)	(25,573)	—	(25,573)	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 month LIBOR(2)	29,820	—	29,820	Bank of Nova Scotia
2,250	01/24/22	2.118%	3 month LIBOR(2)	21,707	—	21,707	Bank of Nova Scotia
3,830	01/25/22	2.171%	3 month LIBOR(1)	(18,398)	—	(18,398)	Bank of Nova Scotia
1,945	01/27/22	2.071%	3 month LIBOR(2)	27,507	—	27,507	Citibank N.A.
1,750	01/30/22	2.082%	3 month LIBOR(2)	23,682	—	23,682	Citibank N.A.
3,540	02/02/22	1.914%	3 month LIBOR(2)	103,420	—	103,420	Citibank N.A.
3,430	02/07/22	2.056%	3 month LIBOR(2)	56,425	—	56,425	Citibank N.A.
3,755	02/10/22	2.097%	3 month LIBOR(2)	48,487	—	48,487	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$3,370	02/13/22	2.120%	3 month LIBOR(1)	$(37,375)	$—	$(37,375)	Bank of Nova Scotia
2,625	02/17/22	2.018%	3 month LIBOR(2)	54,537	—	54,537	Bank of Nova Scotia
1,950	02/21/22	2.105%	3 month LIBOR(2)	25,448	—	25,448	JPMorgan Chase Bank
1,300	02/21/22	2.100%	3 month LIBOR(2)	17,563	—	17,563	JPMorgan Chase Bank
1,980	02/23/22	2.117%	3 month LIBOR(2)	24,004	—	24,004	JPMorgan Chase Bank
2,300	03/21/22	2.325%	3 month LIBOR(1)	11,805	—	11,805	Barclays Bank PLC
4,600	03/23/22	2.368%	3 month LIBOR(1)	40,924	—	40,924	Citibank N.A.
4,500	08/22/26	2.720%	3 month LIBOR(2)	(25,796)	—	(25,796)	JPMorgan Chase Bank
1,610	02/14/27	2.503%	3 month LIBOR(1)	(39,833)	—	(39,833)	Barclays Bank PLC
1,410	08/24/41	3.065%	3 month LIBOR(2)	(13,327)	—	(13,327)	Citibank N.A.
1,410	08/24/41	3.074%	3 month LIBOR(2)	(15,810)	—	(15,810)	Citibank N.A.
1,450	09/06/41	3.028%	3 month LIBOR(2)	(1,724)	—	(1,724)	UBS AG
1,450	09/06/41	3.110%	3 month LIBOR(2)	(25,775)	—	(25,775)	UBS AG
1,425	09/08/41	2.954%	3 month LIBOR(1)	(19,613)	—	(19,613)	Barclays Bank PLC
915	09/09/41	3.019%	3 month LIBOR(1)	(592)	—	(592)	Barclays Bank PLC
1,670	10/11/41	2.719%	3 month LIBOR(2)	85,097	—	85,097	JPMorgan Chase Bank
1,700	10/17/41	2.905%	3 month LIBOR(1)	(22,383)	—	(22,383)	Barclays Bank PLC
1,750	12/12/41	2.685%	3 month LIBOR(1)	(108,369)	—	(108,369)	Citibank N.A.
1,665	12/20/41	2.614%	3 month LIBOR(2)	128,113	—	128,113	Citibank N.A.
1,350	12/20/41	2.615%	3 month LIBOR(1)	(103,531)	—	(103,531)	Barclays Bank PLC
1,050	01/10/42	2.718%	3 month LIBOR(1)	(61,525)	—	(61,525)	Barclays Bank PLC
1,105	01/11/42	2.710%	3 month LIBOR(1)	(66,524)	—	(66,524)	Citibank N.A.
2,155	01/12/42	2.773%	3 month LIBOR(2)	102,409	—	102,409	Citibank N.A.
1,470	02/09/42	2.840%	3 month LIBOR(1)	(52,559)	—	(52,559)	Barclays Bank PLC

				$36,830,929	$—	$36,830,929

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	000000000000000000	000000000000000000	000000000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$36,843,058	$—
Commercial Mortgage-Backed Securities	—	34,157,469	—
Corporate Bonds	—	31,917,311	—
Municipal Bond	—	278,265	—
Non-Corporate Foreign Agencies	—	7,078,350	—
Sovereign	—	1,412,661	—
U.S. Government Agency Obligations	—	122,397,489	—
U.S. Government Mortgage-Backed Securities	—	34,046,000	—
U.S. Treasury Obligations	—	57,330,807	—
Affiliated Money Market Mutual Fund	199,670,632	—	—
Other Financial Instruments*
Futures Contracts	84,489	—	—
Interest Rate Swaps	—	36,830,929	—

Total	$ 199,755,121	$362,292,339	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 56.6%
ASSET-BACKED SECURITIES — 7.3%
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%	04/15/16	$220	$219,781
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492%(c)	11/15/15	600	601,263
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%	09/15/16	300	299,671
Chase Issuance Trust, Series 2005-A11, Class A .	Aaa	0.312%(c)	12/15/14	1,000	1,000,387
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.534%(c)	12/15/18	1,000	993,540
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542%(c)	02/17/15	800	803,985
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%	10/15/13	117	116,976
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	200	200,106
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302%(c)	11/16/15	1,000	1,000,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	200	200,055

TOTAL ASSET-BACKED SECURITIES (cost $5,028,928)					5,435,764

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	210	212,145
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3.	Aaa	5.712%(c)	09/11/38	478	490,945
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	300	314,969
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	41	40,521
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%	09/11/42	483	488,271
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	80	83,089
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%	06/10/46	39	39,380
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	59	59,058
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	332	332,284
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2.	Aaa	5.381%	03/10/39	375	379,454
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4.	AA-(d)	5.553%	04/10/38	200	221,619
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4.	Aaa	5.560%	11/10/39	700	788,630
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%(c)	08/10/45	233	236,887
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%(c)	12/12/44	313	314,873
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2 .	Aaa	5.857%(c)	04/15/45	32	32,038
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2. .	Aaa	5.801%(c)	06/15/49	434	436,050
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2. .	Aaa	5.827%	02/15/51	193	195,558

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%	08/15/46	$100	$107,467
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%	03/15/32	4	4,157
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	19	19,292
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	300	340,937
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.428%(c)	02/12/39	150	168,265
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	211	211,260
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%(c)	01/15/45	700	777,896
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%(c)	05/15/43	44	44,332
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%	11/15/48	29	28,819
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	5.854%(c)	02/15/51	450	452,077

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $6,173,402)					6,820,273

CORPORATE BONDS — 7.6%
Banking — 1.9%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	205	212,332
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes.	Aa3	6.750%	05/22/19	165	189,728
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	150	184,932
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%	03/15/20	35	35,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	6.300%	04/23/19	175	202,215
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	245	256,437
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	288,426
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	6.125%	01/11/21	60	64,221

					1,433,871

Capital Goods — 0.5%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	293,363
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	60	64,024

					357,387

Electric — 0.2%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	117,578

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	49,432

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes.	A2	4.100%	02/01/21	60	65,627

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	$30	$31,916

					97,543

Foods — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	175	228,300
Bottling Group LLC, Gtd. Notes.	Aa3	5.125%	01/15/19	90	105,149
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	A+(d)	4.250%	03/01/15	300	327,370
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	220,997

					881,816

Healthcare & Pharmaceutical — 0.6%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes.	Aa2	5.125%	02/10/19	165	193,263
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	180	219,510

					412,773

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	190	233,949

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	60	65,250
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	239,719

					304,969

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	55	58,914
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	102,456

					161,370

Metals
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	25	26,268

Non-Captive Finance — 0.2%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	Aa2	6.000%	08/07/19	150	175,164

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	163,534

Retailers — 0.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	235	289,882
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.125%	02/01/19	305	339,190

					629,072

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	208,332

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	08/15/21	110	116,347

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	$200	$271,765

TOTAL CORPORATE BONDS (cost $5,019,731)					5,641,170

MUNICIPAL BOND — 0.2%
State of California GO, Taxable Var. Purp. 3 (cost $125,772)	A1	5.450%	04/01/15	125	139,132

NON-CORPORATE FOREIGN AGENCIES — 1.2%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes.	Aaa	2.375%	08/25/21	805	786,821
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	117,221

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $902,676)					904,042

SOVEREIGN — 0.2%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $139,912)	Aaa	0.875%	02/14/17	140	138,302

U.S. GOVERNMENT AGENCY OBLIGATIONS —15.7%
Federal Home Loan Mortgage Corp.		0.625%	12/29/14	5	5,008
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	395	394,466
Federal National Mortgage Association(h)		2.375%	04/11/16	855	902,983
Financing Corp. FICO Strips Principal, Series D-P		2.390%(s)	09/26/19	2,900	2,430,113
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes.		2.640%(s)	03/15/20	1,000	824,372
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	407	388,767
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	378	361,067
PNC Funding Corp., FDIC Gtd. Notes		0.781%(c)	04/01/12	6,400	6,400,018

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,178,237)					11,706,794

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds		6.250%	08/15/23	1,365	1,890,525
U.S. Treasury Notes(h)		0.125%	08/31/13	5,000	4,988,670
U.S. Treasury Notes(h)		0.875%	02/28/17	150	148,945
U.S. Treasury Notes		1.500%	03/31/19	510	506,135
U.S. Treasury Notes(h)(k)		2.000%	02/15/22	430	421,736
U.S. Treasury Notes(h)		2.375%	02/28/15	100	105,312
U.S. Treasury Notes(h)		3.125%	10/31/16	1,165	1,277,950
U.S. Treasury Notes(h)		3.125%	01/31/17	1,520	1,670,931
U.S. Treasury Notes		3.125%	04/30/17	175	192,719
U.S. Treasury Strips Coupon		2.940%(n)	02/15/25	150	102,815

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,324,402)					11,305,738

TOTAL LONG-TERM INVESTMENTS (cost $39,893,060)					42,091,215

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 42.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $31,598,619)(w)	31,598,619	$31,598,619

TOTAL INVESTMENTS — 99.1% (cost $71,491,679)		73,689,834
Other assets in excess of liabilities(x) — 0.9%		640,224

NET ASSETS — 100.0%		$74,330,058

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AID	Agency for International Development

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corp.

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at March 31, 2012.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
45	90 Day Eurodollar	Jun. 2012	$11,198,945	$11,197,125	$ (1,820)
10	10 Year U.S. Treasury Notes	Jun. 2012	1,288,429	1,294,844	6,415
					4,595
Short Positions:
18	2 Year U.S. Treasury Notes	Jun. 2012	3,961,506	3,962,531	(1,025)
22	5 Year U.S. Treasury Notes	Jun. 2012	2,698,310	2,695,859	2,451
1	U.S. Ultra Bond	Jun. 2012	151,185	150,969	216
					1,642
					$ 6,237

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$400	09/12/14	0.656%	3 month LIBOR(2)	$(77)	$ —	$ (77)	Barclays Bank PLC
600	09/19/14	0.669%	3 month LIBOR(2)	(271)	—	(271)	JPMorgan Chase Bank
500	10/28/14	0.816%	3 month LIBOR(2)	(3,016)	—	(3,016)	Barclays Bank PLC
405	10/28/14	0.809%	3 month LIBOR(2)	(2,360)	—	(2,360)	Barclays Bank PLC

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$800	11/01/14	0.784%	3 month LIBOR(2)	$(3,986)	$ —	$ (3,986)	Morgan Stanley Capital Services
460	08/04/16	1.528%	3 month LIBOR(2)	(9,119)	—	(9,119)	Citibank N.A.
400	08/22/16	1.168%	3 month LIBOR(2)	(1,221)	—	(1,221)	Morgan Stanley Capital Services
685	08/26/16	1.299%	3 month LIBOR(1)	5,941	—	5,941	Morgan Stanley Capital Services
2,500	09/12/16	1.168%	3 month LIBOR(2)	(5,391)	—	(5,391)	Morgan Stanley Capital Services
805	09/28/16	1.238%	3 month LIBOR(2)	(3,701)	—	(3,701)	Barclays Bank PLC
555	09/28/16	1.183%	3 month LIBOR(2)	(1,184)	—	(1,184)	Barclays Bank PLC
850	10/11/16	1.430%	3 month LIBOR(2)	(15,331)	—	(15,331)	Citibank N.A.
370	12/29/16	1.351%	3 month LIBOR(1)	3,820	—	3,820	Barclays Bank PLC
250	12/30/16	1.328%	3 month LIBOR(1)	2,278	—	2,278	Citibank N.A.
2,750	01/03/17	1.273%	3 month LIBOR(1)	12,869	—	12,869	Citibank N.A.
390	01/03/17	1.311%	3 month LIBOR(2)	(2,563)	—	(2,563)	Citibank N.A.
290	01/09/17	1.237%	3 month LIBOR(2)	(747)	—	(747)	Barclays Bank PLC
425	01/12/17	1.201%	3 month LIBOR(2)	(280)	—	(280)	JPMorgan Chase Bank
605	01/26/17	1.215%	3 month LIBOR(1)	323	—	323	Bank of Nova Scotia
425	01/26/17	1.227%	3 month LIBOR(1)	486	—	486	JPMorgan Chase Bank
1,300	01/27/17	1.138%	3 month LIBOR(2)	4,299	—	4,299	Bank of Nova Scotia
2,265	01/31/17	1.055%	3 month LIBOR(1)	(17,158)	—	(17,158)	Bank of Nova Scotia
1,300	02/02/17	1.020%	3 month LIBOR(1)	(12,250)	—	(12,250)	Bank of Nova Scotia
560	02/07/17	0.965%	3 month LIBOR(1)	(6,916)	—	(6,916)	Barclays Bank PLC
625	02/13/17	1.128%	3 month LIBOR(2)	2,926	—	2,926	Bank of Nova Scotia
850	03/30/17	1.233%	3 month LIBOR(2)	1,490	—	1,490	Bank of Nova Scotia
1,120	05/15/18	2.318%	3 month LIBOR(1)	58,826	—	58,826	JPMorgan Chase Bank
580	07/27/18	2.473%	3 month LIBOR(2)	(32,183)	—	(32,183)	Bank of America N.A.
430	08/02/18	2.400%	3 month LIBOR(2)	(21,683)	—	(21,683)	Barclays Bank PLC
70	08/09/18	2.136%	3 month LIBOR(1)	2,341	—	2,341	Bank of America N.A.
1,500	08/22/18	1.665%	3 month LIBOR(2)	(4,545)	—	(4,545)	JPMorgan Chase Bank
500	08/30/18	1.850%	3 month LIBOR(1)	7,059	—	7,059	Morgan Stanley Capital Services
500	08/31/18	1.893%	3 month LIBOR(2)	(8,451)	—	(8,451)	Barclays Bank PLC
600	09/01/18	1.820%	3 month LIBOR(2)	(7,182)	—	(7,182)	Citibank N.A.
590	09/06/18	1.820%	3 month LIBOR(2)	(6,917)	—	(6,917)	Barclays Bank PLC
490	09/08/18	1.688%	3 month LIBOR(2)	(1,581)	—	(1,581)	Barclays Bank PLC
190	09/27/18	1.525%	3 month LIBOR(1)	(1,540)	—	(1,540)	Morgan Stanley Capital Services
2,935	09/29/18	1.735%	3 month LIBOR(2)	(14,505)	—	(14,505)	Barclays Bank PLC
845	10/03/18	1.745%	3 month LIBOR(1)	10,530	—	10,530	UBS AG
490	10/11/18	1.770%	3 month LIBOR(1)	6,622	—	6,622	JPMorgan Chase Bank
655	10/21/18	1.908%	3 month LIBOR(2)	(14,390)	—	(14,390)	Barclays Bank PLC
740	10/27/18	1.960%	3 month LIBOR(2)	(18,519)	—	(18,519)	Barclays Bank PLC
605	11/01/18	1.984%	3 month LIBOR(2)	(15,909)	—	(15,909)	Barclays Bank PLC
320	11/02/18	1.880%	3 month LIBOR(2)	(6,158)	—	(6,158)	Barclays Bank PLC
350	11/04/18	1.766%	3 month LIBOR(2)	(3,992)	—	(3,992)	Barclays Bank PLC
460	11/08/18	1.738%	3 month LIBOR(2)	(4,247)	—	(4,247)	Citibank N.A.
925	11/15/18	1.531%	3 month LIBOR(2)	9,232	—	9,232	Citibank N.A.
895	11/15/18	1.700%	3 month LIBOR(2)	(685)	—	(685)	Morgan Stanley Capital Services
895	11/15/18	1.712%	3 month LIBOR(2)	(1,354)	—	(1,354)	Citibank N.A.
190	11/22/18	1.766%	3 month LIBOR(1)	1,934	—	1,934	Morgan Stanley Capital Services
735	11/25/18	1.746%	3 month LIBOR(1)	6,285	—	6,285	Morgan Stanley Capital Services
295	11/30/18	1.830%	3 month LIBOR(1)	4,093	—	4,093	Barclays Bank PLC
560	12/05/18	1.813%	3 month LIBOR(2)	(6,918)	—	(6,918)	Barclays Bank PLC
570	12/12/18	1.750%	3 month LIBOR(2)	(4,381)	—	(4,381)	Barclays Bank PLC
600	12/14/18	1.709%	3 month LIBOR(2)	(2,867)	—	(2,867)	Barclays Bank PLC
1,070	01/12/19	1.699%	3 month LIBOR(2)	(500)	—	(500)	Citibank N.A.
530	01/17/19	1.603%	3 month LIBOR(2)	3,338	—	3,338	Barclays Bank PLC
355	01/31/19	1.555%	3 month LIBOR(2)	3,744	—	3,744	Morgan Stanley Capital Services
1,545	02/16/19	1.580%	3 month LIBOR(1)	(15,587)	—	(15,587)	Citibank N.A.
280	02/21/19	1.573%	3 month LIBOR(2)	3,043	—	3,043	Citibank N.A.
820	02/23/19	1.631%	3 month LIBOR(1)	(5,883)	—	(5,883)	Citibank N.A.
400	03/05/19	1.643%	3 month LIBOR(2)	2,780	—	2,780	Bank of Nova Scotia
2,700	03/19/19	1.880%	3 month LIBOR(1)	21,693	—	21,693	Bank of Nova Scotia

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$2,250	03/22/19	1.980%	3 month LIBOR(1)	$32,681	$ —	$ 32,681	Bank of Nova Scotia
957	11/15/19	4.546%	3 month LIBOR(2)	(378,450)	—	(378,450)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 month LIBOR(1)	83,683	—	83,683	Bank of America N.A.
13,905	12/31/19	3.018%	3 month LIBOR(2)	(1,501,127)	—	(1,501,127)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	1,918,614	—	1,918,614	JPMorgan Chase Bank
10,600	12/31/19	4.137%	3 month LIBOR(1)	3,535,462	—	3,535,462	JPMorgan Chase Bank
6,055	12/31/19	2.619%	3 month LIBOR(2)	(549,912)	—	(549,912)	Citibank N.A.
5,220	12/31/19	4.256%	3 month LIBOR(1)	1,849,567	—	1,849,567	JPMorgan Chase Bank
3,700	12/31/19	4.886%	3 month LIBOR(1)	1,699,848	—	1,699,848	JPMorgan Chase Bank
3,200	12/31/19	3.193%	3 month LIBOR(2)	(619,854)	—	(619,854)	Morgan Stanley Capital Services
1,950	12/31/19	3.193%	3 month LIBOR(2)	(381,566)	—	(381,566)	Morgan Stanley Capital Services
1,500	12/31/19	3.102%	3 month LIBOR(2)	(273,384)	—	(273,384)	Morgan Stanley Capital Services
1,500	12/31/19	3.110%	3 month LIBOR(2)	(274,566)	—	(274,566)	Morgan Stanley Capital Services
1,400	12/31/19	3.628%	3 month LIBOR(2)	(329,758)	—	(329,758)	Morgan Stanley Capital Services
1,000	12/31/19	3.496%	3 month LIBOR(2)	(231,667)	—	(231,667)	Morgan Stanley Capital Services
1,000	12/31/19	3.555%	3 month LIBOR(2)	(239,399)	—	(239,399)	Morgan Stanley Capital Services
1,000	12/31/19	3.843%	3 month LIBOR(2)	(264,979)	—	(264,979)	Morgan Stanley Capital Services
1,000	12/31/19	3.892%	3 month LIBOR(2)	(271,821)	—	(271,821)	Morgan Stanley Capital Services
1,000	12/31/19	4.005%	3 month LIBOR(2)	(286,438)	—	(286,438)	Morgan Stanley Capital Services
1,000	12/31/19	4.191%	3 month LIBOR(2)	(321,051)	—	(321,051)	Morgan Stanley Capital Services
934	12/31/19	4.690%	3 month LIBOR(1)	397,736	—	397,736	JPMorgan Chase Bank
900	12/31/19	2.517%	3 month LIBOR(2)	(51,631)	—	(51,631)	Citibank N.A.
700	12/31/19	3.355%	3 month LIBOR(2)	(148,798)	—	(148,798)	Morgan Stanley Capital Services
670	12/31/19	2.005%	3 month LIBOR(2)	(5,902)	—	(5,902)	Bank of America N.A.
535	12/31/19	3.836%	3 month LIBOR(2)	(139,795)	—	(139,795)	Morgan Stanley Capital Services
400	12/31/19	3.780%	3 month LIBOR(2)	(101,600)	—	(101,600)	Morgan Stanley Capital Services
300	12/31/19	3.585%	3 month LIBOR(2)	(68,484)	—	(68,484)	Morgan Stanley Capital Services
957	05/15/20	4.246%	3 month LIBOR(2)	(391,724)	—	(391,724)	Deutsche Bank AG
3,685	09/10/20	2.620%	3 month LIBOR(2)	(172,186)	—	(172,186)	Barclays Bank PLC
1,145	09/17/20	2.708%	3 month LIBOR(2)	(60,994)	—	(60,994)	Morgan Stanley Capital Services
460	10/01/20	2.523%	3 month LIBOR(2)	(22,296)	—	(22,296)	UBS AG
3,150	11/12/20	2.888%	3 month LIBOR(2)	(239,144)	—	(239,144)	Citibank N.A.
892	05/15/21	4.419%	3 month LIBOR(2)	(350,639)	—	(350,639)	Deutsche Bank AG
889	05/15/21	4.446%	3 month LIBOR(2)	(353,626)	—	(353,626)	Deutsche Bank AG
540	06/08/21	4.640%	3 month LIBOR(1)	34,419	—	34,419	Morgan Stanley Capital Services
805	07/20/21	3.035%	3 month LIBOR(1)	63,209	—	63,209	Citibank N.A.
890	08/03/21	2.925%	3 month LIBOR(2)	(60,089)	—	(60,089)	Barclays Bank PLC
1,860	08/04/21	2.803%	3 month LIBOR(2)	(105,328)	—	(105,328)	Barclays Bank PLC
240	08/09/21	2.625%	3 month LIBOR(2)	(9,751)	—	(9,751)	Citibank N.A.
2,200	08/11/21	2.603%	3 month LIBOR(2)	(84,760)	—	(84,760)	Morgan Stanley Capital Services
450	08/11/21	2.570%	3 month LIBOR(1)	16,050	—	16,050	HSBC Bank USA N.A.
2,800	08/12/21	2.378%	3 month LIBOR(2)	(52,109)	—	(52,109)	Morgan Stanley Capital Services
7,375	08/15/21	2.395%	3 month LIBOR(1)	146,591	—	146,591	JPMorgan Chase Bank
370	08/15/21	2.380%	3 month LIBOR(2)	(6,866)	—	(6,866)	Barclays Bank PLC
425	08/18/21	2.408%	3 month LIBOR(2)	(8,849)	—	(8,849)	Citibank N.A.
220	08/19/21	2.350%	3 month LIBOR(2)	(3,448)	—	(3,448)	Barclays Bank PLC
220	08/22/21	2.204%	3 month LIBOR(1)	545	—	545	UBS AG
850	08/24/21	2.253%	3 month LIBOR(1)	5,630	—	5,630	Bank of America N.A.
360	08/24/21	2.250%	3 month LIBOR(1)	2,305	—	2,305	Citibank N.A.
360	08/24/21	2.255%	3 month LIBOR(1)	2,463	—	2,463	Citibank N.A.
805	08/25/21	2.222%	3 month LIBOR(2)	(3,093)	—	(3,093)	Bank of America N.A.
710	09/02/21	2.378%	3 month LIBOR(2)	(12,067)	—	(12,067)	Barclays Bank PLC
310	09/06/21	2.223%	3 month LIBOR(1)	946	—	946	UBS AG
215	09/06/21	2.248%	3 month LIBOR(1)	1,129	—	1,129	Barclays Bank PLC
310	09/09/21	2.205%	3 month LIBOR(2)	(406)	—	(406)	Barclays Bank PLC
4,600	09/12/21	2.188%	3 month LIBOR(1)	(2,295)	—	(2,295)	Barclays Bank PLC
210	09/13/21	2.171%	3 month LIBOR(2)	413	—	413	Bank of America N.A.
280	09/21/21	2.170%	3 month LIBOR(2)	745	—	745	Barclays Bank PLC
70	09/22/21	2.158%	3 month LIBOR(1)	(268)	—	(268)	Barclays Bank PLC

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$210	09/23/21	2.099%	3 month LIBOR(2)	$1,902	$ —	$ 1,902	Citibank N.A.
105	09/27/21	1.933%	3 month LIBOR(1)	(2,518)	—	(2,518)	Citibank N.A.
785	10/03/21	2.188%	3 month LIBOR(1)	5,768	—	5,768	Barclays Bank PLC
215	10/03/21	2.160%	3 month LIBOR(1)	1,031	—	1,031	Morgan Stanley Capital Services
140	10/04/21	2.108%	3 month LIBOR(1)	(16)	—	(16)	Citibank N.A.
360	10/06/21	2.038%	3 month LIBOR(2)	2,454	—	2,454	Citibank N.A.
215	10/07/21	2.135%	3 month LIBOR(1)	461	—	461	Citibank N.A.
370	10/11/21	2.285%	3 month LIBOR(2)	(5,820)	—	(5,820)	Barclays Bank PLC
360	10/11/21	2.118%	3 month LIBOR(1)	71	—	71	Citibank N.A.
360	10/11/21	2.265%	3 month LIBOR(2)	(4,995)	—	(4,995)	Citibank N.A.
830	10/19/21	2.358%	3 month LIBOR(2)	(18,079)	—	(18,079)	Barclays Bank PLC
290	11/01/21	2.483%	3 month LIBOR(2)	(9,346)	—	(9,346)	Barclays Bank PLC
205	11/03/21	2.190%	3 month LIBOR(2)	(1,024)	—	(1,024)	Barclays Bank PLC
310	11/23/21	2.148%	3 month LIBOR(2)	150	—	150	Citibank N.A.
150	11/30/21	2.229%	3 month LIBOR(1)	972	—	972	JPMorgan Chase Bank
915	12/05/21	2.271%	3 month LIBOR(2)	(9,090)	—	(9,090)	Barclays Bank PLC
245	12/05/21	2.251%	3 month LIBOR(2)	(1,987)	—	(1,987)	Barclays Bank PLC
330	12/06/21	2.238%	3 month LIBOR(2)	(2,243)	—	(2,243)	Barclays Bank PLC
130	12/19/21	2.053%	3 month LIBOR(1)	(1,467)	—	(1,467)	Barclays Bank PLC
380	12/22/21	2.085%	3 month LIBOR(1)	(3,216)	—	(3,216)	Barclays Bank PLC
270	12/23/21	2.090%	3 month LIBOR(2)	2,178	—	2,178	Barclays Bank PLC
470	12/28/21	2.118%	3 month LIBOR(2)	2,780	—	2,780	Barclays Bank PLC
325	01/13/22	2.050%	3 month LIBOR(2)	4,858	—	4,858	Bank of Nova Scotia
255	01/13/22	2.068%	3 month LIBOR(1)	(3,401)	—	(3,401)	Citibank N.A.
330	01/20/22	1.999%	3 month LIBOR(2)	6,689	—	6,689	Bank of Nova Scotia
320	01/24/22	2.148%	3 month LIBOR(1)	(2,203)	—	(2,203)	Bank of Nova Scotia
250	01/24/22	2.113%	3 month LIBOR(2)	2,527	—	2,527	Bank of Nova Scotia
190	01/24/22	2.118%	3 month LIBOR(2)	1,833	—	1,833	Bank of Nova Scotia
330	01/25/22	2.171%	3 month LIBOR(1)	(1,585)	—	(1,585)	Bank of Nova Scotia
170	01/27/22	2.071%	3 month LIBOR(2)	2,404	—	2,404	Citibank N.A.
150	01/30/22	2.082%	3 month LIBOR(2)	2,030	—	2,030	Citibank N.A.
325	02/02/22	1.914%	3 month LIBOR(2)	9,495	—	9,495	Citibank N.A.
325	02/07/22	2.056%	3 month LIBOR(2)	5,346	—	5,346	Citibank N.A.
370	02/10/22	2.097%	3 month LIBOR(2)	4,778	—	4,778	Morgan Stanley Capital Services
335	02/13/22	2.120%	3 month LIBOR(1)	(3,715)	—	(3,715)	Bank of Nova Scotia
270	02/17/22	2.018%	3 month LIBOR(2)	5,609	—	5,609	Bank of Nova Scotia
200	02/21/22	2.105%	3 month LIBOR(2)	2,610	—	2,610	JPMorgan Chase Bank
135	02/21/22	2.100%	3 month LIBOR(2)	1,824	—	1,824	JPMorgan Chase Bank
205	02/23/22	2.117%	3 month LIBOR(2)	2,485	—	2,485	JPMorgan Chase Bank
1,365	03/02/22	2.010%	3 month LIBOR(1)	(30,588)	—	(30,588)	Barclays Bank PLC
1,050	03/09/22	2.045%	3 month LIBOR(1)	(20,681)	—	(20,681)	Bank of Nova Scotia
950	03/21/22	2.325%	3 month LIBOR(1)	4,876	—	4,876	Barclays Bank PLC
800	03/28/22	2.350%	3 month LIBOR(1)	5,519	—	5,519	Barclays Bank PLC
1,500	09/12/26	2.663%	3 month LIBOR(2)	3,551	—	3,551	Morgan Stanley Capital Services
1,135	09/30/26	2.628%	3 month LIBOR(1)	(9,152)	—	(9,152)	Citibank N.A.
455	02/14/27	2.503%	3 month LIBOR(1)	(11,257)	—	(11,257)	Barclays Bank PLC
210	09/13/31	2.890%	3 month LIBOR(2)	(385)	—	(385)	Barclays Bank PLC
160	08/24/41	3.065%	3 month LIBOR(2)	(1,512)	—	(1,512)	Citibank N.A.
160	08/24/41	3.074%	3 month LIBOR(2)	(1,794)	—	(1,794)	Citibank N.A.
160	09/06/41	3.028%	3 month LIBOR(2)	(190)	—	(190)	UBS AG
160	09/06/41	3.110%	3 month LIBOR(2)	(2,844)	—	(2,844)	UBS AG
160	09/08/41	2.954%	3 month LIBOR(1)	(2,202)	—	(2,202)	Barclays Bank PLC
130	09/09/41	3.019%	3 month LIBOR(1)	(84)	—	(84)	Barclays Bank PLC
150	10/11/41	2.719%	3 month LIBOR(2)	7,643	—	7,643	JPMorgan Chase Bank
160	10/17/41	2.905%	3 month LIBOR(1)	(2,107)	—	(2,107)	Barclays Bank PLC
140	12/12/41	2.685%	3 month LIBOR(1)	(8,670)	—	(8,670)	Citibank N.A.
140	12/20/41	2.614%	3 month LIBOR(2)	10,772	—	10,772	Citibank N.A.
85	12/20/41	2.615%	3 month LIBOR(1)	(6,519)	—	(6,519)	Barclays Bank PLC
85	01/10/42	2.718%	3 month LIBOR(1)	(4,981)	—	(4,981)	Barclays Bank PLC

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 95	01/11/42	2.710%	3 month LIBOR(1)	$ (5,719)	$ —	$ (5,719)	Citibank N.A.
180	01/12/42	2.773%	3 month LIBOR(2)	8,554	—	8,554	Citibank N.A.
145	02/09/42	2.840%	3 month LIBOR(1)	(5,184)	—	(5,184)	Barclays Bank PLC
				$ 1,228,916	$ —	$ 1,228,916

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2019 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,435,764	$—
Commercial Mortgage-Backed Securities	—	6,820,273	—
Corporate Bonds	—	5,641,170	—
Municipal Bond	—	139,132	—
Non-Corporate Foreign Agencies	—	904,042	—
Sovereign	—	138,302	—
U.S. Government Agency Obligations	—	11,706,794	—
U.S. Treasury Obligations	—	11,305,738	—
Affiliated Money Market Mutual Fund	31,598,619	—	—
Other Financial Instruments*
Futures Contracts	6,237	—	—
Interest Rate Swaps	—	1,228,916	—

Total	$31,604,856	$43,320,131	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%

ASSET-BACKED SECURITIES — 29.1%
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492	%(c)	11/15/15	$900	$901,894
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.302	%(c)	04/15/16	60	60,017
Bank of America Auto Trust, Series 2009-3A, Class A3, 144A	Aaa	1.670%		12/15/13	10	9,931
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.492	%(c)	01/15/16	1,000	1,003,021
Chase Issuance Trust, Series 2008-A6, Class A6 .	Aaa	1.442	%(c)	05/15/15	40	40,545
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	140	167,376
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542	%(c)	02/17/15	1,000	1,004,981
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	35	35,093
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3	Aaa	2.620%		03/15/14	4	4,070
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302	%(c)	11/16/15	1,000	1,000,000

TOTAL ASSET-BACKED SECURITIES (cost $4,208,326)						4,226,928

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.4%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.750	%(c)	06/10/46	225	253,831
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	554	553,806
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2. .	Aaa	5.801	%(c)	06/15/49	723	726,750
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3	Aaa	4.647%		07/15/30	87	86,723
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.220	%(c)	11/12/37	100	111,568
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%		07/12/44	700	793,310

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,480,731)						2,525,988

CORPORATE BONDS — 14.2%

Banking — 3.5%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%		09/01/17	80	87,133
Citigroup, Inc., Unsec’d. Notes(h)	A3	8.500%		05/22/19	75	92,466
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%		03/15/20	50	50,829
JPMorgan Chase & Co., Sr. Unsec’d. Notes.	Aa3	6.300%		04/23/19	50	57,776
Morgan Stanley, Sr. Unsec’d. Notes, MTN(h)	A2	5.950%		12/28/17	100	102,959
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	6.125%		01/11/21	50	53,517
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%		12/11/17	50	57,939

						502,619

Capital Goods — 0.4%
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%		10/01/21	50	53,354

Energy - Integrated — 1.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%		10/01/20	65	71,402

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	$100	$109,266

					180,668

Energy - Other — 0.6%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	75	86,605

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	100	115,350

Healthcare & Pharmaceutical — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	50	52,348
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	50	60,975

					113,323

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	55	59,813
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	75	79,345
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	50	54,844

					194,002

Media & Entertainment — 0.8%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	50	53,557
Time Warner, Inc., Gtd. Notes.	Baa2	4.875%	03/15/20	55	60,857

					114,414

Metals — 1.6%
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	200	203,694
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	30	31,785

					235,479

Non-Captive Finance — 0.4%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	50	58,388

Pipelines & Other — 0.8%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	60,333
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.200%	09/01/20	50	55,843

					116,176

Retailers — 0.6%
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	75	89,309

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	08/15/21	50	52,885

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	105	142,677

TOTAL CORPORATE BONDS (cost $1,959,075)					2,055,249

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN — 0.3%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $39,975)	Aaa	0.875%	02/14/17	$40	$39,515

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	85	84,885
Financing Corp. FICO Strips Principal, Series D-P		2.390%(s)	09/26/19	1,890	1,583,763
Israel Government AID Bond (Israel), Series 11-Z, Gov’t. Gtd. Notes		2.200%(s)	05/15/19	985	843,363

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,960,153)					2,512,011

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bonds(h)		6.250%	08/15/23	670	927,950
U.S. Treasury Notes(h)		0.875%	02/28/17	75	74,473
U.S. Treasury Notes		1.500%	03/31/19	120	119,091
U.S. Treasury Notes(k)		1.750%	04/15/13	25	25,391
U.S. Treasury Notes		2.000%	02/15/22	50	49,039
U.S. Treasury Notes(h)		2.375%	02/28/15	115	121,109
U.S. Treasury Notes(h)		3.125%	10/31/16	350	383,934
U.S. Treasury Strips Coupon		2.940%(n)	02/15/25	35	23,990
United States Treasury Notes(h)		3.125%	01/31/17	335	368,264
United States Treasury Notes(h)		3.125%	05/15/19	690	759,809

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,871,204)					2,853,050

TOTAL LONG-TERM INVESTMENTS (cost $13,519,464)					14,212,741

				Shares

SHORT-TERM INVESTMENT — 11.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,660,870)(w)				1,660,870	1,660,870

TOTAL INVESTMENTS — 109.5% (cost $15,180,334)					15,873,611
Liabilities in excess of other assets(x) — (9.5)%					(1,379,336)

NET ASSETS — 100.0%					$14,494,275

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development FICO Financing Corp.
LIBOR	London Interbank Offered Rate MTN Medium Term Note
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
7	5 Year U.S. Treasury Notes.	Jun. 2012	$853,188	$857,773	$4,585
7	10 Year U.S. Treasury Notes.	Jun. 2012	904,985	906,391	1,406
10	90 Day Eurodollar	Jun. 2012	2,488,654	2,488,250	(404)

					$5,587

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 400	09/12/14	0.656%	3 month LIBOR(2)	$(77)	$ —	$ (77)	Barclays Bank PLC
400	09/19/14	0.669%	3 month LIBOR(2)	(181)	—	(181)	JPMorgan Chase Bank
150	10/28/14	0.809%	3 month LIBOR(2)	(874)	—	(874)	Barclays Bank PLC
1,120	12/07/14	0.823%	3 month LIBOR(1)	6,236	—	6,236	Barclays Bank PLC
1,200	02/21/15	0.690%	3 month LIBOR(1)	(1,652)	—	(1,652)	Citibank N.A.
530	03/19/15	0.844%	3 month LIBOR(2)	(1,486)	—	(1,486)	Barclays Bank PLC
18,125	07/26/16	1.794%	3 month LIBOR(2)	(580,008)	—	(580,008)	Citibank N.A.
7,825	08/18/16	1.201%	3 month LIBOR(1)	37,476	—	37,476	JPMorgan Chase Bank
370	08/22/16	1.168%	3 month LIBOR(2)	(1,129)	—	(1,129)	Morgan Stanley Capital Services
605	08/26/16	1.299%	3 month LIBOR(1)	5,247	—	5,247	Morgan Stanley Capital Services
1,500	09/08/16	1.186%	3 month LIBOR(1)	4,696	—	4,696	Morgan Stanley Capital Services
6,500	09/12/16	1.161%	3 month LIBOR(1)	12,097	—	12,097	Barclays Bank PLC
345	09/28/16	1.183%	3 month LIBOR(2)	(736)	—	(736)	Barclays Bank PLC
130	12/06/16	1.388%	3 month LIBOR(2)	(1,704)	—	(1,704)	Barclays Bank PLC
980	12/08/16	1.315%	3 month LIBOR(1)	9,298	—	9,298	Barclays Bank PLC
200	01/03/17	1.311%	3 month LIBOR(2)	(1,315)	—	(1,315)	Citibank N.A.
125	01/09/17	1.237%	3 month LIBOR(2)	(322)	—	(322)	Barclays Bank PLC
180	01/12/17	1.201%	3 month LIBOR(2)	(119)	—	(119)	JPMorgan Chase Bank
300	01/24/17	1.176%	3 month LIBOR(2)	378	—	378	Bank of Nova Scotia
325	01/26/17	1.215%	3 month LIBOR(1)	174	—	174	Bank of Nova Scotia
180	01/26/17	1.227%	3 month LIBOR(1)	206	—	206	JPMorgan Chase Bank
195	01/27/17	1.138%	3 month LIBOR(2)	645	—	645	Bank of Nova Scotia
410	01/31/17	1.055%	3 month LIBOR(1)	(3,106)	—	(3,106)	Bank of Nova Scotia
110	02/02/17	1.020%	3 month LIBOR(1)	(1,036)	—	(1,036)	Bank of Nova Scotia
180	02/13/17	1.128%	3 month LIBOR(2)	843	—	843	Bank of Nova Scotia
75	02/21/17	1.179%	3 month LIBOR(2)	195	—	195	JPMorgan Chase Bank
220	03/02/17	1.085%	3 month LIBOR(2)	1,671	—	1,671	Barclays Bank PLC
1,070	05/15/18	2.318%	3 month LIBOR(1)	56,200	—	56,200	JPMorgan Chase Bank
760	08/03/18	2.293%	3 month LIBOR(2)	(33,157)	—	(33,157)	Barclays Bank PLC
2,640	08/04/18	2.179%	3 month LIBOR(2)	(96,130)	—	(96,130)	Barclays Bank PLC
300	09/15/18	1.671%	3 month LIBOR(1)	526	—	526	Barclays Bank PLC
160	09/21/18	1.673%	3 month LIBOR(2)	(249)	—	(249)	Barclays Bank PLC
795	10/03/18	1.745%	3 month LIBOR(1)	9,906	—	9,906	UBS AG
1,150	10/13/18	1.938%	3 month LIBOR(2)	(28,276)	—	(28,276)	Morgan Stanley Capital Services
310	11/15/18	1.531%	3 month LIBOR(2)	3,094	—	3,094	Citibank N.A.
300	11/15/18	1.712%	3 month LIBOR(2)	(454)	—	(454)	Citibank N.A.
300	11/15/18	1.700%	3 month LIBOR(2)	(230)	—	(230)	Morgan Stanley Capital Services
760	11/29/18	1.771%	3 month LIBOR(1)	7,582	—	7,582	Citibank N.A.
120	12/14/18	1.709%	3 month LIBOR(2)	(573)	—	(573)	Barclays Bank PLC
160	01/04/19	1.663%	3 month LIBOR(2)	199	—	199	Barclays Bank PLC
2,050	01/17/19	1.620%	3 month LIBOR(1)	(10,504)	—	(10,504)	Citibank N.A.

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$160	01/17/19	1.603%	3 month LIBOR(2)	$1,008	$—	$ 1,008	Barclays Bank PLC
620	01/19/19	1.573%	3 month LIBOR(2)	5,293	—	5,293	Bank of Nova Scotia
490	02/06/19	1.438%	3 month LIBOR(2)	9,255	—	9,255	Bank of Nova Scotia
160	02/16/19	1.580%	3 month LIBOR(1)	(1,614)	—	(1,614)	Citibank N.A.
80	02/21/19	1.573%	3 month LIBOR(2)	869	—	869	Citibank N.A.
300	03/05/19	1.643%	3 month LIBOR(2)	2,085	—	2,085	Bank of Nova Scotia
2,880	09/10/20	2.620%	3 month LIBOR(2)	(134,571)	—	(134,571)	Barclays Bank PLC
9,675	10/01/20	2.523%	3 month LIBOR(2)	(468,950)	—	(468,950)	UBS AG
19,500	12/31/20	2.037%	3 month LIBOR(1)	(99,596)	—	(99,596)	Citibank N.A.
12,675	12/31/20	3.210%	3 month LIBOR(2)	(1,543,736)	—	(1,543,736)	UBS AG
10,250	12/31/20	2.721%	3 month LIBOR(1)	936,250	—	936,250	Citibank N.A.
5,900	12/31/20	2.744%	3 month LIBOR(1)	548,806	—	548,806	Bank of America N.A.
1,900	12/31/20	3.705%	3 month LIBOR(2)	(364,411)	—	(364,411)	JPMorgan Chase Bank
800	12/31/20	2.150%	3 month LIBOR(2)	(4,954)	—	(4,954)	Morgan Stanley Capital Services
660	06/08/21	4.640%	3 month LIBOR(1)	42,068	—	42,068	Morgan Stanley Capital Services
770	07/20/21	3.035%	3 month LIBOR(1)	60,461	—	60,461	Citibank N.A.
700	07/26/21	3.068%	3 month LIBOR(1)	56,594	—	56,594	Morgan Stanley Capital Services
1,850	08/11/21	2.570%	3 month LIBOR(1)	65,983	—	65,983	HSBC Bank USA N.A.
1,700	08/11/21	2.590%	3 month LIBOR(1)	63,583	—	63,583	Morgan Stanley Capital Services
4,000	08/12/21	2.323%	3 month LIBOR(1)	55,075	—	55,075	UBS AG
4,190	08/18/21	2.360%	3 month LIBOR(2)	(69,730)	—	(69,730)	Barclays Bank PLC
2,600	08/22/21	2.210%	3 month LIBOR(2)	(7,874)	—	(7,874)	JPMorgan Chase Bank
190	08/22/21	2.204%	3 month LIBOR(1)	471	—	471	UBS AG
320	08/24/21	2.255%	3 month LIBOR(1)	2,190	—	2,190	Citibank N.A.
320	08/24/21	2.250%	3 month LIBOR(1)	2,049	—	2,049	Citibank N.A.
180	09/23/21	2.099%	3 month LIBOR(2)	1,631	—	1,631	Citibank N.A.
225	09/27/21	1.933%	3 month LIBOR(1)	(5,395)	—	(5,395)	Citibank N.A.
120	10/04/21	2.108%	3 month LIBOR(1)	(14)	—	(14)	Citibank N.A.
300	10/06/21	2.038%	3 month LIBOR(2)	2,045	—	2,045	Citibank N.A.
300	10/11/21	2.265%	3 month LIBOR(2)	(4,162)	—	(4,162)	Citibank N.A.
300	10/11/21	2.118%	3 month LIBOR(1)	59	—	59	Citibank N.A.
210	11/23/21	2.148%	3 month LIBOR(2)	102	—	102	Citibank N.A.
350	12/22/21	2.085%	3 month LIBOR(1)	(2,962)	—	(2,962)	Barclays Bank PLC
60	12/23/21	2.090%	3 month LIBOR(2)	484	—	484	Barclays Bank PLC
115	12/28/21	2.118%	3 month LIBOR(2)	680	—	680	Barclays Bank PLC
130	01/13/22	2.050%	3 month LIBOR(2)	1,943	—	1,943	Bank of Nova Scotia
110	01/20/22	1.999%	3 month LIBOR(2)	2,230	—	2,230	Bank of Nova Scotia
105	01/24/22	2.148%	3 month LIBOR(1)	(723)	—	(723)	Bank of Nova Scotia
85	01/24/22	2.113%	3 month LIBOR(2)	859	—	859	Bank of Nova Scotia
65	01/24/22	2.118%	3 month LIBOR(2)	627	—	627	Bank of Nova Scotia
110	01/25/22	2.171%	3 month LIBOR(1)	(528)	—	(528)	Bank of Nova Scotia
85	01/27/22	2.071%	3 month LIBOR(2)	1,202	—	1,202	Citibank N.A.
50	01/30/22	2.082%	3 month LIBOR(2)	677	—	677	Citibank N.A.
105	02/02/22	1.914%	3 month LIBOR(2)	3,068	—	3,068	Citibank N.A.
500	02/03/22	1.918%	3 month LIBOR(2)	14,448	—	14,448	Bank of Nova Scotia
135	02/07/22	1.923%	3 month LIBOR(2)	3,885	—	3,885	Barclays Bank PLC
100	02/07/22	2.056%	3 month LIBOR(2)	1,645	—	1,645	Citibank N.A.
110	02/10/22	2.097%	3 month LIBOR(2)	1,420	—	1,420	Morgan Stanley Capital Services
95	02/13/22	2.120%	3 month LIBOR(1)	(1,054)	—	(1,054)	Bank of Nova Scotia
80	02/17/22	2.018%	3 month LIBOR(2)	1,662	—	1,662	Bank of Nova Scotia
55	02/21/22	2.105%	3 month LIBOR(2)	718	—	718	JPMorgan Chase Bank
40	02/21/22	2.100%	3 month LIBOR(2)	540	—	540	JPMorgan Chase Bank
55	02/23/22	2.117%	3 month LIBOR(2)	667	—	667	JPMorgan Chase Bank
220	03/22/22	2.421%	3 month LIBOR(2)	(3,057)	—	(3,057)	Citibank N.A.
220	09/13/26	2.688%	3 month LIBOR(2)	(151)	—	(151)	Barclays Bank PLC
200	02/14/27	2.503%	3 month LIBOR(1)	(4,948)	—	(4,948)	Barclays Bank PLC
130	03/30/27	2.674%	3 month LIBOR(2)	780	—	780	Bank of Nova Scotia
140	08/24/41	3.074%	3 month LIBOR(2)	(1,570)	—	(1,570)	Citibank N.A.

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 140	09/06/41	3.110%	3 month LIBOR(2)	$(2,489)	$—	$(2,489)	UBS AG
70	09/06/41	3.028%	3 month LIBOR(2)	(83)	—	(83)	UBS AG
140	09/08/41	2.954%	3 month LIBOR(1)	(1,927)	—	(1,927)	Barclays Bank PLC
140	09/09/41	3.019%	3 month LIBOR(1)	(91)	—	(91)	Barclays Bank PLC
130	10/11/41	2.719%	3 month LIBOR(2)	6,624	—	6,624	JPMorgan Chase Bank
110	10/17/41	2.905%	3 month LIBOR(1)	(1,448)	—	(1,448)	Barclays Bank PLC
60	12/12/41	2.685%	3 month LIBOR(1)	(3,716)	—	(3,716)	Citibank N.A.
60	12/20/41	2.614%	3 month LIBOR(2)	4,617	—	4,617	Citibank N.A.
35	12/20/41	2.615%	3 month LIBOR(1)	(2,684)	—	(2,684)	Barclays Bank PLC
35	01/10/42	2.718%	3 month LIBOR(1)	(2,051)	—	(2,051)	Barclays Bank PLC
40	01/11/42	2.710%	3 month LIBOR(1)	(2,408)	—	(2,408)	Citibank N.A.
75	01/12/42	2.773%	3 month LIBOR(2)	3,564	—	3,564	Citibank N.A.
45	02/09/42	2.840%	3 month LIBOR(1)	(1,609)	—	(1,609)	Barclays Bank PLC

				$(1,436,938)	$—	$(1,436,938)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	0000000000000	0000000000000	0000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,226,928	$—
Commercial Mortgage-Backed Securities	—	2,525,988	—
Corporate Bonds	—	2,055,249	—
Sovereign	—	39,515	—
U.S. Government Agency Obligations	—	2,512,011	—
U.S. Treasury Obligations	—	2,853,050	—
Affiliated Money Market Mutual Fund	1,660,870	—
Other Financial Instruments*
Futures Contracts	5,587	—	—
Interest Rate Swaps	—	(1,436,938)	—

Total	$1,666,457	$12,775,803	$—

AST BOND PORTFOLIO 2020 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate Swaps
Balance as of 12/31/11	$250,091
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(250,091)

Balance as of 03/31/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 6 interest rate swaps transferred from Level 3 into Level 2 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the securities.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 69.3%
ASSET-BACKED SECURITIES — 7.5%
Ally Auto Receivables Trust, Series 2011-1, Class A2	Aaa	0.810%	10/15/13	$203	$202,763
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%	10/15/13	142	141,588
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%	03/17/14	384	384,002
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%	04/15/16	1,305	1,303,702
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.492%(c)	11/15/15	150	150,316
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.412%(c)	04/15/17	3,300	3,307,387
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	500	501,083
BA Credit Card Trust, Series 2006-A7, Class A7. .	Aaa	0.282%(c)	12/15/16	1,790	1,788,030
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.492%(c)	01/15/16	150	150,453
BMW Vehicle Lease Trust, Series 2011-1, Class A2	Aaa	0.640%	04/22/13	985	985,338
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	3,400	3,401,536
Chase Issuance Trust, Series 2004-A8, Class A8 .	Aaa	0.362%(c)	09/15/15	1,400	1,401,357
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	1,540	1,841,138
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%	06/20/14	3,100	3,138,750
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542%(c)	02/17/15	1,600	1,607,969
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	1,500	1,496,286
Discover Card Master Trust I, Series 2005-4, Class A2	Aaa	0.332%(c)	06/16/15	800	800,399
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%	09/15/13	930	929,960
Ford Credit Auto Owner Trust, Series 2011-A, Class A2	Aaa	0.620%	07/15/13	133	132,715
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%	01/15/14	231	231,572
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	700	700,371
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.442%(c)	10/15/14	2,000	2,000,000
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	3,500	3,503,009
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.242%(c)	03/15/15	1,400	1,408,095
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.302%(c)	11/16/15	150	150,000
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.422%(c)	01/15/14	651	651,209
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%	12/16/13	983	985,471
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	1,300	1,300,355
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	2,000	2,000,224

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%	10/15/13	$646	$646,635

TOTAL ASSET-BACKED SECURITIES (cost $37,201,893)					37,241,713

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334%(c)	09/10/45	272	274,957
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	900	944,906
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,330	1,381,361
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%(c)	01/15/46	4,120	4,557,540
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.750%(c)	06/10/46	50	56,407
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	532,622
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	517	516,886
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,398	2,428,504
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	04/10/38	1,700	1,883,765
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	6,600	7,435,659
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%	10/15/42	100	109,062
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%(c)	06/15/49	675	678,300
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%	08/15/46	1,300	1,397,067
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3	Aaa	4.559%(c)	09/15/27	498	501,161
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%(c)	03/15/39	481	540,516
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%	11/15/38	272	272,332
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.660%(c)	05/12/39	323	366,077
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	2,900	3,295,728
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.428%(c)	02/12/39	500	560,883
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	1,200	1,350,168
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%	10/12/52	150	165,986
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%(c)	01/15/45	1,050	1,166,844
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%	11/15/48	64	64,041

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,496,851)					30,480,772

CORPORATE BONDS — 6.9%

Banking — 2.1%
American Express Co., Sr. Unsec’d. Notes(a)	A3	8.125%	05/20/19	400	522,917

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.875%	01/05/21	$1,000	$1,057,839
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	400	420,889
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.500%	01/14/22	370	371,449
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	1,075	1,325,344
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	353,116
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.250%	07/27/21	400	395,966
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	A1	5.375%	03/15/20	1,125	1,143,649
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	4.350%	08/15/21	400	408,694
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.400%	07/22/20	1,125	1,167,090
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%	01/26/20	1,175	1,145,953
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(a)	A2	6.125%	01/11/21	120	128,441
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.500%	03/13/17	325	321,537
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	600	598,537
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	850	988,239

					10,349,660

Capital Goods — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)	Baa1	6.375%	10/15/17(g)	275	315,599
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	195	198,413
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	400	431,695
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	570	608,232

					1,553,939

Chemicals — 0.1%
EI du Pont de Nemours & Co, Sr. Unsec’d. Notes	A2	4.250%	04/01/21	700	788,010

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	400	424,712

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	140	147,976
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	260	275,479
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	425	466,859
Total Capital SA (France), Gtd. Notes(a)	Aa1	3.000%	06/24/15	490	508,694

					1,399,008

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A2	4.100%	02/01/21	170	185,944
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	315	335,119

					521,063

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	$1,080	$1,245,779
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16	170	176,663
JM Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	340	344,462
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%	02/10/20	725	838,131

					2,605,035

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	980	1,026,015
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	A3	3.600%	08/15/21	400	422,201

					1,448,216

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.125%	06/01/21	400	428,566
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	400	448,663

					877,229

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	615	668,816
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200%	03/15/22	375	375,973
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	750	822,664

					1,867,453

Media & Entertainment — 0.6%
Discovery Communications LLC, Gtd. Notes(a)	Baa2	4.375%	06/15/21	400	429,975
NBCUniversal Media LLC, Sr. Unsec’d. Notes(a)	Baa2	4.375%	04/01/21	1,170	1,253,240
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	440	457,034
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	300	329,475
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.875%	03/15/20	350	387,274

					2,856,998

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	255	267,930
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	240	247,766
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	380	402,613

					918,309

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	4.625%	01/07/21	90	96,050
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.650%	10/17/21	290	308,653
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	330	385,361
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	1,150	1,245,488

					2,035,552

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.200%	09/01/20	285	318,303

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	$725	$717,795
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	475	488,063

					1,524,161

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	475	568,033

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	300	370,063
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	975	1,088,925

					1,458,988

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	3.875%	08/15/21	760	803,854
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	4.600%	04/01/21	1,100	1,220,594

					2,024,448

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	735	998,737

TOTAL CORPORATE BONDS (cost $32,987,001)					34,219,551

NON-CORPORATE FOREIGN AGENCIES — 4.6%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aaa	2.375%	03/31/16	14,630	14,900,670
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,905	7,726,489

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $22,349,669)					22,627,159

SOVEREIGN — 0.3%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a) (cost $1,339,156)	Aaa	0.875%	02/14/17	1,340	1,323,752

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.9%
Citigroup Funding, Inc., FDIC Gtd. Notes		2.250%	12/10/12	5,000	5,069,715
Federal Home Loan Banks(a)		2.750%	12/12/14	13,000	13,732,810
Federal Home Loan Mortgage Corp.		0.625%	12/29/14	55	55,090
Federal Home Loan Mortgage Corp.		1.250%	05/12/17	12,225	12,208,484
Federal Home Loan Mortgage Corp.		1.375%	02/25/14	9,430	9,629,369
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	475	566,574
Federal National Mortgage Association		2.375%	04/11/16	8,400	8,871,416
Federal National Mortgage Association		5.375%	06/12/17	6,380	7,682,184
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	04/26/24	1,000	1,248,196
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	3,329	3,179,864
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.190%(s)	02/15/16	3,091	2,952,526
Resolution Funding Corp. Interest Strip, Bonds		4.360%(n)	01/15/26	15,195	9,440,973
Resolution Funding Corp. Interest Strip, Bonds		4.540%(n)	04/15/26	20,427	12,402,376
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)		3.875%	02/15/21	10,640	11,878,943

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $92,776,122)					98,918,520

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 6.9%
Government National Mortgage Association (cost $33,086,260)	4.000%		05/20/40-10/15/41	$31,606	$33,979,915

U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bonds(k)	4.375%		05/15/41	1,270	1,526,779
U.S. Treasury Bonds	6.250%		08/15/23	15,025	20,809,625
U.S. Treasury Notes(a)	0.250%		02/28/14	3,550	3,544,732
U.S. Treasury Notes	0.250%		03/31/14	635	633,908
U.S. Treasury Notes(a)	0.875%		02/28/17	925	918,496
U.S. Treasury Notes	1.000%		03/31/17	780	778,355
U.S. Treasury Notes	1.500%		03/31/19	3,920	3,890,294
U.S. Treasury Notes(a)(k)	2.000%		02/15/22	1,395	1,368,190
U.S. Treasury Notes	2.375%		02/28/15	19,870	20,925,594
U.S. Treasury Notes	3.125%		04/30/17	5,790	6,376,238
U.S. Treasury Strips Coupon(h)	2.210	%(n)	02/15/21	19,000	15,647,146
U.S. Treasury Strips Coupon	2.940	%(n)	02/15/25	1,175	805,387
U.S. Treasury Strips Coupon	3.580	%(n)	05/15/25	8,800	5,960,715
U.S. Treasury Strips Coupon	5.030	%(n)	08/15/33	3,230	1,544,492

TOTAL U.S. TREASURY OBLIGATIONS (cost $81,152,166)					84,729,951

TOTAL LONG-TERM INVESTMENTS (cost $330,389,118)					343,521,333

				Shares
SHORT-TERM INVESTMENT — 31.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $153,743,504; includes $33,631,547 of cash collateral received for securities on loan)(b)(w)				153,743,504	153,743,504

TOTAL INVESTMENTS — 100.3% (cost $484,132,622)					497,264,837
Liabilities in excess of other assets(x) — (0.3)%					(1,372,895)

NET ASSETS — 100.0%					$495,891,942

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development FDIC Federal Deposit Insurance Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,635,820; cash collateral of $33,631,547 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $308,080. The aggregate value of $315,599 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
294	10 Year U.S. Treasury Notes	Jun. 2012	$38,050,161	$38,068,406	$ 18,245
43	90 Day Eurodollar	Jun. 2012	10,701,214	10,699,475	(1,739)

					16,506

Short Positions:
50	2 Year U.S. Treasury Notes	Jun. 2012	11,005,356	11,007,031	(1,675)
427	5 Year U.S. Treasury Notes	Jun. 2012	52,529,804	52,324,180	205,624
1	U.S. Long Bond	Jun. 2012	142,537	137,750	4,787
65	U.S. Ultra Bond	Jun. 2012	10,130,237	9,812,969	317,268

					526,004

					$ 542,510

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$21,500	09/01/13	0.498%	3 month LIBOR(2)	$10,859	$ —	$ 10,859	Citibank N.A.
7,240	09/01/13	0.502%	3 month LIBOR(2)	3,179	—	3,179	Barclays Bank PLC
5,000	09/12/14	0.656%	3 month LIBOR(2)	(966)	—	(966)	Barclays Bank PLC
5,800	09/19/14	0.669%	3 month LIBOR(2)	(2,624)	—	(2,624)	JPMorgan Chase Bank
16,470	10/28/14	0.809%	3 month LIBOR(2)	(95,962)	—	(95,962)	Barclays Bank PLC
6,240	10/28/14	0.816%	3 month LIBOR(2)	(37,639)	—	(37,639)	Barclays Bank PLC
8,600	11/01/14	0.784%	3 month LIBOR(2)	(42,853)	—	(42,853)	Morgan Stanley Capital Services
2,820	09/28/15	0.918%	3 month LIBOR(2)	(4,289)	—	(4,289)	Barclays Bank PLC
2,650	08/04/16	1.528%	3 month LIBOR(2)	(52,536)	—	(52,536)	Citibank N.A.
4,000	08/22/16	1.168%	3 month LIBOR(2)	(12,209)	—	(12,209)	Morgan Stanley Capital Services
6,770	08/26/16	1.299%	3 month LIBOR(1)	58,719	—	58,719	Morgan Stanley Capital Services
32,400	09/12/16	1.154%	3 month LIBOR(2)	(50,199)	—	(50,199)	Barclays Bank PLC
7,910	09/28/16	1.238%	3 month LIBOR(2)	(36,363)	—	(36,363)	Barclays Bank PLC
8,660	12/08/16	1.345%	3 month LIBOR(2)	(94,722)	—	(94,722)	Barclays Bank PLC
2,855	12/30/16	1.328%	3 month LIBOR(1)	26,018	—	26,018	Citibank N.A.
3,375	01/03/17	1.311%	3 month LIBOR(2)	(22,174)	—	(22,174)	Citibank N.A.
3,325	01/09/17	1.237%	3 month LIBOR(2)	(8,561)	—	(8,561)	Barclays Bank PLC
4,855	01/12/17	1.201%	3 month LIBOR(2)	(3,197)	—	(3,197)	JPMorgan Chase Bank
6,540	01/26/17	1.215%	3 month LIBOR(1)	3,494	—	3,494	Bank of Nova Scotia
4,855	01/26/17	1.227%	3 month LIBOR(1)	5,551	—	5,551	JPMorgan Chase Bank
9,100	01/27/17	1.138%	3 month LIBOR(2)	30,095	—	30,095	Bank of Nova Scotia
18,700	01/31/17	1.055%	3 month LIBOR(1)	(141,659)	—	(141,659)	Bank of Nova Scotia
9,100	02/02/17	1.020%	3 month LIBOR(1)	(85,747)	—	(85,747)	Bank of Nova Scotia
5,575	02/08/17	1.037%	3 month LIBOR(2)	49,531	—	49,531	Bank of Nova Scotia
5,915	02/13/17	1.128%	3 month LIBOR(2)	27,693	—	27,693	Bank of Nova Scotia
3,720	03/06/17	1.123%	3 month LIBOR(2)	22,231	—	22,231	Barclays Bank PLC
23,300	03/19/17	1.380%	3 month LIBOR(1)	138,735	—	138,735	Bank of Nova Scotia
3,300	03/29/17	1.293%	3 month LIBOR(2)	(4,046)	—	(4,046)	Barclays Bank PLC
6,290	05/15/18	2.318%	3 month LIBOR(1)	330,371	—	330,371	JPMorgan Chase Bank
9,750	07/27/18	2.464%	3 month LIBOR(2)	(535,670)	—	(535,670)	Bank of America N.A.
3,270	07/27/18	2.473%	3 month LIBOR(2)	(181,448)	—	(181,448)	Bank of America N.A.
1,870	08/03/18	2.293%	3 month LIBOR(2)	(81,583)	—	(81,583)	Barclays Bank PLC
40,800	08/18/18	1.783%	3 month LIBOR(2)	(433,791)	—	(433,791)	Citibank N.A.
9,600	09/06/18	1.704%	3 month LIBOR(2)	(42,751)	—	(42,751)	UBS AG

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$	5,610	09/21/18	1.673%	3 month LIBOR(2)	$(8,717)	$ —	$(8,717)	Barclays Bank PLC
	5,530	10/11/18	1.770%	3 month LIBOR(1)	74,734	—	74,734	JPMorgan Chase Bank
	2,105	10/19/18	1.915%	3 month LIBOR(2)	(47,759)	—	(47,759)	Barclays Bank PLC
	4,330	10/21/18	1.908%	3 month LIBOR(2)	(95,125)	—	(95,125)	Barclays Bank PLC
	12,840	11/08/18	1.738%	3 month LIBOR(2)	(118,558)	—	(118,558)	Citibank N.A.
	10,040	11/15/18	1.531%	3 month LIBOR(2)	100,209	—	100,209	Citibank N.A.
	9,730	11/15/18	1.712%	3 month LIBOR(2)	(14,716)	—	(14,716)	Citibank N.A.
	9,730	11/15/18	1.700%	3 month LIBOR(2)	(7,446)	—	(7,446)	Morgan Stanley Capital Services
	35,500	12/05/18	1.820%	3 month LIBOR(2)	(456,483)	—	(456,483)	Barclays Bank PLC
	11,540	12/08/18	1.803%	3 month LIBOR(2)	(131,600)	—	(131,600)	Barclays Bank PLC
	7,000	12/14/18	1.709%	3 month LIBOR(2)	(33,444)	—	(33,444)	Barclays Bank PLC
	4,140	01/04/19	1.663%	3 month LIBOR(2)	5,147	—	5,147	Barclays Bank PLC
	3,620	01/12/19	1.699%	3 month LIBOR(2)	(1,691)	—	(1,691)	Citibank N.A.
	14,110	01/17/19	1.603%	3 month LIBOR(2)	88,872	—	88,872	Barclays Bank PLC
	4,000	02/21/19	1.643%	3 month LIBOR(2)	24,709	—	24,709	JPMorgan Chase Bank
	2,565	02/21/19	1.573%	3 month LIBOR(2)	27,873	—	27,873	Citibank N.A.
	5,300	03/02/19	1.543%	3 month LIBOR(2)	71,695	—	71,695	Barclays Bank PLC
	3,650	03/09/19	1.570%	3 month LIBOR(2)	44,310	—	44,310	Bank of Nova Scotia
	2,640	03/13/19	1.616%	3 month LIBOR(2)	24,374	—	24,374	Barclays Bank PLC
	855	10/01/20	2.523%	3 month LIBOR(2)	(41,442)	—	(41,442)	UBS AG
	4,500	07/20/21	3.035%	3 month LIBOR(1)	353,342	—	353,342	Citibank N.A.
	4,430	08/01/21	3.068%	3 month LIBOR(1)	355,299	—	355,299	Citibank N.A.
	2,510	08/04/21	2.803%	3 month LIBOR(1)	142,274	—	142,274	Barclays Bank PLC
	105,000	08/09/21	2.579%	3 month LIBOR(1)	3,838,638	—	3,838,638	Morgan Stanley Capital Services
	1,580	08/09/21	2.625%	3 month LIBOR(2)	(64,196)	—	(64,196)	Citibank N.A.
	40,800	08/10/21	2.575%	3 month LIBOR(1)	1,475,206	—	1,475,206	Barclays Bank PLC
	22,180	08/10/21	2.573%	3 month LIBOR(1)	797,081	—	797,081	Barclays Bank PLC
	6,475	08/11/21	2.590%	3 month LIBOR(1)	242,178	—	242,178	Morgan Stanley Capital Services
	5,000	08/12/21	2.323%	3 month LIBOR(1)	68,844	—	68,844	UBS AG
	10,650	08/17/21	2.435%	3 month LIBOR(2)	(247,937)	—	(247,937)	Morgan Stanley Capital Services
	60,500	08/18/21	2.355%	3 month LIBOR(1)	980,228	—	980,228	Citibank N.A.
	5,565	08/18/21	2.408%	3 month LIBOR(2)	(115,874)	—	(115,874)	Citibank N.A.
	2,140	08/19/21	2.350%	3 month LIBOR(2)	(33,541)	—	(33,541)	Barclays Bank PLC
	4,100	08/22/21	2.210%	3 month LIBOR(2)	(12,416)	—	(12,416)	JPMorgan Chase Bank
	2,180	08/22/21	2.204%	3 month LIBOR(1)	5,403	—	5,403	UBS AG
	13,900	08/24/21	2.253%	3 month LIBOR(1)	92,062	—	92,062	Bank of America N.A.
	3,480	08/24/21	2.255%	3 month LIBOR(1)	23,814	—	23,814	Citibank N.A.
	3,480	08/24/21	2.250%	3 month LIBOR(1)	22,283	—	22,283	Citibank N.A.
	10,850	08/25/21	2.283%	3 month LIBOR(1)	99,567	—	99,567	Morgan Stanley Capital Services
	7,905	08/25/21	2.222%	3 month LIBOR(2)	(30,377)	—	(30,377)	Bank of America N.A.
	8,860	08/31/21	2.343%	3 month LIBOR(1)	128,166	—	128,166	UBS AG
	3,645	09/06/21	2.431%	3 month LIBOR(1)	78,030	—	78,030	Morgan Stanley Capital Services
	3,020	09/06/21	2.223%	3 month LIBOR(1)	9,219	—	9,219	UBS AG
	2,150	09/06/21	2.248%	3 month LIBOR(1)	11,289	—	11,289	Barclays Bank PLC
	2,135	09/09/21	2.205%	3 month LIBOR(2)	(2,797)	—	(2,797)	Barclays Bank PLC
	2,100	09/13/21	2.171%	3 month LIBOR(2)	4,134	—	4,134	Bank of America N.A.
	3,490	09/15/21	2.166%	3 month LIBOR(1)	(8,904)	—	(8,904)	Barclays Bank PLC
	2,115	09/16/21	2.213%	3 month LIBOR(1)	3,083	—	3,083	Barclays Bank PLC
	2,765	09/22/21	2.158%	3 month LIBOR(1)	(10,598)	—	(10,598)	Barclays Bank PLC
	2,100	09/23/21	2.099%	3 month LIBOR(2)	19,023	—	19,023	Citibank N.A.
	28,785	09/27/21	1.933%	3 month LIBOR(1)	(690,253)	—	(690,253)	Citibank N.A.
	2,960	09/28/21	2.016%	3 month LIBOR(1)	(49,472)	—	(49,472)	Barclays Bank PLC
	2,950	09/29/21	2.158%	3 month LIBOR(1)	(12,830)	—	(12,830)	Barclays Bank PLC
	45,005	10/03/21	2.188%	3 month LIBOR(1)	330,661	—	330,661	Barclays Bank PLC
	2,305	10/03/21	2.160%	3 month LIBOR(1)	11,054	—	11,054	Morgan Stanley Capital Services
	1,550	10/04/21	2.108%	3 month LIBOR(1)	(179)	—	(179)	Citibank N.A.
	8,135	10/05/21	2.061%	3 month LIBOR(2)	(36,588)	—	(36,588)	Barclays Bank PLC
	16,980	10/06/21	1.965%	3 month LIBOR(1)	(229,913)	—	(229,913)	JPMorgan Chase Bank

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 3,940	10/06/21	2.038%	3 month LIBOR(2)	$26,854	$ —	$ 26,854	Citibank N.A.
1,645	10/07/21	2.135%	3 month LIBOR(1)	3,529	—	3,529	Citibank N.A.
4,070	10/11/21	2.265%	3 month LIBOR(2)	(56,471)	—	(56,471)	Citibank N.A.
2,410	10/11/21	2.118%	3 month LIBOR(1)	480	—	480	Citibank N.A.
12,000	10/13/21	2.340%	3 month LIBOR(1)	247,948	—	247,948	UBS AG
4,120	10/14/21	2.405%	3 month LIBOR(1)	109,740	—	109,740	UBS AG
3,700	11/08/21	2.213%	3 month LIBOR(1)	25,259	—	25,259	Barclays Bank PLC
3,490	11/23/21	2.148%	3 month LIBOR(2)	1,692	—	1,692	Citibank N.A.
24,925	11/25/21	2.148%	3 month LIBOR(1)	(16,767)	—	(16,767)	Morgan Stanley Capital Services
7,875	11/29/21	2.129%	3 month LIBOR(1)	(21,098)	—	(21,098)	JPMorgan Chase Bank
18,245	11/30/21	2.229%	3 month LIBOR(1)	118,198	—	118,198	JPMorgan Chase Bank
4,420	12/22/21	2.085%	3 month LIBOR(1)	(37,404)	—	(37,404)	Barclays Bank PLC
940	12/23/21	2.090%	3 month LIBOR(2)	7,582	—	7,582	Barclays Bank PLC
2,440	12/28/21	2.118%	3 month LIBOR(2)	14,435	—	14,435	Barclays Bank PLC
53,000	12/31/21	3.907%	3 month LIBOR(1)	11,633,542	—	11,633,542	JPMorgan Chase Bank
35,500	12/31/21	2.859%	3 month LIBOR(1)	2,491,122	—	2,491,122	Barclays Bank PLC
31,000	12/31/21	3.401%	3 month LIBOR(1)	4,225,172	—	4,225,172	JPMorgan Chase Bank
27,600	12/31/21	3.365%	3 month LIBOR(1)	3,672,330	—	3,672,330	Morgan Stanley Capital Services
27,170	12/31/21	3.374%	3 month LIBOR(1)	3,662,913	—	3,662,913	Barclays Bank PLC
25,630	12/31/21	3.879%	3 month LIBOR(1)	5,281,510	—	5,281,510	Citibank N.A.
22,850	12/31/21	4.001%	3 month LIBOR(2)	(5,119,585)	—	(5,119,585)	Morgan Stanley Capital Services
17,100	12/31/21	3.754%	3 month LIBOR(1)	3,236,156	—	3,236,156	Barclays Bank PLC
8,000	12/31/21	0.000%	3 month LIBOR(2)	(1,688,811)	—	(1,688,811)	JPMorgan Chase Bank
1,500	12/31/21	4.053%	3 month LIBOR(2)	(347,243)	—	(347,243)	Morgan Stanley Capital Services
950	12/31/21	2.865%	3 month LIBOR(1)	91,863	—	91,863	Bank of America N.A.
3,690	01/13/22	2.050%	3 month LIBOR(2)	55,161	—	55,161	Bank of Nova Scotia
1,900	01/13/22	2.068%	3 month LIBOR(1)	(25,337)	—	(25,337)	Citibank N.A.
3,600	01/20/22	1.999%	3 month LIBOR(2)	72,975	—	72,975	Bank of Nova Scotia
6,500	01/24/22	2.113%	3 month LIBOR(2)	65,704	—	65,704	Bank of Nova Scotia
4,900	01/24/22	2.118%	3 month LIBOR(2)	47,273	—	47,273	Bank of Nova Scotia
3,490	01/24/22	2.148%	3 month LIBOR(1)	(24,024)	—	(24,024)	Bank of Nova Scotia
3,600	01/25/22	2.171%	3 month LIBOR(1)	(17,293)	—	(17,293)	Bank of Nova Scotia
1,860	01/27/22	2.071%	3 month LIBOR(2)	26,305	—	26,305	Citibank N.A.
1,650	01/30/22	2.082%	3 month LIBOR(2)	22,329	—	22,329	Citibank N.A.
18,700	01/31/22	2.048%	3 month LIBOR(2)	311,873	—	311,873	Bank of Nova Scotia
3,355	02/02/22	1.914%	3 month LIBOR(2)	98,015	—	98,015	Citibank N.A.
25,500	02/03/22	1.918%	3 month LIBOR(2)	736,827	—	736,827	Bank of Nova Scotia
9,025	02/07/22	1.923%	3 month LIBOR(2)	259,720	—	259,720	Barclays Bank PLC
3,210	02/07/22	2.056%	3 month LIBOR(2)	52,805	—	52,805	Citibank N.A.
3,510	02/10/22	2.097%	3 month LIBOR(2)	45,323	—	45,323	Morgan Stanley Capital Services
3,150	02/13/22	2.120%	3 month LIBOR(1)	(34,935)	—	(34,935)	Bank of Nova Scotia
2,465	02/17/22	2.018%	3 month LIBOR(2)	51,213	—	51,213	Bank of Nova Scotia
1,835	02/21/22	2.105%	3 month LIBOR(2)	23,948	—	23,948	JPMorgan Chase Bank
1,220	02/21/22	2.100%	3 month LIBOR(2)	16,482	—	16,482	JPMorgan Chase Bank
1,860	02/23/22	2.117%	3 month LIBOR(2)	22,549	—	22,549	JPMorgan Chase Bank
3,100	02/28/22	2.038%	3 month LIBOR(2)	61,631	—	61,631	Barclays Bank PLC
1,650	03/21/22	2.325%	3 month LIBOR(1)	8,469	—	8,469	Barclays Bank PLC
10,200	03/22/22	2.421%	3 month LIBOR(2)	(141,744)	—	(141,744)	Citibank N.A.
13,400	08/18/26	2.885%	3 month LIBOR(2)	(365,061)	—	(365,061)	Citibank N.A.
1,310	09/27/26	2.313%	3 month LIBOR(1)	(61,463)	—	(61,463)	Citibank N.A.
1,920	10/03/26	2.570%	3 month LIBOR(1)	(7,837)	—	(7,837)	Barclays Bank PLC
705	10/05/26	2.410%	3 month LIBOR(1)	(17,522)	—	(17,522)	Barclays Bank PLC
670	10/06/26	2.312%	3 month LIBOR(1)	(25,203)	—	(25,203)	JPMorgan Chase Bank
610	11/02/26	2.773%	3 month LIBOR(2)	(11,939)	—	(11,939)	Barclays Bank PLC
10,700	12/05/26	2.610%	3 month LIBOR(2)	42,267	—	42,267	Barclays Bank PLC
1,400	12/21/26	2.388%	3 month LIBOR(2)	47,067	—	47,067	Barclays Bank PLC
6,880	02/06/27	2.383%	3 month LIBOR(2)	272,022	—	272,022	Bank of Nova Scotia
2,360	02/14/27	2.503%	3 month LIBOR(1)	(58,388)	—	(58,388)	Barclays Bank PLC

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 1,450	02/23/27	2.540%	3 month LIBOR(2)	$29,911	$—	$ 29,911	Barclays Bank PLC
5,970	03/30/27	2.674%	3 month LIBOR(2)	35,822	—	35,822	Bank of Nova Scotia
1,570	08/24/41	3.074%	3 month LIBOR(2)	(17,604)	—	(17,604)	Citibank N.A.
1,570	08/24/41	3.065%	3 month LIBOR(2)	(14,839)	—	(14,839)	Citibank N.A.
1,590	09/06/41	3.110%	3 month LIBOR(2)	(28,264)	—	(28,264)	UBS AG
1,590	09/06/41	3.028%	3 month LIBOR(2)	(1,891)	—	(1,891)	UBS AG
1,560	09/08/41	2.954%	3 month LIBOR(1)	(21,471)	—	(21,471)	Barclays Bank PLC
1,200	09/09/41	3.019%	3 month LIBOR(1)	(777)	—	(777)	Barclays Bank PLC
1,720	10/11/41	2.719%	3 month LIBOR(2)	87,645	—	87,645	JPMorgan Chase Bank
1,750	10/17/41	2.905%	3 month LIBOR(1)	(23,042)	—	(23,042)	Barclays Bank PLC
1,700	12/12/41	2.685%	3 month LIBOR(1)	(105,273)	—	(105,273)	Citibank N.A.
1,610	12/20/41	2.614%	3 month LIBOR(2)	123,881	—	123,881	Citibank N.A.
975	12/20/41	2.615%	3 month LIBOR(1)	(74,772)	—	(74,772)	Barclays Bank PLC
990	01/10/42	2.718%	3 month LIBOR(1)	(58,009)	—	(58,009)	Barclays Bank PLC
1,055	01/11/42	2.710%	3 month LIBOR(1)	(63,514)	—	(63,514)	Citibank N.A.
2,045	01/12/42	2.773%	3 month LIBOR(2)	97,181	—	97,181	Citibank N.A.
1,380	02/09/42	2.840%	3 month LIBOR(1)	(49,341)	—	(49,341)	Barclays Bank PLC

				$34,813,233	$—	$34,813,233

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$37,241,713	$—
Commercial Mortgage-Backed Securities	—	30,480,772	—
Corporate Bonds	—	34,219,551	—
Non-Corporate Foreign Agencies	—	22,627,159	—
Sovereign	—	1,323,752	—
U.S. Government Agency Obligations	—	98,918,520	—
U.S. Government Mortgage-Backed Securities	—	33,979,915	—
U.S. Treasury Obligations	—	84,729,951	—
Affiliated Money Market Mutual Fund	153,743,504	—	—
Other Financial Instruments*
Futures Contracts	542,510	—	—
Interest Rate Swaps	—	34,813,233	—

Total	$154,286,014	$378,334,566	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AST BOND PORTFOLIO 2021 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate Swaps

Balance as of 12/31/11	$35,843,781
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)	(1,878,872)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(33,964,909)

Balance as of 03/31/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	The realized gain during the reporting period for other financial instruments was $2,009,000.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 11 interest rate swaps transferred from Level 3 into Level 2 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the securities.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 56.3%
ASSET-BACKED SECURITIES — 4.6%
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%		10/15/13	$12	$12,206
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	1,550	1,552,267
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.412%	(c)	04/15/17	1,000	1,002,238
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	500	501,083
BA Credit Card Trust, Series A11, Class A11	Aaa	0.272%	(c)	04/15/16	100	99,946
Bank One Issuance Trust, Series A3, Class A3	Aaa	0.412%	(c)	02/15/17	100	100,209
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	1,200	1,200,542
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	100	119,554
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	1,200	1,215,000
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	1,500	1,496,286
Discover Card Master Trust I, Series 2005-4, Class A2	Aaa	0.332%	(c)	06/16/15	110	110,055
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	186	185,992
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	800	800,921
Ford Credit Auto Lease Trust, Series A	Aaa	0.630%		04/15/14	500	500,003
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%		01/15/14	154	154,381
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	400	400,212
Harley-Davidson Motorcycle Trust, Series 2, Class A2	Aaa	0.710%		05/15/15	1,000	1,000,460
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.442%	(c)	10/15/14	200	200,000
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	1,100	1,100,946
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	550	549,920
Macquarie Equipment Funding Trust, Series A	Aaa	1.210%		09/20/13	1,444	1,444,821
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.242%	(c)	03/15/15	900	905,204
Mercedes-Benz Auto Lease Trust (Germany), Series A	AAA(d)	0.660%		04/15/14	1,000	1,000,158
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.422%	(c)	01/15/14	186	186,060
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	1,450	1,448,825
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	900	900,246
World Omni Auto Receivables Trust, Series B, Class A2	Aaa	0.650%		08/15/14	1,000	1,000,442

TOTAL ASSET-BACKED SECURITIES (cost $19,207,440)						19,187,977

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Bear Stearns Commercial Mortgage Securities, Series PW11, Class A4	AAA(d)	5.452%	(c)	03/11/39	100	112,022

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	$750	$778,963
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%	(c)	01/15/46	790	873,897
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.750%	(c)	06/10/46	1,000	1,128,138
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	675	683,017
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	400	443,239
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,600	1,802,584
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%		10/15/42	100	109,062
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%	(c)	06/15/49	1,928	1,937,999
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	300	322,400
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.660%	(c)	05/12/39	160	181,338
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	700	795,521
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.428%	(c)	02/12/39	50	56,088
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%		07/12/44	200	226,660
Wachovia Bank Commercial Mortgage Trust, Series C24, Class A3	Aaa	5.558%	(c)	03/15/45	100	111,556
Wachovia Bank Commercial Mortgage Trust, Series C26, Class A3	Aaa	6.011%	(c)	06/15/45	800	916,787

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,152,523)						10,479,271

CORPORATE BONDS — 3.4%
Banking — 1.1%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	200	261,459
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%		09/01/17	150	163,374
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.700%		01/24/22	460	486,949
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	200	210,444
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.500%		01/14/22	810	813,171
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	125	154,110
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	450	445,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	75	76,243
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%		01/24/22	440	452,646
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21	200	204,347
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%		04/23/19	125	144,439
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%		01/25/21	150	147,267
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%		01/26/20	125	121,909
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%		03/30/17	495	493,793
Wachovia Corp., Sr. Unsec’d. Notes	A2	5.750%		02/01/18	200	232,527

						4,408,140

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cable — 0.1%
DIRECTV Holdings LLC, Gtd. Notes, 144A	Baa2	3.800%	03/15/22	$420	$ 414,234

Capital Goods — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	113,230
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	10	10,212
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	65	66,138
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	200	215,848
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	40	40,987
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	140	149,390

					595,805

Chemicals — 0.1%
Ecolab Inc, Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	175	185,520
EI du Pont de Nemours & Co, Sr. Unsec’d. Notes	A2	4.250%	04/01/21	175	197,003

					382,523

Consumer
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	40	41,049

Electric
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	125	132,723

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	73,988
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	130	137,740
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	105	115,342

					327,070

Energy - Other — 0.1%
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	245	250,418
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	200	201,774
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	150	159,580

					611,772

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%	01/15/20	100	117,520
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	125	163,072
JM Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	120	121,575
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	200	231,209
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	245	249,253

					882,629

Healthcare & Pharmaceutical — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	100	104,695

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
Gilead Sciences Inc, Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	$ 385	$ 404,125
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21	55	58,053

					566,873

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	125	133,927
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	125	140,208

					274,135

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	140	152,251
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200%	03/15/22	320	320,830
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	350	383,910
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	157,709
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22	245	244,164

					1,258,864

Media & Entertainment — 0.2%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	200	214,987
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	200	214,229
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	30	31,161
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	55,325
Viacom Inc, Sr. Unsec’d. Notes	Baa1	3.875%	12/15/21	465	478,520

					994,222

Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes.	Baa3	3.550%	03/01/22	300	288,125

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.625%	01/07/21	45	48,025
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.650%	10/17/21	500	532,160
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	75	87,581
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	250	270,758

					938,524

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.750%	02/15/22	290	305,606

Pipelines & Other — 0.1%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	175	173,261
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	60	60,629
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	150	154,125

					388,015

Railroads — 0.1%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	200	206,402
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	150	179,379

					385,781

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%		01/30/17	$65	$66,555
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%		05/30/18	65	76,528

						143,083

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%		03/15/19	125	154,193
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%		04/15/21	100	111,685

						265,878

Telecommunications — 0.2%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%		09/08/16	210	212,588
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%		08/15/21	305	322,599
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	200	221,926

						757,113

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	50	67,941

TOTAL CORPORATE BONDS (cost $14,040,379)						14,430,105

NON-CORPORATE FOREIGN AGENCIES — 0.6%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.250%		02/25/22	50	50,555
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aaa	2.375%		03/31/16	370	376,845

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	4.875%		01/14/22	250	264,863
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,710	1,671,385

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,370,725)						2,363,648

SOVEREIGNS — 0.2%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $834,474)	Aaa	0.875%		02/14/17	835	824,876

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.7%
Federal Farm Credit Bank		1.625%		11/19/14	500	513,818
Federal Home Loan Banks		1.375%		05/28/14	7,500	7,659,832
Federal Home Loan Banks		2.750%		12/12/14	370	390,857
Federal Home Loan Mortgage Corp.		0.375%		11/27/13	10,060	10,062,042
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	13,465	13,487,029
Federal Home Loan Mortgage Corp.		1.250%		05/12/17	11,200	11,184,869
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	21,535	21,140,479
Federal National Mortgage Association		1.125%		04/27/17	21,600	21,465,648
Federal National Mortgage Association		2.375%		04/11/16	2,320	2,450,201
Federal National Mortgage Association		2.750%		03/13/14	500	523,842
Federal National Mortgage Association		5.375%		06/12/17	5,040	6,068,684
Financing Corp. FICO Strips Coupon, Series D-P		2.390%	(s)	09/26/19	1,500	1,256,955
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23	15,250	19,094,418
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.502%		12/04/23	150	187,720
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.190%	(s)	02/15/16	734	701,118

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes	1.190%	(s)	02/15/16	$681	$650,492
Resolution Funding Corp. Interest Strip	3.110%	(s)	01/15/22	1,700	1,298,781
Resolution Funding Corp. Interest Strip	3.560%	(s)	07/15/23	4,125	2,930,862
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	13,470	15,038,474

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $135,290,442)					136,106,121

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 4.4%
Government National Mortgage Association (cost $18,040,087)	4.000%		04/20/39-12/20/40	17,137	18,425,614

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds	6.250%		08/15/23	2,520	3,490,200
U.S. Treasury Notes(k)	0.250%		10/31/13	160	159,850
U.S. Treasury Notes	0.250%		02/28/14	965	963,568
U.S. Treasury Notes	0.750%		12/15/13	14,165	14,268,475
U.S. Treasury Notes	0.875%		02/28/17	220	218,453
U.S. Treasury Notes	1.000%		03/31/17	635	633,661
U.S. Treasury Notes	1.500%		03/31/19	2,625	2,605,108
U.S. Treasury Notes	2.000%		02/15/22	1,165	1,142,610
U.S. Treasury Notes	2.375%		02/28/15	5,535	5,829,047
U.S. Treasury Notes	3.125%		10/31/16	850	932,410
U.S. Treasury Notes	3.125%		04/30/17	935	1,029,669
U.S. Treasury Notes	3.125%		11/15/41	150	143,883
U.S. Treasury Strips Coupon	2.940%	(n)	02/15/25	755	517,504
U.S. Treasury Strips Coupon	3.580%	(n)	05/15/25	900	609,619
U.S. Treasury Strips Coupon(k)	3.940%	(n)	11/15/26	385	242,917

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,685,389)					32,786,974

TOTAL LONG-TERM INVESTMENTS (cost $232,621,459)					234,604,586

				Shares
SHORT-TERM INVESTMENT — 42.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $177,580,372)(w)				177,580,372	177,580,372

TOTAL INVESTMENTS — 98.9% (cost $410,201,831)					412,184,958
Other assets in excess of liabilities(x) — 1.1%					4,380,823

NET ASSETS — 100.0%					$ 416,565,781

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
32	5 Year U.S. Treasury Notes.	Jun. 2012	$ 3,893,572	$ 3,921,250	$ 27,678
82	10 Year U.S. Treasury Notes	Jun. 2012	10,543,263	10,617,719	74,456
50	90 Day Eurodollar	Jun. 2012	12,443,272	12,441,250	(2,022)
32	U.S. Long Bond	Jun. 2012	4,534,853	4,408,000	(126,853)

					(26,741)

Short Positions:
93	2 Year U.S. Treasury Notes	Jun. 2012	20,467,978	20,473,078	(5,100)
6	U.S. Ultra Bond	Jun. 2012	907,018	905,812	1,206

					(3,894)

					$ (30,635)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$1,665	09/01/13	0.502%	3 month LIBOR(2)	$ 731	$ —	$ 731	Barclays Bank PLC
10,415	10/30/13	0.563%	3 month LIBOR(2)	(17,894)	—	(17,894)	Morgan Stanley Capital Services
7,650	05/28/14	0.580%	3 month LIBOR(2)	(7,247)	—	(7,247)	Barclays Bank PLC
10,600	08/15/14	0.620%	3 month LIBOR(1)	4,180	—	4,180	Barclays Bank PLC
7,855	08/27/14	0.630%	3 month LIBOR(2)	2,353	—	2,353	Barclays Bank PLC
7,855	08/28/14	0.630%	3 month LIBOR(2)	2,461	—	2,461	Barclays Bank PLC
1,000	09/12/14	0.656%	3 month LIBOR(2)	(193)	—	(193)	Barclays Bank PLC
1,400	09/19/14	0.669%	3 month LIBOR(2)	(633)	—	(633)	JPMorgan Chase Bank
1,970	09/27/14	0.650%	3 month LIBOR(2)	230	—	230	Citibank N.A.
5,905	10/28/14	0.809%	3 month LIBOR(2)	(34,405)	—	(34,405)	Barclays Bank PLC
2,250	10/28/14	0.816%	3 month LIBOR(2)	(13,572)	—	(13,572)	Barclays Bank PLC
3,000	11/01/14	0.784%	3 month LIBOR(2)	(14,949)	—	(14,949)	Morgan Stanley Capital Services
740	09/28/15	0.918%	3 month LIBOR(2)	(1,126)	—	(1,126)	Barclays Bank PLC
900	10/06/15	0.998%	3 month LIBOR(2)	(6,749)	—	(6,749)	Citibank N.A.
230	08/04/16	1.528%	3 month LIBOR(2)	(4,560)	—	(4,560)	Citibank N.A.
9,900	08/15/16	1.285%	3 month LIBOR(1)	(84,822)	—	(84,822)	Barclays Bank PLC
870	08/22/16	1.168%	3 month LIBOR(2)	(2,655)	—	(2,655)	Morgan Stanley Capital Services
1,490	08/26/16	1.299%	3 month LIBOR(1)	12,923	—	12,923	Morgan Stanley Capital Services
1,000	08/31/16	1.303%	3 month LIBOR(2)	(8,706)	—	(8,706)	Barclays Bank PLC
1,705	09/28/16	1.238%	3 month LIBOR(2)	(7,838)	—	(7,838)	Barclays Bank PLC
35,200	12/02/16	1.310%	3 month LIBOR(2)	(334,850)	—	(334,850)	Barclays Bank PLC
2,640	12/06/16	1.388%	3 month LIBOR(2)	(34,609)	—	(34,609)	Barclays Bank PLC
8,730	12/08/16	1.345%	3 month LIBOR(2)	(95,488)	—	(95,488)	Barclays Bank PLC
1,490	12/30/16	1.328%	3 month LIBOR(1)	13,579	—	13,579	Citibank N.A.
2,310	01/03/17	1.311%	3 month LIBOR(2)	(15,183)	—	(15,183)	Citibank N.A.
1,725	01/09/17	1.237%	3 month LIBOR(2)	(4,441)	—	(4,441)	Barclays Bank PLC
2,520	01/12/17	1.201%	3 month LIBOR(2)	(1,659)	—	(1,659)	JPMorgan Chase Bank
3,610	01/26/17	1.215%	3 month LIBOR(1)	1,929	—	1,929	Bank of Nova Scotia
2,520	01/26/17	1.227%	3 month LIBOR(1)	2,881	—	2,881	JPMorgan Chase Bank
3,220	01/27/17	1.138%	3 month LIBOR(2)	10,649	—	10,649	Bank of Nova Scotia
13,375	01/31/17	1.055%	3 month LIBOR(1)	(101,320)	—	(101,320)	Bank of Nova Scotia
2,720	02/08/17	1.037%	3 month LIBOR(2)	24,166	—	24,166	Bank of Nova Scotia

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$3,685	02/13/17	1.128%	3 month LIBOR(2)	$ 17,252	$ —	$ 17,252	Bank of Nova Scotia
1,730	03/06/17	1.123%	3 month LIBOR(2)	10,338	—	10,338	Barclays Bank PLC
23,040	03/29/17	1.267%	3 month LIBOR(2)	(11)	—	(11)	Bank of Nova Scotia
270	05/15/18	2.318%	3 month LIBOR(1)	14,181	—	14,181	JPMorgan Chase Bank
220	08/03/18	2.293%	3 month LIBOR(2)	9,598	—	9,598	Barclays Bank PLC
1,200	08/09/18	2.136%	3 month LIBOR(1)	40,127	—	40,127	Bank of America N.A.
8,750	08/15/18	1.890%	3 month LIBOR(1)	(154,073)	—	(154,073)	Barclays Bank PLC
1,070	08/30/18	1.850%	3 month LIBOR(1)	15,106	—	15,106	Morgan Stanley Capital Services
700	08/31/18	1.893%	3 month LIBOR(2)	(11,832)	—	(11,832)	Barclays Bank PLC
1,800	09/02/18	1.813%	3 month LIBOR(1)	(20,689)	—	(20,689)	Bank of America NA
910	09/21/18	1.673%	3 month LIBOR(2)	(1,414)	—	(1,414)	Barclays Bank PLC
1,880	10/11/18	1.770%	3 month LIBOR(1)	25,407	—	25,407	JPMorgan Chase Bank
1,940	10/21/18	1.908%	3 month LIBOR(2)	(42,619)	—	(42,619)	Barclays Bank PLC
2,795	11/08/18	1.738%	3 month LIBOR(2)	(25,808)	—	(25,808)	Citibank N.A.
5,565	11/15/18	1.531%	3 month LIBOR(2)	55,544	—	55,544	Citibank N.A.
5,375	11/15/18	1.712%	3 month LIBOR(2)	(8,129)	—	(8,129)	Citibank N.A.
5,375	11/15/18	1.700%	3 month LIBOR(2)	(4,113)	—	(4,113)	Morgan Stanley Capital Services
30,000	11/30/18	1.823%	3 month LIBOR(2)	(401,106)	—	(401,106)	Barclays Bank PLC
4,000	12/08/18	1.803%	3 month LIBOR(2)	(45,615)	—	(45,615)	Barclays Bank PLC
2,720	12/14/18	1.709%	3 month LIBOR(2)	(12,995)	—	(12,995)	Barclays Bank PLC
10,200	01/04/19	1.663%	3 month LIBOR(2)	12,682	—	12,682	Barclays Bank PLC
1,485	01/12/19	1.699%	3 month LIBOR(2)	(694)	—	(694)	Citibank N.A.
2,120	01/17/19	1.603%	3 month LIBOR(2)	13,353	—	13,353	Barclays Bank PLC
3,700	01/20/19	1.565%	3 month LIBOR(1)	(33,577)	—	(33,577)	Bank of Nova Scotia
3,265	02/04/19	1.448%	3 month LIBOR(2)	58,839	—	58,839	Bank of Nova Scotia
21,500	02/13/19	1.618%	3 month LIBOR(2)	156,812	—	156,812	Barclays Bank PLC
4,000	02/16/19	1.580%	3 month LIBOR(1)	(40,353)	—	(40,353)	Citibank N.A.
5,300	02/21/19	1.643%	3 month LIBOR(2)	32,740	—	32,740	JPMorgan Chase Bank
1,605	02/21/19	1.573%	3 month LIBOR(2)	17,441	—	17,441	Citibank N.A.
2,110	03/05/19	1.643%	3 month LIBOR(2)	14,662	—	14,662	Bank of Nova Scotia
17,330	03/27/19	1.829%	3 month LIBOR(2)	(70,597)	—	(70,597)	Barclays Bank PLC
23,750	03/30/19	1.732%	3 month LIBOR(2)	61,234	—	61,234	Bank of Nova Scotia
200	06/08/21	4.640%	3 month LIBOR(1)	12,748	—	12,748	Morgan Stanley Capital Services
350	07/20/21	3.035%	3 month LIBOR(1)	27,482	—	27,482	Citibank N.A.
500	07/26/21	3.068%	3 month LIBOR(1)	40,425	—	40,425	Morgan Stanley Capital Services
100	07/28/21	3.085%	3 month LIBOR(1)	8,224	—	8,224	Bank of America NA
910	08/04/21	2.803%	3 month LIBOR(1)	51,581	—	51,581	Barclays Bank PLC
36,500	08/09/21	2.579%	3 month LIBOR(1)	1,334,384	—	1,334,384	Morgan Stanley Capital Services
170	08/09/21	2.625%	3 month LIBOR(2)	(6,907)	—	(6,907)	Citibank N.A.
13,200	08/10/21	2.575%	3 month LIBOR(1)	477,273	—	477,273	Barclays Bank PLC
52,400	08/11/21	2.590%	3 month LIBOR(1)	1,959,862	—	1,959,862	Morgan Stanley Capital Services
3,100	08/12/21	2.323%	3 month LIBOR(1)	42,683	—	42,683	UBS AG
1,795	08/18/21	2.408%	3 month LIBOR(2)	(37,376)	—	(37,376)	Citibank N.A.
1,025	08/19/21	2.280%	3 month LIBOR(1)	(9,768)	—	(9,768)	Bank of America NA
460	08/22/21	2.204%	3 month LIBOR(1)	1,140	—	1,140	UBS AG
3,000	08/24/21	2.253%	3 month LIBOR(1)	19,869	—	19,869	Bank of America N.A.
760	08/24/21	2.255%	3 month LIBOR(1)	5,201	—	5,201	Citibank N.A.
760	08/24/21	2.250%	3 month LIBOR(1)	4,866	—	4,866	Citibank N.A.
2,400	08/25/21	2.283%	3 month LIBOR(1)	22,024	—	22,024	Morgan Stanley Capital Services
1,710	08/25/21	2.222%	3 month LIBOR(2)	(6,571)	—	(6,571)	Bank of America N.A.
8,340	08/31/21	2.343%	3 month LIBOR(1)	120,643	—	120,643	UBS AG
2,900	09/06/21	2.265%	3 month LIBOR(1)	(19,690)	—	(19,690)	UBS AG
795	09/06/21	2.431%	3 month LIBOR(1)	17,019	—	17,019	Morgan Stanley Capital Services
660	09/06/21	2.223%	3 month LIBOR(1)	2,015	—	2,015	UBS AG
3,100	09/08/21	2.180%	3 month LIBOR(2)	(2,571)	—	(2,571)	Morgan Stanley Capital Services
500	09/13/21	2.171%	3 month LIBOR(2)	984	—	984	Bank of America N.A.
1,040	09/14/21	2.160%	3 month LIBOR(1)	(3,151)	—	(3,151)	Barclays Bank PLC
2,010	09/15/21	2.166%	3 month LIBOR(1)	(5,128)	—	(5,128)	Barclays Bank PLC

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$840	09/22/21	2.158%	3 month LIBOR(1)	$ (3,220)	$ —	$ (3,220)	Barclays Bank PLC
500	09/23/21	2.099%	3 month LIBOR(2)	4,529	—	4,529	Citibank N.A.
17,495	09/27/21	1.933%	3 month LIBOR(1)	(419,523)	—	(419,523)	Citibank N.A.
2,540	09/28/21	2.016%	3 month LIBOR(1)	(42,452)	—	(42,452)	Barclays Bank PLC
3,950	09/29/21	2.158%	3 month LIBOR(1)	(17,180)	—	(17,180)	Barclays Bank PLC
29,885	10/03/21	2.188%	3 month LIBOR(1)	219,571	—	219,571	Barclays Bank PLC
690	10/03/21	2.160%	3 month LIBOR(1)	3,309	—	3,309	Morgan Stanley Capital Services
460	10/04/21	2.108%	3 month LIBOR(1)	(53)	—	(53)	Citibank N.A.
15,795	10/06/21	1.965%	3 month LIBOR(1)	(213,868)	—	(213,868)	JPMorgan Chase Bank
1,270	10/06/21	2.038%	3 month LIBOR(2)	8,656	—	8,656	Citibank N.A.
920	10/06/21	2.060%	3 month LIBOR(2)	4,351	—	4,351	UBS AG
840	10/07/21	2.135%	3 month LIBOR(1)	1,802	—	1,802	Citibank N.A.
1,360	10/11/21	2.265%	3 month LIBOR(2)	(18,870)	—	(18,870)	Citibank N.A.
16,300	10/13/21	2.340%	3 month LIBOR(1)	336,795	—	336,795	UBS AG
4,985	10/14/21	2.405%	3 month LIBOR(1)	132,780	—	132,780	UBS AG
11,000	11/04/21	2.223%	3 month LIBOR(2)	(87,270)	—	(87,270)	Morgan Stanley Capital Services
8,195	11/22/21	2.175%	3 month LIBOR(1)	17,477	—	17,477	Morgan Stanley Capital Services
1,300	11/23/21	2.148%	3 month LIBOR(2)	630	—	630	Citibank N.A.
50,075	11/25/21	2.148%	3 month LIBOR(1)	(33,685)	—	(33,685)	Morgan Stanley Capital Services
52,565	11/29/21	2.129%	3 month LIBOR(1)	(140,825)	—	(140,825)	JPMorgan Chase Bank
22,300	11/30/21	2.229%	3 month LIBOR(1)	144,468	—	144,468	JPMorgan Chase Bank
21,800	11/30/21	2.210%	3 month LIBOR(1)	102,932	—	102,932	Barclays Bank PLC
1,070	12/19/21	2.053%	3 month LIBOR(1)	(12,070)	—	(12,070)	Barclays Bank PLC
2,700	12/22/21	2.085%	3 month LIBOR(1)	(22,849)	—	(22,849)	Barclays Bank PLC
1,915	01/13/22	2.050%	3 month LIBOR(2)	28,627	—	28,627	Bank of Nova Scotia
1,110	01/13/22	2.068%	3 month LIBOR(1)	(14,802)	—	(14,802)	Citibank N.A.
2,000	01/20/22	1.999%	3 month LIBOR(2)	40,542	—	40,542	Bank of Nova Scotia
1,930	01/24/22	2.148%	3 month LIBOR(1)	(13,285)	—	(13,285)	Bank of Nova Scotia
1,530	01/24/22	2.113%	3 month LIBOR(2)	15,466	—	15,466	Bank of Nova Scotia
1,235	01/24/22	2.118%	3 month LIBOR(2)	11,915	—	11,915	Bank of Nova Scotia
2,000	01/25/22	2.171%	3 month LIBOR(1)	(9,607)	—	(9,607)	Bank of Nova Scotia
1,015	01/27/22	2.071%	3 month LIBOR(2)	14,354	—	14,354	Citibank N.A.
910	01/30/22	2.082%	3 month LIBOR(2)	12,315	—	12,315	Citibank N.A.
4,850	01/31/22	2.038%	3 month LIBOR(1)	(85,353)	—	(85,353)	Citibank N.A.
1,970	02/02/22	1.914%	3 month LIBOR(2)	57,553	—	57,553	Citibank N.A.
1,975	02/07/22	2.056%	3 month LIBOR(2)	32,489	—	32,489	Citibank N.A.
2,185	02/10/22	2.097%	3 month LIBOR(2)	28,214	—	28,214	Morgan Stanley Capital Services
1,965	02/13/22	2.120%	3 month LIBOR(1)	(21,793)	—	(21,793)	Bank of Nova Scotia
1,550	02/17/22	2.018%	3 month LIBOR(2)	32,203	—	32,203	Bank of Nova Scotia
1,145	02/21/22	2.105%	3 month LIBOR(2)	14,943	—	14,943	JPMorgan Chase Bank
765	02/21/22	2.100%	3 month LIBOR(2)	10,335	—	10,335	JPMorgan Chase Bank
1,160	02/23/22	2.117%	3 month LIBOR(2)	14,063	—	14,063	JPMorgan Chase Bank
1,500	03/02/22	2.010%	3 month LIBOR(1)	(33,613)	—	(33,613)	Barclays Bank PLC
6,450	03/09/22	2.045%	3 month LIBOR(1)	(127,040)	—	(127,040)	Bank of Nova Scotia
28,400	03/19/22	2.389%	3 month LIBOR(1)	315,174	—	315,174	Bank of Nova Scotia
2,000	03/21/22	2.325%	3 month LIBOR(1)	10,265	—	10,265	Barclays Bank PLC
3,100	03/23/22	2.368%	3 month LIBOR(1)	27,579	—	27,579	Citibank N.A.
1,300	03/28/22	2.350%	3 month LIBOR(1)	8,968	—	8,968	Barclays Bank PLC
4,010	03/30/22	2.238%	3 month LIBOR(2)	14,362	—	14,362	Barclays Bank PLC
39,600	12/31/22	0.000%	3 month LIBOR(1)	769,257	—	769,257	Citibank N.A.
5,000	12/31/22	3.001%	3 month LIBOR(1)	385,203	—	385,203	Barclays Bank PLC
4,015	12/31/22	3.510%	3 month LIBOR(1)	591,735	—	591,735	Citibank N.A.
3,500	12/31/22	4.063%	3 month LIBOR(1)	798,943	—	798,943	Citibank N.A.
2,500	12/31/22	3.843%	3 month LIBOR(1)	522,230	—	522,230	JPMorgan Chase Bank
2,500	12/31/22	3.415%	3 month LIBOR(1)	321,980	—	321,980	Citibank N.A.
2,300	12/31/22	2.422%	3 month LIBOR(1)	15,372	—	15,372	Morgan Stanley Capital Services
2,050	12/31/22	2.412%	3 month LIBOR(2)	(5,012)	—	(5,012)	Morgan Stanley Capital Services
1,900	12/31/22	2.467%	3 month LIBOR(1)	(24,552)	—	(24,552)	Citibank N.A.

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$13,000	08/15/26	3.000%	3 month LIBOR(2)	$ 542,330	$ —	$ 542,330	Barclays Bank PLC
1,650	08/24/26	2.720%	3 month LIBOR(1)	10,140	—	10,140	Bank of America NA
4,390	09/27/26	2.313%	3 month LIBOR(1)	(205,971)	—	(205,971)	Citibank N.A.
7,380	10/03/26	2.570%	3 month LIBOR(1)	(30,123)	—	(30,123)	Barclays Bank PLC
4,445	10/05/26	2.410%	3 month LIBOR(1)	(110,477)	—	(110,477)	Barclays Bank PLC
3,830	10/06/26	2.312%	3 month LIBOR(1)	(144,069)	—	(144,069)	JPMorgan Chase Bank
1,890	11/02/26	2.773%	3 month LIBOR(2)	(36,990)	—	(36,990)	Barclays Bank PLC
27,700	11/30/26	2.550%	3 month LIBOR(1)	(311,006)	—	(311,006)	JPMorgan Chase Bank
1,350	12/21/26	2.388%	3 month LIBOR(2)	45,386	—	45,386	Barclays Bank PLC
870	02/06/27	2.383%	3 month LIBOR(2)	34,398	—	34,398	Bank of Nova Scotia
730	02/14/27	2.503%	3 month LIBOR(1)	(18,061)	—	(18,061)	Barclays Bank PLC
1,000	02/23/27	2.540%	3 month LIBOR(2)	20,628	—	20,628	Barclays Bank PLC
2,400	03/30/27	2.674%	3 month LIBOR(2)	14,401	—	14,401	Bank of Nova Scotia
340	08/24/41	3.074%	3 month LIBOR(2)	(3,812)	—	(3,812)	Citibank N.A.
340	08/24/41	3.065%	3 month LIBOR(2)	(3,214)	—	(3,214)	Citibank N.A.
345	09/06/41	3.110%	3 month LIBOR(2)	(6,133)	—	(6,133)	UBS AG
345	09/06/41	3.028%	3 month LIBOR(2)	(410)	—	(410)	UBS AG
360	09/08/41	2.954%	3 month LIBOR(1)	(4,955)	—	(4,955)	Barclays Bank PLC
100	09/09/41	3.019%	3 month LIBOR(1)	(65)	—	(65)	Barclays Bank PLC
590	10/11/41	2.719%	3 month LIBOR(2)	30,064	—	30,064	JPMorgan Chase Bank
630	10/17/41	2.905%	3 month LIBOR(1)	(8,295)	—	(8,295)	Barclays Bank PLC
900	12/12/41	2.685%	3 month LIBOR(1)	(55,733)	—	(55,733)	Citibank N.A.
845	12/20/41	2.614%	3 month LIBOR(2)	65,018	—	65,018	Citibank N.A.
680	12/20/41	2.615%	3 month LIBOR(1)	(52,149)	—	(52,149)	Barclays Bank PLC
515	01/10/42	2.718%	3 month LIBOR(1)	(30,177)	—	(30,177)	Barclays Bank PLC
545	01/11/42	2.710%	3 month LIBOR(1)	(32,810)	—	(32,810)	Citibank N.A.
1,060	01/12/42	2.773%	3 month LIBOR(2)	50,373	—	50,373	Citibank N.A.
860	02/09/42	2.840%	3 month LIBOR(1)	(30,749)	—	(30,749)	Barclays Bank PLC

				$6,474,139	$—	$6,474,139

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$ 19,187,977	$—
Commercial Mortgage-Backed Securities	—	10,479,271	—
Corporate Bonds	—	14,430,105	—
Non-Corporate Foreign Agencies	—	2,363,648	—
Sovereigns	—	824,876	—
U.S. Government Agency Obligations	—	136,106,121	—
U.S. Government Mortgage-Backed Securities	—	18,425,614	—
U.S. Treasury Obligations	—	32,786,974	—
Affiliated Money Market Mutual Fund	177,580,372	—	—
Other Financial Instruments*

AST BOND PORTFOLIO 2022 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Futures Contracts	$(30,635)	$—	$—
Interest Rate Swaps	—	6,474,139	—

Total	$177,549,737	$241,078,725	$—

Interest Rate Swaps
Balance as of 12/31/11	$5,081,235
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(5,081,235)

Balance as of 03/31/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain during the reporting period for other financial instruments was $1,972,357.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as the beginning of period. At the reporting period end, there were 8 interest rate swaps transferred from Level 3 into Level 2 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the securities.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 59.4%

ASSET-BACKED SECURITIES — 1.6%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$50	$50,073
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.442%	(c)	02/15/18	50	51,736
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	50	49,945
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	50	49,993
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	50	49,960

TOTAL ASSET-BACKED SECURITIES (cost $251,801)						251,707

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3	Aaa	5.369%		10/10/45	50	53,446
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(d)	5.736%		06/11/50	70	72,998
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4	Aaa	5.431%		10/15/49	50	56,596
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%	(c)	06/15/49	193	193,800
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, A3	Aaa	5.984%	(c)	02/15/51	50	53,709
Morgan Stanley Capital I, Series 2005-IQ9, Class A5	AAA(d)	4.700%		07/15/56	50	53,772
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%	(c)	01/15/45	50	55,564

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $537,641)						539,885

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.2%
Federal Home Loan Bank		0.060%	(s)	04/25/12	1,600	1,599,936
Federal Home Loan Mortgage Corp		2.375%		01/13/22	840	824,611
Federal National Mortgage Association		1.125%		04/27/17	900	894,402
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23	743	930,305
Resolution Funding Corp. Interest Strip		3.560%	(s)	07/15/23	1,135	806,431
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%		02/15/21	500	558,221

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,612,386)						5,613,906

U.S. GOVERNMENT MORTGAGE-BACKED SECURITY — 6.5%
Government National Mortgage Association (cost $1,034,531)		3.500%		TBA	1,000	1,038,437

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds		6.250%		08/15/23	80	110,800
U.S. Treasury Notes		0.250%		02/28/14	115	114,829
U.S. Treasury Notes		0.250%		03/31/14	1,530	1,527,370
U.S. Treasury Notes(k)		2.000%		02/15/22	260	255,003
U.S. Treasury Strips Coupon		2.940%	(n)	02/15/25	20	13,709

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,025,166)						2,021,711

TOTAL LONG-TERM INVESTMENTS (cost $9,461,525)						9,465,646

AST BOND PORTFOLIO 2023 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 55.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,752,978)(w)	8,752,978	$ 8,752,978

TOTAL INVESTMENTS — 114.4% (cost $18,214,503)		18,218,624

Liabilities in excess of other assets(x) — (14.4)%.		(2,294,254)

NET ASSETS — 100.0%		$ 15,924,370

The following abbreviations are used in the Portfolio descriptions:

AID	Agency for International Development
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
6	90 Day Eurodollar	Jun. 2012	$ 1,493,193	$ 1,492,950	$ (243)
2	5 Year U.S. Treasury Notes	Jun. 2012	244,989	245,078	89
1	10 Year U.S. Treasury Notes	Jun. 2012	129,565	129,485	(80)
					$ (234)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$650	02/28/14	0.596%	3 month LIBOR(2)	$ (267)	$ —	$ (267)	Barclays Bank PLC
1,700	03/29/14	0.570%	3 month LIBOR(2)	208	—	208	Barclays Bank PLC
55	01/26/17	1.215%	3 month LIBOR(1)	29	—	29	Bank of Nova Scotia
165	01/27/17	1.138%	3 month LIBOR(2)	546	—	546	Bank of Nova Scotia
1,150	03/27/17	1.340%	3 month LIBOR(2)	(4,167)	—	(4,167)	Barclays Bank PLC
960	03/29/17	1.267%	3 month LIBOR(2)	(1)	—	(1)	Bank of Nova Scotia
45	02/16/19	1.580%	3 month LIBOR(1)	(454)	—	(454)	Citibank N.A.
35	02/21/19	1.573%	3 month LIBOR(2)	380	—	380	Citibank N.A.
670	03/27/19	1.829%	3 month LIBOR(2)	(2,729)	—	(2,729)	Barclays Bank PLC
60	01/24/22	2.113%	3 month LIBOR(2)	606	—	606	Bank of Nova Scotia
230	02/02/22	1.913%	3 month LIBOR(1)	(6,746)	—	(6,746)	Barclays Bank PLC
35	02/02/22	1.914%	3 month LIBOR(2)	1,023	—	1,023	Citibank N.A.
40	02/13/22	2.120%	3 month LIBOR(1)	(444)	—	(444)	Bank of Nova Scotia
30	02/17/22	2.018%	3 month LIBOR(2)	623	—	623	Bank of Nova Scotia
25	02/21/22	2.105%	3 month LIBOR(2)	326	—	326	JPMorgan Chase Bank

AST BOND PORTFOLIO 2023 (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$15	02/21/22	2.100%	3 month LIBOR(2)	$ 203	$—	$ 203	JPMorgan Chase Bank
135	03/02/22	2.010%	3 month LIBOR(1)	(3,025)	—	(3,025)	Barclays Bank PLC
360	03/29/22	2.293%	3 month LIBOR(2)	(561)	—	(561)	Barclays Bank PLC
1,070	03/30/22	2.238%	3 month LIBOR(2)	3,832	—	3,832	Barclays Bank PLC
765	03/30/22	2.225%	3 month LIBOR(2)	11,173	—	11,173	Bank of Nova Scotia
5,000	12/31/23	2.355%	3 month LIBOR(1)	(108,030)	—	(108,030)	Barclays Bank PLC
3,850	12/31/23	0.000%	3 month LIBOR(1)	80,023	—	80,023	Citibank N.A.
2,930	12/31/23	0.000%	3 month LIBOR(1)	51,582	—	51,582	Citibank N.A.
800	12/31/23	0.000%	3 month LIBOR(1)	(20,489)	—	(20,489)	Barclays Bank PLC
600	12/31/23	0.000%	3 month LIBOR(1)	8,576	—	8,576	Barclays Bank PLC
550	12/31/23	0.000%	3 month LIBOR(1)	(13,673)	—	(13,673)	Citibank N.A.
430	12/31/23	0.000%	3 month LIBOR(1)	(14,599)	—	(14,599)	Barclays Bank PLC
355	12/31/23	0.000%	3 month LIBOR(1)	(8,851)	—	(8,851)	Citibank N.A.
160	02/01/27	2.404%	3 month LIBOR(1)	(5,821)	—	(5,821)	Barclays Bank PLC
245	03/09/27	2.480%	3 month LIBOR(1)	(7,160)	—	(7,160)	Bank of Nova Scotia
20	02/09/42	2.840%	3 month LIBOR(1)	(715)	—	(715)	Barclays Bank PLC

				$(38,602)	$ —	$(38,602)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

#   Notional mount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$ —	$ 251,707	$ —
Commercial Mortgage-Backed Securities	—	539,885	—
U.S. Government Agency Obligations	—	5,613,906	—
U.S. Government Mortgage-Backed Security	—	1,038,437	—
U.S. Treasury Obligations	—	2,021,711	—
Affiliated Money Market Mutual Fund	8,752,978	—	—
Other Financial Instruments*
Futures Contracts	(234)	—	—
Interest Rate Swaps	—	(38,602)	—

Total	$8,752,744	$9,427,044	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	69,438,220	$661,051,857
AST Federated Aggressive Growth Portfolio	6,301,326	62,698,190
AST Goldman Sachs Concentrated Growth Portfolio	8,204,766	252,378,589
AST Goldman Sachs Large-Cap Value Portfolio	13,027,197	221,071,530
AST Goldman Sachs Mid-Cap Growth Portfolio	5,348,127	31,340,022
AST Goldman Sachs Small-Cap Value Portfolio	3,977,275	46,653,435
AST High Yield Portfolio	15,823,044	119,780,445
AST International Growth Portfolio	46,898,677	537,458,833
AST International Value Portfolio	35,565,949	534,556,217
AST Jennison Large-Cap Growth Portfolio*	43,651,643	631,639,267
AST Jennison Large-Cap Value Portfolio	26,317,298	329,492,565
AST Large-Cap Value Portfolio	31,551,073	442,030,533
AST Lord Abbett Core Fixed-Income Portfolio	20,081,646	229,934,848
AST Marsico Capital Growth Portfolio	28,528,435	630,193,122
AST MFS Growth Portfolio	34,534,716	379,536,533
AST Mid-Cap Value Portfolio	5,249,483	67,823,315
AST Money Market Portfolio	35,696,088	35,696,088
AST Neuberger Berman Core Bond Portfolio	14,944,776	153,034,505
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,881,291	46,806,509
AST Parametric Emerging Markets Equity Portfolio	19,611,560	175,719,574
AST PIMCO Limited Maturity Bond Portfolio	4,437,238	47,345,333
AST PIMCO Total Return Bond Portfolio	43,862,048	536,871,465
AST Prudential Core Bond Portfolio	29,773,547	306,072,060
AST Small-Cap Growth Portfolio*	4,054,337	93,533,558
AST Small-Cap Value Portfolio	7,578,180	109,050,016
AST T. Rowe Price Equity Income Portfolio	60,822,543	551,052,240
AST T. Rowe Price Global Bond Portfolio	75,884	852,941
AST T. Rowe Price Large-Cap Growth Portfolio*	43,533,341	633,845,439
AST T. Rowe Price Natural Resources Portfolio	2,509,147	50,734,956
AST Western Asset Core Plus Bond Portfolio	28,001,327	305,774,494

TOTAL LONG-TERM INVESTMENTS (cost $7,570,149,419)(w)		8,224,028,479

	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $432,145,543)(w)	432,145,543	$ 432,145,543

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.025%	06/28/12	$ 4,300	4,299,274
0.030%	06/28/12	15,000	14,997,465
0.086%	06/28/12	500	499,915
0.088%	06/28/12	900	899,848

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,698,135)			20,696,502

TOTAL SHORT-TERM INVESTMENTS (cost $452,843,678)			452,842,045

TOTAL INVESTMENTS — 100.1% (cost $8,022,993,097)			8,676,870,524
Liabilities in excess of other assets(x) — (0.1)%			(11,697,857)

NET ASSETS — 100.0%			$ 8,665,172,667

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
654	10 Year U.S. Treasury Notes	Jun. 2012	$85,817,438	$84,682,782	$(1,134,656)
402	CAC40 10 Euro	Apr. 2012	18,611,625	18,360,461	(251,164)
63	DAX Index	Jun. 2012	14,474,636	14,622,194	147,558
208	FTSE 100 Index	Jun. 2012	19,331,327	19,061,676	(269,651)
361	Russell 2000 Mini	Jun. 2012	29,858,248	29,879,970	21,722
637	S&P 500	Jun. 2012	217,814,747	223,459,600	5,644,853
161	TOPIX Index	Jun. 2012	16,041,646	16,669,929	628,283

					$4,786,945

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,656,174,022	$—	$—
U.S. Treasury Obligations	—	20,696,502	—
Other Financial Instruments*
Futures	4,786,945	—	—

Total	$8,660,960,967	$20,696,502	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 3/31/12
Equity contracts	$ 5,921,601
Interest rate contracts	(1,134,656)
Total	$ 4,786,945

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.3%
AST BlackRock Value Portfolio	14,656,938	$139,534,052
AST Federated Aggressive Growth Portfolio	7,749,151	77,104,049
AST Goldman Sachs Concentrated Growth Portfolio	1,781,842	54,809,462
AST Goldman Sachs Large-Cap Value Portfolio	2,726,536	46,269,308
AST Goldman Sachs Mid-Cap Growth Portfolio	1,086,433	6,366,498
AST International Growth Portfolio	26,719,493	306,205,395
AST International Value Portfolio	5,620,953	84,482,924
AST Jennison Large-Cap Growth Portfolio*	9,196,269	133,070,017
AST Jennison Large-Cap Value Portfolio	5,335,680	66,802,711
AST Large-Cap Value Portfolio	6,785,489	95,064,707
AST Lord Abbett Core Fixed-Income Portfolio	3,319,654	38,010,043
AST Marsico Capital Growth Portfolio	5,986,457	132,240,837
AST MFS Growth Portfolio	7,200,790	79,136,681
AST Mid-Cap Value Portfolio	1,174,398	15,173,217
AST Money Market Portfolio	323,382,011	323,382,011
AST Neuberger Berman Core Bond Portfolio	2,467,894	25,271,235
AST Neuberger Berman Mid-Cap Growth Portfolio*	366,683	9,123,085
AST PIMCO Total Return Bond Portfolio	7,336,945	89,804,206
AST Prudential Core Bond Portfolio	4,941,767	50,801,365
AST Small-Cap Growth Portfolio*	3,849,313	88,803,659
AST T. Rowe Price Equity Income Portfolio	12,790,998	115,886,438
AST T. Rowe Price Large-Cap Growth Portfolio*	9,199,482	133,944,462
AST Western Asset Core Plus Bond Portfolio	4,669,479	50,990,710

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,005,605,672)(w)		2,162,277,072

EXCHANGE TRADED FUNDS — 9.7%
Energy Select Sector SPDR Fund(a)	335,475	24,063,622
iShares Dow Jones U.S. Healthcare Sector Index Fund	155,250	12,143,655
iShares FTSE China 25 Index Fund(a)	887,750	32,518,283
iShares iBoxx $ High Yield Corporate Bond Fund	339,500	30,840,180
iShares MSCI Emerging Markets Index Fund	552,250	23,713,615
iShares MSCI Germany Index Fund(a)	1,011,648	23,541,049
iShares S&P Global Technology Sector Index Fund(a)	168,990	11,962,802
SPDR S&P Bank ETF(a)	1,022,950	24,397,358
Technology Select Sector SPDR Fund(a)	1,184,669	35,717,770
Vanguard Health Care ETF(a)	178,663	12,072,259

TOTAL EXCHANGE TRADED FUNDS (cost $211,744,961)		230,970,593

TOTAL LONG-TERM INVESTMENTS (cost $2,217,350,633)		2,393,247,665

	Shares	Value
SHORT-TERM INVESTMENT — 3.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $81,549,776; includes $72,933,729 of cash collateral for securities on loan)(b)(w)	81,549,776	$81,549,776

TOTAL INVESTMENTS — 103.4% (cost $2,298,900,409)		2,474,797,441
Liabilities in excess of other assets — (3.4)%		(81,525,281)

NET ASSETS — 100.0%		$2,393,272,160

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,650,340; cash collateral of $72,933,729 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,243,826,848	$—	$—
Exchange Traded Funds	230,970,593	—	—

Total	$2,474,797,441	$—	$—

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.4%
AST BlackRock Value Portfolio	11,432,897	$108,841,184
AST Federated Aggressive Growth Portfolio	6,759,116	67,253,199
AST Goldman Sachs Concentrated Growth Portfolio	1,512,141	46,513,452
AST Goldman Sachs Large-Cap Value Portfolio	2,108,850	35,787,191
AST Goldman Sachs Mid-Cap Growth Portfolio	932,114	5,462,188
AST International Growth Portfolio	21,465,885	245,999,045
AST International Value Portfolio	8,825,312	132,644,445
AST Jennison Large-Cap Growth Portfolio*	7,776,526	112,526,333
AST Jennison Large-Cap Value Portfolio	4,153,147	51,997,405
AST Large-Cap Value Portfolio	5,250,726	73,562,672
AST Lord Abbett Core Fixed-Income Portfolio	7,814,364	89,474,466
AST Marsico Capital Growth Portfolio	5,068,364	111,960,157
AST MFS Growth Portfolio	6,087,579	66,902,492
AST Mid-Cap Value Portfolio	922,663	11,920,810
AST Money Market Portfolio	696,674,541	696,674,541
AST Neuberger Berman Core Bond Portfolio	5,809,687	59,491,197
AST Neuberger Berman Mid-Cap Growth Portfolio*	312,425	7,773,138
AST PIMCO Total Return Bond Portfolio	17,269,853	211,383,006
AST Prudential Core Bond Portfolio	11,629,581	119,552,098
AST Small-Cap Growth Portfolio*	3,244,985	74,861,811
AST T. Rowe Price Equity Income Portfolio	9,974,078	90,365,143
AST T. Rowe Price Large-Cap Growth Portfolio*	7,783,084	113,321,701
AST Western Asset Core Plus Bond Portfolio	10,992,707	120,040,360

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,508,467,087)(w)		2,654,308,034

EXCHANGE TRADED FUNDS — 9.6%
Energy Select Sector SPDR Fund(a)	412,260	29,571,410
iShares Dow Jones U.S. Healthcare Sector Index Fund	189,700	14,838,334
iShares FTSE China 25 Index Fund(a)	1,081,000	39,597,030
iShares iBoxx $ High Yield Corporate Bond Fund(a)	426,500	38,743,260
iShares MSCI Emerging Markets Index Fund	671,000	28,812,740
iShares MSCI Germany Index Fund(a)	1,249,000	29,064,230
iShares S&P Global Technology Sector Index Fund(a)	190,490	13,484,787
SPDR S&P Bank ETF(a)	1,214,000	28,953,900
Technology Select Sector SPDR Fund(a)	1,494,631	45,063,125
Vanguard Health Care ETF(a)	220,126	14,873,914

TOTAL EXCHANGE TRADED FUNDS (cost $259,048,853)		283,002,730

TOTAL LONG-TERM INVESTMENTS (cost $2,767,515,940)		2,937,310,764

	Shares	Value
SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $155,915,229; includes $148,627,786 of cash collateral for securities on loan)(b)(w)	155,915,229	$155,915,229

TOTAL INVESTMENTS — 105.3% (cost $2,923,431,169)		3,093,225,993
Liabilities in excess of other assets — (5.3)%		(155,889,893)

NET ASSETS — 100.0%		$2,937,336,100

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,728,882; cash collateral of $148,627,786 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,810,223,263	$—	$—
Exchange Traded Funds	283,002,730	—	—

Total	$3,093,225,993	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS
Apartment — 13.2%
American Campus Communities, Inc., REIT	134,223	$ 6,002,453
Apartment Investment & Management Co. (Class A Stock), REIT(a)	344,004	9,085,146
AvalonBay Communities, Inc., REIT(a)	95,334	13,475,461
Campus Crest Communities, Inc., REIT(a)	134,178	1,564,515
Education Realty Trust, Inc., REIT	323,202	3,503,510
Equity Residential, REIT	475,715	29,789,273
Essex Property Trust, Inc., REIT(a)	15,640	2,369,616
Mid-America Apartment Communities, Inc., REIT	111,010	7,441,000
Post Properties, Inc., REIT	95,019	4,452,590
UDR, Inc., REIT(a)	444,240	11,865,650

		89,549,214

Diversified Operations — 9.7%
American Assets Trust, Inc., REIT	170,272	3,882,202
Colonial Properties Trust, REIT(a)	398,022	8,649,018
Digital Realty Trust, Inc., REIT(a)	218,067	16,130,416
DuPont Fabros Technology, Inc., REIT(a)	218,898	5,352,056
Vornado Realty Trust, REIT	380,775	32,061,255

		66,074,947

Healthcare — 5.8%
HCP, Inc., REIT(a)	292,213	11,530,725
Health Care REIT, Inc., REIT(a)	82,451	4,531,507
Ventas, Inc., REIT(a)	408,809	23,342,994

		39,405,226

Hotels — 6.4%
Hersha Hospitality Trust, REIT	1,003,889	5,481,234
Host Hotels & Resorts, Inc., REIT(a)	1,233,405	20,252,510
Hyatt Hotels Corp. (Class A Stock)*(a)	209,876	8,965,903
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*(a)	363,924	3,712,025
Starwood Hotels & Resorts Worldwide, Inc.(a)	88,592	4,997,475

		43,409,147

Industrial — 5.5%
ProLogis, Inc., REIT(a)	1,035,342	37,293,019

Manufactured Home — 1.0%
Equity LifeStyle Properties, Inc., REIT	100,256	6,991,853

Office — 12.4%
Alexandria Real Estate Equities, Inc., REIT(a)	136,629	9,991,679
BioMed Realty Trust, Inc., REIT(a)	193,073	3,664,526
Boston Properties, Inc., REIT(a)	158,771	16,669,367
Brookfield Office Properties, lnc. (Canada)	631,334	11,016,778
Hudson Pacific Properties, Inc., REIT	188,691	2,854,895
Kilroy Realty Corp., REIT(a)	187,106	8,721,011
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT(a)	521,511	9,256,820
SL Green Realty Corp., REIT(a)	279,199	21,651,882

		83,826,958

Office Property — 1.3%
Corporate Office Properties Trust, REIT	390,208	9,056,728

Office/Industrial — 1.1%
Liberty Property Trust, REIT(a)	202,375	7,228,835

	Shares	Value
COMMON STOCKS (Continued)
Regional Mall — 19.2%
General Growth Properties, Inc., REIT(a)	1,298,107	$22,054,838
Macerich Co. (The), REIT(a)	171,855	9,924,626
Simon Property Group, Inc., REIT	548,734	79,939,569
Tanger Factory Outlet Centers, REIT(a)	218,355	6,491,694
Taubman Centers, Inc., REIT(a)	167,115	12,191,039

		130,601,766

Self Storage — 6.5%
Extra Space Storage, Inc., REIT(a)	307,087	8,841,035
Public Storage, REIT	255,725	35,333,523

		44,174,558

Shopping Centers — 5.1%
Alexander’s, Inc., REIT	5,500	2,166,340
Federal Realty Investment Trust, REIT	28,988	2,805,749
Kimco Realty Corp., REIT(a)	320,181	6,166,686
Regency Centers Corp., REIT	331,734	14,755,528
Weingarten Realty Investors, REIT(a)	336,407	8,891,237

		34,785,540

Storage — 0.5%
CubeSmart, REIT	279,530	3,326,407

TOTAL LONG-TERM INVESTMENTS (cost $538,897,300)		595,724,198

SHORT-TERM INVESTMENT — 26.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $180,144,349; includes $159,775,149 of cash collateral for securities on loan)(b)(w)	180,144,349	180,144,349

TOTAL INVESTMENTS — 114.2% (cost $719,041,649)		775,868,547
Liabilities in excess of other assets — (14.2)%		(96,626,841)

NET ASSETS — 100.0%		$679,241,706

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,431,258; cash collateral of $159,775,149 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on March 31, 2012. Collateral was subsequently received on April 2, 2012 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$595,724,198	$—	$—
Affiliated Money Market Mutual Fund	180,144,349	—	—

Total	$775,868,547	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 93.3%
Advertising — 0.9%
Millennial Media, Inc.*	192,500	$4,523,750
National CineMedia, Inc.	146,800	2,246,040

		6,769,790

Aerospace & Defense — 2.5%
Innovative Solutions & Support, Inc.*	949,549	4,187,511
Kaman Corp.	93,593	3,177,482
M/A-COM Technology Solutions Holdings, Inc.*(a)	63,800	1,323,212
Teledyne Technologies, Inc.*	175,400	11,058,970

		19,747,175

Automotive Parts — 1.1%
CLARCOR, Inc.	181,149	8,892,604

Banks — 0.9%
Walker & Dunlop, Inc.*(a)	555,000	6,993,000

Biotechnology — 1.4%
Amarin Corp. PLC (United Kingdom), ADR*(a)	740,919	8,387,203
BELLUS Health, Inc. (Canada)*	451,199	20,755
Repligen Corp.*	475,000	2,802,500

		11,210,458

Building Materials — 0.8%
Owens Corning*(a)	177,400	6,391,722

Business Services — 3.3%
CoStar Group, Inc.*(a)	97,300	6,718,565
Ctrip.com International Ltd. (Cayman Islands), ADR*(a)	130,000	2,813,200
Kenexa Corp.*	515,700	16,110,468

		25,642,233

Cable Television — 0.8%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*(a)	915,792	6,502,123

Chemicals — 1.5%
Eastman Chemical Co.	220,800	11,413,152

Commercial Banks — 0.8%
Popular, Inc. (Puerto Rico)*	3,105,000	6,365,250

Commercial Services — 1.8%
iSoftstone Holdings Ltd. (Cayman Islands), ADS*(a)	155,600	1,373,948
MoneyGram International, Inc.*	172,744	3,109,392
RPX Corp.*	110,000	1,865,600
TNS, Inc.*	155,750	3,384,448
VistaPrint NV (Netherlands)*(a)	73,100	2,825,315
Zillow, Inc.*(a)	50,700	1,804,413

		14,363,116

Computer Services & Software — 9.2%
CafePress, Inc.*	52,160	998,864
Camelot Information Systems, Inc. (British Virgin Islands), ADS*	348,600	1,321,194
Cinedigm Digital Cinema Corp.*	483,000	816,270
Cinedigm Digital Cinema Corp. (Class A Stock)*	998,987	1,688,288
CommVault Systems, Inc.*	309,900	15,383,436
Envestnet, Inc.*	645,000	8,075,400
IHS, Inc. (Class A Stock)*	33,353	3,123,508

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
LivePerson, Inc.*(a)	113,775	$1,908,007
OCZ Technology Group, Inc.*(a)	465,000	3,245,700
QLIK Technologies, Inc.*	93,000	2,976,000
RADWARE Ltd. (Israel)*	358,900	13,437,216
Riverbed Technology, Inc.*(a)	302,000	8,480,160
Syntel, Inc.	65,749	3,681,944
Tangoe, Inc.*	87,500	1,645,875
Telecity Group PLC (United Kingdom)*	462,399	5,450,865

		72,232,727

Consumer Products & Services — 0.8%
Vitamin Shoppe, Inc.*(a)	136,900	6,052,349

Containers & Packaging — 0.4%
Greatview Aseptic Packaging Co. Ltd. (Cayman Islands)*	6,171,286	3,242,378

Diversified Financial Services — 0.2%
Power Finance Corp. Ltd. (India)*	484,288	1,754,350

Education — 0.2%
Ambow Education Holding Ltd. (Cayman Islands), ADR*(a)	182,688	1,344,584

Electric — 0.4%
ITC Holdings Corp.	39,800	3,062,212

Electrical Equipment — 0.1%
Satcon Technology Corp.*(a)	2,974,876	1,070,955

Energy – Alternate Sources — 0.2%
Syntroleum Corp.*(a)	1,384,769	1,336,302

Engineering & Construction — 1.0%
Chicago Bridge & Iron Co. NV (Netherlands)	184,779	7,980,605

Entertainment & Leisure — 0.6%
Penn National Gaming, Inc.*	97,900	4,207,742
Universal Travel Group*(a)(g)	244,724	499,237

		4,706,979

Financial Services — 2.7%
Affiliated Managers Group, Inc.*	76,600	8,564,646
Air Lease Corp.*(a)	350,000	8,424,500
Manappuram Finance Ltd. (India)	6,362,700	3,803,007
Netspend Holdings, Inc.*	46,402	360,080

		21,152,233

Food — 0.4%
Annie’s, Inc.*	85,474	2,977,914

Healthcare Products — 0.6%
DexCom, Inc.*	416,575	4,344,877

Healthcare Services — 2.5%
Protalix BioTherapeutics, Inc.*(a)	1,396,098	8,893,144
Seattle Genetics, Inc.*(a)	534,100	10,884,958

		19,778,102

Hotels & Motels — 1.5%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*(a)	425,515	5,791,259
NagaCorp Ltd. (Cayman Islands)	6,885,992	3,130,178
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	283,200	2,888,640

		11,810,077

Household Products — 0.9%
Samsonite International SA*	3,962,300	7,204,599

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Services — 6.0%
ASOS PLC (United Kingdom)*	51,761	$1,475,338
Brightcove, Inc.*(a)	151,968	3,768,806
BroadSoft, Inc.*(a)	168,800	6,456,600
Cogent Communications Group, Inc.*	72,843	1,389,844
Constant Contact, Inc.*(a)	416,100	12,395,619
NIC, Inc.	268,100	3,252,053
Shutterfly, Inc.*(a)	138,293	4,332,720
Synacor, Inc.*	622,000	4,702,320
WebMediaBrands, Inc.*	1,181,298	1,228,550
Yoox SpA (Italy)*(a)	488,303	7,756,423

		46,758,273

Manufacturing — 1.2%
EnPro Industries, Inc.*	24,441	1,004,525
STR Holdings, Inc.*(a)	122,300	591,932
Trinity Industries, Inc.	222,689	7,337,603

		8,934,060

Medical Supplies & Equipment — 2.0%
Conceptus, Inc.*(a)	716,163	10,298,424
Corcept Therapeutics, Inc.*(a)	161,524	634,789
Corcept Therapeutics, Inc., PIPE*	123,242	484,341
Insulet Corp.*(a)	234,000	4,478,760

		15,896,314

Oil, Gas & Consumable Fuels — 0.9%
Baytex Energy Corp. (Canada)	40,600	2,105,516
Dresser-Rand Group, Inc.*	38,253	1,774,557
Vermilion Energy, Inc. (Canada)	73,100	3,371,929

		7,252,002

Pharmaceuticals — 18.4%
Achillion Pharmaceuticals, Inc.*(a)	314,474	3,012,661
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
Alexza Pharmaceuticals, Inc.*(a)	1,375,000	851,537
Catalyst Pharmaceutical Partners, Inc.*(a)	1,229,390	1,364,623
Cubist Pharmaceuticals, Inc.*(a)	507,100	21,932,075
Dyax Corp.*	1,114,039	1,737,901
Dynavax Technologies Corp.*(a)	9,070,376	45,896,103
Nektar Therapeutics*(a)	405,900	3,214,728
Neurocrine Biosciences, Inc.*	206,800	1,648,196
Progenics Pharmaceuticals, Inc.*	968,600	9,589,140
Regeneron Pharmaceuticals, Inc.*(a)	72,717	8,480,257
Sagent Pharmaceuticals, Inc.*(a)	245,000	4,378,150
Salix Pharmaceuticals Ltd.*(a)	140,600	7,381,500
Threshold Pharmaceuticals, Inc.*(a)	828,171	7,287,905
Vical, Inc.*	856,700	2,912,780
Vivus, Inc.*(a)	497,700	11,128,572
Warner Chilcott PLC (Ireland) (Class A Stock)*	362,400	6,091,944
Watson Pharmaceuticals, Inc.*	46,697	3,131,501
YM Biosciences, Inc. (Canada)*(a)	2,040,000	3,794,400

		143,833,973

Real Estate — 0.9%
China Housing & Land Development, Inc.*(a)	165,838	225,540
LPS Brasil Consultoria de Imoveis SA (Brazil)	345,417	7,092,075

		7,317,615

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trust – Mortgage — 0.2%
Summit Hotel Properties, Inc.	225,900	$1,712,322

Real Estate Investment Trusts — 0.8%
Chimera Investment Corp.	852,785	2,413,382
Fibra Uno Administracion SA de CV (Mexico)	1,792,202	3,530,108

		5,943,490

Restaurants — 2.2%
International Meal Co. Holdings SA (Brazil)	1,858,347	17,306,362

Retail & Merchandising — 10.4%
Arezzo Industria e Comercio SA (Brazil)	781,593	13,410,114
Dick’s Sporting Goods, Inc.	228,000	10,962,240
Gordmans Stores, Inc.*(a)	255,000	5,602,350
LJ International, Inc. (British Virgin Islands)*(a)	77,274	179,276
Lululemon Athletica, Inc.*(a)	222,440	16,611,819
MSC Industrial Direct Co., Inc. (Class A Stock)	141,100	11,750,808
Salvatore Ferragamo Italia SpA (Italy)*	677,000	14,031,369
Ulta Salon Cosmetics & Fragrance, Inc	62,400	5,796,336
Vera Bradley, Inc.*(a)	96,178	2,903,614

		81,247,926

Semiconductors — 4.2%
Entropic Communications, Inc.*(a)	124,300	724,669
Mellanox Technologies Ltd. (Israel)*(a)	110,000	4,601,300
Microsemi Corp.*	453,000	9,712,320
Mindspeed Technologies, Inc.*(a)	1,416,429	9,022,653
Nova Measuring Instruments Ltd. (Israel)*	825,811	7,399,267
RDA Microelectronics, Inc. (Cayman Islands), ADR*	101,447	1,121,497
Rubicon Technology, Inc.*(a)	55,050	574,171

		33,155,877

Software — 2.7%
Demandware, Inc.*(a)	12,780	380,844
inContact, Inc.*	109,780	612,572
interXion Holding NV (Netherlands)*	34,299	615,667
Jive Software, Inc.(a)	232,800	6,322,848
Parametric Technology Corp.*	243,627	6,806,938
Synchronoss Technologies, Inc.*	185,700	5,927,544

		20,666,413

Telecommunications — 1.8%
Gilat Satellite Networks Ltd. (Israel)*	628,100	2,537,524
hiSoft Technology International Ltd. (Cayman Islands), ADR*(a)	207,495	3,116,575
IPG Photonics Corp.*	65,784	3,424,057
tw telecom, Inc.*	228,000	5,052,480

		14,130,636

Textiles — 0.4%
Cia Hering (Brazil)	127,900	3,303,561

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	67,400	937,534

Transportation — 3.6%
Aramex PJSC (United Arab Emirates)	13,166,267	6,523,987
Atlas Air Worldwide Holdings, Inc.*(a)	172,100	8,469,041
Old Dominion Freight Line, Inc.*	148,644	7,085,859

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
Ryder System, Inc.	106,210	$5,607,888

		27,686,775

TOTAL COMMON STOCKS (cost $627,163,618)		730,424,999

EXCHANGE TRADED FUNDS — 4.8%
iShares Russell 2000 Growth Index Fund(a)	196,150	18,708,787
iShares Russell 2000 Index Fund(a)	225,000	18,641,250

TOTAL EXCHANGE TRADED FUNDS (cost $35,898,244)		37,350,037

	Units
WARRANTS*(l) — 0.3%
Energy – Alternate Sources
Syntroleum Corp., expiring 07/16/16	615,342	227,677

Medical Supplies & Equipment
Corcept Therapeutics, Inc., expiring 03/29/15	43,135	5,392

Pharmaceuticals — 0.3%
Alexza Pharmaceuticals, Inc., expiring 03/29/15	1,375,000	825,000
Clinical Data, Inc., expiring 05/24/12	7,625	—
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	—
Dynavax Technologies Corp., expiring 04/16/15	173,656	680,732
Point Therapeutics, Inc., expiring 07/01/12	84,270	—
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	656,086

		2,161,818

TOTAL WARRANTS (cost $39,662)		2,394,887

TOTAL LONG-TERM INVESTMENTS (cost $663,101,524)		770,169,923

	Shares	Value
SHORT-TERM INVESTMENT — 36.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $283,435,151; includes $254,918,524 of cash collateral for securities on loan)(b)(w)	283,435,151	$283,435,151

TOTAL INVESTMENTS — 134.6% (cost $946,536,675)		1,053,605,074
Liabilities in excess of other assets — (34.6)%		(271,004,526)

NET ASSETS — 100.0%		$782,600,548

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ADS	American Depositary Security
OTC	Over-The-Counter
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $248,701,852; cash collateral of $254,918,524 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$729,109,492	$—	$1,315,507
Exchange Traded Funds	37,350,037	—	—
Warrants	—	1,336,818	1,058,069
Affiliated Money Market Mutual Fund	283,435,151	—	—

Total	$1,049,894,680	$1,336,818	$2,373,576

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 68.8%
Advertising — 0.1%
WPP PLC (United Kingdom)	74,756	$1,021,737

Aerospace & Defense — 1.5%
BE Aerospace, Inc.*	51,220	2,380,193
Boeing Co. (The)	79,440	5,907,953
Embraer SA (Brazil)	27,700	219,421
M/A-COM Technology Solutions Holdings, Inc.*(a)	78,060	1,618,965
Rolls-Royce Holdings PLC (United Kingdom)*	123,500	1,603,999
Safran SA (France)	16,680	612,995
Triumph Group, Inc.	25,420	1,592,817
United Technologies Corp.	82,880	6,874,067

		20,810,410

Airlines — 0.2%
China Southern Airlines Co. Ltd. (China) (Class H Stock)*	704,000	336,337
Copa Holdings SA (Panama) (Class A Stock)*	20,800	1,647,360
Qantas Airways Ltd. (Australia)*	282,944	523,162

		2,506,859

Apparel & Textile — 0.6%
Billabong International Ltd. (Australia)	112,189	323,067
Coach, Inc.	53,840	4,160,755
Deckers Outdoor Corp.*(a)	32,460	2,046,603
Hanesbrands, Inc.*	57,030	1,684,666
Toray Industries, Inc. (Japan)	50,000	370,907
Yue Yuen Industrial Holdings Ltd. (Bermuda)	49,000	171,945

		8,757,943

Auto Parts & Equipment — 0.4%
Aisin Seiki Co. Ltd. (Japan)	16,800	589,837
Bridgestone Corp. (Japan)	38,600	935,503
Commercial Vehicle Group, Inc.*	79,010	964,712
Denso Corp. (Japan)	3,000	100,217
Exedy Corp. (Japan)	4,300	122,553
NHK Spring Co. Ltd. (Japan)	7,100	76,344
Nokian Renkaat OYJ (Finland)	11,900	579,930
Stanley Electric Co. Ltd. (Japan)	6,400	101,679
Sumitomo Rubber Industries Ltd. (Japan)	9,600	127,466
Tenneco, Inc.*	19,150	711,422
TRW Automotive Holdings Corp.*	24,120	1,120,374

		5,430,037

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	19,571	1,760,057
Daihatsu Motor Co. Ltd. (Japan)	23,000	421,264
Fiat Industrial SpA (Italy)*	61,400	655,117
Fuji Heavy Industries Ltd. (Japan)	27,000	216,926
Geely Automobile Holdings Ltd. (Cayman Islands)	210,000	82,209
Hino Motors Ltd. (Japan)	11,000	79,473
Honda Motor Co. Ltd. (Japan)	63,000	2,393,802
Hyundai Motor Co. (South Korea)	4,900	1,007,634
Kia Motors Corp. (South Korea)	6,500	425,092
Nissan Motor Co. Ltd. (Japan)	48,000	510,910
Toyota Motor Corp. (Japan)	52,200	2,251,468

		9,803,952

	Shares	Value
COMMON STOCKS (Continued)
Banks — 5.2%
Agricultural Bank of China Ltd. (China) (Class H Stock)	542,000	$232,419
Australia & New Zealand Banking Group Ltd. (Australia)	35,871	864,272
Axis Bank Ltd. (India)	12,600	283,485
Banco Bilbao Vizcaya Argentaria SA (Spain)	106,147	844,742
BanColombia SA (Colombia), ADR	4,400	284,504
Bangkok Bank PCL (Thailand)	24,800	155,955
Bank Mandiri Persero Tbk PT (Indonesia)	637,500	477,567
Bank of Baroda (India)	18,400	287,549
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	502,500	381,931
Barclays PLC (United Kingdom)	449,100	1,689,872
BNP Paribas SA (France)	42,360	2,009,839
Capital One Financial Corp.(a)	111,440	6,211,666
China Construction Bank Corp. (China) (Class H Stock)	1,027,000	793,505
Comerica, Inc.	173,460	5,613,165
Commonwealth Bank of Australia (Australia)	21,463	1,113,847
Danske Bank A/S (Denmark)*	34,732	588,256
DBS Group Holdings Ltd. (Singapore)	81,000	913,710
Erste Group Bank AG (Austria)	7,300	168,336
First Horizon National Corp.(a)	180,240	1,870,891
FirstMerit Corp.	125,680	2,118,965
Guaranty Trust Bank PLC (Nigeria), GDR	13,950	59,666
HDFC Bank Ltd. (India)	25,200	257,144
HSBC Holdings PLC (United Kingdom)	272,331	2,416,654
IBERIABANK Corp.	67,020	3,583,559
Indian Overseas Bank (India)	72,000	133,273
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	522,000	336,772
Intesa Sanpaolo SpA (Italy)	708,803	1,270,531
JPMorgan Chase & Co.	220,950	10,159,281
KBC Groep NV (Belgium)	6,200	155,540
KeyCorp	665,120	5,653,520
Komercni Banka A/S (Czech Republic)	860	171,255
Lloyds Banking Group PLC (United Kingdom)*	3,067,600	1,648,859
Mitsubishi UFJ Financial Group, Inc. (Japan)	506,100	2,519,188
National Australia Bank Ltd. (Australia)	73,786	1,880,210
Regions Financial Corp.	520,640	3,431,017
Sberbank of Russia (Russia), ADR*	52,500	702,975
Siam Commercial Bank PCL (Thailand)	114,800	533,997
Societe Generale SA (France)	6,238	182,741
Standard Chartered PLC (United Kingdom)	29,059	725,081
Sumitomo Mitsui Financial Group, Inc. (Japan)	74,600	2,454,220
Swedbank AB (Sweden) (Class A Stock)	81,600	1,267,947
Turkiye Garanti Bankasi A/S (Turkey)	79,800	316,102
UBS AG (Switzerland)*	185,390	2,597,966
UniCredit SpA (Italy)	163,900	821,041
Westpac Banking Corp. (Australia)	62,117	1,408,489

		71,591,504

Beverages — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	12,000	167,649
Anheuser-Busch InBev NV (Belgium)	26,406	1,929,235
Coca-Cola Amatil Ltd. (Australia)	5,410	69,881

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	15,800	$167,845
Diageo PLC (United Kingdom)	10,520	252,820
Green Mountain Coffee Roasters, Inc.*(a)	22,020	1,031,417
Grupo Modelo SAB de CV (Mexico) (Class C Stock)	40,800	286,057
PepsiCo, Inc.	100,170	6,646,280
Pernod-Ricard SA (France)	10,950	1,144,960
Tibet 5100 Water Resources (Hong Kong)*	169,000	40,479
Treasury Wine Estates Ltd. (Australia)	53,067	225,375

		11,961,998

Biotechnology — 1.5%
Amarin Corp. PLC (United Kingdom), ADR*(a)	85,500	967,860
Amgen, Inc.(a)	73,330	4,985,707
Biogen Idec, Inc.*	35,200	4,434,144
Chelsea Therapeutics International Ltd.*(a)	90,710	232,218
Dendreon Corp.*(a)	331,850	3,535,861
Gilead Sciences, Inc.*	120,890	5,905,476
Sequenom, Inc.*(a)	7,990	32,519

		20,093,785

Building Materials — 0.2%
Boral Ltd. (Australia)	39,182	163,564
Cemex SAB de CV (Mexico)*	411,992	318,804
Cemex SAB de CV (Mexico), ADR*	17,097	132,673
China Shanshui Cement Group Ltd. (Cayman Islands)	188,000	148,404
HeidelbergCement AG (Germany)	19,970	1,208,790
JS Group Corp. (Japan)	24,800	519,251
Wienerberger AG (Austria)	25,700	301,323
Yuanda China Holdings Ltd. (Cayman Islands)*	148,000	20,393

		2,813,202

Building Products
China Resources Cement Holdings Ltd. (Cayman Islands)	122,000	90,178

Chemicals — 2.2%
Air Water, Inc. (Japan)	8,000	103,226
Airgas, Inc.	13,980	1,243,801
Ashland, Inc.	32,260	1,969,796
AZ Electronic Materials SA (Luxembourg)	44,400	205,311
BASF SE (Germany)	22,580	1,975,249
Bayer AG (Germany)	22,827	1,605,644
CF Industries Holdings, Inc	14,110	2,577,192
Croda International PLC (United Kingdom)	12,600	424,434
Cytec Industries, Inc.	16,470	1,001,211
Ecolab, Inc.	65,010	4,012,417
Formosa Plastics Corp. (Taiwan)	127,000	373,928
Incitec Pivot Ltd. (Australia)	248,031	809,308
Innospec, Inc.*	30,080	913,830
JSR Corp. (Japan)	22,500	452,881
Koninklijke DSM NV (Netherlands)	5,900	341,391
Lanxess AG (Germany)	7,000	578,642
LG Chem Ltd. (South Korea)	811	264,834
Lonza Group AG (Switzerland)*	11,527	595,823
LyondellBasell Industries NV (Netherlands) (Class A Stock)	49,600	2,165,040
Mitsubishi Gas Chemical Co., Inc. (Japan)	100,000	668,117

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Nippon Shokubai Co. Ltd. (Japan)	9,000	$104,277
PPG Industries, Inc.	20,760	1,988,808
Praxair, Inc.	24,250	2,780,020
PTT Global Chemical PCL (Thailand)	67,800	156,039
Rockwood Holdings, Inc.*	30,630	1,597,354
Shin-Etsu Chemical Co. Ltd. (Japan)	14,900	860,481
Sumitomo Bakelite Co. Ltd. (Japan)	41,000	215,972
Syngenta AG (Switzerland)*	1,800	622,333

		30,607,359

Commercial Services — 1.1%
Adecco SA (Switzerland)*	9,813	514,185
Brambles Ltd. (Australia)	34,191	251,459
Capita PLC (United Kingdom)	45,900	537,776
DFC Global Corp.*	165,630	3,125,438
Experian PLC (United Kingdom)	46,200	720,120
Genpact Ltd. (Bermuda)*	100,300	1,634,890
Multi-Color Corp.	32,950	741,704
Park24 Co. Ltd. (Japan)	13,100	176,471
Transurban Group (Australia)	33,622	195,033
Visa, Inc. (Class A Stock)	58,240	6,872,320

		14,769,396

Computer Services & Software — 0.3%
Accenture PLC (Ireland) (Class A Stock)	64,900	4,186,050

Computers — 3.2%
Apple, Inc.*	36,860	22,096,464
Cognizant Technology Solutions Corp. (Class A Stock)*	71,720	5,518,854
Hewlett-Packard Co.	237,870	5,668,442
Infosys Ltd. (India)	2,600	146,283
Lenovo Group Ltd. (Hong Kong)	126,000	113,416
NCR Corp.*	88,420	1,919,598
NetApp, Inc.*	108,550	4,859,784
TDK Corp. (Japan)	22,700	1,286,251
Western Digital Corp.*	43,530	1,801,707

		43,410,799

Construction & Engineering — 0.4%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	9,000	54,761
Chiyoda Corp. (Japan)	13,000	165,072
Daelim Industrial Co. Ltd. (South Korea)	3,000	324,346
JGC Corp. (Japan)	12,000	371,874
KBR, Inc.	95,770	3,404,624
Larsen & Toubro Ltd. (India)	10,200	262,083
Leighton Holdings Ltd. (Australia)	2,697	59,561
Samsung Engineering Co. Ltd. (South Korea)	2,200	469,882
Vinci SA (France)	15,310	798,385
WorleyParsons Ltd. (Australia)	3,924	116,372

		6,026,960

Containers & Packaging — 0.1%
Rock-Tenn Co. (Class A Stock)	21,030	1,420,787

Cosmetics/Personal Care — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	108,650	6,729,781
LG Household & Health Care Ltd. (South Korea)	900	472,618
Procter & Gamble Co. (The)	57,490	3,863,903

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Cosmetics/Personal Care (cont’d.)
Unicharm Corp. (Japan)	1,100	$58,077

		11,124,379

Distribution/Wholesale — 0.3%
Aygaz AS (Turkey)	22,900	117,693
ITOCHU Corp. (Japan)	30,200	329,474
Marubeni Corp. (Japan)	26,000	187,532
Mitsubishi Corp. (Japan)	56,600	1,312,939
Mitsui & Co. Ltd. (Japan)	4,300	70,498
Samsung C&T Corp. (South Korea)	2,400	168,183
Sumitomo Corp. (Japan)	48,800	705,144
WESCO International, Inc.*(a)	9,710	634,160

		3,525,623

Diversified Financial Services — 1.9%
Aeon Credit Service Co. Ltd. (Japan)	9,100	143,146
African Bank Investments Ltd. (South Africa)	52,500	272,800
ASX Ltd. (Australia)	7,114	244,652
BM&FBOVESPA SA (Brazil)	15,900	97,467
CME Group, Inc.	17,590	5,089,315
COSCO Pacific Ltd. (Bermuda)	288,000	434,658
FXCM, Inc. (Class A Stock)	108,250	1,406,168
GAM Holding AG (Switzerland)*	14,026	204,322
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	14,000	235,270
Interactive Brokers Group, Inc. (Class A Stock)	106,240	1,806,080
Invesco Ltd. (Bermuda)	386,000	10,294,620
Macquarie Group Ltd. (Australia)	26,161	788,036
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	6,220	273,539
ORIX Corp. (Japan)	13,130	1,253,195
Partners Group Holding AG (Switzerland)	360	70,229
Shinhan Financial Group Co. Ltd. (South Korea)	8,100	312,762
Shriram Transport Finance Co. Ltd. (India)	23,100	272,398
TD Ameritrade Holding Corp.	165,270	3,262,430

		26,461,087

Electric Utilities — 2.3%
AES Corp. (The)*	242,520	3,169,737
Edison International	157,520	6,696,175
Enel SpA (Italy)	214,876	777,209
Exelon Corp.	59,480	2,332,211
Fortum Oyj (Finland)*	26,500	643,247
GDF Suez (France)	13,950	360,383
IBERDROLA SA (Spain)	110,700	628,509
International Power PLC (United Kingdom)	61,239	396,702
ITC Holdings Corp.	23,120	1,778,853
Kansai Electric Power Co., Inc. (The) (Japan)	69,100	1,070,269
Northeast Utilities	31,650	1,174,848
OGE Energy Corp.	40,880	2,187,080
Portland General Electric Co.	29,040	725,419
Power Assets Holdings Ltd. (Hong Kong)	90,000	660,610
PPL Corp.(a)	194,340	5,492,048
Red Electrica Corp. SA (Spain)	8,500	415,936
RWE AG (Germany)	20,140	961,753
UIL Holdings Corp.	39,080	1,358,421

		30,829,410

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment — 0.7%
AMETEK, Inc.	78,570	$3,811,431
Analogic Corp.	8,510	574,765
GS Yuasa Corp. (Japan)	11,000	60,336
Hitachi Ltd. (Japan)	222,000	1,424,211
Hon Hai Precision Industry Co. Ltd. (Taiwan)	50,000	193,972
Mitsubishi Electric Corp. (Japan)	32,000	283,001
Murata Manufacturing Co. Ltd. (Japan)	3,000	177,782
Nidec Corp. (Japan)	1,700	154,863
Schneider Electric SA (France)	29,342	1,917,156
Taiyo Yuden Co. Ltd. (Japan)	54,500	580,754
Toshiba Corp. (Japan)	154,000	677,250

		9,855,521

Energy – Alternate Sources
EDP Renovaveis SA (Spain)*	38,382	190,735

Entertainment & Leisure — 0.4%
Bajaj Auto Ltd. (India)	6,300	207,605
International Game Technology	110,550	1,856,134
Penn National Gaming, Inc.*	34,960	1,502,581
Regal Entertainment Group (Class A Stock)(a)	180,130	2,449,768

		6,016,088

Environmental Control — 0.2%
Republic Services, Inc.	42,780	1,307,357
Waste Connections, Inc.	51,590	1,678,223

		2,985,580

Foods — 1.5%
China Mengniu Dairy Co. Ltd. (Cayman Islands)	62,000	181,636
Chiquita Brands International, Inc.*	100,380	882,340
Compass Group PLC (United Kingdom)	64,800	679,405
Dairy Crest Group PLC (United Kingdom)	103,576	551,842
Danone SA (France)	9,080	633,356
Flowers Foods, Inc.	117,140	2,386,142
Kraft Foods, Inc. (Class A Stock)	139,440	5,300,114
Metro AG (Germany)	14,360	555,217
Nestle SA (Switzerland)	68,646	4,319,367
Shoprite Holdings Ltd. (South Africa)	5,700	102,022
Tesco PLC (United Kingdom)	335,300	1,769,818
Tiger Brands Ltd. (South Africa)	7,500	263,180
Unilever NV (Netherlands), CVA	39,100	1,330,555
Unilever PLC (United Kingdom)	18,600	614,050
United Natural Foods, Inc.*	12,550	585,583

		20,154,627

Hand/Machine Tools — 0.2%
Makita Corp. (Japan)	1,900	76,211
Regal-Beloit Corp.	22,190	1,454,554
Sandvik AB (Sweden)	86,200	1,244,309
SMC Corp. (Japan)	500	79,497

		2,854,571

Healthcare Products — 1.3%
Conceptus, Inc.*	36,450	524,151
DENTSPLY International, Inc.	51,880	2,081,945
Edwards Lifesciences Corp.*	17,710	1,288,048
Gen-Probe, Inc.*	32,300	2,145,043
Hanger Orthopedic Group, Inc.*	98,140	2,145,341

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Hengan International Group Co. Ltd.
(Cayman Islands)	19,000	$192,066
Hologic, Inc.*	87,780	1,891,659
Hospira, Inc.*(a)	57,010	2,131,604
Meridian Bioscience, Inc.(a)	21,960	425,585
Nakanishi, Inc. (Japan)	5,400	570,859
Patterson Cos., Inc.	25,710	858,714
QIAGEN NV (Netherlands)*	57,100	889,047
Sirona Dental Systems, Inc.*	16,070	828,248
Sysmex Corp. (Japan)	4,800	193,693
Techne Corp.	12,980	909,898
Thoratec Corp.*	20,080	676,897
Wright Medical Group, Inc.*	19,040	367,853

		18,120,651

Healthcare Services — 0.5%
Fresenius Medical Care AG & Co. KGaA (Germany)	9,030	639,985
UnitedHealth Group, Inc.	83,030	4,893,788
Universal Health Services, Inc. (Class B Stock)	25,490	1,068,286

		6,602,059

Holding Companies — 0.1%
C C Land Holdings Ltd. (Bermuda)	112,000	23,076
Hutchison Whampoa Ltd. (Hong Kong)	23,000	229,836
IJM Corp. Bhd (Malaysia)	145,000	266,476
Keppel Corp. Ltd. (Singapore)	119,300	1,043,003
Wharf Holdings Ltd. (The) (Hong Kong)	31,000	168,462

		1,730,853

Home Furnishings
Pioneer Corp. (Japan)*	34,900	178,358
Sharp Corp/Japan (Japan), ADR	8,800	64,944
Steinhoff International Holdings Ltd. (South Africa)*	89,600	321,210

		564,512

Household Products — 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	27,500	1,554,023

Industrial Products — 0.1%
Ingersoll-Rand PLC (Ireland)	28,500	1,178,475

Insurance — 2.6%
Aegon NV (Netherlands)*	217,200	1,206,232
AIA Group Ltd. (Hong Kong)	134,400	492,390
Allianz SE (Germany)	15,240	1,818,539
AMP Ltd. (Australia)	28,130	125,878
AXA SA (France)	47,860	793,422
Berkshire Hathaway, Inc. (Class B Stock)*	95,610	7,758,752
Delphi Financial Group, Inc. (Class A Stock)	6,170	276,231
ING Groep NV (Netherlands), CVA*	186,900	1,557,189
Korean Reinsurance Co. (South Korea)*	11,016	132,711
Legal & General Group PLC (United Kingdom)	260,897	545,413
MetLife, Inc.(a)	228,220	8,524,017
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	175,200	208,465
Ping An Insurance Group Co. (China) (Class H Stock)	12,000	90,708

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Platinum Underwriters Holdings Ltd. (Bermuda)	100,600	$3,671,900
Prudential PLC (United Kingdom)	138,980	1,661,669
QBE Insurance Group Ltd. (Australia)	57,029	837,072
Reinsurance Group of America, Inc.	70,740	4,206,908
Sony Financial Holdings, Inc. (Japan)	9,000	159,841
Suncorp Group Ltd. (Australia)	23,600	205,347
Tokio Marine Holdings, Inc. (Japan)	45,700	1,253,893

		35,526,577

Internet — 1.4%
Amazon.com, Inc.*	21,920	4,439,019
Baidu, Inc. (Cayman Islands), ADR*	2,800	408,156
Cogent Communications Group, Inc.*	9,970	190,228
Google, Inc. (Class A Stock)*	16,170	10,368,851
Gree, Inc. (Japan)	2,700	68,144
Iliad SA (France)	3,219	443,488
Kakaku.com, Inc. (Japan)	4,400	115,249
Rakuten, Inc. (Japan)	390	408,518
Responsys, Inc.*	89,970	1,076,941
Sapient Corp.	97,620	1,215,369
SINA Corp. (China)*	2,600	169,000
Start Today Co. Ltd. (Japan)	4,500	82,910
Tencent Holdings Ltd. (Cayman Islands)	24,100	672,207

		19,658,080

Investment Companies
Infrastructure Development Finance Co. Ltd. (India)	85,800	227,363

Lodging — 0.6%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*	42,800	582,508
Sands China Ltd. (Cayman Islands)	117,600	459,615
Starwood Hotels & Resorts Worldwide, Inc.(a)	75,830	4,277,570
Wynn Resorts Ltd.	27,130	3,387,994

		8,707,687

Machinery & Equipment — 1.6%
AGCO Corp.*(a)	35,170	1,660,376
Alstom SA (France)	14,891	581,110
Caterpillar, Inc.	47,010	5,007,505
Cummins, Inc.	30,870	3,705,635
FANUC Corp. (Japan)	2,300	407,926
Flowserve Corp.	35,070	4,050,936
Joy Global, Inc.	28,950	2,127,825
Komatsu Ltd. (Japan)	2,600	74,102
Kubota Corp. (Japan)	33,000	316,963
Mitsubishi Heavy Industries Ltd. (Japan)	85,000	411,804
Nordson Corp.	51,520	2,808,355
United Tractors Tbk PT (Indonesia)	29,000	104,659

		21,257,196

Manufacturing — 1.6%
Campbell Brothers Ltd. (Australia)	3,082	214,631
Carlisle Cos., Inc.	68,300	3,409,536
Colfax Corp.*	112,790	3,974,719
Cookson Group PLC (United Kingdom)	43,600	481,887
Danaher Corp.	106,450	5,961,200
General Electric Co.	287,220	5,764,505
IMI PLC (United Kingdom)	13,300	206,882

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing (cont’d.)
Konica Minolta Holdings, Inc. (Japan)	19,500	$170,333
Orkla ASA (Norway)	65,500	518,272
Siemens AG (Germany)	7,976	804,100
Smiths Group PLC (United Kingdom)	30,300	509,846

		22,015,911

Media — 2.4%
Cablevision Systems Corp. (Class A
Stock)(a)	129,410	1,899,739
DIRECTV (Class A Stock)*	130,240	6,426,042
DISH Network Corp. (Class A Stock)	183,630	6,046,936
Media Nusantara Citra Tbk PT (Indonesia)	428,500	88,099
Naspers Ltd. (South Africa) (Class N Stock) .	5,500	309,021
Scripps Networks Interactive, Inc. (Class A Stock)	44,030	2,143,821
Time Warner Cable, Inc.(a)	73,450	5,986,175
Time Warner, Inc.	114,820	4,334,455
Viacom, Inc. (Class B Stock)	127,780	6,064,439

		33,298,727

Metals & Mining — 2.2%
African Minerals Ltd. (Bermuda)*	132,900	1,177,649
AngloGold Ashanti Ltd. (South Africa)	18,800	692,103
ArcelorMittal (Luxembourg)	19,900	380,329
BHP Billiton Ltd. (Australia)	61,904	2,219,308
Catcher Technology Co. Ltd. (Taiwan)	91,000	642,854
Cliffs Natural Resources, Inc.	55,020	3,810,685
Compass Minerals International, Inc.(a)	19,720	1,414,713
Eldorado Gold Corp. (Canada), (XNYS)	35,500	487,770
Eldorado Gold Corp. (Canada), (XTSE)	1,800	24,723
First Quantum Minerals Ltd. (Canada)	16,600	314,901
Fortescue Metals Group Ltd. (Australia)	50,056	301,252
Fresnillo PLC (United Kingdom)	10,600	270,934
Hitachi Metals Ltd. (Japan)	27,000	335,339
JFE Holdings, Inc. (Japan)	28,900	620,807
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	66,000	151,793
Kingsgate Consolidated Ltd. (Australia)	36,119	239,448
Kloeckner & Co. SE (Germany)	33,858	490,401
MISUMI Group, Inc. (Japan)	8,300	201,859
Mongolian Mining Corp. (Cayman Islands)*	31,500	29,936
Newcrest Mining Ltd. (Australia)	10,781	331,452
NSK Ltd. (Japan)	154,000	1,185,188
POSCO (South Korea)	1,300	435,991
Precision Castparts Corp.	26,350	4,555,915
Reliance Steel & Aluminum Co.	32,510	1,836,165
Rio Tinto Ltd. (Australia)	6,187	419,136
Rio Tinto PLC (United Kingdom)	52,600	2,899,226
Ternium SA (Luxembourg), ADR	8,290	196,307
Umicore SA (Belgium)	11,386	627,241
Vallourec SA (France)	11,280	714,600
Walter Energy, Inc.	24,620	1,457,750
Xstrata PLC (United Kingdom)	48,700	831,919
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	163,500	274,130

		29,571,824

Office Equipment & Supplies — 0.1%
Canon, Inc. (Japan)	16,500	779,449

Oil, Gas & Consumable Fuels — 6.7%
Apache Corp.	19,720	1,980,677

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Berry Petroleum Co. (Class A Stock)	18,290	$862,008
BG Group PLC (United Kingdom)	129,671	3,003,257
BG Group PLC (United Kingdom), ADR(a)	160,500	3,717,180
BP PLC (United Kingdom)	323,676	2,394,695
Cairn India Ltd. (India)*	24,200	158,610
Cameron International Corp.*	46,060	2,433,350
Centrica PLC (United Kingdom)	123,400	624,500
Chevron Corp.	111,820	11,991,577
China Oilfield Services Ltd. (China) (Class H Stock)	214,000	306,992
China Petroleum & Chemical Corp. (China) (Class H Stock)	216,000	235,316
CNOOC Ltd. (Hong Kong)	219,000	450,096
Concho Resources, Inc.*	14,510	1,481,181
Denbury Resources, Inc.*	181,480	3,308,380
ENI SpA (Italy)	59,800	1,402,902
Ensco PLC (United Kingdom), ADR	94,222	4,987,170
Galp Energia SGPS SA (Portugal) (Class B Stock)	10,621	174,800
Gazprom OAO (Russia), ADR	47,900	592,523
Hess Corp.	55,030	3,244,018
INPEX Corp. (Japan)	27	182,349
Kunlun Energy Co. Ltd. (Bermuda)	84,000	151,438
LUKOIL OAO (Russia), ADR	3,140	189,028
Marathon Petroleum Corp.	97,995	4,249,063
MOL Hungarian Oil and Gas PLC (Hungary)*	3,600	300,006
National Grid PLC (United Kingdom)	72,200	728,121
National Oilwell Varco, Inc.	63,760	5,067,007
NovaTek OAO (Russia), GDR	3,760	500,559
Occidental Petroleum Corp.	108,150	10,299,124
OGX Petroleo e Gas Participacoes SA (Brazil)*	35,000	289,901
Oil Search Ltd. (Papua New Guinea)	62,647	452,304
Oil States International, Inc.*	17,940	1,400,396
Osaka Gas Co. Ltd. (Japan)	68,000	272,756
OYO Geospace Corp.*	7,760	817,361
PetroChina Co. Ltd. (China) (Class H Stock)	72,000	101,803
Petroleo Brasileiro SA (Brazil)	51,200	678,478
Pioneer Natural Resources Co.	14,230	1,587,926
Reliance Industries Ltd. (India)	10,500	154,702
Rowan Cos., Inc.*	26,490	872,316
Royal Dutch Shell PLC (United Kingdom), ADR	121,200	8,499,756
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	41,187	1,441,949
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	81,616	2,850,425
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	39,768	1,399,068
Saipem SpA (Italy)	13,524	698,575
Santos Ltd. (Australia)	15,261	225,108
SM Energy Co.	23,540	1,665,926
Snam SpA (Italy)	66,400	319,341
Total SA (France)	43,130	2,199,671
Transocean Ltd. (Switzerland)	11,120	606,691
Tullow Oil PLC (United Kingdom)	17,400	424,981

		91,975,361

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)	878,000	$25,394

Pharmaceuticals — 4.0%
Acrux Ltd. (Australia)*	11,938	49,217
Allergan, Inc.	52,450	5,005,304
BioMarin Pharmaceutical, Inc.*(a)	38,750	1,327,188
Dr. Reddy’s Laboratories Ltd. (India)	12,400	429,540
Endo Pharmaceuticals Holdings, Inc.*	29,310	1,135,176
Express Scripts, Inc.*(a)	61,340	3,323,401
GlaxoSmithKline PLC (United Kingdom)	105,300	2,352,070
Johnson & Johnson	11,970	789,541
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,500	75,027
Lupin Ltd. (India)*	16,500	171,494
Mead Johnson Nutrition Co.	59,590	4,914,983
Medicis Pharmaceutical Corp. (Class A Stock)	122,740	4,613,797
Medivation, Inc.*(a)	26,110	1,950,940
Mitsubishi Tanabe Pharma Corp. (Japan)	81,100	1,137,575
Novartis AG (Switzerland)	28,737	1,590,451
Novo Nordisk A/S (Denmark) (Class B Stock)	7,802	1,080,212
Onyx Pharmaceuticals, Inc.*	82,670	3,115,006
Pfizer, Inc.	371,910	8,427,481
Roche Holding AG (Switzerland)	23,765	4,135,906
Sanofi (France)	38,917	3,022,362
Santen Pharmaceutical Co. Ltd. (Japan)	900	38,438
Ship Healthcare Holdings, Inc. (Japan)	2,400	49,177
Swedish Orphan Biovitrum AB (Sweden)*	219,000	741,498
Valeant Pharmaceuticals International, Inc. (Canada)*	92,500	4,966,325

		54,442,109

Real Estate — 0.3%
Cheung Kong Holdings Ltd. (Hong Kong)	25,000	322,900
China Overseas Land & Investment Ltd. (Hong Kong)	232,000	440,963
Daito Trust Construction Co. Ltd. (Japan)	2,400	215,440
Iguatemi Empresa de Shopping Centers SA (Brazil)	6,900	158,377
Mitsui Fudosan Co. Ltd. (Japan)	66,000	1,262,269
New World Development Co. Ltd. (Hong Kong)	660,041	793,013
PDG Realty SA Empreendimentos e Participacoes (Brazil)	162,500	559,931
Sino Land Co. Ltd. (Hong Kong)	140,000	223,551
Sun Hung Kai Properties Ltd. (Hong Kong)	17,000	211,254

		4,187,698

Real Estate Investment Trusts — 2.3%
American Campus Communities, Inc.	73,320	3,278,870
American Tower Corp.	36,790	2,318,506
British Land Co. PLC (United Kingdom)	32,698	250,988
Douglas Emmett, Inc.	203,360	4,638,642
Equity Residential	60,890	3,812,932
Essex Property Trust, Inc.(a)	14,370	2,177,199
Extra Space Storage, Inc.	91,910	2,646,089
GPT Group (Australia)	46,885	151,525
Link REIT (The) (Hong Kong)	36,000	133,976
Post Properties, Inc.	90,460	4,238,956
Public Storage	33,830	4,674,291
Simon Property Group, Inc.	10,400	1,515,072

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Unibail-Rodamco SE (France)	1,100	$219,988
Westfield Group (Australia)	80,901	739,966

		30,797,000

Retail & Merchandising — 3.6%
ABC-Mart, Inc. (Japan)	7,000	263,441
Abercrombie & Fitch Co. (Class A Stock)	137,040	6,798,555
Chow Tai Fook Jewellery Group Ltd. (Cayman Islands)	34,800	55,120
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	9,808	614,969
CVS Caremark Corp.	278,050	12,456,640
Don Quijote Co. Ltd. (Japan)	5,500	199,680
Family Dollar Stores, Inc.	34,570	2,187,590
FamilyMart Co. Ltd. (Japan)	8,100	342,515
Fast Retailing Co. Ltd. (Japan)	700	159,502
Foschini Group Ltd. (The) (South Africa)	20,000	322,461
H2O Retailing Corp. (Japan)	4,000	34,747
Hennes & Mauritz AB (Sweden) (Class B Stock)	26,259	950,211
Hyundai Department Store Co. Ltd. (South Korea)	2,300	353,206
Inditex SA (Spain)	10,148	972,045
Kingfisher PLC (United Kingdom)	145,600	714,260
Lifestyle International Holdings Ltd. (Cayman Islands)	77,500	196,606
Lululemon Athletica, Inc.*(a)	20,600	1,538,408
Nitori Holdings Co. Ltd. (Japan)	1,200	108,445
Nu Skin Enterprises, Inc. (Class A Stock)(a)	37,340	2,162,359
PetSmart, Inc.(a)	41,810	2,392,368
PPR (France)	10,700	1,840,916
Raia Drogasil SA (Brazil)	40,000	384,124
Seven & I Holdings Co. Ltd. (Japan)	57,600	1,710,533
Sundrug Co. Ltd. (Japan)	1,600	49,487
Swatch Group AG (The) (Switzerland)	1,590	731,854
Target Corp.	101,260	5,900,420
Travis Perkins PLC (United Kingdom)	30,100	519,480
Urban Outfitters, Inc.*	54,690	1,592,026
Vitamin Shoppe, Inc.*	50,340	2,225,531
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	139,200	467,090
Wesfarmers Ltd. (Australia)	9,128	283,846
Yamada Denki Co. Ltd. (Japan)	11,410	712,694

		49,241,129

Semiconductors — 2.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	344,000	346,162
ARM Holdings PLC (United Kingdom)	46,800	443,148
ASML Holding NV (Netherlands)	15,300	764,806
Avago Technologies Ltd. (Singapore)	124,700	4,859,559
Broadcom Corp. (Class A Stock)*	127,710	5,019,003
Cirrus Logic, Inc.*	63,070	1,501,066
Infineon Technologies AG (Germany)	67,950	694,734
Lam Research Corp.*(a)	36,900	1,646,478
LSI Corp.*	437,430	3,796,893
NXP Semiconductors NV (Netherlands)*	44,900	1,194,789
ON Semiconductor Corp.*	119,220	1,074,172
QUALCOMM, Inc.	96,700	6,577,534
Samsung Electronics Co. Ltd. (South Korea)	1,555	1,749,812

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	309,000	$888,855
Tokyo Electron Ltd. (Japan)	3,800	217,386

		30,774,397

Software — 1.9%
Akamai Technologies, Inc.*	106,860	3,921,762
Ariba, Inc.*	74,620	2,440,820
Check Point Software Technologies Ltd. (Israel)*	111,500	7,118,160
Citrix Systems, Inc.*	25,280	1,994,845
Compuware Corp.*	446,180	4,100,394
Konami Corp. (Japan)	21,000	595,215
Nexon Co. Ltd. (Japan)	5,200	90,593
SAP AG (Germany)	16,065	1,121,865
VMware, Inc. (Class A Stock)*	46,640	5,240,937

		26,624,591

Telecommunications — 3.6%
Acme Packet, Inc.*(a)	52,150	1,435,168
ADTRAN, Inc.(a)	63,080	1,967,465
Allot Communications Ltd. (Israel)*	75,200	1,748,400
America Movil SAB de CV (Mexico) (Class L Stock)	329,800	410,388
AT&T, Inc.	118,090	3,687,951
CenturyLink, Inc.(a)	90,378	3,493,110
China Mobile Ltd. (Hong Kong)	10,000	110,037
China Telecom Corp. Ltd. (China) (Class H Stock)	300,000	166,118
China Unicom Hong Kong Ltd. (Hong Kong)	252,000	427,055
Deutsche Telekom AG (Germany)	54,170	652,173
Eutelsat Communications SA (France)	10,320	381,534
Far EasTone Telecommunications Co. Ltd. (Taiwan)	176,000	360,772
Foxconn International Holdings Ltd.
(Cayman Islands)*	1,102,000	784,756
France Telecom SA (France)	69,730	1,032,758
Frontier Communications Corp.(a)	317,850	1,325,435
HKT Trust/HKT Ltd. (Hong Kong)*	371,304	288,798
HTC Corp. (Taiwan)	30,000	606,820
Juniper Networks, Inc.*(a)	283,810	6,493,573
Magyar Telekom Telecommunications PLC (Hungary)	65,230	170,760
Maxis Bhd (Malaysia)	171,000	339,935
Mobile Telesystems OJSC (Russia), ADR	6,100	111,874
Motorola Solutions, Inc.	81,880	4,161,960
Netgear, Inc.*	49,260	1,881,732
NII Holdings, Inc.*(a)	97,740	1,789,620
Nippon Telegraph & Telephone Corp. (Japan)	15,200	689,574
NTT DoCoMo, Inc. (Japan)	229	380,145
PCCW Ltd. (Hong Kong)	2,095,000	749,992
SBA Communications Corp. (Class A Stock)*(a)	72,790	3,698,460
Sistema JSFC (Russia), GDR	7,180	125,710
Softbank Corp. (Japan)	14,500	428,676
Sprint Nextel Corp.*	526,120	1,499,442
Telecom Corp of New Zealand Ltd. (New Zealand)	107,582	213,614
Telecom Italia SpA (Italy)	473,900	563,467

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	15,266	$158,180
Telefonica SA (Spain)	24,860	407,321
Telenor ASA (Norway)	19,200	356,033
Telstra Corp. Ltd. (Australia)	64,538	219,942
Tim Participacoes SA (Brazil)	108,400	688,838
Tower Bersama Infrastructure Tbk PT (Indonesia)	915,500	295,355
Vivendi SA (France)	40,564	744,423
Vodafone Group PLC (United Kingdom)	1,486,200	4,093,469

		49,140,833

Tobacco — 1.5%
Altria Group, Inc.	354,570	10,945,576
British American Tobacco PLC (United Kingdom)	53,300	2,685,887
Imperial Tobacco Group PLC (United Kingdom)	42,125	1,708,043
Japan Tobacco, Inc. (Japan)	393	2,212,613
Lorillard, Inc.	24,310	3,147,659

		20,699,778

Transportation — 0.9%
Hitachi Transport System Ltd. (Japan)	15,400	280,017
Kuehne & Nagel International AG (Switzerland)	3,360	454,477
SITC International Holdings Co. Ltd. (Cayman Islands)	1,196,000	374,253
Tidewater, Inc.	27,970	1,510,939
Union Pacific Corp.(a)	39,830	4,280,928
United Parcel Service, Inc. (Class B Stock)(a)	51,090	4,123,985
West Japan Railway Co. (Japan)	30,500	1,225,232

		12,249,831

Water — 0.2%
American Water Works Co., Inc.	47,620	1,620,509
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	17,300	658,754

		2,279,263

TOTAL COMMON STOCKS
(cost $876,838,832)		942,531,348

EXCHANGE TRADED FUNDS — 2.1%
iShares MSCI EAFE Index Fund	489,900	26,895,510
iShares MSCI Emerging Markets Index Fund	37,000	1,588,780

TOTAL EXCHANGE TRADED FUNDS
(cost $28,085,963)		28,484,290

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.1%
Volkswagen AG (Germany), (PRFC)	8,132	1,430,006

Banks — 0.1%
Banco Bradesco SA (Brazil), (PRFC)	18,200	317,051
Banco do Estado do Rio Grande do Sul (Brazil), (PRFC)	7,000	75,581
Itau Unibanco Holding SA (Brazil), (PRFC)	23,600	451,198

		843,830

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

			Shares	Value
PREFERRED STOCKS (Continued)
Media
ProSiebenSat.1 Media AG (Germany), (PRFC)			8,500	$218,454

Metals & Mining
Vale SA (Brazil), (PRFC A)			29,600	669,687

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil), (PRFC)			27,000	343,888

TOTAL PREFERRED STOCKS
(cost $3,329,044)				3,505,865

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES
Ally Master Owner Trust, Series 2011-1, Class A2
2.150%	01/15/16	Aaa	$180	183,829
Series 2011-3, Class A2
1.810%	05/15/16	Aaa	230	233,312

TOTAL ASSET-BACKED SECURITIES
(cost $409,963)				417,141

BANK LOANS(c) — 0.1%
Advertising
Getty Images, Inc., Term Loan B-1
4.221%	11/05/15	Ba3	35	35,153

Airlines — 0.1%
Delta Air Lines, Inc., Tranche B
5.500%	04/20/17	Ba2	647	644,669

Automobile Manufacturers
Chrysler Group LLC, Term Loan B
6.000%	05/24/17	B2	354	359,420

Chemicals
Petrologistics, Term Loan B
7.000%	03/20/17	B1	10	9,975

Commercial Services & Supplies
International Lease Finance Corp., Term Loan 3
5.000%	06/30/17	B1	80	80,300

Insurance
Asurion Corp., Term Loan
5.500%	05/24/12	Ba3	125	123,719
11.000%	08/13/19	Ba3	95	96,069

				219,788

Manufacturing
Colfax Corp., Term B
4.500%	09/12/18	BB+(d)	70	69,887

Media
Kabel Deutschland V&S GMBH, Term Loan F
4.250%	01/17/19	Ba2	15	14,930

Metals & Mining
John Maneely Co., Term Loan
4.750%	04/01/17	B2	30	29,925

Pipelines
Crestwood Holdings LLC, Term Loan B
9.750%	03/30/18	Caa1	65	66,016

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Restaurants
Landy’s Restaurant, Inc., Term Loan B
6.500%	03/23/17	B2	$95	$93,159

TOTAL BANK LOANS
(cost $1,582,463)				1,623,222

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	562,404
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,077,168
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4
5.885%(c)	12/10/49	Aaa	1,000	1,140,450
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,000	1,127,922
Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	1,000	1,093,838
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	600	670,810
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	551,453
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4
5.543%	12/10/49	Aa3	1,000	1,086,669
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	1,200	1,320,504
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/39	Aaa	500	563,307
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	500	552,737
Series 2007-CB19, Class A4
5.925%(c)	02/12/49	Aa2	1,000	1,125,120
Series 2007-LDPX, Class A3
5.420%	01/15/49	Aaa	500	554,095
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.110%(c)	07/15/44	Aaa	1,000	1,138,838
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	1,000	1,121,055
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	1,000	1,130,974
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	500	551,385
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa	310	344,497
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	900	971,756

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	$1,000	$1,082,687
Series 2007-C33, Class A4
6.097%(c)	02/15/51	Aaa	2,500	2,769,950
Series 2007-C33, Class A5
6.097%(c)	02/15/51	Aaa	1,000	1,096,063

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $20,258,885)				21,633,682

CORPORATE BONDS — 8.9%
Airlines — 0.1%
Continental Airlines Pass-Through Trusts, Pass-Through Certificates
6.250%	10/22/21	BBB-(d)	115	117,012
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	445	446,669
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates
9.750%	01/15/18	Baa2	167	191,189

				754,870

Apparel & Textile
Hanesbrands, Inc., Gtd. Notes
6.375%	12/15/20	B1	385	395,588

Auto Parts & Equipment
American Axle & Manufacturing, Inc., Gtd. Notes
7.750%	11/15/19	B1	300	320,250
Tenneco, Inc., Gtd. Notes
6.875%	12/15/20	B1	145	155,875

				476,125

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes
8.000%	06/15/19	B2	500	502,500
8.250%	06/15/21	B(d)	300	303,000
Ford Motor Co., Sr. Unsec’d. Notes
7.450%	07/16/31	Ba2	120	146,700

				952,200

Banks — 1.7%
Ally Financial, Inc., Gtd. Notes
3.710%(c)	02/11/14	B1	300	295,512
5.500%	02/15/17	B+(d)	80	80,095
Bank of America Corp., Sr. Unsec’d. Notes
5.750%	12/01/17	Baa1	1,595	1,710,626
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa1	155	165,463
Bank of America NA, Sub. Notes
5.300%	03/15/17	A3	600	626,142

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Capital One Capital V, Ltd. Gtd. Notes
10.250%	08/15/39	Baa3	$349	$358,597
CIT Group, Inc., Gtd. Notes, 144A
7.000%	05/02/16	B2	200	200,500
7.000%	05/02/17	B2	200	200,500
Sr. Unsec’d. Notes
5.250%	03/15/18	B1	75	76,500
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15	B1	410	413,619
5.500%	02/15/19	B1	150	153,000
Citigroup, Inc., Sr. Unsec’d. Notes
3.953%	06/15/16	A3	331	340,153
4.500%	01/14/22	A3	37	37,145
4.750%	05/19/15	A3	500	526,419
5.875%	01/30/42	A3	234	242,456
6.125%	05/15/18	A3	1,389	1,557,050
6.500%	08/19/13	A3	588	622,058
Credit Suisse NY (Switzerland), Sub. Notes
6.000%	02/15/18	Aa2	320	346,500
Discover Bank, Sub. Notes
7.000%	04/15/20	Ba1	600	688,474
Fifth Third Bancorp, Sr. Unsec’d. Notes
3.500%	03/15/22	BBB(d)	400	390,839
Sub. Notes
4.500%	06/01/18	Baa2	300	315,256
Fifth Third Capital Trust IV, Ltd. Gtd. Notes
6.500%(c)	04/15/67	Baa3	108	107,460
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.250%	07/27/21	A1	123	121,760
5.750%	01/24/22	A1	1,800	1,851,732
5.950%	01/18/18	A1	360	387,797
6.150%	04/01/18	A1	350	377,520
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes
4.000%	03/30/22	A+(d)	326	323,138
Huntington Bancshares, Inc., Sub. Notes
7.000%	12/15/20	Baa2	200	225,686
JPMorgan Chase & Co., Sr. Notes
5.400%	01/06/42	Aa3	116	123,170
Sr. Unsec’d. Notes
3.150%	07/05/16	Aa3	451	464,920
4.350%	08/15/21	Aa3	265	270,760
4.500%	01/24/22	A(d)	2,257	2,348,045
6.300%	04/23/19	Aa3	300	346,654
JPMorgan Chase Bank NA, Sub. Notes
6.000%	10/01/17	Aa2	500	572,105

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
KeyBank NA, Sub. Notes
5.800%	07/01/14	Baa1	$599	$649,487
KeyCorp, Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	Baa1	141	155,410
M&I Marshall & Ilsley Bank, Sub. Notes
5.000%	01/17/17	A2	832	895,175
Morgan Stanley, Sr. Unsec’d. Notes
5.500%	07/28/21	A2	2,443	2,387,505
5.750%	01/25/21	A2	300	294,535
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	A2	200	210,603
Regions Bank, Jr. Sub. Notes
7.500%	05/15/18	A2	250	283,125
Sub. Notes
6.450%	06/26/37	Ba3	273	271,635
Regions Financial Corp., Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3	23	24,092
7.750%	11/10/14	Ba3	321	351,896
Wachovia Bank NA, Sub. Notes
4.875%	02/01/15	A1	700	754,470

				23,145,584

Beverages — 0.1%
Beam, Inc., Sr. Unsec’d. Notes
5.375%	01/15/16	Baa2	72	79,909
5.875%	01/15/36	Baa2	423	421,988
6.375%	06/15/14	Baa2	161	177,057
SABMiller Holdings, Inc., Gtd. Notes, 144A
3.750%	01/15/22	BBB+(d)	707	719,274

				1,398,228

Biotechnology
Amgen, Inc., Sr. Unsec’d. Notes
5.150%	11/15/41	Baa1	300	301,209

Building & Construction
USG Corp., Gtd. Notes, 144A
7.875%	03/30/20	B2	35	35,044

Building Materials
Building Materials Corp. of America, Sr. Notes, 144A
6.875%	08/15/18	Ba3	400	420,500
Masco Corp., Sr. Unsec’d. Notes
5.950%	03/15/22	BBB-(d)	85	85,198

				505,698

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cable Television
Harron Communications LP/Harron Finance Corp., Sr. Notes, 144A
9.125%	04/01/20	Caa1	$20	$20,650

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
2.500%	02/15/16	Baa3	1,180	1,210,151
4.125%	11/15/21	Baa3	576	592,557
4.250%	11/15/20	Baa3	126	131,844
5.250%	11/15/41	Baa3	638	659,000
7.600%	05/15/14	Baa3	384	434,810
Ineos Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A
8.375%	02/15/19	Ba3	200	211,500
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2	200	208,000
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A
5.000%	04/15/19	BB+(d)	200	200,000
5.750%	04/15/24	Ba2	200	199,500

				3,847,362

Commercial Services — 0.1%
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK
8.625%	05/01/16	B3	400	410,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes
7.750%	05/15/16	B2	185	190,087
Emergency Medical Services Corp., Gtd. Notes
8.125%	06/01/19	B-(d)	300	308,250
FTI Consulting, Inc., Gtd. Notes
6.750%	10/01/20	Ba2	200	214,250
Hertz Corp. (The), Gtd. Notes
6.750%	04/15/19	B2	170	175,950
Gtd. Notes, 144A
6.750%	04/15/19	B2	100	103,500
Rural/Metro Corp., Sr. Unsec’d. Notes, 144A
10.125%	07/15/19	CCC+(d)	35	32,288
TransUnion Holding Co., Inc., Sr. Notes, 144A, PIK
9.625%	06/15/18	B-(d)	30	31,500

				1,465,825

Computers
SunGard Data Systems, Inc., Gtd. Notes
7.375%	11/15/18	Caa1	300	318,750

Containers & Packaging
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3	45	48,262

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
Ball Corp., Gtd. Notes
5.000%	03/15/22	Ba1	$95	$95,237
Sealed Air Corp., Gtd. Notes, 144A
8.125%	09/15/19	B1	300	331,125

				474,624

Distribution/Wholesale
McJunkin Red Man Corp., Sr. Sec’d. Notes
9.500%	12/15/16	B3	300	327,000

Diversified Financial Services — 0.4%
Aircastle Ltd. (Bermuda), Sr. Notes, 144A
6.750%	04/15/17	Ba3	70	70,000
9.750%	08/01/18	Ba3	25	27,750
Sr. Unsec’d. Notes, 144A
7.625%	04/15/20	Ba3	30	30,000
Discover Financial Services, Sr. Unsec’d. Notes
10.250%	07/15/19	Ba1	281	368,897
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
3.875%	01/15/15	Ba1	255	257,489
4.250%	02/03/17	Ba1	200	202,150
5.000%	05/15/18	Ba1	700	725,099
5.875%	08/02/21	Ba1	400	431,436
6.625%	08/15/17	Ba1	200	221,627
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes
7.750%	01/15/16	Ba3	300	310,500
8.000%	01/15/18	Ba3	605	629,200
Sr. Unsec’d. Notes, 144A
8.000%	01/15/18	Ba3	220	228,800
International Lease Finance Corp., Sr. Sec’d. Notes, 144A
6.750%	09/01/16	Ba3	500	535,625
Sr. Unsec’d. Notes
4.875%	04/01/15	BBB-(d)	120	118,776
5.750%	05/15/16	B1	340	339,619
6.250%	05/15/19	B1	225	222,093
8.250%	12/15/20	B1	10	11,002
8.625%	01/15/22	B1	65	72,258
8.750%	03/15/17	B1	25	27,812
Merrill Lynch & Co., Inc., Sub. Notes
6.110%	01/29/37	Baa2	100	95,180
SLM Corp., Sr. Unsec’d. Notes, MTN
7.250%	01/25/22	Ba1	315	329,120
Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1	195	200,850

				5,455,283

Electric Utilities — 0.6%
AES Corp. (The), Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	300	337,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Sr. Unsec’d. Notes, 144A
7.375%	07/01/21	Ba3	$300	$331,500
Atlantic Power Corp. (Canada), Gtd. Notes, 144A
9.000%	11/15/18	B1	40	40,400
CMS Energy Corp., Sr. Unsec’d. Notes
5.050%	03/15/22	Ba1	75	75,469
Dominion Resources, Inc., Jr. Sub. Notes
2.770%(c)	09/30/66	Baa3	426	372,071
DPL, Inc., Sr. Unsec’d. Notes, 144A
6.500%	10/15/16	Ba1	515	553,625
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Ba1	329	351,491
6.400%	09/15/20	Ba1	211	233,163
Edison International, Sr. Unsec’d. Notes
3.750%	09/15/17	Baa2	91	95,470
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A
6.000%	02/02/18	Baa3	108	95,449
FirstEnergy Corp., Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	343	422,255
FirstEnergy Solutions Corp., Gtd. Notes
4.800%	02/15/15	Baa3	320	346,151
6.050%	08/15/21	Baa3	498	558,932
GenOn Energy, Inc., Sr. Unsec’d. Notes
7.625%	06/15/14	B3	300	302,250
9.500%	10/15/18	B3	500	460,000
NiSource Finance Corp., Gtd. Notes
4.450%	12/01/21	Baa3	125	130,389
5.400%	07/15/14	Baa3	500	543,687
5.800%	02/01/42	Baa3	160	170,756
5.950%	06/15/41	Baa3	331	362,360
6.150%	03/01/13	Baa3	137	143,114
6.400%	03/15/18	Baa3	310	363,109
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A
7.750%	12/15/25	Ba2	300	301,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
3.250%	09/15/21	A3	200	202,471
Pepco Holdings, Inc., Sr. Unsec’d. Notes
2.700%	10/01/15	Baa3	406	413,390
PSEG Power LLC, Gtd. Notes
2.750%	09/15/16	Baa1	72	72,686

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
TECO Finance, Inc., Gtd. Notes
4.000%	03/15/16	Baa3	$300	$318,879

				7,598,442

Electronic Components & Equipment
Sanmina-SCI Corp., Gtd. Notes, 144A
7.000%	05/15/19	B1	45	45,900

Energy
Sempra Energy, Sr. Unsec’d. Notes
2.300%	04/01/17	BBB+(d)	361	365,397

Energy – Alternate Sources
Headwaters, Inc., Sec’d. Notes
7.625%	04/01/19	B2	85	82,662

Entertainment & Leisure — 0.1%
Equinox Holdings, Inc., Sec’d. Notes, 144A
9.500%	02/01/16	B1	365	390,322
GWR Operating Partnership LLP, First Mortgage
10.875%	04/01/17	B3	300	328,125
Pinnacle Entertainment, Inc., Gtd. Notes
7.750%	04/01/22	B3	15	15,712

				734,159

Environmental Control
Covanta Holding Corp., Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3	50	50,799
7.250%	12/01/20	Ba3	300	322,758

				373,557

Foods — 0.3%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A
8.250%	02/01/20	BB(d)	370	380,175
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	1,380	1,595,339
6.500%	08/11/17	Baa2	800	965,060
Post Holdings, Inc., Gtd. Notes, 144A
7.375%	02/15/22	B1	350	366,625
US Foodservice, Sr. Unsec’d. Notes, 144A
8.500%	06/30/19	Caa2	400	405,000

				3,712,199

Healthcare Services — 0.1%
HCA Holdings, Inc., Sr. Unsec’d. Notes
7.750%	05/15/21	B3	300	310,125
HCA, Inc., Sr. Sec’d. Notes
5.875%	03/15/22	BB(d)	105	105,131

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
Healthsouth Corp., Gtd. Notes
7.250%	10/01/18	B2	$380	$405,650

				820,906

Home Builders
KB Home, Gtd. Notes
7.250%	06/15/18	B2	95	91,200
8.000%	03/15/20	B(d)	15	14,850

				106,050

Home Construction — 0.1%
Lennar Corp., Gtd. Notes
6.950%	06/01/18	B3	365	386,900
Standard Pacific Corp., Gtd. Notes
8.375%	05/15/18	B3	300	319,125
8.375%	01/15/21	B3	300	315,000
Toll Brothers Finance Corp., Gtd. Notes
5.875%	02/15/22	Ba1	295	303,206

				1,324,231

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A
7.875%	08/15/19	Ba3	300	322,500
Sr. Unsec’d. Notes, 144A
9.875%	08/15/19	Caa1	400	409,000

				731,500

Household Products/Wares
Prestige Brands, Inc., Gtd. Notes, 144A
8.125%	02/01/20	B-(d)	10	10,838

Insurance — 0.4%
Allstate Corp. (The), Sr. Unsec’d. Notes
5.200%	01/15/42	A3	66	69,047
American International Group, Inc., Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	144	152,317
Aon Corp., Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	400	415,033
5.000%	09/30/20	Baa2	205	226,021
Liberty Mutual Group, Inc., Gtd. Notes, 144A
5.000%	06/01/21	Baa2	334	333,540
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	Baa2	260	269,697
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	100	109,277
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A
5.375%	12/01/41	AA-(d)	145	150,087

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes
4.750%	02/08/21	A3	$920	$1,009,135
6.750%	06/01/16	A3	500	594,031
New York Life Insurance Co., Sub. Notes, 144A
6.750%	11/15/39	Aa2	200	250,571
Northwestern Mutual Life Insurance Co. Ltd., Sub. Notes, 144A
6.063%	03/30/40	Aa2	209	246,057
Pacific Life Insurance Co., Sub. Notes, 144A
9.250%	06/15/39	A3	123	159,301
Pacific LifeCorp, Sr. Notes, 144A
6.000%	02/10/20	Baa1	379	413,135
Unum Group, Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	368	389,472

				4,786,721

Internet
Equinix, Inc., Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2	400	440,000

Investment Companies
Offshore Group Investments Ltd. (Cayman Islands), Sr. Sec’d. Notes
11.500%	08/01/15	B3	300	330,000
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3	170	173,400

				503,400

Lodging — 0.2%
Ameristar Casinos, Inc., Gtd. Notes
7.500%	04/15/21	B3	300	314,625
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes
7.625%	01/15/16	B1	200	211,000
Sr. Sec’d. Notes, 144A
7.625%	01/15/16	B1	95	99,987
MGM Resorts International, Gtd. Notes
7.500%	06/01/16	B3	600	618,000
7.625%	01/15/17	B3	800	826,000
7.750%	03/15/22	B3	95	96,662
Gtd. Notes, 144A
8.625%	02/01/19	B-(d)	85	91,162
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage
7.750%	08/15/20	Ba2	35	38,456

				2,295,892

Machinery
Boart Longyear Management Pty Ltd. (Australia), Gtd. Notes, 144A
7.000%	04/01/21	Ba2	500	522,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery & Equipment
Terex Corp., Gtd. Notes
6.500%	04/01/20	BB-(d)	$110	$110,825

Manufacturing
JB Poindexter & Co., Inc., Sr. Notes, 144A
9.000%	04/01/22	B(d)	95	97,731

Media — 0.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes
7.750%	04/15/18	B1	60	62,700
8.625%	09/15/17	B1	300	326,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes
6.500%	04/30/21	B1	260	269,100
7.000%	01/15/19	B1	300	318,000
7.250%	10/30/17	B1	335	359,287
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	400	429,500
Comcast Corp., Gtd. Notes
5.700%	05/15/18	Baa1	400	472,092
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
5.875%	10/01/19	Baa2	200	228,685
6.350%	03/15/40	Baa2	200	221,268
Discovery Communications LLC, Gtd. Notes
6.350%	06/01/40	Baa2	77	92,701
Kabel BW GmbH (Germany), Sr. Sec’d. Notes, 144A
7.500%	03/15/19	B1	150	162,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes
3.650%	04/30/15	Baa2	400	426,894
4.375%	04/01/21	Baa2	940	1,006,876
5.150%	04/30/20	Baa2	1,050	1,188,395
Sr. Unsec’d. Notes, 144A
6.400%	04/30/40	Baa2	200	240,511
News America, Inc., Gtd. Notes
6.150%	03/01/37	Baa1	235	262,679
6.150%	02/15/41	Baa1	562	643,795
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes
7.750%	10/15/18	B2	10	11,025
Time Warner Cable, Inc., Gtd. Notes
5.850%	05/01/17	Baa2	700	816,842
6.750%	07/01/18	Baa2	295	359,929
Time Warner, Inc., Gtd. Notes
5.375%	10/15/41	Baa2	556	584,184
6.200%	03/15/40	Baa2	320	362,598
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A
8.125%	12/01/17	B1	150	162,000

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Univision Communications, Inc., Gtd. Notes, 144A
8.500%	05/15/21	Caa2	$700	$693,000
Sr. Sec’d. Notes, 144A
6.875%	05/15/19	B2	70	70,962
Viacom, Inc., Sr. Unsec’d. Notes
3.500%	04/01/17	Baa1	208	223,038

				9,994,686

Metals & Mining — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes
3.750%	03/01/16	Baa3	468	467,617
CONSOL Energy, Inc., Gtd. Notes
8.000%	04/01/17	B1	35	36,487
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, 144A
3.875%	11/03/21	A1	247	252,256
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A
7.000%	11/01/15	B1	200	204,000
8.250%	11/01/19	B1	140	147,000
JMC Steel Group, Sr. Notes, 144A
8.250%	03/15/18	B3	55	57,200
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes
3.750%	09/20/21	A3	210	216,795
Severstal Columbus LLC, Sr. Sec’d. Notes
10.250%	02/15/18	B3	145	155,150
Steel Dynamics, Inc., Gtd. Notes
7.625%	03/15/20	Ba2	110	119,075
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes
4.375%	01/11/22	Baa2	334	335,485

				1,991,065

Office Equipment & Supplies
CDW LLC/CDW Finance Corp., Gtd. Notes
8.500%	04/01/19	Caa1	240	255,000
Xerox Corp., Sr. Unsec’d. Notes
4.500%	05/15/21	Baa2	86	88,472

				343,472

Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	686	815,117
Berry Petroleum Co., Sr. Unsec’d. Notes
6.375%	09/15/22	B2	125	128,437

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes
2.248%	11/01/16	A2	$880	$902,622
3.625%	05/08/14	A2	294	309,100
4.742%	03/11/21	A2	250	279,998
Calfrac Holdings LP, Sr. Unsec’d. Notes, 144A
7.500%	12/01/20	B2	300	301,500
Chesapeake Energy Corp., Gtd. Notes
6.125%	02/15/21	Ba3	30	29,700
Continental Resources, Inc., Gtd. Notes, 144A
5.000%	09/15/22	BB+(d)	85	85,425
Denbury Resources, Inc., Gtd. Notes
6.375%	08/15/21	B1	300	317,250
EQT Corp., Sr. Unsec’d. Notes
4.875%	11/15/21	Baa2	126	127,508
Forbes Energy Services Ltd., Gtd. Notes
9.000%	06/15/19	Caa1	200	195,000
Hornbeck Offshore Services, Inc., Gtd. Notes
8.000%	09/01/17	Ba3	50	52,500
Gtd. Notes, 144A
5.875%	04/01/20	Ba3	50	50,125
Key Energy Services, Inc., Gtd. Notes, 144A
6.750%	03/01/21	B1	30	30,675
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes
8.625%	04/15/20	B2	300	323,250
Gtd. Notes, 144A
6.250%	11/01/19	B2	130	126,100
Marathon Petroleum Corp., Sr. Unsec’d. Notes
5.125%	03/01/21	Baa2	330	358,921
National Grid PLC (United Kingdom), Sr. Unsec’d. Notes
6.300%	08/01/16	Baa1	157	181,153
Nexen, Inc. (Canada), Sr. Unsec’d. Notes
6.400%	05/15/37	Baa3	184	202,304
Oil States International, Inc., Gtd. Notes
6.500%	06/01/19	Ba3	300	315,000
Pan American Energy LLC/Argentine Branch (Argentina), Gtd. Notes, 144A
7.875%	05/07/21	Ba3	50	48,750
PetroBakken Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A
8.625%	02/01/20	Caa1	370	385,725
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes
3.875%	01/27/16	A3	208	218,941
5.375%	01/27/21	A3	680	732,183
5.750%	01/20/20	A3	383	424,287

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.750%	01/27/41	A3	$262	$303,858
Petroleos Mexicanos (Mexico), Gtd. Notes
5.500%	01/21/21	Baa1	322	355,005
Gtd. Notes, 144A
4.875%	01/24/22	Baa1	281	295,050
6.500%	06/02/41	BBB(d)	270	303,750
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A
7.375%	12/15/18	Ba2	300	312,000
Phillips 66, Gtd. Notes, 144A
4.300%	04/01/22	Baa1	316	321,435
5.875%	05/01/42	BBB(d)	270	276,593
Quicksilver Resources, Inc., Gtd. Notes
7.125%	04/01/16	B3	300	276,000
Range Resources Corp., Gtd. Notes
5.000%	08/15/22	Ba3	60	59,250
Samson Investment Co., Sr. Unsec’d. Notes, 144A
9.750%	02/15/20	B1	120	121,500
Schlumberger Investment SA (Luxembourg), Gtd. Notes, 144A
3.300%	09/14/21	A1	133	134,748
SESI LLC, Gtd. Notes, 144A
7.125%	12/15/21	Ba3	105	113,400
Transocean, Inc. (Cayman Islands), Gtd. Notes
5.050%	12/15/16	Baa3	136	145,646
6.375%	12/15/21	Baa3	180	202,530
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A
5.250%	01/15/17	Ba1	590	587,050
6.000%	01/15/22	Ba1	200	200,000

				10,949,386

Pharmaceuticals — 0.2%
Aristotle Holding, Inc., Gtd. Notes, 144A
4.750%	11/15/21	Baa3	305	326,416
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes
7.000%	07/15/19	Ba3	300	320,250
Express Scripts, Inc., Gtd. Notes
3.125%	05/15/16	Baa3	275	286,359
Medco Health Solutions, Inc., Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	295	301,054
NBTY, Inc., Gtd. Notes
9.000%	10/01/18	B3	300	330,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Gtd. Notes, 144A
6.500%	07/15/16	B1	$200	$203,500
6.875%	12/01/18	B1	600	604,500

				2,372,454

Pipelines — 0.4%
Chesapeake Midstream Partners LP/CHKM Finance Corp., Gtd. Notes, 144A
5.875%	04/15/21	Ba3	350	348,250
6.125%	07/15/22	Ba3	180	181,350
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A
7.750%	04/01/19	B3	300	307,125
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	294	311,315
5.350%	03/15/20	Baa2	325	356,512
EL Paso Pipeline Partners Operating Co. LLC, Gtd. Notes
4.100%	11/15/15	Ba1	488	505,293
5.000%	10/01/21	Ba1	129	133,756
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
4.200%	09/15/21	Baa2	509	530,447
Energy Transfer Equity LP, Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	10	11,100
Kinder Morgan Finance Co. LLC, Sr. Sec’d. Notes, 144A
6.000%	01/15/18	Ba1	300	318,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes
6.250%	06/15/22	Ba3	25	26,250
Midcontinent Express Pipeline LLC, Sr. Unsec’d. Notes, 144A
5.450%	09/15/14	Ba1	420	434,271
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes
3.950%	09/15/15	Baa3	350	375,331
Sr. Unsec’d. Notes
3.650%	06/01/22	BBB-(d)	65	63,812
Southern Natural Gas Co./Southern Natural Issuing Corp., Sr. Unsec’d. Notes
4.400%	06/15/21	Baa3	102	104,903
Spectra Energy Capital LLC, Gtd. Notes
5.650%	03/01/20	Baa2	350	393,147
Spectra Energy Partners LP, Sr. Unsec’d. Notes
2.950%	06/15/16	Baa3	114	117,075
4.600%	06/15/21	Baa3	75	77,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A
6.375%	08/01/22	Ba3	200	203,000
Western Gas Partners LP, Gtd. Notes
5.375%	06/01/21	BB+(d)	377	404,144

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Williams Partners LP, Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	$50	$51,375

				5,254,571

Real Estate — 0.1%
CB Richard Ellis Services, Inc., Gtd. Notes
6.625%	10/15/20	Ba1	400	425,000
Post Apartment Homes LP, Sr. Unsec’d. Notes
6.300%	06/01/13	Baa3	551	575,848
Realogy Corp., Sr. Sec’d. Notes, 144A
7.625%	01/15/20	B1	170	177,650

				1,178,498

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes
4.600%	04/01/22	BBB-(d)	94	92,016
BioMed Realty LP, Gtd. Notes
3.850%	04/15/16	Baa3	280	289,271
6.125%	04/15/20	Baa3	540	601,740
Brandywine Operating Partnership LP, Gtd. Notes
5.700%	05/01/17	Baa3	264	279,670
Camden Property Trust, Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	581,016
CommonWealth REIT, Sr. Unsec’d. Notes
5.750%	11/01/15	Baa2	42	43,879
DDR Corp., Sr. Unsec’d. Notes
4.750%	04/15/18	Baa3	200	207,184
5.375%	10/15/12	Baa3	638	644,399
Digital Realty Trust LP, Gtd. Notes
4.500%	07/15/15	Baa2	100	104,981
5.250%	03/15/21	Baa2	134	138,164
Duke Realty LP, Sr. Unsec’d. Notes
6.250%	05/15/13	Baa2	1,054	1,105,493
Equity One, Inc., Gtd. Notes
5.375%	10/15/15	Baa3	39	41,030
6.250%	12/15/14	Baa3	900	968,941
ERP Operating LP, Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	1,158	1,219,301
Federal Realty Investment Trust, Sr. Unsec’d. Notes
6.000%	07/15/12	Baa1	500	506,075
Felcor Lodging LP, Sr. Sec’d. Notes
6.750%	06/01/19	B2	40	40,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Liberty Property LP, Sr. Unsec’d. Notes
4.750%	10/01/20	Baa1	$168	$172,392
6.375%	08/15/12	Baa1	500	508,683
PPF Funding, Inc., Notes, 144A
5.125%	06/01/15	Baa2	40	40,524
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes
8.125%	11/01/18	B2	120	127,200
Simon Property Group LP, Sr. Unsec’d. Notes
2.800%	01/30/17	A3	66	67,579
4.125%	12/01/21	A3	185	194,119
4.200%	02/01/15	A3	600	642,290
Tanger Properties LP, Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	312	349,489
6.150%	11/15/15	Baa2	315	351,294

				9,317,130

Retail & Merchandising — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes
6.250%	08/20/19	Ba3	300	299,625
AutoNation, Inc., Gtd. Notes
5.500%	02/01/20	BB+(d)	345	350,175
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes
6.500%	05/01/21	Ba3	55	49,638
Inergy LP/Inergy Finance Corp., Gtd. Notes
6.875%	08/01/21	Ba3	300	288,750
7.000%	10/01/18	Ba3	20	19,500
J. Crew Group, Inc., Gtd. Notes
8.125%	03/01/19	Caa1	300	305,250
NPC International, Inc., Gtd. Notes, 144A
10.500%	01/15/20	Caa1	385	419,650
Petco Animal Supplies, Inc., Gtd. Notes, 144A
9.250%	12/01/18	Caa1	50	54,875
Rite Aid Corp., Gtd. Notes
9.375%	12/15/15	Caa3	300	308,250
9.500%	06/15/17	Caa3	305	305,762
Gtd. Notes, 144A
9.250%	03/15/20	Ca3	145	146,450
Toys R Us, Inc., Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	200	205,000

				2,752,925

Semiconductors
Amkor Technology, Inc., Sr. Unsec’d. Notes
6.625%	06/01/21	Ba3	30	31,012

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
7.375%	05/01/18	Ba3	$80	$85,700

				116,712

Shipbuilding
Huntington Ingalls Industries, Inc., Gtd. Notes
6.875%	03/15/18	Ba3	160	169,600

Software Services
Lawson Software, Inc., Sr. Notes, 144A
9.375%	04/01/19	Caa1	30	31,050

Telecommunications — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes
2.375%	09/08/16	A2	200	202,465
AT&T, Inc., Sr. Unsec’d. Notes
3.875%	08/15/21	A2	700	740,391
5.350%	09/01/40	A2	1,200	1,275,972
5.550%	08/15/41	A2	730	809,149
6.300%	01/15/38	A2	300	352,588
CenturyLink, Inc., Sr. Unsec’d. Notes
6.150%	09/15/19	Baa3	125	129,766
6.450%	06/15/21	Baa3	271	278,184
7.600%	09/15/39	Baa3	34	32,161
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	B1	400	407,000
8.250%	09/01/17	B1	100	105,750
8.875%	01/15/15	Caa1	105	106,838
Embarq Corp., Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	125	126,345
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes
7.250%	04/01/19	B3	200	210,250
7.500%	04/01/21	B3	20	21,025
9.500%	06/15/16	B3	200	209,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes
11.250%	02/04/17	Caa3	305	317,200
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	515	535,600
Nextel Communications, Inc., Gtd. Notes
7.375%	08/01/15	B1	500	482,500
NII Capital Corp., Gtd. Notes
7.625%	04/01/21	B2	280	273,700
Sprint Nextel Corp., Gtd. Notes, 144A
7.000%	03/01/20	Ba3	145	147,175
9.000%	11/15/18	Ba3	250	274,375
Sr. Unsec’d. Notes
6.000%	12/01/16	B3	600	535,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Telefonica Emisiones SAU (Spain), Gtd. Notes
5.134%	04/27/20	Baa1	$110	$105,207
5.462%	02/16/21	Baa1	153	148,741
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	250	255,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	80	84,600
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A
6.875%	01/15/22	B+(d)	150	154,875
Verizon Communications, Inc., Sr. Unsec’d. Notes
3.500%	11/01/21	A3	400	409,225
6.400%	02/15/38	A3	700	847,921
VimpelCom Holdings BV (Netherlands), Gtd. Notes, 144A
4.471%(c)	06/29/14	Ba3	455	442,757

				10,021,260

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes
9.700%	11/10/18	Baa1	300	407,648
Reynolds American, Inc., Gtd. Notes
6.750%	06/15/17	Baa3	660	786,230

				1,193,878

Transportation
Gulfmark Offshore, Inc., Sr. Notes, 144A
6.375%	03/15/22	B1	55	55,275
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes
8.875%	11/01/17	Ba3	300	307,500

				362,775

Utilities — 0.1%
Tennessee Valley Authority, Sr. Unsec’d. Notes
3.875%	02/15/21	Aaa	1,190	1,328,566

TOTAL CORPORATE BONDS (cost $118,697,695)				121,914,978

FOREIGN GOVERNMENT BONDS — 0.1%
Federative Republic of Russia (Russia), Unsec’d. Notes, 144A
5.625%	04/04/42	Baa1	200	198,400
Russian Foreign Bond - Eurobond (Russia), Unsec’d. Notes
4.500%	04/04/22	Baa1	200	199,400

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
United Mexican States (Mexico), Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1	$208	$250,640
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	330	323,400

TOTAL FOREIGN GOVERNMENT BONDS
(cost $929,719)				971,840

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California, General Obligation Unlimited
7.500%	04/01/34	A1	330	418,097
7.550%	04/01/39	A1	65	83,519
7.600%	11/01/40	A1	205	265,229
7.625%	03/01/40	A1	105	135,916

				902,761

Illinois
State of Illinois, General Obligation Unlimited
5.877%	03/01/19	A1	40	43,958

TOTAL MUNICIPAL BONDS
(cost $929,890)				946,719

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corp.
3.500%	TBA		1,000	1,024,531
4.000%	09/01/41-10/01/41		3,258	3,444,733
4.500%	05/01/39-07/01/41		11,554	12,390,468
4.500%	TBA		200	212,063
5.000%	11/01/35-08/01/40		2,432	2,636,867
5.500%	10/01/38-01/01/40		3,662	3,985,336
6.500%	09/01/39		910	1,021,125
Federal National Mortgage Assoc.
3.000%	TBA		3,500	3,623,047
3.500%	01/01/26-09/01/26		321	339,335
3.500%	TBA		400	410,750
3.500%	TBA		18,000	18,430,312
4.000%	12/01/25-02/01/42		5,207	5,497,300
4.000%	TBA		1,000	1,059,531
4.000%	TBA		8,500	8,911,719
4.500%	04/01/18-11/01/41		9,140	9,810,254
4.500%	TBA		4,000	4,254,375
5.000%	05/01/19-08/01/38		7,340	7,947,776
5.000%	TBA		4,200	4,536,656
5.500%	01/01/23-09/01/38		11,530	12,637,168
5.500%	TBA		5,300	5,774,515
6.000%	02/01/34-04/01/40		7,890	8,717,100
6.000%	TBA		2,200	2,423,781
Government National Mortgage Assoc.
3.500%	TBA		2,000	2,084,062
4.000%	09/15/25-10/15/41		3,622	3,902,247
4.500%	05/15/39-08/20/41		6,648	7,252,023
5.000%	07/15/39-09/15/40		4,896	5,411,841
5.000%	TBA		700	773,063

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $137,302,026)				138,511,978

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
3.125%	02/15/42	$2,867	$2,748,289
3.750%	08/15/41	11,456	12,385,013
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/41	2,153	2,937,760
U.S. Treasury Notes
0.250%	02/28/14-09/15/14	50,141	49,916,993
0.625%	07/15/14	7,110	7,144,441
0.875%	02/28/17	13,929	13,831,065
1.500%	12/31/13	11,000	11,225,588
2.000%	11/15/21	7,140	7,028,994

TOTAL U.S. TREASURY OBLIGATIONS
(cost $108,021,475)			107,218,143

TOTAL LONG-TERM INVESTMENTS
(cost $1,296,385,955)			1,367,759,206

		Shares
SHORT-TERM INVESTMENT — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $235,013,414; includes $51,043,311 of cash collateral received for securities on loan)(b)(w)		235,013,414	235,013,414

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 116.9% (cost $1,531,399,369)			1,602,772,620

SECURITIES SOLD SHORT — (8.4)%
COMMON STOCKS — (8.4)%
Aerospace & Defense — (0.4)%
General Dynamics Corp.		34,790	(2,552,890)
Northrop Grumman Corp.		45,550	(2,782,194)

			(5,335,084)

Automobile Manufacturers — (0.2)%
PACCAR, Inc.		47,890	(2,242,689)

Banks — (0.1)%
Fifth Third Bancorp		116,120	(1,631,486)

Biotechnology — (0.3)%
Celgene Corp.*		57,260	(4,438,795)

Chemicals — (0.2)%
Dow Chemical Co. (The)		74,820	(2,591,765)

Cosmetics/Personal Care — (0.1)%
Avon Products, Inc		95,840	(1,855,462)

Diversified Financial Services — (0.6)%
Federated Investors, Inc. (Class B Stock)		77,400	(1,734,534)
Franklin Resources, Inc.		16,310	(2,022,929)
Janus Capital Group, Inc.		355,970	(3,171,693)
T. Rowe Price Group, Inc.		29,580	(1,931,574)

			(8,860,730)

Electric Utilities — (0.2)%
Dynegy, Inc.*		271,600	(152,096)

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Entergy Corp.	24,760	$(1,663,872)
National Fuel Gas Co.	24,900	(1,198,188)

		(3,014,156)

Entertainment — (0.1)%
Royal Caribbean Cruises Ltd.	45,300	(1,333,179)

Entertainment & Leisure — (0.1)%
Bally Technologies, Inc.*	26,630	(1,244,952)

Foods — (0.6)%
H.J. Heinz Co.	36,940	(1,978,137)
Hormel Foods Corp.	51,880	(1,531,498)
Ralcorp Holdings, Inc.*	14,720	(1,090,605)
Safeway, Inc.	52,520	(1,061,429)
Snyders-Lance, Inc.	19,160	(495,286)
Sysco Corp.	47,820	(1,427,905)

		(7,584,860)

Hand/Machine Tools — (0.2)%
Kennametal, Inc.	46,080	(2,051,942)

Healthcare Products — (0.3)%
Becton, Dickinson & Co.	18,610	(1,445,066)
St. Jude Medical, Inc.	45,010	(1,994,393)

		(3,439,459)

Home Builders — (0.1)%
D.R. Horton, Inc.	115,660	(1,754,562)

Insurance — (0.2)%
Allstate Corp. (The)	83,830	(2,759,684)

Manufacturing — (0.2)%
3M Co.	8,220	(733,306)
Eaton Corp.	39,340	(1,960,312)

		(2,693,618)

Metals & Mining — (0.1)%
United States Steel Corp.	37,960	(1,114,885)

Oil, Gas & Consumable Fuels — (1.0)%
Chesapeake Energy Corp.	134,290	(3,111,499)
ConocoPhillips	72,420	(5,504,644)
Devon Energy Corp.	21,230	(1,509,878)
Kodiak Oil & Gas Corp. (Canada)*	156,200	(1,555,752)
Ultra Petroleum Corp. (Canada)*	59,100	(1,337,433)
WGL Holdings, Inc.	15,230	(619,861)

		(13,639,067)

Pharmaceuticals — (0.4)%
AmerisourceBergen Corp.	44,580	(1,768,934)
Bristol-Myers Squibb Co.	32,870	(1,109,362)
Forest Laboratories, Inc.*	92,950	(3,224,436)

		(6,102,732)

Real Estate Investment Trusts — (0.2)%
Digital Realty Trust, Inc.	32,870	(2,431,394)

Retail & Merchandising — (0.6)%
Aeropostale, Inc.*	55,710	(1,204,450)
Buffalo Wild Wings, Inc.*	22,560	(2,045,966)
Cracker Barrel Old Country Store, Inc.	34,270	(1,912,266)
J.C. Penney Co., Inc.	76,540	(2,711,812)
Walgreen Co.	27,460	(919,635)

		(8,794,129)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors — (1.1)%
ARM Holdings PLC (United Kingdom), ADR	140,600	$(3,977,574)
Diodes, Inc.*	62,090	(1,439,246)
Linear Technology Corp.	49,930	(1,682,641)
Marvell Technology Group Ltd. (Bermuda)*	217,300	(3,418,129)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	318,100	(4,860,568)

		(15,378,158)

Software — (0.5)%
CA, Inc.	145,600	(4,012,736)
Intuit, Inc.	36,290	(2,182,118)

		(6,194,854)

Telecommunications — (0.4)%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	80,400	(1,996,332)
Nokia Oyj (Finland), ADR	545,400	(2,994,246)
Windstream Corp.	99,030	(1,159,641)

		(6,150,219)

Tobacco — (0.2)%
Archer-Daniels-Midland Co.	71,920	(2,276,987)

TOTAL COMMON STOCKS
(proceeds received $110,272,154)		(114,914,848)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.000%	TBA	$500	(522,734)
Government National Mortgage Assoc.
4.500%	TBA	200	(217,531)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(proceeds received $741,765)			(740,265)

TOTAL SECURITIES SOLD SHORT (proceeds received $111,013,919)			(115,655,113)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 108.5%
(cost $1,420,385,450)			1,487,117,507
Liabilities in excess of other assets(x) — (8.5)%			(116,503,998)

NET ASSETS — 100.0%			$1,370,613,509

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
EAFE	Europe, Australia, Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trusts

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,751,700; cash collateral of $51,043,311 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)(2)
Long Position:
1,224	S&P 500 E-Mini	Jun. 2012	$82,744,782	$85,875,840	$3,131,058

(1)	Cash of $4,446,750 has been segregated to cover requirement for open futures contracts as of March 31, 2012.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$942,505,954	$—	$25,394
Exchange Traded Funds	28,484,290	—	—
Preferred Stocks	3,505,865	—	—
Asset-Backed Securities	—	417,141	—
Bank Loans	—	1,623,222	—
Commercial Mortgage-Backed Securities	—	21,633,682	—
Corporate Bonds	—	121,914,978	—
Foreign Government Bonds	—	971,840	—
Municipal Bonds	—	946,719	—
U.S. Government Agency Obligations	—	138,511,978	—
U.S. Treasury Obligations	—	107,218,143	—
Affiliated Money Market Mutual Fund	235,013,414	—	—
Short Sales – Common Stocks	(114,914,848)	—	—
Short Sales – U.S. Government Agency Obligations	—	(740,265)	—
Other Financial Instruments*
Futures	3,131,058	—	—

Total	$1,097,725,733	$392,497,438	$25,394

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 61.2%
Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	72,571	$2,685,853
ITT Corp.	118,653	2,721,900
Northrop Grumman Corp.	372,755	22,767,875
Raytheon Co.	109,357	5,771,862

		33,947,490

Airlines — 1.0%
Cathay Pacific Airways Ltd. (Hong Kong)	17,513,000	32,430,020
JetBlue Airways Corp.*(a)	529,292	2,588,238

		35,018,258

Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc.*	426,144	4,990,146
Standard Motor Products, Inc.	209,258	3,712,237

		8,702,383

Automobiles — 1.0%
Tata Motors Ltd. (India), ADR(a)	1,359,519	36,666,227

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	28,713	3,066,261
Molson Coors Brewing Co. (Class B Stock)	125,934	5,698,514

		8,764,775

Biotechnology — 0.5%
Acorda Therapeutics, Inc.*	161,221	4,280,418
Biogen Idec, Inc.*	47,490	5,982,315
PDL BioPharma, Inc.(a)	591,158	3,753,853
Pharmacyclics, Inc.*(a)	108,948	3,024,396

		17,040,982

Capital Markets — 1.7%
Credit Suisse Group AG (Switzerland), ADR(a)	487,426	13,896,515
Deutsche Bank AG (Germany)(a)	284,084	14,144,542
Man Group PLC (United Kingdom)	15,754,339	33,968,089

		62,009,146

Chemicals — 1.6%
CF Industries Holdings, Inc.	197,016	35,984,972
Minerals Technologies, Inc.	42,977	2,811,126
Olin Corp.	777,632	16,913,496

		55,709,594

Commercial Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA (Spain), ADR(a)	1,463,966	11,697,088
Banco Santander SA (Spain), ADR(a)	1,580,320	12,121,054
Bank of China Ltd. (China) (Class H Stock)	77,556,000	31,259,895
Bank of the Ozarks, Inc.	144,247	4,509,161
Barclays PLC (United Kingdom), ADR(a)	863,502	13,082,055
BB&T Corp.(a)	567,407	17,810,906
BOC Hong Kong Holdings Ltd. (Hong Kong)	12,036,806	33,248,062
First Niagara Financial Group, Inc.	1,731,461	17,037,576
FirstMerit Corp.	1,029,683	17,360,455
FNB Corp.	1,404,213	16,962,893
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	45,959,000	29,650,777
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	2,555,967	12,728,716

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan), ADR	3,982,339	$12,862,955
Prosperity Bancshares, Inc.	64,444	2,951,535
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR.	1,908,609	12,673,164
Texas Capital Bancshares, Inc.*	156,353	5,412,941

		251,369,233

Commercial Services & Supplies — 1.3%
Advisory Board Co. (The)*	70,710	6,266,320
Coinstar, Inc.*(a)	216,212	13,740,273
Healthcare Services Group, Inc.	139,138	2,959,465
Republic Services, Inc.	564,150	17,240,424
Rollins, Inc.	272,342	5,795,438

		46,001,920

Communications Equipment — 0.1%
EchoStar Corp. (Class A Stock)*	181,960	5,120,354

Computers & Peripherals — 2.5%
Apple, Inc.*	80,785	48,428,184
Seagate Technology PLC (Ireland)	1,393,665	37,559,272
Synaptics, Inc.*(a)	139,979	5,110,633

		91,098,089

Construction & Engineering — 0.1%
KBR, Inc.	149,203	5,304,167

Consumer Finance — 0.2%
EZCORP, Inc. (Class A Stock)*(a)	87,870	2,851,821
First Cash Financial Services, Inc.*	126,363	5,419,709

		8,271,530

Diversified Consumer Services — 0.4%
Bridgepoint Education, Inc.*(a)	233,006	5,766,899
Career Education Corp.*	304,457	2,453,923
DeVry, Inc.	156,484	5,300,113

		13,520,935

Diversified Financial Services — 0.6%
ING Groep NV (Netherlands), ADR*(a)	1,477,844	12,295,662
Leucadia National Corp.	189,777	4,953,180
MarketAxess Holdings, Inc.	150,950	5,628,926

		22,877,768

Diversified Telecommunication Services — 3.6%
8x8, Inc.*(a)	295,112	1,239,470
AT&T, Inc.	1,098,823	34,316,242
BT Group PLC (United Kingdom), ADR(a)	1,095,761	39,622,718
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	736,434	12,372,091
Cincinnati Bell, Inc.*	845,979	3,400,836
France Telecom SA (France), ADR(a)	849,623	12,616,902
Nippon Telegraph & Telephone Corp.
(Japan), ADR	566,913	12,823,572
Telecom Italia SpA (Italy), ADR(a)	1,142,028	13,555,872

		129,947,703

Electric Utilities — 0.5%
American Electric Power Co., Inc.	440,204	16,983,070

Electrical Equipment — 0.1%
EnerSys*	81,105	2,810,288

Electronic Equipment, Instruments & Components — 1.9%
Benchmark Electronics, Inc.*	161,872	2,669,269

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Coherent, Inc.*	47,863	$2,791,849
FARO Technologies, Inc.*	68,919	4,020,045
Hitachi Ltd. (Japan), ADR	223,465	14,455,951
Jabil Circuit, Inc.(a)	1,174,292	29,498,215
MTS Systems Corp.	100,986	5,361,347
OSI Systems, Inc.*	130,852	8,021,228
SYNNEX Corp.*(a)	66,353	2,530,703

		69,348,607

Energy Equipment & Services — 0.6%
Oil States International, Inc.*	293,890	22,941,053

Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.	52,732	2,924,517
Costco Wholesale Corp.	64,983	5,900,456
CVS Caremark Corp.	123,383	5,527,558
United Natural Foods, Inc.*	60,534	2,824,516
Walgreen Co.	165,852	5,554,383
Whole Foods Market, Inc.	69,027	5,743,046

		28,474,476

Food Products — 1.4%
B&G Foods, Inc.	199,995	4,501,887
Cal-Maine Foods, Inc.(a)	91,008	3,481,966
Hormel Foods Corp.	194,562	5,743,470
Kraft Foods, Inc. (Class A Stock)	881,222	33,495,248
Lancaster Colony Corp.	42,189	2,803,881

		50,026,452

Healthcare Providers & Services — 1.1%
Air Methods Corp.*	53,413	4,660,284
AMERIGROUP Corp.*(a)	81,093	5,455,937
Chemed Corp.(a)	44,386	2,782,114
Henry Schein, Inc.*	73,803	5,585,411
Humana, Inc.	62,562	5,785,734
LifePoint Hospitals, Inc.*	70,024	2,761,747
Magellan Health Services, Inc.*	56,855	2,775,093
Molina Healthcare, Inc.*(a)	82,237	2,765,630
UnitedHealth Group, Inc.	99,232	5,848,734

		38,420,684

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants, Inc.*(a)	117,578	5,920,052
Bob Evans Farms, Inc.	73,755	2,782,039
Buffalo Wild Wings, Inc.*(a)	31,573	2,863,355
Caribou Coffee Co., Inc.*	87,549	1,631,913
Ladbrokes PLC (United Kingdom)	13,979,496	35,798,421
Peet’s Coffee & Tea, Inc.*(a)	53,863	3,969,703
Red Robin Gourmet Burgers, Inc.*	60,470	2,248,879
Shuffle Master, Inc.*	227,317	4,000,779

		59,215,141

Household Products — 0.2%
Church & Dwight Co., Inc.	116,995	5,754,984

Industrial Conglomerates — 1.0%
General Electric Co.	1,750,890	35,140,362

Insurance — 1.6%
CNO Financial Group, Inc.*	365,782	2,845,784
Mercury General Corp.	388,806	17,006,374
ProAssurance Corp.	62,711	5,525,466

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
RSA Insurance Group PLC (United Kingdom)	19,212,258	$32,143,349

		57,520,973

Internet Software & Services — 0.4%
Akamai Technologies, Inc.*	151,025	5,542,618
DealerTrack Holdings, Inc.*	185,422	5,610,870
LivePerson, Inc.*(a)	224,488	3,764,664

		14,918,152

IT Services — 1.6%
Cardtronics, Inc.*	188,921	4,959,176
Heartland Payment Systems, Inc.	164,835	4,753,841
Logica PLC (United Kingdom)	24,081,118	38,363,393
Mantech International Corp. (Class A Stock)(a)	80,633	2,778,613
Visa, Inc. (Class A Stock)	46,584	5,496,912

		56,351,935

Machinery — 0.4%
Cascade Corp.	90,618	4,541,774
Cummins, Inc.	45,527	5,465,061
NN, Inc.*	548	4,472
RBC Bearings, Inc.*	94,427	4,355,918

		14,367,225

Media — 1.3%
DISH Network Corp. (Class A Stock)	1,188,131	39,125,154
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	139,798	2,579,273
Sinclair Broadcast Group, Inc. (Class A Stock)	421,897	4,666,181

		46,370,608

Metals & Mining — 1.3%
ArcelorMittal (Luxembourg)(a)	614,771	11,760,569
Century Aluminum Co.*(a)	271,713	2,412,811
Commercial Metals Co.	1,234,131	18,289,821
POSCO (South Korea), ADR(a)	145,462	12,175,169

		44,638,370

Multiline Retail — 1.7%
Dillard’s, Inc. (Class A Stock)	256,771	16,181,708
Dollar Tree, Inc.*	62,597	5,914,791
Macy’s, Inc.	997,369	39,625,470

		61,721,969

Multi-Utilities — 1.9%
Avista Corp.(a)	676,798	17,312,493
DTE Energy Co.	307,836	16,940,215
Integrys Energy Group, Inc.(a)	317,047	16,800,321
Sempra Energy	286,230	17,162,351

		68,215,380

Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	50,562	5,078,447
BP PLC (United Kingdom), ADR	278,472	12,531,240
Chevron Corp.	203,670	21,841,571
China Petroleum & Chemical Corp. (China), ADR(a)	116,881	12,707,302
Encana Corp. (Canada)	666,729	13,101,225
Eni SpA (Italy), ADR(a)	286,788	13,427,414
Hollyfrontier Corp.	173,921	5,591,560

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleo Brasileiro SA (Brazil), ADR	439,132	$11,663,346
Royal Dutch Shell PLC (United Kingdom), ADR(a)	180,541	12,661,340
Total SA (France), ADR(a)	235,831	12,055,681

		120,659,126

Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	167,317	5,683,759
MeadWestvaco Corp.	552,124	17,441,597
Neenah Paper, Inc.	174,751	5,197,095
P.H. Glatfelter Co.	182,352	2,877,515

		31,199,966

Personal Products — 0.1%
Prestige Brands Holdings, Inc.*	211,782	3,701,949

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	170,758	5,763,083
Forest Laboratories, Inc.*	169,453	5,878,325
Hi-Tech Pharmacal Co., Inc.*	54,028	1,941,226
Medicines Co. (The)*	125,263	2,514,028
Pfizer, Inc.	2,367,091	53,638,282

		69,734,944

Real Estate Investment Trusts — 0.2%
Anworth Mortgage Asset Corp.	423,633	2,787,505
Capstead Mortgage Corp.	205,683	2,696,504

		5,484,009

Road & Rail — 0.7%
Old Dominion Freight Line, Inc.*	459,544	21,906,462
Werner Enterprises, Inc.(a)	112,305	2,791,902

		24,698,364

Semiconductors & Semiconductor Equipment — 1.9%
Atmel Corp.*(a)	528,228	5,208,328
ATMI, Inc.*	224,047	5,220,295
Cirrus Logic, Inc.*(a)	472,401	11,243,144
First Solar, Inc.*(a)	152,228	3,813,311
Intel Corp.	1,229,312	34,555,960
Monolithic Power Systems, Inc.*	142,966	2,812,141
Omnivision Technologies, Inc.*	163,648	3,272,960

		66,126,139

Software — 0.6%
ACI Worldwide, Inc.*	71,203	2,867,345
Activision Blizzard, Inc.(a)	459,462	5,890,303
Bottomline Technologies, Inc.*	151,969	4,246,014
CA, Inc.(a)	203,120	5,597,987
Manhattan Associates, Inc.*	86,005	4,087,818

		22,689,467

Specialty Retail — 4.1%
Advance Auto Parts, Inc.	472,522	41,851,274
Asbury Automotive Group, Inc.*	128,339	3,465,153
Body Central Corp.*	67,681	1,964,103
Buckle, Inc. (The)(a)	61,568	2,949,107
Children’s Place Retail Stores, Inc. (The)*(a)	53,996	2,789,973
Finish Line, Inc. (The) (Class A Stock)	214,632	4,554,491
GameStop Corp. (Class A Stock)(a)	237,510	5,187,218
Hibbett Sports, Inc.*	111,271	6,069,833
Lithia Motors, Inc. (Class A Stock)	86,971	2,278,640
Men’s Wearhouse, Inc. (The)	292,125	11,325,686

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Monro Muffler Brake, Inc.	127,922	$5,307,484
PetSmart, Inc.	628,913	35,986,402
Ross Stores, Inc.	103,398	6,007,424
Sonic Automotive, Inc. (Class A Stock)(a)	285,750	5,117,783
Tractor Supply Co.(a)	64,015	5,797,198
Vitamin Shoppe, Inc.*	126,676	5,600,346

		146,252,115

Textiles, Apparel & Luxury Goods — 0.1%
Iconix Brand Group, Inc.*	149,865	2,604,654

Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.(a)	1,833,173	18,075,086
New York Community Bancorp, Inc.(a)	1,276,557	17,756,908
People’s United Financial, Inc.	1,324,099	17,531,071

		53,363,065

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	67,494	2,776,028
United Rentals, Inc.*(a)	366,774	15,730,937
W.W. Grainger, Inc.	26,507	5,693,969

		24,200,934

Transportation Infrastructure — 0.9%
COSCO Pacific Ltd. (Bermuda)	21,992,000	33,190,983

Wireless Telecommunication Services — 1.6%
NTT DoCoMo, Inc. (Japan), ADR	773,641	12,896,595
VimpelCom Ltd. (Bermuda), ADR	1,097,108	12,243,725
Vodafone Group PLC (United Kingdom)	12,239,663	33,711,932

		58,852,252

TOTAL COMMON STOCKS
(cost $2,147,030,257)		2,187,348,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 2.8%
Aerospace & Defense — 0.1%
DynCorp International, Term Loan
6.250%	07/07/16	Ba2	$893	890,763
TransDigm, Inc., Tranche Term Loan B-1
4.000%	02/14/17	Ba2	994	993,464

				1,884,227

Auto Components — 0.1%
Delphi Corp., Term Loan B
3.500%	03/31/17	Baa3	951	949,791
Metalydyne LLC, Term Loan B
5.250%	05/17/17	B1	995	993,316
Tomkins PLC, Term Loan B-1
4.250%	09/29/16	Ba2	985	983,957

				2,927,064

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Automobiles
Chrysler Group LLC, New Term Loan B
6.000%	05/25/17	Ba2	$997	$1,012,450

Biotechnology
Grifols, Inc., US Term Loan B
4.500%	02/02/19	Ba3	1,164	1,160,814

Capital Markets — 0.1%
Hamilton Lane Advisors, Term Loan B
6.500%	02/28/18	Ba3	571	570,000
LPL Holdings, Inc., Term Loan B
4.000%	03/06/19	Ba2	333	332,917
Mondrian Investment Partners Ltd., Initial Term Loan B
5.500%	07/12/18	Ba2	747	749,668
Nuveen Investments, Inc., Additional Extended First-Lien Term Loan
5.720%	05/13/17	B2	1,000	999,375

				2,651,960

Chemicals — 0.1%
Ashland, Inc., Term Loan B
3.750%	07/19/18	Baa2	995	994,798
AZ Chem US, Inc., Term Loan B
7.250%	12/19/17	Ba3	735	742,044
Huntsman International LLC, Extended Dollar Term Loan B
2.850%	04/19/17	Ba1	1,000	982,708
PolyOne Corp., Term Loan B
5.000%	11/30/17	Ba1	635	635,963
Taminco Group, Dollar Term Loan
6.250%	02/25/19	B1	500	502,813
Tronox, Inc., Delayed Draw Term Loan
1.000%	02/08/18	Ba2	247	246,635
Term Loan B
4.250%	01/27/19	Ba2	907	906,140

				5,011,101

Commercial Services & Supplies
WCA Waste Corp., Term Loan B
5.500%	03/01/18	B1	500	501,250

Communications Equipment
Commscope, Inc., Tranche Term Loan 1
4.250%	01/14/18	Ba3	1,000	999,508

Construction & Engineering
Terex Corp., U.S. Term Loan
5.500%	04/28/17	Ba2	499	502,799

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging
Reynolds Consumer Products Holdings, Inc., Tranche Term Loan C
6.500%	08/03/18	Ba3	$984	$995,544

Diversified Consumer Services — 0.1%
ARAMARK Corp., LC-2 Facility Deposits (Extending)
3.491%	07/26/16	Ba3	62	61,438
U.S. Term Loan B (Extending)
3.491%	07/26/16	Ba3	938	934,202
Asurion Corp., Term Loan (First Lien)
5.500%	05/24/18	Ba3	963	953,008

				1,948,648

Diversified Financial Services — 0.1%
Flying Fortress, Inc. (ILFC), Term Loan B
5.000%	02/10/17	Ba3	1,000	1,006,250
iPayment, Inc., Term Loan
5.750%	05/08/17	Ba2	502	499,634
MoneyGram Payment Systems Worldwide, Inc., Term Loan
4.250%	11/18/17	Ba1	1,150	1,145,688
RPI Finance Trust, 6.75 Year Term Loan
4.000%	05/08/18	Baa2	993	991,880

				3,643,452

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings S.A., Tranche Term Loan B
5.250%	04/02/18	B1	995	998,897
Level 3 Financing, Inc., Term Loan B III
5.750%	09/01/18	Ba3	500	504,625
Telesat Canada, U.S. Term Loan B
4.250%	03/08/19	Ba3	571	570,571

				2,074,093

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., Replacement First Lien Term Facility
5.250%	09/29/18	B1	1,000	1,003,929
SUPERVALU, Advance Term Loan B-3
4.500%	04/29/18	B1	476	475,904

				1,479,833

Food Products — 0.1%
B&G Foods, Inc., Tranche Term Loan B
4.500%	11/30/18	Ba2	499	499,373
Dean Foods Co., 2017 Tranche Term Loan B (extending)
3.500%	04/02/17	Ba3	1,000	992,083

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
Dole Food Company, Inc., Tranche Term Loan B-2
5.000%	07/08/18	Ba2	$347	$348,938
Tranche Term Loan C-2
5.000%	07/08/18	Ba2	645	648,028
JBS USA, LLC, Initial Term Loan
4.250%	05/25/18	Ba3	1,000	998,900
Pinnacle Foods Pinnacle Foods, Term Loan E
4.750%	04/02/18	Ba3	143	143,036
Weight Watchers International, Inc., Term Loan F
4.000%	03/31/17	Ba1	800	796,314

				4,426,672

Healthcare Equipment & Supplies — 0.1%
Biomet, Inc, Dollar Term Loan
3.241%	03/25/15	B1	1,144	1,129,841
DJO Finance LLC (ReAble Therapeutics Finance LLC), Extended Tranche Term Loan B-2
5.241%	11/01/16	Ba2	591	585,286
Term Loan B-3
6.250%	09/15/17	Ba2	407	405,392

				2,120,519

Healthcare Providers & Services — 0.3%
Alere, Inc., Term Loan B
4.500%	07/01/18	Ba3	998	990,642
Community Health Systems, Extended Term Loan
3.970%	01/25/17	Ba3	1,119	1,101,923
DaVita, Inc., Tranche Term Loan B
4.500%	10/20/16	Ba2	992	994,695
Emdeon Business Services LLC, Term B Loan
6.750%	10/14/18	Ba3	750	759,750
Emergency Medical Services Corp., Initial Term Loan
5.250%	05/25/18	B1	992	991,737
Fresenius SE, Term Loan D1
3.250%	09/10/14	Baa3	647	645,655
Term Loan D2
3.250%	09/10/14	Baa3	347	346,506
HCA, Inc., Tranche Term Loan B-3
3.491%	05/31/18	Ba3	1,000	979,063
Health Management Associates, Inc., Term Loan B
4.500%	11/23/18	Ba3	907	898,884
Rural Metro Corp., Term Loan B (First Lien)
5.750%	06/30/18	Ba3	995	990,013

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Providers & Services (cont’d.)
Vanguard Health Holding Co. II LLC / Vanguard Health System, Inc., Initial Term Loan B
5.000%	01/29/16	Ba2	$995	$995,753

				9,694,621

Healthcare Technology
Kinetic Concepts, Inc., Dollar Term Loan B-1
7.000%	04/27/18	Ba2	453	461,698

Hotels, Restaurants & Leisure — 0.2%
Ameristar Casinos, Inc., Term Loan B
4.000%	04/16/18	Ba3	904	904,807
Burger King Corp., Tranche Term Loan B 2011
4.500%	10/19/16	Ba3	976	973,431
Dunkin Brands, Inc., Term Loan B-2
4.000%	11/23/17	B2	985	983,699
Focus Brands, Inc., Term Loan (First Lien)
6.250%	02/07/18	B1	826	828,432
Penn National Gaming, Inc, Term B Facility
3.750%	07/15/18	Ba1	993	992,294
Pinnacle Entertainment, Inc., Incremental Term Loan Series A
4.000%	03/05/19	Ba1	333	333,889
Scientific Games Corp., Tranche Term Loan B-1
3.000%	06/30/15	Ba1	997	988,916
Six Flags, Inc., Tranche Term Loan B
4.250%	01/17/19	B1	1,000	997,688

				7,003,156

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The), Initial Term Loan B
4.250%	06/01/18	Ba1	992	993,474
Calpine Corp., Term Loan B
4.500%	04/01/18	B1	992	987,519
Freif North American Power I LLC, Term Loan B
6.000%	02/14/19	Ba3	532	530,484
Term Loan C
6.000%	03/02/19	Ba3	84	83,362
NRG Energy, Inc., Term Loan B
4.000%	07/01/18	Baa3	993	990,433

				3,585,272

Industrial Conglomerates
Colfax Corp., Facility Term Loan B
4.500%	12/07/18	Ba2	1,247	1,247,988

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
IT Services — 0.1%
Presidio, Inc., Term Loan B
7.250%	03/31/17	Ba3	$1,000	$1,010,000
West Corp., Term Loan B-5
4.491%	07/15/16	Ba3	997	998,615

				2,008,615

Leisure Equipment & Products
Live Nation Entertainment, Inc., Term Loan B
4.500%	11/07/16	Ba2	992	990,751

Life Sciences Tools & Services
Quintiles Transnational Corp., Term Loan B
5.000%	06/08/18	B1	997	997,800

Media — 0.3%
AMC Entertainment, Term Loan B-2 (Extending)
3.491%	12/15/16	Ba2	995	982,573
Bresnan Broadband Holdings LLC, Term Loan B
4.500%	12/14/17	Ba3	992	990,188
Cequel Communications Suddenlink, Term Loan B
4.000%	02/02/19	Ba2	1,000	990,625
Charter Operating, Term Loan C
3.720%	09/06/16	Ba1	992	989,285
Cumulus Media Holdings, Inc., Term Loan B
5.750%	09/16/18	Ba2	997	998,975
Hubbard Radio LLC, Term Loan (First Lien)
5.250%	04/29/17	Ba3	886	887,764
Kabel Deutschland, Term Loan F
4.250%	01/18/19	Ba2	1,250	1,246,354
LIN Television Corp., Tranche Term Loan B
5.000%	01/09/19	Ba3	428	429,103
Sinclair Television Group, Inc., New Tranche Term Loan B
4.000%	10/28/16	Baa3	989	985,009
TWCC Holding Corp., Term Loan B
4.250%	02/11/17	Ba3	639	639,686
Univision Communications, Inc., Extended First-Lien Term Loan
4.491%	03/31/17	B2	968	896,552
UPC Financing Partnership, Facility AB
4.750%	12/31/17	Ba3	545	544,773

				10,580,887

Metals & Mining
Novelis, Inc., Term Loan B
4.000%	03/10/17	Ba2	992	988,534

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels
Energy Transfer Equity, LP, Term Loan B
3.750%	02/16/17	Ba2	$600	$588,375

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc. (F K A Cardinal Health 409, Inc.), Dollar Term Loan 2
5.250%	09/15/17	Ba3	570	567,150
IMS Healthcare, Inc., Tranche Dollar Term Loan B
4.500%	08/26/17	Ba3	1,144	1,147,026
Pharmaceutical Products Development, Inc., Term Loan B
6.250%	12/05/18	Ba3	998	1,008,514
Valeant Pharmaceutical International, Inc., Term Loan B
3.750%	01/30/19	Ba1	1,050	1,040,156
Warner Chilcott Co. LLC, Term Loan B-2
4.250%	03/15/18	Ba3	227	226,527
Warner Chilcott Corp., Term Loan B-1
4.250%	03/15/18	Ba3	454	453,054
WC Luxco S.A.R.L., Term Loan B-3
4.250%	03/15/18	Ba3	312	311,475

				4,753,902

Professional Services — 0.2%
Acosta Sales Co., Term Loan B
4.750%	03/01/18	Ba3	981	974,837
Advantage Sales & Marketing, Term Loan (First Lien)
5.250%	12/17/17	B1	992	989,485
Affinion Group, Tranche Term Loan B
5.000%	10/09/16	Ba3	992	938,766
Nielsen Finance LLC, Class C Dollar Term Loan
3.493%	05/02/16	Ba2	992	990,439
Symphonyiri Group, Inc., Term Loan B-2
5.000%	12/01/17	B1	1,144	1,141,852

				5,035,379

Real Estate Investment Trusts
Istar Financial, Inc., Tranche Term A-1 (2012)
5.250%	03/09/16	B1	500	492,084
Tranche Term Loan A-1
5.000%	06/28/13	B1	489	488,504

				980,588

Real Estate Management & Development
CB Richard Ellis Services, Inc., Incremental Tranche Term Loan D
3.742%	09/04/19	Ba1	995	986,709

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Road & Rail — 0.1%
Avis Budget Car Rental LLC, Tranche Term Loan B
6.250%	09/28/18	Ba1	$640	$643,026
Hertz Corp. (The), Tranche Term Loan B
3.750%	03/11/18	Ba1	992	988,139
RailAmerica, Inc., Initial Loan
4.000%	02/15/19	B1	643	641,652
Swift Transportation Co. LLC, Tranche Term Loan B-2
5.000%	12/15/17	B1	283	284,526

				2,557,343

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc., Tranche Term Loan B-1
4.494%	12/01/16	B1	1,000	972,500

Software — 0.2%
Datatel (Sophia, L.P.), Initial Term Loan B
6.250%	07/17/18	B1	600	608,850
Dealer Computer Services, Inc., Tranche Term Loan B
3.750%	04/06/18	Ba2	824	819,968
Eagle Parent, Inc., Term Loan B
5.000%	05/16/18	Ba3	997	988,448
Lawson Software Lawson Software, Term Loan B
6.250%	03/23/18	Ba3	786	780,179
Rovi Solutions Corp. (Rovi Guides, Inc.), Term Loan B
4.000%	03/19/19	Ba2	500	499,063
SunGard Data Systems, Inc., Tranche U.S. Term Loan B
3.866%	02/28/16	Ba3	714	714,237
Trizetto Group, Inc. (TZ Merger Sub, Inc.), Term Loan
4.750%	05/02/18	B1	997	994,495

				5,405,240

Specialty Retail — 0.1%
KAR Auction Services, Inc., Term Loan B
5.000%	05/19/17	Ba3	993	993,741
Neiman Marcus Group, Term Loan
4.750%	05/16/18	B2	1,000	997,321
Pilot Travel Centers LLC, Initial Tranche Term Loan B
4.250%	03/30/18	Ba2	971	973,069

				2,964,131

Wireless Telecommunication Services — 0.1%
Crown Castle Operating Co., Tranche Term Loan B
4.000%	01/31/19	Ba3	1,197	1,189,685

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services (cont’d.)
Neustar, Inc., Term Advance
5.000%	11/08/18	Ba2	$902	$903,401
Syniverse Holdings, Inc., Term Loan B
5.250%	12/22/17	B1	992	994,539
Towerco Finance LLC, Term Loan
4.500%	02/02/17	Ba3	1,000	997,500

				4,085,125

TOTAL BANK LOANS
(cost $97,665,141)				99,228,548

CORPORATE BONDS — 27.3%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Sr. Unsec’d. Notes
3.125%	01/15/21	Aa3	10,500	10,999,023

Beverages — 0.5%
Coca-Cola Co. (The), Sr. Unsec’d. Notes
1.800%	09/01/16	Aa3	8,775	8,961,592
PepsiCo, Inc., Sr. Unsec’d. Notes
0.750%	03/05/15	Aa3	9,500	9,462,836

				18,424,428

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.125%	01/15/15	A1	1,000	1,064,333
5.150%	01/15/14	A1	9,100	9,566,248
5.750%	01/24/22	A1	5,800	5,966,692
6.000%	06/15/20	A1	7,300	7,681,111
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
5.000%	01/15/15	Baa1	3,000	3,129,741
6.150%	04/25/13	Baa1	8,700	9,062,103
6.875%	04/25/18	Baa1	5,655	6,286,658
Sub. Notes
6.110%	01/29/37	Baa2	9,700	9,232,441
Morgan Stanley, Sr. Unsec’d. Notes
3.800%	04/29/16	A2	4,100	3,990,985
4.750%	03/22/17	A2	3,000	3,000,999
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	A2	7,833	8,015,611

				66,996,922

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.550%	05/15/19	Baa3	8,300	10,877,291

Commercial Banks — 2.8%
HSBC USA, Inc., Sr. Unsec’d. Notes
2.375%	02/13/15	A1	6,900	6,947,313

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
KeyCorp, Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	$7,800	$8,244,725
5.100%	03/24/21		Baa1	9,900	10,911,770
PNC Funding Corp., Bank Gtd. Notes
5.250%	11/15/15		Baa1	8,700	9,672,486
US Bancorp, Sr. Unsec’d. Notes
2.450%	07/27/15		Aa3	3,000	3,096,102
4.200%	05/15/14		Aa3	8,900	9,523,632
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes
3.750%	10/01/14	(a)	A2	9,149	9,690,319
Sr. Unsec’d. Notes
2.625%	12/15/16		A2	8,800	8,997,578
5.625%	12/11/17		A2	2,800	3,244,587
Sr. Unsec’d. Notes, MTN
1.250%	02/13/15	(a)	A2	1,200	1,195,103
3.500%	03/08/22		A2	7,100	6,989,730
Wells Fargo Bank NA, Series Al, Sub. Notes
4.750%	02/09/15		A1	7,955	8,533,098
Sub. Notes
5.950%	08/26/36		A1	10,750	11,773,067

					98,819,510

Communications Equipment — 0.3%
Cisco Systems, Inc., Sr. Unsec’d. Notes
3.150%	03/14/17		A1	2,100	2,274,749
5.500%	02/22/16		A1	6,400	7,427,283

					9,702,032

Computers & Peripherals — 0.5%
Hewlett-Packard Co., Sr. Unsec’d. Notes
1.550%	05/30/14		A3	6,500	6,547,125
4.050%	09/15/22		A3	500	497,964
4.650%	12/09/21		A3	10,100	10,565,964

					17,611,053

Consumer Finance — 0.4%
American Express Co., Sr. Unsec’d. Notes
8.150%	03/19/38		A3	4,700	6,936,354
HSBC Finance Corp., Sr. Unsec’d. Notes
5.500%	01/19/16		A3	7,300	7,910,411

					14,846,765

Diversified Financial Services — 3.1%
Bank of America Corp., Sr. Unsec’d. Notes
3.875%	03/22/17		Baa1	3,600	3,619,854
5.700%	01/24/22		Baa1	5,300	5,610,495
5.875%	02/07/42		Baa1	4,000	3,978,440
Capital One Financial Corp., Sr. Unsec’d. Notes
4.750%	07/15/21		Baa1	10,600	11,153,553

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes
2.650%	03/02/15		A3	$5,300	$5,299,035
4.450%	01/10/17		A3	4,500	4,713,777
4.500%	01/14/22	(a)	A3	7,200	7,228,188
5.875%	01/30/42		A3	2,900	3,004,797
Sub. Notes
5.000%	09/15/14		Baa1	9,800	10,149,164
6.125%	08/25/36		Baa1	7,500	7,208,040
Unsec’d. Notes
8.500%	05/22/19		A3	7,000	8,630,146
JPMorgan Chase & Co., Sr. Notes
5.400%	01/06/42		Aa3	3,900	4,141,067
Sr. Unsec’d. Notes
3.150%	07/05/16		Aa3	6,000	6,185,184
4.250%	10/15/20		Aa3	7,000	7,167,062
4.350%	08/15/21	(a)	Aa3	4,800	4,904,323
6.400%	05/15/38		Aa3	7,474	8,887,879
Unsec’d. Notes, MTN
1.875%	03/20/15		Aa3	4,300	4,310,978
JPMorgan Chase Bank NA, Sub. Notes
6.000%	10/01/17		Aa2	4,500	5,148,950

					111,340,932

Diversified Telecommunication Services — 1.6%
AT&T, Inc., Sr. Unsec’d. Notes
0.875%	02/13/15		A2	5,000	4,970,375
1.600%	02/15/17	(a)	A2	3,400	3,380,702
3.000%	02/15/22	(a)	A2	2,200	2,156,033
3.875%	08/15/21		A2	11,000	11,634,722
5.550%	08/15/41		A2	4,200	4,655,377
6.300%	01/15/38		A2	5,900	6,934,235
Verizon Communications, Inc., Sr. Unsec’d. Notes
2.000%	11/01/16	(a)	A3	7,200	7,313,119
3.000%	04/01/16		A3	6,000	6,346,962
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.750%	12/01/30		A3	6,570	8,898,112

					56,289,637

Electric Utilities — 3.0%
Commonwealth Edison Co., First Mortgage
1.625%	01/15/14		A3	3,100	3,149,092
6.150%	09/15/17		A3	2,700	3,248,934
Constellation Energy Group, Inc., Sr. Unsec’d. Notes
4.550%	06/15/15		Baa2	4,142	4,473,323
FirstEnergy Solutions Corp., Gtd. Notes
6.050%	08/15/21		Baa3	9,640	10,819,483
Florida Power Corp., First Mortgage
5.650%	06/15/18		A2	4,700	5,612,782
6.400%	06/15/38		A2	6,036	7,853,337

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Georgia Power Co., Sr. Notes
4.300%	03/15/42		A3	$3,300	$3,227,483
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	5,100	5,994,668
6.125%	04/01/36		Baa1	14,512	17,250,356
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
5.950%	09/01/13		Baa1	6,445	6,863,854
6.800%	09/01/18		Baa1	8,200	9,912,627
7.000%	09/01/22		Baa1	4,300	5,218,136
PacifiCorp, First Mortgage
2.950%	02/01/22		A1	8,700	8,576,721
Progress Energy, Inc., Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	2,300	2,248,114
Southern Power Co., Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	7,200	7,936,898
Virginia Electric and Power Co., Sr. Unsec’d. Notes
2.950%	01/15/22		A3	3,800	3,762,247

					106,148,055

Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.250%	10/25/20	(a)	Aa2	3,500	3,663,104
3.625%	07/08/20	(a)	Aa2	3,600	3,867,638
6.500%	08/15/37		Aa2	9,700	12,770,525

					20,301,267

Industrial Conglomerates — 1.6%
General Electric Capital Corp., Sr. Unsec’d. Notes
2.100%	01/07/14		Aa2	20,300	20,721,022
5.500%	01/08/20		Aa2	7,900	8,960,662
Sr. Unsec’d. Notes, MTN
3.350%	10/17/16		Aa2	6,000	6,365,094
4.650%	10/17/21		Aa2	1,800	1,915,776
5.625%	09/15/17		Aa2	7,500	8,731,388
6.750%	03/15/32		Aa2	8,850	10,573,502
6.875%	01/10/39		Aa2	1,200	1,481,928

					58,749,372

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes
3.000%	03/20/15		Baa1	7,000	7,048,209
4.250%	09/15/14		Baa1	7,800	8,047,299
6.250%	05/01/36		Baa1	900	971,404
MetLife, Inc., Sr. Unsec’d. Notes
5.700%	06/15/35		A3	6,950	8,084,150

					24,151,062

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
IT Services — 0.3%
International Business Machines Corp., Sr. Unsec’d. Notes
1.950%	07/22/16		Aa3	$10,700	$10,979,901

Media — 1.7%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
9.455%	11/15/22		Baa1	5,200	7,538,326
Comcast Corp., Gtd. Notes
5.150%	03/01/20		Baa1	4,200	4,832,062
6.950%	08/15/37		Baa1	8,600	10,888,236
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
3.550%	03/15/15		Baa2	5,000	5,280,155
4.750%	10/01/14		Baa2	6,700	7,282,491
Time Warner, Inc., Gtd. Notes
4.750%	03/29/21		Baa2	8,500	9,335,125
7.700%	05/01/32		Baa2	8,320	10,851,277
Viacom, Inc., Sr. Unsec’d. Notes
6.250%	04/30/16		Baa1	4,200	4,899,686

					60,907,358

Multi-Utilities — 1.4%
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
7.125%	12/01/18		A3	2,200	2,848,298
Dominion Resources, Inc., Sr. Unsec’d. Notes
4.450%	03/15/21		Baa2	10,500	11,584,493
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
6.050%	03/01/34		A3	8,800	10,697,051
Sempra Energy, Sr. Unsec’d. Notes
2.000%	03/15/14		Baa1	18,000	18,371,466
6.500%	06/01/16		Baa1	6,400	7,565,357

					51,066,665

Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp., Sr. Unsec’d. Notes
4.950%	03/03/19		Aa1	4,200	4,961,174
ConocoPhillips, Gtd. Notes
5.750%	02/01/19		A1	12,700	15,454,211
6.500%	02/01/39		A1	15,900	21,117,044
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
4.200%	09/15/21	(a)	Baa2	11,600	12,088,766
Enterprise Products Operating LLC, Gtd. Notes
4.850%	08/15/42		Baa2	10,100	9,647,106
5.700%	02/15/42		Baa2	2,900	3,135,602
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
3.950%	09/01/22		Baa2	9,300	9,207,577
5.950%	02/15/18		Baa2	10,200	11,912,794

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.850%	02/15/20	(a)	Baa2	$6,000	$7,149,018
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38		Baa2	7,550	8,622,274
ONEOK Partners LP, Gtd. Notes
6.850%	10/15/37		Baa2	6,000	7,157,124
ONEOK, Inc., Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	9,200	9,311,651
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes
6.650%	01/15/37		Baa2	1,800	2,104,387
Sr. Unsec’d. Notes
3.650%	06/01/22		Baa2	1,100	1,079,902
Williams Partners LP, Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	10,500	11,157,321

					134,105,951

Pharmaceuticals — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes
5.125%	04/01/19		A1	7,000	8,256,563
5.875%	05/15/16		A1	5,150	6,058,615
Pfizer, Inc., Sr. Unsec’d. Notes
5.350%	03/15/15		A1	10,500	11,870,355
Wyeth, Gtd. Notes
5.950%	04/01/37		A1	2,300	2,913,750

					29,099,283

Real Estate Investment Trusts — 0.5%
Boston Properties LP, Sr. Unsec’d. Notes
4.125%	05/15/21		Baa2	900	923,861
Simon Property Group LP, Sr. Unsec’d. Notes
3.375%	03/15/22		A3	10,800	10,415,585
4.125%	12/01/21		A3	6,600	6,925,334

					18,264,780

Software — 0.3%
Oracle Corp., Sr. Unsec’d. Notes
5.375%	07/15/40		A1	9,800	11,331,436

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes
4.750%	05/05/21		Baa1	10,500	11,286,797
9.250%	08/06/19		Baa1	11,300	15,195,449
10.200%	02/06/39		Baa1	5,200	8,062,194

					34,544,440

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
5.550%	02/01/14		A2	$1,700	$1,838,608

TOTAL CORPORATE BONDS
(cost $947,616,558)					977,395,771

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
5.375%	02/15/31			6,330	8,513,850
U.S. Treasury Notes
0.250%	02/28/14			9,000	8,986,644
0.250%	02/15/15	(a)		12,765	12,673,245
0.375%	11/15/14	(a)		17,000	16,957,500
0.500%	08/15/14	(k)		4,930	4,938,859
0.875%	01/31/17			1,500	1,490,742
0.875%	02/28/17	(a)		55,000	54,613,295
2.000%	02/15/22	(a)		8,000	7,846,248
2.000%	11/15/21	(k)		400	393,781
3.125%	11/15/41			12,300	11,798,394
3.625%	02/15/20	(k)		13,540	15,359,437

TOTAL U.S. TREASURY OBLIGATIONS
(cost $144,280,323)					143,571,995

TOTAL LONG-TERM INVESTMENTS
(cost $3,336,592,279)					3,407,544,564

	Shares
SHORT-TERM INVESTMENT — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $585,857,182; includes $418,367,319 of cash collateral for securities on loan)(b)(w)	585,857,182	585,857,182

TOTAL INVESTMENTS — 111.7%
(cost $3,922,449,461)		3,993,401,746
Liabilities in excess of other assets(x) — (11.7)%		(418,279,049)

NET ASSETS — 100.0%		$3,575,122,697

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $402,265,231; cash collateral of $418,367,319 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the

Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
147	Euro STOXX 50	Jun. 2012	$4,791,581	$4,722,962	$(68,619)
47	FTSE 100 Index	Jun. 2012	4,386,237	4,307,206	(79,031)
264	Mini MSCI EAFE	Jun. 2012	20,132,337	20,349,120	216,783
89	Russell 2000 Mini	Jun. 2012	7,041,680	7,366,530	324,850
976	S&P 500 E-Mini	Jun. 2012	65,731,160	68,476,160	2,745,000
37	TOPIX Index	Jun. 2012	3,757,714	3,830,977	73,263

					$3,212,246

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,187,348,250	$—	$—
Bank Loans	—	99,228,548	—
Corporate Bonds	—	977,395,771	—
U.S. Treasury Obligations	—	143,571,995	—
Affiliated Money Market Mutual Fund	585,857,182	—	—
Other Financial Instruments*
Futures	3,212,246	—	—

Total	$2,776,417,678	$1,220,196,314	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS — 75.8%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	91,548	$3,388,191
ITT Corp.	150,018	3,441,413
Northrop Grumman Corp.	116,978	7,145,016
Raytheon Co.	138,264	7,297,574

		21,272,194

Airlines — 1.3%
Cathay Pacific Airways Ltd. (Hong Kong)	29,644,000	54,893,822
JetBlue Airways Corp.*(a)	670,152	3,277,043

		58,170,865

Auto Components — 0.3%
American Axle & Manufacturing Holdings, Inc.*	718,385	8,412,288
Standard Motor Products, Inc.	353,819	6,276,749

		14,689,037

Automobiles — 1.4%
Tata Motors Ltd. (India), ADR(a)	2,314,429	62,420,150

Beverages — 1.1%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	36,303	3,876,797
Molson Coors Brewing Co. (Class B Stock)	159,223	7,204,841
Monster Beverage Corp.*	639,900	39,731,391

		50,813,029

Biotechnology — 2.7%
Acorda Therapeutics, Inc.*	207,252	5,502,541
Biogen Idec, Inc.*	473,307	59,622,483
Gilead Sciences, Inc.*	1,041,234	50,864,281
PDL BioPharma, Inc.(a)	747,693	4,747,851
Pharmacyclics, Inc.*(a)	137,747	3,823,857

		124,561,013

Capital Markets — 2.0%
Credit Suisse Group AG (Switzerland), ADR(a)	613,738	17,497,670
Deutsche Bank AG (Germany)(a)	362,319	18,039,863
Man Group PLC (United Kingdom)	26,693,289	57,553,669

		93,091,202

Chemicals — 1.4%
CF Industries Holdings, Inc.	334,792	61,149,759
Minerals Technologies, Inc.	54,382	3,557,127

		64,706,886

Commercial Banks — 6.3%
Banco Bilbao Vizcaya Argentaria SA (Spain), ADR(a)	1,858,618	14,850,358
Banco Santander SA (Spain), ADR(a)	2,006,337	15,388,605
Bank of China Ltd. (China) (Class H Stock)	131,181,000	52,874,108
Bank of Communications Co. Ltd. (China) (Class H Stock)	25,229,531	19,071,070
Bank of the Ozarks, Inc.(a)	183,586	5,738,898
Barclays PLC (United Kingdom), ADR(a)	1,089,126	16,500,259
BOC Hong Kong Holdings Ltd. (Hong Kong)	20,358,694	56,234,779
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	77,737,000	50,152,580
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	3,223,813	16,054,589
Mizuho Financial Group, Inc. (Japan), ADR	5,043,643	16,290,967

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Prosperity Bancshares, Inc.	81,152	$3,716,762
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,420,660	16,073,182
Texas Capital Bancshares, Inc.*	197,227	6,827,999

		289,774,156

Commercial Services & Supplies — 0.9%
Advisory Board Co. (The)*	89,125	7,898,257
Coinstar, Inc.*(a)	348,570	22,151,624
Healthcare Services Group, Inc.	175,522	3,733,353
Rollins, Inc.	342,917	7,297,274

		41,080,508

Communications Equipment — 0.1%
EchoStar Corp. (Class A Stock)*	233,361	6,566,779

Computers & Peripherals — 5.4%
Apple, Inc.*	222,685	133,492,977
Seagate Technology PLC (Ireland)	3,983,934	107,367,021
Synaptics, Inc.*(a)	179,763	6,563,147

		247,423,145

Construction & Engineering — 0.1%
KBR, Inc.	188,645	6,706,330

Consumer Finance — 0.2%
EZCORP, Inc. (Class A Stock)*	111,098	3,605,686
First Cash Financial Services, Inc.*	159,765	6,852,321

		10,458,007

Diversified Consumer Services — 0.8%
Apollo Group, Inc. (Class A Stock)*	549,779	21,243,461
Bridgepoint Education, Inc.*(a)	298,428	7,386,093
Career Education Corp.*	384,936	3,102,584
DeVry, Inc.	197,849	6,701,146

		38,433,284

Diversified Financial Services — 0.6%
ING Groep NV (Netherlands), ADR*(a)	1,863,989	15,508,388
Leucadia National Corp.	243,181	6,347,024
MarketAxess Holdings, Inc.	193,333	7,209,388

		29,064,800

Diversified Telecommunication Services — 4.3%
8x8, Inc.*(a)	372,591	1,564,882
AT&T, Inc.	1,859,368	58,068,063
BT Group PLC (United Kingdom), ADR	1,863,368	67,379,387
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	934,960	15,707,328
Cincinnati Bell, Inc.*	1,068,665	4,296,033
France Telecom SA (France), ADR(a)	1,078,662	16,018,131
Nippon Telegraph & Telephone Corp. (Japan), ADR	715,041	16,174,227
Telecom Italia SpA (Italy), ADR(a)	1,437,975	17,068,763

		196,276,814

Electric Utilities — 0.1%
Korea Electric Power Corp. (South Korea), ADR*	246,943	2,402,755

Electrical Equipment — 0.1%
EnerSys*	102,689	3,558,174

Electronic Equipment, Instruments & Components — 2.3%
Benchmark Electronics, Inc.*	204,482	3,371,908

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Coherent, Inc.*	60,777	$3,545,122
FARO Technologies, Inc.*	87,091	5,080,018
Hitachi Ltd. (Japan), ADR	286,153	18,511,238
Jabil Circuit, Inc.	1,990,669	50,005,605
MTS Systems Corp.	172,853	9,176,766
OSI Systems, Inc.*	164,937	10,110,638
SYNNEX Corp.*(a)	84,012	3,204,218

		103,005,513

Energy Equipment & Services — 0.9%
Oil States International, Inc.*	498,865	38,941,402

Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.	66,521	3,689,255
Costco Wholesale Corp.	82,161	7,460,219
CVS Caremark Corp.	155,997	6,988,666
United Natural Foods, Inc.*	76,644	3,576,209
Walgreen Co.	209,693	7,022,619
Whole Foods Market, Inc.	86,492	7,196,134

		35,933,102

Food Products — 1.7%
B&G Foods, Inc.	252,861	5,691,901
Cal-Maine Foods, Inc.(a)	115,271	4,410,268
Hormel Foods Corp.	245,991	7,261,654
Kraft Foods, Inc. (Class A Stock)	1,493,856	56,781,467
Lancaster Colony Corp.	53,341	3,545,043

		77,690,333

Healthcare Equipment & Supplies — 1.1%
Intuitive Surgical, Inc.*	92,879	50,317,198

Healthcare Providers & Services — 1.1%
Air Methods Corp.*	67,466	5,886,408
AMERIGROUP Corp.*(a)	102,529	6,898,151
Chemed Corp.	56,118	3,517,476
Henry Schein, Inc.*	93,311	7,061,776
Humana, Inc.	79,099	7,315,076
LifePoint Hospitals, Inc.*	88,659	3,496,711
Magellan Health Services, Inc.*	71,884	3,508,658
Molina Healthcare, Inc.*(a)	103,238	3,471,894
UnitedHealth Group, Inc.	125,463	7,394,789

		48,550,939

Hotels, Restaurants & Leisure — 3.2%
BJ’s Restaurants, Inc.*(a)	148,047	7,454,166
Bob Evans Farms, Inc.	93,047	3,509,733
Buffalo Wild Wings, Inc.*(a)	39,919	3,620,254
Caribou Coffee Co., Inc.*	110,248	2,055,023
Ladbrokes PLC (United Kingdom)	23,686,092	60,654,884
Peet’s Coffee & Tea, Inc.*(a)	67,970	5,009,389
Red Robin Gourmet Burgers, Inc.*	76,148	2,831,944
Shuffle Master, Inc.*	293,214	5,160,566
Starbucks Corp.	979,283	54,732,127

		145,028,086

Household Products — 0.2%
Church & Dwight Co., Inc.	147,761	7,268,364

Industrial Conglomerates — 1.3%
General Electric Co.	2,975,310	59,714,472

Insurance — 1.4%
CNO Financial Group, Inc.*	461,628	3,591,466
ProAssurance Corp.	79,918	7,041,575

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
RSA Insurance Group PLC (United Kingdom)(a)	32,552,198	$54,461,931

		65,094,972

Internet Software & Services — 0.4%
Akamai Technologies, Inc.*	190,946	7,007,718
DealerTrack Holdings, Inc.*(a)	233,472	7,064,863
LivePerson, Inc.*(a)	283,828	4,759,796

		18,832,377

IT Services — 1.9%
Cardtronics, Inc.*	237,878	6,244,297
Heartland Payment Systems, Inc.	207,551	5,985,771
Logica PLC (United Kingdom)	39,881,257	63,534,440
Mantech International Corp. (Class A Stock)(a)	101,947	3,513,094
Visa, Inc. (Class A Stock)	58,897	6,949,846

		86,227,448

Leisure Equipment & Products — 0.9%
Mattel, Inc.	1,224,470	41,215,660

Machinery — 0.5%
Cascade Corp.	154,937	7,765,442
Cummins, Inc.	57,562	6,909,742
NN, Inc.*	356,107	2,905,833
RBC Bearings, Inc.*	118,142	5,449,890

		23,030,907

Media — 1.7%
DISH Network Corp. (Class A Stock)	2,016,794	66,413,026
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	177,002	3,265,687
Sinclair Broadcast Group, Inc. (Class A Stock)	713,141	7,887,339

		77,566,052

Metals & Mining — 0.7%
ArcelorMittal (Luxembourg)(a)	780,499	14,930,946
Century Aluminum Co.*	344,025	3,054,942
POSCO (South Korea), ADR(a)	183,469	15,356,355

		33,342,243

Multiline Retail — 3.1%
Dillard’s, Inc. (Class A Stock)	435,280	27,431,346
Dollar Tree, Inc.*	513,402	48,511,355
Macy’s, Inc.	1,692,986	67,262,334

		143,205,035

Oil, Gas & Consumable Fuels — 2.9%
Apache Corp.	63,928	6,420,928
BP PLC (United Kingdom), ADR	353,541	15,909,345
Chevron Corp.	63,916	6,854,352
China Petroleum & Chemical Corp. (China), ADR	148,389	16,132,852
Encana Corp. (Canada)	841,026	16,526,161
Eni SpA (Italy), ADR(a)	361,475	16,924,260
Hollyfrontier Corp.	219,894	7,069,592
PetroChina Co. Ltd. (China) (Class H Stock)	1,008,324	1,425,707
Petroleo Brasileiro SA (Brazil), ADR	556,162	14,771,663
Royal Dutch Shell PLC (United Kingdom), ADR(a)	229,210	16,074,497

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Total SA (France), ADR(a)	299,406	$15,305,635

		133,414,992

Paper & Forest Products — 0.4%
Buckeye Technologies, Inc.	211,691	7,191,143
Neenah Paper, Inc.	296,737	8,824,958
P.H. Glatfelter Co.	228,250	3,601,785

		19,617,886

Personal Products — 0.1%
Prestige Brands Holdings, Inc.*	267,275	4,671,967

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	215,896	7,286,490
Forest Laboratories, Inc.*	214,245	7,432,159
Hi-Tech Pharmacal Co., Inc.*	68,156	2,448,845
Medicines Co. (The)*	158,600	3,183,102
Pfizer, Inc.	2,686,473	60,875,478

		81,226,074

Real Estate Investment Trusts — 0.2%
Anworth Mortgage Asset Corp.	535,614	3,524,340
Capstead Mortgage Corp.	260,053	3,409,295

		6,933,635

Road & Rail — 0.8%
Old Dominion Freight Line, Inc.*	725,746	34,596,312
Werner Enterprises, Inc.(a)	141,991	3,529,896

		38,126,208

Semiconductors & Semiconductor Equipment — 4.1%
Atmel Corp.*(a)	667,858	6,585,080
ATMI, Inc.*	381,876	8,897,711
Cirrus Logic, Inc.*(a)	749,006	17,826,343
First Solar, Inc.*(a)	192,468	4,821,323
Intel Corp.	3,854,312	108,344,710
KLA-Tencor Corp.	597,685	32,526,018
Monolithic Power Systems, Inc.*	180,599	3,552,382
Omnivision Technologies, Inc.*	206,906	4,138,120

		186,691,687

Software — 1.7%
ACI Worldwide, Inc.*	90,153	3,630,461
Activision Blizzard, Inc.(a)	580,914	7,447,317
Bottomline Technologies, Inc.*	192,053	5,365,961
CA, Inc.	256,812	7,077,739
Manhattan Associates, Inc.*	109,158	5,188,280
Microsoft Corp.	1,502,879	48,467,848

		77,177,606

Specialty Retail — 5.9%
Advance Auto Parts, Inc.	774,420	68,590,379
Asbury Automotive Group, Inc.*	162,322	4,382,694
Body Central Corp.*	85,603	2,484,199
Buckle, Inc. (The)(a)	77,843	3,728,680
Children’s Place Retail Stores, Inc. (The)*(a)	68,270	3,527,511
Finish Line, Inc. (The) (Class A Stock)	270,528	5,740,604
GameStop Corp. (Class A Stock)(a)	300,293	6,558,399
Hibbett Sports, Inc.*	142,416	7,768,793
Lithia Motors, Inc. (Class A Stock)	110,116	2,885,039
Men’s Wearhouse, Inc. (The)	496,766	19,259,618
Monro Muffler Brake, Inc.	164,204	6,812,824
PetSmart, Inc.	1,068,720	61,152,158

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ross Stores, Inc	957,995	$55,659,510
Sonic Automotive, Inc. (Class A Stock)(a)	476,888	8,541,064
Tractor Supply Co.(a)	80,936	7,329,564
Vitamin Shoppe, Inc.*	160,064	7,076,429

		271,497,465

Textiles, Apparel & Luxury Goods — 0.1%
Iconix Brand Group, Inc.*	189,748	3,297,820

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	85,457	3,514,846
Fastenal Co.(a)	915,108	49,507,343
United Rentals, Inc.*(a)	621,758	26,667,201
W.W. Grainger, Inc.	33,514	7,199,142

		86,888,532

Transportation Infrastructure — 1.2%
COSCO Pacific Ltd. (Bermuda)	36,315,000	54,807,683

Wireless Telecommunication Services — 1.9%
NTT DoCoMo, Inc. (Japan), ADR	982,197	16,373,224
VimpelCom Ltd. (Bermuda), ADR	1,389,491	15,506,720
Vodafone Group PLC (United Kingdom)	20,738,215	57,119,652

		88,999,596

TOTAL COMMON STOCKS
(cost $3,358,767,254)		3,469,784,382

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 1.5%
Aerospace & Defense
TransDigm, Inc.,
Tranche Term Loan B-1
4.000%	02/14/17	Ba2	$994	993,464

Auto Components
Tomkins PLC,
Term Loan B-1
4.250%	09/29/16	Ba2	985	983,957

Automobiles
Chrysler Group LLC,
New Term Loan B
6.000%	05/25/17	Ba2	997	1,012,450

Biotechnology
Grifols, Inc.,
US Term Loan B
4.500%	02/02/19	Ba3	1,026	1,023,604

Capital Markets
Hamilton Lane Advisors,
Term Loan B
6.500%	02/28/18	Ba3	571	570,000
LPL Holdings, Inc.,
Term Loan B
4.000%	03/06/19	Ba2	333	332,917
Nuveen Investments, Inc.,
Additional Extended First-Lien Term Loan
5.761%	05/13/17	B2	1,000	999,375

				1,902,292

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals — 0.1%
AZ Chem US, Inc., Term Loan B
7.250%	12/19/17	Ba3	$367	$371,022
Huntsman International LLC, Extended Dollar Term Loan B
2.850%	04/19/17	Ba1	1,000	982,708
PolyOne Corp., Term Loan B
5.000%	11/30/17	Ba1	635	635,963
Taminco Group, Dollar Term Loan
6.250%	02/25/19	B1	333	335,208
Tronox, Inc., Delayed Draw Term Loan
1.000%	02/08/18	Ba2	165	164,423
Term Loan B
4.250%	01/27/19	Ba2	604	604,093

				3,093,417

Commercial Services & Supplies
WCA Waste Corp., Term Loan B
5.500%	03/01/18	B1	333	334,167

Communications Equipment
Commscope, Inc., Tranche Term Loan 1
4.250%	01/14/18	Ba3	997	996,990

Construction & Engineering
Terex Corp., U.S. Term Loan
5.500%	04/28/17	Ba2	499	502,799

Containers & Packaging
Reynolds Consumer Products Holdings, Inc., Tranche Term Loan C
6.500%	08/03/18	Ba3	984	995,544

Diversified Consumer Services
Asurion Corp., Term Loan (First Lien)
5.500%	05/24/18	Ba3	963	953,008

Diversified Financial Services — 0.1%
Flying Fortress, Inc. (Ilfc), Term Loan B
5.000%	02/10/17	Ba3	1,000	1,006,250
MoneyGram Payment Systems Worldwide, Inc., Term Loan
4.250%	11/18/17	Ba1	850	846,812
RPI Finance Trust, 6.75 Year Term Loan
4.000%	05/08/18	Baa2	993	991,880

				2,844,942

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings S.A., Tranche Term Loan B
5.250%	04/02/18	B1	995	998,897
Level 3 Financing, Inc., Term Loan B III
5.750%	09/01/18	Ba3	500	504,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Telecommunication Services (cont’d.)
Telesat Canada, U.S. Term Loan B
4.250%	03/08/19	Ba3	$571	$570,571

				2,074,093

Food & Staples Retailing
BJ’s Wholesale Club, Inc., Replacement First Lien Term Facility
5.250%	09/29/18	B1	1,000	1,003,929
Supervalu, Inc., Advance Term Loan B-3
4.500%	04/29/18	B1	476	475,904

				1,479,833

Food Products — 0.1%
B&G Foods, Inc., Tranche Term Loan B
4.500%	11/30/18	Ba2	333	332,916
Dean Foods Co., 2017 Tranche B Term Loan (extending)
3.500%	04/02/17	Ba3	1,000	992,083
Dole Food Company, Inc., Tranche Term Loan B-2
5.000%	07/08/18	Ba2	347	348,938
Tranche Term Loan C-2
5.000%	07/08/18	Ba2	645	648,028
Pinnacle Foods Group LLC, Term Loan E
4.750%	04/02/18	Ba3	143	143,036
Weight Watchers International, Inc., Term Loan F
4.000%	03/31/17	Ba1	400	398,157

				2,863,158

Healthcare Equipment & Supplies
Biomet, Inc., Dollar Term Loan
3.242%	03/25/15	B1	846	835,100
DJO Finance LLC (Reable Therapeutics Finance LLC), Term Loan B-3
6.250%	09/15/17	Ba2	407	405,392
DJO Finance LLC (Reable Therapeutics Finance, LLC), Extended Tranche Term Loan B-2
5.241%	11/01/16	Ba2	591	585,286

				1,825,778

Healthcare Providers & Services — 0.1%
Alere, Inc. (Fka IM US Holdings, LLC), Incremental Term Loan B-2
4.500%	06/30/17	Ba3	500	497,500
Community Health Systems, Extended Term Loan
3.989%	01/25/17	Ba3	827	814,465
DaVita, Inc., Tranche Term Loan B
4.500%	10/20/16	Ba2	992	994,695
Emergency Medical Services Corp., Initial Term Loan
5.250%	05/25/18	B1	992	991,737

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Providers & Services (cont’d.)
HCA, Inc., Tranche Term Loan B-3
3.491%	05/31/18	Ba3	$1,000	$979,063
Health Management Associates, Inc., Term Loan B
4.500%	11/23/18	Ba3	907	898,884
Vanguard Health Holding Co. II LLC / Vanguard Health System, Inc., Initial Term Loan B
5.000%	01/29/16	Ba2	995	995,752

				6,172,096

Healthcare Technology
Kinetic Concepts, Inc., Dollar Term Loan B-1
7.000%	04/27/18	Ba2	453	461,698

Hotels, Restaurants & Leisure — 0.1%
Burger King Corp., Tranche Term Loan B 2011
4.500%	10/19/16	Ba3	976	973,431
Dunkin Brands, Inc., Term Loan B-2
4.000%	11/23/17	B2	985	983,699
Focus Brands, Inc., Term Loan (First Lien)
6.250%	02/07/18	B1	828	830,486
Pinnacle Entertainment, Inc., Incremental Term Loan Series A
4.000%	03/05/19	Ba1	333	333,889
Six Flags, Inc., Tranche Term Loan B
4.250%	01/17/19	B1	1,000	997,688

				4,119,193

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The), Initial Term Loan B
4.250%	06/01/18	Ba1	992	993,474
Calpine Corp., Term Loan B
4.500%	04/01/18	B1	992	987,519
Freif North American Power I LLC, Term Loan B
6.000%	02/14/19	Ba3	266	265,242
Term Loan C
6.000%	03/02/19	Ba3	42	41,681
NRG Energy, Inc., Term Loan B
4.000%	07/01/18	Baa3	993	990,433

				3,278,349

Industrial Conglomerates
Colfax Corp., Facility Term Loan B
4.500%	12/07/18	Ba2	1,060	1,060,790

IT Services
Presidio, Inc., Term Loan B
7.250%	03/31/17	Ba3	500	505,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Leisure Equipment & Products
Live Nation Entertainment, Inc., Term Loan B
4.500%	11/16/16	Ba2	$992	$990,751

Life Sciences Tools & Services
Quintiles Transnational Corp., Term Loan B
5.000%	06/08/18	B1	997	997,800

Media — 0.2%
AMC Entertainment, Inc., Term Loan B-3
4.250%	02/07/18	Ba2	599	592,265
Bresnan Broadband Holdings LLC, Term Loan B
4.500%	12/14/17	Ba3	995	992,694
Cequel Communications Suddenlink, Term Loan B
4.000%	02/02/19	Ba2	833	825,521
Charter Operating Charter Operating, Term Loan C
3.720%	09/06/16	Ba1	992	989,285
Hubbard Radio LLC, Term Loan (First Lien)
5.250%	04/29/17	Ba3	886	887,764
Kabel Deutschland, Term Loan F
4.250%	01/18/19	Ba2	833	830,902
LIN Television Corp., Tranche Term Loan B
5.000%	01/09/19	Ba3	428	429,103
Sinclair Television Group, Inc., New Tranche Term Loan B
4.000%	10/28/16	Baa3	989	985,009
TWCC Holding Corp., Term Loan B
4.250%	02/11/17	Ba3	639	639,686
Univision Communications, Inc., Extended First-Lien Term Loan
4.491%	03/31/17	B2	968	896,552
UPC Financing Partnership, Facility AB
4.750%	12/31/17	Ba3	545	544,773

				8,613,554

Oil, Gas & Consumable Fuels
Energy Transfer Equity, LP, Term Loan B
3.750%	02/16/17	Ba2	600	588,375

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc. (F K A Cardinal Health 409, Inc.), Dollar Term Loan 2
5.250%	09/15/17	Ba3	570	567,150
IMS Healthcare, Inc., Tranche Dollar Term Loan B
4.500%	08/26/17	Ba3	846	847,802
Pharmaceutical Products Development, Inc., Term Loan B
6.250%	12/05/18	Ba3	665	672,343

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceutical International, Inc., Term Loan B
3.750%	01/30/19	Ba1	$700	$693,437
Warner Chilcott Co. LLC, Term Loan B-2
4.250%	03/15/18	Ba3	227	226,527
Warner Chilcott Corp., Term Loan B-1
4.250%	03/15/18	Ba3	454	453,054
WC Luxco S.A.R.L., Term Loan B-3
4.250%	03/15/18	Ba3	312	311,475

				3,771,788

Professional Services — 0.1%
Acosta Sales Co., Term Loan B
4.750%	03/01/18	Ba3	981	974,837
Advantage Sales & Marketing, Inc., Term Loan (First Lien)
5.250%	12/17/17	B1	992	989,485
Affinion Group, Inc., Tranche Term Loan B
5.000%	10/09/16	Ba3	992	938,766
Symphonyiri Group, Inc., Term Loan B-2
5.000%	12/01/17	B1	846	843,978

				3,747,066

Real Estate Investment Trusts
Istar Financial, Inc., Tranche Term A-1 (2012)
5.250%	03/09/16	B1	500	492,083
Tranche Term Loan A-1
5.000%	06/28/13	B1	489	488,504

				980,587

Real Estate Management & Development
CB Richard Ellis Services, Inc., Incremental Tranche D Term Loan
3.742%	09/04/19	Ba1	995	986,709

Road & Rail — 0.1%
Avis Budget Car Rental LLC, Tranche Term Loan B
6.250%	09/28/18	Ba1	640	643,026
Hertz Corp. (The), Tranche Term Loan B
3.750%	03/11/18	Ba1	992	988,139
RailAmerica, Inc., Initial Loan
4.000%	02/15/19	B1	429	427,768
Swift Transportation Co. LLC, Tranche Term Loan B-2
5.000%	12/15/17	B1	142	142,263

				2,201,196

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software — 0.1%
Eagle Parent, Inc., Term Loan B
5.000%	05/16/18	Ba3	$499	$494,224
Lawson Software Lawson Software, Term Loan B
6.250%	03/23/18	Ba3	786	780,179
Rovi Solutions Corp. (Rovi Guides, Inc.), Term Loan B
4.000%	03/19/19	Ba2	250	249,531
SunGard Data Systems, Inc., Tranche U.S. Term Loan B
4.000%	02/28/16	Ba3	714	714,237
Trizetto Group, Inc.(TZ Merger Sub, Inc.,), Term Loan
4.750%	05/02/18	B1	997	994,495

				3,232,666

Specialty Retail — 0.1%
KAR Auction Services, Inc., Term Loan B
5.000%	05/19/17	Ba3	993	993,741
Pilot Travel Centers LLC, Initial Tranche Term Loan B
4.250%	03/30/18	Ba2	971	973,069

				1,966,810

Wireless Telecommunication Services — 0.1%
Crown Castle Operating Co., Tranche Term Loan B
4.000%	01/31/19	Ba3	798	793,123
Neustar, Inc., Term Advance
5.000%	11/08/18	Ba2	905	905,676
Syniverse Holdings, Inc., Term Loan B
5.250%	12/22/17	B1	992	994,539

				2,693,338

TOTAL BANK LOANS
(cost $69,029,839)				70,247,262

CORPORATE BONDS — 15.3%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Sr. Unsec’d. Notes
3.125%	01/15/21	Aa3	4,900	5,132,877

Beverages — 0.3%
Coca-Cola Co. (The), Sr. Unsec’d. Notes
1.800%	09/01/16	Aa3	6,900	7,046,722
PepsiCo, Inc., Sr. Unsec’d. Notes
0.750%	03/05/15	Aa3	6,500	6,474,572

				13,521,294

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.125%	01/15/15	A1	1,000	1,064,333
5.150%	01/15/14	A1	7,400	7,779,146

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
5.750%	01/24/22		A1	$4,200	$4,320,708
6.000%	06/15/20		A1	5,000	5,261,035
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes
5.000%	01/15/15		Baa1	2,000	2,086,494
Sr. Unsec’d. Notes, MTN
6.150%	04/25/13		Baa1	7,400	7,707,995
6.875%	04/25/18		Baa1	4,900	5,447,325
Sub. Notes
6.110%	01/29/37		Baa2	6,580	6,262,831
Morgan Stanley, Sr. Unsec’d. Notes
3.800%	04/29/16		A2	2,900	2,822,892
4.750%	03/22/17		A2	2,000	2,000,666
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17		A2	5,210	5,331,461

					50,084,886

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.550%	05/15/19		Baa3	5,900	7,732,050

Commercial Banks — 1.6%
HSBC USA, Inc., Sr. Unsec’d. Notes
2.375%	02/13/15		A1	6,100	6,141,828
KeyCorp, Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	5,200	5,496,483
5.100%	03/24/21		Baa1	7,600	8,376,712
PNC Funding Corp., Bank Gtd. Notes
5.250%	11/15/15		Baa1	8,436	9,378,976
US Bancorp, Sr. Unsec’d. Notes
2.450%	07/27/15		Aa3	2,000	2,064,068
4.200%	05/15/14		Aa3	6,700	7,169,476
Wachovia Corp, Sub. Notes
5.250%	08/01/14		A3	1,100	1,183,967
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes
3.750%	10/01/14	(a)	A2	9,500	10,062,086
Sr. Unsec’d. Notes
2.625%	12/15/16		A2	5,800	5,930,222
5.625%	12/11/17		A2	1,050	1,216,720
Sr. Unsec’d. Notes, MTN
1.250%	02/13/15	(a)	A2	800	796,735
3.500%	03/08/22		A2	4,900	4,823,898
Wells Fargo Bank NA, Series Al, Sub. Notes
4.750%	02/09/15		A1	1,700	1,823,541
Sub. Notes
5.950%	08/26/36		A1	8,215	8,996,813

					73,461,525

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Communications Equipment — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
3.150%	03/14/17		A1	$1,400	$1,516,500
5.500%	02/22/16		A1	4,000	4,642,052

					6,158,552

Computers & Peripherals — 0.3%
Hewlett-Packard Co., Sr. Unsec’d. Notes
1.550%	05/30/14		A3	4,500	4,532,625
4.050%	09/15/22		A3	500	497,964
4.650%	12/09/21		A3	7,400	7,741,399

					12,771,988

Consumer Finance — 0.2%
American Express Co., Sr. Unsec’d. Notes
8.150%	03/19/38		A3	3,600	5,312,952
HSBC Finance Corp., Sr. Unsec’d. Notes
5.500%	01/19/16		A3	3,800	4,117,748

					9,430,700

Diversified Financial Services — 1.7%
Bank of America Corp., Sr. Unsec’d. Notes
3.875%	03/22/17		Baa1	2,400	2,413,236
5.700%	01/24/22		Baa1	3,700	3,916,761
5.875%	02/07/42		Baa1	3,000	2,983,830
Capital One Financial Corp., Sr. Unsec’d. Notes
4.750%	07/15/21		Baa1	6,900	7,260,332
Citigroup, Inc., Sr. Unsec’d. Notes
2.650%	03/02/15		A3	3,700	3,699,327
4.450%	01/10/17		A3	3,000	3,142,518
4.500%	01/14/22	(a)	A3	4,800	4,818,792
5.875%	01/30/42		A3	2,100	2,175,888
Sub. Notes
5.000%	09/15/14		Baa1	8,300	8,595,721
6.125%	08/25/36		Baa1	5,200	4,997,574
Unsec’d. Notes
8.500%	05/22/19		A3	5,000	6,164,390
JPMorgan Chase & Co., Sr. Notes
5.400%	01/06/42		Aa3	3,100	3,291,617
Sr. Unsec’d. Notes
3.150%	07/05/16		Aa3	4,000	4,123,456
4.250%	10/15/20		Aa3	5,000	5,119,330
4.350%	08/15/21		Aa3	3,200	3,269,549
6.400%	05/15/38		Aa3	5,400	6,421,534
Unsec’d. Notes, MTN
1.875%	03/20/15		Aa3	2,700	2,706,893
JPMorgan Chase Bank NA, Sub. Notes
6.000%	10/01/17		Aa2	4,000	4,576,844

					79,677,592

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes
0.875%	02/13/15		A2	$2,000	$1,988,150
1.600%	02/15/17		A2	2,600	2,585,242
3.000%	02/15/22	(a)	A2	1,800	1,764,027
3.875%	08/15/21		A2	7,000	7,403,914
5.550%	08/15/41		A2	2,300	2,549,373
6.300%	01/15/38		A2	3,900	4,583,647
Verizon Communications, Inc., Sr. Unsec’d. Notes
2.000%	11/01/16		A3	10,900	11,071,250
3.000%	04/01/16		A3	2,000	2,115,654
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.750%	12/01/30		A3	4,450	6,026,880

					40,088,137

Electric Utilities — 1.7%
Commonwealth Edison Co., First Mortgage
1.625%	01/15/14		A3	4,750	4,825,221
6.150%	09/15/17		A3	2,300	2,767,611
Constellation Energy Group, Inc., Sr. Unsec’d. Notes
4.550%	06/15/15		Baa2	2,950	3,185,973
FirstEnergy Solutions Corp., Gtd. Notes
6.050%	08/15/21		Baa3	5,450	6,116,824
Florida Power Corp., First Mortgage
5.650%	06/15/18		A2	3,300	3,940,890
6.400%	06/15/38		A2	5,000	6,505,415
Georgia Power Co., Sr. Notes
4.300%	03/15/42		A3	2,700	2,640,667
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	3,975	4,672,314
6.125%	04/01/36		Baa1	12,000	14,264,352
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes
5.950%	09/01/13		Baa1	1,335	1,421,760
6.800%	09/01/18		Baa1	5,900	7,132,256
7.000%	09/01/22		Baa1	3,900	4,732,728
PacifiCorp, First Mortgage
2.950%	02/01/22		A1	8,300	8,182,389
Progress Energy, Inc., Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	1,700	1,661,650
Southern Power Co., Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	1,600	1,763,755
Virginia Electric and Power Co., Sr. Unsec’d. Notes
2.950%	01/15/22		A3	4,200	4,158,273

					77,972,078

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.250%	10/25/20	(a)	Aa2	$2,500	$2,616,502
3.625%	07/08/20	(a)	Aa2	2,800	3,008,163
6.500%	08/15/37		Aa2	5,400	7,109,365

					12,734,030

Industrial Conglomerates — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes
2.100%	01/07/14		Aa2	14,820	15,127,367
5.500%	01/08/20		Aa2	5,400	6,125,009
Sr. Unsec’d. Notes, MTN
3.350%	10/17/16		Aa2	4,000	4,243,396
4.650%	10/17/21		Aa2	1,200	1,277,184
5.625%	09/15/17		Aa2	5,400	6,286,599
6.750%	03/15/32		Aa2	5,350	6,391,891
6.875%	01/10/39		Aa2	800	987,952

					40,439,398

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes
3.000%	03/20/15		Baa1	5,000	5,034,435
4.250%	09/15/14		Baa1	5,700	5,880,718
6.250%	05/01/36		Baa1	600	647,603
MetLife, Inc., Sr. Unsec’d. Notes
5.700%	06/15/35		A3	4,100	4,769,067

					16,331,823

IT Services — 0.2%
International Business Machines Corp., Sr. Unsec’d. Notes
1.950%	07/22/16		Aa3	7,300	7,490,961

Media — 1.1%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
9.455%	11/15/22		Baa1	4,400	6,378,583
Comcast Corp., Gtd. Notes
5.150%	03/01/20		Baa1	2,700	3,106,326
6.950%	08/15/37		Baa1	6,500	8,229,481
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes
3.550%	03/15/15		Baa2	2,000	2,112,062
4.750%	10/01/14		Baa2	7,900	8,586,818
Time Warner, Inc., Gtd. Notes
4.750%	03/29/21	(a)	Baa2	6,000	6,589,500
7.700%	05/01/32		Baa2	7,600	9,912,224
Viacom, Inc., Sr. Unsec’d. Notes
6.250%	04/30/16		Baa1	3,800	4,433,050

					49,348,044

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
7.125%	12/01/18		A3	$700	$906,277
Dominion Resources, Inc., Sr. Unsec’d. Notes
4.450%	03/15/21		Baa2	6,600	7,281,681
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
6.050%	03/01/34		A3	3,900	4,740,739
Sempra Energy, Sr. Unsec’d. Notes
2.000%	03/15/14		Baa1	11,383	11,617,911
6.500%	06/01/16		Baa1	4,100	4,846,557

					29,393,165

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp., Sr. Unsec’d. Notes
4.950%	03/03/19		Aa1	3,100	3,661,819
ConocoPhillips, Gtd. Notes
5.750%	02/01/19		A1	8,423	10,249,671
6.500%	02/01/39		A1	10,900	14,476,464
Enbridge Energy Partners LP, Sr. Unsec’d. Notes
4.200%	09/15/21	(a)	Baa2	8,200	8,545,507
Enterprise Products Operating LLC, Gtd. Notes
4.850%	08/15/42		Baa2	7,100	6,781,629
5.700%	02/15/42		Baa2	2,100	2,270,608
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
3.950%	09/01/22		Baa2	6,700	6,633,415
5.950%	02/15/18		Baa2	7,000	8,175,447
6.850%	02/15/20	(a)	Baa2	4,500	5,361,763
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38		Baa2	5,100	5,824,317
ONEOK Partners LP, Gtd. Notes
6.850%	10/15/37		Baa2	4,400	5,248,558
ONEOK, Inc., Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	7,350	7,439,200
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes
6.650%	01/15/37		Baa2	1,200	1,402,925
Sr. Unsec’d. Notes
3.650%	06/01/22		Baa2	900	883,556
Williams Partners LP, Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	9,400	9,988,459

					96,943,338

Pharmaceuticals — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes
5.125%	04/01/19		A1	5,000	5,897,545
5.875%	05/15/16		A1	2,800	3,294,004

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc., Sr. Unsec’d. Notes
5.350%	03/15/15		A1	$7,500	$8,478,825
Wyeth, Gtd. Notes
5.950%	04/01/37		A1	3,000	3,800,544

					21,470,918

Real Estate Investment Trusts — 0.3%
Boston Properties LP, Sr. Unsec’d. Notes
4.125%	05/15/21		Baa2	700	718,558
Simon Property Group LP, Sr. Unsec’d. Notes
3.375%	03/15/22		A3	7,700	7,425,926
4.125%	12/01/21		A3	4,925	5,167,768

					13,312,252

Software — 0.2%
Oracle Corp., Sr. Unsec’d. Notes
5.375%	07/15/40		A1	7,200	8,325,137

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes
4.750%	05/05/21		Baa1	7,400	7,954,504
9.250%	08/06/19		Baa1	7,600	10,219,948
10.200%	02/06/39		Baa1	4,000	6,201,688

					24,376,140

Wireless Telecommunication Services
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
5.550%	02/01/14		A2	1,300	1,405,994

TOTAL CORPORATE BONDS
(cost $681,025,541)					697,602,879

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds
5.375%	02/15/31			3,775	5,077,375
U.S. Treasury Notes
0.250%	02/28/14			6,260	6,250,710
0.250%	02/15/15	(a)		7,800	7,743,934
0.375%	11/15/14			35,000	34,912,500
0.500%	08/15/14	(k)		2,410	2,414,331
0.875%	01/31/17	(k)		1,300	1,291,976
0.875%	02/28/17	(a)		29,700	29,491,179
2.000%	11/15/21	(k)		325	319,947
2.000%	02/15/22	(a)(k)		3,900	3,825,046
3.125%	11/15/41	(k)		11,025	10,575,389
3.625%	02/15/20	(k)		10,300	11,684,063

TOTAL U.S. TREASURY OBLIGATIONS
(cost $114,189,803)					113,586,450

TOTAL LONG-TERM INVESTMENTS
(cost $4,223,012,437)					4,351,220,973

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $702,648,134; includes $449,929,041 of cash collateral for securities on loan)(b)(w)	702,648,134	$702,648,134

TOTAL INVESTMENTS — 110.4% (cost $4,925,660,571)		5,053,869,107
Liabilities in excess of other assets(x) — (10.4)%		(476,348,116)

NET ASSETS — 100.0%		$4,577,520,991

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
*	Non-income producing security.

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $429,755,575; cash collateral of $449,929,041 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
233	Euro STOXX 50	Jun. 2012	$7,594,820	$7,486,056	$(108,764)
74	FTSE 100 Index	Jun. 2012	6,905,990	6,781,558	(124,432)
410	Mini MSCI EAFE	Jun. 2012	31,266,128	31,602,800	336,672
137	Russell 2000 Mini	Jun. 2012	10,839,440	11,339,490	500,050
1,500	S&P 500 E-Mini	Jun. 2012	101,021,250	105,240,000	4,218,750
58	TOPIX Index	Jun. 2012	5,882,880	6,005,316	122,436

					$4,944,712

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,469,784,382	$—	$—
Bank Loans	—	70,247,262	—
Corporate Bonds	—	697,602,879	—
U.S. Treasury Obligations	—	113,586,450	—
Affiliated Money Market Mutual Fund	702,648,134	—	—
Other Financial Instruments*
Futures	4,944,712	—	—

Total	$4,177,377,228	$881,436,591	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 113.6%
COMMON STOCKS — 113.6%
Australia — 9.0%
CFS Retail Property Trust, REIT	1,062,000	$1,969,132
Charter Hall Office, REIT	230,500	735,392
Charter Hall Retail, REIT	258,866	847,343
Commonwealth Property Office Fund, REIT	1,874,696	1,912,777
Dexus Property Group, REIT	3,041,270	2,740,763
FKP Property Group	590,600	302,828
Goodman Group, REIT	4,291,800	3,067,508
GPT Group, REIT	1,075,720	3,476,570
Investa Office Fund, REIT	2,863,814	1,883,717
Mirvac Group, REIT	1,496,664	1,813,875
Stockland, REIT	1,084,189	3,301,791
Westfield Group, REIT	1,749,229	15,999,432

		38,051,128

Belgium — 0.2%
Cofinimmo, REIT	8,216	1,010,303

Brazil — 1.5%
BR Malls Participacoes SA	132,300	1,710,417
Brookfield Incorporacoes SA, REIT	250,000	801,172
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,000	756,663
Gafisa SA	75,600	178,910
Multiplan Empreendimentos Imobiliarios SA	69,713	1,600,521
PDG Realty SA Empreendimentos e Participacoes	391,900	1,350,380

		6,398,063

Canada — 1.7%
Boardwalk Real Estate Investment Trust, REIT	17,690	1,012,681
Brookfield Office Properties, Inc.	107,006	1,861,300
Canadian Apartment Properties, REIT	25,990	586,531
Chartwell Seniors Housing Real Estate Investment Trust, REIT	155,944	1,427,409
RioCan Real Estate Investment Trust, REIT	82,085	2,224,430

		7,112,351

Finland — 0.7%
Citycon Oyj	239,788	802,715
Sponda Oyj	552,810	2,278,215

		3,080,930

France — 3.5%
Fonciere des Regions, REIT(a)	59,583	4,786,252
ICADE, REIT(a)	10,227	912,367
Klepierre, REIT	108,575	3,764,988
Societe de la Tour Eiffel, REIT	17,556	1,018,533
Unibail-Rodamco SE, REIT	21,661	4,331,969

		14,814,109

Germany — 1.6%
DIC Asset AG	109,513	1,072,798
GSW Immobilien AG*	125,073	4,322,899
Prime Office Reit-AG, REIT*	249,018	1,487,220

		6,882,917

Hong Kong — 11.2%
Cheung Kong Holdings Ltd	577,000	7,452,544
China Overseas Land & Investment Ltd.	1,074,000	2,041,354
Hang Lung Properties Ltd.	1,685,000	6,173,194
Henderson Land Development Co. Ltd.	515,000	2,841,750

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hongkong Land Holdings Ltd.	1,025,000	$5,955,250
Hysan Development Co. Ltd.	281,000	1,125,368
Link REIT (The), REIT	1,409,300	5,244,802
New World Development Ltd.	252,000	302,768
Sino Land Co. Ltd.	1,438,400	2,296,832
Sun Hung Kai Properties Ltd.	739,000	9,183,316
Wharf Holdings Ltd. (The)	542,000	2,945,368
Wheelock & Co. Ltd.	734,000	2,211,769

		47,774,315

Italy — 0.4%
Beni Stabili SpA, REIT	2,579,688	1,602,951

Japan — 13.5%
Aeon Mall Co. Ltd.	169,000	3,926,386
Daito Trust Construction Co. Ltd.	65,900	5,915,634
Daiwa House Industry Co. Ltd.	414,000	5,471,983
Frontier Real Estate Investment Corp., REIT	367	3,006,234
Japan Retail Fund Investment Corp., REIT	769	1,141,840
Mitsubishi Estate Co. Ltd.	673,000	12,001,305
Mitsui Fudosan Co. Ltd.	507,000	9,696,520
Nippon Accommodations Fund, Inc., REIT	153	987,097
Nippon Building Fund, Inc., REIT	492	4,672,128
Nomura Real Estate Holdings, Inc.	242,500	4,274,586
NTT Urban Development Corp.	1,469	1,196,214
Sumitomo Realty & Development Co. Ltd.	221,000	5,326,749

		57,616,676

Netherlands — 3.6%
Corio NV, REIT	137,837	7,270,640
Eurocommercial Properties NV, REIT	60,896	2,307,387
Vastned Retail NV, REIT	58,486	3,071,375
Wereldhave NV, REIT	33,211	2,635,920

		15,285,322

Norway — 0.4%
Norwegian Property ASA	1,097,179	1,710,865

Singapore — 5.3%
Ascendas Real Estate Investment Trust, REIT	1,934,000	3,107,816
Cache Logistics Trust, REIT	1,910,000	1,519,430
CapitaLand Ltd.	1,279,000	3,174,480
CapitaMall Trust, REIT	1,482,000	2,128,006
CDL Hospitality Trusts, REIT	170,000	234,637
City Developments Ltd.	298,000	2,690,665
Global Logistic Properties Ltd.*	1,445,000	2,528,937
Keppel Land Ltd.	1,095,100	3,022,948
K-REIT Asia, REIT	3,164,250	2,429,101
Mapletree Commercial Trust, REIT	1,187,000	826,240
Mapletree Industrial Trust, REIT	1,095,280	958,441

		22,620,701

Sweden — 0.5%
Hufvudstaden AB (Class A Stock)	22,317	235,962
Klovern AB	478,227	1,814,368
Kungsleden AB	20,980	145,875

		2,196,205

United Kingdom — 5.1%
Atrium European Real Estate Ltd.	328,447	1,613,345
Big Yellow Group PLC, REIT	624,182	2,835,376
British Land Co. PLC, REIT	552,590	4,241,650

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Derwent London PLC, REIT	40,893	$1,141,367
Great Portland Estates PLC, REIT	36,459	209,878
Hammerson PLC, REIT	621,455	4,131,105
Land Securities Group PLC, REIT	416,026	4,807,722
Metric Property Investments PLC, REIT	73,165	108,542
Segro PLC, REIT	644,147	2,419,157

		21,508,142

United States — 55.4%
Alexandria Real Estate Equities, Inc., REIT(a)	52,670	3,851,757
American Assets Trust, Inc., REIT	55,400	1,263,120
American Campus Communities, Inc., REIT	90,404	4,042,867
Associated Estates Realty Corp., REIT	140,481	2,295,460
AvalonBay Communities, Inc., REIT(a)	73,427	10,378,906
Boston Properties, Inc., REIT	50,948	5,349,031
Brandywine Realty Trust, REIT	173,118	1,987,395
BRE Properties, Inc., REIT(a)	109,183	5,519,201
Camden Property Trust, REIT	101,534	6,675,860
Cogdell Spencer, Inc., REIT	388,948	1,649,140
Colonial Properties Trust, REIT(a)	185,004	4,020,137
Cousins Properties, Inc., REIT	334,215	2,533,350
Cubesmart, REIT	471,748	5,613,801
DDR Corp., REIT(a)	442,607	6,462,062
DiamondRock Hospitality Co., REIT	163,960	1,687,148
Douglas Emmett, Inc., REIT	79,611	1,815,927
Duke Realty Corp., REIT(a)	140,870	2,020,076
DuPont Fabros Technology, Inc., REIT	22,472	549,440
Education Realty Trust, Inc., REIT	70,229	761,282
Equity Residential, REIT	101,900	6,380,978
Essex Property Trust, Inc., REIT(a)	21,530	3,262,010
Extra Space Storage, Inc., REIT(a)	106,900	3,077,651
Federal Realty Investment Trust, REIT	39,699	3,842,466
FelCor Lodging Trust, Inc., REIT*	188,841	679,828
General Growth Properties, Inc., REIT	268,771	4,566,419
Glimcher Realty Trust, REIT	294,797	3,012,825
Health Care REIT, Inc., REIT(a)	62,075	3,411,642
Healthcare Realty Trust, Inc., REIT	93,178	2,049,916
Host Hotels & Resorts, Inc., REIT	773,586	12,702,282
Hudson Pacific Properties, Inc., REIT	63,193	956,110
Hyatt Hotels Corp. (Class A Stock)*	81,535	3,483,175
Kilroy Realty Corp., REIT(a)	116,735	5,441,018
Kimco Realty Corp.	189,336	3,646,611
Liberty Property Trust, REIT(a)	177,694	6,347,230
LTC Properties, Inc., REIT	45,235	1,447,520
Macerich Co. (The), REIT(a)	123,622	7,139,170
Mack-Cali Realty Corp., REIT	104,562	3,013,477
Post Properties, Inc., REIT	126,350	5,920,761
ProLogis, Inc., REIT	253,506	9,131,286
Public Storage, REIT	79,592	10,997,227
Regency Centers Corp., REIT	97,872	4,353,347
Simon Property Group, Inc., REIT	193,912	28,249,100
SL Green Realty Corp., REIT(a)	40,449	3,136,820
Sovran Self Storage, Inc., REIT	48,999	2,441,620
Strategic Hotels & Resorts, Inc., REIT*(a)	537,405	3,536,125
Sunrise Senior Living, Inc.*(a)	126,596	800,087
Tanger Factory Outlet Centers, REIT	75,112	2,233,080
Taubman Centers, Inc., REIT	28,210	2,057,919
Terreno Realty Corp., REIT	25,155	359,968
Ventas, Inc., REIT	219,774	12,549,095

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Vornado Realty Trust, REIT	82,608	$6,955,594

		235,658,317

(cost $449,244,940)		483,323,295

PREFERRED STOCK
Sweden
Klovern AB, (PRFC) (cost $175,341)	9,225	188,940

TOTAL LONG-TERM INVESTMENTS (cost $449,420,281)		483,512,235

SHORT-TERM INVESTMENTS — 12.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $53,581,952; includes $50,655,125 of cash collateral for securities on loan)(b)(w)	53,581,952	53,581,952

TOTAL INVESTMENTS — 126.2% (cost $503,002,233)		537,094,187
Liabilities in excess of other assets — (26.2)%		(111,581,826)

NET ASSETS — 100.0%		$425,512,361

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,715,620; cash collateral of $50,655,125 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$38,051,128	$—	$—
Belgium	1,010,303	—	—
Brazil	6,398,063	—	—
Canada	7,112,351	—	—
Finland	3,080,930	—	—
France	14,814,109	—	—
Germany	6,882,917	—	—
Hong Kong	47,774,315	—	—
Italy	1,602,951	—	—
Japan	57,616,676	—	—
Netherlands	15,285,322	—	—
Norway	1,710,865	—	—
Singapore	22,620,701	—	—
Sweden	2,196,205	—	—
United Kingdom	21,508,142	—	—
United States	235,658,317	—	—
Preferred Stock – Sweden	188,940	—	—
Affiliated Money Market Mutual Fund	53,581,952	—	—

Total	$537,094,187	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Retail REIT’s	28.9%
Diversified Real Estate Activities	17.2
Specialized REIT’s	15.6
Affiliated Money Market Mutual Fund (11.9% represents investments purchased with collateral from securities on loan)	12.6
Residential REIT’s	12.2
Diversified REIT’s	11.3

Office REIT’s	10.5%
Real Estate Operating Companies	7.8
Industrial REIT’s	4.8
Real Estate Development	3.6
Hotels, Resorts & Cruise Lines	0.8
Homebuilding	0.7
Healthcare Facilities	0.2

126.2
Liabilities in excess of other assets	(26.2)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 97.1%
Apparel — 2.7%
NIKE, Inc. (Class B Stock)	292,433	$31,711,435

Banks — 1.6%
Northern Trust Corp.	403,653	19,153,335

Beverages — 2.2%
PepsiCo, Inc.	395,704	26,254,960

Chemicals — 2.7%
Praxair, Inc.	282,491	32,384,768

Commercial Services — 3.4%
MasterCard, Inc. (Class A Stock)	96,848	40,728,458

Computers — 12.3%
Apple, Inc.*	189,654	113,691,883
NetApp, Inc.*	722,605	32,351,026

		146,042,909

Cosmetics/Personal Care — 3.6%
Avon Products, Inc.	854,157	16,536,480
Procter & Gamble Co. (The)	390,285	26,231,055

		42,767,535

Diversified Financial Services — 2.6%
American Express Co.	529,335	30,627,323

Electronic Components & Equipment — 1.4%
Honeywell International, Inc.	279,022	17,034,293

Financials — 2.8%
CME Group, Inc.	116,337	33,659,784

Healthcare Products — 2.8%
St. Jude Medical, Inc.	766,506	33,963,881

Internet Services — 9.5%
Amazon.com, Inc.*	87,743	17,768,835
Equinix, Inc.*(a)	238,154	37,497,347
Google, Inc. (Class A Stock)*	89,543	57,418,553

		112,684,735

Lodging — 2.5%
Marriott International, Inc. (Class A Stock)	772,316	29,232,161

Medical Products — 0.6%
Thermo Fisher Scientific, Inc.	123,847	6,982,494

Oil & Gas — 3.5%
Devon Energy Corp.	287,654	20,457,952
Halliburton Co.	645,357	21,419,399

		41,877,351

Oil & Gas Services — 5.2%
Cameron International Corp.*	309,004	16,324,681
Schlumberger Ltd. (Netherlands)	656,915	45,938,066

		62,262,747

Pharmaceuticals — 3.9%
Abbott Laboratories	381,396	23,375,761
Teva Pharmaceutical Industries Ltd. (Israel), ADR	522,467	23,542,363

		46,918,124

Real Estate — 3.0%
CBRE Group, Inc.*	1,762,825	35,185,987

Real Estate Investment Trusts — 5.0%
American Tower Corp.	939,732	59,221,911

	Shares	Value
COMMON STOCKS (Continued)
Retailing — 10.9%
Costco Wholesale Corp.	433,021	$39,318,307
Lowe’s Cos., Inc.	1,444,198	45,318,933
PVH Corp.	215,774	19,275,091
Urban Outfitters, Inc.*(a)	872,114	25,387,239

		129,299,570

Semiconductors — 9.0%
QUALCOMM, Inc.	1,105,250	75,179,105
Xilinx, Inc.	889,451	32,402,700

		107,581,805

Software — 2.9%
Oracle Corp.	1,179,694	34,399,877

Telecommunications — 3.0%
Crown Castle International Corp.*	666,330	35,542,042

TOTAL COMMON STOCKS (cost $979,068,514)		1,155,517,485

EXCHANGE TRADED FUND — 0.5%
iShares Russell 1000 Growth Index Fund (cost $5,772,429)	88,189	5,827,529

TOTAL LONG-TERM INVESTMENTS (cost $984,840,943)		1,161,345,014

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $61,336,257; includes $47,937,747 of cash collateral for securities on loan)(b)(w)	61,336,257	61,336,257

TOTAL INVESTMENTS — 102.8% (cost $1,046,177,200)		1,222,681,271
Liabilities in excess of other assets — (2.8)%		(33,047,608)

NET ASSETS — 100.0%		$1,189,633,663

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $47,346,419; cash collateral of $47,937,747
(included with liabilities) was received with which the
Portfolio purchased highly liquid short-term investments.
Cash collateral is less than 102% of the market value of
securities loaned due to significant market increases on
March 31, 2012. Collateral was subsequently received on
April 2, 2012 and the Portfolio remained in compliance
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,155,517,485	$—	$—
Exchange Traded Fund	5,827,529	—	—
Affiliated Money Market Mutual Fund	61,336,257	—	—

Total	$1,222,681,271	$—	$—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 97.7%
Aerospace & Defense — 1.7%
Boeing Co. (The)	343,593	$25,553,011

Agriculture — 1.3%
Philip Morris International, Inc.	219,813	19,477,630

Automobile Manufacturers — 1.7%
General Motors Co.*(a)	992,087	25,447,032

Banks — 12.7%
Bank of America Corp.	3,412,297	32,655,682
Citigroup, Inc.(a)	716,470	26,186,979
JPMorgan Chase & Co.	1,380,435	63,472,401
Morgan Stanley(a)	710,122	13,946,796
SunTrust Banks, Inc.	1,036,515	25,052,568
U.S. Bancorp	884,170	28,010,506

		189,324,932

Beverages — 1.0%
Diageo PLC (United Kingdom), ADR	149,565	14,433,023

Biotechnology — 1.9%
Celgene Corp.*	143,880	11,153,578
Vertex Pharmaceuticals, Inc.*	406,920	16,687,789

		27,841,367

Building Materials — 0.7%
Masco Corp.(a)	733,575	9,807,898

Chemicals — 0.6%
LyondellBasell Industries NV (Netherlands) (Class A Stock)	189,874	8,288,000

Computers — 1.5%
EMC Corp.*(a)	746,890	22,317,073

Cosmetics/Personal Care — 1.5%
Procter & Gamble Co. (The)	329,677	22,157,591

Diversified Financial Services — 3.1%
Ameriprise Financial, Inc.	410,483	23,450,894
Invesco Ltd. (Bermuda)	295,522	7,881,572
SLM Corp.	927,171	14,612,215

		45,944,681

Electric — 5.4%
American Electric Power Co., Inc.	722,187	27,861,974
PG&E Corp.	494,989	21,487,472
PPL Corp.	815,509	23,046,284
Xcel Energy, Inc.	326,405	8,639,940

		81,035,670

Electronic Equipment & Instruments — 1.1%
Thermo Fisher Scientific, Inc.	302,351	17,046,549

Food — 2.1%
General Mills, Inc.	376,075	14,836,159
J.M. Smucker Co. (The)	209,344	17,032,228

		31,868,387

Healthcare Products — 0.8%
Boston Scientific Corp.*	2,101,197	12,565,158

Healthcare Providers & Services — 2.1%
UnitedHealth Group, Inc.	519,664	30,628,996

Insurance — 6.6%
Everest Re Group Ltd. (Bermuda)	211,452	19,563,539
Hartford Financial Services Group, Inc. (The)	707,252	14,908,872

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Lincoln National Corp.	844,648	$22,264,921
MetLife, Inc.	473,588	17,688,512
Travelers Cos., Inc. (The)	414,441	24,534,907

		98,960,751

Lodging — 0.9%
MGM Resorts International*(a)	999,572	13,614,171

Media — 4.2%
CBS Corp. (Class B Stock)	506,320	17,169,311
Liberty Global, Inc. (Class A Stock)*	288,895	14,467,862
Walt Disney Co. (The)	711,486	31,148,857

		62,786,030

Miscellaneous Manufacturing — 7.1%
General Electric Co.	3,604,857	72,349,480
Honeywell International, Inc.	302,257	18,452,790
Textron, Inc.	570,881	15,887,618

		106,689,888

Oil & Gas — 10.0%
Chevron Corp.	157,668	16,908,316
Devon Energy Corp.	401,982	28,588,960
Exxon Mobil Corp.	507,950	44,054,504
Halliburton Co.	761,342	25,268,941
Newfield Exploration Co.*	414,196	14,364,317
Occidental Petroleum Corp.	136,373	12,986,801
Transocean Ltd. (Switzerland)	136,918	7,489,415

		149,661,254

Pharmaceuticals — 8.6%
Johnson & Johnson	614,721	40,546,997
Merck & Co., Inc.	529,182	20,320,589
Mylan, Inc.*(a)	815,545	19,124,530
Pfizer, Inc.	2,120,397	48,048,196

		128,040,312

Real Estate Investment Trusts — 1.1%
Simon Property Group, Inc.	110,013	16,026,694

Retail & Merchandising — 6.5%
CVS Caremark Corp.	411,155	18,419,744
Home Depot, Inc. (The)(a)	305,995	15,394,608
Lowe’s Cos., Inc.	1,075,427	33,746,899
Walgreen Co.	324,173	10,856,554
Williams-Sonoma, Inc.(a)	493,258	18,487,310

		96,905,115

Semiconductors — 3.1%
Altera Corp.	466,428	18,573,163
Lam Research Corp.*(a)	297,103	13,256,736
Maxim Integrated Products, Inc.	520,901	14,892,560

		46,722,459

Software — 2.2%
Adobe Systems, Inc.*	538,919	18,490,311
Microsoft Corp.	449,934	14,510,372

		33,000,683

Telecommunications — 8.2%
AT&T, Inc.	1,659,589	51,828,964
Cisco Systems, Inc.	1,842,055	38,959,463
Juniper Networks, Inc.*(a)	648,697	14,842,187

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Sprint Nextel Corp.*(a)	5,784,099	$16,484,682

		122,115,296

TOTAL COMMON STOCKS (cost $1,342,474,124)		1,458,259,651

EXCHANGE TRADED FUND — 0.5%
iShares Russell 1000 Value Index Fund (cost $7,338,729)	104,963	7,354,757

TOTAL LONG-TERM INVESTMENTS (cost $1,349,812,853)		1,465,614,408

SHORT-TERM INVESTMENT — 6.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $97,123,968; includes $76,956,391 of cash collateral for securities on loan)(b)(w)	97,123,968	97,123,968

Value
TOTAL INVESTMENTS — 104.7% (cost $1,446,936,821)	$1,562,738,376
Liabilities in excess of other assets — (4.7)%	(69,445,942)

NET ASSETS — 100.0%	$1,493,292,434

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,881,371; cash collateral of $76,956,391 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,458,259,651	$—	$—
Exchange Traded Fund	7,354,757	—	—
Affiliated Money Market Mutual Fund	97,123,968	—	—

Total	$1,562,738,376	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 97.7%
Apparel — 3.8%
Deckers Outdoor Corp.*(a)	101,459	$6,396,990
PVH Corp.	150,890	13,479,004
Ralph Lauren Corp.	11,526	2,009,328

		21,885,322

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	66,229	6,150,025
Amylin Pharmaceuticals, Inc.*	215,033	5,367,224
BioMarin Pharmaceutical, Inc.*(a)	27,916	956,123
Vertex Pharmaceuticals, Inc.*	135,345	5,550,498

		18,023,870

Chemicals — 3.6%
Airgas, Inc.	87,768	7,808,719
Ecolab, Inc.(a)	170,206	10,505,114
International Flavors & Fragrances, Inc.	48,242	2,826,981

		21,140,814

Commercial Banks — 1.4%
First Republic Bank*	238,844	7,867,521

Commercial Services — 4.8%
Genpact Ltd. (Bermuda)*	346,738	5,651,829
Global Payments, Inc.	162,219	7,700,536
Quanta Services, Inc.*	360,833	7,541,410
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	297,445	7,067,293

		27,961,068

Computers — 3.3%
MICROS Systems, Inc.*	84,719	4,684,114
NetApp, Inc.*	219,252	9,815,912
RealD, Inc.*(a)	348,256	4,701,456

		19,201,482

Consumer Products & Services — 3.7%
Avon Products, Inc.	331,628	6,420,318
FleetCor Technologies, Inc.*	154,558	5,992,214
Newell Rubbermaid, Inc.	516,150	9,192,632

		21,605,164

Diversified Financial Services — 4.7%
IntercontinentalExchange, Inc.*	77,122	10,598,105
Lazard Ltd. (Bermuda) (Class A Stock)	221,368	6,322,270
SLM Corp.	186,880	2,945,229
T. Rowe Price Group, Inc.	114,034	7,446,420

		27,312,024

Electronic Components — 1.9%
Amphenol Corp. (Class A Stock)	187,103	11,183,146

Electronics — 2.9%
Agilent Technologies, Inc.	204,530	9,103,630
FLIR Systems, Inc.	156,782	3,968,152
Mettler-Toledo International, Inc.*(a)	20,307	3,751,718

		16,823,500

Financial – Bank & Trust — 1.6%
Northern Trust Corp.	196,100	9,304,945

Food — 1.4%
Hain Celestial Group, Inc. (The)*	52,786	2,312,555
TreeHouse Foods, Inc.*	93,367	5,555,337

		7,867,892

	Shares	Value
COMMON STOCKS (Continued)
Hand/Machine Tools — 2.0%
Kennametal, Inc.(a)	255,189	$11,363,566

Healthcare Products — 3.9%
CareFusion Corp.*	296,691	7,693,198
Intuitive Surgical, Inc.*	3,195	1,730,891
St. Jude Medical, Inc.	301,759	13,370,941

		22,795,030

Industrial Products — 1.7%
Roper Industries, Inc.(a)	100,430	9,958,639

Insurance — 1.2%
Principal Financial Group, Inc.	244,608	7,218,382

Internet Services — 4.0%
Equinix, Inc.*(a)	83,838	13,200,293
Groupon, Inc.*(a)	137,007	2,518,189
Rackspace Hosting, Inc.*(a)	131,497	7,599,212

		23,317,694

Lodging — 1.6%
Marriott International, Inc. (Class A Stock)	250,125	9,467,231

Manufacturing — 0.7%
Rockwell Automation, Inc.(a)	53,077	4,230,237

Media — 2.6%
Discovery Communications, Inc. (Class A Stock)*(a)	88,974	4,502,084
Scripps Networks Interactive, Inc. (Class A Stock)(a)	220,538	10,737,995

		15,240,079

Medical Products — 3.9%
C.R. Bard, Inc.	134,624	13,290,081
Henry Schein, Inc.*	121,925	9,227,284

		22,517,365

Medical Supplies & Equipment — 0.9%
Edwards Lifesciences Corp.*	74,461	5,415,549

Oil & Gas — 8.3%
Core Laboratories NV (Netherlands)	58,313	7,672,241
Dril-Quip, Inc.*	133,148	8,657,283
Pioneer Natural Resources Co.	88,060	9,826,615
Rosetta Resources, Inc.*(a)	141,106	6,880,329
Southwestern Energy Co.*	110,410	3,378,546
Whiting Petroleum Corp.*(a)	215,137	11,681,939

		48,096,953

Oil Well Services & Equipment — 2.1%
Cameron International Corp.*	227,891	12,039,482

Real Estate — 1.8%
CBRE Group, Inc.*	526,401	10,506,964

Retail — 9.2%
Bed Bath & Beyond, Inc.*	67,357	4,430,070
Coinstar, Inc.*(a)	165,229	10,500,303
Dick’s Sporting Goods, Inc.	117,330	5,641,226
Lululemon Athletica, Inc.*(a)	40,870	3,052,172
PetSmart, Inc.	212,486	12,158,449
Tiffany & Co.	75,725	5,234,869
Urban Outfitters, Inc.*(a)	436,321	12,701,304

		53,718,393

Semiconductors — 4.5%
Altera Corp.	76,446	3,044,080

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Linear Technology Corp.	86,293	$2,908,074
NVIDIA Corp.*	414,300	6,376,077
Rovi Corp.*	118,489	3,856,817
Xilinx, Inc.	274,950	10,016,429

		26,201,477

Software — 5.4%
Citrix Systems, Inc.*	79,865	6,302,147
MSCI, Inc. (Class A Stock)*	198,120	7,292,797
salesforce.com, Inc.*(a)	56,275	8,695,050
VeriFone Systems, Inc.*(a)	170,636	8,850,889

		31,140,883

Specialty Retail — 0.6%
Dunkin’ Brands Group, Inc.	112,785	3,392,573

Telecommunications — 6.4%
Crown Castle International Corp.*	147,897	7,888,826
Juniper Networks, Inc.*	171,669	3,927,787
SBA Communications Corp. (Class A Stock)*(a)	324,658	16,495,873
tw telecom, Inc.*	401,135	8,889,152

		37,201,638

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	57,516	3,766,723

TOTAL COMMON STOCKS (cost $502,723,094)		567,765,606

EXCHANGE TRADED FUND — 1.0%
iShares Russell Midcap Growth Index Fund. (cost $5,712,440)	91,781	5,770,271

TOTAL LONG-TERM INVESTMENTS (cost $508,435,534)		573,535,877

	Shares	Value
SHORT-TERM INVESTMENT — 19.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $111,401,405; includes $103,438,495 of cash collateral received for securities on loan)(b)(w)	111,401,405	$111,401,405

TOTAL INVESTMENTS — 117.9% (cost $619,836,939)		684,937,282
Liabilities in excess of other assets — (17.9)%		(104,025,024)

NET ASSETS — 100.0%		$580,912,258

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,489,342; cash collateral of $103,438,495 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$560,065,070	$—	$7,700,536
Exchange Traded Fund	5,770,271	—	—
Affiliated Money Market Mutual Fund	111,401,405	—	—

Total	$677,236,746	$—	$7,700,536

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/2011	$—
Accrued discount/premium	—
Realized gain (loss)	462,437
Change in unrealized appreciation (depreciation)*	(477,592)
Purchases	1,386,509
Sales	(2,387,032)
Transfers into Level 3	8,716,214
Transfers out of Level 3	—

Balance as of 03/31/12	$7,700,536

*	Of which, $(477,592) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Common Stock security transferred into Level 3 as a result of no longer being priced by a vendor.

Included in the table above, under Level 3 securities, is one security which was fair valued in the absence of an end of day exchange traded price as a result of a trading halt. After review of available information by the Valuation Committee, including after-hours trades, it was determined that the last traded price was the appropriate fair value with no adjustment factor being applied.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 93.1%
Aerospace — 0.9%
AAR Corp.	73,467	$1,340,773
Kaman Corp.	100,068	3,397,309

		4,738,082

Aerospace & Defense — 0.5%
Triumph Group, Inc.	42,424	2,658,288

Airlines — 0.3%
JetBlue Airways Corp.*(a)	293,530	1,435,362

Auto Repair — 0.3%
Monro Muffler Brake, Inc.	44,019	1,826,348

Automotive Parts — 0.9%
Dana Holding Corp.(a)	70,622	1,094,641
Tenneco, Inc.*	50,913	1,891,418
Visteon Corp.*	34,701	1,839,153

		4,825,212

Banking — 1.5%
BancorpSouth, Inc.	152,518	2,054,417
Home BancShares, Inc.	46,214	1,229,755
Lakeland Financial Corp.	37,021	963,657
Sandy Spring Bancorp, Inc.	40,167	729,834
Sterling Financial Corp.*	12,139	253,462
Webster Financial Corp.	111,306	2,523,307

		7,754,432

Basic Materials – Chemical — 0.6%
Minerals Technologies, Inc.	45,883	3,001,207

Basic Materials – Forest — 0.3%
Universal Forest Products, Inc.	47,487	1,637,352

Basic Materials – Mining — 0.4%
Commercial Metals Co.	67,579	1,001,521
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	29,641	1,182,528

		2,184,049

Chemicals — 2.8%
Fuller (H.B.) Co.	129,468	4,250,434
PolyOne Corp.	235,153	3,386,203
Tronox, Inc.*	10,897	1,898,802
Westlake Chemical Corp.	36,510	2,365,483
WR Grace & Co.*	53,059	3,066,810

		14,967,732

Clothing & Apparel — 1.6%
Deckers Outdoor Corp.*(a)	26,886	1,695,162
Gildan Activewear, Inc. (Canada)	31,639	871,654
Steven Madden Ltd.*	65,192	2,786,958
Warnaco Group, Inc. (The)*(a)	51,084	2,983,306

		8,337,080

Commercial Services — 0.5%
Team Health Holdings, Inc.*	130,159	2,676,069

Computer Services & Software — 2.9%
Mentor Graphics Corp.*	143,207	2,128,056
Monotype Imaging Holdings, Inc.*	100,833	1,502,412
MTS Systems Corp.	43,665	2,318,175
NetScout Systems, Inc.*	115,999	2,359,420
Parametric Technology Corp.*	90,992	2,542,316

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
SS&C Technologies Holdings, Inc.*(a)	195,612	$4,563,628

		15,414,007

Construction — 0.3%
Meritage Homes Corp.*	61,416	1,661,917

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	218,022	2,378,620

Consumer Staples – Home Products — 0.4%
Elizabeth Arden, Inc.*	55,649	1,946,602

Distribution/Wholesale — 1.1%
Beacon Roofing Supply, Inc.*(a)	84,432	2,174,968
Fossil, Inc.*(a)	12,418	1,638,928
ScanSource, Inc.*	58,640	2,188,445

		6,002,341

Diversified Financial Services — 2.1%
BGC Partners, Inc. (Class A Stock)	78,782	582,199
Cohen & Steers, Inc.(a)	17,095	545,330
Manning & Napier, Inc.*	39,744	584,237
MarketAxess Holdings, Inc.	52,559	1,959,925
Ocwen Financial Corp.*	237,484	3,711,875
Piper Jaffray Cos.*	17,571	467,740
Stifel Financial Corp.*	82,223	3,111,318

		10,962,624

Electric — 0.3%
Allete, Inc.	24,577	1,019,700
Black Hills Corp.	22,774	763,612

		1,783,312

Electrical Utilities — 1.9%
Cleco Corp.	108,061	4,284,619
IDACORP, Inc.	115,593	4,753,184
NorthWestern Corp.	27,821	986,533

		10,024,336

Electronic Components & Equipment — 3.1%
Acuity Brands, Inc.	27,240	1,711,489
Belden, Inc.	68,972	2,614,729
Checkpoint Systems, Inc.*	149,220	1,683,202
Convergys Corp.*	192,485	2,569,675
Electronics for Imaging, Inc.*	151,733	2,521,802
EnerSys*	51,715	1,791,925
Littelfuse, Inc.	43,850	2,749,395
Newport Corp.*	46,211	818,859

		16,461,076

Engineering & Construction — 0.3%
Michael Baker Corp.*	22,631	539,749
MYR Group, Inc.*	71,971	1,285,402

		1,825,151

Entertainment & Leisure — 1.4%
Ascent Capital Group, Inc. (Class A Stock)*	15,913	752,526
Polaris Industries, Inc.	29,441	2,124,168
Six Flags Entertainment Corp.	53,320	2,493,776
Vail Resorts, Inc.	50,282	2,174,696

		7,545,166

Environmental Control — 0.3%
Darling International, Inc.*	78,259	1,363,272

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equipment Services — 1.7%
RSC Holdings, Inc.*	253,396	$5,724,216
Watsco, Inc.	47,658	3,528,598

		9,252,814

Financial – Bank & Trust — 9.7%
Bank of the Ozarks, Inc.	117,470	3,672,112
Boston Private Financial Holdings, Inc.	117,371	1,163,147
Bridge Capital Holdings*(a)	33,175	446,535
Brookline Bancorp, Inc.	148,917	1,395,352
CoBiz Financial, Inc.	92,239	652,130
Columbia Banking System, Inc.	92,553	2,108,357
Community Bank System, Inc.	99,253	2,856,501
First Midwest Bancorp, Inc.	183,235	2,195,155
First of Long Island Corp. (The)	22,423	594,210
FNB Corp.	155,742	1,881,363
Glacier Bancorp, Inc.	150,347	2,246,184
Hancock Holding Co.	101,252	3,595,459
Heritage Financial Corp.	36,100	490,960
IBERIABANK Corp.	19,490	1,042,130
Independent Bank Corp.	33,968	975,901
KBW, Inc.(a)	63,318	1,171,383
MB Financial, Inc.	128,141	2,689,680
Northwest Bancshares, Inc.	129,480	1,644,396
Prosperity Bancshares, Inc.	83,686	3,832,819
Provident Financial Services, Inc.	94,421	1,371,937
SCBT Financial Corp.	50,209	1,642,336
Sierra Bancorp	19,895	195,568
Signature Bank*(a)	83,827	5,284,454
Simmons First National Corp. (Class A Stock)	24,225	625,732
Southcoast Financial Corp.*	3,077	4,908
Summit State Bank	7,298	43,715
Texas Capital Bancshares, Inc.*(a)	103,328	3,577,215
Trico Bancshares	42,635	742,702
UMB Financial Corp.	76,676	3,430,101

		51,572,442

Financial – Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*	117,794	1,516,009

Financial Services — 2.0%
Dime Community Bancshares, Inc.	63,131	922,344
First Cash Financial Services, Inc.*	30,548	1,310,204
First Financial Bankshares, Inc.(a)	74,481	2,622,476
Flushing Financial Corp.	93,835	1,263,019
Pinnacle Financial Partners, Inc.*(a)	85,280	1,564,888
PrivateBancorp, Inc.	163,724	2,483,693
WSFS Financial Corp.	16,759	687,119

		10,853,743

Food — 1.1%
Hain Celestial Group, Inc. (The)*	81,656	3,577,349
TreeHouse Foods, Inc.*	39,748	2,365,006

		5,942,355

Hand/Machine Tools — 0.3%
Regal-Beloit Corp.	25,825	1,692,829

Healthcare Services — 2.8%
HealthSouth Corp.*	264,531	5,417,595
ICON PLC (Ireland), ADR*	165,521	3,512,356
Lincare Holdings, Inc.(a)	140,359	3,632,491
Magellan Health Services, Inc.*	18,452	900,642

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
Omega Healthcare Investors, Inc.	58,453	$1,242,711

		14,705,795

Home Furnishings — 1.2%
Harman International Industries, Inc.	61,787	2,892,249
Tempur-Pedic International, Inc.*(a)	40,883	3,451,752

		6,344,001

Hotels & Motels — 0.1%
Gaylord Entertainment Co.*	16,878	519,842

Industrial Products — 0.3%
Olympic Steel, Inc.	75,303	1,807,272

Industrials – Components — 0.7%
Actuant Corp. (Class A Stock)	49,788	1,443,354
Applied Industrial Technologies, Inc.	54,141	2,226,819

		3,670,173

Industrials – Electrical Equipment — 0.7%
Anixter International, Inc.*	49,595	3,597,125

Industrials – Machinery — 0.3%
Tennant Co.	39,346	1,731,224

Insurance — 0.8%
Alterra Capital Holdings Ltd. (Bermuda)	119,571	2,747,742
Enstar Group Ltd. (Bermuda)*	12,857	1,272,714

		4,020,456

Insurance – Life Insurance — 0.9%
American Equity Investment Life Holding Co.(a)	381,752	4,874,973

Insurance – Property Insurance — 3.0%
Aspen Insurance Holdings Ltd. (Bermuda)	44,247	1,236,261
Donegal Group, Inc. (Class A Stock)	26,263	359,015
Meadowbrook Insurance Group, Inc.	391,454	3,652,266
ProAssurance Corp.	57,935	5,104,653
RLI Corp.	37,113	2,658,775
Tower Group, Inc.	126,822	2,844,617

		15,855,587

Internet
ExactTarget, Inc.*	4,092	106,392

Investment Companies — 0.6%
Golub Capital BDC, Inc.	47,260	721,660
PennantPark Investment Corp.	109,859	1,142,534
Solar Capital Ltd.	36,272	800,523
Solar Senior Capital Ltd.	24,380	392,762

		3,057,479

Leisure Time — 0.2%
Arctic Cat, Inc.*	25,074	1,073,919

Machinery — 1.6%
Altra Holdings, Inc.*	62,892	1,207,526
Graco, Inc.	52,500	2,785,650
Robbins & Myers, Inc.	58,236	3,031,184
Twin Disc, Inc.(a)	46,824	1,221,638

		8,245,998

Medical Supplies & Equipment — 0.6%
Orthofix International NV*	31,390	1,179,636
PSS World Medical, Inc.*(a)	69,049	1,749,702

		2,929,338

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 1.6%
Kaiser Aluminum Corp.(a)	74,258	$3,509,433
Metals USA Holdings Corp.*	112,089	1,615,202
RBC Bearings, Inc.*	61,025	2,815,083
Stillwater Mining Co.*	45,226	571,657

		8,511,375

Miscellaneous Manufacturing — 1.8%
A.O. Smith Corp	62,854	2,825,287
AZZ, Inc.	36,836	1,902,211
Carlisle Cos., Inc.	99,226	4,953,362

		9,680,860

Oil & Gas — 4.6%
Approach Resources, Inc.*(a)	142,546	5,267,075
Key Energy Services, Inc.*	274,988	4,248,565
Magnum Hunter Resources Corp.*(a)	479,030	3,070,582
Matador Resources Co.*(a)	69,071	756,327
Newpark Resources, Inc.*	464,908	3,807,597
Petroleum Development Corp.*(a)	69,252	2,568,557
Rosetta Resources, Inc.*(a)	11,874	578,976
Thermon Group Holdings, Inc.*	78,676	1,608,924
World Fuel Services Corp.	66,499	2,726,459

		24,633,062

Pharmaceuticals — 1.2%
Herbalife Ltd. (Cayman Islands)	47,758	3,286,706
Medicis Pharmaceutical Corp. (Class A Stock)	32,881	1,235,997
West Pharmaceutical Services, Inc.	48,395	2,058,239

		6,580,942

Real Estate — 0.8%
DiamondRock Hospitality Co.	193,865	1,994,871
Kennedy-Wilson Holdings, Inc.	37,430	505,305
Retail Opportunity Investments Corp.	166,177	2,000,771

		4,500,947

Real Estate Investment Trusts — 11.6%
Acadia Realty Trust	110,991	2,501,737
American Campus Communities, Inc.	147,277	6,586,227
BioMed Realty Trust, Inc.(a)	211,269	4,009,886
CBL & Associates Properties, Inc.	147,937	2,798,968
Coresite Realty Corp.	181,633	4,284,722
CreXus Investment Corp.	108,775	1,124,733
Cubesmart	185,722	2,210,092
CYS Investments, Inc.(a)	291,741	3,818,890
DuPont Fabros Technology, Inc.(a)	92,239	2,255,244
Entertainment Properties Trust(a)	104,032	4,825,004
Hudson Pacific Properties, Inc.	132,620	2,006,541
LaSalle Hotel Properties	97,883	2,754,428
LTC Properties, Inc.	14,405	460,960
MFA Financial, Inc	585,820	4,376,075
Mid-America Apartment Communities, Inc.	37,392	2,506,386
National Health Investors, Inc.	29,762	1,451,790
National Retail Properties, Inc.(a)	128,608	3,496,852
Pebblebrook Hotel Trust	118,022	2,664,937
PS Business Parks, Inc.	71,654	4,696,203
Two Harbors Investment Corp.	273,888	2,777,224

		61,606,899

Retail & Merchandising — 5.8%
Aeropostale, Inc.*	69,694	1,506,784

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Asbury Automotive Group, Inc.*	31,779	$858,033
Big Lots, Inc.*	93,306	4,014,024
Children’s Place Retail Stores, Inc. (The)*(a)	30,623	1,582,290
DineEquity, Inc.*	13,381	663,698
Express, Inc.*(a)	101,858	2,544,413
EZCORP, Inc. (Class A Stock)*	24,390	791,577
Francesca’s Holdings Corp.*(a)	27,737	876,767
Genesco, Inc.*(a)	18,104	1,297,152
GNC Holdings, Inc. (Class A Stock)	78,343	2,733,387
HSN, Inc.	56,347	2,142,876
Jos. A. Bank Clothiers, Inc.*(a)	50,644	2,552,964
Mattress Firm Holding Corp.*	66,476	2,519,440
Nu Skin Enterprises, Inc. (Class A Stock)(a)	54,387	3,149,551
Susser Holdings Corp.*	19,012	488,038
Vera Bradley, Inc.*(a)	59,454	1,794,916
Vitamin Shoppe, Inc.*	27,974	1,236,731

		30,752,641

Semiconductors — 3.0%
Cabot Microelectronics Corp.	61,787	2,402,279
Fairchild Semiconductor International, Inc.*	166,790	2,451,813
Micrel, Inc.	98,256	1,008,107
MKS Instruments, Inc.	92,664	2,736,368
Semtech Corp.*	148,410	4,223,749
Standard Microsystems Corp.*	113,111	2,926,182

		15,748,498

Services – Environmental — 0.3%
Waste Connections, Inc.	52,434	1,705,678

Services – Industrial Services — 0.8%
G & K Services, Inc. (Class A Stock)	79,271	2,711,068
On Assignment, Inc.*	102,204	1,785,504

		4,496,572

Software — 0.6%
Digi International, Inc.*	93,249	1,024,806
SYNNEX Corp.*(a)	56,258	2,145,680

		3,170,486

Telecommunications — 1.8%
ADTRAN, Inc.(a)	71,053	2,216,143
Knology, Inc.*(a)	139,525	2,539,355
Plantronics, Inc.	48,627	1,957,723
Premiere Global Services, Inc.*	286,364	2,588,731

		9,301,952

Transportation — 1.0%
Forward Air Corp.	81,152	2,975,844
Heartland Express, Inc.	143,845	2,079,999

		5,055,843

Utilities – Electrical Utilities — 2.2%
El Paso Electric Co.	321,148	10,434,099
MGE Energy, Inc.	4,579	203,262
UniSource Energy Corp.	24,518	896,623

		11,533,984

Utilities – Gas Utilities — 1.9%
Southwest Gas Corp.	236,984	10,128,696

TOTAL COMMON STOCKS (cost $449,049,048)		494,187,838

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND — 4.7%
iShares Russell 2000 Value Index Fund (cost $22,571,147)	342,708	$25,007,403

	Units
WARRANTS*
Oil & Gas
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	13,835	—

TOTAL LONG-TERM INVESTMENTS (cost $471,620,195)		519,195,241

	Shares	Value
SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $76,499,111; includes $60,869,432 of cash collateral for securities on loan)(b)(w)	76,499,111	$76,499,111

TOTAL INVESTMENTS — 112.2% (cost $548,119,306)		595,694,352
Liabilities in excess of other assets — (12.2)%		(64,549,835)

NET ASSETS — 100.0%		$531,144,517

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $59,101,758; cash collateral of $60,869,432
(included with liabilities) was received with which the
Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$494,187,838	$—	$—
Exchange Traded Fund	25,007,403	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	76,499,111	—	—

Total	$595,694,352	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.1%
BANK LOANS(c) — 4.6%

Automotive — 0.2%
Chrysler Group LLC, Tranche Term Loan B	Ba2	6.000%	05/24/17	$4,022	$4,082,008

Chemicals — 0.3%
Arizona Chemical U.S., Inc., Term Loan	Ba3	7.250%	11/19/16	— (r)	1
Arizona Chemical U.S., Inc., Term Loan	Ba3	7.250%	12/22/17	413	417,830
Cristal Inorganic Chemicals, Inc., Loan (Second Lien)	B1	6.220%	11/15/14	1,250	1,244,275

Momentive Performance Materials, Inc., Tranche Term Loan B-1B	Ba3	3.750%	05/05/15	1,340	1,284,191
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Initial Loan	B1	5.000%	09/08/17	293	285,804
Petrologistics, Loan	NR	7.000%	03/29/17	432	430,632
PolyOne Corp., Loan	Ba1	5.000%	12/20/17	399	400,122
Styron S.A.R.L., Term Loan B	B1	6.000%	08/02/17	1,002	914,185
Trinseo, Term Loan B	B1	6.750%	08/02/17	11	9,690

					4,986,730

Consumer Services — 0.1%
Realogy Corp., Extended FL Term Loan	B1	4.770%	10/10/16	1,137	1,059,268
Realogy Corp., Extended Synthetic Commitment	B1	4.544%	10/10/16	63	58,385
Realogy Corp., Synthetic LC	B1	3.295%	10/10/13	11	10,052
SCH Group, Loan (First Lien)	B1	7.625%	04/28/17	1	969
Sourcehov LLC, Term Loan (Second Lien)	Caa2	10.500%	04/30/18	875	683,594
Sourcehov LLC, Term Loan B (First Lien)	B1	6.625%	04/28/17	422	384,693

					2,196,961

Electric — 0.4%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	B2	3.743%	10/10/14	2,750	1,673,297
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Extending)	B2	3.750%	10/10/14	3,207	1,957,549
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Non-Extending)	B2	4.743%	10/10/17	3,750	2,079,674

					5,710,520

Food & Beverage — 0.1%
Advanced Pierre Foods, Loan (First Lien)	B1	7.000%	09/30/16	591	590,409
Advanced Pierre Foods, Loan (First Lien)	B1	7.500%	09/30/16	2	1,498
Advanced Pierre Foods, Loan (Second Lien)	B1	11.250%	09/29/17	420	422,801

					1,014,708

Gaming — 0.5%
Caesars Entertainment Operating Co., Inc., Term Loan B-2	B2	3.242%	01/28/15	2,062	1,961,984
Caesars Entertainment Operating Co., Inc., Term Loan B-2	B2	3.242%	01/28/15	3,838	3,651,335
CCM Merger, Inc., Term Loan	B3	7.000%	03/01/17	1,419	1,420,211
Mohegan Tribal Gaming Authority, Term Loan	B3	8.500%	03/31/16	675	684,565

					7,718,095

Gas Pipelines — 0.2%
Energy Transfer Equity LP, Term Loan	Ba2	3.750%	03/23/17	3,560	3,491,043

Healthcare
Emdeon, Inc., Term B Loan	BB-(d)	6.750%	11/02/18	125	126,299

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare (cont’d.)
inVentiv Health, Inc., Consolidated Term Loan	B1	6.500%	08/04/16	$173	$163,874

					290,173

Life Insurance
CNO Financial Group, Inc., Loan B-1	B1	6.250%	09/30/16	395	396,949

Media – Cable
Bresnan Broadband Holdings LLC, Term Loan B	Ba3	4.500%	12/14/17	889	887,008
Bresnan Communications, Term Loan B	Ba3	5.250%	12/14/17	2	2,246

					889,254

Media – Non Cable — 1.0%
Barrington Broadcasting, Tranche Term Loan 2	B2	7.500%	06/14/17	384	385,465
Cenveo Corp., Term B Facility	Ba3	6.250%	12/21/16	573	573,216
Clear Channel Communications, Inc., Tranche Term Loan B	Caa1	3.891%	01/29/16	2,978	2,408,500
Cumulus Radio, Term Loan B	Ba2	5.750%	09/17/18	1,246	1,252,071
Entercom Radio LLC, Term Loan B	Ba3	6.250%	11/23/18	308	309,205
Entercom Radio LLC, Term Loan B	Ba3	7.250%	11/23/18	9	8,710
High Plains Broadcasting, Inc., Term Loan	B2	9.000%	09/14/16	150	149,458
Hubbard Radio LLC, Term Loan (First Lien)	Ba3	5.250%	04/28/17	496	496,870
Hubbard Radio LLC, Term Loan (Second Lien)	Caa1	8.750%	04/30/18	150	151,688
Intelsat Jackson Holdings SA, Tranche Term Loan B	B1	5.250%	04/02/18	898	903,628
Media General, Inc., Term Loan	NR	7.493%	03/29/13	1,827	1,739,144
Media General, Inc., Term Loan	NR	7.571%	03/29/13	540	514,256
MTL Publishing LLC, Loan	Ba3	6.000%	03/01/18	300	301,425
Newport Television LLC, Term Loan	B2	9.000%	09/14/16	541	540,556
Radio One, Inc., Term Loan	B2	7.500%	03/31/16	1,124	1,113,829
Radio One, Inc., Term Loan	B2	8.250%	03/31/16	30	29,930
Tl Acquisitions, Inc., Loan	B2	2.490%	07/03/14	1,359	1,251,028
Univision Communications, Inc., Extended Term Loan (First Lien)	B2	4.491%	03/31/17	2,225	2,062,442
Univision Communications, Inc., Initial Term Loan	B2	2.241%	09/29/14	632	621,509
Vertis, Inc., Term Loan	Caa1	11.750%	12/21/15	1,758	421,830

					15,234,760

Metals & Mining
Noranda Aluminum Acquisition Corp., Term Loan B	BB-(d)	5.750%	02/28/19	452	454,571

Non Captive – Diversified — 0.1%
iStar Financial, Inc., Tranche Loan A-1	B1	5.000%	06/28/13	1,047	1,044,071

Other Industrials — 0.1%
Milacron Holdings, Inc., Term Loan 1	B1	7.500%	05/15/17	839	837,088
Sensus USA, Inc., Term Loan (Second Lien)	Caa1	8.500%	05/09/18	125	124,271

					961,359

Packaging — 0.1%
Reynolds Group Holdings, Inc., Tranche Term Loan B	Ba3	6.500%	02/09/18	612	618,025

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Packaging (cont’d.)
Reynolds Group Holdings, Inc., Tranche Term Loan B	Ba3	6.500%	08/09/18	$789	$799,012

					1,417,037

Pharmaceuticals — 0.2%
Axcan Pharma, Inc., Term Loan	B1	5.500%	02/10/17	2,549	2,517,600
Catalent Pharma Solutions, Inc., Dollar Term Loan	Ba3	4.241%	09/15/16	984	973,421

					3,491,021

Real Estate Investment Trusts
Tishman Speyer Office, Term Loan	NR	8.250%	05/04/12	390	389,025

Restaurants — 0.1%
Burger King Corp., Tranche Term Loan B 2011	Ba3	4.500%	10/19/16	942	940,059

Retailers — 0.4%
BCBG Max Azria, Term Loan	B3	13.750%	06/09/15	697	657,029
Claire’s Stores, Inc., Term Loan B	B3	2.991%	05/29/14	1,651	1,567,995
Claire’s Stores, Inc., Term Loan B	B3	3.301%	05/29/14	711	675,045
Gymboree Corp., Term Loan 2011	B1	5.000%	02/23/18	2,234	2,113,399
Gymboree Corp., Term Loan 2011	B1	5.750%	02/23/18	6	5,350
J. Crew Group, Inc., Loan	B1	4.750%	03/07/18	744	730,500

					5,749,318

Supermarkets
SUPERVALU, Inc., Term Advance B-3	BB(d)	4.500%	04/30/18	417	416,686

Technology — 0.7%
Avaya, Inc., Term Loan B-1	B1	3.241%	10/24/14	490	473,612
Avaya, Inc., Term Loan B-3	B1	4.991%	10/26/17	983	948,398
Blackboard, Inc., Term Loan	B1	7.500%	10/04/18	2,993	2,973,797
CDW LLC, Extended Term Loan	B2	4.000%	07/15/17	801	774,700
CDW LLC, Non-Extended Term Loan	B2	3.742%	10/10/14	435	432,975
Eastman Kodak Co., Term Loan (DIP)	B1	8.500%	07/20/13	603	613,034
First Data Corp., Non-Extended Term Loan B-3	B1	2.992%	09/24/14	1,177	1,132,947
Freescale Semiconductor, Inc., Tranche Term Loan B-1	B1	4.491%	12/01/16	1,731	1,681,741
GO Daddy Group, Inc., Initial Term Loan	Ba3	5.500%	12/17/18	995	995,000
NXP BV/NXP Funding LLC, Tranche Loan A-2	B3	5.250%	02/16/19	650	643,500
NXP BV/NXP Funding LLC, Tranche Loan A-2	B3	5.250%	01/01/40	1	798
NXP BV/NXP Funding LLC, Tranche Loan A-2	B3	5.500%	03/04/17	318	317,407

					10,987,909

Wirelines — 0.1%
Level 3 Financing, Inc., Tranche Term Loan B III	Ba3	5.750%	09/01/18	1,450	1,462,992

TOTAL BANK LOANS (cost $76,720,670)					73,325,249

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A (cost 5,163,672)	NR	1.992%(c)	11/15/15	5,602	5,238,043

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 86.6%

Aerospace/Defense — 1.3%
Alliant Techsystems, Inc., Gtd. Notes(a)	Ba3	6.875%		09/15/20	$4,000	$4,270,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500%		07/01/18	3,300	3,646,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%		03/15/22	2,050	1,993,625
Colt Defense LLC/Colt Finance Corp., Gtd. Notes(a)	Caa1	8.750%		11/15/17	2,000	1,345,000
CPI International, Inc., Gtd. Notes	B3	8.000%		02/15/18	580	511,850
Ducommun, Inc., Gtd. Notes	B3	9.750%		07/15/18	750	795,000
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%		08/01/20	2,000	2,210,000
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes	B3	10.000%		06/01/17	287	310,678
L-3 Communications Corp., Gtd. Notes	Ba1	6.375%		10/15/15	300	307,125
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%		01/15/15	57	57,712
SRA International, Inc., Gtd. Notes, 144A(a)	Caa1	11.000%		10/01/19	975	1,028,625
TransDigm, Inc., Gtd. Notes	B3	7.750%		12/15/18	3,725	4,032,312

						20,508,427

Airlines — 0.3%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	7.875%		01/02/20	529	530,058
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates(a)	Ba3	9.558%		03/01/21	738	779,051
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates(a)	Ba3	9.798%		04/01/21	2,161	2,290,580
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	Baa3	6.636%		01/02/24	779	825,992
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.750%		01/15/18	918	1,051,539

						5,477,220

Automotive — 1.7%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%		01/15/17	300	335,250
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(a)	B2	8.000%		06/15/19	2,052	2,062,260
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(a)	B2	8.250%		06/15/21	2,762	2,789,620
Dana Holding Corp., Sr. Unsec’d. Notes(a)	B2	6.500%		02/15/19	1,075	1,139,500
Delphi Corp., Gtd. Notes, 144A(a)	Ba2	5.875%		05/15/19	600	633,000
Delphi Corp., Gtd. Notes, 144A(a)	Ba2	6.125%		05/15/21	500	532,500
Ford Motor Co., Sr. Unsec’d. Notes(a)	Ba2	7.450%		07/16/31	6,000	7,335,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.875%		08/02/21	1,250	1,348,238
Goodyear Tire & Rubber Co/The, Gtd. Notes(a)	B1	7.000%		05/15/22	1,313	1,276,892
J.B. Poindexter & Co., Inc., Gtd. Notes	B2	8.750%		03/15/14	322	322,805
J.B. Poindexter & Co., Inc., Sr. Notes, 144A	B2	9.000%		04/01/22	718	738,642
Lear Corp., Gtd. Notes	Ba2	7.875%		03/15/18	3,050	3,324,500
Navistar International Corp., Gtd. Notes	B1	8.250%		11/01/21	907	988,630
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	B1	7.750%		02/15/17	1,575	1,665,562
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	8.500%		02/15/19	1,700	1,814,750

						26,307,149

Banking — 1.2%
BAC Capital Trust VI, Ltd. Gtd. Notes	Ba1	5.625%		03/08/35	360	333,173
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	(c)	12/29/49	7,006	7,184,233

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., Jr. Sub. Notes	Ba3	8.125%	(c)	12/29/49	$850	$875,143
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.875%		01/05/21	1,335	1,412,216
Bank of America Corp., Sub. Notes	Baa2	5.750%		08/15/16	1,400	1,457,749
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Ba1	7.700%		12/31/26	1,575	1,567,125
Countrywide Capital III, Ltd. Gtd. Notes	Ba1	8.050%		06/15/27	200	202,000
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	7.750%		05/14/38	420	458,398
NB Capital Trust II, Ltd. Gtd. Notes	Ba1	7.830%		12/15/26	475	475,000
NB Capital Trust IV, Ltd. Gtd. Notes	Ba1	8.250%		04/15/27	750	765,000
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba2	7.648%	(c)	08/29/49	1,200	1,024,140
Royal Bank of Scotland NV (Netherlands), Sub. Notes, MTN	A3	1.175%	(c)	03/09/15	270	232,232
Royal Bank of Scotland PLC (The) (United Kingdom), Notes, MTN	BBB-(d)	9.500%	(c)	03/16/22	226	235,662
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	Baa3	5.570%	(c)	12/31/49	2,660	2,513,700

						18,735,771

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A(i)	NR	8.160%		05/30/24	15	34,029
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes	B2	8.750%		04/15/18	560	571,200

						605,229

Building Materials — 1.3%
American Standard Americas, Sr. Sec’d. Notes, 144A	Caa1	10.750%		01/15/16	225	162,000
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.875%		08/15/18	950	998,688
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba1	7.000%		02/15/20	4,800	5,100,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba3	7.500%		03/15/20	725	768,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B-(d)	9.875%		04/30/19	2,000	1,920,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(a)	B-(d)	9.500%		12/14/16	3,125	3,117,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	B-(d)	9.000%		01/11/18	1,400	1,319,500
Gibraltar Industries, Inc., Gtd. Notes	B2	8.000%		12/01/15	1,000	1,025,000
Masco Corp., Sr. Unsec’d. Notes	Ba2	5.950%		03/15/22	650	651,513
Masonite International Corp. (Canada), Gtd. Notes, 144A	B+(d)	8.250%		04/15/21	300	312,000
New Enterprise Stone & Lime Co., Gtd. Notes	Caa3	11.000%		09/01/18	1,000	830,000
New Enterprise Stone & Lime Co., Gtd. Notes, PIK, 144A	Caa1	13.000%		03/15/18	565	583,362
Nortek, Inc., Gtd. Notes(a)	B(d)	8.500%		04/15/21	850	841,500
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba2	6.500%		12/01/16	515	552,338
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba2	7.500%		06/15/21	2,000	2,215,000

						20,396,901

Chemicals — 2.8%
Celanese US Holdings LLC, Gtd. Notes(a)	Ba3	6.625%		10/15/18	1,000	1,065,000
Chemtura Corp., Gtd. Notes	B1	7.875%		09/01/18	1,000	1,075,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	Caa1	9.000%		11/15/20	5,760	5,356,800

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(a)	B3	8.875%	02/01/18	$400	$414,000
Huntsman International LLC, Gtd. Notes(a)	B1	5.500%	06/30/16	1,550	1,548,062
JM Huber Corp., Sr. Unsec’d. Notes, 144A	B2	9.875%	11/01/19	685	712,400
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	2,000	2,135,000
Lyondell Chemical Co., Gtd. Notes	Ba2	11.000%	05/01/18	4,506	4,979,220
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A(a)	Ba2	6.000%	11/15/21	2,700	2,835,000
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.000%	04/15/19	2,600	2,600,000
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.750%	04/15/24	1,600	1,596,000
Momentive Performance Materials, Inc., Sec’d. Notes(a)	Caa1	9.000%	01/15/21	1,300	1,137,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Gtd. Notes, 144A	B3	8.375%	03/01/18	3,275	3,242,250
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(a)	Ba2	8.375%	11/01/16	2,750	3,052,500
Omnova Solutions, Inc., Gtd. Notes	B2	7.875%	11/01/18	560	536,200
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%	09/15/20	1,684	1,785,040
Quality Distribution LLC/Q.D. Capital Corp., Sec’d. Notes	B3	9.875%	11/01/18	275	301,812
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	3,550	3,905,000
Solutia, Inc., Gtd. Notes(a)	B1	7.875%	03/15/20	2,050	2,403,625
Taminco Global Chemical Corp., Sec’d. Notes, 144A(a)	Caa1	9.750%	03/31/20	2,225	2,314,000
Texas Petrochemical Corp., Sr. Sec’d. Notes	B1	8.250%	10/01/17	1,900	1,990,250

					44,984,659

Construction Machinery — 1.6%
BakerCorp International, Inc., Sr. Notes, 144A	Caa1	8.250%	06/01/19	750	772,500
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	2,650	2,822,250
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17	1,825	2,121,562
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	620	644,800
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes(a)	Caa1	8.250%	02/01/21	1,425	1,517,625
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20	875	881,562
Terex Corp., Sr. Sub. Notes(a)	Caa1	8.000%	11/15/17	3,685	3,813,975
United Rentals North America, Inc., Gtd. Notes(a)	Caa1	8.375%	09/15/20	2,675	2,768,625
United Rentals North America, Inc., Gtd. Notes(a)	B3	9.250%	12/15/19	3,962	4,368,105
UR Financing Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	B3	7.375%	05/15/20	1,585	1,620,663
UR Financing Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	B3	7.625%	04/15/22	3,730	3,832,574

					25,164,241

Consumer Products — 0.7%
American Achievement Corp., Sec’d. Notes, 144A	B3	10.875%	04/15/16	2,860	2,073,500
Armored AutoGroup, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.250%	11/01/18	2,000	1,670,000
Prestige Brands, Inc., Gtd. Notes, 144A	B3	8.125%	02/01/20	157	170,149
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	1,000	1,077,500
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.500%	06/15/18	1,640	1,849,100

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Consumer Products (cont’d.)
Visant Corp., Gtd. Notes	Caa1	10.000%	10/01/17	$4,361	$4,072,084

					10,912,333

Consumer Services — 0.9%
Corrections Corp. of America, Gtd. Notes	Ba1	7.750%	06/01/17	1,000	1,090,000
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	1,100	1,171,500
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	2,530	2,542,650
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	06/15/17	2,250	2,514,375
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,000	3,247,500
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	3,305	3,445,462

					14,011,487

Diversified Manufacturing — 1.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	264	273,900
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%	03/15/18	1,835	1,963,450
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18	3,570	3,690,487
RBS Global, Inc./Rexnord LLC, Gtd. Notes(a)	Caa1	8.500%	05/01/18	4,250	4,558,125
Rexel SA (France), Gtd. Notes, 144A	Ba2	6.125%	12/15/19	1,025	1,037,812
SPX Corp., Gtd. Notes(a)	Ba2	6.875%	09/01/17	1,000	1,095,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18	1,013	1,121,898
WireCo WorldGroup, Inc., Gtd. Notes	B2	9.500%	05/15/17	3,950	4,078,375

					17,819,047

Electric — 3.2%
AES Corp. (The), Sr. Unsec’d. Notes(a)	Ba3	7.750%	03/01/14	1,000	1,080,000
AES Corp. (The), Sr. Unsec’d. Notes(a)	Ba3	7.750%	10/15/15	5,025	5,602,875
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	100	112,625
AES Corp. (The), Sr. Unsec’d. Notes(a)	Ba3	9.750%	04/15/16	1,125	1,316,250
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%	11/30/25	115	129,231
AES Red Oak LLC, Sr. Sec’d. Notes	B2	8.540%	11/30/19	1,068	1,131,884
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.250%	10/15/17	6,785	7,192,100
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.500%	02/15/21	6,880	7,344,400
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	975	990,586
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(i)	D(d)	7.125%	05/15/18	2,000	1,310,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)(i)	D(d)	7.750%	06/01/19	2,000	1,315,000
Dynegy Roseton LLC/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates(i)	D(d)	7.670%	11/08/16	3,800	2,356,000
Edison Mission Energy, Sr. Unsec’d. Notes	Caa3	7.000%	05/15/17	600	378,000
Edison Mission Energy, Sr. Unsec’d. Notes	Caa3	7.200%	05/15/19	2,000	1,240,000
Energy Future Holdings Corp., Sr. Sec’d. Notes(a)	Caa3	9.750%	10/15/19	283	290,782
Energy Future Holdings Corp., Sr. Sec’d. Notes(a)	Caa3	10.000%	01/15/20	125	135,625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes(a)	Caa3	10.000%	12/01/20	5,500	5,995,000
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%	06/30/17	4,829	4,925,346
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18	2,600	2,606,500
NRG Energy, Inc., Gtd. Notes(a)	B1	7.625%	05/15/19	2,400	2,316,000
NRG Energy, Inc., Gtd. Notes(a)	B1	7.875%	05/15/21	2,625	2,520,000
NRG Energy, Inc., Gtd. Notes(a)	B1	8.250%	09/01/20	1,075	1,058,875
Reliant Energy Mid Atlantic, Pass-Through Certificates	Ba1	9.681%	07/02/26	90	84,600

					51,431,679

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment — 1.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	$6,795	$6,404,288
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	1,000	1,122,500
Cinemark USA, Inc., Gtd. Notes(a)	B3	7.375%	06/15/21	450	482,625
Cinemark USA, Inc., Gtd. Notes	B2	8.625%	06/15/19	966	1,072,260
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	12/15/17	3,025	3,319,937
Regal Cinemas Corp., Gtd. Notes(a)	B2	8.625%	07/15/19	1,075	1,174,438
Regal Entertainment Group, Gtd. Notes	B3	9.125%	08/15/18	780	854,100
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	Baa2	8.875%	11/15/15	115	124,975
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	1,315	1,380,750
WMG Acquisition Corp., Gtd. Notes, 144A	B3	11.500%	10/01/18	1,945	2,081,150
WMG Acquisition Corp., Sr. Sec’d. Notes(a)	Ba2	9.500%	06/15/16	6,335	6,905,150
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	1,575	1,716,750

					26,638,923

Food & Beverage — 2.1%
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	2,825	2,895,653
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	B3	8.625%	05/01/16	3,915	4,012,875
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(a)	B2	9.000%	12/15/17	4,880	4,977,600
Constellation Brands, Inc., Gtd. Notes(a)	Ba2	7.250%	05/15/17	1,000	1,132,500
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	525	585,375
Dean Foods Co., Gtd. Notes(a)	B2	7.000%	06/01/16	675	693,562
Dean Foods Co., Gtd. Notes	B2	9.750%	12/15/18	200	221,250
Del Monte Corp., Gtd. Notes(a)	B3	7.625%	02/15/19	1,925	1,915,375
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes	B1	11.625%	05/01/14	2,475	2,883,375
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	3,110	3,008,925
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	B1	8.250%	02/01/20	3,071	3,155,452
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	3,005	3,301,744
Pilgrim’s Pride Corp., Gtd. Notes(a)	Caa1	7.875%	12/15/18	580	578,550
Simmons Foods, Inc., Sec’d. Notes, 144A	Caa2	10.500%	11/01/17	1,000	963,750
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	1,750	2,047,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	7.750%	07/01/17	785	887,050

					33,260,536

Gaming — 4.7%
American Casino & Entertainment Properties LLC, Sr. Sec’d. Notes	B3	11.000%	06/15/14	1,100	1,166,000
Boyd Gaming Corp., Gtd. Notes(a)	B3	9.125%	12/01/18	2,300	2,394,875
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(a)	Caa2	12.750%	04/15/18	3,850	3,339,875
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B2	11.250%	06/01/17	4,100	4,469,000
CCM Merger, Inc., Gtd. Notes, 144A(a)	Caa2	9.125%	05/01/19	1,975	1,994,750
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	Ca	8.000%	11/15/13	672	480,480
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK(a)	Caa2	11.500%	01/15/17	2,798	3,098,778
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes	B1	7.625%	01/15/16	250	263,750

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gaming (cont’d.)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	B3	10.500%		07/01/19	$850	$876,562
Isle of Capri Casinos, Inc., Gtd. Notes(a)	Caa1	7.000%		03/01/14	1,102	1,096,490
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.750%		03/15/19	3,625	3,661,250
Marina District Finance Co., Inc., Sr. Sec’d. Notes(a)	B2	9.500%		10/15/15	1,700	1,551,250
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875%		08/15/18	500	448,750
MCE Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes(a)	B1	10.250%		05/15/18	1,074	1,205,565
MGM Resorts International, Gtd. Notes	B3	6.750%		04/01/13	1,000	1,031,250
MGM Resorts International, Gtd. Notes(a)	B3	7.625%		01/15/17	5,300	5,472,250
MGM Resorts International, Gtd. Notes(a)	B3	7.750%		03/15/22	6,794	6,912,895
MGM Resorts International, Gtd. Notes	B3	10.000%		11/01/16	1,375	1,540,000
MGM Resorts International, Gtd. Notes, 144A(a)	B3	8.625%		02/01/19	2,185	2,343,412
MGM Resorts International, Sr. Sec’d. Notes(a)	Ba2	9.000%		03/15/20	550	611,875
MGM Resorts International, Sr. Sec’d. Notes(a)	Ba2	10.375%		05/15/14	2,000	2,267,500
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%		11/15/17	425	480,781
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%		11/15/13	3,150	3,650,062
MTR Gaming Group, Inc., Sec’d. Notes	Caa1	11.500%		08/01/19	1,131	1,119,319
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes(a)	Caa1	10.750%		08/15/17	1,230	1,359,150
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375%		08/15/15	1,850	1,951,750
Pinnacle Entertainment, Inc., Gtd. Notes(a)	B3	7.750%		04/01/22	550	576,125
Pinnacle Entertainment, Inc., Gtd. Notes(a)	B3	8.750%		05/15/20	1,430	1,562,275
Scientific Games International, Inc., Gtd. Notes(a)	B1	9.250%		06/15/19	1,250	1,384,375
Seminole Hard Rock Entertainment, Inc., Sr. Sec’d. Notes, 144A	B2	2.974	%(c)	03/15/14	1,000	985,000
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%		10/01/17	775	839,906
Seneca Gaming Corp., Gtd. Notes, 144A	B2	8.250%		12/01/18	2,100	2,147,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B3	8.625%		04/15/16	3,295	3,492,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.750%		08/15/20	1,000	1,098,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.875%		11/01/17	1,250	1,362,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 144A(a)	Ba2	5.375%		03/15/22	1,625	1,584,375
Yonkers Racing Corp., Sec’d. Notes, 144A(a)	B1	11.375%		07/15/16	3,828	4,105,530

						73,926,405

Gas Distributors — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(a)	Ba2	6.750%		05/20/20	553	561,295
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	Ba2	7.000%		05/20/22	1,406	1,434,120
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%		05/20/21	859	871,885
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	B2	6.500%		05/01/21	1,150	1,037,875

						3,905,175

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas Pipelines — 1.1%
Chesapeake Midstream Partners LP/CHKM Finance Corp., Gtd. Notes, 144A	Ba3	6.125%	07/15/22	$523	$526,922
Copano Energy LLC/Copano Energy Finance Corp., Gtd. Notes(a)	B1	7.125%	04/01/21	973	1,024,082
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.250%	06/01/18	710	794,832
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200%	02/01/22	227	237,478
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	B2	7.875%	12/15/18	820	836,400
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A	B2	7.875%	12/15/18	520	527,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%	06/15/22	615	645,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(a)	Ba3	6.750%	11/01/20	2,085	2,251,800
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%	07/15/21	1,265	1,340,900
Semgroup LP, Escrow Bonds, 144A	NR	Zero	12/31/49	2,555	2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21	1,400	1,456,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	2,000	2,140,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	8.250%	07/01/16	3,950	4,157,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	Ba3	6.375%	08/01/22	1,775	1,801,625

					17,740,966

Healthcare — 6.3%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	2,800	2,982,000
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	3,925	3,203,781
Accellent, Inc., Sr. Sec’d. Notes(a)	B1	8.375%	02/01/17	2,437	2,449,185
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B-(d)	8.000%	12/01/16	4,050	3,007,125
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	300	313,875
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(a)	B3	12.375%	11/01/14	975	972,562
Biomet, Inc., Gtd. Notes(a)	Caa1	11.625%	10/15/17	1,475	1,594,844
Biomet, Inc., Gtd. Notes, PIK(a)	B3	10.375%	10/15/17	2,775	2,990,063
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17	7,000	7,175,000
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	1,543	1,598,934
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(a)	B3	8.000%	11/15/19	6,795	7,025,950
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(a)	Caa1	10.500%	12/15/18	4,200	4,315,500
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	924	951,720
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A(a)	Ba2	5.875%	01/31/22	826	848,715
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A(a)	Ba2	6.500%	09/15/18	450	490,500
HCA, Inc., Gtd. Notes(a)	B3	7.500%	02/15/22	6,172	6,573,180
HCA, Inc., Gtd. Notes(a)	B3	8.000%	10/01/18	850	926,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	4,500	4,505,625
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	2,250	2,362,500
HCA, Inc., Sr. Sec’d. Notes(a)	Ba3	7.875%	02/15/20	2,000	2,197,500
HCA, Inc., Sr. Unsec’d. Notes	B3	5.750%	03/15/14	1,650	1,711,875
HCA, Inc., Sr. Unsec’d. Notes(a)	B3	6.375%	01/15/15	7,350	7,754,250

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare (cont’d.)
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	$1,070	$1,134,200
Health Management Associates, Inc., Sr. Unsec’d. Notes, 144A(a)	B3	7.375%	01/15/20	650	663,000
Healthsouth Corp., Gtd. Notes	B2	7.250%	10/01/18	2,925	3,122,438
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	Caa1	8.375%	05/15/19	2,678	2,604,355
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18	2,979	2,681,100
inVentiv Health, Inc., Sr. Notes, 144A	Caa2	10.000%	08/15/18	700	633,500
Kindred Healthcare, Inc., Gtd. Notes(a)	B3	8.250%	06/01/19	1,800	1,568,250
Kinetic Concepts Inc/KCI USA, Inc., Gtd. Notes, 144A(a)	Caa1	12.500%	11/01/19	2,250	2,115,000
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	925	971,250
Multiplan, Inc., Gtd. Notes, 144A(a)	Caa1	9.875%	09/01/18	2,000	2,160,000
National Mentor Holdings, Inc., Gtd. Notes, 144A	Caa2	12.500%	02/15/18	1,400	1,358,000
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba2	5.875%	03/15/24	750	735,000
Omnicare, Inc., Gtd. Notes	Ba3	7.750%	06/01/20	834	925,740
OnCure Holdings, Inc., Sec’d. Notes	Caa1	11.750%	05/15/17	1,140	746,700
Physio-Control International, Inc., Sr. Sec’d. Notes, 144A	B2	9.875%	01/15/19	375	393,750
PSS World Medical, Inc., Gtd. Notes, 144A	Ba3	6.375%	03/01/22	550	565,125
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	1,275	1,268,625
ResCare, Inc., Gtd. Notes	B-(d)	10.750%	01/15/19	1,575	1,740,375
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	B1	10.000%	05/01/18	1,250	1,431,250
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	B1	6.250%	11/01/18	3,620	3,737,650
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	Caa1	8.000%	08/01/20	1,184	1,219,520
USPI Finance Corp., Sr. Unsec’d. Notes, 144A	CCC+(d)	9.000%	04/01/20	750	772,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	7.750%	02/01/19	680	676,600
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes(a)	B3	8.000%	02/01/18	935	953,700
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes, 144A	B3	7.750%	02/01/19	600	597,000

					100,725,812

Home Construction — 0.6%
DR Horton, Inc., Gtd. Notes	Ba2	5.625%	01/15/16	305	321,012
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15	1,025	720,062
KB Home, Gtd. Notes	B2	6.250%	06/15/15	353	345,940
Lennar Corp., Gtd. Notes	B2	5.600%	05/31/15	225	235,125
Lennar Corp., Gtd. Notes	B2	6.950%	06/01/18	450	477,000
Lennar Corp., Gtd. Notes	B2	12.250%	06/01/17	495	636,075
M/I Homes, Inc., Gtd. Notes	Caa1	8.625%	11/15/18	675	675,000
MDC Holdings, Inc., Gtd. Notes	Baa3	5.625%	02/01/20	505	497,341
Meritage Homes Corp., Sr. Notes, 144A	B1	7.000%	04/01/22	275	275,688
Standard Pacific Corp., Gtd. Notes(a)	B3	8.375%	05/15/18	2,550	2,712,563
Standard Pacific Corp., Gtd. Notes(a)	B3	8.375%	01/15/21	1,075	1,128,750
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16	245	281,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Notes	B2	7.750%	04/15/20	1,375	1,375,000

					9,681,306

Independent Energy — 4.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(a)	B3	9.625%	10/15/18	1,000	1,007,500
Bill Barrett Corp., Gtd. Notes	B1	7.000%	10/15/22	300	289,500

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	$1,400	$1,540,000
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.775%	03/15/19	1,000	992,500
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	9.500%	02/15/15	2,375	2,719,375
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes, 144A	Ba3	6.625%	11/15/19	625	620,312
Comstock Resources, Inc., Gtd. Notes	B2	7.750%	04/01/19	300	279,000
Comstock Resources, Inc., Gtd. Notes(a)	B2	8.375%	10/15/17	1,917	1,864,282
Concho Resources, Inc., Gtd. Notes	B1	6.500%	01/15/22	1,575	1,661,625
Continental Resources Inc/OK, Gtd. Notes, 144A(a)	Ba2	5.000%	09/15/22	1,061	1,066,305
Denbury Resources, Inc., Gtd. Notes(a)	B1	6.375%	08/15/21	1,025	1,083,938
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	2,345	2,620,538
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	375	411,562
Energy XXI Gulf Coast, Inc., Gtd. Notes	Caa1	7.750%	06/15/19	200	206,000
Energy XXI Gulf Coast, Inc., Gtd. Notes	Caa1	9.250%	12/15/17	800	866,000
Forest Oil Corp., Gtd. Notes(a)	B1	7.250%	06/15/19	1,700	1,661,750
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	250	267,500
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%	10/01/17	4,050	4,293,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B1	7.625%	04/15/21	400	432,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B1	8.000%	02/15/20	1,660	1,792,800
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A(a)	B2	6.250%	11/01/19	1,875	1,818,750
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.500%	05/15/19	2,475	2,425,500
McMoran Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	3,000	3,165,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B3	6.500%	03/15/21	2,200	2,304,500
Newfield Exploration Co., Sr. Sub. Notes(a)	Ba2	6.875%	02/01/20	725	759,438
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	3,479	3,661,648
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes, 144A	Caa1	9.750%	02/15/17	1,250	1,068,750
OGX Austria GmbH (Austria), Gtd. Notes, 144A	B1	8.375%	04/01/22	530	535,300
Penn Virginia Corp., Gtd. Notes(a)	B3	10.375%	06/15/16	1,200	1,176,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	6.250%	06/01/19	1,000	1,132,500
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	1,075	1,229,531
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	2,963	3,484,983
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	1,267	1,549,680
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	1,225	1,280,125
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	04/01/20	2,650	2,888,500
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%	10/01/22	725	718,656
Range Resources Corp., Gtd. Notes	Ba3	5.000%	08/15/22	650	641,875
Range Resources Corp., Gtd. Notes	Ba3	5.750%	06/01/21	2,600	2,730,000
Range Resources Corp., Gtd. Notes	Ba3	6.750%	08/01/20	750	813,750
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	1,000	1,052,500
Range Resources Corp., Gtd. Notes	Ba3	8.000%	05/15/19	650	713,375
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B1	9.750%	02/15/20	4,025	4,075,312
SM Energy Co., Sr. Unsec’d. Notes	B1	6.500%	11/15/21	1,300	1,384,500
SM Energy Co., Sr. Unsec’d. Notes(a)	B1	6.625%	02/15/19	625	662,500
Swift Energy Co., Gtd. Notes	B3	8.875%	01/15/20	1,125	1,226,250
Swift Energy Co., Gtd. Notes, 144A(a)	B3	7.875%	03/01/22	715	736,450
Venoco, Inc., Gtd. Notes	Caa1	8.875%	02/15/19	241	220,515
W&T Offshore, Inc., Gtd. Notes(a)	Caa1	8.500%	06/15/19	1,866	1,973,295

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.250%		01/15/17	$3,350	$3,333,250
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba1	6.000%		01/15/22	2,125	2,125,000

						76,562,920

Life Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs.(a)	Baa2	8.175%	(c)	05/15/68	3,470	3,672,995
CNO Financial Group, Inc., Sr. Sec’d. Notes, 144A	B1	9.000%		01/15/18	1,100	1,188,000
Hartford Financial Services Group, Inc., Jr. Sub. Debs.(a)	Ba1	8.125%	(c)	06/15/68	500	533,750

						5,394,745

Lodging — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes(a)	B2	6.750%		06/01/19	1,375	1,388,750
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14	1,565	1,784,100
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	6.000%		11/01/20	585	620,100
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	6.375%		03/15/15	5,250	5,341,875
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	9.000%		05/15/17	1,000	1,106,250
Host Hotels & Resorts LP, Gtd. Notes, 144A(a)	Ba1	6.000%		10/01/21	350	373,625
Host Hotels & Resorts LP, Sr. Notes, 144A	Ba1	5.250%		03/15/22	1,200	1,194,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(a)	Ba1	7.250%		03/15/18	640	684,800

						12,493,500

Media – Cable — 5.5%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(a)	B3	8.000%		12/15/18	1,150	1,184,500
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	7.750%		04/15/18	650	679,250
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.000%		04/15/20	475	502,312
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%		09/15/17	2,504	2,726,230
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%		11/30/16	6,235	7,107,890
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B1	6.500%		04/30/21	2,330	2,411,550
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.625%		01/31/22	159	164,963
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%		01/15/19	93	98,580
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B1	7.375%		06/01/20	1,195	1,296,575
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B1	7.875%		04/30/18	1,700	1,836,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%		04/30/20	1,400	1,554,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	B3	8.625%		11/15/17	6,230	6,689,463
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%		02/01/16	1,050	1,044,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18	850	947,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%		04/15/14	5,950	6,619,375
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%		02/15/19	2,620	3,013,000
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	Ba3	6.750%		11/15/21	3,925	4,086,906
Dish DBS Corp., Gtd. Notes(a)	Ba2	6.750%		06/01/21	2,880	3,103,200

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Cable (cont’d.)
Echostar DBS, Gtd. Notes	Ba2	6.625%	10/01/14	$4,300	$4,687,000
Echostar DBS, Gtd. Notes	Ba2	7.125%	02/01/16	950	1,050,938
Echostar DBS, Gtd. Notes(a)	Ba2	7.875%	09/01/19	215	247,250
Harron Communications LP/Harron Finance Corp., Sr. Notes, 144A	Caa1	9.125%	04/01/20	655	676,288
Insight Communications Co., Inc., Sr. Unsec’d. Notes, 144A	B3	9.375%	07/15/18	1,000	1,142,500
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500%	10/15/15	300	309,000
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.125%	08/15/19	935	1,015,644
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes, 144A	B3	7.250%	02/15/22	545	550,450
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18	2,400	2,280,000
Ono Finance II PLC (Ireland), Gtd. Notes, 144A(a)	Caa1	10.875%	07/15/19	625	568,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/17	1,555	1,679,400
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	4,000	4,420,000
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20	550	561,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Ba3	7.250%	11/15/21	2,075	2,194,312
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22	2,315	2,390,237
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	5,150	5,690,750
Videotron Ltee (Canada), Gtd. Notes, 144A	Ba1	5.000%	07/15/22	2,775	2,747,250
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(a)	Ba2	5.250%	02/15/22	515	510,494
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	8.375%	10/15/19	805	901,600
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	9.500%	08/15/16	7,100	8,005,250

					86,694,407

Media – Non Cable — 5.3%
Allbritton Communications Co., Sr. Unsec’d. Notes(a)	B2	8.000%	05/15/18	1,000	1,067,500
AMC Networks, Inc., Gtd. Notes, 144A(a)	B2	7.750%	07/15/21	2,575	2,871,125
Belo Corp., Sr. Unsec’d. Notes	Ba3	6.750%	05/30/13	2,000	2,082,500
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(a)	Caa2	10.500%	01/15/15	2,425	1,824,812
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18	3,200	3,040,000
Clear Channel Communications, Inc., Gtd. Notes(a)	Ca	10.750%	08/01/16	850	641,750
Clear Channel Communications, Inc., Sr. Sec’d. Notes(a)	Caa1	9.000%	03/01/21	1,500	1,350,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(a)	Ca	5.500%	12/15/16	3,525	2,053,312
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	B1	9.250%	12/15/17	2,775	3,042,094
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	B3	7.625%	03/15/20	7,525	7,360,625
Cumulus Media, Inc., Gtd. Notes, 144A	B3	7.750%	05/01/19	275	259,875

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Non Cable (cont’d.)
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	$1,700	$1,831,750
Gannett Co., Inc., Gtd. Notes	Baa3	7.125%	09/01/18	250	263,125
Intelsat Bermuda Ltd. (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	4,700	4,888,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	B3	7.250%	04/01/19	1,650	1,734,562
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.500%	04/01/21	2,300	2,417,875
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK(a)	Caa3	12.500%	02/04/17	3,307	3,439,581
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17	10,665	10,984,950
Lamar Media Corp., Gtd. Notes(a)	B1	7.875%	04/15/18	750	820,312
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	4,875	5,484,375
LIN Television Corp., Gtd. Notes	Caa1	8.375%	04/15/18	3,015	3,154,443
McClatchy Co. (The), Sr. Sec’d. Notes	B1	11.500%	02/15/17	650	690,625
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875%	04/15/17	75	80,438
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	2,825	3,114,562
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	1,774	2,044,535
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(a)	B2	11.625%	02/01/14	3,358	3,878,490
Radio One, Inc., Gtd. Notes, PIK	Caa2	15.000%	05/24/16	767	605,831
RR Donnelley & Sons Co., Sr. Notes	Ba1	8.250%	03/15/19	370	368,150
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	7.250%	05/15/18	95	92,150
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	Ba1	7.625%	06/15/20	1,415	1,369,012
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	1,856	2,046,240
Sinclair Television Group, Inc., Gtd. Notes	B2	8.375%	10/15/18	250	270,000
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250%	11/01/17	1,000	1,112,500
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	1,775	1,970,250
Telesat Canada/Telesat LLC (Canada), Gtd. Notes	B3	12.500%	11/01/17	400	447,000
Univision Communications, Inc., Gtd. Notes, 144A(a)	Caa2	8.500%	05/15/21	625	618,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.875%	05/15/19	2,770	2,808,088
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	B2	7.875%	11/01/20	650	682,500
Valassis Communications, Inc., Gtd. Notes(a)	Ba3	6.625%	02/01/21	1,450	1,486,250
XM Satellite Radio, Inc., Gtd. Notes, 144A(a)	B2	7.625%	11/01/18	300	324,000

					84,621,937

Metals & Mining — 4.2%
AK Steel Corp., Gtd. Notes(a)	B2	7.625%	05/15/20	685	661,025
AK Steel Corp., Gtd. Notes	B2	8.375%	04/01/22	465	451,050
Alpha Natural Resources, Inc., Gtd. Notes(a)	Ba3	6.250%	06/01/21	900	812,250
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B2	7.375%	04/01/16	300	293,250
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B2	7.750%	04/01/18	950	916,750
Arch Coal, Inc., Gtd. Notes(a)	B1	8.750%	08/01/16	2,000	2,100,000
Arch Coal, Inc., Gtd. Notes, 144A(a)	B1	7.250%	06/15/21	2,450	2,260,125
Boart Longyear Management Pty Ltd. (Australia), Gtd. Notes, 144A	Ba2	7.000%	04/01/21	390	407,550

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Century Aluminum Co., Sec’d. Notes	B	8.000%		05/15/14	$2,432	$2,486,618
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., Gtd. Notes	B1	8.250%		12/15/17	425	433,500
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	6.500%		07/15/17	250	252,500
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	7.350%		08/15/18	600	620,250
CONSOL Energy, Inc., Gtd. Notes	B1	6.375%		03/01/21	250	238,750
CONSOL Energy, Inc., Gtd. Notes(a)	B1	8.000%		04/01/17	727	757,898
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%		04/01/20	500	522,500
Dynacast International LLC/Dynacast Finance, Inc., Sec’d. Notes, 144A	B2	9.250%		07/15/19	150	156,750
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.375%		02/01/16	1,400	1,396,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.875%		02/01/18	2,400	2,400,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	7.000%		11/01/15	4,405	4,493,100
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	8.250%		11/01/19	4,375	4,593,750
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	B1	6.000%		04/01/17	224	224,000
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	BB-(d)	6.875%		04/01/22	818	816,978
James River Coal Co., Gtd. Notes(a)	B2	7.875%		04/01/19	2,250	1,530,000
JMC Steel Group, Sr. Notes, 144A(a)	B3	8.250%		03/15/18	3,100	3,224,000
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125%		12/01/15	5,800	6,046,500
Murray Energy Corp., Sec’d. Notes, 144A	B3	10.250%		10/15/15	315	306,338
Noranda Aluminum Acquisition Corp., Gtd. Notes, PIK	B3	4.659%	(c)	05/15/15	1,381	1,333,040
Novelis, Inc. (Canada), Gtd. Notes	B2	8.375%		12/15/17	500	542,500
Novelis, Inc. (Canada), Gtd. Notes(a)	B2	8.750%		12/15/20	7,246	7,934,370
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%		12/15/16	1,725	1,811,250
Patriot Coal Corp., Gtd. Notes(a)	B3	8.250%		04/30/18	675	514,688
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%		11/15/18	4,950	4,851,000
Peabody Energy Corp., Gtd. Notes, 144A(a)	Ba1	6.250%		11/15/21	675	661,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	B1	8.000%		12/01/18	1,675	1,754,562
Severstal Columbus LLC, Sr. Sec’d. Notes	B3	10.250%		02/15/18	250	267,500
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%		03/15/20	750	811,875
Taseko Mines Ltd. (Canada), Gtd. Notes	B3	7.750%		04/15/19	300	285,750
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes	Caa2	7.375%		06/01/18	1,800	1,674,000
United States Steel Corp., Sr. Unsec’d. Notes	B1	7.000%		02/01/18	85	87,338
United States Steel Corp., Sr. Unsec’d. Notes(a)	B1	7.375%		04/01/20	1,085	1,106,700
United States Steel Corp., Sr. Unsec’d. Notes	B1	7.500%		03/15/22	420	421,050
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%		02/01/18	2,100	1,989,750
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes, 144A	Caa2	10.750%		02/01/18	1,300	1,231,750
Xinergy Corp., Sr. Sec’d. Notes, 144A	Caa1	9.250%		05/15/19	200	156,000

						65,836,555

Non Captive – Consumer — 0.5%
American General Finance, Sr. Unsec’d. Notes, MTN(a)	B3	5.375%		10/01/12	1,500	1,440,000
American General Finance, Sr. Unsec’d. Notes, MTN(a)	B3	5.400%		12/01/15	1,890	1,563,975

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Non Captive – Consumer (cont’d.)
American General Finance, Sr. Unsec’d. Notes, MTN(a)	B3	5.850%		06/01/13	$350	$322,875
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(a)	B3	6.900%		12/15/17	5,275	4,114,500

						7,441,350

Non Captive – Diversified — 4.1%
Aircastle Ltd. (Bermuda), Sr. Notes, 144A	Ba3	9.750%		08/01/18	565	627,150
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	7.625%		04/15/20	400	400,000
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes(a)	Ba3	9.750%		08/01/18	50	55,750
Ally Financial, Inc., Gtd. Notes(a)	B1	6.250%		12/01/17	1,370	1,410,740
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	975	1,053,000
Ally Financial, Inc., Gtd. Notes(a)	B1	8.000%		03/15/20	2,050	2,280,625
Ally Financial, Inc., Gtd. Notes(a)	B1	8.000%		11/01/31	8,275	9,123,188
Ally Financial, Inc., Gtd. Notes	B1	8.300%		02/12/15	5,250	5,715,938
Capmark Financial Group, Inc., Sr. Sec’d. Notes	NR	9.000%	(c)	09/30/17	1,000	1,007,023
CIT Group, Inc., Gtd. Notes, 144A(a)	B1	7.000%		05/04/15	2,750	2,753,300
CIT Group, Inc., Gtd. Notes, 144A(a)	B1	7.000%		05/02/16	3,374	3,382,436
CIT Group, Inc., Gtd. Notes, 144A(a)	B1	7.000%		05/02/17	11,484	11,512,710
CIT Group, Inc., Sr. Unsec’d. Notes(a)	B1	5.250%		03/15/18	4,675	4,768,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	B1	4.750%		02/15/15	3,300	3,329,126
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	B1	6.625%		04/01/18	1,650	1,788,188
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B3	5.030%	(c)	12/21/65	1,600	1,064,256
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	B3	6.250%	(c)	12/21/65	1,020	747,150
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16	2,500	2,678,125
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%		05/15/16	550	549,383
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	6.250%		05/15/19	2,550	2,517,051
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	8.250%		12/15/20	5,229	5,752,998
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	8.625%		09/15/15	1,200	1,320,000
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	8.625%		01/15/22	750	833,751
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.625%		11/15/13	1,000	1,020,000

						65,690,388

Oil & Field Services — 1.0%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	NR	3.572%	(c)	07/17/14	800	684,000
Cie Generale de Geophysique - Vertias (France), Gtd. Notes(a)	Ba3	9.500%		05/15/16	2,000	2,200,000
Gulfmark Offshore, Inc., Sr. Notes, 144A	B1	6.375%		03/15/22	230	231,150
Hercules Offshore, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.250%		04/01/19	500	491,250
Hornbeck Offshore Services, Inc., Gtd. Notes, 144A	Ba3	5.875%		04/01/20	1,525	1,528,812
Key Energy Services, Inc., Gtd. Notes	B1	6.750%		03/01/21	1,700	1,746,750
McJunkin Red Man Corp., Sr. Sec’d. Notes(a)	B3	9.500%		12/15/16	700	763,000
Ocean Rig UDW, Inc. (Marshall Islands), Sr. Unsec’d. Notes	CCC+(d)	9.500%		04/27/16	1,600	1,596,001
Oil States International, Inc., Gtd. Notes(a)	Ba3	6.500%		06/01/19	1,400	1,470,000
Pioneer Drilling Co., Gtd. Notes, 144A	B3	9.875%		03/15/18	280	296,800
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%		11/15/20	1,205	1,262,237

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

.	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Field Services (cont’d.)
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	Ba1	6.500%		12/15/21	$1,500	$1,567,500
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes	NR	6.500%		10/05/15	1,200	1,200,000
Trinidad Drilling Ltd. (Canada), Sr. Unsec’d. Notes, 144A	B2	7.875%		01/15/19	900	957,864
Vanguard Natural Resources LLC/VNR Finance Corp., Sr. Unsec’d. Notes	Caa1	7.875%		04/01/20	495	491,406

						16,486,770

Other Financial Institutions — 1.0%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%		02/01/19	3,065	2,804,475
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	12.250%		02/15/15	1,125	1,217,812
CNG Holdings, Inc., Sr. Sub. Notes, 144A	NR	13.750%		08/15/15	300	324,750
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%		05/01/19	1,570	1,532,713
Deluxe Corp., Gtd. Notes	Ba2	7.000%		03/15/19	1,470	1,521,450
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.000%	(c)	05/15/15	750	555,000
Interactive Data Corp., Gtd. Notes	Caa1	10.250%		08/01/18	6,431	7,315,262

						15,271,462

Other Industrials — 1.2%
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125%		12/01/16	1,325	1,424,375
Belden, Inc., Gtd. Notes	Ba2	9.250%		06/15/19	750	825,000
Cimarex Energy Co., Gtd. Notes	Ba1	5.875%		05/01/22	294	299,880
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%		01/15/21	2,100	2,142,000
Interline Brands, Inc., Gtd. Notes	B2	7.000%		11/15/18	2,875	3,033,125
Liberty Tire Recycling, Gtd. Notes, 144A	Caa1	11.000%		10/01/16	825	775,500
Mobile Mini, Inc., Gtd. Notes	B2	7.875%		12/01/20	525	559,125
OSX 3 Leasing BV (Netherlands), Gtd. Notes, 144A	NR	9.250%		03/20/15	300	309,750
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125%		04/01/21	1,275	1,313,250
Thermadyne Holdings Corp., Sr. Sec’d. Notes, 144A	B2	9.000%		12/15/17	885	907,125
Thermon Industries, Inc., Sec’d. Notes	B1	9.500%		05/01/17	2,067	2,273,700
Trimas Corp., Sec’d. Notes	B2	9.750%		12/15/17	2,700	2,983,500
Tutor Perini Corp., Gtd. Notes	Ba3	7.625%		11/01/18	1,393	1,406,930

						18,253,260

Packaging — 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	B3	8.250%		04/15/19	1,200	1,260,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(a)	B3	9.125%		10/15/20	5,125	5,496,562
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%		10/15/20	300	314,250
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%		10/15/17	600	643,500
Ball Corp., Gtd. Notes	Ba1	5.000%		03/15/22	450	451,125
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	9.500%		05/15/18	1,264	1,339,840
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	9.750%		01/15/21	2,925	3,195,563
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%		11/01/15	1,865	1,869,438
Crown Americas LLC/Crown Americas Capital Corp. III, Gtd. Notes	Ba3	6.250%		02/01/21	525	564,375
Exopack Holding Corp., Gtd. Notes	Caa1	10.000%		06/01/18	1,700	1,785,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%		02/01/17	1,000	1,075,000
Greif, Inc., Sr. Unsec’d. Notes(a)	Ba2	7.750%		08/01/19	3,000	3,390,000
Plastipak Holdings, Inc., Gtd. Notes, 144A	B3	8.500%		12/15/15	3,000	3,090,000

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging (cont’d.)
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%		08/15/19	$1,755	$2,000,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.250%		02/15/21	1,550	1,457,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A(a)	Caa1	9.000%		04/15/19	650	640,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A(a)	Caa1	9.250%		05/15/18	3,000	2,992,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	6.875%		02/15/21	1,350	1,397,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/15/19	2,500	2,606,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.875%		08/15/19	875	940,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	Ba3	8.750%		10/15/16	2,000	2,115,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Unsec’d. Notes, 144A(a)	Caa1	9.875%		08/15/19	3,500	3,578,750
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%		09/15/21	825	927,094

						43,130,072

Paper — 1.3%
AbitibiBowater, Inc., Gtd. Notes	B1	10.250%		10/15/18	6,342	7,277,445
Appleton Papers, Inc., Sr. Sec’d. Notes, 144A	B1	10.500%		06/15/15	2,023	2,098,863
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.875%		01/15/20	1,000	987,500
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%		10/01/18	1,500	1,661,250
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%		06/15/17	1,800	1,998,000
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A(a)	B2	8.000%		06/01/16	1,225	1,247,969
NewPage Corp., Sr. Sec’d. Notes(i)	NR	11.375%		12/31/14	7,750	5,192,500
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes	B2	8.750%		02/01/19	925	508,750

						20,972,277

Pharmaceuticals — 1.1%
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK	Caa1	9.500%	(c)	04/15/15	1,500	1,541,250
Elan Finance PLC/Elan Finance Corp. (Ireland), Gtd. Notes	B1	8.750%		10/15/16	2,315	2,549,394
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes(a)	Ba3	7.000%		07/15/19	75	80,062
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes(a)	Ba3	7.250%		01/15/22	1,408	1,506,560
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%		07/15/16	1,500	1,526,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%		10/01/17	1,150	1,164,375
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.875%		12/01/18	1,000	1,007,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	7.000%		10/01/20	4,170	4,149,150
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico), Gtd. Notes(a)	B3	7.750%		09/15/18	4,250	4,430,625

						17,955,166

Property & Casualty Insurance — 0.6%
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	BBB+(d)	7.249%	(c)	07/19/49	2,125	1,944,375

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Property & Casualty Insurance (cont’d.)
HUB International Holdings, Inc., Sr. Sub. Notes, 144A	Caa2	10.250%		06/15/15	$1,269	$1,308,656
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	7.800%		03/07/87	1,825	1,779,375
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.750%	(c)	06/15/88	3,404	4,552,850
XL Group PLC (Ireland), Jr. Sub. Notes(a)	Ba1	6.500%	(c)	12/31/49	675	568,688

						10,153,944

Railroads — 0.1%
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.125%		06/15/21	270	290,588
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.625%		12/15/20	525	567,000

						857,588

Real Estate Investment Trusts — 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	B1	7.750%		02/15/19	2,405	2,471,138
CB Richard Ellis Services, Inc., Gtd. Notes(a)	Ba1	6.625%		10/15/20	805	855,313
CNL Lifestyle Properties, Inc., Gtd. Notes(a)	Ba3	7.250%		04/15/19	1,755	1,579,500
Kennedy-Wilson, Inc., Gtd. Notes	B1	8.750%		04/01/19	1,635	1,704,487
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	BB(d)	6.375%		02/15/22	940	954,100
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%		12/15/21	2,575	2,731,743

						10,296,281

Refining — 0.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B3	9.375%		05/01/19	400	416,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B3	9.375%		05/01/19	405	421,200
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.500%		07/01/17	1,175	1,316,000
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.250%		02/15/20	1,229	1,253,580
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(i)	C	6.750%		05/01/14	1,020	392,700

						3,799,480

Restaurants — 0.7%
Burger King Corp., Gtd. Notes	B3	9.875%		10/15/18	550	616,000
CKE Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	10.500%		03/14/16	222	229,168
CKE Restaurants, Inc., Sec’d. Notes(a)	B2	11.375%		07/15/18	1,270	1,450,975
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%		06/01/18	1,000	1,070,000
DineEquity, Inc., Gtd. Notes	B3	9.500%		10/30/18	950	1,040,250
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875%		08/15/16	2,450	2,584,750
Landry’s Acquisition Co., Sec’d. Notes, 144A	B3	11.625%		12/01/15	620	690,525
Landry’s Restaurants, Inc., Sec’d. Notes	B3	11.625%		12/01/15	1,375	1,531,406
Wendy’s Co. (The), Gtd. Notes	B3	10.000%		07/15/16	1,250	1,365,625

						10,578,699

Retailers — 1.9%
99 Cents Only Stores, Gtd. Notes, 144A	Caa1	11.000%		12/15/19	410	438,700
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(a)	Caa1	9.250%		08/01/19	1,025	1,051,906
Burlington Coat Factory Warehouse Corp., Gtd. Notes(a)	Caa1	10.000%		02/15/19	1,150	1,196,000

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Claire’s Stores, Inc., Sec’d. Notes(a)	Caa3	8.875%	03/15/19	$3,386	$2,979,680
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	B(d)	9.000%	03/15/19	1,400	1,447,250
Gymboree Corp., Gtd. Notes(a)	Caa1	9.125%	12/01/18	2,100	1,926,750
J. Crew Group, Inc., Gtd. Notes(a)	Caa1	8.125%	03/01/19	1,578	1,605,615
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	575	580,031
Nebraska Book Co., Inc., Notes(i)	NR	8.625%	04/01/12	705	7,050
Needle Merger Sub Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	03/15/19	300	301,500
Pantry, Inc. (The), Gtd. Notes(a)	Caa1	7.750%	02/15/14	3,550	3,545,562
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	2,000	2,195,000
Rite Aid Corp., Gtd. Notes(a)	Caa3	9.500%	06/15/17	6,000	6,015,000
Sears Holdings Corp., Sec’d. Notes	B2	6.625%	10/15/18	500	444,375
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,930	4,313,175
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes(a)	Ba1	8.500%	12/01/17	2,000	2,087,500

.					30,135,094

Supermarkets — 0.8%
American Stores Co., Sr. Unsec’d. Notes	B2	7.900%	05/01/17	200	190,000
American Stores Co., Sr. Unsec’d. Notes, MTN	B2	7.100%	03/20/28	90	66,600
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	3,175	3,436,937
Stater Bros Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	700	714,875
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B2	7.500%	11/15/14	3,700	3,764,750
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B2	8.000%	05/01/16	3,925	4,111,438

					12,284,600

Technology — 8.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.750%	08/01/20	1,000	1,100,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	Ba3	8.125%	12/15/17	950	1,045,000
Amkor Technology, Inc., Sr. Unsec’d. Notes	Ba3	6.625%	06/01/21	350	361,813
Amkor Technology, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.375%	05/01/18	1,400	1,499,750
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	455	477,750
Avaya, Inc., Gtd. Notes(a)	Caa2	9.750%	11/01/15	5,575	5,491,375
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15	2,350	2,326,500
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)	B1	7.000%	04/01/19	955	957,388
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	Caa1	8.500%	04/01/19	4,465	4,744,062
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa2	12.535%	10/12/17	5,795	6,294,819
CDW LLC/CDW Finance Corp., Gtd. Notes, 144A	Caa1	8.500%	04/01/19	691	734,188
CommScope, Inc., Gtd. Notes, 144A(a)	B3	8.250%	01/15/19	6,010	6,400,650
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250%	06/01/21	1,200	1,236,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	2,875	3,162,500
eAccess Ltd. (Japan), Gtd. Notes, 144A(a)	Ba3	8.250%	04/01/18	1,380	1,321,350
Eastman Kodak Co., Sec’d. Notes, 144A(a)(i)	NR	9.750%	03/01/18	886	764,175
Fidelity National Information Services, Inc., Gtd. Notes, 144A(a)	Ba2	5.000%	03/15/22	4,192	4,129,120
Fidelity National Information Services, Inc., Gtd. Notes, 144A	Ba2	7.625%	07/15/17	350	381,500
First Data Corp., Gtd. Notes(a)	Caa1	9.875%	09/24/15	1,061	1,066,305
First Data Corp., Gtd. Notes(a)	Caa1	10.550%	09/24/15	2,450	2,486,750
First Data Corp., Gtd. Notes(a)	Caa2	11.250%	03/31/16	325	294,125
First Data Corp., Gtd. Notes(a)	Caa1	12.625%	01/15/21	7,302	7,320,255
First Data Corp., Sec’d. Notes, 144A	Caa1	8.250%	01/15/21	919	898,322
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19	525	534,844

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa1	8.050%	02/01/20	$6,640	$6,673,200
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	2,550	2,792,250
iGate Corp., Gtd. Notes(a)	B2	9.000%	05/01/16	1,620	1,759,725
Intcomex, Inc., Sec’d. Notes	B3	13.250%	12/15/14	691	687,545
Iron Mountain, Inc., Gtd. Notes	B1	8.000%	06/15/20	1,125	1,186,875
Lawson Software, Inc., Sr. Notes, 144A	Caa1	9.375%	04/01/19	2,442	2,519,170
Lender Processing Services, Inc., Gtd. Notes(a)	Ba2	8.125%	07/01/16	420	438,900
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(i)	NR	10.750%	07/15/16	7,500	8,381,250
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(a)	B3	9.750%	08/01/18	6,600	7,458,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(a)	Ba1	6.875%	05/01/20	1,100	1,170,125
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	1,000	1,095,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	BB+(d)	7.000%	11/01/21	1,100	1,182,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,427	2,742,510
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	B3	6.500%	05/15/19	1,725	1,804,781
Sitel LLC/Sitel Finance Corp., Gtd. Notes	Caa2	11.500%	04/01/18	1,200	864,000
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%	01/15/19	4,585	4,894,488
Spansion LLC, Gtd. Notes	B3	7.875%	11/15/17	1,025	989,125
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A(a)	Ba1	7.500%	08/12/15	7,230	7,754,175
Stream Global Services, Inc., Sr. Sec’d. Notes	B1	11.250%	10/01/14	500	520,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.250%	08/15/15	1,000	1,038,750
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	3,985	4,196,723
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	1,850	2,039,625
TransUnion Holding Co., Inc., Sr. Notes, PIK, 144A	Caa1	9.625%	06/15/18	5,980	6,291,500
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18	4,950	5,803,875
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	822	916,530
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes, 144A(a)	Ba3	7.748%	02/02/21	1,450	1,431,875

					131,661,038

Textile — 0.2%
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	1,700	1,874,250
Quicksilver, Inc., Gtd. Notes(a)	Caa1	6.875%	04/15/15	639	642,195

					2,516,445

Tobacco — 0.1%
Alliance One International, Inc., Sr. Unsec’d. Notes	B2	10.000%	07/15/16	820	824,100

Transportation Services — 1.0%
ACL I Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	Caa1	10.625%	02/15/16	726	727,853
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	500	522,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	B2	8.250%	01/15/19	2,000	2,085,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	B2	9.625%	03/15/18	1,604	1,740,340

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation Services (cont’d.)
CEVA Group PLC (United Kingdom), Gtd. Notes, 144A	Ba3	8.375%	12/01/17	$915	$905,850
CMA CGM SA (France), Sr. Unsec’d. Notes, 144A	Caa2	8.500%	04/15/17	150	94,312
Commercial Barge Line Co., Sec’d. Notes	B2	12.500%	07/15/17	1,250	1,404,688
General Maritime Corp. (Marshall Islands), Gtd. Notes(i)	NR	12.000%	11/15/17	1,100	25,850
Hertz Corp. (The), Gtd. Notes(a)	B2	6.750%	04/15/19	1,995	2,064,825
Hertz Corp. (The), Gtd. Notes	B2	7.375%	01/15/21	420	447,300
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	2,991	3,174,199
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes	B2	8.625%	11/01/17	273	245,700
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes	Ba3	8.875%	11/01/17	1,185	1,214,625
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes	B3	9.250%	04/15/19	398	348,250
Ultrapetrol Bahamas Ltd. (Bahamas), First Mortgage	B3	9.000%	11/24/14	785	726,125

					15,727,417

Wireless — 3.8%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	4,895	5,090,800
Clearwire Communications LLC/Clearwire
Finance, Inc., Sr. Sec’d. Notes, 144A(a)	B3	12.000%	12/01/15	9,454	9,312,190
Cricket Communications, Inc., Gtd. Notes	B3	7.750%	10/15/20	1,850	1,817,625
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750%	05/15/16	500	527,500
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.000%	01/15/15	1,450	1,595,000
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	7.000%	02/15/20	214	217,745
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625%	01/31/20	1,950	2,032,875
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	6.625%	11/15/20	1,900	1,888,125
MetroPCS Wireless, Inc., Gtd. Notes(a)	B2	7.875%	09/01/18	400	421,000
Nextel Communications, Inc., Gtd. Notes	B+	7.375%	08/01/15	5,400	5,211,000
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	2,271	2,219,903
NII Capital Corp., Gtd. Notes	B2	8.875%	12/15/19	1,725	1,806,938
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%	08/15/16	2,500	2,687,500
Sprint Capital Corp., Gtd. Notes(a)	B3	6.900%	05/01/19	2,875	2,486,875
Sprint Nextel Corp., Gtd. Notes, 144A(a)	Ba3	7.000%	03/01/20	1,150	1,167,250
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	9.000%	11/15/18	3,549	3,895,027
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	6.000%	12/01/16	4,340	3,873,450
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	8.375%	08/15/17	2,050	1,978,250
Sprint Nextel Corp., Sr. Unsec’d. Notes, 144A	B3	9.125%	03/01/17	2,198	2,187,010
Sprint Nextel Corp., Sr. Unsec’d. Notes, 144A	B3	11.500%	11/15/21	243	261,225
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)	B3	11.750%	07/15/17	8,150	8,027,750
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	2,375	2,238,437

					60,943,475

Wirelines — 1.6%
Cincinnati Bell, Inc., Gtd. Notes(a)	B1	8.250%	10/15/17	1,400	1,429,750
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	7.000%	07/15/21	505	554,238
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/01/18	600	660,000

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wirelines (cont’d.)
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	Ba2	8.125%	10/01/18	$2,750	$2,908,125
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	Ba2	8.500%	04/15/20	2,400	2,526,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes(a)	Caa2	11.875%	02/01/19	3,625	4,132,500
Level 3 Financing, Inc., Gtd. Notes(a)	B3	9.375%	04/01/19	840	917,700
Level 3 Financing, Inc., Gtd. Notes, 144A(a)	B3	8.125%	07/01/19	500	516,250
Level 3 Financing, Inc., Gtd. Notes, 144A(a)	B3	8.625%	07/15/20	1,075	1,128,750
PAETEC Holding Corp., Sr. Sec’d. Notes	BB-(d)	8.875%	06/30/17	750	813,750
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23	2,200	2,266,000
Windstream Corp., Gtd. Notes(a)	Ba3	7.750%	10/01/21	1,250	1,337,500
Windstream Corp., Gtd. Notes(a)	Ba3	7.875%	11/01/17	2,900	3,197,250
Windstream Corp., Gtd. Notes, 144A	Ba3	7.500%	06/01/22	2,395	2,502,775

					24,890,588

TOTAL CORPORATE BONDS (cost $1,357,400,764)					1,373,706,824

				Shares

COMMON STOCKS — 0.1%

Automotive
General Motors Co.*				30,435	780,658

Non Captive – Diversified — 0.1%
Ally Financial, Inc.				1,470	1,224,740

TOTAL COMMON STOCKS (cost $2,364,957)					2,005,398

PREFERRED STOCKS — 0.4%

Automotive — 0.2%
General Motors Co., Series B, CVT, 4.750%(a)				72,000	3,013,200

Banking — 0.2%
Citigroup Capital XIII, 7.875%				106,400	2,894,080

Property & Casualty Insurance
XL Group Ltd., Series D, 3.687%				750	536,531

TOTAL PREFERRED STOCKS (cost $6,775,104)					6,443,811

				Units
WARRANTS(l)*

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14				6,958	34,229

Paper
Smurfit Kappa Funding PLC, 144A, expiring 10/01/13				900	42,597

TOTAL WARRANTS (cost $0)					76,826

TOTAL LONG-TERM INVESTMENTS
(cost $1,448,425,167)					1,460,796,151

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 35.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $563,778,006; includes $455,720,290 of cash collateral for securities on loan)(b)(w)	563,778,006	$563,778,006

TOTAL INVESTMENTS — 127.6% (cost $2,012,203,173)		2,024,574,157
Liabilities in excess of other assets(x) — (27.6)%		(437,591,963)

NET ASSETS — 100.0%		$1,586,982,194

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
DIP	Debtor-In-Possession
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $444,529,802; cash collateral of $455,720,290 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST HIGH YIELD PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012:
Reference Entity/Obligation	Termination Date	Notional Amount# (000)(2)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(3)	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Dow Jones CDX HY-17 V1 Index	12/20/16	$33,950	5.000%	$(483,964)	$(3,859,421)	$3,375,457	Barclays Bank PLC
Dow Jones CDX HY-17 V1 Index	12/20/16	4,850	5.000%	(69,138)	(438,543)	369,405	Barclays Bank PLC
Dow Jones CDX HY-17 V1 Index	12/20/16	4,850	5.000%	(69,138)	(240,921)	171,783	Citigroup, Inc.
Dow Jones CDX HY-17 V1 Index	12/20/16	1,940	5.000%	(27,655)	(167,318)	139,663	Barclays Bank PLC
Dow Jones CDX HY-17 V3 Index	12/20/16	4,850	5.000%	(69,138)	(319,699)	250,561	Morgan Stanley

				$(719,033)	$(5,025,902)	$4,306,869

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,005,398	$—	$—
Preferred Stocks	6,443,811	—	—
Warrants	—	76,826	—
Bank Loans	—	73,325,249	—
Commercial Mortgage-Backed Security	—	5,238,043	—
Corporate Bonds	—	1,373,672,793	34,031
Affiliated Money Market Mutual Fund	563,778,006	—	—
Other Financial Instruments*
Credit Default Swaps	—	4,306,869	—

Total	$572,227,215	$1,456,619,780	$34,031

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 91.3%
AST BlackRock Value Portfolio	16,443,740	$156,544,402
AST Federated Aggressive Growth Portfolio	2,818,799	28,047,048
AST Goldman Sachs Concentrated Growth Portfolio	1,498,637	46,098,066
AST Goldman Sachs Large-Cap Value Portfolio	3,022,394	51,290,025
AST Goldman Sachs Mid-Cap Growth Portfolio	922,551	5,406,148
AST Goldman Sachs Small-Cap Value Portfolio	1,621,864	19,024,466
AST International Growth Portfolio	10,438,802	119,628,668
AST International Value Portfolio	7,691,013	115,595,922
AST Jennison Large-Cap Growth Portfolio*	7,715,105	111,637,571
AST Jennison Large-Cap Value Portfolio	6,008,053	75,220,820
AST Large-Cap Value Portfolio	7,545,178	105,707,943
AST Lord Abbett Core Fixed-Income Portfolio	2,623,504	30,039,118
AST Marsico Capital Growth Portfolio	5,036,174	111,249,082
AST MFS Growth Portfolio	6,052,444	66,516,355
AST Mid-Cap Value Portfolio	1,311,012	16,938,275
AST Money Market Portfolio	258,396,509	258,396,509
AST Neuberger Berman Core Bond Portfolio	1,949,448	19,962,346
AST Neuberger Berman Mid-Cap Growth Portfolio*	308,732	7,681,257
AST PIMCO Total Return Bond Portfolio	5,776,580	70,705,335
AST Prudential Core Bond Portfolio	3,897,438	40,065,663
AST Small-Cap Growth Portfolio*	1,517,102	34,999,541
AST Small-Cap Value Portfolio	3,154,935	45,399,513
AST T. Rowe Price Equity Income Portfolio	14,346,961	129,983,466
AST T. Rowe Price Large-Cap Growth Portfolio*	7,724,649	112,470,894
AST Western Asset Core Plus Bond Portfolio	3,684,519	40,234,951

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,685,997,264)(w)		1,818,843,384

EXCHANGE TRADED FUNDS — 8.7%
Consumer Staples Select Sector SPDR Fund(a)	420,668	14,336,365
Financial Select Sector SPDR Fund(a)	777,241	12,264,863
Health Care Select Sector SPDR Fund	313,458	11,782,886
iShares Barclays Aggregate Bond Fund	106,679	11,718,688
iShares MSCI Emerging Markets Index Fund	505,426	21,702,992
PowerShares QQQ Trust(a)	885,228	59,797,151
SPDR S&P 500 ETF Trust	296,084	41,664,940

TOTAL EXCHANGE TRADED FUNDS (cost $157,997,230)		173,267,885

TOTAL LONG-TERM INVESTMENTS (cost $1,843,994,494)		1,992,111,269

	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $27,588,959; includes $23,167,172 of cash collateral for securities on loan)(b)(w)	27,588,959	$27,588,959

TOTAL INVESTMENTS — 101.4% (cost $1,871,583,453)		2,019,700,228
Liabilities in excess of other assets — (1.4)%		(27,401,803)

NET ASSETS — 100.0%		$1,992,298,425

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,192,452; cash collateral of $23,167,172 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,846,432,343	$—	$—
Exchange Traded Funds	173,267,885	—	—

Total	$2,019,700,228	$—	$—

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 91.3%
AST BlackRock Value Portfolio	13,046,373	$124,201,467
AST Federated Aggressive Growth Portfolio	2,441,894	24,296,849
AST Goldman Sachs Concentrated Growth Portfolio	1,156,836	35,584,270
AST Goldman Sachs Large-Cap Value Portfolio	2,393,836	40,623,397
AST Goldman Sachs Mid-Cap Growth Portfolio	714,043	4,184,291
AST Goldman Sachs Small-Cap Value Portfolio	1,175,493	13,788,537
AST International Growth Portfolio	12,194,083	139,744,186
AST International Value Portfolio	8,593,479	129,159,995
AST Jennison Large-Cap Growth Portfolio*	5,929,424	85,798,771
AST Jennison Large-Cap Value Portfolio	4,779,564	59,840,140
AST Large-Cap Value Portfolio	6,004,568	84,123,993
AST Lord Abbett Core Fixed-Income Portfolio	6,165,249	70,592,100
AST Marsico Capital Growth Portfolio	3,877,976	85,664,485
AST MFS Growth Portfolio	4,654,412	51,151,990
AST Mid-Cap Value Portfolio	1,049,065	13,553,922
AST Money Market Portfolio	519,978,962	519,978,962
AST Neuberger Berman Core Bond Portfolio	4,580,740	46,906,780
AST Neuberger Berman Mid-Cap Growth Portfolio*	237,795	5,916,333
AST PIMCO Total Return Bond Portfolio	13,579,495	166,213,017
AST Prudential Core Bond Portfolio	9,160,936	94,174,423
AST Small-Cap Growth Portfolio*	1,203,649	27,768,187
AST Small-Cap Value Portfolio	2,336,848	33,627,236
AST T. Rowe Price Equity Income Portfolio	11,379,276	103,096,243
AST T. Rowe Price Large-Cap Growth Portfolio*	5,936,316	86,432,767
AST Western Asset Core Plus Bond Portfolio	8,659,468	94,561,394

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,026,242,844)(w)		2,140,983,735

EXCHANGE TRADED FUNDS — 8.7%
Consumer Staples Select Sector SPDR Fund	473,072	16,122,294
Financial Select Sector SPDR Fund	546,623	8,625,711
Health Care Select Sector SPDR Fund(a)	359,928	13,529,693
iShares Barclays Aggregate Bond Fund	164,385	18,057,692
iShares MSCI Emerging Markets Index Fund	336,739	14,459,573
PowerShares QQQ Trust(a)	1,080,285	72,973,252
SPDR S&P 500 ETF Trust	432,821	60,906,571

TOTAL EXCHANGE TRADED FUNDS (cost $186,135,541)		204,674,786

TOTAL LONG-TERM INVESTMENTS (cost $2,212,378,385)		2,345,658,521

	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $64,323,678; includes $61,821,204 of cash collateral for securities on loan)(b)(w)	64,323,678	$64,323,678

TOTAL INVESTMENTS — 102.7% (cost $2,276,702,063)		2,409,982,199
Liabilities in excess of other assets — (2.7)%		(64,054,247)

NET ASSETS — 100.0%		$2,345,927,952

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,385,494; cash collateral of $61,821,204 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,205,307,413	$—	$—
Exchange Traded Funds	204,674,786	—	—

Total	$2,409,982,199	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.7%
COMMON STOCKS
Argentina — 1.3%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	791,333	$14,315,214
MercadoLibre, Inc.	258,018	25,231,580

		39,546,794

Belgium — 1.2%
Anheuser-Busch InBev NV	479,459	35,029,494

Brazil — 2.4%
BR Malls Participacoes SA	1,923,771	24,871,125
OGX Petroleo e Gas Participacoes SA*	3,694,800	30,603,619
Petroleo Brasileiro SA	1,322,508	17,525,251

		72,999,995

Canada — 3.9%
Brookfield Asset Management, Inc. (Class A Stock)	711,569	22,464,233
Canadian National Railway Co.	533,529	42,378,208
Imax Corp.*(a)	404,070	9,875,471
Pacific Rubiales Energy Corp.	563,988	16,476,626
Toronto-Dominion Bank (The)	285,599	24,240,625

		115,435,163

Cayman Islands — 2.2%
Baidu, Inc., ADR*	441,255	64,321,741

China — 2.1%
Industrial & Commercial Bank of China Ltd. (Class H Stock)	40,516,000	26,139,187
Lenovo Group Ltd.	22,578,000	20,323,122
NetEase.com, ADR*	257,693	14,971,963

		61,434,272

Denmark — 2.7%
Novo Nordisk A/S (Class B Stock)	451,667	62,534,772
Novozymes A/S (Class B Stock)	564,155	16,430,717

		78,965,489

France — 6.3%
Arkema SA	202,964	18,913,422
BNP Paribas SA	749,568	35,564,467
Cie de Saint-Gobain	310,146	13,850,863
Cie Generale d’Optique Essilor International SA	247,487	22,058,918
Dassault Systemes SA	202,998	18,678,339
Pernod-Ricard SA	169,096	17,681,119
Publicis Groupe SA	310,765	17,132,092
Schneider Electric SA	381,517	24,927,670
Unibail-Rodamco SE, REIT	86,572	17,313,476

		186,120,366

Germany — 6.2%
Adidas AG	320,826	25,048,552
BASF SE	356,698	31,203,166
Bayerische Motoren Werke AG	664,143	59,727,607
Brenntag AG	107,675	13,185,983
Infineon Technologies AG	1,710,553	17,489,029
SAP AG	547,804	38,254,735

		184,909,072

Hong Kong — 5.5%
AIA Group Ltd.	8,392,600	30,747,271
ASM Pacific Technology Ltd.	1,556,900	22,715,296

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Belle International Holdings Ltd.	13,223,000	$23,736,712
China Unicom Hong Kong Ltd.	25,080,000	42,502,180
CNOOC Ltd.	7,483,100	15,379,500
Hang Lung Properties Ltd.	7,797,000	28,565,221

		163,646,180

India — 0.5%
ICICI Bank Ltd., ADR(a)	419,988	14,644,982

Indonesia — 0.5%
Bank Rakyat Indonesia Persero Tbk PT	19,528,700	14,843,008

Ireland — 3.6%
Accenture PLC (Class A Stock)	555,966	35,859,807
CRH PLC	1,239,154	25,369,756
Experian PLC	1,113,429	17,355,031
Shire PLC	872,053	28,175,737

		106,760,331

Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	644,769	41,162,053

Japan — 11.1%
Canon, Inc.	746,800	35,278,338
Daito Trust Construction Co. Ltd.	102,700	9,219,053
FANUC Corp.	337,100	59,787,700
Fast Retailing Co. Ltd.	116,200	26,477,371
Gree, Inc.	341,800	8,626,558
Honda Motor Co. Ltd.	1,111,600	42,237,308
Hoya Corp.	727,200	16,332,787
Marubeni Corp.	3,158,000	22,777,891
Nikon Corp.	577,000	17,511,466
ORIX Corp.	310,370	29,623,330
Rakuten, Inc.	25,856	27,083,668
Softbank Corp.	408,300	12,070,921
Sumitomo Realty & Development Co. Ltd.	962,000	23,187,024

		330,213,415

Luxembourg — 1.5%
Millicom International Cellular SA, SDR	391,589	44,392,477

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V Stock)	5,335,200	17,902,432

Netherlands — 4.9%
ASML Holding NV	539,972	26,991,758
LyondellBasell Industries NV (Class A Stock)	779,968	34,045,603
Sensata Technologies Holding NV*(a)	985,622	32,998,625
Unilever NV, CVA	865,788	29,462,357
Yandex NV*(a)	534,680	14,366,852
Ziggo NV*	296,131	9,237,925

		147,103,120

Norway — 0.8%
Statoil ASA	867,086	23,539,487

Peru — 0.7%
Credicorp Ltd.	160,439	21,149,069

Singapore — 0.6%
Jardine Cycle & Carriage Ltd.	455,000	17,478,979

South Korea — 2.8%
Samsung Electronics Co. Ltd.	73,309	82,493,248

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain — 0.9%
Inditex SA	295,060	$28,262,859

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	862,404	20,869,869
Elekta AB (Class B Stock)	187,663	9,499,734

		30,369,603

Switzerland — 9.8%
Compagnie Financiere Richemont SA (Class A Stock)	293,891	18,427,197
Glencore International PLC(a)	3,025,791	18,845,858
Julius Baer Group Ltd.*	1,056,060	42,630,804
Kuehne & Nagel International AG	133,022	17,992,673
Nestle SA	690,271	43,433,469
Partners Group Holding AG	88,517	17,268,022
Roche Holding AG	242,743	42,245,403
Swatch Group AG (The)	72,682	33,454,493
Syngenta AG*	77,151	26,674,230
Xstrata PLC	1,807,616	30,878,661

		291,850,810

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	2,241,709	34,253,314

United Kingdom — 16.6%
ARM Holdings PLC	1,973,039	18,682,647
Babcock International Group PLC	1,221,930	15,567,294
Berkeley Group Holdings PLC*	586,182	12,376,203
BG Group PLC	838,564	19,421,636
British American Tobacco PLC	591,082	29,785,730
British Sky Broadcasting Group PLC	3,821,287	41,317,819
Burberry Group PLC	718,194	17,196,680
Centrica PLC	3,918,416	19,830,243
Compass Group PLC	2,646,171	27,744,163
Johnson Matthey PLC	649,856	24,520,318
Pearson PLC	1,202,223	22,402,268
Petrofac Ltd.	938,217	26,111,606
Reed Elsevier PLC	1,888,218	16,762,012
Rolls-Royce Holdings PLC*	3,587,832	46,598,201
SSE PLC	19,009	404,078
Standard Chartered PLC	2,775,285	69,248,954
Tullow Oil PLC	2,122,945	51,851,200
Weir Group PLC (The)	1,256,428	35,450,080

		495,271,132

United States — 2.5%
Citigroup, Inc.	797,465	29,147,346
Perrigo Co.(a)	115,840	11,967,430
Wynn Resorts Ltd.	261,071	32,602,547

		73,717,323

TOTAL LONG-TERM INVESTMENTS
(cost $2,575,928,740)		2,817,816,208

	Shares	Value
SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $278,847,010; includes $129,192,586 of cash collateral for securities on loan)(b)(w)	278,847,010	$278,847,010

TOTAL INVESTMENTS — 104.1%
(cost $2,854,775,750)		3,096,663,218
Liabilities in excess of other assets(x) — (4.1)%		(122,732,949)

NET ASSETS — 100.0%		$2,973,930,269

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depository Receipt
CVA	Certificate Van Aandelen (Bearer)
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
EUR	Euro

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,507,994; cash collateral of $129,192,586 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 06/19/12	Bank of New York Mellon	EUR	42,202	$56,529,580	$56,309,561	$220,019

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$39,546,794	$—	$—
Belgium	35,029,494	—	—
Brazil	72,999,995	—	—
Canada	115,435,163	—	—
Cayman Islands	64,321,741	—	—
China	61,434,272	—	—
Denmark	78,965,489	—	—
France	186,120,366	—	—
Germany	184,909,072	—	—
Hong Kong	163,646,180	—	—
India	14,644,982	—	—
Indonesia	14,843,008	—	—
Ireland	106,760,331	—	—
Israel	41,162,053	—	—
Japan	330,213,415	—	—
Luxembourg	44,392,477	—	—
Mexico	17,902,432	—	—
Netherlands	147,103,120	—	—
Norway	23,539,487	—	—
Peru	21,149,069	—	—
Singapore	17,478,979	—	—
South Korea	82,493,248	—	—
Spain	28,262,859	—	—
Sweden	30,369,603	—	—
Switzerland	291,850,810	—	—
Taiwan	34,253,314	—	—
United Kingdom	495,271,132	—	—
United States	73,717,323	—	—
Affiliated Money Market Mutual Fund	278,847,010	—	—
Other Financial Instruments*
Foreign Forward Currency Contract	—	220,019	—

Total	$3,096,663,218	$220,019	$—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	9.4%
Commercial Banks	9.3
Semiconductors & Semiconductor Equipment	6.0
Oil, Gas & Consumable Fuels	5.9
Internet Software & Services	5.2
Pharmaceuticals	4.9
Chemicals	4.6
Machinery	3.9
Real Estate Operation & Development	3.6
Retail & Merchandising	3.5
Automobile Manufacturers	3.4
Software	3.3
Foods	2.4
Wireless Telecommunication Services	1.9
Beverages	1.8
Telecommunications	1.7
Metals & Mining	1.7
Aerospace & Defense	1.6
Electronic Components	1.4
Transportation	1.4
Apparel & Textile	1.4
Cable Television	1.4
Building Materials	1.3
Media	1.3
Computer Services & Software	1.2
Office Equipment	1.2
Entertainment & Leisure	1.1

Healthcare Products	1.1%
Insurance	1.0
Tobacco	1.0
Diversified Financial Services	1.0
Hotels, Restaurants & Leisure	0.9
Specialty Retail	0.9
Energy Equipment & Services	0.9
Electrical Equipment	0.8
Distribution/Wholesale	0.8
Semiconductors	0.8
Computers & Peripherals	0.7
Multi-Utilities	0.7
Textiles, Apparel & Luxury Goods	0.6
Marine	0.6
Leisure Equipment & Products	0.6
Distributors	0.6
Commercial Services	0.6
Real Estate Investment Trusts	0.6
Capital Markets	0.6
Advertising	0.6
Biotechnology	0.6
Electronics	0.5
Commercial Services & Supplies	0.5
Restaurants	0.5
Trading Companies & Distributors	0.4
Household Durables	0.4

104.1
Liabilities in excess of other assets	(4.1)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 94.3%
Australia — 4.8%
Bank of Queensland Ltd.	693,400	$5,228,925
Bendigo and Adelaide Bank Ltd.	759,100	6,093,936
BHP Billiton Ltd.	391,953	14,051,827
Caltex Australia Ltd.	439,000	6,316,318
Challenger Ltd.	781,100	3,074,592
Downer EDI Ltd.*	585,700	2,438,925
Emeco Holdings Ltd.(g)	4,867,000	5,444,805
Goodman Fielder Ltd.	5,844,558	4,177,322
GrainCorp Ltd.	614,200	5,757,787
Harvey Norman Holdings Ltd.	2,266,700	4,719,406
Metcash Ltd.	931,500	4,149,049
Mount Gibson Iron Ltd.	2,634,500	3,056,423
National Australia Bank Ltd.	400,000	10,192,772
OneSteel Ltd.	3,650,800	4,689,288
Pacific Brands Ltd.	3,053,600	1,929,475
Rio Tinto Ltd.	143,800	9,741,680
Sims Metal Management Ltd.	166,626	2,535,489
St Barbara Ltd.*	1,353,200	2,887,529
Telstra Corp. Ltd.	1,286,300	4,383,645
Westpac Banking Corp.	325,100	7,371,569

		108,240,762

Austria — 0.6%
OMV AG	251,700	8,946,245
Voestalpine AG	138,300	4,650,948

		13,597,193

Belgium — 0.6%
AGFA-Gevaert NV*	624,500	1,440,917
Delhaize Group SA	160,900	8,465,710
KBC Groep NV	110,200	2,764,590

		12,671,217

Bermuda — 0.4%
Yue Yuen Industrial Holdings Ltd.(g)	2,331,500	8,181,439

Brazil — 1.3%
BM&FBOVESPA SA	1,398,450	8,572,492
Embraer SA, ADR	334,430	10,695,071
Natura Cosmeticos SA	505,800	10,930,899

		30,198,462

Canada — 2.5%
Canadian National Railway Co.	225,630	17,931,415
Canadian Natural Resources Ltd.	356,482	11,815,424
Cenovus Energy, Inc.	273,706	9,851,166
Potash Corp. of Saskatchewan, Inc.	353,310	16,142,734

		55,740,739

Cayman Islands — 0.4%
Tencent Holdings Ltd.	355,148	9,905,938

China — 1.9%
China Life Insurance Co. Ltd. (Class H Stock)	2,614,190	6,783,284
China Merchants Bank Co. Ltd. (Class H Stock)	6,259,153	12,799,525
Industrial & Commercial Bank of China Ltd. (Class H Stock)	16,570,220	10,690,396
Lee & Man Paper Manufacturing Ltd.	7,455,000	3,475,234
Sinopharm Group Co. Ltd. (Class H Stock)	3,185,585	8,901,777

		42,650,216

	Shares	Value
COMMON STOCKS (Continued)
Denmark — 1.4%
Danske Bank A/S*	90,200	$1,527,718
H. Lundbeck A/S	119,600	2,396,501
Novo Nordisk A/S (Class B Stock)	207,263	28,696,239

		32,620,458

Finland — 0.1%
Tieto Oyj	171,222	3,217,592

France — 8.6%
Air Liquide SA	138,051	18,404,591
Arkema SA	84,300	7,855,588
AXA SA	280,700	4,653,438
BNP Paribas SA	142,900	6,780,122
Cie Generale des Etablissements Michelin (Class B Stock)	157,000	11,690,353
Ciments Francais SA(g)	33,100	2,368,416
Credit Agricole SA	367,800	2,285,904
France Telecom SA	300,400	4,449,168
LVMH Moet Hennessy Louis Vuitton SA	147,357	25,323,023
Publicis Groupe SA	287,100	15,827,470
Renault SA	133,000	7,011,063
Sanofi	300,200	23,314,056
SCOR SE	243,300	6,574,185
Societe Generale	137,375	4,024,383
Thales SA	140,822	5,270,096
Total SA	381,700	19,467,061
Valeo SA	164,600	8,631,846
Vallourec SA	144,200	9,135,225
Vivendi SA	656,000	12,038,784

		195,104,772

Germany — 9.6%
Adidas AG	319,655	24,957,126
Allianz SE	224,300	26,764,989
Aurubis AG	42,600	2,249,058
BASF SE	104,500	9,141,433
Bayer AG	108,592	7,638,328
Daimler AG	226,700	13,669,303
Deutsche Bank AG	122,000	6,069,980
Deutsche Post AG	320,400	6,168,359
E.ON AG	222,300	5,324,835
Fresenius Medical Care AG & Co. KGaA	314,540	22,292,449
Hannover Rueckversicherung AG	62,800	3,730,527
Merck KGaA	45,500	5,035,530
Metro AG	60,000	2,319,850
Muenchener Rueckversicherungs- Gesellschaft AG	30,900	4,658,964
Rheinmetall AG	104,800	6,205,199
RWE AG	152,500	7,282,389
SAP AG	395,753	27,636,574
Siemens AG	191,600	19,316,134
ThyssenKrupp AG	184,100	4,582,919
Volkswagen AG	78,000	12,577,122

		217,621,068

Greece
Alpha Bank A.E.*	39,800	51,914

Hong Kong — 2.3%
Cathay Pacific Airways Ltd.	2,615,000	4,842,374
CNOOC Ltd.	9,494,691	19,513,784
First Pacific Co. Ltd.	5,038,000	5,585,848
Hong Kong Exchanges & Clearing Ltd.	1,014,958	17,056,360

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Kingboard Chemical Holdings Ltd.	1,264,000	$4,419,210
Shougang Fushan Resources Group Ltd.	2,744,000	929,325

		52,346,901

India — 0.4%
Coal India Ltd.	1,222,872	8,254,896

Ireland — 0.6%
Covidien PLC	254,130	13,895,828
Irish Life & Permanent Group Holdings PLC*	206,800	12,136

		13,907,964

Israel — 2.3%
Bank Hapoalim BM	811,200	2,978,686
Check Point Software Technologies Ltd.*	224,938	14,360,042
Elbit Systems Ltd., (NASDAQ GS)	400	15,400
Elbit Systems Ltd., (TASE)(g)	110,800	4,298,533
Teva Pharmaceutical Industries Ltd.	215,200	9,514,936
Teva Pharmaceutical Industries Ltd., ADR	481,445	21,693,912

		52,861,509

Italy — 1.6%
Banco Popolare Scarl	87,100	165,188
Enel SpA	2,101,300	7,600,429
ENI SpA	639,400	15,000,261
Finmeccanica SpA	544,700	2,949,469
Fondiaria-Sai SpA*	88,800	126,487
Telecom Italia SpA	9,195,000	10,932,851

		36,774,685

Japan — 15.7%
Aoyama Trading Co. Ltd.	144,900	3,072,363
Aozora Bank Ltd.	3,126,000	9,026,386
Asahi Kasei Corp.	951,000	5,871,221
Calsonic Kansei Corp.	465,000	2,837,079
Canon, Inc.	329,449	15,562,953
Circle K Sunkus Co. Ltd.	124,400	2,661,742
COMSYS Holdings Corp.	348,800	3,775,822
Dai-ichi Life Insurance Co. Ltd. (The)	5,153	7,115,959
FANUC Corp.	71,239	12,634,874
Fukuoka Financial Group, Inc.	814,000	3,609,255
Fuyo General Lease Co. Ltd.(g)	116,500	4,132,463
Heiwa Corp.	278,000	5,582,167
Hitachi Capital Corp.	179,000	2,664,347
JX Holdings, Inc.	425,200	2,635,346
KDDI Corp.	4,609	29,846,853
Keihin Corp.	112,300	2,078,574
Keiyo Bank Ltd. (The)(g)	756,000	3,626,096
Komatsu Ltd.	620,817	17,693,697
K’s Holdings Corp.	95,100	3,065,444
KYORIN Holdings, Inc.	178,000	3,369,892
Kyowa Exeo Corp.	426,900	3,842,461
Marubeni Corp.	1,170,000	8,438,927
Mitsubishi Corp.	307,800	7,139,978
Mitsubishi UFJ Financial Group, Inc.	6,236,510	31,043,158
Mitsui & Co. Ltd.	328,900	5,392,259
Mitsui Mining & Smelting Co. Ltd.	1,155,000	3,251,359
Mizuho Financial Group, Inc.	3,889,800	6,344,364
Morinaga Milk Industry Co. Ltd.(g)	901,000	3,537,816
Namco Bandai Holdings, Inc.	318,400	4,593,084
Nichii Gakkan Co.	225,300	3,015,977

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nichirei Corp.	345,000	$1,617,253
Nippon Electric Glass Co. Ltd.	334,000	2,901,365
Nippon Shokubai Co. Ltd.	382,000	4,425,976
Nippon Telegraph & Telephone Corp.	286,900	13,015,700
Nishi-Nippon City Bank Ltd. (The)	1,487,000	4,203,914
Nissan Shatai Co. Ltd.	243,000	2,542,443
NOF Corp.(g)	689,000	3,354,682
NTT DoCoMo, Inc.	6,200	10,292,135
Otsuka Holdings Co. Ltd.	44,600	1,320,164
Rengo Co. Ltd.	516,000	3,572,164
Sankyo Co. Ltd.	49,300	2,418,243
Sankyu, Inc.	958,000	3,750,054
Seino Holdings Co. Ltd.(g)	615,000	4,443,277
Shimachu Co. Ltd.	203,600	4,796,665
Shizuoka Gas Co. Ltd.(g)	383,800	2,740,435
Sumitomo Bakelite Co. Ltd.	8,930	47,040
Sumitomo Corp.	570,100	8,237,762
Sumitomo Mitsui Financial Group, Inc.	382,200	12,573,766
Toagosei Co. Ltd.(g)	1,249,000	5,749,293
Toppan Forms Co. Ltd.(g)	291,200	2,670,301
Toyo Suisan Kaisha Ltd.	193,000	5,010,958
Toyota Motor Corp.	526,958	22,728,526
Toyota Tsusho Corp.	206,600	4,205,884
Tsuruha Holdings, Inc.	76,000	4,476,260
Yokohama Rubber Co. Ltd. (The)	816,000	5,875,752

		354,431,928

Kazakhstan — 0.1%
Kazakhmys PLC	205,700	2,987,454

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,347	199,288

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV (Class V Stock)	4,851,020	16,277,751

Netherlands — 3.0%
Aegon NV*	723,500	4,017,997
ING Groep NV, CVA*	655,800	5,463,907
Koninklijke Ahold NV	882,300	12,226,219
Koninklijke DSM NV	145,200	8,401,688
Koninklijke KPN NV	784,100	8,625,424
Nutreco NV	39,500	2,840,582
Schlumberger Ltd.	291,489	20,383,826
Yandex NV*	203,100	5,457,297

		67,416,940

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,292,991

Norway — 0.8%
DnB ASA	440,200	5,658,306
Olsen Fred Energy ASA	107,265	4,206,027
Statoil ASA	331,900	9,010,359

		18,874,692

Portugal
Banco Espirito Santo SA	457,600	836,117

Singapore — 0.8%
DBS Group Holdings Ltd.	968,000	10,919,407
Golden Agri-Resources Ltd.	8,800,500	5,495,718
Hong Leong Asia Ltd.(g)	1,721,000	2,662,857

		19,077,982

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea — 0.7%
Hyundai Motor Co.	76,298	$15,689,894

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	504,100	4,011,743
Banco Espanol de Credito SA	327,600	1,570,299
Banco Santander SA	772,400	5,943,995
Red Electrica Corp. SA	127,800	6,253,727
Repsol YPF SA	321,900	8,075,513
Telefonica SA	132,900	2,177,512

		28,032,789

Sweden — 2.3%
Boliden AB	529,700	8,318,847
Electrolux AB (Class B Stock)	201,444	4,259,805
Hennes & Mauritz AB (Class B Stock)	510,948	18,489,215
NCC AB (Class B Stock)	137,800	2,905,635
Svenska Handelsbanken AB (Class A Stock)	230,000	7,331,993
Swedbank AB (Class A Stock)	287,500	4,467,336
Trelleborg AB (Class B Stock)	648,500	6,773,383

		52,546,214

Switzerland — 7.7%
Baloise Holding AG	96,600	7,779,794
Clariant AG*	251,700	3,474,224
Credit Suisse Group AG	550,600	15,693,960
Georg Fischer AG*	11,500	5,261,438
Helvetia Holding AG	11,600	4,301,651
Julius Baer Group Ltd.*	259,486	10,474,875
Nestle SA	407,055	25,612,855
Novartis AG	677,327	37,486,714
Roche Holding AG	72,000	12,530,409
Swatch Group AG (The)	22,680	10,439,282
Swiss Life Holding AG*	52,300	6,222,466
Swiss Re Ltd.*	163,400	10,435,372
Syngenta AG*	18,040	6,237,160
UBS AG*	442,000	6,193,974
Zurich Financial Services AG*	43,800	11,771,220

		173,915,394

Taiwan — 0.2%
HTC Corp.	168,765	3,413,668

United Kingdom — 21.1%
ARM Holdings PLC	1,043,319	9,879,156
AstraZeneca PLC	483,700	21,500,357
Aviva PLC	935,300	4,959,244
BAE Systems PLC	2,203,100	10,567,973
Barclays PLC	2,019,000	7,597,085
Beazley PLC(g)	1,403,454	3,131,507
Berendsen PLC(g)	243,100	2,029,722
BG Group PLC	893,466	20,693,198
BP PLC	3,064,000	22,668,797
British American Tobacco PLC	479,065	24,140,983
BT Group PLC	4,182,700	15,146,566
Cable & Wireless Communications PLC	7,625,800	3,938,533
Carnival PLC	416,361	13,305,971
Cookson Group PLC	476,600	5,267,604
Dairy Crest Group PLC	336,900	1,794,968
Debenhams PLC(g)	6,232,100	8,054,281
Drax Group PLC	268,100	2,334,940
DS Smith PLC	1,011,800	2,898,487
GlaxoSmithKline PLC	203,800	4,552,250

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Go-Ahead Group PLC(g)	148,200	$2,953,570
Home Retail Group PLC	2,727,000	4,972,457
HSBC Holdings PLC	1,710,787	15,090,871
Intermediate Capital Group PLC	1,531,000	7,089,323
J Sainsbury PLC	2,118,900	10,550,441
Kesa Electricals PLC	1,314,300	1,471,545
Kingfisher PLC	3,575,546	17,540,306
Legal & General Group PLC	2,642,300	5,523,810
Logica PLC	2,372,600	3,779,766
Marks & Spencer Group PLC	1,768,200	10,718,935
Marston’s PLC	1,332,800	2,091,294
Micro Focus International PLC	546,656	4,135,769
Mondi PLC	948,600	8,944,333
Old Mutual PLC	2,419,500	6,137,759
Pace PLC	1,536,215	1,836,725
Pearson PLC	596,960	11,123,775
Premier Foods PLC*	854,149	222,008
Reckitt Benckiser Group PLC	433,866	24,517,732
Rolls-Royce Holdings PLC*	741,890	9,635,551
Royal Dutch Shell PLC (Class B Stock)	907,100	31,912,451
RSA Insurance Group PLC	1,970,100	3,296,105
SABMiller PLC	326,646	13,111,295
Standard Chartered PLC	1,008,319	25,159,591
Tesco PLC	3,462,326	18,275,233
Thomas Cook Group PLC	1,173,400	422,289
Tullett Prebon PLC	429,200	2,402,751
Vodafone Group PLC	11,505,850	31,690,776
WM Morrison Supermarkets PLC	2,837,300	13,523,919
Xstrata PLC	228,600	3,905,067

		476,497,069

United States — 0.5%
Yum! Brands, Inc.	146,300	10,413,634

TOTAL COMMON STOCKS (cost $2,114,827,512)		2,135,851,530

PREFERRED STOCKS — 1.3%
Brazil — 0.4%
Itau Unibanco Holding SA, ADR (PRFC),	506,200	9,713,978

Germany — 0.9%
Volkswagen AG (PRFC)	107,222	18,854,907

TOTAL PREFERRED STOCKS (cost $24,667,212)		28,568,885

TOTAL LONG-TERM INVESTMENTS (cost $2,139,494,724)		2,164,420,415

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $85,777,961)(w)	85,777,961	85,777,961

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Value
TOTAL INVESTMENTS — 99.4% (cost $2,225,272,685)	$2,250,198,376
Other assets in excess of liabilities(x) — 0.6%	13,930,005

NET ASSETS — 100.0%	$2,264,128,381

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt

CVA	Certificate Van Aandelen (Bearer)

NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.

PRFC	Preference Shares

TASE	Tel Aviv Stock Exchange

EUR	Euro

JPY	Japanese Yen

NOK	Norwegian Krone

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 04/02/12	UBS Securities	EUR	450	$599,417	$600,278	$861
Japanese Yen,
Expiring 04/02/12	UBS Securities	JPY	23,004	277,995	277,928	(67)
Norwegian Krone,
Expiring 04/02/12	UBS Securities	NOK	446	77,670	78,346	676

				$955,082	$956,552	$1,470

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 05/09/12	State Street Bank	EUR	5,709	$7,507,005	$7,616,067	$(109,062)
Expiring 05/09/12	State Street Bank	EUR	31,905	43,804,610	42,559,748	1,244,862

				$51,311,615	$50,175,815	$1,135,800

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$104,091,713	$—	$4,149,049
Austria	13,597,193	—	—
Belgium	12,671,217	—	—
Bermuda	8,181,439	—	—
Brazil	30,198,462	—	—
Canada	55,740,739	—	—
Cayman Islands	9,905,938	—	—
China	42,650,216	—	—
Denmark	32,620,458	—	—
Finland	3,217,592	—	—
France	195,104,772	—	—
Germany	217,621,068	—	—
Greece	51,914	—	—
Hong Kong	52,346,901	—	—
India	8,254,896	—	—
Ireland	13,907,964	—	—
Israel	52,861,509	—	—
Italy	36,774,685	—	—
Japan	354,431,928	—	—
Kazakhstan	2,987,454	—	—
Liechtenstein	199,288	—	—
Mexico	16,277,751	—	—
Netherlands	67,416,940	—	—
New Zealand	1,292,991	—	—
Norway	18,874,692	—	—
Portugal	836,117	—	—
Singapore	19,077,982	—	—
South Korea	15,689,894	—	—
Spain	28,032,789	—	—
Sweden	52,546,214	—	—
Switzerland	173,915,394	—	—
Taiwan	3,413,668	—	—
United Kingdom	476,497,069	—	—
United States	10,413,634	—	—
Preferred Stocks:
Brazil	9,713,978	—	—
Germany	18,854,907	—	—
Affiliated Money Market Mutual Fund	85,777,961	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	1,137,270	—

Total	$2,246,049,327	$1,137,270	$4,149,049

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2012 were as follows:

Banks	10.9%
Oil & Gas	9.1
Pharmaceuticals	8.0
Insurance	5.9
Telecommunications	5.8
Retail	5.3
Food	4.9
Chemicals	4.3
Auto Manufacturers	4.1
Affiliated Money Market Mutual Fund	3.8
Software	2.0
Diversified Financial Services	2.0
Aerospace/Defense	1.9
Mining	1.8
Agriculture	1.6
Distribution/Wholesale	1.5
Financial – Bank & Trust	1.5
Apparel	1.5
Auto Parts & Equipment	1.4
Holding Companies – Diversified	1.4
Transportation	1.3
Electric	1.2
Household Products/ Wares	1.2
Miscellaneous Manufacturing	1.1
Media	1.0
Healthcare – Services	1.0
Machinery – Construction & Mining	0.8
Iron/Steel	0.7
Advertising	0.7
Office Equipment	0.7
Internet	0.7
Beverages	0.7

Metal Fabricate/Hardware	0.6%
Healthcare Products	0.6
Hotels, Restaurants & Leisure	0.6
Engineering & Construction	0.6
Machinery & Equipment	0.6
Forest & Paper Products	0.5
Industrial Conglomerates	0.5
Cosmetics/Personal Care	0.5
Computers	0.5
Semiconductors	0.4
Coal	0.4
Entertainment	0.3
Commercial Services	0.3
Transportation Services	0.3
Airlines	0.3
Home Furnishings	0.3
Trading Companies & Distributors	0.2
Machinery	0.2
Building Materials	0.2
Toys	0.2
Electronic Components & Equipment	0.2
Oil & Gas Services	0.2
Telecommunication Services	0.2
Metals & Mining	0.2
Containers & Packaging	0.1
Food Products	0.1
Paper & Forest Products	0.1
Electronics	0.1
Gas	0.1
Independent Power Producers & Energy Traders	0.1
Healthcare Technology	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.0%

ASSET-BACKED SECURITIES — 3.1%

Non-Residential Mortgage-Backed Securities — 2.5%
AIMCO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.811%	(c)	10/20/19	$2,458	$2,345,178
Apidos CDO (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	2.094%	(c)	10/17/21	2,500	2,493,930
ARES CLO Funds (Cayman Islands), Series 2005-10A, Class A3, 144A	Aaa	0.714%	(c)	09/18/17	404	397,264
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.819%	(c)	01/26/20	1,574	1,516,686
BA Credit Card Trust, Series 2006-C5, Class C5	A3	0.642%	(c)	01/15/16	5,000	4,969,679
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	1.042%	(c)	02/15/17	3,000	2,981,142
BlackRock Senior Income Series Corp. (Cayman Islands), Series 2005-2A, Class A1, 144A	Aaa	0.741%	(c)	05/25/17	1,220	1,197,599
Chase Credit Card Master Trust, Series 2003-4, Class C	Ba1	1.492%	(c)	01/15/16	3,000	3,009,851
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.712%	(c)	03/24/17	5,500	5,365,436
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	12,706	12,864,825
First CLO Ltd. (Cayman Islands), Series 2004-1A1, Class A1, 144A	Aaa	0.907%	(c)	07/27/16	193	192,051
Fraser Sullivan CLO Ltd., Series 2011-6A, Class A1, 144A	Aaa	2.138%	(c)	11/22/22	500	507,538
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%		06/15/16	4,025	4,083,684
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%		04/15/16	775	795,365
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.723%	(c)	08/21/20	1,508	1,462,073
Gulf Stream Compass CLO Ltd. (Cayman Islands), Series 2004-1A, Class A, 144A	Aaa	0.927%	(c)	07/15/16	84	83,544
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	14,000	14,012,036
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.802%	(c)	10/19/20	967	934,731
LCM LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.748%	(c)	06/01/17	2,300	2,237,511
Lightpoint CLO Ltd. (Cayman Islands), Series 2005-3A, 144A	Aaa	0.734%	(c)	09/15/17	2,036	1,962,196
MBNA Credit Card Master Note Trust, Series 2002-C3, Class C3	A3	1.592%	(c)	10/15/14	1,500	1,501,628
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.242%	(c)	03/15/15	14,000	14,080,949
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.142%	(c)	11/15/16	1,500	1,501,885
MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1	A3	0.662%	(c)	07/15/15	7,000	6,982,861
Trimaran CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.797%	(c)	11/01/18	2,500	2,418,158

						89,897,800

Residential Mortgage-Backed Securities — 0.6%
ACE Securities Corp., Series 2004-IN1, Class A1	Aa2	0.562%	(c)	05/25/34	1,649	1,214,803
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.202%	(c)	09/25/34	2,000	1,525,568
Argent Securities Inc, Series 2003-W4, Class M1	A3	1.442%	(c)	10/25/33	4,653	3,597,358

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	Aaa	0.602%	(c)	09/25/34	$1,942	$1,615,923
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.602%	(c)	10/25/34	299	288,170
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	Aa3	0.632%	(c)	11/25/34	1,245	1,099,890
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	Aa3	1.142%	(c)	12/25/34	2,691	2,318,613
GSAMP Trust, Series 2005-WMC1, Class A4	Aa1	0.622%	(c)	09/25/35	836	814,614
Home Equity Asset Trust, Series 2005-5, Class 2A2	Aaa	0.492%	(c)	11/25/35	4	3,662
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	Aa1	0.662%	(c)	01/20/35	1,496	1,353,766
MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.592%	(c)	09/25/34	759	556,061
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Aa1	0.722%	(c)	12/25/34	2,360	1,746,252
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	Aaa	1.322%	(c)	03/25/33	277	238,442
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	B3	1.142%	(c)	05/25/34	6,982	5,067,010
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	Caa1	1.142%	(c)	05/25/34	1,958	1,332,155
Option One Mortgage Loan Trust, Series 2003-3, Class A1	Baa1	0.822%	(c)	06/25/33	699	565,533

						23,337,820

TOTAL ASSET-BACKED SECURITIES (cost $105,071,925)						113,235,620

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334%	(c)	09/10/45	368	372,075
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(d)	5.395%		12/11/40	2,000	2,028,288
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3	Aaa	4.550%		06/11/41	1,154	1,153,534
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A2	AAA(d)	5.426%		09/11/41	1,129	1,153,401
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	295	294,700
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	10,462	10,866,011
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.726%	(c)	03/15/49	1,682	1,787,409
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.324%	(c)	01/15/46	26,198	28,980,201
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.750%	(c)	06/10/46	18,010	20,317,765
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.811%	(c)	12/10/49	1,748	1,757,111
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2	Aaa	5.448%	(c)	01/15/49	6,154	6,252,480
Fannie Mae-ACES, Series 2012-M1, Class A2	AA+(d)	2.729%		10/25/21	44,600	44,156,141
Federal Home Loan Mortgage Corp., Series 2009-K004, Class A3	AA+(d)	4.241%		08/25/19	1,400	1,550,613

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4(a)	AAA(d)	5.329%	(c)	03/10/44	$10,000	$11,077,220
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	5,301	5,298,084
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A3	Aaa	5.883%	(c)	07/10/38	4,617	4,616,195
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	15,821	16,019,016
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	24,192	26,807,083
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	43,300	48,782,430
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654%		01/12/37	6,219	6,293,249
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.282%	(c)	01/12/43	10,000	10,179,670
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%	(c)	12/12/44	3,392	3,409,614
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	Aaa	5.388%		05/15/45	10,000	10,372,400
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.801%	(c)	06/15/49	4,024	4,045,573
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	18,800	20,203,740
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	72	72,345
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2	AAA(d)	5.588%		09/15/45	2,000	2,029,612
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	10,500	11,932,809
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	5.898%	(c)	06/12/46	6,750	7,688,736
Morgan Stanley Capital I, Series 2006-HQ8, Class A4(a)	Aaa	5.418%	(c)	03/12/44	14,380	15,985,570
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%	(c)	07/15/45	20,000	22,549,820
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%		10/15/48	875	878,587
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	Aaa	5.294%		12/15/43	9,595	10,035,734
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	5.854%	(c)	02/15/51	9,004	9,041,555

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $352,396,155)						367,988,771

CORPORATE BONDS — 46.9%

Aerospace & Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%		07/15/20	700	722,792
L-3 Communications Corp., Gtd. Notes	Ba1	6.375%		10/15/15	2,300	2,354,625
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%		09/15/16	3,540	3,600,810
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%		01/15/15	2,080	2,106,000

						8,784,227

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines — 0.1%
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa2	4.750%	01/12/21	$255	$265,192
Continental Airlines, Inc., Series A, Pass-Through Certificates	Baa1	5.983%	04/19/22	1,720	1,864,489
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates(a)	Baa2	6.200%	07/02/18	719	778,780

					2,908,461

Automotive — 0.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	2.625%	09/15/16	10,000	10,319,820
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14	500	545,146

					10,864,966

Banking — 12.5%
American Express Co., Sr. Unsec’d. Notes(a)(h)	A3	8.125%	05/20/19	20,900	27,322,424
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa1	5.625%	07/01/20	40,000	41,701,280
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.700%	01/24/22	3,145	3,329,247
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa1	6.000%	09/01/17	8,150	8,876,654
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	5,000	5,007,715
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa1	5.650%	05/01/18	1,000	1,067,502
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(h)	Aa3	3.550%	09/23/21	10,000	10,242,710
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.125%	01/08/20	10,000	10,459,580
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	3,250	3,737,061
Bear Stearns Cos LLC. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	3,500	4,220,384
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	17,150	18,045,607
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,424,163
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.500%	01/14/22	20,090	20,168,652
Citigroup, Inc., Sr. Unsec’d. Notes(h)	A3	6.125%	05/15/18	4,750	5,324,684
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	9,465	11,669,190
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	14,000	15,159,354
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	1,910,514
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A1	5.250%	07/27/21	40,900	40,487,564
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	5,500	5,932,465
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	2,220	2,318,317
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	4.875%	01/14/22	22,585	23,927,723
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	6,870	7,426,896
JPMorgan Chase & Co., Sr. Notes(a)	Aa3	4.625%	05/10/21	10,000	10,450,710
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	3.150%	07/05/16	16,490	16,998,947
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	4.250%	10/15/20	33,000	33,787,578
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%	01/15/18	2,500	2,892,025
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	A1	6.375%	01/21/21	6,750	7,245,457
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	A1	5.800%	01/13/20	1,000	1,027,073
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	4.750%	03/22/17	12,450	12,454,146

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.500%	07/28/21	$25,000	$24,432,100
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	3,850	3,779,861
Morgan Stanley, Series G, Sr. Unsec’d. Notes(h)	A2	5.450%	01/09/17	8,000	8,169,976
Northern Trust Corp., Sr. Unsec’d. Notes	A1	3.375%	08/23/21	2,630	2,688,883
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	6,025	6,208,009
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	2,130	2,591,492
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(a)	A2	6.125%	01/11/21	5,000	5,351,720
Royal Bank of Scotland PLC (The) (United Kingdom), Series 2, Gtd. Notes	A2	3.400%	08/23/13	3,000	3,040,278
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	165	167,199
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.500%	03/13/17	1,325	1,310,882
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	3,080	3,072,488
UBS AG Stamford, CT (Switzerland), Notes, MTN	Aa3	3.875%	01/15/15	2,000	2,080,700
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	A2	5.750%	02/01/18	16,000	18,602,144
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	3.500%	03/08/22	7,590	7,472,120
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	4.600%	04/01/21	8,255	8,852,819

					456,436,293

Building Materials & Construction
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,182,982

Cable — 1.3%
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,350	3,726,875
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,745	1,842,774
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750%	10/01/14	3,660	3,978,197
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A(a)	Baa2	3.800%	03/15/22	10,000	9,862,720
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.000%	09/01/21	20,940	21,454,831
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	2,525	3,291,603
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	1,250	1,381,250

					45,538,250

Capital Goods — 1.9%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	5,000	5,325,000
Caterpillar, Inc., Sr. Unsec’d. Notes(a)	A2	3.900%	05/27/21	17,400	19,070,069
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	1,780	1,801,566
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	1,080	1,102,927
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	3,750	4,047,142
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	2,095	2,146,696
Waste Management, Inc., Gtd. Notes(a)	Baa3	4.600%	03/01/21	17,452	19,164,861
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19	2,000	2,499,178
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	12,260	13,082,327

					68,239,766

Chemicals — 1.0%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	4.250%	11/15/20	25,415	26,593,824
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	6,820	7,229,991
Lubrizol Corp., Gtd. Notes	Aa2	8.875%	02/01/19	1,750	2,371,364

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Lyondell Chemical Co., Gtd. Notes	Ba2	11.000%	05/01/18	$998	$1,103,009

					37,298,188

Consumer — 0.2%
Jarden Corp., Gtd. Notes	Ba3	8.000%	05/01/16	5,085	5,498,156
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	2,585	2,652,776

					8,150,932

Electric — 1.3%
Commonwealth Edison Co., First Mortgage Bonds(a)	A3	3.400%	09/01/21	15,335	15,811,412
Consumers Energy Co., First Mortgage Bonds	A3	6.125%	03/15/19	1,000	1,203,816
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700%	01/15/17	900	937,372
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,450,738
Nevada Power Co., General Ref. Mortgage	Baa2	5.875%	01/15/15	2,297	2,582,616
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	13,750	14,599,489
PPL Electric Utilities Corp., First Mortgage Bonds(a)	A3	3.000%	09/15/21	5,000	5,021,250
PSEG Power LLC, Gtd. Notes	Baa1	2.750%	09/15/16	1,560	1,574,862
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,280,183
Virginia Electric and Power Co., Sr. Unsec’d. Notes(a)	A3	2.950%	01/15/22	2,505	2,480,113

					47,941,851

Energy - Integrated — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	3,055	3,229,037
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	3.200%	03/11/16	5,595	5,928,104
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	12,410	13,632,273
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.742%	03/11/21	9,000	10,079,937
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,550	1,656,353
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	5.700%	10/15/19	3,000	3,573,963
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	775,094
Total Capital SA (France), Gtd. Notes(a)	Aa1	3.000%	06/24/15	2,470	2,564,235

					41,438,996

Energy - Other — 2.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16	10,000	11,528,970
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	10,000	11,882,170
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	935	1,006,317
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	2,000	2,415,498
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	3,850	4,016,732
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,917,235
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	8,285	8,468,214
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	A2	3.125%	02/15/22	10,000	10,088,700
Phillips 66, Gtd. Notes, 144A	Baa1	4.300%	04/01/22	1,570	1,597,002
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950%	09/14/16	6,185	6,258,329
Transocean, Inc., Gtd. Notes(a)	Baa3	6.375%	12/15/21	5,360	6,030,900

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	$9,850	$10,479,110
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	562,264
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	9.625%	03/01/19	1,300	1,722,880
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	500	577,370

					79,551,691

Foods — 3.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	A3	5.375%	01/15/20	26,720	31,401,237
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	2,750	3,587,573
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	8,500	8,712,585
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,155,653
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	886,691
JM Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	4,025	4,077,824
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%	02/10/20	23,750	27,456,021
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%	03/01/18	750	897,565
PepsiCo., Inc., Sr. Unsec’d. Notes(a)	Aa3	3.000%	08/25/21	9,450	9,551,890
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	18,225	18,541,404
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	6,369	7,451,730
Wendy’s Co. (The), Gtd. Notes	B3	10.000%	07/15/16	4,000	4,370,000

					118,090,173

Gaming — 0.3%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	6,600	7,647,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $2,100,000; purchased 08/10/11)(f)	B1	11.375%	07/15/16(g)	2,000	2,145,000

					9,792,750

Healthcare & Pharmaceutical — 3.1%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.875%	11/15/21	20,405	20,893,659
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	1,330	1,392,449
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.400%	12/01/21	12,980	13,624,782
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	3,285	3,465,675
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	1,910	2,081,900
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15	1,000	1,068,753
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	6.200%	03/15/19	13,683	17,122,920
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	20,000	24,389,960
Sanofi (France), Sr. Unsec’d. Notes	A2	1.200%	09/30/14	16,120	16,295,435
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000%	09/30/16	8,075	8,277,263
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	A3	3.600%	08/15/21	1,890	1,994,901
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,433,394

					112,041,091

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.125%	06/01/21	9,000	9,642,744
Aetna, Inc., Sr. Unsec’d. Notes(h)	Baa1	6.500%	09/15/18	2,652	3,265,429
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	1,000	1,096,869
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	A3	4.700%	02/15/21	11,250	12,618,675
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18	2,600	3,140,355

					29,764,072

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 2.3%
Allstate Corp. (The), Sr. Unsec’d. Notes(h)	A3	7.450%	05/16/19	$1,105	$1,385,879
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16	15,025	15,892,844
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	875	990,263
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	14,500	17,405,960
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,885	4,224,961
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15	1,100	1,152,832
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	4,013,625
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	907,622
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,023,943
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,412,322
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa2	4.850%	06/24/21	16,130	17,027,425
Lincoln National Corp., Sr. Unsec’d. Notes(h)	Baa2	8.750%	07/01/19	2,305	2,917,836
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	11,850	12,998,099
Pacific LifeCorp., Sr. Notes, 144A	Baa1	6.000%	02/10/20	1,500	1,635,100
WR Berkley Corp., Sr. Unsec’d. Notes(a)	Baa2	4.625%	03/15/22	690	687,645
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	540,897

					84,217,253

Lodging — 0.1%
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.750%	06/01/16	2,000	2,060,000
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	Baa3	4.250%	03/01/22	1,000	980,325

					3,040,325

Media & Entertainment — 3.2%
CBS Corp., Gtd. Notes	Baa2	8.875%	05/15/19	1,650	2,167,823
Discovery Communications LLC, Gtd. Notes(a)	Baa2	4.375%	06/15/21	20,450	21,982,462
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,000,328
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	25,025	26,805,404
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	390	435,935
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	35	40,095
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	2,000	2,432,082
Nielsen Finance LLC / Nielsen Finance Co. (Netherlands), Gtd. Notes	B2	11.625%	02/01/14	2,605	3,008,775
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	3,000	3,180,000
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.000%	01/15/22	17,825	18,515,059
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.750%	03/29/21	265	291,036
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.875%	03/15/20	1,500	1,659,744
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.875%	12/15/21	15,760	16,218,222
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.500%	03/01/21	1,230	1,326,532
Walt Disney Co. (The), Sr. Unsec’d. Notes(h)	A2	2.750%	08/16/21	13,340	13,287,307
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	2,000	2,180,000

					117,530,804

Metals & Mining — 0.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	150	151,360
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,635	1,717,907
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.250%	02/25/22	1,115	1,127,375

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Century Aluminum Co., Sec’d. Notes	B(d)	8.000%	05/15/14	$2,400	$2,454,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	3,110	2,986,901
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(a)	A3	2.250%	09/20/16	6,300	6,477,818
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	6,445	6,653,547
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	1,015	1,075,400
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A(a)	Baa2	5.800%	11/15/16	1,600	1,797,358

					24,441,666

Non-Captive Finance — 1.6%
CIT Group, Inc., Gtd. Notes, 144A(a)	B1	7.000%	05/04/15	5,000	5,006,000
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,489,158
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)(h)	Aa2	4.650%	10/17/21	34,285	36,490,211
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	Aa2	6.000%	08/07/19	5,000	5,838,800
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	275	274,692
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	5,000	5,137,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,770	1,911,600
SLM Corp., Unsec’d. Notes, MTN(a)	Ba1	6.000%	01/25/17	2,220	2,286,600

					59,434,561

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	4.750%	02/15/22	10,670	11,244,185
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	08/15/21	2,050	2,584,041
MeadWestvaco Corp., Sr. Unsec’d. Notes(a)	Ba1	7.375%	09/01/19	3,000	3,493,323

					17,321,549

Pipelines & Other — 1.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	2,735	3,578,114
El Paso Pipeline Partners Operating Co LLC, Gtd. Notes(a)	Ba1	5.000%	10/01/21	4,200	4,354,841
Enbridge Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.200%	09/15/21	5,000	5,210,675
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200%	02/01/22	750	784,618
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	7,850	7,771,987
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	1,885	1,952,592
Plains All American Pipeline LP, Gtd. Notes(a)	Baa2	8.750%	05/01/19	1,020	1,328,543
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	2,043,984
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	4,825	4,875,576
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	11,500	11,816,273

					43,717,203

Railroads — 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.450%	09/15/21	7,000	7,111,734
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	6,950	7,172,456
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,405,413

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Railroads (cont’d.)
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	Baa1	5.900%		06/15/19	$11,000	$13,154,449

						29,844,052

Real Estate Investment Trusts — 0.3%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%		05/15/13	2,550	2,674,580
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%		08/15/14	500	548,348
ProLogis LP, Gtd. Notes	Baa2	6.875%		03/15/20	120	137,842
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%		03/15/13	1,225	1,255,790
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%		01/30/17	2,325	2,380,633
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%		03/15/22	515	496,669
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%		05/30/18	2,250	2,649,058

						10,142,920

Retailers — 2.2%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	4.125%		05/15/21	15,000	16,115,940
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		06/01/17	1,100	1,298,110
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%		08/15/16	3,000	3,518,427
Home Depot, Inc., Sr. Unsec’d. Notes(a)	A3	4.400%		04/01/21	10,500	11,766,982
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	4.000%		11/01/21	4,425	4,564,883
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	6.250%		12/15/17	2,375	2,828,131
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	A3	3.800%		11/15/21	12,500	13,260,800
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%		01/15/22	1,330	1,333,877
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	7.450%		10/15/16	5,765	6,695,067
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%		10/15/21	2,250	2,393,962
Target Corp., Sr. Unsec’d. Notes	A2	2.900%		01/15/22	4,920	4,862,780
Target Corp., Sr. Unsec’d. Notes(a)	A2	3.875%		07/15/20	10,000	10,930,020
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%		04/15/21	2,000	2,233,692

						81,802,671

Technology — 0.8%
CA, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		12/01/19	2,000	2,180,030
Fiserv, Inc., Gtd. Notes	Baa2	3.125%		10/01/15	1,585	1,636,390
International Business Machines Corp., Sr. Unsec’d. Notes(h)	Aa3	7.625%		10/15/18	3,300	4,401,959
Microsoft Corp., Sr. Unsec’d. Notes(a)	Aaa	4.000%		02/08/21	15,000	16,840,875
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%		02/15/15	1,040	1,104,616
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%		02/01/17	1,925	2,227,993

						28,391,863

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%		09/08/16	17,605	17,821,982
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A2	3.875%		08/15/21	24,650	26,072,354
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.600%		05/15/18	1,330	1,572,963
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%		01/15/13	1,000	1,033,190
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(h)	A2	8.500%		11/15/18	3,000	4,119,069
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)	Baa3	7.082%		06/01/16(g)	7,140	8,041,218
France Telecom SA (France), Sr. Unsec’d. Notes	A3	2.750%		09/14/16	5,050	5,194,627
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	Ba2	6.250%		01/15/13	5,000	5,125,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	3.724%	(c)	06/15/13	2,000	2,023,288

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	$1,000	$1,065,000
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	3.500%	11/01/21	25,000	25,576,550
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	A3	5.625%	02/27/17	1,500	1,754,566

					99,399,807

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	20,000	21,498,660
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	4,110	5,584,775
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	865	1,073,981
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	A2	4.125%	05/17/21	4,500	4,868,302
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	2,500	3,000,512

					36,026,230

TOTAL CORPORATE BONDS (cost $1,642,561,269)					1,713,335,593

MUNICIPAL BONDS — 0.4%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa2	5.491%	11/01/39	1,000	1,213,410
Massachusetts State Water Pollution Abatement, Build America Bonds	Aaa	5.192%	08/01/40	1,400	1,606,276
New York City Municipal Water Finance Authority, Build America Bonds	Aa2	6.011%	06/15/42	2,010	2,596,578
Ohio State University (The), Revenue Bonds, Build America Bonds	Aa1	4.910%	06/01/40	1,300	1,445,561
Oregon State Department of Transportation, Build America Bonds	Aa2	5.834%	11/15/34	500	605,300
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, Build America Bonds	Aa3	5.511%	12/01/45	1,800	1,989,900
San Francisco City & County Public Utilities Commission, Build America Bonds	Aa3	6.000%	11/01/40	2,000	2,385,140
State of California, Build America Bonds	A1	7.625%	03/01/40	800	1,035,552
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,832,700

TOTAL MUNICIPAL BONDS (cost $13,371,498)					15,710,417

NON-CORPORATE FOREIGN AGENCIES — 2.0%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,951,013
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	A1	4.000%	01/29/21	10,000	9,840,350
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	Baa1	9.250%	04/23/19	10,000	12,350,000
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	8.000%	01/23/14	3,000	3,306,924
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	9,340	9,129,084
Petrobras International Finance Co. (Brazil), Gtd. Notes	A3	5.375%	01/27/21	22,235	23,941,292
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	10,000	11,025,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $72,183,581)					73,543,663

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGNS — 3.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%		01/22/21	$8,000	$9,056,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%		01/07/41	19,275	22,214,438
Brazilian Government International Bond (Brazil), Series A, Sr. Unsec’d. Notes	Baa2	8.000%		01/15/18	667	795,667
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	Aaa	0.875%		02/14/17	17,830	17,613,811
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	5.125%		01/15/20	10,000	11,475,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.050%		01/11/40	18,900	22,774,500
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	5.125%		04/21/21	5,000	5,340,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	6.375%		07/15/19	1,200	1,395,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, RegS	Aa2	5.250%		01/20/20	10,000	11,025,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%		05/05/21	10,000	10,837,500
Republic of Korea (South Korea), Sr. Unsec’d. Notes	A1	7.125%		04/16/19	1,500	1,855,576
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS	Baa1	7.500%		03/31/30	8,050	9,629,812

TOTAL SOVEREIGNS (cost $119,856,116)						124,012,304

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Residual Funding Corp. Strips Principal		2.600%	(s)	07/15/20	1,643	1,348,157
Residual Funding Corp. Strips Principal		2.870%	(s)	01/15/21	1,500	1,194,590

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,971,401)						2,542,747

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 11.0%
Federal Home Loan Mortgage Corp.		4.500%		10/01/39-07/01/41	203,279	215,882,998
Government National Mortgage Association		4.000%		10/15/39-09/15/41	169,107	181,837,935
Government National Mortgage Association		4.000%		TBA	4,000	4,280,625

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $397,295,733)						402,001,558

U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Bonds(k)		6.250%		08/15/23	90,030	124,691,550
U.S. Treasury Bonds(k)		8.500%		02/15/20	97,005	145,371,112
U.S. Treasury Bonds		8.750%		05/15/20	42,700	65,197,562
U.S. Treasury Notes		1.000%		03/31/17	3,640	3,632,323
U.S. Treasury Notes(a)		2.000%		02/15/22	132,675	130,125,119
U.S. Treasury Notes		3.125%		05/15/19	84,900	93,489,503
U.S. Treasury Strips Coupon(a)		1.570%	(n)	08/15/18	70,800	64,267,992
U.S. Treasury Strips Coupon(a)		1.850%	(n)	05/15/19	99,790	88,148,199
U.S. Treasury Strips Coupon(a)		1.890%	(n)	11/15/19	106,700	92,479,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $810,051,656)						807,403,344

TOTAL LONG-TERM INVESTMENTS (cost $3,514,759,334)						3,619,774,017

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 11.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $433,111,965; includes $433,111,153 of cash collateral received for securities on loan)(b)(w)	433,111,965	$433,111,965

TOTAL INVESTMENTS — 110.9% (cost $3,947,871,299)		4,052,885,982
Liabilities in excess of other assets(x) — (10.9)%		(397,626,056)

NET ASSETS — 100.0%		$3,655,259,926

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $421,111,262; cash collateral of $433,111,153 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $10,809,659. The aggregate value of $11,987,784 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Position:
10,960	10 Year U.S. Treasury Notes	Jun. 2012	$1,424,535,240	$1,419,148,750	$(5,386,490)

Short Positions:
454	2 Year U.S. Treasury Notes	Jun. 2012	99,928,634	99,943,844	(15,210)
1,909	5 Year U.S. Treasury Notes	Jun. 2012	233,821,970	233,927,070	(105,100)
101	U.S. Long Bond	Jun. 2012	13,928,304	13,912,750	15,554
191	U.S. Ultra Bond	Jun. 2012	29,343,539	28,835,031	508,508

					403,752

					$(4,982,738)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 88,500	05/01/16	2.848%	3 month LIBOR(2)	$(7,434,209)	$—	$ (7,434,209)	Barclays Bank PLC
68,000	08/11/16	1.456%	3 month LIBOR(2)	1,109,694	—	1,109,694	Deutsche Bank AG
19,440	09/14/16	1.206%	3 month LIBOR(2)	(73,374)	—	(73,374)	Deutsche Bank AG
370,000	09/27/16	1.070%	3 month LIBOR(2)	(1,037,681)	—	(1,037,681)	Morgan Stanley Capital Services
350,000	10/13/16	1.458%	3 month LIBOR(2)	(6,750,329)	—	(6,750,329)	JPMorgan Chase Bank
290,000	11/18/16	1.315%	3 month LIBOR(1)	3,028,968	—	3,028,968	Barclays Bank PLC
300,000	11/22/16	1.339%	3 month LIBOR(1)	3,424,006	—	3,424,006	JPMorgan Chase Bank
485,000	11/23/16	1.333%	3 month LIBOR(1)	5,358,832	—	5,358,832	Citibank N.A.
370,000	11/25/16	1.340%	3 month LIBOR(1)	4,189,508	—	4,189,508	Citibank N.A.
200,000	11/25/16	1.323%	3 month LIBOR(1)	2,172,019	—	2,172,019	JPMorgan Chase Bank
500,000	12/05/16	1.330%	3 month LIBOR(2)	(5,170,940)	—	(5,170,940)	JPMorgan Chase Bank
65,390	01/09/17	1.237%	3 month LIBOR(2)	(168,363)	—	(168,363)	Barclays Bank PLC
25,000	08/08/18	1.980%	3 month LIBOR(1)	593,041	—	593,041	Bank of America N.A.
73,000	08/11/18	2.055%	3 month LIBOR(1)	2,055,490	—	2,055,490	JPMorgan Chase Bank
64,000	08/16/18	1.862%	3 month LIBOR(2)	(1,013,110)	—	(1,013,110)	Barclays Bank PLC
405,000	10/17/18	1.887%	3 month LIBOR(2)	(8,494,531)	—	(8,494,531)	Morgan Stanley Capital Services
209,840	11/15/18	1.700%	3 month LIBOR(2)	(160,584)	—	(160,584)	Morgan Stanley Capital Services
174,780	11/15/18	1.712%	3 month LIBOR(2)	(264,337)	—	(264,337)	Citibank N.A.
163,150	11/15/18	1.531%	3 month LIBOR(2)	1,628,399	—	1,628,399	Citibank N.A.
16,817	11/15/19	4.546%	3 month LIBOR(2)	(6,653,012)	—	(6,653,012)	Deutsche Bank AG
27,616	05/15/20	4.246%	3 month LIBOR(2)	(9,820,553)	—	(9,820,553)	Deutsche Bank AG
39,000	06/11/20	3.300%	3 month LIBOR(1)	4,279,656	—	4,279,656	Barclays Bank PLC
8,000	07/06/20	3.030%	3 month LIBOR(1)	677,333	—	677,333	Barclays Bank PLC
80,470	08/11/20	2.828%	3 month LIBOR(1)	5,272,087	—	5,272,087	Barclays Bank PLC
26,502	05/15/21	4.419%	3 month LIBOR(2)	(10,416,047)	—	(10,416,047)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 month LIBOR(2)	(10,504,771)	—	(10,504,771)	Deutsche Bank AG
5,610	07/20/21	3.035%	3 month LIBOR(1)	440,499	—	440,499	Citibank N.A.
175,000	09/26/21	1.908%	3 month LIBOR(2)	4,575,421	—	4,575,421	Barclays Bank PLC
540,000	10/05/21	1.971%	3 month LIBOR(1)	(6,949,034)	—	(6,949,034)	JPMorgan Chase Bank
385,000	10/06/21	1.983%	3 month LIBOR(1)	(4,588,145)	—	(4,588,145)	JPMorgan Chase Bank
500,000	10/17/21	2.331%	3 month LIBOR(2)	(9,731,138)	—	(9,731,138)	Citibank N.A.
225,000	10/17/21	2.331%	3 month LIBOR(2)	(4,379,075)	—	(4,379,075)	Morgan Stanley Capital Services
175,000	11/23/21	2.136%	3 month LIBOR(1)	(269,538)	—	(269,538)	Barclays Bank PLC
54,870	11/23/21	2.148%	3 month LIBOR(2)	26,601	—	26,601	Citibank N.A.
375,000	12/05/21	2.254%	3 month LIBOR(2)	(3,136,272)	—	(3,136,272)	JPMorgan Chase Bank
37,035	01/27/22	2.071%	3 month LIBOR(2)	523,760	—	523,760	Citibank N.A.
28,405	01/30/22	2.082%	3 month LIBOR(2)	384,400	—	384,400	Citibank N.A.
49,265	02/07/22	2.056%	3 month LIBOR(2)	810,424	—	810,424	Citibank N.A.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 45,560	02/10/22	2.097%	3 month LIBOR(2)	$588,296	$—	$588,296	Morgan Stanley Capital Services

				$(55,876,609)	$—	$(55,876,609)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Centex Corp.	06/20/14	1.000%	$3,000	$13,329	$(19,128)	$32,457	Credit Suisse International
Citizen Communications Corp.	12/20/12	1.000%	3,000	9,373	136,654	(127,281)	Deutsche Bank AG
Citizen Communications Corp.	12/20/12	1.000%	2,000	6,249	101,006	(94,757)	Deutsche Bank AG
GATX Financial Corp.	12/20/12	1.000%	2,450	(10,543)	26,615	(37,158)	Credit Suisse International
Macy’s Retail Holdings, Inc.	09/20/16	1.000%	5,765	(17,344)	592,878	(610,222)	Deutsche Bank AG
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	605,461	377,449	228,012	JPMorgan Chase Bank
Westvaco Corp.	09/20/19	1.000%	3,000	82,821	59,551	23,270	JPMorgan Chase Bank

				$689,346	$1,275,025	$(585,679)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	$5,000	1.039%	$(3,961)	$(94,368)	$90,407	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.IG.18	06/20/17	1.000%	$325,000	$1,496,081	$1,274,224	$221,857	Deutsche Bank AG
CDX.NA.IG.18	06/20/17	1.000%	300,000	1,380,998	1,213,616	167,382	JPMorgan Chase Bank
CDX.NA.IG.18	06/20/17	1.000%	250,000	1,150,832	980,172	170,660	JPMorgan Chase Bank
CDX.NA.IG.18	06/20/17	1.000%	75,000	345,249	340,834	4,415	Credit Suisse International
CDX.NA.IG.18	06/20/17	1.000%	50,000	230,166	196,034	34,132	Citibank N.A.

				$4,603,326	$4,004,880	$598,446

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.

(6)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$89,897,800	$—
Residential Mortgage-Backed Securities	—	23,337,820	—
Commercial Mortgage-Backed Securities	—	367,988,771	—
Corporate Bonds	—	1,713,335,593	—
Municipal Bonds	—	15,710,417	—
Non-Corporate Foreign Agencies	—	73,543,663	—
Sovereigns	—	124,012,304	—
U.S. Government Agency Obligations	—	2,542,747	—
U.S. Government Mortgage-Backed Securities	—	402,001,558	—
U.S. Treasury Obligations	—	807,403,344	—
Affiliated Money Market Mutual Fund	433,111,965	—	—
Other Financial Instruments*
Futures Contracts	(4,982,738)	—	—
Interest Rate Swaps	—	(55,876,609)	—
Credit Default Swaps	—	103,174	—

Total	$428,129,227	$3,564,000,582	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Aerospace & Defense — 4.5%
Boeing Co. (The)	331,435	$24,648,821
Precision Castparts Corp.	229,933	39,755,416
United Technologies Corp.	328,407	27,238,077

		91,642,314

Auto Components — 0.9%
BorgWarner, Inc.*(a)	203,622	17,173,479

Automobiles — 1.8%
Bayerische Motoren Werke AG (Germany)	155,656	13,998,432
Harley-Davidson, Inc.	462,776	22,713,046

		36,711,478

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	252,536	23,450,493
Celgene Corp.*	348,051	26,980,914
Vertex Pharmaceuticals, Inc.*	329,526	13,513,861

		63,945,268

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	382,974	47,630,476

Chemicals — 1.4%
Monsanto Co.	362,620	28,922,571

Communications Equipment — 2.2%
Juniper Networks, Inc.*	610,017	13,957,190
QUALCOMM, Inc.	441,818	30,052,460

		44,009,650

Computers & Peripherals — 10.1%
Apple, Inc.*	216,466	129,764,873
EMC Corp.*(a)	1,595,730	47,680,412
NetApp, Inc.*	585,762	26,224,565

		203,669,850

Consumer Finance — 1.4%
American Express Co.	480,505	27,802,019

Electrical Equipment — 0.5%
Roper Industries, Inc.	94,490	9,369,628

Energy Equipment & Services — 2.0%
National Oilwell Varco, Inc.	289,611	23,015,386
Schlumberger Ltd.	252,328	17,645,297

		40,660,683

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	341,604	31,017,643
Whole Foods Market, Inc.	336,838	28,024,922

		59,042,565

Food Products — 1.1%
Mead Johnson Nutrition Co.	259,871	21,434,160

Healthcare Providers & Services — 2.4%
Express Scripts, Inc.*(a)	348,643	18,889,478
UnitedHealth Group, Inc.	505,885	29,816,862

		48,706,340

Hotels, Restaurants & Leisure — 6.3%
Chipotle Mexican Grill, Inc.*(a)	66,598	27,837,964
Dunkin’ Brands Group, Inc.(a)	440,717	13,269,989
McDonald’s Corp.	327,163	32,094,690

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Panera Bread Co.*	59,909	$9,640,556
Starbucks Corp.	803,955	44,933,045

		127,776,244

Internet & Catalog Retail — 3.7%
Amazon.com, Inc.*	221,883	44,933,526
priceline.com, Inc.*	41,576	29,830,780

		74,764,306

Internet Software & Services — 5.9%
Baidu, Inc. (China), ADR*	227,390	33,146,640
Google, Inc. (Class A Stock)*	63,600	40,782,864
LinkedIn Corp. (Class A Stock)*(a)	230,751	23,534,294
Tencent Holdings Ltd. (China)	698,212	19,474,825
Youku, Inc. (China), ADR*(a)	87,211	1,917,770

		118,856,393

IT Services — 6.5%
Cognizant Technology Solutions Corp. (Class A Stock)*	166,868	12,840,493
International Business Machines Corp.	179,325	37,416,161
Mastercard, Inc. (Class A Stock)	123,378	51,885,384
Visa, Inc. (Class A Stock)	237,303	28,001,754

		130,143,792

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	689,772	30,701,752
Illumina, Inc.*	247,887	13,041,335

		43,743,087

Media — 1.2%
Walt Disney Co. (The)(a)	532,283	23,303,350

Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	263,148	20,615,014
Concho Resources, Inc.*	177,489	18,118,077
EOG Resources, Inc.	161,153	17,904,098
Occidental Petroleum Corp.	185,024	17,619,836

		74,257,025

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	472,005	29,235,990

Pharmaceuticals — 5.7%
Allergan, Inc.	337,400	32,198,082
Bristol-Myers Squibb Co.	539,495	18,207,956
Novo Nordisk A/S (Denmark), ADR	262,091	36,354,643
Shire PLC (Ireland), ADR	303,447	28,751,603

		115,512,284

Real Estate Investment Trusts — 1.3%
American Tower Corp.	427,875	26,964,682

Road & Rail — 1.3%
Union Pacific Corp.	239,751	25,768,437

Semiconductors & Semiconductor Equipment — 1.9%
Altera Corp.	400,116	15,932,619
ARM Holdings PLC (United Kingdom), ADR(a)	336,775	9,527,365
Avago Technologies Ltd.	333,080	12,980,128

		38,440,112

Software — 5.8%
Oracle Corp.	673,808	19,648,241

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Red Hat, Inc.*(a)	476,977	$28,566,153
Salesforce.com, Inc.*(a)	232,241	35,883,557
VMware, Inc. (Class A Stock)*	298,958	33,593,910

		117,691,861

Specialty Retail — 3.2%
Inditex SA (Spain)	315,278	30,199,477
Lowe’s Cos., Inc.	796,196	24,984,630
Tiffany & Co.	135,884	9,393,661

		64,577,768

Textiles, Apparel & Luxury Goods — 7.4%
Burberry Group PLC (United Kingdom)	843,401	20,194,678
Coach, Inc.	261,505	20,209,106
Fossil, Inc.*	123,816	16,341,236
Lululemon Athletica, Inc.*(a)	309,485	23,112,340
NIKE, Inc. (Class B Stock)	352,681	38,244,728
Ralph Lauren Corp.	173,788	30,296,462

		148,398,550

Wireless Telecommunication Services — 0.5%
Crown Castle International Corp.*(a)	207,881	11,088,373

TOTAL LONG-TERM INVESTMENTS (cost $1,435,113,197)		1,911,242,735

SHORT-TERM INVESTMENT — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $255,675,239; includes $148,769,387 of cash collateral received for securities on loan)(b)(w)	255,675,239	255,675,239

Value
TOTAL INVESTMENTS — 107.6% (cost $1,690,788,436)	$2,166,917,974
Liabilities in excess of other assets — (7.6)%	(152,148,478)

NET ASSETS — 100.0%	$2,014,769,496

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,213,413; cash collateral of $148,769,387 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,911,242,735	$—	$—
Affiliated Money Market Mutual Fund	255,675,239	—	—

Total	$2,166,917,974	$—	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	218,161	$16,224,634
United Technologies Corp.	65,085	5,398,150

		21,622,784

Airlines — 1.7%
Delta Air Lines, Inc.*	284,457	2,818,969
United Continental Holdings, Inc.*(a)	723,638	15,558,217

		18,377,186

Auto Components — 2.2%
Lear Corp.	509,318	23,678,194

Automobiles — 0.8%
General Motors Co.*(a)	326,405	8,372,288

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	154,145	19,171,014
Morgan Stanley(a)	883,542	17,352,765

		36,523,779

Chemicals — 1.3%
Mosaic Co. (The)	250,210	13,834,111

Commercial Banks — 4.2%
PNC Financial Services Group, Inc.	251,894	16,244,644
Wells Fargo & Co.	859,107	29,329,913

		45,574,557

Computers & Peripherals — 1.7%
Apple, Inc.*	29,930	17,942,137

Consumer Finance — 2.4%
American Express Co.	222,676	12,884,033
SLM Corp.	821,748	12,950,748

		25,834,781

Diversified Financial Services — 4.8%
Citigroup, Inc.	441,207	16,126,116
JPMorgan Chase & Co.	542,216	24,931,092
Moody’s Corp.	256,789	10,810,817

		51,868,025

Electric Utilities — 1.6%
Exelon Corp.	430,835	16,893,040

Electronic Equipment & Instruments — 2.7%
Flextronics International Ltd.*	4,045,657	29,250,100

Energy Equipment & Services — 2.3%
Ensco PLC (United Kingdom), ADR	227,879	12,061,635
Halliburton Co.	395,433	13,124,421

		25,186,056

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	501,183	22,452,998
Wal-Mart Stores, Inc.	247,925	15,173,010

		37,626,008

Food Products — 5.2%
Bunge Ltd.	288,961	19,776,491
Kraft Foods, Inc. (Class A Stock)	287,016	10,909,478
Smithfield Foods, Inc.*(a)	683,164	15,050,103
Tyson Foods, Inc. (Class A Stock)	554,505	10,618,771

		56,354,843

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services — 3.3%
CIGNA Corp.	240,611	$11,850,092
HCA Holdings, Inc.	311,897	7,716,332
UnitedHealth Group, Inc.	273,280	16,107,123

		35,673,547

Hotels, Restaurants & Leisure — 1.5%
International Game Technology	947,473	15,908,072

Independent Power Producers & Energy Traders — 1.7%
Calpine Corp.*	1,082,375	18,627,674

Insurance — 4.5%
Arch Capital Group Ltd.*	205,654	7,658,555
Axis Capital Holdings Ltd.	324,779	10,772,919
MetLife, Inc.	501,277	18,722,696
Travelers Cos., Inc. (The)	203,111	12,024,171

		49,178,341

Internet Software & Services — 1.8%
Google, Inc. (Class A Stock)*	29,886	19,164,099

Machinery — 1.7%
Ingersoll-Rand PLC	443,270	18,329,214

Media — 10.4%
Comcast Corp. (Class A Stock)	1,255,033	37,663,540
Liberty Global, Inc., Series C*	804,507	38,527,840
News Corp. (Class A Stock)	693,030	13,645,761
Viacom, Inc. (Class B Stock)	476,781	22,628,026

		112,465,167

Metals & Mining — 3.4%
Freeport-McMoRan Copper & Gold, Inc.	239,001	9,091,598
Goldcorp, Inc.	232,100	10,458,426
Newmont Mining Corp.	329,766	16,907,103

		36,457,127

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	234,609	18,379,269
Hess Corp.	196,500	11,583,675
Marathon Oil Corp.	540,244	17,125,735
Marathon Petroleum Corp.	269,022	11,664,794
Noble Energy, Inc.	215,704	21,091,537
Occidental Petroleum Corp.	203,213	19,351,974
Suncor Energy, Inc.	360,613	11,792,045

		110,989,029

Pharmaceuticals — 6.0%
Mylan, Inc.*	1,111,954	26,075,321
Pfizer, Inc.	769,307	17,432,497
Sanofi (France), ADR	300,567	11,646,971
Teva Pharmaceutical Industries Ltd. (Israel), ADR	217,218	9,787,843

		64,942,632

Road & Rail — 1.5%
Union Pacific Corp.	146,843	15,782,686

Semiconductors & Semiconductor Equipment — 2.3%
Marvell Technology Group Ltd.*	958,319	15,074,358
Maxim Integrated Products, Inc.	361,433	10,333,369

		25,407,727

Software — 3.9%
CA, Inc.(a)	945,035	26,045,165

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Symantec Corp.*	873,390	$16,332,393

		42,377,558

Specialty Retail — 1.6%
Staples, Inc.	1,041,481	16,851,163

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc.*	1,836,203	16,562,551
NII Holdings, Inc.*	833,557	15,262,429

		31,824,980

TOTAL LONG-TERM INVESTMENTS (cost $917,140,422)		1,042,916,905

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $127,608,066; includes $53,165,312 of cash collateral received for securities on loan)(b)(w)	127,608,066	127,608,066

TOTAL INVESTMENTS — 108.4% (cost $1,044,748,488)		1,170,524,971
Liabilities in excess of other assets — (8.4)%		(90,984,643)

NET ASSETS — 100.0%		$1,079,540,328

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,149,634; cash collateral of $53,165,312 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,042,916,905	$—	$—
Affiliated Money Market Mutual Fund	127,608,066	—	—

Total	$1,170,524,971	$—	$—

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 93.2%
Australia — 2.4%
BHP Billiton Ltd.	180,999	$6,488,958
Rio Tinto Ltd.	33,763	2,287,262

		8,776,220

Belgium — 1.6%
Anheuser-Busch InBev NV	81,770	5,974,154

Canada
Nortel Networks Corp.*	2,492	45

Cayman Islands — 0.6%
Belle International Holdings Ltd.	1,201,000	2,155,925

China — 3.0%
China Construction Bank Corp. (Class H Stock)	4,223,000	3,262,872
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,637,145	2,991,687
Ping An Insurance Group Co. (Class H Stock)	326,000	2,464,243
Sands China Ltd.	664,800	2,598,229

		11,317,031

France — 13.7%
Accor SA	105,186	3,755,490
AXA SA	207,233	3,435,503
BNP Paribas SA	62,873	2,983,111
Imerys SA(a)	36,402	2,213,376
Lafarge SA	75,244	3,591,148
LVMH Moet Hennessy Louis Vuitton SA	28,420	4,883,923
Pernod-Ricard SA	34,482	3,605,528
PPR	24,312	4,182,835
Sanofi	65,383	5,077,758
Schneider Electric SA	69,326	4,529,643
Societe Generale SA	65,975	1,932,729
Technip SA	32,700	3,852,267
Total SA	136,451	6,959,130

		51,002,441

Germany — 6.9%
Allianz SE	27,220	3,248,074
Bayer AG	55,660	3,915,107
Fresenius Medical Care AG & Co. KGaA	45,130	3,198,506
Linde AG	19,140	3,434,678
SAP AG	85,806	5,992,081
Siemens AG	41,892	4,223,338
Symrise AG	58,935	1,705,664

		25,717,448

Hong Kong — 2.7%
Cheung Kong Holdings Ltd.	248,000	3,203,173
CNOOC Ltd.	1,606,000	3,300,701
Hang Lung Properties Ltd.	1,016,000	3,722,235

		10,226,109

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	86,620	3,903,097

Italy — 0.4%
Intesa Sanpaolo SpA	741,395	1,328,952

Japan — 15.2%
Canon, Inc.	102,750	4,853,842
Daikin Industries Ltd.	79,400	2,161,269

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
East Japan Railway Co.	29,800	$1,875,776
FANUC Corp.	23,300	4,132,463
Honda Motor Co. Ltd.	139,700	5,308,161
Japan Tobacco, Inc.	760	4,278,845
Komatsu Ltd.	135,500	3,861,840
Kubota Corp.	374,000	3,592,244
Mitsubishi Corp.	150,900	3,500,399
Murata Manufacturing Co. Ltd.	33,600	1,991,156
Nidec Corp.	38,400	3,498,079
Omron Corp.	82,700	1,778,495
Shin-Etsu Chemical Co. Ltd.	66,000	3,811,526
SMC Corp.	18,123	2,881,463
Sumitomo Corp.	197,200	2,849,477
Toyota Motor Corp.	114,100	4,921,312
Yahoo! Japan Corp.	3,345	1,082,265

		56,378,612

Mexico — 0.6%
America Movil SAB de CV (Class L Stock), ADR	96,400	2,393,612

Netherlands — 0.8%
ING Groep NV, CVA*	348,597	2,904,394

South Korea — 1.1%
Samsung Electronics Co. Ltd., GDR	7,390	4,157,915

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	330,763	2,632,287
Inditex SA	20,060	1,921,484

		4,553,771

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	161,040	3,897,110

Switzerland — 10.0%
ABB Ltd.	171,497	3,518,472
Credit Suisse Group AG	110,870	3,160,170
Holcim Ltd.*	46,294	3,020,623
Nestle SA	146,332	9,207,552
Novartis AG	95,102	5,263,427
Roche Holding AG	30,240	5,262,772
SGS SA	1,363	2,651,410
Zurich Financial Services AG*	19,595	5,266,143

		37,350,569

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	257,624	3,936,495

United Kingdom — 29.8%
Barclays PLC	856,040	3,221,104
BG Group PLC	359,896	8,335,403
British American Tobacco PLC	100,927	5,085,901
Burberry Group PLC	157,166	3,763,236
Centrica PLC	748,084	3,785,889
GlaxoSmithKline PLC	247,132	5,520,151
HSBC Holdings PLC	861,791	7,601,868
ICAP PLC	300,866	1,890,278
Imperial Tobacco Group PLC	134,290	5,445,060
Man Group PLC	593,709	1,280,102
Marks & Spencer Group PLC	532,790	3,229,805
Meggitt PLC	376,790	2,434,189
Prudential PLC	431,352	5,157,320
Rio Tinto PLC	71,466	3,939,089

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Royal Dutch Shell PLC (Class A Stock)	337,989	$11,832,928
Standard Chartered PLC	323,283	8,066,562
Tesco PLC	903,568	4,769,313
Tullow Oil PLC	154,985	3,785,382
Unilever PLC	131,729	4,348,827
Vodafone Group PLC	3,100,445	8,539,613
WPP PLC	362,272	4,951,398
Xstrata PLC	225,418	3,850,710

		110,834,128

TOTAL COMMON STOCKS (cost $329,348,781)		346,808,028

PREFERRED STOCKS — 2.2%
Germany
Henkel AG & Co. KGaA (PRFC)	49,650	3,638,047
Volkswagen AG (PRFC)	25,325	4,453,382

TOTAL PREFERRED STOCKS (cost $6,589,635)		8,091,429

TOTAL LONG-TERM INVESTMENTS (cost $335,938,416)		354,899,457

	Shares	Value
SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,403,895; includes $3,447,488 of cash collateral for securities on loan)(b)(w)	20,403,895	$20,403,895

TOTAL INVESTMENTS — 100.9% (cost $356,342,311)		375,303,352
Liabilities in excess of other assets — (0.9)%		(3,268,265)

NET ASSETS — 100.0%		$372,035,087

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen (Bearer)

GDR	Global Depositary Receipt

PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,298,930; cash collateral of $3,447,488 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$8,776,220	$—	$—
Belgium	5,974,154	—	—
Canada	45	—	—
Cayman Islands	2,155,925	—	—
China	11,317,031	—	—
France	51,002,441	—	—
Germany	25,717,448	—	—
Hong Kong	10,226,109	—	—
Israel	3,903,097	—	—
Italy	1,328,952	—	—
Japan	56,378,612	—	—
Mexico	2,393,612	—	—
Netherlands	2,904,394	—	—
South Korea	4,157,915	—	—
Spain	4,553,771	—	—
Sweden	3,897,110	—	—
Switzerland	37,350,569	—	—
Taiwan	3,936,495	—	—
United Kingdom	110,834,128	—	—
Preferred Stocks:
Germany	8,091,429	—	—
Affiliated Money Market Mutual Fund	20,403,895	—	—

Total	$375,303,352	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Financials	16.4%
Consumer Discretionary	13.6
Industrials	13.3
Consumer Staples	11.3
Energy	10.2
Materials	9.2
Healthcare	8.7
Information Technology	6.4

Affiliated Money Market Mutual Fund (0.9% represents investments purchased with collateral from securities on loan)	5.5%
Telecommunications Service	2.9
Insurance	1.5
Utilities	1.0
Real Estate Development	0.9

100.9
Liabilities in excess of other assets	(0.9)

100.0%

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.1%
COMMON STOCKS — 43.0%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	48,100	$383,838
WPP PLC (United Kingdom)	107,795	1,473,302

		1,857,140

Aerospace & Defense — 0.4%
European Aeronautic Defence and Space Co. (Netherlands)	31,845	1,304,099
Goodrich Corp.	4,303	539,768
HEICO Corp.(a)	14,746	760,746
Meggitt PLC (United Kingdom)	89,990	581,365
TransDigm Group, Inc.*	11,900	1,377,544
United Technologies Corp.	66,515	5,516,754

		10,080,276

Agriculture — 0.9%
Altria Group, Inc.	22,721	701,397
Archer-Daniels-Midland Co.	40,460	1,280,964
British American Tobacco PLC (United Kingdom)	110,077	5,546,986
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)*	828,000	1,066
Imperial Tobacco Group PLC (United Kingdom)	112,554	4,563,730
Japan Tobacco, Inc. (Japan)	909	5,117,724
Kernel Holding SA (Ukraine)*	22,650	494,363
KT&G Corp. (South Korea)	6,850	486,069
Lorillard, Inc.	1,270	164,440
Philip Morris International, Inc.	45,330	4,016,691

		22,373,430

Airlines
Air France-KLM (France)*	35,000	542,419

Apparel — 0.2%
Burberry Group PLC (United Kingdom)	62,785	1,503,345
Coach, Inc.	20,150	1,557,192
NIKE, Inc. (Class B Stock)	9,459	1,025,734
VF Corp.	6,126	894,273

		4,980,544

Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.*	54,700	1,306,236
BorgWarner, Inc.*(a)	15,000	1,265,100
Bridgestone Corp. (Japan)	36,700	889,455
Hankook Tire Co. Ltd. (South Korea)	24,850	920,045
Johnson Controls, Inc.	103,330	3,356,159
TRW Automotive Holdings Corp.*	3,100	143,995

		7,880,990

Automobile Manufacturers — 1.0%
Bayerische Motoren Werke AG (Germany)	12,383	1,113,626
China Motor Corp. (Taiwan)	470,000	459,418
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	576,000	1,039,916
Ford Motor Co.(a)	155,500	1,942,195
General Motors Co.*(a)	156,048	4,002,631
General Motors Corp. Escrow Shares*	110,000	41,250
Great Wall Motor Co. Ltd. (China) (Class H Stock)*	413,000	803,073
Honda Motor Co. Ltd. (Japan)	86,100	3,271,529

	Shares	Value
COMMON STOCKS (Continued)
Automobile Manufacturers (cont’d.)
Hyundai Motor Co. (South Korea)	8,550	$1,758,219
Kia Motors Corp. (South Korea)	14,550	951,551
Nissan Motor Co. Ltd. (Japan)	141,000	1,500,797
PACCAR, Inc.	74,253	3,477,268
Tata Motors Ltd. (India), ADR	45,200	1,219,044
Tesla Motors, Inc.*(a)	19,700	733,628
Toyota Motor Corp. (Japan)	41,000	1,768,394

		24,082,539

Banks — 0.9%
Ally Financial, Inc.	461	384,085
Australia & New Zealand Banking Group Ltd. (Australia)	62,525	1,506,470
Banco do Estado do Rio Grande do Sul (Brazil)	61,850	667,815
Banco Santander SA (Spain)	151,265	1,164,058
Capital One Financial Corp.	59,905	3,339,105
City National Corp.(a)	19,700	1,033,659
Compartamos SAB de CV (Mexico)	392,900	445,605
Cullen/Frost Bankers, Inc.	8,000	465,520
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	156,500	695,662
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,131,475	2,665,451
Krung Thai Bank PCL (Thailand)	1,299,400	737,099
Mitsubishi UFJ Financial Group, Inc. (Japan)	289,800	1,442,523
Sberbank of Russia (Russia), ADR*	128,000	1,713,920
Standard Chartered PLC (United Kingdom)	139,941	3,491,810
Swedbank AB (Sweden) (Class A Stock)	48,744	757,412
Zions Bancorporation	5,780	124,039

		20,634,233

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	27,755	2,027,793
Beam, Inc.	8,400	491,988
Carlsberg A/S (Denmark) (Class B Stock)	7,153	591,009
Coca-Cola Co. (The)	56,674	4,194,442
Coca-Cola Enterprises, Inc.	22,060	630,916
Constellation Brands, Inc. (Class A Stock)*	28,100	662,879
Diageo PLC (United Kingdom), ADR	10,900	1,051,850
Dr. Pepper Snapple Group, Inc.	19,280	775,249
PepsiCo, Inc.	19,110	1,267,949
Pernod-Ricard SA (France)	11,830	1,236,976
SABMiller PLC (United Kingdom)	32,934	1,321,943

		14,252,994

Biotechnology — 0.6%
Aegerion Pharmaceuticals, Inc.*	32,900	455,007
Alexion Pharmaceuticals, Inc.*	12,790	1,187,679
Amgen, Inc.(a)	23,300	1,584,167
Biogen Idec, Inc.*	39,675	4,997,860
Celgene Corp.*	52,120	4,040,342
Dendreon Corp.*	8,060	85,879
Gilead Sciences, Inc.*	9,800	478,730
Vertex Pharmaceuticals, Inc.*	39,397	1,615,671

		14,445,335

Building Materials — 0.3%
Armstrong World Industries, Inc.	22,400	1,092,448
China Shanshui Cement Group Ltd. (China)	329,000	259,707
Daikin Industries Ltd. (Japan)	24,900	677,778

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Materials (cont’d.)
Holcim Ltd. (Switzerland)*	13,100	$854,758
Imerys SA (France)	12,225	743,325
Lafarge SA (France)	24,427	1,165,820
Martin Marietta Materials, Inc.(a)	11,900	1,018,997
Masco Corp.(a)	68,026	909,508
U.S. Concrete, Inc.*	15,317	71,377

		6,793,718

Chemicals — 1.3%
Air Products & Chemicals, Inc.	35,635	3,271,293
Albemarle Corp.	29,000	1,853,680
Bayer AG (Germany)	50,027	3,518,884
Dongyue Group (China)	638,000	586,606
Dow Chemical Co. (The)	4,929	170,741
E.I. du Pont de Nemours & Co.	89,521	4,735,661
FMC Corp.	18,800	1,990,168
Georgia Gulf Corp.*	22,685	791,253
Kingboard Chemical Holdings Ltd. (Cayman Islands)	158,000	552,401
Linde AG (Germany)	5,953	1,068,267
LyondellBasell Industries NV (Netherlands) (Class A Stock)	21,966	958,816
Monsanto Co.	24,300	1,938,168
PTT Global Chemical PCL (Thailand)	388,408	893,905
Sasol Ltd. (South Africa)	29,900	1,444,134
Sherwin-Williams Co. (The)	25,100	2,727,617
Shin-Etsu Chemical Co. Ltd. (Japan)	21,300	1,230,083
Solvay SA (Belgium)	9,663	1,144,033
Symrise AG (Germany)	21,850	632,370
Syngenta AG (Switzerland)*	1,680	580,844

		30,088,924

Coal — 0.1%
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	274,500	1,157,661
Exxaro Resources Ltd. (South Africa)	39,400	1,017,641
Peabody Energy Corp.	5,448	157,774

		2,333,076

Commercial Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)	89,938	715,747
Banco do Brasil SA (Brazil)	55,750	791,913
Bank of America Corp.	327,840	3,137,429
Bank of China Ltd. (China) (Class H Stock)	3,174,000	1,279,320
Barclays PLC (United Kingdom)	306,955	1,155,009
BB&T Corp.(a)	30,900	969,951
China Construction Bank Corp. (China) (Class H Stock)	3,468,000	2,679,527
China Merchants Bank Co. Ltd. (China) (Class H Stock)	482,500	986,678
Huntington Bancshares, Inc.	27,343	176,362
Intesa Sanpaolo SpA (Italy)	341,964	612,971
M&T Bank Corp.(a)	22,560	1,960,013
Sumitomo Mitsui Financial Group, Inc. (Japan)	37,700	1,240,269
SVB Financial Group*	4,280	275,375
U.S. Bancorp	135,607	4,296,030

		20,276,594

Commercial Services — 0.4%
American Public Education, Inc.*(a)	19,100	725,800
Cielo SA (Brazil)	26,100	880,890

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services (cont’d.)
Equifax, Inc.	31,500	$1,394,190
Experian PLC (United Kingdom)	85,007	1,325,005
Genpact Ltd. (Bermuda)*	28,275	460,882
Moody’s Corp.	32,400	1,364,040
ServiceSource International, Inc.*(a)	43,200	668,736
SGS SA (Switzerland)	458	890,936
Sodexo (France)	21,938	1,801,175
Visa, Inc. (Class A Stock)	4,230	499,140

		10,010,794

Computers — 2.0%
Accenture PLC (Ireland) (Class A Stock)	2,750	177,375
Apple, Inc.*	42,362	25,394,748
Cognizant Technology Solutions Corp. (Class A Stock)*	21,478	1,652,732
Compal Electronics, Inc. (Taiwan)	838,000	942,642
EMC Corp.*(a)	97,262	2,906,189
Fujitsu Ltd. (Japan)	246,000	1,295,832
IHS, Inc. (Class A Stock)*	11,900	1,114,435
Infosys Ltd. (India), ADR	26,050	1,485,632
International Business Machines Corp.	30,300	6,322,095
Lenovo Group Ltd. (China)	1,296,000	1,166,568
MICROS Systems, Inc.*	19,500	1,078,155
NetApp, Inc.*	45,227	2,024,813
SanDisk Corp.*	11,483	569,442
Wistron Corp. (Taiwan)	595,000	897,101

		47,027,759

Construction & Engineering — 0.2%
ABB Ltd. (Switzerland)	82,298	1,688,445
Fluor Corp.	41,301	2,479,712
KBR, Inc.	33,800	1,201,590

		5,369,747

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	9,880	363,880
Rock-Tenn Co. (Class A Stock)	21,700	1,466,052
Sealed Air Corp.	7,200	139,032

		1,968,964

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	8,340	815,486
Procter & Gamble Co. (The)	140,554	9,446,634

		10,262,120

Distribution/Wholesale — 0.4%
Genuine Parts Co.	21,300	1,336,575
Marubeni Corp. (Japan)	140,000	1,009,786
Mitsubishi Corp. (Japan)	57,400	1,331,497
Mitsui & Co. Ltd. (Japan)	63,700	1,044,351
Sumitomo Corp. (Japan)	72,100	1,041,822
W.W. Grainger, Inc.	11,800	2,534,758
Watsco, Inc.(a)	14,400	1,066,176

		9,364,965

Diversified Financial Services — 1.8%
African Bank Investments Ltd. (South Africa)	202,000	1,049,631
Air Lease Corp.*(a)	65,800	1,583,806
American Express Co.	49,156	2,844,166
Ameriprise Financial, Inc.	108,637	6,206,432
Blackstone Group LP (The)	62,700	999,438
BS Financial Group, Inc. (South Korea)	52,650	618,018

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Capmark Financial Group, Inc.*	20,000	$440,000
Charles Schwab Corp. (The)(a)	119,700	1,720,089
CME Group, Inc.	7,630	2,207,588
Deutsche Boerse AG (Germany)	22,086	1,486,951
Goldman Sachs Group, Inc. (The)	46,465	5,778,852
Hana Financial Group, Inc. (South Korea)	28,200	1,062,742
Housing Development Finance Corp. (India)	91,700	1,211,927
ICAP PLC (United Kingdom)	141,599	889,637
IntercontinentalExchange, Inc.*	8,046	1,105,682
Invesco Ltd. (Bermuda)	112,843	3,009,523
Legg Mason, Inc.	27,400	765,282
Man Group PLC (United Kingdom)	199,100	429,282
MasterCard, Inc. (Class A Stock)	5,861	2,464,785
Morgan Stanley	70,193	1,378,590
NASDAQ OMX Group, Inc. (The)*	6,254	161,979
NYSE Euronext	22,908	687,469
ORIX Corp. (Japan)	9,340	891,458
SLM Corp.	104,700	1,650,072
T. Rowe Price Group, Inc.	18,730	1,223,069
TD Ameritrade Holding Corp.	49,855	984,137

		42,850,605

Diversified Machinery — 0.4%
AGCO Corp.*	34,385	1,623,316
CNH Global NV (Netherlands)*	20,293	805,632
Cummins, Inc.	14,120	1,694,965
Deere & Co.	3,086	249,657
FANUC Corp. (Japan)	5,200	922,267
Kubota Corp. (Japan)	111,000	1,066,147
Mitsubishi Heavy Industries Ltd. (Japan)	132,000	639,507
Rockwell Automation, Inc.	15,700	1,251,290
Wabtec Corp.	15,990	1,205,166

		9,457,947

Diversified Manufacturing — 0.6%
Carlisle Cos., Inc.	68,890	3,438,989
General Electric Co.	145,648	2,923,155
Illinois Tool Works, Inc.	27,800	1,587,936
Pall Corp.	42,900	2,558,127
Siemens AG (Germany)	12,916	1,302,125
SPX Corp.	12,186	944,780
Textron, Inc.	60,500	1,683,715

		14,438,827

Electric — 1.0%
AES Corp. (The)*	6,831	89,281
Ameren Corp.	2,310	75,260
American Electric Power Co., Inc.	4,877	188,155
Cia Energetica de Minas Gerais (Brazil), ADR	56,050	1,332,869
Consolidated Edison, Inc.	2,894	169,067
Dominion Resources, Inc.(a)	6,101	312,432
DTE Energy Co.	9,779	538,138
Duke Energy Corp.(a)	13,432	282,206
E.ON AG (Germany)	53,200	1,274,319
Edison International	3,289	139,815
Entergy Corp.	1,852	124,454
Exelon Corp.	8,673	340,068
FirstEnergy Corp.	15,769	718,909
GDF Suez (France)	44,055	1,138,112
NextEra Energy, Inc.	53,464	3,265,581

	Shares	Value
COMMON STOCKS (Continued)
Electric (cont’d.)
Northeast Utilities	68,003	$2,524,271
NRG Energy, Inc.*	2,599	40,726
NV Energy, Inc	57,510	927,061
PG&E Corp.	83,773	3,636,586
PPL Corp.(a)	46,950	1,326,807
Progress Energy, Inc.	33,003	1,752,789
Public Service Enterprise Group, Inc.	5,218	159,723
Southern Co.	54,160	2,433,409
Wisconsin Energy Corp.(a)	2,350	82,673
Xcel Energy, Inc.	4,580	121,233

		22,993,944

Electronic Components & Equipment — 0.6%
Cooper Industries PLC (Ireland)	23,400	1,496,430
Emerson Electric Co.	87,247	4,552,548
Hitachi Ltd. (Japan)	211,000	1,353,643
Mitsubishi Electric Corp. (Japan)	142,000	1,255,817
Nidec Corp. (Japan)	10,500	956,506
Schneider Electric SA (France)	69,004	4,508,604
TE Connectivity Ltd. (Switzerland)	11,530	423,728

		14,547,276

Electronics — 0.6%
Agilent Technologies, Inc.	20,710	921,802
Avnet, Inc.*	45,000	1,637,550
E Ink Holdings, Inc. (Taiwan)	266,000	347,883
Hon Hai Precision Industry Co. Ltd. (Taiwan) (Class S Stock), GDR	385,312	2,543,059
Honeywell International, Inc.	26,738	1,632,355
Murata Manufacturing Co. Ltd. (Japan)	9,400	557,050
Omron Corp. (Japan)	19,300	415,054
Premier Farnell PLC (United Kingdom)	162,548	557,946
Radiant Opto-Electronics Corp. (Taiwan)	134,000	594,758
Tyco International Ltd. (Switzerland)	101,903	5,724,911

		14,932,368

Energy – Alternate Sources
GCL-Poly Energy Holdings Ltd. (Cayman Islands)	906,000	252,005

Environmental Control
Republic Services, Inc.	25,700	785,392

Financial – Bank & Trust — 1.4%
BNP Paribas SA (France)	18,520	878,711
Citigroup, Inc.(a)	145,681	5,324,641
Credit Suisse Group AG (Switzerland)	38,640	1,101,371
HSBC Holdings PLC (United Kingdom), (QMTF)	332,159	2,947,566
HSBC Holdings PLC (United Kingdom), (XHKG)	282,000	2,487,525
Societe Generale SA (France)	21,872	640,737
State Street Corp.	24,919	1,133,814
SunTrust Banks, Inc.	88,640	2,142,429
Wells Fargo & Co.	519,145	17,723,611

		34,380,405

Food — 1.0%
BRF - Brasil Foods SA (Brazil), ADR	53,300	1,066,533
Campbell Soup Co.(a)	67,123	2,272,114
Charoen Pokphand Foods PCL (Thailand), NVDR	849,800	1,026,096
CJ CheilJedang Corp. (South Korea)	2,350	696,880

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food (cont’d.)
General Mills, Inc.	26,783	$1,056,589
Indofood Sukses Makmur Tbk PT (Indonesia)	719,500	381,625
J.M. Smucker Co. (The)	7,100	577,656
Kraft Foods, Inc. (Class A Stock)	113,851	4,327,477
Nestle SA (Switzerland)	75,853	4,772,849
Tesco PLC (United Kingdom)	244,825	1,292,262
Tiger Brands Ltd. (South Africa)	29,950	1,050,963
Unilever NV (Netherlands), CVA	71,986	2,449,650
Unilever PLC (United Kingdom)	54,452	1,797,648

		22,768,342

Forest Products & Paper — 0.2%
Abitibi Escrow Shares	996,000	4,980
AbitibiBowater, Inc.*(a)	6,736	96,190
International Paper Co.	33,458	1,174,376
MeadWestvaco Corp.	49,000	1,547,910
Stora Enso Oyj (Finland) (Class R Stock)	60,991	453,087
UPM-Kymmene Oyj (Finland)	55,099	750,291

		4,026,834

Gas — 0.4%
AGL Resources, Inc.	7,093	278,187
Atmos Energy Corp.	4,100	128,986
CenterPoint Energy, Inc.	4,222	83,258
Centrica PLC (United Kingdom)	506,399	2,562,774
National Grid PLC (United Kingdom)	201,418	2,031,255
NiSource, Inc.	2,836	69,057
Perusahaan Gas Negara PT (Indonesia)	2,823,500	1,173,371
Sempra Energy	34,618	2,075,695
Snam Rete Gas SpA (Italy)	278,821	1,340,947

		9,743,530

Hand/Machine Tools
SMC Corp. (Japan)	6,074	965,734

Healthcare Products — 0.4%
Baxter International, Inc.	4,230	252,869
Becton, Dickinson and Co.	5,880	456,582
Covidien PLC (Ireland)	58,577	3,202,991
Hengan International Group Co. Ltd. (Cayman Islands)	107,500	1,086,691
Sirona Dental Systems, Inc.*	26,100	1,345,194
St. Jude Medical, Inc.	21,400	948,234
Thoratec Corp.*	30,140	1,016,019

		8,308,580

Healthcare Services — 0.7%
Fresenius Medical Care AG & Co. KGaA (Germany)	9,960	705,897
Health Net, Inc.*	24,600	977,112
Humana, Inc.	39,446	3,647,966
Lincare Holdings, Inc.(a)	62,300	1,612,324
National Healthcare Corp.	36,310	1,654,284
UnitedHealth Group, Inc.	128,447	7,570,666

		16,168,249

Holding Companies – Diversified — 0.2%
AVI Ltd. (South Africa)	80,700	488,029
Hutchison Whampoa Ltd. (Hong Kong)	116,000	1,159,171
Imperial Holdings Ltd. (South Africa)	55,800	1,127,493
Jardine Matheson Holdings Ltd. (Bermuda)	17,944	897,200

	Shares	Value
COMMON STOCKS (Continued)
Holding Companies – Diversified (cont’d.)
LVMH Moet Hennessy Louis Vuitton SA (France)	8,943	$1,536,838
Wharf Holdings Ltd. (The) (Hong Kong)	122,000	662,979

		5,871,710

Home Builders — 0.2%
D.R. Horton, Inc.(a)	44,323	672,380
Lennar Corp. (Class A Stock)(a)	14,585	396,420
MRV Engenharia e Participacoes SA (Brazil)	79,100	560,280
NVR, Inc.*	660	479,378
Pulte Group, Inc.*	27,116	239,977
Toll Brothers, Inc.*(a)	56,000	1,343,440

		3,691,875

Home Furnishings
Arcelik A/S (Turkey)*	133,500	596,230
Skyworth Digital Holdings Ltd. (Bermuda)	990,000	462,775

		1,059,005

Household Durables
Ryland Group, Inc. (The)	12,205	235,312

Household Products/Wares
Turk Sise ve Cam Fabrikalari A/S (Turkey)	262,600	499,475

Industrial Products — 0.1%
Ingersoll-Rand PLC (Ireland)(a)	32,200	1,331,470

Insurance — 1.9%
ACE Ltd. (Switzerland)	59,513	4,356,352
Aflac, Inc.	5,560	255,704
Alleghany Corp.*	5,973	1,965,714
Allianz SE (Germany)	16,337	1,949,441
Allied World Assurance Co. Holdings AG (Switzerland)	12,000	824,040
Allstate Corp. (The)	7,990	263,031
American International Group, Inc.*	77,700	2,395,491
AmTrust Financial Services, Inc.	24,300	653,184
AXA SA (France)	68,010	1,127,468
AXIS Capital Holdings Ltd. (Bermuda)	19,317	640,745
Berkshire Hathaway, Inc. (Class A Stock)*	19	2,316,100
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	629	868,608
Dongbu Insurance Co. Ltd. (South Korea)	13,000	561,626
Endurance Specialty Holdings Ltd. (Bermuda)	20,800	845,728
Everest Re Group Ltd. (Bermuda)	16,347	1,512,424
First American Financial Corp.	12,640	210,203
Harleysville Group, Inc.	7,854	453,176
ING Groep NV (Netherlands), CVA*	208,644	1,738,352
Loews Corp.	100,600	4,010,922
MetLife, Inc.	134,654	5,029,327
Old Republic International Corp.	71,900	758,545
OneBeacon Insurance Group Ltd. (Bermuda) (Class A Stock)	31,425	484,259
PartnerRe Ltd. (Bermuda)	1,340	90,973
Ping An Insurance Group Co. (China) (Class H Stock)	207,000	1,564,718
Prudential PLC (United Kingdom)	255,320	3,052,651
RenaissanceRe Holdings Ltd. (Bermuda)	5,715	432,797
Sul America SA (Brazil), UTS	63,000	583,599
Swiss Re Ltd. (Switzerland)*	19,227	1,227,912
Travelers Cos., Inc. (The)	30,900	1,829,280

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	16,100	$394,128
W.R. Berkley Corp.	29,500	1,065,540
XL Group PLC (Ireland)	52,414	1,136,859
Zurich Financial Services AG (Switzerland)*	6,150	1,652,808

		46,251,705

Internet Software & Services — 0.6%
Amazon.com, Inc.*	21,269	4,307,185
eBay, Inc.*	7,960	293,644
Expedia, Inc.(a)	80,320	2,685,901
F5 Networks, Inc.*	7,900	1,066,184
Google, Inc. (Class A Stock)*	6,356	4,075,721
HomeAway, Inc.*(a)	25,400	644,398
LinkedIn Corp. (Class A Stock)*(a)	910	92,811
priceline.com, Inc.*	1,500	1,076,250
Yahoo Japan Corp. (Japan)	1,771	573,002

		14,815,096

Iron/Steel — 0.1%
Kumba Iron Ore Ltd. (South Africa)	14,550	997,787
Severstal OAO (Russia), GDR	51,400	685,671
United States Steel Corp.(a)	34,052	1,000,107

		2,683,565

Leisure Time — 0.1%
Carnival Corp. (Panama)	30,762	986,845
Harley-Davidson, Inc.	34,600	1,698,168

		2,685,013

Lodging — 0.5%
Accor SA (France)	28,060	1,001,835
City Developments Ltd. (Singapore)	28,000	252,814
Intercontinental Hotels Group PLC (United Kingdom)	84,812	1,971,079
Kangwon Land, Inc. (South Korea)	27,400	608,190
Las Vegas Sands Corp.	24,100	1,387,437
Marriott International, Inc. (Class A Stock)	84,531	3,199,498
Monarch Casino & Resort, Inc.*	35,000	360,500
Sands China Ltd. (Cayman Islands)	372,000	1,453,883
Wyndham Worldwide Corp.	46,500	2,162,715

		12,397,951

Machinery – Construction & Mining — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	39,885	965,203
Caterpillar, Inc.	4,200	447,384
Komatsu Ltd. (Japan)	49,300	1,405,083

		2,817,670

Media — 1.2%
Belo Corp. (Class A Stock)(a)	89,720	643,292
CBS Corp. (Class B Stock)	163,253	5,535,910
Comcast Corp. (Class A Stock)	98,082	2,943,441
DIRECTV (Class A Stock)*	47,238	2,330,723
Discovery Communications, Inc. (Class A Stock)*	7,940	401,764
DISH Network Corp. (Class A Stock)	5,200	171,236
Entercom Communications Corp. (Class A Stock)*(a)	75,000	486,750
Gannett Co., Inc.	50,200	769,566
Pearson PLC (United Kingdom)	42,899	799,382
Sirius XM Radio, Inc.*(a)	555,930	1,284,198
Time Warner Cable, Inc.	15,700	1,279,550

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc.	224,706	$8,482,651
Walt Disney Co. (The)	45,150	1,976,667
Washington Post Co. (The) (Class B Stock)	1,665	621,994

		27,727,124

Metals & Mining — 0.7%
Alcoa, Inc.	89,230	894,085
Barrick Gold Corp. (Canada)	19,719	857,382
BHP Billiton Ltd. (Australia)	73,562	2,637,256
First Quantum Minerals Ltd. (Canada)	54,824	1,045,418
Freeport-McMoRan Copper & Gold, Inc.	58,609	2,229,486
KGHM Polska Miedz SA (Poland)	22,050	1,015,024
Kinross Gold Corp. (Canada)	64,346	628,977
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	56,650	1,039,528
Newmont Mining Corp.	22,091	1,132,606
Rio Tinto Ltd. (Australia)	13,266	898,700
Rio Tinto PLC (United Kingdom)	63,475	3,498,638
US Silica Holdings, Inc.*	13,200	276,408
Walter Energy, Inc.	8,071	477,884
Xstrata PLC (United Kingdom)	67,500	1,153,071

		17,784,463

Office Equipment — 0.1%
Canon, Inc. (Japan)	68,700	3,245,342

Oil & Gas — 3.5%
Anadarko Petroleum Corp.	16,611	1,301,306
Apache Corp.	3,825	384,183
BG Group PLC (United Kingdom)	296,380	6,864,336
BP PLC (United Kingdom)	173,281	1,282,008
Chevron Corp.	46,160	4,950,198
CNOOC Ltd. (Hong Kong)	1,764,000	3,625,428
Concho Resources, Inc.*	19,630	2,003,830
ConocoPhillips	49,700	3,777,697
Devon Energy Corp.	77,631	5,521,116
Dragon Oil PLC (Ireland)	102,300	1,021,036
Energen Corp.	41,500	2,039,725
EOG Resources, Inc.	30,438	3,381,662
EQT Corp.	16,734	806,746
Exxon Mobil Corp.	139,500	12,098,835
JX Holdings, Inc. (Japan)	207,400	1,285,444
KazMunaiGas Exploration Production (Kazakhstan), GDR	31,600	633,637
Laredo Petroleum Holdings, Inc.*	18,500	433,640
Lukoil OAO (Russia), ADR	24,550	1,492,640
Marathon Oil Corp.	16,600	526,220
Marathon Petroleum Corp.	19,319	837,672
Occidental Petroleum Corp.	53,723	5,116,041
Oil & Natural Gas Corp. Ltd. (India)	146,800	773,261
PetroChina Co. Ltd. (China) (Class H Stock)	1,162,000	1,642,995
Petroleo Brasileiro SA (Brazil), ADR	62,900	1,607,724
Pioneer Natural Resources Co.	6,791	757,808
PTT PCL (Thailand)	111,200	1,276,006
QEP Resources, Inc.	20,700	631,350
Range Resources Corp.	9,870	573,841
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	219,071	7,669,632
SK Holdings Co. Ltd. (South Korea)	3,150	410,066
S-Oil Corp. (South Korea)	6,700	662,283
Southwestern Energy Co.*	40,558	1,241,075
Tatneft (Russia), ADR	30,900	1,260,720

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Total SA (France)	57,785	$2,947,089
Tullow Oil PLC (United Kingdom)	90,962	2,221,673
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	33,200	847,557
Valero Energy Corp.	15,730	405,362

		84,311,842

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	11,605	486,713
Cameron International Corp.*	43,385	2,292,030
Dril-Quip, Inc.*(a)	11,700	760,734
Halliburton Co.	18,826	624,835
National Oilwell Varco, Inc.	7,400	588,078
Schlumberger Ltd. (Netherlands)	89,397	6,251,532
Technip SA (France)	10,640	1,253,459

		12,257,381

Pharmaceuticals — 2.2%
Abbott Laboratories	13,960	855,609
Allergan, Inc.	26,445	2,523,647
Bristol-Myers Squibb Co.	23,100	779,625
Cardinal Health, Inc.	29,131	1,255,837
GlaxoSmithKline PLC (United Kingdom)	191,332	4,273,755
Herbalife Ltd. (Cayman Islands)	14,100	970,362
Johnson & Johnson	61,108	4,030,684
McKesson Corp.(a)	26,300	2,308,351
Merck & Co., Inc.	253,619	9,738,970
Mylan, Inc.*	18,764	440,016
Novartis AG (Switzerland)	30,600	1,693,559
Novo Nordisk A/S (Denmark) (Class B Stock)	11,236	1,555,661
Pfizer, Inc.	452,462	10,252,789
Roche Holding AG (Switzerland)	17,356	3,020,525
Sanofi (France)	29,428	2,285,430
Shire PLC (United Kingdom)	33,865	1,094,167
Teva Pharmaceutical Industries Ltd. (Israel), ADR	48,502	2,185,500
Valeant Pharmaceuticals International, Inc. (Canada)*	59,150	3,175,764

		52,440,251

Pipelines — 0.2%
NuStar GP Holdings LLC	43,400	1,502,508
ONEOK, Inc.	18,805	1,535,616
Williams Cos., Inc. (The)	80,151	2,469,452

		5,507,576

Real Estate — 1.0%
Agile Property Holdings Ltd. (Cayman Islands)	136,000	156,919
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	44,900	1,417,493
Brookfield Office Properties, Inc. (Canada)	43,194	751,332
CapitaLand Ltd. (Singapore)	353,000	876,147
CapitaMalls Asia Ltd. (Singapore)	728,000	946,884
CBRE Group, Inc.*	22,200	443,112
Cheung Kong Holdings Ltd. (Hong Kong)	48,000	619,969
China Overseas Land & Investment Ltd. (Hong Kong)	1,012,000	1,923,510
China Resources Land Ltd. (Cayman Islands)	504,000	870,985
First Capital Realty, Inc. (Canada)	53,639	959,904

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
Global Logistic Properties Ltd. (Singapore)*	236,000	$413,030
Hang Lung Properties Ltd. (Hong Kong)	464,000	1,699,918
Helical Bar PLC (United Kingdom)	75,419	228,597
Hongkong Land Holdings Ltd. (Bermuda)	142,000	828,570
Mitsubishi Estate Co. Ltd. (Japan)	178,000	3,174,193
Mitsui Fudosan Co. Ltd. (Japan)	96,000	1,836,028
New World Development Ltd. (Hong Kong)	406,000	487,793
Sino Land Co. Ltd. (Hong Kong)	433,400	692,051
Soho China Ltd. (Cayman Islands)	965,500	699,985
Sponda Oyj (Finland)	70,754	291,588
Sun Hung Kai Properties Ltd. (Hong Kong)	250,000	3,106,670
Technopolis PLC (Finland)	31,953	169,185
Tokyo Tatemono Co. Ltd. (Japan)*	49,000	198,321
WP Carey & Co. LLC	11,999	557,474

		23,349,658

Real Estate Investment Trusts — 2.8%
Agree Realty Corp.	22,494	507,915
Alexandria Real Estate Equities, Inc.	22,040	1,611,785
Associated Estates Realty Corp.	31,700	517,978
Boston Properties, Inc.	8,700	913,413
BRE Properties, Inc.	26,100	1,319,355
British Land Co. PLC (United Kingdom)	178,038	1,366,610
Camden Property Trust	9,500	624,625
Canadian Real Estate Investment Trust (Canada)	24,400	902,906
CapitaCommercial Trust (Singapore)	869,000	843,387
Colonial Properties Trust	23,290	506,092
Commonwealth Property Office Fund (Australia)	474,419	484,056
Corio NV (Netherlands)	25,696	1,355,415
Cousins Properties, Inc.	98,756	748,570
CreXus Investment Corp.	49,400	510,796
Cubesmart	118,057	1,404,878
DDR Corp.	105,600	1,541,760
Dexus Property Group (Australia)	781,592	704,363
DuPont Fabros Technology, Inc.	45,150	1,103,918
Education Realty Trust, Inc.	63,490	688,232
Equity LifeStyle Properties, Inc.	17,000	1,185,580
Equity Residential	38,320	2,399,598
Eurocommercial Properties NV (Netherlands)	6,479	245,493
Excel Trust, Inc.	81,100	979,688
Frontier Real Estate Investment Corp. (Japan)	42	344,038
Glimcher Realty Trust	94,350	964,257
Goodman Group (Australia)	1,022,136	730,558
Hammerson PLC (United Kingdom)	94,952	631,191
HCP, Inc.	53,454	2,109,295
Highwoods Properties, Inc.	24,400	813,008
Host Hotels & Resorts, Inc.	104,000	1,707,680
Industrial & Infrastructure Fund Investment Corp. (Japan)	28	152,398
Japan Real Estate Investment Corp. (Japan)	106	933,599
Kenedix Realty Investment Corp. (Japan)	136	498,683
Kilroy Realty Corp.	13,400	624,574
Kimco Realty Corp.	3,890	74,921
Klepierre (France)	13,339	462,548
Land Securities Group PLC (United Kingdom)	84,925	981,419

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
LaSalle Hotel Properties	12,700	$357,378
Liberty Property Trust	41,500	1,482,380
Link REIT (The) (Hong Kong)	132,000	491,247
London & Stamford Property PLC (United Kingdom)	279,429	493,425
Macerich Co. (The)	32,860	1,897,665
Mack-Cali Realty Corp.	26,170	754,219
Mirvac Group (Australia)	385,529	467,240
National Health Investors, Inc.	10,700	521,946
Nippon Building Fund, Inc. (Japan)	30	284,886
Pebblebrook Hotel Trust	25,401	573,555
Post Properties, Inc.	10,700	501,402
ProLogis, Inc.	81,944	2,951,623
Public Storage	12,700	1,754,759
Rayonier, Inc.	3,200	141,088
Regency Centers Corp.	10,330	459,478
RioCan Real Estate Investment Trust (Canada)	9,401	254,759
Rouse Properties, Inc.*	1,031	13,960
Senior Housing Properties Trust	34,310	756,536
Simon Property Group, Inc.	30,047	4,377,247
SL Green Realty Corp.	8,900	690,195
Stockland (Australia)	254,881	776,215
Tanger Factory Outlet Centers	20,900	621,357
Tokyu REIT, Inc. (Japan)	123	650,888
UDR, Inc.	27,000	721,170
Unibail-Rodamco (France)	9,084	1,816,703
Vastned Retail NV (Netherlands)	8,277	434,664
Ventas, Inc.	43,860	2,504,406
Vornado Realty Trust	21,440	1,805,248
Wereldhave NV (Netherlands)	2,538	201,438
Westfield Group (Australia)	347,198	3,175,668
Westfield Retail Trust (Australia)	207,634	554,901

		65,982,228

Retail — 1.2%
Advance Auto Parts, Inc.	4,700	416,279
AutoZone, Inc.*	8,039	2,988,900
Bed Bath & Beyond, Inc.*	17,700	1,164,129
BJ’s Restaurants, Inc.*	10,900	548,815
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	22,737	1,425,628
Home Depot, Inc. (The)(a)	110,867	5,577,719
Inditex SA (Spain)	17,305	1,657,591
Kingfisher PLC (United Kingdom)	191,565	939,747
Liz Claiborne, Inc.*(a)	64,800	865,728
Lowe’s Cos., Inc.	33,238	1,043,008
Lululemon Athletica, Inc.*(a)	17,200	1,284,551
McDonald’s Corp.	9,600	941,760
Michael Kors Holdings Ltd. (British Virgin Islands)*	24,800	1,155,432
Nitori Holdings Co. Ltd. (Japan)	6,250	564,818
Real Mex Restaurants, Inc. (Class A Stock)*(g)	500,000	28,500
Rush Enterprises, Inc. (Class A Stock)*	26,474	561,778
Sally Beauty Holdings, Inc.*	62,100	1,540,080
Starbucks Corp.	25,600	1,430,784
Walgreen Co.	42,400	1,419,976
Wal-Mart Stores, Inc.	28,200	1,725,840
Williams-Sonoma, Inc.	21,300	798,324

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Yum! Brands, Inc.	15,988	$1,138,026

		29,217,413

Retail & Merchandising — 0.6%
Belle International Holdings Ltd. (Cayman Islands)	901,000	1,617,392
CVS Caremark Corp.	70,343	3,151,366
Kohl’s Corp.	45,884	2,295,577
Macy’s, Inc.	57,623	2,289,362
Marks & Spencer Group PLC (United Kingdom)	134,484	815,250
PPR (France)	12,708	2,186,388
Target Corp.	14,080	820,442
TJX Cos., Inc. (The)	32,780	1,301,694

		14,477,471

Savings & Loan — 0.1%
Capitol Federal Financial, Inc.(a)	36,900	437,634
People’s United Financial, Inc.	78,400	1,038,016

		1,475,650

Semiconductors — 1.7%
Altera Corp.	70,358	2,801,655
Analog Devices, Inc.	34,000	1,373,600
Applied Materials, Inc.	8,712	108,377
ARM Holdings PLC (United Kingdom), ADR	37,500	1,060,875
ASML Holding NV (Netherlands)	25,149	1,257,131
Avago Technologies Ltd. (Singapore)	55,780	2,173,747
Broadcom Corp. (Class A Stock)*	51,850	2,037,705
Freescale Semiconductor Holdings I Ltd. (Bermuda)*(a)	33,264	511,933
Hynix Semiconductor, Inc. (South Korea)*	26,800	691,849
Intel Corp.	61,500	1,728,765
Lam Research Corp.*(a)	92,201	4,114,009
Marvell Technology Group Ltd. (Bermuda)*	18,800	295,724
ON Semiconductor Corp.*	13,470	121,365
QUALCOMM, Inc.	82,974	5,643,892
Samsung Electronics Co. Ltd. (South Korea)	3,007	3,383,721
Samsung Electronics Co. Ltd. (South Korea), GDR	7,900	4,444,862
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	274,325	4,191,686
Texas Instruments, Inc.	42,371	1,424,090
Xilinx, Inc.	81,723	2,977,169

		40,342,155

Shipbuilding
Samsung Heavy Industries Co. Ltd. (South Korea)	21,700	722,982

Software — 0.9%
Adobe Systems, Inc.*	8,560	293,694
Citrix Systems, Inc.*	24,765	1,954,206
Fidelity National Information Services, Inc.	3,500	115,920
Microsoft Corp.	274,011	8,836,855
Nuance Communications, Inc.*(a)	51,900	1,327,602
Oracle Corp.	129,245	3,768,784
salesforce.com, Inc.*	8,300	1,282,433
SAP AG (Germany)	27,480	1,919,008
VeriFone Systems, Inc.*(a)	21,700	1,125,579

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)*	830	$93,267

		20,717,348

Telecommunications — 1.7%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	27,000	670,410
Aruba Networks, Inc.*(a)	46,600	1,038,248
AT&T, Inc.	216,508	6,761,545
BT Group PLC (United Kingdom)	266,583	965,361
CenturyLink, Inc.	14,100	544,965
China Mobile Ltd. (Hong Kong)	55,000	605,205
Cisco Systems, Inc.	403,143	8,526,474
Corning, Inc.	13,590	191,347
Juniper Networks, Inc.*	23,299	533,081
KDDI Corp. (Japan)	183	1,185,067
Koninklijke KPN NV (Netherlands)	54,917	604,110
Motorola Mobility Holdings, Inc.*	12,516	491,128
NTT DoCoMo, Inc. (Japan)	548	909,692
Philippine Long Distance Telephone Co. (Philippines)	4,600	289,274
Philippine Long Distance Telephone Co. (Philippines), ADR	3,768	234,332
Polycom, Inc.*	40,911	780,173
Sprint Nextel Corp.*	313,334	893,002
Telecom Corp of New Zealand Ltd. (New Zealand)	303,429	602,485
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	119,735	1,240,641
Telefonica Brasil SA (Brazil), ADR	39,190	1,200,390
Telephone & Data Systems, Inc.	19,800	458,370
Tim Participacoes SA (Brazil), ADR	32,963	1,063,386
Verizon Communications, Inc.(a)	86,538	3,308,348
VimpelCom Ltd. (Bermuda), ADR	71,250	795,150
Vodacom Group Ltd. (South Africa)	34,550	487,105
Vodafone Group PLC (United Kingdom)	1,936,741	5,334,401
Vodafone Group PLC (United Kingdom), ADR	44,700	1,236,849

		40,950,539

Transportation — 0.6%
CSX Corp.	111,058	2,389,968
East Japan Railway Co. (Japan)	23,100	1,454,041
J.B. Hunt Transport Services, Inc.	19,510	1,060,759
Kansas City Southern*	15,100	1,082,519
Norfolk Southern Corp.	44,212	2,910,476
Old Dominion Freight Line, Inc.*(a)	22,100	1,053,507
Teekay Corp. (Marshall Islands)	53,000	1,841,750
TNT Express NV (Netherlands)	82,782	1,022,368
Union Pacific Corp.	7,510	807,175

		13,622,563

Water — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	28,750	1,094,751
Guangdong Investment Ltd. (Hong Kong)	766,000	533,647
Suez Environnement Co. (France)	48,973	751,130

		2,379,528

TOTAL COMMON STOCKS (cost $942,300,990)		1,032,097,960

	Shares	Value
PREFERRED STOCKS — 0.5%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%(a)	14,000	$585,900
Volkswagen AG, (PRFC)	14,987	2,635,453

		3,221,353

Banks
Itau Unibanco Holding SA, ADR (PRFC)	22,550	432,734

Beverages — 0.1%
Companhia de Bebidas das Americas, ADR (PRFC)	41,500	1,714,780

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	69,330

Financial – Bank & Trust — 0.1%
Wells Fargo & Co., Series L, CVT, 7.500%*	1,286	1,436,076

Home Builders
M/I Homes, Inc., Series A, 9.750%*	46,640	763,030

Household Products/Wares — 0.1%
Henkel AG & Co. KGaA, (PRFC)	35,673	2,613,898

Iron/Steel — 0.1%
Vale SA, ADR (PRFC)	118,800	2,695,572

TOTAL PREFERRED STOCKS (cost $12,121,112)		12,946,773

UNAFFILIATED MUTUAL FUND — 0.1%
Cohen & Steers Infrastructure Fund, Inc. (cost $941,243)	60,293	1,061,157

	Units
WARRANTS*
Automobile Manufacturers
General Motors Co., expiring 07/10/16	10,031	166,816
General Motors Co., expiring 07/10/19	10,031	112,347

TOTAL WARRANTS (cost $452,643)		279,163

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3
0.392%(c)	09/25/36	Ba2	$255	218,026
AH Mortgage Advance Trust,
Series SART-1, Class A2, 144A
3.370%	05/10/43	AAA(d)	1,833	1,836,666
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.450%	05/15/14	Aaa	243	244,390
Series 2010-3, Class A4
1.550%	08/17/15	Aaa	467	473,593
Series 2011-1, Class A3
1.380%	01/15/15	Aaa	355	357,787
Series 2012-2, Class A3
0.740%	04/15/16	Aaa	1,104	1,102,902
Bank of America Auto Trust,
Series 2010-2, Class A3
1.310%	07/15/14	Aaa	324	325,368

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Centex Home Equity,
Series 2004-D, Class AF4
4.680%	06/25/32	A1	$573	$580,740
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-6, Class 1A4
4.500%	11/25/34	Baa2	307	312,656
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	Aa3	563	543,070
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.292%(c)	12/25/36	Caa1	60	48,208
CNH Equipment Trust,
Series 2010-A, Class A3
1.540%	07/15/14	Aaa	167	167,381
Series 2011-A, Class A3
1.200%	05/16/16	Aaa	500	503,062
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Ba1	250	244,175
CPS Auto Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	A2	184	184,191
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	Aaa	373	365,053
Discover Card Master Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	Aaa	656	654,376
Equity One ABS, Inc.,
Series 2003-2, Class M1
5.050%(c)	09/25/33	Baa1	365	296,661
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2005-FF9, Class A3
0.574%(c)	10/25/35	AAA(d)	865	849,282
Home Equity Asset Trust,
Series 2005-2, Class M2
0.774%(c)	07/25/35	Baa2	570	545,400
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	Aaa	845	861,574
Series 2012-1, Class A4
0.970%	04/16/18	Aaa	675	673,812
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
0.555%(c)	01/20/35	Aaa	382	356,648
Series 2006-1, Class A1
0.402%(c)	01/20/36	Aaa	358	328,696
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	Aaa	546	546,424
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.594%(c)	11/25/35	B3	80	54,854
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.420%	08/15/14	Aaa	342	343,541
Mid-State Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	A2	879	896,736

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
0.867%(c)	10/25/34	A1	$777	$736,744
Series 2004-WHQ2, Class M2
0.872%(c)	02/25/35	Ba1	300	256,301
Series 2005-WHQ3, Class M2
0.744%(c)	06/25/35	Baa1	200	135,463
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.704%(c)	11/25/35	B2	550	440,360
Series 2006-NC1, Class A2
0.432%(c)	01/25/36	Caa1	689	580,060
Residential Asset Securities Corp.,
Series 2005-KS9, Class A3
0.664%(c)	10/25/35	Aa2	700	671,661
Series 2006-KS1, Class A4
0.594%(c)	02/25/36	B1	500	379,097
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4
1.294%(c)	10/25/33	AAA(d)	1,000	802,090
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	Baa2	189	172,287

TOTAL ASSET-BACKED SECURITIES (cost $17,946,762)				18,089,335

BANK LOANS(c) — 0.5%
Advertising
Vertis, Inc.,
Term Loan
11.750%	12/21/15	NR	354	84,970

Auto Parts & Equipment
Autoparts Holdings Ltd.,
Term Loan First Lien
6.500%	07/29/17	B1	50	49,998

Automobile Manufacturers — 0.1%
Chrysler Group LLC,
New Term Loan B
6.000%	05/24/17	Ba2	999	1,013,833

Building Materials
Nortek, Inc.,
Term Loan
5.250%	04/26/17	Ba3	99	98,505

Commercial Services — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan 2
5.250%	09/15/17	Ba3	175	174,418
Cengage Learning Acquisitions, Inc.,
Term Loan
0.025%	07/03/14	B1	123	112,951
Clarke American Corp.,
Tranche Term Loan B
2.746%	06/30/14	B1	388	361,506
Eastman Kodak,
Term Loan (DIP)
8.500%	07/20/13	NR	55	55,871
Focus Brands, Inc.,
Term Loan First Lien
6.750%	02/21/18	B1	218	218,033

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Commercial Services (cont’d.)
Sourcehov LLC,
Term Loan Second Lien
10.500%	04/30/18	Caa2	$125		$97,656

					1,020,435

Containers & Packaging
Reynolds Group Holdings, Inc.,
Tranche Term Loan C
6.500%	08/09/18	Ba3	197		199,247

Diversified Financial Services
Capmark Financial Group - Escrow,
Term Loan
5.250%	01/01/41	NR	3,370		25,275
Flying Fortress, Inc.,
Term Loan B
4.500%	06/30/17	Baa3	500		501,875

					527,150

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.726%	10/10/14	B2	428		260,568
2017 Term Loan (Extending)
4.772%	10/10/17	B2	428		237,518

					498,086

Electronics
NXP BV/NXP Funding LLC,
Tranche Loan A-2
5.250%	02/16/19	B2	100		99,000
5.500%	03/04/17	B2	50		49,470
5.500%	01/01/40	B2	—	(r)	125

					148,595

Energy – Alternate Sources
MEG Energy Corp.,
Initial Term Loan
4.000%	03/18/18	Ba3	80		79,401

Entertainment — 0.1%
Boyd Gaming Corp.,
Initial Term Loan
3.721%	12/17/15	NR	469		459,844
CCM Merger, Inc.,
Term Loan
7.000%	03/01/17	B3	118		118,351
Mohegan Tribal Gaming Authority,
Term Loan
8.500%	03/31/16	B3	225		228,188
Six Flags Theme Parks, Inc.,
Tranche Term Loan B
4.250%	12/20/18	B1	500		498,904

					1,305,287

Food — 0.1%
SUPERVALU, Inc.,
Term Loan B-2 Advance
3.471%	10/05/15	BB(d)	595		591,582
4.500%	04/30/18	BB(d)	248		247,887

					839,469

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Products
Grifols, Inc.,
New Tranche Term Loan B
4.500%	06/01/17	Ba3	$100	$99,531

Healthcare Services
Davita, Inc.,
Tranche Term Loan A-2
4.500%	10/20/16	Ba3	350	349,738

Lodging
Caesars Entertainment Operating Co., Inc.,
Term Loan B-2
3.253%	01/28/15	B3	325	309,435
3.294%	01/28/15	B3	175	166,270
Rock Ohio Caesars LLC,
Funded Term Loan B
8.500%	08/19/17	Ba3	100	100,500

				576,205

Media — 0.1%
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.871%	01/29/16	Caa2	474	383,642
Entercom Radio LLC,
Term Loan B
6.250%	11/23/18	Ba3	146	146,730
High Plains Broadcasting, Inc,
Term Loan
9.000%	09/14/16	B2	100	99,481
Hubbard Radio LLC,
Term Loan Second Lien
8.750%	04/30/18	B1	100	101,125
Newport Television LLC,
Term Loan
9.000%	09/14/16	B2	360	359,803
Radio One,
Term Loan
7.500%	03/31/16	B2	250	247,708
Univision Communication, Inc.,
Extended Term Loan First Lien
4.471%	03/31/17	B2	40	37,078

				1,375,567

Pharmaceuticals
Axcan Pharma, Inc.,
Term Loan
5.500%	02/10/17	B1	499	492,503

Real Estate Investment Trusts
iStar Financial, Inc.,
Tranche Loan A-1
5.000%	06/28/13	B1	87	87,006
Realogy Corp.,
Synthetic LC
3.295%	10/10/13	NR	5	4,580
Tishman Speyer Office,
Term Loan
8.000%	05/04/12	NR	30	29,925

				121,511

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Retail
NPC International,
Term Loan B
6.750%	12/28/18	Ba3		$49	$48,976
6.750%	01/01/40	Ba3		1	1,343
Outback Steakhouse,
Loan
2.563%	06/14/14	B3		451	442,527
Term Loan
0.163%	06/14/13	B3		44	43,624

					536,470

Retail & Merchandising
Claire’s Stores, Inc.,
Term Loan B
3.003%	05/29/14	B-(d)		463	439,866
J. Crew Group, Inc.,
Term Loan
4.750%	03/07/18	B1		99	97,400

					537,266

Software
Milacron LLC,
Term Loan
7.500%	05/15/17	B3		93	92,393

Telecommunications
Avaya, Inc.,
Term Loan B-1
3.064%	10/24/14	B1		164	158,692
Term Loan B-3
4.814%	10/26/17	B1		329	317,777

					476,469

Transportation
Capsugel Holdings, Inc.,
Initial Term Loan
5.250%	08/01/18	B1		79	79,737
Pilot Travel Centers LLC,
Initial Tranche Term Loan B
4.250%	03/30/18	Ba2		107	107,003
RailAmerica,
Initial Loan
4.250%	03/01/19	B1		100	99,792
Swift Transportation Co.,
Tranche Term Loan B-2
5.000%	12/15/17	B1		240	241,320

					527,852

TOTAL BANK LOANS (cost $11,441,247)					11,050,481

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.029%(c)	11/15/15	NR		645	602,747
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	A1		765	795,141
Series 2006-3, Class A4
5.889%(c)	07/10/44	A+	(d)	610	684,705

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-5, Class A4
5.414%	09/10/47	Aaa	$1,220	$1,353,524
Series 2006-5, Class AM
5.448%	09/10/47	Aa3	490	474,598
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	214,166
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	Aaa	420	437,055
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.399%(c)	07/15/44	Aaa	800	859,077
Commercial Mortgage Pass-Through Certificates,
Series 2011-THL, Class D, 144A
5.605%	06/09/28	Baa1	100	102,511
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AM
4.730%	07/15/37	Aa1	750	794,237
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.851%(c)	03/15/39	Aaa	400	439,120
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-(d)	580	636,461
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.456%(c)	01/12/43	Aaa	600	655,019
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,145	1,280,986
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%(c)	06/15/38	Aaa	525	597,199
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	592,868
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.503%(c)	01/12/44	Aa2	210	206,439
Series 2006-C1, Class A4
5.854%(c)	05/12/39	Aaa	600	680,018
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.800%	01/13/41	Aaa	370	389,079
Series 2007-HQ11, Class X, IO, 144A
0.229%(c)	02/12/44	Aaa	54,844	401,351
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.719%(c)	08/15/39	AAA(d)	725	782,408

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,347,335)				12,978,709

CONVERTIBLE BONDS — 0.4%
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
0.375%	02/01/13	A+(d)	1,322	1,351,745

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Building Materials
U.S. Concrete, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	08/31/15	NR	$70	$71,225

Diversified Financial Services
New Ford Capital Ltd. (British Virgin Islands),
Gtd. Notes
4.300%(s)	05/12/16	A(d)	600	562,500

Electronics
Hon Hai Precision Industry Co. Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.860%(s)	10/12/13	A-(d)	600	624,600

Holding Companies – Diversified
Wharf Finance 2014 Ltd. (British Virgin Islands),
Gtd. Notes
2.300%	06/07/14	NR	6,000	751,396

Insurance
QBE Funding Trust (United Kingdom),
Gtd. Notes
3.800%(s)	05/12/30	A(d)	1,500	945,000

Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	B1	1,000	1,207,500

Real Estate Investment Trusts
Boston Properties LP,
Sr. Unsec’d. Notes
3.750%	05/15/36	NR	675	766,969

Retail
Real Mex Restaurants, Inc.,
Sub. Notes
1.120%	03/21/18(g)	NR	192	192,307

Software — 0.2%
Microsoft Corp.,
Sr. Unsec’d. Notes, 144A
(7.240)%(s)	06/15/13	Aaa	3,742	4,097,490

TOTAL CONVERTIBLE BONDS
(cost $10,223,150)				10,570,732

CORPORATE BONDS — 16.4%
Advertising — 0.1%
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	1,000	720,000
WPP Finance 2010 (United Kingdom),
Gtd. Notes, 144A
4.750%	11/21/21	Baa3	835	873,186

				1,593,186

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.,
Gtd. Notes
6.750%	04/01/16	Ba3	250	255,625
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.200%	08/15/15	Baa2	170	182,124
6.375%	06/01/19	Baa2	70	79,937

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16(a)	Baa1	$1,530	$1,556,282

				2,073,968

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	550	599,988
4.750%	05/05/21	Baa1	975	1,048,060
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	Baa2	230	280,966
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/41	A2	750	729,566

				2,658,580

Airlines — 0.1%
American Airlines Pass-Through Trust,
Series 2011-1, Class A, Pass-Through Certificates
5.250%	01/31/21(a)	Baa3	246	250,529
Series 2011-2, Class A, Pass-Through Certificates
8.625%	10/15/21	Baa3	70	73,850
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Series RJ3, Pass-Through Certificates
7.875%	07/02/18	Ba3	740	742,081
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates
5.983%	04/19/22	Baa1	177	191,488
Delta Air Lines, Inc.,
Series 2007-1, Class A, Pass-Through Certificates
6.821%	08/10/22	Baa1	623	682,178
Series 2007-1, Class C, Pass-Through Certificates
8.954%	08/10/14(a)	Ba3	329	328,942
Series 2010-2, Class A, Pass-Through Certificates
4.950%	05/23/19	Baa2	119	126,003
Series 2011-1, Class A, Pass-Through Certificates
5.300%	04/15/19	Baa2	61	65,041
Northwest Airlines, Inc.,
Notes
7.027%	11/01/19	Baa1	137	144,112
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.000%	01/15/16	Ba2	309	335,342

				2,939,566

Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20	B1	250	271,250
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	Baa1	165	174,812
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16	B2	100	99,500

				545,562

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.950%	03/28/14	A3	$1,950	$1,973,663
2.625%	09/15/16	A3	195	201,236
2.950%	01/11/17	A3	400	414,572

				2,589,471

Banks — 1.3%
ABN Amro Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.250%	02/02/17	A+(d)	1,390	1,410,169
Ally Financial, Inc.,
Gtd. Notes
6.750%	12/01/14	B1	500	523,750
8.000%	11/01/31	B1	285	314,212
American Express Bank FSB,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	550	643,639
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16	Aaa	317	319,673
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16	Aa2	120	123,456
4.875%	01/12/21	Aa2	160	174,365
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14	Aaa	250	252,212
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.100%	01/15/15	Aa2	50	52,441
5.450%	05/15/19	Aa2	300	346,801
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17	Aa2	219	224,184
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	Aa3	226	226,184
BankAmerica Institutional Capital B,
Ltd. Gtd. Notes, 144A
7.700%	12/31/26	Baa3	140	139,300
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(a)	Aa3	750	747,549
Branch Banking & Trust Co.,
Sub. Notes
0.793%(c)	05/23/17	A2	522	486,273
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.350%	12/11/15	Aa2	890	913,597
Capital One Bank USA NA,
Sub. Notes
8.800%	07/15/19	Baa1	950	1,161,555
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.750%	07/15/21	Baa1	720	757,600
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15	A2	60	62,242

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17	Aaa	$250	$250,038
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17(a)	Aaa	1,405	1,436,386
Bank Gtd. Notes, MTN
5.250%	05/24/41	Aaa	360	367,958
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15	Aaa	500	513,762
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16(a)	Aa3	1,450	1,487,694
DnB Bank ASA (Norway),
Sr. Notes, 144A
3.200%	04/03/17	Aa3	1,490	1,495,872
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16	Aaa	379	383,775
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	A1	925	931,343
ING Bank NV (Netherlands),
Sr. Notes, 144A
2.000%	10/18/13	Aa3	580	578,243
Sr. Unsec’d. Notes, 144A
4.000%	03/15/16	Aa3	966	977,883
Unsec’d. Notes, 144A
3.750%	03/07/17	Aa3	328	324,875
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes
6.375%	01/21/21	A1	475	509,865
Manufacturers & Traders Trust Co.,
Sub. Notes
1.968%(c)	04/01/13	A3	250	249,878
6.625%	12/04/17	A3	250	287,444
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15	Aa2	220	225,480
3.000%	07/27/16	Aa2	600	610,406
National Bank of Canada (Canada),
Covered Bonds, 144A
1.650%	01/30/14	Aaa	250	254,341
Nordea Bank AB (Sweden),
Sr. Notes, 144A
3.125%	03/20/17	Aa2	1,610	1,611,676
Sub. Notes, 144A
4.875%	05/13/21	Aa3	237	230,651
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15	Aa1	200	200,555
PNC Bank NA,
Sub. Notes
6.000%	12/07/17	A3	253	286,788
Royal Bank of Canada (Canada),
Sr. Notes, MTN
2.300%	07/20/16	Aa1	295	302,766
Sr. Unsec’d. Notes
1.450%	10/30/14	Aa1	950	962,574

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.875%	03/16/15(a)	A2		$1,790	$1,860,626
Sub. Notes, MTN
4.350%	01/23/17	Baa3	EUR	250	288,247
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13	Aaa		349	352,131
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.500%	11/18/14	A2		1,625	1,747,038
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16	Aa2		250	254,740
Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa2		875	929,849
US Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	Aa3		133	130,991
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49	Baa3		250	236,250
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16	Aaa		200	202,066
Sr. Unsec’d. Notes
4.200%	02/27/15	Aa2		710	762,551
4.875%	11/19/19	Aa2		200	215,922

					30,339,866

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.500%	07/14/14	Baa1		91	92,335
4.125%	01/15/15(a)	Baa1		1,550	1,679,543
5.375%	01/15/20(a)	Baa1		1,510	1,774,546
8.000%	11/15/39	Baa1		160	239,085
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16	Aa3		785	801,692
Constellation Brands, Inc.,
Gtd. Notes
7.250%	09/01/16	Ba2		150	169,875
7.250%	05/15/17(a)	Ba2		400	453,000
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.750%	10/23/17	A3		180	216,334
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.000%	08/25/21(a)	Aa3		94	95,014
4.000%	03/05/42	Aa3		500	473,822
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.250%	07/15/22	Baa3		860	862,226
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17	Baa1		1,220	1,235,302

					8,092,774

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	Baa1	$300	$300,262
5.150%	11/15/41	Baa1	300	301,209
5.650%	06/15/42	Baa1	430	459,757
5.750%	03/15/40	Baa1	300	324,955
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	1,105	1,170,529

				2,556,712

Building Materials
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19	NR	150	144,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.579%(c)	09/30/15	B-(d)	500	451,962
CRH America, Inc.,
Gtd. Notes
6.000%	09/30/16	Baa1	75	81,679

				677,641

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	150	193,754
8.550%	05/15/19	Baa3	221	289,624
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16	A2	58	59,447
6.000%	07/15/18	A2	150	185,322
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	Baa1	160	173,521
Huntsman International LLC,
Gtd. Notes
5.500%	06/30/16(a)	B1	250	249,688
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	Ba3	250	264,375
9.000%	05/15/15	Ba3	250	265,312
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	88	89,506
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	09/30/15	Baa1	200	214,140
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/13	Baa1	200	208,474
7.400%	08/15/19	Baa1	250	303,952
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	294,768
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	Baa3	130	134,988

				2,926,871

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16	B1	$250	$262,500
Peabody Energy Corp.,
Gtd. Notes, 144A
6.250%	11/15/21	Ba1	250	245,000

				507,500

Commercial Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.000%	05/13/21	Baa1	1,475	1,477,276
5.650%	05/01/18	Baa1	2,085	2,225,742
Sr. Unsec’d. Notes
3.750%	07/12/16	Baa1	230	231,146
3.875%	03/22/17	Baa1	842	846,644
5.625%	10/14/16	Baa1	320	340,220
5.625%	07/01/20	Baa1	200	208,506
5.875%	02/07/42	Baa1	390	387,898
6.500%	08/01/16	Baa1	875	962,048
7.375%	05/15/14	Baa1	290	314,804
Bank of America NA,
Sub. Notes
0.754%(c)	06/15/16	A3	500	443,590
6.100%	06/15/17	A3	600	641,079
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15	Aaa	166	168,844
Sr. Unsec’d. Notes
3.400%	01/22/15	Aa1	120	127,055
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15(a)	Aaa	200	203,896
Sr. Unsec’d. Notes
2.750%	02/23/15	Aa3	725	731,903
3.900%	04/07/15	Aa3	340	353,250
5.200%	07/10/14(a)	Aa3	1,800	1,907,689
6.750%	05/22/19(a)	Aa3	200	229,973
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	A2	515	557,370
Sub. Notes
4.900%	06/30/17	A3	80	87,795
KeyBank NA,
Sub. Notes
5.700%	11/01/17	Baa1	205	216,775
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1	100	116,311
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15	Aaa	115	118,922
Sr. Unsec’d. Notes
2.500%	07/14/16	Aaa	287	296,047
U.S. Bancorp,
Sr. Unsec’d. Notes
4.125%	05/24/21	Aa3	133	143,027

				13,337,810

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.3%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	$370	$338,550
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	B2	150	156,375
9.625%	03/15/18	B2	500	542,500
Catalent Pharma Solutions, Inc.,
Gtd. Notes
9.500%(c)	04/15/15	Caa1	615	632,298
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	Ba2	800	1,032,000
Geo Group, Inc. (The),
Gtd. Notes
7.750%	10/15/17	B1	250	270,312
Iron Mountain, Inc.,
Gtd. Notes
8.750%	07/15/18(a)	B1	500	518,750
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.125%	01/15/17	Ba1	250	238,750
7.625%	06/15/20	Ba1	450	435,375
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Sr. Unsec’d. Notes
9.500%	12/01/14	Caa1	893	917,558
Service Corp. International,
Sr. Unsec’d. Notes
6.750%	04/01/15	Ba3	500	546,250
7.000%	05/15/19	Ba3	400	433,000
ServiceMaster Co. (The),
Gtd. Notes, 144A
10.750%(c)	07/15/15	B3	100	105,126
TransUnion Holding Co., Inc.,
Sr. Notes, PIK, 144A
9.625%	06/15/18	Caa1	263	276,150

				6,442,994

Computers — 0.2%
Dell, Inc.,
Sr. Unsec’d. Notes
3.100%	04/01/16	A2	183	194,216
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	A3	83	82,949
2.625%	12/09/14(a)	A2	1,500	1,547,841
4.050%	09/15/22	A3	39	38,841
4.300%	06/01/21	A2	333	339,609
6.000%	09/15/41	A2	495	541,402
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16	Aa3	147	150,845
7.625%	10/15/18	Aa3	820	1,093,820
8.000%	10/15/38	Aa3	150	232,658
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc. (Bermuda),
Sr. Sec’d. Notes
12.000%	03/29/15	B2	125	110,000

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Sungard Data Systems, Inc.,
Gtd. Notes
10.250%	08/15/15(a)	Caa1	$500	$519,375

				4,851,556

Construction & Engineering
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	A3	153	153,700
New Enterprise Stone & Lime Co., Inc.,
Gtd. Notes, PIK, 144A
13.000%	03/15/18	Caa1	141	145,582

				299,282

Containers & Packaging
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3	225	235,688
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18	Caa1	112	118,720
9.750%	01/15/21(a)	Caa1	125	136,562
CB Smurfit Stone Escrow,
Notes
8.000%	06/30/30	NR	300	6,375

				497,345

Distribution/Wholesale — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15	Baa3	40	41,181
6.000%	04/01/20	Baa3	100	108,800
6.875%	07/01/13	Baa3	160	170,786
7.500%	01/15/27	Baa3	150	159,630
Intcomex, Inc.,
Sec’d. Notes
13.250%	12/15/14	B3	500	497,500
McJunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	350	381,500

				1,359,397

Diversified Financial Services — 2.0%
Aircastle Ltd. (Bermuda),
Sr. Notes
6.750%	04/15/17	Ba3	500	500,000
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	A3	320	392,846
American Express Credit Corp.,
Sr. Unsec’d. Notes
5.125%	08/25/14	A2	200	217,519
7.300%	08/20/13	A2	2,000	2,164,214
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	BBB+(d)	83	83,128
2.800%	09/19/16	A2	100	102,740
5.875%	05/02/13	A2	200	210,317
American Honda Finance Corp.,
Sr. Notes, 144A
1.450%	02/27/15	A+(d)	765	768,554

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
2.600%	09/20/16	A1	$328	$337,179
BlackRock, Inc.,
Sr. Unsec’d. Notes
6.250%	09/15/17	A1	240	289,747
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	560	571,570
Caisse Centrale Desjardins du Quebec (Canada),
Covered Bonds, 144A
2.550%	03/24/16	Aaa	291	303,073
Capmark Financial Group, Inc.,
Sr. Sec’d. Notes
9.000%(c)	09/30/15	NR	231	232,537
Caterpillar Financial Services Corp.,
Unsec’d. Notes
2.000%	04/05/13	A2	550	558,745
CME Group, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/14	Aa3	78	85,055
CNG Holdings, Inc.,
Sr. Sub. Notes, 144A
13.750%	08/15/15	NR	100	108,250
Community Choice Financial, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	05/01/19	B3	135	131,794
Discover Financial Services,
Sr. Unsec’d. Notes
6.450%	06/12/17	Ba1	1,000	1,117,578
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	Baa1	231	232,483
2.750%	03/15/17	Baa1	24	23,976
5.625%	03/15/42	Baa1	150	144,371
Sr. Notes, 144A
4.500%	08/16/21	Baa1	105	107,676
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.000%	05/15/18	Ba1	250	258,964
6.625%	08/15/17	Ba1	400	443,253
FUEL Trust,
Sec’d. Notes, 144A
3.984%	06/15/16	Baa2	353	358,147
4.207%	04/15/16	Baa2	327	335,593
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.250%	11/09/15	Aa2	375	385,396
4.625%	01/07/21(a)	Aa2	750	800,415
5.500%	01/08/20(a)	Aa2	1,850	2,098,383
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	Aa2	1,485	1,563,978
5.625%	09/15/17	Aa2	1,200	1,397,022
5.875%	01/14/38(a)	Aa2	1,550	1,703,814
6.000%	08/07/19	Aa2	1,850	2,160,356
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A1	1,355	1,338,267
Sr. Unsec’d. Notes
3.700%	08/01/15	A1	1,485	1,511,203
5.125%	01/15/15(a)	A1	700	745,033

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.250%	07/27/21(a)	A1	$173	$171,255
5.375%	03/15/20(a)	A1	370	376,133
5.950%	01/18/18	A1	990	1,066,442
6.150%	04/01/18	A1	230	248,085
7.500%	02/15/19(a)	A1	1,960	2,239,369
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.030%(c)	12/21/65	B3	200	133,032
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65	B3	350	256,375
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20	B1	175	192,537
8.625%	09/15/15	B1	750	825,000
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa2	185	182,688
8.500%	07/15/19	Baa2	580	643,800
Macquarie Bank Ltd. (Australia),
Sr. Notes, 144A
5.000%	02/22/17	A2	378	380,877
Macquarie Group Ltd. (Australia),
Notes
6.250%	01/14/21	A3	282	285,390
Sr. Unsec’d. Notes, 144A
7.300%	08/01/14	A2	315	337,632
MassMutual Global Funding II,
Sr. Sec’d. Notes
2.000%	04/05/17	Aa2	200	199,319
Sr. Sec’d. Notes, 144A
2.300%	09/28/15	Aa2	100	102,676
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.400%	08/28/17	Baa1	1,555	1,695,782
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15	Baa1	700	730,273
Morgan Stanley,
Sr. Unsec’d. Notes
4.000%	07/24/15	A2	650	646,866
4.750%	03/22/17	A2	450	450,150
5.500%	07/28/21(a)	A2	790	772,054
5.750%	01/25/21	A2	845	829,606
6.000%	05/13/14	A2	100	104,665
7.300%	05/13/19	A2	950	1,022,354
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	A2	1,300	1,330,307
5.625%	09/23/19	A2	1,050	1,037,840
6.625%	04/01/18	A2	1,385	1,458,424
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	110	159,536
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15	Baa2	400	415,969
PACCAR Financial Corp.,
Unsec’d. Notes, MTN
1.600%	03/15/17	A1	99	98,196

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
PNC Funding Corp.,
Bank Gtd. Notes
2.700%	09/19/16	A3	$1,095	$1,128,261
5.125%	02/08/20	A3	300	339,815
6.700%	06/10/19	A3	160	194,666
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16	Baa2	275	276,079
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17(a)	B3	250	195,000
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17	B2	784	776,160
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16	Aa3	1,945	1,984,824

				47,070,613

Diversified Machinery
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba2	75	87,188

Diversified Manufacturing — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	250	267,500
Colt Defense LLC/Colt Finance Corp.,
Gtd. Notes
8.750%	11/15/17(a)	Caa1	224	150,640
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	A2	139	151,999
FGI Holding Co., Inc.,
Gtd. Notes, PIK
11.250%	10/01/15	B3	545	558,470
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15	Caa1	232	171,680
9.500%	05/15/15	Caa1	163	136,920
J.B. Poindexter & Co., Inc.,
Gtd. Notes
8.750%	03/15/14	B3	350	350,875
Sr. Notes, 144A
9.000%	04/01/22	B2	60	61,725
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18(a)	Caa1	250	268,125

				2,117,934

Electric — 1.1%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	290	326,612
AES Eastern Energy LP,
Series 99-B, Pass-Through Certificates(i)
9.670%	01/02/29	Caa2	400	128,000

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
5.875%	12/01/22	A2	$160	$190,911
6.125%	05/15/38	A2	30	37,750
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	Baa2	150	163,622
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	BBB(d)	56	54,876
5.050%	09/01/41	Baa2	107	113,943
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	Baa1	120	158,430
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21	Baa1	1,050	1,082,620
5.800%	03/15/18	Baa1	274	327,488
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	A3	69	68,037
5.850%	04/01/18	A3	1,275	1,547,507
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.900%	08/01/41	Baa2	632	663,050
5.250%	08/01/33	Baa2	155	172,413
6.000%	11/30/17	Baa2	250	299,928
Duke Energy Carolinas LLC,
First Mortgage
1.750%	12/15/16	A1	395	399,963
3.900%	06/15/21	A1	200	215,736
First Ref. Mortgage
7.000%	11/15/18	A1	100	128,171
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19(a)	Baa2	1,500	1,707,270
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	A2	90	95,130
Dynegy Holdings LLC,
Gtd. Notes(i)
7.625%	10/15/26	D(d)	24	15,720
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes(i)
7.750%	06/01/19	D(d)	676	444,470
Edison Mission Energy,
Sr. Unsec’d. Notes
7.000%	05/15/17	Caa1	750	472,500
7.200%	05/15/19	Caa1	250	155,000
Enel Finance International NV (Netherlands),
Gtd. Notes, 144A
5.125%	10/07/19	A3	250	245,680
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	A3	1,035	1,061,054
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	A3	270	277,482

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	$490	$603,221
Georgia Power Co.,
Sr. Notes
4.300%	03/15/42	A3	210	205,385
Sr. Unsec’d. Notes
3.000%	04/15/16	A3	1,030	1,089,293
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	Baa3	22	23,303
Hydro Quebec (Canada),
Local Gov’t. Gtd. Notes
9.400%	02/01/21	Aa2	130	190,550
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	Baa2	170	208,313
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	Aaa	229	235,984
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	Baa2	300	316,532
KCP&L Greater Missouri Operations Co.,
Sr. Unsec’d. Notes
11.875%	07/01/12	Baa3	250	256,470
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	1,185	1,189,881
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.500%	09/15/37(a)	Baa1	355	443,539
Nevada Power Co.,
General Refinance Mortgage
5.375%	09/15/40	Baa2	125	141,510
6.500%	08/01/18	Baa2	305	375,509
NiSource Finance Corp.,
Gtd. Notes
5.800%	02/01/42	Baa3	699	745,990
5.950%	06/15/41	Baa3	200	218,949
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Ba2	580	629,441
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	375	421,390
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.250%	09/30/40	Baa1	545	549,589
6.375%	01/15/15(a)	Baa1	100	113,207
6.800%	09/01/18	Baa1	160	193,417
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	01/15/40	A3	340	385,699
8.250%	10/15/18	A3	130	172,089
PacifiCorp,
First Mortgage
2.950%	02/01/22	A2	430	423,907

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	Baa3	$695	$749,650
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2	1,188	1,161,200
4.400%	01/15/21	Baa2	93	101,495
7.750%	03/01/31	Baa2	150	203,596
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1	50	51,506
5.320%	09/15/16	Baa1	350	390,169
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	A2	36	37,241
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	135	151,599
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	A2	155	162,930
Southern California Edison Co.,
First Mortgage
5.500%	03/15/40	A1	80	95,628
Sr. Unsec’d. Notes
6.650%	04/01/29	A3	150	191,283
Southern Co.,
Sr. Unsec’d. Notes
1.950%	09/01/16(a)	Baa1	104	105,667
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41(a)	Baa1	570	597,287
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18	Baa1	230	308,222
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22(a)	A3	375	371,274
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	A2	7	7,030
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	Baa1	1,300	1,456,286

				25,828,594

Electronics
Koninklijke Philips Electronics NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	A-(d)	145	145,859
7.200%	06/01/26	A3	205	262,028
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18(a)	B2	580	655,400

				1,063,287

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20	(a)	Caa1	$500	$471,250
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/13		Ca	775	554,125
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.000%	03/01/14	(a)	Caa1	750	746,250
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes
10.750%	08/15/17		Caa1	750	828,750
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	(a)	Caa1	100	109,250
Seminole Hard Rock Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
2.974%(c)	03/15/14		B2	500	492,500
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15		Caa2	750	541,875
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19		Ba3	400	420,000
WMG Acquisition Corp,
Gtd. Notes, 144A
11.500%	10/01/18		B3	25	26,750
Yonkers Racing Corp.,
Sec’d. Notes, 144A
11.375%	07/15/16		B1	50	53,625

					4,244,375

Environmental Control — 0.1%
Waste Management, Inc.,
Gtd. Notes
2.600%	09/01/16		Baa3	1,070	1,096,403
4.600%	03/01/21		Baa3	74	81,263
4.750%	06/30/20		Baa3	100	111,005

					1,288,671

Financial – Bank & Trust — 1.3%
BNP Paribas SA (France),
Bank Gtd. Notes
3.250%	03/11/15		Aa3	1,300	1,312,483
Bank Gtd. Notes, MTN
3.600%	02/23/16		Aa3	45	45,468
CIT Group, Inc.,
Gtd. Notes, 144A
7.000%	05/02/17		B2	500	501,250
Sr. Unsec’d. Notes
5.250%	03/15/18		B1	220	224,400
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15		B1	435	438,839
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.650%	03/02/15		A3	225	224,959
4.587%	12/15/15		A3	254	267,487
4.750%	05/19/15	(a)	A3	1,020	1,073,895
5.375%	08/09/20		A3	146	156,817

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
5.875%	05/29/37	A3	$1,180	$1,211,625
5.875%	01/30/42	A3	450	466,262
6.000%	08/15/17(a)	A3	1,115	1,239,706
6.125%	11/21/17	A3	1,200	1,339,393
Sub. Notes
0.745%(c)	06/09/16	Baa1	1,230	1,079,478
Unsec’d. Notes
8.500%	05/22/19(a)	A3	580	715,069
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16	Baa2	200	208,414
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
5.300%	08/13/19(a)	Aa1	990	1,091,310
Sub. Notes
5.400%	01/14/20	Aa2	100	102,946
Credit Suisse USA, Inc.,
Bank Gtd. Notes
5.375%	03/02/16	Aa1	240	265,156
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A
4.125%	08/12/20	Aa2	452	461,730
Sr. Unsec’d. Notes, 144A
3.100%	05/24/16	Aa2	196	199,648
4.750%	01/19/21	Aa2	300	317,183
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1	200	210,168
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.822%(c)	01/15/14	A3	2,150	2,089,394
5.000%	06/30/15	A3	350	371,704
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	Aa2	343	339,988
5.100%	04/05/21(a)	Aa2	741	801,067
6.100%	01/14/42	Aa2	690	802,832
Societe Generale SA (France),
Notes, 144A
5.200%	04/15/21	A1	365	350,557
Sr. Unsec’d. Notes, 144A
3.500%	01/15/16	A1	1,235	1,206,195
UBS AG (Switzerland),
Notes
3.875%	01/15/15	Aa3	2,250	2,340,788
Sr. Unsec’d. Notes
5.750%	04/25/18	Aa3	265	290,142
Wachovia Bank NA,
Sub. Notes
5.000%	08/15/15	A1	600	646,961
6.000%	11/15/17	A1	600	689,266
Sub. Notes, MTN
5.600%	03/15/16	A1	2,234	2,486,328
Wachovia Corp.,
Sr. Unsec’d. Notes
5.750%	02/01/18	A2	1,400	1,627,688

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.676%	06/15/16(a)	A2	$3,885	$4,148,846

				31,345,442

Food — 0.3%
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B2	300	306,000
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/27/17	A2	190	226,225
Unsec’d. Notes, 144A
3.300%	03/01/22	A2	250	246,498
Dean Foods Co.,
Gtd. Notes
9.750%	12/15/18	B2	65	71,906
Delhaize Group SA (Belgium),
Gtd. Notes
5.700%	10/01/40	Baa3	410	378,990
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1	50	58,250
Sr. Unsec’d. Notes, 144A
8.250%	02/01/20	B1	84	86,310
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	3,420	3,953,667
6.500%	08/11/17	Baa2	150	180,949
7.000%	08/11/37	Baa2	150	189,702
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40(a)	Baa2	23	24,627
6.800%	12/15/18	Baa2	55	67,510
Sr. Unsec’d. Notes
2.200%	01/15/17	Baa2	93	94,473
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16(a)	B2	250	261,875

				6,146,982

Forest Products & Paper — 0.1%
AbitibiBowater, Inc.,
Notes
10.250%	10/15/18	B1	750	860,625
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/15	B1	410	425,375
International Paper Co,
Sr. Unsec’d. Notes
6.000%	11/15/41	Baa3	720	781,539
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.375%	12/31/14	NR	700	469,000

				2,536,539

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	Baa1	$150	$150,377
5.875%	03/15/41	Baa1	91	106,964
6.375%	07/15/16	Baa1	150	174,098
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14	Baa1	120	130,623
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	A3	101	101,393
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	900	910,961
6.000%	10/15/39	Baa1	150	180,123
9.800%	02/15/19	Baa1	320	435,761

				2,190,300

Healthcare Products
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3	500	538,750
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	B3	250	205,000

				743,750

Healthcare Services — 0.3%
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3	150	153,750
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	183	189,634
CIGNA Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	Baa2	1,250	1,310,492
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa3	975	1,067,279
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3	500	532,500
Sr. Sec’d. Notes
7.250%	09/15/20	Ba3	400	435,500
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB- (d)	250	261,562
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	Caa1	250	243,125
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	240	259,200
Oncology, Inc., Escrow,
Notes*
9.125%	08/15/17	NR	250	—

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
OnCure Holdings, Inc.,
Sec’d. Notes
11.750%	05/15/17	Caa1	$85	$55,675
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.000%	03/01/39	A1	250	339,989
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	Caa1	75	74,156
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.250%	02/01/15	Caa1	250	277,500
United Surgical Partners International, Inc.,
Gtd. Notes, PIK
9.250%	05/01/17	Caa1	250	262,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/21	A3	124	127,282
5.700%	10/15/40	A3	600	696,553
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18	B3	100	102,000
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.800%	08/15/40	Baa1	500	592,446

				6,981,143

Holding Companies – Diversified — 0.1%
Hutchison Whampoa International 03/13 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.500%	02/13/13	A3	1,000	1,039,579
Hutchison Whampoa International 10 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%(c)	12/29/49	Baa2	650	661,375
Hutchison Whampoa International 11 Ltd. (Cayman Islands),
Gtd. Notes, 144A
3.500%	01/13/17	A3	435	440,297

				2,141,251

Home Builders
Lennar Corp.,
Gtd. Notes
12.250%	06/01/17	B3	115	147,775

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.250%	06/15/14	Caa1	360	352,800
Simmons Bedding Co.,
Gtd. Notes, 144A
11.250%	07/15/15	B2	250	258,440

				611,240

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	500	545,630
American Standard Americas,
Sr. Sec’d. Notes, 144A
10.750%	01/15/16	Caa1	260	187,200

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2	$500	$550,000
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20	Baa3	73	77,570
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.000%	04/15/19	Caa1	750	738,750
Sr. Sec’d. Notes, 144A
7.875%	08/15/19	Ba3	200	215,000
Sr. Unsec’d. Notes, 144A
9.875%	08/15/19	Caa1	285	291,412
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	B1	250	281,875

				2,887,437

Insurance — 0.7%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15	A3	170	191,645
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	02/15/22	A-(d)	195	196,607
8.500%	05/15/19	A3	110	143,572
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2	65	74,280
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.450%	05/16/19	A3	150	188,128
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	150	157,546
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	1,000	1,057,760
6.400%	12/15/20(a)	Baa1	1,850	2,093,699
Aon Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	125	129,698
3.500%	09/30/15	Baa2	34	35,633
6.250%	09/30/40	Baa2	33	39,440
ASIF Global Financing XIX,
Sr. Sec’d. Notes, 144A
4.900%	01/17/13	A2	186	189,052
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15	Aa2	133	138,669
5.400%	05/15/18	Aa2	700	826,941
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49	BBB+(d)	375	343,125
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa3	400	426,252
5.850%	12/15/14	Baa3	100	107,790
5.875%	08/15/20	Baa3	125	133,999

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.700%	06/15/20	Baa3	$50	$52,250
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40	Baa3	368	380,034
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1	190	198,325
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.750%(c)	06/15/88	Baa3	630	842,625
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	Baa2	29	29,075
4.850%	06/24/21	Baa2	30	31,669
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1	66	68,316
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.368%(c)	04/04/14	Aa3	153	153,544
1.625%	04/02/15	Aa3	3,630	3,626,726
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.650%	06/14/18	Aa3	120	123,250
Sr. Sec’d. Notes, 144A
2.000%	01/10/14	Aa3	200	203,041
2.500%	01/11/13	Aa3	300	303,124
5.125%	06/10/14(a)	Aa3	1,600	1,737,514
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34	A3	85	82,664
9.375%	08/15/39	A3	300	379,957
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15	Aaa	200	210,515
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	A1	200	209,894
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	110	142,465
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.300%	12/14/12	Aa3	160	165,008
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	A2	190	250,900
USI Holdings Corp.,
Gtd. Notes, 144A
4.378%(c)	11/15/14	B3	250	233,750

				15,898,482

Internet Software & Services
eBay, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/20	A2	285	289,817

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Investment Companies
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3		$250	$255,000

Iron/Steel
Arcelormittal (Luxembourg),
Sr. Unsec’d. Notes
6.750%	03/01/41	Baa3		300	281,135
United States Steel Corp.,
Sr. Unsec’d. Notes
6.050%	06/01/17(a)	B1		125	127,500
7.000%	02/01/18	B1		35	35,962
7.375%	04/01/20(a)	B1		90	91,800

					536,397

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2		250	276,562
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes, 144A
5.625%	01/27/14	Ba2	EUR	195	263,324

					539,886

Lodging — 0.2%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17	B3		250	272,500
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B2		500	505,000
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17(a)	Caa2		528	584,950
Sr. Sec’d. Notes
7.625%	01/15/16(a)	B1		500	527,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	B3		250	257,812
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa1		150	152,250
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	B2		250	224,375
MCE Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes
10.250%	05/15/18	B1		85	95,412
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15(a)	B3		500	513,750
7.625%	01/15/17(a)	B3		250	258,125
10.000%	11/01/16	Caa1		250	280,000
11.375%	03/01/18(a)	B3		500	594,375
Sr. Sec’d. Notes
9.000%	03/15/20	Ba2		250	278,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sec’d. Notes, 144A
8.625%	04/15/16	B3	$115	$121,900

				4,666,074

Machinery – Construction & Mining
Caterpillar, Inc.,
Sr. Unsec’d. Notes
5.200%	05/27/41	A2	750	865,242

Media — 1.0%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17	B1	17	18,509
CBS Corp.,
Gtd. Notes
5.750%	04/15/20	Baa2	34	39,089
7.875%	07/30/30	Baa2	80	103,474
8.875%	05/15/19	Baa2	50	65,692
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
8.125%	04/30/20	B1	500	555,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17(a)	B3	400	429,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	12/15/17	B2	1,000	1,096,250
Gtd. Notes, 144A
7.625%	03/15/20	B3	100	97,775
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	160	231,948
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	Baa1	200	259,832
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1	315	456,186
Comcast Corp.,
Gtd. Notes
6.300%	11/15/17	Baa1	600	723,877
6.400%	03/01/40(a)	Baa1	1,110	1,365,059
6.450%	03/15/37	Baa1	275	329,125
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa2	125	146,253
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.000%	03/01/21(a)	Baa2	2,096	2,271,645
6.000%	08/15/40	Baa2	200	213,574
Gtd. Notes, 144A
3.800%	03/15/22	Baa2	200	197,254
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21(a)	Baa2	159	170,915
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19(a)	Ba2	900	1,035,000

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20	Caa1	$70	$72,275
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	02/15/22	B3	150	151,500
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
3.650%	04/30/15	Baa2	2,650	2,828,170
5.950%	04/01/41	Baa2	90	103,577
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	400	447,112
6.650%	11/15/37	Baa1	545	635,272
7.250%	05/18/18	Baa1	300	362,932
7.430%	10/01/26	Baa1	100	117,256
7.625%	11/30/28	Baa1	100	115,306
7.700%	10/30/25	Baa1	100	124,810
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16	B1	500	513,750
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15	B2	750	851,250
TCI Communications, Inc.,
Sr. Unsec’d. Notes
8.750%	08/01/15	Baa1	150	184,720
Thomson Reuters Corp. (Canada),
Gtd. Notes
5.700%	10/01/14	Baa1	1,000	1,102,910
Sr. Unsec’d. Notes
3.950%	09/30/21	Baa1	142	147,961
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21(a)	Baa2	300	307,376
5.500%	09/01/41(a)	Baa2	545	570,903
5.875%	11/15/40	Baa2	855	921,244
8.250%	04/01/19	Baa2	300	383,671
8.750%	02/14/19	Baa2	300	391,082
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2	257	343,316
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	210	230,632
6.200%	03/15/40	Baa2	950	1,076,462
6.250%	03/29/41	Baa2	44	50,277
7.625%	04/15/31	Baa2	300	384,107
Viacom, Inc.,
Sr. Unsec’d. Notes
1.250%	02/27/15	Baa1	530	529,457
3.875%	12/15/21(a)	Baa1	134	137,896
4.500%	03/01/21(a)	Baa1	140	150,987
6.250%	04/30/16	Baa1	600	699,955

				23,742,123

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining — 0.4%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa1	$235	$247,704
5.700%	05/30/41	Baa1	595	637,207
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	A+(d)	69	68,655
3.250%	11/21/21	A1	460	464,242
4.125%	02/24/42	A+(d)	100	93,976
5.500%	04/01/14	A1	70	76,564
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	B1	500	525,000
Newmont Mining Corp.,
Gtd. Notes
4.875%	03/15/42	Baa1	465	432,643
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
4.659%(c)	05/15/15	B2	87	84,382
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.250%	09/20/16	A3	385	395,867
2.500%	05/20/16	A3	1,250	1,295,549
3.500%	11/02/20	A3	58	59,217
3.750%	09/20/21	A3	100	103,236
4.125%	05/20/21	A3	150	158,251
8.950%	05/01/14	A3	185	214,468
Teck Resources Ltd. (Canada),
Gtd. Notes
6.250%	07/15/41	Baa2	500	542,428
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	Baa2	410	411,823
4.625%	09/15/20(a)	Baa2	1,400	1,472,629
6.875%	11/21/36	Baa2	350	405,944
Xstrata Canada Financial Corp. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41	Baa2	400	415,688
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
5.800%	11/15/16(a)	Baa2	650	730,177

				8,835,650

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16	A1	288	298,559
Inter-American Development Bank,
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	6,337,800
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
1.125%	08/25/14	Aaa	5,500	5,589,837

				12,226,196

Office Equipment — 0.1%
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
6.250%	03/15/19	A2	55	57,943

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office Equipment (cont’d.)
Sr. Unsec’d. Notes, MTN
4.875%	08/15/14	A2	$195	$207,281
Xerox Corp.,
Sr. Unsec’d. Notes
1.874%(c)	09/13/13	Baa2	910	918,058
2.950%	03/15/17	Baa2	33	33,346
4.500%	05/15/21(a)	Baa2	1,156	1,189,228
6.750%	02/01/17	Baa2	200	231,480

				2,637,336

Oil & Gas — 1.0%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	Baa2	350	402,188
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	Ba1	1,125	1,297,009
6.375%	09/15/17	Ba1	1,895	2,251,671
8.700%	03/15/19	Ba1	350	459,650
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42	A3	360	402,597
6.900%	09/15/18	A3	150	189,357
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16(a)	A2	790	810,309
3.875%	03/10/15	A2	320	343,197
4.742%	03/11/21	A2	100	111,999
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21(a)	Baa1	1,010	1,024,202
6.450%	06/30/33	Baa1	190	229,354
Canadian Oil Sands Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42	Baa2	285	285,272
Chesapeake Energy Corp.,
Gtd. Notes
6.500%	08/15/17	Ba3	128	136,320
6.775%	03/15/19(a)	Ba3	250	248,125
7.250%	12/15/18	Ba3	122	130,235
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	80	89,600
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	855	1,135,539
Sr. Unsec’d. Notes
6.650%	07/15/18	A1	250	308,766
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.400%	07/15/16	Baa1	1,485	1,525,591
5.600%	07/15/41	Baa1	200	225,042
6.300%	01/15/19	Baa1	160	195,264
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.625%	08/15/37	Baa2	558	607,483
ENI SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	A1	250	261,106

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	Baa1	$800	$863,106
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.100%	02/01/21		A3	200	216,488
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		Baa2	700	708,377
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		Baa2	360	388,886
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
3.950%	03/15/22		Baa1	23	22,983
5.250%	03/15/42		Baa1	469	465,916
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21		A3	120	129,209
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		Baa2	186	221,796
7.875%	06/15/26		Baa2	130	172,911
Phillips 66,
Gtd. Notes, 144A
2.950%	05/01/17		Baa1	54	54,886
4.300%	04/01/22	(a)	Baa1	1,313	1,335,582
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20		B1	250	253,125
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	03/25/20		Aa1	805	921,151
Statoil ASA (Norway),
Gtd. Notes
3.150%	01/23/22		Aa2	77	77,659
4.250%	11/23/41		Aa2	61	60,763
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/18		Baa2	1,950	2,343,122
6.500%	06/15/38		Baa2	250	311,094
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	06/01/19		Baa2	145	177,453
Tosco Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/30		A1	150	212,930
Total Capital International SA (France),
Gtd. Notes
2.875%	02/17/22		Aa1	201	192,733
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	(a)	Aa1	486	516,896
Transocean, Inc. (Cayman Islands),
Gtd. Notes
6.375%	12/15/21	(a)	Baa3	1,010	1,136,420
6.500%	11/15/20		Baa3	205	229,215

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37		Baa2	$272	$296,046

					23,978,623

Oil & Gas Services
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		A2	130	180,797
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96		A2	90	119,461
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16		B3	144	150,840
Pioneer Drilling Co.,
Gtd. Notes
9.875%	03/15/18		B3	500	530,000
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21		A1	105	106,380

					1,087,478

Pharmaceuticals — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.300%	05/27/40		A1	390	450,971
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		Baa2	410	418,285
Aristotle Holding, Inc.,
Gtd. Notes, 144A
2.100%	02/12/15		BBB+(d)	1,000	1,012,324
2.750%	11/21/14		Baa3	630	647,302
4.750%	11/15/21		Baa3	495	529,758
Elan Finance PLC/Elan Finance Corp. (Ireland),
Gtd. Notes
8.750%	10/15/16		B2	200	220,250
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16		Baa3	690	718,500
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15		Baa3	55	56,541
Mylan, Inc.,
Gtd. Notes, 144A
7.625%	07/15/17		Ba3	400	440,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	(a)	A1	600	866,955
Teva Pharmaceutical Finance Co. BV (Netherlands),
Gtd. Notes
2.400%	11/10/16		A3	1,390	1,423,428
3.650%	11/10/21		A3	300	303,684
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Netherlands),
Gtd. Notes
3.000%	06/15/15		A3	1,000	1,052,543

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16	B1	$200	$203,500
7.250%	07/15/22	B1	625	618,750
Wyeth,
Gtd. Notes
5.500%	02/01/14	A1	200	217,545

				9,180,336

Pipelines — 0.5%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3	635	660,690
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	Baa2	86	91,658
6.125%	11/01/17	Baa2	235	272,149
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	Baa2	890	976,294
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	250	252,274
6.500%	02/01/42	Baa3	565	595,358
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15	Baa3	1,200	1,282,810
5.200%	09/01/20	Baa3	595	664,526
5.700%	02/15/42	Baa3	95	102,718
7.550%	04/15/38	Baa3	395	506,159
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22(a)	Baa2	175	173,261
6.375%	03/01/41	Baa2	405	444,528
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	735	839,387
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	Baa2	1,420	1,484,917
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
6.650%	01/15/37	Baa3	530	619,625
Sr. Unsec’d. Notes
5.150%	06/01/42	Baa2	340	332,148
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/15	Ba1	1,000	920,000
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2	380	443,837
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
0.875%	03/02/15	A3	1,185	1,182,589
7.125%	01/15/19	A3	250	316,905

				12,161,833

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate
Kennedy-Wilson, Inc.,
Gtd. Notes
8.750%	04/01/19	B1	$42	$43,785
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
6.750%	09/02/19	A2	270	312,181

				355,966

Real Estate Investment Trusts — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	500	559,218
CommonWealth REIT,
Notes
6.250%	08/15/16	Baa2	100	105,866
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa2	120	122,128
6.650%	01/15/18	Baa2	185	198,971
Duke Realty LP,
Sr. Unsec’d. Notes
6.750%	03/15/20	Baa2	610	713,357
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	251	264,287
5.250%	09/15/14	Baa1	170	184,114
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19	B2	475	479,750
HCP, Inc.,
Sr. Unsec’d. Notes
3.750%	02/01/19	Baa2	812	807,222
5.375%	02/01/21	Baa2	469	505,385
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Ba1	250	257,500
Rouse Co. LP (The),
Sr. Unsec’d. Notes
7.200%	09/15/12	BB+(d)	157	159,355
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	A3	54	56,662
6.125%	05/30/18	A3	455	535,698
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	Baa2	1,015	986,276

				5,935,789

Retail — 0.2%
CKE Holdings, Inc.,
Sr. Notes, PIK, 144A
10.500%	03/14/16	Caa1	23	23,605
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18(a)	B2	244	278,770
Landry’s Restaurants, Inc.,
Sec’d. Notes
11.625%	12/01/15	B3	200	222,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Lowe’s Cos, Inc.,
Sr. Unsec’d. Notes
5.125%	11/15/41	A3	$49	$53,429
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18	Caa1	250	266,250
13.000%	11/01/16	Caa2	900	949,500
NBC Acquisition Corp.,
Sr. Disc. Notes(i)
11.000%	03/15/13	NR	875	88
Nebraska Book Co., Inc.,
Notes(i)
8.625%	03/15/12	NR	500	5,000
Sec’d. Notes(i)
10.000%	12/29/49	NR	50	33,375
Real Mex Restaurants, Inc.,
Term A Notes
11.000%	03/21/16(g)	NR	221	220,647
Term B Notes
7.000%	03/21/16(g)	NR	349	349,353
Rite Aid Corp.,
Gtd. Notes
9.500%	06/15/17(a)	Caa3	1,000	1,002,500
Sec’d. Notes
7.500%	03/01/17	Caa2	250	255,000
Staples, Inc.,
Gtd. Notes
9.750%	01/15/14	Baa2	90	102,259
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	10/25/40(a)	Aa2	1,610	1,782,111

				5,544,637

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	Baa2	785	884,817
6.125%	09/15/39	Baa2	190	221,943
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	Baa2	249	287,046
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	Baa3	249	251,278
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	Baa3	61	61,178
5.125%	01/15/42	Baa3	21	20,627
6.700%	07/15/34	Ba1	130	145,865
7.450%	07/15/17	Ba1	80	97,121
7.875%	07/15/15	Ba1	500	588,333
Target Corp.,
Sr. Unsec’d. Notes
7.000%	01/15/38	A2	100	134,651

				2,692,859

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15	A2	$600	$617,035
6.250%	02/25/20	A2	365	378,340
Sub. Notes, 144A
5.250%	01/15/14	Baa1	838	861,477

				1,856,852

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/18	Ba3	745	815,775
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	A1	163	168,403
4.800%	10/01/41	A1	150	159,780
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	Baa1	440	542,799

				1,686,757

Shipbuilding
OSX 3 Leasing BV (Netherlands),
Gtd. Notes, 144A
9.250%	03/20/15	NR	100	103,250

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1	8	8,000
12.625%	01/15/21(a)	Caa1	304	304,760
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	35	34,212
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1	680	656,200
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	200	229,346
Microsoft Corp.,
Sr. Unsec’d. Notes
5.300%	02/08/41	Aaa	440	531,098
Oracle Corp.,
Sr. Unsec’d. Notes
6.125%	07/08/39	A1	745	924,066
6.500%	04/15/38	A1	200	259,393

				2,947,075

Telecommunications — 1.3%
America Movil SAB de CV (Mexico),
Gtd. Notes
3.625%	03/30/15(a)	A2	650	687,171
5.000%	03/30/20	A2	1,365	1,517,875
AT&T Corp.,
Gtd. Notes
8.000%	11/15/31	A2	9	12,643
AT&T, Inc.,
Sr. Unsec’d. Notes
5.350%	09/01/40	A2	273	290,284
5.600%	05/15/18(a)	A2	200	236,536
6.300%	01/15/38	A2	2,640	3,102,776

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15(a)	Caa2	$725	$714,125
BellSouth Capital Funding Corp.,
Sr. Unsec’d. Notes
7.120%	07/15/97	A2	190	224,731
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34	A2	100	114,153
6.875%	10/15/31	A2	80	96,390
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/25	A2	680	813,928
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	Baa2	100	147,132
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21	Baa3	400	410,604
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	B1	500	502,500
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40(a)	A1	1,010	1,177,534
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15(a)	B3	400	394,000
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15	A2	200	202,294
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.750%	06/15/30	Baa1	300	412,340
Gtd. Notes, 144A
2.250%	03/06/17(a)	Baa1	650	643,345
4.875%	03/06/42	Baa1	825	779,368
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	A3	87	89,492
4.125%	09/14/21	A3	380	395,599
5.375%	01/13/42	A3	625	660,750
8.500%	03/01/31	A3	80	113,449
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15	Ba2	300	312,750
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	500	544,375
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
12.125%	07/01/18	B2	250	251,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	B3	250	262,812
11.250%	06/15/16	Caa2	250	263,125
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	972	1,010,648

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Gtd. Notes, PIK, 144A
11.500%	02/04/17		Caa3		$58	$59,740
Level 3 Financing, Inc.,
Gtd. Notes
10.000%	02/01/18		B3		750	821,250
Gtd. Notes, 144A
8.125%	07/01/19		B3		500	516,250
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18	(a)	B2		250	263,125
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17		BB-(d)		250	271,250
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		B3		500	428,750
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
4.950%	09/30/14		Baa2		380	391,400
6.999%	06/04/18		Baa2		80	85,200
Telefonica Emisiones SAU (Spain),
Gtd. Notes
0.861%(c)	02/04/13		Baa1		500	490,171
5.134%	04/27/20		Baa1		300	286,928
5.462%	02/16/21		Baa1		845	821,479
6.221%	07/03/17		Baa1		380	401,649
6.421%	06/20/16		Baa1		150	159,911
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20		Ba3		550	561,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16		A3		625	634,819
6.100%	04/15/18		A3		1,535	1,848,077
6.900%	04/15/38	(a)	A3		1,015	1,295,257
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		A3		275	372,448
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.350%	12/15/30		A-(d)		500	624,840
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21		Baa3		350	376,253
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		A3		200	197,201
5.375%	01/30/15		A3		1,500	1,672,978
Wind Acquisition Finance SA (Luxembourg),
Gtd. Notes, 144A
11.750%	07/15/17		B3	EUR	242	305,005
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		Caa1	EUR	250	296,750
Windstream Corp.,
Gtd. Notes
7.750%	10/01/21		Ba3		500	535,000

						30,100,710

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Toys/Games/Hobbies
Mattel, Inc.,
Sr. Unsec’d. Notes
5.450%	11/01/41	Baa1		$315	$324,093

Transportation — 0.2%
ACL I Corp.,
Sr. Unsec’d. Notes, PIK, 144A
10.625%	02/15/16(a)	Caa1		156	156,237
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
8.180%(c)	04/27/16	NR	NOK	2,383	418,423
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.400%	06/01/41	A3		115	124,941
5.750%	03/15/18	A3		600	712,529
5.750%	05/01/40	A3		1,200	1,370,077
CEVA Group PLC (United Kingdom),
Gtd. Notes, 144A
8.375%	12/01/17	B1		75	74,250
CMA CGM SA (France),
Sr. Unsec’d. Notes, 144A
8.875%	04/15/19	Caa1	EUR	100	82,690
Commercial Barge Line Co.,
Sec’d. Notes
12.500%	07/15/17	B2		60	67,425
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21	Baa3		65	69,642
6.250%	04/01/15	Baa3		90	103,730
7.375%	02/01/19	Baa3		100	125,633
General Maritime Corp. (Marshall Islands),
Gtd. Notes(i)
12.000%	11/15/17	NR		230	5,405
Gulfmark Offshore, Inc.,
Sr. Notes, 144A
6.375%	03/15/22	B1		20	20,100
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.625%	11/01/17	B2		23	20,700
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.875%	11/01/17	Ba3		29	29,725
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes
9.250%	04/15/19	B3		22	18,590
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	05/23/2111	Baa1		216	241,504
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17	Baa1		111	111,644
3.600%	03/01/16	Baa1		82	85,269
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.780%	07/15/40	Baa2		240	283,553

					4,122,067

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
6.085%	10/15/17		Baa2		$200	$232,642

TOTAL CORPORATE BONDS (cost $383,154,719)						394,525,772

FOREIGN GOVERNMENT BONDS — 1.6%
Australia Government (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20		Aaa	AUD	2,000	3,837,392
Bundesobligation (Germany), Bonds
0.750%	02/24/17		Aaa	EUR	4,200	5,586,797
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
2.375%	03/31/16		Aaa		5,300	5,398,055
Finland Government International Bond (Finland),
Notes, 144A
1.250%	10/19/15		Aaa		4,500	4,556,182
Netherlands Government Bond (Netherlands),
Bonds
3.750%	07/15/14		Aaa	EUR	3,800	5,440,590
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.700%	06/16/15		Aa1		350	368,840
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26		Aa2		120	156,940
United Kingdom Gilt Inflation Linked (United Kingdom), Bonds
2.500%	08/16/13		Aaa	GBP	2,650	12,018,335
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)	Baa1		302	295,960

TOTAL FOREIGN GOVERNMENT BONDS (cost $36,414,600)						37,659,091

MUNICIPAL BONDS
New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40		AAA(d)		150	176,631
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40		Aa2		220	256,419

						433,050

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50		A3		150	191,196

TOTAL MUNICIPAL BONDS (cost $516,134)						624,246

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.4%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.500%	08/25/18		AAA(d)		207	210,504

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Assets LLC,
Series 2006-2, Class 2A1
0.432%(c)	09/25/46	Caa2	$666	$377,917
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	Baa2	647	669,324
Series 2003-7, Class 2A4
5.000%	09/25/18	Ba1	576	588,549
Series 2003-11, Class 2A1
6.000%	01/25/34	A2	413	429,316
Series 2004-1, Class 1A1
6.000%	02/25/34	Baa2	335	353,148
Series 2004-6, Class 4A1
5.000%	07/25/19	Ba2	499	505,903
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
5.910%	11/25/35	B3	148	113,565
Series 2006-1, Class 2A1
5.500%	01/25/36	Ba2	75	71,836
Series 2006-3, Class 4A19
5.750%	03/25/36	B2	127	125,869
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	AAA(d)	1,121	1,148,474
Series 2004-5, Class 3A3
5.000%	06/25/19	AAA(d)	614	634,701
Series 2004-C, Class 2A1
2.890%(c)	04/25/34	AAA(d)	616	608,711
Series 2004-D, Class 2A1
2.881%(c)	05/25/34	BBB+(d)	15	13,338
Series 2004-D, Class 2A2
2.881%(c)	05/25/34	BBB+(d)	117	106,703
Series 2005-10, Class 1A13
5.500%	11/25/35	B2	74	72,851
Series 2005-E, Class 2A6
2.839%(c)	06/25/35	B2	386	374,025
Series 2007-3, Class 1A1
6.000%	09/25/37	CCC(d)	512	451,911
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
5.000%(c)	07/25/33	Baa1	364	365,326
Chase Mortgage Finance Corp.,
Series 2003-S10, Class A1
4.750%	11/25/18	A2	379	390,540
Series 2003-S12, Class 1A1
4.750%	12/25/18	AAA(d)	247	253,894
Series 2003-S13, Class A2
5.000%	11/25/33	AAA(d)	461	483,236
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.500%	06/25/34	AAA(d)	881	921,498
Series 2006-5, Class 1A3
6.000%	10/25/36	Caa2	239	231,865
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	AAA(d)	471	497,700
Series 2005-2, Class 2A11
5.500%	05/25/35	Baa2	407	403,752

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-4, Class 1A1
5.500%	12/25/20	B3	$157	$140,204
Series 2008-AR4, Class 1A1A, 144A
4.724%(c)	11/25/38	NR	617	615,518
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	Caa2	720	574,736
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	AAA(d)	607	608,149
Series 2003-21T1, Class A2
5.250%	12/25/33	AAA(d)	111	111,546
Series 2005-J6, Class 2A1
5.500%	07/25/25	Caa1	92	88,211
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	AAA(d)	774	790,210
Series 2004-4, Class A13
5.250%	05/25/34	Baa3	986	1,010,266
Series 2004-5, Class 2A9
5.250%	05/25/34	Baa3	1,002	1,026,684
Series 2005-10, Class A1
5.500%	05/25/35	B2	89	87,931
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.600%(c)	10/25/33	Baa1	311	285,802
Series 2004-AR3, Class 6M1
1.394%(c)	04/25/34	Aa2	244	224,114
Series 2004-AR5, Class 7A2
2.574%(c)	06/25/34	B1	332	319,665
Series 2005-5, Class 1A1
5.000%	07/25/20	B1	496	506,878
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 2A1
5.799%(c)	02/25/20	B2	72	74,170
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	Aaa	1,230	1,417,174
Series 2002-T1, Class A2
7.000%	11/25/31	Aaa	852	1,004,290
Series 2002-T4, Class A2
7.000%	12/25/41	Aaa	963	1,092,128
Series 2004-T1, Class 1A1
6.000%	01/25/44	Aaa	921	1,032,027
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.463%(s)	12/01/24	Aaa	639	590,639
Series 369, Class 12, IO
5.500%(c)	05/01/36	Aaa	2,951	443,938
Series 383, Class 60, IO
6.500%	10/01/37	Aaa	832	161,137
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	Aaa	704	788,851
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	469	535,463
Series 1993-141, Class Z
7.000%	08/25/23	Aaa	466	531,505

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1993-147, Class Z
7.000%	08/25/23	Aaa	$418	$484,960
Series 1996-4, Class SA, IO
8.187%(c)	02/25/24	Aaa	188	38,237
Series 1997-33, Class PA
8.500%	06/18/27	Aaa	818	954,895
Series 1997-57, Class PN
5.000%	09/18/27	Aaa	478	530,633
Series 2001-16, Class Z
6.000%	05/25/31	Aaa	886	997,191
Series 2001-81, Class HE
6.500%	01/25/32	Aaa	1,190	1,339,450
Series 2002-14, Class A1
7.000%	01/25/42	Aaa	1,552	1,785,763
Series 2002-26, Class A2
7.500%	01/25/48	Aaa	762	881,912
Series 2002-82, Class PE
6.000%	12/25/32	Aaa	940	1,084,730
Series 2002-90, Class A2
6.500%	11/25/42	Aaa	385	445,153
Series 2003-18, Class A1
6.500%	12/25/42	Aaa	608	712,350
Series 2003-21, Class OU
5.500%	03/25/33	Aaa	534	590,032
Series 2003-24, Class MZ
5.500%	04/25/33	Aaa	1,278	1,441,432
Series 2003-48, Class GH
5.500%	06/25/33	Aaa	2,960	3,401,334
Series 2003-64, Class KF
0.770%(c)	07/25/18	Aaa	628	631,698
Series 2003-81, Class FC
0.694%(c)	08/25/17	Aaa	318	318,752
Series 2003-86, Class OE
5.000%	03/25/32	Aaa	263	272,802
Series 2003-122, Class KA
4.500%	12/25/18	Aaa	344	356,337
Series 2004-36, Class SA
18.718%(c)	05/25/34	Aaa	241	334,296
Series 2004-45, Class ZL
6.000%	10/25/32	Aaa	1,548	1,747,443
Series 2004-52, Class SX, IO
6.756%(c)	09/25/32	Aaa	14	1,265
Series 2004-60, Class PA
5.500%	04/25/34	Aaa	466	504,900
Series 2004-61, Class NS, IO
7.406%(c)	08/25/34	Aaa	65	13,936
Series 2004-68, Class LC
5.000%	09/25/29	Aaa	1,170	1,299,037
Series 2004-72, Class S, IO
6.206%(c)	09/25/34	Aaa	159	34,298
Series 2004-92, Class SQ, IO
6.356%(c)	05/25/34	Aaa	131	20,405
Series 2004-101, Class HD
5.000%	01/25/20	Aaa	800	887,263
Series 2005-13, Class AS, IO
5.806%(c)	03/25/35	Aaa	77	9,887
Series 2005-14, Class ME
5.000%	10/25/33	Aaa	275	292,028

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-22, Class DA
5.500%	12/25/34	Aaa	$414	$459,346
Series 2005-23, Class SG, IO
6.406%(c)	04/25/35	Aaa	179	32,727
Series 2005-30, Class UG
5.000%	04/25/35	Aaa	625	702,335
Series 2005-57, Class DI, IO
6.406%(c)	03/25/35	Aaa	184	21,909
Series 2005-57, Class NK
20.826%(c)	07/25/35	Aaa	113	186,425
Series 2005-74, Class SE, IO
5.806%(c)	09/25/35	Aaa	589	86,617
Series 2005-79, Class NS, IO
5.796%(c)	09/25/35	Aaa	287	38,346
Series 2005-82, Class SY, IO
6.436%(c)	09/25/35	Aaa	272	47,284
Series 2005-84, Class XM
5.750%	10/25/35	Aaa	429	481,619
Series 2005-87, Class QZ
5.000%	10/25/35	Aaa	667	752,783
Series 2005-90, Class SP, IO
6.456%(c)	09/25/35	Aaa	161	23,354
Series 2005-97, Class PO, PO
4.716%(s)	11/25/35	Aaa	1,143	924,641
Series 2005-102, Class PG
5.000%	11/25/35	Aaa	1,500	1,683,476
Series 2005-110, Class GL
5.500%	12/25/35	Aaa	562	663,622
Series 2006-2, Class LY
8.000%(c)	12/25/35	Aaa	100	99,863
Series 2006-3, Class SB, IO
6.406%(c)	07/25/35	Aaa	205	32,555
Series 2006-20, Class IB, IO
6.296%(c)	04/25/36	Aaa	1,841	269,080
Series 2006-23, Class NS
9.000%(c)	04/25/36	Aaa	122	128,537
Series 2006-43, Class SD, IO
6.306%(c)	06/25/36	Aaa	1,087	155,451
Series 2006-45, Class NW
5.500%	01/25/35	Aaa	700	767,378
Series 2006-48, Class ND
6.250%	03/25/36	Aaa	608	669,665
Series 2006-56, Class SA, IO
5.196%(c)	11/25/35	Aaa	256	31,583
Series 2006-58, Class SI, IO
6.246%(c)	07/25/36	Aaa	797	119,028
Series 2006-60, Class CO, PO
4.110%(s)	06/25/35	Aaa	790	728,952
Series 2006-65, Class TE
5.500%	05/25/35	Aaa	740	819,515
Series 2006-70, Class JI, IO
6.306%(c)	06/25/36	Aaa	268	41,467
Series 2006-72, Class XI, IO
6.206%(c)	08/25/36	Aaa	65	9,793
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	950	1,088,800
Series 2006-106, Class CS, IO
6.296%(c)	11/25/36	Aaa	82	12,135

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-108, Class S, IO
6.906%(c)	11/25/36	Aaa	$102	$20,880
Series 2006-109, Class SG, IO
6.336%(c)	11/25/36	Aaa	118	18,918
Series 2006-113, Class PQ, IO
6.356%(c)	07/25/36	Aaa	267	32,886
Series 2006-115, Class OM, PO
3.865%(s)	12/25/36	Aaa	8	8,146
Series 2007-23, Class BC
6.000%	02/25/36	Aaa	234	247,697
Series 2007-33, Class SD, IO
5.816%(c)	04/25/37	Aaa	558	82,199
Series 2007-36, Class SB, IO
6.306%(c)	04/25/37	Aaa	701	124,997
Series 2007-46, Class PA
6.000%	04/25/37	Aaa	1,112	1,242,076
Series 2007-58, Class SV, IO
6.456%(c)	06/25/37	Aaa	2,876	398,227
Series 2007-77, Class TC
5.500%	09/25/34	Aaa	630	665,781
Series 2007-88, Class MI, IO
6.226%(c)	09/25/37	Aaa	84	14,321
Series 2007-88, Class XI, IO
6.298%(c)	06/25/37	Aaa	32	4,527
Series 2007-100, Class ND
5.750%	10/25/35	Aaa	766	818,405
Series 2007-102, Class SA, IO
6.106%(c)	11/25/37	Aaa	4,688	694,645
Series 2008-2, Class SA, IO
6.028%(c)	02/25/38	Aaa	500	75,996
Series 2008-28, Class SQ, IO
5.838%(c)	04/25/38	Aaa	361	49,042
Series 2008-41, Class S, IO
6.506%(c)	11/25/36	Aaa	99	15,435
Series 2008-68, Class VK
5.500%	03/25/27	Aaa	935	1,034,488
Series 2008-91, Class SI, IO
5.706%(c)	03/25/38	Aaa	5,861	741,957
Series 2008-92, Class SA, IO
6.156%(c)	12/25/38	Aaa	940	150,415
Series 2008-95, Class AI, IO
5.000%	12/25/23	Aaa	962	72,185
Series 2009-15, Class SA, IO
5.906%(c)	03/25/24	Aaa	1,385	160,150
Series 2009-62, Class WA
5.554%(c)	08/25/39	Aaa	1,974	2,082,169
Series 2009-87, Class SG, IO
5.956%(c)	11/25/39	Aaa	1,141	172,217
Series 2009-110, Class SD, IO
5.956%(c)	01/25/40	Aaa	863	152,536
Series 2009-112, Class ST, IO
5.956%(c)	01/25/40	Aaa	5,483	684,205
Series 2009-112, Class SW, IO
5.956%(c)	01/25/40	Aaa	3,605	430,709
Series 2010-10, Class NT
5.000%	02/25/40	Aaa	1,290	1,469,839
Series 2010-19, Class MV
5.000%	02/25/21	Aaa	1,142	1,282,944

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-35, Class SB, IO
6.126%(c)	04/25/40	Aaa	$2,223	$275,473
Series 2010-43, Class CI, IO
4.500%	02/25/25	Aaa	1,690	146,144
Series 2010-49, Class SC
12.073%(c)	03/25/40	Aaa	502	572,481
Series 2010-64, Class DM
5.000%	06/25/40	Aaa	881	960,176
Series 2010-99, Class SD, IO
5.806%(c)	03/25/39	Aaa	655	72,604
Series 2010-102, Class S, IO
6.256%(c)	09/25/40	Aaa	232	37,384
Series 2010-107, Class PS, IO
6.336%(c)	06/25/40	Aaa	1,024	152,128
Series 2010-107, Class SP, IO
6.356%(c)	06/25/40	Aaa	381	56,910
Series 2010-131, Class SA, IO
6.306%(c)	11/25/40	Aaa	859	136,051
Series 2010-139, Class SA, IO
5.736%(c)	12/25/40	Aaa	1,281	175,664
Series 2010-158, Class KS, IO
5.758%(c)	04/25/40	Aaa	265	43,611
Series 2011-22, Class MA
6.500%	04/25/38	Aaa	869	998,232
Series 2011-39, Class ZA
6.000%	11/25/32	Aaa	1,540	1,736,827
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	920	1,030,660
Series 2011-52, Class KB
5.500%	06/25/41	Aaa	1,535	1,820,892
Series 2011-86, Class KS, IO
5.656%(c)	09/25/41	Aaa	1,043	134,215
Series 2011-93, Class ES, IO
6.206%(c)	09/25/41	Aaa	271	43,571
Series 2011-118, Class CS, IO
6.206%(c)	10/25/39	Aaa	535	82,251
Series G93-17, Class S, IO
8.869%(c)	04/25/23	Aaa	606	138,218
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	Aaa	839	948,584
Series 2001-W3, Class A
7.000%(c)	09/25/41	Aaa	840	962,010
Series 2002-W6, Class 2A1
6.655%(c)	06/25/42	Aaa	433	490,428
Series 2003-W2, Class 2A9
5.900%	07/25/42	Aaa	283	316,049
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	713	783,917
Series 2003-W6, Class 1A41
5.400%	10/25/42	Aaa	648	711,994
Series 2003-W6, Class 3A
6.500%	09/25/42	Aaa	578	658,037
Series 2003-W12, Class 2A7
4.680%	06/25/43	Aaa	656	702,716
Series 2004-W2, Class 2A2
7.000%	02/25/44	Aaa	706	806,942
Series 2004-W2, Class 5A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
7.500%	03/25/44	Aaa	$807	$936,320
Series 2004-W6, Class 3A4
6.500%	07/25/34	Aaa	1,097	1,226,667
Series 2004-W8, Class 2A
6.500%	06/25/44	Aaa	763	883,235
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	649	723,659
Series 2005-W1, Class 1A2
6.500%	10/25/44	Aaa	564	661,668
Series 2005-W4, Class 1A1
6.000%	08/25/35	Aaa	544	607,166
Series 2007-W7, Class 2A2, IO
6.236%(c)	07/25/37	Aaa	156	33,365
Series 2007-W10, Class 2A
6.206%(c)	08/25/47	Aaa	850	963,461
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	07/25/21	Aaa	1,239	1,311,377
Series 2011-M4, Class A2
3.726%	06/25/21	Aaa	1,430	1,524,476
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	Aaa	1,066	1,246,626
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	Aaa	783	884,296
First Horizon Asset Securities, Inc.,
Series 2003-7, Class 2A1
4.500%	09/25/18	A1	152	156,808
Series 2003-AR3, Class 3A1
2.588%(c)	09/25/33	AAA(d)	1,055	1,050,201
Series 2005-6, Class 1A1
5.500%	11/25/35	CCC(d)	90	91,353
Freddie Mac REMICS,
Series 1049, Class S
38.063% (c)	02/15/21	Aaa	22	39,229
Series 1621, Class J
6.400%	11/15/23	Aaa	242	253,866
Series 1630, Class PK
6.000%	11/15/23	Aaa	728	817,626
Series 1675, Class KZ
6.500%	02/15/24	Aaa	656	741,254
Series 1680, Class PK
6.500%	02/15/24	Aaa	752	841,447
Series 1695, Class EB
7.000%	03/15/24	Aaa	825	958,792
Series 1980, Class Z
7.000%	07/15/27	Aaa	847	985,010
Series 2353, Class KZ
6.500%	09/15/31	Aaa	1,152	1,324,426
Series 2378, Class PE
5.500%	11/15/16	Aaa	476	512,609
Series 2515, Class GP
5.500%	03/15/32	Aaa	378	385,204
Series 2535, Class AW
5.500%	12/15/32	Aaa	767	847,131
Series 2557, Class HL
5.300%	01/15/33	Aaa	2,483	2,769,660

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2561, Class UE
5.500%	06/15/22	Aaa	$252	$260,594
Series 2595, Class GC
5.500%	04/15/23	Aaa	827	915,232
Series 2600, Class MD
5.500%	06/15/32	Aaa	459	482,359
Series 2611, Class TM
10.000%(c)	05/15/33	Aaa	207	230,704
Series 2626, Class JC
5.000%	06/15/23	Aaa	1,606	1,824,590
Series 2628, Class AB
4.500%	06/15/18	Aaa	497	528,236
Series 2630, Class FL
0.778%(c)	06/15/18	Aaa	498	501,553
Series 2643, Class SA
43.691%(c)	03/15/32	Aaa	113	224,492
Series 2649, Class VB
5.500%	10/15/22	Aaa	785	841,043
Series 2661, Class FG
0.738%(c)	03/15/17	Aaa	243	243,169
Series 2663, Class JA
5.000%	08/15/18	Aaa	139	141,938
Series 2677, Class ME
5.000%	03/15/32	Aaa	187	193,873
Series 2684, Class PO, PO
4.639%(s)	01/15/33	Aaa	955	888,469
Series 2691, Class VU
5.500%	08/15/23	Aaa	1,000	1,106,097
Series 2694, Class QH
4.500%	03/15/32	Aaa	225	235,691
Series 2707, Class KJ
5.000%	11/15/18	Aaa	361	380,999
Series 2764, Class UG
5.000%	03/15/34	Aaa	1,360	1,548,794
Series 2793, Class PD
5.000%	12/15/32	Aaa	900	965,424
Series 2832, Class PE
5.500%	01/15/33	Aaa	704	739,017
Series 2862, Class GB
5.000%	09/15/24	Aaa	1,037	1,142,187
Series 2864, Class NB
5.500%	07/15/33	Aaa	1,235	1,380,868
Series 2885, Class LZ
6.000%	11/15/34	Aaa	962	1,170,619
Series 2893, Class PE
5.000%	11/15/34	Aaa	915	1,029,136
Series 2901, Class VU
5.000%	06/15/18	Aaa	1,070	1,187,176
Series 2906, Class SW, IO
6.422%(c)	11/15/34	Aaa	169	13,409
Series 2922, Class SU
13.743%(c)	02/15/35	Aaa	203	238,692
Series 2990, Class SR, IO
6.372%(c)	03/15/35	Aaa	2,945	433,608
Series 3001, Class IH, IO
6.422%(c)	05/15/35	Aaa	227	36,392
Series 3017, Class OC, PO
2.360%(s)	08/15/25	Aaa	746	690,153

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3045, Class DI, IO
6.452%(c)	10/15/35	Aaa	$918	$143,227
Series 3080, Class VB
5.000%	06/15/25	Aaa	1,000	1,114,258
Series 3126, Class AO, PO
3.921%(s)	03/15/36	Aaa	987	879,323
Series 3153, Class JI, IO
6.342%(c)	05/15/36	Aaa	280	55,498
Series 3155, Class PS, IO
6.872%(c)	05/15/36	Aaa	388	62,414
Series 3171, Class ST, IO
6.207%(c)	06/15/36	Aaa	419	62,253
Series 3201, Class IN, IO
5.972%(c)	08/15/36	Aaa	4,187	695,595
Series 3218, Class HS, IO
6.922%(c)	09/15/26	Aaa	1,875	292,825
Series 3219, Class OD
6.000%	06/15/33	Aaa	690	732,119
Series 3237, Class BO, PO
2.113%(s)	11/15/36	Aaa	1,159	1,004,622
Series 3240, Class S, IO
6.342%(c)	11/15/36	Aaa	350	54,004
Series 3244, Class SB, IO
6.382%(c)	11/15/36	Aaa	104	14,427
Series 3279, Class SD, IO
6.152%(c)	02/15/37	Aaa	36	5,090
Series 3303, Class SD, IO
5.812%(c)	04/15/37	Aaa	319	44,617
Series 3306, Class TB
3.028%(c)	04/15/37	Aaa	185	183,635
Series 3306, Class TC
2.488%(c)	04/15/37	Aaa	163	161,160
Series 3311, Class IA, IO
6.132%(c)	05/15/37	Aaa	225	34,204
Series 3311, Class IB, IO
6.132%(c)	05/15/37	Aaa	225	37,061
Series 3311, Class IC, IO
6.132%(c)	05/15/37	Aaa	225	37,061
Series 3311, Class ID, IO
6.132%(c)	05/15/37	Aaa	225	37,180
Series 3383, Class KB
5.500%	11/15/27	Aaa	1,140	1,347,568
Series 3385, Class SN, IO
5.722%(c)	11/15/37	Aaa	1,228	150,592
Series 3405, Class PE
5.000%	01/15/38	Aaa	975	1,094,260
Series 3456, Class JA
5.000%	04/15/26	Aaa	76	76,990
Series 3564, Class JA
4.000%	01/15/18	Aaa	471	498,094
Series 3593, Class SL, IO
6.122%(c)	11/15/24	Aaa	1,956	221,123
Series 3605, Class NC
5.500%	06/15/37	Aaa	955	1,125,385
Series 3609, Class SA, IO
6.062%(c)	12/15/39	Aaa	2,495	540,389
Series 3656, Class LV
5.000%	05/15/21	Aaa	1,529	1,700,108

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3673, Class SA, IO
6.142%(c)	05/15/40	Aaa	$128	$19,169
Series 3688, Class GT
7.158%(c)	11/15/46	Aaa	617	699,342
Series 3692, Class PS, IO
6.322%(c)	05/15/38	Aaa	178	22,632
Series 3740, Class SB, IO
5.722%(c)	10/15/40	Aaa	1,210	254,303
Series 3747, Class HI, IO
4.500%	07/15/37	Aaa	1,326	164,486
Series 3751, Class MI, IO
4.000%	02/15/34	Aaa	612	44,823
Series 3754, Class NS, IO
6.372%(c)	11/15/34	Aaa	982	118,721
Series 3762, Class CS, IO
6.422%(c)	04/15/35	Aaa	88	12,606
Series 3762, Class JS, IO
6.422%(c)	04/15/35	Aaa	256	33,367
Series 3784, Class S, IO
6.322%(c)	07/15/23	Aaa	3,344	430,163
Series 3803, Class DS, IO
6.322%(c)	11/15/35	Aaa	637	84,853
Series 3852, Class QN
5.500%(c)	05/15/41	Aaa	626	655,751
Series 3852, Class TP
5.500%(c)	05/15/41	Aaa	935	1,039,210
Series 3855, Class HI, IO
4.000%	02/15/26	Aaa	4,609	343,959
Series 3859, Class JB
5.000%	05/15/41	Aaa	1,350	1,516,143
Series 4001, Class SD, IO
6.958%(c)	02/15/36	Aaa	191	55,092
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	AAA(d)	594	610,885
Government National Mortgage Assoc.,
Series 1998-12, Class Z
6.500%	05/20/28	Aaa	503	568,713
Series 2002-41, Class HS, IO
6.717%(c)	06/16/32	Aaa	1,344	282,772
Series 2002-84, Class PH
6.000%	11/16/32	Aaa	1,665	1,963,913
Series 2003-25, Class PZ
5.500%	04/20/33	Aaa	979	1,136,740
Series 2003-28, Class TG
5.500%	05/20/32	Aaa	189	193,977
Series 2003-58, Class PC
5.000%	07/20/33	Aaa	1,666	1,926,340
Series 2003-86, Class ZC
4.500%	10/20/33	Aaa	876	968,449
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	Aaa	17,182	403,827
Series 2004-30, Class UC
5.500%	02/20/34	Aaa	1,410	1,587,814
Series 2004-86, Class SP, IO
5.815%(c)	09/20/34	Aaa	2,749	378,629
Series 2004-88, Class ES, IO
5.815%(c)	06/17/34	Aaa	2,793	419,468

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-7, Class NL, IO
6.467%(c)	03/17/33	Aaa	$33	$4,993
Series 2005-30, Class WD
6.000%	07/20/33	Aaa	800	907,982
Series 2006-23, Class S, IO
6.215%(c)	01/20/36	Aaa	3,009	377,049
Series 2006-26, Class S, IO
6.215%(c)	06/20/36	Aaa	2,234	322,801
Series 2006-38, Class SG, IO
6.365%(c)	09/20/33	Aaa	3,902	360,500
Series 2007-16, Class KU, IO
6.365%(c)	04/20/37	Aaa	2,657	396,542
Series 2007-24, Class SA, IO
6.225%(c)	05/20/37	Aaa	5,286	842,062
Series 2007-53, Class GB
5.500%	10/20/33	Aaa	250	266,819
Series 2007-58, Class SD, IO
6.205%(c)	10/20/37	Aaa	3,128	479,164
Series 2007-59, Class SP, IO
6.385%(c)	04/20/37	Aaa	2,761	387,985
Series 2008-36, Class AY
5.000%	04/16/23	Aaa	530	612,737
Series 2008-47, Class ML
5.250%	06/16/38	Aaa	760	862,746
Series 2008-54, Class NI, IO
5.967%(c)	06/16/38	Aaa	208	35,146
Series 2008-62, Class SA, IO
5.865%(c)	07/20/38	Aaa	1,372	205,714
Series 2008-73, Class SK, IO
6.455%(c)	08/20/38	Aaa	2,991	473,748
Series 2008-79, Class SA, IO
7.265%(c)	09/20/38	Aaa	1,781	264,428
Series 2009-6, Class CI, IO
6.500%	11/16/38	Aaa	906	133,229
Series 2009-16, Class SJ, IO
6.515%(c)	05/20/37	Aaa	3,219	495,259
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	Aaa	8,891	224,097
Series 2009-41, Class GS, IO
5.767%(c)	06/16/39	Aaa	180	26,812
Series 2009-65, Class LB
6.000%	07/16/39	Aaa	853	941,139
Series 2009-77, Class CS, IO
6.717%(c)	06/16/38	Aaa	4,502	664,709
Series 2009-81, Class A
5.750%	09/20/36	Aaa	825	922,818
Series 2009-83, Class TS, IO
5.815%(c)	08/20/39	Aaa	1,814	278,933
Series 2009-106, Class ST, IO
5.715%(c)	02/20/38	Aaa	2,701	434,541
Series 2009-106, Class XL, IO
6.465%(c)	06/20/37	Aaa	2,851	438,619
Series 2009-118, Class XU
5.000%	12/20/20	Aaa	876	1,008,555
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	Aaa	14,660	175,733
Series 2010-4, Class SB, IO
6.217%(c)	08/16/39	Aaa	4,172	623,218

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-14, Class AO, PO
1.791%(s)	12/20/32	Aaa	$320	$300,586
Series 2010-14, Class DO, PO
2.451%(s)	03/20/36	Aaa	545	523,662
Series 2010-14, Class EO, PO
2.817%(s)	06/16/33	Aaa	118	114,070
Series 2010-14, Class QP
6.000%	12/20/39	Aaa	582	631,202
Series 2010-31, Class SK, IO
5.815%(c)	11/20/34	Aaa	1,336	211,002
Series 2010-85, Class ID, IO
6.000%	09/20/39	Aaa	2,604	499,081
Series 2010-157, Class OP, PO
2.854%(s)	12/20/40	Aaa	1,345	1,126,900
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.604%(c)	10/25/45	Caa3	582	335,350
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	AAA(d)	559	554,021
Series 2004-11, Class 1A1
2.775%(c)	09/25/34	Ba3	260	204,563
Series 2004-6F, Class 2A4
5.500%	05/25/34	AAA(d)	906	947,500
Series 2005-5F, Class 2A3
5.500%	06/25/35	A2	1	990
Series 2006-3F, Class 2A7
5.750%	03/25/36	CC(d)	326	293,805
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.950%(c)	09/25/36	Caa1	43	42,127
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	Ba2	730	755,638
Series 2005-S2, Class 1A1
4.500%	08/25/20	CCC(d)	120	120,045
Series 2005-S2, Class 4A3
5.500%	09/25/20	CC(d)	269	272,963
Series 2006-A2, Class 5A1
2.647%(c)	11/25/33	A2	201	201,810
Series 2006-A2, Class 5A3
2.647%(c)	11/25/33	Ba3	764	756,101
Series 2007-A1, Class 5A5
2.813%(c)	07/25/35	Baa2	368	355,655
JPMorgan REREMIC,
Series 2010-4, Class 7A1, 144A
4.274%(c)	08/26/35	AAA(d)	450	443,905
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	CC(d)	102	94,376
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.650%(c)	08/25/34	Baa1	522	492,085
Series 2004-13, Class 3A7
2.718%(c)	11/21/34	A2	560	547,647
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	AAA(d)	357	369,936

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-9, Class 5A1
4.500%	12/25/18	AAA(d)	$728	$746,033
Series 2004-1, Class 4A1
5.500%	02/25/34	AAA(d)	280	292,095
Series 2004-3, Class 2A1
6.250%	04/25/34	Aa3	667	675,859
Series 2005-5, Class 3A1
5.750%	08/25/35	Caa1	171	142,195
MASTR Asset Securitization Trust,
Series 2004-6, Class 3A1
5.250%	07/25/19	AAA(d)	643	660,055
Series 2004-6, Class 4A1
5.000%	07/25/19	AAA(d)	647	668,040
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	Ba1	587	619,769
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.043%(c)	04/25/29	Baa3	326	278,777
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
1.766%(c)	03/25/33	Baa2	721	627,739
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.565%(c)	09/25/34	Ba1	498	435,059
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	A1	1,021	1,071,510
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	Aaa	306	315,219
Series 2004-CL1, Class 1A1
6.000%	02/25/34	AAA(d)	716	759,619
RAAC Series,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	A3	961	986,932
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	Ba3	235	238,652
Series 2003-QS20, Class A1
5.000%	11/25/18	Ba1	141	145,182
Series 2004-QS3, Class CB
5.000%	03/25/19	Baa3	547	553,104
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.552%(c)	12/25/34	Baa2	403	368,943
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	AAA(d)	554	583,050
Series 2004-S9, Class 1A6
5.500%	12/25/34	A+(d)	33	32,687
Series 2006-S9, Class A1
6.250%	09/25/36	Caa2	236	201,184
Series 2006-S12, Class 2A2
6.000%	12/25/36	B2	315	296,154
Sequoia Mortgage Trust,
Series 2004-8, Class A2
0.833%(c)	09/20/34	Ba1	620	558,928

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.957%(c)	06/25/34	Ba1	$350	$347,966
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.566%(c)	06/25/33	A1	238	235,449
Series 2003-26A, Class 3A5
2.469%(c)	09/25/33	Baa1	1,012	915,950
Series 2003-29, Class 1A1
4.750%	09/25/18	BBB(d)	507	519,361
Series 2004-7, Class 2A1
5.439%(c)	05/25/24	Baa2	479	497,443
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
1.034%(c)	09/25/44	A2	1,097	1,007,510
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	NR	475	553,934
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.498%(c)	05/25/33	A1	456	455,191
Series 2003-S1, Class A5
5.500%	04/25/33	AAA(d)	758	797,002
Series 2004-S3, Class 3A2
6.000%	07/25/34	A3	477	501,283
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.868%(c)	06/25/33	Baa3	448	450,829
Series 2004-7, Class 2A2
5.000%	07/25/19	AAA(d)	180	185,740
Series 2004-B, Class A1
4.924%(c)	02/25/34	Baa1	203	208,638
Series 2004-EE, Class 2A2
2.707%(c)	12/25/34	A1	840	838,787
Series 2004-O, Class A1
4.895%(c)	08/25/34	A1	800	822,590
Series 2005-16, Class A8
5.750%	01/25/36	Baa3	93	97,104
Series 2005-16, Class A16
5.750%	01/25/36	Ba3	198	198,034
Series 2005-AR9, Class 3A1
2.722%(c)	06/25/34	B1	598	570,640
Series 2005-AR13, Class A1
5.242%(c)	05/25/35	Ba3	218	217,658
Series 2006-5, Class 1A2
5.250%	04/25/36	Baa1	364	363,881
Series 2006-11, Class A8
6.000%	09/25/36	Caa1	34	32,019
Series 2006-17, Class A1
5.500%	11/25/21	B2	190	192,045
Series 2007-3, Class 3A1
5.500%	04/25/22	Baa3	74	77,617
Series 2007-11, Class A85
6.000%	08/25/37	Caa1	587	568,664
Series 2007-11, Class A96
6.000%	08/25/37	B3	70	67,802

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $191,479,914)				200,934,253

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corp.
2.000%	08/25/16	(a)	$5,000	$5,197,965
2.632%(c)	10/01/36		252	265,925
5.500%	01/01/33		1,508	1,651,286
6.000%	12/01/23-12/01/36		3,307	3,670,246
6.500%	10/01/22-05/01/37		4,324	4,838,209
7.000%	09/01/36		893	1,035,101
8.000%	02/01/38		433	523,853
Federal National Mortgage Assoc.
0.951%(s)	07/05/14		2,800	2,740,590
1.614%(s)	06/01/17		1,675	1,541,469
2.140%	04/01/27		1,700	1,685,125
2.490%	10/01/17		989	1,021,805
2.750%	03/01/22		1,340	1,352,119
3.380%	01/01/18		1,430	1,530,392
3.590%	10/01/20		1,400	1,491,451
3.739%	06/01/18		1,735	1,884,818
3.810%	01/01/19		1,338	1,447,753
4.000%	TBA		6,755	7,082,195
5.000%	12/01/19-02/01/35		2,974	3,235,143
5.500%	01/01/19-09/01/38		6,316	6,907,395
6.000%	09/01/19-08/01/37		10,519	11,548,089
6.268%(c)	09/01/37		519	568,840
6.500%	09/01/22-10/01/38		4,783	5,355,343
7.000%	05/01/17-04/01/37		840	951,062
Financing Corp. FICO Strip
2.248%(s)	04/05/19		1,500	1,282,428
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41		4,288	4,936,254
6.500%	10/15/23-12/20/40		6,278	7,179,618
7.000%	10/20/38-12/20/38		1,234	1,424,921
7.500%	01/20/35		531	632,697
8.000%	05/20/32		1,240	1,430,362
Residual Funding Corp. Principal Strip
2.400%(s)	07/15/20		2,400	1,969,310

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $84,201,759)				86,381,764

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds
2.000%	11/15/21		2,261	2,225,848
2.000%(a)	02/15/22		5,240	5,139,293
3.125%	05/15/21	(k)	90	97,959
3.125%	11/15/41		450	431,649
4.500%	02/15/36		1,100	1,342,688
8.125%	05/15/21		5,000	7,566,015
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/41		4,800	6,549,580
U.S. Treasury Notes
0.625%	06/30/12		155	155,194
0.875%(a)	02/28/17		7,046	6,996,460
1.000%	10/31/16-03/31/17		5,629	5,619,042
1.375%(a)	12/31/18		10,000	9,894,530
1.500%	07/31/16		140	143,642
1.750%	10/31/18		10,000	10,158,590
2.375%	10/31/14		5,200	5,453,094
2.625%	12/31/14		5,000	5,288,670
2.875%	01/31/13	(k)	31,940	32,644,916

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.000%	02/28/17	$5,800	$6,347,375
3.250%	12/31/16	15,000	16,565,625
3.875%	05/15/18	6,500	7,462,812
4.000%	02/15/15	5,200	5,713,906
7.500%	11/15/16	5,000	6,476,560
8.750%	08/15/20	10,000	15,374,220
8.875%	02/15/19	2,700	4,000,852
U.S. Treasury Strip Coupon
0.401%(a)	11/15/14	5,000	4,934,700
0.505%	02/15/15	3,000	2,951,739
0.852%	08/15/16	15,000	14,377,755
1.114%	08/15/17	5,000	4,679,645
1.175%(a)	11/15/17	5,000	4,644,575
1.231%(a)	02/15/18	5,000	4,608,630
1.348%	08/15/18	8,500	7,715,790
1.590%	08/15/19	10,390	9,097,027
1.691%(a)	02/15/20	10,200	8,746,592
1.781%(a)	05/15/20	10,099	8,572,536
1.821%(a)	08/15/20	6,500	5,469,548
1.873%(a)	11/15/20	5,000	4,164,520
2.804%	11/15/27	3,000	1,811,748
2.887%	11/15/29	3,000	1,673,319
2.897%	02/15/30	4,000	2,207,056

TOTAL U.S. TREASURY OBLIGATIONS
(cost $243,145,868)			247,303,700

TOTAL LONG-TERM INVESTMENTS
(cost $1,946,687,476)			2,066,503,136

		Shares
SHORT-TERM INVESTMENTS — 21.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 21.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $506,841,909; includes $151,628,037 of cash collateral for securities on loan)(b)(w)		506,841,909	506,841,909

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.042%	06/21/12	$20	19,997
0.069%	06/21/12	10	9,999
0.070%	06/21/12	15	14,998
0.081%	06/21/12	10	9,999
0.090%	06/21/12(k)	10	9,999
0.095%	06/21/12	10	9,999
0.103%	06/21/12	10	9,999
0.116%	06/21/12	10	9,999
0.130%	09/06/12(k)	130	129,929
0.138%	09/06/12	20	19,989

TOTAL U.S. TREASURY OBLIGATIONS
(cost $244,897)			244,907

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*
Put Options
Interest Rate Swap Options,
Pay a fixed rate of 2.23%and receive a floating rate based on 3-month LIBOR, expiring 04/30/12	Royal Bank of Scotland	$3	$3,374
Pay a fixed rate of 2.29%and receive a floating rate based on 3-month LIBOR,expiring 04/30/12	Deutsche Bank	3	2,591
Pay a fixed rate of 2.36%and receive a floating rate based on 3-month LIBOR, expiring 06/06/12	Royal Bank of Scotland	6	10,980
Pay a fixed rate of 2.56%and receive a floating rate based on 3-month LIBOR,expiring 06/06/12	Deutsche Bank	8	7,151

(cost $16,551)			24,096

TOTAL SHORT-TERM INVESTMENTS
(cost $507,103,357)			507,110,912

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 107.3%
(cost $2,453,790,833)			2,573,614,048

	Shares
SECURITIES SOLD SHORT — (5.4)%
COMMON STOCKS — (3.9)%
Advertising — (0.1)%
Omnicom Group, Inc.	24,260	(1,228,769)

Aerospace & Defense — (0.2)%
Boeing Co. (The)	15,430	(1,147,529)
Lockheed Martin Corp.	21,320	(1,915,815)
Northrop Grumman Corp.	4,260	(260,201)
Raytheon Co.	11,300	(596,414)

		(3,919,959)

Agriculture — (0.1)%
Altria Group, Inc.	63,480	(1,959,628)
Lorillard, Inc.	2,040	(264,139)

		(2,223,767)

Auto Parts & Equipment
Autoliv, Inc.	2,100	(140,805)

Automobile Manufacturers — (0.1)%
Ford Motor Co.	73,200	(914,268)
PACCAR, Inc	8,800	(412,104)

		(1,326,372)

Banks — (0.1)%
Bank of Hawaii Corp.	11,600	(560,860)
Cullen/Frost Bankers, Inc.	11,390	(662,784)
Northern Trust Corp.	18,150	(861,217)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc.	3,060	$(197,339)
US Bancorp	6,020	(190,714)

		(2,472,914)

Biotechnology
Amgen, Inc.	6,500	(441,935)
Regeneron Pharmaceuticals, Inc.*	410	(47,814)

		(489,749)

Chemicals — (0.2)%
Dow Chemical Co. (The)	17,870	(619,017)
Ecolab, Inc.	4,930	(304,280)
OM Group, Inc.*	16,870	(464,094)
Praxair, Inc.	16,970	(1,945,441)
Sherwin-Williams Co. (The)	1,650	(179,306)
Valspar Corp. (The)	12,170	(587,689)

		(4,099,827)

Commercial Banks — (0.1)%
Commerce Bancshares, Inc.	8,378	(339,477)
UMB Financial Corp.	17,510	(783,310)

		(1,122,787)

Commercial Services
Automatic Data Processing, Inc.	2,600	(143,494)
Paychex, Inc.	4,650	(144,104)
SAIC, Inc.*	17,600	(232,320)

		(519,918)

Computers — (0.1)%
Dell, Inc.*	32,190	(534,354)
Hewlett-Packard Co.	18,140	(432,276)
International Business Machines Corp.	10,410	(2,172,046)
Jack Henry & Associates, Inc.	2,970	(101,336)

		(3,240,012)

Construction & Engineering
Jacobs Engineering Group, Inc.*	8,900	(394,893)

Cosmetics/Personal Care
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,500	(650,370)

Diversified Financial Services — (0.1)%
Federated Investors, Inc. (Class B Stock)	6,520	(146,113)
Franklin Resources, Inc.	4,450	(551,934)
T. Rowe Price Group, Inc.	9,130	(596,189)

		(1,294,236)

Diversified Machinery — (0.1)%
Deere & Co.	7,190	(581,671)
Flowserve Corp.	3,500	(404,285)
Rockwell Automation, Inc.	8,770	(698,969)

		(1,684,925)

Diversified Manufacturing — (0.1)%
Dover Corp.	23,340	(1,469,020)
Eaton Corp.	11,470	(571,550)
General Electric Co.	35,430	(711,080)
Parker Hannifin Corp.	6,140	(519,137)

		(3,270,787)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric — (0.2)%
Consolidated Edison, Inc.	31,490	$ (1,839,646)
Edison International	13,330	(566,658)
Entergy Corp.	6,450	(433,440)
Exelon Corp.	1,200	(47,052)
FirstEnergy Corp.	2,270	(103,489)
MDU Resources Group, Inc.	4,590	(102,770)
National Fuel Gas Co.	4,510	(217,021)
Wisconsin Energy Corp.	36,630	(1,288,643)

		(4,598,719)

Electronics
Agilent Technologies, Inc.	4,400	(195,844)

Financial – Bank & Trust
Valley National Bancorp	55,086	(713,364)

Food — (0.1)%
Hershey Co. (The)	32,320	(1,982,186)
Safeway, Inc.	4,300	(86,903)
Sara Lee Corp.	10,230	(220,252)
Whole Foods Market, Inc.	1,820	(151,424)

		(2,440,765)

Forest Products & Paper
International Paper Co.	3,530	(123,903)

Healthcare Products — (0.1)%
Edwards Lifesciences Corp.*	1,380	(100,367)
Hospira, Inc.*	10,320	(385,865)
Medtronic, Inc.	12,010	(470,672)
Stryker Corp.	10,550	(585,314)
Varian Medical Systems, Inc.*	9,880	(681,325)
Zimmer Holdings, Inc	14,270	(917,276)

		(3,140,819)

Healthcare Services
Coventry Health Care, Inc.	8,220	(292,385)

Home Builders
Toll Brothers, Inc.*	8,560	(205,354)

Household Products/Wares — (0.1)%
Church & Dwight Co., Inc.	23,410	(1,151,538)
Kimberly-Clark Corp.	3,520	(260,093)

		(1,411,631)

Insurance — (0.3)%
American International Group, Inc.*	18,230	(562,031)
Aon Corp.	17,900	(878,174)
Arch Capital Group Ltd. (Bermuda)*	6,010	(223,812)
Assurant, Inc.	5,800	(234,900)
Chubb Corp. (The)	14,070	(972,378)
Fidelity National Financial, Inc. (Class A Stock)	9,160	(165,155)
Lincoln National Corp.	7,100	(187,156)
Principal Financial Group, Inc.	990	(29,215)
Progressive Corp. (The)	40,030	(927,895)
RenaissanceRe Holdings Ltd. (Bermuda)	3,130	(237,035)
Torchmark Corp.	15,750	(785,138)
Travelers Cos., Inc. (The)	9,890	(585,488)
W.R. Berkley Corp.	13,740	(496,289)

		(6,284,666)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Internet Software & Services
eBay, Inc.*	11,900	$(438,991)
Google, Inc. (Class A Stock)*	860	(551,466)

		(990,457)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	11,260	(85,126)
Cliffs Natural Resources, Inc.	15,750	(1,090,845)
Nucor Corp.	25,070	(1,076,756)
Vale SA (Brazil), ADR	19,810	(462,167)

		(2,714,894)

Leisure Equipment & Products
Mattel, Inc.	12,660	(426,136)

Lodging — (0.1)%
Chrysler Group LLC/CG Co-Issuer, Inc.	24,040	(897,654)
Hyatt Hotels Corp. (Class A Stock)*	17,350	(741,192)

		(1,638,846)

Machinery – Construction & Mining
Caterpillar, Inc.	5,980	(636,990)

Media — (0.2)%
Gannett Co., Inc.	23,760	(364,241)
New York Times Co. (The) (Class A Stock)* .	17,910	(121,609)
News Corp. (Class B Stock)	29,850	(596,403)
Scripps Networks Interactive, Inc. (Class A Stock)	18,010	(876,907)
Time Warner Cable, Inc.	3,740	(304,810)
Viacom, Inc. (Class B Stock)	6,150	(291,879)
Walt Disney Co. (The)	17,260	(755,643)
Washington Post Co. (The) (Class B Stock) .	2,930	(1,094,560)

		(4,406,052)

Metal Fabricate/Hardware — (0.1)%
Precision Castparts Corp.	2,400	(414,960)
Tenaris SA (Luxembourg), ADR	17,930	(685,464)

		(1,100,424)

Office Equipment
Xerox Corp.	30,720	(248,218)

Oil & Gas — (0.1)%
Chesapeake Energy Corp.	13,720	(317,892)
Denbury Resources, Inc.*	2,500	(45,575)
Diamond Offshore Drilling, Inc	6,380	(425,865)
Encana Corp. (Canada)	15,200	(298,680)
Exxon Mobil Corp.	20,100	(1,743,273)
Newfield Exploration Co.*	4,120	(142,882)
Tesoro Corp.*	16,640	(446,618)

		(3,420,785)

Pharmaceuticals — (0.2)%
Bristol-Myers Squibb Co.	14,370	(484,988)
Eli Lilly & Co.	48,780	(1,964,371)
Forest Laboratories, Inc.*	6,540	(226,873)
Isis Pharmaceuticals, Inc.*	22,320	(195,746)
Johnson & Johnson	15,920	(1,050,083)
Mead Johnson Nutrition Co.	4,590	(378,583)
Warner Chilcott PLC (Ireland) (Class A Stock)*	9,290	(156,165)

		(4,456,809)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Pipelines
TransCanada Corp. (Canada)	6,260	$(269,180)

Real Estate Investment Trusts — (0.4)%
American Campus Communities, Inc.	8,700	(389,064)
BioMed Realty Trust, Inc.	10,930	(207,451)
Digital Realty Trust, Inc.	8,480	(627,266)
Duke Realty Corp.	16,800	(240,912)
EastGroup Properties, Inc.	4,710	(236,536)
Equity One, Inc.	43,200	(873,504)
Extra Space Storage, Inc.	26,730	(769,557)
Federal Realty Investment Trust	13,540	(1,310,537)
General Growth Properties, Inc.	34,700	(589,553)
Health Care REIT, Inc.	10,570	(580,927)
Host Hotels & Resorts, Inc.	24,900	(408,858)
National Retail Properties, Inc.	15,900	(432,321)
Realty Income Corp.	12,620	(488,773)
Strategic Hotels & Resorts, Inc.*	27,470	(180,753)
Taubman Centers, Inc.	15,730	(1,147,504)
Washington Real Estate Investment Trust	27,780	(825,066)
Weingarten Realty Investors	28,040	(741,097)

		(10,049,679)

Retail — (0.1)%
J.C. Penney Co., Inc.	6,020	(213,289)
McDonald’s Corp.	1,900	(186,390)
Wal-Mart Stores, Inc.	15,670	(959,004)

		(1,358,683)

Savings & Loan
People’s United Financial, Inc.	29,900	(395,876)

Semiconductors — (0.3)%
Advanced Micro Devices, Inc.*	27,580	(221,192)
Cypress Semiconductor Corp.	24,540	(383,560)
Intel Corp.	73,000	(2,052,030)
KLA-Tencor Corp.	14,970	(814,667)
Linear Technology Corp.	11,380	(383,506)
Microchip Technology, Inc.	51,970	(1,933,284)
NVIDIA Corp.*	13,250	(203,918)
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan), ADR	81,210	(1,240,889)

		(7,233,046)

Software
Electronic Arts, Inc.*	43,470	(716,386)
Intuit, Inc.	2,640	(158,743)

		(875,129)

Telecommunications — (0.1)%
AT&T, Inc.	39,180	(1,223,591)
Ciena Corp.*	9,920	(160,605)
JDS Uniphase Corp.*	12,470	(180,690)
Motorola Solutions, Inc	8,251	(419,398)

		(1,984,284)

Transportation — (0.1)%
FedEx Corp.	7,540	(693,378)
Heartland Express, Inc.	50,180	(725,603)
Knight Transportation, Inc.	35,360	(624,458)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Transportation (cont’d.)
United Parcel Service, Inc. (Class B Stock)	5,650	$(456,068)
Werner Enterprises, Inc.	29,250	(727,155)

		(3,226,662)

TOTAL COMMON STOCKS (proceeds received $84,750,530)		(92,919,690)

EXCHANGE TRADED FUNDS — (0.4)%
Consumer Discretionary Select Sector SPDR Fund	41,000	(1,849,100)
Consumer Staples Select Sector SPDR Fund	71,800	(2,446,944)
Materials Select Sector SPDR Fund	11,000	(406,670)
SPDR S&P 500 ETF Trust	5,800	(816,176)
Technology Select Sector SPDR Fund	34,000	(1,025,100)
Utilities Select Sector SPDR Fund	91,084	(3,192,494)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $9,422,973)		(9,736,484)

Interest Rate	Maturity Date	Principal Amount (000)
U.S. GOVERNMENT AGENCY OBLIGATION — (1.1)%
Federal National Mortgage Assoc. (proceeds received $26,012,919)
5.000%	TBA	$24,117	(26,050,127)

TOTAL SECURITIES SOLD SHORT (proceeds received $120,186,422)			(128,706,301)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
Interest Rate Swap Options,
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR,expiring 04/30/12	Deutsche Bank	3	(885)
Receive a fixed rate of 2.61% and pay a floating rate based on 3-month LIBOR, expiring 06/06/12	Royal Bank of Scotland	3	(1,745)

TOTAL OPTIONS WRITTEN (premiums received $2,986)			(2,630)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 101.9% (cost $2,333,601,425)			2,444,905,117
Liabilities in excess of other assets(x) — (1.9)%			(45,644,890)

NET ASSETS — 100.0%			$2,399,260,227

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DIP	Debtor-In-Possession
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-Voting Depositary Receipt
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XHKG	Hong Kong Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of
certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $148,118,994; cash collateral of
$151,628,037 (included with liabilities) was received with
which the Portfolio purchased highly liquid short-term
investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments and/
or principal repayment. Non-income producing security.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
6	30 Day Fed Fund	Jul. 2012	$2,493,865	$2,496,575	$2,710
6	30 Day Fed Fund	Aug. 2012	2,492,991	2,496,450	3,459
8	90 Day Euro Dollar	Jun. 2013	1,987,175	1,987,901	726
18	90 Day Euro Euribor	Mar. 2014	5,938,778	5,937,161	(1,617)
646	5 Year U.S. Treasury Notes	Jun. 2012	79,323,985	79,160,235	(163,750)
20	10 Year Japanese Bonds	Jun. 2012	34,420,684	34,314,365	(106,319)
316	20 Year U.S. Treasury Bonds	Jun. 2012	44,392,257	43,529,000	(863,257)
5	DAX Index	Jun. 2012	1,152,573	1,160,492	7,919
106	Euro STOXX 50	Jun. 2012	3,473,266	3,405,674	(67,592)
29	FTSE 100 Index	Jun. 2012	2,713,771	2,657,638	(56,133)
127	FTSE/MIB Index	Jun. 2012	13,896,726	13,334,498	(562,228)
2,019	S&P 500 E-Mini	Jun. 2012	137,623,342	141,653,040	4,029,698
119	S&P/TSX 60 Index	Jun. 2012	16,717,082	16,814,738	97,656
553	TOPIX Index	Jun. 2012	54,636,558	57,257,582	2,621,024

					4,942,296

Short Positions:
13	30 Day Fed Fund	Jun. 2013	5,408,433	5,404,099	4,334
45	90 Day Euro Dollar	Jun. 2012	11,197,738	11,197,125	613
6	90 Day Euro Dollar	Sep. 2012	1,491,225	1,492,650	(1,425)
5	90 Day Euro Dollar	Dec. 2012	1,242,425	1,243,500	(1,075)
15	90 Day Euro Dollar	Mar. 2013	3,711,788	3,729,375	(17,587)
12	90 Day Euro Dollar	Jun. 2013	2,969,187	2,981,850	(12,663)
5	90 Day Euro Dollar	Sep. 2013	1,240,700	1,241,500	(800)
2	90 Day Euro Dollar	Dec. 2013	495,300	496,100	(800)
11	90 Day Euro Dollar	Jun. 2015	2,705,425	2,703,250	2,175
18	90 Day Euro Euribor	Mar. 2013	5,958,351	5,956,668	1,683
44	2 Year U.S. Treasury Notes	Jun. 2012	9,691,563	9,686,188	5,375
85	5 Year U.S. Treasury Notes	Jun. 2012	10,447,719	10,415,820	31,899
176	10 Year Canadian Bonds	Jun. 2012	23,461,175	23,155,523	305,652
33	10 Year Euro-Bund	Jun. 2012	6,088,225	6,095,267	(7,042)
129	10 Year U.K. Gilt	Jun. 2012	23,776,087	23,627,303	148,784
108	10 Year U.S. Treasury Notes	Jun. 2012	13,995,327	13,984,311	11,016
8	20 Year U.S. Treasury Bonds	Jun. 2012	1,128,564	1,102,000	26,564
6	30 Year U.S. Ultra Bonds	Jun. 2012	908,032	905,813	2,219
101	FTSE 100 Index	Jun. 2012	9,576,583	9,255,910	320,673
178	Hang Seng Index	Apr. 2012	24,032,883	23,494,794	538,089
252	IBEX 35 Index	Apr. 2012	27,589,456	26,627,069	962,387
1,663	OMXS30 Index	Apr. 2012	27,281,273	26,827,245	454,028
791	Russell 2000 Mini	Jun. 2012	63,378,875	65,471,070	(2,092,195)
101	S&P 500 E-Mini	Jun. 2012	7,024,647	7,086,160	(61,513)
318	SPI 200 Index	Jun. 2012	35,081,159	35,781,135	(699,976)

					(79,585)

					$4,862,711

(1)	Cash of $1,530,000 and U.S. Treasury Securities with a market value of $27,623,998 have been segregated to cover requirements for open futures contracts as of March 31, 2012.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/11/12	Toronto Dominion	AUD	7,355	$7,866,834	$7,582,205	$(284,629)
Expiring 06/13/12	Royal Bank of Scotland	AUD	1,773	1,823,159	1,821,386	(1,773)
British Pound,
Expiring 05/11/12	State Street Bank	GBP	252	397,288	402,421	5,133
Expiring 06/13/12	Credit Suisse First Boston Corp.	GBP	807	1,278,209	1,290,056	11,847
Expiring 06/13/12	Morgan Stanley	GBP	472	747,839	754,227	6,388
Expiring 06/13/12	Westminster Research	GBP	774	1,223,622	1,236,811	13,189
Expiring 06/13/12	Westminster Research	GBP	315	496,799	503,580	6,781
Canadian Dollar,
Expiring 04/17/12	Citigroup Global Markets	CAD	51	50,975	51,112	137
Expiring 04/17/12	Deutsche Bank	CAD	51	50,920	51,113	193
Expiring 04/17/12	Deutsche Bank	CAD	51	50,920	51,113	193
Expiring 04/27/12	UBS Securities	CAD	204	204,127	204,409	282
Expiring 06/13/12	Barclays Capital Group	CAD	282	283,877	281,774	(2,103)
Expiring 06/13/12	Deutsche Bank	CAD	530	530,920	530,031	(889)
Expiring 06/28/12	UBS Securities	CAD	1,468	1,479,399	1,468,763	(10,636)
Euro,
Expiring 05/11/12	Westpac Banking Corp.	EUR	618	814,764	824,228	9,464
Expiring 05/11/12	Westpac Banking Corp.	EUR	169	222,139	225,757	3,618
Expiring 06/13/12	Barclays Capital Group	EUR	275	365,849	367,261	1,412
Expiring 06/13/12	Credit Suisse First Boston Corp.	EUR	238	314,314	317,530	3,216
Expiring 06/13/12	State Street Bank	EUR	445	588,047	593,279	5,232
Expiring 06/13/12	UBS Securities	EUR	341	449,396	455,443	6,047
Expiring 06/13/12	Westminster Research	EUR	1,000	1,335,359	1,334,418	(941)
Hong Kong Dollar,
Expiring 06/13/12	Barclays Capital Group	HKD	371	47,751	47,767	16
Expiring 06/13/12	Credit Suisse First Boston Corp.	HKD	922	118,800	118,790	(10)
Expiring 06/13/12	UBS Securities	HKD	644	82,939	82,911	(28)
Expiring 06/13/12	Westminster Research	HKD	1,450	186,817	186,796	(21)
Expiring 06/28/12	Barclays Capital Group	HKD	2,293	295,469	295,361	(108)
Expiring 06/28/12	BNP Paribas	HKD	3,315	427,265	427,040	(225)
Expiring 06/28/12	BNP Paribas	HKD	1,400	180,390	180,336	(54)
Japanese Yen,
Expiring 05/11/12	Credit Suisse First Boston Corp.	JPY	16,440	214,223	198,693	(15,530)
Expiring 05/11/12	Deutsche Bank	JPY	30,702	380,458	371,079	(9,379)
Expiring 05/11/12	Morgan Stanley	JPY	33,123	430,416	400,337	(30,079)
Mexican Peso,
Expiring 04/17/12	Citigroup Global Markets	MXN	1,360	99,270	106,116	6,846
Expiring 04/17/12	Deutsche Bank	MXN	680	49,659	53,058	3,399
New Zealand Dollar,
Expiring 04/27/12	Citigroup Global Markets	NZD	122	98,538	99,706	1,168
Expiring 04/27/12	Citigroup Global Markets	NZD	122	98,538	99,706	1,168
Expiring 04/30/12	UBS Securities	NZD	200	161,840	163,418	1,578
Expiring 04/30/12	Westminster Research	NZD	199	161,218	162,601	1,383
Norwegian Krone,
Expiring 04/17/12	Deutsche Bank	NOK	602	103,146	105,639	2,493
Expiring 04/30/12	Deutsche Bank	NOK	1,866	333,417	327,281	(6,136)
Expiring 05/11/12	Morgan Stanley	NOK	5,014	862,553	879,093	16,540
Singapore Dollar,
Expiring 05/11/12	Credit Suisse First Boston Corp.	SGD	2,204	1,767,821	1,753,320	(14,501)
Expiring 06/28/12	Citigroup Global Markets	SGD	96	76,197	76,564	367
Swedish Krona,
Expiring 05/11/12	Citigroup Global Markets	SEK	4,955	741,946	747,681	5,735
Expiring 05/11/12	Credit Suisse First Boston Corp.	SEK	1,688	250,881	254,676	3,795
Expiring 05/11/12	Royal Bank of Canada	SEK	1,000	149,595	150,894	1,299
Expiring 06/28/12	Citigroup Global Markets	SEK	4,392	651,042	661,590	10,548
Swiss Franc,
Expiring 05/11/12	Credit Suisse First Boston Corp.	CHF	259	287,579	283,239	(4,340)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (cont’d.),
Expiring 05/11/12	Morgan Stanley	CHF	273	$301,745	$302,340	$595
Expiring 05/11/12	Toronto Dominion	CHF	144	157,789	160,127	2,338
Expiring 06/28/12	UBS Securities	CHF	565	621,051	626,644	5,593

				$29,913,109	$29,669,720	$(243,389)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/13/12	Barclays Capital Group	AUD	5,198	$5,475,208	$5,339,453	$135,755
Expiring 06/28/12	UBS Securities	AUD	396	409,460	405,751	3,709
British Pound,
Expiring 05/11/12	UBS Securities	GBP	3,930	6,216,508	6,283,932	(67,424)
Expiring 05/21/12	Citigroup Global Markets	GBP	90	141,783	143,248	(1,465)
Expiring 06/13/12	Barclays Capital Group	GBP	2,434	3,863,624	3,891,387	(27,763)
Expiring 06/13/12	Barclays Capital Group	GBP	196	310,315	312,982	(2,667)
Expiring 06/13/12	BNP Paribas	GBP	12,972	20,475,770	20,738,323	(262,553)
Expiring 06/13/12	Royal Bank of Scotland	GBP	577	911,375	922,864	(11,489)
Expiring 06/28/12	BNP Paribas	GBP	182	288,649	291,285	(2,636)
Canadian Dollar,
Expiring 04/17/12	Deutsche Bank	CAD	51	49,890	51,113	(1,223)
Expiring 04/17/12	UBS Securities	CAD	51	50,913	51,112	(199)
Expiring 04/27/12	Citigroup Global Markets	CAD	102	102,074	102,205	(131)
Expiring 04/27/12	Citigroup Global Markets	CAD	102	102,074	102,205	(131)
Expiring 05/11/12	Toronto Dominion	CAD	1,119	1,120,899	1,120,682	217
Expiring 06/13/12	Citigroup Global Markets	CAD	2,104	2,109,784	2,106,175	3,609
Euro,
Expiring 04/19/12	Credit Suisse First Boston Corp.	EUR	225	295,182	300,109	(4,927)
Expiring 04/19/12	Westminster Research	EUR	700	941,460	933,673	7,787
Expiring 05/11/12	BNP Paribas	EUR	580	765,558	773,486	(7,928)
Expiring 05/11/12	Morgan Stanley	EUR	135	177,666	179,779	(2,113)
Expiring 05/11/12	RBC Dominion Securities	EUR	302	402,866	402,834	32
Expiring 06/13/12	BNP Paribas	EUR	9,264	12,292,509	12,360,100	(67,591)
Expiring 06/13/12	Morgan Stanley	EUR	4,170	5,533,501	5,563,546	(30,045)
Expiring 06/28/12	BNP Paribas	EUR	281	371,825	374,639	(2,814)
Expiring 09/19/12	Citigroup Global Markets	EUR	186	243,121	248,464	(5,343)
Hong Kong Dollar,
Expiring 05/11/12	Morgan Stanley	HKD	11,466	1,478,921	1,476,736	2,185
Expiring 06/13/12	BNP Paribas	HKD	8,147	1,050,606	1,049,480	1,126
Japanese Yen,
Expiring 05/11/12	Morgan Stanley	JPY	50,244	609,701	607,268	2,433
Expiring 06/13/12	BNP Paribas	JPY	201,992	2,479,625	2,442,079	37,546
Expiring 06/28/12	Citigroup Global Markets	JPY	26,413	314,756	319,382	(4,626)
Expiring 06/28/12	Credit Suisse First Boston Corp.	JPY	19,000	228,995	229,744	(749)
Mexican Peso,
Expiring 04/17/12	Citigroup Global Markets	MXN	680	52,935	53,058	(123)
Expiring 04/17/12	Deutsche Bank	MXN	1,360	104,270	106,116	(1,846)
New Zealand Dollar,
Expiring 04/27/12	UBS Securities	NZD	245	204,372	200,230	4,142
Expiring 04/30/12	Deutsche Bank	NZD	399	332,610	326,019	6,591
Expiring 05/11/12	Morgan Stanley	NZD	370	306,210	301,933	4,277
Norwegian Krone,
Expiring 04/17/12	Citigroup Global Markets	NOK	602	99,927	105,639	(5,712)
Expiring 04/19/12	BNP Paribas	NOK	2,025	363,151	355,318	7,833
Expiring 04/30/12	UBS Securities	NOK	933	160,862	163,641	(2,779)
Expiring 04/30/12	Westminster Research	NOK	933	162,621	163,640	(1,019)
Singapore Dollar,
Expiring 06/28/12	Credit Suisse First Boston Corp.	SGD	512	405,806	407,234	(1,428)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 05/11/12	BNP Paribas	CHF	443	$484,426	$491,106	$(6,680)
Expiring 06/13/12	Citigroup Global Markets	CHF	1,860	2,046,750	2,062,092	(15,342)

				$73,538,558	$73,860,062	$(321,504)

Cross currency exchange contracts outstanding at March 31, 2012:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
05/11/12	Buy	AUD	282	EUR	219	$(889)	Barclays Capital Group
05/11/12	Buy	AUD	280	JPY	23,728	1,856	Credit Suisse First Boston Corp.
05/11/12	Buy	CAD	225	EUR	171	(2,569)	Westpac Banking Corp.
05/11/12	Buy	CHF	472	JPY	43,107	1,888	Royal Bank of Canada
05/11/12	Buy	EUR	175	JPY	18,396	10,707	Barclays Capital Group
05/11/12	Buy	EUR	178	GBP	148	1,424	Barclays Capital Group
05/11/12	Buy	EUR	174	GBP	145	(803)	BNP Paribas
05/11/12	Buy	EUR	172	JPY	18,602	4,905	Citigroup Global Markets
05/11/12	Buy	EUR	221	GBP	184	705	UBS Securities
05/11/12	Buy	EUR	298	GBP	250	(2,024)	Westpac Banking Corp.
05/11/12	Buy	EUR	169	GBP	141	467	Westpac Banking Corp.
05/11/12	Buy	JPY	19,447	AUD	230	(2,061)	Citigroup Global Markets
05/11/12	Buy	JPY	32,632	EUR	302	(8,432)	RBC Dominion Securities
05/11/12	Buy	JPY	22,575	EUR	216	(15,762)	Westpac Banking Corp.
05/11/12	Buy	SGD	339	EUR	205	(4,058)	Royal Bank of Canada

						$(14,646)

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$ 140	07/18/13	0.635%	3 month LIBOR(1)	$(280)	$—	$(280)	Deutsche Bank AG
2,034	02/19/17	1.130%	3 month LIBOR(1)	(12,855)	—	(12,855)	Deutsche Bank AG
3,480	02/28/17	1.170%	3 month LIBOR(1)	11,567	—	11,567	Bank of America
1,745	02/28/17	1.120%	3 month LIBOR(2)	(10,115)	—	(10,115)	Deutsche Bank AG
3,487	03/07/17	1.105%	3 month LIBOR(1)	23,642	—	23,642	Deutsche Bank AG
2,225	04/03/17	1.242%	3 month LIBOR(1)	—	—	—	Credit Suisse First Boston
1,068	01/23/22	2.431%	3 month LIBOR(1)	18,542	—	18,542	Barclays Bank PLC
1,090	01/27/22	2.093%	3 month LIBOR(1)	14,185	—	14,185	Royal Bank of Scotland PLC
1,235	02/13/22	2.092%	3 month LIBOR(1)	17,867	—	17,867	Morgan Stanley
1,836	02/28/22	2.025%	3 month LIBOR(1)	40,087	—	40,087	Deutsche Bank AG
899	03/15/22	2.117%	3 month LIBOR(1)	13,012	—	13,012	Credit Suisse First Boston
456	02/19/42	2.623%	3 month LIBOR(2)	(38,248)	—	(38,248)	Deutsche Bank AG
401	02/28/42	2.750%	3 month LIBOR(2)	(24,521)	—	(24,521)	Deutsche Bank AG

				$52,883	$—	$52,883

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX.IG.18.V1	06/20/17	1.000%	$1,150	$5,326	$8,142	$(2,816)	Bank of America
CMBX.NA.A.2.V1	03/15/49	0.250%	320	(174,042)	(144,865)	(29,177)	Citigroup, Inc.
CMBX.NA.A.2.V1	03/15/49	0.250%	240	(130,531)	(116,500)	(14,031)	Deutsche Bank AG
CMBX.NA.A.2.V1	03/15/49	0.250%	240	(130,531)	(116,500)	(14,031)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	(185,729)	(165,822)	(19,907)	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(89,150)	(79,880)	(9,270)	Morgan Stanley
CMBX.NA.AJ.V1	02/17/49	0.960%	300	(107,245)	(93,541)	(13,704)	Citigroup, Inc.
CMBX.NA.AM.2	03/15/49	0.500%	150	(17,989)	(29,661)	11,672	Credit Suisse First Boston
CMBX.NA.AM.2	03/15/49	0.500%	75	(8,995)	(16,317)	7,322	UBS AG
CMBX.NA.AM.4	02/17/51	0.500%	200	(37,461)	(64,780)	27,319	Morgan Stanley

				$(876,347)	$(819,724)	$(56,623)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	$250	1.378%	$(4,355)	$(5,248)	$893	Bank of America
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	200	1.378%	(3,484)	(3,371)	(113)	Barclays Bank PLC
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	100	1.378%	(1,742)	(2,240)	498	Bank of America
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	100	1.378%	(1,742)	(2,367)	625	Bank of America
Block Financial, LLC	09/20/12	5.000%	100	3.889%	709	(1,179)	1,888	Deutsche Bank AG
Block Financial, LLC	09/20/12	5.000%	50	3.889%	355	(465)	820	Deutsche Bank AG
Block Financial, LLC	12/20/12	5.000%	120	3.889%	1,174	(656)	1,830	Citigroup, Inc.
Block Financial, LLC	03/20/13	5.000%	120	3.991%	1,371	239	1,132	Deutsche Bank AG
Block Financial, LLC	03/20/13	5.000%	50	3.991%	571	83	488	UBS AG
Block Financial, LLC	09/20/16	5.000%	150	4.060%	5,761	5,377	384	Deutsche Bank AG
Block Financial, LLC	09/20/16	5.000%	100	4.060%	3,841	1,954	1,887	Morgan Stanley
Block Financial, LLC	12/20/16	5.000%	850	4.065%	33,936	1,192	32,744	UBS AG
Boyd Gaming Corp.	06/20/14	5.000%	450	5.840%	(7,048)	(2,970)	(4,078)	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	450	5.840%	(7,048)	(2,657)	(4,391)	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	350	5.840%	(5,482)	(4,543)	(939)	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	250	5.840%	(3,916)	(2,794)	(1,122)	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	220	5.840%	(3,446)	(2,552)	(894)	Morgan Stanley
Boyd Gaming Corp.	06/20/14	5.000%	100	5.840%	(1,566)	(1,878)	312	BNP Paribas
Boyd Gaming Corp.	06/20/14	5.000%	90	5.840%	(1,410)	(1,120)	(290)	Deutsche Bank AG
Caesar’s Entertainment	12/20/12	5.000%	50	6.605%	(482)	(2,636)	2,154	Royal Bank of Scotland PLC

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Caesar’s Entertainment	03/20/13	5.000%	$260	6.913%	$(3,276)	$(3,178)	$(98)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	230	6.913%	(3,738)	(2,237)	(1,501)	Barclays Bank PLC
Caesar’s Entertainment	03/20/13	5.000%	220	6.913%	(3,575)	(1,599)	(1,976)	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	180	6.913%	(2,925)	(2,617)	(308)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	130	6.913%	(2,113)	(966)	(1,147)	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(624)	(1,001)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,260)	(1,122)	(138)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(846)	(779)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(1,224)	(401)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(1,212)	(413)	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(965)	(660)	Morgan Stanley
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(1,147)	(478)	Morgan Stanley
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(1,168)	(457)	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	100	6.913%	(1,625)	(862)	(763)	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	70	6.913%	(1,138)	(849)	(289)	Morgan Stanley
Caesar’s Entertainment	03/20/13	5.000%	60	6.913%	(975)	(748)	(227)	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	50	6.913%	(813)	(618)	(195)	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	50	6.913%	(813)	(696)	(117)	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	50	6.913%	(813)	(701)	(112)	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	30	6.913%	(488)	(436)	(52)	Morgan Stanley
Clear Channel Communications	06/20/13	5.000%	170	*	(1,212)	(9,340)	8,128	Barclays Bank PLC
Clear Channel Communications	06/20/13	5.000%	150	*	(1,070)	301	(1,371)	Royal Bank of Scotland PLC
Clear Channel Communications	06/20/13	5.000%	120	*	(856)	(7,040)	6,184	Barclays Bank PLC
Clear Channel Communications	06/20/13	5.000%	50	*	(357)	(241)	(116)	Morgan Stanley
Clear Channel Communications	09/20/13	5.000%	200	*	(4,289)	(6,075)	1,786	Deutsche Bank AG
Clear Channel Communications	03/20/14	5.000%	230	*	(11,408)	(5,508)	(5,900)	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	150	*	(7,440)	(2,908)	(4,532)	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	*	(5,952)	(4,103)	(1,849)	Barclays Bank PLC
Clear Channel Communications	03/20/14	5.000%	120	*	(5,952)	(4,110)	(1,842)	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	*	(5,952)	(4,480)	(1,472)	Morgan Stanley
Clear Channel Communications	03/20/14	5.000%	100	*	(4,960)	(2,313)	(2,647)	Citigroup, Inc.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Clear Channel Communications	06/20/14	5.000%	$160	*	$(10,225)	$(4,681)	$(5,544)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	250	*	(23,126)	(7,678)	(15,448)	UBS AG
Clear Channel Communications	09/20/14	5.000%	120	*	(11,101)	(4,045)	(7,056)	Deutsche Bank AG
Clear Channel Communications	09/20/14	5.000%	120	*	(11,101)	(3,578)	(7,523)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	120	*	(11,101)	(3,937)	(7,164)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	100	*	(9,250)	(4,466)	(4,784)	Barclays Bank PLC
Clear Channel Communications	09/20/14	5.000%	100	*	(9,250)	(6,792)	(2,458)	UBS AG
Cooper Tire & Rubber Co.	12/20/16	5.000%	100	4.221%	3,443	(5,381)	8,824	UBS AG
Cooper Tire & Rubber Co.	12/20/16	5.000%	100	4.221%	3,443	(6,405)	9,848	UBS AG
Cooper Tire & Rubber Co.	12/20/16	5.000%	50	4.221%	1,721	(1,507)	3,228	Morgan Stanley
Dixon’s Retail PLC	06/20/12	5.000%	100	3.345%	739	(1,002)	1,741	Barclays Bank PLC
Dixon’s Retail PLC	06/20/12	5.000%	60	3.345%	444	(642)	1,086	Barclays Bank PLC
Dixon’s Retail PLC	06/20/12	5.000%	60	3.345%	444	(603)	1,047	Citigroup, Inc.
Dixon’s Retail PLC	09/20/12	5.000%	EUR 50	3.346%	645	(1,260)	1,905	Barclays Bank PLC
Dixon’s Retail PLC	06/20/13	5.000%	300	4.710%	2,096	(16,019)	18,115	Barclays Bank PLC
Dixon’s Retail PLC	06/20/13	5.000%	200	4.710%	1,395	(10,448)	11,843	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%	450	1.934%	10,833	(2,330)	13,163	UBS AG
First Data Corp.	12/20/12	5.000%	120	1.934%	2,889	(217)	3,106	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%	120	1.934%	2,587	(238)	2,825	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%	120	1.934%	2,889	(837)	3,726	UBS AG
First Data Corp.	12/20/12	5.000%	50	1.934%	1,204	(570)	1,774	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%	50	1.934%	1,204	(570)	1,774	Citigroup, Inc.
First Data Corp.	12/20/12	5.000%	20	1.934%	481	(132)	613	Barclays Bank PLC
First Data Corp.	12/20/13	5.000%	240	4.053%	4,248	(8,179)	12,427	Barclays Bank PLC
Freeport-McMoran Copper & Gold	06/20/17	1.000%	450	1.690%	(15,040)	(15,797)	757	Bank of America
Harrah’s Operating Co., Inc.	12/20/12	5.000%	120	6.605%	(1,156)	(1,395)	239	Citigroup, Inc.
K. Hovnanian Enterprises	09/20/12	5.000%	50	*	(1,826)	(1,204)	(622)	Morgan Stanley
K. Hovnanian Enterprises	09/20/12	5.000%	50	*	(1,826)	(4,235)	2,409	Royal Bank of Scotland PLC
K. Hovnanian Enterprises	09/20/12	5.000%	50	*	(1,826)	(2,484)	658	UBS AG

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
K. Hovnanian Enterprises	09/20/12	5.000%	$50	*	$(1,826)	$(3,119)	$1,293	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%	50	*	(3,441)	(6,301)	2,860	Morgan Stanley
K. Hovnanian Enterprises	12/20/12	5.000%	50	*	(3,441)	(5,747)	2,306	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%	50	*	(3,441)	(6,121)	2,680	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%	50	*	(3,441)	(7,024)	3,583	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%	50	*	(3,441)	(7,975)	4,534	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%	30	*	(2,065)	(3,448)	1,383	Morgan Stanley
K. Hovnanian Enterprises	12/20/12	5.000%	20	*	(1,376)	(2,406)	1,030	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/13	5.000%	200	*	(21,239)	(5,847)	(15,392)	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	150	*	(15,929)	(13,598)	(2,331)	Barclays Bank PLC
K. Hovnanian Enterprises	03/20/13	5.000%	100	*	(10,619)	(10,888)	269	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	(5,310)	(4,213)	(1,097)	Credit Suisse First Boston
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	(5,310)	(5,956)	646	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	(5,310)	(4,544)	(766)	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	(5,310)	(3,829)	(1,481)	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	(5,310)	(8,364)	3,054	Royal Bank of Scotland PLC
K. Hovnanian Enterprises	03/20/13	5.000%	20	*	(2,124)	(3,793)	1,669	Royal Bank of Scotland PLC
K. Hovnanian Enterprises	06/20/13	5.000%	230	*	(32,360)	(2,576)	(29,784)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%	150	*	(21,104)	(3,052)	(18,052)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%	150	*	(21,104)	(12,770)	(8,334)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	100	*	(14,069)	(2,215)	(11,854)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	100	*	(14,069)	(10,562)	(3,507)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	100	*	(25,351)	(6,726)	(18,625)	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%	100	*	(25,351)	(6,713)	(18,638)	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(4,980)	(2,055)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(3,791)	(3,244)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(5,281)	(1,754)	Deutsche Bank AG

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
K. Hovnanian Enterprises	06/20/13	5.000%	$50	*	$(7,035)	$(5,301)	$(1,734)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(4,111)	(2,924)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(4,560)	(2,475)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(4,419)	(2,616)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(5,107)	(1,928)	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	(7,035)	(5,445)	(1,590)	UBS AG
K. Hovnanian Enterprises	09/20/13	5.000%	50	*	(8,936)	(6,208)	(2,728)	Deutsche Bank AG
K. Hovnanian Enterprises	09/20/13	5.000%	50	*	(8,936)	(6,001)	(2,935)	Deutsche Bank AG
K. Hovnanian Enterprises	09/20/13	5.000%	50	*	(8,936)	(6,476)	(2,460)	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/14	5.000%	400	*	(101,404)	(16,294)	(85,110)	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/14	5.000%	300	*	(76,053)	(11,387)	(64,666)	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/14	5.000%	300	*	(76,053)	(9,778)	(66,275)	UBS AG
K. Hovnanian Enterprises	03/20/14	5.000%	120	*	(30,421)	(8,713)	(21,708)	UBS AG
K. Hovnanian Enterprises	03/20/14	5.000%	120	*	(30,421)	(4,723)	(25,698)	UBS AG
K. Hovnanian Enterprises	03/20/14	5.000%	100	*	(25,351)	(3,262)	(22,089)	UBS AG
K. Hovnanian Enterprises	03/20/14	5.000%	10	*	(2,535)	(314)	(2,221)	UBS AG
K. Hovnanian Enterprises	03/20/14	5.000%	10	*	(2,535)	(844)	(1,691)	UBS AG
K. Hovnanian Enterprises	06/20/14	5.000%	200	*	(58,306)	(24,295)	(34,011)	UBS AG
K. Hovnanian Enterprises	06/20/14	5.000%	100	*	(29,153)	(10,711)	(18,442)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/14	5.000%	100	*	(29,153)	(11,434)	(17,719)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/14	5.000%	100	*	(29,153)	(10,722)	(18,431)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/14	5.000%	100	*	(29,153)	(13,642)	(15,511)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/14	5.000%	100	*	(29,153)	(10,890)	(18,263)	UBS AG
K. Hovnanian Enterprises	06/20/14	5.000%	50	*	(14,576)	(9,922)	(4,654)	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/14	5.000%	50	*	(14,576)	(7,630)	(6,946)	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/14	5.000%	50	*	(14,576)	(7,002)	(7,574)	Deutsche Bank AG
Lennar Corp.	06/20/13	5.000%	420	0.951%	21,573	15,391	6,182	UBS AG
MBIA Global Funding LLC	12/20/12	5.000%	20	16.626%	(1,639)	(2,128)	489	UBS AG

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
McClatchy Corp.	12/20/12	5.000%	$120	4.660%	$509	$(778)	$1,287	Deutsche Bank AG
McClatchy Corp.	12/20/12	5.000%	50	4.660%	(32)	(2,199)	2,167	Credit Suisse First Boston
McClatchy Corp.	12/20/12	5.000%	50	4.660%	212	(328)	540	Deutsche Bank AG
McClatchy Corp.	12/20/12	5.000%	50	4.660%	212	(175)	387	Morgan Stanley
McClatchy Corp.	12/20/12	5.000%	50	4.660%	212	(115)	327	Morgan Stanley
McClatchy Corp.	12/20/12	5.000%	50	4.660%	212	(324)	536	UBS AG
McClatchy Corp.	12/20/13	5.000%	200	6.558%	(4,729)	(6,002)	1,273	Morgan Stanley
McClatchy Corp.	12/20/13	5.000%	120	6.558%	(2,837)	(3,795)	958	Deutsche Bank AG
McClatchy Corp.	12/20/13	5.000%	120	6.558%	(2,837)	(4,252)	1,415	Deutsche Bank AG
McClatchy Corp.	06/20/14	5.000%	450	7.253%	(19,956)	(3,299)	(16,657)	UBS AG
McClatchy Corp.	06/20/14	5.000%	300	7.253%	(13,304)	(1,615)	(11,689)	UBS AG
McClatchy Corp.	06/20/14	5.000%	150	7.253%	(6,652)	(3,178)	(3,474)	UBS AG
McClatchy Corp.	06/20/14	5.000%	95	7.253%	(4,213)	(365)	(3,848)	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%	50	7.253%	(2,217)	(1,623)	(594)	Citigroup, Inc.
McClatchy Corp.	06/20/14	5.000%	50	7.253%	(2,217)	(2,129)	(88)	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%	50	7.253%	(2,217)	(1,521)	(696)	Morgan Stanley
McClatchy Corp.	03/20/15	5.000%	190	8.498%	(17,011)	(5,816)	(11,195)	Citigroup, Inc.
McClatchy Corp.	03/20/15	5.000%	120	8.498%	(10,744)	(4,296)	(6,448)	Deutsche Bank AG
McClatchy Corp.	03/20/15	5.000%	50	8.498%	(4,477)	(1,781)	(2,696)	Citigroup, Inc.
R.R. Donnelley & Sons	06/20/17	5.000%	350	6.987%	(27,563)	(26,663)	(900)	Barclays Bank PLC
Realogy Corp.	12/20/12	5.000%	120	4.537%	615	(2,487)	3,102	Citigroup, Inc.
Realogy Corp.	12/20/12	5.000%	120	4.537%	615	(2,960)	3,575	Citigroup, Inc.
Realogy Corp.	12/20/12	5.000%	120	4.537%	615	(8,467)	9,082	Deutsche Bank AG
Realogy Corp.	12/20/12	5.000%	120	4.537%	615	(2,599)	3,214	Morgan Stanley
Realogy Corp.	12/20/12	5.000%	120	4.537%	615	(2,381)	2,996	Morgan Stanley
Realogy Corp.	12/20/12	5.000%	120	4.537%	615	(2,693)	3,308	UBS AG
Realogy Corp.	12/20/12	5.000%	100	4.537%	512	(2,102)	2,614	Citigroup, Inc.
Realogy Corp.	12/20/12	5.000%	20	4.537%	102	(470)	572	Barclays Bank PLC
Realogy Corp.	06/20/13	5.000%	50	4.603%	326	(168)	494	Deutsche Bank AG
Realogy Corp.	06/20/13	5.000%	50	4.603%	326	(160)	486	UBS AG
Realogy Corp.	12/20/13	5.000%	200	6.238%	(3,675)	(4,921)	1,246	Deutsche Bank AG
Realogy Corp.	12/20/13	5.000%	120	6.238%	(2,205)	(8,702)	6,497	Citigroup, Inc.
Realogy Corp.	12/20/13	5.000%	120	6.238%	(2,205)	(8,898)	6,693	Morgan Stanley
Realogy Corp.	12/20/13	5.000%	120	6.238%	(2,205)	(9,034)	6,829	UBS AG
Realogy Corp.	06/20/14	5.000%	200	7.112%	(8,256)	(6,666)	(1,590)	Deutsche Bank AG
Realogy Corp.	06/20/14	5.000%	100	7.112%	(4,128)	(3,778)	(350)	Citigroup, Inc.
Realogy Corp.	06/20/14	5.000%	50	7.112%	(2,064)	(1,619)	(445)	UBS AG
Realogy Corp.	06/20/14	5.000%	50	7.112%	(2,064)	(1,304)	(760)	UBS AG
Realogy Corp.	09/20/14	5.000%	100	7.512%	(5,433)	(4,064)	(1,369)	Deutsche Bank AG
Rite Aid Corp.	09/20/12	5.000%	50	2.563%	673	(210)	883	Barclays Bank PLC

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Rite Aid Corp.	12/20/13	5.000%	$280	3.614%	$6,993	$(9,090)	$16,083	Deutsche Bank AG
Rite Aid Corp.	12/20/13	5.000%	170	3.614%	4,246	(4,724)	8,970	Deutsche Bank AG
Rite Aid Corp.	12/20/13	5.000%	120	3.614%	2,997	(3,636)	6,633	Citigroup, Inc.
Rite Aid Corp.	12/20/13	5.000%	40	3.614%	999	(1,212)	2,211	Barclays Bank PLC
Rite Aid Corp.	03/20/14	5.000%	750	3.833%	17,935	(32,216)	50,151	Deutsche Bank AG
Rite Aid Corp.	03/20/14	5.000%	50	3.833%	1,196	(1,891)	3,087	Deutsche Bank AG
Standard Pacific Corp.	12/20/16	5.000%	250	4.719%	3,296	(13,904)	17,200	Deutsche Bank AG
Standard Pacific Corp.	12/20/16	5.000%	200	4.719%	2,637	(13,871)	16,508	Barclays Bank PLC
Standard Pacific Corp.	12/20/16	5.000%	100	4.719%	1,318	(5,105)	6,423	Credit Suisse First Boston
SuperValu, Inc.	09/20/14	5.000%	90	7.684%	(5,192)	(3,120)	(2,072)	Barclays Bank PLC
SuperValu, Inc.	12/20/15	5.000%	290	8.675%	(32,057)	(13,472)	(18,585)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	8.675%	(13,265)	(4,067)	(9,198)	Citigroup, Inc.
SuperValu, Inc.	12/20/15	5.000%	120	8.675%	(13,265)	(4,067)	(9,198)	Deutsche Bank AG
SuperValu, Inc.	12/20/15	5.000%	120	8.675%	(13,265)	(6,490)	(6,775)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	8.675%	(13,265)	(4,067)	(9,198)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	8.675%	(13,265)	(3,501)	(9,764)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	8.675%	(13,265)	(4,775)	(8,490)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	50	8.675%	(5,527)	(2,983)	(2,544)	BNP Paribas
SuperValu, Inc.	12/20/15	5.000%	50	8.675%	(5,527)	(2,985)	(2,542)	BNP Paribas
SuperValu, Inc.	12/20/15	5.000%	50	8.675%	(5,527)	(2,816)	(2,711)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	170	8.821%	(20,493)	(10,406)	(10,087)	UBS AG
SuperValu, Inc.	03/20/16	5.000%	120	8.821%	(14,465)	(7,841)	(6,624)	Morgan Stanley
SuperValu, Inc.	03/20/16	5.000%	110	8.821%	(13,260)	(7,406)	(5,854)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	110	8.821%	(13,260)	(7,710)	(5,550)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	100	8.821%	(12,054)	(7,528)	(4,526)	Credit Suisse First Boston
SuperValu, Inc.	03/20/16	5.000%	100	8.821%	(12,054)	(9,027)	(3,027)	UBS AG
SuperValu, Inc.	03/20/16	5.000%	90	8.821%	(10,849)	(6,783)	(4,066)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	70	8.821%	(8,438)	(5,567)	(2,871)	Morgan Stanley
SuperValu, Inc.	03/20/16	5.000%	60	8.821%	(7,233)	(4,545)	(2,688)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	8.821%	(3,616)	(2,738)	(878)	Credit Suisse First Boston
SuperValu, Inc.	09/20/16	5.000%	100	9.091%	(27,943)	(11,769)	(16,174)	BNP Paribas
Texas Competitive	06/20/12	5.000%	200	*	(4,639)	(1,027)	(3,612)	Deutsche Bank AG
Texas Competitive	06/20/12	5.000%	100	*	(2,319)	(429)	(1,890)	Morgan Stanley
Texas Competitive	06/20/12	5.000%	60	*	(1,392)	(705)	(687)	Barclays Bank PLC
Texas Competitive	06/20/12	5.000%	60	*	(1,392)	(448)	(944)	BNP Paribas
Texas Competitive	06/20/12	5.000%	60	*	(1,392)	(347)	(1,045)	BNP Paribas
Texas Competitive	06/20/12	5.000%	60	*	(1,392)	(651)	(741)	Deutsche Bank AG
Texas Competitive	06/20/12	5.000%	60	*	(1,392)	(448)	(944)	UBS AG

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Texas Competitive	06/20/12	5.000%	$50	*	$(1,160)	$(677)	$(483)	Credit Suisse First Boston
Texas Competitive	06/20/12	5.000%	50	*	(1,160)	(246)	(914)	Deutsche Bank AG
Texas Competitive	06/20/12	5.000%	50	*	(1,160)	(528)	(632)	Deutsche Bank AG
Texas Competitive	09/20/12	5.000%	100	*	(7,486)	(3,722)	(3,764)	Credit Suisse First Boston
Texas Competitive	09/20/12	5.000%	100	*	(7,486)	(2,578)	(4,908)	Deutsche Bank AG
Texas Competitive	09/20/12	5.000%	100	*	(7,486)	(3,119)	(4,367)	Deutsche Bank AG
Texas Competitive	09/20/12	5.000%	100	*	(7,486)	(3,215)	(4,271)	Deutsche Bank AG
Texas Competitive	09/20/12	5.000%	50	*	(3,743)	(1,289)	(2,454)	BNP Paribas
Texas Competitive	09/20/12	5.000%	50	*	(3,743)	(1,906)	(1,837)	Credit Suisse First Boston
Texas Competitive	09/20/12	5.000%	50	*	(3,743)	(2,067)	(1,676)	Deutsche Bank AG

					$(1,499,897)	$(958,513)	$(541,384)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Aetna, Inc.	09/20/16	$200	1.000%	$(5,139)	$(1,611)	$(3,528)	Barclays Bank PLC
Aetna, Inc.	09/20/16	200	1.000%	(5,139)	(1,610)	(3,529)	Barclays Bank PLC
Alcoa, Inc.	06/20/17	450	1.000%	38,948	38,497	451	Deutsche Bank AG
Ally Financial, Inc.	12/20/13	50	5.000%	(1,343)	1,572	(2,915)	Barclays Bank PLC
Ally Financial, Inc.	12/20/13	50	5.000%	(1,343)	1,572	(2,915)	Deutsche Bank AG
Ally Financial, Inc.	03/20/14	50	5.000%	(1,397)	1,617	(3,014)	UBS AG
Beazer Homes USA	09/20/13	50	5.000%	219	1,306	(1,087)	Morgan Stanley
Beazer Homes USA	09/20/16	100	5.000%	12,441	15,264	(2,823)	Citigroup, Inc.
Beazer Homes USA	09/20/16	100	5.000%	12,441	31,307	(18,866)	UBS AG
Beazer Homes USA	09/20/16	50	5.000%	6,220	15,213	(8,993)	Deutsche Bank AG
Bundesrepub. Deutschland	06/20/17	3,500	0.250%	85,324	80,207	5,117	UBS AG
CDX.EM.17.V1	06/20/17	2,300	5.000%	(282,286)	(297,489)	15,203	Barclays Bank PLC
CDX.EM.17.V1	06/20/17	2,000	5.000%	(245,466)	(258,090)	12,624	UBS AG
CDX.HY.18.V1	06/20/17	350	5.000%	9,542	9,819	(277)	Bank of America
CDX.ID.9.V1	12/20/17	950	0.800%	16,425	23,492	(7,067)	Credit Suisse First Boston
CDX.ID.9.V1	12/20/17	500	0.800%	8,645	11,634	(2,989)	UBS AG
CDX.ID.9.V4	12/20/17	450	0.800%	7,780	9,756	(1,976)	Morgan Stanley
CDX.ID.9.V4	12/20/17	250	0.800%	4,323	5,423	(1,100)	Credit Suisse First Boston
CDX.NA.IG.9.V4	12/20/17	900	0.800%	15,561	25,940	(10,379)	UBS AG
CDX.NA.IG.9.V4	12/20/17	900	0.800%	15,561	28,460	(12,899)	UBS AG
CDX.NA.IG.9.V4	12/20/17	400	0.800%	6,916	17,212	(10,296)	Morgan Stanley

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
CDX.NA.IG.9.V4	12/20/17	$400	0.800%	$6,916	$17,019	$(10,103)	Royal Bank of Scotland PLC
CMBX.2.V1.NA.AJ	03/15/49	290	1.090%	59,283	34,894	24,389	Morgan Stanley
CMBX.NA.AA.2.V1	03/15/49	250	0.150%	93,921	93,806	115	Morgan Stanley
CMBX.NA.AA.2.V1	03/15/49	120	0.150%	45,082	46,457	(1,375)	Deutsche Bank AG
CMBX.NA.AA.2.V1	03/25/49	130	0.150%	48,839	61,713	(12,874)	Morgan Stanley
CMBX.NA.AA.2.V1	03/25/49	30	0.150%	11,271	14,736	(3,465)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49	250	0.270%	149,764	134,908	14,856	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	120	0.270%	71,887	66,182	5,705	Morgan Stanley
CMBX.NA.AM.1	10/12/52	200	0.500%	15,763	32,089	(16,326)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/49	350	5.000%	298,210	267,696	30,514	Citigroup, Inc.
Darden Restaurants, Inc.	06/20/17	300	1.000%	(742)	33	(775)	Barclays Bank PLC
Federal Republic of Brazil	06/20/17	600	1.000%	6,131	4,517	1,614	UBS AG
Genworth Financial, Inc.	09/20/16	150	5.000%	(6,774)	5,272	(12,046)	Citigroup, Inc.
Goodrich Corp.	03/20/17	110	1.000%	(4,715)	(4,745)	30	UBS AG
Hartford Financial Services Group	09/20/16	200	1.000%	7,541	8,765	(1,224)	Deutsche Bank AG
Hartford Financial Services Group	09/20/16	100	1.000%	3,771	4,344	(573)	Citigroup, Inc.
Hartford Financial Services Group	09/20/16	100	1.000%	3,771	7,948	(4,177)	UBS AG
iTraxx.X9.V1 5Y	06/20/18	5,800	0.250%	(105,805)	32,248	(138,053)	Morgan Stanley
K. Hovnanian Enterprises	06/20/13	200	5.000%	28,139	9,992	18,147	UBS AG
K. Hovnanian Enterprises	06/20/13	100	5.000%	14,069	3,836	10,233	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	100	5.000%	14,069	4,419	9,650	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	100	5.000%	14,069	5,981	8,088	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	100	5.000%	14,069	4,052	10,017	UBS AG
Lincoln National Corp.	09/20/16	625	1.000%	27,998	17,724	10,274	UBS AG
Ltd. Brands, Inc.	06/20/17	600	1.000%	23,279	20,191	3,088	UBS AG
MCDX.NA.17.V1	12/20/16	450	1.000%	8,504	16,015	(7,511)	Citigroup, Inc.
MCDX.NA.17.V1	12/20/16	450	1.000%	8,504	15,351	(6,847)	Morgan Stanley
MCDX.NA.17.V1	12/20/16	200	1.000%	3,780	7,355	(3,575)	Morgan Stanley
Nordstrom, Inc.	06/20/17	250	1.000%	(2,992)	(3,104)	112	Morgan Stanley
People’s Republic of China	06/20/17	600	1.000%	3,776	2,684	1,092	Bank of America
People’s Republic of China	06/20/17	600	1.000%	3,776	2,977	799	Citigroup, Inc.
People’s Republic of China	06/20/17	600	1.000%	3,776	2,390	1,386	Deutsche Bank AG
People’s Republic of China	06/20/17	450	1.000%	2,832	1,598	1,234	Citigroup, Inc.
People’s Republic of China	06/20/17	300	1.000%	1,888	1,488	400	Citigroup, Inc.
People’s Republic of China	06/20/17	300	1.000%	1,888	754	1,134	Citigroup, Inc.
Pulte Group, Inc.	12/20/16	350	5.000%	(26,783)	(6,597)	(20,186)	Deutsche Bank AG
Pulte Group, Inc.	12/20/16	200	5.000%	(15,305)	(661)	(14,644)	Barclays Bank PLC
U.S. Treasury	09/20/16	450	0.250%	(212)	8,930	(9,142)	UBS AG
U.S. Treasury	09/20/16	200	0.250%	(1,107)	3,620	(4,727)	Deutsche Bank AG
United Kingdom Treasury	09/20/16	200	1.000%	(4,352)	(1,654)	(2,698)	Citigroup, Inc.
United Kingdom Treasury	09/20/16	200	1.000%	(4,352)	(1,783)	(2,569)	UBS AG
United Mexican States	06/20/17	1,150	1.000%	9,475	4,688	4,787	UBS AG
United Mexican States	06/20/17	1,150	1.000%	9,475	4,688	4,787	UBS AG
Weyerhaeuser Co.	06/20/17	300	1.000%	5,024	4,826	198	Royal Bank of Scotland PLC
XL Group PLC	03/20/17	250	1.000%	(768)	1,789	(2,557)	Bank of America
XL Group PLC	03/20/17	200	1.000%	336	211	125	Barclays Bank PLC
XL Group PLC	03/20/17	100	1.000%	(307)	897	(1,204)	Bank of America
XL Group PLC	03/20/17	100	1.000%	(307)	670	(977)	Bank of America

				$544,588	$720,700	$(176,112)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,031,582,164	$—	$515,796
Preferred Stocks	12,946,773	—	—
Unaffiliated Mutual Fund	1,061,157	—	—
Warrants	279,163	—	—
Asset-Backed Securities	—	18,089,335	—
Bank Loans	—	11,025,206	25,275
Commercial Mortgage-Backed Securities	—	12,978,709	—
Convertible Bonds	—	10,378,425	192,307
Corporate Bonds	—	393,955,772	570,000
Foreign Government Bonds	—	37,659,091	—
Municipal Bonds	—	624,246	—
Residential Mortgage-Backed Securities	—	200,934,253	—
U.S. Government Agency Obligations	—	84,696,639	1,685,125
U.S. Treasury Obligations	—	247,548,607	—
Affiliated Money Market Mutual Fund	506,841,909	—	—
Options Purchased	—	24,096	—
Options Written	—	(2,630)	—
Short Sales – Common Stocks	(92,919,690)	—	—
Short Sales – Exchange Traded Funds	(9,736,484)	—	—
Short Sales – U.S. Government Agency Obligation	—	(26,050,127)	—
Other Financial Instruments*
Futures	4,862,711	—	—
Foreign Forward Currency Contracts	—	(579,539)	—
Interest Rate Swaps	—	52,883	—
Credit Default Swaps	—	(774,119)	—

Total	$1,454,917,703	$990,560,847	$2,988,503

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 3/31/12
Credit contracts	$(774,119)
Equity contracts	5,771,000
Foreign exchange contracts	(579,539)
Interest rate contracts	(554,777)

Total	$3,862,565

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace & Defense — 3.9%
Boeing Co. (The)	205,449	$15,279,242
Embraer SA (Brazil), ADR	123,100	3,936,738
General Dynamics Corp.	75,941	5,572,551
Huntington Ingalls Industries, Inc.*	25,483	1,025,436
Lockheed Martin Corp.(a)	177,900	15,986,094
Northrop Grumman Corp.	156,800	9,577,344
United Technologies Corp.	236,756	19,636,543

		71,013,948

Auto Components — 1.7%
Johnson Controls, Inc.(a)	530,652	17,235,577
Magna International, Inc. (Canada)	269,300	12,856,382

		30,091,959

Automobile Manufacturers — 0.5%
Ford Motor Co.(a)	700,000	8,743,000

Automobiles — 0.2%
Harley-Davidson, Inc.	64,600	3,170,568

Beverages — 0.4%
PepsiCo, Inc.	97,600	6,475,760

Biotechnology — 0.8%
Amgen, Inc.	130,681	8,885,001
Gilead Sciences, Inc.*	122,888	6,003,079

		14,888,080

Chemicals — 0.3%
Air Products & Chemicals, Inc.	62,093	5,700,137

Commercial Banks — 6.7%
Fifth Third Bancorp	558,387	7,845,337
KeyCorp	929,156	7,897,826
PNC Financial Services Group, Inc.	378,961	24,439,195
Regions Financial Corp.	2,217,838	14,615,552
U.S. Bancorp	335,032	10,613,814
Wells Fargo & Co.	1,644,578	56,145,893

		121,557,617

Commercial Services & Supplies — 0.5%
H&R Block, Inc.	564,300	9,294,021

Computer Services & Software — 1.4%
Oracle Corp.	868,123	25,314,467

Computers & Peripherals — 3.9%
Apple, Inc.*	55,487	33,262,792
Hewlett-Packard Co.(a)	1,596,203	38,037,517

		71,300,309

Consumer Finance — 0.7%
Capital One Financial Corp.(a)	218,700	12,190,338

Diversified Financial Services — 8.6%
American Express Co.	391,335	22,642,643
Bank of America Corp.	1,746,354	16,712,608
Citigroup, Inc.	1,092,273	39,922,578
Goldman Sachs Group, Inc. (The)	90,489	11,254,117
JPMorgan Chase & Co.	1,418,824	65,237,528

		155,769,474

Diversified Manufacturing — 1.8%
General Electric Co.	1,635,027	32,814,992

Electric Utilities — 3.7%
American Electric Power Co., Inc.	287,756	11,101,626

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Edison International	245,500	$10,436,205
Exelon Corp.	493,600	19,354,056
PG&E Corp.	157,176	6,823,010
PPL Corp.(a)	653,494	18,467,740

		66,182,637

Electronic Equipment & Instruments — 1.7%
Corning, Inc.	680,500	9,581,440
Honeywell International, Inc.	106,908	6,526,733
TE Connectivity Ltd. (Switzerland)	173,925	6,391,744
Thermo Fisher Scientific, Inc.	147,414	8,311,201

		30,811,118

Financial Services — 0.8%
Ameriprise Financial, Inc.	147,446	8,423,590
State Street Corp.	144,096	6,556,368

		14,979,958

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	748,349	33,526,035
Safeway, Inc.(a)	223,100	4,508,851
Wal-Mart Stores, Inc.	154,600	9,461,520

		47,496,406

Food Products — 1.9%
Kraft Foods, Inc. (Class A Stock)	443,997	16,876,326
Nestle SA (Switzerland)	120,000	7,550,681
Unilever NV (Netherlands)(a)	315,000	10,719,450

		35,146,457

Gas Utilities — 0.9%
Sempra Energy	256,858	15,401,206

Healthcare Products — 0.9%
Covidien PLC (Ireland)	221,121	12,090,896
Zimmer Holdings, Inc.	75,200	4,833,856

		16,924,752

Healthcare Providers & Services — 2.0%
Humana, Inc.	71,474	6,609,916
UnitedHealth Group, Inc.	491,381	28,961,996

		35,571,912

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp. (Panama)(a)	100,200	3,214,416

Independent Power Producers — 0.3%
NRG Energy, Inc.*	292,700	4,586,609

Insurance — 7.7%
ACE Ltd. (Switzerland)	174,217	12,752,684
Allstate Corp. (The)	828,000	27,257,760
American International Group, Inc.*	671,000	20,686,930
MetLife, Inc.	843,768	31,514,735
Travelers Cos., Inc. (The)	234,776	13,898,739
Unum Group	526,550	12,889,944
XL Group PLC (Ireland)	906,539	19,662,831

		138,663,623

IT Services — 1.0%
International Business Machines Corp.	87,108	18,175,084

Machinery — 2.3%
Cummins, Inc.	103,100	12,376,124
Deere & Co.	102,027	8,253,984

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
PACCAR, Inc.(a)	432,739	$20,265,167

		40,895,275

Media — 3.4%
Comcast Corp. (Class A Stock)	374,655	11,243,397
Comcast Corp. (Special Class A Stock)	542,100	15,997,371
Interpublic Group of Cos., Inc. (The)	110,600	1,261,946
Time Warner, Inc.(a)	206,180	7,783,295
Walt Disney Co. (The)	559,095	24,477,179

		60,763,188

Metals & Mining — 1.5%
BHP Billiton Ltd. (Australia), ADR	169,750	12,289,900
Freeport-McMoRan Copper & Gold, Inc.	299,295	11,385,182
Peabody Energy Corp.	142,947	4,139,745

		27,814,827

Multi-Line Retail — 0.4%
J.C. Penney Co., Inc.(a)	207,800	7,362,354

Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc.	885,268	27,098,053

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	108,593	8,507,176
Apache Corp.	55,839	5,608,469
Chevron Corp.	280,250	30,054,010
ConocoPhillips	429,755	32,665,678
Exxon Mobil Corp.	282,460	24,497,756
Hess Corp.	169,553	9,995,149
Marathon Oil Corp.	194,507	6,165,872
Occidental Petroleum Corp.	238,990	22,759,018
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	268,000	18,928,840
Total SA (France), ADR(a)	234,500	11,987,640

		171,169,608

Pharmaceuticals — 7.8%
Eli Lilly & Co.	143,400	5,774,718
Johnson & Johnson	744,073	49,079,055
Merck & Co., Inc.	832,370	31,963,008
Novartis AG (Switzerland), ADR	126,900	7,031,529
Pfizer, Inc.	1,729,506	39,190,606
Sanofi (France), ADR(a)	189,600	7,347,000

		140,385,916

Professional Services — 0.3%
Manpower, Inc.	109,900	5,205,963

Real Estate Investment Trusts — 2.3%
AvalonBay Communities, Inc.(a)	96,337	13,617,235
Boston Properties, Inc.(a)	127,683	13,405,438
Simon Property Group, Inc.	93,526	13,624,868

		40,647,541

Retail & Merchandising — 2.6%
Bed Bath & Beyond, Inc.*	91,444	6,014,272
Macy’s, Inc.	250,140	9,938,062
Target Corp.	136,727	7,967,082
TJX Cos., Inc. (The)	594,962	23,625,941

		47,545,357

Software — 3.1%
CA, Inc.	528,419	14,563,228

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Microsoft Corp.	1,309,218	$42,222,281

		56,785,509

Specialty Retail — 0.9%
Gap, Inc. (The)	487,400	12,740,636
Home Depot, Inc. (The)	63,825	3,211,036

		15,951,672

Telecommunications — 2.0%
AT&T, Inc.	814,274	25,429,777
CenturyLink, Inc.(a)	276,712	10,694,919

		36,124,696

Tobacco — 0.7%
Philip Morris International, Inc.	140,714	12,468,668

Transportation — 1.3%
Union Pacific Corp.	214,310	23,034,039

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom), ADR	1,150,590	31,836,825

TOTAL LONG-TERM INVESTMENTS (cost $1,582,337,001)		1,740,568,339

SHORT-TERM INVESTMENT — 10.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $194,282,526; includes $129,439,090 of cash collateral for securities on loan)(b)(w)	194,282,526	194,282,526

TOTAL INVESTMENTS — 107.2% (cost $1,776,619,527)		1,934,850,865
Liabilities in excess of other assets — (7.2)%		(130,612,499)

NET ASSETS — 100.0%		$1,804,238,366

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,689,420; cash collateral of $129,439,090 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,740,568,339	$—	$—
Affiliated Money Market Mutual Fund	194,282,526	—	—

Total	$1,934,850,865	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 112.2%

ASSET-BACKED SECURITIES — 10.7%
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%		10/15/13	$2,928	$2,929,408
American Express Issuance Trust, Series 2007-2, Class A	Aaa	0.492%	(c)	07/15/13	3,250	3,252,117
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2	Aaa	0.770%		12/09/13	212	212,329
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2	Aaa	0.900%		09/08/14	2,594	2,596,881
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2	Aaa	0.840%		11/10/14	2,767	2,770,962
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A2	AAA(d)	0.920%		03/09/15	4,500	4,508,456
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	AAA(d)	0.910%		10/08/15	4,125	4,133,934
Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A	Aaa	0.322%	(c)	09/15/15	880	880,098
Capital One Multi-Asset Execution Trust, Series 2007-A4, Class A4	Aaa	0.272%	(c)	03/16/15	9,756	9,755,753
CarMax Auto Owner Trust, Series 2010-2, Class A3	AAA(d)	1.410%		02/16/15	946	951,069
CarMax Auto Owner Trust, Series 2011-1, Class A2	Aaa	0.720%		11/15/13	3,020	3,020,496
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	4,500	4,502,034
CarMax Auto Owner Trust, Series 2012-1, Class A2	AAA(d)	0.590%		03/16/15	4,000	4,001,019
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1D.	Aa1	0.572%	(c)	06/25/35	2,304	2,281,412
Chase Issuance Trust, Series 2009-A2, Class A2 .	Aaa	1.792%	(c)	04/15/14	7,320	7,325,185
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2	AAA(d)	0.690%		01/08/13	52	52,105
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3	AAA(d)	0.910%		08/08/13	3,540	3,544,614
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.342%	(c)	05/16/16	12,500	12,531,142
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.992%	(c)	08/15/18	4,225	4,450,027
Discover Card Master Trust, Series 2009-A1, Class A1	Aaa	1.542%	(c)	12/15/14	6,217	6,233,616
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.542%	(c)	02/17/15	6,400	6,431,876
Ford Credit Auto Lease Trust, Series 2010-B, Class A3, 144A	AAA(d)	0.910%		07/15/13	3,814	3,816,320
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	6,323	6,323,725
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	2,400	2,402,763
Ford Credit Auto Owner Trust, Series 2009-E, Class A3	Aaa	1.510%		01/15/14	1,193	1,196,377
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%		01/15/14	3,698	3,705,151
GE Capital Credit Card Master Note Trust, Series 2009-1, Class A	Aaa	2.342%	(c)	04/15/15	8,655	8,647,098
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A	Aaa	3.690%		07/15/15	8,341	8,420,441
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3	Aaa	2.620%		03/15/14	1,447	1,449,006

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2	Aaa	0.830%		11/15/13	$266	$266,389
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	4,800	4,802,207
Huntington Auto Trust, Series 2011-1A, Class A2, 144A	Aaa	0.760%		04/15/14	2,900	2,903,260
Huntington Auto Trust, Series 2012-1, Class A2	AAA(d)	0.540%		11/17/14	4,355	4,353,732
Hyundai Auto Receivables Trust, Series 2012-A, Class A2	Aaa	0.550%		06/16/14	6,845	6,842,386
Illinois Student Assistance Commission, Series 2010-1, Class A2	AA+(d)	1.610%	(c)	04/25/22	1,875	1,849,594
Mercedes-Benz Auto Lease Trust, Series 2011-B, Class A2, 144A	Aaa	0.900%		01/15/14	4,765	4,771,117
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%		04/15/14	3,750	3,750,471
Nelnet Student Loan Trust, Series 2010-3A, Class A, 144A	Aaa	1.340%	(c)	07/27/48	699	696,460
Nissan Auto Lease Trust, Series 2010-B, Class A2	Aaa	0.900%		05/15/13	2,071	2,072,155
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2	Aaa	0.550%		03/15/13	44	44,067
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A2	Aaa	0.540%		10/15/14	3,425	3,424,801
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-2A, Class A, 144A.	Aaa	0.302%	(c)	05/15/15	5,000	4,999,923
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A2, 144A	AAA(d)	0.910%		11/15/13	1,736	1,736,601
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2	AAA(d)	0.950%		08/15/13	1,702	1,702,307
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2	AAA(d)	0.930%		06/17/13	862	862,368
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2	Aaa	0.940%		02/18/14	2,259	2,257,947
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2	Aaa	1.040%		04/15/14	4,440	4,445,098
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	5,230	5,230,430
SLM Student Loan Trust, Series 2006-2, Class A5	Aaa	0.670%	(c)	07/25/25	5,265	5,055,993
SLM Student Loan Trust, Series 2008-3, Class A1	Aaa	1.060%	(c)	01/25/14	934	935,147
SLM Student Loan Trust, Series 2008-4, Class A4	Aaa	2.210%	(c)	07/25/22	7,050	7,238,312
SLM Student Loan Trust, Series 2008-5, Class A4	Aaa	2.260%	(c)	07/25/23	9,975	10,331,822
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	Aaa	3.492%	(c)	05/16/44	2,292	2,378,407
SLM Student Loan Trust, Series 2010-C, Class A1, 144A	Aaa	1.892%	(c)	12/15/17	3,670	3,679,446
SLM Student Loan Trust, Series 2011-B, Class A2, 144A	Aaa	3.740%		02/15/29	3,415	3,446,929
Volkswagen Auto Lease Trust, Series 2010-A, Class A2	Aaa	0.770%		01/22/13	438	437,965
Volkswagen Auto Lease Trust, Series 2011-A, Class A2	Aaa	1.000%		02/20/14	6,250	6,268,857
World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 144A	Aa2	0.372%	(c)	02/15/17	2,200	2,191,422
World Financial Network Credit Card Master Trust, Series 2009-B, Class A	AAA(d)	3.790%		05/15/16	1,850	1,866,752

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%		10/15/13	$4,084	$4,088,662

TOTAL ASSET-BACKED SECURITIES
(cost $227,431,861)						227,256,441

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Banc of America Large Loan, Inc., Series 2009-FDG, Class A, 144A	AAA(d)	5.204%	(c)	01/25/42	5,778	6,407,475
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,565	3,985,727
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%		12/10/46	3,190	3,226,561
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	A1	0.422%	(c)	06/15/22	4,928	4,791,447
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A	AAA(d)	4.974%	(c)	07/10/45	4,535	5,000,427
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	971	982,785
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%		07/10/39	3,246	3,285,684
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM	BBB+(d)	5.622%	(c)	04/10/38	3,725	3,842,412
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	4,421	4,980,765
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3	Aaa	5.376%		07/12/37	1,127	1,131,939
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1	Aaa	4.475%		07/15/41	176	177,209
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A	Aaa	4.936%	(c)	08/15/42	4,500	4,940,914
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	4,819	4,844,997
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4B, 144A	A1	5.714%	(c)	03/18/51	5,285	5,325,584
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4	AAA(d)	5.197%	(c)	11/15/30	4,785	5,303,402
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2	AAA(d)	5.318%		02/15/40	313	313,276
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A4FL	Aaa	0.492%	(c)	11/12/37	9,565	9,496,352
Morgan Stanley Capital I, Series 2005-HQ7, Class A4	Aaa	5.373%	(c)	11/14/42	7,055	7,828,687
Morgan Stanley Capital I, Series 2007-XLF9, Class A2, 144A	A1	0.802%	(c)	12/15/20	6,320	6,055,811
Morgan Stanley Capital I, Series 2012-C4, Class A4	Aaa	3.244%		03/15/45	6,980	7,037,947
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4	Aaa	6.390%		07/15/33	91	90,839
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A5	AAA(d)	4.661%		05/15/44	2,275	2,284,054
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%	(c)	07/15/45	3,670	4,137,892
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	Aa2	5.795%	(c)	07/15/45	2,430	2,553,082
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	Aa3	5.603%	(c)	10/15/48	3,010	2,952,921

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43		$1,172	$1,191,591
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	Aa3	5.927%	(c)	06/15/49		5,405	5,854,350
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4	Aaa	3.440%		04/15/45		7,335	7,443,503

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $113,666,381)							115,467,633

CORPORATE BONDS — 35.6%

Aerospace & Defense
Embraer Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa3	6.375%		01/15/20		157	172,904

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%		11/10/13		1,403	1,567,715
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38		6,480	9,856,385
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19		2,450	3,041,913
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		05/01/40		3,771	4,555,266

							19,021,279

Airlines — 0.1%
Qantas Airways Ltd. (Australia), Unsec’d. Notes, 144A	Baa3	6.050%		04/15/16		1,570	1,614,948

Auto Parts & Equipment — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	8.000%		10/01/19		4,977	5,945,768

Automobile Manufacturers — 0.1%
KIA Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	3.625%		06/14/16	(a)	1,980	2,018,806

Banking — 7.0%
Akbank TAS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.500%		03/09/18		400	410,600
Banco Bradesco SA (Brazil), Jr. Sub. Notes, 144A	Baa1	5.900%		01/16/21		400	414,000
Banco Bradesco SA (Brazil), Sub. Notes, 144A	Baa1	5.750%		03/01/22		1,356	1,364,814
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	A+(d)	3.875%		02/08/22		600	591,892
Banco do Brasil SA (Brazil), Sub. Notes, 144A	Baa1	5.875%		01/26/22		800	823,200
BanColombia SA (Colombia), Sr. Unsec’d. Notes	Baa2	4.250%		01/12/16		1,350	1,393,875
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.625%		07/01/20		745	776,686
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.625%		06/01/19	(a)	9,950	11,473,504
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	2.150%		08/03/16	(a)	6,320	6,484,225
Barclays Bank PLC (United Kingdom), Covered Bonds, 144A	Aaa	2.500%		09/21/15	(a)	6,845	6,978,327
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A1	4.500%		03/10/16		600	618,000
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.000%		02/04/13		5,200	5,262,358
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	1.625%		07/23/12	(a)	10,400	10,413,551
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	2.125%		04/22/13		5,000	5,027,450
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.450%		01/10/17		1,883	1,972,454
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19		4,728	5,829,047

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19		$7,600	$9,457,372
DNB Bank ASA (Norway), Sr. Notes, 144A	Aa3	3.200%	04/03/17		5,000	5,019,705
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.100%	10/14/16		7,900	7,999,540
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	3.750%	10/20/16	(a)	2,000	2,063,088
Finansbank A/S (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.500%	05/11/16		550	519,750
First Citizens St Lucia Ltd. (Liechtenstein), Bank Gtd. Notes, 144A	A2	4.903%	02/09/16		700	720,221
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%	01/24/22		2,303	2,369,188
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%	02/15/19		14,910	17,035,197
HSBC Bank Brasil SA - Banco Multiplo (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.000%	05/11/16		750	755,625
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%	12/15/20		2,817	3,178,790
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa1	6.200%	12/21/21		350	365,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%	08/15/21	(a)	5,353	5,469,342
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.500%	01/24/22		4,516	4,698,171
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19		1,493	1,725,182
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21		2,150	2,110,831
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15		2,350	2,459,703
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%	08/28/17		3,436	3,618,280
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.500%	02/08/17		450	451,540
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Notes, 144A	A3	6.125%	02/07/22		450	463,607
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20	(a)	2,950	3,190,363
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	2.950%	03/28/16	(a)	6,450	6,685,380
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.900%	09/10/14		7,600	7,959,488

						148,150,096

Beverages — 0.3%
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200%	01/30/13		2,631	2,731,733
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	BBB-(d)	5.500%	01/15/42		1,025	1,030,447
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/07/21		2,998	3,320,303

						7,082,483

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	06/15/42		3,608	3,857,684
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41		800	854,562

						4,712,246

Building Materials — 0.1%
Owens Corning, Gtd. Notes	Ba1	9.000%	06/15/19		1,000	1,234,537

Chemicals — 0.7%
Airgas, Inc., Gtd. Notes	BBB-(d)	7.125%	10/01/18		1,580	1,714,237
Braskem Finance Ltd. (Cayman Islands), Gtd Notes, 144A	Baa3	5.750%	04/15/21		1,000	1,046,800

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Incitec Pivot Finance LLC, Gtd. Notes, 144A	Baa3	6.000%	12/10/19		$6,800	$7,229,740
Methanex Corp. (Canada), Sr. Unsec’d. Notes	BBB-(d)	5.250%	03/01/22		962	979,202
Methanex Corp. (Canada), Sr. Unsec’d. Notes	Ba1	8.750%	08/15/12		2,725	2,793,885
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28		301	367,975

						14,131,839

Commercial Banks — 1.0%
Sparebank 1 Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.300%	06/30/17		8,050	8,022,630
Svenska Handelsbanken AB (Sweden), Gtd. Notes	AA-(d)	2.875%	04/04/17		2,600	2,599,158
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	Aaa	1.625%	09/14/16	(a)	6,510	6,534,536
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	03/27/17		4,900	4,869,375

						22,025,699

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	5.800%	10/15/12		2,238	2,292,128
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.875%	01/15/19		900	953,502
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.800%	05/01/21		1,200	1,281,205

						4,526,835

Computers — 0.4%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.500%	03/01/13		7,283	7,525,684

Construction & Engineering
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	6.000%	04/05/23		600	623,580

Containers & Packaging
Rock-Tenn Co., Unsec’d. Notes, 144A	Ba1	4.900%	03/01/22		381	380,441

Diversified Financial Services — 4.0%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.000%	06/30/35		1,558	1,678,450
BM&FBovespa SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	07/16/20		640	680,000
FMR LLC, Notes, 144A	A2	7.490%	06/15/19		990	1,141,375
FMR LLC, Sr. Unsec’d. Notes, 144A	A2	6.450%	11/15/39		3,230	3,441,452
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.000%	09/28/12		19,007	19,176,029
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.750%	03/15/32		9,221	11,016,753
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%	01/10/39		9,637	11,901,117
Hyundai Capital America, Gtd. Notes, 144A	Baa2	3.750%	04/06/16		175	179,174
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	4.375%	07/27/16		1,600	1,673,682
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15		4,700	5,096,215
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%	02/05/13		2,125	2,185,065
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.050%	08/15/12	(a)	2,993	3,044,985
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	5.700%	05/02/17		350	358,928
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	01/16/18		5,795	6,235,976
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.550%	01/15/20		480	492,460

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.600%	08/15/19		$5,600	$6,802,488
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.125%	07/11/21		2,800	2,791,497
TD Ameritrade Holding Corp., Gtd. Notes	Baa1	5.600%	12/01/19		3,175	3,481,191
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	8.750%	03/01/19		3,425	4,346,637

						85,723,474

Diversified Operations — 0.1%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	Baa3	7.250%	04/05/41		1,100	1,116,500
Voto-Votorantim Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	6.750%	04/05/21	(a)	1,050	1,175,790

						2,292,290

Electric — 1.2%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A3	6.500%	10/27/36	(a)	2,000	2,077,500
Bruce Mansfield Unit, Pass-Through Certificates	Baa3	6.850%	06/01/34		1,550	1,656,114
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.900%	12/01/21		3,875	4,139,899
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.400%	09/15/20		2,450	2,707,346
Enel Finance International NV (Luxembourg), Gtd. Notes, 144A	A3	6.800%	09/15/37		1,750	1,703,929
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	7.500%	09/01/38		904	1,144,643
PPL WEM Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	05/01/21		1,913	2,063,425
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18		6,675	8,103,390
Texas-New Mexico Power Co., First Mortgage, 144A	A3	9.500%	04/01/19		625	823,096

						24,419,342

Electronic Components & Equipment — 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB+(d)	4.450%	09/14/12		1,135	1,151,915
Legrand France SA (France), Sr. Unsec’d. Notes	Baa1	8.500%	02/15/25		2,300	2,932,983
PerkinElmer, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	11/15/21		870	908,473

						4,993,371

Environmental Control — 0.7%
Allied Waste North America, Inc., Gtd. Notes	BBB(d)	6.875%	06/01/17		5,000	5,218,750
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	11/15/12		9,334	9,647,800

						14,866,550

Financial – Bank & Trust — 0.1%
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.750%	03/22/17		1,850	1,850,616

Foods — 0.9%
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	Baa2	4.500%	01/25/22		700	712,865
Kellogg Co., Sr. Unsec’d. Notes	A3	4.250%	03/06/13		4,460	4,611,778
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125%	12/03/12		4,557	4,695,720

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	02/11/13		$8,615	$9,000,470

						19,020,833

Gas Distribution — 0.2%
China Resources Gas Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Baa1	4.500%	04/05/22		1,680	1,651,069
Florida Gas Transmission Co. LLC, Sr. Notes, 144A	Baa2	7.900%	05/15/19		1,425	1,724,974

						3,376,043

Healthcare Products — 0.1%
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125%	08/01/12		2,520	2,544,389

Healthcare Services
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.500%	02/01/13		806	834,130

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19		2,000	2,305,896

Household Durables — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	8.000%	05/01/12		1,181	1,187,008

Household Products/Wares — 0.1%
Tupperware Brands Corp., Gtd. Notes	Baa3	4.750%	06/01/21		1,814	1,845,175

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16		1,145	1,211,135
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18		1,931	2,317,405
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.600%	05/15/17		1,150	1,217,596
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/01/21	(a)	2,375	2,371,732
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35		1,769	1,834,977
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19		3,933	4,418,918
Validus Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa2	8.875%	01/26/40		978	1,081,053
Willis North America, Inc., Gtd. Notes	Baa3	7.000%	09/29/19		2,726	3,153,543

						17,606,359

Investment Companies — 0.1%
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A	Aa3	3.750%	03/01/17		500	508,750
Oaktree Capital Management LP, Notes, 144A	A-(d)	6.750%	12/02/19		793	806,251

						1,315,001

Leisure — 0.1%
Carnival PLC (United Kingdom), Gtd. Notes	A3	7.875%	06/01/27		1,485	1,712,177

Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.000%	02/01/13		9,626	9,976,675

Media — 2.4%
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	8.375%	03/15/13		18,317	19,640,330

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.125%	10/01/12		$6,801	$7,020,802
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	7.625%	05/15/16		7,807	8,177,832
Historic TW, Inc., Gtd. Notes	Baa2	9.125%	01/15/13		3,119	3,310,413
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	6.400%	04/30/40		3,141	3,777,228
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		1,458	1,727,886
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37		1,629	1,886,366
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%	07/01/38		4,800	6,052,786
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31		108	138,279

						51,731,922

Metals & Mining — 1.7%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.950%	12/15/25		1,850	2,140,883
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19		6,325	7,986,198
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	9.375%	04/08/19		6,629	8,710,122
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	Baa2	6.500%	04/15/40		4,772	4,529,186
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A	Baa3	4.875%	10/07/20		5,500	5,271,700
Valmont Industries, Inc., Gtd. Notes	Baa3	6.625%	04/20/20		4,658	5,330,583
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350%	06/05/12		3,024	3,055,571

						37,024,243

Oil & Gas — 3.1%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38		483	611,429
Canadian Oil Sands Ltd. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	05/15/19		6,594	8,039,286
CNOOC Finance 2011 Ltd. (British Virgin Islands), Gtd. Notes, 144A	AA-(d)	5.750%	01/26/41		500	573,854
CNPC HK Overseas Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A	A1	5.950%	04/28/41		1,200	1,370,664
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19		320	346,727
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19		1,350	1,663,875
Empresa Nacional del Petroleo (Chile), Sr. Unsec’d. Notes, 144A	Baa1	4.750%	12/06/21		900	932,587
ENI SpA (Italy), Sr. Unsec’d. Notes, 144A	A1	5.700%	10/01/40		7,517	7,850,920
EQT Corp., Sr. Unsec’d. Notes	Baa2	6.500%	04/01/18		4,000	4,557,320
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.500%	04/15/18		1,440	1,621,174
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	8.750%	05/01/19		845	1,030,814
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21		2,450	2,638,011
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.875%	01/20/40		1,100	1,292,358
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15		3,000	3,150,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	10.500%	08/01/14		3,000	3,341,250
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19		400	493,200
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	A1	4.250%	08/12/14		1,980	2,085,338
Pride International, Inc., Gtd. Notes	Baa1	8.500%	06/15/19		5,762	7,577,070
Reliance Holdings USA, Inc., Gtd. Notes, 144A	BBB(d)	5.400%	02/14/22	(a)	950	945,057
Rowan Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/01/19	(a)	3,500	4,177,299
Southwestern Energy Co., Gtd. Notes	Ba1	7.500%	02/01/18		1,955	2,355,490
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16		1,080	1,217,700

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14		$1,899	$1,907,375
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		1,216	1,262,393
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21		848	954,142
Valero Energy Corp., Gtd. Notes	Baa2	9.375%	03/15/19		1,700	2,226,716
Valero Energy Corp., Gtd. Notes	Baa2	10.500%	03/15/39		1,275	1,898,897

						66,120,946

Oil & Gas Exploration/Production — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Sr. Sec’d. Notes, 144A	Aa3	6.750%	09/30/19		1,000	1,177,500

Oil Field Equipment & Services — 0.6%
Weatherford International Ltd. (Switzerland), Gtd. Notes	BBB(d)	4.500%	04/15/22		1,190	1,202,435
Weatherford International Ltd., Gtd. Notes	Baa2	9.875%	03/01/39		2,075	2,856,879
Weatherford International, Inc. (Bermuda), Gtd. Notes	Baa2	5.950%	06/15/12	(a)	9,170	9,245,267

						13,304,581

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc., Gtd. Notes, 144A	A2	5.250%	02/11/13		3,000	2,992,580

Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Gtd. Notes, 144A	Baa3	8.250%	05/01/16		2,500	2,757,370
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	8.875%	05/15/31		5,200	7,015,024
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19		1,800	2,378,261
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.700%	03/15/21		2,799	2,829,918

						14,980,573

Pharmaceuticals — 0.3%
Express Scripts, Inc., Gtd. Notes	Baa3	5.250%	06/15/12		5,580	5,627,424

Pipelines — 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.670%	03/05/14		1,700	1,806,675
Buckeye Partners LP, Sr. Unsec’d. Notes	Baa3	6.050%	01/15/18		2,677	3,020,529
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12		4,878	4,942,702
Enterprise Products Operating LLC, Gtd. Notes	Baa3	7.550%	04/15/38		2,722	3,488,012
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.450%	05/01/21		4,850	5,204,836
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850%	09/15/12		4,755	4,853,371
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/15/18		3,687	3,428,910
Spectra Energy Capital LLC, Gtd. Notes	Baa2	5.500%	03/01/14		800	851,434
Tennessee Gas Pipeline Co., Sr. Unsec’d. Notes	Baa3	8.375%	06/15/32		2,444	2,988,746
Transportadora de Gas Internacional SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	Baa3	5.700%	03/20/22	(a)	900	918,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%	03/15/32		1,500	1,977,474

						33,480,689

Real Estate Investment Trusts — 1.1%
American Tower Corp., Sr. Unsec’d. Notes	BB+(d)	4.700%	03/15/22		1,298	1,308,432
Entertainment Properties Trust, Gtd. Notes	Baa3	7.750%	07/15/20		1,800	1,892,691
Federal Realty Investment Trust, Sr. Unsec’d. Notes	Baa1	5.900%	04/01/20		1,772	1,961,025

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	BBB(d)	6.000%	03/22/22	$2,000	$1,997,276
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	Baa3	6.375%	11/12/20	3,600	3,738,913
HCP, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	01/30/17	6,000	6,667,818
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/22	1,397	1,461,275
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	3.125%	11/30/15	150	153,898
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	4,230	4,854,746

					24,036,074

Restaurants — 0.4%
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	10/15/12	4,319	4,422,600
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	7.700%	07/01/12	4,924	5,010,963

					9,433,563

Retail — 0.5%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	02/01/21	1,710	1,788,337
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	6,042	6,646,200
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	1,525	1,673,687

					10,108,224

Savings & Loan — 0.2%
First Niagara Financial Group, Inc., Sub. Notes	BBB-(d)	7.250%	12/15/21	3,315	3,548,439

Semiconductors — 0.4%
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.900%	05/01/18	6,296	7,506,752

Software — 0.3%
BMC Software, Inc., Sr. Unsec’d. Notes	Baa2	7.250%	06/01/18	6,225	7,366,926

Telecommunications — 0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	2,250	2,452,500
Harris Corp., Sr. Unsec’d. Notes	Baa1	6.375%	06/15/19	776	897,147
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	11/15/12	3,555	3,642,709
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21	275	284,295
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	5.500%	10/23/20	700	719,600
Vodafone Group PLC, Sr. Unsec’d. Notes, 144A .	A3	5.625%	02/13/13	5,000	4,953,822

					12,950,073

Transportation — 0.9%
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.625%	09/23/20	4,234	4,094,744
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	5.000%	04/07/18	3,025	3,124,420
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	3,072	3,170,329
SCF Capital Ltd. (Ireland), Gtd. Notes, 144A	Ba1	5.375%	10/27/17	750	716,250
Viterra, Inc. (Canada), Gtd. Notes, 144A	Ba1	5.950%	08/01/20	7,800	8,510,767

					19,616,510

TOTAL CORPORATE BONDS (cost $745,645,080)					756,043,493

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 1.6%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	Aa2	5.603%	07/20/20		$2,025	$2,293,312
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	A3	6.950%	11/20/29		1,650	1,889,250
Federative Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41		1,600	1,844,000
Federative Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.625%	04/29/15		4,300	4,472,000
Federative Republic of Russia (Russia), Unsec’d. Notes, 144A.	Baa1	5.625%	04/04/42		1,400	1,388,800
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	Aa3	5.950%	11/24/19		2,550	2,741,250
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	2.875%	11/09/15	(a)	3,050	3,086,130
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14		1,960	2,091,879
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes, 144A	Baa3	5.500%	11/03/21		1,100	1,152,250
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	5.000%	03/23/22		1,119	1,179,448
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	3.125%	01/20/17		500	510,000
Rebublic of Panama (Panama), Sr. Unsec’d. Notes	Baa3	6.700%	01/26/36		932	1,225,580
Republic of Indonesia (Indonesia), Notes, 144A	BB+(d)	5.250%	01/17/42		1,205	1,263,744
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, 144A	BB+(d)	5.250%	02/22/17		700	721,000
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes, 144A.	Baa1	6.125%	03/09/21		1,850	1,979,500
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes, 144A.	BBB(d)	6.625%	02/01/22		500	553,750
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa3	6.550%	03/14/37		1,250	1,592,500
Republic of South Africa (South Africa), Sr. Unsec’d. Notes.	BBB+(d)	4.665%	01/17/24		450	460,125
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	BB+(d)	6.750%	02/07/22		1,900	1,984,222
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		1,509	1,478,820

TOTAL FOREIGN GOVERNMENT BONDS (cost $32,851,718)						33,907,560

MUNICIPAL BONDS — 0.6%

California — 0.1%
University of California Regents Medical Center, Revenue Bonds	Aa1	5.770%	05/15/43		1,900	2,234,039

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%	04/01/57		1,860	1,931,368

Nevada — 0.1%
County of Clark NV Airport System Revenue, Revenue Bonds	Aa2	6.881%	07/01/42		1,175	1,323,931
Las Vegas Valley Water District, Revenue Bonds	Aa2	7.013%	06/01/39		1,000	1,309,910

						2,633,841

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%		06/15/42	$870	$983,961

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%		07/01/43	2,800	3,292,520

Texas — 0.1%
Dallas Convention Center Hotel Development Corp., General Obligation Limited Bonds	A1	7.088%		01/01/42	1,400	1,574,426

Washington
Metropolitan Washington Airports Authority, Revenue Bonds	Baa1	7.462%		10/01/46	300	333,369

TOTAL MUNICIPAL BONDS (cost $11,932,977)						12,983,524

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Arkle Master Issuer PLC (United Kingdom), Series 2010-1A, Class 2A, 144A	AAA(d)	1.645%	(c)	05/17/60	3,475	3,478,673
Arkle Master Issuer PLC (United Kingdom), Series 2010-2A, Class 1A1, 144A	Aaa	1.895%	(c)	05/17/60	1,035	1,040,304
Arkle Master Issuer PLC (United Kingdom), Series 2011-1A, Class 2A, 144A	AAA(d)	1.745%	(c)	05/17/60	2,500	2,506,266
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2006-1, Class A6, 144A.	Aaa	0.593%	(c)	11/20/56	1,374	1,369,774
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2011-1A, Class 2A1, 144A	AAA(d)	2.043%	(c)	11/20/56	3,750	3,782,370
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A2, 144A	Aaa	1.967%	(c)	10/15/54	4,025	4,041,084
Holmes Master Issuer PLC (United Kingdom), Series 2012-1A, Class A2, 144A	AAA(d)	2.165%	(c)	10/15/54	2,500	2,510,946
Permanent Master Issuer PLC (United Kingdom), Series 2010-1A, Class 1A, 144A	Aaa	1.717%	(c)	07/15/42	4,700	4,711,272
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	Aaa	2.111%	(c)	01/21/55	2,850	2,837,632

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $26,228,666)						26,278,321

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.3%
Federal Home Loan Mortgage Corp.		3.000%		TBA	24,040	24,855,105
Federal Home Loan Mortgage Corp.		3.500%		TBA	138,570	141,969,288
Federal Home Loan Mortgage Corp.		4.000%		TBA	167,000	174,593,290
Federal Home Loan Mortgage Corp.		5.000%		06/01/26	21,000	22,699,290
Federal Home Loan Mortgage Corp.		5.500%		11/01/35	6,286	6,859,274
Federal National Mortgage Assoc		3.500%		TBA	64,660	66,397,737
Federal National Mortgage Assoc		4.500%		TBA	15,000	16,054,687
Federal National Mortgage Assoc		5.500%		10/01/35-10/01/38	88,193	96,533,836
Federal National Mortgage Assoc		5.500%		TBA	61,150	66,624,833
Federal National Mortgage Assoc		6.000%		11/01/36	5,703	6,299,674
Government National Mortgage Assoc		3.500%		TBA	40,000	41,681,248

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $663,373,412)						664,568,262

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Bonds	3.125%	11/15/41		$67,485	$64,732,894
U.S. Treasury Notes	0.500%	10/15/14		119,383	119,504,293
U.S. Treasury Notes	0.625%	12/31/12		124,000	124,392,336
U.S. Treasury Notes	0.875%	02/28/17	(a)	212,475	210,981,088
U.S. Treasury Notes	2.000%	02/15/22	(a)	27,768	27,234,327

TOTAL U.S. TREASURY OBLIGATIONS
(cost $550,942,114)					546,844,938

				Shares
PREFERRED STOCK

Auto Parts & Related
Cooper-Standard Holding, Inc., CVT, 7.000%
(cost $166,400)				1,664	307,008

				Units
WARRANTS*(l)

Auto Parts & Related
Cooper-Standard Holding, Inc., expiring 11/27/17
(cost $271,993)				6,262	125,271

TOTAL LONG-TERM INVESTMENTS
(cost $2,372,510,602)					2,383,782,451

				Shares
SHORT-TERM INVESTMENT — 27.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $585,655,510; includes $264,199,750 of cash collateral for securities on loan)(b)(w)				585,655,510	585,655,510

TOTAL INVESTMENTS — 139.7%
(cost $2,958,166,112)					2,969,437,961
Liabilities in excess of other assets — (39.7)%					(844,098,783)

NET ASSETS — 100.0%					$2,125,339,178

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

NASDAQ	National Association of Securities Dealers Automated Quotations

REIT	Real Estate Investment Trust

TBA	To Be Announced
*	Non-income producing security.

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $258,103,256;
cash collateral of $264,199,750 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.

(d)	Standard & Poor’s rating.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities activley traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Preferred Stock	$—	$—	$307,008
Warrants	125,271	—	—
Asset-Backed Securities	—	227,256,441	—
Commercial Mortgage-Backed Securities	—	115,467,633	—
Corporate Bonds	—	756,043,493	—
Foreign Government Bonds	—	33,907,560	—
Municipal Bonds	—	12,983,524	—
Residential Mortgage-Backed Securities	—	26,278,321	—
U.S. Government Agency Obligations	—	664,568,262	—
U.S. Treasury Obligations	—	546,844,938	—
Affiliated Money Market Mutual Fund	585,655,510	—	—

Total	$585,780,781	$2,383,350,172	$307,008

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 94.7%
Apparel — 5.4%
Coach, Inc.	755,918	$58,417,343
Deckers Outdoor Corp.*(a)	219,185	13,819,614
NIKE, Inc. (Class B Stock)	824,943	89,456,819

		161,693,776

Banks — 6.4%
U.S. Bancorp	2,835,231	89,820,118
Wells Fargo & Co.	3,053,327	104,240,584

		194,060,702

Biotechnology — 2.5%
Biogen Idec, Inc.*	606,381	76,385,815

Chemicals — 6.6%
Dow Chemical Co. (The)	1,096,207	37,972,610
Monsanto Co.	1,122,833	89,557,160
Praxair, Inc.	632,597	72,520,920

		200,050,690

Commercial Services — 3.2%
Visa, Inc. (Class A Stock)	817,773	96,497,214

Computers — 8.7%
Accenture PLC (Ireland) (Class A Stock)	1,090,493	70,336,798
Apple, Inc.*	323,031	193,647,394

		263,984,192

Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	544,838	33,747,266

Diversified Machinery — 2.3%
Cummins, Inc.	349,090	41,904,764
Rockwell Automation, Inc.	347,691	27,710,973

		69,615,737

Diversified Manufacturing — 1.7%
Danaher Corp.	924,463	51,769,928

Entertainment & Leisure — 2.4%
Wynn Resorts Ltd.	585,258	73,087,019

Internet — 11.2%
Amazon.com, Inc.*	124,611	25,234,974
Baidu, Inc. (Cayman Islands), ADR*	664,340	96,840,842
Google, Inc. (Class A Stock)*	97,680	62,636,323
LinkedIn Corp. (Class A Stock)*(a)	159,679	16,285,661
priceline.com, Inc.*(a)	172,773	123,964,628
Youku, Inc. (Cayman Islands), ADR*(a)	584,015	12,842,490

		337,804,918

Investment Company — 1.0%
Hutchison Port Holdings Trust (Singapore)	39,344,000	30,098,160

Media — 0.5%
British Sky Broadcasting Group PLC (United Kingdom)	1,479,911	16,001,597

Metal Fabricate/Hardware — 1.8%
Precision Castparts Corp.	314,988	54,461,425

Oil & Gas — 8.0%
Continental Resources, Inc.*(a)	146,985	12,614,253
Halliburton Co.	2,281,786	75,732,477
National Oilwell Varco, Inc.	929,634	73,878,014

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.	833,940	$79,416,106

		241,640,850

Pharmaceuticals — 5.2%
Allergan, Inc.	486,095	46,388,046
Bristol-Myers Squibb Co.	1,255,712	42,380,280
Mead Johnson Nutrition Co.	825,881	68,118,665

		156,886,991

Railroads — 2.4%
Union Pacific Corp.	671,196	72,140,146

Restaurants — 2.3%
McDonald’s Corp.	717,165	70,353,886

Retail — 17.1%
AutoZone, Inc.*	53,019	19,712,464
Cie Financiere Richemont SA (Switzerland), ADR	9,001,955	55,992,160
Dollar Tree, Inc.*	141,325	13,353,799
Home Depot, Inc. (The)(a)	1,085,196	54,596,211
Limited Brands, Inc.(a)	614,885	29,514,480
Lululemon Athletica, Inc.*(a)	162,378	12,126,389
O’Reilly Automotive, Inc.*	500,874	45,754,840
Starbucks Corp.	1,681,303	93,968,025
TJX Cos., Inc. (The)	3,541,407	140,629,272
Yum! Brands, Inc.	732,621	52,147,963

		517,795,603

Semiconductors — 2.6%
QUALCOMM, Inc.	1,161,980	79,037,880

Software — 2.3%
Check Point Software Technologies Ltd. (Israel)*(a)	588,811	37,589,694
VMware, Inc. (Class A Stock)*	289,663	32,549,431

		70,139,125

TOTAL COMMON STOCKS
(cost $2,219,745,714)		2,867,252,920

PREFERRED STOCK — 0.3%
Banks
Wells Fargo & Co., 8.000%
(cost $5,673,164)	297,374	8,641,688

TOTAL LONG-TERM INVESTMENTS
(cost $2,225,418,878)		2,875,894,608

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $351,315,682; includes $197,372,524 of cash collateral for securities on loan)(b)(w)	351,315,682	$351,315,682

TOTAL INVESTMENTS — 106.6%
(cost $2,576,734,560)		3,227,210,290
Liabilities in excess of other assets — (6.6)%		(201,137,049)

NET ASSETS — 100.0%		$3,026,073,241

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,298,195; cash collateral of $197,372,524 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,867,252,920	$—	$—
Preferred Stock	8,641,688	—	—
Affiliated Money Market Mutual Fund	351,315,682	—	—

Total	$3,227,210,290	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Austria — 0.5%
Erste Group Bank AG	58,857	$1,357,230

Bermuda — 0.3%
Credicorp Ltd.	6,770	892,421

Brazil — 0.5%
Banco Santander Brasil SA, ADS(a)	148,935	1,365,734

Canada — 1.6%
Canadian National Railway Co.	61,349	4,872,951

Czech Republic — 0.5%
Komercni Banka A/S	8,107	1,614,373

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	25,419	2,100,217

France — 10.0%
Air Liquide SA	20,808	2,774,067
AXA SA	99,825	1,654,896
Danone SA	81,088	5,656,120
Dassault Systemes SA	25,420	2,338,956
Legrand SA	108,281	3,984,413
LVMH Moet Hennessy Louis Vuitton SA	34,052	5,851,772
Pernod-Ricard SA	34,773	3,635,956
Schneider Electric SA	66,702	4,358,195

		30,254,375

Germany — 7.7%
Bayer AG	72,011	5,065,232
Beiersdorf AG	17,400	1,135,378
Brenntag AG	11,131	1,363,113
Deutsche Boerse AG	31,249	2,103,855
Linde AG	55,872	10,026,244
Merck KGaA	32,151	3,558,183

		23,252,005

India — 0.4%
ICICI Bank Ltd., ADR(a)	36,120	1,259,504

Ireland — 1.9%
Accenture PLC (Class A Stock)	90,221	5,819,255

Japan — 4.2%
Aeon Credit Service Co. Ltd.(a)	54,800	862,023
Canon, Inc.	65,100	3,075,281
Hoya Corp.	110,400	2,479,565
INPEX Corp.	370	2,498,852
Lawson, Inc.	13,700	862,354
Shin-Etsu Chemical Co. Ltd.	51,500	2,974,145

		12,752,220

Netherlands — 4.7%
Akzo Nobel NV	76,633	4,524,657
Heineken NV	132,094	7,342,079
Schlumberger Ltd.	32,854	2,297,480

		14,164,216

South Korea — 1.5%
Samsung Electronics Co. Ltd.	3,951	4,445,987

Spain — 0.3%
Red Electrica Corp. SA	19,845	971,089

Sweden — 1.4%
Hennes & Mauritz AB (Class B Stock)	33,139	1,199,171

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Svenska Cellulosa AB SCA (Class B Stock)	175,152	$3,034,012

		4,233,183

Switzerland — 8.3%
Adecco SA*	20,280	1,062,639
Compagnie Financiere Richemont SA (Class A Stock)	54,073	3,390,420
Julius Baer Group Ltd.*	61,483	2,481,933
Kuehne & Nagel International AG	5,920	800,744
Nestle SA	140,528	8,842,351
Roche Holding AG	12,295	2,139,741
Sonova Holding AG*	13,860	1,540,000
Swiss Re Ltd.*	33,495	2,139,123
UBS AG*	185,485	2,599,297

		24,996,248

United Kingdom — 10.8%
Burberry Group PLC	50,271	1,203,706
Compass Group PLC	335,638	3,519,045
Delphi Automotive PLC*(a)	39,360	1,243,776
Diageo PLC	281,849	6,773,482
Reckitt Benckiser Group PLC	129,639	7,325,889
Royal Dutch Shell PLC (Class A Stock)	28,947	1,013,429
Smiths Group PLC	42,580	716,477
Standard Chartered PLC	148,369	3,702,106
Tesco PLC	298,060	1,573,253
William Hill PLC	361,051	1,509,577
WPP PLC	299,399	4,092,074

		32,672,814

United States — 42.4%
3M Co.	59,328	5,292,651
American Express Co.	54,410	3,148,163
Amphenol Corp. (Class A Stock)	46,551	2,782,353
Autodesk, Inc.*	55,412	2,345,036
Bank of New York Mellon Corp. (The)	191,623	4,623,863
Cisco Systems, Inc.	154,543	3,268,584
Colgate-Palmolive Co.	40,473	3,957,450
DENTSPLY International, Inc.	62,824	2,521,127
Dr. Pepper Snapple Group, Inc.	52,118	2,095,665
Goldman Sachs Group, Inc. (The)	24,735	3,076,292
Harley-Davidson, Inc.	12,994	637,746
Honeywell International, Inc.	99,720	6,087,906
International Flavors & Fragrances, Inc.	23,960	1,404,056
J.M. Smucker Co. (The)	31,083	2,528,913
Johnson & Johnson	31,483	2,076,619
Medtronic, Inc.	114,631	4,492,389
Microchip Technology, Inc.(a)	38,924	1,447,973
National Oilwell Varco, Inc.	36,723	2,918,377
NIKE, Inc. (Class B Stock)	14,986	1,625,082
Omnicom Group, Inc.(a)	80,902	4,097,686
Oracle Corp.	197,107	5,747,640
Praxair, Inc.	23,249	2,665,265
Procter & Gamble Co. (The)	39,750	2,671,598
Rockwell Automation, Inc.	9,413	750,216
Sally Beauty Holdings, Inc.*	69,280	1,718,144
Sherwin-Williams Co. (The)	24,388	2,650,244
St. Jude Medical, Inc.	108,256	4,796,823
State Street Corp.	113,882	5,181,631
Target Corp.	61,533	3,585,528
Thermo Fisher Scientific, Inc.	94,316	5,317,536

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
United Parcel Service, Inc. (Class B Stock)	62,820	$5,070,830
United Technologies Corp.	52,284	4,336,435
Urban Outfitters, Inc.*(a)	61,525	1,790,993
Viacom, Inc. (Class B Stock)	23,670	1,123,378
Visa, Inc. (Class A Stock)	44,517	5,253,006
Walgreen Co.	110,839	3,711,998
Walt Disney Co. (The)	178,298	7,805,886
Waters Corp.*	35,341	3,274,697

		127,879,779

TOTAL LONG-TERM INVESTMENTS (cost $264,781,698)		294,903,601

SHORT-TERM INVESTMENT — 3.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $11,760,014; includes $5,380,983 of cash collateral for securities on loan)(b)(w)	11,760,014	11,760,014

Value
TOTAL INVESTMENTS — 101.6%
(cost $276,541,712)	$306,663,615
Liabilities in excess of other assets — (1.6)%	(4,686,125)

NET ASSETS — 100.0%	$301,977,490

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ADS	American Depositary Security
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,251,951; cash collateral of $5,380,983 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$1,357,230	$—	$—
Bermuda	892,421	—	—
Brazil	1,365,734	—	—
Canada	4,872,951	—	—
Czech Republic	1,614,373	—	—
Denmark	2,100,217	—	—
France	30,254,375	—	—
Germany	23,252,005	—	—
India	1,259,504	—	—
Ireland	5,819,255	—	—
Japan	12,752,220	—	—
Netherlands	14,164,216	—	—
South Korea	4,445,987	—	—
Spain	971,089	—	—
Sweden	4,233,183	—	—
Switzerland	24,996,248	—	—
United Kingdom	32,672,814	—	—
United States	127,879,779	—	—
Affiliated Money Market Mutual Fund	11,760,014	—	—

Total	$306,663,615	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Chemicals	11.1%
Food	7.3
Beverages	7.3
Banks	6.9
Retail & Merchandising	5.9
Computer Services & Software	5.4
Medical Supplies & Equipment	5.1
Diversified Manufacturing	4.4
Electronic Components & Equipment	4.0
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	3.9
Consumer Products & Services	3.7
Entertainment & Leisure	3.3
Oil & Gas	2.9
Electronics	2.9
Financial Services	2.4
Diversified Financial Services	2.0
Semiconductors	2.0

Transportation	1.9%
Pharmaceuticals	1.9
Conglomerates	1.8
Commercial Services	1.7
Media	1.7
Railroads	1.6
Aerospace & Defense	1.4
Advertising	1.4
Cosmetics/Personal Care	1.3
Insurance	1.3
Telecommunications	1.1
Office Equipment	1.0
Paper & Forest Products	1.0
Industrial Products	0.8
Auto Parts & Equipment	0.4
Clothing & Apparel	0.4
Business Services	0.4

101.6
Liabilities in excess of other assets	(1.6)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Apparel — 0.6%
VF Corp.	63,253	$9,233,673

Automotive Parts & Equipment — 1.1%
Johnson Controls, Inc.(a)	474,940	15,426,051

Beverages — 1.2%
Diageo PLC (United Kingdom)	722,496	17,363,248

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	187,970	17,454,894
Biogen Idec, Inc.*	118,686	14,950,875
Celgene Corp.*	243,927	18,909,221
Gilead Sciences, Inc.*	176,170	8,605,905

		59,920,895

Building Materials — 0.4%
Owens Corning*(a)	174,500	6,287,235

Chemicals — 2.4%
Airgas, Inc.	121,250	10,787,613
Albemarle Corp.(a)	49,780	3,181,938
Celanese Corp. (Class A Stock)	182,080	8,408,454
Praxair, Inc.	102,443	11,744,066

		34,122,071

Commercial Services — 3.4%
FleetCor Technologies, Inc.*	137,120	5,316,142
MasterCard, Inc. (Class A Stock)	54,013	22,714,627
Sotheby’s	84,670	3,330,918
United Rentals, Inc.*(a)	65,580	2,812,726
Verisk Analytics, Inc. (Class A Stock)*	305,610	14,354,502

		48,528,915

Computer Hardware — 9.1%
Apple, Inc.*	202,615	121,461,614
NetApp, Inc.*(a)	221,290	9,907,153

		131,368,767

Computer Services & Software — 6.8%
Autodesk, Inc.*	320,170	13,549,594
Cerner Corp.*(a)	134,558	10,247,937
Cognizant Technology Solutions Corp. (Class A Stock)*	259,106	19,938,207
EMC Corp.*(a)	1,169,440	34,942,867
Red Hat, Inc.*	240,880	14,426,303
VeriFone Systems, Inc.*(a)	97,470	5,055,769

		98,160,677

Conglomerates — 1.5%
Honeywell International, Inc.	352,620	21,527,451

Construction — 0.6%
Fluor Corp.	135,640	8,143,826

Cosmetics/Personal Care — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	113,270	7,015,944

Distribution/Wholesale — 0.1%
LKQ Corp.*	67,310	2,098,053

Diversified Financial Services — 1.7%
Affiliated Managers Group, Inc.*	98,680	11,033,411
BlackRock, Inc.(a)	68,790	14,095,071

		25,128,482

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control — 0.4%
Stericycle, Inc.*(a)	67,110	$5,613,080

Farming & Agriculture — 0.4%
Monsanto Co.	69,430	5,537,737

Financial – Brokerage — 1.7%
Visa, Inc. (Class A Stock)	204,080	24,081,440

Food — 1.4%
Danone SA (France)	163,857	11,429,495
General Mills, Inc.	99,300	3,917,385
Kraft Foods, Inc. (Class A Stock)	140,410	5,336,984

		20,683,864

Hand/Machine Tools — 0.9%
Stanley Black & Decker, Inc.(a)	177,160	13,634,234

Healthcare Products — 1.6%
Cooper Cos., Inc. (The)(a)	26,940	2,201,267
Covidien PLC (Ireland)	309,278	16,911,321
IDEXX Laboratories, Inc.*(a)	43,100	3,769,095

		22,881,683

Holding Companies – Diversified — 0.4%
LVMH Moet Hennessy Louis Vuitton SA (France)	33,318	5,725,636

Hotels & Motels — 1.0%
Las Vegas Sands Corp.	243,920	14,042,474

Internet Services — 6.2%
Amazon.com, Inc.*	22,700	4,596,977
F5 Networks, Inc.*	108,127	14,592,820
Google, Inc. (Class A Stock)*	86,731	55,615,386
priceline.com, Inc.*	14,702	10,548,685
VeriSign, Inc.	122,030	4,678,630

		90,032,498

Leisure Time — 0.8%
Polaris Industries, Inc.(a)	76,850	5,544,728
Royal Caribbean Cruises Ltd. (Liberia)(a)	181,000	5,326,830

		10,871,558

Machinery & Equipment — 2.1%
Joy Global, Inc.	105,540	7,757,190
Thermo Fisher Scientific, Inc.	408,777	23,046,847

		30,804,037

Media — 5.2%
Comcast Corp. (Special Class A Stock)	618,671	18,256,981
Discovery Communications, Inc. (Class A Stock)*(a)	184,410	9,331,146
News Corp. (Class A Stock)	760,160	14,967,550
Viacom, Inc. (Class B Stock)	472,080	22,404,917
Walt Disney Co. (The)	226,980	9,937,184

		74,897,778

Medical Supplies & Equipment — 0.9%
Abbott Laboratories(a)	208,420	12,774,062

Metals & Mining — 1.9%
Precision Castparts Corp.(a)	156,146	26,997,643

Miscellaneous Manufacturing — 3.4%
Danaher Corp.	816,253	45,710,168
Polypore International, Inc.*(a)	91,550	3,218,898

		48,929,066

AST MFS GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Networking/Telecom Equipment — 2.8%
QUALCOMM, Inc.	584,433	$39,753,133

Oil & Gas — 4.0%
Cabot Oil & Gas Corp.(a)	226,880	7,071,850
Ensco PLC (United Kingdom), ADR	187,120	9,904,262
EQT Corp.	97,600	4,705,296
Noble Energy, Inc.(a)	138,920	13,583,598
Occidental Petroleum Corp.	89,730	8,544,988
Pioneer Natural Resources Co.	50,243	5,606,616
Schlumberger Ltd. (Netherlands)	39,302	2,748,389
SM Energy Co.(a)	78,280	5,539,876

		57,704,875

Oil & Gas Services — 2.9%
Cameron International Corp.*	274,710	14,512,929
Core Laboratories NV (Netherlands)	32,730	4,306,286
Dresser-Rand Group, Inc.*	183,720	8,522,771
FMC Technologies, Inc.*	104,030	5,245,193
National Oilwell Varco, Inc.	35,340	2,808,470
Oceaneering International, Inc.	113,510	6,117,054

		41,512,703

Pharmaceuticals — 2.6%
Allergan, Inc.	193,427	18,458,739
Mead Johnson Nutrition Co.	206,690	17,047,791
Teva Pharmaceutical Industries Ltd. (Israel), ADR	59,210	2,668,003

		38,174,533

Real Estate — 0.4%
Jones Lang LaSalle, Inc.	73,490	6,122,452

Real Estate Investment Trust — 2.0%
American Tower Corp.	462,660	29,156,833

Restaurants — 1.3%
Starbucks Corp.	332,310	18,572,806

Retail — 4.5%
Dollar General Corp.*(a)	212,230	9,805,026
PetSmart, Inc.(a)	170,790	9,772,604
Ross Stores, Inc.	356,041	20,685,982
Tiffany & Co.	100,830	6,970,378
Tractor Supply Co.	79,570	7,205,859
Urban Outfitters, Inc.*(a)	269,942	7,858,012
Yum! Brands, Inc.	40,180	2,860,012

		65,157,873

Retail & Merchandising — 3.2%
Costco Wholesale Corp.(a)	149,328	13,558,982
NIKE, Inc. (Class B Stock)(a)	80,940	8,777,134
Target Corp.	403,866	23,533,272

		45,869,388

Semiconductors — 2.0%
Altera Corp.	252,210	10,043,002
ASML Holding NV (Netherlands)	117,447	5,888,793
Broadcom Corp. (Class A Stock)*	339,164	13,329,145

		29,260,940

	Shares	Value
COMMON STOCKS (Continued)
Software — 4.4%
Check Point Software Technologies Ltd. (Israel)*(a)	309,390	$19,751,458
Citrix Systems, Inc.*	103,230	8,145,879
Nuance Communications, Inc.*(a)	160,500	4,105,590
Oracle Corp.	622,990	18,166,388
Parametric Technology Corp.*	163,630	4,571,822
salesforce.com, Inc.*(a)	23,828	3,681,664
VMware, Inc. (Class A Stock)*(a)	41,520	4,665,602

		63,088,403

Tobacco — 1.1%
Philip Morris International, Inc.	187,220	16,589,564

Transportation — 2.2%
Expeditors International of Washington, Inc.(a)	247,695	11,520,294
Kansas City Southern*(a)	140,480	10,071,011
Union Pacific Corp.	91,578	9,842,803

		31,434,108

TOTAL LONG-TERM INVESTMENTS (cost $1,172,318,754)		1,374,229,689

SHORT-TERM INVESTMENT — 13.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $191,652,409; includes $147,764,794 of cash collateral received for securities on loan)(b)(w)	191,652,409	191,652,409

TOTAL INVESTMENTS — 108.5% (cost $1,363,971,163)		1,565,882,098
Liabilities in excess of other assets — (8.5)%		(122,101,072)

NET ASSETS — 100.0%		$1,443,781,026

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,974,669; cash collateral of $147,764,794 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,374,229,689	$—	$—
Affiliated Money Market Mutual Fund	191,652,409	—	—

Total	$1,565,882,098	$—	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS
Aerospace & Defense — 3.9%
Goodrich Corp.	52,100	$6,535,424
Northrop Grumman Corp.	40,500	2,473,740
TransDigm Group, Inc.*	85,457	9,892,502

		18,901,666

Automotive Parts — 1.4%
BorgWarner, Inc.*(a)	82,100	6,924,314

Banks — 3.4%
KeyCorp.	492,700	4,187,950
M&T Bank Corp.(a)	56,700	4,926,096
Northern Trust Corp.	57,700	2,737,865
TCF Financial Corp.(a)	411,260	4,889,881

		16,741,792

Biotechnology — 1.0%
Life Technologies Corp.*	102,400	4,999,168

Building Materials — 0.5%
Masco Corp.(a)	188,200	2,516,234

Chemicals — 2.2%
Eastman Chemical Co.	96,700	4,998,423
Valspar Corp. (The)	123,100	5,944,499

		10,942,922

Clothing & Apparel — 1.6%
VF Corp.	51,900	7,576,362

Commercial Services — 1.4%
Convergys Corp.*	368,100	4,914,135
PHH Corp.*(a)	124,100	1,919,827

		6,833,962

Computer Services & Software — 5.4%
Autodesk, Inc.*	71,100	3,008,952
Computer Sciences Corp.	323,287	9,679,213
Global Payments, Inc.	67,600	3,208,972
Intuit, Inc.	105,300	6,331,689
Synopsys, Inc.*	132,500	4,062,450

		26,291,276

Construction — 3.9%
D.R. Horton, Inc.(a)	280,900	4,261,253
Pulte Group, Inc.*(a)	468,100	4,142,685
URS Corp.	253,400	10,774,568

		19,178,506

Consumer Products & Services — 0.7%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	61,600	3,336,256

Containers & Packaging — 3.5%
Bemis Co., Inc.(a)	233,700	7,546,173
Sonoco Products Co.	282,397	9,375,580

		16,921,753

Diversified — 2.0%
AptarGroup, Inc.	42,878	2,348,428
Dover Corp.(a)	120,200	7,565,388

		9,913,816

Electric Utilities — 0.6%
Great Plains Energy, Inc.	142,036	2,879,070

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components — 0.7%
Flextronics International Ltd. (Singapore)*	490,800	$3,548,484

Energy Delivery — 0.6%
Integrys Energy Group, Inc.	56,300	2,983,337

Entertainment & Leisure — 2.2%
Brunswick Corp.	416,500	10,724,875

Financial – Bank & Trust — 1.5%
Astoria Financial Corp.(a)	229,950	2,267,307
Bank of Hawaii Corp.	104,100	5,033,235

		7,300,542

Financial Services — 3.2%
Eaton Vance Corp.(a)	109,100	3,118,078
IntercontinentalExchange, Inc.*	40,800	5,606,736
Jefferies Group, Inc.(a)	163,700	3,084,108
Raymond James Financial, Inc.	107,175	3,915,103

		15,724,025

Food Products — 1.0%
Sara Lee Corp.	224,254	4,828,189

Gas Utilities — 1.0%
Energen Corp.	50,500	2,482,075
UGI Corp.	86,600	2,359,850

		4,841,925

Healthcare Equipment & Services — 1.8%
Express Scripts, Inc.*(a)	165,400	8,961,372

Healthcare Providers & Services — 0.9%
Covance, Inc.*(a)	64,300	3,062,609
HCA Holdings, Inc.	53,042	1,312,259

		4,374,868

Hotels, Restaurants & Leisure — 3.3%
International Game Technology	155,400	2,609,166
Wyndham Worldwide Corp.	167,100	7,771,821
Yum! Brands, Inc.	82,400	5,865,232

		16,246,219

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	152,731	7,624,332

Insurance — 7.4%
Allstate Corp. (The)	308,100	10,142,652
HCC Insurance Holdings, Inc.	239,200	7,455,864
Lincoln National Corp.	392,287	10,340,685
Progressive Corp. (The)	188,800	4,376,384
Reinsurance Group of America, Inc.	60,200	3,580,094

		35,895,679

Leisure Equipment & Products — 1.3%
Mattel, Inc.	193,900	6,526,674

Machinery & Equipment — 3.8%
Cummins, Inc.	79,100	9,495,164
Joy Global, Inc.	76,200	5,600,700
Snap-on, Inc.	58,300	3,554,551

		18,650,415

Manufacturing — 0.5%
Harsco Corp.	105,500	2,475,030

Medical Supplies & Equipment — 0.7%
C.R. Bard, Inc.	32,000	3,159,040

AST MID-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.7%
Allegheny Technologies, Inc.	80,200	$3,301,834

Office Equipment — 1.1%
Steelcase, Inc. (Class A Stock)	576,700	5,536,320

Oil, Gas & Consumable Fuels — 8.0%
Chesapeake Energy Corp.(a)	112,600	2,608,942
Helix Energy Solutions Group, Inc.*(a)	168,000	2,990,400
Murphy Oil Corp.	143,200	8,057,864
Nabors Industries Ltd. (Bermuda)*	162,000	2,833,380
Newfield Exploration Co.*	116,300	4,033,284
ONEOK, Inc.	60,200	4,915,932
QEP Resources, Inc.(a)	164,100	5,005,050
SEACOR Holdings, Inc.*	52,000	4,980,560
Whiting Petroleum Corp.*(a)	71,200	3,866,160

		39,291,572

Printing & Publishing — 1.7%
RR Donnelley & Sons Co.(a)	661,468	8,195,588

Real Estate Investment Trusts — 6.7%
American Tower Corp.	144,300	9,093,786
Boston Properties, Inc.(a)	39,800	4,178,602
Capstead Mortgage Corp.	172,300	2,258,853
Duke Realty Corp.(a)	699,238	10,027,073
Entertainment Properties Trust(a)	51,000	2,365,380
Health Care REIT, Inc.(a)	89,485	4,918,096

		32,841,790

Restaurants — 1.8%
Darden Restaurants, Inc.(a)	174,800	8,942,768

Retail & Merchandising — 2.6%
Ruddick Corp.	123,896	4,968,230
TJX Cos., Inc. (The)	193,000	7,664,030

		12,632,260

Semiconductors — 1.7%
International Rectifier Corp.*(a)	122,100	2,816,847
Xilinx, Inc.	147,700	5,380,711

		8,197,558

Telecommunications — 1.6%
Comtech Telecommunications Corp.(a)	148,294	4,831,418
NII Holdings, Inc.*	147,000	2,691,570

		7,522,988

Thrifts & Mortgage Finance — 0.5%
First Niagara Financial Group, Inc	232,900	2,291,736

Transportation — 3.2%
CSX Corp.	251,900	5,420,888
GATX Corp.	78,000	3,143,400
Werner Enterprises, Inc.(a)	291,200	7,239,232

		15,803,520

Utilities — 3.0%
PG&E Corp.	170,300	7,392,723
Pinnacle West Capital Corp.	153,800	7,367,020

		14,759,743

TOTAL LONG-TERM INVESTMENTS (cost $406,638,437)		467,139,780

	Shares	Value
SHORT-TERM INVESTMENT — 23.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $115,131,427; includes $92,653,894 of cash collateral for securities on loan)(b)(w)	115,131,427	$115,131,427

TOTAL INVESTMENTS — 119.1% (cost $521,769,864)		582,271,207
Liabilities in excess of other assets — (19.1)%		(93,505,185)

NET ASSETS — 100.0%		$488,766,022

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,928,722; cash collateral of $92,653,894 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$463,930,808	$—	$3,208,972
Affiliated Money Market Mutual Fund	115,131,427	—	—

Total	$579,062,235	$—	$3,208,972

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 9.5%
Bank of Nova Scotia	0.392%	(c)	05/10/12	$17,000	$17,000,000
Bank of Nova Scotia	0.620%	(c)	01/11/13	9,000	8,996,931
Bank of Nova Scotia	0.674%	(c)	06/11/12	3,000	3,001,101
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.220%		05/04/12	5,000	5,000,090
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.420%		04/23/12	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.540%		04/30/12	19,000	19,000,885
Barclays Bank PLC	0.812%		08/02/12	19,000	19,000,000
Branch Banking & Trust Co.	0.310%		06/07/12	8,000	8,000,000
Canadian Imperial Bank of Commerce	0.613%	(c)	01/30/13	16,000	16,000,000
Canadian Imperial Bank of Commerce	0.793%	(c)	11/21/12	8,500	8,513,660
Commonwealth Bank of Australia	0.853%	(c)	04/27/12	13,000	13,005,623
Credit Suisse NY	0.953%	(c)	01/30/13	18,000	18,000,000
Credit Suisse NY	3.450%		07/02/12	22,000	22,162,941
Lloyds TSB Bank PLC	0.520%		04/26/12	18,000	18,000,000
Mizuho Corporate Bank (USA)	0.420%		05/07/12	5,000	5,000,923
Nordea Bank Finland PLC	0.783%	(c)	07/05/12	9,000	8,999,088
Norinchukin Bank	0.230%		04/10/12	20,500	20,500,000
Rabobank Nederland NV	0.660%		07/30/12	28,000	28,000,000
Royal Bank of Canada	0.610%	(c)	01/25/13	17,000	17,000,000
Skandinaviska Enskilda Banken AB	0.530%		05/14/12	15,500	15,500,000
Societe Generale	0.330%		04/03/12	16,000	16,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $328,681,242)					328,681,242

COMMERCIAL PAPER — 17.8%
ABN AMRO Funding USA LLC, 144A(n)	0.475%		05/14/12	22,000	21,987,808
AXA Financial, Inc., 144A(n)	0.350%		04/05/12	8,000	7,999,767
BHP Billiton Finance (USA) Ltd., 144A(n)	0.200%		05/10/12	6,000	5,998,733
BHP Billiton Finance (USA) Ltd., 144A(n)	0.200%		05/16/12	31,000	30,992,423
Commonwealth Bank of Australia, 144A(n)	0.517%		06/22/12	11,000	10,998,136
Credit Agricole North America, Inc.(n)	0.310%		04/05/12	17,000	16,999,561
DNB Bank ASA, 144A(n)	0.315%		04/18/12	15,250	15,247,865
DNB Bank ASA, 144A(n)	0.365%		07/02/12	19,000	18,982,470
DNB Bank ASA, 144A(n)	0.525%		09/12/12	21,000	20,950,081
DNB Bank ASA, 144A(n)	0.534%		09/14/12	13,000	13,000,000
Electricite de France, 144A(n)	0.330%		04/05/12	12,000	11,999,670
Electricite de France, 144A(n)	0.400%		04/19/12	6,000	5,998,867
Electricite de France, 144A(n)	0.425%		05/02/12	7,000	6,997,521
Electricite de France, 144A(n)	0.430%		05/23/12	6,000	5,996,345
GDF Suez, 144A(n)	0.260%		05/09/12	15,000	14,995,992
HSBC USA, Inc.(n)	0.265%		05/17/12	10,520	10,516,515
HSBC USA, Inc.(n)	0.270%		05/18/12	25,000	24,991,375
HSBC USA, Inc.(n)	0.270%		05/21/12	4,000	3,998,530
ING US Funding LLC(n)	0.550%		04/23/12	11,000	10,996,471
ING US Funding LLC(n)	0.550%		04/24/12	17,000	16,994,286
International Bank for Reconstruction & Development(n)	0.140%		06/11/12	25,000	24,993,194
International Bank for Reconstruction & Development	2.000%		04/02/12	12,000	12,000,000
International Finance Corp.(n)	0.120%		05/08/12	15,000	14,998,200
JPMorgan Chase & Co.(n)	0.292%		09/12/12	30,000	30,000,000
Philip Morris International, Inc., 144A(n)	0.200%		05/02/12	10,500	10,498,250
Philip Morris International, Inc., 144A(n)	0.200%		05/04/12	15,000	14,997,333
PNC Bank National Assoc.(n)	0.230%		06/18/12	10,500	10,494,835
Rabobank USA Financial Corp.(n)	0.050%		05/01/12	25,500	25,489,729
Schlumberger Holdings Corp., 144A(n)	0.150%		04/10/12	10,000	9,999,667
Schlumberger Holdings Corp., 144A(n)	0.200%		04/12/12	15,000	14,999,167
Skandinaviska Enskilda Banken AB, 144A(n)	0.430%		04/04/12	7,000	6,999,833
Standard Chartered Bank, 144A(n)	0.530%		04/17/12	24,000	23,994,700

AST MONEY MARKET PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Standard Chartered Bank, 144A(n)	0.610%		06/11/12	$18,000	$17,978,650
State Street Corp.(n)	0.200%		06/01/12	14,000	13,995,333
Sumitomo Mitsui Banking Corp., 144A(n)	0.450%		04/16/12	24,000	23,995,800
Svenska Handelsbanken, Inc., 144A(n)	0.420%		04/12/12	18,000	17,997,900
Swedbank AB(n)	0.550%		05/10/12	25,000	24,985,486
US Bank National Assoc.	0.150%		04/02/12	8,000	8,000,000
US Bank National Assoc.	0.150%		04/30/12	32,000	32,000,000

TOTAL COMMERCIAL PAPER (cost $615,060,493)					615,060,493

CORPORATE BONDS — 2.4%
Bank of Montreal, Certificate of Deposit	0.760%	(c)	10/25/12	6,000	6,005,030
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.718%	(c)	04/03/13	34,000	34,000,000
Shell International Finance BV, Gtd. Notes	0.824%	(c)	06/22/12	15,324	15,337,799
Toyota Motor Credit Corp., Notes, MTN	0.720%	(c)	11/09/12	9,000	9,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.713%	(c)	04/03/13	18,000	18,000,000

TOTAL CORPORATE BONDS (cost $82,342,829)					82,342,829

OTHER INSTRUMENTS - AGENCY BONDS — 3.0%
Bank of America Corp., FDIC Gtd. Notes, MTN	0.853%	(c)	04/30/12	2,735	2,736,516
Bank of America Corp., FDIC Gtd. Notes, MTN	2.100%		04/30/12	12,025	12,042,796
Bank of America Corp., FDIC Gtd. Notes, MTN	3.125%		06/15/12	32,654	32,846,779
Citibank NA, FDIC Gtd. Notes	1.875%		05/07/12	7,000	7,011,970
Citibank NA, FDIC Gtd. Notes	1.875%		06/04/12	10,000	10,030,325
Citigroup, Inc., FDIC Gtd. Notes	2.125%		04/30/12	7,020	7,030,817
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	3.250%		06/15/12	8,000	8,050,849
JPMorgan Chase & Co., FDIC Gtd. Notes	0.704%	(c)	06/15/12	17,000	17,019,333
JPMorgan Chase & Co., FDIC Gtd. Notes	2.200%		06/15/12	6,000	6,025,366

TOTAL OTHER INSTRUMENTS - AGENCY BONDS (cost $102,794,751)					102,794,751

REPURCHASE AGREEMENTS(m) — 29.0%
Barclays Capital, Inc., 0.170%, dated 03/19/12, due 04/19/12 in the amount of $67,009,808(g)				67,000	67,000,000
Barclays Capital, Inc., 0.180%, dated 03/26/12, due 04/02/12 in the amount of $63,002,205				63,000	63,000,000
BNP Bank Securities Corp., 0.170%, dated 03/28/12, due 04/04/12 in the amount of $42,001,388				42,000	42,000,000
BNP Bank Securities Corp., 0.180%, dated 03/26/12, due 04/02/12 in the amount of $51,001,785				51,000	51,000,000
BNP Paribas Securities Corp., 0.160%, dated 03/30/12, due 04/02/12 in the amount of $60,000,800				60,000	60,000,000
BNP Paribas Securities Corp., 0.160%, dated 03/30/12, due 04/05/12 in the amount of $42,001,120				42,000	42,000,000
BNP Paribas Securities Corp., 0.180%, dated 03/27/12, due 04/03/12 in the amount of $51,001,785				51,000	51,000,000
Credit Suisse Securities, Inc., 0.160%, dated 03/22/12, due 04/23/12 in the amount of $42,005,973(g)				42,000	42,000,000
Credit Suisse Securities, Inc., 0.180%, dated 03/19/12, due 04/19/12 in the amount of $43,006,665(g)				43,000	43,000,000

AST MONEY MARKET PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

			Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Deutsche Bank Securities, Inc., 0.150%, dated 03/28/12, due 04/04/12 in the amount of $22,000,642			$22,000	$22,000,000
Deutsche Bank Securities, Inc., 0.160%, dated 03/27/12, due 04/03/12 in the amount of $59,001,836			59,000	59,000,000
Goldman Sachs & Co., 0.200%, dated 03/28/12, due 04/04/12 in the amount of $42,001,633			42,000	42,000,000
Goldman Sachs & Co., 0.200%, dated 03/29/12, due 04/05/12 in the amount of $42,001,633			42,000	42,000,000
Goldman Sachs & Co., 0.200%, dated 03/30/12, due 04/03/12 in the amount of $85,001,889			85,000	85,000,000
HSBC Securities (USA), Inc., 0.180%, dated 03/30/12, due 04/02/12 in the amount of $124,493,867			124,492	124,492,000
UBS Securities LLC, 0.140%, dated 03/29/12, due 04/05/12 in the amount of $42,001,143			42,000	42,000,000
UBS Securities LLC, 0.180%, dated 03/27/12, due 04/03/12 in the amount of $42,001,470			42,000	42,000,000
UBS Securities LLC, 0.180%, dated 03/28/12, due 04/04/12 in the amount of $42,001,470			42,000	42,000,000
UBS Securities LLC, 0.190%, dated 03/26/12, due 04/02/12 in the amount of $43,001,589			43,000	43,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,004,492,000)				1,004,492,000

	Interest Rate	Maturity Date
TIME DEPOSIT — 0.7%
US Bank National Assoc. (cost $25,000,000)(n)	0.150%	04/02/12	25,000	25,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 31.2%
Federal Home Loan Bank(n)	0.070%	05/21/12	35,500	35,496,618
Federal Home Loan Bank(n)	0.070%	05/24/12	50,000	49,994,944
Federal Home Loan Bank(n)	0.070%	06/01/12	117,000	116,986,351
Federal Home Loan Bank(n)	0.080%	04/09/12	11,000	10,999,829
Federal Home Loan Bank(n)	0.085%	05/18/12	22,000	21,997,611
Federal Home Loan Bank(n)	0.090%	04/09/12	9,000	8,999,842
Federal Home Loan Bank(n)	0.100%	04/09/12	60,000	59,998,834
Federal Home Loan Bank(n)	0.100%	04/13/12	7,000	6,999,786
Federal Home Loan Bank(n)	0.100%	04/20/12	9,000	8,999,550
Federal Home Loan Bank.	0.110%	04/23/12	11,000	10,999,917
Federal Home Loan Bank(n)	0.110%	05/04/12	15,000	14,998,533
Federal Home Loan Bank(n)	0.120%	05/16/12	13,000	12,998,093
Federal Home Loan Bank	0.120%	08/16/12	11,250	11,248,244
Federal Home Loan Bank(n)	0.140%	05/23/12	18,000	17,996,430
Federal Home Loan Bank(n)	0.160%	05/15/12	29,000	28,994,458
Federal Home Loan Bank(n)	0.160%	06/15/12	34,000	33,988,818
Federal Home Loan Bank	0.200%	05/11/12	27,000	26,999,330
Federal Home Loan Mortgage Corp.(n)	0.030%	04/25/12	13,000	12,999,751
Federal Home Loan Mortgage Corp.(n)	0.040%	05/22/12	25,000	24,998,611
Federal Home Loan Mortgage Corp.(n)	0.040%	05/30/12	18,000	17,998,840
Federal Home Loan Mortgage Corp.(n)	0.065%	06/12/12	17,000	16,997,821
Federal Home Loan Mortgage Corp.(n)	0.070%	07/05/12	21,000	20,996,162
Federal Home Loan Mortgage Corp.(n)	0.080%	07/11/12	11,000	10,997,556
Federal Home Loan Mortgage Corp.(n)	0.090%	05/25/12	13,000	12,998,277
Federal Home Loan Mortgage Corp.(n)	0.090%	06/13/12	36,000	35,993,520
Federal Home Loan Mortgage Corp.(n)	0.090%	06/14/12	6,000	5,998,905
Federal Home Loan Mortgage Corp.(n)	0.100%	04/02/12	40,000	40,000,000
Federal Home Loan Mortgage Corp.(n)	0.100%	06/06/12	11,000	10,998,014

AST MONEY MARKET PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.(n)	0.120%		07/24/12	$16,000	$15,993,973
Federal Home Loan Mortgage Corp.(n)	0.120%		07/25/12	15,000	14,994,300
Federal Home Loan Mortgage Corp.(n)	0.120%		08/14/12	15,000	14,993,300
Federal Home Loan Mortgage Corp.(n)	0.130%		07/24/12	24,000	23,990,207
Federal Home Loan Mortgage Corp.(n)	0.130%		08/08/12	30,000	29,986,133
Federal Home Loan Mortgage Corp.(n)	0.130%		08/22/12	53,000	52,972,823
Federal Home Loan Mortgage Corp.	1.000%		08/28/12	6,000	6,020,433
Federal Home Loan Mortgage Corp.	1.750%		06/15/12	35,000	35,115,147
Federal National Mortgage Assoc.(n)	0.030%		04/16/12	47,000	46,999,452
Federal National Mortgage Assoc.(n)	0.030%		04/26/12	10,000	9,999,800
Federal National Mortgage Assoc.(n)	0.060%		05/07/12	15,000	14,999,125
Federal National Mortgage Assoc.(n)	0.070%		06/18/12	27,000	26,995,956
Federal National Mortgage Assoc.(n)	0.100%		06/01/12	35,000	34,994,167
Federal National Mortgage Assoc	0.262%	(c)	08/23/12	16,000	16,004,285
Federal National Mortgage Assoc	0.272%	(c)	09/17/12	5,500	5,502,601
Federal National Mortgage Assoc	0.272%	(c)	10/18/12	16,500	16,514,259
Federal National Mortgage Assoc	1.750%		08/10/12	24,000	24,135,968

TOTAL U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (cost $1,079,886,574)					1,079,886,574

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bills(n)	0.040%		05/17/12	20,000	19,997,387
U.S. Treasury Bills(n)	0.070%		07/19/12	50,000	49,989,500
U.S. Treasury Bills(n)	0.107%		07/12/12	12,000	11,996,398
U.S. Treasury Bills(n)	0.110%		04/26/12	21,000	20,998,460
U.S. Treasury Bills(n)	0.145%		08/16/12	19,000	18,989,592
U.S. Treasury Bills(n)	0.150%		04/19/12	40,000	39,997,076
U.S. Treasury Notes	1.375%		05/15/12	5,000	5,007,549
U.S. Treasury Notes	1.875%		06/15/12	15,000	15,054,307
U.S. Treasury Notes	4.125%		08/31/12	47,500	48,284,818
U.S. Treasury Notes	4.625%		07/31/12	23,000	23,343,320

TOTAL U.S. TREASURY OBLIGATIONS (cost $253,658,407)					253,658,407

TOTAL INVESTMENTS — 100.9% (cost $3,491,916,296)					3,491,916,296
Liabilities in excess of other assets — (0.9)%					(32,259,207)

NET ASSETS — 100.0%					$3,459,657,089

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securites are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.

(g)	Indicates a security that has been deemed illiquid.

(m)	Repurchase agreements are collateralized by FNMA (coupon rates 3.50%-7.00%, maturity dates 12/01/18-03/01/48), FHLMC (coupon rates 3.50%-6.50%, maturity dates 02/01/42-03/01/42), GNMA (coupon rates 4.00%-6.00%, maturity dates 11/20/38-08/15/41) and U.S. Treasury Securities (coupon rates 0.38%-1.38%, maturity dates 03/15/15- 11/30/15), with the aggregate value, including accrued interest, of $1,020,762,616.

(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST MONEY MARKET PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$328,681,242	$—
Commercial Paper	—	615,060,493	—
Corporate Bonds	—	82,342,829	—
Other Instruments - Agency Bonds	—	102,794,751	—
Repurchase Agreements	—	1,004,492,000	—
Time Deposit	—	25,000,000	—
U.S. Government Agency/Supra National Obligations	—	1,079,886,574	—
U.S. Treasury Obligations	—	253,658,407	—

Total	$—	$3,491,916,296	$—

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.0%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4	Aaa	5.414%		09/10/47	$3,500	$3,883,061
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-6, Class A4	Aaa	5.356%		10/10/45	1,500	1,656,910
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A4	Aa3	5.837%	(c)	06/10/49	2,500	2,776,227
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aaa	5.322%		12/11/49	4,750	5,195,730
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B	Aa1	6.204%	(c)	12/10/49	3,165	3,578,469
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3	Aaa	5.467%		09/15/39	3,990	4,400,599
CW Capital Cobalt Ltd., Series 2006-C1, Class A4	AA-(d)	5.223%		08/15/48	1,500	1,646,020
CW Capital Cobalt Ltd., Series 2007-C3, Class A4	BBB+(d)	6.010%	(c)	05/15/46	840	922,192
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	4,000	4,401,680
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	(c)	04/10/38	2,910	3,224,562
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	3,650	4,112,145
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	A1	5.980%	(c)	08/10/45	5,000	5,548,485
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	Aaa	5.814%	(c)	06/12/43	2,500	2,822,465
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	4,000	4,381,124
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4	Aaa	5.440%		06/12/47	3,500	3,891,254
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4	Aa2	5.925%	(c)	02/12/49	5,000	5,625,600
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4.	Aa2	6.003%	(c)	06/15/49	4,000	4,384,340
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4.	Aaa	5.882%	(c)	02/15/51	2,600	2,915,713
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		01/15/49	4,000	4,432,760
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	3,500	3,859,695
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	Aa2	5.810%	(c)	06/12/50	4,000	4,334,548
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44	1,150	1,261,097
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	3,000	3,433,221
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	Aaa	5.678%		05/15/46	1,686	1,910,494

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $80,709,957)						84,598,391

CORPORATE BONDS — 25.0%

Aerospace & Defense — 0.4%
L-3 Communications Corp., Gtd. Notes	Baa3	3.950%		11/15/16	3,505	3,690,369

Agriculture — 0.6%
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	4,800	5,959,666

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines — 0.5%
Continental Airlines Pass-Through Trust, Series 27-1, Class A, Pass-Through Certificates	Baa1	5.983%	04/20/22		$1,966	$2,131,565
Delta Air Lines Pass-Through Trust, Pass-Through Certificates	Baa2	6.200%	07/02/18		2,181	2,360,677

						4,492,242

Automobile Manufacturers — 1.1%
American Honda Finance Corp., Sr. Notes, 144A	A1	1.450%	02/27/15		7,130	7,163,126
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A-(d)	2.375%	03/22/17		3,595	3,607,234

						10,770,360

Banking — 5.4%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15		5,600	5,800,278
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.750%	08/01/15		2,200	2,304,808
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.875%	02/07/42	(a)	1,095	1,089,098
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.350%	02/23/17		3,445	3,447,808
Citigroup, Inc., Sr. Unsec’d. Notes	A3	2.650%	03/02/15		2,720	2,719,505
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17		2,675	2,985,731
DNB Bank ASA (Norway), Sr. Notes, 144A	Aa3	3.200%	04/03/17		4,100	4,116,158
European Investment Bank (Supra National Bank), Sr. Unsec’d. Notes	Aaa	1.625%	06/15/17		3,015	3,016,384
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%	01/24/22		4,530	4,660,192
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37		2,675	2,613,670
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	4.000%	03/30/22		2,020	2,002,264
JPMorgan Chase & Co., Unsec’d. Notes, MTN	Aa3	1.875%	03/20/15		4,295	4,305,965
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19		7,880	7,788,742
Svenska Handelsbanken AB (Sweden), Gtd. Notes	AA-(d)	2.875%	04/04/17		1,925	1,924,376
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A+(d)	1.250%	02/13/15	(a)	2,940	2,928,002

						51,702,981

Beverages — 1.0%
PepsiCo, Inc., Sr. Unsec’d. Notes	A-(d)	2.750%	03/05/22		2,340	2,276,743
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.950%	01/15/17		1,305	1,318,218
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	BBB-(d)	5.500%	01/15/42		2,460	2,473,072
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22		3,475	3,535,329

						9,603,362

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41		3,240	3,253,060

Commercial Services — 0.6%
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	7.000%	10/15/37		2,690	3,068,841
ERAC USA Finance LLC, Sr. Notes, 144A	Baa1	4.500%	08/16/21		2,950	3,025,178

						6,094,019

Computers — 1.1%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.350%	03/15/15		3,350	3,413,680
Hewlett-Packard Co., Sr. Unsec’d. Notes	A3	2.600%	09/15/17		3,615	3,612,773

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.650%	12/09/21		$3,105	$3,248,249

						10,274,702

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	BBB+(d)	3.500%	09/13/17		1,455	1,458,415

Electric — 1.0%
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	4.000%	10/01/20		6,085	6,253,628
Georgia Power Co., Sr. Notes	A3	4.300%	03/15/42		1,940	1,897,368
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150%	04/01/22		1,810	1,769,168

						9,920,164

Electronic Components — 0.4%
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	3.750%	03/15/22		3,865	3,887,908

Finance — 1.1%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14		5,250	5,770,448
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	AA-(d)	3.300%	01/12/22		4,325	4,409,035

						10,179,483

Healthcare Products — 0.2%
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.125%	03/15/22		1,500	1,507,148

Insurance — 0.2%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.400%	01/31/22		2,390	2,412,239

Media — 3.0%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.000%	03/01/21	(a)	1,650	1,788,270
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	6.000%	08/15/40		3,100	3,310,391
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa2	2.400%	03/15/17		4,970	4,925,896
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	6.400%	04/30/40		2,080	2,501,316
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41		3,600	3,771,101
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		6,300	7,686,611
Time Warner, Inc., Gtd. Notes.	Baa2	5.375%	10/15/41	(a)	2,275	2,390,320
Time Warner, Inc., Gtd. Notes.	Baa2	6.100%	07/15/40		2,350	2,630,019

						29,003,924

Metals & Mining — 1.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	(a)	6,825	7,171,075
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.625%	02/24/17		1,935	1,925,323
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes.	Baa3	3.550%	03/01/22		5,600	5,378,341

						14,474,739

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Office Equipment & Supplies — 0.9%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	2.950%	03/15/17		$1,515	$1,530,873
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.500%	05/15/21	(a)	7,080	7,283,508

						8,814,381

Oil & Gas — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950%	09/15/16		1,850	2,132,859
Encana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17		3,335	3,887,193
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	06/15/14		3,570	3,907,522
Phillips 66, Gtd. Notes, 144A	Baa1	4.300%	04/01/22		3,235	3,290,639

						13,218,213

Pharmaceuticals — 0.9%
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	3.500%	11/15/16		2,670	2,788,946
Aristotle Holding, Inc., Gtd. Notes, 144A	BBB+(d)	2.650%	02/15/17		5,800	5,865,546

						8,654,492

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.950%	02/01/41		1,500	1,671,062
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.500%	09/01/39		1,880	2,089,154

						3,760,216

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		2,325	2,829,430
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	4.875%	03/06/42		2,680	2,531,764
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	01/13/42		2,405	2,542,566
Qwest Corp., Sr. Unsec’d. Notes	Baa3	6.750%	12/01/21		4,225	4,716,156
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16		2,150	2,140,018
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.462%	02/16/21		4,075	3,961,572
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	1.625%	03/20/17		1,360	1,340,970

						20,062,476

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	4.125%	09/11/15		3,150	3,436,294
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%	03/20/42		3,065	3,023,718

						6,460,012

Transportation — 0.1%
CSX Corp., Sr. Unsec’d. Notes	Baa3	4.750%	05/30/42		1,325	1,285,010

TOTAL CORPORATE BONDS (cost $238,346,844)						240,939,581

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.1%
Federal Home Loan Bank		5.500%	07/15/36		5,250	6,586,419
Federal Home Loan Mortgage Corp.		3.500%	TBA		10,640	10,901,012
Federal Home Loan Mortgage Corp.		4.000%	05/01/39-10/01/41		16,179	16,942,976
Federal Home Loan Mortgage Corp.		4.000%	TBA		8,125	8,494,434
Federal Home Loan Mortgage Corp.		4.500%	06/01/39-06/01/41		37,785	40,088,477
Federal Home Loan Mortgage Corp.		5.000%	12/01/28-12/01/41		19,648	21,187,622
Federal Home Loan Mortgage Corp.		5.500%	02/01/38-05/01/38		16,665	18,137,643
Federal Home Loan Mortgage Corp.		5.500%	TBA		55,485	60,296,593
Federal Home Loan Mortgage Corp.		6.000%	09/01/13-05/01/40		6,974	7,700,477

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	12/01/40-12/01/41	$24,866	$26,096,905
Federal National Mortgage Assoc.	4.000%	TBA	14,395	15,092,258
Federal National Mortgage Assoc.	4.500%	01/01/39-11/01/41	36,148	38,512,369
Federal National Mortgage Assoc.	4.500%	TBA	11,165	11,875,025
Federal National Mortgage Assoc.	5.000%	10/01/34-03/01/36	14,218	15,395,305
Federal National Mortgage Assoc.	5.000%	TBA	10,650	11,503,664
Federal National Mortgage Assoc.	5.500%	06/01/38-12/01/39	16,168	17,655,554
Federal National Mortgage Assoc.	5.500%	TBA	28,860	31,443,870
Federal National Mortgage Assoc.	6.000%	10/01/37-09/01/40	8,400	9,263,530

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $365,483,780)				367,174,133

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Bonds	4.500%	02/15/36	18,565	22,660,903
U.S. Treasury Bonds	6.875%	08/15/25	13,700	20,248,175
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%	01/15/21	7,510	8,756,753
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/17	36,365	47,862,257
U.S. Treasury Notes	0.625%	07/31/12	26,200	26,242,994
U.S. Treasury Notes	1.125%	12/15/12	50,000	50,326,150
U.S. Treasury Notes	2.375%	10/31/14	340	356,548
U.S. Treasury Notes	3.125%	01/31/17	17,035	18,726,524
U.S. Treasury Notes	3.625%	08/15/19	41,870	47,519,184

TOTAL U.S. TREASURY OBLIGATIONS
(cost $244,110,230)				242,699,488

TOTAL LONG-TERM INVESTMENTS
(cost $928,650,811)				935,411,593

			Shares
SHORT-TERM INVESTMENT — 20.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $195,894,288; includes $13,724,621 of cash collateral for securities on loan)(b)(w)			195,894,288	195,894,288

TOTAL INVESTMENTS — 117.3%
(cost $1,124,545,099)				1,131,305,881
Liabilities in excess of other assets(x) — (17.3)%.				(166,519,106)

NET ASSETS — 100.0%				$964,786,775

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,349,665; cash collateral of $13,724,621 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)(2)

Long Position:
116	90 Day Euro Dollar	Dec. 2014	28,585,300	28,612,850	$27,550

Short Position:
503	5 Year U.S. Treasury Notes	Jun. 2012	61,894,945	61,637,149	257,796

					$285,346

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

(2)	Cash of $354,210 has been segregated to cover requirement for open futures contracts as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	000,000,000000	000,000,000000	000,000,000000
	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$84,598,391	$—
Corporate Bonds	—	240,939,581	—
U.S. Government Agency Obligations	—	367,174,133	—
U.S. Treasury Obligations	—	242,699,488	—
Affiliated Money Market Mutual Fund	195,894,288	—	—
Other Financial Instruments*
Futures	285,346	—	—

Total	$196,179,634	$935,411,593	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace — 1.7%
BE Aerospace, Inc.*	152,500	$7,086,675
HEICO Corp.(a)	96,975	5,002,940

		12,089,615

Automotive Parts — 0.9%
BorgWarner, Inc.*(a)	74,400	6,274,896

Beverages — 0.7%
Beam, Inc.	92,500	5,417,725

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.*	182,600	16,956,236
Cubist Pharmaceuticals, Inc.*(a)	98,700	4,268,775

		21,225,011

Chemicals — 3.0%
Airgas, Inc.	127,800	11,370,366
Ashland, Inc.	100,900	6,160,954
Sigma-Aldrich Corp.	55,900	4,084,054

		21,615,374

Clothing & Apparel — 1.0%
Coach, Inc.	95,700	7,395,696

Commercial Services — 3.8%
Advisory Board Co. (The)*	53,200	4,714,584
Alliance Data Systems Corp.*(a)	35,100	4,421,196
HMS Holdings Corp.*	304,700	9,509,687
Verisk Analytics, Inc. (Class A Stock)*	192,900	9,060,513

		27,705,980

Computer Hardware — 1.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	103,400	7,956,630

Computer Services & Software — 5.0%
Cerner Corp.*(a)	138,500	10,548,160
Informatica Corp.*	133,500	7,062,150
MICROS Systems, Inc.*	127,800	7,066,062
QLIK Technologies, Inc.*	201,100	6,435,200
salesforce.com, Inc.*	36,700	5,670,517

		36,782,089

Consumer Products & Services — 0.9%
Church & Dwight Co., Inc.(a)	135,000	6,640,650

Containers & Packaging — 0.6%
Rock-Tenn Co. (Class A Stock)	67,600	4,567,056

Diversified Financial Services — 0.6%
Raymond James Financial, Inc.	113,900	4,160,767

Electronic Components — 1.7%
AMETEK, Inc.	200,550	9,728,681
Universal Display Corp.*(a)	82,200	3,002,766

		12,731,447

Electronics — 3.8%
Gentex Corp.	216,600	5,306,700
National Instruments Corp.	111,700	3,185,684
Sensata Technologies Holding NV (Netherlands)*	211,500	7,081,020
Trimble Navigation Ltd.*	227,500	12,380,550

		27,953,954

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust — 1.1%
IntercontinentalExchange, Inc.*	60,500	$8,313,910

Financial Services — 1.3%
Affiliated Managers Group, Inc.*	82,800	9,257,868

Foods — 0.8%
Whole Foods Market, Inc.	73,900	6,148,480

Healthcare Products — 2.4%
Cepheid, Inc.*(a)	88,800	3,714,504
Edwards Lifesciences Corp.*	81,700	5,942,041
Masimo Corp.*	130,000	3,039,400
NxStage Medical, Inc.*(a)	250,200	4,821,354

		17,517,299

Healthcare Services — 0.9%
DaVita, Inc.*	73,900	6,663,563

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.*(a)	18,100	7,565,800
Starwood Hotels & Resorts Worldwide, Inc.(a)	67,200	3,790,752

		11,356,552

Household Products/Wares — 0.6%
Fortune Brands Home & Security, Inc.*(a)	209,400	4,621,458

Industrial Products — 4.6%
Fastenal Co.(a)	274,000	14,823,400
Precision Castparts Corp.	41,800	7,227,220
Roper Industries, Inc.	113,700	11,274,492

		33,325,112

Internet Services — 2.8%
F5 Networks, Inc.*	55,900	7,544,264
Liquidity Services, Inc.*(a)	81,800	3,664,640
Rackspace Hosting, Inc.*(a)	155,600	8,992,124

		20,201,028

Life Science Tools & Services — 0.8%
Waters Corp.*	62,100	5,754,186

Machinery — 1.6%
Cummins, Inc.	63,600	7,634,544
Joy Global, Inc.	50,800	3,733,800

		11,368,344

Manufacturing — 2.3%
Donaldson Co., Inc.	232,800	8,317,944
Pall Corp.(a)	147,300	8,783,499

		17,101,443

Media — 1.4%
AMC Networks, Inc. (Class A Stock)*	137,600	6,141,088
Discovery Communications, Inc. (Class A Stock)*(a)	87,300	4,417,380

		10,558,468

Medical Supplies & Equipment — 1.8%
Intuitive Surgical, Inc.*	13,400	7,259,450
Volcano Corp.*(a)	198,600	5,630,310

		12,889,760

Oil, Gas & Consumable Fuels — 8.3%
Cabot Oil & Gas Corp.	223,400	6,963,378
Cameron International Corp.*	64,600	3,412,818
CARBO Ceramics, Inc.(a)	35,500	3,743,475

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Concho Resources, Inc.*	100,300	$10,238,624
Core Laboratories NV (Netherlands)	64,600	8,499,422
Denbury Resources, Inc.*	264,300	4,818,189
Oasis Petroleum, Inc.*(a)	125,000	3,853,750
Oceaneering International, Inc.	66,000	3,556,740
Oil States International, Inc.*	124,600	9,726,276
SM Energy Co.	88,500	6,263,145

		61,075,817

Pharmaceuticals — 5.7%
Catalyst Health Solutions, Inc.*(a)	144,200	9,189,866
Mead Johnson Nutrition Co.	100,300	8,272,744
Medicis Pharmaceutical Corp. (Class A Stock)	93,000	3,495,870
Perrigo Co.	76,500	7,903,215
Salix Pharmaceuticals Ltd.*(a)	126,600	6,646,500
SXC Health Solutions Corp. (Canada)*	87,900	6,588,984

		42,097,179

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	92,000	7,664,520

Restaurants — 0.6%
Arcos Dorados Holdings, Inc. (British Virgin Islands) (Class A Stock)	224,000	4,052,160

Retail & Merchandising — 11.4%
Bed Bath & Beyond, Inc.*	114,800	7,550,396
Dick’s Sporting Goods, Inc.	169,100	8,130,328
Dollar Tree, Inc.*	150,500	14,220,745
Nordstrom, Inc.	68,800	3,833,536
O’Reilly Automotive, Inc.*	108,600	9,920,610
PriceSmart, Inc.(a)	62,100	4,521,501
PVH Corp.	89,000	7,950,370
Ross Stores, Inc.	222,300	12,915,630
Tractor Supply Co.	86,300	7,815,328
Urban Outfitters, Inc.*	129,300	3,763,923
Vera Bradley, Inc.*	106,200	3,206,178

		83,828,545

Semiconductors — 3.9%
Altera Corp.	174,200	6,936,644
Avago Technologies Ltd. (Singapore)	278,200	10,841,454
Cavium, Inc.*(a)	201,100	6,222,034
Microchip Technology, Inc.(a)	115,000	4,278,000

		28,278,132

Software — 5.3%
ANSYS, Inc.*	138,500	9,005,270
Ariba, Inc.*	153,600	5,024,256
Check Point Software Technologies Ltd. (Israel)*(a)	118,400	7,558,656
Citrix Systems, Inc.*	86,300	6,809,933
Red Hat, Inc.*	95,200	5,701,528
Solera Holdings, Inc.	94,700	4,345,783

		38,445,426

Specialty Retail — 1.9%
DSW, Inc. (Class A Stock)	124,100	6,796,957
MSC Industrial Direct Co., Inc. (Class A Stock)	85,300	7,103,784

		13,900,741

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications — 5.3%
Crown Castle International Corp.*	144,800	$7,723,632
Finisar Corp.*(a)	155,100	3,125,265
JDS Uniphase Corp.*(a)	223,400	3,237,066
SBA Communications Corp. (Class A Stock)*(a)	234,200	11,899,702
VeriFone Systems, Inc.*(a)	248,700	12,900,069

		38,885,734

Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	152,500	8,291,425

Waste Management — 1.5%
Stericycle, Inc.*(a)	133,500	11,165,940

TOTAL LONG-TERM INVESTMENTS (cost $535,849,345)		715,279,980

SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $161,173,203; includes $133,341,144 of cash collateral for securities on loan)(b)(w)	161,173,203	161,173,203

TOTAL INVESTMENTS — 119.7% (cost $697,022,548)		876,453,183
Liabilities in excess of other assets — (19.7)%		(143,975,385)

NET ASSETS — 100.0%		$732,477,798

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,630,806; cash collateral of $133,341,144 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	000,000,000000	000,000,000000	000,000,000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$715,279,980	$—	$—
Affiliated Money Market Mutual Fund	161,173,203	—	—

Total	$876,453,183	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 3.4%
Exelis, Inc.	27,300	$341,796
General Dynamics Corp.	56,800	4,167,984
L-3 Communications Holdings, Inc.	61,800	4,373,586
Northrop Grumman Corp.	40,300	2,461,524
Raytheon Co.	45,500	2,401,490
Rockwell Collins, Inc.	63,700	3,666,572

		17,412,952

Agriculture — 0.9%
Archer-Daniels-Midland Co.	97,300	3,080,518
Bunge Ltd. (Bermuda)	21,600	1,478,304

		4,558,822

Apparel & Textile — 0.4%
Cintas Corp.(a)	57,700	2,257,224

Auto Parts & Related — 1.7%
Autoliv, Inc.(a)	66,500	4,458,825
Federal-Mogul Corp.*	60,300	1,037,763
TRW Automotive Holdings Corp.*	72,100	3,349,045

		8,845,633

Automobile Manufacturers — 0.9%
Navistar International Corp.*	117,600	4,756,920

Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)*	163,400	3,854,606

Chemicals — 3.2%
Akzo Nobel NV (Netherlands), ADR(a)	211,700	4,153,554
CF Industries Holdings, Inc.	16,400	2,995,460
Eastman Chemical Co.	82,400	4,259,256
Huntsman Corp.	276,100	3,868,161
NewMarket Corp.	6,300	1,180,620

		16,457,051

Commercial Banks — 4.4%
Banco Latinoamericano de Comercio Exterior SA (Panama)	97,500	2,058,225
BB&T Corp.(a)	65,500	2,056,045
Comerica, Inc.	66,200	2,142,232
Fifth Third Bancorp	297,400	4,178,470
Huntington Bancshares, Inc.	925,000	5,966,250
KeyCorp	366,400	3,114,400
PNC Financial Services Group, Inc.	22,600	1,457,474
Regions Financial Corp.	256,300	1,689,017

		22,662,113

Commercial Services & Supplies — 3.2%
Convergys Corp.*(a)	194,000	2,589,900
Corrections Corp. of America*	164,500	4,492,495
H&R Block, Inc.	119,700	1,971,459
Lender Processing Services, Inc.	94,800	2,464,800
RR Donnelley & Sons Co.(a)	129,000	1,598,310
Western Union Co. (The)	175,800	3,094,080

		16,211,044

Computer Hardware — 1.9%
Lexmark International, Inc. (Class A Stock)	62,700	2,084,148
Seagate Technology PLC (Ireland)	162,500	4,379,375
Western Digital Corp.*	73,800	3,054,582

		9,518,105

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software — 1.3%
Computer Sciences Corp.	62,400	$1,868,256
Fidelity National Information Services, Inc.	149,400	4,948,128

		6,816,384

Construction — 0.4%
URS Corp.	50,600	2,151,512

Construction & Engineering — 0.7%
KBR, Inc.	56,800	2,019,240
Tutor Perini Corp.*	90,200	1,405,316

		3,424,556

Consumer Products & Services — 1.5%
Avery Dennison Corp.(a)	130,600	3,934,978
Whirlpool Corp.	46,500	3,573,990

		7,508,968

Containers & Packaging — 1.8%
Boise, Inc.	256,200	2,103,402
Domtar Corp.	34,000	3,242,920
Owens-Illinois, Inc.*	82,900	1,934,886
Rock-Tenn Co. (Class A Stock)	25,900	1,749,804

		9,031,012

Diversified Financial Services — 1.3%
Discover Financial Services	114,100	3,804,094
GFI Group, Inc.	260,400	979,104
Nelnet, Inc. (Class A Stock)	76,900	1,992,479

		6,775,677

Diversified Manufacturing Operations — 1.0%
Ingersoll-Rand PLC (Ireland)	49,000	2,026,150
ITT Corp.(a)	134,300	3,080,842

		5,106,992

Electric — 3.9%
Ameren Corp.	104,300	3,398,094
Entergy Corp.	60,000	4,032,000
NV Energy, Inc.	218,600	3,523,832
Portland General Electric Co.	124,600	3,112,508
Public Service Enterprise Group, Inc.	138,200	4,230,302
TECO Energy, Inc.	107,300	1,883,115

		20,179,851

Electronic Components & Equipment — 0.3%
Tech Data Corp.*(a)	32,400	1,758,024

Electronic Equipment & Instruments — 1.1%
Ingram Micro, Inc. (Class A Stock)*	102,900	1,909,824
TE Connectivity Ltd. (Switzerland)	106,200	3,902,850

		5,812,674

Electronics — 1.3%
Flextronics International Ltd.*	364,700	2,636,781
Tyco International Ltd. (Switzerland)	72,900	4,095,522

		6,732,303

Energy Services — 0.6%
Covanta Holding Corp.	172,900	2,806,167

Entertainment — 0.3%
Dolby Laboratories, Inc. (Class A Stock)*	39,200	1,491,952

Environmental Control — 0.7%
Republic Services, Inc.	114,700	3,505,232

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial Services — 3.0%
Ameriprise Financial, Inc.	84,200	$4,810,346
BankUnited, Inc.	74,400	1,860,000
Capital One Financial Corp.(a)	42,400	2,363,376
State Street Corp.	136,100	6,192,550

		15,226,272

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	114,300	5,120,640
Safeway, Inc.(a)	478,700	9,674,527
SUPERVALU, Inc.(a)	130,200	743,442

		15,538,609

Foods — 2.1%
Cal-Maine Foods, Inc.	24,100	922,066
Chiquita Brands International, Inc.*	114,386	1,005,453
Fresh Del Monte Produce, Inc. (Cayman Islands)	86,900	1,984,796
Kroger Co. (The)	121,500	2,943,945
Smithfield Foods, Inc.*	177,700	3,914,731

		10,770,991

Gas Utilities — 1.2%
Sempra Energy.	45,900	2,752,164
UGI Corp.	131,000	3,569,750

		6,321,914

Healthcare Equipment & Supplies — 1.5%
Zimmer Holdings, Inc.	120,300	7,732,884

Healthcare Products — 2.0%
Boston Scientific Corp.*	328,500	1,964,430
Covidien PLC (Ireland)	61,700	3,373,756
Greatbatch, Inc.*	44,900	1,100,948
Hospira, Inc.*(a)	101,100	3,780,129

		10,219,263

Healthcare Services — 2.6%
Aetna, Inc.	98,700	4,950,792
Community Health Systems, Inc.*	90,000	2,001,600
Coventry Health Care, Inc	50,000	1,778,500
Humana, Inc.	32,300	2,987,104
LifePoint Hospitals, Inc.*	46,100	1,818,184

		13,536,180

Home Furnishings — 0.4%
Harman International Industries, Inc.	43,500	2,036,235

Hotels, Restaurants & Leisure — 0.6%
Wyndham Worldwide Corp.	62,200	2,892,922

Household Durables — 0.3%
Newell Rubbermaid, Inc.	95,300	1,697,293

Insurance — 6.3%
Aflac, Inc.	36,700	1,687,833
Allstate Corp. (The)	70,800	2,330,736
American Financial Group, Inc.	83,200	3,209,856
Aspen Insurance Holdings Ltd. (Bermuda)	49,500	1,383,030
Chubb Corp. (The)	15,400	1,064,294
Delphi Financial Group, Inc. (Class A Stock)	4,500	201,465
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	2,045,198
Hartford Financial Services Group, Inc. (The)	74,300	1,566,244
Lincoln National Corp.	86,900	2,290,684

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Maiden Holdings Ltd. (Bermuda)	189,700	$1,707,300
Montpelier Re Holdings Ltd. (Bermuda)	84,700	1,636,404
PartnerRe Ltd. (Bermuda)	30,900	2,097,801
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,573,150
Principal Financial Group, Inc.	82,900	2,446,379
StanCorp Financial Group, Inc.(a)	53,400	2,186,196
Unum Group	116,800	2,859,264
Validus Holdings Ltd. (Bermuda)	63,800	1,974,610

		32,260,444

Internet Services — 0.7%
Symantec Corp.*	202,200	3,781,140

Machinery & Equipment — 0.9%
AGCO Corp.*	64,900	3,063,929
Albany International Corp. (Class A Stock)	66,100	1,516,995

		4,580,924

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)(a)	243,300	3,571,644
DISH Network Corp. (Class A Stock)	39,400	1,297,442
Gannett Co., Inc.	168,300	2,580,039
Scholastic Corp.	35,500	1,252,440

		8,701,565

Metals & Mining — 0.7%
SunCoke Energy, Inc.*(a)	60,008	852,714
Timken Co.	50,400	2,557,296

		3,410,010

Office Equipment & Supplies — 0.2%
Xerox Corp.	151,800	1,226,544

Oil, Gas & Consumable Fuels — 5.6%
Dresser-Rand Group, Inc.*	31,300	1,452,007
Hess Corp.	60,000	3,537,000
Marathon Oil Corp.	91,500	2,900,550
Murphy Oil Corp.	66,100	3,719,447
Southwestern Energy Co.*	121,000	3,702,600
Sunoco, Inc.	43,300	1,651,895
Superior Energy Services, Inc.*	42,430	1,118,455
Tesoro Corp.*	121,900	3,271,796
USEC, Inc.*(a)	234,900	248,994
Valero Energy Corp.	207,700	5,352,429
W&T Offshore, Inc.(a)	74,000	1,559,920

		28,515,093

Paper & Forest Products — 0.8%
International Paper Co.	120,000	4,212,000

Personal Products — 0.4%
Avon Products, Inc.	109,500	2,119,920

Pharmaceuticals — 2.0%
Cardinal Health, Inc.	40,600	1,750,266
Endo Pharmaceuticals Holdings, Inc.*	34,800	1,347,804
McKesson Corp.(a)	25,700	2,255,689
Omnicare, Inc.(a)	74,400	2,646,408
Par Pharmaceutical Cos., Inc.*	62,100	2,405,133

		10,405,300

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,506,825

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts — 5.1%
Annaly Capital Management, Inc.(a)	138,374	$2,189,076
Brandywine Realty Trust	253,400	2,909,032
CBL & Associates Properties, Inc.	223,300	4,224,836
CommonWealth REIT(a)	125,400	2,334,948
Hospitality Properties Trust.	158,700	4,200,789
Lexington Realty Trust(a)	248,000	2,229,520
MFA Financial, Inc.	292,900	2,187,963
Starwood Property Trust, Inc.	83,700	1,759,374
Sunstone Hotel Investors, Inc.*	217,079	2,114,349
Two Harbors Investment Corp.	174,800	1,772,472

		25,922,359

Restaurants — 0.7%
Bob Evans Farms, Inc.	52,200	1,968,984
Brinker International, Inc.(a)	64,200	1,768,710

		3,737,694

Retail & Merchandising — 7.2%
Best Buy Co., Inc.(a)	269,000	6,369,920
Chico’s FAS, Inc.	281,300	4,247,630
Dillard’s, Inc. (Class A Stock)	62,700	3,951,354
Foot Locker, Inc.	94,200	2,924,910
GameStop Corp. (Class A Stock)(a)	75,500	1,648,920
Gap, Inc. (The)	127,700	3,338,078
Kohl’s Corp.	116,197	5,813,336
Macy’s, Inc.	55,700	2,212,961
RadioShack Corp.(a)	107,700	669,894
Stage Stores, Inc.	115,400	1,874,096
Staples, Inc.	228,600	3,698,748

		36,749,847

Security & Alarm Services — 0.6%
Brink’s Co. (The)	118,100	2,819,047

Semiconductors — 1.5%
Fairchild Semiconductor International, Inc.*	211,100	3,103,170
Freescale Semiconductor Holdings I Ltd. (Bermuda)*(a)	127,800	1,966,842
GT Advanced Technologies, Inc.*(a)	147,900	1,223,133
Marvell Technology Group Ltd. (Bermuda)*	84,400	1,327,612

		7,620,757

Software — 1.0%
BMC Software, Inc.*	48,800	1,959,808
CA, Inc.	110,000	3,031,600

		4,991,408

Telecommunications — 3.3%
Amdocs Ltd. (Guernsey)*	99,500	3,142,210
Comtech Telecommunications Corp.	45,646	1,487,147
Harris Corp.(a)	108,900	4,909,212
Motorola Solutions, Inc.	68,200	3,466,606
Virgin Media, Inc.(a)	155,000	3,871,900

		16,877,075

Thrifts & Mortgage Finance — 0.6%
People’s United Financial, Inc.	242,800	3,214,672

Transportation — 0.4%
Aircastle Ltd. (Bermuda)	163,317	1,999,000
Genco Shipping & Trading Ltd. (Marshall Islands)*	30,200	192,072

		2,191,072

	Shares	Value
COMMON STOCKS (Continued)
Utilities — 2.4%
American Electric Power Co., Inc.	90,200	$3,479,916
CenterPoint Energy, Inc.	226,300	4,462,636
CMS Energy Corp.	51,500	1,133,000
DTE Energy Co.	61,500	3,384,345

		12,459,897

TOTAL LONG-TERM INVESTMENTS (cost $441,283,271)		492,911,930

SHORT-TERM INVESTMENT — 15.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $80,699,274; includes $65,040,386 of cash collateral for securities on loan)(b)(w)	80,699,274	80,699,274

TOTAL INVESTMENTS — 111.8% (cost $521,982,545)		573,611,204
Liabilities in excess of other assets — (11.8)%		(60,476,958)

NET ASSETS — 100.0%		$513,134,246

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,888,908; cash collateral of $65,040,386 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$492,911,930	$—	$—
Affiliated Money Market Mutual Fund	80,699,274	—	—

Total	$573,611,204	$—	$—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 90.5%
Argentina — 0.8%
Arcos Dorados Holdings, Inc. (Class A Stock)	30,100	$544,509
Banco Macro SA, ADR	30,590	599,870
BBVA Banco Frances SA, ADR	54,800	330,444
Cresud SACIF y A, ADR	145,601	1,793,804
Grupo Financiero Galicia SA, ADR(a)	106,030	681,773
IRSA Inversiones y Representaciones SA, ADR	26,280	265,691
MercadoLibre, Inc.	17,800	1,740,662
Pampa Energia SA, ADR*	44,400	381,840
Petrobras Argentina SA (Class B Stock)(g)	48,072	76,296
Petrobras Argentina SA, ADR(a)	125,744	1,692,514
Telecom Argentina SA, ADR	73,930	1,310,040
Transportadora de Gas del Sur SA, ADR	68,030	190,484

		9,607,927

Botswana — 0.4%
Barclays Bank of Botswana Ltd.(g)	272,230	263,806
Botswana Insurance Holdings Ltd.(g)	425,050	614,336
First National Bank of Botswana(g)	2,827,716	1,070,397
Letshego Holdings Ltd.*(g)	8,368,728	1,727,934
Sechaba Breweries Ltd.(g)	464,634	749,575
Standard Chartered Bank Botswana Ltd.(g)	245,110	307,703

		4,733,751

Brazil — 2.6%
All America Latina Logistica SA	130,800	652,764
Banco do Brasil SA	90,975	1,292,274
Banco Santander Brasil SA	80,900	744,540
BM&FBOVESPA SA	195,499	1,198,408
BR Malls Participacoes SA	59,500	769,235
BR Properties SA	25,700	328,316
BRF - Brasil Foods SA	82,560	1,630,441
Brookfield Incorporacoes SA	66,400	212,791
CCR SA	159,500	1,290,539
CETIP SA - Mercados Organizados	17,700	292,826
Cia de Saneamento Basico do Estado de Sao Paulo	19,900	757,758
Cia de Saneamento de Minas Gerais-COPASA	17,400	409,681
Cia Energetica de Minas Gerais, ADR	29,400	699,132
Cia Hering	25,600	661,229
Cia Siderurgica Nacional SA	66,200	622,308
Cielo SA	56,300	1,900,158
Cosan SA Industria e Comercio	26,500	492,125
CPFL Energia SA	44,100	662,424
Cyrela Brazil Realty SA Empreendimentos e Participacoes	58,900	524,323
Diagnosticos da America SA	40,400	310,505
EcoRodovias Infrastructura e Logistica SA	27,100	237,976
EDP - Energias do Brasil SA	23,000	521,121
Embraer SA	72,000	570,336
Embraer SA, ADR	17,500	559,650
Even Construtora e Incorporadora SA	64,600	245,950
Hypermarcas SA	83,000	586,086
Iochpe-Maxion SA	22,500	443,726
JBS SA*	143,200	596,193
Light SA	23,000	323,181
Localiza Rent a Car SA	27,600	508,017
Lojas Renner SA	22,500	769,249

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Marfrig Alimentos SA	34,840	$219,486
MRV Engenharia e Participacoes SA	62,000	439,157
Multiplan Empreendimentos Imobiliarios SA	13,200	303,055
Natura Cosmeticos SA	33,700	728,294
OGX Petroleo e Gas Participacoes SA*	118,200	979,038
Oi SA, ADR	24,700	392,730
PDG Realty SA Empreendimentos e Participacoes	160,000	551,316
Petroleo Brasileiro SA, ADR	57,700	1,474,812
Qualicorp SA*	55,600	477,585
Redecard SA	86,400	1,677,877
Souza Cruz SA	53,900	820,850
Tim Participacoes SA	176,033	1,118,619
Totvs SA	46,600	856,208
Tractebel Energia SA	29,400	523,433
Ultrapar Participacoes SA	39,400	857,953
Weg SA(g)	31,900	350,901

		32,584,576

Bulgaria — 0.1%
CB First Investment Bank AD*(g)	155,563	196,251
Central Cooperative Bank AD*(g)	87,402	47,025
Chimimport AD*(g)	265,946	243,921
Corporate Commercial Bank AD*	3,940	201,507
Industrial Holding Bulgaria PLC*(g)	72,512	32,437
MonBat AD(g)	48,227	171,012
Olovno Tzinkov Komplex AD*(g)	9,086	18,588
Petrol AD*(g)	90,727	312,993
Sopharma AD Sofia(g)	197,237	373,909

		1,597,643

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA, ADR	4,700	371,300
AES Gener SA	628,200	385,161
Almendral SA	2,494,900	357,384
Antarchile SA	33,100	590,733
Banco de Chile	21,981,854	3,470,488
Banco de Credito e Inversiones	26,969	1,881,979
Banco Santander Chile	23,163,450	1,921,912
Banmedica SA	148,000	265,043
Besalco SA	196,700	382,490
CAP SA	33,150	1,409,520
Cencosud SA	338,822	2,242,702
Cia Cervecerias Unidas SA, ADR	10,900	857,721
Cia General de Electricidad SA	91,310	478,060
Cia Sud Americana de Vapores SA	1,975,000	258,739
Colbun SA	2,973,750	848,973
CorpBanca SA	47,595,300	641,358
Embotelladora Andina SA (Class B Stock), ADR	23,250	781,898
Empresa Nacional de Telecomunicaciones SA	1,044,700	1,880,524
Empresas CMPC SA	444,720	1,904,578
Empresas COPEC SA	167,450	2,793,427
Empresas La Polar SA	274,550	178,620
Enersis SA	3,656,700	1,482,662
Enersis SA, ADR	10,400	209,976
ENTEL Chile SA	38,750	783,105
Inversiones Aguas Metropolitanas SA	126,600	213,764
Lan Airlines SA, ADR(a)	64,650	1,880,669

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Masisa SA	1,801,650	$213,868
Parque Arauco SA	226,800	459,542
Quinenco SA	97,600	307,202
Ripley Corp. SA	377,100	443,783
SACI Falabella	363,850	3,511,979
Salfacorp SA	330,000	881,531
Sigdo Koppers SA	238,919	550,110
Sociedad Matriz SAAM SA*	2,205,812	284,417
Sociedad Quimica y Minera de Chile SA, ADR(a)	34,200	2,006,514
Sonda SA	358,925	1,068,841
Vina Concha y Toro SA	238,950	547,736
Vina Concha y Toro SA, ADR	2,800	128,688

		38,876,997

China — 9.2%
AAC Technologies Holdings, Inc.	130,000	353,227
Agricultural Bank of China Ltd. (Class H Stock)	3,003,000	1,287,738
Air China Ltd. (Class H Stock)	528,000	365,800
Alibaba.Com Ltd.*	407,500	692,675
Aluminum Corp. of China Ltd. (Class H Stock)	550,000	264,888
Anhui Conch Cement Co. Ltd. (Class H Stock)	185,500	587,634
AsiaInfo-Linkage, Inc.*(a)	26,200	330,120
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	317,237
Baidu, Inc., ADR*	40,100	5,845,377
Bank of China Ltd. (Class H Stock)	6,864,000	2,766,619
Bank of Communications Co. Ltd. (Class H Stock)	837,800	633,295
BBMG Corp. (Class H Stock)	342,000	287,586
Beijing Capital International Airport Co. Ltd. (Class H Stock)	342,000	197,743
Beijing Enterprises Holdings Ltd	83,000	506,088
BOE Technology Group Co. Ltd. (Class B Stock)*	692,040	99,811
Brilliance China Automotive Holdings Ltd.*	584,000	631,713
BYD Co. Ltd. (Class H Stock)*	194,000	542,112
Chaoda Modern Agriculture Holdings Ltd.*(g)	821,520	1,058
China Agri-Industries Holdings Ltd.	394,000	259,773
China CITIC Bank Corp. Ltd. (Class H Stock)	1,685,000	1,013,315
China Coal Energy Co. Ltd. (Class H Stock)	630,000	706,621
China Communications Construction Co. Ltd. (Class H Stock)	984,000	987,098
China Communications Services Corp. Ltd. (Class H Stock)	638,000	308,092
China Construction Bank Corp. (Class H Stock)	7,906,670	6,109,035
China COSCO Holdings Co. Ltd. (Class H Stock)	1,014,500	641,448
China Dongxiang Group Co.	1,171,000	193,017
China Everbright International Ltd.	578,000	271,674
China Everbright Ltd.	172,000	260,916
China High Speed Transmission Equipment Group Co. Ltd.	619,000	330,801
China International Marine Containers Group Co. Ltd. (Class B Stock)	185,700	255,394

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Life Insurance Co. Ltd. (Class H Stock)	835,000	$2,166,653
China Longyuan Power Group Corp. (Class H Stock)	701,000	585,855
China Mengniu Dairy Co. Ltd.	297,000	870,093
China Merchants Bank Co. Ltd. (Class H Stock)	421,769	862,488
China Merchants Holdings International Co. Ltd.	246,000	823,638
China Minsheng Banking Corp Ltd. (Class H Stock)	535,000	484,325
China Mobile Ltd.	1,095,500	12,054,584
China National Building Material Co. Ltd. (Class H Stock)	516,000	650,519
China Oilfield Services Ltd. (Class H Stock)	324,000	464,791
China Overseas Land & Investment Ltd.	508,720	966,925
China Pacific Insurance Group Co. Ltd. (Class H Stock)	171,400	530,828
China Petroleum & Chemical Corp. (Class H Stock)	2,386,000	2,599,373
China Railway Group Ltd. (Class H Stock)	796,000	255,235
China Resources Enterprise Ltd.	232,000	809,627
China Resources Land Ltd.	324,000	559,919
China Resources Power Holdings Co. Ltd.	413,400	765,521
China Shanshui Cement Group Ltd.	551,000	434,951
China Shenhua Energy Co. Ltd. (Class H Stock)	486,500	2,051,738
China Shineway Pharmaceutical Group Ltd.	200,000	302,876
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	381,351
China Shipping Development Co. Ltd. (Class H Stock)	590,000	408,754
China Taiping Insurance Holdings Co. Ltd.*	201,800	394,476
China Telecom Corp. Ltd. (Class H Stock)	3,352,000	1,856,095
China Unicom Hong Kong Ltd.	1,058,052	1,793,043
China Vanke Co. Ltd. (Class B Stock)	137,500	163,076
China Yurun Food Group Ltd.	389,000	553,027
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	743,904	308,461
CITIC Pacific Ltd.	343,000	577,736
CNOOC Ltd.	2,184,000	4,488,625
COSCO Pacific Ltd.	392,000	591,618
Country Garden Holdings Co.	974,000	373,769
Ctrip.com International Ltd., ADR*(a)	47,900	1,036,556
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	314,734
Dongfang Electric Corp. Ltd. (Class H Stock)	80,600	195,336
Dongfeng Motor Group Co. Ltd. (Class H Stock)	582,000	1,050,748
Evergrande Real Estate Group Ltd.	746,000	399,632
Focus Media Holding Ltd., ADR	29,800	748,576
Global Bio-Chem Technology Group Co. Ltd.	730,000	142,888
Golden Eagle Retail Group Ltd.	153,000	390,896
Great Wall Motor Co. Ltd. (Class H Stock)*	271,500	527,928
Guangdong Investment Ltd.	756,000	526,680
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	717,909	711,849
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	238,556	224,254

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Hidili Industry International Development Ltd.	416,000	$147,853
Home Inns & Hotels Management, Inc., ADR*(a)	16,400	418,364
Huaneng Power International, Inc. (Class H Stock)	1,074,000	583,639
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,644,000	4,286,424
Inner Mongolia Eerduosi Resources Co. Ltd. (Class B Stock)	133,600	146,158
Inner Mongolia Yitai Coal Co. (Class B Stock)	100,892	538,864
Jiangsu Expressway Co. Ltd. (Class H Stock)	274,000	264,983
Jiangxi Copper Co. Ltd. (Class H Stock)	216,000	496,779
Kingboard Chemical Holdings Ltd.	137,500	480,729
Kunlun Energy Co. Ltd.	374,000	674,260
Lee & Man Paper Manufacturing Ltd.	275,000	128,194
Lenovo Group Ltd.	840,000	756,109
Li Ning Co. Ltd.	367,000	390,368
Maanshan Iron & Steel (Class H Stock)	1,180,000	343,414
Mindray Medical International Ltd., ADR(a)	21,600	712,152
NetEase.com, ADR*	14,500	842,450
New Oriental Education & Technology Group, Inc., ADR*	98,400	2,702,064
Nine Dragons Paper Holdings Ltd.	289,000	237,064
NVC Lighting Holdings Ltd.	687,000	254,787
Parkson Retail Group Ltd.	288,000	328,961
PetroChina Co. Ltd. (Class H Stock)	2,916,000	4,123,041
PICC Property & Casualty Co. Ltd. (Class H Stock)	468,000	556,859
Ping An Insurance Group Co. (Class H Stock)	222,500	1,681,883
Poly (Hong Kong) Investments Ltd.	323,000	150,154
Ports Design Ltd.	82,500	121,112
Real Gold Mining Ltd.(g)	209,000	118,555
Semiconductor Manufacturing International Corp.*	3,851,000	190,925
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	368,000	420,339
Shanghai Electric Group Co. Ltd. (Class H Stock)	458,000	232,965
Shanghai Haixin Group Co. (Class B Stock)*	451,500	193,242
Shanghai Industrial Holdings Ltd.	79,000	243,647
Shimao Property Holdings Ltd.	167,000	178,278
Sihuan Pharmaceutical Holdings Group Ltd.	988,000	385,503
SINA Corp.*(a)	13,900	903,500
Sino Biopharmaceutical Ltd.	548,000	146,782
Sinofert Holdings Ltd.	608,000	147,977
Sino-Ocean Land Holdings Ltd.	701,000	333,098
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	685,185
Soho China Ltd.	315,000	228,374
Sohu.com, Inc.*(a)	10,500	579,285
Suntech Power Holdings Co. Ltd., ADR*(a)	84,600	258,876
Tencent Holdings Ltd.	163,900	4,571,568
Tingyi Cayman Islands Holding Corp.	482,000	1,393,449
Tsingtao Brewery Co. Ltd. (Class H Stock)	74,000	399,753
VODone Ltd.	1,888,000	262,575
Want Want China Holdings Ltd.	1,552,400	1,735,206
Weichai Power Co. Ltd. (Class H Stock)	70,000	326,764

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Wumart Stores, Inc. (Class H Stock)	137,000	$301,326
WuXi PharmaTech Cayman, Inc., ADR*	36,700	528,480
Yandex NV*(a)	35,600	956,572
Yangzijiang Shipbuilding Holdings Ltd.	635,000	671,851
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	39,300	444,238
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	304,000	659,240
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	160,000	268,262
Zhejiang Expressway Co. Ltd. (Class H Stock)	374,000	279,336
Zhongsheng Group Holdings Ltd.	270,000	535,442
Zijin Mining Group Co. Ltd. (Class H Stock)	810,000	321,265
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	270,400	360,044
ZTE Corp. (Class H Stock)	138,808	373,584

		114,450,103

Colombia — 1.6%
Almacenes Exito SA	131,158	1,893,713
Banco Davivienda SA	19,100	206,723
Banco de Bogota SA(g)	32,477	925,110
BanColombia SA, ADR	38,200	2,470,012
Cementos Argos SA	128,800	795,765
Corporacion Financiera Colombiana	31,614	596,224
Ecopetrol SA	1,098,300	3,337,495
Empresa de Energia de Bogota SA	1,075,300	616,813
Grupo Aval Acciones y Valores	1,531,200	1,096,836
Grupo de Inversiones Suramericana SA	72,900	1,285,103
Grupo Nutresa SA	146,882	1,755,778
Grupo Odinsa SA	48,500	271,148
Interconexion Electrica SA ESP(g)	280,800	1,775,723
Inversiones Argos SA	103,700	980,766
Isagen SA ESP	708,100	909,446
Tableros y Maderas de Caldas SA	52,399,900	302,042
Textiles Fabricato Tejicondor SA*	4,281,100	214,426

		19,433,123

Croatia — 0.4%
Atlantska Plovidba dd*(g)	2,227	146,302
Dalekovod dd*(g)	9,170	251,682
Ericsson Nikola Tesla(g)	2,615	544,599
Hrvatski Telekom dd(g)	52,645	2,004,064
Koncar-Elektroindustrija dd(g)	2,810	262,440
Petrokemija dd*(g)	14,297	698,083
Podravka dd*(g)	14,200	630,290
Zagrebacka Banka dd*(g)	55,500	448,170

		4,985,630

Czech Republic — 1.5%
CEZ A/S	165,950	7,129,790
Komercni Banka A/S	24,200	4,819,023
New World Resources PLC (Class A Stock)	245,800	1,752,356
Pegas Nonwovens SA	21,937	518,517
Philip Morris CR A/S	1,500	936,211
Telefonica 02 Czech Republic A/S	104,800	2,199,128
Unipetrol A/S*	189,600	1,764,855

		19,119,880

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Egypt — 0.1%
Orascom Telecom Holding SAE, GDR*	454,000	$1,460,972

Estonia — 0.3%
AS Nordecon International*(g)	60,000	92,026
Merko Ehitus A/S(g)	32,608	260,937
Olympic Entertainment Group A/S(g)	350,536	603,091
Tallink Group Ltd.*(g)	2,334,200	1,930,146
Tallinna Kaubamaja A/S(g)	88,428	683,917
Tallinna Vesi A/S (Class A Stock)(g)	21,500	212,480

		3,782,597

Ghana — 0.1%
CAL Bank Ltd.*(g)	1,140,075	160,348
Ghana Commercial Bank Ltd.(g)	1,190,800	1,239,370
Standard Chartered Bank/Ghana(g)	13,000	381,845

		1,781,563

Hungary — 1.5%
Egis Pharmaceuticals PLC*	5,654	375,148
Magyar Telekom Telecommunications PLC	1,198,740	3,138,069
MOL Hungarian Oil and Gas PLC*	59,980	4,998,434
OTP Bank PLC	333,450	5,782,635
Richter Gedeon Nyrt(g)	24,150	4,142,115

		18,436,401

India — 6.2%
ACC Ltd.	16,000	426,955
Adani Enterprises Ltd.*	82,600	494,270
Adani Power Ltd.*	366,900	493,329
Ambuja Cements Ltd.	141,100	476,934
Amtek Auto Ltd.	78,090	203,790
Apollo Hospitals Enterprise Ltd.	29,000	363,631
Asian Paints Ltd.	8,900	566,372
Axis Bank Ltd.	52,500	1,181,186
Bajaj Auto Ltd.	22,500	741,447
Bank of Baroda.	18,000	281,297
Bank of India	29,800	212,130
Bharat Heavy Electricals Ltd.	173,900	877,778
Bharti Airtel Ltd.*	604,380	4,008,637
Bosch Ltd.	2,600	419,945
Cairn India Ltd.*	89,580	587,119
Canara Bank	30,000	280,185
Cipla Ltd.	87,910	526,476
Coal India Ltd.	132,100	891,730
Colgate-Palmolive India Ltd.	7,200	158,041
Crompton Greaves Ltd.	69,000	187,043
Dabur India Ltd.	93,400	195,435
DLF Ltd.	122,930	486,822
Dr. Reddy’s Laboratories Ltd.	19,100	661,630
Essar Oil Ltd.*	157,350	165,705
GAIL India Ltd.*	141,200	1,042,821
Glaxosmithkline Pharmaceuticals Ltd.	4,500	204,622
Glenmark Pharmaceuticals Ltd.*	33,390	202,785
Godrej Consumer Products Ltd.	26,000	245,047
Gujarat State Petronet Ltd.*	115,100	172,836
HCL Technologies Ltd.	58,300	553,017
HDFC Bank Ltd., ADR(a)	71,850	2,450,085
Hero Honda Motors Ltd.	22,100	891,570
Hindalco Industries Ltd.	192,900	489,965
Hindustan Unilever Ltd.	241,000	1,939,779
Housing Development & Infrastructure Ltd.*	264,057	443,939
Housing Development Finance Corp.	230,800	3,050,302

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
ICICI Bank Ltd., ADR(a)	62,580	$2,182,165
Idea Cellular Ltd.*	426,760	827,635
IFCI Ltd.	336,200	276,510
Indiabulls Infrastructure and Power Ltd.*	474,655	22,668
Indiabulls Real Estate Ltd.	160,900	201,658
Indian Hotels Co. Ltd.	108,000	135,040
Indian Oil Corp. Ltd.*	141,000	727,072
Infosys Ltd., ADR(a)	118,430	6,754,063
Infrastructure Development Finance Co. Ltd.	207,470	549,778
ITC Ltd.	421,640	1,877,910
Jaiprakash Associates Ltd.	344,305	552,159
Jindal Steel & Power Ltd.*	91,260	976,551
JSW Energy Ltd.	299,700	360,617
JSW Steel Ltd.	28,700	406,431
Jubilant Foodworks Ltd.*	13,400	309,361
Kotak Mahindra Bank Ltd.	65,058	696,425
Larsen & Toubro Ltd., GDR	31,262	803,433
LIC Housing Finance Ltd.	91,600	473,508
Lupin Ltd.*	49,799	517,589
Mahindra & Mahindra Ltd., GDR	71,660	985,325
Maruti Suzuki India Ltd.	23,290	617,394
Mundra Port & Special Economic Zone Ltd.*	219,700	558,468
Nestle India Ltd.	6,300	572,633
NHPC Ltd.	810,100	313,259
NTPC Ltd.*	688,800	2,200,455
Oil & Natural Gas Corp. Ltd.	433,520	2,283,543
Oil India Ltd.	25,500	255,125
Oracle Financial Services Software Ltd.*	7,000	360,037
Patni Computer Systems Ltd.*	23,500	227,781
Piramal Healthcare Ltd.	20,147	186,423
Power Grid Corp. of India Ltd.	554,590	1,177,327
Ranbaxy Laboratories Ltd., GDR	33,030	303,546
Reliance Capital Ltd.*	48,100	370,487
Reliance Communications Ltd.	305,600	504,185
Reliance Industries Ltd., GDR, 144A	155,100	4,521,165
Reliance Infrastructure Ltd.	61,150	704,884
Reliance Power Ltd.*	304,847	701,007
Rural Electrification Corp. Ltd.	79,000	318,512
Satyam Computer Services Ltd.*	309,000	488,868
Sesa Goa Ltd.	65,100	248,797
Shree Renuka Sugars Ltd.	219,300	135,811
Siemens India Ltd.	24,500	365,252
State Bank of India, GDR	13,038	1,072,376
Steel Authority of India Ltd.	221,400	409,598
Sterlite Industries India Ltd.	296,720	646,791
Sun Pharmaceutical Industries Ltd.*	148,850	1,665,268
Sun TV Network Ltd.	27,500	164,180
Suzlon Energy Ltd.*	278,800	138,182
Tata Communications Ltd.	48,000	212,841
Tata Consultancy Services Ltd.	110,760	2,541,099
Tata Motors Ltd., ADR(a)	39,690	1,070,439
Tata Power Co. Ltd.	387,400	767,652
Tata Steel Ltd.	61,990	574,027
Titan Industries Ltd.	48,000	215,338
Ultra Tech Cement Ltd.	20,800	618,366
Unitech Ltd.*	673,490	380,073
United Phosphorus Ltd.	85,000	217,067
Videocon Industries Ltd.	38,300	128,857
Wipro Ltd.	151,533	1,309,052
Yes Bank Ltd.	73,700	533,528

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Zee Entertainment Enterprises Ltd.	172,100	$428,181

		76,718,427

Indonesia — 3.3%
Adaro Energy Tbk PT	5,763,600	1,216,508
AKR Corporindo Tbk PT	1,463,000	687,981
Astra Agro Lestari Tbk PT	207,000	528,593
Astra International Tbk PT	491,000	3,970,850
Bakrie and Brothers Tbk PT*	88,587,500	484,402
Bakrie Sumatera Plantations Tbk PT	6,323,500	204,006
Bakrie Telecom Tbk PT*	9,370,000	261,302
Bank Central Asia Tbk PT	4,314,500	3,774,716
Bank Danamon Indonesia Tbk PT	952,000	478,915
Bank Mandiri Persero Tbk PT	2,236,500	1,675,418
Bank Negara Indonesia Persero Tbk PT	1,958,000	856,518
Bank Pembangunan Daerah Jawa Barat
Dan Banten Tbk PT	1,720,700	208,878
Bank Rakyat Indonesia Persero Tbk PT	2,886,500	2,193,917
Bank Tabungan Negara Tbk PT	1,200,100	157,493
Barito Pacific Tbk PT*	1,361,500	117,627
Berlian Laju Tanker Tbk PT*	6,511,500	111,658
Borneo Lumbung Energi & Metal Tbk PT*	2,017,000	185,289
Bumi Resources Tbk PT	5,238,000	1,346,161
Bumi Serpong Damai PT	2,500,000	352,690
Charoen Pokphand Indonesia Tbk PT	2,493,500	749,904
Delta Dunia Makmur Tbk PT*	4,597,100	306,674
Energi Mega Persada Tbk PT*	14,829,500	296,785
Gudang Garam Tbk PT	145,000	872,949
Indika Energy Tbk PT	700,000	193,296
Indo Tambangraya Megah Tbk PT	162,000	769,783
Indocement Tunggal Prakarsa Tbk PT	659,000	1,329,675
Indofood CBP Sukses Makmur Tbk PT	449,000	267,613
Indofood Sukses Makmur Tbk PT	1,320,500	700,396
Indosat Tbk PT	783,500	432,707
International Nickel Indonesia Tbk PT	1,008,500	372,232
Jasa Marga PT	1,224,000	689,370
Kalbe Farma Tbk PT	1,609,500	624,861
Lippo Karawaci Tbk PT	7,070,500	618,591
Perusahaan Gas Negara Tbk PT	5,635,000	2,341,754
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	960,000	301,837
Semen Gresik Persero Tbk PT	1,036,000	1,387,905
Tambang Batubara Bukit Asam Tbk PT	317,000	710,685
Telekomunikasi Indonesia Tbk PT	4,861,000	3,721,238
Unilever Indonesia Tbk PT	378,000	826,772
United Tractors Tbk PT	912,000	3,291,339
Xl Axiata Tbk PT	1,420,800	784,672

		40,403,960

Jordan — 0.8%
Arab Bank PLC(g)	380,145	4,365,481
Arab Potash Co.(g)	22,363	1,354,951
Cairo Amman Bank(g)	107,158	415,224
Capital Bank of Jordan*(g)	192,403	333,459
Jordan Petroleum Refinery Co.	101,900	779,649
Jordan Phosphate Mines(g)	24,580	445,051
Jordan Steel	33,358	105,757
Jordan Telecom(g)	110,800	885,213
Jordanian Electric Power Co.(g)	107,467	534,534
Royal Jordanian Airlines*	211,200	172,603
Taameer Jordan Holdings PSC*	404,950	142,648

	Shares	Value
COMMON STOCKS (Continued)
Jordan (cont’d.)
Union Investment Corp.*	239,400	$263,114

		9,797,684

Kazakhstan — 0.8%
Eurasian Natural Resources Corp. PLC	261,400	2,477,279
Halyk Savings Bank of Kazakhstan JSC, GDR*(g)	253,891	1,650,292
Kazakhmys PLC	146,400	2,126,219
Kazkommertsbank JSC, GDR*(g)	274,500	960,750
KazMunaiGas Exploration Production, GDR	123,600	2,506,608

		9,721,148

Kenya — 0.8%
Athi River Mining Ltd.(g)	115,000	222,938
Bamburi Cement Co. Ltd.(g)	123,000	222,155
Barclays Bank of Kenya Ltd.(g)	6,895,300	1,000,462
Co-operative Bank of Kenya Ltd. (Class L Stock)(g)	3,385,600	517,726
East African Breweries Ltd.(g)	1,209,200	2,941,101
Equity Bank Ltd.(g)	5,690,500	1,318,990
Kenya Airways Ltd.(g)	628,600	105,587
Kenya Commercial Bank Ltd.(g)	3,804,240	1,019,197
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	145,279
Kenya Power & Lighting Co. Ltd.(g)	4,123,806	710,059
Mumias Sugar Co. Ltd.(g)	3,107,800	174,007
Safaricom Ltd.(g)	38,624,100	1,488,225
Standard Chartered Bank Kenya Ltd.(g)	84,127	176,256

		10,041,982

Kuwait — 1.6%
Agility	265,000	381,501
Ahli United Bank	80,063	233,402
Al Ahli Bank of Kuwait	234,937	549,610
Al-Qurain Petrochemicals Co.*(g)	600,000	457,801
Aviation Lease and Finance Co. KSCC	230,000	252,474
Boubyan Bank KSC*	245,000	476,156
Boubyan Petrochemicals Co.	552,500	1,212,975
Burgan Bank	227,252	351,695
Combined Group Contracting Co.	29,850	171,891
Commercial Bank of Kuwait SAK	210,000	597,085
Commercial Facilities Co.	170,000	171,315
Gulf Bank KSC*	525,000	869,174
Gulf Cable & Electrical Industries Co.(g)	67,500	330,394
Kuwait Cement Co.	147,000	240,723
Kuwait Finance House	561,596	1,576,551
Kuwait Foods Americana(g)	117,500	608,962
Kuwait International Bank	200,000	187,151
Kuwait Pipes Industries & Oil Services Co.*	460,000	208,602
Kuwait Portland Cement Co.	66,000	206,658
Kuwait Projects Co. Holding KSC	354,350	433,612
Mabanee Co. SAKC*	292,495	1,094,817
Mena Holding Group*(g)	19,000	1,111
Mobile Telecommunications Co. KSC	1,037,500	3,248,605
National Bank of Kuwait	785,552	3,053,432
National Industries Group Holding*	1,317,500	1,081,123
National Investments Co.*	280,000	165,269
National Mobile Telecommunication Co. KSC	62,500	490,373
Sultan Center Food Products Co.*(g)	1,370,000	591,686

		19,244,148

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Latvia — 0.1%
Grindeks*(g)	52,160	$466,556
Latvian Shipping Co.*(g)	332,621	189,906
Ventspils Nafta*(g)	78,610	172,794

		829,256

Lebanon — 0.3%
Banque Audi sal - Audi Saradar Group*(g)	72,521	471,387
Byblos Bank sal(g)	118,400	203,648
Solidere, GDR	178,039	2,519,252

		3,194,287

Lithuania — 0.1%
Apranga PVA(g)	78,286	182,718
Klaipedos Nafta PVA*(g)	513,391	260,191
Lietuvos Dujos(g)	193,290	152,871
Pieno Zvaigzdes(g)	111,220	252,169
Rokiskio Suris(g)	145,010	262,832
Siauliu Bankas*(g)	452,478	164,145

		1,274,926

Malaysia — 3.2%
AirAsia Bhd	494,900	557,338
Alliance Financial Group Bhd	174,800	221,959
AMMB Holdings Bhd	332,600	685,068
Axiata Group Bhd	659,825	1,119,990
Batu Kawan Bhd(g)	135,600	826,835
Berjaya Corp. Bhd	1,514,100	469,527
Berjaya Sports Toto Bhd	311,707	444,642
Boustead Holdings Bhd	225,760	400,156
British American Tobacco Malaysia Bhd	41,800	772,553
Bursa Malaysia Bhd	110,000	264,991
CIMB Group Holdings Bhd	526,000	1,320,366
Dialog Group Bhd	834,200	590,897
Digi.Com Bhd	547,000	724,929
Gamuda Bhd	814,000	967,181
Genting Bhd	536,000	1,896,602
Genting Malaysia Bhd	741,400	948,682
Hong Leong Bank Bhd	147,600	608,034
Hong Leong Financial Group Bhd	63,400	254,552
IJM Corp. Bhd	455,740	837,544
IOI Corp. Bhd	824,746	1,437,618
Kencana Petroleum Bhd*	871,852	896,469
KNM Group Bhd*	1,096,400	298,839
Kuala Lumpur Kepong Bhd	110,100	884,106
Kulim Malaysia Bhd	290,700	396,646
Lafarge Malayan Cement Bhd	272,100	639,504
Malayan Banking Bhd	568,950	1,647,327
Malaysia Airports Holdings Bhd	135,800	259,321
Malaysia Marine and Heavy Engineering
Holdings Bhd	337,700	605,181
Malaysian Airline System Bhd*	393,600	172,164
Malaysian Resources Corp. Bhd	736,000	456,471
Masterskill Education Group Bhd	331,800	119,138
Maxis Bhd	631,100	1,254,578
MISC Bhd	241,380	423,902
MMC Corp. Bhd	347,200	318,470
Multi-Purpose Holdings Bhd	480,750	433,122
Parkson Holdings Bhd	328,791	576,337
Petronas Chemicals Group Bhd	1,255,200	2,761,563
Petronas Dagangan Bhd	148,700	919,333
Petronas Gas Bhd	79,800	438,659

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Pharmaniaga Bhd(g)	1,732	$2,922
PPB Group Bhd	186,700	1,029,943
Public Bank Bhd	268,537	1,195,640
RHB Capital Bhd	142,700	358,671
SapuraCrest Petroleum Bhd	487,400	776,403
Sime Darby Bhd	978,700	3,111,649
Sunway Real Estate Investment Trust	778,200	317,529
Tan Chong Motor Holdings Bhd	105,800	155,065
Telekom Malaysia Bhd	322,600	560,219
Tenaga Nasional Bhd	508,800	1,067,924
Top Glove Corp. Bhd	137,000	201,240
UEM Land Holdings Bhd*	537,700	393,161
UMW Holdings Bhd	141,100	336,227
WCT Berhad	252,100	200,791
YTL Corp. Bhd	1,303,570	761,675
YTL Power International Bhd	722,157	436,099

		39,755,752

Mauritius — 0.2%
Lux Island Resorts Ltd.*(g)	76,628	59,981
Mauritius Commercial Bank(g)	266,400	1,515,724
New Mauritius Hotels Ltd.(g)	289,017	722,542
Rogers & Co. Ltd.(g)	7,500	82,500
State Bank of Mauritius Ltd.(g)	166,800	474,517
Sun Resorts Ltd. (Class A Stock)(g)	155,200	216,210

		3,071,474

Mexico — 6.1%
Alfa SAB de CV (Class A Stock)	246,200	3,544,496
America Movil SAB de CV (Class L Stock)	7,090,390	8,822,946
America Movil SAB de CV (Class L Stock), ADR	385,900	9,581,897
Bolsa Mexicana de Valores SA de CV	641,400	1,297,459
Cemex SAB de CV*	3,927,504	3,039,151
Cemex SAB de CV, ADR*(a)	129,896	1,007,993
Coca-Cola Femsa SAB de CV (Class L Stock)	95,800	1,017,694
Compartamos SAB de CV	1,232,700	1,398,058
Desarrolladora Homex SAB de CV*	86,900	271,219
Embotelladoras Arca SAB de CV	210,799	1,007,547
Empresas ICA SAB de CV*	803,100	1,530,396
Fomento Economico Mexicano SAB de CV	442,100	3,635,270
Fomento Economico Mexicano SAB de CV, ADR	9,400	773,338
Genomma Lab Internacional SAB de CV (Class B Stock)*	255,500	467,312
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	114,106	421,772
Grupo Bimbo SAB de CV (Class A Stock)	652,500	1,522,898
Grupo Carso SAB de CV (Class A Stock)	442,200	1,386,001
Grupo Elektra SA de CV (Class A Stock)	22,000	2,056,621
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,300,900	5,782,659
Grupo Financiero Inbursa SA (Class O Stock)(g)	1,931,200	4,007,672
Grupo Mexico SAB de CV (Class B Stock)	1,715,093	5,415,886
Grupo Modelo SAB de CV (Class C Stock)	205,500	1,440,803
Grupo Televisa SAB	622,000	2,631,654
Grupo Televisa SAB, ADR	25,900	545,972
Impulsora del Desarrollo y el Empleo en America Latina SA de CV*(g)	414,000	810,604

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Industrias Penoles SAB de CV	56,800	$2,756,357
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	463,500	1,036,135
Mexichem SAB de CV	352,631	1,358,839
Minera Frisco SAB de CV (Class A1 Stock)*	226,300	1,040,069
TV Azteca SAB de CV	444,600	279,052
Urbi Desarrollos Urbanos SAB de CV*	307,600	368,818
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,547,100	5,191,343

		75,447,931

Morocco — 1.6%
Alliances Developpement Immobilier SA	8,056	682,883
Attijariwafa Bank(g)	86,549	3,719,915
Banque Centrale Populaire	35,550	844,620
Banque Marocaine du Commerce Exterieur	79,659	1,954,408
Ciments du Maroc(g)	5,464	626,254
Compagnie Generale Immobiliere	5,240	528,636
Cosumar	1,134	230,160
Delta Holding SA	38,000	190,002
Douja Promotion Groupe Addoha SA	193,900	1,689,932
Holcim Maroc SA	5,765	1,376,568
Lafarge Ciments	5,530	1,059,005
Managem	2,100	406,165
Maroc Telecom SA	287,228	4,663,739
Samir*	6,000	404,016
Sonasid*(g)	1,910	387,204
Wafa Assurance*	1,200	535,823

		19,299,330

Nigeria — 0.7%
Access Bank PLC	5,960,718	223,007
Dangote Cement PLC(g)	1,051,979	759,133
Diamond Bank PLC	7,470,734	112,748
Ecobank Transnational, Inc.	6,744,767	478,592
Fidelity Bank PLC	9,170,112	81,990
First Bank of Nigeria PLC	12,170,546	774,068
First City Monument Bank PLC	16,367,200	450,435
Flour Mills of Nigeria PLC	539,692	198,492
Guaranty Trust Bank PLC	13,127,634	1,122,966
Guinness Nigeria PLC	399,400	607,432
Lafarge Cement WAPCO Nigeria PLC	926,700	240,930
Nestle Foods Nigeria PLC	137,005	362,538
Nigerian Breweries PLC	1,602,233	990,601
Oando PLC(g)	4,065,498	567,417
Oceanic Bank International PLC*(g)	6,101,843	21,649
PZ Cussons Nigeria PLC	652,295	99,271
Skye Bank PLC	5,240,737	128,941
Stanbic IBTC Bank PLC(g)	3,650,000	157,387
UAC of Nigeria PLC(g)	2,328,943	428,277
Unilever Nigeria PLC(g)	1,237,632	235,440
Union Bank Nigeria PLC*(g)	721,875	12,405
United Bank for Africa PLC	11,283,582	186,748
Zenith Bank PLC	12,028,126	945,775

		9,186,242

Oman — 0.8%
Bank Dhofar SAOG(g)	529,101	604,687
Bank Muscat SAOG	1,292,741	2,065,028
Bank Sohar	1,340,393	511,786

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Dhofar International Development & Investment Holding Co.(g)	202,700	$247,452
Galfar Engineering & Contracting SAOG	290,505	285,978
National Bank of Oman SAOG	266,733	202,301
Oman Cables Industry	26,280	51,877
Oman Cement Co.(g)	341,784	477,610
Oman Flour Mills Co. SAOG	252,400	309,436
Oman International Bank SAOG	530,300	381,541
Oman Telecommunications Co.	528,937	1,776,404
Omani Qatari Telecommunications Co.
SAOG	285,200	443,727
Ominvest	108,871	105,478
Raysut Cement Co.(g)	115,838	280,117
Renaissance Services SAOG*(g)	1,120,085	1,652,489

		9,395,911

Pakistan — 0.8%
Allied Bank Ltd.(g)	294,272	208,008
Bank Alfalah Ltd.(g)	1,765,900	315,565
D.G. Khan Cement Co. Ltd.*	668,700	268,277
Engro Corp. Ltd.	264,898	290,101
Fatima Fertilizer Co. Ltd.*	981,358	256,774
Fauji Fertilizer Bin Qasim Ltd.	255,200	117,022
Fauji Fertilizer Co. Ltd.	612,087	842,898
Habib Bank Ltd.(g)	161,583	198,506
HUB Power Co.	2,081,955	864,199
Lucky Cement Ltd.	459,900	575,541
MCB Bank Ltd.	761,280	1,473,267
National Bank of Pakistan	918,830	462,380
Nishat Mills Ltd.	670,538	407,478
Oil & Gas Development Co. Ltd.	809,400	1,496,928
Pakistan Oilfields Ltd.	107,200	431,898
Pakistan Petroleum Ltd.(g)	386,073	778,449
Pakistan State Oil Co. Ltd.	107,800	296,472
Pakistan Telecommunication Co. Ltd.(g)	2,859,200	388,249
Sui Northern Gas Pipeline Ltd.(g)	695,415	161,628

		9,833,640

Peru — 1.6%
Alicorp SA(g)	685,900	1,800,431
Casa Grande SAA	24,600	161,432
Cia de Minas Buenaventura SA, ADR	105,900	4,268,829
Cia Minera Milpo SA	336,496	671,289
Credicorp Ltd.	33,850	4,462,107
Edegel SA(g)	281,830	219,821
Ferreyros SA	875,208	1,014,116
Grana y Montero SA(g)	445,856	1,462,919
Intergroup Financial Services Corp.	15,400	508,200
Minsur SA(g)	480,495	571,171
Sociedad Minera Cerro Verde SAA*	16,440	692,124
Southern Copper Corp.	89,627	2,842,072
Volcan Cia Minera SAA (Class B Stock)	670,104	929,740

		19,604,251

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	1,425,700	1,663,621
Aboitiz Power Corp.	525,000	414,522
Alliance Global Group, Inc.	2,712,700	796,088
Atlas Consolidated Mining & Development*	1,345,500	562,205
Ayala Corp.	77,440	733,367
Ayala Land, Inc.	1,758,200	849,718

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Bank of the Philippine Islands	517,548	$892,012
DMCI Holdings, Inc.	543,000	682,939
Energy Development Corp.	2,248,000	314,149
Filinvest Land, Inc.	7,241,000	217,559
First Philippine Holdings Corp.	190,000	286,980
International Container Terminal Services, Inc.	251,200	383,221
JG Summit Holdings, Inc.(g)	1,970,600	1,399,867
Jollibee Foods Corp.	270,500	737,126
Lopez Holdings Corp.	2,000,000	255,270
Manila Electric Co.	108,700	663,314
Manila Water Co., Inc.	598,500	323,400
Megaworld Corp.	9,950,000	454,221
Metro Pacific Investments Corp.	3,700,000	356,772
Metropolitan Bank & Trust	337,619	686,876
Philex Mining Corp.	1,788,900	881,221
Philippine Long Distance Telephone Co.	27,300	1,716,781
Robinsons Land Corp.	653,800	251,257
San Miguel Corp.	322,300	853,511
Semirara Mining Corp.	99,600	567,884
SM Investments Corp.	114,230	1,755,952
SM Prime Holdings, Inc.	1,930,200	759,762
Universal Robina Corp.	491,200	720,755

		20,180,350

Poland — 3.1%
Agora SA	86,100	351,751
AmRest Holdings SE*	9,300	212,108
Asseco Poland SA	103,838	1,665,136
Bank Handlowy w Warszawie SA	13,100	322,796
Bank Millennium SA	210,000	297,235
Bank Pekao SA	49,600	2,473,099
Bioton SA*	10,710,300	344,532
Boryszew SA*	846,000	204,108
BRE Bank SA*	6,350	582,574
Budimex SA(g)	12,200	336,725
CD Projekt Red SA*	112,500	250,430
Cinema City International NV*	31,200	321,168
Cyfrowy Polsat SA*	346,333	1,558,618
Enea SA*	89,800	492,526
Eurocash SA	81,607	918,806
Get Bank SA*	490,253	309,104
Getin Holding SA*	167,500	128,239
Globe Trade Centre SA*	102,300	220,485
Grupa Lotos SA*	24,900	218,110
ING Bank Slaski SA	12,000	341,048
Jastrzebska Spolka Weglowa SA*	20,000	607,659
Kernel Holding SA*	76,200	1,663,156
KGHM Polska Miedz SA	68,900	3,171,663
Kopex SA*	47,764	346,785
Lubelski Wegiel Bogdanka SA	15,330	627,274
Netia SA*	257,000	529,104
NFI Empik Media & Fashion SA(g)	98,945	316,698
NG2 SA	23,300	430,600
Orbis SA*(g)	31,900	448,436
PBG SA	14,800	185,771
Petrolinvest SA*	137,700	89,477
PGE Polska Grupa Energetyczna	426,867	2,648,823
Polimex- Mostostal SA	903,700	398,266
Polski Koncern Naftowy Orlen SA*	162,300	1,950,012

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe I Gazownictwo SA	801,800	$1,042,019
Powszechna Kasa Oszczednosci Bank Polski SA	339,900	3,673,826
Powszechny Zaklad Ubezpieczen SA	28,341	2,962,966
Rafako SA	30,885	95,775
Synthos SA	310,700	627,667
Tauron Polska Energia SA	750,300	1,226,103
Telekomunikacja Polska SA	498,500	2,740,535
TVN SA	237,100	823,727

		38,154,940

Qatar — 1.7%
Aamal Co.*(g)	62,338	326,157
Al Meera Consumer Goods Co.	9,600	440,319
Barwa Real Estate Co.	59,900	462,288
Commercial Bank of Qatar QSC (The)	42,456	895,529
Doha Bank QSC	37,400	625,559
Gulf International Services OSC	110,330	798,461
Industries Qatar QSC	104,500	4,032,477
Masraf Al Rayan	232,200	1,756,965
Qatar Electricity & Water Co.	28,100	1,119,061
Qatar Gas Transport Co. Nakilat	301,400	1,450,296
Qatar International Islamic Bank	39,000	544,136
Qatar Islamic Bank	33,100	699,091
Qatar National Bank SAQ	105,359	3,909,366
Qatar National Cement Co.	8,847	258,777
Qatar Navigation	23,800	487,635
Qatar Telecom Q-Tel QSC	62,906	2,332,420
Vodafone Qatar*(g)	289,300	594,332

		20,732,869

Romania — 0.5%
Antibiotice*(g)	740,449	92,653
Banca Transilvania*(g)	3,174,206	1,101,059
Biofarm Bucuresti(g)	6,134,800	372,823
BRD-Groupe Societe Generale(g)	673,070	2,179,213
OMV Petrom SA(g)	18,165,400	2,291,281
Transelectrica SA(g)	46,500	224,629

		6,261,658

Russia — 5.7%
Aeroflot - Russian Airlines OJSC	250,300	407,516
AvtoVAZ*	646,700	525,920
CTC Media, Inc.(a)	99,400	1,156,022
Evraz PLC*	59,700	352,834
Federal Grid Co. Unified Energy System JSC	85,689,700	917,051
Federal Hydrogenerating Co. JSC	16,676,743	614,171
Federal Hydrogenerating Co. JSC, ADR	403,900	1,480,697
Gazprom Neft JSC, ADR	15,900	424,371
Gazprom OAO, ADR	1,048,840	12,795,848
IDGC Holding JSC*	5,875,000	659,246
Inter Rao UES OAO	845,760,258	889,740
KamAZ*	63,900	100,899
LSR Group, GDR	100,800	594,720
LUKOIL OAO, ADR	107,400	6,465,480
Magnit OJSC	3,600	447,152
Magnitogorsk Iron & Steel Works, GDR	38,200	225,571
Mail.Ru Group Ltd., GDR*	30,200	1,191,390
Mechel, ADR(a)	45,500	408,590

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR, (RTSX)	16,000	$293,600
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR, (XLON)	132,885	2,431,796
Mobile Telesystems OJSC	428,817	3,353,804
Mosenergo OAO	4,030,000	254,494
NovaTek OAO (Class S Stock)	178,000	2,357,270
Novolipetsk Steel OJSC, GDR	17,400	361,572
Pharmstandard OJSC, GDR*	60,700	1,076,818
PIK Group, GDR*	269,400	674,039
Polymetal International PLC*	30,000	443,138
Rosneft Oil Co., GDR	285,300	2,019,924
Rostelecom*	382,203	1,885,715
Rostelecom, ADR*(a)	8,400	246,013
Russia JSC Issue 40*	3,461,220	127,470
Sberbank of Russia	1,793,770	5,793,877
Sberbank of Russia, ADR*	393,000	5,046,120
Severstal OAO, GDR	26,100	347,652
Sistema JSFC	1,304,250	1,143,246
Surgutneftegaz OJSC, ADR	179,100	1,751,598
Tatneft, ADR	47,333	1,931,186
United Co. RUSAL PLC*	414,000	317,209
Uralkali, GDR	53,600	2,021,256
VimpelCom Ltd., ADR	220,920	2,465,467
VTB Bank OJSC	69,000,000	157,320
VTB Bank OJSC, GDR	568,400	2,563,484
X5 Retail Group NV, GDR*	109,600	2,514,224

		71,235,510

Slovenia — 0.4%
Gorenje dd*(g)	15,400	123,234
Krka dd Novo mesto(g)	30,590	2,045,208
Luka Koper*(g)	11,450	152,709
Mercator Poslovni Sistem(g)	3,265	596,574
Nova Kreditna Banka Maribor dd(g)	65,600	305,344
Petrol dd Ljubljana(g)	2,543	590,141
Reinsurance Co. Sava Ltd.*(g)	18,150	140,399
Sava dd*(g)	238	3,784
Telekom Slovenije dd(g)	8,530	786,117
Zavarovalnica Triglav dd(g)	35,768	667,856

		5,411,366

South Africa — 6.2%
ABSA Group Ltd.	59,500	1,210,012
Adcock Ingram Holdings Ltd.	42,200	322,923
Aeci Ltd.	27,200	333,307
African Bank Investments Ltd.	172,100	894,265
African Rainbow Minerals Ltd.	22,500	532,743
Anglo American Platinum Ltd.	12,500	870,160
AngloGold Ashanti Ltd.	30,358	1,117,599
AngloGold Ashanti Ltd., ADR	45,300	1,672,476
ArcelorMittal South Africa Ltd.	38,100	277,940
Arrowhead Properties Ltd.	14,037	9,973
Aspen Pharmacare Holdings Ltd.*	75,790	1,170,986
Aveng Ltd.	222,100	1,131,781
Barloworld Ltd.	116,200	1,514,493
Bidvest Group Ltd.	125,092	2,931,207
Capital Property Fund	387,940	462,736
DataTec Ltd.	107,700	617,755
Discovery Holdings Ltd.	105,700	694,057
Exxaro Resources Ltd.	32,900	849,756

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
FirstRand Ltd.	666,700	$2,059,808
Foschini Group Ltd.( The)	42,100	678,781
Gold Fields Ltd.	146,034	1,998,901
Grindrod Ltd.	175,800	345,825
Growthpoint Properties Ltd.	238,900	622,865
Harmony Gold Mining Co. Ltd.	70,300	764,218
Impala Platinum Holdings Ltd.	94,700	1,865,359
Imperial Holdings Ltd.	35,700	721,353
Investec Ltd.	45,600	280,341
JSE Ltd.	33,600	347,783
Kumba Iron Ore Ltd.	15,000	1,028,647
Lewis Group Ltd.	27,600	274,165
Liberty Holdings Ltd.	43,700	515,559
Life Healthcare Group Holdings Ltd.	182,500	594,773
Massmart Holdings Ltd.	21,266	448,940
MMI Holdings Ltd.	298,341	688,778
Mr. Price Group Ltd.	53,600	659,187
MTN Group Ltd.	758,000	13,341,828
Murray & Roberts Holdings Ltd.*	264,400	968,536
Nampak Ltd.	169,700	513,237
Naspers Ltd. (Class N Stock)	82,600	4,640,933
Nedbank Group Ltd.	50,585	1,081,468
Netcare Ltd.	298,000	552,801
Northam Platinum Ltd.	59,612	265,149
Pick’n Pay Holdings Ltd.	44,800	110,379
Pick’n Pay Stores Ltd.	53,900	305,651
Pretoria Portland Cement Co. Ltd.	115,707	494,745
Redefine Properties Ltd.	693,500	721,435
Remgro Ltd.	83,800	1,456,750
Reunert Ltd.	115,100	1,050,319
RMB Holdings Ltd.	135,400	551,943
RMI Holdings	105,603	236,922
Sanlam Ltd.	377,500	1,632,831
Sappi Ltd.*	106,920	395,845
Sasol Ltd.	97,700	4,718,792
Shoprite Holdings Ltd.	81,000	1,449,785
Spar Group Ltd. (The)	38,700	583,956
Standard Bank Group Ltd.	228,100	3,311,330
Steinhoff International Holdings Ltd.*	366,000	1,312,084
Sun International Ltd.	18,900	205,729
Telkom SA Ltd.	110,800	346,656
Tiger Brands Ltd.	36,800	1,291,334
Tongaat Hulett Ltd.	14,800	200,633
Truworths International Ltd.	81,700	860,135
Vodacom Group Ltd.	134,800	1,900,485
Wilson Bayly Holmes-Ovcon Ltd.	42,900	727,024
Woolworths Holdings Ltd.	203,400	1,276,719

		77,014,886

South Korea — 6.1%
Amorepacific Corp.	540	571,431
BS Financial Group, Inc.	37,072	435,160
Celltrion, Inc.	9,600	313,067
Cheil Industries, Inc.	6,990	591,008
CJ CheilJedang Corp.	1,200	355,854
Daelim Industrial Co. Ltd.	2,900	313,534
Daewoo Engineering & Construction Co. Ltd.*	17,390	156,549
Daewoo International Corp.	6,180	195,810
Daewoo Securities Co. Ltd.*	45,000	524,249

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,850	$450,602
Dong-A Pharmaceutical Co. Ltd.	1,795	128,480
Dongbu Insurance Co. Ltd.	10,600	457,941
Dongkuk Steel Mill Co. Ltd.	7,810	149,231
Doosan Heavy Industries & Construction Co. Ltd.	5,280	297,307
Doosan Infracore Co. Ltd.*	12,450	239,539
E-Mart Co. Ltd.	3,217	709,810
GS Engineering & Construction Corp.	5,500	484,930
GS Holdings	7,960	455,941
Hana Financial Group, Inc.	44,830	1,689,459
Hanjin Heavy Industries & Construction Co. Ltd.*	12,341	205,856
Hanjin Shipping Holdings Co. Ltd.*	16,197	114,074
Hankook Tire Co. Ltd.	11,380	421,333
Hansol Paper Co. Ltd.	22,000	157,663
Hanwha Chem Corp.	13,680	324,176
Hanwha Corp.	13,910	399,603
Honam Petrochemical Corp.	2,400	712,766
Hynix Semiconductor, Inc.*	46,880	1,210,220
Hyosung Corp.	7,570	400,865
Hyundai Department Store Co. Ltd.	2,350	360,884
Hyundai Engineering & Construction Co. Ltd.	7,160	510,594
Hyundai Glovis Co. Ltd.	4,060	730,983
Hyundai Heavy Industries Co. Ltd.	5,010	1,421,575
Hyundai Marine & Fire Insurance Co. Ltd.	15,430	443,950
Hyundai Merchant Marine Co. Ltd.*	17,670	478,769
Hyundai Mobis	6,800	1,719,430
Hyundai Motor Co.	18,280	3,759,093
Hyundai Securities Co. Ltd.*	43,520	405,221
Hyundai Steel Co.	7,220	649,962
Industrial Bank of Korea	27,730	336,514
Kangwon Land, Inc.	20,730	460,138
KB Financial Group, Inc.	57,888	2,112,589
Kia Motors Corp.	28,550	1,867,133
Korea Electric Power Corp.*	56,790	1,122,718
Korea Exchange Bank	36,160	276,374
Korea Investment Holdings Co. Ltd.*	7,090	281,898
Korea Kumho Petrochemical Co. Ltd.	2,600	325,846
Korea Zinc Co. Ltd.	1,830	632,315
Korean Air Lines Co. Ltd.*	8,850	390,539
Korean Reinsurance Co.*	15,762	189,888
KT Corp.	17,490	485,469
KT Corp., ADR*	29,700	406,593
KT&G Corp.	14,570	1,033,871
LG Chem Ltd.	6,298	2,056,626
LG Corp.	8,830	506,553
LG Display Co. Ltd.*	18,450	431,512
LG Electronics, Inc.	12,460	910,541
LG Household & Health Care Ltd.	1,670	876,969
LG Uplus Corp.	90,790	544,876
LIG Insurance Co. Ltd.	7,200	165,853
Lotte Shopping Co. Ltd.	1,100	344,645
Macquarie Korea Infrastructure Fund	60,089	295,924
MegaStudy Co. Ltd.	1,080	111,331
NCSoft Corp.	1,590	420,286
NHN Corp.	5,200	1,193,239
Nong Shim Co. Ltd.	690	138,542
OCI Co. Ltd.	2,370	482,137

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
ORION Corp.	650	$456,644
POSCO	9,800	3,286,704
Samsung C&T Corp.	15,810	1,107,907
Samsung Card Co.	8,820	307,091
Samsung Electro-Mechanics Co. Ltd.	5,190	457,598
Samsung Electronics Co. Ltd.	12,081	13,594,524
Samsung Engineering Co. Ltd.	3,400	726,182
Samsung Fine Chemicals Co. Ltd.	4,550	218,856
Samsung Fire & Marine Insurance Co. Ltd.	7,050	1,331,539
Samsung Heavy Industries Co. Ltd.	20,400	679,670
Samsung Life Insurance Co. Ltd.	15,800	1,380,522
Samsung SDI Co. Ltd.	3,600	435,285
Samsung Securities Co. Ltd.*	9,750	488,769
Samsung Techwin Co. Ltd.	6,149	369,032
Shinhan Financial Group Co. Ltd.	78,527	3,032,131
Shinsegae Co. Ltd.	1,683	355,004
SK Broadband Co. Ltd.*	56,200	172,610
SK C&C Co. Ltd.	4,400	434,932
SK Chemicals Co. Ltd.	4,200	237,236
SK Holdings Co. Ltd.	4,360	567,583
SK Innovation Co. Ltd.	9,150	1,336,503
SK Telecom Co. Ltd.	10,200	1,255,814
S-Oil Corp.	7,380	729,500
Woongjin Coway Co. Ltd.	7,460	247,558
Woori Finance Holdings Co. Ltd.	70,840	812,780
Woori Investment & Securities Co. Ltd.*	20,712	238,552
Yuhan Corp.	1,548	161,183

		75,769,547

Taiwan — 6.5%
Acer, Inc.	424,731	563,392
Advanced Semiconductor Engineering, Inc.	659,777	663,924
Altek Corp.	322,996	297,667
Ambassador Hotel (The)	275,000	348,473
Amtran Technology Co. Ltd.	302,000	237,900
Asia Cement Corp.	519,044	632,219
Asia Optical Co., Inc.*	276,000	259,967
Asustek Computer, Inc.	98,037	925,081
AU Optronics Corp.	1,262,441	583,859
Catcher Technology Co. Ltd.	90,780	641,299
Cathay Financial Holding Co. Ltd.	1,191,036	1,355,903
Chang Hwa Commercial Bank	915,910	522,898
Cheng Shin Rubber Industry Co. Ltd.	411,664	988,903
Chicony Electronics Co. Ltd.	105,258	206,846
Chimei Innolux Corp.*	1,257,940	586,040
China Airlines Ltd.	853,590	344,160
China Development Financial Holding Corp.	2,235,339	681,633
China Life Insurance Co. Ltd.	404,000	393,535
China Petrochemical Development Corp.	392,096	443,050
China Steel Corp.	2,089,101	2,134,083
China Synthetic Rubber Corp.	333,000	328,323
Chinatrust Financial Holding Co. Ltd.	2,411,240	1,515,476
Chroma ATE, Inc.	97,760	249,083
Chunghwa Telecom Co. Ltd.	999,268	3,077,588
Compal Electronics, Inc.	597,822	672,473
Delta Electronics, Inc.	303,268	888,807
E Ink Holdings, Inc.	244,000	319,111
E. Sun Financial Holding Co. Ltd.	1,046,593	574,457
Epistar Corp.	175,000	446,475
Eternal Chemical Co. Ltd.	165,375	144,002
Eva Airways Corp.	996,634	612,882

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Everlight Electronics Co. Ltd.	104,609	$219,748
Far Eastern Department Stores Co. Ltd.	400,555	512,323
Far Eastern International Bank	473,175	189,177
Far Eastern New Century Corp.	472,676	546,914
Far EasTone Telecommunications Co. Ltd.	480,000	983,923
First Financial Holding Co. Ltd.	1,152,198	692,931
Formosa Chemicals & Fibre Corp.	688,810	2,011,737
Formosa Petrochemical Corp.	289,670	902,934
Formosa Plastics Corp.	833,560	2,454,264
Formosa Taffeta Co. Ltd.	162,000	156,980
Foxconn Technology Co. Ltd.	160,394	662,998
Fubon Financial Holding Co. Ltd.	1,139,118	1,283,290
Giant Manufacturing Co. Ltd.	94,661	415,342
Great Wall Enterprise Co. Ltd.	383,607	392,517
Hon Hai Precision Industry Co. Ltd.	996,877	3,867,334
Hotai Motor Co. Ltd.	138,000	1,112,809
HTC Corp.	95,485	1,931,408
Hua Nan Financial Holdings Co. Ltd.	920,535	527,098
Kenda Rubber Industrial Co. Ltd.	218,163	254,645
Kerry TJ Logistics Co. Ltd.	266,000	300,117
KGI Securities Co. Ltd.	879,722	371,090
Largan Precision Co. Ltd.	20,000	393,027
LCY Chemical Corp.	197,837	315,043
Lite-On Technology Corp.	389,141	470,695
Macronix International.	514,157	191,625
MediaTek, Inc.	138,472	1,325,394
Mega Financial Holding Co. Ltd.	2,296,840	1,622,562
Microbio Co. Ltd.	236,642	295,457
MStar Semiconductor, Inc.	102,000	623,795
Nan Kang Rubber Tire Co. Ltd.	262,169	409,049
Nan Ya Plastics Corp.	1,080,350	2,441,490
Novatek Microelectronics Corp.	77,246	235,288
Pegatron Corp.	319,133	497,387
Phison Electronics Corp.	38,302	327,678
POU Chen Corp.	832,547	723,537
Powertech Technology, Inc.	155,528	302,999
President Chain Store Corp.	169,648	942,665
Qisda Corp.	866,510	207,273
Quanta Computer, Inc.	451,319	1,182,028
Radium Life Tech Co. Ltd.	321,013	259,947
Realtek Semiconductor Corp.	89,425	163,310
Ritek Corp.*	776,000	133,827
Ruentex Development Co. Ltd.	260,767	384,332
Ruentex Industries Ltd.	276,000	540,507
Sanyang Industry Co. Ltd.	504,423	342,668
Shin Kong Financial Holding Co. Ltd.*	1,393,114	443,689
Siliconware Precision Industries Co.	429,350	520,786
Simplo Technology Co. Ltd.	70,606	532,275
Sino-American Silicon Products, Inc.	90,793	158,118
SinoPac Financial Holdings Co. Ltd.	1,710,161	617,094
Solar Applied Materials Technology Co.	201,620	293,742
Standard Foods Corp.	130,000	442,664
Synnex Technology International Corp.	187,889	466,627
Tainan Spinning Co. Ltd.	625,107	280,630
Taishin Financial Holding Co. Ltd.	1,377,891	550,886
Taiwan Cement Corp.	738,562	864,569
Taiwan Cooperative Financial Holding*	757,667	474,914
Taiwan Fertilizer Co. Ltd.	178,000	460,763
Taiwan Glass Industrial Corp.	319,923	360,414
Taiwan Mobile Co. Ltd.	427,200	1,301,234

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,745,814	$7,898,477
Tatung Co. Ltd.*	614,879	178,956
Teco Electric and Machinery Co. Ltd.	273,000	188,231
Tong Yang Industry Co. Ltd.	155,150	165,062
TPK Holding Co. Ltd.*	18,000	291,213
Transcend Information, Inc.	57,719	166,618
Tripod Technology Corp.	100,278	336,361
TSRC Corp.	171,800	439,476
TTY Biopharm Co. Ltd.	60,466	258,135
Tung Ho Steel Enterprise Corp.	187,381	190,146
Unimicron Technology Corp.	210,000	260,414
Uni-President Enterprises Corp.	962,696	1,332,434
United Microelectronics Corp.	1,511,280	739,907
Waterland Financial Holdings Co. Ltd.	498,569	171,457
Wei Chuan Food Corp.	165,000	183,647
Wintek Corp.	521,484	404,614
Wistron Corp.	300,821	453,558
WPG Holdings Ltd.	290,613	395,827
Yang Ming Marine Transport Corp.	564,300	301,131
Young Fast Optoelectronics Co. Ltd.	61,695	151,758
Young Optics, Inc.	79,000	314,506
Yuanta Financial Holding Co. Ltd.*	1,832,213	952,903
Yulon Motor Co. Ltd.	370,053	707,144
Zinwell Corp.	145,074	175,478

		80,186,529

Thailand — 3.2%
Advanced Info Service PCL	642,400	3,831,494
Airports of Thailand PCL	342,800	647,264
Bangkok Bank PCL	183,100	1,151,423
Bangkok Dusit Medical Services PCL (Class F Stock)	188,100	528,936
Bangkok Expressway PCL	423,100	296,239
Bank of Ayudhya PCL	1,177,300	1,049,457
Banpu PCL	42,100	832,447
BEC World PCL	409,900	677,630
Big C Supercenter PCL	79,500	422,626
Big C Supercenter PCL - Foreign	57,500	305,673
Bumrungrad Hospital PCL	138,500	240,186
Cal-Comp Electronics Thailand PCL (Class F Stock)	2,615,800	237,415
Central Pattana PCL	203,400	303,287
Charoen Pokphand Foods PCL	1,354,900	1,635,981
CP ALL PCL	714,100	1,516,160
Delta Electronics Thai PCL	380,700	320,849
Dynasty Ceramic PCL	150,000	317,261
Electricity Generating PCL	104,100	313,818
Esso Thailand PCL	680,000	282,139
Glow Energy PCL	296,200	590,480
Hana Microelectronics PCL	494,200	350,826
Home Product Center PCL	923,300	416,009
Indorama Ventures PCL	538,288	658,683
IRPC PCL	3,396,500	515,255
Italian-Thai Development PCL	3,707,500	425,431
Jasmine International PCL	3,200,000	290,438
Kasikornbank PCL	407,700	2,068,235
Khon Kaen Sugar Industry PCL	550,900	253,575
Kiatnakin Bank PCL	93,500	112,139
Krung Thai Bank PCL	991,500	562,439
Land & Houses PCL	834,300	189,306

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Minor International PCL	700,000	$324,473
Polyplex PCL	520,000	266,321
Precious Shipping PCL	223,500	115,191
Pruksa Real Estate PCL	352,400	172,488
PTT Exploration & Production PCL	342,100	1,935,055
PTT Global Chemical PCL	423,258	974,111
PTT PCL	273,100	3,133,789
Ratchaburi Electricity Generating Holding PCL	191,700	256,325
Robinson Department Store PCL	318,600	529,279
Siam Cement PCL (The)	105,600	1,423,974
Siam Commercial Bank PCL	480,500	2,235,065
Siam Makro PCL	40,000	464,182
Sino Thai Engineering & Construction PCL	650,000	297,083
Thai Airways International PCL*	324,900	271,189
Thai Beverage PCL	3,449,000	891,711
Thai Oil PCL	328,400	771,767
Thai Tap Water Supply PCL	1,313,800	255,520
Thai Union Frozen Products PCL	212,100	486,421
Thanachart Capital PCL	286,100	310,676
Tisco Financial Group PCL	225,000	302,674
TMB Bank PCL	10,319,700	592,087
Total Access Communication PCL	77,600	206,732
Total Access Communication PCL, NVDR	477,800	1,270,003
True Corp. PCL*	3,516,394	419,460

		39,248,677

Turkey — 3.1%
Adana Cimento Sanayii TAS (Class A Stock)	47,928	108,371
Akbank TAS*	608,466	2,389,756
Akcansa Cimento A/S	45,400	217,027
Akenerji Elektrik Uretim A/S*	239,962	290,814
Alarko Holding A/S	133,000	313,415
Anadolu Efes Biracilik Ve Malt Sanayii A/S	107,600	1,503,249
Arcelik A/S*	195,795	874,448
Asya Katilim Bankasi A/S*	441,400	485,409
Aygaz AS	50,000	256,971
Bagfas Bandirma Gubre Fabrik	4,200	412,388
BIM Birlesik Magazalar A/S	50,000	1,893,621
Cimsa Cimento Sanayi VE Tica	35,400	178,758
Coca-Cola Icecek A/S	30,700	391,867
Dogan Sirketler Grubu Holdings*	616,526	290,569
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	127,900	149,981
Enka Insaat ve Sanayi A/S.	614,977	1,959,865
Eregli Demir ve Celik Fabrikalari TAS	773,992	1,524,273
Ford Otomotiv Sanayi A/S	27,600	260,158
Gubre Fabrikalari TAS*	20,400	137,923
Haci Omer Sabanci Holding A/S	397,588	1,708,761
Ihlas Holding A/S*	784,900	475,617
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	645,200	340,284
KOC Holding A/S.	569,932	2,315,159
Koza Altin Isletmeleri A/S	31,500	597,374
Koza Anadolu Metal Madencilik Isletmeleri A/S*	122,500	217,879
Koza Anadolu Metal Madencilik Isletmeleri A/S*	122,500	213,755
Migros Ticaret AS*	25,300	230,671
Petkim Petrokimya Holding A/S*	313,973	391,079

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Sekerbank TAS	347,917	$195,207
TAV Havalimanlari Holding A/S*	123,000	612,826
Tekfen Holding A/S	127,496	442,083
Tofas Turk Otomobil Fabrikasi A/S	70,800	302,697
Trakya Cam Sanayi A/S	198,106	307,891
Tupras Turkiye Petrol Rafinerileri A/S	87,900	2,243,982
Turk Ekonomi Bankasi A/S*	139,200	140,582
Turk Hava Yollari*	358,449	522,901
Turk Sise ve Cam Fabrikalari A/S	240,700	457,820
Turk Telekomunikasyon A/S	353,900	1,536,883
Turk Traktor ve Ziraat Makineleri A/S	11,000	224,654
Turkcell Iletisim Hizmet A/S*	563,900	2,885,467
Turkiye Garanti Bankasi A/S	802,900	3,180,426
Turkiye Halk Bankasi A/S	139,900	1,000,800
Turkiye Is Bankasi (Class C Stock)	664,462	1,636,643
Turkiye Sinai Kalkinma Bankasi A/S	209,999	263,927
Turkiye Vakiflar Bankasi Tao (Class D Stock)	358,700	680,248
Ulker Biskuvi Sanayi A/S	70,200	222,144
Vestel Elektronik Sanayi ve Ticaret A/S*	142,900	178,795
Yapi ve Kredi Bankasi A/S*	322,548	651,502
Yazicilar Holding A/S (Class A Stock)	39,100	272,031

		38,088,951

United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank*(g)	2,838,400	2,395,600
Abu Dhabi National Hotels	984,893	587,235
Air Arabia PJSC*	3,448,700	672,276
Aldar Properties PJSC	2,540,081	843,697
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.*	2,508,925	2,008,233
Bank of Sharjah	627,800	300,824
Dana Gas PJSC*	7,118,840	949,696
DP World Ltd.	301,870	3,501,692
Dubai Financial Market*	1,758,200	550,485
Dubai Islamic Bank PJSC	658,851	378,485
Emaar Properties PJSC	3,693,900	3,047,241
First Gulf Bank PJSC	552,000	1,462,282
Gulf Cement Co. PSC	260,300	80,081
National Bank of Abu Dhabi PJSC(g)	1,162,081	2,749,384
National Central Cooling Co.*	483,458	205,335
Union National Bank PJSC/Abu Dhabi*	1,117,393	955,245

		20,687,791

TOTAL COMMON STOCKS (cost $1,094,685,694)		1,120,644,586

EXCHANGE TRADED FUND — 1.9%
Vanguard MSCI Emerging Markets (cost $21,278,084)	520,900	22,643,523

PREFERRED STOCKS — 3.5%
Brazil — 3.2%
AES Tiete SA, (PRFC)	31,800	482,544
Banco Bradesco SA, (PRFC)	182,264	3,175,105
Bradespar SA, (PRFC)	22,400	425,679
Centrais Eletricas Brasileiras SA, (PRFC B)	81,300	1,040,829
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	15,995	752,500
Cia de Bebidas das Americas, (PRFC)	80,620	3,330,441
Cia Energetica de Minas Gerais, (PRFC)	38,272	910,544
Cia Energetica de Sao Paulo, (PRFC B)	46,800	940,640

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Cia Paranaense de Energia, (PRFC B)	24,300	$569,744
Companhia de Bebidas das Americas, (PRFC)	33,600	1,388,352
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	22,600	474,545
Gerdau SA, (PRFC)	94,900	907,696
Itau Unibanco Holding SA, (PRFC)	151,600	2,898,376
Itau Unibanco Holding SA, ADR (PRFC)	61,600	1,182,104
Itausa - Investimentos Itau SA, (PRFC)	252,055	1,556,142
Klabin SA, (PRFC)	82,100	380,041
Lojas Americanas SA, (PRFC)	74,991	705,769
Marcopolo SA, (PRFC)	82,000	416,862
Metalurgica Gerdau SA, (PRFC)	39,400	481,964
Petroleo Brasileiro SA, (PRFC)	548,300	6,983,470
Randon Participacoes SA, (PRFC)	38,700	249,527
Suzano Papel e Celulose SA, (PRFC A)	65,025	277,847
Tam SA, (PRFC)	15,000	371,908
Tele Norte Leste Participacoes SA, (PRFC)	64,600	735,374
Telefonica Brasil SA, (PRFC)	51,241	1,567,167
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)	48,800	321,065
Vale SA, (PRFC A)	263,300	5,957,046
Vale SA, ADR (PRFC)(a)	28,900	655,741

		39,139,022

Croatia — 0.1%
Adris Grupa dd, (PRFC)(g)	20,975	785,804

Oman
Shell Oman Marketing, (PRFC)	33,500	195,779

Pakistan
Millat Tractors Ltd., (PRFC)(g)	55,400	307,265

Peru
Luz del Sur Saa, (PRFC)(g)	138,100	393,573

Philippines
BDO Unibank, Inc., (PRFC)	209,000	322,250
Security Bank Corp., (PRFC)	82,500	274,776

		597,026

Russia — 0.2%
AK Transneft OAO, (PRFC)	350	686,957
Surgutneftegaz OJSC, (PRFC S)	1,641,400	1,162,134

		1,849,091

South Africa
Allied Electronics Corp. Ltd., (PRFC)	51,800	162,065
Arrowhead Properties Ltd. (Class A Stock), (PRFC A)	14,037	11,986

		174,051

South Korea
LG Chem Ltd., (PRFC)	2,200	225,233

TOTAL PREFERRED STOCKS (cost $44,264,843)		43,666,844

	Units
RIGHTS(l)*
Kenya
Kenya Airways Ltd., expiring 04/27/12	2,011,520	—

	Units	Value
RIGHTS(l)* (Continued)
South Africa
Murray & Roberts Holdings Ltd., expiring 04/20/12	89,896	$117,775

TOTAL RIGHTS (cost $0)		117,775

WARRANTS(l)* — 3.1%
Egypt — 1.5%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	60,700	906,416
Amer Group Holding, expiring 02/02/15	1,854,713	221,230
Arab Cotton Ginning, expiring 12/08/14	379,670	175,346
Citadel Capital SAE, expiring 12/22/14	219,650	111,716
Commercial International Bank Egypt SAE, expiring 12/01/14	594,800	2,458,519
Eastern Co., expiring 12/08/14	40,498	696,988
EFG - Hermes Holdings SAE, expiring 12/08/14	393,175	883,832
Egyptian Kuwaiti Holding Co., expiring 12/01/14	585,000	666,900
ElSwedy Electric Co., expiring 12/15/14	114,611	433,318
Ezz Steel, expiring 12/08/14	1,120,620	1,291,075
Ghabbour Auto, expiring 12/15/14	54,050	187,799
Juhayna Food Industries, expiring 12/01/14	1,316,144	958,606
Maridive & Oil Services SAE, expiring 12/01/14	157,498	207,897
Misr Beni Suef Cement Co., expiring 12/08/14	19,550	156,889
Mobinil - Egyptian Mobile Services, expiring 12/15/14	44,940	1,325,712
National Societe Generale Bank SAE,expiring 12/08/14	79,018	379,453
Orascom Construction Industries, expiring 12/08/14	83,503	3,596,473
Oriental Weavers, expiring 12/08/14	95,671	341,597
Palm Hills Developments SAE, expiring 12/15/14	773,000	222,645
Pioneers Holding, expiring 12/08/14	394,200	248,614
Sidi Perir Petrochemicals, expiring 12/01/14	421,477	982,337
Telecom Egypt, expiring 12/01/14	469,212	1,099,807
TMG Holding, expiring 12/08/14	884,462	601,735

		18,154,904

Saudi Arabia — 0.8%
Al Albdullatif Industrial, expiring 07/06/12	12,500	96,991
Al Rajhi Bank, expiring 04/30/12	42,400	932,677
Alinma Bank, expiring 06/04/12	137,000	569,867
Almari Co. Ltd., expiring 11/24/14	13,700	416,424
Arab National Bank, expiring 06/04/12	13,862	123,819
Banque Saudi Fransi, expiring 02/23/15	26,100	342,388
Etihad Etisalat Co., expiring 04/02/12	38,200	659,500
Fawaz Abdulaziz Alhokair Co., expiring 04/04/12	13,500	267,265
Jarir Marketing Co., expiring 06/04/12	3,750	154,986
Kayan Petrochemical Co., expiring 06/04/12	72,200	382,143
Mobile Telecommunications Co. KSC,expiring 06/04/12	196,300	573,142
National Industrialization, expiring 05/14/12	57,792	742,750
Riyad Bank, expiring 06/11/12	29,000	198,728
Sahara Petrochemical Co., expiring 11/26/12	60,000	302,372

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Units	Value
WARRANTS(l)* (Continued)
Saudi Arabia (cont’d.)
Samba Financial Group, expiring 04/30/12	40,800	$609,197
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	109,898
Saudi Arabian Fertilizer Co., expiring 06/04/12	4,700	238,731
Saudi Arabian Mining Co., expiring 06/25/12	21,900	207,301
Saudi Basic Industries, expiring 02/23/15	38,800	1,112,117
Saudi Electricity, expiring 06/25/12	69,100	291,114
Saudi Industries Investment Group, expiring 06/11/12	23,200	151,559
Saudi International Petroleum, expiring 09/21/12	42,130	257,250
Saudi Telecom Co., expiring 05/21/12	44,400	478,279
Savola, expiring 04/20/12	61,000	557,872
Yamamah Saudi Cement Co., expiring 02/02/15	30,450	400,262
Yanbu National Petrochemical, expiring 01/07/13	20,000	271,975

		10,448,607

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC,expiring 10/14/16	278,880	388,359
Baoviet Holdings, expiring 10/15/19	146,970	529,307
DIG VN, expiring 07/27/15	128,700	103,207
FPT Corp., expiring 01/13/15	322,466	898,110
GEMADEPT Corp., expiring 12/03/14	125,667	150,862
Hagl JSC, expiring 03/03/15	452,000	583,859
Hoa Phat Group JSC, expiring 03/03/15	496,210	550,421
Kinh Do JSC, expiring 12/08/14	109,195	207,642
Masan Group Corp., expiring 07/07/16(g)	184,900	1,012,183
PetroVietnam, expiring 12/08/14	213,000	164,673
PetroVietnam Construction JSC, expiring 05/20/16	586,530	290,098
PetroVietnam Drilling & Well Services JSC,expiring 12/15/14	261,243	500,536
PetroVietnam Fertilizer & Chemical JSC,expiring 12/09/14	408,800	573,207
Pha Lai Thermal Power JSC, expiring 01/13/15	832,700	419,852
Refrigeration Electrical Engineering Corp.,expiring 04/07/15	401,080	267,709
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	225,740	341,457
Vietnam Construction, expiring 12/08/14	586,900	332,555
Vietnam Dairy Products JSC, expiring 09/29/14(g)	183,930	812,565
Vietnam Joint Stock Commercial Bank for Industry and Trade, expiring 10/27/16	966,330	1,020,853

	Units	Value
WARRANTS(l)* (Continued)
Vietnam (cont’d.)
Vincom JSC, expiring 12/16/14	191,290	$881,822

		10,029,277

TOTAL WARRANTS (cost $34,794,657)		38,632,788

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND
India
Dr. Reddy’s Laboratories Ltd., Unsec’d. Notes (cost $16,003) 9.250%	03/24/14	NR	INR	145	13,823

TOTAL LONG-TERM INVESTMENTS
(cost $1,195,039,281)					1,225,719,339

	Shares
SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $30,586,656; includes $22,379,975 of cash collateral for securities on loan)(b)(w)	30,586,656	30,586,656

TOTAL INVESTMENTS — 101.5%
(cost $1,225,625,937)		1,256,305,995
Liabilities in excess of other assets — (1.5)%		(18,400,902)

NET ASSETS — 100.0%		$1,237,905,093

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
RTSX	Russian Trading System Stock Exchange
XLON	London Stock Exchange
INR	Indian Rupee
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,099,584; cash collateral of $22,379,975 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on March 31, 2012. Collateral was subsequently received on

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

April 2, 2012 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid. (l) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$9,607,927	$—	$—
Botswana	2,913,779	—	1,819,972
Brazil	32,584,576	—	—
Bulgaria	1,037,374	—	560,269
Chile	38,876,997	—	—
China	114,209,378	—	240,725
Colombia	19,433,123	—	—
Croatia	4,985,630	—	—
Czech Republic	19,119,880	—	—
Egypt	1,460,972	—	—
Estonia	3,782,597	—	—
Ghana	1,781,563	—	—
Hungary	18,436,401	—	—
India	76,695,759	—	22,668
Indonesia	40,292,302	—	111,658
Jordan	9,464,225	—	333,459
Kazakhstan	9,721,148	—	—
Kenya	9,819,827	—	222,155
Kuwait	18,246,046	—	998,102
Latvia	829,256	—	—
Lebanon	3,194,287	—	—
Lithuania	1,012,094	—	262,832
Malaysia	39,752,830	—	2,922
Mauritius	2,988,974	—	82,500
Mexico	75,447,931	—	—
Morocco	19,299,330	—	—
Nigeria	9,164,593	21,649	—
Oman	9,395,911	—	—
Pakistan	9,833,640	—	—
Peru	19,604,251	—	—
Philippines	20,180,350	—	—
Poland	38,154,940	—	—
Qatar	20,732,869	—	—
Romania	6,261,658	—	—
Russia	71,235,510	—	—
Slovenia	5,411,366	—	—
South Africa	77,014,886	—	—
South Korea	75,769,547	—	—
Taiwan	80,186,529	—	—
Thailand	39,248,677	—	—
Turkey	38,088,951	—	—
United Arab Emirates	20,687,791	—	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3

Exchange Traded Fund	$22,643,523	$—	$—
Preferred Stocks:
Brazil	39,139,022	—	—
Croatia	785,804	—	—
Oman	195,779	—	—
Pakistan	307,265	—	—
Peru	393,573	—	—
Philippines	597,026	—	—
Russia	1,849,091	—	—
South Africa	174,051	—	—
South Korea	225,233	—	—
Rights:
Kenya	—	—	—
South Africa	117,775	—	—
Warrants:
Egypt	—	18,154,904	—
Saudi Arabia	—	10,448,607	—
Vietnam	—	10,029,277	—
Corporate Bond - India	—	13,823	—
Affiliated Money Market Mutual Fund	30,586,656	—	—

Total	$1,212,980,473	$38,668,260	$4,657,262

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Commercial Banks	12.6%
Telecommunications	10.8
Oil, Gas & Consumable Fuels	7.5
Metals & Mining	7.4
Diversified Financial Services	4.4
Food	3.2
Chemicals	3.1
Retail & Merchandising	2.9
Electric	2.5
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	2.5
Banks	2.3
Semiconductors	2.3
Diversified Operations	2.3
Engineering/Construction	2.3
Building Materials	2.1
Beverages	2.0
Oil & Gas	2.0
Real Estate	1.9
Exchange Traded Fund	1.8
Insurance	1.6
Internet Software & Services	1.6
Pharmaceuticals	1.4
Industrials	1.4
Automobile Manufacturers	1.3
Electronic Components & Equipment	1.2
Financial Services	1.1
Computer Services & Software	1.0
Media & Entertainment	0.9
Agriculture	0.8
Consumer Discretionary	0.8
Electric – Generation	0.8
Computers & Peripherals	0.7
Transportation	0.7
Electric – Integrated	0.6
Information Technology	0.6

Airlines	0.5%
Financial – Bank & Trust	0.5
Holding Companies	0.5
Hotels & Motels	0.5
Tobacco	0.5
Machinery	0.5
Auto Parts & Equipment	0.5
Investment Companies	0.4
Paper & Forest Products	0.4
Utilities	0.4
Real Estate Investment Trusts	0.3
Consumer Products & Services	0.3
Marine	0.3
Distribution/Wholesale	0.3
Textiles	0.3
Commercial Services	0.2
Electronics	0.2
Home Furnishings	0.2
Cosmetics/Personal Care	0.2
Water	0.2
Apparel	0.2
Healthcare Products & Services	0.2
Healthcare Providers & Services	0.2
Medical Supplies & Equipment	0.2
Manufacturing	0.1
Materials	0.1
Home Builders	0.1
Entertainment & Leisure	0.1
Biotechnology	0.1
Energy – Alternate Sources	0.1
Aerospace & Defense	0.1
Pipelines	0.1
Containers & Packaging	0.1
Advertising	0.1
Diversified Manufacturing	0.1

101.5
Liabilities in excess of other assets	(1.5)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 59.4%

ASSET-BACKED SECURITIES — 1.4%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.242%	(c)	10/25/37		$3,830	$2,465,917
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.342%	(c)	06/25/37		1,957	1,760,799
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.342%	(c)	05/16/16		1,300	1,303,239
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.942%	(c)	07/25/32		3	1,917
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.982%	(c)	08/25/32		98	67,487
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.362%	(c)	07/25/37		1,238	1,001,407
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.410%	(c)	10/26/26		1,567	1,562,045
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.312%	(c)	08/25/37		1,928	596,734
Ford Auto Securitization Trust (Canada), Series 2010-R3A, Class A1, 144A	AAA(d)	1.926%		06/15/13	CAD	1,514	1,518,782
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.532%	(c)	01/20/34		1,908	1,749,384
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.802%	(c)	10/25/34		23	18,653
Magnolia Funding Ltd. (United Kingdom), Series 2010-1A, Class A1, 144A	NR	3.000%		04/20/17	EUR	1,005	1,342,252
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.742%	(c)	12/25/33		347	279,045
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.602%	(c)	11/25/34		176	133,356
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.372%	(c)	05/25/37		1,658	853,238
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.042%	(c)	10/25/37		153	152,313

TOTAL ASSET-BACKED SECURITIES (cost $18,961,187)							14,806,568

BANK LOANS(c) — 1.1%

Financial Services — 0.4%
Springleaf Financial Corp., Initial Term Loan	B2	5.500%		05/10/17		4,200	3,866,625

Healthcare Services — 0.7%
HCA, Inc., Tranche Term Loan A-2	Ba3	2.741%		05/02/16		3,800	3,693,600
HCA, Inc., Tranche Term Loan B-1	Ba3	2.491%		11/17/13		3,054	3,039,752
HCA, Inc., Tranche Term Loan B-2	Ba3	3.720%		03/30/17		1,329	1,303,818

							8,037,170

TOTAL BANK LOANS (cost $12,345,406)							11,903,795

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.992%	(c)	11/15/15		3,617	3,381,521
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 2A, 144A	NR	4.230%		02/22/41		43	42,986
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 3A, 144A	NR	4.230%		02/22/41		—(r)	14
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 6A, 144A	NR	4.230%		06/22/35		2	1,623
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 23A, 144A	NR	4.230%		04/22/34		1	604

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 25A, 144A	NR	4.230%		05/22/34		$23	$22,598
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.230%		05/22/34		170	169,678
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 32A, 144A	NR	4.230%		12/22/32		80	79,683
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 44A, 144A	NR	4.230%		04/22/34		17	16,513
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46		4,371	4,549,657
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.780%	(c)	07/09/21		5,199	4,996,102

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,028,446)							13,260,979

CORPORATE OBLIGATIONS — 32.3%

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	3.000%		10/15/12		7,100	7,192,094
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13		3,000	3,011,781
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, MTN	Ba1	7.000%		01/15/15	EUR	1,500	2,248,630

							12,452,505

Computer Services & Software — 0.3%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	0.772%	(c)	05/24/13		3,400	3,392,309

Diversified Financial Services — 0.3%
DanFin Funding Ltd. (Ireland), Gov’t. Liquid Gtd. Notes, 144A	Aaa	1.267%	(c)	07/16/13		3,000	3,029,001

Electric — 0.4%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.500%		08/15/15(g)		1,500	1,521,521
Tokyo Electric Power Co., Inc. (The) (Japan), Sr. Sec’d. Notes	Baa2	4.500%		03/24/14	EUR	2,000	2,526,041

							4,047,562

Electronic Components & Equipment — 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB+(d)	4.450%		09/14/12		2,000	2,029,806

Financial – Bank & Trust — 14.4%
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.392%	(c)	06/12/12		5,300	5,300,000
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/22/15		2,000	2,098,000
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		01/20/16	EUR	5,600	7,727,924
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		1,900	1,900,000
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.574%	(c)	03/18/14		8,700	8,541,503
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.811%	(c)	04/20/12		1,100	1,100,041
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	2.162%	(c)	01/19/16		1,900	1,786,179

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Financial – Bank & Trust (cont’d.)
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15		$4,500	$4,591,242
Banco Votorantim Nassau (Brazil), 144A	NR	3.473%		03/28/14		4,400	4,372,280
Banco Votorantim SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	5.250%		02/11/16		5,400	5,559,128
BPCE SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.375%		10/04/13		6,700	6,678,104
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.600%		07/02/15		4,000	4,182,828
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	1.311%	(c)	07/23/12		4,800	4,798,608
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	1.625%		07/23/12		5,000	5,006,515
Danske Bank A/S (Denmark), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.842%	(c)	05/24/12		6,000	5,999,370
DNB Bank ASA (Norway), Sr. Notes, 144A	Aa3	3.200%		04/03/17(g)		5,900	5,923,252
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	5.500%		05/25/16		200	195,779
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	5.500%		06/26/17		100	97,315
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	Ba1	1.875%		04/02/13		200	194,998
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.824%	(c)	09/14/12		5,950	5,946,817
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.831%	(c)	04/24/12		1,500	1,500,182
ICICI Bank Ltd. (India), Bonds, 144A	Baa2	2.242%	(c)	02/24/14		10,600	10,389,028
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	5.300%		01/17/13		4,700	4,826,651
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	5.750%		09/10/13		2,500	2,638,053
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN	Aaa	6.250%		05/19/21	AUD	4,800	5,355,327
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd. Notes, 144A	Aaa	1.581%	(c)	04/02/12		18,000	18,000,000
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.467%	(c)	01/14/14		6,600	6,582,365
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd. Notes, MTN	Aaa	2.650%		04/23/12		3,900	3,903,744
Royal Bank of Scotland PLC (The) (United Kingdom), Series 1, Gtd. Notes	A2	2.913%	(c)	08/23/13		4,900	4,899,069
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.020%	(c)	09/30/13		3,100	3,078,278
Swedbank AB (Sweden), Gov’t. Liquid Gtd. Notes, 144A	Aaa	1.022%	(c)	01/14/13		8,200	8,202,944
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	1.553%	(c)	01/28/14		2,100	2,091,850

							153,467,374

Financial Services — 6.6%
Ally Financial, Inc., Gtd. Notes	B1	3.710%	(c)	02/11/14		7,300	7,190,792
Ally Financial, Inc., Gtd. Notes	B1	6.250%		12/01/17		600	617,842
Ally Financial, Inc., Gtd. Notes, 144A	B1	7.500%		09/15/20		2,400	2,592,000
Ally Financial, Inc., Series 8, Gtd. Notes	B1	6.750%		12/01/14		100	104,750
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		500	525,794
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.598%	(c)	05/16/14		6,900	7,005,563
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250%		04/01/14		7,200	7,353,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%		08/19/13		8,858	9,371,064
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.500%		08/01/12		1,450	1,471,631
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.800%		06/01/12		594	599,199
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	8.000%		06/01/14		1,800	1,981,539

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Financial Services (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18		$1,000	$1,077,214
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%		02/15/19		6,798	7,766,953
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20		390	404,591
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%		04/23/19		200	231,103
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.011%	(c)	12/23/13		4,200	1,228,500
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.500%		05/11/38		2,100	210
Merrill Lynch & Co., Inc., Notes, MTN	Baa1	0.710%	(c)	06/05/12		693	692,823
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.306%	(c)	05/30/14	EUR	7,400	9,359,516
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%		07/15/14		1,300	1,360,031
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875%		09/14/12		5,400	5,452,969
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%		08/12/13		4,000	4,033,668

							70,420,752

Food — 0.9%
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		02/11/13		2,384	2,490,670
WM Wrigley Jr. Co., Sec’d. Notes, 144A	Baa1	2.450%		06/28/12		4,400	4,417,292
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%		09/22/15		2,400	2,459,734

							9,367,696

Healthcare Providers & Services — 0.5%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17		4,500	4,983,750

Home Builders — 1.9%
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%		04/15/16		2,500	2,737,500
D.R. Horton, Inc., Gtd. Notes	Ba3	6.875%		05/01/13		5,100	5,329,500
Lennar Corp., Series B, Gtd. Notes	B3	5.600%		05/31/15		9,195	9,608,775
PulteGroup, Inc., Gtd. Notes	B1	5.200%		02/15/15		3,000	3,060,000

							20,735,775

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		3,265	3,919,342
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17		1,900	2,042,576
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13		5,800	5,866,949
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.781%	(c)	08/06/13		200	201,717
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.730%	(c)	01/25/13		1,600	1,593,275
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.767%	(c)	01/15/14		2,000	1,943,338

							15,567,197

Investment Companies — 0.6%
FIH Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.844%	(c)	06/13/13		6,000	6,000,732

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Metals & Mining — 0.4%
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%		09/21/19		$1,200	$1,364,160
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20		2,600	2,912,000

							4,276,160

Oil & Gas — 1.5%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.000%		07/15/15		1,150	1,194,798
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		4,900	5,744,417
Reliance Holdings USA, Inc.	Baa2	4.500%		10/19/20		300	289,305
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	0.824%	(c)	06/22/12		4,500	4,506,449
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%		11/15/15		4,100	4,383,954

							16,118,923

Pipelines — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.000%		07/01/13		2,600	2,730,504
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.514%		12/15/12		600	578,992

							3,309,496

Savings & Loan — 0.9%
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.675%	(c)	05/17/12		10,000	9,999,540

Telecommunications — 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%		02/01/14		3,300	3,569,062
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13		1,500	1,653,249

							5,222,311

TOTAL CORPORATE OBLIGATIONS (cost $344,811,486)							344,420,889

FOREIGN GOVERNMENT BONDS — 2.5%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/13	BRL	181	99,803
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/14	BRL	522	287,400
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/17	BRL	6,482	3,455,209
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	2.000%		09/15/15		500	443,620
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	171,100	17,479,969
Republic of Korea (South Korea), Sr. Unsec’d Notes	A1	4.250%		06/01/13		4,270	4,390,401
United Kingdom Gilt (United Kingdom), Bonds	Aaa	3.750%		09/07/21	GBP	100	182,390

TOTAL FOREIGN GOVERNMENT BONDS (cost $27,010,527)							26,338,792

MUNICIPAL BONDS — 0.6%

California — 0.5%
State of California, General Obligation Unlimited	A1	5.650%	(c)	04/01/39		3,900	4,094,181

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, General Obligation Unlimited	A1	4.850%		10/01/14	$800	$865,176

						4,959,357

New Jersey — 0.1%
New Jersey Economic Development Authority, Revenue Bonds	A1	1.474%	(c)	06/15/13	1,000	1,003,890
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39	500	559,635

						1,563,525

TOTAL MUNICIPAL BONDS (cost $6,238,882)						6,522,882

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.1%
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	Aaa	5.250%		04/26/37	2,019	1,837,512
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	2.920%	(c)	01/25/34	449	440,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	A2	2.926%	(c)	02/25/34	492	453,147
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	B3	2.854%	(c)	11/25/34	4,078	3,390,996
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Ba2	2.220%	(c)	08/25/35	554	534,648
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.826%	(c)	09/25/35	2,343	1,551,508
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.555%	(c)	01/25/36	3,518	1,794,580
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.749%	(c)	01/26/36	3,833	2,245,197
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.845%	(c)	12/26/46	3,836	2,173,242
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.500%		11/25/35	5,900	5,115,182
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.230%	(c)	09/25/35	1,044	980,896
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	2.100%	(c)	09/25/35	238	229,408
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.250%		12/25/33	154	160,207
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.642%	(c)	08/25/18	106	101,456
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Baa3	6.500%	(c)	01/25/34	350	349,815
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.582%	(c)	02/25/35	943	670,407
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.532%	(c)	04/25/35	1,515	976,318
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	2.917%	(c)	04/25/35	1,235	794,760
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Ba1	0.582%	(c)	06/25/35	2,506	2,131,962
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.500%		04/25/33	47	49,795
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	A3	2.389%	(c)	06/25/33	1,223	1,149,106
Fannie Mae REMICS, Series 1988-22, Class A	Aaa	2.474%	(c)	08/25/18	3	3,317
Fannie Mae REMICS, Series 1996-39, Class H	Aaa	8.000%		11/25/23	43	49,926

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2004-11, Class A	Aaa	0.362%	(c)	03/25/34	$421	$417,317
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.490%	(c)	05/25/35	355	368,011
Fannie Mae REMICS, Series 2007-114, Class A6	Aaa	0.442%	(c)	10/27/37	6,000	5,964,910
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.500%		07/25/43	1,848	2,098,560
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.000%		10/25/43	1,074	1,214,933
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.562%	(c)	07/25/44	1,511	1,533,255
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.355%	(c)	10/25/44	5,246	5,236,181
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.282%	(c)	12/25/36	3,470	3,450,245
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Baa1	2.551%	(c)	09/25/34	848	783,136
Freddie Mac REMICS, Series 2987, Class HD	Aaa	4.500%		07/15/18	146	146,959
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AA+(d)	3.059%	(c)	06/25/34	910	811,165
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.500%		06/20/28	1,003	1,115,680
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.472%	(c)	06/25/45	548	325,902
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.103%	(c)	10/25/33	705	616,870
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.441%	(c)	06/25/34	147	130,279
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.659%	(c)	09/25/35	1,767	1,713,755
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	CCC(d)	5.160%	(c)	11/25/35	1,359	1,169,306
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	B+(d)	2.894%	(c)	04/25/36	2,648	2,073,511
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Baa2	2.797%	(c)	08/19/34	1,621	1,257,023
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	2.420%	(c)	10/25/35	1,271	1,135,162
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.244%	(c)	10/25/35	1,449	1,245,086
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.611%	(c)	11/06/17	6,620	6,620,313
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Baa3	2.628%	(c)	04/25/34	1,806	1,576,399
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	D(d)	2.579%	(c)	01/25/36	456	396,656
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.492%	(c)	07/19/35	722	503,800
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.474%	(c)	02/27/34	237	232,966
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	A1	2.577%	(c)	06/25/33	86	86,637
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.545%	(c)	09/25/33	2,687	2,711,679
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Baa3	2.577%	(c)	03/25/34	307	302,239
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	B1	0.562%	(c)	01/25/45	45	37,234
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Caa1	0.472%	(c)	04/25/45	1,432	1,144,557

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.502%	(c)	11/25/45		$557	$440,701
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa2	1.159%	(c)	02/25/46		1,520	1,180,334
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.159%	(c)	08/25/46		950	624,239

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $87,104,340)							75,848,900

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corp.		2.366%	(c)	01/01/34		64	67,254
Federal Home Loan Mortgage Corp.		2.460%	(c)	12/01/26		21	22,685
Federal Home Loan Mortgage Corp.		2.629%	(c)	07/01/29		42	44,221
Federal National Mortgage Assoc.		2.221%	(c)	01/01/25		5	5,685
Federal National Mortgage Assoc.		2.390%	(c)	12/01/29		35	35,777
Federal National Mortgage Assoc.		2.520%	(c)	04/01/32		9	8,879
Federal National Mortgage Assoc.		4.000%		03/01/41-12/01/41		4,028	4,241,383
Federal National Mortgage Assoc.		4.500%		04/01/29-12/01/41		13,474	14,363,186
Federal National Mortgage Assoc.		4.686%	(c)	04/01/24		32	32,831
Federal National Mortgage Assoc.		4.818%	(c)	03/01/17		89	90,196
Government National Mortgage Assoc.		1.625%	(c)	11/20/29		127	130,984
Government National Mortgage Assoc.		2.000%	(c)	07/20/17-07/20/24		33	34,434
Government National Mortgage Assoc.		2.375%	(c)	05/20/24-06/20/26		207	214,395
Government National Mortgage Assoc.		2.500%	(c)	09/20/17		11	11,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,048,358)							19,303,512

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.125%		01/15/22		26,900	27,571,371
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.125%		01/15/21		6,700	7,812,283
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.250%		07/15/20		10,600	12,577,390
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.375%		01/15/25		1,600	2,446,675
U.S. Treasury Notes		2.000%		02/15/22		37,100	36,386,975
U.S. Treasury Notes		2.000%		11/15/21	(h)	23,100	22,740,864
U.S. Treasury Notes		2.125%		08/15/21		10,300	10,292,759
U.S. Treasury Notes		3.125%		05/15/21	(h)	1,200	1,306,126

TOTAL U.S. TREASURY OBLIGATIONS (cost $121,730,199)							121,134,443

TOTAL LONG-TERM INVESTMENTS (cost $650,278,831)							633,540,760

SHORT-TERM INVESTMENTS — 41.2%

U.S. TREASURY OBLIGATIONS(n) — 35.3%
U.S. Treasury Bills		0.025%		06/28/12		10,800	10,798,175
U.S. Treasury Bills		0.045%		06/14/12		14,500	14,498,231
U.S. Treasury Bills		0.057%		04/26/12		8,600	8,599,653
U.S. Treasury Bills		0.061%		05/24/12		5,147	5,146,537
U.S. Treasury Bills		0.063%		07/19/12		500	499,880
U.S. Treasury Bills		0.070%		06/07/12		4,100	4,099,549
U.S. Treasury Bills		0.070%		07/26/12	(h)	590	589,845
U.S. Treasury Bills		0.072%		05/31/12		350	349,969
U.S. Treasury Bills		0.078%		05/10/12		8,200	8,199,567

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	0.080%	09/20/12		$10,570	$10,563,225
U.S. Treasury Bills	0.090%	06/21/12-08/23/12	(h)	76,800	76,770,154
U.S. Treasury Bills	0.124%	09/13/12		35,560	35,539,375
U.S. Treasury Bills	0.125%	08/09/12		420	419,842
U.S. Treasury Bills	0.130%	09/06/12		95,700	95,647,844
U.S. Treasury Bills	0.138%	08/02/12		430	429,862
U.S. Treasury Bills	0.140%	08/16/12-09/13/12		57,200	57,175,139
U.S. Treasury Bills	0.140%	02/07/13	(h)	11,980	11,962,689
U.S. Treasury Bills	0.143%	05/03/12		9,100	9,099,531
U.S. Treasury Bills	0.145%	08/30/12		18,038	18,028,981
U.S. Treasury Bills	0.150%	09/27/12		5,956	5,952,028
U.S. Treasury Bills	0.170%	03/07/13		2,223	2,219,448

TOTAL U.S. TREASURY OBLIGATIONS (cost $376,585,601)					376,589,524

REPURCHASE AGREEMENTS(m) — 4.2%
Barclays Capital, Inc., 0.100%, dated 03/30/12, due 04/02/12 in the amount of $38,600,322				38,600	38,600,000
Citigroup Global Markets, Inc., 0.150%, dated 03/30/12, due 04/02/12 in the amount of $6,000,075				6,000	6,000,000

TOTAL REPURCHASE AGREEMENTS (cost $44,600,000)					44,600,000

CERTIFICATES OF DEPOSIT(n) — 1.2%
American Express Bank FSB	5.500%	04/16/13		2,600	2,721,729
Itau Unibanco	1.555%	05/09/12		10,400	10,394,162

TOTAL CERTIFICATES OF DEPOSIT (cost $12,981,356)					13,115,891

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,754,907)(w)				2,754,907	2,754,907

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED(j)* — 0.2%

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 3.27% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Credit Suisse First Boston Corp.	$22,100	849,323
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, expiring 01/14/13	Royal Bank of Scotland USA	18,400	933,460

TOTAL OPTIONS PURCHASED (cost $1,912,336)			1,782,783

TOTAL SHORT-TERM INVESTMENTS (cost $438,834,200)			438,843,105

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

				Value
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.6% (cost $1,089,113,031)				$1,072,383,865

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (2.0)%

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc	4.000%	TBA	$(4,000)	(4,185,000)
Federal National Mortgage Assoc	4.500%	TBA	(16,000)	(17,017,501)

TOTAL SECURITIES SOLD SHORT
(proceeds received $21,208,750)				(21,202,501)

	Counterparty	Notional Amount (000)#

OPTIONS WRITTEN(j)* — (0.2)%

Call Options
10 Year U.S. Treasury Notes, expiring 05/25/12, Strike Price $128.00		7,100	(148,656)
Interest Rate Swap Options,
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	7,500	(172,664)

			(321,320)

Put Options
10 Year U.S. Treasury Notes,
expiring 05/25/12, Strike Price $128.00		7,100	(43,266)
Interest Rate Swap Options,
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	7,500	(79,712)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	10,000	(10)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	3,000	(1)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	16,000	(3)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Credit Suisse First Boston Corp.	51,500	(602,797)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 01/14/13	Royal Bank of Scotland	69,400	(1,130,986)

			(1,856,775)

TOTAL OPTIONS WRITTEN (premiums received $2,875,761)			(2,178,095)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 98.4% (cost $1,065,028,520)			1,049,003,269
Other assets in excess of liabilities(x) — 1.6%			17,371,824

NET ASSETS — 100.0%			$1,066,375,093

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 0.200%, maturity date 04/30/13), and U.S. Treasury Bonds (coupon rates 3.125%, maturity dates 11/15/41), with the aggregate value, including accrued interest, of $45,000,603.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 04/03/12	Barclays Capital Group	BRL	5,709	$3,328,000	$3,124,685	$(203,315)
Expiring 04/03/12	Morgan Stanley	BRL	6,850	3,970,780	3,748,842	(221,938)
British Pound,
Expiring 04/03/12	Citigroup Global Markets	GBP	382	605,695	610,990	5,295
Expiring 04/03/12	Deutsche Bank	GBP	23,961	37,954,224	38,324,453	370,229
Expiring 04/03/12	JPMorgan Chase	GBP	23,335	36,897,675	37,323,196	425,521
Expiring 05/02/12	Deutsche Bank	GBP	23,335	37,135,086	37,316,560	181,474
Canadian Dollar,
Expiring 06/21/12	Citigroup Global Markets	CAD	391	392,855	391,301	(1,554)
Chilean Peso,
Expiring 08/14/12	Morgan Stanley	CLP	16,035	32,572	32,287	(285)
Chinese Yuan,
Expiring 06/01/12	Barclays Capital Group	CNY	1,304	207,000	206,780	(220)
Expiring 06/01/12	Citigroup Global Markets	CNY	22,536	3,540,010	3,574,429	34,419
Expiring 02/01/13	Deutsche Bank	CNY	62,945	9,932,858	9,977,964	45,106
Expiring 08/05/13	Deutsche Bank	CNY	12,000	1,915,709	1,895,868	(19,841)
Expiring 08/05/13	UBS Securities	CNY	36,315	5,750,602	5,737,379	(13,223)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,869,724	(170,276)
Euro,
Expiring 06/14/12	Royal Bank of Canada	EUR	89	116,430	118,748	2,318
Expiring 06/14/12	UBS Securities	EUR	90	118,706	120,082	1,376
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	491,476	10,573,924	9,443,229	(1,130,695)
Indonesia Rupiah,
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	46,526,400	5,149,574	5,037,718	(111,856)
Malaysian Ringgit,
Expiring 04/23/12	JPMorgan Chase	MYR	32,392	10,679,881	10,555,223	(124,658)
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	624	20,644	21,132	488
Singapore Dollar,
Expiring 05/15/12	Hong Kong & Shanghai Bank	SGD	26,206	20,863,000	20,848,447	(14,553)
Expiring 05/15/12	Hong Kong & Shanghai Bank	SGD	409	325,000	325,006	6
Expiring 05/15/12	UBS Securities	SGD	267	214,000	212,506	(1,494)
South African Rand,
Expiring 07/26/12	Deutsche Bank	ZAR	236	28,084	30,268	2,184
South Korean Won,
Expiring 07/12/12	UBS Securities	KRW	11,635,682	10,320,810	10,195,301	(125,509)

				$202,113,119	$201,042,118	$(1,071,001)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/23/12	Barclays Capital Group	AUD	28,482	$ 30,382,316	$ 29,423,287	$ 959,029
Brazilian Real,
Expiring 04/03/12	Barclays Capital Group	BRL	3,219	1,717,940	1,761,828	(43,888)
Expiring 04/03/12	JPMorgan Chase	BRL	9,340	5,371,350	5,111,699	259,651
Expiring 06/04/12	Morgan Stanley	BRL	6,850	3,920,102	3,699,943	220,159
British Pound,
Expiring 04/03/12	Barclays Capital Group	GBP	573	901,541	916,486	(14,945)
Expiring 04/03/12	Deutsche Bank	GBP	23,335	37,142,086	37,323,196	(181,110)
Expiring 04/03/12	Hong Kong & Shanghai Bank	GBP	23,770	37,584,054	38,018,958	(434,904)
Expiring 05/02/12	Deutsche Bank	GBP	23,961	37,947,515	38,317,638	(370,123)
Canadian Dollar,
Expiring 06/21/12	Barclays Capital Group	CAD	1,898	1,916,117	1,899,461	16,656

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	14,932	$2,315,000	$2,366,981	$(51,981)
Euro,
Expiring 04/16/12	Barclays Capital Group	EUR	8,772	11,423,898	11,700,113	(276,215)
Expiring 04/16/12	Barclays Capital Group	EUR	5,590	7,165,542	7,455,955	(290,413)
Expiring 04/16/12	Barclays Capital Group	EUR	322	421,938	429,484	(7,546)
Expiring 04/16/12	Barclays Capital Group	EUR	240	307,233	320,113	(12,880)
Expiring 04/16/12	Citigroup Global Markets	EUR	4,130	5,284,996	5,508,604	(223,608)
Expiring 04/16/12	Citigroup Global Markets	EUR	157	205,033	209,407	(4,374)
Expiring 04/16/12	Deutsche Bank	EUR	13,189	16,922,146	17,591,518	(669,372)
Expiring 04/16/12	Deutsche Bank	EUR	11,130	14,645,744	14,845,219	(199,475)
Expiring 04/16/12	Deutsche Bank	EUR	300	383,450	400,141	(16,691)
Expiring 04/16/12	Morgan Stanley	EUR	42	54,342	56,019	(1,677)
Expiring 04/16/12	UBS Securities	EUR	5,733	7,289,939	7,646,688	(356,749)
Expiring 04/16/12	UBS Securities	EUR	4,372	5,578,287	5,831,383	(253,096)
Expiring 04/16/12	UBS Securities	EUR	127	167,493	169,393	(1,900)
Expiring 06/14/12	Barclays Capital Group	EUR	381	504,608	508,347	(3,739)
Indian Rupee,
Expiring 07/12/12	Barclays Capital Group	INR	504,202	9,154,000	9,687,753	(533,753)
Indonesia Rupiah,
Expiring 07/02/12	UBS Securities	IDR	45,878,900	4,870,372	4,967,609	(97,237)
Japanese Yen,
Expiring 06/07/12	Barclays Capital Group	JPY	786,927	9,576,723	9,513,383	63,340
Malaysian Ringgit,
Expiring 04/23/12	Deutsche Bank	MYR	32,471	10,160,000	10,581,057	(421,057)
Mexican Peso,
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	225,042	17,404,002	17,461,216	(57,214)
Philippine Peso,
Expiring 06/08/12	Citigroup Global Markets	PHP	2,033	47,168	47,112	56
Singapore Dollar,
Expiring 05/15/12	Deutsche Bank	SGD	119	95,438	94,725	713

				$280,860,373	$283,864,716	$(3,004,343)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	15,700	12/15/20	6.000%	6 month Australian Bank Bill rate(1)	$ 1,543,282	$ 10,345	$ 1,532,937	Barclays Bank PLC
AUD	12,700	12/15/21	5.750%	6 month Australian Bank Bill rate(1)	1,036,153	(118,390)	1,154,543	Deutsche Bank AG
AUD	12,500	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	(67,464)	(66,278)	(1,186)	Deutsche Bank AG
AUD	11,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	(60,987)	(64,892)	3,905	Barclays Bank PLC
AUD	6,700	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	(36,161)	(36,814)	653	UBS AG
AUD	3,200	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	(17,271)	(20,999)	3,728	Citigroup, Inc.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
BRL	193,100	01/02/15	10.140%	Brazilian interbank overnight lending rate(1)	$389,266	$62,892	$326,374	HSBC Bank USA
BRL	32,500	01/02/15	10.140%	Brazilian interbank overnight lending rate(1)	67,386	8,114	59,272	Deutsche Bank AG
BRL	13,600	01/02/15	10.120%	Brazilian interbank overnight lending rate(1)	24,787	—	24,787	Barclays Bank PLC

Exchange-traded swap agreements:
	$143,800	09/21/21	4.000%	3 month LIBOR(1)	4,535,051	5,202,120	(667,069)	—
	66,600	06/20/32	2.750%	3 month LIBOR(1)	2,182,711	(754,763)	2,937,474	—

					$9,596,753	$4,221,335	$5,375,418

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):

BP Capital Markets America	06/20/15	5.000%	$1,950	0.624%	$273,265	$19,891	$253,374	Goldman Sachs Capital Markets, L.P.
BP Capital Markets America	06/20/15	5.000%	1,400	0.624%	196,190	27,365	168,825	Goldman Sachs Capital Markets, L.P.
BP Capital Markets America	06/20/15	5.000%	700	0.624%	97,998	(14,265)	112,263	Goldman Sachs Capital Markets, L.P.
Federal Republic of Brazil	03/20/16	1.000%	6,200	0.966%	2,217	(46,465)	48,682	Citigroup, Inc.
General Electric Capital Corp.	09/20/12	1.000%	100	0.402%	338	(520)	858	BNP Paribas Bank
Japan Gov’t. Series 55	03/20/16	1.000%	4,400	0.760%	38,962	25,264	13,698	Goldman Sachs Capital Markets, L.P.
Japan Gov’t. Series 55	03/20/16	1.000%	2,800	0.760%	24,949	20,758	4,191	Royal Bank of Scotland PLC
People’s Republic of China	09/20/16	1.000%	4,400	0.958%	5,937	(16,821)	22,758	Morgan Stanley
Petrobras Intl. Finance Corp.	09/20/12	1.000%	500	0.496%	1,266	(710)	1,976	Morgan Stanley Capital Services, Inc.

					$641,122	$14,497	$626,625

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Credit Agricole SA	12/20/16	EUR 2,800	1.000%	$230,104	$257,274	$(27,170)	Citigroup, Inc.
Credit Agricole SA	12/20/16	EUR 1,650	1.000%	135,597	156,006	(20,409)	Goldman Sachs & Co.
D.R. Horton, Inc.	06/20/13	$5,600	1.000%	(21,676)	40,149	(61,825)	Barclays Bank PLC
D.R. Horton, Inc.	06/20/16	2,500	1.000%	62,181	111,753	(49,572)	Barclays Bank PLC
DJ iTraxx16Xov2	12/20/16	EUR14,600	5.000%	514,331	767,700	(253,369)	Deutsche Bank AG
DJ iTraxx16Xov2	12/20/16	EUR13,600	5.000%	479,103	769,456	(290,353)	Morgan Stanley
DJ iTraxx9EU 7YR Tranche 09-12%	06/20/15	EUR 6,100	1.000%	432,730	898,931	(466,201)	UBS AG
Lennar Corp.	06/20/15	9,200	5.000%	(904,200)	(532,341)	(371,859)	BNP Paribas
Pulte Group, Inc.	03/20/15	3,000	1.000%	127,857	140,337	(12,480)	Barclays Bank PLC
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX HY 17 5Y Index	12/20/16	15,714	5.000%	299,509	432,135	(132,626)	—
Dow Jones CDX HY 18 5Y Index	06/20/17	1,200	5.000%	37,872	29,437	8,435	—
Dow Jones CDX IG 18 5Y Index	06/20/17	16,400	1.000%	69,195	67,255	1,940	—

				$1,462,603	$3,138,092	$(1,675,489)

(1)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$13,464,316	$1,342,252
Bank Loans	—	11,903,795	—
Certificates of Deposit	—	13,115,891	—
Commercial Mortgage-Backed Securities	—	13,260,979	—
Corporate Obligations	—	340,048,609	4,372,280
Foreign Government Bonds	—	26,338,792	—
Municipal Bonds	—	6,522,882	—
Residential Mortgage-Backed Securities	—	75,848,900	—
U.S. Government Agency Obligations	—	19,303,512	—
U.S. Treasury Obligations	—	497,723,967	—
Affiliated Money Market Mutual Fund	2,754,907	—	—
Repurchase Agreements	—	44,600,000	—
Options Purchased	—	1,782,783	—
Options Written	(191,922)	(1,986,173)	—
Short Sales – U.S. Government Agency Obligations	—	(21,202,501)	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(4,075,344)	—
Interest Rate Swaps	2,270,405	3,105,013	—
Credit Default Swaps	(122,251)	(926,613)	—

Total	$4,711,139	$1,038,828,808	$5,714,532

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 127.0%
ASSET-BACKED SECURITIES — 3.2%
ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.302%(c)	10/25/36		$520	$140,657
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.292%(c)	12/25/36		15	14,574
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.517%(c)	09/25/34		1,715	1,523,460
Auto ABS Srl (Italy), Series 2007-2, Class A	Aaa	1.308%(c)	10/25/20	EUR	12,637	16,706,747
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.322%(c)	10/25/36		241	223,177
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.332%(c)	06/25/47		693	669,407
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.342%(c)	05/25/37		4,581	4,145,059
Centurion CDO VII Ltd. (Cayman Islands), Series 2004-7A, Class A1A, 144A	Aaa	0.923%(c)	01/30/16		7,956	7,851,203
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.342%(c)	05/16/16		50,460	50,585,716
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.992%(c)	08/15/18		34,000	35,810,867
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.748%(c)	03/01/21		7,200	6,760,426
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.773%(c)	05/10/21		14,000	12,924,898
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Ba2	0.342%(c)	09/25/37		705	699,064
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Baa3	0.322%(c)	10/25/47		877	868,084
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.302%(c)	11/25/36		257	97,978
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.612%(c)	05/25/40		2,212	1,899,452
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.482%(c)	06/25/32		1,783	1,760,118
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.312%(c)	08/25/37		5,814	1,799,675
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.302%(c)	01/25/37		108	104,086
Galaxy CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1VB, 144A	AAA(d)	0.847%(c)	04/17/17		10,961	10,748,277
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	Aa1	0.800%(c)	04/25/19		17,754	16,744,739
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.282%(c)	08/25/36		68	19,728
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.743%(c)	05/21/21		30,400	28,731,800
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.532%(c)	01/20/34		4,889	4,482,797
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Ba2	0.322%(c)	03/25/37		837	804,086
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.302%(c)	03/25/47		1,805	1,505,482
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.482%(c)	09/25/46		416	37,690
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.482%(c)	11/25/46		603	101,363
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.472%(c)	06/25/46		227	14,342
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.802%(c)	10/25/34		127	101,971
Magnolia Funding Ltd. (United Kingdom), Series 2010-1A, Class A1, 144A	NR	3.000%	04/20/17	EUR	764	1,020,111

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	Ba1	0.322%(c)	05/25/37		$674	$643,974
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Caa2	0.292%(c)	11/25/36		9	2,934
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%	10/25/36		515	277,687
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.602%(c)	04/25/37		1,247	473,671
Octagon Investment Partners VII Ltd. (Cayman Islands), Series 2004-7A, Class A1L, 144A	Aaa	0.844%(c)	12/02/16		5,367	5,286,411
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.337%(c)	12/25/33		5,374	3,706,925
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.302%(c)	12/25/36		166	37,710
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.350%(c)	04/15/39		2,977	2,998,944
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.892%(c)	12/16/19		2,200	2,236,169
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.302%(c)	11/25/36		257	72,793
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Caa1	0.322%(c)	06/25/37		1,959	1,559,173
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.042%(c)	10/25/37		63	62,859
Wind River CLO Ltd. (Cayman Islands), Series 2004-1A, Class A1, 144A	Aaa	0.804%(c)	12/19/16		23,871	23,190,919

TOTAL ASSET-BACKED SECURITIES (cost $259,252,480)						249,447,203

BANK LOANS(c) — 0.4%
Financial Services — 0.3%
Springleaf Financial Corp., Initial Loan	B2	0.550%	05/28/17		23,000	21,174,375

Healthcare Services
HCA, Inc., Tranche Term Loan A-2	Ba3	2.741%	05/02/16		2,558	2,486,077

Oil & Gas — 0.1%
Petroleum Export, Facility Loan B	NR	3.474%	12/07/12		3,993	3,943,127

TOTAL BANK LOANS (cost $29,412,914)						27,603,579

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.992%(c)	11/15/15		17,114	16,001,447
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%	12/11/38		21,997	24,729,621
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%	02/11/44		400	430,867
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471%(c)	01/12/45		1,100	1,244,202
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%	12/10/46		3,300	3,689,453
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 144A	Aa2	0.412%(c)	10/15/21		4,094	3,814,587
European Loan Conduit (Ireland), Series 25X, Class A	Aa3	1.207%(c)	05/15/19	EUR	897	1,034,653
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799%(c)	08/10/42		200	216,478

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	$34,978	$38,114,784
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	880,336
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42	632	641,903
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	1,100	1,233,571
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 144A	AAA(d)	4.070%		11/15/43	12,200	12,958,855
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866	%(c)	09/15/45	17,600	19,938,776
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.780	%(c)	07/09/21	9,598	9,223,574
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	2,300	2,476,527
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44	12,600	13,817,236
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	200	228,881
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.787	%(c)	08/12/45	100	112,798

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $136,644,758)						150,788,549

CORPORATE BONDS — 27.3%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	1,100	1,494,709

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates	NR	10.020%		03/22/14(g)	482	163,848

Automobiles — 0.1%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.674	%(c)	09/13/13	9,800	9,839,455

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	1.107	%(c)	01/27/14	20,500	20,604,488
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%		01/15/15	24,100	26,114,182
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%		01/15/20	8,600	10,106,686

						56,825,356

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	6.150%		06/01/18	22,000	26,358,838

Chemicals — 0.1%
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes	Baa3	5.750%		04/15/21	3,300	3,454,440

Commercial Banks — 0.1%
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Notes, 144A	A3	4.950%		02/07/17(g)	2,900	2,965,062

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Banks (cont’d.)
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Notes, 144A	A3	6.125%		02/07/22(g)		$4,000	$4,120,949

							7,086,011

Diversified — 0.1%
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%		12/06/17		3,800	4,394,563

Diversified Financial Services — 0.6%
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/18(g)		300	303,613
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/17		800	808,783
Banque PSA Finance (France), Sr. Unsec’d. Notes, 144A	Baa1	2.368	%(c)	04/04/14		14,700	14,189,278
Barclays Bank PLC (United Kingdom), Sub. Notes	Baa1	1.206	%(c)	05/30/17	EUR	2,700	3,555,996
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.300%		10/17/12		1,000	1,019,868
Citigroup, Inc., Sub. Notes	Baa1	4.875%		05/07/15		5,200	5,391,256
Fifth Third Bancorp, Sub. Notes	Baa2	0.894	%(c)	12/20/16		3,600	3,329,708
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/08/14		6,500	7,418,515
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/25/14		300	342,513
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	6.350%		06/30/21		2,842	3,026,730
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%		03/15/32		4,900	5,196,940

							44,583,200

Electric — 0.2%
Ameren Illinois Co., Sr. Sec’d. Notes	Baa1	6.250%		04/01/18		10,300	12,078,903

Financial – Bank & Trust — 9.7%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	A+(d)	1.824	%(c)	06/10/13		56,100	55,342,987
American Express Co., Sr. Unsec’d. Notes	A3	7.250%		05/20/14		10,000	11,258,460
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/10/14		14,000	14,169,512
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		10,000	10,000,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.811	%(c)	04/20/12		12,300	12,300,455
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%		09/01/17		2,000	2,178,320
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.500%		08/01/16		5,855	6,437,479
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	1.973	%(c)	01/30/14		37,300	36,621,401
Bank of America Corp., Sub. Notes	Baa2	0.833	%(c)	08/15/16		1,900	1,615,931
Bank of America NA, Sub. Notes	A3	6.000%		10/15/36		1,900	1,879,987
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	A1	5.550%		02/11/20		2,900	3,063,850
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	2.850%		06/09/15		4,400	4,637,208
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15		5,300	5,390,809
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.375%		01/13/14		6,000	6,043,356
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A1	4.500%		03/10/16		4,000	4,120,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	A2	6.500%		03/10/21		8,000	8,340,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Financial – Bank & Trust (cont’d.)
BNP Paribas SA (France), Bank Gtd. Notes	Aa3	1.482	%(c)	01/10/14		$26,300	$25,755,853
BPCE SA (France), Jr. Sub. Notes	Baa3	9.000	%(c)	03/29/49	EUR	1,000	1,220,342
BPCE SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.375%		10/04/13		2,500	2,491,830
China Development Bank Corp. (China), Sr. Unsec’d. Notes	Aa3	5.000%		10/15/15		100	109,718
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Certificate of Deposit	Aaa	0.337	%(c)	04/24/12		25,000	24,999,425
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	Aaa	1.311	%(c)	07/21/14		33,500	32,581,056
Credit Agricole SA (France), Jr. Sub. Notes, 144A	A3	8.375	%(c)	10/29/49		44,500	41,385,000
Credit Agricole SA (France), Jr. Sub. Notes, MTN	A3	5.136	%(c)	12/29/49	GBP	2,400	2,610,365
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	Aa1	2.200%		01/14/14		4,800	4,847,021
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	A2	1.617	%(c)	04/14/14		25,000	24,584,075
DBS Bank Ltd. (Singapore), Sub. Notes, 144A	Aa2	0.718	%(c)	05/16/17		1,000	995,000
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	1.033	%(c)	04/29/14		26,900	25,075,238
Export-Import Bank of China (China), Sr. Unsec’d. Notes, 144A	Aa3	4.875%		07/21/15		600	652,796
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%		01/29/21		2,800	2,755,298
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%		06/29/20		4,200	4,501,711
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa2	2.000%		01/19/14		6,100	6,122,637
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		05/02/36		6,500	7,228,254
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		09/15/37		3,700	4,152,451
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa1	6.200%		04/15/20		20,700	21,871,420
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A1	2.766	%(c)	01/24/14		4,000	3,984,092
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A1	4.875%		01/21/16		3,100	3,214,195
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A1	5.800%		01/13/20		30,200	31,017,605
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	Ba1	12.000	%(c)	12/29/49		40,400	42,239,412
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.301	%(c)	04/11/14		56,200	56,144,447
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/14/14		1,800	1,806,145
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	1.003	%(c)	04/07/14		13,400	13,077,050
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	Aaa	5.625%		06/22/17(g)		37,200	39,835,880
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes	NR	6.875%		03/19/20	EUR	10,000	12,836,928
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709%		12/29/49		3,200	1,984,000
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	2.451	%(c)	04/11/14		10,200	9,859,136
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	B3	7.640	%(c)	03/29/49		10,200	6,987,000
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A2	3.950%		09/21/15		8,200	8,290,987

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Financial – Bank & Trust (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes, 144A	A2	4.875%		08/25/14		$1,300	$1,350,990
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Notes, 144A	Aaa	2.625%		05/11/12		2,700	2,704,809
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes (original cost $15,164,208; purchased 03/07/11)(f)	Baa3	1.997%	(c)	03/30/15(g)	CAD	17,300	14,207,524
Santander Finance Preferred SA Unipersonal (Spain), Ltd. Gtd. Notes	Baa2	11.300%	(c)	07/29/49	GBP	2,400	3,819,578
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	2.991%		10/07/13		6,200	6,172,527
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Notes, 144A	Aaa	0.767%	(c)	07/16/12		11,000	10,990,100
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Notes, MTN	Aaa	2.125%		05/20/12	EUR	2,500	3,340,709
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		07/27/15		7,000	7,231,510
State Street Capital Trust IV, Ltd. Gtd. Notes	A3	1.474%	(c)	06/15/37		1,100	808,490
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.950%		01/14/14		6,000	6,057,726
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	3.061%	(c)	04/20/16		3,800	3,524,500
Wachovia Corp., Sub. Notes	A3	0.893%	(c)	10/28/15		1,000	952,455
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	3.585%		08/14/14		5,900	6,236,760
Westpac Banking Corp. (Australia), Gov’t. Liquid Notes, 144A	Aaa	1.047%	(c)	07/16/14		6,000	6,058,590
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.200%	(c)	03/31/14		28,600	28,571,943

							750,644,333

Financial Services — 9.1%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Gtd. Notes	Baa1	8.700%		08/07/18		2,200	2,706,000
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sec’d. Notes	Baa1	7.700%		08/07/13		1,100	1,182,469
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	8.700%		08/07/18		2,300	2,829,000
Ally Financial, Inc., Gtd. Notes	B1	3.710%	(c)	02/11/14		4,400	4,334,176
Ally Financial, Inc., Gtd. Notes	B1	3.874%	(c)	06/20/14		11,100	10,824,276
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20		8,100	8,748,000
BA Covered Bond Issuer, Covered Bonds, 144A	Aa3	5.500%		06/14/12(g)		10,250	10,344,608
Bank One Capital III, Ltd. Gtd. Notes	A2	8.750%		09/01/30		1,100	1,516,368
C8 Capital SPV Ltd. (British Virgin Islands), Sr. Sec’d. Notes, 144A	CCC+(d)	6.640%	(c)	12/29/49(g)		1,590	1,017,600
Citigroup Capital XXI, Gtd. Notes	Ba1	8.300%	(c)	12/21/57		42,485	42,888,608
Citigroup, Inc., Sr. Unsec’d. Notes	A3	2.027%	(c)	01/13/14		11,600	11,531,073
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14		22,100	23,711,311
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		08/15/17		3,700	4,113,823
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	9,331,128
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		3,500	3,558,954
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	2,018,251
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19		4,500	5,547,951
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	A3	6.800%		09/15/37		12,800	12,463,027
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.625%		09/15/15		10,400	11,059,880
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.875%		08/02/21		400	431,436

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.000%		04/15/15		$11,900	$12,999,072
General Electric Capital Corp., Sub. Notes	Aa3	6.375%	(c)	11/15/67		18,175	18,538,500
General Electric Capital Corp., Sub. Notes, 144A	Aa3	5.500%	(c)	09/15/67	EUR	33,000	38,730,845
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.376%	(c)	05/23/16	EUR	7,400	8,956,192
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.408%	(c)	02/04/13	EUR	9,540	12,650,657
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.527%	(c)	02/07/14		11,600	11,390,307
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%		10/01/16		6,000	6,493,866
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18		17,700	19,066,688
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%		04/01/18		7,200	7,766,136
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%		09/01/17		17,000	18,633,513
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	1.492%	(c)	01/30/17	EUR	1,050	1,244,478
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	868,685
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16		5,400	5,784,750
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%		05/15/16		1,400	1,398,431
JPMorgan Chase & Co., Jr. Sub. Notes	Baa1	7.900%	(c)	04/29/49		9,000	9,859,680
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%		01/15/18		5,100	5,899,731
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.067%	(c)	09/26/13	EUR	1,100	1,461,368
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.000%		10/01/17		8,800	10,069,057
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes	Ba3	7.869%		08/25/20	GBP	7,850	10,672,585
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes, 144A	BB-(d)	8.500%	(c)	12/29/49		700	567,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.520%		11/24/15		16,490	4,823,325
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		400	117,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907%	(c)	11/16/24		14,300	4,182,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951%	(c)	05/25/20		200	58,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005%	(c)	07/18/13		3,900	1,140,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053%	(c)	11/10/24		3,500	1,023,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		3,900	1,150,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.200%		09/26/14		2,600	776,750
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.306%	(c)	05/30/14	EUR	11,600	14,671,674
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.314%	(c)	08/25/14	EUR	3,100	3,898,163
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.398%	(c)	01/31/14	EUR	1,700	2,167,889

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.875%		04/25/18		$7,600	$8,448,912
Merrill Lynch & Co., Inc., Sr. Unsub. Notes, MTN	A2	1.361%	(c)	08/09/13	EUR	12,400	16,166,852
Morgan Stanley, Sr. Unsec’d. Notes	A2	1.533%	(c)	04/29/13		20,000	19,826,500
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.321%	(c)	03/01/13	EUR	3,000	3,955,652
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.525%	(c)	05/02/14	EUR	11,600	14,671,767
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.651%	(c)	01/16/17	EUR	600	689,737
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%		08/28/17		20,900	22,008,745
MUFG Capital Finance 5 Ltd. (Cayman Islands), Jr. Sub. Notes	Ba1	6.299%	(c)	01/29/49	GBP	2,000	3,147,793
SLM Corp., Sr. Notes, MTN	Ba1	6.250%		01/25/16		2,300	2,392,000
SLM Corp., Sr. Unsec’d. Notes	Ba1	0.860%	(c)	01/27/14		10,000	9,551,370
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.206%	(c)	06/17/13	EUR	5,900	7,593,759
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	4,500	5,978,526
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,787,900
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%		06/15/18		10,000	11,150,000
Societe Generale (France), Jr. Sub. Notes	Baa2	7.756%	(c)	05/29/49	EUR	600	684,272
Societe Generale (France), Jr. Sub. Notes	Baa2	9.375%	(c)	09/29/49	EUR	2,000	2,470,110
Societe Generale (France), Jr. Sub. Notes, 144A	Baa2	5.922%	(c)	04/29/49		15,200	12,372,253
Springleaf Finance Corp., Sr. Unsec’d. Notes	B3	3.250%		01/16/13	EUR	8,200	9,982,414
Springleaf Finance Corp., Sr. Unsec’d. Notes	B3	4.125%		11/29/13	EUR	12,000	13,615,892
SSIF Nevada LP, Bank Gtd. Notes, 144A	Aa1	1.267%	(c)	04/14/14		61,300	60,832,526
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.474%	(c)	09/14/12		32,000	32,100,160
Sydney Airport Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	Baa2	5.125%		02/22/21		1,500	1,543,835
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	4.300%		10/25/19		2,900	3,139,396
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.250%		02/02/20		1,700	1,967,750
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.875%		03/13/18		5,000	5,825,000
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	1.553%	(c)	01/28/14		2,000	1,992,238
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	5.750%		04/25/18		4,100	4,488,996
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243%	(c)	05/29/49		12,400	11,997,000
UFJ Finance Aruba AEC (Aruba), Bank Gtd. Notes	A1	6.750%		07/15/13		400	424,528
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	A3	5.875%	(c)	05/09/62		934	932,832

							700,959,246

Holding Companies – Diversified
Noble Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Baa3	4.875%		08/05/15		2,500	2,488,051

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.750%		08/15/15		5,900	6,483,516

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/68		11,400	12,066,900
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/87		5,500	4,950,000
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%		10/01/15		800	852,220
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		5,500	6,602,260
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%		01/16/18		3,400	3,697,520

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Dai-Ichi Life Insurance Co Ltd. (The) (Japan), Sub. Notes, 144A	A3	7.250	%(c)	12/29/49	$6,600	$6,856,240
Hartford Financial Services Group, Inc., Jr. Sub. Debs	Ba1	8.125	%(c)	06/15/38	3,800	4,056,500
MetLife Institutional Funding II, Sec’d. Notes, 144A	Aa3	1.368	%(c)	04/04/14	6,200	6,222,035
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.000%		02/10/20	2,900	3,161,194
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.550%		04/27/15	8,100	8,933,555

						57,398,424

Media
Comcast Corp., Gtd. Notes	Baa1	6.450%		03/15/37	1,600	1,914,910

Medical – Drugs — 0.1%
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%		02/15/20	10,000	10,500,000

Medical Supplies & Equipment
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%		09/15/17	2,700	3,236,028

Metals & Mining — 0.4%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	6.150%		10/24/36	700	846,570
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	7.500%		01/15/19	4,600	5,759,168
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20	4,300	4,816,000
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.000%		01/20/20	12,200	14,056,840
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A	BBB-(d)	5.750%		01/30/21	2,500	2,648,250
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.250%		01/23/17	1,200	1,382,911
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%		11/21/36	1,200	1,391,807

						30,901,546

Oil & Gas — 1.6%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.414	%(c)	06/02/14	9,700	9,713,163
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		01/15/32	4,200	4,782,721
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.800%		08/01/31	850	966,118
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%		05/13/21	1,700	1,632,974
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes	Baa1	9.250%		04/23/19	1,000	1,235,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.212%		11/22/16	1,100	1,196,899
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	7.343%		04/11/13	1,900	1,992,701
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18	7,200	8,440,776
Gazprom OAO Via Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes	BBB+(d)	7.201%		02/01/20	465	512,905
Gazprom OAO Via RBS AG (Germany), Unsec’d. Notes	Baa1	9.625%		03/01/13	400	426,144
Novatek Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa3	5.326%		02/03/16	3,100	3,259,495
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21	20,700	22,288,497
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	7.875%		03/15/19	4,800	5,922,264

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21		$16,400	$18,081,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	6.000%		03/05/20		12,500	14,231,250
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes	Aa3	5.298%		09/30/20		3,437	3,677,248
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	Aa3	5.298%		09/30/20		1,410	1,508,614
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	1.380%	(c)	10/21/15	GBP	13,500	20,336,359

							120,204,128

Paper & Forest Products
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	7.750%		11/15/29		2,000	2,492,158

Real Estate — 0.1%
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.750%		09/02/19		7,300	8,440,457

Retail & Merchandising — 0.3%
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30		1,088	1,252,563
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.500%		07/01/15		17,700	19,691,338

							20,943,901

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	6.250%		02/25/20		9,800	10,158,170

Telecommunications — 1.9%
BellSouth Corp., Gtd. Notes, 144A	A2	4.463%		04/26/12		128,700	128,991,377
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		2,100	2,365,064
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	3.375%		10/14/16		400	407,516
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%		02/16/21		900	930,420
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.200%		11/10/26		7,950	8,009,625
Verizon Virginia, Inc., Sr. Unsec’d. Notes	A-(d)	7.875%		01/15/22		3,000	3,802,422

							144,506,424

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.650%		05/16/18		4,200	5,005,829

Utilities — 0.9%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%		09/15/15		14,700	14,947,401
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%		10/05/15		16,000	16,235,217
Majapahit Holding BV (Netherlands), Gtd. Notes	Ba1	7.250%		06/28/17		4,400	5,060,000
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Ba1	7.750%		01/20/20		5,000	6,025,000
NiSource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		9,800	11,386,581
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.300%		05/01/18		11,500	13,608,571

							67,262,770

TOTAL CORPORATE BONDS (cost $2,085,776,794)							2,109,819,214

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS — 4.8%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Bonds	Baa2	4.125%	09/15/17	EUR	2,700	$3,755,492
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/17	BRL	9,088	4,844,329
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/21	BRL	75	39,601
Canada Government (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17		$300	296,362
Canada Housing Trust No. 1 (Canada), Bonds	Aaae	2.650%	03/15/22(g)	CAD	2,400	2,405,269
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.350%	12/15/20	CAD	7,200	7,695,111
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.750%	03/15/20	CAD	30,900	34,006,574
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.800%	06/15/21	CAD	12,300	13,532,528
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	A3	2.100%	09/15/21	EUR	2,600	3,154,263
Korea Housing Finance Corp. (South Korea), Covered Bonds	Aa3	4.125%	12/15/15		2,700	2,841,437
Mexican Bonos (Mexico), Bonds	Baa1	6.000%	06/18/15	MXN	72,100	5,789,990
Province of Ontario (Canada), Bonds	Aa1	3.150%	06/02/22	CAD	9,800	9,842,641
Province of Ontario (Canada), Bonds	Aa1	4.000%	06/02/21	CAD	44,300	47,839,292
Province of Ontario (Canada), Bonds	Aa1	4.200%	03/08/18	CAD	2,800	3,095,650
Province of Ontario (Canada), Bonds	Aa1	4.200%	06/02/20	CAD	14,700	16,140,746
Province of Ontario (Canada), Bonds	Aa1	4.300%	03/08/17	CAD	10,600	11,710,000
Province of Ontario (Canada), Bonds, MTN	Aa1	4.600%	06/02/39	CAD	4,700	5,497,650
Province of Ontario (Canada), Debs	Aa1	6.500%	03/08/29	CAD	9,800	13,659,576
Province of Ontario (Canada), Notes, MTN	Aa1	5.500%	06/02/18	CAD	3,200	3,772,917
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa1	1.875%	09/15/15		3,800	3,905,074
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa1	3.000%	07/16/18		2,400	2,541,288
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	Aa2	4.000%	10/07/19		1,200	1,335,384
Province of Quebec (Canada), Bonds	Aa2	3.500%	12/01/22	CAD	4,100	4,219,862
Province of Quebec (Canada), Debs	A+(d)	4.500%	12/01/17	CAD	4,400	4,922,027
Province of Quebec (Canada), Notes	Aa2	4.250%	12/01/21	CAD	30,100	32,990,047
Province of Quebec (Canada), Notes	Aa2	4.500%	12/01/20	CAD	43,400	48,502,965
Province of Quebec (Canada), Sr. Unsec’d. Notes	Aa2	2.750%	08/25/21		4,400	4,416,984
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%	07/29/20		1,400	1,504,742
Rebublic of Panama (Panama), Sr. Unsec’d. Notes	Baa3	7.250%	03/15/15		1,900	2,200,200
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba2	7.000%	09/26/16		13,400	15,075,000
Russian Government (Russia), Sr. Unsec’d. Notes	Baa1	7.500%	03/31/30		31,647	37,895,101
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	5.875%	02/17/14		12,300	13,357,800
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	07/14/17	EUR	1,000	1,405,060
Vnesheconombank Via VEB Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.450%	11/22/17		3,100	3,200,750
Vnesheconombank Via VEB Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.375%	02/13/17(g)		2,700	2,781,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $357,010,687)						370,172,712

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS — 4.4%

Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA1	4.750%		01/01/32	$1,000	(e)	$1,022,620
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds, 144A	AA(d)	7.160	%(c)	01/01/32	500		522,620

							1,545,240

California — 2.4%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49	2,600		3,069,586
California State University, Revenue Bonds	Aa2	6.484%		11/01/41	4,500		5,216,310
Fresno County, Revenue Bonds	AA-(d)	5.310	%(s)	08/15/20	12,675		8,546,879
Golden State Tobacco Securitization Corp., Revenue Bonds	B3	8.295	%(s)	06/01/37	18,400		12,960,960
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.603%		07/01/50	3,300		4,373,325
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34	14,700		18,813,942
Los Angeles Waste Water System, Revenue Bonds	Aa3	5.713%		06/01/39	2,400		2,734,488
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%		02/15/41	16,100		21,278,243
State of California, General Obligation Unlimited	A1	5.650	%(c)	04/01/39	2,200		2,309,538
State of California, General Obligation Unlimited	A1	5.950%		04/01/16	2,000		2,266,160
State of California, General Obligation Unlimited	A1	7.500%		04/01/34	9,200		11,656,032
State of California, General Obligation Unlimited	A1	7.550%		04/01/39	20,200		25,955,182
State of California, General Obligation Unlimited	A1	7.600%		11/01/40	7,100		9,185,980
University of California, Revenue Bonds	Aa2	5.000%		05/15/37	500		538,155
University of California, Revenue Bonds	AA-(d)	6.583%		05/15/49	42,800		52,726,604

							181,631,384

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%		10/01/40	400		429,272

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57	3,800		4,245,132

Illinois — 0.7%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.300%		12/01/21	300		331,302
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40	18,200		21,864,206
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.200%		12/01/40	2,900		3,280,567
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.300%		12/01/21	200		220,868
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%		12/01/40	10,200		12,253,566
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%		07/01/33	4,900		5,739,517
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%		02/01/35	4,800		5,716,032
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.000%		07/01/25	1,600		1,717,168

							51,123,226

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.750%	06/01/34	$6,800		$7,763,968

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%	07/01/36	5,100		6,213,228
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%	11/15/36	500		599,125
Massachusetts Port Authority, Revenue Bonds	A3	6.352%	07/01/37	7,900		8,964,841
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.000%	06/01/32	2,500	(e)	2,540,000

						18,317,194

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600		4,076,604

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.820%	07/01/45	5,400		7,103,214
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.000%	07/01/36	195		203,687

						7,306,901

New Jersey — 0.1%
City of Trenton, General Obligation Unlimited	Aa3	4.800%	04/01/14	990		1,014,790
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds	A2	4.810%	05/15/14	1,000		1,017,950
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%	01/01/41	5,500		7,560,190

						9,592,930

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.750%	06/15/40	300		348,921

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.700%	01/01/39	5,300		6,021,595

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Ba1	6.125%	06/01/32	1,205		1,213,290
Tobacco Settlement Financing Corp., Revenue Bonds	B1	6.250%	06/01/42	400		403,388

						1,616,678

Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%	07/01/37	7,700		9,923,683
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%	07/01/41	21,000		28,156,380

						38,080,063

Texas
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%	08/15/34	1,600		1,823,152

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

Washington
Pierce County School District No. 3, General Obligation Unlimited	Aa1	5.000%		12/01/23		$3,000	$3,296,880

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.700%		05/01/26		510	577,371

TOTAL MUNICIPAL BONDS (cost $277,831,567)							337,796,511

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.500%		01/25/34		2,366	2,391,409
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.876%	(c)	09/25/35		4,050	3,259,642
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Ba1	2.241%	(c)	02/25/45		970	787,797
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A1B, 144A	Aaa	2.251%	(c)	05/16/47	EUR	2,099	2,805,127
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	Aaa	2.451%	(c)	05/16/47	EUR	9,000	12,033,213
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.667%	(c)	05/25/35		1,514	1,509,709
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	5.741%	(c)	01/20/47		1,865	1,149,879
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.500%		09/25/33		136	143,722
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	A1	6.500%		10/25/31		39	40,351
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.748%	(c)	07/25/34		2,238	1,993,327
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.564%	(c)	03/26/37		1,700	1,280,100
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.703%	(c)	02/25/33		172	170,930
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	2.888%	(c)	02/25/33		135	117,727
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aa1	2.625%	(c)	04/25/33		71	67,746
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.875%	(c)	01/25/34		11	8,775
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa3	2.851%	(c)	01/25/34		341	341,649
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	B2	2.836%	(c)	07/25/34		2,086	1,658,563
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	B3	2.808%	(c)	11/25/34		5,810	4,917,633
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Ba3	2.814%	(c)	01/25/35		1,341	1,184,353
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Baa3	3.078%	(c)	03/25/35		1,340	1,321,387
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Ba3	2.250%	(c)	08/25/35		28,192	25,941,461
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	A1	2.497%	(c)	12/25/33		3,003	2,883,108
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.809%	(c)	05/25/35		2,642	2,083,833

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Caa1	2.809%	(c)	05/25/35	$1,913	$1,626,451
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.826%	(c)	09/25/35	1,370	907,036
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.940%	(c)	03/25/36	554	306,878
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	A2	0.402%	(c)	02/25/34	2,973	2,408,894
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.749%	(c)	01/26/36	5,190	3,039,651
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.845%	(c)	12/26/46	2,763	1,565,403
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.682%	(c)	08/25/35	5,624	2,976,245
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.666%	(c)	12/25/35	417	201,321
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.559%	(c)	11/25/35	569	340,302
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.512%	(c)	05/25/36	454	81,745
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.492%	(c)	10/25/46	462	128,566
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.422%	(c)	02/20/47	4,708	2,323,624
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.422%	(c)	05/25/47	6,516	3,866,224
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	2.746%	(c)	11/25/34	3,969	3,278,132
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.776%	(c)	02/20/35	6,865	5,653,328
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.094%	(c)	10/20/35	600	450,782
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.595%	(c)	02/20/36	675	494,315
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.582%	(c)	03/25/36	644	248,740
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.592%	(c)	02/25/36	378	105,924
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	5.268%	(c)	05/20/36	1,159	748,209
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	A1	0.929%	(c)	03/25/32	47	35,947
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	Ca	6.300%		07/25/36	710	359,098
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.562%	(c)	07/19/45	446	66,729
Fannie Mae REMICS, Series 1993-70, Class Z	Aaa	6.900%		05/25/23	41	47,417
Fannie Mae REMICS, Series 2001-29, Class Z	Aaa	6.500%		07/25/31	102	116,398
Fannie Mae REMICS, Series 2002-56, Class MC	Aaa	5.500%		09/25/17	62	67,728
Fannie Mae REMICS, Series 2003-25, Class KP	Aaa	5.000%		04/25/33	2,307	2,573,658
Fannie Mae REMICS, Series 2003-33, Class PU	Aaa	4.500%		05/25/33	114	124,592
Fannie Mae REMICS, Series 2005-75, Class FL	Aaa	0.692%	(c)	09/25/35	5,622	5,606,926
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.490%	(c)	05/25/35	284	294,409
Fannie Mae REMICS, Series 2006-118, Class A1	Aaa	0.302%	(c)	12/25/36	967	956,226
Fannie Mae REMICS, Series 2007-30, Class AF	Aaa	0.552%	(c)	04/25/37	5,254	5,228,607
Fannie Mae REMICS, Series 2007-73, Class A1	Aaa	0.302%	(c)	07/25/37	3,389	3,313,020
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.265%	(c)	12/25/42	659	749,165

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.000%		02/25/44		$168	$192,337
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.500%		03/25/44		151	175,377
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.562%	(c)	07/25/44		1,431	1,452,275
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.355%	(c)	10/25/44		966	964,122
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.369%	(c)	02/25/45		238	226,695
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.282%	(c)	12/25/36		6,018	5,984,019
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.583%	(c)	09/25/35		123	82,625
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	B-(d)	2.731%	(c)	08/25/35		1,324	1,078,830
Freddie Mac REMICS, Series 2064, Class ZA	Aaa	6.500%		05/15/28		840	959,924
Freddie Mac REMICS, Series 2145, Class MZ	Aaa	6.500%		04/15/29		2,795	3,180,491
Freddie Mac REMICS, Series 2378, Class PE	Aaa	5.500%		11/15/16		116	124,684
Freddie Mac REMICS, Series 2662, Class DG	Aaa	5.000%		10/15/22		1,230	1,297,019
Freddie Mac REMICS, Series 2694, Class QH	Aaa	4.500%		03/15/32		1,265	1,325,109
Freddie Mac REMICS, Series 2721, Class PE	Aaa	5.000%		01/15/23		525	559,387
Freddie Mac REMICS, Series 2734, Class PG	Aaa	5.000%		07/15/32		788	825,822
Freddie Mac REMICS, Series 2737, Class YD	Aaa	5.000%		08/15/32		545	570,707
Freddie Mac REMICS, Series 2764, Class LZ	Aaa	4.500%		03/15/34		10,886	11,822,399
Freddie Mac REMICS, Series 3149, Class LF	Aaa	0.542%	(c)	05/15/36		2,360	2,350,206
Freddie Mac REMICS, Series 3335, Class BF	Aaa	0.392%	(c)	07/15/19		2,690	2,682,137
Freddie Mac REMICS, Series 3335, Class FT	Aaa	0.392%	(c)	08/15/19		6,787	6,765,942
Freddie Mac REMICS, Series 3346, Class FA	Aaa	0.472%	(c)	02/15/19		677	675,489
Freddie Mac REMICS, Series 3838, Class GZ	Aaa	4.000%		04/15/41		29,129	29,435,323
Freddie Mac REMICS, Series 3886, Class AF	Aaa	0.822%	(c)	07/15/41		21,599	21,604,690
Freddie Mac REMICs, Series 3898, Class NF	Aaa	0.812%	(c)	07/15/41		90,931	90,931,285
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.892%	(c)	02/16/30		9	9,311
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	Aaa	0.442%	(c)	12/20/54		3,195	3,060,818
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	Aaa	0.658%	(c)	12/20/54	EUR	3,819	4,890,756
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	Aaa	0.558%	(c)	12/20/54	EUR	5,872	7,519,612
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	Aaa	0.565%	(c)	12/17/54	EUR	3,688	4,722,317
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	Aaa	1.584%	(c)	01/20/44	EUR	570	739,378
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	Aaa	1.470%	(c)	01/20/44	GBP	883	1,365,443
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	Aaa	1.133%	(c)	09/20/44	EUR	588	759,054
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	Aaa	1.416%	(c)	09/20/44	GBP	4,527	6,982,045
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.512%	(c)	04/25/36		523	80,445
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B3	0.322%	(c)	10/25/46		432	411,084
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B3	0.322%	(c)	01/25/47		223	216,471
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.103%	(c)	10/25/33		2,409	2,107,640

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.441%	(c)	06/25/34		$1,428	$1,263,705
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.659%	(c)	09/25/35		2,813	2,728,017
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	B-(d)	5.132%	(c)	11/25/35		3,729	3,579,627
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.000%		03/25/37		4,306	3,874,839
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.462%	(c)	05/19/35		651	413,349
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.799%	(c)	07/19/35		3,592	2,597,201
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.492%	(c)	09/19/46		417	61,633
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3	Aaa	2.581%	(c)	10/15/54	EUR	7,700	10,307,274
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.422%	(c)	12/25/36		584	383,641
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	BB(d)	1.717%	(c)	01/25/32		2	1,278
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	BB(d)	1.785%	(c)	01/25/32		19	14,774
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.574%	(c)	12/25/34		1,366	1,046,192
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	4.798%	(c)	06/25/35		479	370,320
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.848%	(c)	09/25/35		488	366,788
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa1	4.762%	(c)	02/25/34		262	262,142
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba1	5.015%	(c)	02/25/35		674	676,748
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.750%		01/25/36		4,462	4,180,831
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	2.761%	(c)	07/25/35		4,393	3,991,746
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.500%		09/25/33		790	822,039
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	B3	8.000%		07/25/35		934	964,602
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.542%	(c)	03/25/37		728	280,215
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	A2	2.393%	(c)	05/25/33		2,710	2,603,620
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.452%	(c)	02/25/36		3,422	2,470,928
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.242%	(c)	04/25/37		1,186	842,275
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.235%	(c)	12/25/34		358	357,488
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.244%	(c)	10/25/35		531	455,947
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.492%	(c)	11/25/35		2,799	2,225,420
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%	(c)	05/25/35		6,271	5,466,020
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%	(c)	03/25/47		563	492,243

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.820%	(c)	03/25/47	$557	$487,175
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.502%	(c)	07/25/35	231	221,970
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.642%	(c)	02/25/34	372	335,620
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.642%	(c)	02/25/19	28	27,265
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.472%	(c)	05/25/37	857	220,122
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	BB(d)	6.500%		03/25/32	111	116,217
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.110%	(c)	09/25/35	5,246	3,668,984
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%		08/01/17	19	21,153
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.669%	(c)	01/25/35	5,437	4,410,592
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.697%	(c)	08/25/35	919	727,722
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	D(d)	5.718%	(c)	02/25/36	480	353,929
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.502%	(c)	05/25/46	471	91,498
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.502%	(c)	05/25/46	526	46,902
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.362%	(c)	08/25/36	3,636	2,096,806
Structured Asset Securities Corp., Series 2002-1A, Class 4A	BB(d)	2.545%	(c)	02/25/32	55	55,215
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Ba3	2.548%	(c)	01/25/34	606	544,291
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	CC(d)	2.772%	(c)	10/25/35	1,537	1,213,554
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa1	0.922%	(c)	04/25/43	200	190,902
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	6.145%	(c)	10/25/46	12,471	12,142,776
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Ca	1.129%	(c)	05/25/46	2,817	1,580,548
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.474%	(c)	02/27/34	546	537,614
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.359%	(c)	11/25/42	295	255,521
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.545%	(c)	09/25/33	344	347,651
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	B3	0.740%	(c)	11/25/34	1,076	801,807
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	A1	6.000%		06/25/34	274	290,468
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Ba2	0.532%	(c)	10/25/45	2,520	2,012,626
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.652%	(c)	11/25/45	650	406,683
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.652%	(c)	12/25/45	593	373,709

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CC(d)	2.520%	(c)	09/25/36	$673	$472,059
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	2.371%	(c)	12/25/36	189	131,476
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	0.979%	(c)	12/25/46	1,288	762,424
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	0.969%	(c)	12/25/46	1,785	1,294,558
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.724%	(c)	12/25/46	520	383,942
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	2.196%	(c)	01/25/37	825	563,167
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	4.480%	(c)	04/25/37	2,471	1,740,084
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.150%	(c)	02/25/33	10	8,877
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	A(d)	6.500%		08/25/34	1,048	1,079,117
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.250%		01/25/34	49,606	50,881,357
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	Baa1	2.639%	(c)	12/25/34	2,626	2,614,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	Ba1	2.648%	(c)	01/25/35	836	787,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.631%	(c)	03/25/36	2,817	2,435,120

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $509,188,297)						486,349,028

U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.0%
Federal Home Loan Mortgage Corp.		2.000%		08/25/16	200	207,919
Federal Home Loan Mortgage Corp.		4.500%		04/01/38-06/01/41	87,714	93,061,453
Federal Home Loan Mortgage Corp.		4.500%		TBA	1,000	1,060,312
Federal Home Loan Mortgage Corp.		4.500%		TBA	3,000	3,176,719
Federal Home Loan Mortgage Corp.		4.750%	(c)	11/01/35	1,009	1,075,914
Federal Home Loan Mortgage Corp.		5.500%		08/23/17-02/01/40	71,021	77,838,114
Federal Home Loan Mortgage Corp.		6.000%		02/01/16-07/01/40	53,729	59,336,024
Federal Home Loan Mortgage Corp.		6.000%		TBA	39,000	42,912,188
Federal Home Loan Mortgage Corp., Notes		1.000%		03/08/17	24,700	24,357,362
Federal Home Loan Mortgage Corp., Notes		1.250%		05/12/17	9,900	9,886,625
Federal Home Loan Mortgage Corp., Notes		2.375%		01/13/22	122,000	119,764,960
Federal Home Loan Mortgage Corp., Notes		3.750%		03/27/19	17,500	19,636,400
Federal Home Loan Mortgage Corp., Notes		5.250%		04/18/16	1,400	1,637,315
Federal National Mortgage Assoc.		1.382%	(c)	06/01/43	1,865	1,878,081
Federal National Mortgage Assoc.		2.178%	(c)	08/01/35	1,816	1,913,641
Federal National Mortgage Assoc.		2.300%	(c)	06/01/35	303	321,590
Federal National Mortgage Assoc.		2.325%	(c)	01/01/24	1	1,159
Federal National Mortgage Assoc.		2.550%	(c)	07/01/37	189	190,991
Federal National Mortgage Assoc.		3.000%		TBA	82,000	84,882,808
Federal National Mortgage Assoc.		3.000%		TBA	49,000	50,592,498
Federal National Mortgage Assoc.		3.291%	(c)	08/01/29	72	75,693
Federal National Mortgage Assoc.		3.330%		11/01/21	1,691	1,805,286
Federal National Mortgage Assoc.		3.500%		09/01/20-01/01/42	9,402	9,846,434
Federal National Mortgage Assoc.		3.500%		TBA	75,000	78,656,250
Federal National Mortgage Assoc.		3.500%		TBA	340,000	348,128,125
Federal National Mortgage Assoc.		3.599%	(c)	05/01/36	4,771	4,860,810

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)##	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.965%	(c)	05/01/36		$38	$40,420
Federal National Mortgage Assoc.	4.000%		10/01/13-10/01/41		133,519	141,621,458
Federal National Mortgage Assoc.	4.000%		TBA		14,000	14,833,437
Federal National Mortgage Assoc.	4.000%		TBA		230,000	241,140,625
Federal National Mortgage Assoc.	4.000%		TBA		19,000	19,878,750
Federal National Mortgage Assoc.	4.083%	(c)	11/01/35		1,536	1,589,637
Federal National Mortgage Assoc.	4.500%		03/01/18-01/01/42		632,066	673,888,113
Federal National Mortgage Assoc.	4.500%		TBA		38,000	40,671,875
Federal National Mortgage Assoc.	4.500%		TBA		404,000	429,691,895
Federal National Mortgage Assoc.	4.517%	(c)	12/01/36		979	1,030,981
Federal National Mortgage Assoc.	4.523%	(c)	01/01/28		58	61,669
Federal National Mortgage Assoc.	5.000%		02/13/17-10/01/41		211,340	229,446,114
Federal National Mortgage Assoc.	5.359%	(c)	01/01/36		809	871,010
Federal National Mortgage Assoc.	5.500%		01/01/18-07/01/41		70,416	77,090,565
Federal National Mortgage Assoc.	5.500%		TBA		5,000	5,445,312
Federal National Mortgage Assoc.	5.500%		TBA		259,500	282,733,346
Federal National Mortgage Assoc.	5.500%		TBA		8,000	8,702,500
Federal National Mortgage Assoc.	6.000%		04/01/17-09/01/39		236,253	260,529,500
Federal National Mortgage Assoc.	6.000%		TBA		4,700	5,178,078
Federal National Mortgage Assoc.	6.500%		09/01/16		109	119,960
Federal National Mortgage Assoc., Notes	0.375%		03/16/15		800	794,010
Federal National Mortgage Assoc., Notes	1.125%		04/27/17		25,900	25,738,902
Federal National Mortgage Assoc., Notes	1.250%		01/30/17		81,700	81,898,041
Federal National Mortgage Assoc., Notes	1.375%		11/15/16		100	101,183
Federal National Mortgage Assoc., Notes	5.250%		09/15/16		1,000	1,184,248
Federal National Mortgage Assoc., Notes	5.375%		07/15/16		5,000	5,909,975
Government National Mortgage Assoc.	1.625%	(c)	08/20/23-07/20/30		1,731	1,787,993
Government National Mortgage Assoc.	1.750%	(c)	01/20/32-02/20/32		1,144	1,183,974
Government National Mortgage Assoc.	2.000%	(c)	09/20/24-12/20/26		251	260,065
Government National Mortgage Assoc.	2.375%	(c)	03/20/17-05/20/30		1,074	1,113,850
Government National Mortgage Assoc.	6.000%		05/15/37		59	67,785
Government National Mortgage Assoc.	7.000%		02/15/24		8	8,863
Resolution Funding Corp., Bonds, PO	1.820%	(s)	10/15/19		7,600	6,484,343
Small Business Administration, Gov’t. Gtd. Notes	4.875%		09/10/13		2,615	2,719,319
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		652	716,930
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24		169	189,358
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27		14,377	16,170,212
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29		17,594	19,436,375

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,606,633,623)						3,637,435,342

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%		04/15/16-01/15/22	(h)	41,100	42,440,532
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%		07/15/21		74,600	81,149,548
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%		01/15/21	(k)	11,400	13,292,542
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.250%		07/15/20		13,600	16,137,029
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%		01/15/28		1,000	1,289,952
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25		10,800	16,515,058
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/27	(h)	17,000	24,510,318
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	(h)(k)	55,400	77,172,364
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28		13,800	28,528,338
U.S. Treasury Notes	0.250%		02/28/14-02/15/15		95,900	95,526,672
U.S. Treasury Notes	0.875%		12/31/16-02/28/17	(k)	352,000	350,081,682

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.375%	11/30/18-02/28/19	(h)	$1,249,500	$1,232,557,401
U.S. Treasury Notes	1.500%	08/31/18		1,200	1,203,281
U.S. Treasury Notes	2.625%	08/15/20	(h)	154,900	163,310,605
U.S. Treasury Notes	2.625%	11/15/20		34,500	36,281,614
U.S. Treasury Notes	2.750%	02/15/19		46,000	49,554,236
U.S. Treasury Notes	3.125%	05/15/19		44,100	48,561,685
U.S. Treasury Notes	3.375%	11/15/19		17,900	19,983,667
U.S. Treasury Notes	3.500%	05/15/20		19,200	21,597,005
U.S. Treasury Notes	3.625%	08/15/19		71,100	80,692,954

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,401,084,002)					2,400,386,483

				Shares
COMMON STOCK

Automobile Manufacturers
General Motors Co. (Class A Stock)*(g) (cost $0)				68,000	17,000

PREFERRED STOCK — 0.7%

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125% (cost $62,700,000)				2,508,000	57,959,880

TOTAL LONG-TERM INVESTMENTS (cost $9,725,535,122)					9,827,775,501

				Principal Amount (000)#
SHORT-TERM INVESTMENTS — 2.3%

REPURCHASE AGREEMENTS(m) — 1.4%
Citigroup Global Markets, Inc., 0.080%, dated 03/30/12, due 04/02/12 in the amount of $11,100,074				$11,100	11,100,000
Citigroup Global Markets, Inc., 0.150%, dated 03/30/12, due 04/02/12 in the amount of $5,500,069				5,500	5,500,000
Goldman Sachs & Co., Inc., 0.170%, dated 03/30/12, due 04/02/12 in the amount of $11,600,164				11,600	11,600,000
JPMorgan Securities LLC, 0.150%, dated 03/30/12, due 04/02/12 in the amount of $37,000,463				37,000	37,000,000
Morgan Stanley & Co. LLC, 0.120%, dated 03/30/12, due 04/02/12 in the amount of $10,800,108				10,800	10,800,000
Morgan Stanley & Co. LLC, 0.120%, dated 03/30/12, due 04/02/12 in the amount of $27,500,275				27,500	27,500,000

TOTAL REPURCHASE AGREEMENTS (cost $103,500,000)					103,500,000

CERTIFICATES OF DEPOSIT(n) — 0.5%
Itau Unibanco	1.613%	05/09/12		9,200	9,188,388
Itau Unibanco	1.613%	05/16/12		31,150	31,167,643

TOTAL CERTIFICATES OF DEPOSIT (cost $40,273,316)					40,356,031

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills	0.070%	07/26/12	(h)	$350	$349,908
U.S. Treasury Bills	0.072%	05/31/12	(h)	280	279,975
U.S. Treasury Bills	0.090%	08/23/12	(h)	952	951,547
U.S. Treasury Bills	0.124%	09/13/12		6,490	6,486,235
U.S. Treasury Bills	0.125%	08/09/12	(h)	770	769,710
U.S. Treasury Bills	0.130%	09/06/12		1,410	1,409,232
U.S. Treasury Bills	0.135%	09/06/12		440	439,760
U.S. Treasury Bills	0.140%	09/06/12-02/07/13	(h)	1,486	1,484,626
U.S. Treasury Bills	0.145%	08/30/12	(h)	1,448	1,447,276
U.S. Treasury Bills	0.170%	03/07/13		1,837	1,834,064

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,451,158)					15,452,333

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,384,577)(w)				15,384,577	15,384,577

TOTAL SHORT-TERM INVESTMENTS (cost $174,609,051)					174,692,941

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 129.3% (cost $9,900,144,173)					10,002,468,442

				Principal Amount (000)#

SECURITY SOLD SHORT

U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $1,079,219)	5.000%	TBA		$1,000	(1,078,437)

	Counterparty			Notional Amount (000)#

OPTIONS WRITTEN*(j) — (0.1)%

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Credit Suisse First Boston			16,000	(104,747)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley			23,900	(156,466)

					(261,213)

Put Options — (0.1)%
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank			6,000	(15,465)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets			16,800	(26,373)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets			40,100	(66,394)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets			18,200	(32,510)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank			18,700	(53,138)
Interest Rate Swap Options,
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank			170,000	(170)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN*(j) (Continued)

Put Options (cont’d)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	$124,400	$(124)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	138,400	(28)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	112,200	(22)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	81,700	(16)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	209,600	(42)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	41,600	(42)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Citigroup Global Markets	72,200	(3,148)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Royal Bank of Scotland	24,100	(1,051)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Deutsche Bank	34,000	(88,305)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Citigroup Global Markets	21,600	(144,104)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Credit Suisse First Boston Corp.	83,200	(555,069)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Deutsche Bank	163,300	(1,089,456)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Morgan Stanley	41,100	(274,199)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Royal Bank of Scotland	116,900	(779,898)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Bank of America	29,000	(135,491)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Citigroup, Inc.	154,500	(721,839)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Deutsche Bank	229,300	(1,071,313)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	JPMorgan Chase	159,300	(744,266)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Royal Bank of Scotland	174,300	(814,347)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	23,800	(2,378)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	150,500	(15,035)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	489,800	(48,931)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Citigroup, Inc.	52,400	(93,115)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	363,800	(646,473)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Royal Bank of Scotland	164,300	(29,919)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Credit Suisse First Boston	16,000	(367,613)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	23,900	(549,122)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank	104,900	(431,611)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN*(j) (Continued)

Put Options (cont’d)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/13/13	Deutsche Bank	$59,100	$(621,301)

			(9,422,308)

TOTAL OPTIONS WRITTEN (premiums received $32,160,912)			(9,683,521)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 129.2%
(cost $9,866,904,042)			9,991,706,484
Liabilities in excess of other assets(x) — (29.2)%			(2,256,707,034)

NET ASSETS — 100.0%			$7,734,999,450

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligations
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
FHLB	Federal Home Loan Bank
FHLMC	Federated Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-seasonally Adjusted
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(e)	Represents all or partial amount utilized in the Municipal Tender Uptown Fund transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $1,750,000 and $1,750,000 respectively.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is
$15,164,208. The aggregate value of $14,207,524 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 0.200%, maturity date 04/30/13), FNMA (coupon rates 0.880%-6.000%, maturity dates 10/27/14-06/01/40) and U.S. Treasuries (coupon rates 0.375%-2.000%, maturity dates 07/13/13-11/15/21), with the aggregate value, including accrued interest, of $105,670,024.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
699	90 Day Euro Dollar	Mar. 2014	$172,932,600	$173,212,200	$279,600
2,939	5 Year U.S. Treasury Notes	Jun. 2012	362,284,898	360,142,306	(2,142,592)
2,834	10 Year U.S. Treasury Notes	Jun. 2012	372,144,844	366,958,719	(5,186,125)

					$(7,049,117)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/23/12	Deutsche Bank	AUD	1,414	$1,472,851	$1,460,724	$(12,127)
Brazilian Real, Expiring 04/03/12	Morgan Stanley	BRL	55,242	32,024,115	30,234,195	(1,789,920)
British Pound,
Expiring 04/03/12	Barclays Capital Group	GBP	18,693	29,536,809	29,898,543	361,734
Expiring 04/03/12	Barclays Capital Group	GBP	432	676,734	690,962	14,228
Expiring 04/03/12	Citigroup Global Markets	GBP	3,946	6,251,265	6,311,435	60,170
Expiring 04/03/12	Credit Suisse First Boston Corp.	GBP	36,597	58,346,597	58,535,120	188,523
Expiring 04/05/12	JPMorgan Chase	GBP	100	159,014	159,944	930
Expiring 05/02/12	Citigroup Global Markets	GBP	4,800	7,678,693	7,681,345	2,652
Expiring 05/02/12	Deutsche Bank	GBP	4,000	6,365,560	6,396,668	31,108
Expiring 05/02/12	JPMorgan Chase	GBP	5,400	8,574,476	8,635,501	61,025
Chinese Yuan,
Expiring 06/01/12	Barclays Capital Group	CNY	46,647	7,300,000	7,398,766	98,766
Expiring 06/01/12	Barclays Capital Group	CNY	37,302	5,852,692	5,916,559	63,867
Expiring 06/01/12	Citigroup Global Markets	CNY	22,366	3,500,000	3,547,465	47,465
Expiring 06/01/12	Citigroup Global Markets	CNY	14,730	2,300,000	2,336,408	36,408
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	41,470	6,500,000	6,577,632	77,632
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	23,630	3,700,000	3,748,005	48,005
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	21,113	3,300,000	3,348,835	48,835
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	15,343	2,400,000	2,433,613	33,613
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	15,342	2,400,000	2,433,423	33,423
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	15,306	2,400,000	2,427,713	27,713
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	11,510	1,800,000	1,825,638	25,638
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,866	1,700,000	1,723,405	23,405
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,864	1,700,000	1,723,135	23,135
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,214	1,600,000	1,619,998	19,998
Expiring 06/01/12	JPMorgan Chase	CNY	209,444	32,700,000	33,220,216	520,216
Expiring 06/01/12	JPMorgan Chase	CNY	21,818	3,400,000	3,460,561	60,561
Expiring 06/01/12	JPMorgan Chase	CNY	17,881	2,800,000	2,836,106	36,106
Expiring 06/01/12	JPMorgan Chase	CNY	17,864	2,800,000	2,833,442	33,442
Expiring 06/01/12	JPMorgan Chase	CNY	17,275	2,700,000	2,739,956	39,956
Expiring 06/01/12	JPMorgan Chase	CNY	15,401	2,400,000	2,442,749	42,749
Expiring 06/01/12	JPMorgan Chase	CNY	15,310	2,400,000	2,428,284	28,284
Expiring 06/01/12	JPMorgan Chase	CNY	8,984	1,400,000	1,424,937	24,937

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chinese Yuan (cont’d.),
Expiring 06/01/12	Morgan Stanley	CNY	17,198	$2,700,000	$2,727,751	$27,751
Expiring 06/01/12	Morgan Stanley	CNY	7,665	1,200,000	1,215,760	15,760
Expiring 06/01/12	Royal Bank of Canada	CNY	14,745	2,300,000	2,338,779	38,779
Expiring 02/01/13	Citigroup Global Markets	CNY	6,313	1,000,000	1,000,737	737
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,155	500,000	500,131	131
Euro,
Expiring 04/03/12	Hong Kong & Shanghai Bank	EUR	3,300	4,390,700	4,401,306	10,606
Expiring 04/05/12	Barclays Capital Group	EUR	5,100	6,770,326	6,802,073	31,747
Expiring 04/16/12	Barclays Capital Group	EUR	1,569	2,008,533	2,092,735	84,202
Expiring 04/16/12	Citigroup Global Markets	EUR	2,164	2,845,351	2,886,348	40,997
Expiring 04/16/12	Citigroup Global Markets	EUR	1,971	2,588,242	2,628,925	40,683
Expiring 04/16/12	Deutsche Bank	EUR	14,791	19,769,059	19,728,270	(40,789)
Expiring 04/16/12	Deutsche Bank	EUR	12,846	16,419,308	17,134,025	714,717
Expiring 04/16/12	JPMorgan Chase	EUR	14,061	18,725,174	18,754,594	29,420
Expiring 04/16/12	JPMorgan Chase	EUR	8,524	11,305,136	11,369,331	64,195
Expiring 04/16/12	JPMorgan Chase	EUR	1,529	2,026,942	2,039,384	12,442
Expiring 04/16/12	Morgan Stanley	EUR	3,763	4,947,254	5,019,098	71,844
Expiring 04/16/12	UBS Securities	EUR	1,835	2,412,212	2,447,527	35,315
Expiring 06/14/12	Barclays Capital Group	EUR	437	578,776	583,065	4,289
Expiring 06/14/12	Citigroup Global Markets	EUR	4,067	5,427,839	5,427,078	(761)
Expiring 06/14/12	Deutsche Bank	EUR	11,974	15,890,815	15,976,235	85,420
Expiring 06/14/12	Deutsche Bank	EUR	3,865	5,039,148	5,156,852	117,704
Expiring 06/14/12	Deutsche Bank	EUR	3,300	4,380,915	4,403,005	22,090
Expiring 06/14/12	Deutsche Bank	EUR	2,100	2,786,931	2,801,912	14,981
Expiring 06/14/12	Deutsche Bank	EUR	1,400	1,858,570	1,867,941	9,371
Expiring 06/14/12	JPMorgan Chase	EUR	18,750	24,828,356	25,017,071	188,715
Expiring 06/14/12	JPMorgan Chase	EUR	9,400	12,394,041	12,541,892	147,851
Expiring 06/14/12	JPMorgan Chase	EUR	1,799	2,396,585	2,400,304	3,719
Expiring 06/14/12	Morgan Stanley	EUR	10,668	14,125,712	14,233,713	108,001
Expiring 06/14/12	UBS Securities	EUR	9,911	12,987,117	13,223,691	236,574
Expiring 06/14/12	UBS Securities	EUR	8,839	11,582,396	11,793,381	210,985
Expiring 06/14/12	UBS Securities	EUR	3,944	5,201,939	5,262,258	60,319
Expiring 06/14/12	UBS Securities	EUR	92	122,735	122,750	15
Indian Rupee, Expiring 07/12/12	JPMorgan Chase	INR	1,982,790	42,658,993	38,097,364	(4,561,629)
Indonesia Rupiah, Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	240,895,295	26,662,457	26,083,309	(579,148)
Malaysian Ringgit, Expiring 04/23/12	JPMorgan Chase	MYR	47,498	15,660,508	15,477,714	(182,794)
Mexican Peso,
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	103	7,936	7,953	17
Expiring 06/15/12	UBS Securities	MXN	61	4,709	4,703	(6)

				$554,643,521	$552,020,248	$(2,623,273)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/23/12	Citigroup Global Markets	AUD	14,242	$15,169,439	$14,712,609	$456,830
Brazilian Real,
Expiring 04/03/12	JPMorgan Chase	BRL	55,242	31,769,955	30,234,194	1,535,761
Expiring 06/04/12	Morgan Stanley	BRL	55,242	31,615,405	29,839,835	1,775,570
British Pound,
Expiring 04/03/12	Hong Kong & Shanghai Bank	GBP	59,668	94,344,357	95,436,062	(1,091,705)
Expiring 05/02/12	Barclays Capital Group	GBP	18,693	29,531,295	29,893,227	(361,932)
Expiring 05/02/12	Credit Suisse First Boston Corp.	GBP	36,597	58,335,069	58,524,711	(189,642)
Canadian Dollar, Expiring 06/21/12	Citigroup Global Markets	CAD	61,019	61,295,135	61,065,960	229,175

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar (cont’d.),
Expiring 06/21/12	Credit Suisse First Boston Corp.	CAD	52,024	$52,376,916	$52,064,038	$312,878
Expiring 06/21/12	JPMorgan Chase	CAD	51,727	52,303,383	51,766,808	536,575
Expiring 06/21/12	Morgan Stanley	CAD	61,019	61,386,706	61,065,959	320,747
Expiring 06/21/12	UBS Securities	CAD	50,543	50,875,727	50,581,897	293,830
Chinese Yuan,
Expiring 06/01/12	Barclays Capital Group	CNY	9,268	1,467,318	1,469,948	(2,630)
Expiring 06/01/12	Barclays Capital Group	CNY	7,046	1,100,000	1,117,587	(17,587)
Expiring 06/01/12	Barclays Capital Group	CNY	6,330	1,000,000	1,004,013	(4,013)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	52,448	8,300,000	8,318,826	(18,826)
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	44,062	7,000,000	6,988,675	11,325
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	25,795	4,100,000	4,091,416	8,584
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	22,031	3,500,000	3,494,338	5,662
Expiring 06/01/12	Credit Suisse First Boston Corp.	CNY	6,387	1,000,000	1,013,054	(13,054)
Expiring 06/01/12	Deutsche Bank	CNY	10,702	1,700,000	1,697,519	2,481
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	38,103	6,000,000	6,043,586	(43,586)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	37,447	5,900,000	5,939,585	(39,585)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,070	1,600,000	1,597,158	2,842
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	6,326	1,000,000	1,003,378	(3,378)
Expiring 06/01/12	JPMorgan Chase	CNY	20,560	3,200,000	3,261,059	(61,059)
Expiring 06/01/12	JPMorgan Chase	CNY	20,541	3,200,000	3,258,014	(58,014)
Expiring 06/01/12	JPMorgan Chase	CNY	8,943	1,400,000	1,418,386	(18,386)
Expiring 06/01/12	JPMorgan Chase	CNY	7,659	1,200,000	1,214,808	(14,808)
Expiring 06/01/12	Morgan Stanley	CNY	102,511	16,300,000	16,259,409	40,591
Expiring 06/01/12	UBS Securities	CNY	33,398	5,300,000	5,297,310	2,690
Expiring 06/01/12	UBS Securities	CNY	33,395	5,300,000	5,296,890	3,110
Expiring 06/01/12	UBS Securities	CNY	28,923	4,600,000	4,587,451	12,549
Expiring 06/01/12	UBS Securities	CNY	28,375	4,500,000	4,500,571	(571)
Expiring 06/01/12	UBS Securities	CNY	25,170	4,000,000	3,992,260	7,740
Expiring 06/01/12	UBS Securities	CNY	22,029	3,500,000	3,494,060	5,940
Expiring 06/01/12	UBS Securities	CNY	21,219	3,300,000	3,365,584	(65,584)
Expiring 06/01/12	UBS Securities	CNY	14,460	2,300,000	2,293,543	6,457
Expiring 06/01/12	UBS Securities	CNY	10,703	1,700,000	1,697,654	2,346
Expiring 06/01/12	UBS Securities	CNY	6,387	1,000,000	1,013,054	(13,054)
Expiring 02/01/13	Barclays Capital Group	CNY	1,896	300,404	300,530	(126)
Expiring 02/01/13	Credit Suisse First Boston Corp.	CNY	1,889	300,000	299,365	635
Expiring 02/01/13	UBS Securities	CNY	3,157	500,000	500,487	(487)
Expiring 02/01/13	UBS Securities	CNY	2,526	400,000	400,485	(485)
Euro,
Expiring 04/03/12	Deutsche Bank	EUR	3,300	4,379,430	4,401,305	(21,875)
Expiring 04/16/12	Barclays Capital Group	EUR	74,775	95,850,334	99,735,067	(3,884,733)
Expiring 04/16/12	Citigroup Global Markets	EUR	58,052	74,286,822	77,429,891	(3,143,069)
Expiring 04/16/12	Citigroup Global Markets	EUR	6,587	8,602,227	8,785,756	(183,529)
Expiring 04/16/12	Citigroup Global Markets	EUR	5,704	7,449,082	7,608,009	(158,927)
Expiring 04/16/12	Deutsche Bank	EUR	176,413	226,346,700	235,300,065	(8,953,365)
Expiring 04/16/12	Deutsche Bank	EUR	14,160	17,923,870	18,886,641	(962,771)
Expiring 04/16/12	Morgan Stanley	EUR	2,921	3,779,380	3,896,037	(116,657)
Expiring 04/16/12	Royal Bank of Canada	EUR	9,729	12,359,332	12,976,562	(617,230)
Expiring 04/16/12	UBS Securities	EUR	76,682	97,506,914	102,278,628	(4,771,714)
Expiring 04/16/12	UBS Securities	EUR	61,461	78,418,827	81,976,823	(3,557,996)
Expiring 06/14/12	Morgan Stanley	EUR	3	3,948	4,003	(55)
Indian Rupee,
Expiring 07/12/12	Barclays Capital Group	INR	1,244,200	24,117,077	23,906,082	210,995
Expiring 07/12/12	Deutsche Bank	INR	269,876	5,300,000	5,185,403	114,597
Expiring 07/12/12	JPMorgan Chase	INR	229,005	4,500,000	4,400,106	99,894
Expiring 07/12/12	JPMorgan Chase	INR	136,409	2,679,941	2,620,965	58,976
Expiring 07/12/12	JPMorgan Chase	INR	103,300	2,031,625	1,984,808	46,817
Indonesia Rupiah,
Expiring 07/02/12	Barclays Capital Group	IDR	14,355,000	1,539,410	1,554,310	(14,900)
Expiring 07/02/12	Goldman Sachs & Co.	IDR	1,321,395	142,009	143,076	(1,067)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indonesia Rupiah (cont’d.),
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	61,998,000	$6,638,257	$6,712,929	$(74,672)
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	29,731,000	3,214,162	3,219,170	(5,008)
Expiring 07/02/12	UBS Securities	IDR	133,489,900	14,170,902	14,453,824	(282,922)
Malaysian Ringgit, Expiring 04/23/12	Citigroup Global Markets	MYR	47,498	15,346,792	15,477,714	(130,922)
Mexican Peso, Expiring 06/15/12	Morgan Stanley	MXN	12,258	955,741	951,119	4,622
Singapore Dollar, Expiring 05/15/12	Deutsche Bank	SGD	17,039	13,657,617	13,555,517	102,100

				$1,366,171,508	$1,388,859,113	$(22,687,605)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	5,000	06/15/17	4.250%	6 month Australian Bank Bill rate(1)	$(41,061)	$(10,619)	$(30,442)	Deutsche Bank AG
AUD	2,900	06/15/17	4.250%	6 month Australian Bank Bill rate(1)	(23,815)	(13,500)	(10,315)	Citigroup, Inc.
AUD	2,000	06/15/17	4.250%	6 month Australian Bank Bill rate(1)	(16,424)	(1,872)	(14,552)	Barclays Bank PLC
BRL	132,000	01/02/13	11.890%	Brazilian interbank overnight lending rate(1)	2,794,904	27,197	2,767,707	HSBC Bank USA
BRL	129,200	01/02/13	12.480%	Brazilian interbank overnight lending rate(1)	3,168,876	(946,772)	4,115,648	Credit Suisse First Boston
BRL	125,000	01/02/13	12.610%	Brazilian interbank overnight lending rate(1)	3,358,736	(1,467)	3,360,203	Royal Bank of Scotland Group PLC
BRL	48,700	01/02/13	11.910%	Brazilian interbank overnight lending rate(1)	998,057	24,350	973,707	Barclays Bank PLC
BRL	44,100	01/02/13	12.500%	Brazilian interbank overnight lending rate(1)	749,365	19,520	729,845	Morgan Stanley
BRL	35,900	01/02/13	12.590%	Brazilian interbank overnight lending rate(1)	927,791	32,500	895,291	Morgan Stanley
BRL	27,200	01/02/13	12.300%	Brazilian interbank overnight lending rate(1)	734,109	19,535	714,574	HSBC Bank USA

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
BRL	15,300	01/02/13	11.880%	Brazilian interbank overnight lending rate(1)	$299,862	$(2,942)	$302,804	HSBC Bank USA
BRL	13,600	01/02/13	11.980%	Brazilian interbank overnight lending rate(1)	301,060	4,841	296,219	Morgan Stanley
BRL	12,500	01/02/13	11.950%	Brazilian interbank overnight lending rate(1)	209,551	3,819	205,732	Royal Bank of Scotland Group PLC
BRL	12,000	01/02/13	12.070%	Brazilian interbank overnight lending rate(1)	283,628	6,715	276,913	UBS AG
BRL	6,700	01/02/13	10.460%	Brazilian interbank overnight lending rate(1)	28,997	(1,041)	30,038	Morgan Stanley
BRL	4,100	01/02/13	10.450%	Brazilian interbank overnight lending rate(1)	17,300	(1,709)	19,009	HSBC Bank USA
BRL	93,700	01/02/14	12.540%	Brazilian interbank overnight lending rate(1)	3,544,866	50,888	3,493,978	HSBC Bank USA
BRL	60,900	01/02/14	12.510%	Brazilian interbank overnight lending rate(1)	2,276,571	20,502	2,256,069	Morgan Stanley
BRL	35,700	01/02/14	12.540%	Brazilian interbank overnight lending rate(1)	933,408	(18,318)	951,726	Morgan Stanley
BRL	31,000	01/02/14	10.580%	Brazilian interbank overnight lending rate(1)	238,826	(50,400)	289,226	Morgan Stanley
BRL	28,200	01/02/14	10.770%	Brazilian interbank overnight lending rate(1)	270,798	(28,901)	299,699	UBS AG
BRL	27,500	01/02/14	12.250%	Brazilian interbank overnight lending rate(1)	910,739	32,141	878,598	UBS AG
BRL	22,500	01/02/14	10.380%	Brazilian interbank overnight lending rate(1)	149,880	85,472	64,408	UBS AG
BRL	12,800	01/02/14	11.890%	Brazilian interbank overnight lending rate(1)	303,237	(1,106)	304,343	Morgan Stanley

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
BRL	12,500	01/02/14	11.990%	Brazilian interbank overnight lending rate(1)	$349,983	$27,035	$322,948	Barclays Bank PLC
BRL	7,100	01/02/14	10.990%	Brazilian interbank overnight lending rate(1)	82,118	7,793	74,325	HSBC Bank USA
BRL	6,400	01/02/14	10.530%	Brazilian interbank overnight lending rate(1)	45,935	(14,843)	60,778	HSBC Bank USA
BRL	4,300	01/02/14	11.530%	Brazilian interbank overnight lending rate(1)	74,037	(936)	74,973	HSBC Bank USA
BRL	2,400	01/02/14	11.670%	Brazilian interbank overnight lending rate(1)	42,831	1,560	41,271	Morgan Stanley
BRL	1,200	01/02/14	10.830%	Brazilian interbank overnight lending rate(1)	12,249	611	11,638	Barclays Bank PLC
MXN	85,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	19,566	30,754	(11,188)	Morgan Stanley
MXN	25,000	09/06/16	5.600%	28 day Mexican interbank rate(1)	5,705	12,756	(7,051)	HSBC Bank USA
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	(22,227)	7,380	(29,607)	Morgan Stanley
Exchange-traded swap agreements:
	$127,800	03/18/16	1.500%	3 month LIBOR(1)	(162,203)	(3,138)	(159,065)	—
	229,100	06/15/41	4.250%	3 month LIBOR(1)	(59,401,960)	(62,706,834)	3,304,874	—
	145,700	06/20/42	2.750%	3 month LIBOR(1)	9,928,988	3,614,396	6,314,592	—

					$(26,605,717)	$(59,774,633)	$33,168,916

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX EM12 Index	12/20/14	5.000%	$4,000	$329,637	$215,262	$114,375	Deutsche Bank AG
Dow Jones CDX EM13 Index	06/20/15	5.000%	31,100	2,912,237	2,453,690	458,547	Barclays Bank PLC
Dow Jones CDX EM13 Index	06/20/15	5.000%	22,400	2,100,671	1,754,196	346,475	Deutsche Bank AG
Dow Jones CDX EM13 Index	06/20/15	5.000%	15,200	1,423,344	1,219,391	203,953	Morgan Stanley
Dow Jones CDX EM13 Index	06/20/15	5.000%	7,900	740,862	593,946	146,916	Credit Suisse First Boston
Dow Jones CDX EM13 Index	06/20/15	5.000%	1,000	93,780	84,848	8,932	Credit Suisse First Boston
Dow Jones CDX EM13 Index	06/20/15	5.000%	500	46,890	38,146	8,744	Barclays Bank PLC

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1) (cont’d.)
Dow Jones CDX EM14 Index	09/20/15	5.000%	$10,900	$1,111,847	$949,228	$162,619	Deutsche Bank AG
Dow Jones CDX EM14 Index	12/20/15	5.000%	16,300	1,664,934	1,543,588	121,346	HSBC Bank USA
Dow Jones CDX EM14 Index	12/20/15	5.000%	11,300	1,154,218	1,073,495	80,723	Citigroup, Inc.
Dow Jones CDX EM14 Index	12/20/15	5.000%	6,700	684,360	618,470	65,890	Morgan Stanley
Dow Jones CDX HY-8 Index	06/20/12	0.360%	14,737	(411)	—	(411)	Citigroup, Inc.
Dow Jones CDX HY-8 Index	06/20/12	0.360%	4,723	(70)	—	(70)	Citigroup, Inc.
Dow Jones CDX HY-8 Index	06/20/12	0.400%	3,968	370	—	370	Citigroup, Inc.
Dow Jones CDX IG 10 5Y Index	06/20/13	0.530%	5,208	33,347	—	33,347	Deutsche Bank AG
Dow Jones CDX IG 9 5Y Index	12/20/12	0.760%	38,291	218,600	—	218,600	Barclays Bank PLC
Dow Jones CDX IG 9 5Y Index	12/20/12	0.710%	25,463	135,090	—	135,090	Deutsche Bank AG

				$12,649,706	$10,544,260	$2,105,446

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at March 31, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Alcoa, Inc.	03/20/21	1.000%	$4,300	3.419%	$(683,960)	$(398,713)	$(285,247)	Citigroup, Inc.
Arcelor Mittal	06/20/16	1.000%	4,400	4.304%	(550,938)	(183,030)	(367,908)	Credit Suisse First Boston
Berkshire Hathaway	03/20/13	0.850%	4,200	0.648%	11,311	—	11,311	Deutsche Bank AG
Berkshire Hathaway	03/20/15	1.000%	3,500	1.080%	(2,798)	(36,868)	34,070	UBS AG
Berkshire Hathaway	03/20/16	1.000%	900	1.257%	(7,323)	(7,785)	462	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.807%	57,072	(91,719)	148,791	HSBC Bank USA
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.807%	34,274	(131,407)	165,681	Credit Suisse First Boston
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.807%	27,684	(44,491)	72,175	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.807%	7,604	(10,714)	18,318	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.807%	7,616	(10,847)	18,463	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.807%	7,182	(30,236)	37,418	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.807%	5,111	(10,781)	15,892	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.868%	59,985	(114,088)	174,073	HSBC Bank USA
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.868%	53,188	(97,322)	150,510	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.868%	23,124	(66,669)	89,793	Credit Suisse First Boston
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.868%	3,513	(12,936)	16,449	Citigroup, Inc.
Federal Republic of Brazil	09/20/15	1.000%	900	0.868%	2,634	(5,926)	8,560	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	0.921%	72,271	(182,419)	254,690	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%	43,300	0.966%	15,483	(243,352)	258,835	Citigroup, Inc.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at March 31, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Federal Republic of Brazil	03/20/16	1.000%	$1,900	0.966%	$679	$(5,476)	$6,155	HSBC Bank USA
Federal Republic of Brazil	06/20/16	1.000%	18,600	1.007%	(17,439)	(54,123)	36,684	Citigroup, Inc.
Federal Republic of Brazil	06/20/16	1.000%	11,800	1.007%	(11,064)	(34,380)	23,316	Deutsche Bank AG
France (Govt of)	09/20/15	0.250%	1,400	1.315%	(50,642)	(25,491)	(25,151)	UBS AG
France (Govt of)	12/20/15	0.250%	3,800	1.364%	(153,716)	(54,322)	(99,394)	Royal Bank of Scotland Group PLC
France (Govt of)	03/20/16	0.250%	4,400	1.406%	(196,594)	(136,350)	(60,244)	Deutsche Bank AG
France (Govt of)	03/20/16	0.250%	4,300	1.406%	(192,135)	(133,101)	(59,034)	UBS AG
France (Govt of)	03/20/16	0.250%	800	1.406%	(35,744)	(21,685)	(14,059)	Morgan Stanley
France (Govt of)	03/20/16	0.250%	800	1.406%	(35,744)	(20,804)	(14,940)	Royal Bank of Scotland Group PLC
France (Govt of)	09/20/16	0.250%	15,000	1.510%	(812,985)	(882,652)	69,667	Deutsche Bank AG
France (Govt of)	09/20/16	0.250%	15,000	1.510%	(812,985)	(900,168)	87,183	HSBC Bank USA
France (Govt of)	09/20/16	0.250%	6,300	1.510%	(341,454)	(370,714)	29,260	Citigroup, Inc.
France (Govt of)	09/20/16	0.250%	3,600	1.510%	(195,116)	(146,983)	(48,133)	Morgan Stanley
France (Govt of)	09/20/16	0.250%	1,500	1.510%	(80,370)	(80,727)	357	Barclays Bank PLC
France (Govt of)	09/20/16	0.250%	1,500	1.510%	(80,370)	(80,135)	(235)	HSBC Bank USA
General Electirc Capital Corp.	12/20/13	4.800%	2,700	0.763%	191,653	—	191,653	Citigroup, Inc.
General Electirc Capital Corp.	12/20/15	1.000%	13,800	1.168%	(82,991)	(200,398)	117,407	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%	13,400	1.199%	(104,024)	(103,755)	(269)	Citigroup, Inc.
Japan Gov’t. Series 55	03/20/15	1.000%	4,500	0.566%	55,564	30,377	25,187	Deutsche Bank AG
Japan Gov’t. Series 55	03/20/16	1.000%	41,800	0.760%	372,457	(245,308)	617,765	Morgan Stanley
Metlife, Inc.	03/20/13	2.070%	10,000	0.918%	130,193	—	130,193	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%	25,000	1.559%	(384,079)	(316,479)	(67,600)	Bank of America
Metlife, Inc.	12/20/14	1.000%	200	1.559%	(2,901)	(3,190)	289	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%	200	1.559%	(2,901)	(2,824)	(77)	Credit Suisse First Boston
Metlife, Inc.	06/20/16	1.000%	30,000	1.890%	(1,135,782)	(610,695)	(525,087)	Bank of America
NRG Energy, Inc.	12/20/16	5.000%	9,000	6.585%	(507,289)	(38,589)	(468,700)	Bank of America
People’s Republic of China	06/20/15	1.000%	9,300	0.759%	93,145	97,409	(4,264)	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%	3,100	0.759%	31,048	31,522	(474)	Citigroup, Inc.
People’s Republic of China	03/20/16	1.000%	1,300	0.863%	7,146	11,967	(4,821)	Barclays Bank PLC
People’s Republic of China	03/20/16	1.000%	600	0.863%	3,298	5,591	(2,293)	BNP Paribas Bank
People’s Republic of China	06/20/16	1.000%	19,800	0.890%	79,275	176,306	(97,031)	Citigroup, Inc.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)		Implied Credit Spread at March 31, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
People’s Republic of China	06/20/16	1.000%		$ 3,500	0.890%	$14,013	$31,344	$(17,331)	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		6,400	0.958%	8,636	31,038	(22,402)	Morgan Stanley
People’s Republic of China	09/20/16	1.000%		2,500	0.958%	3,374	11,564	(8,190)	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		2,400	0.958%	3,239	10,419	(7,180)	UBS AG
People’s Republic of China	09/20/16	1.000%		1,800	0.958%	2,429	10,810	(8,381)	Royal Bank of Scotland Group PLC
Republic of Indonesia	09/20/15	1.000%		1,300	1.220%	(5,742)	(20,719)	14,977	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%		6,000	1.421%	(82,356)	(79,452)	(2,904)	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%		5,000	1.421%	(68,630)	(67,176)	(1,454)	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%		4,200	1.421%	(57,649)	(63,413)	5,764	Citigroup, Inc.
Republic of Indonesia	06/20/16	1.000%		1,700	1.421%	(23,334)	(26,310)	2,976	Citigroup, Inc.
Republic of Indonesia	09/20/16	1.000%		6,500	1.489%	(120,558)	(84,306)	(36,252)	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%		2,900	1.489%	(53,787)	(40,020)	(13,767)	UBS AG
Republic of Indonesia	06/20/21	1.000%		3,500	2.071%	(304,616)	(226,869)	(77,747)	Citigroup, Inc.
Republic of Indonesia	06/20/21	1.000%		1,700	2.071%	(147,956)	(112,390)	(35,566)	UBS AG
Republic of Kazakhstan	03/20/16	1.000%		600	1.807%	(18,378)	(13,420)	(4,958)	Citigroup, Inc.
Republic of Korea	06/20/16	1.000%		3,000	1.048%	1,162	845	317	Deutsche Bank AG
Republic of Korea	06/20/16	1.000%		2,400	1.048%	930	1,153	(223)	Deutsche Bank AG
Republic of Korea	09/20/16	1.000%		9,100	1.102%	(23,970)	(440)	(23,530)	UBS AG
U.S. Treasury Note	03/20/16	0.250%	EUR	22,200	0.264%	52,453	(234,377)	286,830	BNP Paribas Bank
United Kingdom Treasury	06/20/15	1.000%		15,700	0.286%	363,900	112,029	251,871	Morgan Stanley
United Kingdom Treasury	06/20/15	1.000%		10,600	0.286%	245,691	75,638	170,053	Deutsche Bank AG
United Kingdom Treasury	12/20/15	1.000%		6,900	0.395%	158,088	113,589	44,499	UBS AG
United Kingdom Treasury	06/20/16	1.000%		3,500	0.477%	79,169	50,766	28,403	Morgan Stanley
United Mexican States	09/20/15	1.000%		16,000	0.828%	76,103	(84,807)	160,910	HSBC Bank USA
United Mexican States	09/20/15	1.000%		15,000	0.828%	71,346	(79,506)	150,852	Barclays Bank PLC
United Mexican States	03/20/16	1.000%		36,900	0.907%	79,980	(181,553)	261,533	Morgan Stanley
United Mexican States	03/20/16	1.000%		31,500	0.907%	68,276	(244,945)	313,221	HSBC Bank USA
United Mexican States	03/20/16	1.000%		10,000	0.907%	21,675	(63,595)	85,270	Citigroup, Inc.
United Mexican States	03/20/16	1.000%		1,200	0.907%	2,601	(7,188)	9,789	Barclays Bank PLC
United Mexican States	03/20/16	0.920%		100	0.907%	(103)	—	(103)	JPMorgan Chase Bank
United Mexican States	06/20/16	1.000%		9,800	0.939%	8,589	(18,776)	27,365	Citigroup, Inc.
United Mexican States	03/20/21	1.000%		26,800	1.473%	(1,001,008)	(1,104,665)	103,657	HSBC Bank USA
United Mexican States	03/20/21	1.000%		2,200	1.473%	(82,172)	(83,159)	987	Citigroup, Inc.

						$(5,857,439)	$(8,182,371)	$2,324,932

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(5)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
DJ iTraxx17Sen2	06/20/17	$16,300	1.000%	$1,203,179	$1,069,173	$134,006	Barclays Bank PLC
DJ iTraxx17Sen2	06/20/17	2,300	1.000%	169,774	150,865	18,909	Citigroup, Inc.
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX HY17 5Y Index	12/20/16	65,960	5.000%	1,138,103	1,805,347	(667,244)	—
Dow Jones CDX HY18 5Y Index	06/20/17	5,000	5.000%	148,772	122,521	26,251	—
Dow Jones CDX IG18 5Y Index	06/20/17	732,300	1.000%	(3,347,712)	(3,683,500)	335,788	—

				$(687,884)	$(535,594)	$(152,290)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	000,000,0000,0000	000,000,0000,0000	000,000,0000,0000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$—	$—	$17,000
Preferred Stock	57,959,880	—	—
Asset-Backed Securities	—	248,427,092	1,020,111
Bank Loans	—	27,603,579	—
Certificates of Deposit	—	40,356,031	—
Commercial Mortgage-Backed Securities	—	150,788,549	—
Corporate Bonds	—	2,109,655,366	163,848
Foreign Government Bonds	—	370,172,712	—
Municipal Bonds	—	337,796,511	—
Residential Mortgage-Backed Securities	—	486,349,028	—
U.S. Government Agency Obligations	—	3,637,435,342	—
U.S. Treasury Obligations	—	2,415,838,816	—
Affiliated Money Market Mutual Fund	15,384,577	—	—
Repurchase Agreements	—	103,500,000	—
Options Written	—	(9,489,641)	(193,880)
Short Sales – U.S. Government Agency Obligation	—	(1,078,437)	—
Other Financial Instruments*
Futures	(7,049,117)	—	—
Foreign Forward Currency Contracts	—	(25,310,878)	—
Interest Rate Swaps	9,460,401	23,708,515	—
Credit Default Swaps	(305,205)	4,583,293	—

Total	$75,450,536	$9,920,335,878	$1,007,079

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	24,587,827	$234,076,112
AST Federated Aggressive Growth Portfolio	2,231,705	22,205,465
AST Goldman Sachs Concentrated Growth Portfolio	2,905,175	89,363,193
AST Goldman Sachs Large-Cap Value Portfolio	4,612,991	78,282,461
AST Goldman Sachs Mid-Cap Growth Portfolio	1,893,497	11,095,891
AST Goldman Sachs Small-Cap Value Portfolio	1,408,571	16,522,537
AST High Yield Portfolio	35,066,747	265,455,272
AST International Growth Portfolio	16,763,459	192,109,235
AST International Value Portfolio	12,610,615	189,537,544
AST Jennison Large-Cap Growth Portfolio*	15,457,888	223,675,633
AST Jennison Large-Cap Value Portfolio	9,318,801	116,671,388
AST Large-Cap Value Portfolio	11,172,834	156,531,411
AST Lord Abbett Core Fixed-Income Portfolio	44,549,603	510,092,955
AST Marsico Capital Growth Portfolio	10,102,024	223,153,707
AST MFS Growth Portfolio	12,229,315	134,400,173
AST Mid-Cap Value Portfolio	1,858,930	24,017,369
AST Money Market Portfolio	126,137,092	126,137,092
AST Neuberger Berman Core Bond Portfolio	33,061,484	338,549,595
AST Neuberger Berman Mid-Cap Growth Portfolio*	666,015	16,570,453
AST Parametric Emerging Markets Equity Portfolio	6,856,758	61,436,550
AST PIMCO Limited Maturity Bond Portfolio	9,852,205	105,123,031
AST PIMCO Total Return Bond Portfolio	97,747,402	1,196,428,200
AST Prudential Core Bond Portfolio	66,203,492	680,571,898
AST Small-Cap Growth Portfolio*	1,435,629	33,119,951
AST Small-Cap Value Portfolio	2,683,124	38,610,152
AST T. Rowe Price Equity Income Portfolio	21,538,167	195,135,797
AST T. Rowe Price Global Bond Portfolio	126,710	1,424,219
AST T. Rowe Price Large-Cap Growth Portfolio*	15,416,228	224,460,283
AST T. Rowe Price Natural Resources Portfolio	888,384	17,963,129
AST Western Asset Core Plus Bond Portfolio	62,271,677	680,006,711

TOTAL LONG-TERM INVESTMENTS (cost $5,821,035,090)(w)		6,202,727,407

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $321,582,185)(w)	321,582,185	321,582,185

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.025%	06/28/12	$9,000	$8,998,479
0.050%	06/28/12	200	199,966
0.705%	06/28/12	1,000	999,831

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,199,263)			10,198,276

TOTAL SHORT-TERM INVESTMENTS (cost $331,781,448)			331,780,461

TOTAL INVESTMENTS — 100.0% (cost $6,152,816,538)			6,534,507,868
Liabilities in excess of other assets(x)			(3,229,648)

NET ASSETS — 100.0%			$6,531,278,220

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
1,146	10 Year U.S. Treasury Notes	Jun. 2012	$150,427,313	$148,389,093	$(2,038,220)
173	CAC40 10 Euro	Apr. 2012	8,011,156	7,901,393	(109,763)
33	DAX Index	Jun. 2012	7,583,079	7,659,245	76,166
51	FTSE 100 Index	Jun. 2012	4,740,862	4,673,776	(67,086)
112	Russell 2000 Mini	Jun. 2012	9,263,510	9,270,240	6,730
266	S&P 500	Jun. 2012	90,916,973	93,312,800	2,395,827
58	TOPIX Index	Jun. 2012	5,778,978	6,005,316	226,338

					$489,992

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	00,000,000,000	00,000,000,000	00,000,000,000
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,524,309,592	$—	$—
U.S. Treasury Obligations	—	10,198,276	—
Other Financial Instruments*
Futures	489,992	—	—

Total	$6,524,799,584	$10,198,276	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:
00,000,000,000

Derivative Fair Value at 3/31/12
Equity contracts	$2,528,212
Interest rate contracts	(2,038,220)

Total	$489,992

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 92.3%

ASSET-BACKED SECURITIES — 8.2%

Non-Residential Mortgage-Backed Securities — 4.3%
AIMCO CDO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.811	%(c)	10/20/19	$5,015	$4,784,162
AMMC CDO (Cayman Islands), Series 2006-6A, Class 1A, 144A	Aaa	0.716	%(c)	05/03/18	1,575	1,536,726
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.819	%(c)	01/26/20	2,957	2,849,532
Bank One Issuance Trust, Series 2003-C3, Class C3	Baa2	4.770%		02/16/16	10,000	10,412,194
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aa1	0.820	%(c)	04/25/19	3,000	2,875,272
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4	Baa2	5.000%		06/10/15	5,000	5,215,576
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.712	%(c)	03/24/17	6,500	6,340,970
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2011-6A, Class A1, 144A	Aaa	2.138	%(c)	11/22/22	250	253,769
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.723	%(c)	08/21/20	2,725	2,641,164
Katonah Ltd. (Cayman Islands), Series 7A, 144A	Aaa	0.763	%(c)	11/15/17	1,929	1,874,228
Landmark CDO Ltd. (Cayman Islands), Series 2007-9A, Class A1	Aaa	0.782	%(c)	04/15/21	2,750	2,653,599
LCM LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.748	%(c)	06/01/17	4,300	4,183,173
Lightpoint CLO Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.734	%(c)	09/15/17	7,940	7,652,566
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.592	%(c)	03/15/16	14,090	14,191,301
Trimaran CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.797	%(c)	11/01/18	15,200	14,702,398

						82,166,630

Residential Mortgage-Backed Securities — 3.9%
ACE Securities Corp., Series 2003-OP1, Class M1	Ba1	1.292	%(c)	12/25/33	742	583,386
ACE Securities Corp., Series 2004-IN1, Class A1	Aa2	0.562	%(c)	05/25/34	1,261	928,967
ACE Securities Corp., Series 2004-OP1, Class M1	Ba3	1.022	%(c)	04/25/34	1,014	794,444
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	Ca	1.592	%(c)	02/25/33	1,234	918,441
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	A1	0.842	%(c)	02/25/34	491	415,836
Asset Backed Securities Corp. Home Equity, Series 2003-HE1, Class M2	Aa1	3.767	%(c)	01/15/33	1,118	1,052,009
Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1	A3	1.217	%(c)	12/15/33	849	643,073
Asset Backed Securities Corp. Home Equity, Series 2004-HE2, Class M1	Ba3	1.067	%(c)	04/25/34	7,708	5,803,089
Asset Backed Securities Corp. Home Equity, Series 2004-HE3, Class M1	Baa3	1.052	%(c)	06/25/34	4,396	3,070,738
Asset Backed Securities Corp. Home Equity, Series 2004-HE5, Class M1	A2	1.142	%(c)	08/25/34	5,000	3,898,465
Bear Stearns Asset Backed Securities Trust, Series 2003-2, Class A3	A1	0.992	%(c)	03/25/43	1,775	1,576,188

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset Backed Securities Trust, Series 2004-HE5, Class M1	Baa1	0.812	%(c)	07/25/34	$3,024	$2,382,816
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.732	%(c)	07/25/35	5,765	4,361,263
Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1	BB(d)	0.622	%(c)	06/25/36	5,564	4,345,574
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa3	0.792	%(c)	10/25/34	5,630	5,206,314
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	Baa3	0.992	%(c)	02/25/34	4,618	3,603,119
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	AA+(d)	0.942	%(c)	11/25/34	6,250	4,241,762
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	A1	0.582	%(c)	06/25/33	3,268	2,828,805
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	Baa2	5.372%		05/25/35	1,077	1,091,365
Equifirst Mortgage Loan Trust, Series 2004-3, Class M2	A1	0.842	%(c)	12/25/34	3,000	2,322,975
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.732	%(c)	01/20/35	3,535	3,172,401
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	Aaa	0.422	%(c)	01/20/36	5,996	5,349,771
MASTR Asset Backed Securities Trust, Series 2004-HE1, Class M2	Aa3	0.972	%(c)	09/25/34	4,000	3,362,772
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1	B2	1.142	%(c)	04/25/34	4,419	3,358,875
Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1	Ba3	1.442	%(c)	06/25/33	833	647,559
Option One Mortgage Loan Trust, Series 2003-5, Class A2	Ba1	0.882	%(c)	08/25/33	2,035	1,635,003
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.742	%(c)	12/25/33	1,045	840,356
Saxon Asset Securities Trust, Series 2004-1, Class A	Aaa	0.782	%(c)	03/25/35	405	278,667
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1	Ba3	1.007	%(c)	02/25/34	7,792	5,872,147
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	A3	0.692	%(c)	01/25/35	1,106	915,841

						75,502,021

TOTAL ASSET-BACKED SECURITIES (cost $155,083,402)						157,668,651

BANK LOANS(c) — 0.4%

Healthcare & Pharmaceutical — 0.2%
DaVita, Inc.	Ba2	4.500%		10/20/16	4,000	3,996,252

Metals — 0.1%
Schaeffler AG	B1	6.000%		01/27/17	2,000	2,007,000

Pipelines & Other — 0.1%
Energy Transfer Equity LP	Ba2	3.750%		03/23/17	2,175	2,132,859

TOTAL BANK LOANS (cost $8,096,500)						8,136,111

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	Aaa	4.992%	(c)	11/10/41	$500	$522,922
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4	Aaa	5.115%	(c)	10/10/45	2,000	2,217,188
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4	A+	5.889%	(c)	07/10/44	4,467	5,014,065
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51	7,500	7,965,742
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.719%	(c)	09/11/38	1,500	1,702,701
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4	AAA(d)	5.540%		09/11/41	2,750	3,110,063
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AAB	AAA(d)	5.926%		06/11/50	7,000	7,707,672
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	5,800	6,023,979
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4	Aaa	5.431%		10/15/49	3,790	4,289,981
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.225%	(c)	07/15/44	7,170	7,980,755
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	5,000	5,639,610
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%		12/11/49	1,990	2,115,710
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(d)	5.419%	(c)	02/15/39	3,320	3,716,917
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class AM	AA-(d)	5.419%	(c)	02/15/39	2,840	3,060,796
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3	Aaa	5.794%	(c)	09/15/39	7,000	7,372,414
FHLMC Multifamily Structured Pass Through Certificates, Series K010, Class A2	AA+(d)	4.333%		10/25/20	2,500	2,786,710
FHLMC Multifamily Structured Pass Through Certificates, Series K501, Class X1A, IO	NR	1.758%	(c)	08/25/16	20,200	1,179,377
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	AAA(d)	5.329%	(c)	03/10/44	7,160	7,931,290
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	AAA(d)	5.238%	(c)	11/10/45	7,000	7,638,288
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4(a)	Aaa	5.883%	(c)	07/10/38	6,570	7,442,305
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	9,134	10,121,358
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	8,300	9,350,904
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4	Aaa	5.481%	(c)	12/12/44	5,000	5,544,395
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4	Aaa	5.475%	(c)	04/15/43	8,500	9,510,803
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	Aaa	5.399%		05/15/45	1,505	1,694,123
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(d)	5.263%	(c)	11/15/40	3,509	3,762,638
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%	(c)	03/15/39	500	561,866
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	A(d)	5.660%	(c)	05/12/39	360	387,392
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	6,138	6,975,125

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	5.898%	(c)	06/12/46	$7,000	$7,973,504
Morgan Stanley Capital I, Series 2006-HQ8, Class A4	Aaa	5.418%	(c)	03/12/44	5,096	5,664,741
Morgan Stanley Capital I, Series 2006-IQ11, Class A4	AAA(d)	5.731%	(c)	10/15/42	3,000	3,371,976
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	2,600	2,925,364
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%	(c)	01/15/45	3,479	3,866,143
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%	(c)	07/15/45	7,370	8,309,609
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	Aa2	5.509%		04/15/47	8,500	9,202,840

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $181,476,542)						184,641,266

CORPORATE BONDS — 23.9%

Airlines — 0.5%
Continental Airlines 2012-1 Class A Pass Through Trusts, Pass Thru Certs	Baa2	4.150%		04/11/24	5,150	5,047,000
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass Thru. Cert.(a)	Baa2	5.300%		04/15/19	3,560	3,795,850

						8,842,850

Automotive — 0.2%
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%		03/15/17	670	664,686
Hyundai Capital America, Gtd. Notes, 144A	Baa2	4.000%		06/08/17	2,825	2,902,552

						3,567,238

Banking — 6.5%
American Express Co., Sr. Unsec’d. Notes(h)	A3	8.125%		05/20/19	6,500	8,497,404
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%		05/13/21	7,315	7,326,287
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa1	5.650%		05/01/18	3,575	3,816,320
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.700%		01/24/22	2,520	2,667,632
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	Aa2	2.500%		01/11/17	3,825	3,900,671
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%		05/22/19	2,150	2,472,210
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%		07/15/19	5,500	6,724,790
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	4.500%		01/14/22	3,595	3,609,074
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%		05/15/18	5,655	6,339,176
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39	2,250	2,915,978
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36	2,350	2,258,519
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	1,000	1,232,878
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	8,000	7,919,328
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%		01/24/22	2,130	2,191,216
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%		10/01/37	4,750	4,641,097
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		05/02/36	5,000	5,560,195
HSBC USA Inc, Sr. Unsec’d. Notes	A1	2.375%		02/13/15	1,950	1,963,371

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	$5,900	$6,040,809
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%	08/15/21	5,790	5,915,840
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	6,400	7,395,290
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A1	4.200%	03/28/17	2,850	2,871,404
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A1	6.375%	01/21/21	3,175	3,408,048
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.500%	07/28/21	6,350	6,205,753
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	4,450	4,398,465
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(a)	A2	6.125%	01/11/21	2,225	2,381,515
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.500%	03/13/17	1,125	1,113,013
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	1,850	1,845,488
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	2.625%	12/15/16	4,825	4,933,331
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	3.500%	03/08/22	1,750	1,722,821
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%	04/01/21	1,965	2,107,303

					124,375,226

Cable — 1.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	4,000	4,355,000
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	2,900	3,470,775
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	1,990	2,519,487
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa2	5.150%	03/15/42	3,375	3,287,871
DISH DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	2,500	2,725,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	3,590	4,157,184

					20,515,317

Capital Goods — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)	Baa1	7.000%	10/15/37(g)	2,050	2,338,708
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000%	01/13/17	2,950	3,009,174
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,950	2,080,794

					7,428,676

Chemicals — 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.250%	11/15/41	3,800	3,925,077
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	12/08/41	590	639,860
Lyondell Chemical Co., Gtd. Notes	Ba2	11.000%	05/01/18	1,500	1,657,500
LyondellBasell Industries NV (Netherlands), Gtd. Notes, 144A	Ba2	6.000%	11/15/21	250	262,500
Reliance Holdings USA, Inc., Gtd. Notes, 144A(a)	Baa2	5.400%	02/14/22	4,525	4,501,456

					10,986,393

Consumer
Sealy Mattress Co, Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	700	759,507

Electric — 1.2%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	03/01/14	2,000	2,160,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Commonwealth Edison Co., First Mortgage Bonds	A3	6.450%	01/15/38	$2,110	$2,736,543
Duke Energy Carolinas LLC, First Mortgage Bonds	A1	4.250%	12/15/41	1,350	1,346,977
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	2,360	2,905,311
Florida Power & Light Co., First Mortgage Bonds	Aa3	4.125%	02/01/42	1,350	1,323,022
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%	01/15/17	1,500	1,560,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.500%	12/15/41	3,200	3,203,414
Puget Sound Energy, Inc., Sr. Sec’d. Notes	A3	4.434%	11/15/41	3,675	3,669,425
San Diego Gas & Electric Co., First Mortgage Bonds	Aa3	3.950%	11/15/41	1,125	1,088,114
Southern Power Co., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/41	1,025	1,074,069
Southwestern Electric Power Co., Sr. Unsec’d. Notes	Baa3	3.550%	02/15/22	910	893,738
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	2.950%	01/15/22	1,425	1,410,843

					23,371,456

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	3,300	3,398,073
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	1,980	2,555,152

					5,953,225

Energy - Other — 0.8%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41	1,350	1,533,611
Halliburton Co., Sr. Unsec’d. Notes	A2	4.500%	11/15/41	3,320	3,361,480
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	3,110	3,756,099
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	2,500	2,608,268
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	1,975	2,018,675
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	715	726,727
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	725	757,625
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	295	348,793
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.250%	01/15/17	575	572,125

					15,683,403

Foods — 1.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	3,296	4,299,869
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	2,527	2,590,200
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,175	1,204,375
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	1,200	1,338,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	2,000	2,165,000
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes	B1	11.625%	05/01/14(g)	1,000	1,165,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	2,990	2,892,825
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	5,280	6,336,042
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	2,605	2,650,225
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B2	7.500%	11/15/14	750	763,125
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A3	2.000%	12/05/14	2,175	2,211,468
Wendy’s Co. (The), Gtd. Notes	B3	10.000%	07/15/16	2,750	3,004,375

					30,620,504

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gaming — 0.5%
Marina District Finance Co., Inc., Sr. Sec’d. Notes(a)	B2	9.500%	10/15/15	$1,500	$1,368,750
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	1,000	1,031,250
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,000	3,476,250
Peninsula Gaming LLC / Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375%	08/15/15	850	896,750
Pinnacle Entertainment, Inc., Gtd. Notes(a)	B1	8.625%	08/01/17	2,000	2,180,000

					8,953,000

Healthcare & Pharmaceutical — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,980	2,992,012
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,645	3,745,103
AstraZeneca PLC (United Kingdom), Sr. Unsec’d Notes	A1	6.450%	09/15/37	1,020	1,330,123
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	1,420	1,516,848
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	2,000	2,002,500
HCA, Inc., Sr. Unsec’d. Notes	B3	6.750%	07/15/13	3,000	3,120,000
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	6.250%	11/01/18	375	387,188
Teva Pharmaceutical Finance IV BV (United Kingdom), Gtd. Notes	A3	3.650%	11/10/21	4,180	4,231,326

					19,325,100

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	2,250	2,861,042
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	02/15/42	2,240	2,297,510
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	1,500	1,645,304
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.625%	11/15/41	3,360	3,360,900
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	363	439,978

					10,604,734

Insurance — 1.9%
Allied World Assurance Co. Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	4,500	4,596,260
Allstate Corp (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	255	266,774
American International Group, Inc., Sr. Unsec’d Notes	Baa1	8.250%	08/15/18	7,879	9,458,038
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,700	1,779,050
Chubb Corp (The), Sr. Unsec’d. Notes	A2	6.000%	05/11/37	1,910	2,324,115
Endurance Specialty Holdings Ltd. (Bermuda), Sr Unsec’d. Notes	Baa1	7.000%	07/15/34	1,500	1,535,175
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	950	985,431
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	2,500	2,685,255
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375%	12/01/41	1,875	1,940,786
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	3,620	4,210,737
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	Aa2	6.063%	03/30/40	1,130	1,330,357
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	2,375	3,075,943
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,190	2,712,162

					36,900,083

Lodging — 0.1%
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%	03/15/15	500	508,750

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	$1,865	$1,828,306

					2,337,056

Media & Entertainment — 1.0%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	3,123	3,435,300
CBS Corp., Gtd. Notes	Baa2	5.900%	10/15/40	1,620	1,794,610
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	2,230	2,492,652
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,880	2,153,619
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	1,000	1,152,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,000	1,155,000
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	3,920	4,479,200
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	2,270	2,830,225

					19,493,106

Metals — 0.4%
Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, RegS	NR	10.750%	10/06/17	2,000	2,165,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	2,120	2,036,086
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	725	710,500
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	6.250%	07/15/41	1,830	1,985,286
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,745	1,776,682

					8,673,554

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.250%	02/25/22	1,280	1,294,207

Non-Captive Finance — 1.0%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	B1	4.750%	02/15/15	4,000	4,035,304
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	4,035	4,435,413
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	Aa2	6.875%	01/10/39	4,150	5,125,001
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	4,700	5,240,500

					18,836,218

Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	2,940	3,191,285
Rock-Tenn Co, Unsec’d. Notes, 144A(a)	Ba1	4.450%	03/01/19	1,120	1,125,032

					4,316,317

Pipelines & Other — 0.4%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%	01/15/41	1,200	1,366,075
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200%	02/01/22	1,365	1,428,004
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.950%	02/01/41	1,600	1,782,466
ONEOK Partners LP, Gtd. Notes	Baa2	6.125%	02/01/41	1,750	1,949,944
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	2,100	2,122,012

					8,648,501

Railroads — 0.5%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	4,400	4,540,835

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Railroads (cont’d.)
CSX Corp., Sr. Unsec’d. Notes	Baa3	4.750%	05/30/42		$1,450	$1,406,238
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	3.250%	12/01/21		2,950	2,969,517
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	7.125%	02/01/28		920	1,167,856

						10,084,446

Real Estate Investment Trusts — 0.2%
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/15		1,520	1,651,567
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		535	547,801
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22		405	390,584
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18		510	600,453

						3,190,405

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41		2,060	2,321,939
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%	04/01/41		1,420	1,742,848
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875%	01/15/22		610	611,778
Susser Holdings LLC / Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16		2,750	3,018,125
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38		2,220	2,989,246

						10,683,936

Telecommunications — 1.4%
America Movil S.A.B. de C.V. (Mexico), Gtd. Notes	A2	6.125%	03/30/40		2,120	2,461,994
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40		7,000	7,443,170
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		1,340	1,971,571
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,723,931; purchased 11/15/11)(f)	Baa3	7.995%	06/01/36	(g)	3,770	3,810,580
PAETEC Holding Corp., Sr. Sec’d. Notes	BB-(d)	8.875%	06/30/17		2,500	2,712,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.721%	06/04/38		590	575,250
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20		1,420	1,358,128
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41		1,570	1,589,217
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	7.350%	04/01/39		3,260	4,374,402

						26,296,812

Tobacco — 0.8%
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39		4,300	6,666,815
Lorillard Tobacco Co., Gtd. Notes	Baa2	7.000%	08/04/41		1,350	1,452,125
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%	11/15/41		4,300	4,182,842
Reynolds American, Inc., Gtd. Notes	Baa3	6.750%	06/15/17		2,500	2,978,145

						15,279,927

TOTAL CORPORATE BONDS (cost $448,137,194)						457,021,197

MUNICIPAL BONDS — 1.5%
Bay Area Toll Authority, California Toll Bridge Revenue Bond, Build America Bonds	Aa3	6.263%	04/01/49		2,890	3,720,470

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Colorado Bridge Enterprise, Revenue Bond, Senior Taxable, Series A, Build America Bonds	Aa3	6.078%	12/01/40	$1,000	$1,252,680
Curators University of Missouri, Taxable Syetem Facilities Revenue Bonds, Build America Bonds	Aa1	5.792%	11/01/41	400	494,688
Los Angeles California Department, Water & Power Revenue, Series A, Build America Bonds	Aa3	5.716%	07/01/39	1,475	1,736,798
Los Angeles California Department, Water & Power Revenue, Series D, Build America Bonds	Aa3	6.574%	07/01/45	750	992,955
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, Build America Bonds	Aa3	5.888%	07/01/43	2,200	2,735,436
New Jersey State Turnpike Authority, Revenue Bonds, Series F, Build America Bonds	A3	7.414%	01/01/40	1,075	1,533,283
New Jersey Turnpike Authority, Build America Bonds	A3	7.102%	01/01/41	1,750	2,405,515
New York City Transitional Finance Authority, Future Tax Secured Bonds, Build America Bonds	Aa1	5.767%	08/01/36	1,320	1,561,890
Ohio State University, General Receipts Bonds, Series A	Aa1	4.800%	06/01/2111	2,275	2,298,569
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, Build America Bonds	Aa3	5.511%	12/01/45	1,280	1,415,040
President and Fellows of Harvard College, Sr. Notes	Aaa	4.875%	10/15/40	2,010	2,311,379
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, Build America Bonds	Aa1	4.839%	01/01/41	2,500	2,783,000
State of California, Taxable Var. Purp	A1	7.500%	04/01/34	3,170	4,016,263

TOTAL MUNICIPAL BONDS (cost $28,930,171)					29,257,966

NON-CORPORATE FOREIGN AGENCIES — 3.2%
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.500%	07/08/15	2,535	2,845,538
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125%	09/09/15	2,000	2,097,574
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	2,000	2,040,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(a)	Baa1	4.950%	05/23/16	3,325	3,445,598
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	1,568	1,936,480
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15	3,710	5,343,896
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22	1,475	1,481,474
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750%	11/05/16	200	217,500
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, MTN, 144A	Aa3	5.500%	03/01/22	590	606,962
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	Baa3	8.375%	07/02/13	1,250	1,331,588
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	3.875%	05/04/17	2,995	3,100,187

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#		Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	6.250%	06/17/14			$3,566	$3,860,459
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19			1,050	1,189,125
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B2	12.250%	02/10/22			1,690	1,846,325
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21			3,000	3,230,217
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21			3,000	3,307,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	4.875%	01/24/22			2,485	2,609,250
Russian Foreign Bond - Eurobond (Russia), Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17			5,800	5,843,964
Schahin II Finance Co. (SPV) Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	5.875%	09/25/22			1,880	1,884,700
Statoil ASA (Norway), Gtd. Notes	Aa2	4.250%	11/23/41			1,475	1,469,262
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15			3,000	3,217,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(a)	Ba2	5.250%	02/15/22			4,600	4,559,750
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.875%	05/29/18	(g)		2,655	2,804,344
Wind Acquisition Finance S.A. (Luxembourg), Gtd. Notes, RegS	B3	11.750%	07/15/17			1,250	1,575,441

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $61,259,808)							61,844,634

SOVEREIGNS — 1.7%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	NR	2.750%	03/05/15			2,295	2,325,753
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21			4,400	4,980,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	3.625%	03/15/22			3,800	3,885,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	5.125%	01/15/20			1,350	1,549,125
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%	05/05/21			1,500	1,625,625
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.750%	03/10/14			2,000	2,170,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	7.250%	04/20/15			1,400	1,594,250
Republic of Ireland (Ireland), Bonds	Ba1	4.500%	04/18/20		EUR	1,250	1,433,798
Republic of Korea (South Korea), Sr. Unsec’d. Notes	A1	7.125%	04/16/19			7,000	8,659,357
Republic of Poland (Poland), Series 3BR, Sr. Unsec’d. Notes	A2	1.000%	06/20/12		JPY	400,000	4,826,464

TOTAL SOVEREIGNS (cost $33,004,641)							33,050,672

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Mortgage Corp.		1.250%	05/12/17			8,805	8,793,104
Federal National Mortgage Association(a)		1.250%	01/30/17			3,430	3,438,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,177,793)							12,231,418

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 11.4%
Federal Home Loan Mortgage Corp.		3.000%	TBA			6,000	6,186,562

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
Federal Home Loan Mortgage Corp.		4.000%		11/01/40	$8,557	$9,002,972
Federal Home Loan Mortgage Corp.		4.500%		07/01/41	13,335	14,275,854
Federal National Mortgage Association		3.000%		TBA	15,500	16,044,921
Federal National Mortgage Association		3.500%		TBA	25,500	26,743,125
Federal National Mortgage Association		4.500%		05/01/39-12/01/40	26,813	28,685,786
Federal National Mortgage Association		5.500%		TBA	25,000	27,195,311
Government National Mortgage Association		3.500%		TBA	17,000	17,661,405
Government National Mortgage Association		4.000%		TBA	13,500	14,451,094
Government National Mortgage Association		4.500%		TBA	53,000	57,645,784

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $217,785,369)						217,892,814

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bonds		6.250%		08/15/23	3,250	4,501,250
U.S. Treasury Bonds		6.875%		08/15/25	11,000	16,257,659
U.S. Treasury Bonds		7.125%		02/15/23	10,500	15,390,700
U.S. Treasury Notes		0.250%		10/31/13	30,720	30,691,185
U.S. Treasury Notes		0.250%		11/30/13	31,940	31,906,303
U.S. Treasury Notes(a)		0.250%		02/28/14	13,400	13,380,114
U.S. Treasury Notes		0.250%		03/31/14	3,915	3,908,270
U.S. Treasury Notes		0.500%		10/15/13	35,300	35,403,429
U.S. Treasury Notes		0.750%		12/15/13	28,345	28,552,060
U.S. Treasury Notes		1.000%		03/31/17	2,155	2,150,455
U.S. Treasury Notes		1.500%		03/31/19	73,155	72,600,631
U.S. Treasury Notes		2.000%		02/15/22	2,025	1,986,082
U.S. Treasury Notes		2.375%		02/28/15	3,820	4,022,938
U.S. Treasury Notes		2.750%		02/15/19	10,765	11,596,768
U.S. Treasury Notes		3.125%		09/30/13	75,900	79,099,033
U.S. Treasury Notes		3.125%		10/31/16	4,250	4,662,050
U.S. Treasury Notes		3.125%		01/31/17	24,640	27,086,678
U.S. Treasury Notes		3.125%		11/15/41	1,430	1,371,683
U.S. Treasury Notes		3.250%		05/31/16	4,695	5,157,166
U.S. Treasury Notes		3.250%		06/30/16	120	131,887
U.S. Treasury Notes		3.250%		07/31/16	75,000	82,523,400
U.S. Treasury Notes		4.250%		11/15/17	20,705	24,100,289
U.S. Treasury Notes(a)		4.500%		11/15/15	8,355	9,490,763
U.S. Treasury Notes(k)		4.500%		05/15/17	20,900	24,453,000
U.S. Treasury Notes		4.625%		11/15/16	16,870	19,653,550
U.S. Treasury Notes		4.750%		08/15/17	5,000	5,937,500
U.S. Treasury Strips Coupon		2.940%	(n)	02/15/25	19,235	13,184,361
U.S. Treasury Strips Coupon		3.830%	(n)	05/15/26	27,000	17,439,030
U.S. Treasury Strips Coupon(a)		4.040%	(n)	05/15/27	26,500	16,352,806
U.S. Treasury Strips Principal		0.560%	(s)	02/15/15	5,000	4,920,125

TOTAL U.S. TREASURY OBLIGATIONS (cost $612,654,857)						607,911,165

TOTAL LONG-TERM INVESTMENTS (cost $1,758,606,277)						1,769,655,894

					Shares

SHORT-TERM INVESTMENTS — 23.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 23.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $456,724,039; includes $64,814,235 of cash collateral received for securities on loan)(b)(w)					456,724,039	456,724,039

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Notional Amount (000)#	Value

OPTIONS PURCHASED — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes, expiring 04/20/12, Strike Price $122.00(j)	$448	$325,500
expiring 04/20/12, Strike Price $122.50(j)	448	164,500
expiring 04/20/12, Strike Price $123.00(j)	448	59,500
Euro Dollar 2 Year Mid-Curve, expiring 04/13/12, Strike Price $99.00(j)	1,110	69,375
expiring 04/16/12, Strike Price $99.25(j)	860	4,300

TOTAL OPTIONS PURCHASED (cost $365,049)		623,175

TOTAL SHORT-TERM INVESTMENTS (cost $457,089,088)		457,347,214

TOTAL INVESTMENTS — 116.2% (cost $2,215,695,365)		2,227,003,108
Liabilities in excess of other assets(x) — (16.2)%.		(310,509,265)

NET ASSETS — 100.0%		$1,916,493,843

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
IO	Interest Only
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
MXN	Mexican Peso
NR	Not Rated by Moody’s or Standar & Poors
NOK	Norwegian Krone
NSA	Non-Seasonally Adjusted
NZD	New Zealand Dollar
NZDBBR	New Zealand Bank Bill Rate
PIK	Pay-In-Kind
PLN	Polish Zloty

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$63,138,005; cash collateral of $64,814,235 (included with liabilities) was received with which the Portfolio purchased highly liquid short-
term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,111,013. The aggregate value of $6,149,288 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,013	2 Year U.S. Treasury Notes	Jun. 2012	$222,998,935	$223,002,453	$3,518
268	10 Year U.S. Treasury Notes	Jun. 2012	34,441,228	34,701,812	260,584
14	Euro - BTP Italian Government Bond	Jun. 2012	1,885,528	1,952,520	66,992
7	U.S. Ultra Bond	Jun. 2012	1,068,609	1,056,781	(11,828)

					319,266

Short Positions:
272	5 Year U.S. Treasury Notes	Jun. 2012	33,335,560	33,330,625	4,935
308	U.S. Long Bond	Jun. 2012	43,574,479	42,427,000	1,147,479

					1,152,414

					$1,471,680

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 05/23/12	Morgan Stanley Capital Services	AUD	1,801	$1,891,200	$1,853,967	$(37,233)
Brazilian Real,
Expiring 04/05/12	Citibank N.A.	BRL	1,575	903,700	861,653	(42,047)
Expiring 04/05/12	Morgan Stanley Capital Services	BRL	9,467	5,030,400	5,180,333	149,933
Expiring 04/19/12	Citibank N.A.	BRL	8,955	5,015,541	4,884,561	(130,980)
Expiring 04/19/12	Citibank N.A.	BRL	3,357	1,891,900	1,831,142	(60,758)
British Pound,
Expiring 05/25/12	JPMorgan Chase Bank	GBP	596	943,392	953,567	10,175
Expiring 05/25/12	Morgan Stanley Capital Services	GBP	1,195	1,895,700	1,910,020	14,320

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar,
Expiring 05/22/12	Citibank N.A.	CAD	4,074	$4,100,567	$4,079,576	$(20,991)
Expiring 05/22/12	JPMorgan Chase Bank	CAD	936	947,800	937,646	(10,154)
Chilean Peso,
Expiring 04/17/12	Citibank N.A.	CLP	1,922,334	3,941,228	3,925,917	(15,311)
Expiring 04/17/12	Citibank N.A.	CLP	918,328	1,891,900	1,875,471	(16,429)
Expiring 04/17/12	Citibank N.A.	CLP	708,252	1,466,300	1,446,439	(19,861)
Chinese Yuan Renminbi,
Expiring 08/02/12	Morgan Stanley Capital Services	CNY	30,885	4,872,942	4,896,841	23,899
Expiring 10/29/12	Morgan Stanley Capital Services	CNY	36,426	5,749,000	5,774,437	25,437
Colombian Peso,
Expiring 04/11/12	Citibank N.A.	COP	6,773,045	3,822,045	3,784,195	(37,850)
Czech Koruna,
Expiring 05/24/12	Citibank N.A.	CZK	17,474	946,700	940,021	(6,679)
Expiring 05/24/12	JPMorgan Chase Bank	CZK	51,867	2,808,796	2,790,140	(18,656)
Euro,
Expiring 05/25/12	Citibank N.A.	EUR	715	946,700	953,816	7,116
Indian Rupee,
Expiring 01/07/13	Citibank N.A.	INR	98,546	1,891,300	1,845,722	(45,578)
Expiring 01/07/13	Citibank N.A.	INR	69,011	1,284,400	1,292,539	8,139
Expiring 01/07/13	Citibank N.A.	INR	49,065	920,800	918,960	(1,840)
Expiring 01/07/13	Citibank N.A.	INR	29,480	557,600	552,152	(5,448)
Expiring 01/07/13	UBS AG	INR	58,970	1,083,800	1,104,471	20,671
Indonesian Rupiah,
Expiring 04/10/12	Morgan Stanley Capital Services	IDR	38,357,356	4,132,000	4,190,656	58,656
Expiring 04/19/12	Citibank N.A.	IDR	11,725,566	1,307,490	1,279,916	(27,574)
Mexican Peso,
Expiring 05/22/12	Citibank N.A.	MXN	12,153	953,900	945,090	(8,810)
Expiring 05/22/12	JPMorgan Chase Bank	MXN	55,512	4,358,761	4,317,031	(41,730)
New Zealand Dollar,
Expiring 05/23/12	Citibank N.A.	NZD	2,343	1,917,900	1,910,909	(6,991)
Expiring 05/23/12	Citibank N.A.	NZD	967	797,512	788,942	(8,570)
Expiring 05/23/12	Morgan Stanley Capital Services	NZD	74	59,800	60,027	227
Norwegian Krone,
Expiring 05/24/12	Citibank N.A.	NOK	10,917	1,907,800	1,912,896	5,096
Expiring 05/24/12	Citibank N.A.	NOK	9,854	1,726,100	1,726,699	599
Expiring 05/24/12	Citibank N.A.	NOK	7,628	1,323,800	1,336,664	12,864
Expiring 05/24/12	Citibank N.A.	NOK	5,482	947,900	960,632	12,732
Expiring 05/24/12	Morgan Stanley Capital Services	NOK	13,072	2,267,041	2,290,603	23,562
Polish Zloty,
Expiring 05/24/12	Citibank N.A.	PLN	5,674	1,800,907	1,814,367	13,460
Expiring 05/24/12	Citibank N.A.	PLN	4,736	1,516,500	1,514,344	(2,156)
Russian Ruble,
Expiring 04/09/12	Citibank N.A.	RUB	40,437	1,299,300	1,377,080	77,780
Expiring 04/09/12	Citibank N.A.	RUB	29,318	920,800	998,437	77,637
Expiring 04/09/12	Citibank N.A.	RUB	28,700	925,400	977,394	51,994
Expiring 04/09/12	Citibank N.A.	RUB	28,316	927,500	964,292	36,792
Expiring 04/09/12	Citibank N.A.	RUB	26,834	920,600	913,838	(6,762)
Expiring 04/09/12	Citibank N.A.	RUB	23,073	722,600	785,740	63,140
Expiring 04/09/12	Citibank N.A.	RUB	17,448	557,600	594,189	36,589
Expiring 06/14/12	Citibank N.A.	RUB	56,084	1,887,600	1,891,965	4,365
Expiring 06/14/12	Citibank N.A.	RUB	44,853	1,513,000	1,513,079	79
Expiring 06/14/12	Citibank N.A.	RUB	27,956	953,900	943,090	(10,810)
Singapore Dollar,
Expiring 05/23/12	Citibank N.A.	SGD	3,098	2,467,959	2,464,542	(3,417)
Expiring 05/23/12	JPMorgan Chase Bank	SGD	4,756	3,791,300	3,783,857	(7,443)
Expiring 05/23/12	JPMorgan Chase Bank	SGD	2,379	1,891,200	1,892,962	1,762
Expiring 05/23/12	JPMorgan Chase Bank	SGD	1,198	954,400	953,056	(1,344)
South African Rand,
Expiring 05/31/12	Citibank N.A.	ZAR	28,783	3,705,191	3,718,283	13,092
Expiring 05/31/12	Citibank N.A.	ZAR	14,650	1,907,800	1,892,532	(15,268)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
South Korean Won,
Expiring 04/26/12	Citibank N.A.	KRW	2,112,496	$1,891,900	$1,860,663	$(31,237)
Expiring 04/26/12	Citibank N.A.	KRW	1,627,916	1,452,200	1,433,851	(18,349)
Expiring 04/26/12	Citibank N.A.	KRW	1,051,116	925,400	925,811	411
Expiring 04/26/12	Morgan Stanley Capital Services	KRW	1,449,653	1,295,200	1,276,838	(18,362)
Expiring 04/26/12	Morgan Stanley Capital Services	KRW	1,051,523	929,400	926,170	(3,230)
Swedish Krona,
Expiring 05/24/12	Citibank N.A.	SEK	12,811	1,914,300	1,932,123	17,823
Expiring 05/24/12	Citibank N.A.	SEK	12,747	1,891,200	1,922,447	31,247
Expiring 05/24/12	Citibank N.A.	SEK	6,403	947,900	965,776	17,876
Expiring 05/24/12	Morgan Stanley Capital Services	SEK	6,018	891,556	907,615	16,059
Thai Baht,
Expiring 04/23/12	Citibank N.A.	THB	55,574	1,832,900	1,798,619	(34,281)
Expiring 04/23/12	Citibank N.A.	THB	44,868	1,457,700	1,452,138	(5,562)
Expiring 04/23/12	Citibank N.A.	THB	29,028	927,500	939,495	11,995
Expiring 04/23/12	Morgan Stanley Capital Services	THB	40,263	1,298,800	1,303,092	4,292
Turkish Lira,
Expiring 05/31/12	Citibank N.A.	TRY	3,475	1,901,400	1,922,239	20,839
Expiring 05/31/12	Citibank N.A.	TRY	3,462	1,907,800	1,914,872	7,072
Expiring 05/31/12	JPMorgan Chase Bank	TRY	3,465	1,914,300	1,916,742	2,442

				$128,546,728	$128,705,189	$158,461

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 05/23/12	Morgan Stanley Capital Services	AUD	1,818	$1,893,500	$1,872,165	$21,335
Brazilian Real,
Expiring 04/05/12	Citibank N.A.	BRL	11,042	6,198,097	6,041,986	156,111
Expiring 04/19/12	Citibank N.A.	BRL	4,607	2,639,000	2,512,650	126,350
Expiring 04/19/12	Citibank N.A.	BRL	2,685	1,512,000	1,464,267	47,733
Expiring 04/19/12	Citibank N.A.	BRL	1,664	925,400	907,644	17,756
British Pound,
Expiring 05/25/12	Citibank N.A.	GBP	625	989,671	999,509	(9,838)
Canadian Dollar,
Expiring 05/22/12	Citibank N.A.	CAD	2,098	2,093,600	2,100,713	(7,113)
Chilean Peso,
Expiring 04/17/12	Citibank N.A.	CLP	1,284,665	2,639,000	2,623,628	15,372
Expiring 04/17/12	Citibank N.A.	CLP	746,626	1,512,000	1,524,808	(12,808)
Expiring 04/17/12	Citibank N.A.	CLP	599,295	1,209,232	1,223,921	(14,689)
Chinese Yuan Renminbi,
Expiring 08/02/12	Morgan Stanley Capital Services	CNY	16,721	2,645,900	2,651,116	(5,216)
Expiring 08/02/12	Morgan Stanley Capital Services	CNY	8,182	1,299,100	1,297,336	1,764
Expiring 08/02/12	Morgan Stanley Capital Services	CNY	5,982	946,000	948,390	(2,390)
Expiring 10/29/12	Morgan Stanley Capital Services	CNY	36,426	5,742,203	5,774,437	(32,234)
Colombian Peso,
Expiring 04/11/12	Citibank N.A.	COP	3,363,783	1,885,000	1,879,392	5,608
Expiring 04/11/12	Citibank N.A.	COP	1,690,227	945,000	944,354	646
Czech Koruna,
Expiring 05/24/12	UBS AG	CZK	32,261	1,726,100	1,735,433	(9,333)
Euro,
Expiring 05/25/12	Citibank N.A.	EUR	6,873	9,067,894	9,168,644	(100,750)
Expiring 05/25/12	Citibank N.A.	EUR	723	951,700	964,254	(12,554)
Indian Rupee,
Expiring 01/07/13	Citibank N.A.	INR	49,278	925,400	922,944	2,456
Expiring 01/07/13	Morgan Stanley Capital Services	INR	157,248	2,994,629	2,945,177	49,452
Expiring 01/07/13	Morgan Stanley Capital Services	INR	98,546	1,857,960	1,845,722	12,238

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indonesian Rupiah,
Expiring 04/10/12	Citibank N.A.	IDR	24,830,941	$2,769,765	$2,712,855	$56,910
Expiring 04/10/12	Morgan Stanley Capital Services	IDR	13,526,415	1,449,000	1,477,801	(28,801)
Expiring 04/19/12	Morgan Stanley Capital Services	IDR	11,725,566	1,298,800	1,279,916	18,884
Japanese Yen,
Expiring 06/20/12	Barclays Bank PLC	JPY	400,000	5,165,029	4,836,282	328,747
New Zealand Dollar,
Expiring 05/23/12	Citibank N.A.	NZD	1,176	957,200	959,661	(2,461)
Norwegian Krone,
Expiring 05/24/12	Citibank N.A.	NOK	11,037	1,914,300	1,934,016	(19,716)
Polish Zloty,
Expiring 05/24/12	Citibank N.A.	PLN	3,005	947,900	960,910	(13,010)
Russian Ruble,
Expiring 04/09/12	Citibank N.A.	RUB	77,719	2,639,000	2,646,713	(7,713)
Expiring 04/09/12	Citibank N.A.	RUB	42,761	1,433,218	1,456,247	(23,029)
Expiring 04/09/12	Citibank N.A.	RUB	39,374	1,323,000	1,340,879	(17,879)
Expiring 04/09/12	Citibank N.A.	RUB	34,272	1,113,300	1,167,131	(53,831)
South African Rand,
Expiring 05/31/12	Citibank N.A.	ZAR	14,857	1,914,300	1,919,241	(4,941)
South Korean Won,
Expiring 04/26/12	Morgan Stanley Capital Services	KRW	3,730,555	3,278,888	3,285,832	(6,944)
Expiring 04/26/12	Morgan Stanley Capital Services	KRW	1,497,636	1,323,000	1,319,101	3,899
Expiring 04/26/12	UBS AG	KRW	2,064,512	1,808,596	1,818,400	(9,804)
Thai Baht,
Expiring 05/31/12	Morgan Stanley Capital Services	THB	87,348	2,836,900	2,819,794	17,106
Expiring 05/31/12	Morgan Stanley Capital Services	THB	81,942	2,645,000	2,645,274	(274)
Turkish Lira,
Expiring 05/31/12	UBS AG	TRY	1,733	959,000	958,479	521

				$88,374,582	$87,887,022	$487,560

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$3,035	11/01/14	0.784%	3 month LIBOR(2)	$ (15,123)	$—	$(15,123)	Morgan Stanley Capital Services
	4,615	01/09/17	1.237%	3 month LIBOR(2)	(11,883)	—	(11,883)	Barclays Bank PLC
	13,535	01/12/17	1.201%	3 month LIBOR(2)	(8,912)	—	(8,912)	JPMorgan Chase Bank
	13,535	01/26/17	1.227%	3 month LIBOR(1)	15,475	—	15,475	JPMorgan Chase Bank
	15,275	11/15/18	1.531%	3 month LIBOR(2)	152,460	—	152,460	Citibank N.A.
	14,995	11/15/18	1.712%	3 month LIBOR(2)	(22,678)	—	(22,678)	Citibank N.A.
	14,995	11/15/18	1.700%	3 month LIBOR(2)	(11,475)	—	(11,475)	Morgan Stanley Capital Services
	5,980	11/23/21	2.148%	3 month LIBOR(2)	2,899	—	2,899	Citibank N.A.
	5,580	01/27/22	2.071%	3 month LIBOR(2)	78,914	—	78,914	Citibank N.A.
	2,520	01/30/22	2.082%	3 month LIBOR(2)	34,103	—	34,103	Citibank N.A.
	5,240	02/07/22	2.056%	3 month LIBOR(2)	86,200	—	86,200	Citibank N.A.
	5,920	02/10/22	2.097%	3 month LIBOR(2)	76,442	—	76,442	Morgan Stanley Capital Services
CAD	10,000	02/22/17	1.708%	3 month Canadian Banker’s Acceptance(1)	(62,806)	—	(62,806)	Citibank N.A.
MXN	68,000	12/15/16	5.750%	28 day Mexican interbank rate(1)	27,542	—	27,542	Barclays Bank PLC
MXN	39,700	02/18/22	6.600%	28 day Mexican interbank rate(1)	(4,761)	—	(4,761)	Barclays Bank PLC
NZD	3,000	10/25/16	4.000%	3 month NZDBBR(1)	68,493	—	68,493	Citibank N.A.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
NZD	3,000	11/11/16	3.760%	3 month NZDBBR(1)	$39,165	$—	$39,165	Citibank N.A.
NZD	3,300	03/26/17	3.810%	3 month NZDBBR(1)	11,206	—	11,206	HSBC Bank USA, N.A.

					$455,261	$—	$455,261

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of as of March 31, 2012.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Inflation swap agreement outstanding at March 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter inflation swap agreement:
			U.S. CPI Urban
			Consumers
$ 2,150	02/22/22	2.655%	NSA(1)	$(523)	$—	$(523)	Barclays Bank PLC

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of as of March 31, 2012.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(1):
CDX.NA.IG.17.V1	12/20/16	5.000%	$25,220	$(363,019)	$(1,751,389)	$1,388,370	Barclays Bank PLC
CDX.NA.IG.17.V1	12/20/16	5.000%	18,430	(265,283)	(424,914)	159,631	Citibank N.A.
CDX.NA.IG.17.V1	12/20/16	5.000%	14,550	(209,434)	(1,440,854)	1,231,420	Barclays Bank PLC
CDX.NA.IG.17.V1	12/20/16	5.000%	5,820	(83,774)	(548,858)	465,084	Barclays Bank PLC
CDX.NA.IG.18	06/20/17	1.000%	50,000	230,166	231,389	(1,223)	Credit Suisse International

				$(691,344)	$(3,934,626)	$3,243,282

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Implied Credit Spread at March 31, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counters credit default swaps on sovereign issues - Sell Protection(1):
Kingdom of Netherlands	03/20/13	0.250%	$9,000	0.613%	$(31,159)	$(43,053)	$11,894	Morgan Stanley Capital Services
Republic of Austria	03/20/13	1.000%	9,000	0.625%	35,966	(40,580)	76,546	Morgan Stanley Capital Services
Republic of France	03/20/13	0.250%	9,000	0.714%	(40,031)	(96,190)	56,159	Morgan Stanley Capital Services

					$(35,224)	$(179,823)	$144,599

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Credit default swap agreements outstanding at March 31, 2012 (continued):

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2012.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$82,166,630	$—
Residential Mortgage-Backed Securities	—	75,502,021	—
Bank Loans	—	8,136,111	—
Commercial Mortgage-Backed Securities	—	183,461,889	1,179,377
Corporate Bonds	—	457,021,197	—
Municipal Bonds	—	29,257,966	—
Non-Corporate Foreign Agencies	—	61,844,634	—
Sovereigns	—	33,050,672	—
U.S. Government Agency Obligations	—	12,231,418	—
U.S. Government Mortgage-Backed Securities	—	217,892,814	—
U.S. Treasury Obligations	—	607,911,165	—
Affiliated Money Market Mutual Fund	456,724,039	—	—
Options Purchased	623,175	—	—
Other Financial Instruments*
Futures Contracts	1,471,680	—	—
Forward Foreign Currency Contracts	—	646,021	—
Interest Rate Swaps	—	455,261	—
Credit Default Swaps	—	3,387,881	—
Inflation Swap	—	(523)	—

Total	$458,818,894	$1,772,965,157	$1,179,377

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 118.2%
COMMON STOCKS
Aerospace & Defense — 2.9%
Alliant Techsystems, Inc.	14,900	$746,788
Cubic Corp.	1,800	85,104
Exelis, Inc.	38,000	475,760
General Dynamics Corp.	29,100	2,135,358
L-3 Communications Holdings, Inc.	30,500	2,158,485
Northrop Grumman Corp.	26,400	1,612,512
TransDigm Group, Inc.*	18,100	2,095,256
United Technologies Corp.	27,900	2,314,026

		11,623,289

Air Freight & Logistics — 0.7%
FedEx Corp.	16,500	1,517,340
Forward Air Corp.	3,000	110,010
United Parcel Service, Inc. (Class B Stock)	15,000	1,210,800

		2,838,150

Airlines — 0.2%
Alaska Air Group, Inc.*	17,200	616,104

Auto Components — 0.5%
Cooper Tire & Rubber Co.	10,800	164,376
Federal-Mogul Corp.*	34,500	593,745
Lear Corp.	24,000	1,115,760

		1,873,881

Automobiles — 0.2%
Thor Industries, Inc.	31,400	990,984

Beverages — 1.2%
Coca-Cola Co. (The)	22,700	1,680,027
Coca-Cola Enterprises, Inc.	34,100	975,260
Molson Coors Brewing Co. (Class B Stock)	14,300	647,075
Monster Beverage Corp.*	7,600	471,884
PepsiCo, Inc.	17,600	1,167,760

		4,942,006

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.*	21,500	1,996,490
Amgen, Inc.	30,600	2,080,494
Biogen Idec, Inc.*	15,200	1,914,744
Celgene Corp.*	37,100	2,875,992
Myriad Genetics, Inc.*	39,600	936,936
United Therapeutics Corp.*	37,900	1,786,227

		11,590,883

Building Products — 0.3%
Armstrong World Industries, Inc.	18,200	887,614
Lennox International, Inc.	3,800	153,140

		1,040,754

Capital Markets — 2.8%
Ares Capital Corp.	3,200	52,320
Bank of New York Mellon Corp. (The)	109,500	2,642,235
Goldman Sachs Group, Inc. (The)	25,100	3,121,687
Invesco Ltd. (Bermuda)	26,700	712,089
Morgan Stanley	114,200	2,242,888
Raymond James Financial, Inc.	13,300	485,849
T. Rowe Price Group, Inc.	28,100	1,834,930

		11,091,998

Chemicals — 3.0%
Celanese Corp. (Class A Stock)	5,200	240,136
CF Industries Holdings, Inc.	12,200	2,228,330

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.	41,700	$2,155,473
Koppers Holdings, Inc.	12,000	462,720
Kronos Worldwide, Inc.	8,300	207,002
LSB Industries, Inc.*	20,800	809,536
Mosaic Co. (The)	4,000	221,160
PPG Industries, Inc.	24,100	2,308,780
Rockwood Holdings, Inc.*	11,300	589,295
Schulman, (A.), Inc.	6,900	186,438
Sherwin-Williams Co. (The)	7,600	825,892
Valspar Corp. (The)	39,500	1,907,455

		12,142,217

Commercial Banks — 3.7%
Banner Corp.	2,000	44,060
BB&T Corp.	18,300	574,437
CIT Group, Inc.*	17,200	709,328
East West Bancorp, Inc.	2,900	66,961
Fifth Third Bancorp	109,000	1,531,450
First Niagara Financial Group, Inc.	9,000	88,560
Fulton Financial Corp.	19,500	204,750
Huntington Bancshares, Inc.	92,300	595,335
KeyCorp	220,900	1,877,650
PNC Financial Services Group, Inc.	22,700	1,463,923
Regions Financial Corp.	127,300	838,907
State Bank Financial Corp.*	4,500	78,795
U.S. Bancorp	27,200	861,696
Wells Fargo & Co.	172,401	5,885,770

		14,821,622

Commercial Services & Supplies — 0.3%
Copart, Inc.*	41,200	1,074,084
Corrections Corp. of America*	1,900	51,889
Encore Capital Group, Inc.*	4,000	90,200

		1,216,173

Communications Equipment — 3.4%
Brocade Communications Systems, Inc.*	8,500	48,875
Cisco Systems, Inc.	173,900	3,677,985
F5 Networks, Inc.*	16,600	2,240,336
Ixia*	4,700	58,703
Motorola Solutions, Inc.	30,500	1,550,315
Netgear, Inc.*	17,600	672,320
Polycom, Inc.*	30,300	577,821
QUALCOMM, Inc.	70,900	4,822,618

		13,648,973

Computers & Peripherals — 5.3%
Apple, Inc.*	27,900	16,725,213
Dell, Inc.*	11,400	189,240
Hewlett-Packard Co.	66,400	1,582,312
Lexmark International, Inc. (Class A Stock)	25,100	834,324
NCR Corp.*	10,800	234,468
SanDisk Corp.*	8,700	431,433
Western Digital Corp.*	32,500	1,345,175
Xyratex Ltd. (Bermuda)	5,000	79,550

		21,421,715

Construction & Engineering
Layne Christensen Co.*	2,300	51,175
Primoris Services Corp.	4,900	78,694

		129,869

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.9%
American Express Co.	900	$52,074
Discover Financial Services	22,200	740,148
Nelnet, Inc. (Class A Stock)	22,100	572,611
SLM Corp.	131,600	2,074,016

		3,438,849

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	75,200	1,755,168

Distributors — 0.6%
Genuine Parts Co.	33,800	2,120,950
LKQ Corp.*	5,900	183,903

		2,304,853

Diversified Consumer Services — 0.4%
Capella Education Co.*	12,400	445,780
Career Education Corp.*	15,400	124,124
DeVry, Inc.	27,000	914,490

		1,484,394

Diversified Financial Services — 2.1%
Bank of America Corp.	62,946	602,393
Citigroup, Inc.	64,140	2,344,317
Interactive Brokers Group, Inc. (Class A Stock)	27,900	474,300
JPMorgan Chase & Co.	96,076	4,417,575
NASDAQ OMX Group, Inc. (The)*	29,100	753,690

		8,592,275

Diversified Telecommunication Services — 1.9%
AboveNet, Inc.*	3,500	289,800
AT&T, Inc.	109,000	3,404,070
Verizon Communications, Inc.	101,500	3,880,345

		7,574,215

Electric Utilities — 0.9%
American Electric Power Co., Inc.	30,300	1,168,974
El Paso Electric Co.	13,000	422,370
Entergy Corp.	19,100	1,283,520
FirstEnergy Corp.	12,600	574,434
PPL Corp.	6,800	192,168

		3,641,466

Electrical Equipment — 1.7%
Acuity Brands, Inc.	17,700	1,112,091
AMETEK, Inc.	34,800	1,688,148
Babcock & Wilcox Co. (The)*	18,400	473,800
Emerson Electric Co.	52,000	2,713,360
EnerSys*	4,400	152,460
Hubbell, Inc. (Class B Stock)	1,200	94,296
Roper Industries, Inc.	6,500	644,540

		6,878,695

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	5,800	346,666
Arrow Electronics, Inc.*	15,000	629,550
Avnet, Inc.*	37,800	1,375,542
Dolby Laboratories, Inc. (Class A Stock)*	46,900	1,785,014
Ingram Micro, Inc. (Class A Stock)*	79,300	1,471,808
Insight Enterprises, Inc.*	6,700	146,931
Tech Data Corp.*	16,400	889,864

		6,645,375

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	3,400	$142,596
Halliburton Co.	73,600	2,442,784
Helmerich & Payne, Inc.	29,500	1,591,525
National Oilwell Varco, Inc.	32,300	2,566,881
RPC, Inc.	11,250	119,363
Schlumberger Ltd. (Netherlands)	40,700	2,846,151
Superior Energy Services, Inc.*	29,500	777,620
Unit Corp.*	11,900	508,844

		10,995,764

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	74,800	3,351,040
Kroger Co. (The)	94,000	2,277,620
Wal-Mart Stores, Inc.	36,100	2,209,320

		7,837,980

Food Products — 2.1%
Archer-Daniels-Midland Co.	37,300	1,180,918
Bunge Ltd. (Bermuda)	32,800	2,244,832
Corn Products International, Inc.	25,200	1,452,780
Hormel Foods Corp.	19,400	572,688
Kellogg Co.	1,700	91,171
Smithfield Foods, Inc.*	38,600	850,358
Tyson Foods, Inc. (Class A Stock)	99,800	1,911,170

		8,303,917

Gas Utilities — 0.1%
Atmos Energy Corp.	14,800	465,608

Healthcare Equipment & Supplies — 1.4%
CareFusion Corp.*	18,400	477,112
Cyberonics, Inc.*	2,200	83,886
Hill-Rom Holdings, Inc.	38,400	1,282,944
Intuitive Surgical, Inc.*	4,800	2,600,400
Masimo Corp.*	6,100	142,618
Sirona Dental Systems, Inc.*	15,100	778,254
Teleflex, Inc.	2,100	128,415

		5,493,629

Healthcare Providers & Services — 3.0%
Aetna, Inc.	55,000	2,758,800
Coventry Health Care, Inc.	28,400	1,010,188
Humana, Inc.	22,600	2,090,048
McKesson Corp.	800	70,216
UnitedHealth Group, Inc.	62,200	3,666,068
WellPoint, Inc.	34,700	2,560,860

		12,156,180

Healthcare Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	20,300	336,980
Computer Programs & Systems, Inc.	7,400	418,248
MedAssets, Inc.*	33,900	446,124
SXC Health Solutions Corp. (Canada)*	25,900	1,941,464

		3,142,816

Hotels, Restaurants & Leisure — 2.8%
Biglari Holdings, Inc.*	800	322,280
Bob Evans Farms, Inc.	5,200	196,144
Brinker International, Inc.	4,800	132,240
Chipotle Mexican Grill, Inc.*	1,000	418,000
Choice Hotels International, Inc.	3,000	112,020
Interval Leisure Group, Inc.	7,700	133,980
McDonald’s Corp.	37,800	3,708,180

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Panera Bread Co. (Class A Stock)*	12,700	$2,043,684
Wyndham Worldwide Corp.	40,900	1,902,259
Yum! Brands, Inc.	29,900	2,128,282

		11,097,069

Household Durables — 1.7%
Blyth, Inc.	7,700	576,191
Harman International Industries, Inc.	37,800	1,769,418
iRobot Corp.*	6,000	163,560
La-Z-Boy, Inc.*	9,400	140,624
Tupperware Brands Corp.	28,400	1,803,400
Whirlpool Corp.	32,700	2,513,322

		6,966,515

Household Products — 1.1%
Clorox Co. (The)	3,300	226,875
Colgate-Palmolive Co.	2,500	244,450
Kimberly-Clark Corp.	14,200	1,049,238
Procter & Gamble Co. (The)	44,000	2,957,240

		4,477,803

Independent Power Producers & Energy Traders — 0.8%
AES Corp. (The)*	141,100	1,844,177
NRG Energy, Inc.*	88,700	1,389,929

		3,234,106

Industrial Conglomerates — 1.4%
3M Co.	10,400	927,784
Carlisle Cos., Inc.	1,900	94,848
General Electric Co.	190,270	3,818,719
Standex International Corp.	1,600	65,904
Tyco International Ltd. (Switzerland)	15,300	859,554

		5,766,809

Insurance — 3.3%
ACE Ltd. (Switzerland)	29,800	2,181,360
Allied World Assurance Co. Holdings AG (Switzerland)	2,300	157,941
American Financial Group, Inc.	27,100	1,045,518
Assurant, Inc.	39,700	1,607,850
Berkshire Hathaway, Inc. (Class B Stock)*	20,000	1,623,000
CNA Financial Corp.	2,700	79,191
Endurance Specialty Holdings Ltd. (Bermuda)	6,400	260,224
HCC Insurance Holdings, Inc.	31,100	969,387
Loews Corp.	26,000	1,036,620
ProAssurance Corp.	4,400	387,684
Symetra Financial Corp.	52,800	608,784
Unum Group	60,400	1,478,592
Validus Holdings Ltd. (Bermuda)	2,600	80,470
XL Group PLC (Ireland)	90,100	1,954,269

		13,470,890

Internet & Catalog Retail — 0.6%
Expedia, Inc.	41,200	1,377,728
HSN, Inc.	21,800	829,054

		2,206,782

Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	5,800	212,860
Dice Holdings, Inc.*	37,300	348,009
Google, Inc. (Class A Stock)*	6,300	4,039,812

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
IAC/InterActiveCorp	19,600	$962,164
Infospace, Inc.*	19,800	253,638
IntraLinks Holdings, Inc.*	8,200	43,378
QuinStreet, Inc.*	4,000	41,960
United Online, Inc.	9,500	46,455
Yahoo!, Inc.*	30,800	468,776

		6,417,052

IT Services — 3.5%
Accenture PLC (Ireland) (Class A Stock)	26,600	1,715,700
DST Systems, Inc.	6,300	341,649
Fiserv, Inc.*	19,600	1,360,044
International Business Machines Corp.	28,000	5,842,200
MasterCard, Inc. (Class A Stock)	1,600	672,864
SAIC, Inc.*	29,900	394,680
Total System Services, Inc.	18,700	431,409
Visa, Inc. (Class A Stock)	29,400	3,469,200

		14,227,746

Leisure Equipment & Products — 0.8%
Arctic Cat, Inc.*	10,000	428,300
Hasbro, Inc.	9,100	334,152
Polaris Industries, Inc.	25,400	1,832,610
Sturm Ruger & Co., Inc.	13,700	672,670

		3,267,732

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	19,700	710,973
Mettler-Toledo International, Inc.*	600	110,850
PerkinElmer, Inc.	30,600	846,396

		1,668,219

Machinery — 3.6%
AGCO Corp.*	38,100	1,798,701
American Railcar Industries, Inc.*	2,100	49,371
Astec Industries, Inc.*	2,100	76,608
Crane Co.	2,700	130,950
Cummins, Inc.	21,500	2,580,860
Deere & Co.	33,700	2,726,330
Dover Corp.	23,800	1,497,972
Eaton Corp.	10,000	498,300
FreightCar America, Inc.	3,300	74,217
Illinois Tool Works, Inc.	7,500	428,400
Lincoln Electric Holdings, Inc.	20,100	910,932
NACCO Industries, Inc. (Class A Stock)	2,700	314,199
Oshkosh Corp.*	51,900	1,202,523
PACCAR, Inc.	7,600	355,908
Parker Hannifin Corp.	1,200	101,460
Toro Co. (The)	13,800	981,318
Valmont Industries, Inc.	3,100	363,971
Wabtec Corp.	5,100	384,387

		14,476,407

Media — 3.1%
DIRECTV (Class A Stock)*	57,000	2,812,380
Global Sources Ltd. (Bermuda)*	15,700	96,712
Harte-Hanks, Inc.	3,400	30,770
Interpublic Group of Cos., Inc. (The)	88,800	1,013,208
Liberty Media Corp. - Capital (Class A Stock)*	19,456	1,715,046
McGraw-Hill Cos., Inc. (The)	20,000	969,400

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
News Corp. (Class A Stock)	53,700	$1,057,353
Time Warner, Inc.	63,100	2,382,025
Viacom, Inc. (Class B Stock)	46,500	2,206,890
Walt Disney Co. (The)	3,700	161,986

		12,445,770

Metals & Mining — 2.7%
Alcoa, Inc.	122,400	1,226,448
Coeur d’Alene Mines Corp.*	71,400	1,695,036
Commercial Metals Co.	48,800	723,216
Freeport-McMoRan Copper & Gold, Inc.	32,900	1,251,516
Newmont Mining Corp.	1,200	61,524
Noranda Aluminum Holding Corp.	22,800	227,316
Reliance Steel & Aluminum Co.	28,700	1,620,976
Schnitzer Steel Industries, Inc. (Class A Stock)	9,800	390,971
Southern Copper Corp.	58,800	1,864,548
Steel Dynamics, Inc.	130,400	1,896,016

		10,957,567

Multiline Retail — 1.0%
Dollar Tree, Inc.*	23,800	2,248,862
Kohl’s Corp.	8,400	420,252
Target Corp.	22,000	1,281,940

		3,951,054

Multi-Utilities — 1.4%
Ameren Corp.	29,800	970,884
Avista Corp.	7,600	194,408
Dominion Resources, Inc.	50,400	2,580,984
Public Service Enterprise Group, Inc.	67,900	2,078,419

		5,824,695

Office Electronics — 0.1%
Xerox Corp.	59,500	480,760

Oil, Gas & Consumable Fuels — 10.5%
Alon USA Energy, Inc.	3,500	31,675
Anadarko Petroleum Corp.	21,100	1,652,974
Apache Corp.	26,600	2,671,704
Chevron Corp.	68,946	7,393,769
ConocoPhillips	59,700	4,537,797
EOG Resources, Inc.	18,000	1,999,800
Exxon Mobil Corp.	129,400	11,222,862
Hess Corp.	33,500	1,974,825
Marathon Oil Corp.	47,100	1,493,070
Marathon Petroleum Corp.	14,950	648,232
Murphy Oil Corp.	25,000	1,406,750
Newfield Exploration Co.*	45,700	1,584,876
Occidental Petroleum Corp.	27,100	2,580,733
QEP Resources, Inc.	41,000	1,250,500
Valero Energy Corp.	13,300	342,741
Williams Cos., Inc. (The)	48,800	1,503,528

		42,295,836

Paper & Forest Products — 0.1%
Schweitzer-Mauduit International, Inc.	5,700	393,642

Personal Products — 0.3%
Avon Products, Inc.	49,000	948,640
Medifast, Inc.*	4,400	76,824

		1,025,464

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 5.1%
Abbott Laboratories	67,400	$4,130,946
Bristol-Myers Squibb Co.	42,900	1,447,875
Eli Lilly & Co.	35,000	1,409,450
Johnson & Johnson	37,900	2,499,884
Merck & Co., Inc.	122,100	4,688,640
Pfizer, Inc.	133,405	3,022,957
Warner Chilcott PLC (Ireland) (Class A Stock)*	58,700	986,747
Watson Pharmaceuticals, Inc.*	34,400	2,306,864

		20,493,363

Professional Services — 0.1%
Equifax, Inc.	2,400	106,224
Exponent, Inc.*	1,300	63,076
ICF International, Inc.*	3,300	83,721
Insperity, Inc.	3,300	101,112
Kforce, Inc.*	2,000	29,800
Korn/Ferry International*	7,800	130,650
Verisk Analytics, Inc. (Class A Stock)*	1,500	70,455

		585,038

Real Estate Investment Trusts — 3.1%
AG Mortgage Investment Trust, Inc.	4,400	86,856
American Capital Agency Corp.	18,600	549,444
Annaly Capital Management, Inc.	85,300	1,349,446
Ashford Hospitality Trust, Inc.	28,700	258,587
Camden Property Trust	1,400	92,050
Cedar Realty Trust, Inc.	13,300	68,096
Chatham Lodging Trust	4,200	53,298
Chimera Investment Corp.	145,500	411,765
CommonWealth REIT	48,625	905,398
Corporate Office Properties Trust	26,100	605,781
CreXus Investment Corp.	5,500	56,870
Dynex Capital, Inc.	18,500	176,675
Franklin Street Properties Corp. (Class Stock C)	21,100	223,660
Government Properties Income Trust	5,200	125,372
Hospitality Properties Trust	58,100	1,537,907
Inland Real Estate Corp.	79,200	702,504
Investors Real Estate Trust	15,100	116,119
Mack-Cali Realty Corp.	42,400	1,221,968
Pennymac Mortgage Investment Trust	19,700	367,799
ProLogis, Inc.	9,700	349,394
Resource Capital Corp.	39,200	211,288
Sabra Healthcare REIT, Inc.	16,700	274,548
Senior Housing Properties Trust	16,700	368,235
Simon Property Group, Inc.	13,500	1,966,680
Winthrop Realty Trust	27,100	314,089

		12,393,829

Real Estate Management & Development — 0.6%
Forest City Enterprises, Inc. (Class A Stock)*	20,100	314,766
Forestar Group, Inc.*	5,100	78,489
Jones Lang LaSalle, Inc.	23,700	1,974,447

		2,367,702

Road & Rail — 1.7%
CSX Corp.	79,800	1,717,296
Norfolk Southern Corp.	31,000	2,040,730

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	29,000	$3,116,920

		6,874,946

Semiconductors & Semiconductor Equipment — 3.9%
Altera Corp.	2,100	83,622
Applied Materials, Inc.	97,100	1,207,924
Avago Technologies Ltd. (Singapore)	25,800	1,005,426
Broadcom Corp. (Class A Stock)*	16,800	660,240
Cabot Microelectronics Corp.	2,800	108,864
Cirrus Logic, Inc.*	48,600	1,156,680
Intel Corp.	210,880	5,927,837
KLA-Tencor Corp.	15,000	816,300
LSI Corp.*	185,000	1,605,800
Marvell Technology Group Ltd. (Bermuda)*	81,700	1,285,141
PMC - Sierra, Inc.*	199,000	1,438,770
Silicon Laboratories, Inc.*	5,700	245,100
Texas Instruments, Inc.	5,500	184,855

		15,726,559

Software — 5.0%
BMC Software, Inc.*	30,000	1,204,800
CA, Inc.	65,400	1,802,424
FactSet Research Systems, Inc.	8,000	792,320
Fair Isaac Corp.	2,300	100,970
Fortinet, Inc.*	53,300	1,473,745
Intuit, Inc.	38,600	2,321,018
MICROS Systems, Inc.*	13,900	768,531
Microsoft Corp.	182,500	5,885,625
Monotype Imaging Holdings, Inc.*	2,500	37,250
Oracle Corp.	157,700	4,598,532
SS&C Technologies Holdings, Inc.*	7,500	174,975
Symantec Corp.*	57,200	1,069,640

		20,229,830

Specialty Retail — 3.1%
Ascena Retail Group, Inc.*	28,100	1,245,392
Bed Bath & Beyond, Inc.*	1,400	92,078
Finish Line, Inc. (The) (Class A Stock)	7,200	152,784
Home Depot, Inc. (The)	63,000	3,169,530
Lowe’s Cos., Inc.	23,600	740,568
PetSmart, Inc.	8,300	474,926
Ross Stores, Inc.	26,400	1,533,840
Select Comfort Corp.*	8,000	259,120
Shoe Carnival, Inc.*	6,500	209,430
TJX Cos., Inc. (The)	57,400	2,279,354
Ulta Salon Cosmetics & Fragrance, Inc.	13,100	1,216,859
Williams-Sonoma, Inc.	26,300	985,724

		12,359,605

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	31,200	2,411,136
Crocs, Inc.*	5,600	117,152
True Religion Apparel, Inc.*	41,000	1,123,400

		3,651,688

Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	12,200	144,692

Tobacco — 2.2%
Altria Group, Inc.	120,100	3,707,487
Lorillard, Inc.	7,100	919,308
Philip Morris International, Inc.	21,250	1,882,963

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Reynolds American, Inc.	52,000	$2,154,880

		8,664,638

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	9,700	398,961
DXP Enterprises, Inc.*	11,500	500,135
Interline Brands, Inc.*	12,500	270,125
Kaman Corp.	10,700	363,265
MSC Industrial Direct Co., Inc. (Class A Stock)	15,200	1,265,856
W.W. Grainger, Inc.	6,300	1,353,303

		4,151,645

Water Utilities — 0.3%
American Water Works Co., Inc.	40,000	1,361,200

Wireless Telecommunication Services — 0.4%
MetroPCS Communications, Inc.*	174,400	1,573,088
Sprint Nextel Corp.*	18,500	52,725
United States Cellular Corp.*	2,200	90,046

		1,715,859

TOTAL LONG-TERM INVESTMENTS (cost $422,500,265)		476,072,314

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $11,267,755)(w)	11,267,755	11,267,755

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.025%	06/28/12	$1,090	1,089,815
0.060%	06/28/12	100	99,983
0.080%	09/20/12	700	699,551

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,889,498)		1,889,349

TOTAL SHORT-TERM INVESTMENTS (cost $13,157,253)		13,157,104

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 121.5% (cost $435,657,518)		489,229,418

	Shares
SECURITIES SOLD SHORT — (27.1)%
COMMON STOCKS
Aerospace & Defense — (0.2)%
Precision Castparts Corp.	1,300	(224,770)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	16,400	(401,144)

		(625,914)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Auto Components — (0.2)%
Gentex Corp.	35,800	$(877,100)

Biotechnology — (1.0)%
BioMarin Pharmaceutical, Inc.*	52,700	(1,804,975)
Human Genome Sciences, Inc.*	228,300	(1,881,192)
Regeneron Pharmaceuticals, Inc.*	1,300	(151,606)
Vertex Pharmaceuticals, Inc.*	3,200	(131,232)

		(3,969,005)

Building Products — (0.5)%
Masco Corp.	35,900	(479,983)
Owens Corning*	47,900	(1,725,837)

		(2,205,820)

Capital Markets — (0.2)%
Greenhill & Co., Inc.	7,400	(322,936)
Waddell & Reed Financial, Inc. (Class A Stock)	13,700	(444,017)

		(766,953)

Chemicals — (0.8)%
Ashland, Inc.	11,400	(696,084)
Ecolab, Inc.	22,300	(1,376,356)
Sensient Technologies Corp.	25,100	(953,800)
Sigma-Aldrich Corp.	2,000	(146,120)

		(3,172,360)

Commercial Banks — (1.1)%
Cullen/Frost Bankers, Inc.	27,800	(1,617,682)
TCF Financial Corp.	80,900	(961,901)
Valley National Bancorp	33,000	(427,350)
Zions Bancorporation	59,700	(1,281,162)

		(4,288,095)

Commercial Services & Supplies — (0.5)%
Avery Dennison Corp.	28,400	(855,692)
Stericycle, Inc.*	4,200	(351,288)
Waste Connections, Inc.	24,700	(803,491)

		(2,010,471)

Communications Equipment — (0.8)%
Acme Packet, Inc.*	33,800	(930,176)
Ciena Corp.*	108,300	(1,753,377)
JDS Uniphase Corp.*	15,900	(230,391)
Juniper Networks, Inc.*	16,300	(372,944)

		(3,286,888)

Containers & Packaging — (0.4)%
Rock-Tenn Co. (Class A Stock)	25,400	(1,716,024)

Diversified Consumer Services — (0.1)%
Matthews International Corp. (Class A Stock)	17,100	(541,044)

Diversified Telecommunication Services — (0.2)%
Windstream Corp.	68,200	(798,622)

Electrical Equipment — (0.4)%
General Cable Corp.*	31,700	(921,836)
GrafTech International Ltd.*	64,200	(766,548)

		(1,688,384)

Electronic Equipment, Instruments & Components — (0.8)%
IPG Photonics Corp.*	34,200	(1,780,110)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
National Instruments Corp.	33,000	$(941,160)
Vishay Intertechnology, Inc.*	36,500	(443,840)
Vishay Precision Group, Inc.*	8,500	(126,055)

		(3,291,165)

Energy Equipment & Services — (0.9)%
Cameron International Corp.*	29,900	(1,579,617)
Diamond Offshore Drilling, Inc.	14,700	(981,225)
Dresser-Rand Group, Inc.*	14,900	(691,211)
Tidewater, Inc.	8,200	(442,964)

		(3,695,017)

Gas Utilities — (0.1)%
National Fuel Gas Co.	11,000	(529,320)

Healthcare Equipment & Supplies — (0.1)%
DENTSPLY International, Inc.	9,900	(397,287)

Healthcare Providers & Services — (1.3)%
Brookdale Senior Living, Inc.*	31,600	(591,552)
Catalyst Health Solutions, Inc.*	22,600	(1,440,298)
Express Scripts, Inc.*	22,000	(1,191,960)
Mednax, Inc.*	18,100	(1,346,097)
Patterson Cos., Inc.	4,000	(133,600)
WellCare Health Plans, Inc.*	9,800	(704,424)

		(5,407,931)

Hotels, Restaurants & Leisure — (1.0)%
Hyatt Hotels Corp. (Class A Stock)*	14,200	(606,624)
Las Vegas Sands Corp.	24,500	(1,410,465)
MGM Resorts International*	46,600	(634,692)
Starwood Hotels & Resorts Worldwide, Inc.	26,700	(1,506,147)

		(4,157,928)

Household Durables — (0.8)%
Lennar Corp. (Class A Stock)	92,100	(2,503,278)
MDC Holdings, Inc.	11,100	(286,269)
Toll Brothers, Inc.*	18,200	(436,618)

		(3,226,165)

Insurance — (0.7)%
Fidelity National Financial, Inc. (Class A Stock)	18,100	(326,343)
Lincoln National Corp.	68,400	(1,803,024)
Protective Life Corp.	19,500	(577,590)

		(2,706,957)

Internet & Catalog Retail — (0.3)%
NetFlix, Inc.*	4,500	(517,680)
TripAdvisor, Inc.*	18,700	(667,029)

		(1,184,709)

Internet Software & Services — (0.5)%
Equinix, Inc.*	13,700	(2,157,065)

IT Services — (0.7)%
Teradata Corp.*	9,900	(674,685)
VeriFone Systems, Inc.*	40,100	(2,079,987)

		(2,754,672)

Machinery — (1.4)%
Joy Global, Inc.	23,200	(1,705,200)
Manitowoc Co., Inc. (The)	107,100	(1,484,406)
SPX Corp.	14,000	(1,085,420)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	10,800	$(831,168)
Terex Corp.*	23,300	(524,250)

		(5,630,444)

Marine — (0.3)%
Kirby Corp.*	16,400	(1,078,956)

Media — (0.7)%
Discovery Communications, Inc. (Class A Stock)*	9,500	(480,700)
DreamWorks Animation SKG, Inc. (Class A Stock)*	58,800	(1,084,860)
Virgin Media, Inc.	55,400	(1,383,892)

		(2,949,452)

Metals & Mining — (1.2)%
Allegheny Technologies, Inc.	32,000	(1,317,440)
Allied Nevada Gold Corp.*	52,600	(1,711,078)
Carpenter Technology Corp.	37,400	(1,953,402)

		(4,981,920)

Multiline Retail — (0.4)%
J.C. Penney Co., Inc.	46,400	(1,643,952)

Multi-Utilities — (0.6)%
Integrys Energy Group, Inc.	33,100	(1,753,969)
Nisource, Inc.	31,900	(776,765)

		(2,530,734)

Oil, Gas & Consumable Fuels — (1.8)%
Alpha Natural Resources, Inc.*	117,500	(1,787,175)
Arch Coal, Inc.	166,700	(1,785,357)
Cimarex Energy Co.	16,000	(1,207,520)
Comstock Resources, Inc.*	51,700	(818,411)
Kosmos Energy Ltd. (Bermuda)*	24,700	(327,028)
Peabody Energy Corp.	4,500	(130,320)
Sunoco, Inc.	28,100	(1,072,015)

		(7,127,826)

Paper & Forest Products — (0.2)%
Meadwestvaco Corp.	20,600	(650,754)

Professional Services — (0.5)%
FTI Consulting, Inc.*	26,100	(979,272)
IHS, Inc. (Class A Stock)*	11,500	(1,076,975)

		(2,056,247)

Real Estate Investment Trusts — (1.2)%
AvalonBay Communities, Inc.	6,500	(918,775)
Boston Properties, Inc.	10,600	(1,112,894)
Douglas Emmett, Inc.	29,400	(670,614)
Essex Property Trust, Inc.	500	(75,755)
Plum Creek Timber Co., Inc.	38,600	(1,604,216)
Realty Income Corp.	7,600	(294,348)

		(4,676,602)

Real Estate Management & Development — (0.1)%
Howard Hughes Corp. (The)*	4,400	(281,028)

Road & Rail — (0.5)%
Hertz Global Holdings, Inc.*	122,100	(1,836,384)

Semiconductors & Semiconductor Equipment — (2.1)%
Atmel Corp.*	185,000	(1,824,100)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cree, Inc.*	65,800	$(2,081,254)
International Rectifier Corp.*	34,000	(784,380)
Lam Research Corp.*	11,400	(508,668)
Micron Technology, Inc.*	184,100	(1,491,210)
ON Semiconductor Corp.*	184,600	(1,663,246)

		(8,352,858)

Software — (1.1)%
Ariba, Inc.*	13,300	(435,043)
Informatica Corp.*	5,600	(296,240)
Rovi Corp.*	51,100	(1,663,305)
salesforce.com, Inc.*	12,000	(1,854,120)

		(4,248,708)

Specialty Retail — (0.3)%
Tiffany & Co.	18,500	(1,278,905)

Textiles, Apparel & Luxury Goods — (0.5)%
Under Armour, Inc. (Class A Stock)*	21,400	(2,011,600)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.*	19,200	(462,144)

Wireless Telecommunication Services — (0.5)%
SBA Communications Corp. (Class A Stock)*	37,000	(1,879,970)

TOTAL SECURITIES SOLD SHORT (proceeds received $104,671,405)		(109,133,380)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 94.4% (cost $330,986,113)		380,096,038
Other assets in excess of liabilities(x) — 5.6%		22,632,455

NET ASSETS — 100.0%		$402,728,493

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)
Long Positions:
70	S&P 500 E-Mini	Jun. 2012	$4,894,626	$4,911,200	$16,574
6	S&P Mid 400 E-Mini	Jun. 2012	595,258	595,380	122

					$16,696

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$476,072,314	$—	$—
U.S. Treasury Obligations	—	1,889,349	—
Affiliated Money Market Mutual Fund	11,267,755	—	—
Short Sales – Common Stocks	(109,133,380)	—	—
Other Financial Instruments*
Futures	16,696	—	—

Total	$378,223,385	$1,889,349	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	912,944	$8,691,222
AST Federated Aggressive Growth Portfolio	83,063	826,477
AST Goldman Sachs Concentrated Growth Portfolio	107,549	3,308,214
AST Goldman Sachs Large-Cap Value Portfolio	170,705	2,896,867
AST Goldman Sachs Mid-Cap Growth Portfolio	70,606	413,751
AST Goldman Sachs Small-Cap Value Portfolio	52,554	616,456
AST High Yield Portfolio	209,183	1,583,513
AST International Growth Portfolio	621,793	7,125,748
AST International Value Portfolio	473,878	7,122,387
AST Investment Grade Bond Portfolio*	1,916,072	11,937,127
AST Jennison Large-Cap Growth Portfolio*	570,427	8,254,085
AST Jennison Large-Cap Value Portfolio	346,031	4,332,309
AST Large-Cap Value Portfolio	413,971	5,799,740
AST Lord Abbett Core Fixed-Income Portfolio	263,492	3,016,989
AST Marsico Capital Growth Portfolio	374,173	8,265,481
AST MFS Growth Portfolio	451,273	4,959,487
AST Mid-Cap Value Portfolio	68,803	888,937
AST Money Market Portfolio	400,814	400,814
AST Neuberger Berman Core Bond Portfolio	196,379	2,010,926
AST Neuberger Berman Mid-Cap Growth Portfolio*	24,886	619,152
AST Parametric Emerging Markets Equity Portfolio	259,178	2,322,231
AST PIMCO Limited Maturity Bond Portfolio	57,867	617,446

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio	575,667	$7,046,169
AST Prudential Core Bond Portfolio	391,607	4,025,723
AST Small-Cap Growth Portfolio*	53,079	1,224,539
AST Small-Cap Value Portfolio	99,108	1,426,157
AST T. Rowe Price Equity Income Portfolio	799,455	7,243,062
AST T. Rowe Price Large-Cap Growth Portfolio*	566,496	8,248,184
AST T. Rowe Price Natural Resources Portfolio	33,475	676,863
AST Western Asset Core Plus Bond Portfolio	368,344	4,022,311

TOTAL AFFILIATED MUTUAL FUNDS (cost $110,958,284)(w)		119,922,367

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $755,790)(w)	755,790	755,790

TOTAL INVESTMENTS — 100.4% (cost $111,714,074)		120,678,157
Liabilities in excess of other assets — (0.4)%		(514,909)

NET ASSETS — 100.0%		$120,163,248

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$120,678,157	$—	$—

Total	$120,678,157	$—	$—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.6%
COMMON STOCKS — 38.4%
Australia — 1.1%
Adelaide Brighton Ltd.	244,826	$735,449
Aditya Birla Minerals Ltd.	131,468	97,370
AMP Ltd.	426,465	1,908,378
BHP Billiton Ltd.	81,748	2,930,731
Campbell Brothers Ltd.	7,123	496,047
Cardno Ltd.	78,058	565,187
Carsales.com Ltd.	145,024	833,739
Coca-Cola Amatil Ltd.	78,635	1,015,733
Cochlear Ltd.	10,520	674,534
Credit Corp. Group Ltd.	6,448	39,073
CSL Ltd.	53,743	1,997,987
David Jones Ltd.	137,990	344,478
Fleetwood Corp. Ltd.	38,833	492,759
GrainCorp Ltd.	25,157	235,833
Grange Resources Ltd.	355,576	244,935
iiNET Ltd.	52,931	166,131
Iluka Resources Ltd.	22,377	412,359
Industrea Ltd.	116,073	123,240
Investa Office Fund, REIT	1,031,623	678,566
IOOF Holdings Ltd.	85,868	514,110
Iress Market Technology Ltd.	191,656	1,389,689
JB Hi-Fi Ltd.	88,956	1,009,911
M2 Telecommunications Group Ltd.	95,905	359,623
Medusa Mining Ltd.	48,249	251,893
Metcash Ltd.	199,023	886,480
Mineral Resources Ltd.	177,631	2,226,390
Monadelphous Group Ltd.	64,881	1,606,248
Mount Gibson Iron Ltd.	561,826	651,804
Navitas Ltd.	165,010	606,786
New Hope Corp. Ltd.	124,751	683,592
NRW Holdings Ltd.	193,794	833,078
OZ Minerals Ltd.	24,861	251,342
Perilya Ltd.*	283,604	132,197
Platinum Asset Management Ltd.	138,500	582,469
Premier Investments Ltd.	7,415	42,859
Qantas Airways Ltd.*	93,944	173,702
Ramelius Resources Ltd.*	78,488	69,513
Rio Tinto Ltd.	26,560	1,799,298
SMS Management & Technology Ltd.	5,589	33,231
Super Retail Group Ltd.	50,928	402,512
Telstra Corp. Ltd.	390,610	1,331,179
Watpac Ltd.	1,077	1,088
Western Areas NL	33,996	190,864
Woolworths Ltd.	205,691	5,535,434
WorleyParsons Ltd.	38,194	1,132,697
Wotif.com Holdings Ltd.	216,010	1,027,031

		37,717,549

Austria — 0.1%
Oesterreichische Post AG	17,337	603,497
OMV AG	25,412	903,226
Raiffeisen Bank International AG	8,394	296,671
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,617	203,636
Voestalpine AG	2,623	88,210

		2,095,240

Belgium — 0.2%
Ageas	71,275	156,659
Belgacom SA	19,374	622,855

	Shares	Value
COMMON STOCKS (Continued)
Belgium (cont’d.)
Colruyt SA	46,481	$1,868,440
Delhaize Group SA	6,925	364,357
KBC Groep NV	10,534	264,267
Mobistar SA	55,515	2,765,421
NV Bekaert SA	49,828	1,605,243

		7,647,242

Bermuda — 0.4%
Arch Capital Group Ltd.*	65,800	2,450,392
Assured Guaranty Ltd.	138,300	2,284,716
AXIS Capital Holdings Ltd.	7,300	242,141
Catlin Group Ltd.	41,322	268,474
Lancashire Holdings Ltd.	174,708	2,193,631
SeaCube Container Leasing Ltd.	6,800	116,960
Seadrill Ltd.	123,434	4,625,456
Textainer Group Holdings Ltd.	17,200	583,080
Validus Holdings Ltd.	12,100	374,495

		13,139,345

Brazil — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,900	145,578
Cia de Saneamento de Minas Gerais-COPASA	29,500	694,574
Cia Energetica de Minas Gerais, ADR	64,029	1,522,610
Cia Paranaense de Energia, ADR	32,200	757,022
Cielo SA	23,400	789,764
CPFL Energia SA, ADR	7,600	229,900
EDP - Energias do Brasil SA	70,400	1,595,083
Helbor Empreendimentos SA	7,900	118,579
Light SA	15,000	210,770
Natura Cosmeticos SA	35,700	771,517
Paranapanema SA	50,300	87,900
Souza Cruz SA	20,720	315,547
Tractebel Energia SA	101,300	1,803,528

		9,042,372

British Virgin Islands
Polo Resources Ltd.	963,646	50,864

Canada — 1.6%
Agrium, Inc.	51,300	4,427,708
Alimentation Couche Tard, Inc. (Class B Stock)	49,300	1,618,703
Amerigo Resources Ltd.	34,700	27,831
Atco Ltd. (Class I Stock)	15,800	1,107,877
Bank of Montreal	19,200	1,141,471
Baytex Energy Corp.	14,000	726,914
Calfrac Well Services Ltd.	8,700	243,351
Canadian National Railway Co.	19,000	1,509,980
Canadian Oil Sands Ltd.	214,700	4,528,837
Canadian Utilities Ltd. (Class A Stock)	3,100	202,202
Canyon Services Group, Inc.	25,800	314,530
Centerra Gold, Inc.	21,400	332,763
CGI Group, Inc. (Class A Stock)*	25,200	561,628
Chorus Aviation, Inc.	37,200	129,787
Domtar Corp.	2,600	247,988
Ensign Energy Services, Inc.	27,700	414,063
Essential Energy Services Trust*	17,400	40,820
Freehold Royalties Ltd.	13,200	259,249
Genivar, Inc.	2,200	57,986
High River Gold Mines Ltd.*	39,700	47,762

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Husky Energy, Inc.	70,800	$1,801,498
Industrial Alliance Insurance and Financial Services, Inc.	94,200	2,888,000
Labrador Iron Ore Royalty Corp.	10,800	381,132
Magna International, Inc.	6,600	314,698
Manulife Financial Corp.	33,600	455,096
Metro, Inc. (Class A Stock)	4,400	234,634
Neo Material Technologies, Inc.*	40,400	454,447
Nevsun Resources Ltd.	135,400	499,546
Pacific Rubiales Energy Corp.	57,400	1,676,912
Pan American Silver Corp.	49,100	1,083,454
Pason Systems, Inc.	43,500	612,301
Potash Corp. of Saskatchewan, Inc.	15,700	716,806
Power Corp. of Canada	160,900	4,265,072
Power Financial Corp.	112,200	3,300,364
Research In Motion Ltd.*	129,700	1,902,362
Rogers Communications, Inc. (Class B Stock)	86,700	3,442,097
Rogers Sugar, Inc.	7,800	44,417
Shaw Communications, Inc. (Class B Stock)	60,200	1,274,071
Sun Life Financial, Inc.	9,600	227,813
Suncor Energy, Inc.	133,900	4,374,957
Teck Resources Ltd. (Class B Stock)	25,000	892,526
TMX Group, Inc.	70,500	3,166,475
Transcontinental, Inc. (Class A Stock)	6,100	76,261
TransForce, Inc.	15,200	256,013
Transglobe Energy Corp.*	34,400	416,614
Trican Well Service Ltd.	92,400	1,357,121
Vermilion Energy, Inc.	16,500	761,106
Wajax Corp.	10,200	498,010

		55,315,253

Chile
Administradora de Fondos de Pensiones Provida SA	7,172	37,541
Empresa Nacional de Telecomunicaciones SA	38,109	770,151
Sigdo Koppers SA	29,738	68,472

		876,164

China — 0.7%
Anta Sports Products Ltd.	1,888,000	1,969,313
Asia Cement China Holdings Corp.	496,500	249,351
Beijing Capital Land Ltd.	296,000	83,476
BYD Electronic International Co. Ltd.*	90,500	27,270
China Automotive Systems, Inc.*	7,100	48,564
China Communications Services Corp. Ltd. (Class H Stock)	622,000	300,365
China Green Agriculture, Inc.*(a)	21,200	91,160
China Information Technology, Inc.*	14,700	18,081
China Shanshui Cement Group Ltd.	605,000	477,577
China Shenhua Energy Co. Ltd. (Class H Stock)	364,500	1,537,222
China Yurun Food Group Ltd.	948,000	1,347,737
Daqing Dairy Holdings Ltd.*	329,000	35,588
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,160,000	2,094,275
Dongyue Group	626,000	575,573
Great Wall Motor Co. Ltd. (Class H Stock)*	619,000	1,203,637
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	19,007

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Haitian International Holdings Ltd.	477,000	$535,013
Jiangsu Expressway Co. Ltd. (Class H Stock)	276,000	266,917
Kingsoft Corp. Ltd.	137,000	60,865
Li Ning Co. Ltd.	457,500	486,630
Minth Group Ltd.	62,000	71,856
Regent Manner International Ltd.	162,000	48,816
Shenzhou International Group Holdings Ltd.	463,000	889,565
Sino-Ocean Land Holdings Ltd.	392,000	186,269
Sohu.com, Inc.*(a)	34,200	1,886,814
Tiangong International Co. Ltd.	286,000	72,185
Trina Solar Ltd., ADR*(a)	13,800	98,394
Universal Travel Group*(a)	29,800	60,792
Weichai Power Co. Ltd. (Class H Stock)	338,000	1,577,802
Weiqiao Textile Co. (Class H Stock)	60,500	31,163
Xiwang Sugar Holdings Co. Ltd.*	238,000	32,181
Yangzijiang Shipbuilding Holdings Ltd.	3,031,000	3,206,897
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	1,068,000	2,316,014
Zhejiang Expressway Co. Ltd. (Class H Stock)	290,000	216,598
Zijin Mining Group Co. Ltd. (Class H Stock)	1,074,000	425,974
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	1,267,200	1,687,305

		24,236,246

Colombia
Petrominerales Ltd.	83,100	1,545,446

Cyprus
Songa Offshore SE*	38,510	135,924

Czech Republic
CEZ A/S	15,224	654,076
Telefonica Czech Republic A/S	24,298	509,870

		1,163,946

Denmark — 0.2%
AP Moller - Maersk A/S (Class B Stock)	165	1,273,985
H. Lundbeck A/S	199,216	3,991,818
Pandora A/S	25,318	292,907

		5,558,710

Finland — 0.1%
Elisa Oyj	10,422	249,781
Orion Oyj (Class B Stock)	170,424	3,368,521
PKC Group OYJ	11,070	253,795
Tieto Oyj	10,420	195,812
UPM-Kymmene Oyj	11,180	152,240

		4,220,149

France — 0.6%
Alten Ltd.	9,668	307,915
April	2,005	37,143
Arkema SA	7,557	704,207
AXA SA	27,733	459,757
BioMerieux	4,821	379,808
BNP Paribas SA	12,449	590,663
Bouygues SA	4,624	141,411
Cegid Group	897	19,632
Christian Dior SA	7,414	1,137,626
CNP Assurances SA	187,060	2,918,953

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Credit Agricole SA	8,212	$51,038
Euler Hermes SA	6,033	473,924
Fonciere des Regions, REIT	3,276	263,158
GDF Suez	7,993	206,490
Ipsen SA	72,305	1,976,890
LVMH Moet Hennessy Louis Vuitton SA	11,851	2,036,572
M6-Metropole Television SA	7,717	139,460
Natixis	41,613	160,116
Nexity SA	7,732	244,606
Peugeot SA	7,310	117,724
Plastic Omnium SA	8,949	259,295
Renault SA	3,340	176,067
Sanofi	36,492	2,834,032
Sartorius Stedim Biotech	978	68,779
SCOR SE	19,871	536,932
Societe BIC SA	12,076	1,211,804
Societe Generale SA	53,179	1,557,872
Total SA	35,296	1,800,129
Valeo SA	4,995	261,945
Vinci SA	8,634	450,245
Vivendi SA	24,044	441,251

		21,965,444

Gabon
Total Gabon	888	428,728

Germany — 0.4%
Allianz SE	5,092	607,612
Aurubis AG	13,455	710,354
Axel Springer AG	18,079	913,125
BASF SE	46,255	4,046,287
Bayerische Motoren Werke AG	7,927	712,890
Bechtle AG	6,837	304,560
Centrotherm Photovoltaics AG	9,578	125,762
Deutsche Bank AG	3,498	174,039
Drillisch AG	31,304	375,753
Fielmann AG	5,156	495,734
Gerry Weber International AG	4,902	188,093
Gesco AG	862	75,187
Hannover Rueckversicherung AG	3,770	223,950
Jenoptik AG*	4,202	31,389
K+S AG	36,697	1,919,791
Kontron AG	5,493	45,846
Rational AG	835	195,278
SMA Solar Technology AG	14,266	646,526
Software AG	16,963	635,273
Wacker Chemie AG	3,995	352,245
Wincor Nixdorf AG	4,881	240,147

		13,019,841

Greece
Jumbo SA*	40,000	195,255
OPAP SA	90,366	876,193
Safe Bulkers, Inc.	4,600	30,728

		1,102,176

Guernsey — 0.4%
HICL Infrastructure Co. Ltd.	4,456,569	8,582,388
Resolution Ltd.	842,573	3,521,502

		12,103,890

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong — 1.2%
Apollo Solar Energy Technology Holdings Ltd.*	6,738,000	$174,403
ASM Pacific Technology Ltd.	107,300	1,565,516
Bank of East Asia Ltd.	45,200	169,961
Bosideng International Holdings Ltd.	630,000	197,140
Cafe de Coral Holdings Ltd.	96,000	267,026
Cathay Pacific Airways Ltd.	413,000	764,780
Champion, REIT	621,000	263,097
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	1,355
Cheung Kong Holdings Ltd.	32,000	413,313
China Glass Holdings Ltd.	762,000	129,526
China Green Holdings Ltd.	492,000	153,323
China Mobile Ltd.	496,000	5,457,849
China Overseas Grand Oceans Group Ltd.	462,000	505,695
China Pharmaceutical Group Ltd.	438,000	100,397
CNOOC Ltd.	2,225,000	4,572,889
CSI Properties Ltd.	1,440,000	54,703
Dah Sing Financial Holdings Ltd.	106,800	369,957
Emperor International Holdings	352,000	61,647
First Pacific Co. Ltd.	2,458,000	2,725,291
Fufeng Group Ltd.	388,000	168,879
GCL-Poly Energy Holdings Ltd.	1,342,000	373,279
Giordano International Ltd.	184,000	141,456
Great Eagle Holdings Ltd.	407,000	1,150,421
Guangdong Investment Ltd.	1,078,000	751,007
Henderson Land Development Co. Ltd.	30,000	165,539
Hong Kong Exchanges and Clearing Ltd.	6,700	112,593
Hongkong Land Holdings Ltd.	55,000	319,550
Hopson Development Holdings Ltd.	278,000	162,886
Hutchison Telecommunications Hong Kong Holdings Ltd.	580,000	245,726
Jardine Matheson Holdings Ltd.	2,400	120,000
Jardine Strategic Holdings Ltd.	15,000	457,650
Kerry Properties Ltd.	445,500	2,005,038
Kingboard Chemical Holdings Ltd.	24,000	83,909
Kowloon Development Co. Ltd.	47,000	47,208
Lee & Man Chemical Co. Ltd.	46,000	34,357
Link (The), REIT	93,500	347,966
Lonking Holdings Ltd.	2,462,000	865,523
Luk Fook Holdings International Ltd.	132,000	401,156
New World China Land Ltd.	158,000	39,268
New World Development Ltd.	450,000	540,657
Norstar Founders Group Ltd.*	84,000	—
Orient Overseas International Ltd.	94,500	672,345
Pacific Textile Holdings Ltd.	79,000	52,900
Poly Hong Kong Investments Ltd.	266,000	123,656
Ports Design Ltd.	135,000	198,183
REXLot Holdings Ltd.	1,650,000	146,609
Shenzhen International Holdings Ltd.	1,300,000	90,399
Shenzhen Investment Ltd.	1,382,000	300,762
Singamas Container Holdings Ltd.	316,000	93,593
SinoMedia Holding Ltd.	133,000	67,994
SmarTone Telecommunications Holding Ltd.	1,183,500	2,429,318
Swire Pacific Ltd. (Class A Stock)	310,500	3,480,632
Swire Properties Ltd.*	61,950	153,967
Television Broadcasts Ltd.	17,000	114,602
Texwinca Holdings Ltd.	794,000	967,252
Tianneng Power International Ltd.	710,000	412,347
TPV Technology Ltd.	404,000	96,246
Value Partners Group Ltd.	120,000	72,783
VTech Holdings Ltd.	142,200	1,822,924

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Wharf Holdings Ltd. (The)	189,000	$1,027,075
Wheelock & Co. Ltd.	76,000	229,011
Xinyi Glass Holdings Ltd.	1,984,000	1,211,010
Xtep International Holdings	224,000	101,536
YGM Trading Ltd.	9,000	29,148
Yuexiu Real Estate Investment Trust, REIT	68,000	35,289

		40,411,517

Indonesia — 0.3%
Astra Agro Lestari Tbk PT	87,000	222,162
Bakrie Sumatera Plantations Tbk PT	1,390,000	44,844
Bank Mandiri Persero Tbk PT	758,000	567,837
Indo Tambangraya Megah Tbk PT	544,000	2,584,952
International Nickel Indonesia Tbk PT	1,733,000	639,641
Perusahaan Gas Negara PT	9,837,500	4,088,200
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,211,000	380,755
Sampoerna Agro PT	101,500	39,683
Tambang Batubara Bukit Asam Tbk PT	596,500	1,337,298
Telekomunikasi Indonesia Tbk PT	2,714,500	2,078,029

		11,983,401

Ireland — 0.1%
Accenture PLC (Class A Stock)	37,900	2,444,550
Anglo Irish Bank Corp. PLC, (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC, (XLON)*	20,646	—
Beazley PLC	436,509	973,976
DCC PLC*	9,232	228,587
Paddy Power PLC	6,531	411,307
Seagate Technology PLC	15,200	409,640
Total Produce PLC	67,493	42,108

		4,510,168

Israel — 0.2%
Bank Hapoalim BM	233,244	856,460
Bank Leumi Le-Israel BM	26,908	84,731
Bezeq Israeli Telecommunication Corp. Ltd. (The)	312,880	513,706
Cellcom Israel Ltd.	31,168	394,768
First International Bank of Israel Ltd.*	4,056	43,849
Israel Chemicals Ltd.	346,713	3,944,594
Israel Discount Bank Ltd. (Class A Stock)*	482,426	638,474
Nova Measuring Instruments Ltd.*	13,100	117,376
Osem Investments Ltd.	5,792	89,163
Partner Communications Co. Ltd.	52,461	404,645

		7,087,766

Italy — 0.3%
Atlantia SpA	9,200	152,763
Banca Generali SpA	5,272	70,735
Banca Monte dei Paschi di Siena SpA	126,844	53,475
Banca Popolare di Milano Scarl	74,394	41,394
Beni Stabili SpA, REIT	161,549	100,382
Danieli & C Officine Meccaniche SpA	7,527	206,197
DiaSorin SpA	90,751	2,644,620
Enel SpA	47,512	171,852
ENI SpA	42,499	997,022
Intesa Sanpaolo SpA	141,594	253,808
MARR SpA	3,444	38,859
Mediaset SpA	132,050	364,208
Mediobanca SpA	56,411	331,338
Recordati SpA	239,497	1,820,687

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Saipem SpA.	19,016	$982,261
Snam Rete Gas SpA	45,153	217,156
Terna Rete Elettrica Nazionale SpA	172,130	691,927
Tod’s SpA	5,254	591,065
UniCredit SpA	127,654	639,470

		10,369,219

Japan — 2.7%
Aeon Delight Co. Ltd.	26,800	564,688
Aeon Mall Co. Ltd.	52,900	1,229,029
Ain Pharmaciez, Inc.	5,200	279,256
Alpen Co. Ltd.	13,900	277,597
AOC Holdings, Inc.	27,700	163,985
AOKI Holdings, Inc.	2,300	43,238
Aoyama Trading Co. Ltd.	7,100	150,544
Aozora Bank Ltd.	587,000	1,694,974
Asahi Diamond Industrial Co. Ltd.	22,000	257,823
Asahi Glass Co. Ltd.	34,000	288,365
Asahi Net, Inc.	3,000	13,411
Bank of Nagoya Ltd. (The)	11,000	39,471
Belluna Co. Ltd.	10,150	82,407
Cawachi Ltd.	7,100	168,472
Charle Co. Ltd.	10,100	69,310
Chiba Bank Ltd. (The)	98,000	625,154
Chori Co. Ltd.	42,000	51,758
Chugoku Bank Ltd. (The)	20,000	270,388
CMIC Holdings Co. Ltd.	3,300	54,940
Cocokara Fine, Inc.	2,300	72,443
Corona Corp.	4,400	66,928
Cosmos Pharmaceutical Corp.	10,300	518,920
Create SD Holdings Co. Ltd.	500	12,680
CSI Co. Ltd.	5,400	51,932
CyberAgent, Inc.	266	694,165
Daiichi Jitsugyo Co. Ltd.	9,000	44,690
Daiichikosho Co. Ltd.	7,800	153,606
Daishi Bank Ltd. (The)	10,000	35,158
Daiwa House Industry Co. Ltd.	124,000	1,638,951
Daiwa Industries Ltd.	5,000	25,915
Daiwa Office Investment Corp., REIT	80	213,604
DCM Holdings Co. Ltd.	16,600	131,765
Dena Co. Ltd.	41,200	1,141,375
Doshisha Co. Ltd.	1,400	40,324
Dr Ci:Labo Co. Ltd.	82	378,446
EDION Corp.	20,000	140,147
Eighteenth Bank Ltd. (The)	10,000	31,654
FamilyMart Co. Ltd.	10,900	460,916
Fuji Machine Manufacturing Co. Ltd.	1,600	31,992
Fuyo General Lease Co. Ltd.	1,200	42,566
Gree, Inc.	61,900	1,562,270
Gunma Bank Ltd. (The)	91,000	487,048
Gurunavi, Inc.	5,100	54,900
Hachijuni Bank Ltd. (The)	263,000	1,550,610
Hard Off Corp. Co. Ltd.	21,300	172,160
Heiwa Corp.	17,400	349,387
Heiwa Real Estate REIT, Inc., REIT	75	43,449
Heiwado Co. Ltd.	2,200	29,663
Higashi-Nippon Bank Ltd. (The)	18,000	41,537
Higo Bank Ltd. (The)	49,000	290,081
Hi-Lex Corp.	1,200	22,153
Hogy Medical Co. Ltd.	1,100	49,106
Hoya Corp.	11,800	265,026

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hyakugo Bank Ltd/The	14,000	$64,444
Ichigo Real Estate Investment Corp., REIT	45	19,735
Idemitsu Kosan Co. Ltd.	4,900	488,402
Imasen Electric Industrial	1,700	24,749
Inaba Denki Sangyo Co. Ltd.	1,100	33,012
Inabata & Co. Ltd.	19,100	132,456
Industrial & Infrastructure Fund Investment Corp., REIT	25	136,070
Infocom Corp.	172	205,727
INPEX Corp.	324	2,188,184
Ishihara Sangyo Kaisha Ltd.*	177,000	179,630
ITC Networks Corp.	7,200	45,582
Iyo Bank Ltd. (The)	136,000	1,204,398
J Trust Co. Ltd.	9,900	194,244
Jaccs Co. Ltd.	31,000	110,487
JGC Corp.	52,000	1,611,453
JSP Corp.	4,100	61,176
Jupiter Telecommunications Co. Ltd.	1,335	1,337,097
Kagoshima Bank Ltd. (The)	79,000	503,951
Kaken Pharmaceutical Co. Ltd.	157,000	1,978,386
Kanematsu Electronics Ltd.	1,000	11,031
Kato Sangyo Co. Ltd.	4,000	78,966
Kato Works Co. Ltd.	14,000	66,473
KDDI Corp.	606	3,924,320
Keiyo Bank Ltd. (The)	25,000	119,911
Kenedix Realty Investment Corp., REIT	19	69,669
Kintetsu World Express, Inc.	5,700	198,608
Kohnan Shoji Co. Ltd.	13,100	207,492
Konaka Co. Ltd.	16,600	152,422
Kosaido Co. Ltd.*	24,800	88,989
K’s Holdings Corp.	11,400	367,466
Kurabo Industries Ltd.	18,000	35,013
Kuraray Co. Ltd.	16,500	233,436
Kurimoto Ltd.	17,000	44,364
Kusuri No Aoki Co. Ltd.	4,100	108,481
KYORIN Holdings, Inc.	48,000	908,735
Lasertec Corp.	8,100	170,279
Lawson, Inc.	61,700	3,883,738
Macnica, Inc.	2,600	62,982
Maeda Road Construction Co. Ltd.	45,000	559,442
Marubeni Corp.	41,000	295,723
Marudai Food Co. Ltd.	11,000	42,660
Megane TOP Co. Ltd.	9,300	106,180
Meitec Corp.	5,300	106,871
Melco Holdings, Inc.	2,100	53,103
MID Reit, Inc., REIT	85	231,575
Ministop Co. Ltd.	1,200	23,197
Miraca Holdings, Inc.	68,900	2,688,740
Mitsubishi UFJ Financial Group, Inc.	286,000	1,423,608
Mitsui Chemicals, Inc.	48,000	145,560
Mitsui Engineering & Shipbuilding Co. Ltd.	79,000	137,441
Mitsui Knowledge Industry Co. Ltd.	153	26,119
Moonbat Co. Ltd.	19,000	40,172
Moshi Moshi Hotline, Inc.	28,200	281,762
Musashi Seimitsu Industry Co. Ltd.	6,100	145,333
Namura Shipbuilding Co. Ltd.	21,100	91,772
NEC Capital Solutions Ltd.	2,500	41,410
NEC Fielding Ltd.	4,000	52,144
NEC Mobiling Ltd.	5,500	189,845
NET One Systems Co. Ltd.	108,200	1,319,002
Nifty Corp.	28	32,070

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nippo Corp.	29,000	$321,989
Nippon Densetsu Kogyo Co. Ltd.	4,000	39,676
Nippon Road Co. Ltd. (The)	6,000	25,516
Nippon Shokubai Co. Ltd.	65,000	753,111
Nippon Telegraph & Telephone Corp.	5,500	249,517
Nishi-Nippon City Bank Ltd. (The)	97,000	274,230
Nisshin Fudosan Co.	22,000	165,591
Nitori Holdings Co. Ltd.	30,700	2,774,387
Nittetsu Mining Co. Ltd.	8,000	38,371
Nomura Holdings, Inc.	38,300	169,358
Nomura Research Institute Ltd.	95,200	2,361,310
NTT DoCoMo, Inc.	1,403	2,329,011
Okabe Co. Ltd.	12,600	74,288
Oracle Corp. Japan	7,300	277,377
ORIX Corp.	2,240	213,797
Orix JREIT, Inc., REIT	32	149,233
Otsuka Holdings Co. Ltd.	46,000	1,361,604
Pacific Industrial Co. Ltd.	3,000	19,029
Point, Inc.	23,220	857,039
Press Kogyo Co. Ltd.	15,000	101,305
Riso Kagaku Corp.	4,200	69,213
Rohto Pharmaceutical Co. Ltd.	39,000	486,734
Round One Corp.	31,000	204,494
Ryohin Keikaku Co. Ltd.	25,200	1,303,081
San-In Godo Bank Ltd. (The)	86,000	680,561
Santen Pharmaceutical Co. Ltd.	64,300	2,746,170
Sanyo Shokai Ltd.	24,000	64,951
Sekisui Jushi Corp.	1,000	9,992
Senko Co. Ltd.	12,000	48,133
Seria Co. Ltd.	2,500	32,772
Shikibo Ltd.	56,000	72,393
Shimachu Co. Ltd.	24,600	579,558
Shimamura Co. Ltd.	19,100	2,136,837
Shizuoka Gas Co. Ltd.	5,000	35,701
Softbank Corp.	100,600	2,974,123
So-net Entertainment Corp.	55	201,673
Sony Financial Holdings, Inc.	78,500	1,394,165
Studio Alice Co. Ltd.	6,800	113,785
Sugi Holdings Co. Ltd.	63,700	1,947,864
Sumikin Bussan Corp.	45,000	121,783
Sumitomo Corp.	9,000	130,047
Sumitomo Heavy Industries Ltd.	30,000	166,727
Sumitomo Metal Mining Co. Ltd.	18,000	252,918
Sumitomo Mitsui Financial Group, Inc.	21,300	700,736
Sumitomo Mitsui Trust Holdings, Inc.	169,000	539,036
Sumitomo Precision Products Co. Ltd.	7,000	41,440
Sundrug Co. Ltd.	67,500	2,087,713
T. RAD Co. Ltd.	26,000	106,802
Taihei Kogyo Co. Ltd.	18,000	97,862
Taikisha Ltd.	14,700	301,566
Takeda Pharmaceutical Co. Ltd.	24,000	1,056,905
TBK Co. Ltd.	12,000	81,914
Toa Corp.	7,000	56,748
TOA ROAD Corp.	26,000	78,217
Toagosei Co. Ltd.	82,000	377,456
Tocalo Co. Ltd.	5,500	108,977
Tochigi Bank Ltd. (The)	5,000	18,606
Token Corp.	620	23,895
Tokyo Ohka Kogyo Co. Ltd.	11,000	249,450
Tokyo Seimitsu Co. Ltd.	12,600	261,377
Tokyu REIT, Inc., REIT	28	148,170

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tomen Electronics Corp.	4,400	$59,857
TOMONY Holdings, Inc.	6,100	29,627
TonenGeneral Sekiyu K.K	82,000	754,911
Topy Industries Ltd.	17,000	52,785
Toridoll.Corp.	20,800	250,042
Tosoh Corp.	59,000	163,948
Totetsu Kogyo Co. Ltd.	4,000	42,672
Touei Housing Corp.	5,600	59,133
Trend Micro, Inc.	39,500	1,213,586
Tsuruha Holdings, Inc.	17,300	1,018,938
Unipres Corp.	62,900	1,946,199
United Arrows Ltd.	24,000	503,081
Universal Entertainment Corp.	53,100	1,190,692
UNY Co. Ltd.	16,000	173,203
USS Co. Ltd.	16,240	1,646,171
Valor Co. Ltd.	16,300	271,568
Wakita & Co. Ltd.	27,000	224,103
Yachiyo Bank Ltd. (The)	1,300	31,946
Yahoo! Japan Corp.	1,201	388,580
Yamada Denki Co. Ltd.	9,470	591,517
Yamaya Corp.	2,900	62,015
Yellow Hat Ltd.	5,000	82,820
Yorozu Corp.	6,200	135,131
Zappallas, Inc.	118	151,260

		92,165,733

Luxembourg
APERAM	8,116	150,242
Oriflame Cosmetics SA, SDR	25,344	976,478

		1,126,720

Macau
Sands China Ltd.	203,200	794,164

Malaysia — 0.2%
AMMB Holdings Bhd	370,800	763,750
APM Automotive Holdings Bhd	11,100	16,631
Berjaya Sports Toto Bhd	161,800	230,803
BIMB Holdings Bhd	70,600	54,387
British American Tobacco Malaysia Bhd	19,100	353,009
Coastal Contracts Bhd	90,100	58,528
DiGi.Com Bhd	1,122,000	1,486,966
Hap Seng Plantations Holdings Bhd	33,700	33,772
KLCC Property Holdings Bhd	85,900	95,335
Malton Bhd	170,000	32,463
Maxis Bhd	698,400	1,388,365
Mudajaya Group Bhd	214,600	200,345
Petronas Chemicals Group Bhd	168,100	369,836
Petronas Gas Bhd	38,300	210,534
Sarawak Oil Palms Bhd	33,300	75,002
Ta Ann Holdings Bhd	17,300	35,182
TH Plantations Bhd	47,300	44,004
Tradewinds Malaysia Bhd	22,400	70,121
WTK Holdings Bhd	173,600	85,001
YTL Power International Bhd	1	1

		5,604,035

Marshall Islands
Baltic Trading Ltd.	7,000	29,050

Mauritius
Essar Energy PLC*	74,049	183,938

	Shares	Value
COMMON STOCKS (Continued)
Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	23,800	$590,954
Grupo Famsa SAB de CV (Class A Stock)*	38,300	31,074
Grupo Herdez SAB de CV	67,100	138,985
Grupo Mexico SAB de CV (Series B Stock)	1,210,182	3,821,488
Grupo Modelo SAB de CV (Class C Stock)	49,800	349,158
Industrias Penoles SAB de CV	4,425	214,734
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	1,482,900	3,314,960

		8,461,353

Netherlands — 0.4%
Aegon NV*	35,256	195,796
ASM International NV	54,181	2,084,746
ASML Holding NV	103,877	5,192,534
BE Semiconductor Industries NV	20,935	159,123
BinckBank NV	23,521	255,290
Heijmans NV, CVA	4,590	53,265
Koninklijke Ahold NV	105,469	1,461,506
Koninklijke Boskalis Westminster NV	24,638	925,498
Koninklijke DSM NV	9,326	539,629
Koninklijke KPN NV	16,382	180,209
Nutreco NV	6,919	497,569
Unilever NV, CVA	23,967	815,586
Unilever NV (Coupon), CVA	23,967	—

		12,360,751

New Zealand
Air New Zealand Ltd.	28,501	19,836
Fisher & Paykel Healthcare Corp. Ltd.	65,148	119,489
Nuplex Industries Ltd.	13,058	27,478
Sky Network Television Ltd.	28,682	121,651

		288,454

Norway — 0.5%
Aker Solutions ASA	32,627	552,019
Atea ASA	31,807	383,991
Fred Olsen Energy ASA	62,220	2,439,743
Kvaerner ASA*	104,629	297,641
Marine Harvest ASA	557,937	288,043
SpareBank 1 SMN	5,984	38,459
Statoil ASA	323,119	8,771,974
Telenor ASA	48,253	894,774
TGS Nopec Geophysical Co. ASA	74,376	2,038,736
Yara International ASA	54,124	2,581,339

		18,286,719

Philippines — 0.2%
Aboitiz Power Corp.	601,500	474,924
DMCI Holdings, Inc.	977,100	1,228,913
Manila Water Co., Inc.	489,700	264,610
Philippine Long Distance Telephone Co., ADR	48,400	3,009,996
Rizal Commercial Banking Corp.	68,300	66,654
Semirara Mining Corp.	234,450	1,336,750
Union Bank of Philippines	30,350	73,728

		6,455,575

Poland — 0.2%
Asseco Poland SA	32,548	521,936
Bank Pekao SA	10,872	542,087
Getin Holding SA*	195,082	149,356

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Grupa Lotos SA*	17,618	$154,324
Jastrzebska Spolka Weglowa SA*	34,441	1,046,420
KGHM Polska Miedz SA	59,085	2,719,851
PGE Polska Grupa Energetyczna	177,636	1,102,279
Powszechny Zaklad Ubezpieczen SA	4,776	499,316
Tauron Polska Energia SA	216,340	353,532

		7,089,101

Portugal
Banco BPI SA*	85,266	56,405
Banco Comercial Portugues SA (Class R Stock)*	485,924	90,083
Banco Espirito Santo SA	41,304	75,470

		221,958

Puerto Rico
Oriental Financial Group, Inc.	9,200	111,320
Triple-S Management Corp. (Class B Stock)*	9,800	226,380

		337,700

Russia — 0.1%
CTC Media, Inc.	29,600	344,248
Lukoil OAO, ADR	35,782	2,175,546

		2,519,794

Singapore — 0.5%
Boustead Singapore Ltd.	65,000	44,986
ComfortDelGro Corp. Ltd.	333,000	413,253
First Resources Ltd.	398,000	604,733
Hong Leong Asia Ltd.	144,000	222,807
Jardine Cycle & Carriage Ltd.	137,000	5,262,901
Keppel Corp. Ltd.	132,000	1,154,035
Lippo-Malls Indonesia Retail Trust, REIT	100,000	32,218
M1 Ltd.	239,000	482,924
Sakari Resources Ltd.	973,000	1,803,500
Singapore Post Ltd.	1,054,000	855,240
Singapore Telecommunications Ltd.	212,000	531,244
SMRT Corp. Ltd.	450,000	621,097
Starhill Global, REIT	265,000	134,919
StarHub Ltd.	917,000	2,261,406
Swiber Holdings Ltd.*	147,000	78,350
Ums Holdings Ltd.	462,000	176,413
United Engineers Ltd.	20,000	40,094
UOL Group Ltd.	374,000	1,410,254
Venture Corp. Ltd.	33,000	223,667
Wing Tai Holdings Ltd.	66,000	67,205

		16,421,246

South Africa — 0.6%
ABSA Group Ltd.	11,009	223,883
Adcock Ingram Holdings Ltd.	9,086	69,528
African Rainbow Minerals Ltd.	66,013	1,563,022
Astral Foods Ltd.	6,729	109,650
AVI Ltd.	29,016	175,473
Capital Property Fund	116,770	139,284
Cipla Medpro South Africa Ltd.	253,652	218,238
Coronation Fund Managers Ltd.	221,601	823,312
FirstRand Ltd.	321,445	993,123
Gold Fields Ltd.	63,431	868,238
Kumba Iron Ore Ltd.	38,819	2,662,069
Lewis Group Ltd.	167,261	1,661,490

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
MMI Holdings Ltd.	50,656	$116,949
MTN Group Ltd.	177,993	3,132,918
Net 1 UEPS Technologies, Inc.*	11,800	106,672
Palabora Mining Co. Ltd.	20,528	422,683
Raubex Group Ltd.	22,026	37,327
Reunert Ltd.	99,688	909,681
Sanlam Ltd.	391,552	1,693,612
Sasol Ltd.	37,906	1,830,814
Spar Group Ltd. (The)	26,305	396,924
Vodacom Group Ltd.	98,671	1,391,118
Woolworths Holdings Ltd.	93,855	589,117

		20,135,125

South Korea — 0.5%
AMOREPACIFIC Group.	982	228,372
AtlasBX Co. Ltd.	6,033	130,718
Comtec System Co. Ltd.*	49,000	49,949
Daewon Pharmaceutical Co. Ltd.	16,380	87,896
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	23,000	615,066
Daishin Securities Co. Ltd.*	7,280	71,319
Daou Technology, Inc.	22,160	257,185
Dong-A Pharmaceutical Co. Ltd.	2,703	193,472
Dongbu Insurance Co. Ltd.	15,880	686,047
Dongil Industries Co. Ltd.	386	19,861
Dongkook Industrial Co. Ltd.*	19,460	43,452
Dongkuk Steel Mill Co. Ltd.	7,030	134,327
Dongwon Industries Co. Ltd.	332	55,087
Global & Yuasa Battery Co. Ltd.	1,830	71,065
Hae In Corp.	6,290	28,534
Halla Climate Control Corp.	119,160	2,318,943
Halla Engineering & Construction Corp.	6,560	76,134
Hanil E-Wha Co. Ltd.	24,280	193,503
Hanjin Shipping Holdings Co. Ltd.*	6,670	46,976
Hankook Shell Oil Co. Ltd.	244	46,192
Husteel Co. Ltd.	4,170	95,689
Hwa Shin Co. Ltd.	10,290	105,348
Hynix Semiconductor, Inc.*	14,790	381,808
Hyundai Heavy Industries Co. Ltd.	964	273,532
Hyundai Mipo Dockyard	3,490	418,905
Hyundai Motor Co.	4,460	917,153
Inzi Controls Co. Ltd.	6,720	39,144
Isupetasys Co. Ltd.	27,600	128,616
Kangwon Land, Inc.	26,340	584,662
KC Tech Co. Ltd.	17,040	78,654
Kia Motors Corp.	28,552	1,867,264
Kolon Corp.	3,080	70,405
KT&G Corp.	70,016	4,968,259
Kwang Dong Pharmaceutical Co. Ltd.	10,950	38,947
Kyung Nong Corp.	28,580	79,203
LG Chem Ltd.	2,152	702,740
Lotte Samkang Co. Ltd.	223	93,290
Nexen Corp.	300	15,516
Pyeong Hwa Automotive Co. Ltd.	7,667	113,004
Sam Young Electronics Co. Ltd.	7,190	61,363
Samsung Card Co.	42,260	1,471,389
Samsung Publishing Co. Ltd.	16,120	87,070
Samyang Tongsang Co. Ltd.	2,270	51,989
Sebang Co. Ltd.	4,060	57,332
Sejong Industrial Co. Ltd.	15,860	169,371
Simm Tech Co. Ltd.	11,881	150,472

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
SIMPAC, Inc.	15,500	$81,806
SK Telecom Co. Ltd., ADR	5,100	70,941
SL Corp.	11,170	174,493
STX Corp. Co. Ltd.	8,090	97,818
Tae Kyung Chemical Co. Ltd.	10,160	34,971
Tailim Packaging Industrial Co. Ltd.	50,370	74,018
Youngone Holdings Co. Ltd.	770	38,600

		18,947,870

Spain — 0.4%
Abertis Infraestructuras SA	41,152	700,603
Amadeus IT Holding SA (Class A Stock)	10,885	205,421
Antena 3 de Television SA	27,810	166,165
Banco Bilbao Vizcaya Argentaria SA	26,581	211,538
Banco Espanol de Credito SA	9,308	44,616
Banco Popular Espanol SA	11,526	41,352
Banco Santander SA	4,991	38,408
CaixaBank	48,848	190,170
Duro Felguera SA	43,140	280,201
Enagas SA	223,246	4,296,456
Indra Sistemas SA	14,673	179,804
Mapfre SA	633,494	2,039,577
Prosegur Cia de Seguridad SA	14,577	853,479
Red Electrica Corp. SA	33,226	1,625,871
Repsol YPF SA	20,731	520,079
Sacyr Vallehermoso SA	46,590	141,549
Viscofan SA	17,947	803,054
Vueling Airlines SA*	1	7

		12,338,350

Sweden — 0.3%
Avanza Bank Holding AB	8,899	250,191
Axfood AB	49,122	1,765,654
Betsson AB*	32,829	965,150
Bilia AB (Class A Stock)	19,399	383,388
Billerud AB	56,311	521,335
Boliden AB	27,115	425,836
Getinge AB (Class B Stock)	26,076	742,574
Haldex AB	6,626	43,467
Hexpol AB	13,366	454,571
Intrum Justitia AB	22,527	374,553
Meda AB (Class A Stock)	87,656	836,043
Saab AB (Class B Stock)	20,518	383,018
SKF AB (Class B Stock)	63,830	1,558,171
TeliaSonera AB	85,941	599,371

		9,303,322

Switzerland — 0.7%
ACE Ltd.	51,900	3,799,080
Allied World Assurance Co. Holdings AG	31,400	2,156,238
Baloise Holding AG	4,631	372,963
Ferrexpo PLC	147,188	719,460
Helvetia Holding AG	1,467	544,010
Meyer Burger Technology AG*	17,921	292,827
Novartis AG	48,435	2,680,639
Partners Group Holding AG	6,710	1,308,996
Roche Holding AG	49,048	8,535,993
Swisscom AG	1,502	607,156
Zurich Financial Services AG*	6,528	1,754,395

		22,771,757

	Shares	Value
COMMON STOCKS (Continued)
Taiwan — 0.6%
Ability Enterprise Co. Ltd.	73,000	$72,964
Accton Technology Corp.	229,000	138,496
AMPOC Far-East Co. Ltd.	99,000	101,299
Apex Biotechnology Corp.	59,000	158,122
Asia Polymer Corp.	112,000	145,528
Asustek Computer, Inc.	30,000	283,081
Audix Corp.	71,000	71,687
AV Tech Corp.	58,000	197,496
Avermedia Technologies, Inc.	55,000	51,805
C Sun Manufacturing Ltd.	85,000	65,375
Chicony Electronics Co. Ltd.	112,445	220,970
Chien Kuo Construction Co. Ltd.	66,000	36,226
China Metal Products Co. Ltd.	1	1
China Petrochemical Development Corp.	357,000	403,393
China Steel Chemical Corp.	63,000	298,836
Chinatrust Financial Holding Co. Ltd.	858,000	539,257
Chipbond Technology Corp.	219,000	283,818
Chong Hong Construction Co.	119,040	271,439
Chun Yuan Steel	9,660	4,206
Compal Electronics, Inc.	261,951	294,661
Continental Holdings Corp.	100,000	38,286
CTCI Corp.	444,000	734,873
E Ink Holdings, Inc.	522,000	682,688
Elite Advanced Laser Corp.	16,000	27,810
Entire Technology Co. Ltd.	41,000	68,068
Feng Tay Enterprise Co. Ltd.	19,000	18,154
Formosa Chemicals & Fibre Corp.	217,000	633,770
Formosan Rubber Group, Inc.	315,000	220,925
FSP Technology, Inc.	28,279	26,540
Gigabyte Technology Co. Ltd.	387,000	325,183
Gigastorage Corp.	1,000	832
Grape King Industrial Co.	21,000	34,046
Himax Technologies, Inc., ADR	13,400	27,604
Holiday Entertainment Co. Ltd.	49,000	79,275
HTC Corp.	109,875	2,222,480
Icp Electronics, Inc.	148,000	211,361
LITE-ON IT Corp.	304,349	321,214
Lumax International Corp. Ltd.	45,050	97,993
MPI Corp.	53,000	132,884
MStar Semiconductor, Inc.	99,000	605,448
Nien Hsing Textile Co. Ltd.	173,250	123,270
Pan Overseas Corp.	87,000	78,704
Phihong Technology Co. Ltd.	173,626	246,781
Powertech Technology, Inc.	375,275	731,109
Radiant Opto-Electronics Corp.	115,020	510,516
Raydium Semiconductor Corp.	9,000	27,932
Richtek Technology Corp.	72,000	443,985
ShenMao Technology, Inc.	53,000	74,164
Sigurd Microelectronics Corp.	142,000	117,153
Silitech Technology Corp.	101,360	232,842
Simplo Technology Co. Ltd.	118,970	896,875
Sincere Navigation	135,000	133,790
Sino-American Silicon Products, Inc.	52,200	90,907
Sirtec International Co. Ltd.	84,000	134,049
Soft-World International Corp.	57,285	128,682
Sporton International, Inc.	42,000	97,051
Sunonwealth Electric Machine Industry Co. Ltd.	192,000	141,815
Taiflex Scientific Co. Ltd.	73,000	89,783
Taiwan Prosperity Chemical Corp.	258,000	726,416
Taiwan Secom Co. Ltd.	20,000	41,471

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,900	$563,832
Taiwan Sogo Shin Kong SEC	53,000	50,640
Taiwan Surface Mounting Technology Co. Ltd.	107,300	246,487
Test Research, Inc.	112,290	155,226
Thye Ming Industrial Co. Ltd.	111,000	107,373
Topco Scientific Co. Ltd.	82,740	151,382
Tripod Technology Corp.	323,100	1,083,769
Tsann Kuen Enterprise Co. Ltd.	85,000	203,036
TSRC Corp.	643,900	1,647,138
Ttet Union Corp.	66,000	112,928
Weikeng Industrial Co. Ltd.	90,300	78,629
Wistron Corp.	190,168	286,723
WT Microelectronics Co. Ltd.	63,000	93,706
Zeng Hsing Industrial Co. Ltd.	24,000	93,513

		20,089,771

Thailand — 0.3%
Advanced Info Service PCL, NVDR	580,400	3,461,705
Asian Property Development PCL, NVDR	828,700	163,860
Bangkok Expressway PCL, NVDR	98,600	69,036
Banpu PCL, NVDR	102,750	2,025,024
BEC World PCL, NVDR	317,400	524,713
Delta Electronics Thai PCL, NVDR	297,100	250,392
Electricity Generating PCL, NVDR	16,000	48,233
Hana Microelectronics PCL, NVDR	69,900	49,621
Lanna Resources PCL, NVDR	289,800	274,770
Major Cineplex Group PCL, NVDR	420,000	245,057
Premier Marketing PCL, NVDR	718,100	94,040
Property Perfect PCL, NVDR	3,115,500	131,285
PTT Exploration & Production PCL, NVDR	431,800	2,442,434
TPI Polene PCL, NVDR	285,200	131,275

		9,911,445

Turkey — 0.2%
Bagfas Bandirma Gubre Fabrik	2,147	210,809
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1	1
Ford Otomotiv Sanayi A/S	118,687	1,118,746
Gubre Fabrikalari TAS*	25,366	171,498
Koza Anadolu Metal Madencilik Isletmeleri A/S*	58,346	103,774
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A/S*	67,641	185,583
Pinar SUT Mamulleri Sanayii A/S	11,981	125,033
Soda Sanayii A/S	102,354	209,038
Trakya Cam Sanayi A/S	273,683	425,350
Turk Sise ve Cam Fabrikalari A/S	240,154	456,782
Turk Telekomunikasyon A/S	260,235	1,130,123
Turk Traktor ve Ziraat Makineleri A/S	51,263	1,046,947
Usas Ucak Servisi A/S	31,486	78,613

		5,262,297

United Kingdom — 4.5%
Abcam PLC	31,020	173,160
Aberdeen Asset Management PLC	938,199	3,856,640
Aero Inventory PLC*	16,478	—
AMEC PLC	102,987	1,825,169
Anglo American PLC	39,744	1,485,632
Antofagasta PLC	150,116	2,766,053

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Ashmore Group PLC	313,249	$1,841,315
AstraZeneca PLC	214,167	9,519,675
BAE Systems PLC	147,900	709,456
Balfour Beatty PLC	102,774	469,321
Barclays PLC	140,589	529,008
BG Group PLC	21,488	497,675
BHP Billiton PLC	140,483	4,286,170
BP PLC	340,568	2,519,672
British American Tobacco PLC	78,735	3,967,604
British Sky Broadcasting Group PLC	18,926	204,638
Brown (N) Group PLC	43,784	162,474
BT Group PLC	69,024	249,953
Capita PLC	161,868	1,896,486
Carillion PLC	41,188	196,585
Centrica PLC	122,975	622,349
Chemring Group PLC	82,198	535,760
Cineworld Group PLC	3,661	12,722
Close Brothers Group PLC	30,050	377,307
Cobham PLC	631,783	2,315,123
Compass Group PLC	229,428	2,405,471
Cranswick PLC	13,541	174,352
Dairy Crest Group PLC	9,832	52,384
DHT Holdings, Inc.	27,300	26,208
Domino Printing Sciences PLC	6,980	62,298
Drax Group PLC	195,223	1,700,239
Electrocomponents PLC	181,643	719,948
EnQuest PLC*	835,540	1,685,246
Eurasian Natural Resources Corp. PLC	280,911	2,662,184
Evraz PLC*	31,634	186,960
Fidessa Group PLC	12,179	322,397
FirstGroup PLC	35,803	136,122
Gem Diamonds Ltd.*	11,156	48,803
GlaxoSmithKline PLC	237,771	5,311,056
Greene King PLC	49,668	407,545
Greggs PLC	41,259	343,495
Gulfsands Petroleum PLC*	63,074	148,807
Halfords Group PLC	253,042	1,257,115
Halma PLC	242,133	1,474,021
Hargreaves Lansdown PLC	170,337	1,327,114
HICL Infrastructure Co. Ltd. (Class C Stock)*	742,761	1,222,194
Highland Gold Mining Ltd.	127,867	270,480
Hill & Smith Holdings PLC	13,315	71,346
Home Retail Group PLC	88,929	162,155
HSBC Holdings PLC, (XHKG)	249,600	2,201,724
HSBC Holdings PLC, (XLON)	584,557	5,187,336
ICAP PLC	99,892	627,600
IG Group Holdings PLC	313,204	2,254,347
IMI PLC	99,316	1,544,863
Inmarsat PLC	285,158	2,099,460
International Personal Finance PLC	25,858	110,885
Interserve PLC	54,950	256,029
Investec PLC	21,070	128,840
J. Sainsbury PLC	48,715	242,562
Jardine Lloyd Thompson Group PLC	11,706	130,784
Keller Group PLC	12,023	84,807
Legal & General Group PLC	1,537,609	3,214,419
Lloyds Banking Group PLC*	264,194	142,006
Marks & Spencer Group PLC	104,630	634,273
Micro Focus International PLC	128,680	973,539
Mitie Group PLC	518,829	2,319,461

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Mondi PLC	47,367	$446,623
National Grid PLC	24,632	248,408
Next PLC	98,038	4,677,661
Petrofac Ltd.	66,838	1,860,175
Playtech Ltd.	9,000	52,435
Premier Farnell PLC	273,538	938,920
Provident Financial PLC	20,176	369,829
Prudential PLC	404,456	4,835,746
PZ Cussons PLC	25,624	122,833
QinetiQ Group PLC	140,779	358,703
Reckitt Benckiser Group PLC	167,003	9,437,326
Renishaw PLC	9,808	208,647
Restaurant Group PLC	41,889	198,390
Rio Tinto PLC	59,359	3,271,771
Royal Dutch Shell PLC (Class A Stock), (XEQT)	103,644	3,628,556
Royal Dutch Shell PLC (Class A Stock), (XLON)	197,455	6,896,081
RPC Group PLC	36,490	214,784
Sage Group PLC (The)	265,162	1,268,977
Smith & Nephew PLC	161,755	1,639,024
Spectris PLC	59,484	1,715,445
Spirax-Sarco Engineering PLC	18,446	616,342
SSE PLC	76,414	1,624,351
Standard Chartered PLC	119,769	2,988,478
Standard Life PLC	646,044	2,373,581
Tesco PLC	702,469	3,707,850
Unilever PLC	154,491	5,100,279
Valiant Petroleum PLC*	13,206	110,261
Vedanta Resources PLC	20,542	403,480
Victrex PLC	12,899	278,529
Vodafone Group PLC	549,206	1,512,688
Weir Group PLC (The)	10,275	289,909
WH Smith PLC	138,710	1,209,164
Willis Group Holdings PLC	60,000	2,098,800
WM Morrison Supermarkets PLC	608,720	2,901,448

		152,956,316

United States — 17.1%
1st Source Corp.	7,900	193,313
3M Co.	44,100	3,934,161
Abbott Laboratories	80,800	4,952,232
ACI Worldwide, Inc.*	6,200	249,674
ADTRAN, Inc.	44,100	1,375,479
Advance Auto Parts, Inc.	19,400	1,718,258
Advanced Energy Industries, Inc.*	16,200	212,544
Aeropostale, Inc.*	36,250	783,725
Aetna, Inc.	97,200	4,875,552
Aflac, Inc.	144,100	6,627,159
Alliance Resource Partners LP(a)	45,500	2,734,550
Allstate Corp. (The)	100	3,292
Almost Family, Inc.*	10,400	270,504
Altria Group, Inc.	16,500	509,355
Amerco, Inc.	2,500	263,775
American Financial Group, Inc.	51,000	1,967,580
AmerisourceBergen Corp.	122,900	4,876,672
AmSurg Corp.*	26,800	749,864
Amtech Systems, Inc.*	6,600	54,978
AmTrust Financial Services, Inc.	54,000	1,451,520
Analog Devices, Inc.	69,500	2,807,800
Ancestry.com, Inc.*(a)	25,600	582,144

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Annaly Capital Management, Inc., REIT	13,200	$208,824
Aon Corp.	21,800	1,069,508
Apache Corp.	65,200	6,548,688
Apollo Group, Inc. (Class A Stock)*(a)	85,400	3,299,856
Apple, Inc.*	9,900	5,934,753
Applied Materials, Inc.	93,000	1,156,920
AptarGroup, Inc.	20,900	1,144,693
Arlington Asset Investment Corp. (Class A Stock)	2,600	57,720
Arrow Electronics, Inc.*	14,100	591,777
Arthur J Gallagher & Co.	35,200	1,258,048
Ascena Retail Group, Inc.*	29,800	1,320,736
AT&T, Inc.	13,200	412,236
Atmel Corp.*	72,300	712,878
Atwood Oceanics, Inc.*(a)	23,100	1,036,959
Automatic Data Processing, Inc.	7,200	397,368
Avista Corp.	18,500	473,230
Avnet, Inc.*	16,100	585,879
Avon Products, Inc.	205,600	3,980,416
AVX Corp.	18,400	243,984
AXT, Inc.*	16,200	102,870
Bank of Hawaii Corp.	9,400	454,490
Bank of the Ozarks, Inc.	19,100	597,066
Baxter International, Inc.	69,400	4,148,732
Becton, Dickinson and Co.	107,700	8,362,905
Best Buy Co., Inc.(a)	91,400	2,164,352
BGC Partners, Inc. (Class A Stock)(a)	45,200	334,028
BMC Software, Inc.*	65,600	2,634,496
BOK Financial Corp.	34,800	1,958,544
BP Prudhoe Bay Royalty Trust(a)	11,900	1,489,999
Bridgepoint Education, Inc.*(a)	69,400	1,717,650
Bristol-Myers Squibb Co.	285,600	9,639,000
Brooks Automation, Inc.	6,800	83,844
Buckle, Inc. (The)(a)	25,700	1,231,030
C&J Energy Services, Inc.*(a)	14,400	256,176
CA, Inc.	174,100	4,798,196
CACI International, Inc. (Class A Stock)*(a)	35,500	2,211,295
Calamos Asset Management, Inc. (Class A Stock)	10,900	142,899
Campbell Soup Co.(a)	98,800	3,344,380
Capella Education Co.*	13,700	492,515
Capital One Financial Corp.	28,700	1,599,738
Capstead Mortgage Corp., REIT	22,600	296,286
Career Education Corp.*	63,200	509,392
Cash America International, Inc.(a)	22,700	1,088,011
Cato Corp. (The) (Class A Stock)	14,600	403,544
CBOE Holdings, Inc.	31,200	886,704
CEC Entertainment, Inc.	12,800	485,248
CenturyLink, Inc.	22,700	877,355
Ceradyne, Inc.	9,100	296,296
CF Industries Holdings, Inc.	23,100	4,219,215
Chemed Corp.	32,400	2,030,832
Chesapeake Energy Corp.(a)	17,400	403,158
Chevron Corp.	79,851	8,563,221
CIGNA Corp.	25,000	1,231,250
Cimarex Energy Co.	17,700	1,335,819
Citigroup, Inc.	116,870	4,271,599
City Holding Co.	2,400	83,328
Cliffs Natural Resources, Inc.(a)	51,000	3,532,260
Clorox Co. (The)	36,200	2,488,750
CNA Financial Corp.	53,000	1,554,490

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CNO Financial Group, Inc.*	148,300	$1,153,774
Coca-Cola Co. (The)	67,300	4,980,873
Coinstar, Inc.*(a)	10,700	679,985
Colgate-Palmolive Co.	53,400	5,221,452
Columbia Laboratories, Inc.*(a)	143,200	101,672
Commerce Bancshares, Inc.	52,330	2,120,412
Community Bank System, Inc.	51,500	1,482,170
Community Trust Bancorp, Inc.	3,100	99,417
ConocoPhillips	29,500	2,242,295
Consolidated Communications Holdings, Inc.(a)	11,900	233,597
Consolidated Edison, Inc.	16,500	963,930
Contango Oil & Gas Co.*	6,600	388,806
Convergys Corp.*	13,500	180,225
Corn Products International, Inc.	8,600	495,790
Coventry Health Care, Inc.	12,100	430,397
CSX Corp.	128,000	2,754,560
Cubic Corp.	6,000	283,680
Cullen/Frost Bankers, Inc.(a)	43,000	2,502,170
Cummins, Inc.	26,100	3,133,044
CVB Financial Corp.	105,700	1,240,918
CVR Energy, Inc.*	15,700	419,975
Darden Restaurants, Inc.	35,900	1,836,644
Darling International, Inc.*	122,000	2,125,240
DDi Corp.	20,400	248,880
Dell, Inc.*	294,600	4,890,360
Denbury Resources, Inc.*	18,700	340,901
Depomed, Inc.*	35,900	224,734
Devon Energy Corp.	17,400	1,237,488
DeVry, Inc.	47,000	1,591,890
Diamond Offshore Drilling, Inc.	33,100	2,209,425
Digital Generation, Inc.*	17,700	180,717
DIRECTV (Class A Stock)*	12,100	597,014
Discover Financial Services	138,500	4,617,590
Dolby Laboratories, Inc. (Class A Stock)*	20,100	765,006
Dorchester Minerals LP	4,500	118,170
Douglas Dynamics, Inc.	9,000	123,750
Dover Corp.	20,700	1,302,858
DSW, Inc. (Class A Stock)	6,400	350,528
DTE Energy Co.	3,200	176,096
Eaton Vance Corp.	13,800	394,404
Ebix, Inc.(a)	29,400	680,904
Electro Rent Corp.	1,900	34,979
Eli Lilly & Co.	244,300	9,837,961
Emerson Electric Co.	59,000	3,078,620
Encore Capital Group, Inc.*	9,000	202,950
Endo Pharmaceuticals Holdings, Inc.*	39,100	1,514,343
Energen Corp.	4,700	231,005
Ensign Group, Inc. (The)	18,700	507,892
Entegris, Inc.*	9,300	86,862
Entergy Corp.	6,000	403,200
Erie Indemnity Co. (Class A Stock)	13,200	1,028,808
Exelon Corp.	7,798	305,760
Express Scripts, Inc.*(a)	33,100	1,793,358
Express, Inc.*(a)	35,200	879,296
Exxon Mobil Corp.	96,200	8,343,426
EZCORP, Inc. (Class A Stock)*	8,800	285,604
FBL Financial Group, Inc. (Class A Stock)	18,400	620,080
Fifth Third Bancorp	62,700	880,935
First Community Bancshares, Inc.	2,000	26,720
First Defiance Financial Corp.	1,500	25,290

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
First Financial Bankshares, Inc.(a)	24,800	$873,208
Five Star Quality Care, Inc.*	24,000	81,840
Forest Laboratories, Inc.*	108,000	3,746,520
Franklin Resources, Inc.	15,600	1,934,868
Freeport-McMoRan Copper & Gold, Inc.	98,000	3,727,920
GameStop Corp. (Class A Stock)(a)	18,900	412,776
Gap, Inc. (The)	70,200	1,835,028
General Dynamics Corp.	96,500	7,081,170
General Mills, Inc.	18,700	737,715
Genworth Financial, Inc. (Class A Stock)*	48,400	402,688
Gilead Sciences, Inc.*	107,600	5,256,260
Global Payments, Inc.	12,500	593,375
Goldman Sachs Group, Inc. (The)	37,900	4,713,623
Graco, Inc.	18,300	970,998
Great Northern Iron Ore Properties	1,400	134,456
Great Southern Bancorp, Inc.	1,600	38,400
Green Plains Renewable Energy, Inc.*	16,000	172,640
GT Advanced Technologies, Inc.*(a)	75,300	622,731
Guess?, Inc.	50,500	1,578,125
H&R Block, Inc.	29,400	484,218
H.J. Heinz Co.	57,500	3,079,125
Halliburton Co.	46,100	1,530,059
Harris Corp.(a)	81,200	3,660,496
Hartford Financial Services Group, Inc. (The)	9,000	189,720
HCC Insurance Holdings, Inc.	66,800	2,082,156
Healthcare Services Group, Inc.	12,900	274,383
Helmerich & Payne, Inc.(a)	23,400	1,262,430
Hewlett-Packard Co.	37,700	898,391
hhgregg, Inc.*(a)	16,100	183,218
HickoryTech Corp.	1,500	15,510
Hillenbrand, Inc.	14,500	332,775
Hi-Tech Pharmacal Co., Inc.*	10,900	391,637
Hollyfrontier Corp.	95,200	3,060,680
Horace Mann Educators Corp.	18,500	325,970
Hormel Foods Corp.	121,600	3,589,632
Hudson City Bancorp, Inc.	347,400	2,539,494
Humana, Inc.	28,800	2,663,424
Huntington Bancshares, Inc.	411,500	2,654,175
Illinois Tool Works, Inc.	20,700	1,182,384
Ingles Markets, Inc. (Class A Stock)	1,900	33,516
Integrated Silicon Solution, Inc.*	10,500	117,180
Intel Corp.	223,000	6,268,530
International Business Machines Corp.	22,700	4,736,355
International Paper Co.	7,000	245,700
Intersections, Inc.	7,200	92,016
INTL. FCStone, Inc.*	4,200	88,620
ITT Educational Services, Inc.*(a)	28,100	1,858,534
IXYS Corp.*	13,700	180,840
j2 Global, Inc.	50,200	1,439,736
Jabil Circuit, Inc.	9,700	243,664
JDA Software Group, Inc.*	19,100	524,868
Johnson & Johnson	138,900	9,161,844
Joy Global, Inc.	10,000	735,000
JPMorgan Chase & Co.	106,400	4,892,272
Kemet Corp.*	17,700	165,672
KeyCorp.	309,700	2,632,450
Kimberly-Clark Corp.	46,300	3,421,107
KLA-Tencor Corp.	77,600	4,222,992
Kohl’s Corp.	11,600	580,348
Kroger Co. (The)	40,700	986,161

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kronos Worldwide, Inc.(a)	56,600	$1,411,604
Kulicke & Soffa Industries, Inc.*	40,500	503,415
L-3 Communications Holdings, Inc.	9,500	672,315
Laboratory Corp. of America Holdings*	34,200	3,130,668
Lam Research Corp.*(a)	9,300	414,966
LeCroy Corp.*	4,400	45,716
Lexmark International, Inc. (Class A Stock)	31,600	1,050,384
Life Partners Holdings, Inc.	21,000	85,470
Limited Brands, Inc.(a)	54,800	2,630,400
Lincare Holdings, Inc.(a)	95,900	2,481,892
Lincoln Educational Services Corp.	20,800	164,528
Lincoln National Corp.	28,200	743,352
Linear Technology Corp.	56,800	1,914,160
Littelfuse, Inc.	14,200	890,340
Lockheed Martin Corp.(a)	63,500	5,706,110
Lorillard, Inc.	72,353	9,368,266
Lumos Networks Corp.	5,950	64,022
Magellan Health Services, Inc.*	8,000	390,480
Main Street Capital Corp.(a)	16,600	408,858
Mantech International Corp. (Class A Stock)(a)	36,200	1,247,452
Marathon Oil Corp.	77,600	2,459,920
Marsh & McLennan Cos., Inc.	94,100	3,085,539
Mattel, Inc.	92,100	3,100,086
Maxim Integrated Products, Inc.	68,500	1,958,415
MAXIMUS, Inc.	17,700	719,859
McCormick & Co., Inc.(a)	58,500	3,184,155
McDonald’s Corp.	7,800	765,180
McGraw-Hill Cos., Inc. (The)	56,200	2,724,014
Meadowbrook Insurance Group, Inc.	9,200	85,836
MEDNAX, Inc.*(a)	20,900	1,554,333
Medtronic, Inc.	232,300	9,103,837
Merck & Co., Inc.	131,200	5,038,080
Meredith Corp.(a)	13,500	438,210
Metals USA Holdings Corp.*	9,000	129,690
MetLife, Inc.	11,900	444,465
Microchip Technology, Inc.(a)	47,800	1,778,160
Microsoft Corp.	234,900	7,575,525
Miller Industries, Inc.	5,000	84,600
Momenta Pharmaceuticals, Inc.*	43,100	660,292
Morgan Stanley	133,400	2,619,976
Mosaic Co. (The)	33,500	1,852,215
Murphy Oil Corp.	45,500	2,560,285
NACCO Industries, Inc. (Class A Stock)	1,300	151,281
Nash Finch Co.	3,100	88,102
National Healthcare Corp.	1,200	54,672
National Presto Industries, Inc.(a)	1,900	144,134
National Western Life Insurance Co. (Class A Stock)	300	41,061
Natural Resource Partners LP.	26,400	633,336
NBT Bancorp, Inc.	4,000	88,320
NCI, Inc. (Class A Stock)*	2,000	12,780
Netgear, Inc.*	10,100	385,820
NeuStar, Inc. (Class A Stock)*	33,300	1,240,425
NewMarket Corp.	6,000	1,124,400
Newmont Mining Corp.	28,100	1,440,687
Newport Corp.*	5,100	90,372
NextEra Energy, Inc.	8,100	494,748
Norfolk Southern Corp.	17,800	1,171,774
Northern Trust Corp.	44,200	2,097,290
Northrop Grumman Corp.	17,000	1,038,360

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
NTELOS Holdings Corp.	5,950	$123,165
Occidental Petroleum Corp.	60,400	5,751,892
Oceaneering International, Inc.	7,600	409,564
Omega Protein Corp.*	18,600	141,546
Omnivision Technologies, Inc.*	7,200	144,000
Oracle Corp.	116,100	3,385,476
Park National Corp.(a)	5,500	380,435
Parker Hannifin Corp.	28,900	2,443,495
Patterson Cos., Inc.	69,000	2,304,600
Patterson-UTI Energy, Inc.	15,600	269,724
Paychex, Inc.	54,100	1,676,559
PC Connection, Inc.	3,700	30,414
PDL BioPharma, Inc.	55,100	349,885
PepsiCo, Inc.	77,000	5,108,950
PetMed Express, Inc.	25,800	319,404
PetSmart, Inc.	26,600	1,522,052
Pfizer, Inc.	136,500	3,093,090
Philip Morris International, Inc.	70,200	6,220,422
Phoenix Cos. Inc. (The)*	33,800	82,810
Photronics, Inc.*(a)	13,300	88,445
Pitney Bowes, Inc.(a)	22,900	402,582
Plains All American Pipeline LP	19,600	1,537,620
PNC Financial Services Group, Inc.	77,500	4,997,975
Portfolio Recovery Associates, Inc.*(a)	20,300	1,455,916
Portland General Electric Co.	35,500	886,790
Power-One, Inc.*	40,200	182,910
PPG Industries, Inc.	22,100	2,117,180
PPL Corp.	13,000	367,380
Primerica, Inc.	86,100	2,170,581
Principal Financial Group, Inc.	37,600	1,109,576
ProAssurance Corp.	22,200	1,956,042
Progress Software Corp.*	17,600	415,712
Protective Life Corp.	28,600	847,132
PS Business Parks, Inc., REIT	12,600	825,804
PSS World Medical, Inc.*(a)	33,700	853,958
Public Service Enterprise Group, Inc.	24,400	746,884
QLogic Corp.*(a)	69,700	1,237,872
Quest Diagnostics, Inc.	14,800	905,020
Raytheon Co.	17,000	897,260
Renasant Corp.	11,000	179,080
Rent-A-Center, Inc.	7,300	275,575
Republic Bancorp, Inc. (Class A Stock)	7,200	172,224
Reynolds American, Inc.	38,600	1,599,584
RLI Corp.	15,700	1,124,748
Rockwell Collins, Inc.	41,800	2,406,008
Ross Stores, Inc.	13,600	790,160
RPC, Inc.(a)	150,000	1,591,500
Rubicon Technology, Inc.*(a)	8,400	87,612
Rudolph Technologies, Inc.*	100	1,111
SAIC, Inc.*(a)	48,000	633,600
Sandy Spring Bancorp, Inc.	2,300	41,791
Sauer-Danfoss, Inc.	7,800	366,600
SCANA Corp.(a)	4,300	196,123
Seaboard Corp.*	248	483,848
Seagate Technology International	8,900	239,900
Skyworks Solutions, Inc.*	15,700	434,105
Southern Co. (The)	25,700	1,154,701
Southside Bancshares, Inc.	7,800	172,380
Spirit Airlines, Inc.*	52,800	1,059,696
St. Jude Medical, Inc.	69,200	3,066,252
StanCorp Financial Group, Inc.(a)	17,000	695,980

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Standard Motor Products, Inc.	17,300	$306,902
State Street Corp.	44,000	2,002,000
Steel Dynamics, Inc.	34,100	495,814
STERIS Corp.	60,600	1,916,172
Strayer Education, Inc.(a)	16,300	1,536,764
Stryker Corp.	59,400	3,295,512
Sunoco Logistics Partners LP	17,600	665,456
Superior Industries International, Inc.(a)	7,600	148,504
SYKES Enterprises, Inc.*	6,800	107,440
Symetra Financial Corp.	67,400	777,122
SYNNEX Corp.*(a)	18,100	690,334
Syntel, Inc.	8,500	476,000
Sysco Corp.	47,200	1,409,392
T. Rowe Price Group, Inc.	25,100	1,639,030
Takashimaya Co. Ltd.	11,400	132,126
TAL International Group, Inc.	10,700	392,797
TC Pipelines LP	11,700	526,032
TD Ameritrade Holding Corp.	84,000	1,658,160
Tech Data Corp.*(a)	6,400	347,264
TeleNav, Inc.*	4,100	28,782
Terra Nitrogen Co. LP(a)	11,100	2,786,100
Tessco Technologies, Inc.	7,500	191,025
Tompkins Financial Corp.	3,700	148,222
Trustco Bank Corp.	55,800	318,618
Trustmark Corp.(a)	20,600	514,588
Tupperware Brands Corp.	20,100	1,276,350
Tutor Perini Corp.*	8,000	124,640
UGI Corp.	14,600	397,850
Ultra Clean Holdings*	13,400	101,036
Union Pacific Corp.	20,800	2,235,584
UniSource Energy Corp.	5,500	201,135
Unisys Corp.*(a)	15,600	307,632
United Online, Inc.	14,800	72,372
United Parcel Service, Inc. (Class B Stock)	20,100	1,622,472
United Technologies Corp.	45,800	3,798,652
United Therapeutics Corp.*	39,800	1,875,774
UnitedHealth Group, Inc.	98,800	5,823,272
Unitil Corp.	2,500	67,075
Universal Corp.	7,300	340,180
Universal Health Services, Inc. (Class B Stock)	14,100	590,931
Universal Insurance Holdings, Inc.	5,600	21,784
Univest Corp. of Pennsylvania	3,900	65,442
Unum Group	34,500	844,560
US Physical Therapy, Inc.	4,800	110,640
USA Mobility, Inc.	21,800	303,674
USANA Health Sciences, Inc.*(a)	4,400	164,252
VAALCO Energy, Inc.*	29,300	276,885
Valero Energy Corp.	19,300	497,361
Vector Group Ltd.(a)	35,000	620,200
Vectren Corp.	26,300	764,278
Veeco Instruments, Inc.*(a)	7,000	200,200
Verizon Communications, Inc.	41,000	1,567,430
Viacom, Inc. (Class B Stock)	33,300	1,580,418
Vishay Intertechnology, Inc.*(a)	19,700	239,552
Waddell & Reed Financial, Inc. (Class A Stock)	54,000	1,750,140
Walgreen Co.	172,100	5,763,629
Wal-Mart Stores, Inc.	79,200	4,847,040
WellPoint, Inc.	13,300	981,540
Wells Fargo & Co.	115,500	3,943,170

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
WesBanco, Inc.	4,400	$88,616
Westamerica Bancorporation(a)	19,900	955,200
Xcel Energy, Inc.	9,300	246,171
Xilinx, Inc.	49,500	1,803,285
Zebra Technologies Corp. (Class A Stock)*	19,200	790,656
Zions Bancorporation(a)	11,000	236,060

		587,184,646

TOTAL COMMON STOCKS
(cost $1,273,064,049)		1,316,973,790

EXCHANGE TRADED FUNDS — 10.3%
iShares Dow Jones US Real Estate Index Fund(a)	830,121	51,708,237
iShares Gold Trust*	5,430,864	88,360,157
iShares iBoxx Investment Grade Corporate Bond Fund	889,106	102,869,564
iShares S&P 500 Index Fund(a)	608,881	85,980,086
SPDR Barclays Capital High Yield Bond	433,964	17,085,163
SPDR Gold Trust*	49,678	8,054,791

TOTAL EXCHANGE TRADED FUNDS
(cost $336,232,979)		354,057,998

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
AES Tiete SA (PRFC)	71,800	1,089,518
Banco do Estado do Rio Grande do Sul (PRFC B Shares)	36,800	397,342
Bradespar SA (PRFC)	15,600	296,455
Cia de Bebidas das Americas (PRFC), ADR	21,000	867,720
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	15,500	530,606
Randon Participacoes SA (PRFC)	43,400	279,831
Vale SA (PRFC)(a)	35,800	812,302

		4,273,774

Germany — 0.1%
Draegerwerk AG & Co. KGaA (PRFC)	5,146	576,513
Fuchs Petrolub AG (PRFC)	17,938	1,004,211
Hugo Boss AG (PRFC)	3,177	366,178
Volkswagen AG (PRFC)	5,706	1,003,396

		2,950,298

Norway
SpareBank 1 SR Bank ASA (PRFC)	3,000	21,599

TOTAL PREFERRED STOCKS
(cost $6,740,020)		7,245,671

	Units
RIGHTS*
Hong Kong
Xiwang Sugar Holdings Co. Ltd., expiring 04/24/12	214,200	—

United Kingdom
DHT Holdings, Inc., expiring 04/27/12	27,300	7,098

TOTAL RIGHTS
(cost $ — )		7,098

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS — 11.9%
Credit Suisse Commodity Return Strategy Fund (Common Shares)	4,094,957	$33,824,348
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,878,987	85,493,892
Heartland Value Plus Fund (Retail Shares)	378,581	11,497,496
Heartland Value Plus Fund (Institutional Shares)	1,907,975	57,926,128
MFS Emerging Markets Debt Fund (Institutional Shares)	1,129,965	17,141,570
PIMCO Emerging Local Bond Fund (Institutional Shares)*	3,188,229	34,273,457
PIMCO Emerging Markets Bond Fund United States (Institutional Shares)*	9,962,349	116,260,611
T. Rowe Price Institutional High Yield Fund (Institutional Shares)	5,413,134	51,370,640

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $387,533,931)		407,788,142

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Bavarian Sky SA (Luxembourg),
Series 2, Class A
1.327%(c)	01/15/18	AAA(d)	EUR	512	684,131
Business Mortgage Finance PLC (United Kingdom),
Series 1, Class M
3.890%(c)	07/20/36	Aa2	GBP	284	436,800
Chester Asset Receivables Dealings (United Kingdom),
Series 2004-1, Class A
1.266%(c)	04/15/16	Aaa	GBP	2,380	3,721,723
Geldilux (Luxembourg),
Series 2007-TS, Class A
1.656%(c)	09/08/14	A(d)	EUR	2,800	3,732,408
Lambda Finance BV (Netherlands),
Series 2005-1A, Class A3, 144A
0.733%(c)	11/15/29	Aaa		$442	435,304
Series 2005-1X, Class A2
1.704%(c)	11/15/29	Aaa	EUR	426	559,293
Series 2007-1A, Class A3
0.624%(c)	09/20/31	Aaa		2,172	2,077,430
Series 2007-1X, Class A3
0.713%(c)	09/20/31	Aaa		448	434,568
Paragon Personal and Auto Finance (United Kingdom),
Series 3, Class C1
2.167%(c)	04/15/36	A2	GBP	2,268	3,109,925
Stichting DFM Vehicle Loans Securitisation 2005 (Netherlands),
Series 2005-1, Class B1
1.329%(c)	08/18/18	Aaa	EUR	1,846	2,448,558
Turbo Finance (United Kingdom),
Series 2012-1, Class A
2.189%(c)	02/20/19	Aaa	GBP	800	1,276,427

TOTAL ASSET-BACKED SECURITIES (cost $19,404,488)					18,916,567

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
DECO Series (Ireland),
Series 2007-E6X, Class A3
1.798%(c)	04/27/18	A+(d)	EUR	3,360	3,593,100
Series 2012-MHLX, Class A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.223%(c)	07/28/21		AAA(d)	GBP	2,000	$3,108,045
Epic PLC (Ireland),
Series CULZ, Class A
1.154%(c)	10/20/19		Aaa	GBP	87	137,463
Opera Finance PLC (Ireland),
Series GER3, Class B
1.815%(c)	01/25/22		A+(d)	EUR	1,500	1,550,434
Quality Parking BV (Netherlands),
Series 2007-1, Class A
1.757%(c)	10/04/16		AAA(d)	EUR	3,500	4,282,866
Quokka Finance PLC (Ireland),
Series 2006-1, Class A
1.677%(c)	09/01/16		Aaa	EUR	2,935	3,434,456
Real Estate Capital PLC (United Kingdom),
Series 3, Class A
1.167%(c)	07/15/16		AA-(d)	GBP	2,429	3,574,344
Windermere CMBS PLC (Luxembourg),
Series IX-X, Class A1
1.206%(c)	08/22/16		Aa2	EUR	2,365	2,981,105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,162,716)						22,661,813

CORPORATE BONDS — 19.5%
Australia — 0.2%
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.375%	02/01/16	(a)	B1		$530	528,675
7.000%	11/01/15		B1		600	612,000
8.250%	11/01/19	(a)	B1		720	756,000
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		A3		825	1,065,916
9.000%	05/01/19		A3		595	803,922
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		A3		1,385	1,387,535
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.250%	11/19/12		Aa2		1,070	1,081,431

						6,235,479

Austria
PE Paper Escrow GmbH,
Sr. Sec’d. Notes, 144A
12.000%	08/01/14		Ba2		210	227,850
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	Ba2		1,100	1,028,500

						1,256,350

Bermuda — 0.1%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18	(a)	Caa1		650	718,250
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17	(a)	B1		735	777,263

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Bermuda (cont’d.)
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38		Baa2	$960	$1,079,546

					2,575,059

Brazil
Banco Bradesco SA,
Sub. Notes, 144A
5.750%	03/01/22	(a)	Baa1	1,090	1,097,085
OGX Austria GmbH,
Gtd. Notes, 144A
8.375%	04/01/22		B1	400	404,000

					1,501,085

Canada — 1.9%
Agrium, Inc.,
Sr. Unsec’d. Notes
6.125%	01/15/41		Baa2	2,035	2,353,596
6.750%	01/15/19		Baa2	415	498,030
Air Canada,
Sr. Sec’d. Notes, 144A
9.250%	08/01/15	(a)	B1	730	711,750
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18		Aaa	2,510	2,537,552
Bank of Nova Scotia,
Covered Bonds, 144A
1.050%	03/20/15		Aaa	13,105	13,112,535
Sr. Unsec’d. Notes
2.550%	01/12/17	(a)	Aa1	2,060	2,112,050
Barrick Gold Corp.,
Sr. Unsec’d. Notes
1.750%	05/30/14		Baa1	1,050	1,062,965
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20		Ba2	1,025	1,142,875
Caisse Centrale Desjardins du Quebec,
Covered Bonds, 144A
1.600%	03/06/17		Aaa	7,490	7,420,732
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.600%	07/02/15		Aaa	3,325	3,476,976
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
3.450%	11/15/21	(a)	Baa1	3,590	3,640,479
Fairfax Financial Holdings Ltd.,
Sr. Notes, 144A
5.800%	05/15/21		Baa3	2,395	2,285,925
National Bank of Canada,
Covered Bonds, 144A
2.200%	10/19/16		Aaa	5,060	5,140,302
PetroBakken Energy Ltd.,
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20		Caa1	320	333,600
Precision Drilling Corp.,
Gtd. Notes
6.625%	11/15/20	(a)	Ba2	145	151,888

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Royal Bank of Canada,
Covered Bonds, 144A
3.125%	04/14/15	(a)	Aaa	$6,645	$7,034,556
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.850%	06/01/39		Baa2	1,445	1,885,783
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	02/01/38		Baa2	250	274,093
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	(a)	Aaa	7,515	7,434,928
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14	(a)	Aa1	1,145	1,150,049
Videotron Ltee,
Gtd. Notes, 144A
5.000%	07/15/22		Ba1	495	490,050

					64,250,714

Cayman Islands — 0.2%
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes
11.500%	08/01/15		B3	915	1,006,500
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	(a)	BB	720	763,200
Seagate HDD Cayman,
Gtd. Notes
7.750%	12/15/18		Ba1	785	859,575
Gtd. Notes, 144A
7.000%	11/01/21	(a)	Ba1	350	376,250
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		Baa2	2,095	2,103,485
6.875%	11/10/39		Baa2	2,020	2,359,602
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		Baa2	1,170	1,275,545

					8,744,157

Curacao — 0.1%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.400%	11/10/16		A3	2,510	2,570,363

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	(a)	A2	3,370	3,323,386

France — 0.2%
BNP Paribas SA,
Bank Gtd. Notes
3.250%	03/11/15		Aa3	1,320	1,332,675
EDF SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19	(a)	Aa3	1,230	1,438,179
Total Capital SA,
Gtd. Notes
2.300%	03/15/16	(a)	Aa1	1,170	1,183,164

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Vivendi SA,
Sr. Unsec’d. Notes, 144A
5.750%	04/04/13	Baa2	$2,705	$2,805,867

				6,759,885

Germany — 0.1%
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20	Aaa	3,035	3,102,268

Ireland — 0.1%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20(a)	B3	200	214,500
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18(a)	B	615	584,250
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	Baa3	1,915	2,029,149
XL Group PLC,
Sr. Unsec’d. Notes
5.250%	09/15/14	Baa2	545	577,317

				3,405,216

Liberia
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
11.875%	07/15/15(a)	Ba2	745	905,175

Luxembourg — 0.3%
Codere Finance Luxembourg SA,
Gtd. Notes, 144A
9.250%	02/15/19(a)	B2	780	785,644
Intelsat Luxembourg SA,
Gtd. Notes
11.250%	02/04/17(a)	Caa3	1,165	1,211,600
Gtd. Notes, PIK
11.500%	02/04/17(a)	Caa3	495	514,800
Gtd. Notes, PIK, 144A
11.500%	02/04/17	Caa3	470	484,100
Sberbank of Russia Via SB Capital SA,
Sr. Notes, 144A
4.950%	02/07/17(a)	A3	2,925	2,990,623
Telecom Italia Capital SA,
Gtd. Notes
6.175%	06/18/14	Baa2	925	973,562
6.999%	06/04/18	Baa2	2,050	2,183,250
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba3	650	612,625
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	Caa1	1,126	996,732

				10,752,936

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	A2	3,195	3,234,378

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	Baa1	$1,600	$1,696,000
Desarrolladora Homex SAB de CV,
Gtd. Notes
7.500%	09/28/15	Ba3	280	282,800
Petroleos Mexicanos,
Gtd. Notes, 144A
4.875%	01/24/22(a)	Baa1	3,050	3,202,500

				8,415,678

Netherlands — 0.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22	AA	2,295	2,219,430
Sr. Unsec’d. Notes, 144A
4.200%	05/13/14	Aaa	675	707,956
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30	Baa1	2,065	2,838,276
ING Bank NV,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/16	Aa3	1,690	1,710,789
LyondellBasell Industries NV,
Gtd. Notes, 144A
6.000%	11/15/21(a)	Ba2	120	126,000
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14(a)	Aaa	8,600	8,659,839
Shell International Finance BV,
Gtd. Notes
5.500%	03/25/40	Aa1	2,645	3,221,171
UPC Holding BV,
Sec’d. Notes, 144A
9.875%	04/15/18	B2	1,000	1,105,000

				20,588,461

Norway — 0.1%
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.375%	05/25/16	Ba1	90	79,330
3.000%	11/17/14	Ba1	2,488	2,357,263

				2,436,593

Supra National Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	4,120,035
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.750%	10/19/12	Aaa	1,100	1,124,592
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN
5.500%	11/25/13	Aaa	900	973,915

				6,218,542

Sweden — 0.1%
Eileme 2 AB,
Gtd. Notes, 144A
11.625%	01/31/20(a)	B3	285	297,112

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
2.500%	11/13/12	Aa2	$2,225	$2,248,307

				2,545,419

Switzerland — 0.3%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15(a)	Aaa	2,470	2,464,133
Credit Suisse NY,
Sr. Unsec’d. Notes
5.300%	08/13/19(a)	Aa1	2,800	3,086,532
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17	Aaa	4,200	4,188,773

				9,739,438

United Kingdom — 0.9%
Barclays Bank PLC,
Sub. Notes, 144A
6.050%	12/04/17	Baa1	2,985	3,069,287
BAT International Finance PLC,
Gtd. Notes, 144A
9.500%	11/15/18	Baa1	515	702,495
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21(a)	Baa1	575	620,357
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15	Aa2	875	913,751
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	A+	2,905	2,879,494
4.875%	01/14/22	Aa2	4,845	5,133,045
Lloyds TSB Bank PLC,
Bank Gtd. Notes
6.375%	01/21/21	A1	1,500	1,610,102
Royal Bank of Scotland PLC (The),
Gov’t. Liquid Notes, 144A
2.625%	05/11/12(a)	Aaa	6,205	6,216,051
Gtd. Notes
5.625%	08/24/20	A2	1,500	1,546,095
UBM PLC,
Notes, 144A
5.750%	11/03/20	Baa3	1,405	1,389,216
Virgin Media Finance PLC,
Gtd. Notes
5.250%	02/15/22	Ba2	715	708,744
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17	A3	880	1,029,346
5.750%	03/15/16	A3	725	837,471
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14	Baa3	2,570	2,946,559

				29,602,013

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 13.8%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19(a)	Caa1	$500	$513,125
Allbritton Communications Co.,
Sr. Unsec’d. Notes
8.000%	05/15/18(a)	B2	1,000	1,067,500
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
5.750%	10/15/19	Baa3	1,410	1,529,180
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16	B2	1,160	1,165,800
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.200%	01/15/42	A3	930	972,942
Ally Financial, Inc.,
Gtd. Notes
4.500%	02/11/14	B1	615	615,769
7.500%	09/15/20(a)	B1	2,000	2,160,000
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39	Baa1	2,760	4,279,165
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	B1	350	373,625
American Express Bank FSB,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	1,705	1,995,280
American Express Centurion Bank,
Notes
6.000%	09/13/17	A2	1,500	1,755,378
American International Group, Inc.,
Sr. Unsec’d. Notes
5.600%	10/18/16	Baa1	1,180	1,277,890
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20(a)	Ba2	310	314,650
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21(a)	B3	860	901,925
Amgen, Inc.,
Unsec’d. Notes
4.500%	03/15/20	Baa1	1,945	2,118,597
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14	Baa1	420	466,387
7.750%	01/15/19	Baa1	430	560,966
8.000%	11/15/39	Baa1	1,475	2,204,067
Arch Coal, Inc.,
Gtd. Notes, 144A
7.000%	06/15/19(a)	B1	1,040	959,400
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	A2	2,310	2,443,292
6.550%	02/15/39(a)	A2	2,910	3,541,351
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	Baa1	435	569,097

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Audatex North America, Inc.,
Gtd. Notes, 144A
6.750%	06/15/18	Ba2	$400	$420,000
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15(a)	Caa2	770	758,450
Gtd. Notes, PIK
10.125%	11/01/15	Caa2	495	490,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19(a)	B2	500	521,250
9.625%	03/15/18	B2	500	542,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	B1	250	256,875
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1	715	716,788
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa1	1,950	1,960,754
5.875%	02/07/42(a)	Baa1	1,135	1,128,882
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa1	6,750	7,205,639
Bank of America NA,
Sub. Notes
6.100%	06/15/17	A3	2,900	3,098,549
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa2	2,700	2,765,532
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19	B3	545	558,625
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22	Ba2	800	808,000
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
0.883%(c)	02/11/13	Aa2	2,300	2,311,454
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22(a)	B2	1,170	1,202,175
Bon-Ton Department Stores, Inc. (The),
Gtd. Notes
10.250%	03/15/14(a)	Caa1	950	828,875
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.700%	11/15/18	Baa2	720	744,676
Boyd Gaming Corp.,
Gtd. Notes
9.125%	12/01/18(a)	B3	1,295	1,348,419
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42(a)	A3	3,300	3,119,790
Calfrac Holdings LP,
Sr. Unsec’d. Notes, 144A
7.500%	12/01/20	B2	1,170	1,175,850

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes, REIT
5.000%	06/15/15	Baa1	$1,310	$1,404,310
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3	1,185	1,214,625
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,445	1,563,249
Case New Holland, Inc.,
Gtd. Notes
7.750%	09/01/13	Ba2	100	106,500
7.875%	12/01/17(a)	Ba2	1,000	1,162,500
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
6.125%	02/17/14	A2	4,515	4,963,023
Sr. Unsec’d. Notes, MTN
1.375%	05/20/14	A2	1,750	1,776,093
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19	B1	490	519,400
CDW LLC/CDW Finance Corp.,
Sr. Sec’d. Notes
8.000%	12/15/18(a)	B2	1,535	1,661,638
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.550%	02/01/14	A2	2,225	2,406,413
8.500%	11/15/18	A2	500	686,512
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	Baa3	1,265	1,235,285
6.450%	06/15/21	Baa3	2,655	2,725,381
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17(a)	B3	1,025	1,100,594
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20	Caa1	820	914,300
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	510	504,900
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes, 144A
6.125%	07/15/22	Ba3	240	241,800
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19(a)	Ba3	1,600	1,588,000
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19(a)	B2	445	447,225
8.250%	06/15/21(a)	B2	245	247,450
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
8.000%	11/15/19(a)	B3	770	796,950
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20(a)	A1	1,700	1,929,413
5.500%	01/15/40	A1	2,900	3,381,038

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CIT Group, Inc.,
Gtd. Notes, 144A
7.000%	05/02/16	(a)	B2	$750	$751,875
7.000%	05/02/17		B2	2,060	2,065,150
Sr. Unsec’d. Notes
5.250%	03/15/18	(a)	B1	930	948,600
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		B1	610	622,200
6.625%	04/01/18	(a)	B2	185	200,494
Citigroup Capital XXI,
Gtd. Notes
8.300%(c)	12/21/57		Baa3	265	267,518
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16	(a)	A3	9,100	9,351,651
4.450%	01/10/17		A3	1,615	1,691,722
5.375%	08/09/20		A3	2,175	2,336,141
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19		Baa3	1,520	1,774,364
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	1,235	1,261,261
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
1.125%	11/12/13		A3	6,535	6,560,663
Colt Defense LLC/Colt Finance Corp.,
Gtd. Notes
8.750%	11/15/17	(a)	Caa1	530	356,425
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		B1	750	738,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	06/15/20	(a)	A3	2,540	2,861,234
Consumers Energy Co.,
First Mortgage
6.700%	09/15/19		A3	245	307,548
Continental Resources, Inc.,
Gtd. Notes, 144A
5.000%	09/15/22	(a)	BB+	600	603,000
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18		B2	625	664,063
CSX Corp.,
Sr. Unsec’d. Notes
4.750%	05/30/42		Baa3	170	164,869
6.150%	05/01/37		Baa3	940	1,091,552
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Baa2	185	218,319
6.125%	09/15/39		Baa2	2,850	3,329,142
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.000%	10/01/15		Baa2	705	778,161
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	(a)	B2	265	280,900

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Dave & Buster’s, Inc.,
Gtd. Notes
11.000%	06/01/18		Caa1	$1,000	$1,070,000
Denbury Resources, Inc.,
Gtd. Notes
6.375%	08/15/21	(a)	B1	925	978,188
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21		Baa2	1,305	1,345,549
5.875%	02/01/20		Baa2	2,920	3,180,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.000%	03/01/21	(a)	Baa2	1,925	2,086,315
6.375%	03/01/41		Baa2	1,265	1,427,630
Gtd. Notes, 144A
5.150%	03/15/42		Baa2	1,475	1,436,921
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	Ba2	1,225	1,319,938
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		B3	270	221,400
9.750%	10/15/17		Caa1	180	134,100
10.875%	11/15/14		B3	500	507,500
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	(a)	Baa3	445	465,640
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
3.200%	11/15/21		Baa1	2,480	2,456,023
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		A1	1,800	2,007,927
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	(a)	Baa2	1,925	2,190,997
DuPont Fabros Technology LP,
Gtd. Notes, REIT
8.500%	12/15/17		Ba1	1,020	1,122,000
Dyncorp International, Inc.,
Gtd. Notes
10.375%	07/01/17		B2	690	599,438
Edgen Murray Corp.,
Sr. Sec’d. Notes
12.250%	01/15/15		Caa3	345	351,900
Edison Mission Energy,
Sr. Unsec’d. Notes
7.000%	05/15/17		Caa1	560	352,800
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20	(a)	Ba1	1,740	1,944,448
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	1,110	1,121,948
Endo Pharmaceuticals Holdings, Inc.,
Gtd. Notes
7.000%	07/15/19	(a)	Ba3	145	154,788

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Energy Future Holdings Corp.,
Sr. Sec’d. Notes
10.000%	01/15/20	(a)	Caa3	$490	$531,650
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	(a)	Ba2	400	444,000
Enterprise Products Operating LLC,
Gtd. Notes
6.450%	09/01/40		Baa3	835	982,989
6.650%	04/15/18		Baa3	2,000	2,374,226
Entravision Communications Corp.,
Sr. Sec’d. Notes
8.750%	08/01/17	(a)	B1	750	794,062
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18		Ba2	595	654,500
FGI Operating Co., Inc.,
Sr. Sec’d. Notes
10.250%	08/01/15		Ba3	210	225,771
Fidelity National Information Services, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22	(a)	Ba2	1,455	1,433,175
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	(a)	Caa1	1,565	1,572,825
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	(a)	B1	760	774,250
Florida Power Corp.,
First Mortgage
6.400%	06/15/38		A2	1,720	2,237,863
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31	(a)	Ba2	1,000	1,222,500
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17		Ba1	410	414,407
5.000%	05/15/18	(a)	Ba1	600	621,514
6.625%	08/15/17		Ba1	500	554,066
7.000%	04/15/15		Ba1	500	546,180
8.125%	01/15/20	(a)	Ba1	1,000	1,208,745
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17	(a)	Baa3	735	728,141
3.550%	03/01/22		Baa3	1,830	1,757,565
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
6.500%	09/15/18	(a)	Ba2	690	752,100
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	(a)	Ba2	1,275	1,370,625
9.000%	08/15/31		Ba2	730	708,100
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		Aa2	1,060	1,128,179
5.875%	01/14/38		Aa2	1,100	1,209,158
6.000%	08/07/19		Aa2	7,395	8,635,585
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21		B3	100	88,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18		B3	$1,000	$920,000
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		Baa1	1,500	1,588,953
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.375%	03/15/20	(a)	A1	4,910	4,991,393
5.750%	01/24/22	(a)	A1	4,110	4,228,121
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.250%	08/15/20	(a)	B1	815	865,938
GXS Worldwide, Inc.,
Sr. Sec’d. Notes
9.750%	06/15/15		B2	1,160	1,128,100
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.500%	03/30/20	(a)	Baa3	2,245	2,399,216
6.625%	03/30/40		Baa3	815	841,650
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	(a)	B3	2,000	2,067,500
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	(a)	BB+	1,295	1,296,619
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		Baa2	1,425	1,413,644
Health Management Associates, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	01/15/20	(a)	B3	670	683,400
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	(a)	Baa2	2,325	2,528,126
6.000%	01/15/40		Baa2	535	612,784
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14	(a)	A2	4,600	4,920,924
HJ Heinz Co.,
Sr. Unsec’d. Notes
1.500%	03/01/17		BBB+	1,740	1,727,573
2.850%	03/01/22	(a)	BBB+	1,435	1,396,430
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/01/41	(a)	A3	2,325	2,853,607
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/13		A2	5,480	5,672,206
Hornbeck Offshore Services, Inc.,
Gtd. Notes, 144A
5.875%	04/01/20	(a)	Ba3	1,200	1,203,000
Host Hotels & Resorts LP,
Gtd. Notes, REIT, 144A
6.000%	10/01/21	(a)	Ba1	550	587,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3	865	899,600
Sr. Unsec’d. Notes, 144A

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.000%	01/15/18	Ba3	$695	$722,800
Inergy LP Inergy Finance Corp.,
Gtd. Notes
6.875%	08/01/21(a)	Ba3	1,170	1,126,125
Insight Communications Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	07/15/18	B3	470	537,318
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	Aa3	4,915	6,556,251
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20(a)	B1	845	929,677
8.625%	09/15/15(a)	B1	400	440,000
8.875%	09/01/17(a)	B1	1,000	1,115,000
International Paper Co.,
Sr. Unsec’d. Notes
9.375%	05/15/19	Baa3	2,170	2,867,126
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	Ba1	370	388,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19(a)	B3	635	688,975
James River Coal Co.,
Gtd. Notes
7.875%	04/01/19(a)	B2	480	326,400
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	03/09/15	A2	2,740	2,905,691
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.400%	07/22/20(a)	Aa3	6,100	6,328,219
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	3,585	4,101,996
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.000%	11/01/39(a)	A2	2,835	2,873,272
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	B1	165	169,538
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.625%	02/15/15	Baa2	1,555	1,725,974
9.000%	02/01/19	Baa2	900	1,152,846
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.000%	11/01/21(a)	Baa1	710	732,445
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	340	393,055
6.875%	02/01/38	Baa2	3,265	4,100,876
6.875%	01/26/39	Baa2	1,300	1,629,913
Kroger Co. (The),
Gtd. Notes
5.000%	04/15/13	Baa2	800	833,754
6.900%	04/15/38	Baa2	1,000	1,245,479

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Lamar Media Corp.,
Gtd. Notes, 144A
5.875%	02/01/22	B1	$375	$381,562
Landry’s Restaurants, Inc.,
Sec’d. Notes
11.625%	12/01/15	B3	455	506,756
Lawson Software, Inc.,
Sr. Notes, 144A
9.375%	04/01/19	Caa1	155	157,810
Level 3 Financing, Inc.,
Gtd. Notes
8.750%	02/15/17	B3	1,000	1,045,000
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20(a)	B2	680	719,100
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21(a)	Baa2	1,015	1,013,603
Limited Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	Ba1	240	242,100
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2	1,850	1,952,928
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	500	518,750
8.625%	04/15/20	B2	320	344,800
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	Baa1	1,445	1,447,540
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.800%	11/15/21	A3	780	827,474
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	Ba1	1,200	1,300,500
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.125%	01/15/42	Baa3	1,420	1,394,762
6.375%	03/15/37	Baa3	540	608,224
6.700%	07/15/34	Ba1	275	308,561
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19	Baa2	305	386,563
Meritage Homes Corp.,
Sr. Notes, 144A
7.000%	04/01/22	B1	470	471,175
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66(a)	Baa2	4,755	4,659,900
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15(a)	B3	1,420	1,459,050
6.875%	04/01/16	B3	615	621,150
7.750%	03/15/22(a)	B3	375	381,562
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16	Aaa	3,400	3,582,359

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	$900	$1,057,882
6.500%	09/15/37(a)	Baa1	2,970	3,710,739
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21(a)	Caa1	400	350,000
Morgan Stanley,
Sr. Unsec’d. Notes
2.161%(c)	01/24/14	A2	615	598,337
3.800%	04/29/16	A2	3,225	3,139,250
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	A2	2,190	2,135,863
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	1,695	1,724,005
4.875%	11/15/41	Baa1	270	269,226
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18	Baa2	2,805	3,273,138
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.375%	04/01/21(a)	Baa2	3,050	3,266,992
5.150%	04/30/20	Baa2	1,740	1,969,341
NBTY, Inc.,
Gtd. Notes
9.000%	10/01/18	B3	185	203,731
Newmont Mining Corp.,
Gtd. Notes
4.875%	03/15/42	BBB+	1,845	1,716,616
6.250%	10/01/39	Baa1	570	633,450
News America, Inc.,
Gtd. Notes
6.650%	11/15/37	Baa1	1,790	2,086,488
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	580	566,950
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18(a)	B2	1,000	940,000
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22	Baa3	540	627,424
6.800%	01/15/19	Baa3	1,000	1,183,804
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	Baa2	1,200	1,226,537
6.000%	03/01/41	Baa2	1,260	1,397,069
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.750%	05/01/20	Baa1	340	380,622
6.750%	06/01/14	Baa1	275	309,762
7.000%	01/15/38	Baa1	620	829,127
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.900%	06/15/19(a)	Baa1	745	890,915
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18(a)	B1	1,070	1,072,675

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.250%	09/01/20(a)	B1	$570	$561,450
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17	A2	2,265	2,290,173
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19	Baa2	570	734,975
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.250%	03/01/39	A3	2,170	2,722,068
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	CCC+(d)	630	711,900
Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)	230	249,550
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18(a)	B1	925	980,500
Peabody Energy Corp.,
Gtd. Notes, 144A
6.000%	11/15/18	Ba1	715	700,700
Petroleum Development Corp.,
Sr. Unsec’d. Notes
12.000%	02/15/18	B3	655	710,675
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15	A1	2,995	3,385,877
7.200%	03/15/39(a)	A1	1,110	1,603,867
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38	A2	1,525	1,895,371
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.750%	04/01/22(a)	B3	360	377,100
8.750%	05/15/20(a)	Caa1	1,095	1,196,288
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42	Baa2	2,320	2,266,420
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	B1	1,020	1,081,200
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22(a)	A3	1,885	1,864,808
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19	B1	515	542,038
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41(a)	A2	1,465	1,588,962
Quest Diagnostics, Inc.,
Gtd. Notes
4.700%	04/01/21	Baa2	1,310	1,417,966
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	B3	110	101,200
8.250%	08/01/15(a)	B2	905	895,950

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/20	Ba2	$680	$748,000
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	800	642,000
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	B1	265	277,588
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	Ba3	715	706,062
Raytheon Co.,
Sr. Unsec’d. Notes
1.625%	10/15/15	A3	2,830	2,880,716
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	Baa3	2,895	3,300,888
Rexel SA,
Gtd. Notes, 144A
6.125%	12/15/19	BB	400	405,000
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/15/37	Baa3	210	244,986
7.625%	06/01/16	Baa3	490	588,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.000%	04/15/19(a)	Caa1	330	325,050
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3	420	437,850
7.875%	08/15/19(a)	Ba3	780	838,500
8.750%	10/15/16(a)	Ba3	250	264,375
Rite Aid Corp.,
Sec’d. Notes
10.375%	07/15/16(a)	Caa2	590	628,350
Rock-Tenn Co.,
Unsec’d. Notes, 144A
4.900%	03/01/22	Ba1	535	534,215
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17	Baa3	3,925	4,518,574
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes, REIT
8.125%	11/01/18(a)	B1	825	874,500
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes, 144A
6.875%	11/15/19	B1	670	713,550
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B3	795	783,075
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19(a)	B1	325	331,500
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	875	936,250
SLM Corp.,
Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1	1,670	1,720,100

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern California Edison Co.,
First Mortgage
4.500%	09/01/40	A1	$595	$622,100
5.500%	03/15/40	A1	1,395	1,667,505
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	3,635	3,765,551
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40(a)	Baa2	2,515	2,717,857
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18(a)	B1	315	355,162
Sr. Sec’d. Notes, 144A
9.500%	06/15/18(a)	B1	70	78,925
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/16(a)	B3	2,965	2,646,262
Sr. Unsec’d. Notes, 144A
9.125%	03/01/17(a)	B3	1,005	999,975
Staples, Inc.,
Gtd. Notes
9.750%	01/15/14	Baa2	940	1,068,036
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19(a)	Caa1	705	777,262
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	02/01/21(a)	Ba3	425	442,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Sr. Notes, 144A
7.750%	04/15/20	B2	470	470,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	10/01/20	B2	235	153,338
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.375%	05/16/16	A1	3,165	3,304,564
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37(a)	Baa2	2,500	2,894,975
Time Warner, Inc.,
Gtd. Notes
5.375%	10/15/41(a)	Baa2	1,630	1,712,625
TPC Group LLC,
Sr. Sec’d. Notes
8.250%	10/01/17	B1	1,250	1,309,375
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.163%	07/15/22	Baa2	1,820	1,966,426
6.125%	02/15/20	Baa2	870	1,062,704
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	4,585	5,120,771
6.125%	07/15/38	A2	1,790	2,237,777
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37	A3	2,495	3,071,804

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2	$780	$772,200
Sr. Sec’d. Notes, 144A
6.875%	05/15/19(a)	B2	410	415,638
7.875%	11/01/20(a)	B2	560	588,000
UR Financing Escrow Corp.,
Sec’d. Notes, 144A
5.750%	07/15/18	Ba3	95	97,256
Sr. Unsec’d. Notes, 144A
7.375%	05/15/20(a)	B3	1,360	1,390,600
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16	Aa3	3,045	3,104,122
USPI Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/20	Caa1	250	257,500
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15	Baa2	315	338,262
6.125%	02/01/20	Baa2	520	597,422
6.625%	06/15/37	Baa2	285	310,195
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	Baa2	2,020	1,962,834
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21(a)	A3	7,120	7,284,201
Verso Paper Holdings LLC/Verso Paper, Inc.,
Gtd. Notes
11.375%	08/01/16(a)	Caa1	250	159,375
Sec’d. Notes
8.750%	02/01/19	B2	720	396,000
Vertellus Specialties, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	10/01/15	B1	210	159,600
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	A2	4,000	3,937,876
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16(a)	A1	7,860	8,767,712
West Corp.,
Gtd. Notes
7.875%	01/15/19	B3	860	915,900
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17	Ba3	1,600	1,764,000
WPX Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/22(a)	Ba1	645	645,000
Wyeth,
Gtd. Notes
5.950%	04/01/37	A1	935	1,184,503
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15	Baa2	2,750	2,920,860

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18(a)	B2	$750	$810,000
Yonkers Racing Corp.,
Sec’d. Notes, 144A
11.375%	07/15/16(a)	B1	965	1,034,962
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	955	1,219,679

				473,662,155

TOTAL CORPORATE BONDS (cost $656,635,701)				668,590,372

FOREIGN GOVERNMENT BONDS — 0.7%
Federative Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2	2,115	2,437,538
7.875%	03/07/15	Baa2	4,770	5,690,610
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18(a)	Aa2	3,515	3,698,265
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20(a)	Aa1	2,275	2,603,100
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2	1,820	1,827,025
Unsec’d. Notes
3.500%	07/29/20(a)	Aa2	1,515	1,628,346
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	2,700	2,760,750
5.875%	02/17/14	Baa1	2,210	2,400,060
6.050%	01/11/40	Baa1	1,040	1,253,200

TOTAL FOREIGN GOVERNMENT BONDS (cost $23,357,790)				24,298,894

MUNICIPAL BONDS — 0.7%
California — 0.1%
State of California,
General Obligation Unlimited,
7.550%	04/01/39	A1	1,630	2,094,403

Mississippi
State of Mississippi,
General Obligation Unlimited, Series 2010E
5.245%	11/01/34	Aa2	1,370	1,560,142

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds,
5.445%	05/01/33	Aa1	2,315	2,729,871

New York — 0.2%
City of New York,
General Obligation Unlimited, Series F
6.271%	12/01/37	Aa2	2,120	2,639,167
Metropolitan Transportation Authority,
Revenue Bonds, Series 2010E
6.814%	11/15/40	A2	2,180	2,778,345

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Municipal Water Finance Authority,
Revenue Bonds, Series EE
6.011%	06/15/42	Aa2		$1,840	$2,376,967

					7,794,479

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
7.834%	02/15/41	A3		2,020	2,689,771

Texas — 0.2%
Dallas Area Rapid Transit,
Revenue Bonds,
4.922%	12/01/41	Aa2		800	885,792
5.022%	12/01/48	Aa2		2,435	2,755,349
University of Texas System,
Revenue Bonds, Series 2010D
5.134%	08/15/42	Aaa		1,785	2,079,757

					5,720,898

TOTAL MUNICIPAL BONDS (cost $18,983,361)					22,589,564

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
E-Mac Nl BV (Netherlands),
Series DE09-1, Class A1
4.471%(c)	11/25/53	AA-(d)	EUR	1,801	2,311,497
Eurosail PLC (United Kingdom),
Series 2006-3X, Class A3A
1.072%(c)	09/10/44	Aa2	EUR	472	561,782
First Flexible PLC (United Kingdom),
Series 4, Class A
1.283%(c)	07/01/36	AAA(d)	GBP	378	543,801
Series 7, Class A
1.181%(c)	09/15/33	AAA(d)	GBP	642	925,422
Friary PLC (United Kingdom),
Series 2011-1, Class A2
2.866%(c)	10/21/43	Aaa	GBP	2,500	4,008,950
Granite Master Issuer PLC (United Kingdom),
Series 2006-1X, Class A8
0.826%(c)	12/20/54	Aaa	GBP	157	239,306
Series 2007-1, Class 6A1
0.957%(c)	12/20/54	Aaa	GBP	1,879	2,871,674
Holland Euro-Denominated Mortgage Backed Series (Netherlands),
Series 11, Class A
0.982%(c)	09/18/40	Aaa	EUR	1,135	1,442,083
Holland Homes MBS BV (Netherlands),
Series III, Class A
0.983%(c)	03/20/83	Aaa	EUR	2,678	3,324,853
Leek Finance Ltd. (United Kingdom),
Series 17X, Class A2A
1.314%(c)	12/21/37	Aaa	GBP	2,512	3,938,957
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
1.167%(c)	10/15/48	Aa1	GBP	2,269	3,358,948
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
1.250%(c)	03/20/40	Aa1	GBP	1,286	1,804,113

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Paragon Mortgages PLC (United Kingdom),
Series 8, Class A2A
1.347%(c)	04/16/35	Aaa	GBP	272	$357,363
Series 16, Class A
3.614%(c)	04/15/39	Aaa	GBP	2,099	3,353,334
Paragon Secured Finance PLC (United Kingdom),
Series 1, Class A
1.408%(c)	11/15/35	AAA(d)	GBP	1,089	1,541,994
Series 1, Class B
2.508%(c)	11/15/35	A(d)	GBP	489	577,250
Residential Mortgage Securities Ltd. (United Kingdom),
Series 25, Class A1
3.565%(c)	12/16/50	AAA(d)	GBP	949	1,464,316
RMAC Securities PLC (United Kingdom),
Series 2006-NS1X, Class A2A
1.204%(c)	06/12/44	Aa2	GBP	2,448	3,271,864
Series 2006-NS4X, Class A3A
1.224%(c)	06/12/44	Aa2	GBP	2,550	3,365,723

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,220,859)					39,263,230

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds
3.125%	11/15/41			$5,115	4,906,405
U.S. Treasury Notes
0.125%	08/31/13			1,580	1,576,420
0.625%	07/31/12			5,000	5,008,205
2.000%	02/15/22			4,070	3,991,779

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,541,563)					15,482,809

TOTAL LONG-TERM INVESTMENTS (cost $2,801,877,457)					2,897,875,948

			Shares
SHORT-TERM INVESTMENT — 23.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $788,626,796; includes $267,912,862 of cash collateral for securities on loan)(b)(w)				788,626,796	788,626,796

TOTAL INVESTMENTS — 107.6% (cost $3,590,504,253)					3,686,502,744
Liabilities in excess of other assets(x) — (7.6)%					(259,443,198)

NET ASSETS — 100.0%					$3,427,059,546

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
iBoxx	Bond Market Indices

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

ISE	International Securities Exchange
MTN	Medium Term Note
NASDAQ	National Association for Securities Dealers
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BGL	Bulgarian Lev
CAD	Canadian Dollar
CSK	Czech Kruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South African Rand

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $259,973,114; cash collateral of $267,912,862 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
47	2 Year U.S. Treasury Notes	Jun. 2012	$10,353,001	$10,346,610	$(6,391)
124	5 Year U.S. Treasury Notes	Jun. 2012	15,136,781	15,194,844	58,063
956	FTSE 100 Index	Jun. 2012	88,967,482	87,610,397	(1,357,085)
5,755	S&P 500 E-Mini	Jun. 2012	386,253,235	403,770,800	17,517,565
881	S&P/TSX 60 Index	Jun. 2012	123,053,724	124,485,578	1,431,854

					17,644,006

Short Positions:
1,282	2 Year U.S. Treasury Notes	Jun. 2012	282,420,595	282,220,283	200,312
516	10 Year U.S. Treasury Notes	Jun. 2012	67,147,766	66,813,936	333,830
94	20 Year U.S. Treasury Bonds	Jun. 2012	13,314,578	12,948,500	366,078
1,546	Euro STOXX 50	Jun. 2012	50,285,656	49,671,428	614,228
1,490	Russell 2000 Mini	Jun. 2012	116,626,025	123,327,300	(6,701,275)
1,025	S&P Mid 400 E-Mini	Jun. 2012	97,544,125	101,710,750	(4,166,625)
234	SPI 200 Index	Jun. 2012	25,796,259	26,329,514	(533,255)

					(9,886,707)

					$7,757,299

(1)	Cash of $38,614,394 has been segregated to cover requirement for open futures contracts as of March 31, 2012.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/11/12	JPMorgan Chase	GBP	2,614	$4,115,003	$4,179,609	$64,606
Euro,
Expiring 05/17/12	JPMorgan Chase	EUR	36,140	47,420,665	48,211,248	790,583
Japanese Yen,
Expiring 05/17/12	JPMorgan Chase	JPY	5,219,000	68,150,953	63,081,790	(5,069,163)
Singapore Dollar,
Expiring 05/17/12	JPMorgan Chase	SGD	107,025	84,073,782	85,145,135	1,071,353

				$203,760,403	$200,617,782	$(3,142,621)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/17/12	JPMorgan Chase	AUD	103,783	$108,094,430	$106,914,075	$1,180,355
British Pound,
Expiring 05/11/12	JPMorgan Chase	GBP	505	800,000	807,533	(7,533)
Euro,
Expiring 05/17/12	JPMorgan Chase	EUR	110,000	144,052,932	146,741,485	(2,688,553)
Singapore Dollar,
Expiring 05/17/12	JPMorgan Chase	SGD	68,500	54,984,043	54,496,069	487,974
Expiring 05/17/12	JPMorgan Chase	SGD	38,525	30,928,373	30,649,066	279,307
South African Rand,
Expiring 04/02/12	Barclays Capital Group	ZAR	1,753	228,360	228,439	(79)
Expiring 04/02/12	JPMorgan Chase	ZAR	2	238	236	2

				$339,088,376	$339,836,903	$(748,527)

Cross currency exchange contracts outstanding at March 31, 2012:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
04/10/12	Buy	BGL	19,702	EUR	23,798	$(229,673)	JPMorgan Chase
05/17/12	Buy	CAD	59,684	NZD	72,050	982,232	JPMorgan Chase
05/17/12	Buy	CSK	890,000	EUR	36,206	(421,313)	JPMorgan Chase
04/10/12	Buy	EUR	200	GBP	169	(4,114)	JPMorgan Chase
04/10/12	Buy	EUR	500	GBP	417	(389)	JPMorgan Chase
05/17/12	Buy	EUR	35,633	CSK	890,000	(342,523)	JPMorgan Chase
04/10/12	Buy	GBP	355	EUR	425	696	JPMorgan Chase
04/10/12	Buy	GBP	383	EUR	460	(305)	JPMorgan Chase

						$(15,389)

Total Return swap agreements outstanding at March 31, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	08/22/12	$31,728	Receive fixed rate payments on S&P GSCI ENERGY and pay 14 bps.	$(477,437)	$—	$(477,437)
JPMorgan Chase	06/15/12	13,711	Receive fixed rate payments on S&P GSCI ENERGY and pay 15 bps.	(394,002)	—	(394,002)
JPMorgan Chase	12/06/12	24,868	Receive fixed rate payments on S&P GSCI ENERGY and pay 15 bps.	(530,656)	—	(530,656)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Total Return swap agreements outstanding at March 31, 2012 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG	10/04/12	$28,138	Receive fixed rate payments on CMCITR Index and pay variable payments on the one month LIBOR + 26 bps.	$(694,568)	$—	$(694,568)
UBS AG	10/10/12	18,788	Receive fixed rate payments on CMCITR Index and pay variable payments on the one month LIBOR + 26 bps.	(463,765)	—	(463,765)
UBS AG	05/21/12	33,093	Receive fixed rate payments on SPGCENP Index and pay 12 bps.	(1,145,711)	—	(1,145,711)

				$(3,706,139)	$—	$(3,706,139)

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$36,831,069	$ —	$886,480
Austria	2,095,240	—	—
Belgium	7,647,242	—	—
Bermuda	13,139,345	—	—
Brazil	9,042,372	—	—
British Virgin Islands	50,864	—	—
Canada	55,315,253	—	—
Chile	876,164	—	—
China	24,139,866	—	96,380
Colombia	1,545,446	—	—
Cyprus	135,924	—	—
Czech Republic	1,163,946	—	—
Denmark	5,558,710	—	—
Finland	4,220,149	—	—
France	21,965,444	—	—
Gabon	428,728	—	—
Germany	13,019,841	—	—
Greece	1,102,176	—	—
Guernsey	12,103,890	—	—
Hong Kong	40,211,979	—	199,538
Indonesia	11,983,401	—	—
Ireland	4,510,168	—	—
Israel	7,087,766	—	—
Italy	10,369,219	—	—
Japan	92,165,733	—	—
Luxembourg	1,126,720	—	—
Macau	794,164	—	—
Malaysia	5,604,035	—	—
Marshall Islands	29,050	—	—
Mauritius	183,938	—	—
Mexico	8,461,353	—	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Netherlands	$12,360,751	$—	$—
New Zealand	288,454	—	—
Norway	18,286,719	—	—
Philippines	6,455,575	—	—
Poland	7,089,101	—	—
Portugal	221,958	—	—
Puerto Rico	337,700	—	—
Russia	2,519,794	—	—
Singapore	16,421,246	—	—
South Africa	20,135,125	—	—
South Korea	18,947,870	—	—
Spain	12,338,350	—	—
Sweden	9,303,322	—	—
Switzerland	22,771,757	—	—
Taiwan	20,089,771	—	—
Thailand	9,911,445	—	—
Turkey	5,262,297	—	—
United Kingdom	152,956,316	—	—
United States	586,591,271	—	593,375
Exchange Traded Funds	354,057,998	—	—
Preferred Stocks:
Brazil	4,273,774	—	—
Germany	2,950,298	—	—
Norway	21,599	—	—
Rights:
Hong Kong	—	—	—
United Kingdom	—	7,098	—
Unaffiliated Mutual Funds	407,788,142	—	—
Asset-Backed Securities	—	18,916,567	—
Commercial Mortgage-Backed Securities	—	22,661,813	—
Corporate Bonds	—	668,590,372	—
Foreign Government Bonds	—	24,298,894	—
Municipal Bonds	—	22,589,564	—
Residential Mortgage-Backed Securities	—	39,263,230	—
U.S. Treasury Obligations	—	15,482,809	—
Affiliated Money Market Mutual Fund	788,626,796	—	—
Other Financial Instruments*
Futures	7,757,299	—	—
Foreign Forward Currency Contracts	—	(3,906,537)	—
Total Return Swaps	—	(3,706,139)	—

Total	$2,880,673,923	$804,197,671	$1,775,773

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (7.8% represents investments purchased with collateral from securities on loan)	23.0%
Unaffiliated Mutual Funds	11.9
Exchange Traded Funds	10.3
Banks	7.9
Oil & Gas	5.5
Telecommunications	3.9
Pharmaceuticals	3.3
Insurance	3.3
Retail	2.9

Metals & Mining	2.6%
Diversified Financial Services	2.3
Foods	1.9
Electric	1.7
Chemicals	1.7
Computers	1.3
Healthcare Services	1.3
Semiconductors	1.3
Healthcare Products	1.2
Residential Mortgage-Backed Securities	1.1
Agriculture	1.1
Aerospace & Defense	1.1
Media	1.1
Software	1.1
Commercial Services	0.9

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Electronic Components & Equipment	0.8%
Beverages	0.8
Foreign Government Bonds	0.7
Transportation	0.7
Commercial Mortgage-Backed Securities	0.7
Municipal Bonds	0.7
Household Products/Wares	0.6
Asset-Backed Securities	0.6
Pipelines	0.5
U.S. Treasury Obligations	0.5
Real Estate Investment Trusts	0.5
Investment Companies	0.4
Biotechnology	0.4
Diversified Manufacturing	0.4
Machinery & Equipment	0.4
Internet	0.4
Construction & Engineering	0.4
Holding Companies	0.4
Auto Parts & Equipment	0.3
Cosmetics/Personal Care	0.3
Automobile Manufacturers	0.3
Real Estate	0.3
Entertainment	0.3
Paper & Forest Products	0.3
Distribution/Wholesale	0.2
Lodging	0.2
Environmental Control	0.2
Shipbuilding	0.1
Office Equipment & Supplies	0.1
Apparel	0.1
Advertising	0.1
Toys	0.1
Banking	0.1
Airlines	0.1
Metal Fabricate/Hardware	0.1
Thrifts & Mortgage Finance	0.1
Building Materials	0.1
Home Builders	0.1
Manufacturing	0.1
Diversified Metals	0.1
Water Utilities	0.1
Financial – Bank & Trust	0.1
Containers & Packaging	0.1

107.6
Liabilities in excess of other assets	(7.6)

100.0%

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2012 categorized by risk exposure:

Derivative Fair Value at 3/31/12
Equity contracts	$3,106,366
Foreign exchange contracts	(3,891,148)
Interest rate contracts	951,892

Total	$167,110

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 1.8%
Triumph Group, Inc.	230,994	$14,474,084

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	105,017	5,167,887

Airlines — 0.8%
JetBlue Airways Corp.*(a)	1,303,159	6,372,448

Auto Parts & Equipment — 1.7%
Meritor, Inc.*	621,080	5,012,116
WABCO Holdings, Inc.*(a)	135,145	8,173,570

		13,185,686

Biotechnology — 2.4%
Halozyme Therapeutics, Inc.*	489,858	6,250,588
Seattle Genetics, Inc.*(a)	182,337	3,716,028
United Therapeutics Corp.*	195,350	9,206,845

		19,173,461

Building Materials — 0.3%
Texas Industries, Inc.(a)	71,135	2,490,436

Chemicals — 2.7%
Huntsman Corp.	769,873	10,785,921
Intrepid Potash, Inc.*(a)	191,087	4,649,147
Quaker Chemical Corp.	144,375	5,695,594

		21,130,662

Clothing & Apparel — 1.2%
Steven Madden Ltd.*(a)	225,651	9,646,580

Commercial Banks — 0.4%
UMB Financial Corp.	77,535	3,468,528

Commercial Services — 6.2%
Acacia Research - Acacia Technologies*(a)	195,095	8,143,265
GEO Group, Inc. (The)*	455,090	8,651,261
Monster Worldwide, Inc.*	1,006,735	9,815,666
PAREXEL International Corp.*	238,581	6,434,530
Sotheby’s	139,820	5,500,519
Waste Connections, Inc.	311,512	10,133,485

		48,678,726

Computer Services & Software — 6.3%
ANSYS, Inc.*	119,331	7,758,902
Fortinet, Inc.*	481,901	13,324,563
Informatica Corp.*	166,085	8,785,896
QLIK Technologies, Inc.*	327,903	10,492,896
Riverbed Technology, Inc.*(a)	281,995	7,918,420
Vocera Communications, Inc.	42,788	1,001,239

		49,281,916

Diversified Financial Services — 0.6%
Duff & Phelps Corp. (Class A Stock)	298,891	4,644,766

Electronic Components & Equipment — 5.4%
Coherent, Inc.*	193,623	11,294,030
Cymer, Inc.*(a)	125,129	6,256,450
DTS, Inc.*	272,241	8,227,123
InvenSense, Inc.(a)	201,840	3,653,304
Universal Display Corp.*(a)	183,902	6,717,940
Universal Electronics, Inc.*	330,541	6,604,209

		42,753,056

Entertainment & Leisure — 5.0%
Bally Technologies, Inc.*(a)	277,511	12,973,639

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Pinnacle Entertainment, Inc.*(a)	512,057	$5,893,776
Shuffle Master, Inc.*	1,143,219	20,120,654

		38,988,069

Financial Services — 1.6%
Cash America International, Inc.(a)	256,870	12,311,779

Food — 1.3%
Fresh Market, Inc. (The)*(a)	204,690	9,814,885

Healthcare Products — 6.6%
Arthrocare Corp.*	316,180	8,489,433
Bruker Corp.*	531,273	8,133,790
Cepheid, Inc.*(a)	218,490	9,139,437
Cooper Cos., Inc. (The)(a)	103,340	8,443,911
Sirona Dental Systems, Inc.*	214,724	11,066,875
Thoratec Corp.*	185,403	6,249,935

		51,523,381

Healthcare Services — 4.3%
Air Methods Corp.*	75,793	6,612,939
Allscripts Healthcare Solutions, Inc.*	397,468	6,597,969
AMERIGROUP Corp.*(a)	108,505	7,300,216
Centene Corp.*	264,224	12,939,049

		33,450,173

Insurance — 1.0%
Validus Holdings Ltd. (Bermuda)	257,580	7,972,101

Internet Services — 2.2%
Sapient Corp.	620,583	7,726,258
TIBCO Software, Inc.*	302,288	9,219,784

		16,946,042

Investment Companies — 0.4%
KKR Financial Holdings LLC(a)	381,190	3,510,760

Lodging — 0.7%
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	521,165	5,315,883

Machinery & Equipment — 2.0%
Regal-Beloit Corp.	131,238	8,602,651
Terex Corp.*(a)	189,550	4,264,875
Twin Disc, Inc.(a)	120,241	3,137,088

		16,004,614

Manufacturing — 1.8%
Colfax Corp.*	159,982	5,637,766
Hexcel Corp.*	231,170	5,550,392
Polypore International, Inc.*(a)	73,755	2,593,226

		13,781,384

Medical Supplies & Equipment — 1.8%
Quality Systems, Inc.(a)	326,105	14,260,572

Metals & Mining — 2.6%
Northwest Pipe Co.*	216,044	4,588,775
RTI International Metals, Inc.*(a)	371,539	8,567,689
Titanium Metals Corp.	519,630	7,046,183

		20,202,647

Oil & Gas — 7.7%
Dril-Quip, Inc.*	95,394	6,202,518
Gulfport Energy Corp.*	177,186	5,159,656
Lufkin Industries, Inc.	288,739	23,286,800
Oasis Petroleum, Inc.*(a)	404,643	12,475,144

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
OYO Geospace Corp.*	125,896	$13,260,626

		60,384,744

Pharmaceuticals — 6.2%
BioMarin Pharmaceutical, Inc.*(a)	112,235	3,844,049
Catalyst Health Solutions, Inc.*	162,066	10,328,466
ICON PLC (Ireland), ADR*	193,370	4,103,311
Onyx Pharmaceuticals, Inc.*	180,472	6,800,185
Salix Pharmaceuticals Ltd.*(a)	275,715	14,475,037
Theravance, Inc.*(a)	210,207	4,099,036
Vivus, Inc.*(a)	240,850	5,385,406

		49,035,490

Real Estate Investment Trusts — 0.9%
Redwood Trust, Inc.(a)	306,134	3,428,701
Two Harbors Investment Corp.	397,240	4,028,014

		7,456,715

Retail & Merchandising — 11.1%
BJ’s Restaurants, Inc.*(a)	187,959	9,463,736
Chico’s FAS, Inc.	385,263	5,817,471
EZCORP, Inc. (Class A Stock)*	145,930	4,736,158
Francesca’s Holdings Corp.*(a)	184,319	5,826,324
Genesco, Inc.*	394,366	28,256,324
GNC Holdings, Inc. (Class A Stock)	375,567	13,103,533
Sally Beauty Holdings, Inc.*	191,658	4,753,118
Vitamin Shoppe, Inc.*(a)	337,978	14,942,007

		86,898,671

Semiconductors — 2.7%
Cavium, Inc.*(a)	182,865	5,657,843
Teradyne, Inc.*(a)	627,320	10,595,435
Veeco Instruments, Inc.*(a)	183,495	5,247,957

		21,501,235

Software — 3.6%
Compuware Corp.*	1,011,720	9,297,707
MedAssets, Inc.*	468,015	6,159,077
Opnet Technologies, Inc.	245,911	7,131,419
Progress Software Corp.*	257,737	6,087,748

		28,675,951

Telecommunications — 3.5%
EZchip Semiconductor Ltd. (Israel)*	163,308	7,076,136
IPG Photonics Corp.*(a)	161,844	8,423,980
NICE Systems Ltd. (Israel), ADR*	305,945	12,023,638

		27,523,754

Transportation — 1.6%
Landstar System, Inc.	146,580	8,460,598
Quality Distribution, Inc.*	312,930	4,312,175

		12,772,773

TOTAL LONG-TERM INVESTMENTS
(cost $677,608,535)		778,799,859

	Shares	Value
SHORT-TERM INVESTMENT — 27.0%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $212,343,108; includes $197,076,703 of cash collateral for securities on loan)(b)(w)	212,343,108	$212,343,108

TOTAL INVESTMENTS — 126.1%
(cost $889,951,643)		991,142,967
Liabilities in excess of other assets — (26.1)%		(205,099,874)

NET ASSETS — 100.0%		$786,043,093

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,553,989; cash collateral of $197,076,703 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$778,799,859	$—	$—
Affiliated Money Market Mutual Fund	212,343,108	—	—

Total	$991,142,967	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.4%
COMMON STOCKS — 99.2%
Advertising
Millennial Media, Inc.*	6,600	$155,100

Aerospace — 1.2%
BE Aerospace, Inc.*	27,202	1,264,077
Curtiss-Wright Corp.	18,700	692,087
Esterline Technologies Corp.*	18,700	1,336,302
Moog, Inc. (Class A Stock)*	5,750	246,617
Triumph Group, Inc.	109,526	6,862,899

		10,401,982

Aerospace & Defense — 0.7%
Ducommun, Inc.*	30,200	359,380
Kratos Defense & Security Solutions, Inc.*	52,700	281,418
LMI Aerospace, Inc.*	74,100	1,348,620
M/A-COM Technology Solutions Holdings, Inc.*	8,800	182,512
Teledyne Technologies, Inc.*	61,444	3,874,044

		6,045,974

Agriculture — 0.1%
Andersons, Inc. (The)	24,700	1,202,643

Airlines — 0.9%
Alaska Air Group, Inc.*	85,600	3,066,192
JetBlue Airways Corp.*(a)	197,500	965,775
Republic Airways Holdings, Inc.*	199,200	984,048
Spirit Airlines, Inc.*	23,000	461,610
US Airways Group, Inc.*(a)	308,900	2,344,551

		7,822,176

Automotive Components — 0.9%
Cooper Tire & Rubber Co.	316,924	4,823,583
Superior Industries International, Inc.	135,950	2,656,463

		7,480,046

Beverages — 0.1%
Primo Water Corp.*(a)	258,900	504,855

Biotechnology — 0.3%
Ariad Pharmaceuticals, Inc.*(a)	11,500	183,425
Cambrex Corp.*	107,500	751,425
Celldex Therapeutics, Inc.*	36,200	184,258
Lexicon Pharmaceuticals, Inc.*	719,300	1,337,898
RTI Biologics, Inc.*	75,200	278,240

		2,735,246

Broadcasting — 0.3%
Belo Corp. (Class A Stock)	302,524	2,169,097
Journal Communications, Inc. (Class A Stock)*	142,600	802,838

		2,971,935

Building Materials
ABM Industries, Inc.	11,000	267,300

Building Products — 0.2%
Gibraltar Industries, Inc.*	117,205	1,775,656

Business Services — 0.1%
GP Strategies Corp.*	20,300	355,250
School Specialty, Inc.*(a)	126,513	447,856

		803,106

Capital Markets — 2.0%
Affiliated Managers Group, Inc.*	32,730	3,659,541

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Artio Global Investors, Inc.	46,100	$219,897
Cohen & Steers, Inc.(a)	35,191	1,122,593
Greenhill & Co., Inc.(a)	43,200	1,885,248
HFF, Inc. (Class A Stock)*	186,998	3,079,857
Raymond James Financial, Inc.	54,990	2,008,785
Stifel Financial Corp.*	87,993	3,329,655
Waddell & Reed Financial, Inc. (Class A Stock)(a)	58,550	1,897,606

		17,203,182

Chemicals — 2.6%
Cytec Industries, Inc.	38,351	2,331,357
Ferro Corp.*	313,609	1,862,837
Fuller (H.B.) Co.	40,100	1,316,483
Georgia Gulf Corp.*	73,000	2,546,240
Huntsman Corp.	143,602	2,011,864
Innophos Holdings, Inc.	66,455	3,330,725
Innospec, Inc.*	5,500	167,090
Koppers Holdings, Inc.	54,110	2,086,482
Olin Corp.	12,100	263,175
OM Group, Inc.*	61,444	1,690,324
PolyOne Corp.	82,110	1,182,384
Rockwood Holdings, Inc.*	14,800	771,820
Schulman, (A.), Inc.	60,210	1,626,874
Solutia, Inc.	47,700	1,332,738

		22,520,393

Clothing & Apparel — 0.3%
Iconix Brand Group, Inc.*	51,000	886,380
Maidenform Brands, Inc.*	26,300	592,013
Warnaco Group, Inc. (The)*(a)	13,700	800,080

		2,278,473

Commercial Banks — 5.4%
BancFirst Corp.	8,200	357,192
Bancorp, Inc. (The)*	343,223	3,445,959
Banner Corp.	19,200	422,976
BBCN Bancorp, Inc.*	35,700	397,341
Center Bancorp, Inc.	7,700	77,231
Central Pacific Financial Corp.*	21,400	277,130
Citizens & Northern Corp.	26,900	538,000
Citizens Republic Bancorp, Inc.*	120,982	1,888,529
CNB Financial Corp.	4,900	81,879
CoBiz Financial, Inc.	41,100	290,577
Cullen/Frost Bankers, Inc.	24,932	1,450,793
Enterprise Financial Services Corp.	32,400	380,376
First Bancorp, Inc.	2,700	40,041
First Busey Corp.	74,100	366,054
First Financial Corp.	9,300	295,275
First Republic Bank*	54,540	1,796,548
First Security Group, Inc.*	23,098	74,029
FirstMerit Corp.	296,976	5,007,016
German American Bancorp, Inc.	4,900	95,207
Great Southern Bancorp, Inc.	9,300	223,200
Hanmi Financial Corp.*	105,407	1,066,719
IBERIABANK Corp.	122,302	6,539,488
International Bancshares Corp.	21,400	452,610
Merchants Bancshares, Inc.	4,900	138,082
Orrstown Financial Services, Inc.	15,421	135,242
S.Y. Bancorp, Inc.	9,300	215,760
Signature Bank*(a)	64,421	4,061,100

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
StellarOne Corp.	20,800	$246,896
Sterling Financial Corp.*	26,844	560,503
SVB Financial Group*(a)	84,120	5,412,281
Synovus Financial Corp.(a)	423,293	867,751
TCF Financial Corp.	112,327	1,335,568
Tompkins Financial Corp.(a)	32,487	1,301,429
Umpqua Holdings Corp.	94,680	1,283,861
United Community Banks, Inc.*	88,199	859,940
Virginia Commerce Bancorp, Inc.*	40,600	356,468
West Coast Bancorp*	19,320	365,534
Wilshire Bancorp, Inc.*	133,900	646,737
Wintrust Financial Corp.(a)	99,790	3,571,484

		46,922,806

Commercial Services & Supplies — 3.1%
Cenveo, Inc.*(a)	391,200	1,322,256
Deluxe Corp.(a)	120,700	2,826,794
DFC Global Corp.*	65,002	1,226,588
Diebold, Inc.	66,683	2,568,629
EnergySolutions, Inc.*	564,660	2,766,834
Fusion-io, Inc.*(a)	20,800	590,928
Kelly Services, Inc. (Class A Stock)	65,300	1,044,147
Mac-Gray Corp.	17,600	266,288
Matthews International Corp. (Class A Stock)	49,673	1,571,654
Navigant Consulting, Inc.*	48,800	678,808
PHH Corp.*(a)	177,800	2,750,566
Team, Inc.*	28,000	866,600
TeleTech Holdings, Inc.*	10,400	167,440
TMS International Corp. (Class A Stock)*	122,800	1,485,880
TNS, Inc.*	109,146	2,371,743
Towers Watson & Co. (Class A Stock)	36,189	2,391,007
United Stationers, Inc.	62,570	1,941,547
Vantiv, Inc. (Class A Stock)	27,400	537,862

		27,375,571

Communications Equipment — 1.1%
Bel Fuse, Inc. (Class B Stock)	29,950	529,216
Black Box Corp.	84,160	2,146,922
Digi International, Inc.*	163,890	1,801,151
InterDigital, Inc.(a)	36,480	1,271,693
Plantronics, Inc.	90,960	3,662,050

		9,411,032

Computer Hardware — 0.1%
Imation Corp.*	32,400	200,556
Insight Enterprises, Inc.*	36,200	793,866
Mercury Computer Systems, Inc.*	19,700	261,025

		1,255,447

Computer Services & Software — 2.0%
Aspen Technology, Inc.*	33,500	687,755
Brocade Communications Systems, Inc.*	281,376	1,617,912
CACI International, Inc. (Class A Stock)*(a)	72,087	4,490,299
CIBER, Inc.*	56,443	239,318
DynaVox, Inc. (Class A Stock)*	32,900	101,332
Electronics for Imaging, Inc.*	39,500	656,490
Gartner, Inc.*	12,100	515,944
JDA Software Group, Inc.*	58,039	1,594,912
Mantech International Corp. (Class A Stock)(a)	30,200	1,040,692
NetScout Systems, Inc.*	12,600	256,284

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Parametric Technology Corp.*	104,097	$2,908,470
Quest Software, Inc.*	30,700	714,389
Radisys Corp.*	30,700	227,180
SYNNEX Corp.*(a)	62,000	2,364,680

		17,415,657

Computers & Peripherals — 0.1%
Rimage Corp.	58,740	587,987
Unisys Corp.*(a)	14,300	281,996

		869,983

Computers Networking — 0.3%
Xyratex Ltd. (Bermuda)	145,976	2,322,478

Conglomerates — 0.3%
Teleflex, Inc.	46,117	2,820,055

Construction and Engineering — 1.1%
EMCOR Group, Inc.	160,507	4,449,254
Granite Construction, Inc.	18,180	522,493
Orion Marine Group, Inc.*	171,385	1,239,114
Tutor Perini Corp.*	207,296	3,229,672
VSE Corp..	17,600	436,656

		9,877,189

Consumer Products & Services — 1.4%
American Greetings Corp. (Class A Stock)(a)	37,300	572,182
Blyth, Inc.	13,200	987,756
Buckeye Technologies, Inc.	96,600	3,281,502
G & K Services, Inc. (Class A Stock)	92,309	3,156,968
JAKKS Pacific, Inc.(a)	80,100	1,397,745
Regis Corp.	87,639	1,615,187
Select Comfort Corp.*	35,100	1,136,889

		12,148,229

Containers & Packaging — 1.3%
AptarGroup, Inc.	22,706	1,243,608
Graphic Packaging Holding Co.*	151,400	835,728
Greif, Inc. (Class A Stock)	52,368	2,928,419
Myers Industries, Inc.	131,470	1,939,182
Owens-Illinois, Inc.*	84,949	1,982,710
Packaging Corp. of America	83,331	2,465,764

		11,395,411

Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	18,100	312,225

Distribution/Wholesale — 0.1%
Brightpoint, Inc.*	19,200	154,560
Core-Mark Holding Co., Inc.	19,200	786,048

		940,608

Diversified Consumer Services — 0.5%
Sotheby’s	33,730	1,326,938
Steiner Leisure Ltd. (Bahamas)*	56,702	2,768,759

		4,095,697

Diversified Financial Services — 0.5%
BGC Partners, Inc. (Class A Stock)(a)	141,500	1,045,685
Cowen Group, Inc. (Class A Stock)*(a)	353,714	958,565
Edelman Financial Group, Inc.	18,600	122,946
Gleacher & Co., Inc.*	216,700	294,712
SeaCube Container Leasing Ltd.(Bermuda)	96,000	1,651,200

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
SWS Group, Inc.	97,425	$557,271

		4,630,379

Diversified Operations
Standex International Corp.	9,300	383,067

Education — 0.1%
Lincoln Educational Services Corp.	91,100	720,601

Electric Utilities — 2.3%
Cleco Corp.	165,090	6,545,819
Empire District Electric Co. (The)	33,500	681,725
MGE Energy, Inc.	48,080	2,134,271
Portland General Electric Co.	270,843	6,765,658
UniSource Energy Corp.	101,310	3,704,907

		19,832,380

Electrical Equipment — 0.3%
GrafTech International Ltd.*	99,440	1,187,314
Regal-Beloit Corp.	21,400	1,402,770

		2,590,084

Electronic Components & Equipment — 3.3%
Arris Group, Inc.*	122,839	1,388,081
AVX Corp.	278,680	3,695,297
Belden, Inc.	76,480	2,899,357
Checkpoint Systems, Inc.*	17,600	198,528
Coherent, Inc.*	64,270	3,748,869
Daktronics, Inc.	28,000	248,920
DDi Corp.	28,500	347,700
EnerSys*	57,600	1,995,840
FEI Co.*(a)	18,700	918,357
General Cable Corp.*	67,343	1,958,334
Littelfuse, Inc.	13,200	827,640
Park Electrochemical Corp.	138,600	4,189,878
Synopsys, Inc.*	82,109	2,517,462
TTM Technologies, Inc.*	60,300	692,847
VAALCO Energy, Inc.*	91,100	860,895
Zebra Technologies Corp. (Class A Stock)*	59,669	2,457,169

		28,945,174

Electronic Equipment & Instruments — 0.7%
Greatbatch, Inc.*	75,700	1,856,164
PerkinElmer, Inc.	83,499	2,309,582
Vishay Intertechnology, Inc.*(a)	188,206	2,288,585

		6,454,331

Energy – Alternate Sources — 0.2%
FutureFuel Corp.	4,900	53,802
Green Plains Renewable Energy, Inc.*(a)	69,700	752,063
Renewable Energy Group, Inc.*(a)	47,700	494,172

		1,300,037

Energy Equipment & Services — 1.2%
Cal Dive International, Inc.*	491,560	1,622,148
Gulf Island Fabrication, Inc.	53,150	1,555,701
Matrix Service Co.*	256,320	3,591,043
Natural Gas Services Group, Inc.*	91,510	1,207,932
TETRA Technologies, Inc.*	148,910	1,402,732
Tidewater, Inc.	23,010	1,243,000

		10,622,556

Engineering & Construction — 0.1%
Michael Baker Corp.*	28,500	679,725

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure — 1.0%
International Speedway Corp. (Class A Stock)	46,256	$1,283,604
Isle of Capri Casinos, Inc.*(a)	58,200	410,892
Scientific Games Corp. (Class A Stock)*	274,815	3,204,343
Speedway Motorsports, Inc.	37,318	697,100
Town Sports International Holdings, Inc.*	8,200	103,566
WMS Industries, Inc.*	119,753	2,841,739

		8,541,244

Environmental Control — 0.1%
Darling International, Inc.*	54,300	945,906
Metalico, Inc.*	16,500	70,455

		1,016,361

Environmental Services — 0.7%
Clean Harbors, Inc.*	25,581	1,722,369
Tetra Tech, Inc.*	157,485	4,151,305

		5,873,674

Financial – Bank & Trust — 6.6%
1st Source Corp.	6,600	161,502
Banco Latinoamericano de Comercio Exterior SA (Panama)	24,100	508,751
BancorpSouth, Inc.	83,515	1,124,947
Bank of the Ozarks, Inc.(a)	16,500	515,790
Berkshire Hills Bancorp, Inc.	16,500	378,180
Boston Private Financial Holdings, Inc.	200,871	1,990,632
Camden National Corp.	4,900	172,235
Cardinal Financial Corp.	119,086	1,345,672
Cathay General Bancorp	35,700	631,890
Chemical Financial Corp.	14,785	346,560
City Holding Co.(a)	28,500	989,520
Columbia Banking System, Inc.	17,900	407,762
Community Bank System, Inc.	16,500	474,870
Community Trust Bancorp, Inc.	26,642	854,409
CVB Financial Corp.(a)	285,037	3,346,334
East West Bancorp, Inc.	23,600	544,924
Financial Institutions, Inc.	30,200	488,334
First Bancorp	32,400	354,132
First Community Bancshares, Inc.	44,400	593,184
First Financial Bancorp	182,337	3,154,430
First Horizon National Corp.(a)	281,455	2,921,503
First Merchants Corp.	28,000	345,520
First Midwest Bancorp, Inc.	322,947	3,868,905
First Niagara Financial Group, Inc.	79,217	779,495
First of Long Island Corp. (The)	4,900	129,850
FNB Corp.	115,200	1,391,616
Hancock Holding Co.	92,034	3,268,127
Heartland Financial USA, Inc.	6,600	114,444
Hudson Valley Holding Corp.	11,797	190,286
Independent Bank Corp.	28,000	804,440
Lakeland Bancorp, Inc.	42,128	414,956
MainSource Financial Group, Inc.	44,400	535,020
National Penn Bancshares, Inc.	214,126	1,895,015
Ocwen Financial Corp.*	254,600	3,979,398
Oriental Financial Group, Inc. (Puerto Rico)	95,500	1,155,550
PacWest Bancorp	162,195	3,941,338
Park National Corp.(a)	6,600	456,522
Peoples Bancorp, Inc.	26,100	457,794
Pinnacle Financial Partners, Inc.*(a)	126,710	2,325,128
Provident Financial Services, Inc.	34,600	502,738

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Renasant Corp.	30,400	$494,912
Republic Bancorp, Inc. (Class A Stock)	14,446	345,548
S&T Bancorp, Inc.	14,300	310,167
Sierra Bancorp	30,300	297,849
Southside Bancshares, Inc.	18,064	399,214
Southwest Bancorp, Inc.*	90,833	837,480
Suffolk Bancorp*	5,500	71,445
Susquehanna Bancshares, Inc.	78,912	779,651
Trico Bancshares	1,600	27,872
Trustmark Corp.(a)	21,400	534,572
United Bankshares, Inc.(a)	8,200	236,652
Washington Trust Bancorp, Inc.	12,100	292,094
WesBanco, Inc.	19,200	386,688
West Bancorp.	36,800	367,632
Zions Bancorporation(a)	189,917	4,075,619

		57,319,098

Financial – Brokerage — 0.1%
Knight Capital Group, Inc. (Class A Stock)*	58,200	749,034

Financial Services — 1.5%
Advance America Cash Advance Centers, Inc.	28,500	298,965
Alliance Financial Corp.	6,600	200,046
Assured Guaranty Ltd. (Bermuda)	63,600	1,050,672
Dime Community Bancshares, Inc.	19,300	281,973
Encore Capital Group, Inc.*	49,400	1,113,970
First Commonwealth Financial Corp.	358,800	2,195,856
Flushing Financial Corp.	24,700	332,462
Lakeland Financial Corp.	15,900	413,877
National Financial Partners Corp.*(a)	150,300	2,275,542
NBT Bancorp, Inc.	24,100	532,128
Nelnet, Inc. (Class A Stock)	54,900	1,422,459
OceanFirst Financial Corp.	17,600	250,624
Trustco Bank Corp.	39,500	225,545
World Acceptance Corp.*(a)	33,500	2,051,875
WSFS Financial Corp.	4,900	200,900

		12,846,894

Food — 1.1%
B&G Foods, Inc.	28,500	641,535
Corn Products International, Inc.	75,639	4,360,588
Sanderson Farms, Inc.	33,317	1,766,800
Spartan Stores, Inc.	132,800	2,406,336

		9,175,259

Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	49,059	2,720,812
Pantry, Inc. (The)*	516,056	6,713,889
Weis Markets, Inc.	40,160	1,750,976

		11,185,677

Gas Utilities — 0.9%
Laclede Group, Inc. (The)	52,010	2,029,430
New Jersey Resources Corp.	52,939	2,359,491
Northwest Natural Gas Co.	23,260	1,056,004
WGL Holdings, Inc.	68,690	2,795,683

		8,240,608

Healthcare Equipment & Services
Skilled Healthcare Group, Inc. (Class Astock)*	47,000	360,020

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 0.3%
Columbia Laboratories, Inc.*	534,500	$379,495
STERIS Corp.	70,327	2,223,740

		2,603,235

Healthcare Providers & Services — 0.8%
Cross Country Healthcare, Inc.*	234,920	1,176,949
LifePoint Hospitals, Inc.*	102,872	4,057,272
MModal, Inc.*	79,980	843,789
Select Medical Holdings Corp.*	147,820	1,136,736

		7,214,746

Healthcare Services — 1.7%
Almost Family, Inc.*(a)	98,734	2,568,071
AMERIGROUP Corp.*(a)	34,600	2,327,888
AmSurg Corp.*	93,593	2,618,732
Assisted Living Concepts, Inc. (Class A Stock)	23,000	382,030
Five Star Quality Care, Inc.*	290,200	989,582
Gentiva Health Services, Inc.*	19,870	173,664
HealthSouth Corp.*	154,751	3,169,300
Molina Healthcare, Inc.*	2,500	84,075
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	114,700	2,649,570

		14,962,912

Hotels, Restaurants & Leisure — 0.7%
Cracker Barrel Old Country Store, Inc.	59,803	3,337,007
PF Chang’s China Bistro, Inc.(a)	75,100	2,967,952

		6,304,959

Household Durables — 0.3%
La-Z-Boy, Inc.*	3,800	56,848
Ryland Group, Inc. (The)(a)	74,810	1,442,337
Toll Brothers, Inc.*(a)	55,440	1,330,006

		2,829,191

Household Products — 1.4%
Central Garden & Pet Co.*	106,849	1,005,449
Central Garden & Pet Co. (Class A Stock)*(a)	279,019	2,686,952
Helen of Troy Ltd. (Bermuda)*	126,700	4,309,067
Prestige Brands Holdings, Inc.*	223,645	3,909,315

		11,910,783

Housewares
Lifetime Brands, Inc.	25,800	289,992

Industrial Products — 1.7%
Brady Corp. (Class A Stock)	69,013	2,232,571
Ceradyne, Inc.	13,700	446,072
EnPro Industries, Inc.*(a)	106,493	4,376,862
Interface, Inc. (Class A Stock)	102,414	1,428,675
Interline Brands, Inc.*	53,200	1,149,652
Watts Water Technologies, Inc. (Class A Stock)(a)	72,290	2,945,818
WESCO International, Inc.*(a)	39,079	2,552,249

		15,131,899

Insurance — 5.7%
Allied World Assurance Co. Holdings AG (Switzerland)	89,350	6,135,664
Alterra Capital Holdings Ltd. (Bermuda)	37,300	857,154

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Equity Investment Life Holding Co.(a)	235,400	$3,006,058
American Safety Insurance Holdings Ltd. (Bermuda)*	17,600	331,760
AMERISAFE, Inc.*	74,600	1,845,604
AmTrust Financial Services, Inc.	39,500	1,061,760
Arch Capital Group Ltd. (Bermuda)*	48,460	1,804,650
Aspen Insurance Holdings Ltd. (Bermuda)	37,900	1,058,926
AXIS Capital Holdings Ltd. (Bermuda)	18,430	611,323
CNO Financial Group, Inc.*	432,846	3,367,542
Delphi Financial Group, Inc. (Class A Stock) .	62,500	2,798,125
EMC Insurance Group, Inc.	66,890	1,343,820
Employers Holdings, Inc.	210,229	3,723,156
Endurance Specialty Holdings Ltd. (Bermuda)	62,169	2,527,792
FBL Financial Group, Inc. (Class A Stock)	7,700	259,490
Horace Mann Educators Corp.	134,543	2,370,648
Infinity Property & Casualty Corp.	53,207	2,784,322
Meadowbrook Insurance Group, Inc.	361,920	3,376,714
Platinum Underwriters Holdings Ltd. (Bermuda)	78,746	2,874,229
ProAssurance Corp.	41,646	3,669,429
Reinsurance Group of America, Inc.	41,767	2,483,883
Selective Insurance Group, Inc.	36,800	648,048
Symetra Financial Corp.	39,500	455,435
Tower Group, Inc.	4,862	109,055

		49,504,587

Internet Services — 0.3%
Digital River, Inc.*	99,683	1,865,069
United Online, Inc.	171,200	837,168

		2,702,237

Internet Software & Services — 0.1%
Bazaarvoice, Inc.(a)	15,400	305,998
ExactTarget, Inc.*	9,900	257,400
TeleCommunications Systems, Inc. (Class A Stock)*	25,270	70,251

		633,649

Investment Companies — 0.2%
MCG Capital Corp.	73,486	312,315
Prospect Capital Corp.	169,015	1,855,785

		2,168,100

Leisure Equipment & Products — 0.2%
Callaway Golf Co.(a)	268,060	1,812,086

Machinery — 1.9%
Albany International Corp. (Class A Stock)	59,480	1,365,066
Altra Holdings, Inc.*	91,440	1,755,648
Gardner Denver, Inc.	17,500	1,102,850
IDEX Corp.	53,751	2,264,530
Kaydon Corp.	69,779	1,780,062
Oshkosh Corp.*	73,390	1,700,446
RBC Bearings, Inc.*	47,055	2,170,647
Robbins & Myers, Inc	1,100	57,255
Snap-on, Inc.	36,710	2,238,209
WABCO Holdings, Inc.*(a)	28,360	1,715,213

		16,149,926

Machinery & Equipment — 1.5%
Applied Industrial Technologies, Inc.	76,000	3,125,880

	Shares	Value
COMMON STOCKS (Continued)
Machinery & Equipment (cont’d.)
Briggs & Stratton Corp.(a)	205,200	$3,679,236
Cascade Corp.	3,300	165,396
Intermec, Inc.*	262,555	2,029,550
Kadant, Inc.*	91,508	2,179,721
RPC, Inc.(a)	31,530	334,533
Terex Corp.*(a)	71,104	1,599,840

		13,114,156

Manufacturing — 0.2%
Actuant Corp. (Class A Stock)	57,600	1,669,824
Proto Labs, Inc.*	5,500	187,495

		1,857,319

Marine — 0.2%
Diana Shipping, Inc. (Marshall Islands)*(a)	129,059	1,155,078
Kirby Corp.*	11,900	782,901

		1,937,979

Media — 0.5%
Dolan Co. (The)*	30,200	275,122
Entercom Communications Corp. (Class A Stock)*(a)	249,100	1,616,659
LIN TV Corp. (Class A Stock)*	153,600	622,080
Sinclair Broadcast Group, Inc. (Class A Stock)	150,300	1,662,318

		4,176,179

Medical Supplies & Equipment — 0.1%
Incyte Corp.*(a)	48,800	941,840

Metals & Mining — 1.8%
Carpenter Technology Corp.	13,640	712,417
Century Aluminum Co.*	18,700	166,056
Cloud Peak Energy, Inc.*(a)	54,900	874,557
Coeur d’Alene Mines Corp.*	92,200	2,188,828
Compass Minerals International, Inc.(a)	20,026	1,436,665
Haynes International, Inc.	5,490	347,792
Horsehead Holding Corp.*	92,700	1,055,853
LB Foster Co. (Class A Stock)	23,000	655,730
Olympic Steel, Inc.	28,270	678,480
Revett Minerals, Inc. (Canada)*(a)	41,100	171,798
Rexnord Corp.	20,100	424,110
RTI International Metals, Inc.*(a)	164,842	3,801,256
SunCoke Energy, Inc.*(a)	35,100	498,771
US Silica Holdings, Inc.*(a)	62,500	1,308,750
Westmoreland Coal Co.*	9,300	103,881
Worthington Industries, Inc.	68,600	1,315,748

		15,740,692

Office Equipment — 0.1%
Knoll, Inc.	30,700	510,848

Oil & Gas — 2.3%
Berry Petroleum Co. (Class A Stock)	89,784	4,231,520
CVR Energy, Inc.*	68,600	1,835,050
Energy Partners Ltd.*	19,200	318,912
Goodrich Petroleum Corp.*(a)	185,861	3,535,076
Helix Energy Solutions Group, Inc.*	43,300	770,740
Key Energy Services, Inc.*	220,220	3,402,399
Newpark Resources, Inc.*	19,200	157,248
Stone Energy Corp.*(a)	18,100	517,479
Swift Energy Co.*(a)	118,272	3,433,436

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
W&T Offshore, Inc.	94,900	$2,000,492

		20,202,352

Oil Field Equipment & Services
C&J Energy Services, Inc.*(a)	19,200	341,568

Oil, Gas & Consumable Fuels — 0.8%
Bill Barrett Corp.*(a)	81,250	2,113,312
Bonanza Creek Energy, Inc.	14,300	312,455
Carrizo Oil & Gas, Inc.*(a)	89,540	2,530,400
Rex Energy Corp.*	49,200	525,456
Superior Energy Services, Inc.*	37,169	979,775
Warren Resources, Inc.*	68,600	223,636
Western Refining, Inc.	11,000	207,020

		6,892,054

Paper & Forest Products — 0.6%
Domtar Corp.	7,700	734,426
Louisiana-Pacific Corp.*	215,240	2,012,494
P.H. Glatfelter Co.	20,300	320,334
Rock-Tenn Co. (Class A Stock)	31,800	2,148,408
Schweitzer-Mauduit International, Inc.	3,800	262,428

		5,478,090

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)	87,200	529,304

Pharmaceuticals — 0.6%
Achillion Pharmaceuticals, Inc.*(a)	8,800	84,304
Alkermes PLC (Ireland)*(a)	77,400	1,435,770
Impax Laboratories, Inc.*	41,700	1,024,986
Neurocrine Biosciences, Inc.*	148,700	1,185,139
Par Pharmaceutical Cos., Inc.*	28,000	1,084,440

		4,814,639

Printing & Publishing — 0.1%
Courier Corp.	86,578	1,004,305

Professional Services — 0.5%
CDI Corp.	970	17,392
Hudson Highland Group, Inc.*	89,800	483,124
Korn/Ferry International*	25,110	420,592
TrueBlue, Inc.*	167,860	3,001,337

		3,922,445

Real Estate Investment Trusts — 10.2%
American Campus Communities, Inc.	56,000	2,504,320
American Capital Agency Corp.	104,800	3,095,792
Anworth Mortgage Asset Corp.	459,800	3,025,484
Ashford Hospitality Trust, Inc.	206,800	1,863,268
Associated Estates Realty Corp.	2,200	35,948
BioMed Realty Trust, Inc.(a)	128,187	2,432,989
Campus Crest Communities, Inc.	198,870	2,318,824
CapLease, Inc.	189,300	762,879
Capstead Mortgage Corp.	290,200	3,804,522
CBL & Associates Properties, Inc.	106,579	2,016,475
Cedar Realty Trust, Inc.	209,000	1,070,080
Chesapeake Lodging Trust	21,400	384,558
Cogdell Spencer, Inc.	408,540	1,732,210
Colonial Properties Trust(a)	41,400	899,622
Coresite Realty Corp.	55,400	1,306,886
Corporate Office Properties Trust	25,630	594,872
Cousins Properties, Inc.	194,417	1,473,681
CYS Investments, Inc.(a)	40,600	531,454

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
DCT Industrial Trust, Inc.(a)	266,600	$1,572,940
DDR Corp.	37,300	544,580
DiamondRock Hospitality Co	167,900	1,727,691
EastGroup Properties, Inc.(a)	57,000	2,862,540
Education Realty Trust, Inc.	161,987	1,755,939
Entertainment Properties Trust(a)	20,300	941,514
Equity LifeStyle Properties, Inc.	16,500	1,150,710
Equity One, Inc.	132,920	2,687,642
Extra Space Storage, Inc.	22,500	647,775
FelCor Lodging Trust, Inc.*	170,600	614,160
First Industrial Realty Trust, Inc.*	275,400	3,401,190
Getty Realty Corp.(a)	19,200	299,136
Hersha Hospitality Trust	256,330	1,399,562
Home Properties, Inc.	6,600	402,666
Invesco Mortgage Capital, Inc.	15,300	270,045
Kite Realty Group Trust	76,800	404,736
LaSalle Hotel Properties(a)	104,340	2,936,128
Lexington Realty Trust(a)	408,148	3,669,251
LTC Properties, Inc.	44,400	1,420,800
MFA Financial, Inc.	486,934	3,637,397
Mid-America Apartment Communities, Inc.	106,547	7,141,846
National Retail Properties, Inc.	35,100	954,369
Omega Healthcare Investors, Inc.	142,100	3,021,046
Parkway Properties, Inc.	136,100	1,426,328
Pebblebrook Hotel Trust(a)	208,030	4,697,317
Pennsylvania Real Estate Investment Trust	284,252	4,340,528
PS Business Parks, Inc.	6,600	432,564
Ramco-Gershenson Properties Trust(a)	40,000	488,800
Senior Housing Properties Trust	106,780	2,354,499
Sun Communities, Inc.	20,300	879,599
Washington Real Estate Investment Trust	22,730	675,081
Winthrop Realty Trust	49,900	578,341

		89,190,584

Real Estate Management & Development — 0.3%
CBRE Group, Inc.*	41,235	823,051
Jones Lang LaSalle, Inc.	21,250	1,770,338

		2,593,389

Registered Investment Companies — 0.1%
American Capital Ltd.*	84,500	732,615
Gladstone Capital Corp.	19,200	155,712

		888,327

Restaurants
Papa John’s International, Inc.*	2,200	82,852

Retail & Merchandising — 3.7%
American Eagle Outfitters, Inc.	144,050	2,476,219
Cabela’s, Inc.*(a)	126,700	4,833,605
Cash America International, Inc.(a)	44,400	2,128,092
Conn’s, Inc.*(a)	245,634	3,770,482
Cost Plus, Inc.*	49,400	884,260
Dillard’s, Inc. (Class A Stock)	19,200	1,209,984
Dole Food Co., Inc.*(a)	241,265	2,407,825
Ethan Allen Interiors, Inc.(a)	79,200	2,005,344
Finish Line, Inc. (The) (Class A Stock)	91,100	1,933,142
Group 1 Automotive, Inc.(a)	15,400	865,018
hhgregg, Inc.*(a)	132,357	1,506,223
Men’s Wearhouse, Inc. (The)	63,549	2,463,795
Oxford Industries, Inc.	15,900	808,038
Perry Ellis International, Inc.*	75,450	1,408,651

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Rent-A-Center, Inc.	74,600	$2,816,150
Ruth’s Hospitality Group, Inc.*	46,948	356,335
World Fuel Services Corp.	14,800	606,800

		32,479,963

Road & Rail — 0.9%
Genesee & Wyoming, Inc. (Class A Stock)*	39,880	2,176,650
Landstar System, Inc.	44,000	2,539,680
Old Dominion Freight Line, Inc.*	61,495	2,931,467

		7,647,797

Savings & Loan
BofI Holding, Inc.*	16,500	281,820

Semiconductors — 1.2%
Amkor Technology, Inc.*(a)	406,500	2,497,942
DSP Group, Inc.*	32,400	215,784
Emulex Corp.*	296,300	3,075,594
Integrated Silicon Solution, Inc.*	60,300	672,948
IXYS Corp.*	19,200	253,440
Kulicke & Soffa Industries, Inc.*	17,000	211,310
MKS Instruments, Inc.	31,800	939,054
Photronics, Inc.*(a)	26,300	174,895
PMC - Sierra, Inc.*	63,600	459,828
Semtech Corp.*	16,500	469,590
Sigma Designs, Inc.*	36,800	190,624
Skyworks Solutions, Inc.*	18,100	500,465
Veeco Instruments, Inc.*(a)	21,270	608,322

		10,269,796

Semiconductors & Semiconductor Equipment — 2.1%
Brooks Automation, Inc.	53,200	655,956
Entegris, Inc.*	84,711	791,201
Exar Corp.*	239,702	2,013,497
Intermolecular, Inc.*	32,400	201,204
LTX-Credence Corp.*	221,100	1,589,709
Mindspeed Technologies, Inc.*	162,900	1,037,673
ON Semiconductor Corp.*	478,290	4,309,393
Teradyne, Inc.*(a)	431,560	7,289,048

		17,887,681

Software — 0.7%
CSG Systems International, Inc.*	18,100	274,034
Demandware, Inc.*(a)	13,200	393,360
Ebix, Inc.(a)	7,700	178,332
EPIQ Systems, Inc.	24,100	291,610
Guidewire Software, Inc.	7,700	237,006
Imperva, Inc.*	3,300	129,195
Jive Software, Inc.(a)	6,600	179,256
MedAssets, Inc.*	233,720	3,075,755
Take-Two Interactive Software, Inc.*(a)	82,266	1,265,662

		6,024,210

Specialty Retail — 1.2%
ANN, Inc.*	177,466	5,082,626
Cato Corp. (The) (Class A Stock)	30,477	842,384
Children’s Place Retail Stores, Inc. (The)*(a)	51,530	2,662,555
Guess?, Inc.	33,110	1,034,688
MarineMax, Inc.*(a)	148,510	1,222,237

		10,844,490

Telecommunications — 1.3%
Anixter International, Inc.*	11,000	797,830

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Cincinnati Bell, Inc.*(a)	482,800	$1,940,856
Comtech Telecommunications Corp.(a)	62,601	2,039,541
Consolidated Communications Holdings, Inc.(a)	75,700	1,485,991
MasTec, Inc.*	82,800	1,497,852
Oplink Communications, Inc.*	13,700	234,270
Premiere Global Services, Inc.*	178,951	1,617,717
RF Micro Devices, Inc.*	335,068	1,668,639
Symmetricon, Inc.*	30,200	174,254

		11,456,950

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.*(a)	70,400	2,079,616
Jones Group, Inc. (The)	51,000	640,560

		2,720,176

Thrifts & Mortgage Finance — 0.5%
BankFinancial Corp.	14,300	94,666
BankUnited, Inc.	75,660	1,891,500
People’s United Financial, Inc.	121,360	1,606,806
Westfield Financial, Inc.	127,570	1,009,079

		4,602,051

Transportation — 1.0%
Aircastle Ltd. (Bermuda)	47,200	577,728
Amerco, Inc.	15,901	1,677,714
Atlas Air Worldwide Holdings, Inc.*	62,500	3,075,625
Gulfmark Offshore, Inc. (Class A Stock)*	39,000	1,792,440
Pacer International, Inc.*	57,600	364,032
Quality Distribution, Inc.*	60,300	830,934

		8,318,473

Utilities — 2.4%
American States Water Co.	7,700	278,278
California Water Service Group	13,700	249,477
Chesapeake Utilities Corp.	9,300	382,416
El Paso Electric Co.	46,600	1,514,034
Great Plains Energy, Inc.(a)	283,076	5,737,951
IDACORP, Inc.	105,991	4,358,350
NorthWestern Corp.	46,600	1,652,436
South Jersey Industries, Inc.	18,100	905,724
Southwest Gas Corp.	56,000	2,393,440
UIL Holdings Corp.	13,700	476,212
Westar Energy, Inc.	120,520	3,366,124

		21,314,442

Warehouse/Industrial — 0.1%
Wesco Aircraft Holdings, Inc.*(a)	65,800	1,065,960

Water Utilities
Consolidated Water Co. Ltd. (Cayman Islands)	6,600	52,206

TOTAL COMMON STOCKS (cost $774,452,034)		866,199,897

EXCHANGE TRADED FUNDS — 1.0%
iShares NASDAQ Biotechnology Index Fund(a)	7,197	887,390
iShares Russell 2000 Index Fund(a)	15,325	1,269,676
iShares Russell 2000 Value Index Fund(a)	94,250	6,877,422

TOTAL EXCHANGE TRADED FUNDS (cost $8,125,339)		9,034,488

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED )

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes
0.500%	11/30/12(k)	$1,480	$1,483,064

(cost $1,483,382)
TOTAL LONG-TERM INVESTMENTS (cost $784,060,755)			876,717,449

		Shares
SHORT-TERM INVESTMENT — 19.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $170,695,906; includes $147,420,238 of cash collateral for securities on loan)(b)(w)		170,695,906	170,695,906

Value
TOTAL INVESTMENTS — 120.0% (cost $954,756,661)	$1,047,413,355
Liabilities in excess of other assets(x) — (20.0)%.	(174,272,774)

NET ASSETS — 100.0%	$873,140,581

The following abbreviation is used in the Portfolio descriptions:

NASDAQ	National Association for Securities Dealers
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,710,371; cash collateral of $147,420,238 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)
Long Position:
200	Russell 2000 Mini	Jun. 2012	$16,550,290	$16,554,000	$3,710

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$866,199,897	$—	$—
Exchange Traded Funds	9,034,488	—	—
U.S. Treasury Obligation	—	1,483,064	—
Affiliated Money Market Mutual Fund	170,695,906	—	—
Other Financial Instruments*
Futures	3,710	—	—

Total	$1,045,934,001	$1,483,064	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 64.8%
Advertising — 0.3%
Aegis Group PLC (United Kingdom)	567,083	$1,676,215
Lamar Advertising Co. (Class A Stock)*	24,000	777,840
Omnicom Group, Inc.(a)	97,400	4,933,310
WPP PLC (United Kingdom)	666,686	9,112,015

		16,499,380

Aerospace & Defense — 0.9%
Boeing Co. (The)	283,100	21,054,147
HEICO Corp. (Class A Stock)	22,075	886,311
Raytheon Co.	59,800	3,156,244
Rolls-Royce Holdings PLC (United Kingdom)*	484,660	6,294,688
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	24,200	591,932
United Technologies Corp.	258,000	21,398,520

		53,381,842

Airlines — 0.1%
Delta Air Lines, Inc.*	26,000	257,660
SkyWest, Inc.	19,100	211,055
Southwest Airlines Co.	231,700	1,909,208
United Continental Holdings, Inc.*(a)	24,700	531,050

		2,908,973

Automobile Manufacturers — 0.8%
Bayerische Motoren Werke AG (Germany)	72,007	6,475,723
Ford Motor Co.	219,400	2,740,306
General Motors Co.*(a)	310,200	7,956,630
Harley-Davidson, Inc.	97,600	4,790,208
Honda Motor Co. Ltd. (Japan)	200,800	7,629,769
Nissan Motor Co. Ltd. (Japan)	428,200	4,557,741
Oshkosh Corp.*	20,200	468,034
Toyota Motor Corp. (Japan)	263,900	11,382,421
Winnebago Industries, Inc.*(a)	58,000	568,400

		46,569,232

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	14,700	1,301,979
Aisin Seiki Co. Ltd. (Japan)	97,400	3,419,650
Autoliv, Inc., AB	36,913	2,468,938
AutoZone, Inc.*	20,000	7,436,000
CLARCOR, Inc.	21,500	1,055,435
GKN PLC (United Kingdom)	1,052,799	3,470,599
H&E Equipment Services, Inc.*	4,000	75,680
Johnson Controls, Inc.	170,000	5,521,600
Koito Manufacturing Co. Ltd. (Japan)	71,000	1,148,592
TRW Automotive Holdings Corp.*	86,700	4,027,215

		29,925,688

Beverages — 1.7%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	11,300	1,206,727
Coca-Cola Co. (The)	404,500	29,937,045
Coca-Cola Enterprises, Inc.	303,200	8,671,520
Dr. Pepper Snapple Group, Inc.	114,800	4,616,108
Green Mountain Coffee Roasters, Inc.*(a)	9,100	426,244
Kirin Holdings Co. Ltd. (Japan)	443,000	5,732,186
Molson Coors Brewing Co. (Class B Stock)	154,800	7,004,700
PepsiCo, Inc.	500,046	33,178,052
Pernod-Ricard SA (France)	74,089	7,746,939

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Reed’s, Inc.*(a)	42,700	$73,871

		98,593,392

Biotechnology — 0.4%
Acorda Therapeutics, Inc.*	11,000	292,050
Alexion Pharmaceuticals, Inc.*	19,300	1,792,198
Cubist Pharmaceuticals, Inc.*(a)	38,100	1,647,825
Dendreon Corp.*(a)	147,400	1,570,547
Exelixis, Inc.*	57,200	296,296
Gilead Sciences, Inc.*	271,800	13,277,430
Illumina, Inc.*	8,500	447,185
Incyte Corp.*(a)	94,000	1,814,200
Life Technologies Corp.*	30,400	1,484,128
Maxygen, Inc.*	121,800	699,132

		23,320,991

Building Materials — 0.2%
Bouygues SA (France)	137,981	4,219,721
Martin Marietta Materials, Inc.(a)	54,100	4,632,583
Universal Forest Products, Inc.	12,800	441,344
USG Corp.*(a)	34,500	593,400

		9,887,048

Business Services — 0.1%
Corporate Executive Board Co. (The)	16,500	709,665
Manpower, Inc.	32,100	1,520,577
Navigant Consulting, Inc.*	28,200	392,262
Robert Half International, Inc.	92,700	2,808,810

		5,431,314

Cable Television — 0.1%
DIRECTV (Class A Stock)*	135,000	6,660,900
DISH Network Corp. (Class A Stock)	13,700	451,141

		7,112,041

Chemicals — 1.3%
Air Products & Chemicals, Inc.	17,300	1,588,140
Air Water, Inc. (Japan)	116,000	1,496,774
Albemarle Corp.(a)	13,740	878,261
American Vanguard Corp.	65,000	1,409,850
Asahi Kasei Corp. (Japan)	944,000	5,828,005
BASF SE (Germany)	77,594	6,787,755
Bayer AG (Germany)	120,318	8,463,131
Cabot Corp.	24,600	1,049,928
Codexis, Inc.*	71,027	259,249
Dow Chemical Co. (The)	135,700	4,700,648
E.I. du Pont de Nemours & Co.	73,459	3,885,981
LyondellBasell Industries NV (Netherlands) (Class A Stock)	119,100	5,198,715
Potash Corp. of Saskatchewan, Inc. (Canada)	105,800	4,834,002
PPG Industries, Inc.	75,800	7,261,640
Praxair, Inc.	82,800	9,492,192
Sherwin-Williams Co. (The)	50,400	5,476,968
Showa Denko KK (Japan)	473,000	1,074,351
Tosoh Corp. (Japan)	281,000	780,838
Wacker Chemie AG (Germany)(a)	28,934	2,551,150

		73,017,578

Clothing & Apparel — 0.4%
Anvil Holdings, Inc.*(g)	125	375
Cintas Corp.(a)	61,400	2,401,968

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Clothing & Apparel (cont’d.)
Coach, Inc.	133,300	$10,301,424
NIKE, Inc. (Class B Stock)	98,400	10,670,496

		23,374,263

Coal — 0.1%
CONSOL Energy, Inc.	84,800	2,891,680
Peabody Energy Corp.	108,000	3,127,680

		6,019,360

Commercial Banks — 0.5%
Banco Santander Brasil SA (Brazil), ADS(a)	510,700	4,683,119
Bank of Kentucky Financial Corp.	9,700	249,581
CIT Group, Inc.*	12,600	519,624
Citizens Republic Bancorp, Inc.*	89,230	1,392,880
DnB ASA (Norway)	660,840	8,494,401
Home BancShares, Inc.	47,434	1,262,219
Huntington Bancshares, Inc.	417,100	2,690,295
M&T Bank Corp.(a)	33,300	2,893,104
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,407,810	4,490,296
Svenska Handelsbanken AB (Sweden) (Class A Stock)	126,643	4,037,155
Western Alliance BanCorp*	88,100	746,207

		31,458,881

Commercial Services — 0.4%
Benesse Holdings, Inc. (Japan)	66,500	3,314,154
FTI Consulting, Inc.*	25,500	956,760
H&R Block, Inc.	124,600	2,052,162
MasterCard, Inc. (Class A Stock)	31,600	13,289,064
Paychex, Inc.	26,600	824,334
Verisk Analytics, Inc. (Class A Stock)*	19,600	920,612
Western Union Co. (The)	248,200	4,368,320

		25,725,406

Computer Hardware — 3.3%
Apple, Inc.*	207,900	124,629,813
CommVault Systems, Inc.*	17,800	883,592
Dell, Inc.*	1,192,000	19,787,200
Hewlett-Packard Co.	159,900	3,810,417
International Business Machines Corp.	200,950	41,928,217
Riverbed Technology, Inc.*(a)	31,630	888,170

		191,927,409

Computer Services & Software — 3.5%
Accelrys, Inc.*	114,078	910,342
Accenture PLC (Ireland) (Class A Stock)	134,600	8,681,700
Activision Blizzard, Inc.	72,554	930,142
Akamai Technologies, Inc.*	95,300	3,497,510
American Reprographics Co.*	101,140	545,145
Autodesk, Inc.*	178,500	7,554,120
Automatic Data Processing, Inc.	132,500	7,312,675
Avid Technology, Inc.*	48,800	536,800
Cadence Design Systems, Inc.*(a)	63,400	750,656
Cisco Systems, Inc.	1,332,100	28,173,915
Electronic Arts, Inc.*	63,800	1,051,424
EMC Corp.*	434,700	12,988,836
FactSet Research Systems, Inc.(a)	8,400	831,936
Global Payments, Inc.	22,300	1,058,581
Informatica Corp.*	10,400	550,160
Jack Henry & Associates, Inc.	34,610	1,180,893
Logica PLC (United Kingdom)	613,231	976,932

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Microsoft Corp.	1,961,800	$63,268,050
MSCI, Inc. (Class A Stock)*	31,600	1,163,196
NS Solutions Corp. (Japan)	46,400	893,580
Nuance Communications, Inc.*(a)	42,800	1,094,824
Oracle Corp.	1,117,900	32,597,964
RealD, Inc.*(a)	59,100	797,850
Red Hat, Inc.*	143,180	8,575,050
salesforce.com, Inc.*	3,500	540,785
SanDisk Corp.*	164,600	8,162,514
Software AG (Germany)	105,579	3,953,985
SYNNEX Corp.*(a)	26,970	1,028,636
Websense, Inc.*	24,600	518,814

		200,127,015

Conglomerates — 0.4%
Altria Group, Inc.	359,800	11,107,026
Hutchison Whampoa Ltd. (Hong Kong)	675,400	6,749,173
Textron, Inc.	236,700	6,587,361

		24,443,560

Construction — 0.2%
Carillion PLC (United Kingdom)	830,778	3,965,198
Fluor Corp.	56,600	3,398,264
McDermott International, Inc. (Panama)*	177,100	2,268,651
Toll Brothers, Inc.*(a)	31,900	765,281
WorleyParsons Ltd. (Australia)	47,287	1,402,363

		11,799,757

Consumer Products & Services — 1.8%
Avon Products, Inc.	317,100	6,139,056
Church & Dwight Co., Inc.(a)	29,500	1,451,105
Colgate-Palmolive Co.	103,700	10,139,786
Johnson & Johnson	578,446	38,154,298
L’Oreal SA (France)	41,662	5,139,197
Procter & Gamble Co. (The)	656,555	44,127,062
Rent-A-Center, Inc.	16,500	622,875

		105,773,379

Containers & Packaging
Ball Corp.	40,000	1,715,200

Distribution/Wholesale — 0.5%
DCC PLC (Ireland)*	147,113	3,642,557
Fastenal Co.(a)	81,000	4,382,100
Fossil, Inc.*	14,200	1,874,116
Mitsubishi Corp. (Japan)	416,000	9,649,873
Mitsui & Co. Ltd. (Japan)	425,100	6,969,442
Pool Corp.	20,412	763,817

		27,281,905

Diversified Financial Services — 0.4%
Challenger Ltd. (Australia)	533,758	2,100,996
Deutsche Boerse AG (Germany)	43,696	2,941,856
Discover Financial Services	131,800	4,394,212
GAM Holding AG (Switzerland)*	196,394	2,860,952
IntercontinentalExchange, Inc.*	22,700	3,119,434
Invesco Ltd. (Bermuda)	206,500	5,507,355

		20,924,805

Diversified Machinery
Gardner Denver, Inc.	6,200	390,724

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Machinery (cont’d.)
iRobot Corp.*(a)	20,000	$545,200

		935,924

Diversified Manufacturing — 0.4%
Cookson Group PLC (United Kingdom)	378,435	4,182,639
Ingersoll-Rand PLC (Ireland)	286,500	11,846,775
John Bean Technologies Corp.	35,524	575,489
Siemens AG (Germany)	70,260	7,083,255

		23,688,158

Diversified Operations — 1.7%
3M Co.	220,400	19,661,884
A.O. Smith Corp.	5,150	231,492
Danaher Corp.	426,000	23,856,000
General Electric Co.	2,076,800	41,681,376
Honeywell International, Inc.	257,800	15,738,690

		101,169,442

Electric — 0.5%
Calpine Corp.*	298,900	5,144,069
Edison International	209,900	8,922,849
GenOn Energy, Inc.*	188,791	392,685
MDU Resources Group, Inc.(a)	49,500	1,108,305
NRG Energy, Inc.*	127,200	1,993,224
PG&E Corp.	183,400	7,961,394
PNM Resources, Inc.	64,400	1,178,520

		26,701,046

Electric – Integrated — 0.3%
Exelon Corp.	219,600	8,610,516
SSE PLC (United Kingdom)	459,847	9,775,059

		18,385,575

Electronic Components & Equipment — 1.4%
A123 Systems, Inc.*	121,800	136,416
Advanced Energy Industries, Inc.*	28,300	371,296
Agilent Technologies, Inc.	93,200	4,148,332
American Science & Engineering, Inc.	6,300	422,415
AMETEK, Inc.	2,900	140,679
AVX Corp.	38,900	515,814
Belden, Inc.	12,050	456,815
Cooper Industries PLC (Ireland)	133,500	8,537,325
CyberOptics Corp.*	9,400	90,804
Cymer, Inc.*(a)	18,200	910,000
Emerson Electric Co.	276,600	14,432,988
Energizer Holdings, Inc.*(a)	70,429	5,224,423
General Cable Corp.*	24,600	715,368
Gentex Corp.	51,700	1,266,650
Hosiden Corp. (Japan)	111,200	811,463
Hubbell, Inc. (Class B Stock)	17,400	1,367,292
Koninklijke Philips Electronics NV (Netherlands)	220,275	4,465,490
Legrand SA (France)	118,706	4,368,021
Mitsubishi Electric Corp. (Japan)	755,000	6,677,057
Nikon Corp. (Japan)	142,000	4,309,581
Nippon Electric Glass Co. Ltd. (Japan)	389,000	3,379,135
Plexus Corp.*	20,000	699,800
Samsung Electronics Co. Ltd. (South Korea)	6,189	6,964,366
Thermo Fisher Scientific, Inc.	130,800	7,374,504
Trimble Navigation Ltd.*	11,000	598,620
Tyco International Ltd. (Switzerland)	60,000	3,370,800

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Venture Corp. Ltd. (Singapore)	267,000	$1,809,665

		83,565,119

Energy Services
Covanta Holding Corp.	57,400	931,602

Engineering & Construction
Aegion Corp.*	55,400	987,782

Entertainment & Leisure — 0.8%
Ameristar Casinos, Inc.	9,700	180,711
Ascent Capital Group, Inc. (Class A Stock)*	14,542	687,691
Carnival Corp. (Panama)(a)	283,100	9,081,848
International Game Technology	64,800	1,087,992
Las Vegas Sands Corp.	224,500	12,924,465
Madison Square Garden Co. (The) (Class A Stock)*	33,675	1,151,685
Nintendo Co. Ltd. (Japan)	7,000	1,052,918
Royal Caribbean Cruises Ltd. (Liberia)(a)	21,000	618,030
Walt Disney Co. (The)(a)	444,300	19,451,454

		46,236,794

Environmental Control — 0.2%
Stericycle, Inc.*(a)	108,000	9,033,120
Waste Connections, Inc.	43,075	1,401,230

		10,434,350

Farming & Agriculture — 0.3%
Alliance One International, Inc.*	193,900	731,003
Bunge Ltd. (Bermuda)	2,200	150,568
Monsanto Co.	168,300	13,423,608

		14,305,179

Financial – Bank & Trust — 3.0%
Australia & New Zealand Banking Group Ltd. (Australia)	429,286	10,343,169
Bank of America Corp.	1,547,491	14,809,489
Bank of Yokohama Ltd. (The) (Japan)	331,000	1,655,600
Barclays PLC (United Kingdom), ADR(a)	705,000	10,680,750
BNP Paribas SA (France)	107,381	5,094,865
City National Corp.(a)	11,800	619,146
Close Brothers Group PLC (United Kingdom)	124,148	1,558,800
Commerce Bancshares, Inc.	26,469	1,072,524
DBS Group Holdings Ltd. (Singapore)	431,862	4,871,567
Deutsche Bank AG (Germany)	101,239	5,037,038
East West Bancorp, Inc.	43,700	1,009,033
Erste Group Bank AG (Austria)	48,990	1,129,699
Essa Bancorp, Inc.	68,400	670,320
Fifth Third BanCorp	341,700	4,800,885
First Defiance Financial Corp.	45,100	760,386
Glacier Bancorp, Inc.	56,400	842,616
Intesa Sanpaolo SpA (Italy)	519,226	930,714
Louisiana Bancorp, Inc.*	33,835	539,330
Macquarie Group Ltd. (Australia)	119,783	3,608,168
Mitsubishi UFJ Financial Group, Inc. (Japan)	793,900	3,951,755
Nordea Bank AB (Sweden)	327,587	2,978,379
Northern Trust Corp.	199,900	9,485,255
PNC Financial Services Group, Inc.	161,700	10,428,033
Popular, Inc. (Puerto Rico)*	369,200	756,860
Regions Financial Corp.	386,100	2,544,399
Sandy Spring Bancorp, Inc.	47,200	857,624

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Standard Chartered PLC (United Kingdom)	361,379	$9,017,134
SunTrust Banks, Inc.	117,000	2,827,890
Swedbank AB (Sweden) (Class A Stock)	381,726	5,931,472
TCF Financial Corp.(a)	64,120	762,387
U.S. BanCorp	615,900	19,511,712
Wells Fargo & Co.	1,012,624	34,570,983
Westamerica Bancorporation(a)	21,500	1,032,000
Zions Bancorporation(a)	88,700	1,903,502

		176,593,484

Financial Services — 2.9%
American Express Co.	217,000	12,555,620
Ameriprise Financial, Inc.	84,200	4,810,346
BM&FBOVESPA SA (Brazil)	661,100	4,052,540
China Citic Bank Corp. Ltd. (China) (Class H Stock)	3,873,270	2,329,284
Citigroup, Inc.	513,940	18,784,507
CME Group, Inc.	32,200	9,316,426
Eaton Vance Corp.(a)	32,600	931,708
Franklin Resources, Inc.	46,200	5,730,186
Goldman Sachs Group, Inc. (The)(a)	121,100	15,061,207
Heartland Payment Systems, Inc.	20,070	578,819
Interactive Brokers Group, Inc. (Class A Stock)	30,100	511,700
JPMorgan Chase & Co.	1,003,768	46,153,253
Legg Mason, Inc.	75,500	2,108,715
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	75,490	3,319,845
Moody’s Corp.(a)	207,300	8,727,330
Morgan Stanley	508,500	9,986,940
Raymond James Financial, Inc.	32,820	1,198,915
SLM Corp.	177,700	2,800,552
Societe Generale (France)	49,144	1,439,667
Stifel Financial Corp.*	17,200	650,848
TD Ameritrade Holding Corp.(a)	201,100	3,969,714
Visa, Inc. (Class A Stock)	102,700	12,118,600
Waddell & Reed Financial, Inc. (Class A Stock)	36,400	1,179,724

		168,316,446

Food — 1.9%
Archer-Daniels-Midland Co.	127,000	4,020,820
Compass Group PLC (United Kingdom)	518,635	5,437,704
General Mills, Inc.	293,700	11,586,465
House Foods Corp. (Japan)	60,300	1,030,863
Kellogg Co.	177,700	9,530,051
Kraft Foods, Inc. (Class A Stock)	286,285	10,881,693
Kroger Co. (The)	333,600	8,083,128
Nestle SA (Switzerland)	364,387	22,928,084
Senomyx, Inc.*	204,400	560,056
Tesco PLC (United Kingdom)	2,532,978	13,369,845
Tootsie Roll Industries, Inc.(a)	27,645	633,352
Unilever PLC (United Kingdom)	306,566	10,120,797
Whole Foods Market, Inc.	119,700	9,959,040

		108,141,898

Healthcare Services — 1.0%
Advisory Board Co. (The)*	13,030	1,154,719
AMERIGROUP Corp.*(a)	18,100	1,217,768
Community Health Systems, Inc.*	10,100	224,624
Covance, Inc.*(a)	20,600	981,178

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
Edwards Lifesciences Corp.*	47,100	$3,425,583
HCA Holdings, Inc.	139,000	3,438,860
Health Management Associates, Inc. (Class A Stock)*	61,900	415,968
Humana, Inc.	25,000	2,312,000
LifePoint Hospitals, Inc.*	20,100	792,744
Medco Health Solutions, Inc.*	94,800	6,664,440
Omnicare, Inc.(a)	29,900	1,063,543
Quest Diagnostics, Inc.	62,700	3,834,105
UnitedHealth Group, Inc.	330,200	19,461,988
WellPoint, Inc.	136,900	10,103,220

		55,090,740

Home Builders — 0.1%
Persimmon PLC (United Kingdom)	611,699	6,261,794
Thor Industries, Inc.	16,700	527,052

		6,788,846

Home Furnishings — 0.1%
Harman International Industries, Inc.	74,900	3,506,069
Tempur-Pedic International, Inc.*(a)	7,800	658,554

		4,164,623

Hotels & Motels — 0.2%
Accor SA (France)	112,170	4,004,843
Choice Hotels International, Inc.	23,200	866,288
Marriott International, Inc. (Class A Stock)	87,448	3,309,907
MGM Resorts International*	24,931	339,560
Starwood Hotels & Resorts Worldwide, Inc.(a)	57,300	3,232,293
Wynn Resorts Ltd.	8,900	1,111,432

		12,864,323

Industrial Products — 0.3%
Actuant Corp. (Class A Stock)	15,600	452,244
Culp, Inc.*	51,600	566,568
Harsco Corp.	24,700	579,462
Makita Corp. (Japan)	40,400	1,620,491
Mohawk Industries, Inc.*	8,900	591,939
Myers Industries, Inc.	43,500	641,625
Nucor Corp.	111,500	4,788,925
Precision Castparts Corp.	43,700	7,555,730

		16,796,984

Insurance — 2.5%
Aflac, Inc.	121,100	5,569,389
AIA Group Ltd. (Hong Kong)	1,149,600	4,211,694
Allstate Corp. (The)	384,800	12,667,616
AXA SA (France)	503,380	8,345,021
Berkshire Hathaway, Inc. (Class B Stock)*	238,400	19,346,160
Chubb Corp. (The)	155,100	10,718,961
Employers Holdings, Inc.	27,700	490,567
Infinity Property & Casualty Corp.	14,500	758,785
ING Groep NV (Netherlands), CVA*	204,124	1,700,693
Loews Corp.	92,700	3,695,949
Markel Corp.*(a)	2,600	1,167,244
Marsh & McLennan Cos., Inc.	277,000	9,082,830
MetLife, Inc.	362,400	13,535,640
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	43,717	6,591,455
ProAssurance Corp.	11,200	986,832
Prudential PLC (United Kingdom)	257,471	3,078,368

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
QBE Insurance Group Ltd. (Australia)	216,219	$3,173,664
SeaBright Holdings, Inc.	54,900	499,041
Selective Insurance Group, Inc.	52,200	919,242
Sony Financial Holdings, Inc. (Japan)	261,400	4,642,479
StanCorp Financial Group, Inc.(a)	12,000	491,280
Sun Life Financial, Inc. (Canada), (NYSE)	217,700	5,166,133
Sun Life Financial, Inc. (Canada), (XTSE)	109,300	2,589,317
Swiss Life Holding AG (Switzerland)*	25,884	3,079,585
Travelers Cos., Inc. (The)	132,400	7,838,080
W.R. Berkley Corp.(a)	39,400	1,423,128
White Mountains Insurance Group Ltd. (Bermuda)	2,800	1,404,816
Willis Group Holdings PLC (Ireland)	76,600	2,679,468
XL Group PLC (Ireland)	432,900	9,389,601

		145,243,038

Internet Services — 1.8%
Amazon.com, Inc.*	103,700	21,000,287
Ariba, Inc.*	36,200	1,184,102
Baidu, Inc. (China), ADR*	17,900	2,609,283
eBay, Inc.*	105,400	3,888,206
Google, Inc. (Class A Stock)*	64,500	41,359,980
Groupon, Inc.*(a)	96,680	1,776,978
Kakaku.com, Inc. (Japan)	114,300	2,993,867
Liberty Interactive Corp. (Class A Stock)*	242,100	4,621,689
NetFlix, Inc.*(a)	40,800	4,693,632
Opentable, Inc.*(a)	16,500	667,755
priceline.com, Inc.*	21,800	15,641,500
Tencent Holdings Ltd. (China)	121,600	3,391,719

		103,828,998

Machinery & Equipment — 0.6%
Applied Industrial Technologies, Inc.	26,700	1,098,171
Babcock & Wilcox Co. (The)*	26,750	688,812
Caterpillar, Inc.	135,100	14,390,852
Cummins, Inc.	95,900	11,511,836
Middleby Corp.*	8,470	856,995
Modec, Inc. (Japan)	55,200	1,141,747
Nordson Corp.	22,000	1,199,220
Stanley Black & Decker, Inc.	25,900	1,993,264
Toshiba Machine Co. Ltd. (Japan)	171,000	865,640

		33,746,537

Manufacturing — 0.1%
EnPro Industries, Inc.*	18,700	768,570
Koppers Holdings, Inc.	27,000	1,041,120
Pall Corp.(a)	57,500	3,428,725

		5,238,415

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*	18,875	842,391
Charter Communications, Inc. (Class A Stock)*	14,000	888,300
Comcast Corp. (Class A Stock)	599,000	17,975,990
Discovery Communications, Inc. (Class C Stock)*	129,126	6,053,427
Informa PLC (United Kingdom)	574,898	4,059,780
Jupiter Telecommunications Co. Ltd. (Japan)	4,482	4,489,040
Liberty Global, Inc. (Class A Stock)*	42,232	2,114,979
Liberty Media Corp. - Liberty Capital (Class A Stock)*	10,300	907,945

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
McGraw-Hill Cos., Inc. (The)	26,600	$1,289,302
Television Broadcasts Ltd. (Hong Kong)	417,000	2,811,127
Time Warner Cable, Inc.	87,790	7,154,885
Time Warner, Inc.(a)	315,333	11,903,821

		60,490,987

Medical Products — 0.2%
Fresenius Se & Co KGaA (Germany)	65,209	6,687,099
St. Jude Medical, Inc.	106,900	4,736,739

		11,423,838

Medical Supplies & Equipment — 1.6%
Abbott Laboratories	220,100	13,489,929
Amgen, Inc.	194,300	13,210,457
Baxter International, Inc.	151,300	9,044,714
C.R. Bard, Inc.	25,800	2,546,976
Charles River Laboratories International, Inc.*	8,200	295,938
Covidien PLC (Ireland)	176,550	9,653,754
DaVita, Inc.*	41,200	3,715,004
DENTSPLY International, Inc.	224,700	9,017,211
Elekta AB (Sweden) (Class B Stock)	118,926	6,020,182
Gen-Probe, Inc.*(a)	13,820	917,786
Henry Schein, Inc.*	19,500	1,475,760
Hologic, Inc.*	25,440	548,232
McKesson Corp.(a)	94,800	8,320,596
STERIS Corp.	21,000	664,020
Stryker Corp.	192,600	10,685,448
Techne Corp.	2,200	154,220
Thoratec Corp.*	5,400	182,034
Zimmer Holdings, Inc.	83,100	5,341,668

		95,283,929

Metals & Mining — 1.1%
Agnico-Eagle Mines Ltd. (Canada)	94,000	3,132,548
Allied Nevada Gold Corp.*(a)	32,600	1,060,478
Antofagasta PLC (United Kingdom)	141,504	2,607,367
Arch Coal, Inc.(a)	130,680	1,399,583
BHP Billiton Ltd. (Australia)	259,033	9,286,539
BHP Billiton PLC (United Kingdom)	189,269	5,774,642
Carpenter Technology Corp.	18,500	966,255
Cloud Peak Energy, Inc.*	14,600	232,578
Freeport-McMoRan Copper & Gold, Inc.	252,990	9,623,740
Haynes International, Inc.	9,400	595,490
Kobe Steel Ltd. (Japan)	688,000	1,113,834
Newmont Mining Corp.	103,300	5,296,191
Rio Tinto Ltd. (Australia)	121,199	8,210,583
SSAB AB (Sweden) (Class A Stock)	400,818	3,789,589
Steel Dynamics, Inc.	57,500	836,050
Umicore SA (Belgium)	90,113	4,964,213
United States Steel Corp.(a)	107,200	3,148,464
Vulcan Materials Co.	82,800	3,538,044
Westmoreland Coal Co.*	65,900	736,103

		66,312,291

Office Equipment — 0.2%
Canon, Inc. (Japan)	124,650	5,888,383
Herman Miller, Inc.	35,700	819,672
Xerox Corp.	322,900	2,609,032

		9,317,087

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas — 6.7%
ABB Ltd. (Switzerland)	209,468	$4,297,493
Apache Corp.	74,000	7,432,560
Baker Hughes, Inc.	191,840	8,045,770
Beach Energy Ltd. (Australia)	2,811,440	4,280,982
Beach Energy New Shs (Australia)*(g)	274,427	417,870
BG Group PLC (United Kingdom)	308,446	7,143,791
BP PLC (United Kingdom), ADR	124,800	5,616,000
Cameron International Corp.*	52,300	2,763,009
Chesapeake Utilities Corp.	21,700	892,304
Chevron Corp.	486,422	52,163,895
China Oilfield Services Ltd. (China) (Class H Stock)	2,834,000	4,065,489
Cimarex Energy Co.	49,061	3,702,634
Concho Resources, Inc.*	34,400	3,511,552
ConocoPhillips	174,200	13,240,942
Contango Oil & Gas Co.*	17,100	1,007,361
Devon Energy Corp.	168,100	11,955,272
ENI SpA (Italy)	273,237	6,410,113
EOG Resources, Inc.	29,500	3,277,450
EQT Corp.	54,000	2,603,340
Exterran Holdings, Inc.*(a)	67,700	892,963
Exxon Mobil Corp.	1,087,112	94,285,224
FMC Technologies, Inc.*(a)	103,736	5,230,369
Fugro NV (Netherlands), CVA	21,462	1,529,095
GDF Suez (France)	205,148	5,299,773
GeoMet, Inc.*	106,600	71,422
Goodrich Petroleum Corp.*(a)	34,300	652,386
Halliburton Co.	137,600	4,566,944
Hess Corp.	132,400	7,804,980
Hollyfrontier Corp.	29,160	937,494
Marathon Petroleum Corp.	101,900	4,418,384
Murphy Oil Corp.	114,100	6,420,407
Newfield Exploration Co.*	129,600	4,494,528
Noble Corp. (Switzerland)*	126,200	4,728,714
Northern Oil and Gas, Inc.*(a)	70,300	1,458,022
Occidental Petroleum Corp.	137,600	13,103,648
Petroleo Brasileiro SA (Brazil), ADR	160,100	4,092,156
Pioneer Natural Resources Co.	23,700	2,644,683
Quicksilver Resources, Inc.*(a)	35,400	178,416
Range Resources Corp.	12,000	697,680
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	280,600	19,818,778
Saipem SpA (Italy)	68,686	3,547,938
Schlumberger Ltd. (Netherlands)	370,815	25,931,093
Sempra Energy	128,800	7,722,848
Southwestern Energy Co.*	192,500	5,890,500
Statoil ASA (Norway)	394,918	10,721,159
Superior Energy Services, Inc.*	29,181	769,211
Ultra Petroleum Corp. (Canada)*(a)	21,600	488,808
Valero Energy Corp.	124,600	3,210,942
Venoco, Inc.*	29,900	324,116
Whiting Petroleum Corp.*(a)	22,400	1,216,320
WPX Energy, Inc.*	118,800	2,139,588

		388,116,416

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	23,962	795,778
Domtar Corp.	11,666	1,112,703
International Paper Co.	164,600	5,777,460

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Weyerhaeuser Co.	191,146	$4,189,920

		11,875,861

Pharmaceuticals — 3.0%
Alkermes PLC (Ireland)*(a)	14,400	267,120
Allergan, Inc.	72,300	6,899,589
AmerisourceBergen Corp.	63,800	2,531,584
Astellas Pharma, Inc. (Japan)	112,600	4,625,347
Biogen Idec, Inc.*	54,400	6,852,768
BioMarin Pharmaceutical, Inc.*(a)	12,000	411,000
Bristol-Myers Squibb Co.	338,900	11,437,875
Celgene Corp.*	135,200	10,480,704
Chugai Pharmaceutical Co. Ltd. (Japan)	93,800	1,729,356
CSL Ltd. (Australia)	144,417	5,368,945
Express Scripts, Inc.*(a)	147,300	7,980,714
GlaxoSmithKline PLC (United Kingdom)	9,997	223,302
GlaxoSmithKline PLC (United Kingdom), ADR	414,600	18,619,686
Hospira, Inc.*(a)	26,300	983,357
Human Genome Sciences, Inc.*(a)	55,200	454,848
Idenix Pharmaceuticals, Inc.*(a)	20,100	196,779
Medicines Co. (The)*	27,500	551,925
Medicis Pharmaceutical Corp. (Class A Stock)	16,700	627,753
Merck & Co., Inc.	713,189	27,386,458
Neurocrine Biosciences, Inc.*	119,500	952,415
Pfizer, Inc.	1,767,974	40,062,291
Pharmacyclics, Inc.*(a)	47,200	1,310,272
Roche Holding AG (Switzerland)	24,650	4,289,925
Sanofi (France)	234,783	18,233,658
Theravance, Inc.*(a)	35,000	682,500
Vertex Pharmaceuticals, Inc.*	6,500	266,565

		173,426,736

Pipelines — 0.5%
El Paso Corp.	148,800	4,397,040
Spectra Energy Corp.	366,300	11,556,765
Williams Cos., Inc. (The)	368,000	11,338,080

		27,291,885

Printing & Publishing
Consolidated Graphics, Inc.*	13,560	613,590

Real Estate Investment Trusts — 1.4%
Camden Property Trust	19,900	1,308,425
Duke Realty Corp.(a)	87,500	1,254,750
EastGroup Properties, Inc.(a)	23,800	1,195,236
General Growth Properties, Inc.(a)	333,400	5,664,466
Goldcrest Co. Ltd. (Japan)	40,340	736,910
Kerry Properties Ltd. (Bermuda)	911,500	4,102,340
LaSalle Hotel Properties(a)	38,000	1,069,320
Lennar Corp. (Class A Stock)(a)	102,100	2,775,078
Mitsui Fudosan Co. Ltd. (Japan)	203,000	3,882,433
PDG Realty SA Empreendimentos e Participacoes (Brazil)	852,200	2,936,447
Potlatch Corp.	30,360	951,482
Prologis, Inc.	139,591	5,028,068
Public Storage	51,058	7,054,684
Regency Centers Corp.	28,600	1,272,128
Simon Property Group, Inc.	102,961	14,999,358
SL Green Realty Corp.(a)	18,018	1,397,296
Soho China Ltd. (Cayman Islands)	6,028,000	4,370,282

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
St. Joe Co. (The)*(a)	25,100	$477,151
Unibail-Rodamco SE (France)	29,203	5,840,288
Vornado Realty Trust	96,700	8,142,140
Weingarten Realty Investors(a)	45,030	1,190,143
Westfield Retail Trust (Australia)	1,721,606	4,600,984

		80,249,409

Restaurants — 0.6%
McDonald’s Corp.	196,000	19,227,600
Sonic Corp.*	45,825	351,936
Starbucks Corp.	250,900	14,022,801

		33,602,337

Retail & Merchandising — 2.8%
American Eagle Outfitters, Inc.	46,300	795,897
Ascena Retail Group, Inc.*	17,919	794,170
Bed Bath & Beyond, Inc.*	69,100	4,544,707
CarMax, Inc.*(a)	347,600	12,044,340
Casey’s General Stores, Inc.(a)	21,600	1,197,936
Chico’s FAS, Inc.	43,100	650,810
Chipotle Mexican Grill, Inc.*(a)	15,000	6,270,000
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	141,454	8,869,277
CVS Caremark Corp.	216,976	9,720,525
Dick’s Sporting Goods, Inc.	28,800	1,384,704
Dollar General Corp.*	185,600	8,574,720
Esprit Holdings Ltd. (Bermuda)	493,116	990,607
FamilyMart Co. Ltd. (Japan)	113,200	4,786,758
Hibbett Sports, Inc.*(a)	14,800	807,340
Home Depot, Inc. (The)	245,400	12,346,074
Inditex SA (Spain)	41,120	3,938,754
Kingfisher PLC (United Kingdom)	1,200,433	5,888,880
Kohl’s Corp.	265,700	13,292,971
Lojas Renner SA (Brazil)	70,300	2,403,475
Lowe’s Cos., Inc.	66,600	2,089,908
Macy’s, Inc.	210,400	8,359,192
Pantry, Inc. (The)*	32,500	422,825
Parkson Retail Group Ltd. (Cayman Islands)	2,724,000	3,111,419
PPR (France)	37,104	6,383,675
Ross Stores, Inc.	165,500	9,615,550
Target Corp.	125,200	7,295,404
Wal-Mart Stores, Inc.	197,000	12,056,400
Williams-Sonoma, Inc.	31,800	1,191,864
Yum! Brands, Inc.	141,100	10,043,498
Zhongsheng Group Holdings Ltd. (China)	1,298,500	2,575,078

		162,446,758

Savings & Loan
Capitol Federal Financial, Inc.(a)	69,800	827,828

Schools
Corinthian Colleges, Inc.*(a)	5,900	24,426

Semiconductors — 1.5%
Analog Devices, Inc.	26,900	1,086,760
Applied Materials, Inc.	482,000	5,996,080
ASML Holding NV (Netherlands)	148,666	7,431,416
Atmel Corp.*(a)	943,500	9,302,910
Broadcom Corp. (Class A Stock)*	135,180	5,312,574
BTU International, Inc.*	15,800	48,822
Cree, Inc.*(a)	37,100	1,173,473
Hamamatsu Photonics KK (Japan)	126,800	4,787,363
Intel Corp.	433,000	12,171,630

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Intersil Corp. (Class A Stock)	42,200	$472,640
KLA-Tencor Corp.	60,800	3,308,736
Lam Research Corp.*(a)	122,700	5,474,874
Marvell Technology Group Ltd. (Bermuda)*	267,400	4,206,202
Maxim Integrated Products, Inc.	35,000	1,000,650
Micron Technology, Inc.*	733,900	5,944,590
NVIDIA Corp.*	455,600	7,011,684
ON Semiconductor Corp.*	132,210	1,191,212
Rovi Corp.*	16,500	537,075
Semtech Corp.*	35,110	999,231
Supertex, Inc.*	32,600	589,082
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,280,749	3,684,141
Texas Instruments, Inc.	68,800	2,312,368
Tokyo Electron Ltd. (Japan)	49,900	2,854,615
Xilinx, Inc.	61,800	2,251,374

		89,149,502

Software — 0.1%
Check Point Software Technologies Ltd. (Israel)*	40,800	2,604,672
Fidelity National Information Services, Inc.	61,200	2,026,944

		4,631,616

Telecommunications — 3.1%
Alcatel-Lucent (France)*	879,370	1,999,661
America Movil SAB de CV (Mexico) (Class L Stock), ADR	252,000	6,257,160
American Tower Corp.	153,635	9,682,078
Aruba Networks, Inc.*(a)	73,080	1,628,222
AT&T, Inc.	1,654,417	51,667,443
Crown Castle International Corp.*	136,300	7,270,242
Finisar Corp.*(a)	45,137	909,511
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	913,848
Ixia*(a)	92,300	1,152,827
Juniper Networks, Inc.*	480,100	10,984,688
KDDI Corp. (Japan)	705	4,565,422
Leap Wireless International, Inc.*	65,900	575,307
Lumos Networks Corp.	15,588	167,727
NII Holdings, Inc.*	34,000	622,540
NTELOS Holdings Corp.	21,850	452,295
QUALCOMM, Inc.	372,000	25,303,440
Rignet, Inc.*	14,400	252,432
SBA Communications Corp. (Class A Stock)*(a)	16,300	828,203
Softbank Corp. (Japan)	121,400	3,589,052
Sprint Nextel Corp.*	1,543,800	4,399,830
Telecom Italia SpA (Italy)	7,338,585	7,213,403
Telefonica SA (Spain)	387,897	6,355,532
Telstra Corp. Ltd. (Australia)	1,417,655	4,831,296
Verizon Communications, Inc.	279,300	10,677,639
Vodafone Group PLC (United Kingdom), ADR	643,592	17,808,191

		180,107,989

Tobacco — 0.5%
Philip Morris International, Inc.	332,300	29,445,103

Toys — 0.1%
Hasbro, Inc.(a)	129,200	4,744,224

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 1.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	535	$4,130,800
C.H. Robinson Worldwide, Inc.	36,300	2,377,287
Cargotec Oyj (Finland) (Class B Stock)	50,839	1,941,916
Central Japan Railway Co. (Japan)	663	5,462,921
CSX Corp.	435,900	9,380,568
Expeditors International of Washington, Inc.(a)	19,200	892,992
FedEx Corp.	100,200	9,214,392
Greenbrier Cos., Inc.*	36,000	712,440
Kansas City Southern*	18,600	1,333,434
Knight Transportation, Inc.	45,200	798,232
Nippon Yusen Kabushiki Kaisha (Japan)	236,000	741,331
RailAmerica, Inc.*	29,800	639,508
Ryder System, Inc.	49,900	2,634,720
Union Pacific Corp.	106,000	11,392,880
United Parcel Service, Inc. (Class B Stock)	204,700	16,523,384
UTi Worldwide, Inc. (British Virgin Islands)	33,000	568,590

		68,745,395

Utilities — 1.0%
AES Corp. (The)*	1,008,800	13,185,016
American Electric Power Co., Inc.	36,600	1,412,028
CenterPoint Energy, Inc.	198,400	3,912,448
E.ON AG (Germany)	253,051	6,061,425
Entergy Corp.	122,000	8,198,400
FirstEnergy Corp.	230,008	10,486,065
Great Plains Energy, Inc.	50,700	1,027,689
OGE Energy Corp.	24,700	1,321,450
SembCorp Industries Ltd. (Singapore)	1,763,911	7,408,973
Southwest Gas Corp.	34,580	1,477,949
Sumco Corp. (Japan)*	180,300	2,193,574
TECO Energy, Inc.	141,000	2,474,550

		59,159,567

TOTAL COMMON STOCKS (cost $3,360,887,519)		3,758,660,496

EXCHANGE TRADED FUND — 0.1%
iShares iBoxx Investment Grade Corporate Bond Fund(a)
(cost $5,461,334)	46,908	5,427,256

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.2%
General Motors Co., Series B, (PRFC), 4.750%(a)	7,900	330,615
Volkswagen AG (Germany) (PRFC)	46,386	8,156,943

		8,487,558

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	25,900	598,549

Financial Services
Ally Financial, Inc., 144A, 7.000%	725	604,038

Telecommunications
Lucent Technologies Capital Trust I, CVT, 7.750%*	1,700	1,381,250

TOTAL PREFERRED STOCKS (cost $9,533,994)		11,071,395

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.7%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16	(g)	Aaa		$1,625	$1,690,925
Series 2010-1, Class A4
2.300%	12/15/14		Aaa		985	1,008,044
Ally Master Owner Trust,
Series 2011-3, Class A2
1.810%	05/15/16		Aaa		1,135	1,151,343
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15		Aaa		1,017	1,031,646
Series 2011-5, Class A3
1.550%	07/08/16		Aaa		1,930	1,949,627
Series 2012-1, Class A3
1.230%	09/08/16		Aaa		550	551,087
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.650%	08/17/15		AA+	(d)	1,335	1,411,617
Series 2012-1, Class A4
1.250%	06/15/17		AAA	(d)	1,565	1,563,430
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.630%	09/15/15		Aaa		99	104,053
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31		Caa1		23	16,208
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16		Aaa		1,900	1,931,276
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.847%(c)	01/25/34		Caa3		951	602,661
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	(g)	Baa1		4,445	4,552,360
Ford Credit Auto Lease Trust,
Series 2012-A, Class A4
1.030%	04/15/15		Aaa		825	824,445
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A
8.140%	02/15/16	(g)	Aaa		400	436,505
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19		Aaa		1,945	1,950,138
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22		Aaa		2,515	2,497,018
GE Dealer Floorplan Master Note Trust,
Series 2011-1, Class A
0.885%	07/20/16		Aaa		1,665	1,671,109
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	(g)	Aa2		120	120,626
Series 2011-1A, Class C, 144A
2.530%	03/15/17	(g)	A2		575	583,340
Series 2012-1, Class A4
1.180%	06/15/17		Aaa		2,465	2,471,892
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16		Aaa		2,425	2,419,659

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A
5.737%	04/20/28	(g)	Aaa		$91	$93,620
Series 2006-2A, Class A, 144A
5.362%	10/20/28	(g)	Aaa		25	25,409
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.992%(c)	09/25/35		Baa1		587	560,987
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A
4.170%	10/20/14	(g)	Aa2		1,370	1,407,202
Nordstrom Private Label Credit Card Master Note Trust,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	(g)	Aaa		2,240	2,275,399
SMART Trust (Australia),
Series 2011-1USA, Class A3A, 144A
1.770%	10/14/14	(g)	Aaa		1,270	1,278,912
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15	(g)	Aaa		830	835,489
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16		Aaa		2,180	2,188,953

TOTAL ASSET-BACKED SECURITIES (cost $38,825,628)						39,204,980

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37	(g)	Baa2		250	262,255
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%(c)	07/10/43		Aaa		183	182,584
Series 2007-1, Class AAB
5.422%	01/15/49		Aaa		2,952	3,163,231
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-5, Class A4
5.492%	02/10/51		A+	(d)	5,363	6,046,254
Series 2008-1, Class A4
6.200%	02/10/51		Aaa		3,505	4,087,401
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42		Aaa		236	247,309
Series 2006-PW12, Class A4
5.902%(c)	09/11/38		Aaa		300	340,540
Series 2007-PW17, Class A4
5.694%(c)	06/11/50		A+	(d)	2,660	3,028,288
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46		Aaa		4,480	5,008,712
Series 2007-C9, Class A4
6.007%(c)	12/10/49		Aaa		5,300	6,081,988
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%	08/10/44		Aaa		1,365	1,459,155
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.700%	04/15/34		AAA	(d)	2	2,080

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42		Aaa		$800	$822,118
Series 2005-GG3, Class AAB
4.619%	08/10/42		Aaa		89	91,458
Series 2006-GG7, Class A4
5.883%	07/10/38		Aaa		1,775	2,010,669
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		AA-	(d)	1,815	2,011,196
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42		Aaa		198	207,270
Series 2006-CB15, Class A4
5.814%(c)	06/12/43		Aaa		1,450	1,637,030
Series 2006-CB16, Class A4
5.552%	05/12/45		Aaa		1,635	1,829,181
Series 2006-LDP7, Class A4
5.871%	04/15/45		Aaa		4,340	4,935,570
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3		3,310	3,625,380
Series 2007-C1, Class A4
5.716%	02/15/51		Aaa		3,845	4,253,162
Series 2007-CB20, Class A4
5.794%	02/12/51		Aaa		1,685	1,928,036
Series 2011-C3, Class B, 144A
5.013%(c)	02/15/46	(g)	AA	(d)	345	361,468
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%(c)	06/15/38		Aaa		2,425	2,758,491
Series 2006-C7, Class A3
5.347%	11/15/38		AAA	(d)	861	965,012
Series 2007-C2, Class A3
5.430%	02/15/40		A-	(d)	260	287,487
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.027%(c)	06/12/50		A+	(d)	3,355	3,762,881
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44		Aaa		2,430	2,718,016
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45		Aaa		2,108	2,351,598
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A
5.174%	02/15/44	(g)	Aa2		700	736,802

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $64,040,994)						67,202,622

CORPORATE OBLIGATIONS — 11.7%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22		Baa3		1,280	1,253,388
10.000%	07/15/17		Baa3		1,885	2,158,325
inVentiv Health, Inc.,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Advertising (cont’d.)
10.000%	08/15/18	Caa2	$250	$225,000
Sr. Notes, 144A
10.000%	08/15/18	Caa2	375	339,375
Lamar Media Corp.,
Gtd. Notes, 144A
5.875%	02/01/22	B1	225	228,938
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/20	Baa1	2,515	2,706,130
6.250%	07/15/19	Baa1	840	980,345
WPP Finance 2010 (United Kingdom),
Gtd. Notes, 144A
4.750%	11/21/21(g)	Baa3	1,060	1,108,476

				8,999,977

Aerospace & Defense — 0.1%
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18	B3	300	318,000
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	Ba3	125	138,125
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	500	541,250
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20	Baa3	1,365	1,409,444
6.375%	10/15/15	Ba1	200	204,750
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18	Ba3	75	80,438
Sequa Corp.,
Gtd. Notes, 144A
11.750%	12/01/15	Caa2	175	185,938
Gtd. Notes, PIK, 144A
13.500%	12/01/15	Caa2	75	79,594
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17	Ba3	75	80,812
Transdigm, Inc.,
Gtd. Notes
7.750%	12/15/18	B3	450	487,125

				3,525,476

Agriculture
Mriya Agro Holding PLC (Cyprus),
Sr. Unsec’d. Notes, 144A
10.950%	03/30/16	B(d)	300	274,088

Airlines — 0.1%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	Baa2	372	422,690
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	Baa2	260	291,050
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates
9.250%	05/10/17	Ba2	21	22,737

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22(a)	Baa2	$270	$281,503
Continental Airlines 2012-1 Class A Pass Through Trusts,
Pass-Through Certificates
4.150%	04/11/24	Baa2	865	850,944
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	950	953,562
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Series 21-2, Pass-Through Certificates
4.950%	11/23/20(a)	Baa2	443	468,733
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Series 211-1, Pass-Through Certificates
5.300%	10/15/20	Baa2	185	197,256
Delta Air Lines, Inc.,
Sec’d. Notes, 144A
12.250%	03/15/15(a)	B2	775	835,062
Sr. Sec’d. Notes, 144A
9.500%	09/15/14(a)	Ba2	377	401,505
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	1,425	1,550,537
TAM Capital 2, Inc. (Cayman Islands),
Gtd. Notes
9.500%	01/29/20	B(d)	470	513,005
TAM Capital 3, Inc. (Cayman Islands),
Gtd. Notes, 144A
8.375%	06/03/21	B(d)	270	284,175
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.000%	11/01/13	B3	75	79,500

				7,152,259

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	B2	400	402,000
8.250%	06/15/21(a)	B2	275	277,750
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31(a)	Ba2	225	275,062
Oshkosh Corp.,
Gtd. Notes
8.250%	03/01/17	B2	675	732,375
8.500%	03/01/20	B2	150	163,312

				1,850,499

Automotive Parts — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19	Caa1	225	232,875
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22(a)	B1	200	194,500
8.250%	08/15/20(a)	B1	350	371,875
8.750%	08/15/20	B1	125	135,625
O’Reilly Automotive, Inc.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Automotive Parts (cont’d.)
4.875%	01/14/21	Baa3		$1,110	$1,186,362
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16	B2		625	621,875

					2,743,112

Beverages — 0.1%
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes
8.875%	12/01/16	B3	EUR	100	101,362
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.500%	11/15/15	Aa3		670	684,116
Coca-Cola Femsa SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.625%	02/15/20	A2		1,060	1,127,222
Corp. Lindley SA (Peru),
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21	BB+(d)		145	154,425
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3		425	460,062
8.375%	11/15/17	B3		175	189,219
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
3.200%	11/15/21	Baa1		465	460,504
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22(g)	Baa3		1,360	1,379,545
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17(g)	Baa1		665	673,341

					5,229,796

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.000%	09/15/16	Ba2		125	138,750
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.050%	12/01/16	Baa1		310	324,377

					463,127

Broadcasting — 0.1%
Clear Channel Communications, Inc.,
Gtd. Notes, PIK
11.000%	08/01/16(a)	Ca		300	222,000
Sr. Unsec’d. Notes
7.250%	10/15/27	Ca		125	65,625
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39(g)	Baa2		1,180	1,661,388
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3		600	643,500

					2,592,513

Building & Construction
Dycom Investments, Inc.,
Gtd. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building & Construction (cont’d.)
7.125%	01/15/21	Ba3	$350	$357,000
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes, 144A
8.625%	05/15/19	B2	450	468,000

				825,000

Building Materials — 0.2%
Associated Materials LLC,
Sr. Sec’d. Notes
9.125%	11/01/17(a)	B3	550	534,875
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	650	689,812
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.470%(c)	09/30/15	B-(d)	375	338,971
9.000%	01/11/18	B-(d)	450	424,125
China Shanshui Cement Group Ltd. (Cayman Islands),
Gtd. Notes, 144A
8.500%	05/25/16	BB-(d)	900	868,500
Corp. GEO SAB de CV (Mexico),
Gtd. Notes, 144A
8.875%	03/27/22	Ba3	200	204,500
9.250%	06/30/20	Ba3	290	306,675
Euramax International, Inc.,
Sr. Sec’d. Notes
9.500%	04/01/16	Caa1	375	343,125
Holcim US Finance Sarl & Cie SCS (Luxembourg),
Gtd. Notes, 144A
6.000%	12/30/19(g)	Baa2	1,322	1,365,765
Interline Brands, Inc.,
Gtd. Notes
7.000%	11/15/18	B2	100	105,500
Masco Corp.,
Sr. Unsec’d. Notes
5.850%	03/15/17	Ba2	325	333,076
6.125%	10/03/16	Ba2	175	184,989
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21(a)	Caa1	600	594,000
10.000%	12/01/18	Caa1	400	424,000
Owens Corning,
Gtd. Notes
9.000%	06/15/19	Ba1	150	185,181
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
8.250%	02/15/18	Caa1	200	201,250
Rearden G Holdings EINS GmbH (Germany),
Gtd. Notes, 144A
7.875%	03/30/20	B1	180	189,774
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2	175	168,000
Urbi Desarrollos Urbanos SAB de CV (Mexico),
Gtd. Notes
8.500%	04/19/16	Ba3	350	354,375
Gtd. Notes, 144A
9.500%	01/21/20	Ba3	300	316,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18	B2		$50	$51,250
9.750%	08/01/14	B2		300	330,000
West China Cement Ltd. (United Kingdom),
Gtd. Notes, 144A
7.500%	01/25/16	Ba3		300	253,500
Xefin Lux SA, (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	06/01/18	Ba3	EUR	100	134,704

					8,902,447

Cable Television — 0.1%
Belo Corp.,
Gtd. Notes
8.000%	11/15/16	Ba1		350	385,000
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18	B3		175	184,188
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.500%	04/15/14	Ba3		425	472,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.550%	03/15/15(a)	Baa2		1,261	1,331,655
Gtd. Notes, 144A
2.400%	03/15/17(a)(g)	Baa2		3,455	3,424,340
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/15/19(a)	B2		275	278,781
7.875%	11/01/20(a)	B2		1,775	1,863,750

					7,940,526

Chemicals — 0.2%
Ashland, Inc.,
Sr. Sec’d. Notes
9.125%	06/01/17	Baa3		900	997,875
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	Baa3		415	425,604
8.550%	05/15/19	Baa3		1,500	1,965,776
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.000%	12/08/16	Baa1		1,110	1,154,168
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20(a)	Caa1		210	195,300
Sr. Sec’d. Notes
8.875%	02/01/18(a)	B3		925	957,375
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/20	B3		75	83,812
8.625%	03/15/21(a)	B3		375	420,938
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	Ba3		575	608,062
9.000%	05/15/15	Ba3		200	212,250
Ineos Group Holdings Ltd. (United Kingdom),
Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
8.500%	02/15/16	Caa1		$275	$259,875
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	B3	EUR	250	331,760
LyondellBasell Industries NV (Netherlands),
Gtd. Notes, 144A
6.000%	11/15/21(a)	Ba2		400	420,000
Sr. Notes, 144A
5.000%	04/15/19	Ba2		550	550,000
Momentive Performance Materials, Inc.,
Gtd. Notes
11.500%	12/01/16	Caa2		600	498,000
Sec’d. Notes
9.000%	01/15/21(a)	Caa1		150	131,250
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3		575	609,500
Praxair, Inc.,
Sr. Unsec’d. Notes
2.450%	02/15/22	A2		2,385	2,293,843
Rhodia SA (France),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/20	Baa2		625	687,500
Solutia, Inc.,
Gtd. Notes
8.750%	11/01/17	B1		880	997,700

					13,800,588

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1		325	333,938
8.000%	12/15/16	B1		100	110,000
Levi Strauss & Co.,
Sr. Unsec’d. Notes
8.875%	04/01/16(a)	B2		350	361,378

					805,316

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1		775	807,938
8.250%	04/01/20(a)	B1		2,700	2,821,500
Mongolian Mining Corp. (Cayman Islands),
Gtd. Notes, 144A
8.875%	03/29/17	B1		400	399,500
Peabody Energy Corp.,
Gtd. Notes, 144A
6.000%	11/15/18	Ba1		400	392,000
6.250%	11/15/21(a)	Ba1		400	392,000

					4,812,938

Commercial Banks — 0.3%
Amsouth Bank,
Sub. Notes
5.200%	04/01/15	Ba3		400	408,000
Banco Bradesco SA/Cayman Islands (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/12/17	Baa1		200	210,400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2	$310	$316,200
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		Aa3	300	295,946
Banco do Estado do Rio Grande do Sul (Brazil),
Sub. Notes, 144A
7.375%	02/02/22		Ba1	320	339,375
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		Baa2	450	476,438
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
2.550%	01/12/17		Aa1	1,310	1,343,100
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	(a)(g)	Aa3	985	981,781
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18	(a)	B1	2,500	2,550,000
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15	(a)	B1	1,000	1,008,826
5.500%	02/15/19		B1	1,550	1,581,000
6.625%	04/01/18	(a)	B2	950	1,029,562
DNB Bank ASA (Norway),
Sr. Notes, 144A
3.200%	04/03/17	(g)	Aa3	1,895	1,902,468
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.650%	03/19/22		Baa1	400	401,003
Kazkommertsbank JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
8.500%	05/11/18		B2	800	736,000
Regions Bank,
Jr. Sub. Notes
7.500%	05/15/18		Ba3	250	283,125
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.500%	07/14/16		Aaa	650	670,489

					14,533,713

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Sr. Notes, 144A
6.375%	04/01/20		NR	500	508,750
ARAMARK Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	05/01/16	(a)	B3	350	358,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14		B2	213	214,065
9.625%	03/15/18	(a)	B2	750	813,750
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37		Baa3	200	193,000
Sr. Unsec’d. Notes, 144A
6.850%	07/02/37		Baa3	320	308,800

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#	Value
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20		Ba2		$250	$267,812
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17		B2		125	133,125
iPayment, Inc.,
Gtd. Notes
10.250%	05/15/18		B3		625	575,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	(a)	B3		375	406,875
Lender Processing Services, Inc.,
Gtd. Notes
8.125%	07/01/16	(a)	Ba2		455	475,475
Seminole Indian Tribe of Florida,
Notes, 144A
7.750%	10/01/17		Ba1		475	514,781
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		Ba3		350	404,250
ServiceMaster Co.,
Gtd. Notes, 144A
8.000%	02/15/20		B3		175	186,375
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
Gtd. Notes
10.750%	08/01/16		B3		725	780,281
UR Financing Escrow Corp.,
Sec’d. Notes, 144A
5.750%	07/15/18		Ba3		525	537,469
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21		Ba1		710	758,046

						7,436,604

Computer Hardware — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	(a)	A2		1,905	1,956,820
4.050%	09/15/22	(a)	A3		1,460	1,454,055
4.650%	12/09/21		A2		330	345,225
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		Aa3		880	872,942

						4,629,042

Computer Services & Software — 0.2%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15		BBB-	(d)	390	421,947
Aspect Software, Inc.,
Sec’d. Notes
10.625%	05/15/17		Caa1		75	80,062
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	02/22/16		A1		1,985	2,303,618
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1		1,300	1,303,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Computer Services & Software (cont’d.)
Sr. Sec’d. Notes, 144A
7.375%	06/15/19(a)	B1	$1,025	$1,044,219
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2	580	592,670
iGate Corp.,
Gtd. Notes
9.000%	05/01/16(a)	B2	1,000	1,086,250
JDA Software Group, Inc.,
Gtd. Notes
8.000%	12/15/14	B1	325	348,562
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18	A1	1,900	2,309,855
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes
6.875%	05/01/20	Ba1	275	291,844
Seagate Technology HDD Holdings (Cayman Islands),
Gtd. Notes
6.800%	10/01/16	Ba1	25	27,562
				9,809,839
Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15(a)	Baa1	1,315	1,434,516
4.750%	05/05/21	Baa1	1,450	1,558,653
				2,993,169
Construction
Aeropuertos Argentina 2000 SA (Argentina),
Sr. Sec’d. Notes, 144A
10.750%	12/01/20	B2	190	191,900
BAA Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21(g)	A-(d)	1,095	1,114,317
				1,306,217
Consumer Products & Services
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	250	257,812
Controladora Mabe SA CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19	BB+(d)	450	486,000
Prestige Brands, Inc.,
Gtd. Notes, 144A
8.125%	02/01/20	B3	200	216,750
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.250%	01/15/18	B1	75	80,812
Sealy Mattress Co.,
Gtd. Notes
8.250%	06/15/14	Caa1	150	147,000
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3	664	720,447
				1,908,821

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19	B2	$225	$236,250
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1	125	136,250
7.375%	09/01/19	Ba1	75	82,875
Beverage Packaging Holdings Luxembourg II SA (Luxembourg),
Series 144A, Sec’d. Notes, 144A
8.000%	12/15/16	Caa1	EUR 400	493,472
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18	B3	475	521,312
Crown Americas LLC/Crown Americas Capital Corp. II,
Gtd. Notes
7.625%	05/15/17	Ba3	25	26,906
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	B2	200	221,500
9.500%	06/15/17	B2	100	111,000
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19(a)	Ba2	25	28,250
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3	100	112,500
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	B3	175	199,500
Rock-Tenn Co.,
Unsec’d. Notes, 144A
4.450%	03/01/19(a)	Ba1	110	110,494
4.900%	03/01/22	Ba1	70	69,897
Sealed Air Corp.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B1	25	26,958
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/16	Ba2	50	56,188
				2,433,352
Distribution/Wholesale
McJunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	575	626,750
Minerva Overseas II Ltd. (Cayman Islands),
Gtd. Notes, 144A
10.875%	11/15/19	B2	485	511,675
				1,138,425
Diversified Financial Services — 0.4%
Air Lease Corp.,
Sr. Notes, 144A
5.625%	04/01/17(a)	NR	700	697,375
Aircastle Ltd. (Bermuda),
Sr. Notes, 144A
9.750%	08/01/18	Ba3	200	222,000
Sr. Unsec’d. Notes
9.750%	08/01/18(a)	Ba3	425	473,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
7.625%	04/15/20	Ba3	$450	$450,000
American Honda Finance Corp.,
Sr. Notes, 144A
2.125%	02/28/17(a)(g)	A1	1,875	1,882,206
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.050%	08/01/16(a)	A2	1,280	1,315,223
Sr. Unsec’d. Notes, MTN
1.125%	12/15/14	A2	1,005	1,013,212
CNH Capital LLC,
Gtd. Notes, 144A
6.250%	11/01/16	Ba2	575	616,688
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19	Ba1	400	525,120
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14(g)	Baa1	430	432,761
5.250%	10/01/20(g)	Baa1	550	596,284
Sr. Notes, 144A
4.500%	08/16/21(g)	Baa1	320	328,155
Fiat Industrial Finance Europe SA (Luxembourg),
Gtd. Notes, MTN
6.250%	03/09/18	Ba2	EUR 400	534,816
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18	Ba3	225	240,314
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
4.347%	06/15/41(g)	A2	500	513,610
7.628%	06/15/16	Ba3	375	373,125
Hexion US Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/20	Ba3	525	536,812
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3	375	390,000
Sr. Unsec’d. Notes, 144A
8.000%	01/15/18	Ba3	575	598,000
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18(a)	Ba3	400	436,000
Sr. Unsec’d. Notes
4.875%	04/01/15	B1	375	371,176
5.750%	05/15/16	B1	575	574,355
8.250%	12/15/20(a)	B1	500	550,105
8.625%	01/15/22(a)	B1	350	389,084
8.875%	09/01/17(a)	B1	475	529,625
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13(a)	B1	1,100	1,122,000
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18	Baa2	35	33,950
5.875%	06/08/14	Baa2	636	662,498
8.500%	07/15/19	Baa2	380	421,800
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	03/15/22	A2	1,815	1,782,622

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.050%	02/15/22(a)	A1	$1,085	$1,076,004
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Notes, 144A
5.625%	03/15/20	Ba1	350	352,625
5.875%	03/15/22	Ba1	525	530,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Sr. Notes, 144A
7.750%	04/15/20	B2	575	584,890

				21,156,560

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	125	133,750
Odeon UCI Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	08/01/18	B3	GBP 100	158,349

				292,099

Electric — 0.5%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
9.500%	11/12/20	B(d)	200	210,000
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2	300	313,500
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	625	667,188
7.875%	07/31/20	B1	100	108,750
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21	Baa2	1,495	1,636,278
Centrais Eletricas do Para SA (Brazil),
Sr. Unsec’d. Notes, 144A
10.500%	06/03/16(a)	B3	550	236,548
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	Ba1	240	241,502
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	02/14/42	Baa1	3,800	3,796,200
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.150%	12/01/20(a)	Baa3	1,255	1,382,060
Dolphin Subsidiary II, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/21(a)	Ba1	1,575	1,748,250
EDP Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.375%	11/02/12	Baa3	1,015	1,015,508
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
6.950%	01/26/39(g)	Aa3	250	296,806
Empresa de Energia de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.125%	11/10/21	Baa3	700	742,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Enel Finance International NV (Netherlands),
Gtd. Notes, 144A
5.125%	10/07/19(g)	A3	$1,545	$1,518,301
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	1,500	1,622,582
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B3	950	828,875
9.500%	10/15/18	B3	525	483,000
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A
3.800%	09/11/14(g)	A3	860	882,598
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
9.375%	01/28/20	Baa2	400	447,458
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15(g)	A1	860	875,426
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	1,920	1,927,908
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.750%	01/20/20	Ba1	1,320	1,590,600
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
5.900%	11/15/39(g)	A3	750	895,835
NiSource Finance Corp.,
Gtd. Notes
5.950%	06/15/41	Baa3	540	591,162
6.250%	12/15/40	Baa3	820	909,059
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18(a)	B1	575	576,438
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20(a)	Ba2	705	765,096
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.550%	12/01/41(g)	Baa1	640	578,033
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16(g)	Baa3	1,020	1,061,231
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	430	482,870

				28,431,062

Electronic Components & Equipment
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/20	Baa2	110	122,285
MEMC Electronic Materials, Inc.,
Gtd. Notes
7.750%	04/01/19	B1	600	477,000
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18(a)	B2	150	169,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electronic Components & Equipment (cont’d.)

				$768,785

Energy – Alternate Sources
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	Ba3	$900	1,138,500

Engineering & Construction
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%	04/05/23	Baa3	400	415,720

Entertainment & Leisure — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19	B1	725	759,438
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21(a)	B3	100	104,875
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B2	175	196,438
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21(a)	B3	100	107,250
8.625%	06/15/19	B2	1,375	1,526,250
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.750%	05/15/18	B3	EUR 150	193,054
Codere Finance Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.250%	06/15/15	B2	EUR 400	529,482
9.250%	02/15/19(a)	B2	775	780,608
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2	400	442,500
Lions Gate Entertainment, Inc.,
Sec’d. Notes, 144A
10.250%	11/01/16	B1	275	302,844
NCL Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes
11.750%	11/15/16	B2	450	520,875
Sr. Unsec’d. Notes
9.500%	11/15/18	Caa1	100	107,750
Sr. Unsec’d. Notes, 144A
9.500%	11/15/18	Caa1	100	108,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2	775	805,031
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.750%	04/01/22(a)	B3	200	209,500
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	350	382,375
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	B3	425	465,375
Seneca Gaming Corp.,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
8.250%	12/01/18	B2	$500	$511,250
Speedway Motorsports, Inc.,
Gtd. Notes
8.750%	06/01/16	Ba2	900	985,500
WMG Acquisition Corp.,
Sr. Sec’d. Notes
9.500%	06/15/16	Ba2	200	218,000
Sr. Sec’d. Notes, 144A
9.500%	06/15/16	Ba2	100	109,000

				9,365,395

Environmental Control
Darling International, Inc.,
Gtd. Notes
8.500%	12/15/18	Ba3	75	83,625
Republic Services, Inc.,
Gtd. Notes
5.700%	05/15/41	Baa3	1,545	1,763,645

				1,847,270

Farming & Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	Baa2	655	683,560
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2	560	624,538
MHP SA (Luxembourg),
Gtd. Notes
10.250%	04/29/15	B3	1,360	1,305,600

				2,613,698

Financial – Bank & Trust — 0.7%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.125%	07/22/15	Ba1	100	99,850
6.500%	03/09/18	Ba1	500	513,250
Sr. Unsec’d. Notes, 144A
6.500%	03/09/18	Ba1	150	153,975
Banco de Galicia y Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	05/04/18	B2	500	457,900
Bank of America Corp.,
Sr. Unsec’d. Notes
6.500%	08/01/16	Baa1	3,195	3,512,851
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa1	995	1,062,164
Sub. Notes
5.750%	08/15/16(a)	Baa2	165	171,806
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
5.125%	01/08/20	Aa3	360	376,545
5.200%	07/10/14(a)	Aa3	935	990,938
6.750%	05/22/19(a)	Aa3	255	293,216
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.125%	07/15/14	Baa1	585	588,334
2.150%	03/23/15	Baa1	1,535	1,537,370
7.375%	05/23/14	Baa1	270	298,882

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Cosan Finance Ltd. (Cayman Islands),
Gtd. Notes
7.000%	02/01/17	Ba2	$100	$109,500
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22	Baa1	735	718,167
3.625%	01/25/16	Baa1	1,065	1,121,642
Sub. Notes
8.250%	03/01/38	Baa2	215	285,402
GTB Finance B.V. (Netherlands),
Gtd. Notes, 144A
7.500%	05/19/16	B+(d)	400	413,680
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21(a)	Aa2	4,105	4,437,760
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1	345	364,671
5.100%	03/24/21(a)	Baa1	405	446,391
Kinder Morgan Finance Co. ULC (Canada),
Gtd. Notes
5.700%	01/05/16(a)	Ba1	950	999,875
Nordea Bank AB (Sweden),
Sr. Notes, 144A
3.125%	03/20/17(g)	Aa2	2,510	2,512,613
Sub. Notes, 144A
4.875%	05/13/21(a)(g)	Aa3	1,590	1,547,407
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	1,280	1,360,754
4.375%	08/11/20	A3	2,025	2,198,431
Gtd. Notes
3.300%	03/08/22(a)	A3	2,705	2,676,024
Promsvyazbank OJSC Via PSB Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.200%	04/25/14	Ba2	800	792,003
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Notes, 144A
10.125%	02/15/19	B2	200	147,000
Sr. Sec’d. Notes, 144A
10.250%	04/15/17	Ba3	175	170,188
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3	260	272,350
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
3.400%	08/23/13	A2	1,735	1,758,294
Standard Bank PLC (United Kingdom),
Sub. Notes, MTN
8.125%	12/02/19	Baa3	760	839,291
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.850%	04/27/15(g)	A2	170	176,542
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	Baa1	800	826,636
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	B2	225	231,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Sub. Notes
5.125%	06/15/17	B3	$425	$389,938
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	Ba1	600	604,500
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2	1,530	1,571,403
UBS AG (Switzerland),
Notes
4.875%	08/04/20	Aa3	290	301,394
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	A2	3,495	3,440,719

				40,771,406

Financial Services — 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland),
Gtd. Notes
8.700%	08/07/18	Baa1	500	615,000
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Sec’d. Notes, 144A
7.875%	09/25/17	Ba1	400	412,600
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17	B1	375	375,446
6.250%	12/01/17(a)	B1	575	592,099
7.500%	09/15/20(a)	B1	450	486,000
8.000%	03/15/20(a)	B1	200	222,500
8.000%	11/01/31(a)	B1	425	468,562
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3	730	889,278
Banque PSA Finance (France),
Sr. Unsec’d. Notes, 144A
4.375%	04/04/16(a)(g)	Baa1	1,620	1,611,375
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17(a)	B2	500	510,000
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.500%	12/14/16(a)	B-(d)	850	847,960
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15(a)	A3	2,425	2,553,768
5.375%	08/09/20	A3	285	306,115
5.500%	10/15/14	A3	940	1,008,535
6.125%	05/15/18	A3	1,585	1,776,763
6.500%	08/19/13	A3	500	528,960
Unsec’d. Notes
8.500%	05/22/19(a)	A3	400	493,151
Conti-Gummi Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
8.500%	07/15/15	Ba3	EUR 125	183,801
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40(g)	A2	1,679	1,866,088
DTEK Finance BV (Netherlands),
Gtd. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
9.500%	04/28/15	B2	$685	$650,750
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.875%	12/01/15	B2	25	25,406
Sr. Unsec’d. Notes, PIK
12.500%	11/30/17(a)	B-(d)	3,676	4,277,945
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.000%	05/15/18(a)	Ba1	2,075	2,149,401
5.750%	02/01/21(a)	Ba1	1,350	1,456,596
5.875%	08/02/21	Ba1	400	431,436
12.000%	05/15/15	Ba1	350	432,250
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.100%	01/07/14(a)	Aa2	5,400	5,511,996
Sub. Notes
5.300%	02/11/21(a)	Aa3	4,505	4,879,064
Goldman Sachs Capital I,
Ltd. Gtd. Notes
6.345%	02/15/34	A3	183	170,763
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16(a)	A1	5,300	5,298,495
5.750%	01/24/22(a)	A1	1,035	1,064,746
7.500%	02/15/19(a)	A1	310	354,186
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.400%	06/24/15	Aa3	2,415	2,530,285
3.700%	01/20/15	Aa3	3,265	3,442,779
4.500%	01/24/22(a)	Aa3	3,745	3,896,070
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.450%	02/02/37	A2	365	365,000
Merrill L ynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	Baa1	510	566,966
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15(a)	A2	825	805,801
4.000%	07/24/15	A2	2,035	2,025,189
4.200%	11/20/14	A2	1,300	1,310,313
Sr. Unsec’d. Notes, MTN
6.000%	04/28/15	A2	3,255	3,406,950
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	NR	300	321,750
Nuveen Investments, Inc.,
Gtd. Notes
10.500%	11/15/15(a)	Caa2	1,675	1,735,719
Gtd. Notes, 144A
10.500%	11/15/15	Caa3	25	25,781
Sr. Unsec’d. Notes
5.500%	09/15/15	Caa2	275	253,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
8.250%	09/01/17	B3	600	651,000
9.250%	04/01/15	B3	400	411,000
10.625%	04/01/17	Caa1	50	52,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16	Baa2	$310	$320,175
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16(g)	Baa2	1,210	1,214,747
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19	Ba2	125	138,125
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg),
Unsec’d. Notes
6.299%	05/15/17	Baa1	1,150	1,219,000
SLM Corp.,
Sr. Notes, MTN
6.250%	01/25/16	Ba1	1,390	1,445,600
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14(a)	Ba1	125	128,097
5.375%	05/15/14	Ba1	575	593,747
8.450%	06/15/18(a)	Ba1	825	919,875
Unsec’d. Notes, MTN
6.000%	01/25/17(a)	Ba1	3,325	3,424,750
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1	345	392,076
Teco Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa3	1,170	1,292,817
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, 144A
7.250%	02/02/20	Baa2	359	415,542
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	B1	475	513,000
Vnesheconombank Via VEB Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20	BBB(d)	800	865,000
Yasar Holdings SA Via Willow No 2 (Luxembourg),
Sec’d. Notes
9.625%	10/07/15	B2	550	555,060

				77,688,999

Food — 0.1%
Avangardco Investments Public Ltd. (Cyprus),
Sr. Unsec’d. Notes
10.000%	10/29/15	NR	400	321,340
BFF International Ltd. (Brazil),
Gtd. Notes, 144A
7.250%	01/28/20	Ba1	360	403,740
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3	825	820,875
Delhaize Group SA (Belgium),
Gtd. Notes
6.500%	06/15/17	Baa3	1,030	1,190,323
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.450%	03/15/28	Ba2	250	240,312
McCormick & Co. Inc/MD,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
3.900%	07/15/21	A2		$2,000	$2,138,512
Michael Foods, Inc.,
Gtd. Notes
9.750%	07/15/18	Caa1		300	329,625
Minerva Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
12.250%	02/10/22(a)	B2		200	218,500
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	11/15/17	B2	EUR	100	136,038
Safeway, Inc.,
Sr. Unsec’d. Notes
3.400%	12/01/16	Baa2		580	601,461
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes, 144A
5.625%	04/14/18	BBB-(d)		600	634,500
TreeHouse Foods, Inc.,
Gtd. Notes
7.750%	03/01/18	Ba2		125	135,469
US Foodservice,
Sr. Unsec’d. Notes, 144A
8.500%	06/30/19	Caa2		325	329,062

					7,499,757

Gaming
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19(a)	Caa2		575	580,750

Healthcare Products
Accellent, Inc.,
Gtd. Notes
10.000%	11/01/17	Caa2		400	326,500
Sr. Sec’d. Notes
8.375%	02/01/17(a)	B1		75	75,375
Medtronic, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/22	A1		550	552,621
Ontex IV SA (Belgium),
Sr. Sec’d. Notes, 144A
7.500%	04/15/18	Ba3	EUR	525	651,182

					1,605,678

Healthcare Services — 0.3%
AMERIGROUP Corp.,
Sr. Unsec’d. Notes
7.500%	11/15/19	Ba3		425	465,375
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	B1		150	154,125
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1		725	763,062
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3		575	589,375
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3		171	177,199
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
8.000%	11/15/19(a)	B3	$725	$748,562
8.000%	11/15/19(a)	B3	825	853,875
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19	Ba2	500	515,000
5.875%	01/31/22(a)	Ba2	275	282,562
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2	25	27,688
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	1,900	2,023,500
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	325	340,031
Sr. Unsec’d. Notes, 144A
7.375%	01/15/20(a)	B3	300	306,000
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	Caa1	600	583,500
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19(a)	B3	375	326,719
LifePoint Hospitals, Inc.,
Gtd. Notes
6.625%	10/01/20	Ba1	575	609,500
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15	Baa3	665	683,636
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	Caa1	325	351,000
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	175	140,438
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
8.875%	07/01/19	B1	50	56,000
Sr. Sec’d. Notes, 144A
6.250%	11/01/18(a)	B1	600	619,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	A3	305	322,175
4.625%	11/15/41	A3	715	715,192
4.700%	02/15/21(a)	A3	340	381,364
Universal Health Services, Inc.,
Gtd. Notes
7.000%	10/01/18	B1	400	428,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	B3	325	323,375
8.000%	02/01/18(a)	B3	350	357,000
Vanguard Health Systems, Inc.,
Sr. Unsec’d. Notes
11.060%(s)	02/01/16(g)	Caa1	15	9,900
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20	Baa1	870	941,685
6.000%	02/15/14	Baa1	922	1,003,709

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)

					$15,099,047

Holding Companies – Diversified — 0.1%
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.500%	07/21/16	Ba3		$1,000	984,570
Polish Television Holding BV (Netherlands),
Sr. Sec’d Notes, 144A
11.250%	05/15/17	B-(d)	EUR	325	437,789
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.000%	04/15/19(a)	Caa1		500	492,500
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3		300	312,750
8.750%	10/15/16(a)	Ba3		200	211,500
Susser Holdings LLC/Susser Finance Corp.,
Gtd. Notes
8.500%	05/15/16	B2		575	631,062
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41	Baa3		1,760	1,786,400

					4,856,571

Home Builders
KB Home,
Gtd. Notes
8.000%	03/15/20	B2		425	420,750
Meritage Homes Corp.,
Sr. Notes, 144A
7.000%	04/01/22	B1		200	200,500
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18(a)	B3		150	159,562
10.750%	09/15/16	B3		50	57,500

					838,312

Hotels & Motels — 0.1%
Gaylord Entertainment Co.,
Gtd. Notes
6.750%	11/15/14	Caa2		75	75,375
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2		2,515	2,621,055
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	Baa2		850	835,995
MCE Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes
10.250%	05/15/18	B1		545	611,762
MGM Resorts International,
Sr. Sec’d. Notes
9.000%	03/15/20(a)	Ba2		125	139,062
10.375%	05/15/14(a)	Ba2		100	113,375
Sheraton Holding Corp.,
Gtd. Notes
7.375%	11/15/15	Ba1		125	143,750
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	Ba1		200	237,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Hotels & Motels (cont’d.)
7.875%	10/15/14	Ba1	$100	$114,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
7.875%	11/01/17	BBB-(d)	75	81,750

				4,973,499

Independent Energy
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18	Baa3	545	623,344

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/17	A3	215	217,430
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17(a)	Baa1	1,125	1,139,126
4.250%	09/15/14	Baa1	865	892,425
Sr. Unsec’d. Notes, MTN
5.450%	05/18/17	Baa1	205	220,383
5.850%	01/16/18	Baa1	1,020	1,109,256
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21	Aa2	2,275	2,456,868
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22	Aa2	270	272,512
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3	1,810	1,940,306
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.250%	06/15/15	Caa1	1,225	1,263,281
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2	545	575,322
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21(a)	A3	270	296,159
Principal Financial Group, Inc.,
Gtd. Notes
6.050%	10/15/36	A3	120	129,795
7.875%	05/15/14	A3	315	347,727
8.875%	05/15/19	A3	620	791,426
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa3	730	777,923
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1	870	940,078
6.450%	11/15/19	Baa1	2,814	3,158,875
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A
0.853%(c)	10/06/13(g)	A1	190	187,994
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	240	254,003
UnumProvident Finance Co. PLC (United Kingdom),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
6.850%	11/15/15(g)	Baa3	$490	$536,150

				17,507,039

Internet Services
Earthlink, Inc.,
Gtd. Notes
8.875%	05/15/19	B2	225	217,688
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba2	500	548,750
8.125%	03/01/18	Ba2	400	440,000
NetFlix, Inc.,
Gtd. Notes
8.500%	11/15/17	Ba2	200	218,250
Tencent Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
4.625%	12/12/16	Baa1	500	503,170
UPC Holding BV (Netherlands),
Sec’d. Notes, 144A
9.875%	04/15/18	B2	400	442,000

				2,369,858

Machinery – Construction & Mining
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	B2	350	352,625
10.875%	06/01/16	B2	25	28,438
Sr. Sub. Notes
8.000%	11/15/17(a)	Caa1	550	569,250

				950,313

Machinery & Equipment
AGCO Corp.,
Series 144A, Sr. Unsec’d. Notes, 144A
5.875%	12/01/21	Ba1	450	473,499
Altra Holdings, Inc.,
Sec’d. Notes
8.125%	12/01/16	B1	100	107,500
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17(a)	Ba2	225	261,562
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19	B1	125	130,000
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20	B3	125	137,500
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2	505	592,473

				1,702,534

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1	150	160,125
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18(a)	Caa1	300	321,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Manufacturing (cont’d.)
Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.500%	11/01/12(g)	Caa3		$75	$54,000
SPX Corp.,
Gtd. Notes
6.875%	09/01/17(a)	Ba2		225	246,375

					782,250

Media — 0.6%
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20	Ba3		300	305,625
Bresnan Broadband Holdings LLC,
Gtd. Notes, 144A
8.000%	12/15/18(a)	B3		275	283,250
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
6.100%	02/15/18(g)	Baa1		1,035	1,214,080
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18(a)	B1		275	287,375
8.000%	04/15/20(a)	B1		125	132,188
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.625%	01/31/22	B1		1,425	1,478,438
7.250%	10/30/17	B1		425	455,812
7.375%	06/01/20(a)	B1		175	189,875
7.875%	04/30/18(a)	B1		825	891,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17(a)	B3		1,000	1,073,750
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
7.625%	03/15/20(a)	B3		1,175	1,149,625
Comcast Corp.,
Gtd. Notes
6.400%	03/01/40(a)	Baa1		530	651,785
6.950%	08/15/37	Baa1		1,205	1,525,619
Cyfrowy Polsat Finance AB (Sweden),
Sr. Sec’d. Notes, 144A
7.125%	05/20/18	Ba3	EU	R 100	134,704
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21(a)	Ba2		300	323,250
7.125%	02/01/16	Ba2		175	193,594
7.875%	09/01/19(a)	Ba2		1,100	1,265,000
Grupo Televisa SA (Mexico),
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		655	739,610
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2		980	1,201,201
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	Caa1		800	837,000
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
8.500%	10/15/15	B3		150	154,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3		$250	$207,812
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
5.150%	04/30/20	Baa2		2,860	3,236,962
NET Servicos de Comunicacao SA (Brazil),
Gtd. Notes
7.500%	01/27/20	Ba1		540	629,910
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1		354	395,694
6.150%	02/15/41	Baa1		1,470	1,683,947
6.400%	12/15/35	Baa1		1,960	2,222,077
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2		450	496,125
11.500%	05/01/16	B2		49	56,472
11.625%	02/01/14(a)	B2		130	150,150
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A
9.250%	11/01/17	B1		325	361,562
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15(a)	B2		1,500	1,702,500
Sr. Sec’d. Notes, 144A
9.750%	09/01/15	Ba2		25	27,000
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1		1,890	1,997,435
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41(a)	Baa2		1,500	1,571,292
Time Warner, Inc.,
Gtd. Notes
6.500%	11/15/36	Baa2		360	417,730
Videotron Ltee (Canada),
Gtd. Notes
9.125%	04/15/18	Ba1		75	82,875
Gtd. Notes, 144A
5.000%	07/15/22	Ba1		450	445,500
6.875%	07/15/21	Ba1	CAD	475	508,016
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18(a)	B2		675	729,000
13.000%	08/01/13	B2		100	113,125

					31,522,465

Medical Supplies & Equipment — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16	Baa1		715	734,752
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17(a)	Caa1		1,800	1,946,250
Gtd. Notes, PIK
10.375%	10/15/17(a)	B3		450	484,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment (cont’d.)
DaVita, Inc.,
Gtd. Notes
6.375%	11/01/18	B2	$225	$235,688
6.625%	11/01/20(a)	B2	1,575	1,645,875
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16(a)	Ba1	755	784,215
4.400%	03/01/15	Ba1	665	710,721

				6,542,376

Metal Fabricate / Hardware
Schaeffler Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17(a)	B1	200	211,500
8.500%	02/15/19	B1	200	213,500

				425,000

Metals & Mining — 0.5%
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19	Ba1	500	542,500
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20(a)	B2	450	434,250
Algoma Acquisition Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15	Caa2	175	158,812
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	Baa3	1,560	1,690,901
Alpha Natural Resources, Inc.,
Gtd. Notes
6.250%	06/01/21(a)	Ba3	950	857,375
ALROSA Finance SA (Luxembourg),
Gtd. Notes, 144A
7.750%	11/03/20	Ba3	500	533,750
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.750%	02/25/15(a)	Baa3	1,485	1,509,165
3.750%	08/05/15	Baa3	950	964,992
3.750%	03/01/16	Baa3	685	684,439
4.500%	02/25/17(a)	Baa3	620	621,814
5.375%	06/01/13	Baa3	770	799,155
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16(a)	B1	175	183,750
Gtd. Notes, 144A
7.250%	06/15/21(a)	B1	400	369,000
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/42(g)	Baa1	1,055	1,051,350
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41	Baa1	2,035	2,179,355
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
3.250%	11/21/21	A1	1,710	1,725,770
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
4.875%	04/01/21	Baa3	$630	$652,591
Codelco, Inc. (Chile),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/19(g)	A1	115	143,979
Ferrexpo Finance PLC (United Kingdom),
Gtd. Notes
7.875%	04/07/16	B3	450	416,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	11/01/15(a)	B1	1,750	1,785,000
Sr. Unsec’d. Notes, 144A
6.000%	04/01/17(a)	B1	325	321,750
Foresight Energy LLC/Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17	Caa1	600	630,000
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18(a)	B3	675	702,000
Mirabela Nickel Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/18	B2	450	387,000
New World Resources NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.875%	05/01/18	Ba3	EUR 200	270,742
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.450%	11/15/21(g)	Baa2	970	979,947
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20(a)	B2	425	465,375
Patriot Coal Corp.,
Gtd. Notes
8.250%	04/30/18(a)	B3	350	266,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2	350	358,750
Ryerson Holding Corp.,
Sr. Sec’d. Notes
29.030%(s)	02/01/15	Caa3	1,650	767,250
Ryerson, Inc.,
Sr. Sec’d. Notes
12.000%	11/01/15	Caa1	675	691,875
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	200	214,000
Severstal JSC via Steel Capital SA (Russia),
Notes
6.250%	07/26/16	Ba2	200	199,808
Severstal OAO Via Steel Capital SA (Luxembourg),
Notes
6.700%	10/25/17	Ba3	500	505,625
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	Baa2	320	375,172
Steel Dynamics, Inc.,
Gtd. Notes
7.625%	03/15/20(a)	Ba2	150	162,375
7.750%	04/15/16	Ba2	575	596,562

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Sec’d. Notes
10.250%	05/15/16	Baa2	$379	$433,993
10.750%	05/15/19	Baa2	26	32,297
Thompson Creek Metals Co., Inc. (Canada),
Gtd. Notes
7.375%	06/01/18	B3	425	395,250
TMK OAO Via TMK Capital SA (Luxembourg),
Sec’d. Notes
7.750%	01/27/18	B1	300	290,550
Tube City IMS Corp.,
Gtd. Notes
9.750%	02/01/15	B3	25	25,688
United States Steel Corp.,
Sr. Unsec’d. Notes
6.050%	06/01/17(a)	B1	650	663,000
7.500%	03/15/22	B1	400	401,000
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	Baa2	300	301,334
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	640	732,412
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	Ba2	425	470,688

				28,945,516

Office Equipment — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	50	54,563
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19(a)	Caa1	475	504,688
12.535%	10/12/17	Caa1	1,400	1,520,750
Sr. Sec’d. Notes
8.000%	12/15/18(a)	B2	875	947,188
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	Baa2	325	328,405
6.350%	05/15/18(a)	Baa2	1,220	1,415,507
6.750%	02/01/17	Baa2	400	462,960

				5,234,061

Oil & Gas — 1.7%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes
11.500%	02/01/16	B(d)	200	216,500
Sr. Sec’d. Notes, 144A
10.250%	04/08/19	B(d)	200	209,760
11.500%	02/01/16	B(d)	400	433,000
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18(a)	B3	300	302,250
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17(a)	Ba1	2,140	2,542,784

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Antero Resources Finance Corp.,
Gtd. Notes
9.375%	12/01/17	B3	$750	$811,875
Gtd. Notes, 144A
7.250%	08/01/19	B3	350	360,500
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	A3	275	300,224
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	Ba3	200	210,000
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22(a)	B2	525	539,438
6.750%	11/01/20	B2	300	317,250
10.250%	06/01/14	B2	125	144,375
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	12/09/15(a)(g)	A2	1,135	1,171,110
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	B1	650	627,250
7.625%	10/01/19(a)	B1	700	710,500
Boardwalk Pipelines LP,
Gtd. Notes
5.750%	09/15/19	Baa2	520	565,254
Sr. Unsec’d. Notes
5.500%	02/01/17	Baa2	660	723,566
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.125%	10/01/15	A2	1,180	1,247,222
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	Baa1	1,465	1,809,275
Carrizo Oil & Gas, Inc.,
Gtd. Notes
8.625%	10/15/18	B3	300	315,750
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20(a)	Ba3	925	941,188
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	Ba3	225	223,312
China Resources Gas Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.500%	04/05/22	Baa1	500	491,390
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21	Ba3	800	816,000
9.500%	05/15/16(a)	Ba3	100	110,000
Clayton Williams Energy, Inc.,
Gtd. Notes
7.750%	04/01/19	Caa1	500	497,500
Concho Resources, Inc.,
Gtd. Notes
7.000%	01/15/21	B3	150	160,875
8.625%	10/01/17	B3	630	689,850
Connacher Oil and Gas Ltd. (Canada),
Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
8.500%	08/01/19	Caa2	$700	$700,000
Continental Resources Inc.,
Gtd. Notes
7.125%	04/01/21	B1	150	166,500
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20(a)	B1	399	445,882
9.750%	03/01/16	B1	75	82,312
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.150%	09/01/14	Baa1	125	135,974
5.700%	10/15/39	Baa1	595	662,352
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.625%	07/23/19	Baa2	300	369,750
ENN Energy Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21	Baa3	700	672,401
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	03/15/16(a)	Baa1	1,130	1,178,883
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	02/01/16	A3	655	676,238
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	Baa2	2,375	2,403,422
8.125%	06/01/19	Baa2	255	297,952
Exco Resources, Inc.,
Gtd. Notes
7.500%	09/15/18	B3	825	734,250
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	Ba3	850	816,000
Frac Tech Services LLC/Frac Tech Finance, Inc.,
Gtd. Notes, 144A
7.625%	11/15/18	Ba3	575	600,875
Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.288%	08/16/37	Baa1	2,125	2,409,495
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
8.146%	04/11/18	Baa1	400	468,932
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16	Baa1	1,440	1,492,229
5.999%	01/23/21	Baa1	250	263,500
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16	B3	174	182,265
Hercules Offshore, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/01/17	B1	650	650,812
10.500%	10/15/17	Caa1	200	209,500
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40(a)	Baa2	1,855	2,124,700
8.125%	02/15/19	Baa2	100	129,143
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
8.000%	02/15/20	B1	$175	$189,000
KazMunayGas National Co. (Kyrgysxtan),
Sr. Unsec’d. Notes
6.375%	04/09/21	Baa3	600	662,730
7.000%	05/05/20	Baa3	1,875	2,131,631
9.125%	07/02/18	Baa3	400	498,368
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3	200	219,000
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.500%	09/01/12	Ba1	75	76,500
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
6.250%	01/20/42	A1	200	226,810
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.000%	10/27/16(g)	A1	300	313,067
Lukoil International Finance BV (Netherlands),
Gtd. Notes
7.250%	11/05/19	Baa2	480	544,320
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.900%	03/15/18	Baa2	255	297,691
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21	B3	275	288,062
Mega Advance Investments Ltd. (Hong Kong),
Gtd. Notes, 144A
5.000%	05/12/21	Baa1	700	722,289
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2	1,735	1,810,138
9.250%	01/15/19	Baa2	700	898,611
NAK Naftogaz Ukraine (Ukraine),
Gov’t. Gtd. Notes
9.500%	09/30/14	NR	460	445,050
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36(g)	Baa1	100	95,500
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20(a)	Ba2	225	235,688
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2	860	953,555
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
5.250%	03/15/42	Baa1	2,495	2,478,595
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	Baa3	1,070	1,087,129
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	Caa1	300	301,500
7.250%	02/01/19	Caa1	150	157,875
Pacific Rubiales Energy Corp. (Canada),
Gtd. Notes, 144A
7.250%	12/12/21	Ba2	200	218,900

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Pemex Project Funding Master Trust,
Gtd. Notes
5.750%	03/01/18	Baa1	$855	$961,875
6.625%	06/15/35	Baa1	575	655,500
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19(a)	B2	625	537,500
10.375%	06/15/16(a)	B2	225	220,500
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	650	699,880
5.750%	01/20/20	A3	2,030	2,248,834
5.875%	03/01/18	A3	750	841,243
6.875%	01/20/40	A3	200	234,974
7.875%	03/15/19	A3	1,005	1,239,974
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B+(d)	1,317	997,703
5.500%	04/12/37	B+(d)	380	226,100
8.500%	11/02/17	B+(d)	1,325	1,177,925
12.750%	02/17/22	NR	1,400	1,400,000
Gtd. Notes, 144A
8.500%	11/02/17	B+(d)	975	866,775
Sr. Unsec’d. Notes
5.000%	10/28/15	NR	5,316	4,412,057
5.125%	10/28/16	NR	6,269	4,874,249
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	Baa1	100	110,250
6.500%	06/02/41	Baa1	2,540	2,857,500
6.500%	06/02/41	Baa1	450	506,250
Gtd. Notes, 144A
4.875%	01/24/22(g)	Baa1	2,960	3,108,000
6.500%	06/02/41	Baa1	660	742,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	Baa3	340	419,220
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	425	442,000
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22(a)(g)	Baa1	795	808,673
5.875%	05/01/42(g)	Baa1	640	655,627
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20	Ba1	150	183,466
Plains Exploration & Production Co.,
Gtd. Notes
6.750%	02/01/22	B1	425	444,125
Precision Drilling Corp. (Canada),
Gtd. Notes
6.625%	11/15/20(a)	Ba2	525	549,938
Gtd. Notes, 144A
6.500%	12/15/21	Ba1	100	104,500
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	Ba3	125	123,438
6.750%	08/01/20	Ba3	600	651,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
RDS Ultra-Deepwater Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.875%	03/15/17	B3	$515	$569,075
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20(g)	Baa2	410	395,384
5.400%	02/14/22(a)	Baa2	1,250	1,243,496
6.250%	10/19/40	Baa2	300	273,623
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	09/01/17	Baa3	1,035	1,101,832
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16	B3	625	670,312
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20(a)	B1	300	303,750
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16	Baa1	315	372,357
SESI LLC,
Gtd. Notes
6.375%	05/01/19	Ba3	275	291,500
Gtd. Notes, 144A
7.125%	12/15/21	Ba3	675	729,000
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	B1	200	213,000
6.625%	02/15/19(a)	B1	625	662,500
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3	150	163,500
Gtd. Notes, 144A
7.875%	03/01/22(a)	B3	850	875,500
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/01/21(a)	Baa2	1,655	1,627,078
Transocean, Inc. (Cayman Islands),
Gtd. Notes
5.050%	12/15/16	Baa3	505	540,818
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B3	525	536,812
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	515	592,637
Weatherford International Ltd. (Switzerland),
Gtd. Notes
4.500%	04/15/22	Baa2	495	494,307
6.750%	09/15/40	Baa2	1,330	1,482,325
9.625%	03/01/19(a)	Baa2	655	868,066
Whiting Petroleum Corp.,
Gtd. Notes
6.500%	10/01/18	Ba3	25	26,625
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
4.500%	11/10/14(g)	Baa1	235	249,452
WPX Energy, Inc.,
Sr. Unsec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
6.000%	01/15/22(a)	Ba1	$1,525	$1,525,000

				99,322,899

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	125	137,500
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17	Ba3	75	82,688
Cascades, Inc. (Canada),
Gtd. Notes
7.750%	12/15/17	Ba3	250	250,000
7.875%	01/15/20(a)	Ba3	775	765,312
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.000%	01/21/21	Baa2	660	688,876
Sr. Unsec’d. Notes, 144A
4.750%	01/11/22(g)	Baa2	360	368,515
Clearwater Paper Corp.,
Gtd. Notes
7.125%	11/01/18	Ba3	250	265,000
Exopack Holding Corp.,
Gtd. Notes
10.000%	06/01/18	Caa1	200	210,000
Georgia-Pacific LLC,
Gtd. Notes, 144A
8.250%	05/01/16	Baa3	75	82,721
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22(a)	Baa3	2,895	3,050,789
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17	B3	450	465,750

				6,367,151

Pharmaceuticals — 0.1%
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	385	392,780
Aristotle Holding, Inc.,
Gtd. Notes, 144A
3.900%	02/15/22(g)	Baa3	1,080	1,091,606
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR 600	866,243
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3	880	969,732
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	540	562,305
6.250%	06/15/14	Baa3	535	588,144
Grifols, Inc.,
Gtd. Notes
8.250%	02/01/18(a)	B3	1,175	1,271,938
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico),
Gtd. Notes
7.750%	09/15/18(a)	B3	100	104,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
				$5,846,998

Pipelines — 0.3%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3	$1,485	1,545,079
5.500%	08/15/19	Baa3	635	683,955
6.050%	01/15/18	Baa3	145	163,607
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	Baa2	285	324,443
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15	Baa3	570	571,888
El Paso Corp.,
Sr. Unsec’d. Notes
8.250%	02/15/16	Ba3	75	81,752
Sr. Unsec’d. Notes, MTN
7.750%	01/15/32	Ba3	450	512,434
7.800%	08/01/31	Ba3	125	142,076
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.950%	04/15/17	Baa3	62	68,433
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.500%	09/15/40	Baa2	615	652,374
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20(a)	Ba2	475	527,250
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22	Baa3	1,380	1,443,697
Enogex LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20(g)	Baa3	375	416,631
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	Baa3	505	531,356
5.950%	02/01/41	Baa3	2,540	2,829,664
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22(a)	Baa2	1,855	1,836,565
4.150%	03/01/22	Baa2	235	237,125
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2	110	113,944
6.550%	07/15/19	Baa2	630	745,056
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	Baa2	1,640	1,659,903
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	Baa3	850	971,886
6.500%	05/01/18	Baa3	300	357,137
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1	275	290,812
Southeast Supply Header LLC,
Sr. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
4.850%	08/15/14(g)	Baa3	$300	$317,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/22(a)	Ba3	200	203,000
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	1,460	1,500,153
6.300%	04/15/40	Baa3	680	790,495

				19,518,224

Real Estate — 0.1%
AMB Property LP,
Gtd. Notes
4.500%	08/15/17	Baa2	1,230	1,267,039
6.625%	12/01/19	Baa2	650	731,069
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	Ba3	400	419,896
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	200	212,500
11.625%	06/15/17	Ba2	150	170,250
Central China Real Estate Ltd. (Cayman Islands),
Sr. Sec’d. Notes
12.250%	10/20/15	B1	850	820,250
Country Garden Holdings Co. (Cayman Islands),
Gtd. Notes
10.500%	08/11/15	Ba3	400	398,873
Sr. Unsec’d. Notes
11.125%	02/23/18	Ba3	400	390,000
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3	500	487,500
Emaar Sukuk Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, MTN
8.500%	08/03/16	B1	650	697,125
General Shopping Finance Ltd. (Cayman Islands),
Gtd. Notes
10.000%	10/20/49	Ba3	100	101,002
Gtd. Notes, 144A
10.000%	11/29/49	Ba3	250	258,673
IRSA Inversiones y Representaciones SA (Argentina),
Sr. Unsec’d. Notes, 144A
11.500%	07/20/20	B(d)	558	583,209
KWG Property Holding Ltd. (Cayman Islands),
Gtd. Notes
12.750%	03/30/16	B1	600	579,638
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	520	581,545
6.000%	06/15/20	Baa2	315	351,228

				8,049,797

Real Estate Investment Trusts — 0.2%
American Tower REIT, Inc.,
Sr. Unsec’d. Notes
5.900%	11/01/21(a)	Baa3	710	782,647
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.900%	04/01/20	Baa1	140	154,934

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (cont’d.)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17	Baa2	$550	$577,120
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	840	895,962
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Ba1	250	257,500
Gtd. Notes, 144A
6.000%	10/01/21(a)	Ba1	250	266,875
Unsub. Notes
5.875%	06/15/19	Ba1	300	316,125
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	Baa3	270	280,539
6.625%	06/01/20	Baa3	670	753,226
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	Ba1	250	253,750
6.875%	05/01/21	Ba2	325	339,625
Omega Healthcare Investors, Inc.,
Gtd. Notes
6.750%	10/15/22(a)	Ba2	450	477,000
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	Ba1	125	132,500
Rouse Co. LP (The),
Sr. Unsec’d. Notes
6.750%	11/09/15	BB+(d)	2,425	2,549,281
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa2	220	225,717
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
8.500%	01/15/25	Ba1	475	542,356

				8,805,157

Restaurants
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	A2	1,695	1,674,318

Retail & Merchandising — 0.3%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19(a)	Caa1	725	744,031
Advance Auto Parts, Inc.,
Gtd. Notes
5.750%	05/01/20	Baa3	490	546,227
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20(a)	Ba2	275	279,125
7.000%	05/20/22(a)	Ba2	1,125	1,147,500
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18(a)	B2	386	441,005
Claire’s Stores, Inc.,
Gtd. Notes, PIK
9.625%	06/01/15	Caa3	155	132,686

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Sec’d. Notes
8.875%	03/15/19(a)	Caa3	$225	$198,000
Dineequity, Inc.,
Gtd. Notes
9.500%	10/30/18	B3	650	711,750
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21(a)	Ba3	1,175	1,060,438
9.125%	10/01/17	Ba3	50	52,250
Fiesta Restaurant Group,
Sec’d. Notes, 144A
8.875%	08/15/16	B2	300	316,500
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	04/01/21(a)	A3	2,015	2,258,140
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.125%	11/15/23	Ba1	50	52,312
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.000%	11/01/21(a)	Baa1	1,090	1,124,457
LS Finance 2017 Ltd. (Hong Kong),
Gtd. Notes
5.250%	01/26/17	Baa3	500	514,837
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	Ba3	150	165,375
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2	25	26,625
7.500%	10/01/19	Ba2	540	592,650
RadioShack Corp.,
Gtd. Notes
6.750%	05/15/19	Ba2	500	398,750
Rite Aid Corp.,
Gtd. Notes
9.500%	06/15/17(a)	Caa3	575	576,438
Gtd. Notes, 144A
9.250%	03/15/20	Caa3	625	631,250
Sr. Unsec’d. Notes
7.700%	02/15/27	Ca	275	255,750
Toys R Us Property Co. II LLC,
Sr. Sec’d. Notes
8.500%	12/01/17(a)	Ba1	275	287,031
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	Aa2	2,040	2,278,366
Wendy’s Co. (The),
Gtd. Notes
10.000%	07/15/16	B3	125	136,562
Wesfarmers Ltd. (Australia),
Gtd. Notes, 144A
2.983%	05/18/16(g)	Baa1	625	639,408
Yankee Candle Co., Inc.,
Gtd. Notes
8.500%	02/15/15	B2	75	76,876

				15,644,339

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Schools
Nord Anglia Education UK Holdings PLC (United Kingdom),
Gtd. Notes, 144A
10.250%	04/01/17	B2	$200	$203,500

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20(a)	Ba3	25	27,500
8.125%	12/15/17(a)	Ba3	275	302,500
Broadcom Corp.,
Sr. Unsec’d. Notes
2.375%	11/01/15	A2	165	171,757
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1	500	502,500
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
6.500%	05/15/19(a)	B3	450	470,812

				1,475,069

Software
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	Caa1	525	536,812
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2	175	191,625
7.875%	07/15/20	Ba2	125	138,750
Gtd. Notes, 144A
7.625%	07/15/17	Ba2	175	190,750
Lawson Software, Inc.,
Sr. Notes, 144A
9.375%	04/01/19	Caa1	300	305,439
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18	B3	225	236,250

				1,599,626

Storage
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18(a)	B2	125	117,500

Telecommunications — 0.9%
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	835	845,291
5.000%	10/16/19	A2	975	1,083,510
5.000%	03/30/20	A2	990	1,100,876
American Tower Corp.,
Sr. Unsec’d. Notes
7.250%	05/15/19	Baa3	2,179	2,516,102
AT&T, Inc.,
Sr. Unsec’d. Notes
5.550%	08/15/41(a)	A2	3,450	3,824,059
Avaya, Inc.,
Gtd. Notes, PIK
10.125%	11/01/15(a)	Caa2	1,275	1,262,250
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.750%	05/01/17	Baa3	650	708,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Cincinnati Bell, Inc.,
Gtd. Notes
7.000%	02/15/15	B1	$75	$75,750
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19(a)	B3	1,725	1,837,125
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	B3	975	957,938
10.000%	07/15/15	B3	125	131,562
Sr. Sec’d. Notes
7.750%	05/15/16	Ba2	200	211,000
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18(a)	Caa1	2,080	2,298,400
Digicel Ltd. (Bermuda),
Sr. Notes
8.250%	09/01/17	B1	180	190,350
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17(a)	B1	225	237,938
12.000%	04/01/14	B1	75	83,812
Eileme 2 AB (Sweden),
Gtd. Notes, 144A
11.625%	01/31/20(a)	B3	300	312,750
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	B2	275	276,719
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	B3	610	654,225
Sr. Sec’d. Notes
6.500%	06/15/19	Ba3	475	496,375
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17	Ba2	850	907,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	04/01/19(a)	B3	2,725	2,864,656
7.250%	10/15/20	B3	50	52,562
8.500%	11/01/19(a)	B3	625	685,938
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17(a)	Caa3	175	182,000
Gtd. Notes, PIK, 144A
11.500%	02/04/17	Caa3	700	721,000
ITC Deltacom, Inc.,
Sr. Sec’d. Notes
10.500%	04/01/16	B1	100	105,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19(a)	Caa2	325	370,500
Level 3 Financing, Inc.,
Gtd. Notes
8.750%	02/15/17	B3	100	104,500
9.375%	04/01/19(a)	B3	625	682,812
Gtd. Notes, 144A
8.625%	07/15/20(a)	B3	900	945,000
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
6.750%	05/15/19	Ba3	CHF 350	$399,357
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20(a)	B2	$425	422,344
7.875%	09/01/18(a)	B2	900	947,250
Nextel Communications, Inc.,
Gtd. Notes
7.375%	08/01/15	B1	425	410,125
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	675	659,812
8.875%	12/15/19	B2	706	739,535
10.000%	08/15/16	B2	136	154,020
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
9.750%	09/15/16	Baa2	BRL 300	170,095
OTE PLC (United Kingdom),
Gtd. Notes, MTN
4.625%	05/20/16	Baa3	EUR 650	622,874
7.250%	02/12/15	B2	EUR 300	309,887
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	NR	175	197,750
Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)	100	108,500
Qwest Communications International, Inc.,
Gtd. Notes
8.000%	10/01/15	Baa3	150	160,125
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14	Baa3	50	55,744
8.375%	05/01/16	Baa3	75	89,619
Sable International Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17	Ba2	125	130,625
8.750%	02/01/20(a)	Ba2	400	424,000
Satmex Escrow SA de CV (Mexico),
Sr. Sec’d. Notes
9.500%	05/15/17	B3	800	824,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.000%	08/15/16	B1	125	134,375
8.250%	08/15/19	B1	650	716,625
SBA Tower Trust,
Sec’d. Notes, 144A
4.254%	04/15/15(g)	A2	1,615	1,683,883
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20(a)	Ba3	650	659,750
9.000%	11/15/18	Ba3	1,025	1,124,938
Sr. Unsec’d. Notes, 144A
9.125%	03/01/17(a)	B3	1,425	1,417,875
11.500%	11/15/21	B3	300	322,500
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19(a)	Caa1	475	523,688
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
5.250%	11/15/13	Baa2	565	580,538

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
6.175%	06/18/14	Baa2	$2,195	$2,310,238
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	Baa1	1,280	1,274,057
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes
11.000%	11/01/15	Caa1	525	560,438
12.500%	11/01/17	Caa1	575	642,562
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/16	Caa1	75	65,438
UPCB Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	Ba3	EUR 175	246,236
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21(a)	Ba3	300	317,250
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22(a)	Ba3	350	361,375
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1	300	325,500
Gtd. Notes, 144A
6.875%	06/15/20	B1	400	410,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sec’d. Notes
7.748%	02/02/21	Ba3	900	888,750
Sec’d. Notes, 144A
7.748%	02/02/21	Ba3	450	444,375
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22	Ba3	350	339,500
Gtd. Notes, 144A
7.504%	03/01/22	Ba3	225	218,250
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21	Baa3	615	661,131
West Corp.,
Gtd. Notes
7.875%	01/15/19	B3	550	585,750
8.625%	10/01/18	B3	300	329,250
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17(a)	B3	725	714,125
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba3	400	377,000
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d Notes, PIK
12.250%	07/15/17	Caa1	525	467,250
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	Caa1	320	283,566
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17(a)	Ba3	1,250	1,378,125

				53,915,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/20/17	A2	$1,130	$1,124,807
4.375%	11/15/41	A2	710	690,655
Reynolds American, Inc.,
Gtd. Notes
6.750%	06/15/17	Baa3	385	458,634
7.625%	06/01/16	Baa3	595	714,122

				2,988,218

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	A3	585	610,242
5.400%	06/01/41	A3	710	771,377
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.850%	12/15/21	A3	360	358,534
DP World Sukuk Ltd. (Cayman Islands),
Unsec’d. Notes
6.250%	07/02/17	Baa3	1,030	1,084,075
Unsec’d. Notes, 144A
6.250%	07/02/17(a)	Baa3	990	1,041,975
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17	Caa3	3	2,259
Gategroup Finance Lux SA (Luxembourg),
Gtd. Notes, 144A
6.750%	03/01/19	B1	EUR 100	133,537
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16	Baa1	1,420	1,444,157
4.850%	06/01/21	Baa1	635	648,242
Georgian Railway LLC,
Sr. Unsec’d. Notes
9.875%	07/22/15	BB-(d)	400	427,060
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes
6.125%	06/15/21	Ba2	550	591,938
6.625%	12/15/20	Ba2	100	108,000
8.000%	02/01/18	Ba2	225	249,750
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes
7.000%	05/11/16	Baa3	730	812,125
Gtd. Notes, 144A
6.375%	10/06/20	Baa3	500	553,750
Maxim Crane Works LP,
Sec’d. Notes, 144A
12.250%	04/15/15	Caa1	100	95,000
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	Baa2	1,385	1,412,879

				10,344,900

Utilities — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
7.375%	07/01/21(a)	Ba3	850	939,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
AGL Capital Corp.,
Gtd. Notes
5.250%	08/15/19	Baa1	$1,110	$1,256,791
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39(g)	Baa3	755	820,791
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	757,863
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.900%	10/01/16	Baa2	460	536,227
Black Hills Corp.,
Sr. Unsec’d. Notes
6.500%	05/15/13	Baa3	125	131,194
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16(a)	Ba3	350	380,625
Consumers Energy Co.,
First Mortgage
6.000%	02/15/14	A3	541	588,944
EDF SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20(g)	Aa3	815	863,319
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	A3	750	877,624
Nevada Power Co.,
General Ref. Motgage
6.650%	04/01/36	Baa2	870	1,113,575
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38	Baa2	640	732,667
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22	Baa1	485	494,764
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37	Baa1	235	291,210
Westar Energy, Inc.,
First Mortgage
5.100%	07/15/20	Baa1	110	125,110

				9,909,954

Water
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil),
Sr. Unsec’d. Notes, 144A
6.250%	12/16/20	BB+(d)	300	318,000

TOTAL CORPORATE OBLIGATIONS (cost $663,486,395)				678,756,233

FOREIGN GOVERNMENT BONDS — 2.5%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20	Ba3	100	95,000
6.875%	04/30/40	Ba3	260	227,500
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20(g)	Aa2	650	736,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	05/15/15	Baa3	BRL 3,837	$4,698,164
10.000%	01/01/14	Baa3	BRL 7,681	4,228,968
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
12.500%	01/05/16	Baa2	BRL 3,750	2,479,526
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3	$420	451,500
City of Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
12.500%	04/06/15	B2	580	611,784
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	B1	425	437,750
9.040%	01/23/18	B1	82	89,679
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21	B1	400	412,000
Eskom Holdings Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21	Baa2	2,000	2,100,000
Grenada Government International Bond (Grenada),
Unsub. Notes
4.500%	09/15/25(g)	B-(d)	480	249,435
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.750%	02/03/15	Ba1	2,480	2,331,200
7.625%	03/29/41	Ba1	100	90,500
Ivory Coast (Cayman Islands),
Sr. Unsec’d. Notes
2.450%	12/31/32	NR	450	282,375
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	B3	1,025	1,048,062
8.000%	03/15/39	B3	291	272,085
Unsec’d. Notes
10.625%	06/20/17	B3	800	924,000
Lebanon Government International Bond (Lebanon),
Notes
8.500%	01/19/16	B(d)	200	229,400
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	Baa1	400	428,000
Sr. Unsec’d. Notes, 144A
6.625%	02/01/22	Baa1	500	553,750
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	Baa1	MXN 24,500	2,027,277
8.500%	11/18/38	Baa1	MXN 25,026	2,182,349
10.000%	11/20/36	Baa1	MXN 21,505	2,154,077
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes
5.500%	11/03/21	Baa3	300	314,250
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21	Baa3	200	209,500
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
6.750%	01/28/21	B+(d)	200	219,500
Sr. Unsec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
6.750%	01/28/21	B+(d)	$350	$383,326
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37	Ba2	200	208,500
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22	A2	200	210,804
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17	Aa1	2,125	2,109,470
Province of Ontario Canada (Canada),
Unsec’d. Notes
1.600%	09/21/16	Aa1	1,980	1,996,903
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.750%	01/20/42	Aa2	300	324,360
Sr. Unsec’d. Notes, 144A
5.750%	01/20/42	Aa2	800	864,960
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38	NR	2,400	858,000
8.280%	12/31/33	NR	2,434	1,792,791
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2	1,800	2,037,600
5.625%	01/07/41	Baa2	2,270	2,616,175
5.875%	01/15/19	Baa2	800	956,800
7.125%	01/20/37	Baa2	3,000	4,117,500
8.750%	02/04/25	Baa2	265	402,800
11.000%	08/17/40	Baa2	445	587,400
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Ba1	200	256,600
7.375%	09/18/37	Baa3	100	140,250
Republic of Congo (Congo),
Sr. Unsec’d. Notes
3.000%	06/30/29(g)	NR	166	126,350
Republic of Fiji (Fiji),
Sr. Unsec’d. Notes
9.000%	03/15/16	B1	400	398,334
Republic of Gabonese (Gabon),
Bonds
8.200%	12/12/17	BB-(d)	750	912,188
Republic of Georgia (Russia),
Bonds
6.875%	04/12/21	Ba3	400	420,000
Republic of Iceland (Iceland),
Notes
4.875%	06/16/16	Baa3	150	150,508
Notes, 144A
4.875%	06/16/16	Baa3	850	856,892
Republic of Indonesia (Indonesia),
Notes, 144A
5.250%	01/17/42	Baa3	600	629,250
Sr. Unsec’d. Notes
4.875%	05/05/21	Baa3	3,300	3,576,375
5.875%	03/13/20	Ba1	669	767,678
6.625%	02/17/37	Ba1	345	425,212
6.875%	01/17/18	Ba1	1,000	1,192,500
7.750%	01/17/38	Ba1	980	1,357,300

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
8.500%	10/12/35	Ba1	$100	$148,500
11.625%	03/04/19	Ba1	241	359,090
Republic of Iraq (Iraq),
Bonds
5.800%	01/15/28	NR	3,440	2,898,200
Republic of Lebanon (Lebanon),
Sr. Unsec’d. Notes, MTN
8.500%	08/06/15	B(d)	39	44,324
Unsub. Notes
9.000%	05/02/14	B1	347	386,038
Unsub. Notes, MTN
9.000%	03/20/17	NR	300	355,500
Republic of Lithuania (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20	Baa1	1,149	1,344,330
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa3	1,250	1,400,000
6.125%	01/18/41	Baa3	1,700	2,082,500
6.550%	03/14/37	Baa3	1,350	1,719,900
7.125%	03/30/19	Baa3	1,185	1,510,875
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	Ba2	3,075	3,786,094
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2	460	483,322
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
6.750%	11/01/24	BB(d)	1,335	1,324,657
7.250%	09/28/21	BB(d)	400	422,000
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21	BB(d)	400	421,000
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	A3	700	780,500
6.500%	06/02/14	A3	430	476,225
Republic of Turkey (Turkey),
Bonds
10.500%	01/15/20	NR	TRY 2,050	1,220,936
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2	1,750	1,826,125
6.250%	09/26/22	Ba2	2,550	2,741,250
6.750%	04/03/18	Ba2	500	560,625
6.750%	05/30/40	Ba2	1,350	1,471,500
6.875%	03/17/36	Ba2	600	666,000
7.000%	03/11/19	Ba2	500	571,250
7.000%	06/05/20	Ba2	2,000	2,280,000
7.250%	03/15/15	Ba2	100	111,000
7.375%	02/05/25	Ba2	100	117,250
7.500%	11/07/19	Ba2	3,400	3,986,500
8.000%	02/14/34	Ba2	1,440	1,800,000
Unsec’d. Notes
5.125%	03/25/22	Ba2	2,100	2,084,250
6.000%	01/14/41	Ba2	625	615,625
Republic of Vietnam (Vietnam),
Bonds
6.750%	01/29/20	B1	2,000	2,185,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Federation (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		$14,646	$17,520,158
Sr. Unsec’d. Notes, 144A
7.850%	03/10/18	Baa1	RUB	10,000	355,654
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
5.000%	04/29/20	Baa1		2,600	2,771,210
Turkey Government Bond (Turkey),
Bonds
11.000%	08/06/14	NR	TRY	750	436,164
Ukraine Government International Bond (Ukraine),
Bonds
7.750%	09/23/20	B2		950	812,250
Sr. Unsec’d. Notes
6.580%	11/21/16	B2		1,165	1,007,725
6.750%	11/14/17	B2		565	494,375
6.875%	09/23/15	B2		949	876,639
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	B2		400	348,000
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		150	153,375
5.750%	10/12/10	Baa1		176	180,840
6.050%	01/11/40	Baa1		500	602,500
Sr. Unsec’d. Notes, MTN
5.950%	03/19/19	Baa1		3,030	3,632,970
6.375%	01/16/13	Baa1		205	213,405
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.000%	03/31/38	B2		1,100	781,000
7.650%	04/21/25	B2		2,040	1,540,200
8.250%	10/13/24	B2		800	638,000
9.250%	05/07/28	B2		2,382	1,976,894
11.950%	08/05/31	B2		5,724	5,637,648
12.750%	08/23/22	B2		2,635	2,766,750
Wakala Global Sukuk Bhd (Malaysia),
Bonds
4.646%	07/06/21	A3		500	540,910

TOTAL FOREIGN GOVERNMENT BONDS (cost $141,843,042)					146,227,615

MUNICIPAL BONDS — 0.5%
Arizona
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1		1,365	1,519,518

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		510	656,554
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		1,065	1,337,161
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1		1,230	1,560,316
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2		275	350,001

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)

				$3,904,032

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2	$770	846,600

District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1	770	901,123
5.591%	12/01/34	Aa1	120	144,245

				1,045,368

Florida
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1	1,520	1,845,934

Illinois
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	480	586,512
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	695	834,431
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	300	360,399

				1,781,342

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	132,268

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,373,278
5.888%	07/01/43	Aa3	1,715	2,132,397

				3,505,675

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	840	896,137

New York — 0.1%
City of New York,
General Obligation Unlimited
6.271%	12/01/37	Aa2	645	802,954
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	90,708
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	315	384,612
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	55	56,432
New York City Municipal Water Finance Authority & Sewer Systems,

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Revenue Bonds
5.952%	06/15/42	Aa2	$265	$342,939
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	1,205	1,409,669
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	780	864,965

				3,952,279

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	72,658

Texas — 0.1%
City of Houston TX,
General Obligation Ltd.
6.290%	03/01/32	Aa2	1,080	1,283,137
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	1,315	1,534,658

				2,817,795

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,560	1,996,831

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	1,130	1,301,816
6.200%	09/01/39	Aaa	750	1,017,038
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	120	140,678
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	1,015	1,168,133
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	Aa1	1,755	1,791,908

				5,419,573

TOTAL MUNICIPAL BONDS (cost $27,163,013)				29,736,010

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.926%(c)	02/25/34	BB(d)	55	49,520
Series 2004-D, Class 2A2
2.881%(c)	05/25/34	BBB+(d)	29	26,485
Series 2004-H, Class 2A2
2.758%(c)	09/25/34	Ba2	41	37,969
Series 2004-I, Class 3A2
2.755%(c)	10/25/34	A1	22	21,691
Series 2005-J, Class 2A1
2.755%(c)	11/25/35	Caa2	229	180,144

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-J, Class 3A1
5.238%(c)	11/25/35	Caa1	$69	$64,583
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 12A1, 144A
3.244%(c)	03/27/36(g)	AAA(d)	118	117,756
Series 2010-1R, Class 42A1, 144A
5.000%(c)	10/27/36(g)	AAA(d)	137	139,707
Fannie Mae,
Series 319, Class 2, IO
6.500%	02/01/32(g)	Aaa	18	3,363
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.965%	10/18/54(g)	Aaa	585	587,507
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37(g)	Aaa	2,424	341,380
Series 2011-41, Class AI, IO
4.500%	12/20/39(g)	Aaa	2,711	445,668
Series 2011-88, Class EI, IO
4.500%	11/20/39(g)	Aaa	480	79,470
Holmes Master Issuer PLC (United Kingdom),
Series 2011-3A, Class A2, 144A
2.117%	10/21/54(g)	Aaa	580	582,465
Series 2012-1A, Class A2, 144A
2.165%	10/15/54(g)	Aaa	1,365	1,370,977
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.807%(c)	07/25/35	Ba3	715	678,047
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	Aaa	138	141,072
Silverstone Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A, 144A
2.111%	01/21/55(g)	Aaa	1,210	1,204,749
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
4.837%(c)	09/25/35	BB(d)	155	145,650
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.848%(c)	01/25/34	AAA(d)	47	45,839
Series 2005-AR2, Class 2A2
2.617%(c)	03/25/35	B2	44	41,775

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,334,945)				6,305,817

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Mortgage Corp.
2.475%(c)	07/01/35		27	28,520
2.508%(c)	02/01/35		123	131,753
2.535%(c)	09/01/32		3	3,000
3.500%	02/01/42		3,828	3,926,426
4.000%	09/01/40-10/01/41		11,944	12,532,076
4.500%	04/01/19-09/01/40		18,123	19,235,478
4.983%(c)	11/01/35		40	42,024
5.000%	10/01/18-08/01/40		13,228	14,313,525
5.057%(c)	03/01/36		79	84,438

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.133%(c)	02/01/37		$64		$68,991
5.299%(c)	02/01/37		268		284,413
5.358%(c)	02/01/37		227		243,518
5.369%(c)	04/01/37		553		583,307
5.424%(c)	01/01/36		22		24,022
5.500%	12/01/18-01/01/40		4,108		4,469,775
5.706%(c)	02/01/37		91		97,100
5.932%(c)	12/01/36		20		21,518
5.973%(c)	10/01/36		68		73,229
6.000%	10/01/32-08/01/38		443		488,651
6.011%(c)	01/01/37		32		34,272
6.051%(c)	11/01/36		61		65,963
6.094%(c)	10/01/36		94		101,962
6.269%(c)	08/01/36		88		95,396
6.500%	08/01/36		171		191,588
7.000%	11/01/30-06/01/32		7		8,091
Federal National Mortgage Assoc.
2.343%(c)	07/01/35		58		61,794
2.417%(c)	11/01/35		74		79,390
2.490%(c)	08/01/36		79		84,299
2.500%	05/15/14	(a)	3,000		3,134,130
2.943%(c)	12/01/36		70		74,628
3.000%	02/01/27-04/01/27		10,116		10,495,849
3.500%	11/01/25-12/01/41		14,964		15,592,455
4.000%	01/01/26-02/01/42		72,458		76,252,260
4.500%	05/01/19-01/01/42		98,103		104,557,767
4.744%(c)	01/01/37		122		130,312
4.875%	12/15/16	(a)	4,725		5,543,138
5.000%	03/01/18-09/01/41		75,161		81,451,006
5.249%(c)	12/01/35		43		45,479
5.298%(c)	12/01/35		15		16,114
5.446%(c)	12/01/35		64		67,985
5.490%(c)	09/01/37		61		65,243
5.500%	01/01/17-05/01/40		66,942		73,308,467
5.733%(c)	08/01/37		105		111,926
5.780%(c)	11/01/37		285		305,847
5.988%(c)	09/01/36		49		52,889
6.000%	04/01/21-02/01/40		53,130		58,689,396
6.500%	07/01/32-06/01/39		9,388		10,546,449
7.000%	01/01/31-04/01/37		34		39,414
Government National Mortgage Assoc.
3.500%	11/20/41-03/20/42		12,674		13,229,612
4.500%	11/20/40		1,581		1,725,005
5.000%	07/15/33-03/20/34		61		67,339
5.500%	10/20/32-11/15/34		187		209,078
6.000%	01/20/33		5		5,343
6.500%	09/20/32-12/20/33		24		27,691
7.000%	12/15/13		8		9,218
8.000%	12/15/16-07/15/23		9		10,671
8.500%	06/15/16-10/15/26		24		27,562
9.500%	03/15/19-01/15/20		1		1,781
12.000%	09/15/13		—(r	)	17

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $507,456,217)					513,168,590

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds
4.625%	02/15/40	$28,715	$35,862,336
5.375%	02/15/31	6,000	8,070,000
6.750%	08/15/26	14,050	20,745,696
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13	10,094	13,107,599
U.S. Treasury Notes
0.875%	02/28/17(a)	17,130	17,009,559
1.750%	08/15/12	107,000	107,635,366
2.125%	08/15/21	3,830	3,827,308
2.625%	08/15/20	2,510	2,646,285
2.625%	04/30/16(k)	32,245	34,572,702
3.125%	09/30/13	36,220	37,746,601

TOTAL U.S. TREASURY OBLIGATIONS (cost $283,712,378)			281,223,452

TOTAL LONG-TERM INVESTMENTS (cost $5,108,745,459)			5,536,984,466

		Shares
SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $679,924,793; includes $382,881,508 of cash collateral for securities on loan)(b)(w)		679,924,793	679,924,793

TOTAL INVESTMENTS — 107.2% (cost $5,788,670,252)			6,216,909,259
Liabilities in excess of other assets(x) — (7.2)%			(414,866,959)

NET ASSETS — 100.0%			$5,802,042,300

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certified Van Aandelen (Bearer)
CVT	Convertible Security
iBoxx	Bond Market Indices
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
USA	United States of America
XTSE	Toronto Stock Exchange
AUD	Australian Dollar

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $373,414,807; cash collateral of

$382,881,508 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation(1)
Short Position:
192	10 Year U.S. Treasury Notes.	Jun. 2012	$25,034,812	$24,861,000	$173,812

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/04/12	RBC Dominion Securities	AUD	384	$396,824	$397,746	$922
Brazilian Real,
Expiring 05/16/12	Citigroup Global Markets	BRL	3,502	1,900,000	1,898,790	(1,210)
British Pound,
Expiring 04/10/12	Bank of New York Mellon	GBP	4	6,327	6,397	70
Expiring 04/10/12	Bank of New York Mellon	GBP	2	3,148	3,199	51
Expiring 04/10/12	Bank of New York Mellon	GBP	2	3,138	3,199	61
Expiring 04/10/12	Bank of New York Mellon	GBP	1	1,594	1,600	6
Chilean Peso,
Expiring 05/16/12	Credit Suisse First Boston Corp.	CLP	569,507	1,174,000	1,158,713	(15,287)
Chinese Yuan,
Expiring 06/25/12	Standard Chartered PLC	CNY	16,680	2,610,000	2,645,055	35,055
Indonesia Rupiah,
Expiring 04/20/12	Standard Chartered PLC	IDR	3,814,260	421,000	416,268	(4,732)
Mexican Peso,
Expiring 05/16/12	Citigroup Global Markets	MXN	12,080	941,285	939,855	(1,430)
Polish Zloty,
Expiring 05/16/12	Goldman Sachs & Co.	PLN	5,805	1,812,804	1,857,601	44,797
Russian Ruble,
Expiring 05/16/12	Barclays Capital Group	RUB	20,866	698,511	706,619	8,108
Turkish Lira,
Expiring 05/16/12	Barclays Capital Group	TRY	650	360,434	360,697	263

				$10,329,065	$10,395,739	$66,674

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/16/12	UBS Securities	BRL	16,078	$9,151,000	$8,717,483	$433,517
British Pound,
Expiring 04/10/12	Bank of New York Mellon	GBP	3	4,699	4,798	(99)
Expiring 04/10/12	Bank of New York Mellon	GBP	3	4,782	4,799	(17)
Expiring 04/10/12	Bank of New York Mellon	GBP	3	4,596	4,798	(202)
Expiring 04/10/12	Bank of New York Mellon	GBP	2	3,137	3,198	(61)
Expiring 04/10/12	UBS Securities	GBP	98	153,170	156,740	(3,570)
Chinese Yuan,
Expiring 06/25/12	Morgan Stanley	CNY	10,384	1,640,000	1,646,683	(6,683)
Euro,
Expiring 05/16/12	Bank of New York Mellon	EUR	81	107,216	107,910	(694)
Expiring 05/16/12	Barclays Capital Group	EUR	450	594,403	600,302	(5,899)
Expiring 05/16/12	Citigroup Global Markets	EUR	162	215,831	215,872	(41)
Expiring 05/16/12	State Street Bank	EUR	451	593,426	601,061	(7,635)
Expiring 06/08/12	Bank of New York Mellon	EUR	23	30,089	30,576	(487)
Expiring 06/08/12	Barclays Capital Group	EUR	161	213,014	214,805	(1,791)
Expiring 06/08/12	Barclays Capital Group	EUR	3,333	4,372,196	4,446,863	(74,667)
Expiring 06/08/12	State Street Bank	EUR	132	176,361	176,426	(65)
Mexican Peso,
Expiring 05/16/12	Bank of New York Mellon	MXN	8,533	662,687	663,939	(1,252)
Swiss Franc,
Expiring 05/10/12	Bank of New York Mellon	CHF	350	384,311	387,923	(3,612)
Expiring 05/10/12	Bank of New York Mellon	CHF	8	8,839	8,867	(28)
Expiring 05/10/12	Bank of New York Mellon	CHF	7	7,752	7,758	(6)

				$18,327,509	$18,000,801	$326,708

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,757,183,670	$417,870	$1,058,956
Exchange Traded Fund	5,427,256	—	—
Preferred Stocks	11,071,395	—	—
Asset-Backed Securities	—	39,204,980	—
Commercial Mortgage-Backed Securities	—	67,202,622	—
Corporate Obligations	—	678,702,233	54,000
Foreign Government Bonds	—	146,227,615	—
Municipal Bonds	—	29,736,010	—
Residential Mortgage-Backed Securities	—	6,305,817	—
U.S. Government Agency Obligations	—	513,168,590	—
U.S. Treasury Obligations	—	281,223,452	—
Affiliated Money Market Mutual Fund	679,924,793	—	—
Other Financial Instruments*
Futures Contracts	173,812	—	—
Foreign Forward Currency Contracts	—	393,382	—

Total	$4,453,780,926	$1,762,582,571	$1,112,956

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 94.0%
Advertising — 0.3%
WPP PLC (United Kingdom)	431,261	$5,894,314

Aerospace & Defense — 1.3%
Boeing Co. (The)	217,600	16,182,912
Lockheed Martin Corp.(a)	114,800	10,315,928

		26,498,840

Agriculture — 0.8%
Archer-Daniels-Midland Co.	488,100	15,453,246

Airlines — 0.4%
United Continental Holdings, Inc.*(a)	347,700	7,475,550

Automobile Manufacturers — 0.3%
General Motors Co.*(a)	214,100	5,491,665

Banks — 7.9%
Bank of New York Mellon Corp. (The)	493,600	11,910,568
Capital One Financial Corp.(a)	238,800	13,310,712
Morgan Stanley	323,500	6,353,540
Northern Trust Corp.	365,700	17,352,465
PNC Financial Services Group, Inc.	267,800	17,270,422
Regions Financial Corp.	954,400	6,289,496
SunTrust Banks, Inc.	611,500	14,779,955
U.S. Bancorp	1,010,800	32,022,144
Wells Fargo & Co.	1,099,700	37,543,758

		156,833,060

Beverages — 1.3%
Beam, Inc.	31,700	1,856,669
Molson Coors Brewing Co. (Class B Stock)	162,600	7,357,650
PepsiCo, Inc.	243,500	16,156,225

		25,370,544

Biotechnology — 0.7%
Amgen, Inc.	220,100	14,964,599

Building Materials — 0.7%
Fortune Brands Home & Security, Inc.*(a)	94,600	2,087,822
Masco Corp.(a)	578,800	7,738,556
USG Corp.*(a)	247,100	4,250,120

		14,076,498

Chemicals — 1.9%
E.I. du Pont de Nemours & Co.	193,700	10,246,730
International Flavors & Fragrances, Inc.	142,400	8,344,640
Monsanto Co.	245,300	19,565,128

		38,156,498

Coal — 0.7%
CONSOL Energy, Inc.	429,600	14,649,360

Commercial Services — 0.2%
H&R Block, Inc.	216,100	3,559,167

Computer Hardware — 0.7%
Hewlett-Packard Co.	612,400	14,593,492

Computer Services & Software — 0.7%
Computer Sciences Corp.	499,800	14,964,012

Cosmetics/Personal Care — 0.7%
Avon Products, Inc.	721,600	13,970,176

Distribution/Wholesale — 0.5%
Genuine Parts Co.	159,000	9,977,250

Diversified Financial Services — 3.3%
American Express Co.	689,200	39,877,112

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
NYSE Euronext.	292,400	$8,774,924
Och-Ziff Capital Management Group LLC (Class A Stock)	303,100	2,812,768
SLM Corp.	888,800	14,007,488

		65,472,292

Diversified Machinery — 0.3%
Xylem, Inc.	230,400	6,393,600

Diversified Manufacturing — 4.2%
3M Co.	302,700	27,003,867
Cooper Industries PLC (Ireland)	288,000	18,417,600
Illinois Tool Works, Inc.	411,800	23,522,016
Ingersoll-Rand PLC (Ireland)(a)	260,100	10,755,135
ITT Corp.	137,300	3,149,662

		82,848,280

Electric — 5.3%
Duke Energy Corp.(a)	533,600	11,210,936
Entergy Corp.	306,900	20,623,680
Exelon Corp.	479,400	18,797,274
FirstEnergy Corp.	183,700	8,374,883
Pinnacle West Capital Corp.	198,700	9,517,730
PPL Corp.	217,800	6,155,028
Progress Energy, Inc.	267,300	14,196,303
TECO Energy, Inc.	237,800	4,173,390
Xcel Energy, Inc.	494,700	13,094,709

		106,143,933

Electronic Components & Equipment — 4.6%
Emerson Electric Co.	318,000	16,593,240
General Electric Co.	2,575,600	51,692,292
Honeywell International, Inc.	364,600	22,258,830

		90,544,362

Electronic Equipment & Instruments — 1.0%
Thermo Fisher Scientific, Inc.	350,900	19,783,742

Entertainment — 0.3%
Madison Square Garden Co. (The) (Class A Stock)*	181,700	6,214,140
Financial – Bank & Trust — 1.0%
Bank of America Corp.	2,007,600	19,212,732
Financial Services — 3.4%
JPMorgan Chase & Co.	1,176,300	54,086,274
Legg Mason, Inc.	479,300	13,386,849

		67,473,123

Food — 1.9%
Campbell Soup Co.(a)	481,800	16,308,930
ConAgra Foods, Inc.	455,900	11,971,934
Hershey Co. (The)	20,000	1,226,600
McCormick & Co., Inc.(a)	150,800	8,208,044

		37,715,508

Gas — 1.0%
NiSource, Inc.(a)	826,600	20,127,710

Healthcare Products — 1.3%
Johnson & Johnson	382,500	25,229,700

Healthcare Services — 0.6%
Quest Diagnostics, Inc.	185,700	11,355,555

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Home Furnishings — 1.1%
Whirlpool Corp.(a)	275,800	$21,197,988

Household Products/ Wares — 2.4%
Avery Dennison Corp.(a)	238,600	7,189,018
Clorox Co. (The)	263,300	18,101,875
Kimberly-Clark Corp.	292,700	21,627,603

		46,918,496

Insurance — 3.9%
Allstate Corp. (The)	645,500	21,249,860
Chubb Corp. (The)	119,200	8,237,912
Lincoln National Corp.	405,200	10,681,072
Loews Corp.	155,200	6,187,824
Marsh & McLennan Cos., Inc.	629,300	20,634,747
Sun Life Financial, Inc. (Canada)	322,300	7,635,287
XL Group PLC (Ireland)	114,000	2,472,660

		77,099,362

Iron/Steel — 1.0%
Nucor Corp.	469,500	20,165,025

Leisure — 1.0%
Carnival Corp. (Panama)(a)	263,900	8,465,912
Harley-Davidson, Inc.	225,900	11,087,172

		19,553,084

Lodging — 0.5%
Marriott International, Inc. (Class A Stock)	244,200	9,242,970

Media — 4.6%
Cablevision Systems Corp. (Class A Stock)(a)	498,000	7,310,640
Comcast Corp. (Class A Stock)	439,600	13,192,396
McGraw-Hill Cos., Inc. (The)	347,200	16,828,784
New York Times Co. (The) (Class A Stock)*	552,100	3,748,759
Time Warner, Inc.(a)	706,100	26,655,275
Walt Disney Co. (The)	549,500	24,057,110

		91,792,964

Metals & Mining — 0.4%
Vulcan Materials Co.	185,700	7,934,961

Oil & Gas — 10.8%
Anadarko Petroleum Corp.	262,600	20,572,084
BP PLC (United Kingdom), ADR	281,700	12,676,500
Chevron Corp.	484,300	51,936,332
ConocoPhillips(a)	135,300	10,284,153
Diamond Offshore Drilling, Inc.(a)	232,200	15,499,350
Exxon Mobil Corp.	500,700	43,425,711
Murphy Oil Corp.	380,800	21,427,616
Petroleo Brasileiro SA (Brazil), ADR	199,300	5,293,408
Royal Dutch Shell PLC (United Kingdom), ADR	480,400	33,690,452

		214,805,606

Oil & Gas Services — 0.8%
Schlumberger Ltd. (Netherlands)	229,700	16,062,921

Paper & Forest Products — 1.8%
International Paper Co.	725,700	25,472,070
MeadWestvaco Corp.	323,500	10,219,365

		35,691,435

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	494,700	16,696,125
Merck & Co., Inc.	547,000	21,004,800

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	1,014,400	$22,986,304

		60,687,229

Pipelines — 0.5%
Spectra Energy Corp.	298,000	9,401,900

Real Estate Investment Trust — 0.5%
Weyerhaeuser Co.(a)	438,200	9,605,344

Retail — 2.4%
Home Depot, Inc. (The)(a)	132,300	6,656,013
Kohl’s Corp.	274,800	13,748,244
Macy’s, Inc.	313,600	12,459,328
Staples, Inc.	833,100	13,479,558
Tiffany & Co.	20,000	1,382,600

		47,725,743

Semiconductors — 1.9%
Analog Devices, Inc.	348,100	14,063,240
Applied Materials, Inc.	955,100	11,881,444
First Solar, Inc.*(a)	142,500	3,569,625
Texas Instruments, Inc.	230,600	7,750,466

		37,264,775

Software — 1.5%
Microsoft Corp.	899,600	29,012,100

Telecommunications — 6.2%
AT&T, Inc.	1,078,800	33,690,924
CenturyLink, Inc.	293,300	11,336,045
Cisco Systems, Inc.	793,500	16,782,525
Corning, Inc.	650,200	9,154,816
Harris Corp.(a)	436,700	19,686,436
Nokia OYJ (Finland), ADR(a)	681,000	3,738,690
Telefonica SA (Spain)	400,685	6,565,059
Verizon Communications, Inc.(a)	407,000	15,559,610
Vodafone Group PLC (United Kingdom)	2,508,508	6,909,230

		123,423,335

Toys/Games/Hobbies — 1.3%
Hasbro, Inc.(a)	191,000	7,013,520
Mattel, Inc.	545,000	18,344,700

		25,358,220

Transportation — 1.0%
United Parcel Service, Inc. (Class B Stock)(a)	248,000	20,018,560

TOTAL COMMON STOCKS (cost $1,794,727,502)		1,863,404,966

PREFERRED STOCK — 0.6%
Automobile Manufacturers
General Motors Co., Series B, 4.750%(a) (cost $11,616,503)	271,850	11,376,922

TOTAL LONG-TERM INVESTMENTS (cost $1,806,344,005)		1,874,781,888

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 16.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $322,116,468; includes $215,118,833 of cash collateral for securities on loan)(b)(w)	322,116,468	$322,116,468

TOTAL INVESTMENTS — 110.8% (cost $2,128,460,473)		2,196,898,356
Liabilities in excess of other assets — (10.8)%		(214,484,807)

NET ASSETS — 100.0%		$1,982,413,549

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $209,958,635; cash collateral of $215,118,833 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,863,404,966	$—	$—
Preferred Stock	11,376,922	—	—
Affiliated Money Market Mutual Fund	322,116,468	—	—

Total	$2,196,898,356	$—	$—

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.0%
ASSET-BACKED SECURITIES — 1.2%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16(g)	Aaa	$405	$421,431
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15	Aaa	245	248,528
Series 2011-2, Class A3
1.610%	10/08/15	Aaa	255	257,132
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, 144A
2.390%	06/17/19(g)	AAA(d)	280	290,062
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	18	12,156
Series 2003-1, Class 1A6
4.458%	03/25/14	Ba1	95	93,750
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A
1.942%(c)	07/15/15(g)	AAA(d)	474	476,017
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.847%(c)	01/25/34	Caa3	59	37,223
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42(g)	Baa1	650	665,699
Ford Credit Auto Lease Trust,
Series 2012-A, Class A4
1.030%	04/15/15	Aaa	100	99,933
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A
4.990%	02/15/17(g)	Aa3	190	204,054
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	Aaa	215	213,463
GE Dealer Floorplan Master Note Trust,
Series 2011-1, Class A
0.842%(c)	07/20/16	Aaa	365	366,339
Huntington Auto Trust,
Series 2011-1A, Class C, 144A
2.530%	03/15/17(g)	A2	170	172,466
Series 2012-1, Class A4
1.180%	06/15/17	Aaa	270	270,755
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A
5.737%	04/20/28(g)	Aaa	133	136,829
Series 2006-2A, Class A, 144A
5.362%	10/20/28(g)	Aaa	35	34,938
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.992%(c)	09/25/35	Baa1	36	34,675
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A
4.170%	10/20/14(g)	Aa2	330	338,961
Nordstrom Private Label Credit Card Master Note Trust,
Series 2011-1A, Class A, 144A
2.280%	11/15/19(g)	Aaa	405	411,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
SMART Trust (Australia),
Series 2011-1USA, Class A3A, 144A
1.770%	10/14/14(g)	Aaa	$215	$216,509
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15(g)	Aaa	135	135,893
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.960%	04/15/19	AAA(d)	195	210,474

TOTAL ASSET-BACKED SECURITIES
(cost $5,258,992)				5,348,687

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37(g)	Baa2	260	272,746
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	162	162,028
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-5, Class A4
5.492%	02/10/51	A+(d)	360	405,877
Series 2008-1, Class A4
6.200%(c)	02/10/51	Aaa	355	413,988
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	655	661,428
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	395	433,824
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	354	370,963
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	459	483,945
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.810%(c)	12/10/49	Aaa	700	803,281
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%	08/10/44	Aaa	315	336,728
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	579	605,866
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	455	504,540
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	560	613,357
Series 2007-C1, Class A4
5.716%	02/15/51	Aaa	505	558,608
Series 2011-C3, Class B, 144A
5.013%(c)	02/15/46(g)	AA(d)	110	115,251
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	298	334,000
Series 2007-C2, Class A3
5.430%	02/15/40	Aaa(d)	360	398,059
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.279%(c)	01/11/43	A+(d)	608	716,504

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	$436	$486,384
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A
5.174%(c)	02/15/44(g)	Aa2	235	247,355

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,341,098)				8,924,732

CORPORATE OBLIGATIONS — 13.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	Baa3	90	88,129
10.000%	07/15/17	Baa3	405	463,725
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/20	Baa1	390	419,638
6.250%	07/15/19	Baa1	80	93,366

				1,064,858

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	400	433,000
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20	Baa3	275	283,954

				716,954

Airlines — 0.2%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	Baa2	137	155,993
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22(a)	Baa2	64	66,537
Continental Airlines 2012-1 Class A Pass Through Trusts,
Pass-Through Certificates
4.150%	10/11/25	Baa2	55	54,106
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15(g)	Ba2	225	225,844
Delta Air Lines 2009-1, Class A Pass-Through Trust,
Series 29-1, Pass-Through Certificates
7.750%	06/17/21	Baa2	66	75,004
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Series 21-2, Pass-Through Certificates
4.950%	11/23/20(a)	Baa2	57	60,482
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Series 211-1, Pass-Through Certificates
5.300%	10/15/20	Baa2	40	42,650
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	190	206,738

				887,354

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Beverages — 0.1%
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
3.200%	11/15/21	Baa1		$90	$89,130
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17(g)	Baa1		200	202,509

					291,639

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16	Baa1		140	143,867
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.050%	12/01/16	Baa1		70	73,246
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16	Ba1		340	353,156

					570,269

Building Materials
Cemex Finance LLC,
Sr. Sec’d. Notes
9.500%	12/14/16	B-(d)		100	99,900

Business Services
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.750%	06/14/13	Baa3	EUR	150	204,797

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	Baa3		400	410,221
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.000%	12/08/16	Baa1		245	254,749

					664,970

Commercial Services
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	Ba1		115	122,782

Computer Services & Software — 0.3%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19(g)	B1		325	331,094
8.875%	08/15/20(g)	B1		75	81,281
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2		85	86,857
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	A2		305	313,297
4.050%	09/15/22(a)	A3		215	214,125
4.650%	12/09/21	A2		75	78,460
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17	Aa3		155	153,757

					1,258,871

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric — 0.3%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2	$160	$167,304
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	255	313,921
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	155	167,667
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	165	165,680
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1	125	125,312
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20(a)	Ba2	325	352,704
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.550%	12/01/41(g)	Baa1	130	117,413

				1,410,001

Electronic Components & Equipment
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/20	Baa2	75	83,376

Entertainment & Leisure — 0.3%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	75	78,656
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2	310	323,072
MGM Resorts International,
Sr. Sec’d. Notes
9.000%	03/15/20	Ba2	200	222,500
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	150	163,875
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	B3	400	438,000

				1,226,103

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
5.700%	05/15/41	Baa3	305	348,163

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	75	81,817
4.750%	05/05/21	Baa1	250	268,733
9.250%	08/06/19	Baa1	140	188,262
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	Baa2	85	88,706

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Farming & Agriculture (cont’d.)
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2		$170	$189,592

					817,110

Financial – Bank & Trust — 1.1%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	Baa1		335	349,248
6.500%	08/01/16	Baa1		400	439,794
Sr. Unsec’d. Notes, MTN
4.625%	08/07/17	Baa1	EUR	200	271,996
5.500%	12/04/19	Baa1	GBP	80	131,113
7.000%	06/15/16	Baa1	EUR	150	224,698
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.125%	07/15/14	Baa1		225	226,282
2.150%	03/23/15	Baa1		140	140,216
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12	A3		80	82,004
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22	Baa1		115	112,366
3.625%	01/25/16	Baa1		75	78,989
Sub. Notes
8.250%	03/01/38	Baa2		190	252,216
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/15	B1		375	412,500
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	204,000
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1		130	137,412
5.100%	03/24/21	Baa1		80	88,176
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17	Baa1		195	217,621
Gtd. Notes
3.300%	03/08/22	A3		485	479,805
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3		65	68,088
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	Baa1		145	149,828
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2		225	231,089
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	A2		135	132,903
4.600%	04/01/21(a)	A2		505	541,572

					4,971,916

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services — 2.7%
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	B1		$275	$305,937
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	07/16/13	A1	EUR	100	141,601
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3		185	225,365
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.000%	08/02/19	A3	EUR	120	167,700
5.375%	08/09/20	A3		175	187,965
6.125%	05/15/18	A3		190	212,987
6.500%	08/19/13	A3		155	163,978
Sr. Unsec’d. Notes, MTN
3.500%	08/05/15	A3	EUR	270	366,478
6.250%	09/02/19	A3	GBP	70	123,681
Sub. Notes
4.750%(c)	02/10/19	Baa1	EUR	70	84,257
Sub. Notes, MTN
4.750%(c)	05/31/17	Baa1	EUR	100	115,646
Unsec’d. Notes
8.500%	05/22/19	A3		265	326,713
CNH Capital LLC,
Gtd. Notes, 144A
6.250%	11/01/16(g)	Ba2		150	160,875
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40(g)	A2		283	314,534
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16	B2		400	409,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14(g)	Baa1		90	90,578
5.250%	10/01/20(g)	Baa1		125	135,519
Sr. Notes, 144A
4.500%	08/16/21(g)	Baa1		65	66,656
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.100%	01/07/14	Aa2		1,370	1,398,414
Sub. Notes
5.300%	02/11/21(a)	Aa3		235	254,513
Goldman Sachs Capital I,
Ltd. Gtd. Notes
6.345%	02/15/34	A3		205	191,292
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A1		70	69,136
Sr. Unsec’d. Notes
3.625%	02/07/16	A1		70	69,980
5.125%	10/16/14	Aa3	EUR	50	70,270
5.750%	01/24/22	A1		205	210,892
6.150%	04/01/18	A1		235	253,478
7.500%	02/15/19	A1		130	148,530
Sr. Unsec’d. Notes, MTN
4.500%	01/30/17	A1	EUR	350	474,484
6.375%	05/02/18	A1	EUR	60	86,868

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
4.347%	06/15/41(g)	A2		$70	$71,905
Hexion US Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/20(g)	Ba3		200	204,500
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa2		215	212,312
5.875%	06/08/14(a)	Baa2		126	131,250
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22	Aa3		95	98,832
6.300%	04/23/19	Aa3		795	918,634
Sr. Unsec’d. Notes, MTN
5.250%	01/14/15	Aa3	EUR	200	291,487
Sub. Notes, MTN
4.375%(c)	11/12/19	A1	EUR	150	192,054
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.450%	01/15/87	A2		195	195,000
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.000%	11/01/39	A2		110	111,485
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	A2		115	112,324
4.000%	07/24/15	A2		320	318,457
4.200%	11/20/14	A2		480	483,808
Sr. Unsec’d. Notes, MTN
5.000%	05/02/19	A2	EUR	200	268,659
5.125%	11/30/15	A2	GBP	150	245,067
5.500%	10/02/17	A2	EUR	200	276,539
6.000%	04/28/15	A2		200	209,336
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	217,011
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16	Baa2		50	51,641
SLM Corp.,
Sr. Notes, MTN
6.250%	01/25/16	Ba1		110	114,400
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18	Ba1		130	144,950
Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1		285	293,550
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	12/07/17	Aa3	GBP	25	43,177

					12,033,705

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes, MTN
6.500%	03/14/17	Baa3	GBP	100	183,396
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3		175	174,125

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Kraft Foods, Inc.,
Gtd. Notes, MTN
7.250%	07/18/18	Baa2	GBP	70	$137,783
Sr. Unsec’d. Notes
6.250%	03/20/15	Baa2	EUR	100	150,497
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40(a)	Baa2		$115	123,134
Safeway, Inc.,
Sr. Unsec’d. Notes
3.400%	12/01/16	Baa2		140	145,180

					914,115

Healthcare Services — 0.4%
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3		175	179,375
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3		53	54,921
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3		400	426,000
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	B3		400	348,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.250%	11/01/18(g)	B1		250	258,125
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	A3		75	79,223
4.625%	11/15/41	A3		140	140,038
4.700%	02/15/21(a)	A3		80	89,733
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20	Baa1		30	32,472

					1,608,387

Holding Companies – Diversified — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
8.750%	10/15/16(g)	Ba3		350	370,125

Hotels, Restaurants & Leisure
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	Baa2		140	137,693

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/17	A3		40	40,452
American International Group, Inc.,
Bonds
6.797%	11/15/17	Baa1	EUR	100	145,041
Sr. Unsec’d. Notes
3.800%	03/22/17	Baa1		180	182,260
4.250%	09/15/14	Baa1		185	190,865
Sr. Unsec’d. Notes, MTN
5.450%	05/18/17	Baa1		50	53,752

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
5.850%	01/16/18	Baa1		$90	$97,876
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21	Aa2		205	221,388
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22	Aa2		95	95,884
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		155	166,159
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2		140	147,789
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21(a)	A3		180	197,439
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa3	EUR	150	217,585
Principal Financial Group, Inc.,
Gtd. Notes
6.050%	10/15/36	A3		175	189,285
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa3		115	122,550
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	Baa1		170	176,727
5.625%	03/15/17	Baa1		45	48,625
6.450%	11/15/19	Baa1		95	106,643
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A
0.853%(c)	10/06/13(g)	A1		285	281,991
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		60	63,501

					2,745,812

Machinery & Equipment
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2		150	175,982

Manufacturing — 0.1%
GE Capital Trust IV,
Ltd. Gtd. Notes
4.625%(c)	09/15/66	Aa3	EUR	150	171,148
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	149,450

					320,598

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.875%	04/30/18	B1		175	189,000
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	Baa1		220	278,536

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39(g)	Baa2	$200	$281,591
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.550%	03/15/15	Baa2	70	73,922
5.875%	10/01/19	Baa2	140	160,080
Gtd. Notes, 144A
2.400%	03/15/17(g)	Baa2	200	198,225
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	135	165,472
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
5.150%	04/30/20	Baa2	285	322,564
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1	275	293,242
6.150%	03/01/37	Baa1	315	352,101
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1	210	221,937
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	Baa2	265	277,595
Time Warner, Inc.,
Gtd. Notes
6.500%	11/15/36	Baa2	65	75,423
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20(g)	B2	275	288,750
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18(g)	B2	400	432,000

				3,610,438

Metals & Mining — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	Baa3	325	352,271
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41	Baa1	315	337,345
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	225	234,562
Peabody Energy Corp.,
Gtd. Notes, 144A
6.000%	11/15/18(g)	Ba1	200	196,000
6.250%	11/15/21(g)	Ba1	200	196,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2	175	179,375
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	155	177,381

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	Ba2	$400	$443,000

				2,115,934

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	Baa2	45	45,471
6.350%	05/15/18	Baa2	275	319,069

				364,540

Oil & Gas — 1.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	220	261,408
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	A3	45	49,128
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.750%	11/01/20	B2	200	211,500
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	B1	400	386,000
Boardwalk Pipelines LP,
Gtd. Notes
5.750%	09/15/19	Baa2	190	206,535
Sr. Unsec’d. Notes
5.500%	02/01/17	Baa2	60	65,779
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20(a)	Ba3	350	356,125
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	374	417,945
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	Baa1	205	228,205
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	02/01/16	A3	50	51,621
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	Baa2	310	313,710
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	Baa2	325	372,252
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A
6.850%	01/15/40(g)	A2	70	86,952
Nabors Industries, Inc.,
Gtd. Notes
9.250%	01/15/19	Baa2	170	218,234
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20(a)	Ba2	350	366,625

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		Baa2		$150	$166,318
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		Baa3		145	147,321
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		Caa1		300	301,500
Pemex Project Funding Master Trust,
Gtd. Notes
6.250%	08/05/13		Baa1	EUR	100	141,373
6.375%	08/05/16		Baa1	EUR	200	302,640
Gtd. Notes, MTN
7.500%	12/18/13		Baa1	GBP	160	276,256
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18		Baa3		110	125,812
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22	(g)	Baa1		125	127,150
5.875%	05/01/42	(g)	Baa1		100	102,442
Praxair, Inc.,
Sr. Unsec’d. Notes
2.450%	02/15/22		A2		420	403,947
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20	(g)	Baa2		250	241,088
5.400%	02/14/22	(a)	Baa2		250	248,699
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	09/01/17		Baa3		245	260,820
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
5.900%	04/01/17	(g)	Baa3		60	67,945
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22		Baa1		70	71,409
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17		Baa2		145	166,859

						6,743,598

Paper & Forest Products — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		Baa3		385	405,718

Pharmaceuticals — 0.2%
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		Baa2		75	76,516
Aristotle Holding, Inc.,
Gtd. Notes, 144A
3.900%	02/15/22	(g)	Baa3		130	131,397
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20		Baa3		195	214,884

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16		Baa3	$180	$187,435
6.250%	06/15/14		Baa3	90	98,940
Grifols, Inc.,
Gtd. Notes
8.250%	02/01/18		B3	100	108,250
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15		Baa3	75	77,102

					894,524

Pipelines — 0.7%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21		Baa3	50	52,023
5.500%	08/15/19		Baa3	160	172,335
6.050%	01/15/18		Baa3	115	129,757
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		Baa2	60	68,304
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.950%	04/15/17		Baa3	60	66,225
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.200%	03/15/20		Baa2	40	44,394
5.500%	09/15/40		Baa2	95	100,773
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22		Baa3	200	209,231
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16		Baa3	330	347,223
5.950%	02/01/41		Baa3	195	217,238
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22		Baa2	290	287,118
4.150%	03/01/22		Baa2	55	55,497
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		Baa2	30	31,076
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	170	172,063
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20		Baa3	200	228,679
6.500%	05/01/18		Baa3	85	101,189
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18		B1	225	237,938
Southeast Supply Header LLC,
Sr. Notes, 144A
4.850%	08/15/14	(g)	Baa3	130	137,587

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		Baa3		$140	$143,850
6.300%	04/15/40		Baa3		170	197,624

						3,000,124

Real Estate — 0.1%
AMB Property LP,
Gtd. Notes
4.500%	08/15/17		Baa2		155	159,668
6.625%	12/01/19		Baa2		125	140,590
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17		Baa2		85	95,060

						395,318

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22		Baa3		120	120,964
7.250%	05/15/19		Baa3		276	318,699
American Tower REIT, Inc.,
Sr. Unsec’d. Notes
5.900%	11/01/21	(a)	Baa3		100	110,232
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.900%	04/01/20		Baa1		20	22,133
6.000%	07/15/12		Baa1		110	111,336
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2		150	159,993
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18		Baa3		145	150,660
6.625%	06/01/20		Baa3		160	179,875
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15		Baa2		50	51,299

						1,225,191

Retail & Merchandising — 0.2%
Advance Auto Parts, Inc.,
Gtd. Notes
5.750%	05/01/20		Baa3		60	66,885
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.000%	11/01/21	(a)	Baa1		80	82,529
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21		Baa3		285	304,607
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	10/01/19	(g)	Ba2		360	395,100

						849,121

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	04/28/17		A2	GBP	100	185,687
6.550%	02/15/39		A2		655	797,108

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)(g)	B1		$375	$375,938
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	(a)(g)	B3		200	213,000
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17		BB-(d)		200	217,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.000%	08/15/16		B1		435	467,625
8.250%	08/15/19		B1		50	55,125
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18	(g)	Ba3		400	439,000
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16		B1		125	135,625

						2,886,108

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/20/17		A2		125	124,426
4.375%	11/15/41		A2		135	131,322
Sr. Unsec’d. Notes, MTN
5.875%	09/04/15		A2	EUR	100	152,571
Reynolds American, Inc.,
Gtd. Notes
7.625%	06/01/16		Baa3		230	276,047

						684,366

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41		A3		150	156,472
5.400%	06/01/41		A3		105	114,077
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16		Baa1		95	96,616
4.850%	06/01/21		Baa1		190	193,962
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41		Baa2		240	244,831

						805,958

Utilities — 0.6%
AGL Capital Corp.,
Gtd. Notes
5.250%	08/15/19		Baa1		125	141,530
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39	(g)	Baa3		160	173,942
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36		Baa2		170	201,307

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.900%	10/01/16		Baa2		$290	$338,056
Black Hills Corp.,
Sr. Unsec’d. Notes
6.500%	05/15/13		Baa3		190	199,414
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.150%	12/01/20		Baa3		270	297,336
Consumers Energy Co.,
First Mortgage
6.000%	02/15/14		A3		170	185,066
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		A3		150	175,525
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
5.900%	11/15/39	(g)	A3		250	298,612
NiSource Finance Corp.,
Gtd. Notes
5.950%	06/15/41		Baa3		210	229,896
6.250%	12/15/40		Baa3		80	88,689
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37		Baa1		230	285,014
Westar Energy, Inc.,
First Mortgage
5.100%	07/15/20		Baa1		145	164,917

						2,779,304

TOTAL CORPORATE OBLIGATIONS (cost $57,185,141)						59,805,722

FOREIGN BONDS — 52.9%
Argentina
IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A
11.500%	07/20/20		B(d)		150	156,777

Australia — 0.5%
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A
3.750%	10/15/14	(g)	Aa2		145	151,956
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15		Aa1	GBP	100	168,067
Sub. Notes, MTN
5.500%	08/06/19		Aa2	EUR	90	128,624
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
7.000%	11/01/15	(g)	B1		100	102,000
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
4.750%	07/15/16		Aa2	EUR	100	146,296
5.375%	12/08/14		Aa1	GBP	100	173,288
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes
6.000%	03/01/22		Aaa	AUD	270	304,585

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Australia (cont’d.)
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
4.450%	11/15/21	(g)	Baa2		$185	$186,897
Telstra Corp. Ltd.,
Sr. Unsec’d. Notes, MTN
6.125%	08/06/14		A2	GBP	30	52,433
Wesfarmers Ltd.,
Gtd. Notes, 144A
2.983%	05/18/16	(g)	Baa1		135	138,112
Gtd. Notes, MTN
3.875%	07/10/15		Baa1	EUR	100	141,655
Westfield Europe Finance PLC/WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12		A2	EUR	100	133,778
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
4.250%	09/22/16		Aa1	EUR	150	215,200
5.000%	10/21/19		Aa1	GBP	50	85,698
Woodside Finance Ltd.,
Gtd. Notes, 144A
4.500%	11/10/14	(g)	Baa1		70	74,305

						2,202,894

Austria — 0.9%
Austria Government Bond,
Sr. Unsec’d. Notes, MTN
3.500%	09/15/21		Aaa	EUR	987	1,401,274
Republic of Austria,
Sr. Unsec’d. Notes, 144A
6.250%	07/15/27	(g)	Aaa	EUR	1,349	2,424,238
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16		A3	EUR	85	128,805

						3,954,317

Belgium — 0.1%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
6.500%	06/23/17		A3	GBP	50	95,259
Belgium Government,
Bonds
4.250%	09/28/21		Aa3	EUR	155	220,809
Eni Finance International SA,
Gtd. Notes, MTN
5.000%	01/27/19		A2	GBP	25	42,363

						358,431

Bermuda — 0.2%
Bacardi Ltd.,
Gtd. Notes, MTN
7.750%	04/09/14		Baa1	EUR	150	223,016
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15		Caa1		140	142,450
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18		Caa1		200	221,000
Holcim GB Finance Ltd.,
Gtd. Notes, MTN
8.750%	04/24/17		Baa2	GBP	50	97,398

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Bermuda (cont’d.)
Weatherford International Ltd.,
Gtd. Notes
6.750%	09/15/40		Baa2		$250	$278,632
9.625%	03/01/19		Baa2		40	53,012

						1,015,508

Brazil — 1.5%
Banco do Estado do Rio Grande do Sul,
Sub. Notes, 144A
7.375%	02/02/22		Ba1		200	212,109
BR Malls International Finance Ltd.,
Gtd. Notes
9.750%	11/29/49		BB-(d)		100	102,880
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/20		Baa3	BRL	1,397	1,764,869
6.000%	05/15/45		Baa2	BRL	144	187,579
Series B, Notes
6.000%	05/15/15		Baa3	BRL	893	1,093,422
Series F, Notes
10.000%	01/01/14		Baa3	BRL	1,054	580,306
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21	(g)	Baa2		205	224,372
Itau Unibanco Holding SA,
Sub. Notes, 144A
5.650%	03/19/22		Baa1		200	200,501
Nota do Tesouro Nacional,
Notes
10.000%	01/01/23		NR	BRL	2,798	1,416,025
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
5.125%	12/15/17		Baa2	EUR	150	207,822
Votorantim Cimentos SA,
Gtd. Notes, 144A
5.250%	04/28/17	(g)	Baa3	EUR	100	142,407
7.250%	04/05/41		Baa3		400	406,000

						6,538,292

Canada — 3.4%
Bank of Nova Scotia,
Sr. Unsec’d. Notes
2.550%	01/12/17		Aa1		100	102,527
Canadian Government,
Bonds
3.500%	06/01/13		Aaa	CAD	3,131	3,225,767
4.000%	06/01/16		Aaa	CAD	1,133	1,249,850
4.000%	06/01/17		Aaa	CAD	790	885,312
4.000%	06/01/41		Aaa	CAD	1,033	1,319,614
4.500%	06/01/15		Aaa	CAD	2,004	2,203,426
Canadian National Railway Co.,
Sr. Unsec’d. Notes
2.850%	12/15/21		A3		70	69,715
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		Baa1		275	339,625
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A
8.500%	08/01/19	(g)	Caa2		400	400,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Canada (cont’d.)
Province of British Columbia Canada,
Notes
3.700%	12/18/20	Aaa	CAD	1,735	$1,849,751
Province of Manitoba Canada,
Sr. Unsec’d. Notes
1.300%	04/03/17	Aa1		$320	317,661
Province of Quebec,
Bonds
5.000%	12/01/38	Aa2	CAD	655	800,670
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	Aaa	EUR	1,540	2,337,307
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
3.750%	02/01/21	Baa2		235	231,035
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes
2.500%	07/14/16	Aaa		115	118,625

					15,450,885

Cayman Islands — 0.8%
Central China Real Estate Ltd.,
Sr. Sec’d. Notes
12.250%	10/20/15	B1		200	193,000
China Shanshui Cement Group Ltd.,
Gtd. Notes
8.500%	05/25/16	BB-(d)		200	193,000
Country Garden Holdings Co.,
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3		200	195,000
DP World Sukuk Ltd.,
Unsec’d. Notes
6.250%	07/02/17	Baa3		200	210,500
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
6.000%	05/13/21	Baa3		200	192,115
IPIC GMTN Ltd.,
Gtd. Notes
5.875%	03/14/21	Aa3	EUR	100	140,054
KWG Property Holding Ltd.,
Gtd. Notes
12.750%	03/30/16	B1		200	193,213
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	Baa1		285	283,126
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
6.000%	04/05/23	Baa3		200	207,860
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	A1	GBP	250	421,202
Petrobras International Finance Co.,
Gtd. Notes
5.750%	01/20/20	A3		75	83,085
5.875%	03/01/18	A3		240	269,198
7.875%	03/15/19	A3		65	80,197
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.500%	01/26/17	Aa3	EUR	100	136,998

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Cayman Islands (cont’d.)
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	12/12/16		Baa1		$200	$201,268
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16		Baa3		115	123,156
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	(g)	Ba3		350	370,125

						3,493,097

Chile — 0.1%
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		Aa3		200	197,297
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes
5.000%	01/21/21		Baa2		50	52,188
Sr. Unsec’d. Notes, 144A
4.750%	01/11/22	(g)	Baa2		115	117,720
Chile Government International Bond,
Sr. Unsec’d. Notes
3.875%	08/05/20		Aa3		110	118,250

						485,455

Cyprus — 0.1%
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes
10.950%	03/30/16		B(d)		200	181,000

Czech Republic — 0.6%
CEZ A/S,
Sr. Unsec’d. Notes
4.125%	10/17/13		A2	EUR	150	207,620
Sr. Unsec’d. Notes, MTN
5.000%	10/19/21		A2	EUR	50	74,745
Czech Republic,
Sr. Unsec’d. Notes, MTN
3.625%	04/14/21		A1	EUR	1,645	2,214,132

						2,496,497

Denmark — 0.4%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
7.250%	11/28/16		Baa2	GBP	50	94,155
Danske Bank A/S,
Sr. Unsec’d. Notes, MTN
4.750%	06/04/14		A2	EUR	100	140,190
Kingdom of Denmark,
Bonds
5.000%	11/15/13		Aaa	DKK	7,590	1,463,641
TDC A/S,
Sr. Unsec’d. Notes
3.500%	02/23/15		Baa2	EUR	100	139,836

						1,837,822

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes
3.375%	04/15/20		Aaa	EUR	409	$597,945

France — 2.6%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19		Baa1	EUR	100	168,272
AXA SA,
Sub. Notes, MTN
5.250%(c)	04/16/40		A3	EUR	150	171,169
Banque PSA Finance,
Sr. Unsec’d. Notes, 144A
4.375%	04/04/16	(g)	Baa1		$235	233,749
BNP Paribas Home Loan SFH,
Covered Bonds, MTN
3.750%	04/20/20		Aaa	EUR	300	426,223
BPCE SA,
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	(g)	Aa3		165	164,461
Carrefour SA,
Sr. Unsec’d. Notes, MTN
5.375%	06/12/15		BBB+(d)	EUR	150	218,831
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14		BBB-(d)	EUR	100	140,721
6.375%	04/04/13		BBB-(d)	EUR	50	69,677
Cie de St-Gobain,
Sr. Unsec’d. Notes, MTN
4.000%	10/08/18		Baa2	EUR	120	169,599
Cie Generale de Geophysique - Vertias,
Gtd. Notes
9.500%	05/15/16		Ba3		200	220,000
EDF SA,
Sr. Unsec’d. Notes, MTN
6.875%	12/12/22		Aa3	GBP	50	98,738
Electricite de France,
Sr. Unsec’d. Notes, 144A
6.950%	01/26/39	(g)	Aa3		135	160,275
Sr. Unsec’d. Notes, MTN
6.250%	01/25/21		Aa3	EUR	100	163,779
Eutelsat SA,
Sr. Unsec’d. Notes
4.125%	03/27/17		BBB(d)	EUR	200	285,950
France Government Bond OAT,
Bonds
3.750%	04/25/21		Aaa	EUR	2,006	2,881,958
France Telecom SA,
Sr. Unsec’d. Notes, MTN
8.000%	12/20/17		A3	GBP	40	80,972
French Government,
Bonds
5.750%	10/25/32		Aaa	EUR	1,270	2,227,696
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16		A1	EUR	180	274,705
HSBC Covered Bonds France,
Covered Bonds, MTN
3.375%	01/20/17		Aaa	EUR	800	1,125,883

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
France (cont’d.)
Legrand SA,
Sr. Unsec’d. Notes
4.250%	02/24/17		BBB+(d)	EUR	100	$142,265
Pernod-Ricard SA,
Sr. Unsec’d. Notes
5.000%	03/15/17		Baa3	EUR	100	145,614
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	(g)	Baa3		$155	157,228
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14		BBB-(d)	EUR	100	150,921
RCI Banque SA,
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16	(g)	Baa2		210	210,824
Sr. Unsec’d. Notes, MTN
4.375%	01/27/15		Baa2	EUR	186	257,054
Rhodia SA,
Sr. Notes
7.000%	05/15/18		Baa2	EUR	100	148,708
Societe Generale,
Sr. Unsec’d. Notes, MTN
5.250%	03/28/13		Aa2	EUR	150	207,284
Sub. Notes, MTN
5.400%	01/30/18		A2	GBP	50	72,864
6.125%	08/20/18		Aa3	EUR	100	137,159
Total Capital SA,
Gtd. Notes, MTN
3.875%	12/14/18		Aa1	GBP	40	68,055
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.000%	05/22/14		A3	EUR	100	144,738
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
5.125%	05/24/22		Baa1	EUR	64	93,788
5.375%	05/28/18		Baa1	EUR	56	84,922
Vivendi SA,
Sr. Unsec’d. Notes, MTN
4.875%	12/02/19		Baa2	EUR	100	144,539

						11,448,621

Germany — 8.1%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17		A1	GBP	50	93,250
Bundesrepublik Deutschland,
Bonds
3.500%	01/04/16		Aaa	EUR	4,409	6,531,852
3.750%	01/04/15		Aaa	EUR	6,323	9,224,889
4.000%	01/04/37		Aaa	EUR	4,807	8,150,147
5.000%	07/04/12		Aaa	EUR	3,100	4,185,014
Deutsche Bank AG,
Sr. Unsec’d. Notes, MTN
5.125%	08/31/17		Aa3	EUR	100	150,541

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Germany (cont’d.)
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.700%	06/02/37		Aaa	CAD	523	$575,414
5.500%	12/07/15		Aaa	GBP	1,040	1,904,238
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18		Aaa	EUR	950	1,460,204
6.000%	08/20/20		Aaa	AUD	2,899	3,179,414
MAN SE,
Sr. Unsec’d. Notes, MTN
7.250%	05/20/16		A3	EUR	40	64,730
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15		Baa2	EUR	100	139,798
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	(g)	B1		$275	297,000
Volkswagen Leasing GmbH,
Gtd. Notes, MTN
3.250%	05/10/18		A3	EUR	200	279,245

						36,235,736

Guernsey
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13		Aa3	EUR	70	97,430

Ireland — 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Sr. Sec’d. Notes
7.875%	09/25/17		Ba1		200	206,300
Cloverie PLC For Zurich Insurance Co. Ltd.,
Sub. Notes, MTN
7.500%(c)	07/24/39		A2	EUR	200	289,734
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14		Baa1	EUR	200	296,528
GE Capital European Funding,
Gtd. Notes, MTN
4.625%	02/22/27		Aa2	EUR	150	211,889
5.250%	05/18/15		Aa2	EUR	200	292,866
5.375%	01/16/18		A1	EUR	145	219,425
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14		Aa2	GBP	200	349,360
Iberdrola Finance Ireland Ltd.,
Gtd. Notes, 144A
3.800%	09/11/14	(g)	A3		140	143,679
Metalloinvest Finance Ltd.,
Gtd. Notes
6.500%	07/21/16		Ba3		200	196,914
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
Sec’d. Notes
7.748%	02/02/21		Ba3		200	197,500

						2,404,195

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Israel — 0.1%
Israel Government,
Bonds
5.500%	02/28/17	NR	ILS	1,491	$433,640

Italy — 1.7%
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.125%	11/11/13	Baa1	EUR	200	265,393
Eni SpA,
Sr. Unsec’d. Notes, MTN
3.500%	01/29/18	A2	EUR	125	171,824
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, MTN
4.000%	11/08/18	Aa2	EUR	300	379,585
Italy Buoni Poliennali del Tesoro,
Bonds
3.750%	03/01/21	Aa2	EUR	581	711,653
4.000%	02/01/37	Aa2	EUR	320	335,411
4.250%	03/01/20	A3	EUR	1,630	2,096,463
5.000%	09/01/40	Aa2	EUR	1,844	2,167,922
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16	Baa3	EUR	250	346,257
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	72,887
UniCredit SpA,
Covered Bonds, MTN
4.250%	07/29/17	Aaa	EUR	750	1,032,461

					7,579,856

Japan — 12.6%
Japanese Government,
Sr. Unsec’d. Notes
1.100%	06/20/21	Aa3	JPY	639,600	7,852,313
1.300%	03/20/15	Aa2	JPY	287,550	3,590,005
1.300%	06/20/20	Aa2	JPY	516,200	6,497,066
1.400%	09/20/15	Aa2	JPY	839,500	10,559,606
1.400%	03/20/18	Aa2	JPY	326,300	4,161,285
1.500%	06/20/19	Aa2	JPY	15,700	201,268
1.700%	03/20/17	Aa2	JPY	331,200	4,273,588
1.700%	09/20/17	Aa2	JPY	115,300	1,492,261
1.900%	03/20/25	Aa2	JPY	274,950	3,558,382
2.000%	12/20/33	Aa2	JPY	35,650	445,268
2.300%	06/20/28	Aa2	JPY	762,250	10,164,024
2.300%	03/20/40	Aa2	JPY	300,550	3,943,008

					56,738,074

Luxembourg — 0.7%
AON Financial Services Luxembourg SA,
Gtd. Notes
6.250%	07/01/14	Baa2	EUR	100	143,787
ArcelorMittal,
Sr. Unsec’d. Notes
3.750%	02/25/15	Baa3		$100	101,627
3.750%	08/05/15	Baa3		310	314,892
3.750%	03/01/16	Baa3		170	169,861
9.375%	06/03/16	Baa3	EUR	100	157,303

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Luxembourg (cont’d.)
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16	(g)	Baa1		$220	$227,979
Sr. Unsec’d. Notes, MTN
6.605%	02/13/18		Baa1	EUR	200	298,350
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A
6.000%	12/30/19	(g)	Baa2		135	139,469
Intelsat Jackson Holdings SA,
Gtd. Notes
7.250%	04/01/19		B3		400	420,500
MHP SA,
Gtd. Notes
10.250%	04/29/15		B3		150	144,000
Minerva Luxembourg SA,
Gtd. Notes, 144A
12.250%	02/10/22	(a)	B2		200	218,500
Promsvyazbank OJSC Via PSB Finance SA,
Sr. Notes
6.200%	04/25/14		Ba2		200	198,000
Telecom Italia Capital SA,
Gtd. Notes
5.250%	11/15/13		Baa2		385	395,588
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13		Baa2	EUR	105	145,617
TMK OAO Via TMK Capital SA,
Sec’d. Notes
7.750%	01/27/18		B1		200	193,700

						3,269,173

Malaysia — 0.5%
Malaysian Government,
Bonds
4.160%	07/15/21		A3	MYR	1,969	667,442
Sr. Unsec’d. Notes
3.700%	05/15/13		A3	MYR	2,000	657,415
4.378%	11/29/19		A3	MYR	2,600	891,776

						2,216,633

Mexico — 2.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16		A2		455	460,608
Sr. Unsec’d. Notes, MTN
4.125%	10/25/19		A2	EUR	100	144,520
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes
4.625%	02/15/20		A2		140	148,878
Controladora Mabe SA CV,
Gtd. Notes, 144A
7.875%	10/28/19		BB+(d)		210	226,800
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.625%	01/15/40		Baa1		215	242,773

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Mexico (cont’d.)
Mexican Bonos,
Bonds
7.500%	06/03/27		Baa1	MXN	9,700	$802,636
8.500%	12/13/18		Baa1	MXN	9,046	820,525
8.500%	11/18/38		Baa1	MXN	39,283	3,425,605
Mexican Udibonos, TIPS,
Bonds, TIPS
2.500%	12/10/20		Baa1	MXN	7,383	2,743,240
Petroleos Mexicanos,
Gtd. Notes, 144A
4.875%	01/24/22	(g)	Baa1		$525	551,250

						9,566,835

Netherlands — 2.9%
Adecco International Financial Services BV,
Gtd. Notes, MTN
4.750%	04/13/18		Baa3	EUR	100	142,866
Akzo Nobel NV,
Gtd. Notes
7.250%	03/27/15		Baa1	EUR	80	123,608
Gtd. Notes, MTN
8.000%	04/06/16		Baa1	GBP	50	95,275
Allianz Finance II BV,
Gtd. Notes
6.500%(c)	01/13/25		A2	EUR	144	201,656
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes
4.125%	06/28/16		Aaa	EUR	2,530	3,708,602
Sr. Unsec’d. Notes, MTN
2.500%	01/18/16		Aaa	EUR	1,817	2,506,224
British American Tobacco Holdings The Netherlands BV,
Gtd. Notes, MTN
4.875%	02/24/21		Baa1	EUR	125	190,106
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Sr. Unsec’d. Notes, MTN
4.250%	01/16/17		Aaa	EUR	200	287,761
Daimler International Finance BV,
Gtd. Notes, MTN
3.500%	06/06/19		A3	GBP	25	39,993
7.875%	01/16/14		A3	EUR	115	170,696
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
6.000%	01/20/17		Baa1	EUR	115	178,918
DTEK Finance BV,
Gtd. Notes
9.500%	04/28/15		B2		200	190,000
E.ON International Finance BV,
Gtd. Notes, MTN
5.500%	01/19/16		A2	EUR	230	349,638
6.000%	10/30/19		A2	GBP	100	191,248
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.375%	11/02/12	(g)	Baa3		135	135,068
Enel Finance International NV,
Gtd. Notes, 144A
5.125%	10/07/19	(g)	A3		100	98,272
Gtd. Notes, MTN
4.000%	09/14/16		A2	EUR	100	137,520

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.250%	03/10/15		NR	GBP	80	$145,415
KBC Internationale Financieringsmaatschappij NV,
Bank Gtd. Notes, MTN
3.875%	03/31/15		Aa3	EUR	155	207,489
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
4.500%	03/18/13		Baa2	EUR	100	137,296
5.750%	03/18/16		Baa2	GBP	100	176,735
7.500%	02/04/19		Baa2	EUR	50	83,156
Linde Finance BV,
Gtd. Notes
6.500%	01/29/16		A3	GBP	50	93,576
Netherlands Government,
Bonds
3.500%	07/15/20		Aaa	EUR	1,200	1,773,345
5.500%	01/15/28		Aaa	EUR	419	753,953
Repsol International Finance BV,
Gtd. Notes, MTN
4.750%	02/16/17		Baa1	EUR	135	186,678
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13		A2	GBP	70	117,826
6.625%	01/31/19		A2	EUR	100	167,211
Sensata Technologies BV,
Gtd. Notes, 144A
6.500%	05/15/19	(a)(g)	B3		$400	418,500

						13,008,631

Norway — 0.1%
DNB Bank ASA,
Sr. Notes, 144A
3.200%	04/03/17	(g)	Aa3		290	291,143
Sr. Unsec’d. Notes
4.375%	02/24/21		Aa3	EUR	200	286,139

						577,282

Peru — 0.1%
Banco de Credito del Peru,
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2		200	204,000
Corp. Lindley SA,
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21		BB+(d)		200	213,000

						417,000

Poland — 1.0%
Polish Government,
Bonds
5.500%	04/25/15		A2	PLN	1,901	624,789
5.500%	10/25/19		A2	PLN	6,627	2,159,080
5.750%	09/23/22		A2	PLN	1,244	407,177
Republic of Poland,
Bonds
5.750%	10/25/21		A2	PLN	4,522	1,480,834

						4,671,880

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Africa — 0.4%
Republic of South Africa,
Bonds
6.750%	03/31/21		A3	ZAR	3,870	$468,628
13.500%	09/15/15		A3	ZAR	8,234	1,294,620

						1,763,248

South Korea — 0.9%
Hyundai Steel Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/21/16		Baa3		$200	206,125
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15	(g)	A1		200	203,587
Korea Treasury Bonds,
Sr. Unsec’d. Notes
4.000%	09/10/15		A1	KRW	546,030	487,239
4.250%	06/10/21		A1	KRW	417,380	376,558
4.500%	03/10/15		A1	KRW	1,811,300	1,638,315
5.000%	06/10/20		A1	KRW	1,055,500	1,000,262

						3,912,086

Spain — 1.4%
Banco Santander SA,
Covered Bonds
4.625%	01/20/16		Aaa	EUR	800	1,111,458
BBVA Senior Finance SAU,
Bank Gtd. Notes, MTN
4.875%	01/23/14		Aa2	EUR	150	206,739
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
4.125%	01/26/18		Baa2	EUR	100	132,423
5.250%	07/09/14		Baa2	EUR	150	210,041
Santander International Debt SA Unipersonal,
Bank Gtd. Notes, MTN
3.500%	03/10/15		Aa2	EUR	100	132,396
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.750%(c)	05/29/19		Aa3	EUR	100	104,829
Spanish Government,
Bonds
5.750%	07/30/32		Aaa	EUR	180	232,097
Sr. Unsub. Notes
4.600%	07/30/19		A3	EUR	2,677	3,516,021
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		Baa1		200	199,071
6.221%	07/03/17		Baa1		195	206,110
Gtd. Notes, MTN
3.661%	09/18/17		Baa1	EUR	200	259,142
5.375%	02/02/18		Baa1	GBP	50	80,014

						6,390,341

Supranational Bank — 1.2%
European Investment Bank,
Sr. Unsec’d. Notes
8.750%	08/25/17		Aaa	GBP	500	1,054,143
Sr. Unsec’d. Notes, MTN
4.750%	10/15/17		Aaa	EUR	740	1,129,290

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Supranational Bank (cont’d.)
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.400%	01/26/26		Aaa	CAD	791	$881,864
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
3.875%	05/20/19		Aaa	EUR	1,581	2,385,735

						5,451,032

Sweden — 0.6%
Nordea Bank AB,
Sr. Notes, 144A
3.125%	03/20/17	(g)	Aa2		$270	270,281
Sr. Unsec’d. Notes, MTN
3.750%	02/24/17		Aa2	EUR	150	212,619
3.875%	12/15/15		Aa2	GBP	50	83,748
Sub. Notes, 144A
4.875%	05/13/21	(g)	Aa3		310	301,696
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.500%	04/02/13		BBB+(d)	EUR	100	139,746
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
3.750%	05/19/16		A1	EUR	100	140,538
6.625%	07/09/14		A1	GBP	100	174,392
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17		Aa1		400	454,580
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.500%	05/26/16		Aa2	GBP	100	176,360
Swedish Government,
Bonds
3.750%	08/12/17		Aaa	SEK	3,930	657,998

						2,611,958

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17		Aa1	EUR	265	396,632
UBS AG,
Sr. Unsec’d. Notes, MTN
6.250%	09/03/13		Aa3	EUR	85	120,493
6.375%	07/20/16		Aa3	GBP	100	177,969
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		Baa2		30	30,314

						725,408

Trinidad & Tobago
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36	(g)	Baa1		155	148,025

Turkey — 0.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A
5.125%	07/22/15		Ba1		400	399,400
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, 144A

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Turkey (cont’d.)
6.250%	04/20/21		Ba1		$200	$201,500

						600,900

United Arab Emirates — 0.1%
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A
7.375%	10/21/20		Ba1		200	214,400

United Kingdom — 6.3%
Abbey National Treasury Services PLC,
Bank Gtd. Notes, MTN
3.375%	10/20/15		A1	EUR	125	167,060
Afren PLC,
Sr. Sec’d. Notes
11.500%	02/01/16		B(d)		200	216,500
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38		A3	EUR	125	155,043
BAA Funding Ltd.,
Sr. Sec’d. Notes
4.600%	02/15/18		A-(d)	EUR	100	141,223
5.225%	02/15/25		A-(d)	GBP	80	134,693
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	(g)	A-(d)		290	287,589
Barclays Bank PLC,
Covered Bonds, MTN
4.000%	10/07/19		Aaa	EUR	1,150	1,663,445
Sr. Unsec’d. Notes
5.200%	07/10/14	(a)	Aa3		220	233,162
6.750%	05/22/19		Aa3		110	126,485
Sr. Unsec’d. Notes, MTN
4.875%	08/13/19		Aa3	EUR	150	219,617
5.250%	05/27/14		Aa3	EUR	250	356,720
5.750%	08/17/21		Aa3	GBP	100	170,957
Sub. Notes, MTN
6.000%	01/14/21		Baa1	EUR	100	123,743
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19		Baa1	GBP	100	194,307
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12		A2	GBP	60	98,369
BMW UK Capital PLC,
Gtd. Notes, MTN
5.000%	10/02/17		A2	GBP	25	44,532
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15		A2		165	174,400
Gtd. Notes, MTN
3.100%	10/07/14		A2	EUR	120	166,219
3.830%	10/06/17		A2	EUR	100	143,807
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A
6.100%	02/15/18	(g)	Baa1		190	222,875
British Telecommunications PLC,
Sr. Unsec’d. Notes
8.625%	03/26/20		Baa2	GBP	90	188,709
Sr. Unsec’d. Notes, MTN
6.500%	07/07/15		Baa2	EUR	100	152,362

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
BSKYB Finance UK PLC,
Gtd. Notes
5.750%	10/20/17		Baa1	GBP	100	$183,656
Centrica PLC,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/14		A3	GBP	100	174,318
7.125%	12/09/13		A3	EUR	100	146,169
Eastern Power Networks PLC,
Sr. Unsec’d. Notes, MTN
4.750%	09/30/21		Baa1	GBP	100	169,423
Ensco PLC,
Sr. Unsec’d. Notes
3.250%	03/15/16		Baa1		$205	213,868
Experian Finance PLC,
Gtd. Notes, MTN
4.750%	02/04/20		Baa1	EUR	160	240,911
G4S PLC,
Sr. Unsec’d. Notes, MTN
7.750%	05/13/19		BBB(d)	GBP	50	97,608
HSBC Bank PLC,
Sr. Unsec’d. Notes, MTN
3.875%	10/24/18		Aa2	EUR	250	356,126
HSBC Holdings PLC,
Notes
9.875%	04/08/18		Aa3	GBP	200	340,621
Sr. Unsec’d. Notes
5.100%	04/05/21	(a)	Aa2		335	362,156
Sub. Notes
6.500%	05/02/36		A1		135	150,125
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.500%	07/05/18		Baa3	EUR	200	289,574
6.875%	06/13/12		Baa3	GBP	200	322,777
Intercontinental Hotels Group PLC,
Gtd. Notes, MTN
6.000%	12/09/16		BBB-(d)	GBP	50	87,539
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14		Baa3	GBP	80	136,074
Legal & General Group PLC,
Sub. Notes, MTN
4.000%(c)	06/08/25		Baa1	EUR	170	209,725
Lloyds TSB Bank PLC,
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16		Aa3	EUR	250	366,608
Sub. Notes, MTN
6.500%	03/24/20		Baa2	EUR	225	261,235
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14		Baa3	GBP	50	84,411
MU Finance PLC,
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	(g)	NR		300	321,750
National Express Group PLC,
Sr. Notes, MTN
6.250%	01/13/17		Baa3	GBP	100	174,857

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.000%	07/02/18		Baa1	EUR	150	$227,884
6.125%	04/15/14		Baa1	GBP	50	86,670
6.500%	04/22/14		Baa1	EUR	100	146,463
Nationwide Building Society,
Covered Bonds, MTN
4.375%	02/28/22		Aaa	EUR	750	1,096,743
Sr. Unsec’d. Notes
3.750%	01/20/15		Aa3	EUR	170	234,765
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19		Aa3	GBP	100	174,955
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16		Baa2	GBP	50	87,788
Northumbrian Water Finance PLC,
Gtd. Notes
6.000%	10/11/17		BBB+(d)	GBP	30	55,800
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16	(g)	Baa3		$255	265,308
Rentokil Initial PLC,
Gtd. Notes, MTN
5.750%	03/31/16		BBB-(d)	GBP	50	84,581
Rolls-Royce PLC,
Gtd. Notes
6.750%	04/30/19		A3	GBP	100	196,833
Royal Bank of Scotland PLC (The),
Gtd. Notes
3.400%	08/23/13		A2		235	238,155
Sr. Unsec’d. Notes, MTN
4.750%	05/18/16		A2	EUR	100	139,990
5.375%	09/30/19		A2	EUR	150	203,723
5.750%	05/21/14		Aa3	EUR	150	211,478
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17		A3	GBP	100	200,065
Severn Trent Utilities Finance PLC,
Gtd. Notes
6.125%	02/26/24		BBB+(d)	GBP	40	75,829
Gtd. Notes, MTN
5.250%	03/11/16		A3	EUR	150	224,078
Standard Bank PLC,
Sub. Notes, MTN
8.125%	12/02/19		Baa3		200	220,866
Standard Chartered Bank,
Sub. Notes, MTN
5.875%	09/26/17		A2	EUR	250	357,629
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
3.850%	04/27/15	(g)	A2		190	197,311
Sr. Unsec’d. Notes, MTN
6.500%	04/28/14		A2	GBP	100	174,820
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16		A3	EUR	125	194,571
6.125%	02/24/22		A3	GBP	50	92,075

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt,
Bonds
3.750%	09/07/20		Aaa	GBP	635	$1,161,729
3.750%	09/07/21		Aaa	GBP	789	1,439,054
4.250%	06/07/32		Aaa	GBP	1,446	2,690,018
4.250%	09/07/39		Aaa	GBP	3,908	7,254,428
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A
6.850%	11/15/15	(g)	Baa3		$125	136,773
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
8.125%	11/26/18		Baa1	GBP	100	208,020
WPP Finance 2010,
Gtd. Notes, 144A
4.750%	11/21/21	(g)	Baa3		170	177,774

						28,327,524

TOTAL FOREIGN BONDS (cost $231,364,054)						237,578,828

MUNICIPAL BONDS — 1.4%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41		Aa1		280	311,696

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		Aa3		165	212,414
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40		Aa1		275	345,276
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40		A1		160	202,968
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49		Aa2		90	114,546

						875,204

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38		Aa2		155	170,419

District of Columbia — 0.1%
District of Columbia,
Revenue Bonds
5.250%	12/01/34		Aa1		155	181,395
5.591%	12/01/34		Aa1		40	48,082

						229,477

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20		A1		365	443,267

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40		A1		120	146,628

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa		$150	$180,093
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3		185	222,246

					548,967

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2		125	132,268

Maryland — 0.2%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3		300	361,389
5.888%	07/01/43	Aa3		240	298,411

					659,800

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1		165	176,027

New York — 0.2%
City of New York,
General Obligation Unlimited
6.271%	12/01/37	Aa2		95	118,265
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA	(d)	35	48,842
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2		70	85,469
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2		105	107,734
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2		85	109,999
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1		310	362,654
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1		155	171,884

					1,004,847

Texas — 0.1%
City of Houston TX,
General Obligation Ltd.
6.290%	03/01/32	Aa2		200	237,618
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa		255	297,595

					535,213

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39		Aa2	$265	$339,205

Virginia — 0.2%
University of Virginia,
Revenue Bonds
5.000%	09/01/40		Aaa	290	334,094
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35		Aa1	30	35,170
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30		Aa1	260	299,226
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30		Aa1	385	393,097

					1,061,587

TOTAL MUNICIPAL BONDS (cost $5,809,906)					6,487,977

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.926%(c)	02/25/34		BB(d)	55	49,520
Series 2004-D, Class 2A2
2.881%(c)	05/25/34		BBB+(d)	32	29,343
Series 2004-H, Class 2A2
2.760%(c)	09/25/34		Ba2	38	35,493
Series 2004-I, Class 3A2
2.756%(c)	10/25/34		A1	17	17,353
Series 2005-J, Class 2A1
2.795%(c)	11/25/35		Caa2	344	270,216
Series 2005-J, Class 3A1
5.238%(c)	11/25/35		Caa1	103	96,253
Fannie Mae,
Series 319, Class 2, IO
6.500%	02/01/32	(g)	Aaa	11	2,134
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.965%(c)	10/18/54	(g)	Aaa	200	200,857
Freddie Mac Reference REMIC,
Series R003, Class VA
5.500%	08/15/16		Aaa	357	370,983
Freddie Mac REMIC,
Series 2627, Class IE, IO
4.500%	04/15/18	(g)	Aaa	9	347
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	(g)	Aaa	546	76,841
Series 2011-41, Class AI, IO
4.500%	12/20/39	(g)	Aaa	693	113,901
Series 2011-88, Class EI, IO
4.500%	11/20/39	(g)	Aaa	121	20,060
Holmes Master Issuer PLC (United Kingdom),
Series 2011-3A, Class A2, 144A
2.117%(c)	10/21/54	(g)	Aaa	250	251,062
Series 2012-1A, Class A2, 144A

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.165%(c)	10/15/54	(g)	Aaa	$250	$251,095
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40		Aaa	24	24,632
Silverstone Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A, 144A
2.111%(c)	01/21/55	(g)	Aaa	250	248,915
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
4.837%(c)	09/25/35		BB(d)	9	8,092
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.875%(c)	01/25/34		AAA(d)	71	68,759
Series 2005-AR2, Class 2A2
2.614%(c)	03/25/35		B2	66	62,663

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,266,910)					2,198,519

SOVEREIGN ISSUES — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.603%	07/20/20	(g)	Aa2	100	113,250
Province of Ontario Canada (Canada),
Unsec’d. Notes
1.600%	09/21/16		Aa1	460	463,927
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
11.000%	08/17/40		Baa2	185	244,200
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		Baa3	215	274,125
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15		A2	125	131,338
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20		A3	205	228,575
6.500%	06/02/14		A3	100	110,750
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
6.375%	01/16/13		Baa1	270	281,070

TOTAL SOVEREIGN ISSUES (cost $1,723,954)					1,847,235

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Federal Home Loan Mortgage Corp.
2.475%(c)	07/01/35			40	42,902
2.535%(c)	09/01/32			4	4,226
2.780%(c)	02/01/37			86	91,988
2.927%(c)	01/01/37			36	37,918
3.500%	02/01/42			1,099	1,126,954
4.000%	10/01/25-02/01/42			3,153	3,305,906
4.500%	11/01/18-09/01/40			3,126	3,323,871
5.000%	10/01/18-08/01/40			2,176	2,351,889
5.500%	03/01/18-01/01/40			1,495	1,627,104

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.930%(c)	12/01/36		$89	$96,832
5.983%(c)	10/01/36		130	140,825
6.000%	10/01/21-08/01/38		245	269,031
6.084%(c)	10/01/36		188	203,924
6.245%(c)	08/01/36		98	106,403
6.500%	03/01/32-10/01/34		700	782,891
7.000%	11/01/30		12	13,225
Federal National Mortgage Assoc.
2.418%(c)	11/01/35		106	113,293
2.490%(c)	08/01/36		116	123,639
2.775%(c)	01/01/37		10	10,859
2.896%(c)	12/01/36		78	83,635
3.000%	02/01/27-04/01/27		1,853	1,922,892
3.500%	12/01/25-04/01/42		1,344	1,404,980
4.000%	12/01/25-02/01/42		8,764	9,223,953
4.375%	10/15/15		1,000	1,126,221
4.500%	05/01/19-07/01/41		9,704	10,344,851
4.875%	12/15/16	(a)	1,975	2,316,973
5.000%	03/01/18-06/01/41		7,904	8,583,646
5.500%	01/01/17-10/01/38		7,439	8,144,431
5.730%(c)	08/01/37		57	61,051
6.000%	08/01/22-10/01/39		6,910	7,634,700
6.500%	06/01/14-12/01/37		875	985,059
7.000%	12/01/29-01/01/31		22	25,425
Government National Mortgage Assoc.
3.500%	12/20/41-02/20/42		1,411	1,472,864
4.500%	11/20/40		980	1,069,660
5.000%	07/15/33-09/15/39		389	430,420
5.500%	11/15/34-01/15/35		235	262,895
6.000%	12/20/37		13	14,436
6.500%	06/15/16-12/20/33		174	193,464
7.000%	03/15/13-12/15/13		6	6,089
7.500%	09/15/30-06/15/32		44	50,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $67,455,935)				69,131,560

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds
4.625%	02/15/40		2,555	3,190,955
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13		1,390	1,804,340
U.S. Treasury Notes
0.875%	02/28/17		1,265	1,256,106
1.250%	03/15/14		210	213,675
1.750%	08/15/12		9,955	10,014,113
2.125%	08/15/21		3,185	3,182,761
2.250%	05/31/14		525	546,000
2.625%	07/31/14		4,605	4,839,569
2.625%	04/30/16	(k)	9,050	9,703,301
2.750%	02/15/19		565	608,655
3.125%	09/30/13		280	291,801

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,868,211)				35,651,276

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Units	Value
WARRANTS*(l)
Venezuela
Republic of Venezuela(g) (cost $0)	1,250	$38,750

TOTAL LONG-TERM INVESTMENTS (cost $415,274,201)		427,013,286

	Shares
SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $29,773,534; includes $5,983,548 of cash collateral for securities on loan)(b)(w)	29,773,534	29,773,534

TOTAL INVESTMENTS — 101.6% (cost $445,047,735)		456,786,820
Liabilities in excess of other assets(x) — (1.6)%		(7,234,448)

NET ASSETS — 100.0%		$449,552,372

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CSK	Czech Kruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,825,101; cash collateral of $5,983,548 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. (k) Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation)(1)(2)

Long Position:
43	10 Year Mini Japanese Government Bonds	Jun. 2011	$7,387,979	$7,374,991	$(12,988)

Short Positions:
31	5 Year U.S. Treasury Notes.	Jun. 2012	3,820,524	3,798,711	21,813
10	10 Year Euro-Bund.	Jun. 2012	1,844,516	1,847,051	(2,535)
159	10 Year U.S. Treasury Notes.	Jun. 2012	20,805,918	20,588,016	217,902

					237,180

					$224,192

(1)	Cash of $371,678 and U.S. Treasury Securities with a market value of $128,663 have been segregated to cover requirement for open futures contracts as of March 31, 2012.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 05/16/12	Bank of New York Mellon	AUD	27	$28,890	$27,971	$(919)
Expiring 05/16/12	JPMorgan Chase	AUD	168	173,000	172,879	(121)
Expiring 05/16/12	Morgan Stanley	AUD	599	635,463	616,720	(18,743)
Expiring 05/16/12	Royal Bank of Canada	AUD	97	104,000	100,015	(3,985)
Brazilian Real,
Expiring 05/16/12	Barclays Capital Group	BRL	2,130	1,155,000	1,155,060	60
Expiring 05/16/12	Citigroup Global Markets	BRL	1,887	1,024,000	1,023,348	(652)
British Pound,
Expiring 05/16/12	Bank of New York Mellon	GBP	200	313,000	319,207	6,207
Expiring 05/16/12	Bank of New York Mellon	GBP	96	152,255	154,162	1,907
Expiring 05/16/12	Bank of New York Mellon	GBP	87	137,000	138,634	1,634
Expiring 05/16/12	Bank of New York Mellon	GBP	74	116,365	118,306	1,941
Expiring 05/16/12	Bank of New York Mellon	GBP	69	109,000	109,948	948
Expiring 05/16/12	Bank of New York Mellon	GBP	59	94,000	94,707	707
Expiring 05/16/12	Bank of New York Mellon	GBP	47	74,000	75,522	1,522
Expiring 05/16/12	Bank of New York Mellon	GBP	42	67,000	67,565	565
Expiring 05/16/12	JPMorgan Chase	GBP	86	135,000	137,603	2,603
Expiring 05/16/12	JPMorgan Chase	GBP	75	119,000	119,617	617
Expiring 05/16/12	JPMorgan Chase	GBP	67	106,000	106,843	843
Expiring 05/16/12	Morgan Stanley	GBP	66	103,000	104,950	1,950
Canadian Dollar,
Expiring 05/16/12	Bank of New York Mellon	CAD	131	131,000	131,130	130
Expiring 05/16/12	Bank of New York Mellon	CAD	120	120,000	120,173	173
Expiring 05/16/12	Bank of New York Mellon	CAD	88	88,000	87,971	(29)
Expiring 05/16/12	JPMorgan Chase	CAD	153	153,000	153,364	364
Expiring 05/16/12	Morgan Stanley	CAD	5,441	5,440,205	5,449,726	9,521
Expiring 05/16/12	Morgan Stanley	CAD	194	195,000	193,987	(1,013)
Expiring 05/16/12	Royal Bank of Canada	CAD	4,499	4,493,000	4,505,589	12,589
Expiring 05/16/12	Royal Bank of Canada	CAD	128	130,000	128,460	(1,540)
Chinese Yuan,
Expiring 06/25/12	Barclays Capital Group	CNY	1,357	216,000	215,202	(798)
Expiring 06/25/12	Charles Schwab	CNY	28,553	4,475,000	4,527,652	52,652
Expiring 06/25/12	JPMorgan Chase	CNY	1,983	311,000	314,437	3,437
Expiring 06/25/12	JPMorgan Chase	CNY	1,210	192,000	191,793	(207)
Expiring 06/25/12	JPMorgan Chase	CNY	669	105,000	106,072	1,072
Expiring 09/28/12	Bank of New York Mellon	CNY	1,289	203,000	204,351	1,351
Expiring 09/28/12	Credit Suisse First Boston Corp.	CNY	23,686	3,723,000	3,754,868	31,868
Expiring 09/28/12	Deutsche Bank	CNY	1,418	222,000	224,791	2,791

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Czech Koruna,
Expiring 05/16/12	Bank of New York Mellon	CSK	1,275	$67,000	$68,568	$1,568
Expiring 05/16/12	Deutsche Bank	CSK	8,418	443,589	452,850	9,261
Danish Krone,
Expiring 05/16/12	Barclays Capital Group	DKK	566	100,276	101,417	1,141
Euro,
Expiring 05/16/12	Bank of New York Mellon	EUR	482	638,000	643,259	5,259
Expiring 05/16/12	Bank of New York Mellon	EUR	460	610,000	614,007	4,007
Expiring 05/16/12	Bank of New York Mellon	EUR	405	532,000	539,977	7,977
Expiring 05/16/12	Bank of New York Mellon	EUR	317	427,000	422,845	(4,155)
Expiring 05/16/12	Bank of New York Mellon	EUR	258	339,000	343,589	4,589
Expiring 05/16/12	Bank of New York Mellon	EUR	250	336,661	333,542	(3,119)
Expiring 05/16/12	Bank of New York Mellon	EUR	235	316,000	313,120	(2,880)
Expiring 05/16/12	Bank of New York Mellon	EUR	219	289,000	291,428	2,428
Expiring 05/16/12	Barclays Capital Group	EUR	810	1,069,926	1,080,545	10,619
Expiring 05/16/12	Citigroup Global Markets	EUR	1,704	2,282,000	2,272,988	(9,012)
Expiring 05/16/12	JPMorgan Chase	EUR	441	588,000	588,021	21
Expiring 05/16/12	JPMorgan Chase	EUR	367	479,000	490,133	11,133
Expiring 05/16/12	JPMorgan Chase	EUR	367	486,000	490,004	4,004
Expiring 05/16/12	JPMorgan Chase	EUR	320	424,000	426,250	2,250
Expiring 05/16/12	JPMorgan Chase	EUR	209	279,000	279,425	425
Expiring 05/16/12	Morgan Stanley	EUR	177	232,000	235,714	3,714
Expiring 05/16/12	State Street Bank	EUR	701	923,753	935,638	11,885
Japanese Yen,
Expiring 05/16/12	Bank of America	JPY	1,152,429	15,005,000	13,929,230	(1,075,770)
Expiring 05/16/12	Bank of America	JPY	19,893	239,902	240,447	545
Expiring 05/16/12	Bank of New York Mellon	JPY	31,072	392,000	375,561	(16,439)
Expiring 05/16/12	Bank of New York Mellon	JPY	29,749	380,000	359,572	(20,428)
Expiring 05/16/12	Bank of New York Mellon	JPY	18,541	228,000	224,107	(3,893)
Expiring 05/16/12	Bank of New York Mellon	JPY	16,718	208,000	202,067	(5,933)
Expiring 05/16/12	Bank of New York Mellon	JPY	15,642	192,000	189,056	(2,944)
Expiring 05/16/12	Bank of New York Mellon	JPY	15,350	190,000	185,527	(4,473)
Expiring 05/16/12	JPMorgan Chase	JPY	40,469	484,000	489,147	5,147
Expiring 05/16/12	JPMorgan Chase	JPY	14,296	172,000	172,792	792
Expiring 05/16/12	Morgan Stanley	JPY	33,523	405,000	405,185	185
Expiring 05/16/12	Morgan Stanley	JPY	22,550	274,000	272,558	(1,442)
Expiring 05/16/12	Royal Bank of Canada	JPY	1,153,615	14,784,245	13,943,560	(840,685)
Expiring 05/16/12	Royal Bank of Canada	JPY	32,758	405,000	395,942	(9,058)
Malaysian Ringgit,
Expiring 06/22/12	JPMorgan Chase	MYR	5,430	1,769,553	1,762,671	(6,882)
Expiring 06/22/12	JPMorgan Chase	MYR	3,679	1,184,000	1,194,308	10,308
Expiring 06/22/12	JPMorgan Chase	MYR	354	115,000	114,818	(182)
Mexican Peso,
Expiring 05/16/12	Bank of New York Mellon	MXN	1,518	117,000	118,083	1,083
Expiring 05/16/12	Bank of New York Mellon	MXN	1,220	94,000	94,887	887
Expiring 05/16/12	Morgan Stanley	MXN	1,477	116,000	114,898	(1,102)
Expiring 05/16/12	Royal Bank of Scotland	MXN	18,294	1,438,129	1,423,412	(14,717)
Norwegian Krone,
Expiring 05/16/12	Bank of New York Mellon	NOK	423	74,000	74,074	74
Expiring 05/16/12	Goldman Sachs & Co.	NOK	29,046	5,054,929	5,091,120	36,191
Expiring 05/16/12	JPMorgan Chase	NOK	699	120,000	122,542	2,542
Expiring 05/16/12	Morgan Stanley	NOK	394	69,000	69,001	1
Russian Ruble,
Expiring 05/16/12	Barclays Capital Group	RUB	66,597	2,171,000	2,255,237	84,237
Singapore Dollar,
Expiring 05/16/12	Bank of America	SGD	816	646,272	649,010	2,738
South African Rand,
Expiring 05/16/12	Bank of New York Mellon	ZAR	556	72,173	71,952	(221)
South Korean Won,
Expiring 04/17/12	Bank of New York Mellon	KRW	261,823	234,000	230,754	(3,246)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
South Korean Won (cont’d.),
Expiring 04/17/12	JPMorgan Chase	KRW	275,232	$244,000	$242,572	$(1,428)
Expiring 04/17/12	JPMorgan Chase	KRW	211,224	185,000	186,159	1,159
Expiring 04/17/12	Morgan Stanley	KRW	3,733,988	3,205,140	3,290,901	85,761
Swedish Krona,
Expiring 05/16/12	Bank of New York Mellon	SEK	502	75,000	75,716	716
Expiring 05/16/12	Morgan Stanley	SEK	13,421	2,003,276	2,024,737	21,461
Swiss Franc,
Expiring 05/16/12	Bank of New York Mellon	CHF	72	80,000	79,359	(641)
Expiring 05/16/12	Bank of New York Mellon	CHF	69	76,000	76,072	72
Expiring 05/16/12	Credit Suisse First Boston Corp.	CHF	3,073	3,360,447	3,406,011	45,564
Thai Baht,
Expiring 05/16/12	JPMorgan Chase	THB	28,743	926,000	928,764	2,764

				$92,494,449	$90,957,752	$(1,536,697)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 05/16/12	Citigroup Global Markets	AUD	1,071	$1,102,000	$1,103,319	$(1,319)
Expiring 05/16/12	Royal Bank of Canada	AUD	2,160	2,265,000	2,225,147	39,853
Brazilian Real,
Expiring 05/16/12	JPMorgan Chase	BRL	9,073	5,150,000	4,919,149	230,851
Expiring 05/16/12	JPMorgan Chase	BRL	226	130,000	122,432	7,568
British Pound,
Expiring 05/16/12	Bank of New York Mellon	GBP	212	336,105	339,091	(2,986)
Expiring 05/16/12	Bank of New York Mellon	GBP	173	275,157	276,830	(1,673)
Expiring 05/16/12	Bank of New York Mellon	GBP	19	30,154	30,531	(377)
Expiring 05/16/12	Citigroup Global Markets	GBP	1,395	2,209,000	2,230,032	(21,032)
Expiring 05/16/12	JPMorgan Chase	GBP	218	349,000	349,375	(375)
Expiring 05/16/12	Royal Bank of Canada	GBP	133	212,000	212,320	(320)
Expiring 05/16/12	Royal Bank of Scotland	GBP	729	1,144,276	1,165,036	(20,760)
Expiring 05/16/12	Royal Bank of Scotland	GBP	75	119,256	120,301	(1,045)
Canadian Dollar,
Expiring 05/16/12	Bank of New York Mellon	CAD	70	70,000	70,154	(154)
Expiring 05/16/12	State Street Bank	CAD	2,168	2,194,881	2,171,100	23,781
Chinese Yuan,
Expiring 06/25/12	Bank of New York Mellon	CNY	2,330	363,000	369,430	(6,430)
Expiring 06/25/12	JPMorgan Chase	CNY	4,637	724,000	735,331	(11,331)
Expiring 06/25/12	JPMorgan Chase	CNY	1,531	240,000	242,710	(2,710)
Expiring 06/25/12	Standard Chartered PLC	CNY	25,274	3,951,790	4,007,686	(55,896)
Expiring 09/28/12	Standard Chartered PLC	CNY	26,393	4,125,802	4,184,010	(58,208)
Euro,
Expiring 05/16/12	Bank of America	EUR	92	120,965	123,326	(2,361)
Expiring 05/16/12	Bank of New York Mellon	EUR	458	609,935	611,069	(1,134)
Expiring 05/16/12	Bank of New York Mellon	EUR	384	502,294	512,368	(10,074)
Expiring 05/16/12	Bank of New York Mellon	EUR	362	479,803	482,999	(3,196)
Expiring 05/16/12	Bank of New York Mellon	EUR	99	130,800	131,922	(1,122)
Expiring 05/16/12	Citigroup Global Markets	EUR	859	1,118,000	1,146,421	(28,421)
Expiring 05/16/12	Deutsche Bank	EUR	1,889	2,505,018	2,519,857	(14,839)
Expiring 05/16/12	Morgan Stanley	EUR	302	404,374	402,600	1,774
Expiring 05/16/12	Morgan Stanley	EUR	158	211,000	211,182	(182)
Expiring 05/16/12	Royal Bank of Canada	EUR	2,136	2,825,965	2,849,204	(23,239)
Japanese Yen,
Expiring 05/16/12	Bank of New York Mellon	JPY	257,737	3,203,692	3,115,228	88,464
Expiring 05/16/12	Bank of New York Mellon	JPY	36,185	444,173	437,362	6,811
Expiring 05/16/12	Barclays Capital Group	JPY	76,859	976,000	928,982	47,018
Expiring 05/16/12	JPMorgan Chase	JPY	170,823	2,179,001	2,064,716	114,285
Expiring 05/16/12	JPMorgan Chase	JPY	64,249	781,000	776,572	4,428

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Japanese Yen (cont’d.),
Expiring 05/16/12	Standard Chartered PLC	JPY	92,238	$1,115,000	$1,114,871	$129
Mexican Peso,
Expiring 05/16/12	Citigroup Global Markets	MXN	62,996	4,908,896	4,901,438	7,458
Expiring 05/16/12	Royal Bank of Scotland	MXN	15,424	1,212,000	1,200,068	11,932
Norwegian Krone,
Expiring 05/16/12	Bank of New York Mellon	NOK	409	73,000	71,614	1,386
Polish Zloty,
Expiring 05/16/12	Goldman Sachs & Co.	PLN	6,632	2,071,132	2,122,311	(51,179)
Expiring 05/16/12	JPMorgan Chase	PLN	4,673	1,455,797	1,495,372	(39,575)
South African Rand,
Expiring 05/16/12	Bank of New York Mellon	ZAR	2,004	264,014	259,418	4,596
Expiring 05/16/12	Royal Bank of Canada	ZAR	3,695	471,740	478,278	(6,538)
Swiss Franc,
Expiring 05/16/12	Bank of New York Mellon	CHF	119	130,000	131,384	(1,384)

				$53,185,020	$52,962,546	$222,474

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Warrants	$—	$—	$38,750
Asset-Backed Securities	—	5,348,687	—
Commercial Mortgage-Backed Securities	—	8,924,732	—
Corporate Obligations	—	59,805,722	—
Foreign Bonds	—	237,578,828	—
Municipal Bonds	—	6,487,977	—
Residential Mortgage-Backed
Securities	—	2,198,519	—
Sovereign Issues	—	1,847,235	—
U.S. Government Agency Obligations	—	69,131,560	—
U. S. Treasury Obligations	—	35,651,276	—
Affiliated Money Market Mutual Fund	29,773,534	—	—
Other Financial Instruments*
Futures	224,192	—	—
Foreign Forward Currency Contracts	—	(1,314,223)	—

Total	$29,997,726	$425,660,313	$38,750

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2012 were as follows:

Foreign Bonds	46.7%
U.S. Government Agency Obligations	15.4
U.S. Treasury Obligations	7.9
Affiliated Money Market Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	6.6
Sovereign Issues	6.6
Financial Services	2.7
Commercial Mortgage-Backed Securities	2.0
Oil & Gas	1.5
Municipal Bonds	1.4
Asset-Backed Securities	1.2
Financial – Bank & Trust	1.1
Media	0.8
Pipelines	0.7
Telecommunications	0.6
Utilities	0.6
Insurance	0.6
Residential Mortgage-Backed Securities	0.5
Metals & Mining	0.5
Healthcare Services	0.4
Electric	0.3

Computer Services & Software	0.3%
Entertainment & Leisure	0.3
Real Estate Investment Trusts	0.3
Advertising	0.2
Food	0.2
Pharmaceuticals	0.2
Airlines	0.2
Retail & Merchandising	0.2
Farming & Agriculture	0.2
Transportation	0.2
Aerospace & Defense	0.2
Tobacco	0.1
Chemicals	0.1
Biotechnology	0.1
Paper & Forest Products	0.1
Real Estate	0.1
Holding Companies – Diversified	0.1
Office Equipment	0.1
Environmental Control	0.1
Manufacturing	0.1
Beverages	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.8%
Aerospace & Defense — 2.0%
Boeing Co. (The)	738,100	$54,892,497

Airlines — 0.2%
United Continental Holdings, Inc.*	318,200	6,841,300

Apparel — 0.5%
Ralph Lauren Corp.	78,000	13,597,740

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	218,980	20,334,483
Biogen Idec, Inc.*	206,800	26,050,596
Celgene Corp.*	448,308	34,752,836
Gilead Sciences, Inc.*	850,600	41,551,810
Human Genome Sciences, Inc.*(a)	779,500	6,423,080

		129,112,805

Business Services — 2.3%
MasterCard, Inc. (Class A Stock)	148,500	62,450,190

Chemicals — 2.9%
Praxair, Inc.	439,700	50,407,208
Sherwin-Williams Co. (The)	251,600	27,341,372

		77,748,580

Commercial Services & Supplies — 1.6%
McKesson Corp.(a)	509,600	44,727,592

Communication Equipment — 5.4%
Juniper Networks, Inc.*(a)	3,233,800	73,989,344
QUALCOMM, Inc.	1,073,300	73,005,866

		146,995,210

Computer Hardware — 12.8%
Apple, Inc.*	445,500	267,063,885
EMC Corp.*(a)	1,732,100	51,755,148
NetApp, Inc.*	622,800	27,882,756

		346,701,789

Computer Services & Software — 6.8%
Akamai Technologies, Inc.*	346,000	12,698,200
Autodesk, Inc.*	443,000	18,747,760
Informatica Corp.*(a)	446,900	23,641,010
Nuance Communications, Inc.*(a)	1,014,960	25,962,677
Red Hat, Inc.*	488,500	29,256,265
salesforce.com, Inc.*(a)	218,300	33,729,533
SanDisk Corp.*	843,400	41,824,206

		185,859,651

Distribution/Wholesale — 2.0%
Fastenal Co.(a)	382,100	20,671,610
Fossil, Inc.*(a)	252,100	33,272,158

		53,943,768

Financial Services — 2.7%
Franklin Resources, Inc.	356,800	44,253,904
JPMorgan Chase & Co.	619,900	28,503,002

		72,756,906

Food — 0.5%
Whole Foods Market, Inc.	171,900	14,302,080

Healthcare Products — 1.6%
Baxter International, Inc.	413,600	24,725,008
DENTSPLY International, Inc.	440,200	17,665,226

		42,390,234

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services — 1.6%
UnitedHealth Group, Inc.	715,100	$42,147,994

Hotels, Restaurants & Leisure — 6.2%
Carnival Corp. (Panama)	1,419,300	45,531,144
Chipotle Mexican Grill, Inc.*(a)	75,700	31,642,600
Las Vegas Sands Corp.	786,400	45,273,048
Starwood Hotels & Resorts Worldwide, Inc.	789,300	44,524,413

		166,971,205

Internet & Catalog Retail — 1.2%
Liberty Interactive Corp. (Class A Stock)*	1,675,900	31,992,931

Internet Services — 15.7%
Amazon.com, Inc.*	397,147	80,426,239
Baidu, Inc. (Cayman Islands), ADR*	396,600	57,812,382
eBay, Inc.*	690,100	25,457,789
Google, Inc. (Class A Stock)*	178,760	114,628,062
Groupon, Inc.*(a)	589,700	10,838,686
LinkedIn Corp. (Class A Stock)*(a)	155,700	15,879,843
NetFlix, Inc.*(a)	133,200	15,323,328
priceline.com, Inc.*	138,400	99,302,000
Zynga, Inc. (Class A Stock)*(a)	473,600	6,227,840

		425,896,169

Medical Supplies & Equipment — 1.6%
Edwards Lifesciences Corp.*	253,000	18,400,690
Stryker Corp.	460,600	25,554,088

		43,954,778

Metal Fabricate/Hardware — 1.6%
Precision Castparts Corp.	244,400	42,256,760

Metals & Mining — 0.8%
Peabody Energy Corp.	774,600	22,432,416

Oil & Gas — 0.7%
Southwestern Energy Co.*	646,000	19,767,600

Oil, Gas & Consumable Fuels — 5.1%
Cimarex Energy Co.	472,900	35,689,763
EOG Resources, Inc.	300,600	33,396,660
Range Resources Corp.	397,200	23,093,208
Schlumberger Ltd. (Netherlands)	652,300	45,615,339

		137,794,970

Pharmaceuticals — 2.3%
Express Scripts, Inc.*(a)	744,600	40,342,428
Valeant Pharmaceuticals International, Inc. (Canada)*	397,900	21,363,251

		61,705,679

Retail — 0.1%
Tractor Supply Co.(a)	30,000	2,716,800

Retail & Merchandising — 5.4%
Danaher Corp.	1,482,700	83,031,200
Starbucks Corp.	1,134,600	63,412,794

		146,443,994

Semiconductors — 1.0%
Atmel Corp.*(a)	2,861,000	28,209,460

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom Corp. (Class A Stock)*	1,162,000	45,666,600

Telecommunications — 2.4%
Crown Castle International Corp.*	1,223,555	65,264,424

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 3.3%
Union Pacific Corp.	417,400	$44,862,152
United Parcel Service, Inc. (Class B Stock)	557,900	45,033,688

		89,895,840

TOTAL COMMON STOCKS
(cost $2,225,504,689)		2,625,437,962

PREFERRED STOCK
Internet Services
Living Social, (PRFC)*(g)
(cost $1,352,010)	175,814	936,737

TOTAL LONG-TERM INVESTMENTS
(cost $2,226,856,699)		2,626,374,699

SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $314,088,552; includes $273,596,455 of cash collateral for securities on loan)(b)(w)	314,088,552	314,088,552

TOTAL INVESTMENTS — 108.4%
(cost $2,540,945,251)		2,940,463,251
Liabilities in excess of other assets — (8.4)%		(228,227,882)

NET ASSETS — 100.0%		$2,712,235,369

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,782,191; cash collateral of $273,596,455 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,625,437,962	$—	$—
Preferred Stock	—	—	936,737
Affiliated Money Market Mutual Fund	314,088,552	—	—

Total	$2,939,526,514	$—	$936,737

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 97.3%
Agriculture — 0.2%
Archer-Daniels-Midland Co.	41,600	$1,317,056

Building Materials — 1.0%
Martin Marietta Materials, Inc.(a)	91,200	7,809,456

Chemicals — 7.0%
Air Products & Chemicals, Inc.	99,800	9,161,640
LyondellBasell Industries NV (Netherlands) (Class A Stock)	104,800	4,574,520
Mosaic Co. (The)	51,400	2,841,906
Potash Corp. of Saskatchewan, Inc. (Canada)	406,400	18,568,416
Praxair, Inc.	130,600	14,971,984
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	74,400	4,365,048

		54,483,514

Construction — 4.4%
Fluor Corp.	124,900	7,498,996
Foster Wheeler AG (Switzerland)*	184,760	4,205,138
Louisiana-Pacific Corp.*	426,400	3,986,840
McDermott International, Inc. (Panama)*	564,500	7,231,245
Multiplan Empreendimentos Imobiliarios SA (Brazil)	37,100	851,769
Technip SA (France)	89,456	10,538,482

		34,312,470

Containers & Packaging — 0.3%
Owens-Illinois, Inc.*	114,800	2,679,432

Electric — 1.7%
Edison International	110,600	4,701,606
MDU Resources Group, Inc.	375,700	8,411,923

		13,113,529

Energy Services — 3.1%
Calpine Corp.*	674,600	11,609,866
Peabody Energy Corp.	420,200	12,168,992

		23,778,858

Exploration & Production — 4.3%
Devon Energy Corp.	81,814	5,818,612
Murphy Oil Corp.	218,500	12,294,995
Nexen, Inc. (Canada)	320,700	5,884,845
Royal Dutch Shell PLC (United Kingdom), ADR	128,975	9,045,017

		33,043,469

Integrated Petroleum — 5.4%
Baker Hughes, Inc.(a)	245,953	10,315,269
Chevron Corp.	172,456	18,494,181
Exxon Mobil Corp.	148,108	12,845,407

		41,654,857

Machinery & Equipment — 2.3%
Babcock & Wilcox Co. (The)*	321,800	8,286,350
Joy Global, Inc.(a)	130,499	9,591,676

		17,878,026

Metals & Mining — 14.5%
Anglo American PLC (United Kingdom)	197,162	7,369,923
Arch Coal, Inc.(a)	940,200	10,069,542
BHP Billiton Ltd. (Australia)	379,247	13,596,307

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Compass Minerals International, Inc.(a)	34,000	$2,439,160
Eastern Platinum Ltd. (Canada)*	5,954,300	2,387,809
Eldorado Gold Corp. (Canada)	773,300	10,625,142
Franco-Nevada Corp. (Canada)	130,100	5,594,254
Freeport-McMoRan Copper & Gold, Inc.	301,806	11,480,700
Fresnillo PLC (United Kingdom)	157,642	4,029,301
HudBay Minerals, Inc. (Canada)	507,600	5,563,296
IAMGOLD Corp. (Canada)	462,738	6,149,788
Osisko Mining Corp. (Canada)*	468,100	5,434,456
Petra Diamonds Ltd. (Bermuda)*	1,587,818	4,454,627
Tenaris SA (Luxembourg), ADR(a)	156,200	5,971,526
Vale SA (Brazil), ADR	373,000	8,702,090
Vulcan Materials Co.	6,400	273,472
Walter Energy, Inc.	63,300	3,747,993
Xstrata PLC (United Kingdom)	248,581	4,246,393

		112,135,779

Oil & Gas — 38.6%
Bill Barrett Corp.*(a)	191,600	4,983,516
Cabot Oil & Gas Corp.	61,700	1,923,189
Cameron International Corp.*	424,200	22,410,486
CARBO Ceramics, Inc.(a)	33,900	3,574,755
Cimarex Energy Co.	101,494	7,659,752
Cobalt International Energy, Inc.*	233,800	7,021,014
Concho Resources, Inc.*	68,000	6,941,440
Diamond Offshore Drilling, Inc.(a)	147,400	9,838,950
ENI SpA (Italy)	494,214	11,594,212
Ensco PLC (United Kingdom), ADR	178,900	9,469,177
EQT Corp.	138,200	6,662,622
Gazprom OAO (Russia), ADR	751,466	9,167,885
Goodrich Petroleum Corp.*(a)	185,200	3,522,504
Halliburton Co.	249,700	8,287,543
Hess Corp.	177,700	10,475,415
Kosmos Energy LLC (Bermuda)*	315,200	4,173,248
Laredo Petroleum Holdings, Inc.*	48,200	1,129,808
Marathon Petroleum Corp.	105,100	4,557,136
Matador Resources Co.*(a)	83,900	918,705
Noble Corp. (Switzerland)*(a)	310,167	11,621,957
Ophir Energy PLC (United Kingdom)*	600,254	4,872,503
Pacific Rubiales Energy Corp. (Canada)	200,100	5,845,821
Petroleo Brasileiro SA (Brazil), ADR(a)	417,500	10,671,300
Petrominerales Ltd. (Canada)	228,400	4,247,652
QEP Resources, Inc.(a)	273,200	8,332,600
QGEP Participacoes SA (Brazil)	83,600	599,482
Range Resources Corp.(a)	153,900	8,947,746
Schlumberger Ltd. (Netherlands)	490,925	34,330,385
SM Energy Co.	74,000	5,236,980
Southwestern Energy Co.*	390,800	11,958,480
Spectra Energy Corp.	253,100	7,985,305
Subsea 7 SA (Luxembourg)*	261,508	6,924,871
Suncor Energy, Inc. (Canada)	170,600	5,578,620
Trican Well Service Ltd. (Canada)	443,300	6,510,948
Tullow Oil PLC (United Kingdom)	491,778	12,011,276
Williams Cos., Inc. (The)	298,900	9,209,109
WPX Energy, Inc.*	390,133	7,026,295
YPF SA (Argentina), ADR	58,200	1,653,462

		297,876,149

Paper & Forest Products — 1.8%
International Paper Co.	152,500	5,352,750

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Weyerhaeuser Co.(a)	379,851	$8,326,334

		13,679,084

Petroleum Exploration & Production — 8.2%
BG Group PLC (United Kingdom)	691,318	16,011,332
Canadian Natural Resources Ltd. (Canada)	359,900	11,941,482
EOG Resources, Inc.	99,800	11,087,780
FMC Technologies, Inc.*(a)	317,400	16,003,308
Newfield Exploration Co.*	238,300	8,264,244

		63,308,146

Real Estate — 0.1%
Hang Lung Properties Ltd. (Hong Kong)	235,000	860,950

Real Estate Investment Trusts — 0.5%
Boston Properties, Inc.(a)	10,300	1,081,397
Camden Property Trust	18,500	1,216,375
Federal Realty Investment Trust	9,500	919,505
Simon Property Group, Inc.	6,863	999,802

		4,217,079

Retail — 0.2%
Harry Winston Diamond Corp. (Canada)*	80,200	1,180,346

Semiconductors — 0.3%
First Solar, Inc.*(a)	95,500	2,392,275

Telecommunications — 1.6%
Quanta Services, Inc.*	597,796	12,493,936

Transportation — 0.3%
Kansas City Southern*	27,400	1,964,306

Utilities — 1.5%
AES Corp. (The)*	614,600	8,032,822
GenOn Energy, Inc.*	1,810,800	3,766,464

		11,799,286

TOTAL COMMON STOCKS
(cost $762,467,232)		751,978,003

Interest Rate	Maturity Date	Moody’s Rating†	Principal Amount (000)#
CONVERTIBLE BOND — 0.4%
Metals & Mining
United States Steel Corp.,
Sr. Unsec’d. Notes (cost $2,576,892)
4.000%	05/15/14	B1	$2,423	2,865,198

TOTAL LONG-TERM INVESTMENTS
(cost $765,044,124)				754,843,201

	Shares	Value
SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $111,454,323; includes $93,122,068 of cash collateral received for securities on loan)(b)(w)	111,454,323	$111,454,323

TOTAL INVESTMENTS — 112.1%
(cost $876,498,447)		866,297,524
Liabilities in excess of other assets — (12.1)%		(93,639,143)

NET ASSETS — 100.0%		$772,658,381

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
†	The rating reflected is as of March 31, 2012. Rating of bond may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,438,664; cash collateral of $93,122,068 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$751,978,003	$—	$—
Convertible Bond	—	2,865,198	—
Affiliated Money Market Mutual Fund	111,454,323	—	—

Total	$863,432,326	$2,865,198	$—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
COMMON STOCKS — 85.9%
Advertising — 1.0%
Airmedia Group, Inc. (Cayman Islands), ADR*	84,900	$261,492
Focus Media Holding Ltd. (Cayman Islands), ADR	41,700	1,047,504
Omnicom Group, Inc.(a)	108,993	5,520,495
Publicis Groupe SA (France)	16,497	909,459

		7,738,950

Aerospace & Defense — 2.3%
BAE Systems PLC (United Kingdom)	166,611	799,210
Boeing Co. (The)	13,210	982,428
General Dynamics Corp.	75,181	5,516,782
Lockheed Martin Corp.(a)	48,357	4,345,360
Northrop Grumman Corp.	76,829	4,692,715
Rolls-Royce Holdings PLC (United Kingdom)*	33,186	431,015
Zodiac Aerospace (France)	7,494	780,294

		17,547,804

Agriculture — 0.7%
Philip Morris International, Inc.	62,930	5,576,227

Apparel — 0.6%
Burberry Group PLC (United Kingdom)	46,418	1,111,448
Coach, Inc.	29,910	2,311,445
Deckers Outdoor Corp.*(a)	11,390	718,140
Hanesbrands, Inc.*	23,100	682,374

		4,823,407

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.*	51,710	1,234,835
Continental AG (Germany)*	6,706	632,955
Stanley Electric Co. Ltd. (Japan)	17,200	273,263
WABCO Holdings, Inc.*	14,260	862,445

		3,003,498

Automobile Manufacturers — 0.9%
Daimler AG (Germany)	27,971	1,686,564
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	830,054	1,498,588
General Motors Co.*(a)	39,740	1,019,331
Navistar International Corp.*	13,800	558,210
PACCAR, Inc.(a)	50,048	2,343,748

		7,106,441

Banks — 6.6%
Banco Santander Brasil SA (Brazil), ADS	71,200	652,904
Bank of Ireland (Ireland)*	1,405,184	232,389
Citigroup, Inc.	12,260	448,103
Credit Suisse Group AG (Switzerland)	45,582	1,299,241
Cullen/Frost Bankers, Inc.	29,345	1,707,586
EFG International AG (Switzerland)*	87,158	849,663
First Midwest Bancorp, Inc.	62,600	749,948
First Republic Bank*	33,690	1,109,749
Goldman Sachs Group, Inc. (The)	11,520	1,432,742
Hancock Holding Co.	16,950	601,894
Huntington Bancshares, Inc.	54,800	353,460
International Bancshares Corp.	55,030	1,163,884
JPMorgan Chase & Co.	171,682	7,893,938
M&T Bank Corp.	35,195	3,057,742
MB Financial, Inc.	28,340	594,857

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	31,600	$157,294
PNC Financial Services Group, Inc.	140,649	9,070,454
Regions Financial Corp.	22,800	150,252
Royal Bank of Scotland Group PLC (United Kingdom)*	1,560,534	689,910
Societe Generale (France)	27,062	792,778
Standard Chartered PLC (United Kingdom)	.35,165	877,438
SunTrust Banks, Inc.	13,300	321,461
UBS AG (Switzerland), (NYSE)*	48,030	673,381
UBS AG (Switzerland), (SIX)*	54,900	769,342
Webster Financial Corp.	43,510	986,372
Wells Fargo & Co.	364,254	12,435,632
Westamerica Bancorporation	6,600	316,800

		49,389,214

Beverages — 2.0%
C&C Group PLC (Ireland)	113,110	580,794
Coca-Cola Co. (The)	18,742	1,387,095
Diageo PLC (United Kingdom), ADR	6,744	650,796
Green Mountain Coffee Roasters, Inc.*(a)	9,380	439,359
Grupo Modelo SAB de CV (Mexico) (Class C Stock)	135,427	949,507
Molson Coors Brewing Co. (Class B Stock)	.52,070	2,356,168
PepsiCo, Inc.	127,194	8,439,322

		14,803,041

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	4,820	447,585
Amgen, Inc.	56,310	3,828,517
Amylin Pharmaceuticals, Inc.*	28,800	718,848
Biogen Idec, Inc.*	12,505	1,575,255
Celgene Corp.*	17,004	1,318,150
Charles River Laboratories International, Inc.*	39,900	1,439,991
Gilead Sciences, Inc.*	10,045	490,698
Life Technologies Corp.*	18,010	879,248
Vertex Pharmaceuticals, Inc.*	19,515	800,310

		11,498,602

Building Materials — 0.7%
CRH PLC (Ireland)	32,567	666,759
HeidelbergCement AG (Germany)	13,321	806,324
Kingspan Group PLC (Ireland)*	29,898	311,026
Lennox International, Inc.	65,345	2,633,404
Masco Corp.	41,900	560,203

		4,977,716

Chemicals — 1.6%
BASF SE (Germany)	10,789	943,798
Dow Chemical Co. (The)	125,510	4,347,666
Huabao International Holdings Ltd. (Bermuda)	1,681,000	1,093,168
JSR Corp. (Japan)	40,753	820,279
Mosaic Co. (The)	26,690	1,475,690
Petronas Chemicals Group Bhd (Malaysia)	252,008	554,442
Sherwin-Williams Co. (The)	16,425	1,784,905
TSRC Corp. (Taiwan)	301,890	772,254

		11,792,202

Coal — 0.2%
Bumi PLC (United Kingdom)*	12,474	124,999

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Coal (cont’d.)
CONSOL Energy, Inc.	27,800	$947,980
Peabody Energy Corp.	10,090	292,206
Walter Energy, Inc.	7,578	448,693

		1,813,878

Commercial Services — 2.5%
Anhanguera Educacional Participacoes SA (Brazil)	34,300	405,674
Arbitron, Inc.	28,120	1,039,878
Automatic Data Processing, Inc.	39,616	2,186,407
Benesse Holdings, Inc. (Japan)	6,600	328,924
Corrections Corp. of America*	21,400	584,434
Edenred (France)	25,761	775,108
ITT Educational Services, Inc.*(a)	4,969	328,650
Localiza Rent a Car SA (Brazil)	24,325	447,736
MAXIMUS, Inc.	27,460	1,116,798
Monro Muffler Brake, Inc.	2,555	106,007
New Oriental Education & Technology Group, Inc. (Cayman Islands), ADR*	11,200	307,552
QinetiQ Group PLC (United Kingdom)	323,911	825,320
SEI Investments Co.	130,815	2,706,562
Towers Watson & Co. (Class A Stock)	9,950	657,396
Western Union Co. (The)	382,497	6,731,947

		18,548,393

Computers — 4.7%
Apple, Inc.*	25,465	15,265,504
Cadence Design Systems, Inc.*(a)	92,855	1,099,403
Cognizant Technology Solutions Corp. (Class A Stock)*	12,710	978,034
Dell, Inc.*	72,728	1,207,285
Diebold, Inc.	26,240	1,010,765
EMC Corp.*	206,464	6,169,144
Fortinet, Inc.*	12,280	339,542
Fujitsu Ltd. (Japan)	61,905	326,091
Hewlett-Packard Co.	33,580	800,211
IHS, Inc. (Class A Stock)*	1,200	112,380
International Business Machines Corp.	12,357	2,578,288
Lenovo Group Ltd. (Hong Kong)	1,074,015	966,752
MTS Systems Corp.	19,300	1,024,637
NetApp, Inc.*	21,949	982,657
Riverbed Technology, Inc.*(a)	35,076	984,934
SanDisk Corp.*	8,046	399,001
Teradata Corp.*	11,010	750,332

		34,994,960

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.*	54,605	301,420
Greif, Inc. (Class A Stock)	8,940	499,925
Silgan Holdings, Inc.	20,645	912,509

		1,713,854

Cosmetics/Personal Care — 0.1%
Pola Orbis Holdings, Inc. (Japan)	15,000	447,626

Distribution/Wholesale — 0.2%
Mitsui & Co. Ltd. (Japan)	19,700	322,978
United Stationers, Inc.	37,840	1,174,175

		1,497,153

Diversified Financial Services — 1.5%
BlackRock, Inc.	33,481	6,860,257
CETIP SA - Mercados Organizados (Brazil)	16,600	274,628

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
CITIC Securities Co. Ltd. (China) (Class H Stock)*	147,070	$295,445
Greenhill & Co., Inc.(a)	21,900	955,716
Hana Financial Group, Inc. (South Korea)	21,830	822,683
Invesco Ltd. (Bermuda)	31,175	831,437
T. Rowe Price Group, Inc.	23,710	1,548,263

		11,588,429

Diversified Machinery — 0.6%
Albany International Corp. (Class A Stock)	41,610	954,949
Amada Co. Ltd. (Japan)	44,000	296,629
Flowserve Corp.	12,530	1,447,340
IDEX Corp.	18,405	775,403
Zebra Technologies Corp. (Class A Stock)*	17,390	716,120

		4,190,441

Electric — 0.5%
Cia Energetica de Minas Gerais (Brazil), ADR	47,614	1,132,261
UniSource Energy Corp.	17,980	657,529
Westar Energy, Inc.	20,910	584,016
Xcel Energy, Inc.	52,400	1,387,028

		3,760,834

Electronic Components & Equipment — 0.5%
Acuity Brands, Inc.	7,690	483,163
Belden, Inc.	54,720	2,074,435
Schneider Electric SA (France)	17,167	1,121,662
Universal Display Corp.*(a)	7,280	265,938

		3,945,198

Electronics — 1.0%
Agilent Technologies, Inc.	37,890	1,686,484
Avnet, Inc.*	8,350	303,856
Coherent, Inc.*	10,320	601,966
Hon Hai Precision Industry Co. Ltd. (Taiwan)	449,330	1,743,153
Jabil Circuit, Inc.	28,845	724,586
Trimble Navigation Ltd.*	15,420	839,156
Waters Corp.*	17,309	1,603,852

		7,503,053

Engineering & Construction — 1.0%
Jacobs Engineering Group, Inc.*	32,935	1,461,326
McDermott International, Inc. (Panama)*	64,160	821,890
Vinci SA (France)	101,341	5,284,724

		7,567,940

Entertainment & Leisure — 1.7%
Brunswick Corp.(a)	19,610	504,958
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	33,600	619,920
Harley-Davidson, Inc.	32,140	1,577,431
Hasbro, Inc.(a)	62,490	2,294,633
Mattel, Inc.	144,078	4,849,665
Nintendo Co. Ltd. (Japan)	6,350	955,147
Sega Sammy Holdings, Inc. (Japan)	32,700	685,053
Yamaha Motor Co. Ltd. (Japan)	77,700	1,041,069

		12,527,876

Food — 2.1%
Carrefour SA (France)	9,227	221,202

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food (cont’d.)
Compass Group PLC (United Kingdom)	63,934	$670,325
General Mills, Inc.	71,320	2,813,574
Kraft Foods, Inc. (Class A Stock)	113,822	4,326,374
Post Holdings, Inc.	10,595	348,893
Ralcorp Holdings, Inc.*	10,490	777,204
Sysco Corp.	110,611	3,302,844
Tesco PLC (United Kingdom)	191,820	1,012,486
Unilever NV (Netherlands)(a)	73,880	2,514,136

		15,987,038

Forest Products & Paper — 0.5%
Deltic Timber Corp.	12,850	813,276
International Paper Co.	74,000	2,597,400
Sino-Forest Corp. (Canada)*(g)	22,480	22

		3,410,698

Gas — 0.9%
Atmos Energy Corp.	19,250	605,605
Beijing Enterprises Holdings Ltd. (Hong Kong)	18,500	112,803
New Jersey Resources Corp.	7,190	320,458
Snam Rete Gas SpA (Italy)	74,628	358,912
UGI Corp.	184,415	5,025,309
WGL Holdings, Inc.	9,690	394,383

		6,817,470

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc.(a)	38,993	3,000,901

Healthcare Products — 2.2%
Bruker Corp.*	41,035	628,246
Edwards Lifesciences Corp.*	15,270	1,110,587
Gen-Probe, Inc.*	16,525	1,097,425
Haemonetics Corp.*	6,630	461,978
Hologic, Inc.*	89,877	1,936,849
Intuitive Surgical, Inc.*	2,922	1,582,994
Johnson & Johnson	56,736	3,742,307
Medtronic, Inc.	125,414	4,914,975
PSS World Medical, Inc.*(a)	21,100	534,674
STERIS Corp.	15,000	474,300

		16,484,335

Healthcare Services — 0.9%
Aetna, Inc.	14,230	713,777
AmSurg Corp.*(a)	33,570	939,289
ICON PLC (Ireland), ADR*	64,430	1,367,205
UnitedHealth Group, Inc.	60,787	3,582,786

		6,603,057

Holding Companies – Diversified — 0.3%
Justice Holdings Ltd. (British Virgin Islands)*	25,337	352,578
LVMH Moet Hennessy Louis Vuitton SA (France)	3,861	663,506
Nava Bharat Ventures Ltd. (India)*	75,674	280,816
Shanghai Industrial Holdings Ltd. (Hong Kong)	197,000	607,574

		1,904,474

Home Builders — 0.6%
D.R. Horton, Inc.(a)	21,710	329,341
Lennar Corp. (Class A Stock)(a)	13,670	371,551
NVR, Inc.*	3,875	2,814,529

	Shares	Value
COMMON STOCKS (Continued)
Home Builders (cont’d.)
Persimmon PLC (United Kingdom)	76,786	$786,037

		4,301,458

Home Furnishings — 0.3%
De’longhi SpA (Italy)	78,010	964,474
Tempur-Pedic International, Inc.*(a)	16,180	1,366,077

		2,330,551

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc.	16,810	627,685
Las Vegas Sands Corp.	11,090	638,451
Wynn Macau Ltd. (Cayman Islands)	113,186	330,862

		1,596,998

Household Products/Wares — 0.2%
ACCO Brands Corp.*	74,350	922,683
Jarden Corp.	16,500	663,795

		1,586,478

Insurance — 3.3%
ACE Ltd. (Switzerland)	70,204	5,138,933
AIA Group Ltd. (Hong Kong)	285,136	1,044,629
Alleghany Corp.*	7,140	2,349,774
American International Group, Inc.*	36,900	1,137,627
Assured Guaranty Ltd. (Bermuda)	31,940	527,649
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	129,600	401,373
LIG Insurance Co. Ltd. (South Korea)	26,430	608,820
Marsh & McLennan Cos., Inc.	142,261	4,664,738
Platinum Underwriters Holdings Ltd. (Bermuda)	20,360	743,140
Primerica, Inc.	36,370	916,888
Prudential PLC (United Kingdom)	85,900	1,027,035
QBE Insurance Group Ltd. (Australia)	95,403	1,400,326
Reinsurance Group of America, Inc.	20,170	1,199,510
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	133	25,120
Swiss Re Ltd. (Switzerland)*	19,588	1,250,967
White Mountains Insurance Group Ltd. (Bermuda)	1,480	742,546
Zurich Financial Services AG (Switzerland)*	5,272	1,416,846

		24,595,921

Internet — 3.3%
Amazon.com, Inc.*	15,256	3,089,493
Blue Nile, Inc.*(a)	10,595	349,423
Ctrip.com International Ltd. (China), ADR*(a)	9,300	201,252
Daum Communications Corp. (South Korea)	5,001	525,678
Dena Co. Ltd. (Japan)	11,466	317,646
eBay, Inc.*	133,378	4,920,314
Equinix, Inc.*(a)	7,930	1,248,578
F5 Networks, Inc.*	4,930	665,353
Google, Inc. (Class A Stock)*	5,135	3,292,767
IAC/InterActiveCorp.	32,775	1,608,925
Kakaku.com, Inc. (Japan)	12,277	321,572
LinkedIn Corp. (Class A Stock)*(a)	10,305	1,051,007
NetEase.com (Cayman Islands), ADR*	10,355	601,626
priceline.com, Inc.*	3,557	2,552,148
Rakuten, Inc. (Japan)	481	503,838
Shutterfly, Inc.*	16,675	522,428
Sohu.com, Inc.*(a)	13,050	719,968

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet (cont’d.)
Start Today Co. Ltd. (Japan)	42,897	$790,358
TIBCO Software, Inc.*	30,360	925,980
Websense, Inc.*	33,690	710,522

		24,918,876

Investment Companies — 0.2%
Ares Capital Corp.	55,330	904,645
Resolution Ltd. (Guernsey Channel Islands)	175,536	733,646

		1,638,291

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	17,254	1,837,896
Joy Global, Inc.	7,816	574,476
Komatsu Ltd. (Japan)	46,300	1,319,581

		3,731,953

Marine
Alexander & Baldwin, Inc.	4,000	193,800

Media — 1.9%
Comcast Corp. (Class A Stock)	155,448	4,664,994
FactSet Research Systems, Inc.(a)	8,670	858,677
Sirius XM Radio, Inc.*(a)	291,310	672,926
Thomson Reuters Corp. (Canada)	75,320	2,176,748
Walt Disney Co. (The)	131,538	5,758,734

		14,132,079

Metal Fabricate/Hardware
Vallourec SA (France)	5,650	357,934

Metals & Mining — 1.0%
Atlas Iron Ltd. (Australia)	39,804	118,745
Barrick Gold Corp. (Canada)	18,780	816,554
Cliffs Natural Resources, Inc.	9,301	644,187
Detour Gold Corp. (Canada)*	10,800	269,283
Fortescue Metals Group Ltd. (Australia)	90,254	543,175
Glencore International PLC (United Kingdom)	110,820	690,232
Kinross Gold Corp. (Canada)	28,100	275,099
Lundin Mining Corp. (Canada)*	117,478	526,469
Mueller Industries, Inc.	26,390	1,199,426
Rio Tinto PLC (United Kingdom), ADR(a)	22,063	1,226,482
Worthington Industries, Inc.	20,000	383,600
Xingda International Holdings Ltd. (Cayman Islands)	1,101,000	503,319
Yamato Kogyo Co. Ltd. (Japan)	7,178	209,434

		7,406,005

Miscellaneous Manufacturing — 3.5%
3M Co.	45,955	4,099,646
AptarGroup, Inc.	12,860	704,342
Carlisle Cos., Inc.	41,690	2,081,165
Danaher Corp.	19,555	1,095,080
Dover Corp.	11,025	693,914
Eaton Corp.	55,500	2,765,565
ESCO Technologies, Inc.	28,990	1,065,962
FUJIFILM Holdings Corp. (Japan)	26,600	623,784
General Electric Co.	146,861	2,947,500
Honeywell International, Inc.	17,539	1,070,756
Ingersoll-Rand PLC (Ireland)(a)	31,650	1,308,728
Koppers Holdings, Inc.	14,500	559,120
Matthews International Corp. (Class A Stock)	23,720	750,501

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing (cont’d.)
Pall Corp.	27,645	$1,648,471
Parker Hannifin Corp.	11,855	1,002,340
Tyco International Ltd. (Switzerland)	69,379	3,897,712

		26,314,586

Office Equipment & Supplies — 0.1%
Canon, Inc. (Japan)	22,300	1,053,437

Oil & Gas — 6.7%
Anadarko Petroleum Corp.	60,738	4,758,215
Apache Corp.	13,240	1,329,826
BG Group PLC (United Kingdom)	189,095	4,379,552
BP PLC (United Kingdom), ADR	12,962	583,290
Cabot Oil & Gas Corp.	19,180	597,841
Cairn Energy PLC (United Kingdom)	71,596	370,004
Canadian Natural Resources Ltd. (Canada)	13,700	454,080
Chesapeake Energy Corp.(a)	42,970	995,615
Chevron Corp.	36,830	3,949,649
Cobalt International Energy, Inc.*	35,160	1,055,855
Devon Energy Corp.	6,700	476,504
Diamond Offshore Drilling, Inc.	16,829	1,123,336
Encana Corp. (Canada)	17,800	349,770
EOG Resources, Inc.	13,185	1,464,854
Exxon Mobil Corp.	39,098	3,390,970
Georesources, Inc.*	18,350	600,779
JX Holdings, Inc. (Japan)	50,300	311,754
Karoon Gas Australia Ltd. (Australia)*	32,434	218,715
MEG Energy Corp. (Canada)*	6,900	266,052
Newfield Exploration Co.*	28,560	990,461
Noble Energy, Inc.	5,200	508,456
Occidental Petroleum Corp.	103,261	9,833,545
Penn Virginia Corp.	35,140	159,887
Petroleo Brasileiro SA (Brazil), ADR	37,670	1,000,515
Plains Exploration & Production Co.*	12,060	514,359
Range Resources Corp.	5,515	320,642
Repsol YPF SA (Spain)	17,674	443,388
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	49,604	3,503,531
Royal Dutch Shell PLC (United Kingdom), ADR	21,440	1,503,587
Southwestern Energy Co.*	33,280	1,018,368
Statoil ASA (Norway)	53,118	1,442,037
Tourmaline Oil Corp. (Canada)*	12,300	271,908
Transocean Ltd. (Switzerland)	9,404	514,399
Tullow Oil PLC (United Kingdom)	11,405	278,558
Valero Energy Corp.	27,633	712,102
Whiting Petroleum Corp.*	9,850	534,855

		50,227,259

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	26,800	1,123,992
Petroleum Geo-Services ASA (Norway)*	90,880	1,328,550
Schlumberger Ltd. (Netherlands Antilles)	12,635	883,566
SEACOR Holdings, Inc.*	7,700	737,506
TGS Nopec Geophysical Co. ASA (Norway)	36,513	1,000,866

		5,074,480

Pharmaceuticals — 2.9%
Alkermes PLC (Ireland)*(a)	14,500	268,975
AmerisourceBergen Corp.	14,513	575,876
AstraZeneca PLC (United Kingdom)	11,672	518,818
AstraZeneca PLC (United Kingdom), ADR	1,463	65,089

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Auxilium Pharmaceuticals, Inc.*	16,630	$308,819
Cardinal Health, Inc.	19,667	847,844
Daiichi Sankyo Co. Ltd. (Japan)	134,169	2,444,447
Eisai Co. Ltd. (Japan)	7,900	314,015
Elan Corp. PLC (Ireland), ADR*	11,230	168,562
Eli Lilly & Co.	22,700	914,129
Merck & Co., Inc.	102,120	3,921,408
Pfizer, Inc.	168,264	3,812,862
Roche Holding AG (Switzerland)	16,875	2,936,815
Salix Pharmaceuticals Ltd.*(a)	7,340	385,350
Shionogi & Co. Ltd. (Japan)	19,200	265,372
SXC Health Solutions Corp. (Canada)*	17,265	1,294,184
Teva Pharmaceutical Industries Ltd. (Israel), ADR	43,090	1,941,635
UCB SA (Belgium)	12,888	556,058

		21,540,258

Real Estate — 0.2%
BR Properties SA (Brazil)	48,500	619,584
PDG Realty SA Empreendimentos e Participacoes (Brazil)	158,500	546,148

		1,165,732

Real Estate Investment Trusts — 0.4%
American Tower Corp.	19,040	1,199,901
DiamondRock Hospitality Co.	60,070	618,120
Host Hotels & Resorts, Inc.	17,800	292,276
Mack-Cali Realty Corp.	17,830	513,861

		2,624,158

Retail — 6.6%
Advance Auto Parts, Inc.	20,615	1,825,871
Ascena Retail Group, Inc.*	23,000	1,019,360
Buffalo Wild Wings, Inc.*(a)	5,715	518,293
CarMax, Inc.*(a)	8,325	288,461
Casey’s General Stores, Inc.	16,810	932,283
Cato Corp. (The) (Class A Stock)	45,100	1,246,564
CEC Entertainment, Inc.	17,870	677,452
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	14,337	898,941
CVS Caremark Corp.	84,174	3,770,995
Dollarama, Inc. (Canada)	6,501	303,200
DSW, Inc. (Class A Stock)	8,800	481,976
Dufry Group (Switzerland)*	2,866	374,641
Esprit Holdings Ltd. (Bermuda)	168,300	338,093
Express, Inc.*(a)	31,732	792,665
Fred’s, Inc. (Class A Stock)	58,180	850,010
GNC Holdings, Inc. (Class A Stock)	21,100	736,179
Golden Eagle Retail Group Ltd. (Cayman Islands)	101,000	258,042
Hyundai Home Shopping Network Corp. (South Korea)	4,849	573,466
Intime Department Store Group Co Ltd. (Cayman Islands)	247,500	309,473
Kohl’s Corp.(a)	24,030	1,202,221
K’s Holdings Corp. (Japan)	13,600	438,381
Lowe’s Cos., Inc.	383,941	12,048,069
Lululemon Athletica, Inc.*(a)	15,734	1,175,015
Lumber Liquidators Holdings, Inc.*(a)	9,500	238,545
Maoye International Holdings Ltd. (Cayman Islands)*	2,291,000	610,693

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
MSC Industrial Direct Co., Inc. (Class A Stock)	31,920	$2,658,298
New World Department Store China Ltd. (Cayman Islands)	610,000	395,117
Pandora A/S (Denmark)	7,828	90,563
PVH Corp.	8,010	715,533
Sonic Corp.*	125,760	965,837
Stage Stores, Inc.	66,290	1,076,550
Starbucks Corp.	35,394	1,978,171
Target Corp.	89,198	5,197,567
TJX Cos., Inc. (The)	26,523	1,053,228
Urban Outfitters, Inc.*(a)	74,520	2,169,277
Vera Bradley, Inc.*(a)	13,400	404,546
Wal-Mart Stores, Inc.	15,102	924,242

		49,537,818

Savings & Loan — 0.3%
First Niagara Financial Group, Inc.	110,720	1,089,485
Northwest Bancshares, Inc.	76,700	974,090

		2,063,575

Semiconductors — 3.1%
Altera Corp.	39,499	1,572,850
Analog Devices, Inc.	105,998	4,282,319
Broadcom Corp. (Class A Stock)*	39,695	1,560,013
Cypress Semiconductor Corp.	38,695	604,803
Emulex Corp.*	33,024	342,789
Intel Corp.	129,840	3,649,802
Intersil Corp. (Class A Stock)	37,752	422,822
Maxim Integrated Products, Inc.	106,279	3,038,517
QLogic Corp.*(a)	69,739	1,238,565
Skyworks Solutions, Inc.*	44,155	1,220,886
Spreadtrum Communications, Inc. (Cayman Islands), ADR(a)	26,537	437,860
Wolfson Microelectronics PLC (United Kingdom)*	74,891	224,901
Xilinx, Inc.	127,782	4,655,098

		23,251,225

Software — 4.1%
Activision Blizzard, Inc.	153,210	1,964,152
Adobe Systems, Inc.*	20,555	705,242
ANSYS, Inc.*	8,335	541,942
BMC Software, Inc.*	20,422	820,148
Changyou.com Ltd. (Cayman Islands), ADR*	10,100	274,215
Check Point Software Technologies Ltd. (Israel)*(a)	18,210	1,162,526
Concur Technologies, Inc.*	13,605	780,655
Electronic Arts, Inc.*	59,700	983,856
Fiserv, Inc.*(a)	23,930	1,660,503
Microsoft Corp.	291,832	9,411,582
MicroStrategy, Inc.*	4,180	585,200
Oracle Corp.	305,730	8,915,087
Red Hat, Inc.*	12,175	729,161
salesforce.com, Inc.*(a)	8,510	1,314,880
SAP AG (Germany), ADR	12,029	839,865

		30,689,014

Telecommunications — 3.9%
Acme Packet, Inc.*	7,900	217,408
ADTRAN, Inc.	4,200	130,998

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Amdocs Ltd. (Guernsey Channel Islands)*	20,100	$634,758
Aruba Networks, Inc.*(a)	19,200	427,776
AT&T, Inc.	79,305	2,476,695
Cisco Systems, Inc.	619,840	13,109,616
Comverse Technology, Inc.*	304,800	2,093,976
Deutsche Telekom AG (Germany)	43,413	522,665
Juniper Networks, Inc.*	49,970	1,143,314
QUALCOMM, Inc.	31,458	2,139,773
Softbank Corp. (Japan)	69,540	2,055,870
Tele2 AB (Sweden) (Class B Stock)	76,250	1,555,934
Telenor ASA (Norway)	96,328	1,786,248
Vodafone Group PLC (United Kingdom), ADR	41,473	1,147,558

		29,442,589

Textiles — 0.2%
Cia Hering (Brazil)	18,595	480,295
G & K Services, Inc. (Class A Stock)	22,070	754,794

		1,235,089

Transportation — 1.4%
Atlas Air Worldwide Holdings, Inc.*	7,900	388,759
Bristow Group, Inc.	11,640	555,577
Expeditors International of Washington, Inc.	14,690	683,232
FedEx Corp.	9,385	863,045
GATX Corp.	27,600	1,112,280
Genesee & Wyoming, Inc. (Class A Stock)*	17,920	978,074
Kirby Corp.*	13,730	903,297
United Parcel Service, Inc. (Class B Stock)	65,184	5,261,652

		10,745,916

Water
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	11,700	275,475

TOTAL COMMON STOCKS
(cost $603,346,853)		644,595,665

EXCHANGE TRADED FUNDS — 7.2%
iShares MSCI EAFE Index Fund(a)	413,725	22,713,502
SPDR S&P 500 ETF Trust	224,840	31,639,485

TOTAL EXCHANGE TRADED FUNDS
(cost $49,103,203)		54,352,987

TOTAL LONG-TERM INVESTMENTS
(cost $652,450,056)		698,948,652

SHORT-TERM INVESTMENTS — 18.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $97,789,975; includes $59,723,636 of cash collateral for securities on loan)(b)(w)	97,789,975	97,789,975

	Notional Amount (000)#	Value
OPTIONS PURCHASED(l)* — 5.9%
Put Options
S&P 500 Index, expiring 06/22/13, Strike Price $1,275.00 (cost $50,344,332)	$5,400	$44,496,000

TOTAL SHORT-TERM INVESTMENTS
(cost $148,134,307)		142,285,975

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.0%
(cost $800,584,363)		841,234,627

OPTIONS WRITTEN(l)* — (4.0)%
Call Options — (1.4)%
S&P 500 Index, expiring 06/22/13, Strike Price $1,550.00	2,700	(10,611,000)

Put Options — (2.6)%
S&P 500 Index, expiring 06/22/13, Strike Price $1,150.00	3,700	(19,869,000)

TOTAL OPTIONS WRITTEN
(premiums received $34,639,643)		(30,480,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.0%
(cost $765,944,720)		810,754,627
Liabilities in excess of other assets — (8.0)%		(59,897,248)

NET ASSETS — 100.0%		$750,857,379

The following abbreviations are used in the Portfolio descriptions:
ADR American Depositary Receipt
ADS American Depositary Security
EAFE Europe, Australia, Far East
ETF Exchange Traded Fund
MSCI Morgan Stanley Capital International
NYSE New York Stock Exchange
SIX Swiss Exchange
SPDR Standard & Poor’s Depositary Receipts
* Non-income producing security.
# Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,389,347; cash collateral of $59,723,636 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$644,595,643	$—	$22
Exchange Traded Funds	54,352,987	—	—
Affiliated Money Market Mutual Fund	97,789,975	—	—
Options Purchased	44,496,000	—	—
Options Written	(30,480,000)	—	—

Total	$810,754,605	$—	$22

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 103.2%

ASSET-BACKED SECURITIES — 4.0%
ACE Securities Corp., Series 2003-NC1, Class M1	Caa1	1.412%	(c)	07/25/33	$2,552	$1,824,605
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.587%	(c)	04/25/34	2,473	2,008,901
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.202%	(c)	09/25/34	1,700	1,296,733
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 144A	Aaa	4.640%		05/20/16	2,140	2,304,407
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.150%		03/20/17	1,840	1,897,145
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	Aaa	2.802%		05/20/18	1,850	1,848,893
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.900%	(c)	04/10/28	2,400	3,003,104
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Baa2	6.205%		05/28/37	3,165	3,077,389
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.842%	(c)	12/25/39	251	201,334
Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3	Aa3	0.812%	(c)	09/25/34	1,652	1,429,246
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	CCC(d)	2.682%	(c)	10/25/36	311	158,054
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.460%	(c)	12/25/36	109	106,975
Brazos Higher Education Authority, Series 2010-1, Class A2	AA+(d)	1.691%	(c)	02/25/35	2,500	2,336,073
Brazos Higher Education Authority, Series 2011-1, Class A3	AA+(d)	1.541%	(c)	11/25/33	4,300	4,042,338
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	Ba3	1.592%	(c)	08/25/33	2,057	1,600,496
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	0.912%	(c)	07/25/34	2,763	1,648,560
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa1	5.071%	(c)	04/25/35	3,541	1,128,843
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	CCC(d)	0.572%	(c)	07/25/36	1,586	758,619
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	CCC(d)	0.692%	(c)	03/25/47	410	165,457
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.392%	(c)	11/15/36	303	222,445
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.392%	(c)	11/15/36	578	449,252
Fremont Home Loan Trust, Series 2003-B, Class M1	Baa3	1.292%	(c)	12/25/33	2,273	1,784,041
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B2	3.007%	(c)	03/18/29	2,950	2,297,494
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.270%		06/15/29	5,280	4,958,164
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.731%	(c)	06/19/29	1,625	1,172,757
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B1	3.746%	(c)	02/20/30	1,525	1,107,439
Greenpoint Manufactured Housing, Series 2000-4, Class A3	Aa3	2.246%	(c)	08/21/31	10,950	7,872,550
Greenpoint Manufactured Housing, Series 2000-6, Class A3	Aa3	2.246%	(c)	11/22/31	2,200	1,847,523
Greenpoint Manufactured Housing, Series 2001-2, Class IA2	A2	3.755%	(c)	02/20/32	2,275	1,813,038

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2	A2	3.751%	(c)	03/13/32	$3,275	$2,469,516
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca	0.542%	(c)	03/25/37	3,676	1,828,777
GSAMP Trust, Series 2004-SEA2, Class A2B.	Aaa	0.792%	(c)	03/25/34	1,183	1,155,136
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.290%		03/25/16	2,640	2,893,213
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.820%	(c)	10/25/32	4,625	4,316,618
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666%	(c)	05/25/46	66	65,584
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	B2	1.262%	(c)	10/25/33	2,247	1,732,314
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	4.090%	(c)	03/22/32	6,700	6,671,726
Novastar Home Equity Loan, Series 2003-3, Class A2C	Baa3	1.302%	(c)	12/25/33	2,420	1,985,631
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class B1	A2	8.000%	(c)	07/25/42	10,000	8,300,100
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Baa2	1.142%	(c)	10/25/34	1,565	1,259,087
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.482%	(c)	11/25/36	4,100	1,722,939
Saxon Asset Securities Trust, Series 2005-1, Class M1	Aa3	0.702%	(c)	05/25/35	4,958	3,471,850
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.764%	(c)	12/15/25	3,200	3,030,285
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.670%	(c)	01/25/27	4,620	4,353,161
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Baa1	0.992%	(c)	01/25/35	2,383	1,892,328
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa1	5.645%	(c)	10/25/36	630	372,684
South Carolina Student Loan Corp., Series 2010-1, Class A3	AA+(d)	1.610%	(c)	10/27/36	5,700	5,467,554

TOTAL ASSET-BACKED SECURITIES (cost $114,778,507)						107,350,378

BANK LOANS(c) — 1.6%

Cable Television — 0.1%
Charter Communications Operating LLC, Term C Loan	Ba1	3.720%		09/06/16	2,816	2,807,201

Commercial Services — 0.1%
ARAMARK Corp., Term Loan B (Extending)	Ba3	3.491%		07/26/16	309	307,584
ARAMARK Corp., Term Loan B (Non-Extending)	Ba3	2.454%		01/26/14	142	140,731
Cengage Learning Acquisitions, Inc., Term Loan	B2	2.490%		07/03/14	1,469	1,353,004

						1,801,319

Computer Services & Software — 0.1%
First Data Corp., 2018 Dollar Term Loan	B1	4.242%		03/24/18	1,009	970,727
First Data Corp., Term Loan B-2 (Non-Extended)	B1	2.992%		09/24/14	1,035	996,425

						1,967,152

Food — 0.2%
Del Monte Corp., Initial Term Loan	Ba3	4.500%		03/08/18	1,985	1,977,556
NBTY, Inc., Term Loan B-1	Ba3	4.250%		10/01/17	1,732	1,732,237

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Food (cont’d.)
Reynolds Group Holdings (New Zealand), Tranche Term Loan C	Ba3	6.500%		08/09/18	$1,476	$1,493,317

						5,203,110

Healthcare – Services — 0.2%
CHS/Community Health Systems, Inc., Non-Extended Funded Term Loan	Ba3	3.243%		07/25/14	1,563	1,541,289
Emergency Medical Services Corp., Initial Term Loan	B1	5.250%		05/25/18	1,489	1,487,605
Hanger Orthopedic Group, Inc., Term C Loan	NR	4.010%		12/01/16	1,485	1,469,087
HCA, Inc., Tranche Term Loan B-1	Ba3	2.491%		11/18/13	637	633,567
IASIS Healthcare LLC, Term Loan B	Ba3	5.000%		05/03/18	744	744,361

						5,875,909

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	B(d)	5.492%		01/28/18	1,205	1,087,073
Las Vegas Sands LLC, Tranche B Term Loan (Extending)	Ba2	2.750%		11/23/16	1,985	1,914,448

						3,001,521

Media — 0.2%
Nielsen Finance LLC, Class C Dollar Term Loan	Ba2	3.493%		05/01/16	1,850	1,846,469
Univision Communications, Inc., Extended First-Lien Term Loan	B2	4.491%		03/31/17	2,500	2,316,305

						4,162,774

Metals & Mining — 0.2%
Fairmount Minerals Ltd., Tranche B Term Loan	B1	5.250%		03/15/17	4,000	4,003,752
Walter Energy, Inc., Term Loan B	B1	4.000%		04/01/18	1,909	1,900,087

						5,903,839

Oil, Gas & Consumable Fuels — 0.1%
Hercules Offshore, Inc., Term Loan	Caa1	7.500%		07/11/13	1,921	1,917,051

Pharmaceuticals — 0.1%
Capsugel Holdings US, Inc., Initial Term Loan	B1	5.250%		08/01/18	1,979	1,993,562

Retail & Merchandising — 0.2%
Gymboree Corp., Term Loan	B1	5.750%		02/23/18	2,985	2,815,850
Neiman Marcus, Term Loan	B2	4.750%		05/16/18	2,885	2,877,271

						5,693,121

Utilities
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	B2	4.743%		10/10/17	1,879	1,147,021

TOTAL BANK LOANS (cost $41,222,616)						41,473,580

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%		01/14/29	1,000	1,110,401
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	A1	4.727%		07/10/43	471	489,557
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM	Aa1	5.421%	(c)	09/10/45	967	1,028,730

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4	Aaa	5.634%		07/10/46	$2,190	$2,471,376
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-4, Class A4	A+(d)	5.724%	(c)	02/10/51	638	723,090
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51	60	63,726
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.719%	(c)	09/11/38	2,000	2,270,268
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	1,000	1,068,978
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	Aaa	1.610%	(c)	12/01/21	6,310	646,655
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	Aa3	5.543%		12/10/49	1,020	1,108,402
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	Aaa	5.883%	(c)	07/10/38	2,880	3,262,380
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM	Aaa	5.440%		05/15/45	839	898,639
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	A+(d)	5.424%		02/15/40	1,113	1,247,734
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.858%	(c)	07/15/40	5,000	5,654,870
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866%	(c)	09/15/45	2,170	2,458,360
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	03/12/51	5,400	5,814,455
Morgan Stanley Capital I, Series 2006-IQ11, Class A4	AAA(d)	5.731%	(c)	10/15/42	140	157,359
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,766,470
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	6,260	7,163,988
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	1,074	1,198,520
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4	Aaa	3.667%		11/15/44	827	861,844

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,868,814)						41,465,802

CORPORATE BONDS — 31.0%

Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	Baa3	8.000%		09/15/14	2,670	3,061,211

Aerospace/Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	3,060	3,612,214
Raytheon Co., Sr. Unsec’d. Notes	A3	3.125%		10/15/20	1,560	1,587,768

						5,199,982

Agriculture — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%		05/05/21	2,430	2,612,087
Altria Group, Inc., Gtd. Notes	Baa1	9.250%		08/06/19	4,420	5,943,707
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	1,800	2,234,875
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.900%		11/15/21	3,920	3,865,453
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%		03/20/42	2,150	2,121,042
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%		06/01/12	2,100	2,119,486

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	$780	$936,160

						19,832,810

Airlines — 0.2%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/15/15	1,720	1,726,450
Delta Air Lines 2009-1, Class A Pass-Through Trust, Series 29-1, Pass-Through Certificates	Baa2	7.750%		06/17/21	2,020	2,303,137
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.750%		01/15/18	994	1,137,574

						5,167,161

Automobiles — 0.2%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%		09/15/16	4,920	5,077,351

Banks — 4.2%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	3.875%		03/22/17	1,080	1,085,956
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.500%		08/01/16	40	43,979
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.625%		06/01/19	5,600	6,457,450
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%		05/13/21	8,510	8,523,131
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.650%		05/01/18	2,530	2,700,780
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.850%		01/22/15	2,290	2,426,871
BankAmerica Institutional Capital A, Ltd. Gtd. Notes, 144A	Ba1	8.070%		12/31/26	280	281,400
BBVA US Senior SAU (Spain), Bank Gtd. Notes	Aa3	3.250%		05/16/14	4,860	4,845,308
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	3.750%		10/15/14	3,700	3,877,508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	Aaa	3.375%		01/19/17	1,670	1,707,306
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	A2	11.000%	(c)	12/29/49	5,715	7,258,050
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	A3	8.375%	(c)	10/29/49	7,060	6,565,800
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.625%		01/21/14	2,100	2,055,409
ICICI Bank Ltd. (India), Jr. Sub. Notes	Ba1	6.375%	(c)	04/30/22	1,830	1,720,200
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	Ba1	6.375%	(c)	04/30/22	480	451,200
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	A2	3.625%		08/12/15	2,020	1,929,791
Kaupthing Bank (Iceland), Sr. Notes, 144A(i)	NR	7.625%		02/28/15(g)	5,480	1,534,400
Nordea Bank AB (Sweden), Sub. Notes, 144A	Aa3	4.875%		05/13/21	6,680	6,501,056
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba2	7.648%	(c)	08/29/49	730	618,675
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	6.400%		10/21/19	1,400	1,470,954
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	5.000%		10/01/14	6,660	6,579,148
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	5.050%		01/08/15	430	420,708
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A2	4.875%		03/16/15	670	696,436
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	3.724%		01/20/15	2,790	2,723,849
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	3.781%		10/07/15	2,400	2,326,673
State Street Corp., Jr. Sub. Debs	A3	4.956%		03/15/18	7,750	8,093,085

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.100%		01/14/16	$730	$756,203
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A(a)	Aa3	3.150%		07/22/15	4,250	4,425,176
UBS AG (Switzerland), Notes	Aa3	2.250%		01/28/14	1,790	1,797,348
UBS AG (Switzerland), Notes	Aa3	3.875%		01/15/15	1,300	1,352,455
UBS AG (Switzerland), Notes	Aa3	4.875%		08/04/20	250	259,822
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	Baa3	5.570%	(c)	03/29/49	11,620	10,980,900
Wachovia Corp., Sr. Unsec’d. Notes	A2	5.750%		02/01/18	1,330	1,546,303
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%		06/15/16	2,970	3,171,705
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	4.375%		01/31/13	800	824,626
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.250%		10/23/12	400	410,488
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	4.600%		04/01/21	640	686,348
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes(a)	A2	3.750%		10/01/14	300	317,750
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa1	5.950%		12/01/86	1,650	1,665,015

						111,089,262

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%		01/15/20	4,260	5,006,335
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.828%		07/15/20	3,330	3,799,996
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.900%		11/01/18	702	943,543
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.950%		01/15/17	1,250	1,262,661
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	4.450%		01/15/22	5,140	5,213,867

						16,226,402

Cable Television — 0.8%
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%		09/01/21	160	163,934
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%		02/15/21	995	1,033,693
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%		09/01/41	260	272,357
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%		11/15/40	6,240	6,723,463
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%		07/01/18	470	573,446
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%		07/01/38	2,000	2,521,994
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%		04/01/19	4,100	5,243,498
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.150%		05/01/12	1,860	1,873,020
Time Warner, Inc., Gtd. Notes	Baa2	4.700%		01/15/21	1,770	1,933,767
Time Warner, Inc., Gtd. Notes	Baa2	4.750%		03/29/21	710	779,758
Time Warner, Inc., Gtd. Notes	Baa2	6.250%		03/29/41	930	1,062,667

						22,181,597

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	Ba1	7.125%		05/01/20	344	409,790
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%		12/08/21	1,070	1,134,324
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.000%		04/15/19	780	780,000
LyondellBasell Industries NV (Netherlands), Sr. Notes, 144A	Ba2	5.750%		04/15/24	780	778,050

						3,102,164

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	6.875%		02/15/21	1,545	1,599,075

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Consumer Products (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%		04/15/19	$3,365	$3,508,013

						5,107,088

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes	Ba1	5.750%		05/15/21	4,400	4,675,000
Ball Corp., Gtd. Notes	Ba1	6.750%		09/15/20	2,010	2,200,950

						6,875,950

Diversified Financial Services — 6.3%
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	9,820	10,605,600
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	1,800	2,353,127
American Express Co., Sub. Notes	Baa2	6.800%	(c)	09/01/66	5,070	5,171,400
American Express Credit Corp., Sr. Unsec’d. Notes	A2	5.125%		08/25/14	2,500	2,718,990
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%		10/02/17	3,210	3,737,506
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.700%		10/27/19	1,360	1,568,284
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.450%		04/15/18	1,040	1,233,651
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20	5,082	5,458,515
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14	1,820	1,952,696
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		12/13/13	6,400	6,780,781
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.010%		01/15/15	6,670	7,246,982
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%		03/05/38	4,970	5,738,357
Citigroup, Inc., Sub. Notes	Baa1	5.000%		09/15/14	2,740	2,837,623
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.000%		05/15/18	2,030	2,102,788
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	12.000%		05/15/15	3,200	3,952,000
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	4.625%		01/07/21	11,250	12,006,225
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%		05/13/14	2,230	2,451,067
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.375%		09/16/20	2,540	2,675,087
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.000%		06/15/12	2,160	2,183,512
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39	6,020	7,434,339
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%		02/11/21	5,080	5,501,808
Goldman Sachs Capital II, Ltd. Gtd. Notes	Baa2	5.793%	(c)	06/01/43	3,560	2,443,050
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%		02/01/41	9,980	9,856,757
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	3.625%		08/01/12	770	776,764
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750%		07/15/13	200	207,048
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		10/15/13	1,110	1,161,906
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	980	970,118
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	3,720	3,781,666
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%		11/01/12	1,240	1,268,255
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%		06/15/20	3,450	3,630,114
HSBC Finance Corp., Sr. Sub. Notes	Baa1	6.676%		01/15/21	6,370	6,799,555
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%		09/01/14	1,930	2,038,563

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16	$7,110	$7,616,588
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	5.350%		04/03/18	1,000	1,187,072
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%		10/15/20	4,050	4,146,657
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21	630	643,692
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20	2,150	2,230,438
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.500%		01/24/22	2,610	2,715,285
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	3,035,693
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%		02/05/13	3,180	3,269,886
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.875%		04/25/18	5,600	6,225,514
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	6.050%		05/16/16	320	336,933
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.200%		11/20/14	180	181,428
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.750%		03/22/17	530	530,176
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	3,990	4,201,526
Resona Preferred Global Securities Cayman Ltd. (Cayman Islands), Jr. Sub. Notes, 144A	Ba2	7.191%	(c)	12/29/49	670	700,150
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(a)	B3	6.900%		12/15/17	340	265,200
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%		07/01/20	3,280	3,345,600

						169,275,972

Electric — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes(a)	Ba3	8.000%		06/01/20	4,540	5,209,650
Calpine Construction Finance Co. LP and CCFC Finance Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	8.000%		06/01/16	1,995	2,169,563
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%		02/15/21	1,960	2,092,300
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%		07/31/20	1,000	1,087,500
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%		01/15/23	1,850	1,998,000
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.700%		09/17/12	3,230	3,303,315
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	7.000%		06/15/38	1,150	1,558,274
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%		01/15/19	960	1,288,386
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.000%		12/01/20	5,043	5,496,870
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	6,170	7,595,665
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%		05/01/31	3,000	2,580,000
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	6.500%		09/15/37	2,000	2,498,814
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.800%		03/01/37	3,110	3,715,421
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.400%		01/15/21	1,910	2,084,469
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		12/01/39	1,910	2,277,612

						44,955,839

Electronic Components & Equipment — 0.1%
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.600%		06/15/17	320	394,763
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%		08/15/21	1,530	1,614,920

						2,009,683

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes(a)	Baa3	4.600%		03/01/21	2,240	2,459,849

Financial Services — 0.3%
Countrywide Financial Corp., Sub. Notes	Baa2	6.250%		05/15/16	460	479,351

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A1	6.375%		01/21/21	$2,780	$2,984,055
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%		03/25/20	4,560	4,924,800

						8,388,206

Food — 0.6%
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%		06/15/17	1,690	1,953,054
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		02/10/20	6,390	7,387,115
Kroger Co. (The), Gtd. Notes	Baa2	5.000%		04/15/13	1,720	1,792,572
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.750%		12/01/21	1,860	1,922,816
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.350%		08/15/17	1,840	2,141,042

						15,196,599

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes(a)	Caa1	7.125%		02/01/16	1,100	1,061,500
MGM Resorts International, Sr. Sec’d. Notes	Ba2	10.375%		05/15/14	110	124,713
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%		11/15/17	260	294,125

						1,480,338

Healthcare – Services — 0.8%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17	1,323	1,465,223
HCA, Inc., Sr. Sec’d. Notes.	Ba3	6.500%		02/15/20	2,100	2,205,000
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.125%		03/15/22	410	411,954
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%		03/15/20	1,820	2,049,462
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%		03/01/19	2,220	2,707,286
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	8.875%		07/01/19	1,783	1,996,960
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	10.000%		05/01/18	2,020	2,312,900
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.375%		11/15/21	910	934,082
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%		02/15/13	530	549,123
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%		04/01/13	650	676,987
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%		11/15/17	45	54,374
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%		02/15/18	2,070	2,500,206
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%		02/15/38	2,000	2,624,188

						20,487,745

Hotels, Restaurants & Leisure
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes(a)	B1	7.625%		01/15/16	1,210	1,276,550

Insurance — 0.8%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/87	1,020	918,000
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		12/15/20	7,280	8,238,987
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13	2,200	2,225,395
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.200%		02/11/15	290	308,945
ING Capital Funding Trust III, Gtd. Notes	B1	4.610%	(c)	12/29/49	200	172,165
MetLife, Inc., Jr. Sub. Notes	Baa2	6.400%		12/15/66	2,270	2,224,600
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%		02/08/21	2,060	2,259,585
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%		02/06/41	1,440	1,722,892
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	3.700%		08/15/21	940	975,542
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	7.000%		02/15/19	2,580	3,203,460

						22,249,571

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%	01/15/19	$1,090	$1,155,400
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	1,750	1,942,500
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	80	115,974
Comcast Corp., Gtd. Notes	Baa1	5.650%	06/15/35	380	415,147
Comcast Corp., Gtd. Notes	Baa1	5.700%	05/15/18	2,160	2,549,295
Comcast Corp., Gtd. Notes	Baa1	6.400%	03/01/40	1,390	1,709,398
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	3,600	4,107,805
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/17	2,390	2,859,585
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	320	405,144
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	1,680	1,867,580
DISH DBS Corp., Gtd. Notes	Ba2	7.125%	02/01/16	3,090	3,418,313
DISH DBS Corp., Gtd. Notes	Ba2	7.750%	05/31/15	170	193,163
DISH DBS Corp., Gtd. Notes(a)	Ba2	7.875%	09/01/19	3,015	3,467,250
News America, Inc., Gtd. Notes	Baa1	4.500%	02/15/21	1,010	1,076,998
Reed Elsevier Capital, Inc., Gtd. Notes	Baa1	8.625%	01/15/19	3,200	4,034,576
UBM PLC (United Kingdom), Notes, 144A	Baa3	5.750%	11/03/20	2,180	2,155,510

					31,473,638

Media & Entertainment — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	B3	8.500%	11/01/19	25	27,438
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	9.500%	06/15/16	1,465	1,530,925
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	Caa2	11.250%	06/15/16	690	726,225
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	7.250%	10/15/20	2,260	2,375,825

					4,660,413

Metals & Mining — 2.6%
Arch Coal, Inc., Gtd. Notes, 144A(a)	B1	7.000%	06/15/19	4,130	3,809,925
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	Baa1	6.950%	04/01/19	2,550	3,109,460
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Baa1	3.850%	04/01/22	1,230	1,232,347
Barrick North America Finance LLC, Gtd. Notes	Baa1	4.400%	05/30/21	2,220	2,340,013
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.250%	11/21/21	1,350	1,362,450
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.500%	04/01/19	5,340	6,621,926
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	10/01/40	3,680	3,907,891
CONSOL Energy, Inc., Gtd. Notes(a)	B1	8.250%	04/01/20	2,520	2,633,400
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	520	518,700
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	4,330	4,158,610
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20	2,020	2,211,900
Peabody Energy Corp., Gtd. Notes	Ba1	6.500%	09/15/20	2,400	2,400,000
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	341,550
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	620	640,062
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	4.125%	05/20/21	660	696,303

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	6.500%	07/15/18	$2,980	$3,672,218
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19	6,590	8,903,947
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20	3,110	3,366,575
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.750%	04/15/16	75	77,813
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	523	598,887
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.375%	01/11/22	9,287	9,328,290
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	4,080	4,732,143
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba2	8.750%	01/15/14	200	205,500
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba2	9.500%	07/18/18	900	909,000
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	Ba2	8.750%	01/15/14	1,420	1,459,050

					69,237,960

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Finance Co. (Canada), Gtd. Notes	Ba1	7.500%	05/01/31	2,910	3,594,851
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,140	1,354,567
Apache Corp., Sr. Unsec’d. Notes(a)	A3	5.100%	09/01/40	4,570	4,989,174
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.500%	11/15/18	3,230	4,261,446
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	7,280	7,694,727
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	370	380,996
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.500%	08/15/17	2,280	2,428,200
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.625%	08/15/20	1,015	1,032,763
Cie Generale de Geophysique - Vertias (France), Gtd. Notes(a)	Ba3	9.500%	05/15/16	4,000	4,400,000
Concho Resources, Inc., Gtd. Notes	B1	5.500%	10/01/22	160	157,600
Concho Resources, Inc., Gtd. Notes	B3	6.500%	01/15/22	1,812	1,911,660
ConocoPhillips, Gtd. Notes	A1	6.000%	01/15/20	670	830,137
ConocoPhillips, Gtd. Notes	A1	6.500%	02/01/39	2,090	2,775,762
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.600%	07/15/41	120	135,025
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.950%	04/15/32	4,100	5,761,361
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.700%	07/01/18	50	57,322
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	252,847
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	6,020	7,774,385
Kerr-McGee Corp., Gtd. Notes	Ba1	7.875%	09/15/31	4,800	6,189,710
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	1,890	1,941,975
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.000%	02/01/17	1,000	1,152,612
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	6.850%	02/15/20	1,630	1,942,150
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.250%	03/01/19	5,250	6,592,850
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	3,340	3,369,626
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	6,070	6,919,800
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	3.875%	01/27/16	2,090	2,199,940
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	8,850	9,529,140
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.750%	01/20/20	2,501	2,770,608
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.125%	10/06/16	970	1,097,070

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(a)	B3	6.750%		05/01/14	$1,740	$669,900
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	3,280	3,624,400
SESI LLC, Gtd. Notes, 144A	Ba3	7.125%		12/15/21	690	745,200
Shell International Finance BV (Netherlands), Gtd. Notes(a)	Aa1	4.375%		03/25/20	4,400	5,034,863
Statoil ASA (Norway), Gtd. Notes	Aa2	3.125%		08/17/17	1,530	1,641,249
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.250%		03/15/13	1,180	1,221,052
WPX Energy, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba1	6.000%		01/15/22	1,310	1,310,000

						107,744,968

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes, 144A	Baa2	4.750%		01/11/22	1,605	1,642,965

Pharmaceuticals — 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.125%		04/01/19	4,600	5,425,741
Aristotle Holding, Inc., Gtd. Notes, 144A(a)	Baa3	3.500%		11/15/16	8,640	9,024,903
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%		05/15/38	3,000	3,963,450
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%		03/15/19	4,740	5,931,641
Wyeth, Gtd. Notes	A1	5.450%		04/01/17	730	871,981

						25,217,716

Pipelines — 1.2%
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		01/15/32	5,820	6,627,484
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.250%		01/31/20	3,020	3,372,633
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.500%		01/31/19	5,420	6,432,147
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375%	(c)	08/01/66	4,000	4,360,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%		06/15/22	700	735,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%		07/15/21	2,319	2,458,140
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%		03/01/32	3,000	3,714,510
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.500%		01/15/31	1,521	1,825,459
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,373	1,711,046
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%		03/15/32	410	540,510
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	5.250%		03/15/20	1,090	1,201,602

						32,978,531

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		06/01/17	2,140	2,525,414
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%		03/15/19	4,050	4,995,845
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%		12/10/28	1,608	1,762,830
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30	825	949,860
CVS Pass-Through Trust, Pass-Through Certificates, 144A	Ba1	9.350%		01/10/23	1,050	1,103,571
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%		04/15/13	920	955,333
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%		02/15/18	710	863,740
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%		04/15/38	1,000	1,274,925

						14,431,518

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%		03/30/20	3,100	3,447,188
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.100%		09/15/14	5,000	5,503,555

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.500%	02/01/18		$4,340	$5,113,141
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.300%	01/15/38		4,240	4,983,247
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%	01/15/18		1,470	1,706,791
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,110	2,897,079
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.750%	03/23/16		3,380	3,816,916
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A.	Ba2	7.375%	12/01/17		480	512,400
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28		380	290,700
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19		4,460	3,857,900
Sprint Capital Corp., Gtd. Notes	B3	8.750%	03/15/32		280	240,100
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20		1,280	1,224,228
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	3.500%	11/01/21		1,730	1,769,897
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21		3,400	3,772,745
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41		2,490	2,949,408

						42,085,295

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.125%	06/15/21		1,660	1,786,575
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	12.500%	04/01/16		406	467,915
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.250%	07/01/17		311	327,716

						2,582,206

Utilities — 0.2%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12		2,800	2,892,459
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.060%	12/30/28		1,403	1,445,073
Tennessee Valley Authority, Notes	Aaa	5.250%	09/15/39		1,440	1,726,566

						6,064,098

TOTAL CORPORATE BONDS (cost $790,562,889)						828,820,638

FOREIGN GOVERNMENT BONDS — 2.2%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/14	BRL	4,477	2,464,925
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/17	BRL	42,896	22,865,576
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	3.835%	08/12/15	MYR	17,120	5,692,060
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	4.262%	09/15/16	MYR	5,645	1,911,983
Mexican Bonos (Mexico), Bonds	Baa1	8.000%	06/11/20	MXN	261,162	23,020,870
Mexican Bonos (Mexico), Bonds	Baa1	10.000%	12/05/24	MXN	15,130	1,545,716
Russian Government (Russia), Sr. Unsec’d. Notes	Baa1	7.500%	03/31/30		1,379	1,651,523

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,424,522)						59,152,653

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.9%

California — 0.2%
California State, General Obligation Unlimited	A1	7.300%		10/01/39	$1,600	$2,003,200
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.574%		07/01/45	2,050	2,714,077

						4,717,277

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.637%		04/01/57	1,440	1,616,443
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57	820	916,055

						2,532,498

Illinois — 0.2%
State of Illinois, General Obligation Unlimited	A1	5.665%		03/01/18	1,980	2,166,892
State of Illinois, General Obligation Unlimited	A1	5.877%		03/01/19	3,350	3,681,449

						5,848,341

Minnesota — 0.2%
Northstar Education Finance, Inc., Revenue Bonds	Aaa	1.471%	(c)	01/29/46	7,850	6,152,909

Ohio — 0.2%
Student Loan Funding Corp., Revenue Bonds	Aaa	0.280%	(c)	09/01/47	6,000	5,433,960

TOTAL MUNICIPAL BONDS (cost $23,381,165)						24,684,985

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 15.2%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.794%	(c)	07/25/35	726	552,587
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.709%	(c)	09/25/35	704	491,026
American Home Mortgage Assets LLC, Series 2006-2, Class 2A1	Caa2	0.430%	(c)	09/25/46	533	302,334
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	2.800%	(c)	09/20/35	124	70,395
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	A2	2.766%	(c)	09/25/33	668	669,984
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.142%	(c)	01/25/36	3,964	3,306,252
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	CCC(d)	2.759%	(c)	09/25/35	404	342,479
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca	0.432%	(c)	10/25/36	5,006	2,577,353
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	CCC(d)	2.689%	(c)	10/25/35	150	120,513
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	2.823%	(c)	02/25/36	904	552,618
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.487%	(c)	02/25/36	536	378,327
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CC(d)	2.720%	(c)	10/25/36	988	624,364
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.982%	(c)	11/25/34	220	207,905
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Baa2	1.342%	(c)	10/25/33	665	600,935
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Baa3	0.542%	(c)	08/25/35	558	398,053

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Ba1	0.532	%(c)	10/25/35	$498	$350,907
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.442	%(c)	01/25/36	820	566,351
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.472	%(c)	07/25/36	1,110	701,822
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.785	%(c)	10/25/35	617	436,092
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	2.520	%(c)	02/25/36	4,211	4,129,200
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	2.726	%(c)	11/20/34	317	257,444
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Caa1	2.726	%(c)	11/20/34	731	592,879
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.532	%(c)	04/25/35	6,847	4,425,318
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	47.941	%(c)	08/25/35	333	781,345
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	B1	0.642	%(c)	09/25/35	522	433,118
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1	B2	0.742	%(c)	02/25/35	4,659	3,425,681
Fannie Mae, Series 2012-46, Class BA	Aaa	6.000%		05/01/42	7,300	8,375,436
Fannie Mae Grantor Trust, Series 2011-T2, Class A1	Aaa	2.500%		08/25/51	1,912	1,884,574
Fannie Mae REMICS, Series 2004-38, Class FK	Aaa	0.592	%(c)	05/25/34	2,861	2,857,975
Fannie Mae REMICS, Series 2010-110, Class AE	Aaa	9.750%		11/25/18	7,266	8,449,722
Fannie Mae REMICS, Series 2010-118, Class YB, IO	Aaa	6.258	%(c)	10/25/40	7,344	1,009,618
Fannie Mae REMICS, Series 2010-123, Class PM	Aaa	4.000%		07/25/40	7,300	7,782,653
Fannie Mae REMICS, Series 2010-142, Class SM, IO	Aaa	6.288	%(c)	12/25/40	3,074	443,420
Fannie Mae REMICS, Series 2011-14, Class GD	Aaa	4.000%		04/25/40	58,533	62,197,041
Fannie Mae REMICS, Series 2011-15, Class AB	Aaa	9.750%		08/25/19	2,441	2,809,281
Fannie Mae REMICS, Series 2011-63, Class SW, IO	Aaa	6.438	%(c)	07/25/41	1,477	221,411
Fannie Mae REMICS, Series 2011-87, Class SJ, IO	Aaa	5.708	%(c)	09/25/41	11,484	2,093,012
Fannie Mae REMICS, Series 2012-25, Class B	Aaa	6.500%		03/25/42	8,600	10,104,499
Fannie Mae REMICS, Series 2012-28, Class B	Aaa	6.500%		06/25/39	1,600	1,817,814
Fannie Mae REMICS, Series 2012-35, Class MB	Aaa	5.500%		04/25/42	17,300	19,603,626
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.062	%(c)	01/25/20	12,352	781,927
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.236	%(c)	04/25/20	38,058	2,742,470
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.681	%(c)	06/25/20	39,173	3,908,528
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.514	%(c)	08/25/20	13,187	1,158,035
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	Aaa	1.278	%(c)	04/25/21	25,851	2,236,088
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	Aaa	1.680%		07/01/21	2,883	327,248
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	Aaa	1.586	%(c)	10/25/21	1,917	213,924

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.564	%(c)	02/25/18	$10,912	$826,028
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	Aaa	2.093	%(c)	05/25/18	14,921	1,513,043
FHLMC Multifamily Structured Pass-Through Certificates, Series K704, Class X1, IO	Aaa	2.011	%(c)	08/25/18	11,242	1,165,335
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	Aaa	5.065	%(c)	02/25/35	290	281,715
Freddie Mac Reference REMIC, Series R007, Class ZA	Aaa	6.000%		05/15/36	4,112	4,790,066
Freddie Mac REMICS, Series 2808, Class FT	Aaa	0.592	%(c)	04/15/33	1,982	1,980,385
Freddie Mac REMICS, Series 3639, Class EY	Aaa	5.000%		02/15/30	3,100	3,490,529
Freddie Mac REMICS, Series 3768, Class MB	Aaa	4.000%		12/15/39	10,732	11,436,873
Freddie Mac REMICS, Series 3806, Class CZ	Aaa	5.500%		07/15/34	9,272	10,843,751
Government National Mortgage Assoc., Series 2008-60, Class SH, IO	Aaa	5.908	%(c)	07/16/38	1,512	240,108
Government National Mortgage Assoc., Series 2009-87, Class SI, IO	Aaa	6.508	%(c)	02/20/35	2,079	386,286
Government National Mortgage Assoc., Series 2009-87, Class TS, IO	Aaa	5.858	%(c)	07/20/35	3,993	636,425
Government National Mortgage Assoc., Series 2009-106, Class SU, IO	Aaa	5.958	%(c)	05/20/37	8,839	1,375,266
Government National Mortgage Assoc., Series 2010-3, Class MS, IO	Aaa	6.308	%(c)	11/20/38	2,589	406,304
Government National Mortgage Assoc., Series 2010-14, Class SA, IO	Aaa	7.758	%(c)	12/20/32	1,920	324,526
Government National Mortgage Assoc., Series 2010-14, Class SH, IO	Aaa	5.758	%(c)	02/16/40	2,152	418,780
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.258	%(c)	03/20/39	2,355	372,973
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	Aaa	6.238	%(c)	04/20/40	963	159,170
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.308	%(c)	04/16/34	2,509	228,584
Government National Mortgage Assoc., Series 2010-50, Class QS, IO	Aaa	6.308	%(c)	12/20/38	3,706	582,154
Government National Mortgage Assoc., Series 2010-57, Class QS, IO	Aaa	6.258	%(c)	05/20/40	1,754	310,646
Government National Mortgage Assoc., Series 2010-60, Class S, IO	Aaa	6.258	%(c)	05/20/40	5,004	864,622
Government National Mortgage Assoc., Series 2010-76, Class SH, IO	Aaa	6.258	%(c)	05/20/40	606	96,455
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.408	%(c)	01/20/40	1,886	322,427
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.000%		11/20/36	5,982	782,285
Government National Mortgage Assoc., Series 2010-113, Class BS, IO	Aaa	5.758	%(c)	09/20/40	5,064	805,322
Government National Mortgage Assoc., Series 2010-121, Class SE, IO	Aaa	5.758	%(c)	09/20/40	4,416	707,192
Government National Mortgage Assoc., Series 2010-167, Class US, IO	Aaa	6.388	%(c)	11/20/38	1,946	265,450
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.924	%(c)	02/20/60	8,508	8,525,483
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.244	%(c)	05/20/60	8,604	8,754,722
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.244	%(c)	06/20/60	9,818	10,010,740

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.595	%(c)	10/20/60	$17,342	$17,081,963
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.615	%(c)	10/20/60	15,119	14,849,816
Government National Mortgage Assoc., Series 2010-H26, Class LF	Aaa	0.615	%(c)	08/20/58	952	936,592
Government National Mortgage Assoc., Series 2011-11, Class SA, IO	Aaa	5.758	%(c)	01/20/41	3,110	490,412
Government National Mortgage Assoc., Series 2011-32, Class S, IO	Aaa	5.758	%(c)	03/16/41	1,316	175,999
Government National Mortgage Assoc., Series 2011-32, Class SD, IO	Aaa	5.758	%(c)	03/20/41	1,764	278,077
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.888	%(c)	02/16/36	7,755	1,156,832
Government National Mortgage Assoc., Series 2011-70, Class BS, IO	Aaa	6.458	%(c)	12/16/36	4,577	870,205
Government National Mortgage Assoc., Series 2011-135, Class D	Aaa	5.000%		04/16/40	1,200	1,348,610
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.442	%(c)	10/25/45	336	186,314
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C	0.492	%(c)	04/25/36	4,477	1,924,967
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca	0.472	%(c)	04/25/36	429	211,979
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	B1	0.592	%(c)	03/25/35	2,085	1,704,746
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 144A	Ba3	0.592	%(c)	09/25/35	6,091	4,775,434
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.500%		11/25/35	2,261	2,155,454
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	CC(d)	2.749	%(c)	07/25/35	800	598,314
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Baa3	2.763	%(c)	01/19/35	547	428,239
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa1	0.592	%(c)	01/19/35	152	97,402
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa2	0.622	%(c)	01/19/35	488	252,413
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.692	%(c)	07/25/34	1,263	1,186,494
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.792	%(c)	01/25/35	4,669	4,582,523
Impac Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.592	%(c)	08/25/36	447	399,040
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.442	%(c)	10/25/36	2,024	1,254,830
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B(d)	2.766	%(c)	08/25/35	1,400	1,102,004
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.500%		01/25/36	4,149	4,063,737
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	A1	2.657	%(c)	04/21/34	3,243	3,244,138
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	B-(d)	0.692	%(c)	09/25/34	1,621	1,463,304
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 144A	Ba3	7.000%		08/25/34	2,742	2,802,617
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A	B2	0.592	%(c)	05/25/35	3,731	2,836,124

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A1F, 144A	B3	0.602	%(c)	07/25/35	$7,175	$5,466,251
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	CCC(d)	2.430	%(c)	12/25/35	1,904	1,444,360
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.450	%(c)	02/25/36	511	368,795
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.281	%(c)	02/25/36	241	199,518
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	2.136	%(c)	02/25/36	782	687,258
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba1	2.780	%(c)	07/25/34	1,752	1,600,756
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Baa3	2.798	%(c)	11/25/34	3,509	3,228,843
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.942	%(c)	12/25/35	4,279	2,642,282
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca	2.757	%(c)	03/25/36	4,630	2,568,491
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 144A	Baa3	6.500%		02/25/35	3,739	3,803,793
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Ca	2.810	%(c)	06/25/36	1,743	878,093
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa1	7.000%		04/25/35	4,568	3,337,303
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.692	%(c)	01/25/37	2,426	1,112,763
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.214	%(c)	12/26/35	2,055	2,063,540
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa3	0.602	%(c)	01/25/37	636	291,451
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.000%		05/25/32	218	203,376
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.000%		07/25/37	3,571	2,582,562
Saco I, Inc., Series 2007-VA1, Class A, 144A	CCC(d)	8.758	%(c)	06/25/21	2,526	2,652,440
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Baa2	0.612	%(c)	07/25/34	469	403,809
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	Baa3	2.756	%(c)	09/25/34	344	316,514
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Baa3	0.542	%(c)	09/25/34	752	562,186
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	B3	5.500	%(c)	12/25/34	529	511,596
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.504	%(c)	06/25/35	151	118,440
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.531	%(c)	10/25/35	4,130	3,294,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CC(d)	5.433	%(c)	05/25/36	566	436,937
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.500%		09/25/35	1,250	1,105,336
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B3	0.592	%(c)	03/25/35	4,630	3,651,707
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.592	%(c)	04/25/35	4,501	3,475,928
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B3	0.592	%(c)	06/25/35	4,527	3,487,355

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.155	%(c)	09/25/37	$3,010	$3,023,484
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CC(d)	2.785	%(c)	08/20/35	237	170,018
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.463	%(c)	02/25/33	1,801	1,721,830
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.459	%(c)	09/25/33	679	684,109
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	A2	2.468	%(c)	10/25/33	6,848	6,853,605
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	B2	0.562	%(c)	08/25/45	7,486	6,139,741
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca	0.732	%(c)	10/25/45	7,623	4,220,239
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Caa1	1.140	%(c)	06/25/46	619	464,953
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	2.690	%(c)	02/25/37	1,217	868,104
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	2.636	%(c)	03/25/37	1,069	848,272
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	2.365	%(c)	09/25/36	743	537,389
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	0.969	%(c)	07/25/47	24,831	15,796,623
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	B-(d)	5.612	%(c)	04/25/36	332	312,798

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $403,922,891)						407,813,359

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.0%
Federal Home Loan Mortgage Corp.		2.500%		TBA	12,700	12,868,671
Federal Home Loan Mortgage Corp.		2.590	%(c)	07/01/36	1,856	1,960,568
Federal Home Loan Mortgage Corp.		4.000%		TBA	22,200	23,164,314
Federal Home Loan Mortgage Corp.		5.000%		03/01/38	4,305	4,640,481
Federal Home Loan Mortgage Corp.		5.500%		12/01/38	9,573	10,419,481
Federal Home Loan Mortgage Corp.		5.500%		TBA	900	976,500
Federal Home Loan Mortgage Corp.		6.000%		11/01/39-12/01/39	38,362	42,450,270
Federal Home Loan Mortgage Corp.		6.500%		09/01/39	2,133	2,386,400
Federal National Mortgage Assoc.		2.124	%(c)	01/01/37	174	184,038
Federal National Mortgage Assoc.		2.500%		TBA	1,600	1,622,000
Federal National Mortgage Assoc.		2.500%		TBA	23,000	23,255,156
Federal National Mortgage Assoc.		3.000%		TBA	62,300	64,490,232
Federal National Mortgage Assoc.		3.500%		TBA	20,100	21,079,875
Federal National Mortgage Assoc.		3.500%		TBA	18,800	19,249,438
Federal National Mortgage Assoc.		4.000%		10/01/41-12/01/41	52,615	55,225,955
Federal National Mortgage Assoc.		4.000%		TBA	55,200	57,753,000
Federal National Mortgage Assoc.		4.500%		04/01/31-10/01/41	24,984	26,602,125
Federal National Mortgage Assoc.		4.500%		TBA	80,600	85,599,723
Federal National Mortgage Assoc.		4.562	%(c)	05/01/37	194	206,667
Federal National Mortgage Assoc.		5.000%		07/01/33-06/01/41	27,148	29,652,435
Federal National Mortgage Assoc.		5.500%		11/01/28-05/01/40	20,184	22,070,428
Federal National Mortgage Assoc.		5.500%		TBA	1,300	1,414,156
Federal National Mortgage Assoc.		5.501	%(c)	08/01/37	217	231,640
Federal National Mortgage Assoc.		6.000%		09/01/37	2,105	2,332,458
Federal National Mortgage Assoc.		6.500%		06/01/40	12,355	13,878,787
Federal National Mortgage Assoc.		6.500%		TBA	16,600	18,581,625
Federal National Mortgage Assoc.		7.000%		04/01/37-02/01/39	19,472	22,353,941

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Bonds(a)	6.625%		11/15/30		$5,030	$7,136,816
Federal National Mortgage Assoc., Notes(a)	5.375%		06/12/17		19,750	23,781,054
Federal National Mortgage Assoc., Notes(a)	5.625%		07/15/37		4,730	6,251,466
Federal National Mortgage Assoc., Sr. Sub. Notes	5.250%		08/01/12		14,190	14,416,160
Federal National Mortgage Assoc., Sub. Debs.	3.450	%(s)	10/09/19		5,800	4,485,262
Financing Corp. FICO, Series 1P, Debs., PO	1.979	%(s)	05/11/18		1,670	1,480,590
Financing Corp. FICO, Series 6P, Debs., PO	2.042	%(s)	08/03/18		4,270	3,753,736
Financing Corp. FICO, Series 11P, Debs., PO	1.904	%(s)	02/08/18		440	393,796
Financing Corp. FICO, Series 12P, Debs., PO	2.442	%(s)	12/06/18		3,500	2,975,990
Financing Corp. FICO, Series 13P, PO	2.162	%(s)	12/27/18		7,929	6,858,815
Financing Corp. FICO, Series 15P, Debs., PO	2.226	%(s)	03/07/19		2,900	2,487,266
Financing Corp. FICO, Series 19P, Debs., PO	2.292	%(s)	06/06/19		210	178,290
Financing Corp. FICO, Series B-P, Debs., PO	1.953	%(s)	04/06/18		1,340	1,192,138
Financing Corp. FICO, Series D-P, Debs., PO	2.374	%(s)	09/26/19		5,580	4,675,873
Financing Corp. FICO, Series E-P, Debs., PO	2.111	%(s)	11/02/18		5,800	5,050,425
Government National Mortgage Assoc.	2.023	%(c)	11/20/60		6,697	7,045,031
Government National Mortgage Assoc.	2.029	%(c)	07/20/60		5,382	5,597,046
Government National Mortgage Assoc.	2.053	%(c)	09/20/60		6,240	6,570,622
Government National Mortgage Assoc.	2.694	%(c)	04/20/60		9,274	9,971,044
Government National Mortgage Assoc.	3.500%		TBA		18,400	19,173,374
Government National Mortgage Assoc.	4.000%		TBA		9,700	10,409,312
Government National Mortgage Assoc.	4.500%		01/20/40-03/20/41		60,696	66,208,452
Government National Mortgage Assoc.	4.500%		TBA		1,400	1,523,156
Government National Mortgage Assoc.	5.000%		10/20/39-11/20/40		48,806	53,917,221
Government National Mortgage Assoc.	5.500%		TBA		5,500	6,111,875
Government National Mortgage Assoc.	6.000%		09/20/38-08/20/40		27,904	31,417,871
Government National Mortgage Assoc.	6.000%		TBA		8,200	9,253,188
Government National Mortgage Assoc.	6.000%		TBA		2,300	2,587,500
Government National Mortgage Assoc.	6.500%		10/20/37		3,389	3,878,605

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $871,245,147)						883,432,338

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bonds	3.125%		11/15/41		79,930	76,670,375
U.S. Treasury Bonds	4.375%		05/15/41		8,060	9,689,635
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%		04/15/12		14,800	16,564,462
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25		6,320	9,664,367
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	(k)	14,330	19,961,732
U.S. Treasury Notes	0.250%		01/31/14		950	948,627
U.S. Treasury Notes	0.375%		03/15/15		740	737,167
U.S. Treasury Notes	0.500%		05/31/13		190	190,549
U.S. Treasury Notes(a)	0.875%		02/28/17		680	675,219
U.S. Treasury Notes	1.000%		09/30/16-03/31/17		73,250	73,116,284
U.S. Treasury Notes	1.250%		01/31/19		43,170	42,266,107
U.S. Treasury Notes(a)	1.375%		02/15/13-02/28/19		40,260	39,699,429
U.S. Treasury Notes	1.750%		10/31/18		16,790	17,056,273
U.S. Treasury Notes	2.000%		11/15/21-02/15/22		60,820	59,871,898

TOTAL U.S. TREASURY OBLIGATIONS (cost $366,803,851)						367,112,124

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value

PREFERRED STOCKS — 0.1%

Diversified Financial Services
Citigroup Capital XII, 0.053%	13,675	$350,080
Citigroup Capital XIII, 7.875%	45,250	1,230,800

TOTAL PREFERRED STOCKS (cost $1,535,124)		1,580,880

	Units

WARRANTS*(l)

Oil, Gas & Consumable Fuels
SemGroup Corp., Class A Stock, expiring 11/30/14(g) (cost $0)	2,070	10,183

TOTAL LONG-TERM INVESTMENTS (cost $2,713,745,526)		2,762,896,920

	Shares

SHORT-TERM INVESTMENTS — 17.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 17.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $461,677,806; includes $163,617,783 of cash collateral for securities on loan)(b)(w)	461,677,806	461,677,806

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Put Options — 0.1%
90 Day Euro Dollar,
expiring 09/14/12, Strike Price $98.75		$2,425	757,812
expiring 09/14/12, Strike Price $99.00		643	181,506
5 Year CDX North America IG 17,
expiring 06/20/12, Strike Price $0.97	Barclays Bank PLC USA	283	622,553

TOTAL OPTIONS PURCHASED (cost $1,806,483)			1,561,871

TOTAL SHORT-TERM INVESTMENTS (cost $463,484,289)			463,239,677

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 120.5% (cost $3,177,229,815)			3,226,136,597

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes, expiring 05/25/12, Strike Price $133.50		476	(37,188)

Put Options
90 Day Euro Dollar,
expiring 12/14/12, Strike Price $98.25		2,425	(375,875)
expiring 09/14/12, Strike Price $98.75		643	(112,438)
5 Year CDX North America IG 16,
expiring 06/20/12, Strike Price $0.92	Barclays Bank PLC	565	(414,234)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j) (Continued)

Put Options (cont’d)
10 Year U.S. Treasury Notes,
expiring 05/25/12, Strike Price $126.00	$218	$(54,500)
expiring 05/25/12, Strike Price $127.50	307	(148,703)

		(1,105,750)

TOTAL OPTIONS WRITTEN (premiums received $2,044,035)		(1,142,938)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 120.5% (cost $3,175,185,780)		3,224,993,659
Liabilities in excess of other assets(x) — (20.5)%.		(548,104,943)

NET ASSETS — 100.0%		$2,676,888,716

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$159,891,744; cash collateral of $163,617,783 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Financial futures contracts open at March 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation (Depreciation) (1)(2)
Long Positions:
180	5 Year Euro-Bobl	Jun. 2012	$29,813,948	$29,794,743	$(19,205)
759	30 Year U.S. Ultra Bonds	Jun. 2012	119,575,087	114,585,282	(4,989,805)

					(5,009,010)

Short Positions:
101	90 Day Euro Dollar	Jun. 2012	25,038,687	25,131,325	(92,638)
244	2 Year U.S. Treasury Notes.	Jun. 2012	53,754,157	53,714,314	39,843
1,288	5 Year U.S. Treasury Notes.	Jun. 2012	158,580,719	157,830,313	750,406
1,885	10 Year U.S. Treasury Notes.	Jun. 2012	246,637,563	244,078,045	2,559,518
676	20 Year U.S. Treasury Bonds	Jun. 2012	96,027,640	93,119,000	2,908,640

					6,165,769

					$1,156,759

(1)	Cash of $8,804,003 and U.S. Treasury Securities with a market value of $1,393,003 has been segregated to cover requirement for open futures contracts as of March 31, 2012.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Canadian Dollar, Expiring 05/16/12	Citigroup Global Markets	CAD	23,243	$23,279,199	$23,279,605	$406
Japanese Yen, Expiring 05/16/12	Citigroup Global Markets	JPY	1,205,786	15,727,985	14,574,147	(1,153,838)

				$39,007,184	$37,853,752	$(1,153,432)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 04/16/12	Bank of America	BRL	23,190	$12,980,688	$12,654,421	$326,267
Euro,
Expiring 05/16/12	Bank of America	EUR	8,461	11,160,424	11,287,023	(126,599)
Expiring 05/16/12	Citigroup Global Markets	EUR	27,964	36,479,869	37,303,557	(823,688)
Expiring 05/16/12	Citigroup Global Markets	EUR	23,746	30,986,752	31,677,303	(690,551)
Japanese Yen,
Expiring 05/16/12	Craig-Hallum Capital Group LLC	JPY	1,205,786	15,661,689	14,574,143	1,087,546

				$107,269,422	$107,496,447	$(227,025)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2012.

Interest rate swap agreements outstanding at March 31, 2012:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(2)	Counterparty
Over-the-counter swap agreements:
$50,560	01/27/22	1.195%	3 month LIBOR(1)	$786,965	$—	$786,965	Barclays Bank PLC

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2012.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

Total return swap agreements outstanding at March 31, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)
Barclays Bank PLC	01/12/41	$12,172	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	$179,281	$—	$179,281
Barclays Bank PLC	01/12/41	12,948	Receive fixed rate payments on IOS.FN30.500.10 Index and pay variable payments on the one month LIBOR.	188,146	—	188,146

				$367,427	$—	$367,427

(1) The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Preferred Stocks	$1,580,880	$—	$—
Warrants	—	10,183	—
Asset-Backed Securities	—	92,378,552	14,971,826
Bank Loans	—	41,473,580	—
Commercial Mortgage-Backed Securities	—	41,465,802	—
Corporate Bonds	—	828,820,638	—
Foreign Government Bonds	—	59,152,653	—
Municipal Bonds	—	13,098,116	11,586,869
Residential Mortgage-Backed Securities	—	383,651,515	24,161,844
U.S. Government Agency Obligations	—	854,248,595	29,183,743
U.S. Treasury Obligations	—	367,112,124	—
Affiliated Money Market Mutual Fund	461,677,806	—	—
Options Purchased	939,318	622,553	—
Options Written	(728,704)	(414,234)	—
Other Financial Instruments*
Futures	1,156,759	—	—
Foreign Forward Currency Contracts	—	(1,380,457)	—
Interest Rate Swap	—	786,965	—
Total Return Swaps	—	367,427	—

Total	$464,626,059	$2,681,394,012	$79,904,282

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Municipal Bonds
Balance as of 12/31/11	$7,699,500	$11,484,324
Accrued discounts/premiums	115,465	14,045
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	972,091	88,500
Purchases	—	—
Sales	—	—
Transfers into Level 3	6,184,770	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$14,971,826	$11,586,869

	Residential Mortgage-Backed Securities	U.S. Government Mortgage -Backed Securities
Balance as of 12/31/11	$14,873,378	$29,713,571
Accrued discounts/premiums	(32,494)	(847,773)
Realized gain (loss)	86	(50,701)
Change in unrealized appreciation (depreciation)**	(11,064)	368,647
Purchases	9,331,938	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$24,161,844	$29,183,744

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $1,418,174 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Asset-Backed Security transferred into Level 3 as a result of no longer being priced by a vendor.

Included in the table above, under Level 3 securities, are securities fair valued using broker quotes as adjusted for changes in yields of comparable U.S. Government and other securities, using fixed income securities valuation models.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the official NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit, spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The other Portfolios value short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated sub custodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date    May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    May 23, 2012

*	Print the name and title of each signing officer under his or her signature.